Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2014
Date of reporting period:	October 31, 2014

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J & R Share Classes

Annual Report

October 31, 2014

Table of Contents

Economic & Financial Market Review	2
Important Fund Information	3
Bond & Mortgage Securities Fund	4
Core Plus Bond Fund I	5
Diversified International Fund	6
Equity Income Fund	7
Global Diversified Income Fund	8
Global Real Estate Securities Fund	9
Government & High Quality Bond Fund	10
High Yield Fund	11
High Yield Fund I	12
Income Fund	13
Inflation Protection Fund	14
International Emerging Markets Fund	15
International Fund I	16
LargeCap Blend Fund II	17
LargeCap Growth Fund	18
LargeCap Growth Fund I	19
LargeCap Growth Fund II	20
LargeCap S&P 500 Index Fund	21
LargeCap Value Fund	22
LargeCap Value Fund III	23
MidCap Fund	24
MidCap Growth Fund	25
MidCap Growth Fund III	26
MidCap S&P 400 Index Fund	27
MidCap Value Fund I	28
MidCap Value Fund III	29
Overseas Fund	30
Principal Capital Appreciation Fund	31
Principal LifeTime 2010 Fund	32
Principal LifeTime 2015 Fund	33
Principal LifeTime 2020 Fund	34
Principal LifeTime 2025 Fund	35
Principal LifeTime 2030 Fund	36

Table of Contents

Principal LifeTime 2035 Fund	37
Principal LifeTime 2040 Fund	38
Principal LifeTime 2045 Fund	39
Principal LifeTime 2050 Fund	40
Principal LifeTime 2055 Fund	41
Principal LifeTime 2060 Fund	42
Principal LifeTime Strategic Income Fund	43
Real Estate Securities Fund	44
SAM Balanced Portfolio	45
SAM Conservative Balanced Portfolio	46
SAM Conservative Growth Portfolio	47
SAM Flexible Income Portfolio	48
SAM Strategic Growth Portfolio	49
Short-Term Income Fund	50
SmallCap Blend Fund	51
SmallCap Growth Fund I	52
SmallCap S&P 600 Index Fund	53
SmallCap Value Fund II	54
Financial Statements	55
Notes to Financial Statements	160
Schedules of Investments	204
Financial Highlights (Includes performance information)	476
Report of Independent Registered Public Accounting Firm	580
Shareholder Expense Example	581
Supplemental Information	589

Economic & Financial Market Review

Investors have experienced some unsettling factors during the 12-month period that ended October 31, 2014 including geopolitical pressures, cautionary events around the world, and the phase-out of quantitative easing in the United States. One beneficiary to this global uncertainty has been that the U.S. is again viewed as an economic safe haven in an uncertain world.

In the U.S., the Federal Reserve (the Fed) has undergone a gradual tapering of its bond purchases from a high of $85 billion per month to zero as of October 2014. Although the year began with speculation about rapidly rising interest rates as a result of the Fed removing monetary stimulus from the economy, the markets have reacted oppositely. Interest rates have fallen from a high of 3.04% at year-end to 2.34% on October 31.1

Part of the reason for the fall in rates has been the absence of inflationary pressures in the United States. The lack of inflation also has its roots in the slowdown in growth internationally. Eurozone growth has fallen to 0.1% and inflation is running at 0.4%.2 This has been a significant concern for the European Central Bank, which has eased monetary policy twice in the past six months, and is considering its own quantitative easing facility. One result has been that the dollar has rallied 6.2% since the end of June, resulting in importing deflation, as the goods purchased overseas come at a cheaper price.3 Soft economies in Japan and China have paved the way for easier monetary policies in those countries.

One interesting side effect of this is the divergence between unemployment and the level of inflation. While inflation has remained stable, unemployment has hit a post-recession low of 5.9% in October.1 These factors have important ramifications for future policy as the Fed has a duel mandate of maximum employment and low inflation.

Aside from the impact of Fed policy, the U.S. has been able to show steady growth. Third quarter gross domestic product (GDP) was reported to rise at a 3.5% annualized pace. This came on the heels of a second quarter pace of 4.6% for GDP.4 Primary drivers of the pace of the expansion were increases in personal consumption and business investment. Both the University of Michigan’s Consumer Sentiment Index and the Purchasing Manager’s Index (PMI) hint at continued expansion. The University of Michigan’s survey showed that consumers are at their most confident in seven years, and while off its highs the PMI also shows continued strength, especially in new orders, which expanded for the 16th consecutive month.

1St. Louis Federal Reserve.
2Eurostat.
3Factset.
4Commerce Department.

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of the institutional share class.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Bond & Mortgage Securities Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	3.95%	5.47%	3.65%	3/1/01	12/6/00
	Including Sales Charge	2.95%	5.47%	3.65%
Institutional Shares		4.40%	5.97%	4.21%	3/1/01	12/6/00
R-1 Shares		3.49%	5.05%	3.30%	11/1/04	12/6/00
R-2 Shares		3.57%	5.17%	3.43%	12/6/00	-
R-3 Shares		3.74%	5.36%	3.62%	12/6/00	-
R-4 Shares		4.05%	5.58%	3.82%	12/6/00	-
R-5 Shares		4.06%	5.68%	3.94%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Bond & Mortgage Securities Fund outperformed the Barclays Capital Aggregate Index, driven by positive security selection and sector allocation. An out of index allocation to below investment grade corporate bonds, as well as security selection within mortgage-backed securities (MBS), investment grade corporate bonds, commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) contributed. Underweight positions to U.S. Treasury securities and agencies, along with over weights to investment grade corporate bonds and CMBS contributed to performance. Duration positioning detracted, as the portfolio was short duration relative to the index during times of declining interest rates. Yield curve positioning also detracted, with underperformance driven by underweights at the five and twenty-year key rate duration points. Security selection within emerging markets and U.S. Treasury securities, as well as an underweight to MBS, detracted. Derivatives were used during the year to tactically hedge exposures, primarily in emerging market securities and below investment grade corporate bonds. These positions helped mitigate losses during periods of increased volatility and spread widening.

Core Plus Bond Fund I

Average Annual Total Returns* as of October 31, 2014
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	2.75%	4.20%	5.59%	9/30/08
R-1 Shares	1.92%	3.28%	4.68%	9/30/08
R-2 Shares	2.03%	3.43%	4.83%	9/30/08
R-3 Shares	2.24%	3.63%	5.01%	9/30/08
R-4 Shares	2.46%	3.80%	5.24%	9/30/08
R-5 Shares	2.51%	3.93%	5.33%	9/30/08

What contributed to or detracted from Fund performance during the fiscal year?

Exposure to non-agency mortgage backed securities (MBS) added to performance on the back of the ongoing U.S. housing recovery and strong technicals. Tactical duration exposures to select European countries, including Italy and Spain, contributed as rates declined in this region on the back of continued accommodative monetary policy from the European Central Bank. Currency positioning, including short exposure to the euro and yen, employed via currency forwards, contributed to performance as both currencies were weak relative to the U.S. dollar. Curve positioning, particularly a focus on the front end of the curve while maintaining an underweight to long maturities, partially implemented via interest rate swaps, detracted from performance as the yield curve flattened. An underweight to corporate bonds, which outperformed Treasuries, also hindered performance. However, tactical exposure to the high yield sector partially offset this negative impact. Holdings of Treasury Inflation-Protected Securities (TIPS) also detracted, as inflation expectations declined.

Diversified International Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	2.98%	8.01%	6.52%	3/1/01	12/6/00
	Including Sales Charge	1.98%	8.01%	6.52%
Institutional Shares		3.45%	8.52%	7.11%	3/1/01	12/6/00
R-1 Shares		2.56%	7.60%	6.20%	11/1/04	12/6/00
R-2 Shares		2.60%	7.73%	6.34%	12/6/00	-
R-3 Shares		2.89%	7.92%	6.52%	12/6/00	-
R-4 Shares		3.05%	8.15%	6.69%	12/6/00	-
R-5 Shares		3.18%	8.45%	6.94%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in Canada contributed, led by Alimentation Couche-Tard due to better than expected first-quarter earnings per share (EPS) and an unexpected increase in the quarterly dividend as a result of better than expected fuel margins and strong gross margins in Europe. Shire Pharmaceutical contributed due to better than expected third-quarter EPS as a result of existing product sales growth and efficiencies from cost restructuring. Overweight to Coloplast in the health care sector contributed due to strong fourth-quarter EPS results, driven by lower expenses. Stock selection in Japan detracted. Exposure to the financial group, Orix detracted as a result of geopolitical risks and global risk aversion weighing on the stock. Exposure to Greece detracted, driven by an overweight to Alpha Bank, which underperformed amid political concerns and concerns about the pace of the European recovery. Stock selection in Hong Kong also detracted from performance, led by Sands China, which underperformed as Macau VIP and mass travel slowed and has negatively impacted industry revenue.

Equity Income Fund

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Extended
	1-Year	5-Year	10-Year	Inception Date	Performance
					Inception Date
Institutional Shares	16.08%	16.02%	8.64%	8/1/00	5/31/39
R-1 Shares	15.06%	15.03%	7.71%	3/1/10	5/31/39
R-2 Shares	15.25%	15.18%	7.85%	3/1/10	5/31/39
R-3 Shares	15.47%	15.38%	8.04%	3/1/10	5/31/39
R-4 Shares	15.64%	15.60%	8.23%	3/1/10	5/31/39
R-5 Shares	15.81%	15.74%	8.30%	3/1/10	5/31/39

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Lockheed Martin, a defense company, continued to outpace the broader Industrial sector, aiding performance. Selection within and allocation to the financial sector aided performance, led by Digital Realty Trust. Allocation to Kroger Co., a consumer staples company, aided results as it gained momentum after beating earnings expectations. Selection within the consumer discretionary sector hindered performance, led by Mattel, Inc., which underperformed due to continued disappointing sales in the doll category and concerns about growth in the toy industry. Within the information technology sector, underweight to Intel detracted from performance as the company outperformed. Allocation to GlaxoSmithKline within the health care sector underperformed due to concerns over patent expirations and a soft near-term new product pipeline.

Global Diversified Income Fund

Sub-Advisors: Colonial First State Asset Management, LTD., DDJ Capital Management, LLC, Guggenheim Investment Management, LLC, Post Advisory Group, LLC, Principal Global Investors, LLC, Principal Management Corporation, Principal Real Estate Investors, LLC, Reeves Asset Management, Spectrum Asset Management, Inc., Stone Harbor Investment Partners, LP, and Tortoise Capital Advisors, LLC.

Value of a $10,000 Investment* December 15, 2008 - October 31, 2014

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2014
1-Year		5-Year	Since Inception	Inception Date
Institutional Shares	8.47%	11.00%	15.05%	12/15/08

What contributed to or detracted from Fund performance during the fiscal year?

From an asset allocation perspective, an overweight to the master limited partnerships (MLPs) (sleeve managed by Tortoise Capital Advisors) contributed the most. An underweight to high yield (sleeves managed by DDJ Capital Management and Guggenheim Investment Management) also contributed. From a manager perspective, outperformance by the commercial mortgage-backed securities (CMBS) sleeve (managed by Principal Global Investors) contributed the most due to positive security selection driven by Junior AAA (AJ) classes and legacy credit. Outperformance by the high yield sleeves and infrastructure sleeves (managed by Colonial First State Asset Management and Reaves Asset Management) also aided performance. From an asset allocation perspective, underweight to global value equity (managed by Principal Global Investors) and commercial mortgage-backed securities (CMBS) detracted. From a manager perspective, the emerging market debt sleeve (managed by Stone Harbor Investment Partners) was the only sleeve that detracted, led by an overweight to Venezuela.

Global Real Estate Securities Fund

Sub-Advisor: Principal Real Estate Investors, LLC

Average Annual Total Returns* as of October 31, 2014
	1-Year	5 -Year	Since Inception	Inception Date
Institutional Shares	11.46%	15.31%	3.23%	10/1/07

What contributed to or detracted from Fund performance during the fiscal year?

A large overweight to Pebblebrook Hotels contributed due to the majority of the company's hotel assets being located in thriving U.S. West Coast markets as well as the completion of successful acquisitions. Stock selection within Japan was a top contributor, led by lack of allocation to Sumitomo Realty and Development, whose relatively higher leverage makes it more sensitive to inflation expectations than peers. An overweight to U.S. mall owner Simon Property Group contributed as it delivered robust internal growth resulting from rising occupancy levels and solid lease spreads. Unfavorable stock selection within France detracted, led by an overweight position in Icade, a French diversified property owner. Overweights to Klepierre and Accor also detracted. Overweight to Agile Property Holdings detracted due to investor concerns on its high gearing, slow cash collection and sluggish sales amidst weaker sentiment for the Chinese developers. Underweight to Digital Realty Trust detracted.

Government & High Quality Bond Fund

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	3.37%	3.57%	4.03%	12/15/08	5/4/84
	Including Sales Charge	2.37%	3.57%	4.03%
Institutional Shares		3.77%	4.03%	4.52%	3/23/98	5/4/84
R-1 Shares		2.86%	3.22%	3.70%	12/15/08	5/4/84
R-2 Shares		3.00%	3.35%	3.84%	12/15/08	5/4/84
R-3 Shares		3.18%	3.54%	4.03%	12/15/08	5/4/84
R-4 Shares		3.38%	3.73%	4.17%	12/15/08	5/4/84
R-5 Shares		3.50%	3.87%	4.25%	12/15/08	5/4/84

What contributed to or detracted from Fund performance during the fiscal year?

An out-of benchmark allocation to non-agency collateralized mortgage obligations (CMOs) contributed to performance. Issue selection in Fannie Mae (FNMA) and Ginnie Mae (GNMA) securities contributed significantly to performance. An out-of benchmark allocation to asset backed securities (ABS) contributed to performance. Issue selection in Freddie Mac securities was the largest detractor to performance. An out-of benchmark allocation to agency commercial mortgage backed securities detracted from performance. An out-of-benchmark allocation to U.S Treasury securities also hindered performance.

High Yield Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
	1-Year	5-Year	10-Year
Institutional Shares	5.58%	9.84%	8.78%

What contributed to or detracted from Fund performance during the fiscal year?

Underweight to Caesars Entertainment and an overweight to the first lien debt of the corporation contributed the most to performance. Overweight to Jazz Technologies, a semiconductor company, also contributed due to the security price moving higher following a facility joint venture with Panasonic. Exposure to ArcelorMittal, a global steel producer that continues to work on improving its balance sheet, also contributed to performance. The largest detractor was exposure to NII Holdings Inc., a Latin American wireless company which suffered from several operational missteps and is currently in debt restructuring. Midwest Vanadium Pty Ltd, a vanadium mining company currently going through restructuring, also hindered performance. Overweight to the oil field service sector detracted from performance as a result of oil prices trading off fairly rapidly over the last couple of months.

High Yield Fund I

Sub-Advisors: J.P. Morgan Investment Management, Inc, Neuberger Berman Fixed Income, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	4.99%	9.81%	8.19%	12/29/04

What contributed to or detracted from Fund performance during the fiscal year?

Security selection within the industrials sector, led by selection within the consumer cyclical and technology industries, benefited performance relative to the Barclays U.S. High Yield 2% Issuer Capped Index. Selection within the gaming sub-sector was the most beneficial given exposure to and timely exit from Caesar's Entertainment bonds. Additionally, an overweight position to and selection within First Data Corporation bonds (technology sector) contributed. Issue selection within the communications sector also aided results, led by wireless providers, Deutsche Telekom and SoftBank Corporation, as well as wirelines providers, CenturyLink and Level 3 Communications. Exposure to preferred securities issued by Ally Financial aided results, as did security selection within the independent energy sub-sector. Security selection within the electric utility and metals & mining sub-sectors were a drag on results. Exposure to several coal producers, specifically Arch Coal, Inc. and an overweight to Alpha Natural Resources, Inc. hindered results as these companies were impacted by slowing global demand growth and lower international coal prices. Furthermore, an out-of-index position in Latin American wireless service provider NII Holdings, Inc. hindered results. Additionally, positions in Claire's Inc. and Gymboree (retailers) detracted from performance. Allocation to bank loans negatively impacted results as several issuers underperformed relative to the traditional high yield debt in the index.

Income Fund

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	4.73%	5.51%	5.29%	9/30/09	12/15/75
	Including Sales Charge	3.73%	5.51%	5.29%
Institutional Shares		5.13%	6.05%	5.86%	3/23/98	12/15/75
R-1 Shares		4.22%	5.16%	4.97%	3/1/10	12/15/75
R-2 Shares		4.35%	5.29%	5.10%	3/1/10	12/15/75
R-3 Shares		4.54%	5.50%	5.30%	3/1/10	12/15/75
R-4 Shares		4.74%	5.68%	5.48%	3/1/10	12/15/75
R-5 Shares		4.87%	5.78%	5.53%	3/1/10	12/15/75

What contributed to or detracted from Fund performance during the fiscal year?

Overweight to investment grade corporate bonds was the largest contributor to performance as corporate bonds were one of the best performing sectors. Overweight to and issue selection in high yield corporate bonds also contributed to performance. Underweight to U.S. Treasuries aided performance as they were one of the worst performing asset classes in fixed income. Allocation to asset backed securities detracted from performance. Lack of allocation to municipal bonds detracted from performance as this sector outperformed the benchmark. Lack of allocation to sovereign bonds also detracted from performance as this sector outperformed the benchmark.

Inflation Protection Fund

Sub-Advisor: BlackRock Financial Management, Inc.

Average Annual Total Returns* as of October 31, 2014
		1-Year	5-Year	Since Inception	Inception Date
Class J Shares	Excluding Sales Charge	0.85%	3.66%	1.14%	12/29/04
	Including Sales Charge	-0.14%	3.66%	1.14%
Institutional Shares		1.54%	4.34%	1.68%	12/29/04
R-1 Shares		0.62%	3.44%	0.81%	12/29/04
R-2 Shares		0.73%	3.57%	0.92%	12/29/04
R-3 Shares		0.97%	3.77%	1.11%	12/29/04
R-4 Shares		1.20%	3.95%	1.29%	12/29/04
R-5 Shares		1.31%	4.07%	1.42%	12/29/04

What contributed to or detracted from Fund performance during the fiscal year?

U.S. real curve (the real curve reflects real rates: nominal minus inflation equals real) and duration positioning were main contributors, as the portfolio maintained an overweight bias toward longer-dated U.S. Treasury Inflation-Protected Securities (TIPS). In the non-U.S. dollar (USD) space, allocation to Italian inflation-linked bonds and short Euro(EUR)/USD positioning were the primary contributors to active performance. The portfolio's New Zealand (outright) and Australia (vs. U.S.) real rate allocation was also a modest contributor. Short U.S. nominal duration and long U.S. breakeven positioning were the primary detractors. In the non-USD space, the portfolio's German inflation-linked bond position and Japanese positioning were modest detractors. Derivatives are viewed/utilized holistically within our aggregate risk positions. They are used primarily to hedge inflation, interest rate, and currency risk.

International Emerging Markets Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	-0.09%	4.38%	9.84%	3/1/01	12/6/00
	Including Sales Charge	-1.08%	4.38%	9.84%
Institutional Shares		0.33%	4.87%	10.46%	3/1/01	12/6/00
R-1 Shares		-0.52%	3.98%	9.51%	11/1/04	12/6/00
R-2 Shares		-0.41%	4.10%	9.65%	12/6/00	-
R-3 Shares		-0.24%	4.29%	9.85%	12/6/00	-
R-4 Shares		-0.01%	4.49%	10.06%	12/6/00	-
R-5 Shares		0.08%	4.62%	10.19%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in Asia was the strongest contributor, led by gains in Malaysia, Taiwan, and India. The traditionally less volatile Malaysian market provided an opportunity to hold overweight positions in Tenaga Nasional and Telekom Malaysia, both of which provided positive relative returns. In Latin America, Brazil contributed as volatility leading up to Dilma Rousseff's re-election and the 2014 World Cup provided an interesting investment landscape. Stock selection in Brazil was a key contributor, as perennial outperformer Kroton Educacional, Brazil's largest education company, doubled. Challenges in China, Thailand, and Indonesia detracted from performance. Timing in Chinese financials proved challenging as positions in Ping An Insurance and Country Garden Holdings were responsible for most of the underperformance in the sector as the property market in China cooled. Europe, the Middle East and Africa (EMEA) detracted. Greek banks such as National Bank of Greece and Piraeus Bank detracted from relative performance as asset quality concerns grew. In addition to the conflict between Russia and Ukraine, Russia detracted due to its largest export, oil, continued price declines amid over supply and the Organization of Petroleum Exporting Countries (OPEC) inconsistencies.

International Fund I

Sub-Advisors: Origin Asset Management, LLP

Average Annual Total Returns* as of October 31, 2014
					Extended
	1-Year	5-Year	10-Year	Inception Date	Performance
					Inception Date
Institutional Shares	6.45%	7.55%	5.86%	12/29/03	-
R-1 Shares	5.53%	6.62%	4.96%	11/1/04	12/29/03
R-2 Shares	5.66%	6.76%	5.07%	6/1/04	12/29/03
R-3 Shares	5.83%	6.95%	5.26%	6/1/04	12/29/03
R-4 Shares	6.01%	7.15%	5.46%	6/1/04	12/29/03
R-5 Shares	6.18%	7.30%	5.60%	6/1/04	12/29/03

What contributed to or detracted from Fund performance during the fiscal year?

Selection within the health care sector was a large contributor to relative performance, led by pharmaceuticals and biotechnology stocks. An overweight to and selection within the information technology sector also contributed to relative performance. Selection was positive in Japan and the UK, and an overweight to Western Europe boosted returns. Weak stock selection within industrials detracted from performance. Selection within Eastern Europe and Central Asia detracted from relative performance. Underweight to India was a large detractor, as the country had strong returns. Stock selection within Russia and South Africa detracted from performance.

LargeCap Blend Fund II

Sub-Advisors: ClearBridge Investments, LLC, Principal Management Corporation, and T. Rowe Price Associates, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	14.90%	14.57%	7.24%	3/1/01	12/6/00
	Including Sales Charge	14.05%	14.57%	7.24%
Institutional Shares		15.37%	15.07%	7.81%	12/6/00	-
R-1 Shares		14.30%	14.08%	6.88%	11/1/04	12/6/00
R-2 Shares		14.53%	14.22%	7.01%	12/6/00	-
R-3 Shares		14.70%	14.43%	7.20%	12/6/00	-
R-4 Shares		14.91%	14.65%	7.41%	12/6/00	-
R-5 Shares		15.02%	14.78%	7.54%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection in the financial sector aided performance, led by an overweight to Wells Fargo & Company. An underweight to the energy sector also boosted returns. An overweight to Facebook, relative to the index, enhanced performance, as it was the top contributor to returns. Stock selection was negative overall. Poor stock selection within the information technology sector detracted, led by an underweight to Intel Corporation. Sector allocation also diminished returns, led by an overweight to the consumer discretionary sector. The investment option was not rewarded for holding stocks that exhibited more price volatility (overweight position in stocks that have experienced more price movement than those within the index) than the stocks in the index.

LargeCap Growth Fund

Sub-Advisor: Columbus Circle Investors

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	14.61%	15.65%	8.09%	3/1/01	12/6/00
	Including Sales Charge	13.61%	15.65%	8.09%
Institutional Shares		15.09%	16.21%	8.79%	3/1/01	12/6/00
R-1 Shares		14.10%	15.22%	7.85%	11/1/04	12/6/00
R-2 Shares		14.34%	15.38%	7.98%	12/6/00	-
R-3 Shares		14.48%	15.74%	8.25%	12/6/00	-
R-4 Shares		14.68%	15.81%	8.37%	12/6/00	-
R-5 Shares		14.85%	15.91%	8.49%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the health care sector contributed to performance, led by Gilead, which outperformed based on strong prescription data for newly launched hepatitis-c drug Sovaldi. Allocation to Acatavis also contributed due to acquisition synergies derived from recent purchases of Warner Chilcott and Forest Laboratories. Delta Airlines aided performance as it generated strong profit margins as part of its continued turnaround, and price increases based on industry consolidation and route optimization. Allocation to Pioneer Natural detracted from performance due to weakness from sharply declining energy prices and a temporary pause in production. Allocation to Starbucks also hindered performance based on a temporary slowdown in comparable store sales due largely to adverse weather early in the year. Allocation to the Las Vegas Sands Macau detracted, as a result of anti-corruption policies, a slowing macroeconomic backdrop, lack of compelling new properties, select Visa travel restrictions, and lower spend per visitor.

LargeCap Growth Fund I

Sub-Advisors: Brown Advisory, LLC, Principal Management Corporation, and T. Rowe Price Associates, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	12.90%	17.00%	8.84%	3/1/01	12/6/00
	Including Sales Charge	11.90%	17.00%	8.84%
Institutional Shares		13.31%	17.62%	9.53%	12/6/00	-
R-1 Shares		12.39%	16.58%	8.57%	11/1/04	12/6/00
R-2 Shares		12.56%	16.76%	8.72%	12/6/00	-
R-3 Shares		12.67%	16.97%	8.92%	12/6/00	-
R-4 Shares		12.95%	17.16%	9.11%	12/6/00	-
R-5 Shares		13.01%	17.34%	9.24%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the financial sector contributed to performance, led by an overweight to Charles Schwab. Sector positioning relative to the index also added value, particularly an average 3% overweight to the health care sector. Principal LargeCap Growth Fund I's higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 3-month period) than the index added value. Stock selection overall detracted from performance, led by selection in the consumer discretionary sector. Selection in the industrials sector detracted from returns due to an overweight to Precision Cast parts Corporation. On average, Principal LargeCap Growth Fund I had a lower dividend yield (a comparison of dividends paid relative to share price, in the absence of capital gains, the dividend yield is the return on investment) than the index which detracted from relative returns.

LargeCap Growth Fund II

Sub-Advisors: American Century Investment Management, Inc., Montag & Caldwell, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	13.81%	14.34%	7.51%	3/1/01	12/6/00
	Including Sales Charge	12.81%	14.34%	7.51%
Institutional Shares		14.23%	14.91%	8.18%	12/6/00	-
R-1 Shares		13.14%	13.91%	7.25%	11/1/04	12/6/00
R-2 Shares		13.38%	14.07%	7.37%	12/6/00	-
R-3 Shares		13.61%	14.28%	7.58%	12/6/00	-
R-4 Shares		13.80%	14.48%	7.79%	12/6/00	-
R-5 Shares		13.99%	14.64%	7.91%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Selection within the materials sector contributed to performance. An average 2% overweight to the health care sector was also beneficial, as this sector was the best performing sector in the index. Principal LargeCap Growth Fund II held less risky securities than the index (in terms of lower debt-to-equity levels) which added value as well. Stock selection was negative overall, led by selection in the health care sector. Poor stock selection in the information technology sector also detracted, led by an underweight to Apple. Principal LargeCap Growth Fund II's lower dividend yield (a comparison of dividends paid relative to share price, in the absence of capital gains, the dividend yield is the return on investment) relative to the index detracted from results.

LargeCap S&P 500 Index Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	16.61%	15.99%	7.47%	3/1/01	12/6/00
	Including Sales Charge	15.61%	15.99%	7.47%
Institutional Shares		17.00%	16.46%	8.01%	3/1/01	12/6/00
R-1 Shares		16.00%	15.45%	7.07%	11/1/04	12/6/00
R-2 Shares		16.20%	15.61%	7.22%	12/6/00	-
R-3 Shares		16.43%	15.81%	7.41%	12/6/00	-
R-4 Shares		16.67%	16.04%	7.62%	12/6/00	-
R-5 Shares		16.73%	16.18%	7.75%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Performance was in line with the S&P 500 Index. All ten of the economic sectors posted positive returns with the health care and information technology sectors providing the largest positive returns. Southwest Airlines, Allergan, and Forest Laboratories contributed to portfolio performance. The energy and telecommunication services sectors recorded the worst returns during the period. Avon Products, Whole Foods Market, and Peabody Energy detracted from portfolio performance.

LargeCap Value Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	12.75%	15.38%	6.70%	3/1/01	12/6/00
	Including Sales Charge	11.75%	15.38%	6.70%
Institutional Shares		13.19%	15.98%	7.38%	3/1/01	12/6/00
R-1 Shares		12.21%	15.00%	6.44%	11/1/04	12/6/00
R-2 Shares		12.39%	15.14%	6.58%	12/6/00	-
R-3 Shares		12.57%	15.35%	6.77%	12/6/00	-
R-4 Shares		12.80%	15.57%	6.98%	12/6/00	-
R-5 Shares		12.91%	15.69%	7.10%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Overweight to Western Digital Corporation contributed as it benefited from stabilization and growth in the PC end market and a deep product portfolio which allows them to leverage the secular growth trends within information storage. Allocation to General Electric contributed to performance due to exceeding third-quarter earnings per share (EPS) estimates driven by taxes and better than expected margins. Overweight position in Apple contributed to performance, driven by strong results as iPhone units exceeded expectations. Overweight to Best Buy detracted due to aggressive promotional activity and declines in store traffic. Overweight position in Baker Hughes detracted from performance as the company missed third-quarter core earnings per share (EPS) estimates due to lower than expected margins in North America. Overweight position in GameStop detracted from performance, as the company reported holiday sales that were in-line with expectations, although software sales were below expectations and guidance for fourth-quarter EPS was lower than expected.

LargeCap Value Fund III

Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC, Principal Management Corporation, and Westwood Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	14.96%	13.95%	4.97%	3/1/01	12/6/00
	Including Sales Charge	13.96%	13.95%	4.97%
Institutional Shares		15.36%	14.50%	5.57%	12/6/00	-
R-1 Shares		14.37%	13.51%	4.64%	11/1/04	12/6/00
R-2 Shares		14.49%	13.64%	4.78%	12/6/00	-
R-3 Shares		14.64%	13.84%	4.96%	12/6/00	-
R-4 Shares		14.96%	14.07%	5.18%	12/6/00	-
R-5 Shares		15.11%	14.18%	5.29%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Sector positioning relative to the index contributed to returns, led by an average 1% underweight to the energy sector, which was the weakest performing sector in the index. Positive stock selection in the industrials sector also aided returns. Principal LargeCap Value Fund III had a higher price-to-book ratio than the index, which also contributed. Negative overall stock selection detracted from returns, with the worst selection in the energy sector. An average 4% overweight to the consumer discretionary sector also hindered returns. On average Principal LargeCap Value Fund III had a lower beta than the index (meaning it was positioned to benefit less than the index in upward-trending markets), which detracted from returns as equity markets were sharply positive.

MidCap Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	13.18%	19.79%	11.14%	3/1/01	12/6/00
	Including Sales Charge	12.18%	19.79%	11.14%
Institutional Shares		13.45%	20.27%	11.74%	3/1/01	12/6/00
R-1 Shares		12.57%	19.27%	10.77%	11/1/04	12/6/00
R-2 Shares		12.69%	19.42%	10.94%	12/6/00	-
R-3 Shares		12.89%	19.63%	11.14%	12/6/00	-
R-4 Shares		13.13%	19.88%	11.33%	12/6/00	-
R-5 Shares		13.25%	20.02%	11.48%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to O'Reilly Automotive contributed due to its strength in same store sales growth, as well as integration of the CSK acquisition, and free cash flow allocated to repurchase shares. Williams contributed due to increased appreciation for acquisitions, including the remaining 50% of Access Midstream's general partner and the proposed limited partnership of Access and Williams, potentially creating one of the largest master limited partnership (MLP) companies. Brookfield Asset Management also contributed as it continues to grow its operating platform, global capital raising ability, and asset management franchise. Liberty Media detracted as it was down due to Charter's unsuccessful bid for Time Warner Cable. Discovery Communications detracted due to investor questions regarding European acquisitions and a decline in ratings. Loews detracted due to Boardwalk Pipeline's decision to cut its dividend and focus on capital investment.

MidCap Growth Fund

Sub-Advisor: Columbus Circle Investors

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	12.73%	16.89%	8.77%	3/1/01	12/6/00
	Including Sales Charge	11.86%	16.89%	8.77%
Institutional Shares		13.41%	17.55%	9.51%	3/1/01	12/6/00
R-1 Shares		12.34%	16.56%	8.57%	11/1/04	12/6/00
R-2 Shares		12.62%	16.72%	8.71%	12/6/00	-
R-3 Shares		12.83%	16.90%	8.92%	12/6/00	-
R-4 Shares		12.96%	17.14%	9.10%	12/6/00	-
R-5 Shares		13.16%	17.28%	9.24%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Illumina, a leader in DNA analysis, contributed to performance as the company experienced strong demand for its new research and clinical market products. Medivation, a biotechnology company whose lead drug Xtandi is the industry's best hormonal therapy for metastatic prostate cancer, which was recently FDA approved for pre-chemotherapy use, proved beneficial as sales exceeded expectations. In addition, Avago, a global supplier of analog semiconductors with a strong position within the 4G wireless handset market, contributed due to better than expected profits and increased forward earnings guidance. Splunk, a developer of software, detracted as price cuts heightened investor concerns regarding increased competition. FireEye, a provider of cyber-security solutions, also hurt performance after product revenue missed expectations. In addition, allocation to energy company Pioneer Natural Resources detracted primarily due to a sharp correction in oil prices.

MidCap Growth Fund III

Sub-Advisors: Principal Management Corporation, Robert W Baird & Co., Inc. and William Blair & Co., LLC.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	9.50%	15.58%	8.21%	3/1/01	12/6/00
	Including Sales Charge	8.61%	15.58%	8.21%
Institutional Shares		9.99%	16.19%	8.88%	3/1/01	12/6/00
R-1 Shares		9.12%	15.19%	7.95%	11/1/04	12/6/00
R-2 Shares		9.27%	15.33%	8.10%	12/6/00	-
R-3 Shares		9.36%	15.52%	8.26%	12/6/00	-
R-4 Shares		9.58%	15.74%	8.47%	12/6/00	-
R-5 Shares		9.76%	15.89%	8.60%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Positive stock selection in the consumer staples sector contributed to returns, led by an overweight to Keurig Green Mountain. An overweight to Skyworks Solutions was the second largest individual aid to performance. Principal MidCap Growth Fund III had a higher relative strength profile than the index which enhanced relative returns. Sector positioning relative to the index slightly detracted from returns, due primarily to an average 2% overweight to the industrials sector. Stock selection was negative overall. Particularly poor stock selection with the industrials sector diminished returns, led by an out of index holding to Manpower Group. Principal MidCap Growth Fund III's lower dividend yield than the index detracted from performance.

MidCap S&P 400 Index Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	10.96%	17.44%	9.61%	3/1/01	12/6/00
	Including Sales Charge	9.96%	17.44%	9.61%
Institutional Shares		11.44%	18.02%	10.26%	3/1/01	12/6/00
R-1 Shares		10.48%	17.01%	9.33%	11/1/04	12/6/00
R-2 Shares		10.61%	17.18%	9.47%	12/6/00	-
R-3 Shares		10.82%	17.38%	9.67%	12/6/00	-
R-4 Shares		11.02%	17.59%	9.87%	12/6/00	-
R-5 Shares		11.11%	17.75%	10.01%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Performance was in line with the S&P 400 Index. Nine of the ten economic sectors in the index posted positive returns, with the health care and consumer staples sectors providing the largest positive returns. Hillshire Brands, Skyworks Solutions, and RF Micro Devices contributed to portfolio performance. The energy and materials sectors recorded the worst returns.

CARBO Ceramics, Cree, and Civeo detracted from portfolio performance.

MidCap Value Fund I

Sub-Advisors: Goldman Sachs Asset Management, LP, Los Angeles Capital Management and Equity Research, Inc, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	14.64%	17.35%	9.36%	3/2/09	12/29/03
	Including Sales Charge	13.74%	17.35%	9.36%
Institutional Shares		15.07%	17.93%	10.00%	12/29/03	-
R-1 Shares		14.13%	16.93%	9.06%	11/1/04	12/29/03
R-2 Shares		14.30%	17.07%	9.20%	6/1/04	12/29/03
R-3 Shares		14.49%	17.28%	9.39%	6/1/04	12/29/03
R-4 Shares		14.66%	17.50%	9.59%	6/1/04	12/29/03
R-5 Shares		14.86%	17.65%	9.73%	6/1/04	12/29/03

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection in the consumer staples sector contributed, as the sector had the largest individual contributor. An average 1% overweight to the health care sector also aided returns. The higher beta (meaning it was positioned to lag the index in downward-trending markets) of Principal MidCap Value Fund I contributed to returns, as equity markets were sharply positive. Poor stock selection in the information technology sector detracted from returns. Overweight to the energy sector also detracted, as it was the worst performing sector in the index. Principal MidCap Value Fund I's lower dividend yield (a comparison of dividends paid relative to share price, in the absence of capital gains, the dividend yield is the return on investment) than the index also detracted from returns.

MidCap Value Fund III

Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC, Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	12.97%	18.20%	9.28%	3/1/01	12/6/00
	Including Sales Charge	11.97%	18.20%	9.28%
Institutional Shares		13.44%	18.79%	10.17%	3/1/01	12/6/00
R-1 Shares		12.45%	17.69%	8.94%	11/1/04	12/6/00
R-2 Shares		12.58%	17.87%	9.08%	12/6/00	-
R-3 Shares		12.75%	18.06%	9.27%	12/6/00	-
R-4 Shares		12.99%	18.30%	9.48%	12/6/00	-
R-5 Shares		13.19%	18.44%	9.61%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Positive stock selection within the energy sector contributed to returns. An overweight to the health care sector also aided returns, as this sector outperformed the returns of the overall index. Holding stocks that exhibited a higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 12-month period) than the index contributed. Stock selection was negative overall, which detracted from returns. The worst selection was in the financial sector. Sector positioning relative to the index also hindered returns. Overweight to the industrials sector was the greatest detractor. Principal MidCap Value Fund III held stocks that exhibited more price volatility than the index, detracting from returns.

Overseas Fund

Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC, Causeway Capital Management, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Extended
	1-Year	5-Year	Since Inception	Inception Date	Performance
					Inception Date
Institutional Shares	1.49%	7.39%	7.26%	9/30/08	-
R-1 Shares	0.63%	6.46%	6.32%	3/1/12	9/30/08
R-2 Shares	0.82%	6.61%	6.47%	3/1/12	9/30/08
R-3 Shares	0.94%	6.78%	6.64%	3/1/12	9/30/08
R-4 Shares	1.15%	7.01%	6.86%	3/1/12	9/30/08
R-5 Shares	1.26%	7.13%	6.98%	3/1/12	9/30/08

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection, led by the consumer staples sector contributed to performance. The overweight position in the health care sector contributed, as this was the best performing sector of the overall index. A significant underweight within Japan (approximately 7%) also contributed, as Japanese equities lagged the overall index. Sector positioning relative to the index slightly detracted from returns, led by an average 3% underweight to the utility sector, the second best performing sector in the index. Negative stock selection within the energy sector also hindered returns. Negative stock selection within France detracted from returns.

Principal Capital Appreciation Fund

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Extended
	1-Year	5-Year	10-Year	Inception Date	Performance
					Inception Date
Institutional Shares	15.62%	15.89%	9.28%	6/7/99	11/24/86
R-1 Shares	14.60%	14.88%	8.30%	3/1/10	11/24/86
R-2 Shares	14.77%	15.03%	8.44%	3/1/10	11/24/86
R-3 Shares	14.97%	15.24%	8.63%	3/1/10	11/24/86
R-4 Shares	15.17%	15.44%	8.83%	3/1/10	11/24/86
R-5 Shares	15.32%	15.58%	8.92%	3/1/10	11/24/86

What contributed to or detracted from Fund performance during the fiscal year?

Within the health care sector, an overweight to Allergan, Inc. aided performance as the market responded favorably to its potential takeover. Stock selection within the financial sector also aided results as Charles Schwab benefited from the stock market recovery. Stock selection within the utilities sector aided performance as Sempra Energy outpaced the broader sector. Stock selection within the materials sector detracted from results as FMC Corp underperformed due to weak agriculture prices, which has impacted specialty chemical companies that supply products to agricultural companies. Stock selection within the energy sector hindered performance as several holdings lagged during the period. Within the consumer discretionary sector, Tupperware Brands Corporation detracted as concerns about emerging markets caused the stock to lag.

Principal LifeTime 2010 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	6.25%	9.20%	4.89%	6/15/01	3/1/01
	Including Sales Charge	5.25%	9.20%	4.89%
Institutional Shares		6.54%	9.57%	5.34%	3/1/01	-
R-1 Shares		5.61%	8.60%	4.42%	11/1/04	3/1/01
R-2 Shares		5.74%	8.75%	4.56%	3/1/01	-
R-3 Shares		5.93%	8.95%	4.75%	3/1/01	-
R-4 Shares		6.10%	9.16%	4.95%	3/1/01	-
R-5 Shares		6.29%	9.29%	5.07%	3/1/01	-

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2015 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	7.12%	10.26%	5.28%	2/29/08
R-1 Shares	6.20%	9.30%	4.30%	2/29/08
R-2 Shares	6.35%	9.46%	4.44%	2/29/08
R-3 Shares	6.60%	9.66%	4.62%	2/29/08
R-4 Shares	6.76%	9.85%	4.82%	2/29/08
R-5 Shares	6.85%	9.99%	4.94%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2020 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	7.57%	10.65%	5.85%	6/15/01	3/1/01
	Including Sales Charge	6.57%	10.65%	5.85%
Institutional Shares		7.84%	11.04%	6.32%	3/1/01	-
R-1 Shares		6.91%	10.07%	5.40%	11/1/04	3/1/01
R-2 Shares		7.06%	10.20%	5.52%	3/1/01	-
R-3 Shares		7.27%	10.40%	5.72%	3/1/01	-
R-4 Shares		7.46%	10.61%	5.92%	3/1/01	-
R-5 Shares		7.55%	10.75%	6.05%	3/1/01	-

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2025 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	8.30%	11.49%	5.64%	2/29/08
R-1 Shares	7.31%	10.51%	4.71%	2/29/08
R-2 Shares	7.52%	10.65%	4.85%	2/29/08
R-3 Shares	7.72%	10.84%	5.02%	2/29/08
R-4 Shares	7.94%	11.07%	5.25%	2/29/08
R-5 Shares	8.11%	11.20%	5.37%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2030 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	8.45%	11.54%	6.23%	6/15/01	3/1/01
	Including Sales Charge	7.45%	11.54%	6.23%
Institutional Shares		8.74%	11.94%	6.72%	3/1/01	-
R-1 Shares		7.82%	10.98%	5.80%	11/1/04	3/1/01
R-2 Shares		7.94%	11.10%	5.92%	3/1/01	-
R-3 Shares		8.14%	11.31%	6.12%	3/1/01	-
R-4 Shares		8.32%	11.53%	6.31%	3/1/01	-
R-5 Shares		8.50%	11.65%	6.45%	3/1/01	-

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2035 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	9.10%	12.34%	5.94%	2/29/08
R-1 Shares	8.22%	11.38%	5.04%	2/29/08
R-2 Shares	8.35%	11.52%	5.16%	2/29/08
R-3 Shares	8.51%	11.72%	5.35%	2/29/08
R-4 Shares	8.74%	11.91%	5.56%	2/29/08
R-5 Shares	8.92%	12.04%	5.69%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2040 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	9.04%	12.17%	6.40%	6/15/01	3/1/01
	Including Sales Charge	8.04%	12.17%	6.40%
Institutional Shares		9.38%	12.64%	6.95%	3/1/01	-
R-1 Shares		8.43%	11.65%	6.00%	11/1/04	3/1/01
R-2 Shares		8.58%	11.79%	6.15%	3/1/01	-
R-3 Shares		8.78%	11.99%	6.34%	3/1/01	-
R-4 Shares		8.97%	12.22%	6.54%	3/1/01	-
R-5 Shares		9.11%	12.35%	6.68%	3/1/01	-

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2045 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	9.62%	12.86%	6.09%	2/29/08
R-1 Shares	8.75%	11.89%	5.13%	2/29/08
R-2 Shares	8.83%	12.04%	5.27%	2/29/08
R-3 Shares	9.02%	12.23%	5.44%	2/29/08
R-4 Shares	9.21%	12.44%	5.65%	2/29/08
R-5 Shares	9.37%	12.56%	5.78%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2050 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	9.30%	12.45%	6.46%	6/15/01	3/1/01
	Including Sales Charge	8.30%	12.45%	6.46%
Institutional Shares		9.80%	13.06%	7.15%	3/1/01	-
R-1 Shares		8.87%	12.07%	6.21%	11/1/04	3/1/01
R-2 Shares		8.98%	12.20%	6.35%	3/1/01	-
R-3 Shares		9.20%	12.42%	6.54%	3/1/01	-
R-4 Shares		9.33%	12.62%	6.75%	3/1/01	-
R-5 Shares		9.54%	12.76%	6.87%	3/1/01	-

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2055 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	9.78%	12.88%	6.04%	2/29/08
R-1 Shares	8.87%	11.93%	5.11%	2/29/08
R-2 Shares	8.92%	12.05%	5.24%	2/29/08
R-3 Shares	9.18%	12.26%	5.44%	2/29/08
R-4 Shares	9.44%	12.47%	5.65%	2/29/08
R-5 Shares	9.54%	12.60%	5.76%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime 2060 Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
		1-Year	Since Inception	Inception Date
Class J Shares	Excluding Sales Charge	9.38%	14.74%	3/1/13
	Including Sales Charge	8.38%	14.74%
Institutional Shares		9.75%	15.09%	3/1/13
R-1 Shares		8.83%	14.10%	3/1/13
R-2 Shares		9.00%	14.26%	3/1/13
R-3 Shares		9.14%	14.59%	3/1/13
R-4 Shares		9.33%	14.65%	3/1/13
R-5 Shares		9.50%	14.82%	3/1/13

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the overweight to the global/non-U.S. equity asset class detracted because the returns of the asset class lagged the overall market return by a significant margin.

Principal LifeTime Strategic Income Fund

Sub-Advisors: Principal Global Investors, LLC, and Principal Management Corporation

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	5.02%	7.03%	3.90%	6/15/01	3/1/01
	Including Sales Charge	4.02%	7.03%	3.90%
Institutional Shares		5.33%	7.43%	4.39%	3/1/01	-
R-1 Shares		4.40%	6.50%	3.48%	11/1/04	3/1/01
R-2 Shares		4.54%	6.63%	3.62%	3/1/01	-
R-3 Shares		4.68%	6.82%	3.80%	3/1/01	-
R-4 Shares		4.89%	7.03%	4.00%	3/1/01	-
R-5 Shares		5.08%	7.16%	4.13%	3/1/01	-

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Exposure to the high yield asset class contributed to results as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) beat the returns of the broad Barclays Capital Aggregate Bond Index. Within the global/non U.S. equity asset class, both the Diversified International Fund (sub-advised by Principal Global Investors) and the Overseas Fund (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Causeway Capital) contributed to returns, as both funds beat the returns of their respective benchmarks. Finally, exposure to the Global Opportunities Fund (sub-advised by Principal Global Investors) contributed to returns as it delivered results that beat multiple broad indexes including the MSCI EAFE Index and the Barclays Capital Aggregate Bond Index. Within the fixed income space, exposure to the Core Plus Bond Fund I (sub-advised by PIMCO) detracted from returns as it lagged the broad Barclays Capital Aggregate Bond Index. Within the U.S. equity asset class, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) detracted from returns as it significantly lagged the returns of its index. In addition, the underweight to the U.S. equity asset class also detracted, as the performance of this asset class was the best in the index.

Real Estate Securities Fund

Sub-Advisor: Principal Real Estate Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	21.39%	18.72%	9.54%	3/1/01	12/6/00
	Including Sales Charge	20.39%	18.72%	9.54%
Institutional Shares		21.84%	19.27%	10.18%	3/1/01	12/6/00
R-1 Shares		20.87%	18.28%	9.25%	11/1/04	12/6/00
R-2 Shares		21.04%	18.42%	9.39%	12/6/00	-
R-3 Shares		21.26%	18.65%	9.58%	12/6/00	-
R-4 Shares		21.48%	18.87%	9.79%	12/6/00	-
R-5 Shares		21.63%	19.00%	9.92%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Underweight to American Realty Capital Properties contributed to performance as the security consistently underperformed due to questionable growth strategies and poor management. A material underweight to the healthcare sector was another contributor, as the sector trailed the index average. An overweight to Pebblebrook Hotels contributed due to strong demand for the company's assets located in thriving West Coast markets and successful acquisitions. Overweight to and stock selection within the industrials sector was a large detractor, led by a sizeable overweight to ProLogis. Another top detractor was overweight to First Industrial Realty Trust, which was negatively impacted by the prospect of future higher supply growth of industrial assets. Prison owner Correction Corporation of America was a key detractor as the stock underperformed earlier this year after the FBI began a probe into one of the company's prison facilities in Idaho.

SAM Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	8.50%	10.79%	6.49%	1/16/07	7/25/96
	Including Sales Charge	7.50%	10.79%	6.49%
Institutional Shares		8.83%	11.21%	6.96%	1/16/07	7/25/96
R-1 Shares		7.86%	10.25%	6.18%	1/16/07	7/25/96
R-2 Shares		8.07%	10.39%	6.31%	1/16/07	7/25/96
R-3 Shares		8.25%	10.58%	6.49%	1/16/07	7/25/96
R-4 Shares		8.44%	10.79%	6.65%	1/16/07	7/25/96
R-5 Shares		8.57%	10.93%	6.75%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Strategic and tactical underweight to international developed market equities aided performance as developed market equities underperformed U.S. securities. Security selection in international developed market growth equity securities also aided performance. Tactical overweight to equity versus fixed income contributed to performance. Strategic allocation to emerging market stocks detracted from performance, as those holdings lagged U.S. issues. Security selection in mid cap value also hindered performance. In addition, security selection within large cap value detracted from performance.

SAM Conservative Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	7.12%	8.81%	6.00%	1/16/07	7/25/96
	Including Sales Charge	6.12%	8.81%	6.00%
Institutional Shares		7.40%	9.20%	6.37%	1/16/07	7/25/96
R-1 Shares		6.54%	8.28%	5.62%	1/16/07	7/25/96
R-2 Shares		6.68%	8.41%	5.76%	1/16/07	7/25/96
R-3 Shares		6.91%	8.62%	5.93%	1/16/07	7/25/96
R-4 Shares		7.02%	8.83%	6.08%	1/16/07	7/25/96
R-5 Shares		7.14%	8.93%	6.17%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Strategic and tactical underweight to international developed market equities aided performance as developed market equities underperformed U.S. securities. Tactical overweight to equity versus fixed income also contributed to performance. The Portfolio was aided by security selection in international developed market growth equity securities. Strategic allocation to emerging market stocks detracted from performance, as those holdings lagged U.S. issues. The Portfolio's security selection in mid cap value also hindered performance. Strategic allocation to international bonds hindered performance.

SAM Conservative Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	9.93%	12.44%	6.76%	1/16/07	7/25/96
	Including Sales Charge	8.93%	12.44%	6.76%
Institutional Shares		10.23%	12.85%	7.14%	1/16/07	7/25/96
R-1 Shares		9.28%	11.87%	6.37%	1/16/07	7/25/96
R-2 Shares		9.45%	12.03%	6.51%	1/16/07	7/25/96
R-3 Shares		9.68%	12.22%	6.68%	1/16/07	7/25/96
R-4 Shares		9.83%	12.44%	6.84%	1/16/07	7/25/96
R-5 Shares		9.95%	12.58%	6.94%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Security selection in international developed market growth securities contributed to performance. Strategic and tactical underweight to international developed market equities also aided performance as developed market equities underperformed U.S. securities. Tactical overweight to equity versus fixed income contributed to performance. Strategic allocation to emerging market stocks detracted from performance, as those holdings lagged U.S. issues. Security selection in mid cap value also hindered performance. In addition, security selection within large cap value detracted from performance.

SAM Flexible Income Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	6.43%	7.71%	5.49%	1/16/07	7/25/96
	Including Sales Charge	5.43%	7.71%	5.49%
Institutional Shares		6.70%	8.10%	5.88%	1/16/07	7/25/96
R-1 Shares		5.80%	7.19%	5.12%	1/16/07	7/25/96
R-2 Shares		6.00%	7.34%	5.27%	1/16/07	7/25/96
R-3 Shares		6.12%	7.52%	5.42%	1/16/07	7/25/96
R-4 Shares		6.40%	7.73%	5.58%	1/16/07	7/25/96
R-5 Shares		6.45%	7.85%	5.67%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Tactical overweight to equity versus fixed income contributed to performance. Also, strategic and tactical underweight to government bonds aided performance, as government bonds underperformed other fixed income securities. Strategic and tactical allocation to preferred stock and preferred capital contributed to performance. Strategic allocation to international bonds hindered performance. Also, strategic allocation to emerging market stocks detracted from performance, as those holdings lagged U.S. issues. The Portfolio's security selection in mid cap value also hindered performance.

SAM Strategic Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	11.43%	13.73%	7.00%	1/16/07	7/25/96
	Including Sales Charge	10.43%	13.73%	7.00%
Institutional Shares		11.80%	14.16%	7.38%	1/16/07	7/25/96
R-1 Shares		10.85%	13.18%	6.62%	1/16/07	7/25/96
R-2 Shares		10.95%	13.33%	6.76%	1/16/07	7/25/96
R-3 Shares		11.15%	13.53%	6.92%	1/16/07	7/25/96
R-4 Shares		11.36%	13.75%	7.07%	1/16/07	7/25/96
R-5 Shares		11.51%	13.87%	7.17%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Strategic and tactical underweight to international developed market equities aided performance as developed market equities underperformed U.S. securities. Security selection in international developed market growth equity securities also contributed. Security selection in international emerging market growth stocks contributed to performance. Strategic allocation to emerging market stocks detracted from performance, as those holdings lagged U.S. issues. Security selection in mid cap value also hindered performance. Security selection within large cap value detracted.

Short-Term Income Fund

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	1.16%	2.43%	2.96%	7/12/10	11/1/93
	Including Sales Charge	0.16%	2.43%	2.96%
Institutional Shares		1.52%	2.90%	3.49%	7/25/96	-
R-1 Shares		0.65%	2.06%	2.66%	7/12/10	11/1/93
R-2 Shares		0.78%	2.18%	2.78%	7/12/10	11/1/93
R-3 Shares		0.88%	2.37%	2.97%	7/12/10	11/1/93
R-4 Shares		1.09%	2.58%	3.13%	7/12/10	11/1/93
R-5 Shares		1.28%	2.69%	3.19%	7/12/10	11/1/93

What contributed to or detracted from Fund performance during the fiscal year?

Issue selection in corporate bonds was the largest contributor to performance, led by the electric utilities, communication, banking, and insurance sectors. Lack of allocation to supranational securities also contributed to performance. Allocation to asset backed securities aided performance. Lack of allocation to foreign sovereign securities detracted from performance as they outperformed the benchmark. Allocation to non-agency mortgage backed securities also hindered performance. Allocation to U.S. Treasuries detracted from performance as our holdings lagged the benchmark.

SmallCap Blend Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	8.17%	17.77%	8.16%	3/1/01	12/6/00
	Including Sales Charge	7.17%	17.77%	8.16%
Institutional Shares		8.54%	18.29%	8.71%	3/1/01	12/6/00
R-1 Shares		7.62%	17.28%	7.77%	11/1/04	12/6/00
R-2 Shares		7.78%	17.44%	7.91%	12/6/00	-
R-3 Shares		7.96%	17.64%	8.10%	12/6/00	-
R-4 Shares		8.16%	17.87%	8.36%	12/6/00	-
R-5 Shares		8.27%	18.01%	8.44%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Eight of ten economic sectors posted positive returns with five of those sectors beating the overall benchmark, led by the health care sector, reflecting the market's enthusiasm for biotechnology companies. The utilities sector also contributed due to the low-interest-rate environment. Stock selection in the information technology, utilities, and consumer discretionary sectors contributed most to performance. RF Micro Devices benefited from strong smartphone demand in China, launch of Apple's iPhone 6, and significant margin improvements. Skechers U.S.A. benefited from stronger-than-expected operating results driven by demand for the company's new athletic footwear. ARRIS Group also contributed. The energy sector detracted the most as crude oil prices deteriorated throughout the year. Stock selection in the industrials, materials, and health care sectors detracted most from performance. Allocation to Conn's detracted as the company experienced continued deterioration in the credit quality of its customer financing. Acxiom detracted amid slower-than-expected initial uptake of its new Audience Operating System. Sanchez Energy, an oil-focused exploration and production company operating in shale regions located in Texas, Louisiana, and Mississippi detracted due to falling oil prices, despite continued strong production results and outlook.

SmallCap Growth Fund I

Sub-Advisors: AllianceBernstein, LP, Brown Investment Advisory, LLC, Columbus Circle Investors, Emerald Advisors, Inc., and Principal Management Corporation

Value of a $10,000 Investment* October 31, 2004 - October 31, 2014

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	5.00%	19.44%	9.03%	3/1/01	12/6/00
	Including Sales Charge	4.07%	19.44%	9.03%
Institutional Shares		5.52%	20.18%	9.84%	12/6/00	-
R-1 Shares		4.63%	19.11%	8.89%	11/1/04	12/6/00
R-2 Shares		4.74%	19.29%	9.05%	12/6/00	-
R-3 Shares		4.92%	19.48%	9.26%	12/6/00	-
R-4 Shares		5.07%	19.71%	9.45%	12/6/00	-
R-5 Shares		5.25%	19.88%	9.57%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection within the health care sector was positive, led by an overweight to Intercept Pharmaceuticals. An out of index holding to United Rentals was the largest contributor to performance from a stock selection perspective, due to its larger market capitalization relative to the index. Stock selection was negative overall, led by the information technology sector. An underweight to the health care sector detracted from returns. Principal SmallCap Growth Fund I had exposure to lower dividend yielding stocks relative to the index which also diminished performance.

SmallCap S&P 600 Index Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	8.66%	18.35%	9.01%	3/1/01	12/6/00
	Including Sales Charge	7.66%	18.35%	9.01%
Institutional Shares		9.05%	18.89%	9.67%	3/1/01	12/6/00
R-1 Shares		8.10%	17.90%	8.74%	11/1/04	12/6/00
R-2 Shares		8.31%	18.07%	8.87%	12/6/00	-
R-3 Shares		8.46%	18.29%	9.07%	12/6/00	-
R-4 Shares		8.71%	18.51%	9.28%	12/6/00	-
R-5 Shares		8.79%	18.64%	9.41%	12/6/00	-

What contributed to or detracted from Fund performance during the fiscal year?

Performance was in line with the S&P 600 Index. Nine of the ten economic sectors in the index posted positive returns, with the health care and utilities sectors providing the largest positive returns. Akorn, Super Micro Computer, and TriQuint Semiconductor contributed to portfolio performance. The energy and telecommunication services sectors recorded the worst returns. GT Advanced Technologies, ITT Educational Services, and Forest Oil detracted from portfolio performance.

SmallCap Value Fund II

Sub-Advisors: Dimensional Fund Advisors, LP, Los Angeles Capital Management and Equity Research, Inc., Principal Management Corporation, and Vaughan Nelson Investment Management, LP

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	8.97%	16.80%	7.67%	3/2/09	6/1/04
	Including Sales Charge	7.97%	16.80%	7.67%
Institutional Shares		9.47%	17.64%	8.52%	6/1/04	-
R-1 Shares		8.57%	16.59%	7.58%	11/1/04	6/1/04
R-2 Shares		8.68%	16.76%	7.71%	6/1/04	-
R-3 Shares		8.84%	16.95%	7.90%	6/1/04	-
R-4 Shares		9.13%	17.19%	8.10%	6/1/04	-
R-5 Shares		9.16%	17.30%	8.23%	6/1/04	-

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection was positive overall, led by selection in the information technology sector. The largest individual contributor within the information technology sector was an out-of-index holding to Skyworks Solutions. Selection in the industrial sector also enhanced returns, led by an overweight to Esterline Technologies Corporation, which was rewarded for a higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 12-month period) than the index. Sector positioning compared to the index hindered returns, led by an overweight to the energy sector, as this was the worst performing sector in the index. Selection within the financial sector further diminished returns. Additionally, the selections had a lower dividend yield (a comparison of dividends paid relative to share price, in the absence of capital gains, the dividend yield is the return on investment) than the index, which hindered performance.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2014

	Bond & Mortgage		Core Plus	Diversified
Amounts in thousands, except per share amounts	Securities Fund		Bond Fund I	International Fund
Investment in securities--at cost	$4,312,293		$3,690,756	$4,764,539
Foreign currency--at cost	$2,879		$–	$12,871
Assets
Investment in securities--at value	$4,341,892		$3,720,508	$5,523,554
Foreign currency--at value	2,845		–	12,851
Cash	81,940		–	–
Receivables:
Dividends and interest	25,532		20,600	14,150
Expense reimbursement from Manager	9		–	1
Expense reimbursement from Distributor	1		–	1
Foreign currency contracts	301		70,171	–
Fund shares sold	11,327		156	5,675
Investment securities sold	96,413		378,132	48,304
OTC swap agreements--at value (premiums paid $2,537, $308 and $0)	2,201		3,657	–
Variation margin on financial derivative instruments	193		2,388	–
Other assets	7		2	5
Prepaid directors' expenses	3		–	–
Total Assets	4,562,664		4,195,614	5,604,541
Liabilities
Accrued management and investment advisory fees	1,656		1,622	3,757
Accrued administrative service fees	6		2	8
Accrued distribution fees	76		5	126
Accrued service fees	25		11	39
Accrued transfer agent fees	118		20	247
Accrued directors' expenses	–		1	2
Accrued other expenses	230		101	398
Cash overdraft	–		99,293	242
Payables:
Deferred foreign tax	–		–	1,195
Dividends payable	9,912		–	–
Foreign currency contracts	41		19,682	–
Fund shares redeemed	7,799		5,438	4,508
Investment securities purchased	593,018		571,923	79,378
Options and swaptions contracts written (premiums received $0, $3,604 and $0)	–		2,825	–
OTC swap agreements--at value (premiums received $0, $9,896 and $0)	–		10,539	–
Variation margin on financial derivative instruments	224		2,902	–
Total Liabilities	613,105		714,364	89,900
Net Assets Applicable to Outstanding Shares	$3,949,559		$3,481,250	$5,514,641
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,046,409		$3,325,631	$5,153,885
Accumulated undistributed (overdistributed) net investment income (loss)	1,288		40,478	56,939
Accumulated undistributed (overdistributed) net realized gain (loss)	(125,674)		28,331	(453,771)
Net unrealized appreciation (depreciation) of investments	27,311		37,734	757,820
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	225		49,076	(232)
Total Net Assets	$3,949,559		$3,481,250	$5,514,641
Capital Stock (par value: $.01 per share):
Shares authorized	1,060,000		800,000	1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$101,747		N/A	$255,248
Shares Issued and Outstanding	9,279			21,341
Net Asset Value per share	$10.97			$11.96
Maximum Offering Price	$11.40			$12.66
Class B: Net Assets	$1,201		N/A	$3,778
Shares Issued and Outstanding	109			315
Net Asset Value per share	$10.99	(a)		$11.99	(a)
Class C: Net Assets	$6,654		N/A	$13,125
Shares Issued and Outstanding	607			1,102
Net Asset Value per share	$10.97	(a)		$11.91	(a)
Class J: Net Assets	$166,719		N/A	$200,044
Shares Issued and Outstanding	15,111			16,908
Net Asset Value per share	$11.03	(a)		$11.83	(a)
Class P: Net Assets	N/A		N/A	$4,487
Shares Issued and Outstanding				377
Net Asset Value per share				$11.90
Institutional: Net Assets	$3,556,478		$3,430,556	$4,849,850
Shares Issued and Outstanding	324,479		305,168	406,241
Net Asset Value per share	$10.96		$11.24	$11.94
R-1: Net Assets	$4,667		$2,731	$6,020
Shares Issued and Outstanding	426		246	507
Net Asset Value per share	$10.96		$11.10	$11.87
R-2: Net Assets	$10,799		$4,577	$9,816
Shares Issued and Outstanding	994		411	830
Net Asset Value per share	$10.86		$11.14	$11.83
R-3: Net Assets	$27,332		$11,192	$50,493
Shares Issued and Outstanding	2,507		1,001	4,248
Net Asset Value per share	$10.90		$11.19	$11.89
R-4: Net Assets	$27,091		$6,811	$41,798
Shares Issued and Outstanding	2,441		607	3,464
Net Asset Value per share	$11.10		$11.23	$12.07
R-5: Net Assets	$46,871		$25,383	$79,982
Shares Issued and Outstanding	4,296		2,264	6,639
Net Asset Value per share	$10.91		$11.21	$12.05

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2014

			Global Diversified		Global Real Estate
Amounts in thousands, except per share amounts	Equity Income Fund		Income Fund		Securities Fund
Investment in securities--at cost	$3,895,078		$9,542,379		$2,015,204
Foreign currency--at cost	$–		$31,319		$–
Assets
Investment in securities--at value	$5,974,846		$9,916,144		$2,336,443
Foreign currency--at value	–		31,652		–
Cash	–		35,507		–
Deposits with counterparty	–		435		–
Receivables:
Dividends and interest	8,425		89,534		1,980
Foreign currency contracts	–		8,652		–
Fund shares sold	1,968		69,478		4,665
Investment securities sold	39,175		146,473		33,048
Other assets	2		–		–
Prepaid directors' expenses	–		–		1
Total Assets	6,024,416		10,297,875		2,376,137
Liabilities
Accrued management and investment advisory fees	2,473		5,947		1,615
Accrued administrative service fees	9		–		–
Accrued distribution fees	409		2,825		58
Accrued service fees	64		–		–
Accrued transfer agent fees	262		1,208		85
Accrued directors' expenses	–		2		–
Accrued other expenses	156		701		155
Cash overdraft	3		–		792
Payables:
Dividends payable	–		29,509		–
Foreign currency contracts	–		1,364		–
Fund shares redeemed	5,928		16,777		2,628
Investment securities purchased	31,149		227,520		35,586
Options and swaptions contracts written (premiums received $0, $14,247 and $0)	–		64,767		–
Short sales (proceeds received $0, $19 and $0)	–		20		–
Unrealized loss on unfunded loan commitments	–		1		–
Total Liabilities	40,453		350,641		40,919
Net Assets Applicable to Outstanding Shares	$5,983,963		$9,947,234		$2,335,218
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,235,137		$9,313,905		$2,010,783
Accumulated undistributed (overdistributed) net investment income (loss)	44,589		84,319		(5,820)
Accumulated undistributed (overdistributed) net realized gain (loss)	(375,527)		218,550		9,134
Net unrealized appreciation (depreciation) of investments	2,079,768		323,243		321,239
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(4)		7,217		(118)
Total Net Assets	$5,983,963		$9,947,234		$2,335,218
Capital Stock (par value: $.01 per share):
Shares authorized	1,700,000		1,850,000		700,000
Net Asset Value Per Share:
Class A: Net Assets	$990,916		$2,466,867		$102,093
Shares Issued and Outstanding	37,718		167,133		11,712
Net Asset Value per share	$26.27		$14.76		$8.72
Maximum Offering Price	$27.80		$15.34		$9.23
Class B: Net Assets	$31,482		N/A		N/A
Shares Issued and Outstanding	1,207
Net Asset Value per share	$26.09	(a)
Class C: Net Assets	$191,198		$2,766,661		$47,399
Shares Issued and Outstanding	7,442		188,400		5,579
Net Asset Value per share	$25.69	(a)	$14.69	(a)	$8.50 (a)
Class P: Net Assets	$130,436		$3,329,928		$109,673
Shares Issued and Outstanding	4,963		226,631		11,855
Net Asset Value per share	$26.28		$14.69		$9.25
Institutional: Net Assets	$4,325,786		$1,383,778		$2,076,053
Shares Issued and Outstanding	164,463		94,095		224,158
Net Asset Value per share	$26.30		$14.71		$9.26
R-1: Net Assets	$3,135		N/A		N/A
Shares Issued and Outstanding	120
Net Asset Value per share	$26.17
R-2: Net Assets	$7,068		N/A		N/A
Shares Issued and Outstanding	269
Net Asset Value per share	$26.26
R-3: Net Assets	$80,594		N/A		N/A
Shares Issued and Outstanding	3,077
Net Asset Value per share	$26.19
R-4: Net Assets	$54,861		N/A		N/A
Shares Issued and Outstanding	2,091
Net Asset Value per share	$26.24
R-5: Net Assets	$168,487		N/A		N/A
Shares Issued and Outstanding	6,412
Net Asset Value per share	$26.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

	Government & High
Amounts in thousands, except per share amounts	Quality Bond Fund		High Yield Fund		High Yield Fund I
Investment in securities--at cost	$1,657,272		$3,639,741		$1,753,561
Foreign currency--at cost	$–		$129		$–
Assets
Investment in securities--at value	$1,670,396		$3,658,770		$1,766,940
Foreign currency--at value	–		127		–
Deposits with counterparty	–		2,222		–
Receivables:
Dividends and interest	7,674		60,257		27,573
Expense reimbursement from Manager	–		–		2
Expense reimbursement from Distributor	28		–		–
Foreign currency contracts	–		1,710		–
Fund shares sold	4,358		53,908		9,888
Investment securities sold	3,780		28,659		11,203
Variation margin on financial derivative instruments	–		196		–
Other assets	19		–		–
Total Assets	1,686,255		3,805,849		1,815,606
Liabilities
Accrued management and investment advisory fees	708		1,565		936
Accrued administrative service fees	3		–		–
Accrued distribution fees	157		700		1
Accrued service fees	11		–		–
Accrued transfer agent fees	122		1,372		19
Accrued other expenses	99		276		68
Cash overdraft	88		8,069		326
Payables:
Dividends payable	3,956		18,644		7,895
Fund shares redeemed	2,209		9,892		2,369
Investment securities purchased	14,220		2,825		11,561
Total Liabilities	21,573		43,343		23,175
Net Assets Applicable to Outstanding Shares	$1,664,682		$3,762,506		$1,792,431
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,717,605		$3,714,825		$1,765,657
Accumulated undistributed (overdistributed) net investment income (loss)	(4,159)		(4,790)		520
Accumulated undistributed (overdistributed) net realized gain (loss)	(61,888)		31,490		12,875
Net unrealized appreciation (depreciation) of investments	13,124		19,333		13,379
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		1,648		–
Total Net Assets	$1,664,682		$3,762,506		$1,792,431
Capital Stock (par value: $.01 per share):
Shares authorized	1,175,000		1,700,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$316,531		$1,192,803		$2,661
Shares Issued and Outstanding	28,691		154,594		253
Net Asset Value per share	$11.03		$7.72		$10.49
Maximum Offering Price	$11.28		$8.02		$10.90
Class B: Net Assets	$3,922		$24,598		N/A
Shares Issued and Outstanding	356		3,169
Net Asset Value per share	$11.02	(a)	$7.76	(a)
Class C: Net Assets	$59,847		$502,489		N/A
Shares Issued and Outstanding	5,431		64,549
Net Asset Value per share	$11.02	(a)	$7.78	(a)
Class J: Net Assets	$135,736		N/A		N/A
Shares Issued and Outstanding	12,288
Net Asset Value per share	$11.05	(a)
Class P: Net Assets	$7,390		$1,049,626		N/A
Shares Issued and Outstanding	669		135,957
Net Asset Value per share	$11.05		$7.72
Institutional: Net Assets	$1,086,207		$992,990		$1,789,770
Shares Issued and Outstanding	98,424		129,429		170,552
Net Asset Value per share	$11.04		$7.67		$10.49
R-1: Net Assets	$2,480		N/A		N/A
Shares Issued and Outstanding	225
Net Asset Value per share	$11.04
R-2: Net Assets	$4,914		N/A		N/A
Shares Issued and Outstanding	445
Net Asset Value per share	$11.04
R-3: Net Assets	$16,350		N/A		N/A
Shares Issued and Outstanding	1,481
Net Asset Value per share	$11.04
R-4: Net Assets	$10,900		N/A		N/A
Shares Issued and Outstanding	987
Net Asset Value per share	$11.04
R-5: Net Assets	$20,405		N/A		N/A
Shares Issued and Outstanding	1,847
Net Asset Value per share	$11.05

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

					International
			Inflation		Emerging
Amounts in thousands, except per share amounts	Income Fund		Protection Fund		Markets Fund
Investment in securities--at cost	$2,718,173		$1,075,505		$1,945,092
Foreign currency--at cost	$–		$56,841		$13,636
Assets
Investment in securities--at value	$2,835,595		$1,064,546		$2,068,446
Foreign currency--at value	–		56,751		13,448
Cash	5,274		192		–
Deposits with counterparty	–		1,105		–
Receivables:
Dividends and interest	25,293		2,616		1,193
Expense reimbursement from Manager	–		–		1
Expense reimbursement from Distributor	1		–		1
Foreign currency contracts	–		968		–
Fund shares sold	10,994		972		1,576
Investment securities sold	–		4,974		21,593
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		30		–
Variation margin on financial derivative instruments	–		434		–
Prepaid directors' expenses	1		–		–
Total Assets	2,877,158		1,132,588		2,106,258
Liabilities
Accrued management and investment advisory fees	1,155		352		1,999
Accrued administrative service fees	5		1		3
Accrued distribution fees	148		10		64
Accrued service fees	20		3		14
Accrued transfer agent fees	92		22		153
Accrued directors' expenses	–		1		–
Accrued other expenses	114		66		339
Cash overdraft	–		–		211
Payables:
Deferred foreign tax	–		–		49
Dividends payable	8,354		–		–
Foreign currency contracts	–		108		–
Fund shares redeemed	451		1,133		1,978
Investment securities purchased	22,824		64,610		42,092
Options and swaptions contracts written (premiums received $0, $1,029 and $0)	–		868		–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		106		–
Variation margin on financial derivative instruments	–		308		–
Total Liabilities	33,163		67,588		46,902
Net Assets Applicable to Outstanding Shares	$2,843,995		$1,065,000		$2,059,356
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,780,136		$1,079,964		$2,001,028
Accumulated undistributed (overdistributed) net investment income (loss)	(11,031)		16,186		24,062
Accumulated undistributed (overdistributed) net realized gain (loss)	(42,532)		(18,703)		(88,878)
Net unrealized appreciation (depreciation) of investments	117,422		(13,204)		123,305
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		757		(161)
Total Net Assets	$2,843,995		$1,065,000		$2,059,356
Capital Stock (par value: $.01 per share):
Shares authorized	1,100,000		900,000		900,000
Net Asset Value Per Share:
Class A: Net Assets	$272,809		$15,296		$93,053
Shares Issued and Outstanding	27,961		1,775		3,721
Net Asset Value per share	$9.76		$8.62		$25.01
Maximum Offering Price	$9.98		$8.96		$26.47
Class B: Net Assets	$6,203		N/A		$3,455
Shares Issued and Outstanding	633				147
Net Asset Value per share	$9.80	(a)			$23.48	(a)
Class C: Net Assets	$65,027		$4,222		$10,906
Shares Issued and Outstanding	6,629		505		455
Net Asset Value per share	$9.81	(a)	$8.36	(a)	$23.96	(a)
Class J: Net Assets	$93,304		$8,692		$129,223
Shares Issued and Outstanding	9,543		1,027		5,353
Net Asset Value per share	$9.78	(a)	$8.46	(a)	$24.14	(a)
Class P: Net Assets	$25,010		N/A		$2,023
Shares Issued and Outstanding	2,558				81
Net Asset Value per share	$9.78				$24.84
Institutional: Net Assets	$2,288,675		$1,023,698		$1,752,175
Shares Issued and Outstanding	233,964		118,236		70,421
Net Asset Value per share	$9.78		$8.66		$24.88
R-1: Net Assets	$10,308		$905		$3,490
Shares Issued and Outstanding	1,053		108		142
Net Asset Value per share	$9.79		$8.35		$24.66
R-2: Net Assets	$2,267		$577		$5,878
Shares Issued and Outstanding	232		69		240
Net Asset Value per share	$9.79		$8.39		$24.52
R-3: Net Assets	$24,899		$5,784		$14,835
Shares Issued and Outstanding	2,541		684		601
Net Asset Value per share	$9.80		$8.46		$24.68
R-4: Net Assets	$21,679		$2,036		$14,415
Shares Issued and Outstanding	2,214		239		581
Net Asset Value per share	$9.79		$8.52		$24.82
R-5: Net Assets	$33,814		$3,790		$29,903
Shares Issued and Outstanding	3,458		442		1,201
Net Asset Value per share	$9.78		$8.57		$24.89

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		LargeCap		LargeCap
Amounts in thousands, except per share amounts	International Fund I	Blend Fund II		Growth Fund
Investment in securities--at cost	$328,672	$499,495		$2,520,163
Assets
Investment in securities--at value	$344,585	$645,326		$3,369,825
Cash	–	102		–
Deposits with counterparty	351	900		–
Receivables:
Dividends and interest	2,731	467		1,176
Expense reimbursement from Manager	3	10		–
Expense reimbursement from Distributor	–	1		1
Fund shares sold	100	137		139
Investment securities sold	48,298	215		88,041
Variation margin on financial derivative instruments	108	141		–
Other assets	–	–		12
Prepaid directors' expenses	–	1		–
Total Assets	396,176	647,300		3,459,194
Liabilities
Accrued management and investment advisory fees	275	395		1,701
Accrued administrative service fees	2	3		5
Accrued distribution fees	4	30		115
Accrued service fees	6	12		24
Accrued transfer agent fees	23	42		438
Accrued other expenses	85	40		115
Cash overdraft	21,689	–		6
Payables:
Fund shares redeemed	1,546	265		24,676
Investment securities purchased	–	182		49,953
Total Liabilities	23,630	969		77,033
Net Assets Applicable to Outstanding Shares	$372,546	$646,331		$3,382,161
Net Assets Consist of:
Capital shares and additional paid-in-capital	$643,722	$422,425		$2,174,776
Accumulated undistributed (overdistributed) net investment income (loss)	7,271	4,344		2,999
Accumulated undistributed (overdistributed) net realized gain (loss)	(294,382)	73,300		354,724
Net unrealized appreciation (depreciation) of investments	16,106	146,262		849,662
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(171)	–		–
Total Net Assets	$372,546	$646,331		$3,382,161
Capital Stock (par value: $.01 per share):
Shares authorized	700,000	495,000		1,335,000
Net Asset Value Per Share:
Class A: Net Assets	$771	N/A		$374,202
Shares Issued and Outstanding	57			32,405
Net Asset Value per share	$13.63			$11.55
Maximum Offering Price	$14.42			$12.22
Class B: Net Assets	N/A	N/A		$5,696
Shares Issued and Outstanding				545
Net Asset Value per share				$10.45	(a)
Class C: Net Assets	N/A	N/A		$16,043
Shares Issued and Outstanding				1,487
Net Asset Value per share				$10.79	(a)
Class J: Net Assets	N/A	$115,655		$64,841
Shares Issued and Outstanding		10,629		5,895
Net Asset Value per share		$10.88	(a)	$11.00	(a)
Class P: Net Assets	$10	N/A		$11,169
Shares Issued and Outstanding	1			942
Net Asset Value per share	$13.65			$11.86
Institutional: Net Assets	$344,528	$471,333		$2,791,488
Shares Issued and Outstanding	25,237	41,650		234,054
Net Asset Value per share	$13.65	$11.32		$11.93
R-1: Net Assets	$4,271	$2,745		$6,258
Shares Issued and Outstanding	316	245		559
Net Asset Value per share	$13.54	$11.20		$11.19
R-2: Net Assets	$3,069	$3,568		$5,846
Shares Issued and Outstanding	226	319		516
Net Asset Value per share	$13.57	$11.18		$11.34
R-3: Net Assets	$5,340	$15,710		$20,863
Shares Issued and Outstanding	393	1,406		1,712
Net Asset Value per share	$13.57	$11.17		$12.19
R-4: Net Assets	$5,718	$12,781		$13,833
Shares Issued and Outstanding	420	1,133		1,141
Net Asset Value per share	$13.60	$11.28		$12.12
R-5: Net Assets	$8,839	$24,539		$71,922
Shares Issued and Outstanding	649	2,181		5,992
Net Asset Value per share	$13.61	$11.25		$12.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		LargeCap		LargeCap		LargeCap S&P
Amounts in thousands, except per share amounts		Growth Fund I		Growth Fund II		500 Index Fund
Investment in securities--at cost		$5,695,269		$954,855		$2,589,836
Assets
Investment in securities--at value		$7,773,665		$1,127,686		$4,249,363
Cash		1,427		284		–
Deposits with counterparty		8,204		1,600		–
Receivables:
Dividends and interest		2,318		557		4,094
Expense reimbursement from Manager		104		13		2
Expense reimbursement from Distributor		1		–		4
Fund shares sold		631		151		3,054
Investment securities sold		27,582		9,641		–
Variation margin on financial derivative instruments		1,962		392		1,212
Other assets		–		–		3
	Total Assets	7,815,894		1,140,324		4,257,732
Liabilities
Accrued management and investment advisory fees		3,778		809		518
Accrued administrative service fees		20		1		33
Accrued distribution fees		72		10		236
Accrued service fees		125		6		191
Accrued transfer agent fees		284		9		215
Accrued other expenses		93		23		133
Payables:
Fund shares redeemed		10,987		3,896		7,382
Investment securities purchased		41,678		10,311		–
	Total Liabilities	57,037		15,065		8,708
Net Assets Applicable to Outstanding Shares		$7,758,857		$1,125,259		$4,249,024
Net Assets Consist of:
Capital shares and additional paid-in-capital		$4,987,711		$768,866		$2,636,863
Accumulated undistributed (overdistributed) net investment income (loss)		8,064		3,945		52,094
Accumulated undistributed (overdistributed) net realized gain (loss)		680,052		178,446		(101,983)
Net unrealized appreciation (depreciation) of investments		2,083,030		174,002		1,662,050
	Total Net Assets	$7,758,857		$1,125,259		$4,249,024
Capital Stock (par value: $.01 per share):
Shares authorized		1,145,000		540,000		950,000
Net Asset Value Per Share:
Class A: Net Assets		$6,464		N/A		$245,546
Shares Issued and Outstanding		480				17,115
Net Asset Value per share		$13.47				$14.35
Maximum Offering Price		$14.25				$14.57
Class C: Net Assets		N/A		N/A		$25,433
Shares Issued and Outstanding						1,806
Net Asset Value per share						$14.08	(a)
Class J: Net Assets		$106,144		$34,858		$508,718
Shares Issued and Outstanding		8,868		3,599		35,794
Net Asset Value per share		$11.97	(a)	$9.69	(a)	$14.21	(a)
Class P: Net Assets		$18		N/A		N/A
Shares Issued and Outstanding		1
Net Asset Value per share		$13.58
Institutional: Net Assets		$7,031,086		$1,062,254		$2,530,539
Shares Issued and Outstanding		517,280		97,244		176,294
Net Asset Value per share		$13.59		$10.92		$14.35
R-1: Net Assets		$8,406		$1,156		$18,889
Shares Issued and Outstanding		672		112		1,325
Net Asset Value per share		$12.51		$10.32		$14.26
R-2: Net Assets		$21,048		$1,730		$37,848
Shares Issued and Outstanding		1,717		173		2,638
Net Asset Value per share		$12.26		$9.98		$14.35
R-3: Net Assets		$165,698		$8,378		$248,852
Shares Issued and Outstanding		12,861		820		17,369
Net Asset Value per share		$12.88		$10.22		$14.33
R-4: Net Assets		$90,002		$6,060		$214,570
Shares Issued and Outstanding		6,937		576		14,916
Net Asset Value per share		$12.97		$10.52		$14.39
R-5: Net Assets		$329,991		$10,823		$418,629
Shares Issued and Outstanding		24,859		1,018		28,869
Net Asset Value per share		$13.27		$10.63		$14.50

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		LargeCap		LargeCap
Amounts in thousands, except per share amounts		Value Fund		Value Fund III		MidCap Fund
Investment in securities--at cost		$3,331,531		$2,587,596		$6,497,391
Assets
Investment in securities--at value		$3,751,125		$2,922,004		$8,875,587
Cash		–		812		173
Deposits with counterparty		–		4,700		–
Receivables:
Dividends and interest		2,499		2,849		4,106
Expense reimbursement from Manager		4		29		–
Expense reimbursement from Distributor		1		1		2
Fund shares sold		352		216		14,986
Investment securities sold		43,094		3,154		513
Variation margin on financial derivative instruments		423		1,124		–
Other assets		28		–		6
Prepaid directors' expenses		–		1		–
	Total Assets	3,797,526		2,934,890		8,895,373
Liabilities
Accrued management and investment advisory fees		1,239		1,815		4,316
Accrued administrative service fees		1		3		29
Accrued distribution fees		69		23		799
Accrued service fees		5		9		135
Accrued transfer agent fees		148		21		1,059
Accrued directors' expenses		2		–		6
Accrued other expenses		99		138		627
Payables:
Fund shares redeemed		2,114		3,455		10,956
Investment securities purchased		44,484		1,280		12,220
	Total Liabilities	48,161		6,744		30,147
Net Assets Applicable to Outstanding Shares		$3,749,365		$2,928,146		$8,865,226
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,942,826		$2,659,043		$6,020,450
Accumulated undistributed (overdistributed) net investment income (loss)		43,254		33,314		21,684
Accumulated undistributed (overdistributed) net realized gain (loss)		343,239		(101,475)		444,896
Net unrealized appreciation (depreciation) of investments		420,046		337,264		2,378,196
	Total Net Assets	$3,749,365		$2,928,146		$8,865,226
Capital Stock (par value: $.01 per share):
Shares authorized		1,000,000		520,000		1,675,000
Net Asset Value Per Share:
Class A: Net Assets		$211,555		N/A		$1,863,094
Shares Issued and Outstanding		15,218				84,719
Net Asset Value per share		$13.90				$21.99
Maximum Offering Price		$14.71				$23.27
Class B: Net Assets		$1,460		N/A		$13,320
Shares Issued and Outstanding		106				637
Net Asset Value per share		$13.77	(a)			$20.92	(a)
Class C: Net Assets		$8,023		N/A		$353,109
Shares Issued and Outstanding		591				17,024
Net Asset Value per share		$13.58	(a)			$20.74	(a)
Class J: Net Assets		$75,289		$78,435		$290,503
Shares Issued and Outstanding		5,500		5,045		13,661
Net Asset Value per share		$13.69	(a)	$15.55	(a)	$21.27	(a)
Class P: Net Assets		$205		N/A		$1,841,917
Shares Issued and Outstanding		15				82,679
Net Asset Value per share		$13.89				$22.28
Institutional: Net Assets		$3,432,095		$2,804,940		$3,836,296
Shares Issued and Outstanding		246,842		178,110		171,764
Net Asset Value per share		$13.90		$15.75		$22.33
R-1: Net Assets		$1,415		$5,160		$32,574
Shares Issued and Outstanding		103		329		1,550
Net Asset Value per share		$13.76		$15.68		$21.02
R-2: Net Assets		$4,144		$5,737		$40,695
Shares Issued and Outstanding		300		367		1,920
Net Asset Value per share		$13.81		$15.64		$21.20
R-3: Net Assets		$4,508		$15,163		$158,675
Shares Issued and Outstanding		327		933		7,311
Net Asset Value per share		$13.80		$16.24		$21.70
R-4: Net Assets		$2,579		$9,314		$168,845
Shares Issued and Outstanding		187		593		7,576
Net Asset Value per share		$13.78		$15.72		$22.29
R-5: Net Assets		$8,092		$9,397		$266,198
Shares Issued and Outstanding		582		594		12,031
Net Asset Value per share		$13.90		$15.82		$22.13

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		MidCap		MidCap		MidCap S&P
Amounts in thousands, except per share amounts		Growth Fund		Growth Fund III		400 Index Fund
Investment in securities--at cost		$93,751		$1,353,415		$841,550
Assets
Investment in securities--at value		$102,969	(a)	$1,483,646		$1,118,301
Cash		–		296		–
Deposits with counterparty		–		3,100		697
Receivables:
Dividends and interest		16		474		765
Expense reimbursement from Manager		4		27		–
Expense reimbursement from Distributor		–		–		1
Fund shares sold		80		186		937
Investment securities sold		1,780		2,955		1,500
Variation margin on financial derivative instruments		–		713		171
	Total Assets	104,849		1,491,397		1,122,372
Liabilities
Accrued management and investment advisory fees		52		1,162		135
Accrued administrative service fees		1		3		19
Accrued distribution fees		11		15		62
Accrued service fees		5		12		99
Accrued transfer agent fees		21		10		44
Accrued other expenses		25		39		37
Payables:
Fund shares redeemed		92		5,038		2,462
Investment securities purchased		2,735		8,556		5,612
Collateral obligation on securities loaned, at value		1,769		–		–
	Total Liabilities	4,711		14,835		8,470
Net Assets Applicable to Outstanding Shares		$100,138		$1,476,562		$1,113,902
Net Assets Consist of:
Capital shares and additional paid-in-capital		$71,834		$1,046,636		$782,704
Accumulated undistributed (overdistributed) net investment income (loss)		1		15		8,120
Accumulated undistributed (overdistributed) net realized gain (loss)		19,085		296,329		45,801
Net unrealized appreciation (depreciation) of investments		9,218		133,582		277,277
	Total Net Assets	$100,138		$1,476,562		$1,113,902
Capital Stock (par value: $.01 per share):
Shares authorized		325,000		625,000		425,000
Net Asset Value Per Share:
Class J: Net Assets		$42,144		$37,273		$88,285
Shares Issued and Outstanding		6,051		3,310		4,510
Net Asset Value per share		$6.96	(b)	$11.26	(b)	$19.58	(b)
Institutional: Net Assets		$33,471		$1,378,931		$534,362
Shares Issued and Outstanding		4,066		108,379		26,684
Net Asset Value per share		$8.23		$12.72		$20.03
R-1: Net Assets		$1,269		$3,400		$20,397
Shares Issued and Outstanding		176		297		1,031
Net Asset Value per share		$7.24		$11.46		$19.78
R-2: Net Assets		$2,751		$4,970		$21,010
Shares Issued and Outstanding		361		423		1,036
Net Asset Value per share		$7.63		$11.75		$20.28
R-3: Net Assets		$4,118		$18,078		$124,106
Shares Issued and Outstanding		518		1,463		6,132
Net Asset Value per share		$7.95		$12.36		$20.24
R-4: Net Assets		$2,193		$22,511		$110,658
Shares Issued and Outstanding		266		1,795		5,453
Net Asset Value per share		$8.24		$12.54		$20.29
R-5: Net Assets		$14,192		$11,399		$215,084
Shares Issued and Outstanding		1,677		886		10,521
Net Asset Value per share		$8.46		$12.87		$20.44

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		MidCap		MidCap		Money
Amounts in thousands, except per share amounts		Value Fund I		Value Fund III		Market Fund
Investment in securities--at cost		$1,468,767		$845,706		$1,083,038
Assets
Investment in securities--at value		$1,658,207		$977,480		$1,083,038
Cash		300		170		12
Deposits with counterparty		3,100		1,900		–
Receivables:
Dividends and interest		591		459		47
Expense reimbursement from Manager		80		14		356
Expense reimbursement from Distributor		1		1		18
Fund shares sold		586		312		2,901
Investment securities sold		9,679		2,609		–
Variation margin on financial derivative instruments		721		419		–
Other assets		–		–		26
Prepaid directors' expenses		1		–		–
	Total Assets	1,673,266		983,364		1,086,398
Liabilities
Accrued management and investment advisory fees		1,307		509		364
Accrued administrative service fees		7		1		–
Accrued distribution fees		31		27		71
Accrued service fees		37		9		–
Accrued transfer agent fees		51		32		229
Accrued other expenses		69		56		122
Payables:
Fund shares redeemed		5,643		1,889		5,889
Investment securities purchased		33,057		547		–
	Total Liabilities	40,202		3,070		6,675
Net Assets Applicable to Outstanding Shares		$1,633,064		$980,294		$1,079,723
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,217,871		$772,414		$1,120,963
Accumulated undistributed (overdistributed) net investment income (loss)		5,612		8,138		–
Accumulated undistributed (overdistributed) net realized gain (loss)		216,412		67,252		(41,240)
Net unrealized appreciation (depreciation) of investments		193,169		132,490		–
	Total Net Assets	$1,633,064		$980,294		$1,079,723
Capital Stock (par value: $.01 per share):
Shares authorized		525,000		525,000		8,400,000
Net Asset Value Per Share:
Class A: Net Assets		N/A		$1,997		$471,109
Shares Issued and Outstanding				97		471,013
Net Asset Value per share				$20.54		$1.00
Maximum Offering Price				$21.74		$1.00
Class B: Net Assets		N/A		N/A		$3,342
Shares Issued and Outstanding						3,341
Net Asset Value per share						$1.00	(a)
Class C: Net Assets		N/A		N/A		$17,977
Shares Issued and Outstanding						17,973
Net Asset Value per share						$1.00	(a)
Class J: Net Assets		$77,754		$112,480		$249,914
Shares Issued and Outstanding		4,759		5,761		249,864
Net Asset Value per share		$16.34	(a)	$19.52	(a)	$1.00	(a)
Class P: Net Assets		N/A		$41		N/A
Shares Issued and Outstanding				2
Net Asset Value per share				$20.58
Institutional: Net Assets		$1,377,675		$822,011		$337,381
Shares Issued and Outstanding		83,528		39,900		337,313
Net Asset Value per share		$16.49		$20.60		$1.00
R-1: Net Assets		$6,852		$1,046		N/A
Shares Issued and Outstanding		428		53
Net Asset Value per share		$16.00		$19.65
R-2: Net Assets		$12,046		$1,663		N/A
Shares Issued and Outstanding		749		84
Net Asset Value per share		$16.08		$19.76
R-3: Net Assets		$37,981		$9,010		N/A
Shares Issued and Outstanding		2,336		459
Net Asset Value per share		$16.26		$19.64
R-4: Net Assets		$36,994		$14,160		N/A
Shares Issued and Outstanding		2,268		727
Net Asset Value per share		$16.31		$19.48
R-5: Net Assets		$83,762		$17,886		N/A
Shares Issued and Outstanding		5,111		910
Net Asset Value per share		$16.39		$19.65

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		Principal Capital		Principal
Amounts in thousands, except per share amounts	Overseas Fund	Appreciation Fund		LifeTime 2010 Fund
Investment in securities--at cost	$2,333,407	$1,334,530		$–
Investment in affiliated Funds--at cost	$–	$–		$1,457,173
Foreign currency--at cost	$4,405	$–		$–
Assets
Investment in securities--at value	$2,553,786	$2,494,699		$–
Investment in affiliated Funds--at value	–	–		1,669,761
Foreign currency--at value	4,417	–		–
Cash	600	–		–
Deposits with counterparty	4,102	–		–
Receivables:
Dividends and interest	10,075	1,848		1,621
Expense reimbursement from Manager	64	–		2
Expense reimbursement from Distributor	–	–		2
Fund shares sold	593	892		239
Investment securities sold	3,755	3,680		–
Variation margin on financial derivative instruments	1,343	–		–
Other assets	–	5		–
Total Assets	2,578,735	2,501,124		1,671,625
Liabilities
Accrued management and investment advisory fees	2,260	922		42
Accrued administrative service fees	–	3		13
Accrued distribution fees	–	224		92
Accrued service fees	–	16		58
Accrued transfer agent fees	38	142		27
Accrued directors' expenses	–	1		–
Accrued other expenses	147	96		38
Cash overdraft	–	97		–
Payables:
Fund shares redeemed	2,636	1,621		3,474
Investment securities purchased	12,686	5,777		–
Total Liabilities	17,767	8,899		3,744
Net Assets Applicable to Outstanding Shares	$2,560,968	$2,492,225		$1,667,881
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,176,457	$1,245,284		$1,494,104
Accumulated undistributed (overdistributed) net investment income (loss)	50,851	21,687		10,486
Accumulated undistributed (overdistributed) net realized gain (loss)	114,186	65,085		(49,297)
Net unrealized appreciation (depreciation) of investments	219,918	1,160,169		212,588
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(444)	–		–
Total Net Assets	$2,560,968	$2,492,225		$1,667,881
Capital Stock (par value: $.01 per share):
Shares authorized	600,000	1,000,000		650,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$810,788		$42,880
Shares Issued and Outstanding		13,789		3,116
Net Asset Value per share		$58.80		$13.76
Maximum Offering Price		$62.22		$14.30
Class B: Net Assets	N/A	$20,406		N/A
Shares Issued and Outstanding		416
Net Asset Value per share		$49.04	(a)
Class C: Net Assets	N/A	$42,658		N/A
Shares Issued and Outstanding		873
Net Asset Value per share		$48.88	(a)
Class J: Net Assets	N/A	N/A		$255,331
Shares Issued and Outstanding				18,709
Net Asset Value per share				$13.65	(a)
Class P: Net Assets	N/A	$31,028		N/A
Shares Issued and Outstanding		522
Net Asset Value per share		$59.49
Institutional: Net Assets	$2,559,657	$1,507,343		$1,096,931
Shares Issued and Outstanding	222,371	25,260		79,985
Net Asset Value per share	$11.51	$59.67		$13.71
R-1: Net Assets	$12	$1,635		$14,995
Shares Issued and Outstanding	1	28		1,104
Net Asset Value per share	$11.40	$58.68		$13.58
R-2: Net Assets	$12	$2,155		$15,736
Shares Issued and Outstanding	1	36		1,159
Net Asset Value per share	$11.42	$58.79		$13.58
R-3: Net Assets	$249	$24,394		$74,667
Shares Issued and Outstanding	22	415		5,505
Net Asset Value per share	$11.41	$58.78		$13.56
R-4: Net Assets	$484	$15,267		$59,247
Shares Issued and Outstanding	42	258		4,356
Net Asset Value per share	$11.45	$59.17		$13.60
R-5: Net Assets	$554	$36,551		$108,094
Shares Issued and Outstanding	48	616		7,925
Net Asset Value per share	$11.46	$59.34		$13.64

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		Principal	Principal		Principal
Amounts in thousands, except per share amounts		LifeTime 2015 Fund	LifeTime 2020 Fund		LifeTime 2025 Fund
Investment in affiliated Funds--at cost		$927,031	$5,885,172		$1,493,673
Assets
Investment in affiliated Funds--at value		$1,120,536	$6,933,203		$1,799,989
Receivables:
Dividends and interest		892	4,151		1,092
Expense reimbursement from Manager		–	10		–
Expense reimbursement from Distributor		–	7		–
Fund shares sold		392	1,161		584
Prepaid directors' expenses		–	1		–
	Total Assets	1,121,820	6,938,533		1,801,665
Liabilities
Accrued management and investment advisory fees		28	172		44
Accrued administrative service fees		14	54		20
Accrued distribution fees		32	332		51
Accrued service fees		58	243		90
Accrued transfer agent fees		–	111		–
Accrued registration fees		14	–		24
Accrued other expenses		7	103		14
Payables:
Fund shares redeemed		135	15,677		69
	Total Liabilities	288	16,692		312
Net Assets Applicable to Outstanding Shares		$1,121,532	$6,921,841		$1,801,353
Net Assets Consist of:
Capital shares and additional paid-in-capital		$895,238	$5,633,351		$1,442,332
Accumulated undistributed (overdistributed) net investment income (loss)		5,100	22,828		5,134
Accumulated undistributed (overdistributed) net realized gain (loss)		27,689	217,631		47,571
Net unrealized appreciation (depreciation) of investments		193,505	1,048,031		306,316
	Total Net Assets	$1,121,532	$6,921,841		$1,801,353
Capital Stock (par value: $.01 per share):
Shares authorized		400,000	1,125,000		400,000
Net Asset Value Per Share:
Class A: Net Assets		N/A	$128,189		N/A
Shares Issued and Outstanding			8,551
Net Asset Value per share			$14.99
Maximum Offering Price			$15.86
Class B: Net Assets		N/A	$3,302		N/A
Shares Issued and Outstanding			218
Net Asset Value per share			$15.09	(a)
Class J: Net Assets		N/A	$879,358		N/A
Shares Issued and Outstanding			59,192
Net Asset Value per share			$14.86	(a)
Institutional: Net Assets		$844,414	$4,743,088		$1,366,540
Shares Issued and Outstanding		74,650	317,450		116,183
Net Asset Value per share		$11.31	$14.94		$11.76
R-1: Net Assets		$13,884	$53,222		$18,238
Shares Issued and Outstanding		1,260	3,598		1,584
Net Asset Value per share		$11.02	$14.79		$11.51
R-2: Net Assets		$14,408	$76,267		$21,201
Shares Issued and Outstanding		1,301	5,166		1,839
Net Asset Value per share		$11.07	$14.76		$11.53
R-3: Net Assets		$91,962	$316,368		$162,213
Shares Issued and Outstanding		8,294	21,409		14,030
Net Asset Value per share		$11.09	$14.78		$11.56
R-4: Net Assets		$66,135	$249,613		$89,551
Shares Issued and Outstanding		5,930	16,852		7,690
Net Asset Value per share		$11.15	$14.81		$11.65
R-5: Net Assets		$90,729	$472,434		$143,610
Shares Issued and Outstanding		8,113	31,794		12,288
Net Asset Value per share		$11.18	$14.86		$11.69

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		Principal		Principal	Principal
Amounts in thousands, except per share amounts		LifeTime 2030 Fund		LifeTime 2035 Fund	LifeTime 2040 Fund
Investment in affiliated Funds--at cost		$5,722,309		$1,039,630	$3,592,258
Assets
Investment in affiliated Funds--at value		$6,946,977		$1,276,627	$4,471,692
Receivables:
Dividends and interest		3,454		496	1,399
Expense reimbursement from Manager		8		–	10
Expense reimbursement from Distributor		8		–	4
Fund shares sold		931		298	843
Prepaid directors' expenses		1		–	1
	Total Assets	6,951,379		1,277,421	4,473,949
Liabilities
Accrued management and investment advisory fees		171		31	110
Accrued administrative service fees		48		14	32
Accrued distribution fees		341		36	206
Accrued service fees		225		65	145
Accrued transfer agent fees		131		–	107
Accrued registration fees		–		23	–
Accrued other expenses		130		8	108
Payables:
Fund shares redeemed		13,661		33	7,125
	Total Liabilities	14,707		210	7,833
Net Assets Applicable to Outstanding Shares		$6,936,672		$1,277,211	$4,466,116
Net Assets Consist of:
Capital shares and additional paid-in-capital		$5,445,784		$996,782	$3,410,540
Accumulated undistributed (overdistributed) net investment income (loss)		15,217		2,135	5,792
Accumulated undistributed (overdistributed) net realized gain (loss)		251,003		41,297	170,350
Net unrealized appreciation (depreciation) of investments		1,224,668		236,997	879,434
	Total Net Assets	$6,936,672		$1,277,211	$4,466,116
Capital Stock (par value: $.01 per share):
Shares authorized		1,225,000		400,000	1,050,000
Net Asset Value Per Share:
Class A: Net Assets		$116,459		N/A	$82,944
Shares Issued and Outstanding		7,643			5,352
Net Asset Value per share		$15.24			$15.50
Maximum Offering Price		$16.13			$16.40
Class B: Net Assets		$3,758		N/A	$3,159
Shares Issued and Outstanding		245			205
Net Asset Value per share		$15.37	(a)		$15.44	(a)
Class J: Net Assets		$1,001,423		N/A	$569,314
Shares Issued and Outstanding		66,026			36,472
Net Asset Value per share		$15.17	(a)		$15.61	(a)
Institutional: Net Assets		$4,734,382		$961,514	$3,109,551
Shares Issued and Outstanding		310,975		79,180	197,584
Net Asset Value per share		$15.22		$12.14	$15.74
R-1: Net Assets		$46,220		$14,516	$33,659
Shares Issued and Outstanding		3,068		1,218	2,166
Net Asset Value per share		$15.07		$11.92	$15.54
R-2: Net Assets		$72,768		$15,138	$51,404
Shares Issued and Outstanding		4,824		1,271	3,308
Net Asset Value per share		$15.08		$11.91	$15.54
R-3: Net Assets		$276,196		$108,395	$169,617
Shares Issued and Outstanding		18,259		9,055	10,914
Net Asset Value per share		$15.13		$11.97	$15.54
R-4: Net Assets		$243,720		$70,482	$153,985
Shares Issued and Outstanding		15,683		5,853	9,892
Net Asset Value per share		$15.54		$12.04	$15.57
R-5: Net Assets		$441,746		$107,166	$292,483
Shares Issued and Outstanding		29,081		8,871	18,679
Net Asset Value per share		$15.19		$12.08	$15.66

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		Principal	Principal		Principal
Amounts in thousands, except per share amounts		LifeTime 2045 Fund	LifeTime 2050 Fund		LifeTime 2055 Fund
Investment in affiliated Funds--at cost		$605,023	$1,769,442		$146,142
Assets
Investment in affiliated Funds--at value		$736,765	$2,193,547		$171,097
Receivables:
Dividends and interest		207	514		36
Expense reimbursement from Manager		–	12		–
Expense reimbursement from Distributor		–	1		–
Fund shares sold		583	707		366
	Total Assets	737,555	2,194,781		171,499
Liabilities
Accrued management and investment advisory fees		18	53		4
Accrued administrative service fees		9	17		2
Accrued distribution fees		20	81		4
Accrued service fees		41	75		9
Accrued transfer agent fees		–	69		–
Accrued professional fees		6	–		4
Accrued registration fees		15	–		8
Accrued other expenses		2	70		2
Payables:
Fund shares redeemed		–	2,094		–
	Total Liabilities	111	2,459		33
Net Assets Applicable to Outstanding Shares		$737,444	$2,192,322		$171,466
Net Assets Consist of:
Capital shares and additional paid-in-capital		$580,188	$1,681,331		$141,452
Accumulated undistributed (overdistributed) net investment income (loss)		840	2,483		135
Accumulated undistributed (overdistributed) net realized gain (loss)		24,674	84,403		4,924
Net unrealized appreciation (depreciation) of investments		131,742	424,105		24,955
	Total Net Assets	$737,444	$2,192,322		$171,466
Capital Stock (par value: $.01 per share):
Shares authorized		400,000	825,000		400,000
Net Asset Value Per Share:
Class A: Net Assets		N/A	$61,439		N/A
Shares Issued and Outstanding			4,013
Net Asset Value per share			$15.31
Maximum Offering Price			$16.20
Class B: Net Assets		N/A	$934		N/A
Shares Issued and Outstanding			62
Net Asset Value per share			$15.24	(a)
Class J: Net Assets		N/A	$159,787		N/A
Shares Issued and Outstanding			10,717
Net Asset Value per share			$14.91	(a)
Institutional: Net Assets		$536,107	$1,603,984		$127,374
Shares Issued and Outstanding		43,259	105,040		10,143
Net Asset Value per share		$12.39	$15.27		$12.56
R-1: Net Assets		$9,350	$18,098		$1,861
Shares Issued and Outstanding		775	1,200		153
Net Asset Value per share		$12.06	$15.08		$12.20
R-2: Net Assets		$11,165	$31,670		$1,751
Shares Issued and Outstanding		926	2,102		143
Net Asset Value per share		$12.06	$15.07		$12.23
R-3: Net Assets		$56,544	$78,959		$11,168
Shares Issued and Outstanding		4,656	5,228		907
Net Asset Value per share		$12.14	$15.10		$12.31
R-4: Net Assets		$37,009	$73,607		$10,401
Shares Issued and Outstanding		3,028	4,854		840
Net Asset Value per share		$12.22	$15.16		$12.39
R-5: Net Assets		$87,269	$163,844		$18,911
Shares Issued and Outstanding		7,128	10,778		1,523
Net Asset Value per share		$12.24	$15.20		$12.42

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		Principal		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts		LifeTime 2060 Fund		Hybrid 2015 Fund	Hybrid 2020 Fund
Investment in affiliated Funds--at cost		$46,943		$10	$10
Assets
Investment in affiliated Funds--at value		$48,425		$10	$10
Receivables:
Dividends and interest		11		–	–
Expense reimbursement from Manager		5		33	33
Fund shares sold		224		–	–
	Total Assets	48,665		43	43
Liabilities
Accrued management and investment advisory fees		1		–	–
Accrued distribution fees		1		–	–
Accrued service fees		1		–	–
Accrued transfer agent fees		2		–	–
Accrued professional fees		5		13	13
Accrued registration fees		13		20	20
Accrued other expenses		2		–	–
Payables:
Fund shares redeemed		3		–	–
	Total Liabilities	28		33	33
Net Assets Applicable to Outstanding Shares		$48,637		$10	$10
Net Assets Consist of:
Capital shares and additional paid-in-capital		$47,093		$10	$10
Accumulated undistributed (overdistributed) net investment income (loss)		31		–	–
Accumulated undistributed (overdistributed) net realized gain (loss)		31		–	–
Net unrealized appreciation (depreciation) of investments		1,482		–	–
	Total Net Assets	$48,637		$10	$10
Capital Stock (par value: $.01 per share):
Shares authorized		500,000		250,000	250,000
Net Asset Value Per Share:
Class J: Net Assets		$2,226		N/A	N/A
Shares Issued and Outstanding		180
Net Asset Value per share		$12.36	(a)
Institutional: Net Assets		$39,465		$10	$10
Shares Issued and Outstanding		3,181		1	1
Net Asset Value per share		$12.41		$10.14	$10.18
R-1: Net Assets		$193		N/A	N/A
Shares Issued and Outstanding		16
Net Asset Value per share		$12.23
R-2: Net Assets		$254		N/A	N/A
Shares Issued and Outstanding		21
Net Asset Value per share		$12.26
R-3: Net Assets		$2,073		N/A	N/A
Shares Issued and Outstanding		168
Net Asset Value per share		$12.33
R-4: Net Assets		$1,670		N/A	N/A
Shares Issued and Outstanding		135
Net Asset Value per share		$12.33
R-5: Net Assets		$2,756		N/A	N/A
Shares Issued and Outstanding		223
Net Asset Value per share		$12.36

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	October 31, 2014

		Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts		Hybrid 2025 Fund	Hybrid 2030 Fund	Hybrid 2035 Fund
Investment in affiliated Funds--at cost		$10	$10	$10
Assets
Investment in affiliated Funds--at value		$10	$10	$10
Receivables:
Expense reimbursement from Manager		33	33	33
	Total Assets	43	43	43
Liabilities
Accrued professional fees		13	13	13
Accrued registration fees		20	20	20
	Total Liabilities	33	33	33
Net Assets Applicable to Outstanding Shares		$10	$10	$10
Net Assets Consist of:
Capital shares and additional paid-in-capital		$10	$10	$10
	Total Net Assets	$10	$10	$10
Capital Stock (par value: $.01 per share):
Shares authorized		250,000	250,000	250,000
Net Asset Value Per Share:
Institutional: Net Assets		$10	$10	$10
Shares Issued and Outstanding		1	1	1
Net Asset Value per share		$10.20	$10.21	$10.22

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	October 31, 2014

		Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts		Hybrid 2040 Fund	Hybrid 2045 Fund	Hybrid 2050 Fund
Investment in affiliated Funds--at cost		$10	$10	$10
Assets
Investment in affiliated Funds--at value		$10	$10	$10
Receivables:
Expense reimbursement from Manager		33	33	33
	Total Assets	43	43	43
Liabilities
Accrued professional fees		13	13	13
Accrued registration fees		20	20	20
	Total Liabilities	33	33	33
Net Assets Applicable to Outstanding Shares		$10	$10	$10
Net Assets Consist of:
Capital shares and additional paid-in-capital		$10	$10	$10
	Total Net Assets	$10	$10	$10
Capital Stock (par value: $.01 per share):
Shares authorized		250,000	250,000	250,000
Net Asset Value Per Share:
Institutional: Net Assets		$10	$10	$10
Shares Issued and Outstanding		1	1	1
Net Asset Value per share		$10.23	$10.23	$10.24

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	October 31, 2014

				Principal
		Principal LifeTime	Principal LifeTime	LifeTime Hybrid
Amounts in thousands, except per share amounts		Hybrid 2055 Fund	Hybrid 2060 Fund	Income Fund
Investment in affiliated Funds--at cost		$10	$10	$10
Assets
Investment in affiliated Funds--at value		$10	$10	$10
Receivables:
Expense reimbursement from Manager		33	33	33
	Total Assets	43	43	43
Liabilities
Accrued professional fees		13	12	13
Accrued registration fees		20	21	20
	Total Liabilities	33	33	33
Net Assets Applicable to Outstanding Shares		$10	$10	$10
Net Assets Consist of:
Capital shares and additional paid-in-capital		$10	$10	$10
	Total Net Assets	$10	$10	$10
Capital Stock (par value: $.01 per share):
Shares authorized		250,000	250,000	250,000
Net Asset Value Per Share:
Institutional: Net Assets		$10	$10	$10
Shares Issued and Outstanding		1	1	1
Net Asset Value per share		$10.24	$10.24	$10.10

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		Principal LifeTime
		Strategic		Real Estate		SAM
Amounts in thousands, except per share amounts		Income Fund		Securities Fund		Balanced Portfolio
Investment in securities--at cost		$–		$1,413,673		$–
Investment in affiliated Funds--at cost		$724,113		$–		$3,799,811
Assets
Investment in securities--at value		$–		$2,043,994		$–
Investment in affiliated Funds--at value		804,005		–		4,910,788
Receivables:
Dividends and interest		1,018		384		4,677
Expense reimbursement from Manager		6		–		–
Expense reimbursement from Distributor		1		2		8
Fund shares sold		356		4,319		2,614
	Total Assets	805,386		2,048,699		4,918,087
Liabilities
Accrued management and investment advisory fees		19		1,326		1,243
Accrued administrative service fees		6		10		8
Accrued distribution fees		37		130		1,322
Accrued service fees		26		63		51
Accrued transfer agent fees		17		218		436
Accrued registration fees		11		–		–
Accrued other expenses		25		144		258
Payables:
Fund shares redeemed		455		2,769		5,337
Investment securities purchased		–		9,326		–
	Total Liabilities	596		13,986		8,655
Net Assets Applicable to Outstanding Shares		$804,790		$2,034,713		$4,909,432
Net Assets Consist of:
Capital shares and additional paid-in-capital		$750,040		$1,401,816		$3,754,827
Accumulated undistributed (overdistributed) net investment income (loss)		7,141		4,917		2,226
Accumulated undistributed (overdistributed) net realized gain (loss)		(32,283)		(2,341)		41,402
Net unrealized appreciation (depreciation) of investments		79,892		630,321		1,110,977
	Total Net Assets	$804,790		$2,034,713		$4,909,432
Capital Stock (par value: $.01 per share):
Shares authorized		750,000		950,000		1,825,000
Net Asset Value Per Share:
Class A: Net Assets		$31,332		$208,670		$2,083,846
Shares Issued and Outstanding		2,548		9,377		127,125
Net Asset Value per share		$12.30		$22.25		$16.39
Maximum Offering Price		$12.78		$23.54		$17.34
Class B: Net Assets		$336		$3,588		$76,824
Shares Issued and Outstanding		27		163		4,689
Net Asset Value per share		$12.23	(a)	$21.98	(a)	$16.38	(a)
Class C: Net Assets		N/A		$33,740		$732,362
Shares Issued and Outstanding				1,537		45,194
Net Asset Value per share				$21.95	(a)	$16.20	(a)
Class J: Net Assets		$77,956		$182,382		$981,860
Shares Issued and Outstanding		6,406		8,405		61,508
Net Asset Value per share		$12.17	(a)	$21.70	(a)	$15.96	(a)
Class P: Net Assets		N/A		$43,891		N/A
Shares Issued and Outstanding				1,973
Net Asset Value per share				$22.24
Institutional: Net Assets		$573,524		$1,247,104		$787,845
Shares Issued and Outstanding		46,830		56,021		48,668
Net Asset Value per share		$12.25		$22.26		$16.19
R-1: Net Assets		$7,563		$7,138		$4,602
Shares Issued and Outstanding		622		324		285
Net Asset Value per share		$12.17		$22.01		$16.15
R-2: Net Assets		$9,709		$17,507		$9,335
Shares Issued and Outstanding		797		821		579
Net Asset Value per share		$12.18		$21.34		$16.11
R-3: Net Assets		$35,215		$56,032		$61,467
Shares Issued and Outstanding		2,910		2,572		3,808
Net Asset Value per share		$12.10		$21.79		$16.14
R-4: Net Assets		$21,059		$67,466		$56,036
Shares Issued and Outstanding		1,735		3,126		3,466
Net Asset Value per share		$12.14		$21.58		$16.17
R-5: Net Assets		$48,096		$167,195		$115,255
Shares Issued and Outstanding		3,937		7,733		7,127
Net Asset Value per share		$12.22		$21.62		$16.17

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		SAM Conservative		SAM Conservative		SAM Flexible
Amounts in thousands, except per share amounts		Balanced Portfolio		Growth Portfolio		Income Portfolio
Investment in affiliated Funds--at cost		$1,397,044		$2,382,074		$1,843,572
Assets
Investment in affiliated Funds--at value		$1,650,113		$3,275,187		$2,066,781
Receivables:
Dividends and interest		2,641		993		4,485
Expense reimbursement from Manager		17		–		–
Expense reimbursement from Distributor		4		4		6
Fund shares sold		1,229		2,622		5,924
	Total Assets	1,654,004		3,278,806		2,077,196
Liabilities
Accrued management and investment advisory fees		422		824		530
Accrued administrative service fees		3		5		2
Accrued distribution fees		433		918		593
Accrued service fees		17		30		9
Accrued transfer agent fees		153		401		169
Accrued other expenses		104		189		136
Payables:
Dividends payable		–		–		3,503
Fund shares redeemed		2,807		3,720		2,168
	Total Liabilities	3,939		6,087		7,110
Net Assets Applicable to Outstanding Shares		$1,650,065		$3,272,719		$2,070,086
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,382,924		$2,316,841		$1,840,330
Accumulated undistributed (overdistributed) net investment income (loss)		2,598		2,713		199
Accumulated undistributed (overdistributed) net realized gain (loss)		11,474		60,052		6,348
Net unrealized appreciation (depreciation) of investments		253,069		893,113		223,209
	Total Net Assets	$1,650,065		$3,272,719		$2,070,086
Capital Stock (par value: $.01 per share):
Shares authorized		1,625,000		1,825,000		1,725,000
Net Asset Value Per Share:
Class A: Net Assets		$490,692		$1,493,034		$793,238
Shares Issued and Outstanding		39,548		79,166		62,756
Net Asset Value per share		$12.41		$18.86		$12.64
Maximum Offering Price		$13.13		$19.96		$13.13
Class B: Net Assets		$13,287		$57,673		$16,548
Shares Issued and Outstanding		1,069		3,160		1,307
Net Asset Value per share		$12.43	(a)	$18.25	(a)	$12.66	(a)
Class C: Net Assets		$242,887		$551,460		$311,494
Shares Issued and Outstanding		19,754		30,965		24,858
Net Asset Value per share		$12.30	(a)	$17.81	(a)	$12.53	(a)
Class J: Net Assets		$530,582		$496,391		$723,517
Shares Issued and Outstanding		43,234		27,034		57,660
Net Asset Value per share		$12.27	(a)	$18.36	(a)	$12.55	(a)
Institutional: Net Assets		$288,691		$526,264		$180,049
Shares Issued and Outstanding		23,457		28,336		14,285
Net Asset Value per share		$12.31		$18.57		$12.60
R-1: Net Assets		$2,823		$4,246		$741
Shares Issued and Outstanding		230		232		59
Net Asset Value per share		$12.27		$18.26		$12.56
R-2: Net Assets		$2,756		$8,556		$1,139
Shares Issued and Outstanding		223		468		90
Net Asset Value per share		$12.33		$18.28		$12.59
R-3: Net Assets		$21,180		$26,537		$10,483
Shares Issued and Outstanding		1,724		1,449		833
Net Asset Value per share		$12.29		$18.32		$12.58
R-4: Net Assets		$20,811		$24,177		$12,062
Shares Issued and Outstanding		1,692		1,308		958
Net Asset Value per share		$12.30		$18.48		$12.59
R-5: Net Assets		$36,356		$84,381		$20,815
Shares Issued and Outstanding		2,956		4,575		1,654
Net Asset Value per share		$12.30		$18.44		$12.58

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		SAM Strategic		Short-Term		SmallCap
Amounts in thousands, except per share amounts		Growth Portfolio		Income Fund		Blend Fund
Investment in securities--at cost		$–		$2,516,844		$412,834
Investment in affiliated Funds--at cost		$1,427,140		$–		$–
Assets
Investment in securities--at value		$–		$2,527,718		$506,886
Investment in affiliated Funds--at value		2,016,821		–		–
Cash		–		–		5
Deposits with counterparty		–		–		280
Receivables:
Dividends and interest		–		15,523		207
Expense reimbursement from Manager		–		–		1
Expense reimbursement from Distributor		2		1		2
Fund shares sold		823		5,706		364
Investment securities sold		–		1		6,759
Variation margin on financial derivative instruments		–		–		95
Other assets		–		–		1
	Total Assets	2,017,646		2,548,949		514,600
Liabilities
Accrued management and investment advisory fees		504		893		305
Accrued administrative service fees		4		2		2
Accrued distribution fees		578		143		96
Accrued service fees		16		9		6
Accrued transfer agent fees		310		127		149
Accrued directors' expenses		–		1		–
Accrued other expenses		153		170		90
Cash overdraft		–		86		–
Payables:
Dividends payable		–		3,175		–
Fund shares redeemed		2,904		2,111		292
Investment securities purchased		–		4,056		4,578
	Total Liabilities	4,469		10,773		5,518
Net Assets Applicable to Outstanding Shares		$2,013,177		$2,538,176		$509,082
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,356,022		$2,544,268		$369,148
Accumulated undistributed (overdistributed) net investment income (loss)		5,432		3,154		9
Accumulated undistributed (overdistributed) net realized gain (loss)		62,042		(20,120)		45,620
Net unrealized appreciation (depreciation) of investments		589,681		10,874		94,305
	Total Net Assets	$2,013,177		$2,538,176		$509,082
Capital Stock (par value: $.01 per share):
Shares authorized		2,025,000		820,000		725,000
Net Asset Value Per Share:
Class A: Net Assets		$989,320		$277,110		$189,911
Shares Issued and Outstanding		45,397		22,655		8,734
Net Asset Value per share		$21.79		$12.23		$21.74
Maximum Offering Price		$23.06		$12.51		$23.01
Class B: Net Assets		$45,191		N/A		$2,705
Shares Issued and Outstanding		2,210				137
Net Asset Value per share		$20.45	(a)			$19.74	(a)
Class C: Net Assets		$333,072		$90,275		$15,737
Shares Issued and Outstanding		16,389		7,376		766
Net Asset Value per share		$20.32	(a)	$12.24	(a)	$20.53	(a)
Class J: Net Assets		$283,507		$120,296		$200,333
Shares Issued and Outstanding		13,337		9,839		9,550
Net Asset Value per share		$21.26	(a)	$12.23	(a)	$20.98	(a)
Class P: Net Assets		N/A		$72,897		$78
Shares Issued and Outstanding				5,961		3
Net Asset Value per share				$12.23		$22.76
Institutional: Net Assets		$280,593		$1,936,142		$72,583
Shares Issued and Outstanding		13,077		158,370		3,188
Net Asset Value per share		$21.46		$12.23		$22.77
R-1: Net Assets		$4,253		$1,468		$2,079
Shares Issued and Outstanding		202		120		99
Net Asset Value per share		$21.10		$12.23		$21.13
R-2: Net Assets		$4,779		$1,957		$2,956
Shares Issued and Outstanding		226		160		139
Net Asset Value per share		$21.15		$12.23		$21.27
R-3: Net Assets		$17,809		$14,472		$6,628
Shares Issued and Outstanding		840		1,183		305
Net Asset Value per share		$21.19		$12.23		$21.77
R-4: Net Assets		$20,035		$14,272		$4,052
Shares Issued and Outstanding		940		1,167		181
Net Asset Value per share		$21.32		$12.23		$22.34
R-5: Net Assets		$34,618		$9,287		$12,020
Shares Issued and Outstanding		1,627		759		530
Net Asset Value per share		$21.28		$12.24		$22.66

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
October 31, 2014

		SmallCap		SmallCap S&P		SmallCap
Amounts in thousands, except per share amounts		Growth Fund I		600 Index Fund		Value Fund II
Investment in securities--at cost		$1,609,642		$849,099		$1,272,962
Assets
Investment in securities--at value		$1,931,884	(a)	$1,102,509	(a)	$1,565,295
Cash		3,817		–		682
Deposits with counterparty		4,603		923		3,000
Receivables:
Dividends and interest		138		487		370
Expense reimbursement from Manager		124		–		33
Expense reimbursement from Distributor		–		1		–
Fund shares sold		597		873		100
Investment securities sold		16,036		381		3,574
Variation margin on financial derivative instruments		1,552		312		982
	Total Assets	1,958,751		1,105,486		1,574,036
Liabilities
Accrued management and investment advisory fees		1,594		127		1,228
Accrued administrative service fees		4		18		2
Accrued distribution fees		19		71		9
Accrued service fees		17		89		11
Accrued transfer agent fees		47		60		11
Accrued directors' expenses		–		1		–
Accrued other expenses		90		72		38
Payables:
Fund shares redeemed		5,513		3,598		3,167
Investment securities purchased		14,985		3,463		6,774
Collateral obligation on securities loaned, at value		90,027		32,906		–
	Total Liabilities	112,296		40,405		11,240
Net Assets Applicable to Outstanding Shares		$1,846,455		$1,065,081		$1,562,796
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,260,556		$747,828		$1,141,338
Accumulated undistributed (overdistributed) net investment income (loss)		(69)		6,904		1,046
Accumulated undistributed (overdistributed) net realized gain (loss)		260,187		55,697		124,923
Net unrealized appreciation (depreciation) of investments		325,781		254,652		295,489
	Total Net Assets	$1,846,455		$1,065,081		$1,562,796
Capital Stock (par value: $.01 per share):
Shares authorized		620,000		325,000		725,000
Net Asset Value Per Share:
Class A: Net Assets		N/A		N/A		$223
Shares Issued and Outstanding						16
Net Asset Value per share						$14.08
Maximum Offering Price						$14.90
Class J: Net Assets		$53,357		$145,647		$19,885
Shares Issued and Outstanding		4,561		5,979		1,436
Net Asset Value per share		$11.70	(b)	$24.36	(b)	$13.85	(b)
Class P: Net Assets		N/A		N/A		$15
Shares Issued and Outstanding						1
Net Asset Value per share						$14.09
Institutional: Net Assets		$1,707,451		$471,425		$1,489,023
Shares Issued and Outstanding		121,557		18,579		105,572
Net Asset Value per share		$14.05		$25.37		$14.10
R-1: Net Assets		$3,123		$14,480		$1,870
Shares Issued and Outstanding		248		579		141
Net Asset Value per share		$12.59		$24.99		$13.30
R-2: Net Assets		$6,581		$19,359		$4,588
Shares Issued and Outstanding		534		759		342
Net Asset Value per share		$12.32		$25.51		$13.40
R-3: Net Assets		$21,440		$135,744		$11,532
Shares Issued and Outstanding		1,682		5,285		840
Net Asset Value per share		$12.75		$25.68		$13.72
R-4: Net Assets		$16,819		$87,241		$13,254
Shares Issued and Outstanding		1,275		3,370		959
Net Asset Value per share		$13.19		$25.89		$13.83
R-5: Net Assets		$37,684		$191,185		$22,406
Shares Issued and Outstanding		2,782		7,355		1,608
Net Asset Value per share		$13.55		$25.99		$13.93

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Bond & Mortgage	Core Plus	Diversified
Amounts in thousands	Securities Fund	Bond Fund I	International Fund
Net Investment Income (Loss)
Income:
Dividends	$720	$1,035	$145,457
Withholding tax	–	(19)	(16,679)
Interest	81,384	76,370	24
Total Income	82,104	77,386	128,802
Expenses:
Management and investment advisory fees	13,883	18,721	44,146
Distribution fees - Class A	260	N/A	660
Distribution fees - Class B	13	N/A	44
Distribution fees - Class C	66	N/A	133
Distribution fees - Class J	477	N/A	581
Distribution fees - R-1	19	11	24
Distribution fees - R-2	39	15	32
Distribution fees - R-3	76	30	137
Distribution fees - R-4	28	7	46
Administrative service fees - R-1	15	8	19
Administrative service fees - R-2	26	10	21
Administrative service fees - R-3	21	9	38
Administrative service fees - R-4	9	2	14
Administrative service fees - R-5	5	3	9
Registration fees - Class A	19	N/A	20
Registration fees - Class B	17	N/A	17
Registration fees - Class C	15	N/A	16
Registration fees - Class J	15	N/A	18
Registration fees - Class P	N/A	N/A	15
Registration fees - Institutional	159	52	47
Service fees - R-1	14	8	17
Service fees - R-2	33	12	26
Service fees - R-3	76	30	137
Service fees - R-4	70	18	115
Service fees - R-5	114	71	213
Shareholder reports - Class A	32	N/A	69
Shareholder reports - Class B	1	N/A	4
Shareholder reports - Class C	2	N/A	3
Shareholder reports - Class J	67	N/A	68
Shareholder reports - Institutional	1	15	20
Transfer agent fees - Class A	203	N/A	522
Transfer agent fees - Class B	11	N/A	21
Transfer agent fees - Class C	18	N/A	30
Transfer agent fees - Class J	198	N/A	272
Transfer agent fees - Class P	N/A	N/A	4
Transfer agent fees - Institutional	2	113	119
Custodian fees	29	129	680
Directors' expenses	38	52	81
Professional fees	34	76	71
Other expenses	15	57	32
Total Gross Expenses	16,120	19,449	48,541
Less: Reimbursement from Manager - Class A	134	N/A	–
Less: Reimbursement from Manager - Class B	28	N/A	15
Less: Reimbursement from Manager - Class C	20	N/A	19
Less: Reimbursement from Manager - Class P	N/A	N/A	15
Less: Reimbursement from Manager - Institutional	10	–	–
Less: Reimbursement from Distributor - Class J	70	N/A	83
Total Net Expenses	15,858	19,449	48,409
Net Investment Income (Loss)	66,246	57,937	80,393

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	31,510	(7,911)	227,941
Foreign currency transactions	129	12,045	(2,679)
Futures contracts	(707)	23,227	–
Options and swaptions	–	9,031	–
Short sales	–	(19)	–
Swap agreements	(2,395)	8,282	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $884, respectively) .	16,961	(28,119)	(140,523)
Futures contracts	(522)	(584)	–
Options and swaptions	–	(904)	–
Swap agreements	(545)	(31,806)	–
Translation of assets and liabilities in foreign currencies	288	54,772	(347)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	44,719	38,014	84,392
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,965	$95,951	$164,785

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

		Global Diversified	Global Real Estate
Amounts in thousands	Equity Income Fund	Income Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$182,863	$129,327	$49,339
Withholding tax	(4,553)	(5,001)	(2,460)
Interest	46	359,998	7
Total Income	178,356	484,324	46,886
Expenses:
Management and investment advisory fees	28,707	63,649	16,566
Distribution fees - Class A	2,424	6,543	222
Distribution fees - Class B	420	N/A	N/A
Distribution fees - Class C	1,780	25,327	372
Distribution fees - R-1	12	N/A	N/A
Distribution fees - R-2	26	N/A	N/A
Distribution fees - R-3	196	N/A	N/A
Distribution fees - R-4	56	N/A	N/A
Administrative service fees - R-1	9	N/A	N/A
Administrative service fees - R-2	17	N/A	N/A
Administrative service fees - R-3	55	N/A	N/A
Administrative service fees - R-4	17	N/A	N/A
Administrative service fees - R-5	16	N/A	N/A
Registration fees - Class A	33	57	25
Registration fees - Class B	17	N/A	N/A
Registration fees - Class C	19	68	27
Registration fees - Class P	27	181	36
Registration fees - Institutional	20	91	86
Service fees - R-1	9	N/A	N/A
Service fees - R-2	22	N/A	N/A
Service fees - R-3	196	N/A	N/A
Service fees - R-4	139	N/A	N/A
Service fees - R-5	391	N/A	N/A
Shareholder reports - Class A	115	416	12
Shareholder reports - Class B	12	N/A	N/A
Shareholder reports - Class C	17	380	6
Shareholder reports - Class P	7	332	9
Shareholder reports - Institutional	7	77	28
Transfer agent fees - Class A	1,153	2,167	131
Transfer agent fees - Class B	47	N/A	N/A
Transfer agent fees - Class C	184	2,287	63
Transfer agent fees - Class P	76	1,917	91
Transfer agent fees - Institutional	211	370	179
Custodian fees	92	319	105
Directors' expenses	83	127	30
Dividends and interest on securities sold short	–	7,887	–
Professional fees	34	57	31
Other expenses	42	101	9
Total Expenses	36,688	112,353	18,028
Net Investment Income (Loss)	141,668	371,971	28,858

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	145,109	246,968	35,081
Foreign currency transactions	(24)	10,636	(50)
Options and swaptions	–	(2,407)	–
Change in unrealized appreciation/depreciation of:
Investments	545,848	61,023	156,289
Options and swaptions	–	(46,669)	–
Short sales	–	(1)	–
Translation of assets and liabilities in foreign currencies	(5)	7,726	(119)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	690,928	277,276	191,201
Net Increase (Decrease) in Net Assets Resulting from Operations	$832,596	$649,247	$220,059

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund	High Yield Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$2,414	$1,224
Interest	51,537	258,779	101,157
Total Income	51,537	261,193	102,381
Expenses:
Management and investment advisory fees	8,562	20,618	10,548
Distribution fees - Class A	849	4,284	66
Distribution fees - Class B	47	293	N/A
Distribution fees - Class C	668	5,358	N/A
Distribution fees - Class J	386	N/A	N/A
Distribution fees - R-1	9	N/A	N/A
Distribution fees - R-2	15	N/A	N/A
Distribution fees - R-3	42	N/A	N/A
Distribution fees - R-4	11	N/A	N/A
Administrative service fees - R-1	7	N/A	N/A
Administrative service fees - R-2	10	N/A	N/A
Administrative service fees - R-3	12	N/A	N/A
Administrative service fees - R-4	3	N/A	N/A
Administrative service fees - R-5	2	N/A	N/A
Registration fees - Class A	31	78	32
Registration fees - Class B	15	18	N/A
Registration fees - Class C	18	28	N/A
Registration fees - Class J	19	N/A	N/A
Registration fees - Class P	15	107	N/A
Registration fees - Institutional	25	67	42
Service fees - R-1	7	N/A	N/A
Service fees - R-2	12	N/A	N/A
Service fees - R-3	42	N/A	N/A
Service fees - R-4	27	N/A	N/A
Service fees - R-5	46	N/A	N/A
Shareholder reports - Class A	52	272	8
Shareholder reports - Class B	2	6	N/A
Shareholder reports - Class C	8	59	N/A
Shareholder reports - Class J	39	N/A	N/A
Shareholder reports - Class P	1	67	N/A
Shareholder reports - Institutional	1	74	7
Transfer agent fees - Class A	379	2,542	72
Transfer agent fees - Class B	16	36	N/A
Transfer agent fees - Class C	69	466	N/A
Transfer agent fees - Class J	142	N/A	N/A
Transfer agent fees - Class P	4	940	N/A
Transfer agent fees - Institutional	19	615	67
Custodian fees	8	16	30
Directors' expenses	27	63	26
Professional fees	33	38	32
Other expenses	12	46	14
Total Gross Expenses	11,692	36,091	10,944
Less: Reimbursement from Manager - Class A	–	–	68
Less: Reimbursement from Manager - Class B	27	–	N/A
Less: Reimbursement from Manager - Class C	11	–	N/A
Less: Reimbursement from Manager - Class P	4	–	N/A
Less: Reimbursement from Manager - R-1	3	N/A	N/A
Less: Reimbursement from Manager - R-2	5	N/A	N/A
Less: Reimbursement from Manager - R-3	16	N/A	N/A
Less: Reimbursement from Manager - R-4	10	N/A	N/A
Less: Reimbursement from Manager - R-5	18	N/A	N/A
Less: Reimbursement from Distributor - Class A	340	–	–
Less: Reimbursement from Distributor - Class J	57	N/A	N/A
Total Net Expenses	11,201	36,091	10,876
Net Investment Income (Loss)	40,336	225,102	91,505

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	8,269	43,470	16,019
Foreign currency transactions	–	4,983	(14)
Swap agreements	–	45	–
Change in unrealized appreciation/depreciation of:
Investments	10,453	(64,060)	(27,127)
Swap agreements	–	304	–
Translation of assets and liabilities in foreign currencies	–	1,176	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	18,722	(14,082)	(11,124)
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,058	$211,020	$80,381

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

			International
		Inflation	Emerging
Amounts in thousands	Income Fund	Protection Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$24	$56,396
Withholding tax	–	–	(7,248)
Interest	107,064	15,912	9
Total Income	107,064	15,936	49,157
Expenses:
Management and investment advisory fees	12,669	3,690	22,870
Distribution fees - Class A	689	39	237
Distribution fees - Class B	74	N/A	39
Distribution fees - Class C	667	45	109
Distribution fees - Class J	247	25	382
Distribution fees - R-1	27	3	14
Distribution fees - R-2	5	2	18
Distribution fees - R-3	56	14	42
Distribution fees - R-4	19	2	17
Administrative service fees - R-1	22	2	11
Administrative service fees - R-2	3	1	12
Administrative service fees - R-3	15	4	12
Administrative service fees - R-4	6	1	5
Administrative service fees - R-5	3	1	3
Registration fees - Class A	27	18	18
Registration fees - Class B	16	N/A	17
Registration fees - Class C	18	15	16
Registration fees - Class J	21	20	17
Registration fees - Class P	17	N/A	15
Registration fees - Institutional	49	39	34
Service fees - R-1	19	2	10
Service fees - R-2	4	2	15
Service fees - R-3	56	14	42
Service fees - R-4	47	5	43
Service fees - R-5	80	19	78
Shareholder reports - Class A	34	6	32
Shareholder reports - Class B	2	N/A	3
Shareholder reports - Class C	10	2	4
Shareholder reports - Class J	16	4	48
Shareholder reports - Class P	1	N/A	–
Shareholder reports - Institutional	19	1	22
Transfer agent fees - Class A	275	25	232
Transfer agent fees - Class B	13	N/A	18
Transfer agent fees - Class C	91	12	34
Transfer agent fees - Class J	97	18	186
Transfer agent fees - Class P	9	N/A	4
Transfer agent fees - Institutional	112	1	117
Custodian fees	6	12	725
Directors' expenses	39	16	31
Professional fees	34	30	81
Other expenses	14	6	14
Total Gross Expenses	15,628	4,096	25,627
Less: Reimbursement from Manager - Class A	–	9	–
Less: Reimbursement from Manager - Class B	–	N/A	15
Less: Reimbursement from Manager - Class C	–	18	–
Less: Reimbursement from Manager - Class P	–	N/A	16
Less: Reimbursement from Distributor - Class J	35	4	57
Total Net Expenses	15,593	4,065	25,539
Net Investment Income (Loss)	91,471	11,871	23,618

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,938	(2,958)	16,502
Foreign currency transactions	–	6,299	(1,904)
Futures contracts	–	(6,354)	–
Options and swaptions	–	38	–
Swap agreements	–	(1,389)	–
Change in unrealized appreciation/depreciation of:
Investments	27,302	9,505	(28,853)
Futures contracts	–	(1,719)	–
Options and swaptions	–	57	–
Swap agreements	–	3	–
Translation of assets and liabilities in foreign currencies	–	364	(85)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	34,240	3,846	(14,340)
Net Increase (Decrease) in Net Assets Resulting from Operations	$125,711	$15,717	$9,278

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	International	LargeCap	LargeCap
Amounts in thousands	Fund I (a)	Blend Fund II	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$14,295	$12,121	$28,793
Withholding tax	(1,538)	(136)	(72)
Interest	4	4	13
Total Income	12,761	11,989	28,734
Expenses:
Management and investment advisory fees	4,328	4,908	19,921
Distribution fees - Class A	–	N/A	905
Distribution fees - Class B	N/A	N/A	62
Distribution fees - Class C	N/A	N/A	153
Distribution fees - Class J	N/A	317	170
Distribution fees - R-1	16	10	24
Distribution fees - R-2	11	14	21
Distribution fees - R-3	15	50	53
Distribution fees - R-4	7	12	16
Administrative service fees - R-1	13	8	19
Administrative service fees - R-2	7	9	14
Administrative service fees - R-3	4	14	15
Administrative service fees - R-4	2	3	5
Administrative service fees - R-5	1	3	7
Registration fees - Class A	17	N/A	21
Registration fees - Class B	N/A	N/A	16
Registration fees - Class C	N/A	N/A	16
Registration fees - Class J	N/A	19	17
Registration fees - Class P	16	N/A	15
Registration fees - Institutional	29	24	34
Service fees - R-1	11	7	17
Service fees - R-2	9	12	17
Service fees - R-3	16	50	53
Service fees - R-4	17	29	40
Service fees - R-5	21	62	178
Shareholder reports - Class A	1	N/A	94
Shareholder reports - Class B	N/A	N/A	3
Shareholder reports - Class C	N/A	N/A	3
Shareholder reports - Class J	N/A	23	15
Shareholder reports - Class P	1	N/A	1
Shareholder reports - Institutional	35	19	(7)
Transfer agent fees - Class A	3	N/A	594
Transfer agent fees - Class B	N/A	N/A	21
Transfer agent fees - Class C	N/A	N/A	26
Transfer agent fees - Class J	N/A	92	79
Transfer agent fees - Class P	–	N/A	8
Transfer agent fees - Institutional	118	96	710
Custodian fees	173	24	3
Directors' expenses	10	10	51
Professional fees	52	24	29
Other expenses	7	12	19
Total Gross Expenses	4,940	5,851	23,458
Less: Reimbursement from Manager	137	119	–
Less: Reimbursement from Manager - Class A	20	N/A	–
Less: Reimbursement from Manager - Class B	N/A	N/A	2
Less: Reimbursement from Manager - Class P	17	N/A	2
Less: Reimbursement from Distributor - Class J	N/A	45	24
Total Net Expenses	4,766	5,687	23,430
Net Investment Income (Loss)	7,995	6,302	5,304

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	112,727	80,948	355,410
Foreign currency transactions	(471)	–	–
Futures contracts	2,675	2,056	–
Short sales	–	12	–
Change in unrealized appreciation/depreciation of:
Investments	(93,967)	3,546	90,615
Futures contracts	(297)	(195)	–
Translation of assets and liabilities in foreign currencies	(193)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	20,474	86,367	446,025
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,469	$92,669	$451,329

(a) Class A and Class P shares commenced operations on June 3, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	LargeCap	LargeCap	LargeCap S&P
Amounts in thousands	Growth Fund I (a)	Growth Fund II	500 Index Fund
Net Investment Income (Loss)
Income:
Dividends	$59,401	$16,674	$78,769
Withholding tax	(213)	(14)	(14)
Interest	65	16	36
Total Income	59,253	16,676	78,791
Expenses:
Management and investment advisory fees	44,159	10,629	5,983
Distribution fees - Class A	12	N/A	342
Distribution fees - Class C	N/A	N/A	216
Distribution fees - Class J	288	95	1,321
Distribution fees - R-1	29	4	65
Distribution fees - R-2	64	7	119
Distribution fees - R-3	407	27	596
Distribution fees - R-4	98	6	198
Administrative service fees - R-1	23	3	52
Administrative service fees - R-2	43	5	80
Administrative service fees - R-3	114	8	167
Administrative service fees - R-4	29	2	59
Administrative service fees - R-5	29	1	38
Registration fees - Class A	17	N/A	23
Registration fees - Class C	N/A	N/A	19
Registration fees - Class J	20	17	26
Registration fees - Class P	16	N/A	N/A
Registration fees - Institutional	46	17	29
Service fees - R-1	21	3	46
Service fees - R-2	53	6	100
Service fees - R-3	407	27	596
Service fees - R-4	244	14	495
Service fees - R-5	733	37	962
Shareholder reports - Class A	1	N/A	48
Shareholder reports - Class C	N/A	N/A	2
Shareholder reports - Class J	20	8	87
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional	34	–	20
Transfer agent fees - Class A	15	N/A	358
Transfer agent fees - Class C	N/A	N/A	29
Transfer agent fees - Class J	128	41	386
Transfer agent fees - Institutional	1,075	1	121
Custodian fees	26	20	11
Directors' expenses	107	20	60
Professional fees	39	25	31
Other expenses	54	13	68
Total Gross Expenses	48,352	11,036	12,753
Less: Reimbursement from Manager	1,172	170	–
Less: Reimbursement from Manager - Class A	12	N/A	–
Less: Reimbursement from Manager - Class C	N/A	N/A	19
Less: Reimbursement from Manager - Class P	18	N/A	N/A
Less: Reimbursement from Distributor - Class J	40	13	184
Total Net Expenses	47,110	10,853	12,550
Net Investment Income (Loss)	12,143	5,823	66,241

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	682,046	238,611	87,870
Futures contracts	30,395	5,346	14,353
Change in unrealized appreciation/depreciation of:
Investments	190,301	(88,997)	451,981
Futures contracts	(2,009)	113	(803)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	900,733	155,073	553,401
Net Increase (Decrease) in Net Assets Resulting from Operations	$912,876	$160,896	$619,642

(a) Class P shares commenced operations on June 3, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	LargeCap	LargeCap
Amounts in thousands	Value Fund (a)	Value Fund III	MidCap Fund
Net Investment Income (Loss)
Income:
Dividends	$71,083	$60,790	$91,579
Withholding tax	–	(244)	(710)
Interest	8	35	2
Total Income	71,091	60,581	90,871
Expenses:
Management and investment advisory fees	14,412	20,297	48,621
Distribution fees - Class A	523	N/A	4,961
Distribution fees - Class B	16	N/A	142
Distribution fees - Class C	78	N/A	3,514
Distribution fees - Class J	204	216	812
Distribution fees - R-1	5	12	90
Distribution fees - R-2	12	15	125
Distribution fees - R-3	10	32	389
Distribution fees - R-4	3	7	164
Administrative service fees - R-1	4	10	72
Administrative service fees - R-2	8	10	83
Administrative service fees - R-3	3	9	109
Administrative service fees - R-4	1	2	49
Administrative service fees - R-5	1	1	24
Registration fees - Class A	22	N/A	23
Registration fees - Class B	17	N/A	17
Registration fees - Class C	16	N/A	29
Registration fees - Class J	18	18	20
Registration fees - Class P	17	N/A	137
Registration fees - Institutional	1	128	166
Service fees - R-1	4	9	65
Service fees - R-2	10	13	104
Service fees - R-3	10	32	389
Service fees - R-4	7	17	409
Service fees - R-5	23	22	593
Shareholder reports - Class A	54	N/A	351
Shareholder reports - Class B	1	N/A	8
Shareholder reports - Class C	2	N/A	57
Shareholder reports - Class J	18	22	57
Shareholder reports - Class P	1	N/A	231
Shareholder reports - Institutional	20	1	302
Transfer agent fees - Class A	330	N/A	2,759
Transfer agent fees - Class B	12	N/A	37
Transfer agent fees - Class C	19	N/A	442
Transfer agent fees - Class J	95	80	165
Transfer agent fees - Class P	–	N/A	1,443
Transfer agent fees - Institutional	119	3	2,261
Custodian fees	7	41	10
Directors' expenses	58	41	126
Professional fees	29	35	39
Other expenses	13	9	82
Total Gross Expenses	16,203	21,082	69,477
Less: Reimbursement from Manager	–	320	–
Less: Reimbursement from Manager - Class B	21	N/A	–
Less: Reimbursement from Manager - Class C	13	N/A	–
Less: Reimbursement from Manager - Class P	17	N/A	–
Less: Reimbursement from Distributor - Class J	29	31	117
Total Net Expenses	16,123	20,731	69,360
Net Investment Income (Loss)	54,968	39,850	21,511

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	341,832	197,449	466,295
Foreign currency transactions	–	–	30
Futures contracts	5,620	13,445	–
Change in unrealized appreciation/depreciation of:
Investments	32,695	115,075	538,046
Futures contracts	(984)	33	–
Translation of assets and liabilities in foreign currencies	–	–	(1)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	379,163	326,002	1,004,370
Net Increase (Decrease) in Net Assets Resulting from Operations	$434,131	$365,852	$1,025,881

(a) Class P shares commenced operations on June 3, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	MidCap	MidCap	MidCap S&P
Amounts in thousands	Growth Fund	Growth Fund III	400 Index Fund
Net Investment Income (Loss)
Income:
Dividends	$620	$13,183	$14,432
Withholding tax	(4)	(9)	–
Interest	–	20	4
Securities lending - net	112	–	–
Total Income	728	13,194	14,436
Expenses:
Management and investment advisory fees	744	14,427	1,556
Distribution fees - Class J	105	108	229
Distribution fees - R-1	5	12	69
Distribution fees - R-2	8	16	64
Distribution fees - R-3	9	50	312
Distribution fees - R-4	2	23	110
Administrative service fees - R-1	4	9	55
Administrative service fees - R-2	6	11	42
Administrative service fees - R-3	2	14	88
Administrative service fees - R-4	1	7	33
Administrative service fees - R-5	1	2	20
Registration fees - Class J	17	17	18
Registration fees - Institutional	19	31	37
Service fees - R-1	3	8	49
Service fees - R-2	7	14	53
Service fees - R-3	9	50	312
Service fees - R-4	6	58	276
Service fees - R-5	36	38	506
Shareholder reports - Class J	10	15	15
Shareholder reports - Institutional	1	–	26
Transfer agent fees - Class J	80	53	130
Transfer agent fees - Institutional	31	1	139
Custodian fees	5	20	11
Directors' expenses	2	22	18
Professional fees	21	26	23
Other expenses	6	19	21
Total Gross Expenses	1,140	15,051	4,212
Less: Reimbursement from Manager	–	328	–
Less: Reimbursement from Manager - Institutional	14	–	–
Less: Reimbursement from Distributor - Class J	14	15	31
Total Net Expenses	1,112	14,708	4,181
Net Investment Income (Loss)	(384)	(1,514)	10,255

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	19,702	300,380	51,036
Futures contracts	–	3,495	(99)
Change in unrealized appreciation/depreciation of:
Investments	(6,157)	(162,033)	45,750
Futures contracts	–	2,321	97
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	13,545	144,163	96,784
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,161	$142,649	$107,039

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	MidCap	MidCap
Amounts in thousands	Value Fund I	Value Fund III (a)	Money Market Fund
Net Investment Income (Loss)
Income:
Dividends	$24,314	$16,887	$–
Withholding tax	–	(8)	–
Interest	17	13	1,806
Total Income	24,331	16,892	1,806
Expenses:
Management and investment advisory fees	15,511	5,601	4,274
Distribution fees - Class A	N/A	1	N/A
Distribution fees - Class B	N/A	N/A	47
Distribution fees - Class C	N/A	N/A	173
Distribution fees - Class J	201	310	649
Distribution fees - R-1	24	2	N/A
Distribution fees - R-2	44	4	N/A
Distribution fees - R-3	99	16	N/A
Distribution fees - R-4	36	9	N/A
Administrative service fees - R-1	19	2	N/A
Administrative service fees - R-2	29	3	N/A
Administrative service fees - R-3	28	4	N/A
Administrative service fees - R-4	11	3	N/A
Administrative service fees - R-5	8	1	N/A
Registration fees - Class A	N/A	17	111
Registration fees - Class B	N/A	N/A	19
Registration fees - Class C	N/A	N/A	21
Registration fees - Class J	20	17	40
Registration fees - Class P	N/A	16	N/A
Registration fees - Institutional	54	3	54
Service fees - R-1	17	2	N/A
Service fees - R-2	37	3	N/A
Service fees - R-3	99	16	N/A
Service fees - R-4	90	22	N/A
Service fees - R-5	204	36	N/A
Shareholder reports - Class A	N/A	1	51
Shareholder reports - Class B	N/A	N/A	1
Shareholder reports - Class C	N/A	N/A	2
Shareholder reports - Class J	19	27	85
Shareholder reports - Class P	N/A	1	N/A
Shareholder reports - Institutional	34	–	2
Transfer agent fees - Class A	N/A	3	477
Transfer agent fees - Class B	N/A	N/A	10
Transfer agent fees - Class C	N/A	N/A	24
Transfer agent fees - Class J	102	111	321
Transfer agent fees - Class P	N/A	1	N/A
Transfer agent fees - Institutional	157	29	13
Custodian fees	22	20	11
Directors' expenses	26	16	19
Professional fees	26	27	30
Other expenses	17	4	12
Total Gross Expenses	16,934	6,328	6,446
Less: Reimbursement from Manager	951	122	–
Less: Reimbursement from Manager - Class A	N/A	19	1,712
Less: Reimbursement from Manager - Class B	N/A	N/A	77
Less: Reimbursement from Manager - Class C	N/A	N/A	87
Less: Reimbursement from Manager - Class J	–	–	1,681
Less: Reimbursement from Manager - Class P	N/A	17	N/A
Less: Reimbursement from Manager - Institutional	–	–	877
Less: Reimbursement from Distributor - Class B	N/A	N/A	12
Less: Reimbursement from Distributor - Class C	N/A	N/A	174
Less: Reimbursement from Distributor - Class J	28	44	22
Total Net Expenses	15,955	6,126	1,804
Net Investment Income (Loss)	8,376	10,766	2

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	222,886	64,992	219
Futures contracts	3,682	3,892	–
Change in unrealized appreciation/depreciation of:
Investments	(19,230)	26,215	–
Futures contracts	2,150	(207)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	209,488	94,892	219
Net Increase (Decrease) in Net Assets Resulting from Operations	$217,864	$105,658	$221

(a) Class A and Class P shares commenced operations on June 3, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

		Principal Capital	Principal
Amounts in thousands	Overseas Fund	Appreciation Fund	LifeTime 2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$34,635
Dividends	90,201	41,284	–
Withholding tax	(9,695)	(190)	–
Interest	33	9	–
Total Income	80,539	41,103	34,635
Expenses:
Management and investment advisory fees	26,832	10,793	500
Distribution fees - Class A	N/A	1,937	108
Distribution fees - Class B	N/A	259	N/A
Distribution fees - Class C	N/A	395	N/A
Distribution fees - Class J	N/A	N/A	689
Distribution fees - R-1	–	6	58
Distribution fees - R-2	–	7	55
Distribution fees - R-3	1	53	194
Distribution fees - R-4	–	15	66
Administrative service fees - R-1	–	5	46
Administrative service fees - R-2	–	5	37
Administrative service fees - R-3	–	15	54
Administrative service fees - R-4	–	4	20
Administrative service fees - R-5	–	3	11
Registration fees - Class A	N/A	12	18
Registration fees - Class B	N/A	17	N/A
Registration fees - Class C	N/A	19	N/A
Registration fees - Class J	N/A	N/A	23
Registration fees - Class P	N/A	15	N/A
Registration fees - Institutional	45	18	21
Service fees - R-1	–	4	41
Service fees - R-2	–	6	46
Service fees - R-3	1	54	194
Service fees - R-4	1	37	164
Service fees - R-5	1	88	277
Shareholder reports - Class A	N/A	144	5
Shareholder reports - Class B	N/A	12	N/A
Shareholder reports - Class C	N/A	8	N/A
Shareholder reports - Class J	N/A	N/A	19
Shareholder reports - Class P	N/A	3	N/A
Shareholder reports - Institutional	17	9	1
Transfer agent fees - Class A	N/A	703	52
Transfer agent fees - Class B	N/A	33	N/A
Transfer agent fees - Class C	N/A	56	N/A
Transfer agent fees - Class J	N/A	N/A	96
Transfer agent fees - Class P	N/A	19	N/A
Transfer agent fees - Institutional	98	35	7
Custodian fees	299	10	–
Directors' expenses	39	38	24
Professional fees	46	27	27
Other expenses	14	17	18
Total Gross Expenses	27,394	14,881	2,871
Less: Reimbursement from Manager	755	–	–
Less: Reimbursement from Manager - Class A	N/A	–	21
Less: Reimbursement from Distributor - Class J	N/A	N/A	97
Total Net Expenses	26,639	14,881	2,753
Net Investment Income (Loss)	53,900	26,222	31,882

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	125,444	109,057	–
Investment transactions in affiliated Funds	–	–	34,083
Foreign currency transactions	(329)	–	–
Futures contracts	6,342	–	–
Capital gain distribution received from affiliated Funds	–	–	19,052
Change in unrealized appreciation/depreciation of:
Investments	(153,306)	205,161	–
Investments in affiliated Funds	–	–	18,471
Futures contracts	(2,825)	–	–
Translation of assets and liabilities in foreign currencies	(579)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(25,253)	314,218	71,606
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,647	$340,440	$103,488

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Principal	Principal	Principal
Amounts in thousands	LifeTime 2015 Fund	LifeTime 2020 Fund	LifeTime 2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$20,966	$133,503	$31,275
Total Income	20,966	133,503	31,275
Expenses:
Management and investment advisory fees	314	2,002	482
Distribution fees - Class A	N/A	306	N/A
Distribution fees - Class B	N/A	36	N/A
Distribution fees - Class J	N/A	2,351	N/A
Distribution fees - R-1	52	192	62
Distribution fees - R-2	43	231	65
Distribution fees - R-3	221	768	366
Distribution fees - R-4	66	259	82
Administrative service fees - R-1	42	153	49
Administrative service fees - R-2	29	154	44
Administrative service fees - R-3	62	215	102
Administrative service fees - R-4	19	78	25
Administrative service fees - R-5	9	46	14
Registration fees - Class A	N/A	21	N/A
Registration fees - Class B	N/A	17	N/A
Registration fees - Class J	N/A	36	N/A
Registration fees - Institutional	27	54	41
Service fees - R-1	37	137	44
Service fees - R-2	36	193	54
Service fees - R-3	222	767	366
Service fees - R-4	164	648	205
Service fees - R-5	220	1,149	348
Shareholder reports - Class A	N/A	13	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class J	N/A	69	N/A
Shareholder reports - Institutional	2	3	4
Transfer agent fees - Class A	N/A	150	N/A
Transfer agent fees - Class B	N/A	10	N/A
Transfer agent fees - Class J	N/A	365	N/A
Transfer agent fees - Institutional	2	26	6
Directors' expenses	17	100	26
Professional fees	21	41	22
Other expenses	11	72	17
Total Gross Expenses	1,616	10,663	2,424
Less: Reimbursement from Manager - Class A	N/A	29	N/A
Less: Reimbursement from Manager - Class B	N/A	24	N/A
Less: Reimbursement from Distributor - Class J	N/A	327	N/A
Total Net Expenses	1,616	10,283	2,424
Net Investment Income (Loss)	19,350	123,220	28,851

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	13,286	109,012	14,777
Capital gain distribution received from affiliated Funds	14,746	116,757	33,050
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	22,591	144,603	48,215
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	50,623	370,372	96,042
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,973	$493,592	$124,893

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Principal	Principal	Principal
Amounts in thousands	LifeTime 2030 Fund	LifeTime 2035 Fund	LifeTime 2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$129,179	$20,719	$77,911
Total Income	129,179	20,719	77,911
Expenses:
Management and investment advisory fees	1,981	338	1,264
Distribution fees - Class A	276	N/A	191
Distribution fees - Class B	38	N/A	32
Distribution fees - Class J	2,634	N/A	1,484
Distribution fees - R-1	160	50	117
Distribution fees - R-2	221	43	162
Distribution fees - R-3	683	250	401
Distribution fees - R-4	243	62	157
Administrative service fees - R-1	128	40	94
Administrative service fees - R-2	148	28	108
Administrative service fees - R-3	191	70	112
Administrative service fees - R-4	73	19	47
Administrative service fees - R-5	43	10	28
Registration fees - Class A	22	N/A	22
Registration fees - Class B	18	N/A	17
Registration fees - Class J	50	N/A	37
Registration fees - Institutional	68	35	62
Service fees - R-1	114	36	84
Service fees - R-2	185	35	135
Service fees - R-3	683	250	401
Service fees - R-4	606	155	392
Service fees - R-5	1,088	245	691
Shareholder reports - Class A	18	N/A	15
Shareholder reports - Class B	1	N/A	1
Shareholder reports - Class J	97	N/A	73
Shareholder reports - Institutional	4	5	5
Transfer agent fees - Class A	138	N/A	114
Transfer agent fees - Class B	11	N/A	10
Transfer agent fees - Class J	499	N/A	428
Transfer agent fees - Institutional	15	6	10
Directors' expenses	100	19	61
Professional fees	41	21	33
Other expenses	70	12	44
Total Gross Expenses	10,647	1,729	6,832
Less: Reimbursement from Manager - Class A	38	N/A	54
Less: Reimbursement from Manager - Class B	24	N/A	24
Less: Reimbursement from Distributor - Class J	364	N/A	204
Total Net Expenses	10,221	1,729	6,550
Net Investment Income (Loss)	118,958	18,990	71,361

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	93,164	13,789	60,162
Capital gain distribution received from affiliated Funds	162,907	27,633	112,372
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	166,659	35,899	126,094
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	422,730	77,321	298,628
Net Increase (Decrease) in Net Assets Resulting from Operations	$541,688	$96,311	$369,989

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Principal	Principal	Principal
Amounts in thousands	LifeTime 2045 Fund	LifeTime 2050 Fund	LifeTime 2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$11,457	$37,026	$2,358
Total Income	11,457	37,026	2,358
Expenses:
Management and investment advisory fees	194	612	43
Distribution fees - Class A	N/A	142	N/A
Distribution fees - Class B	N/A	10	N/A
Distribution fees - Class J	N/A	399	N/A
Distribution fees - R-1	32	59	6
Distribution fees - R-2	31	93	4
Distribution fees - R-3	130	186	24
Distribution fees - R-4	32	73	8
Administrative service fees - R-1	25	47	5
Administrative service fees - R-2	21	62	3
Administrative service fees - R-3	36	52	7
Administrative service fees - R-4	10	22	2
Administrative service fees - R-5	8	15	1
Registration fees - Class A	N/A	20	N/A
Registration fees - Class B	N/A	17	N/A
Registration fees - Class J	N/A	25	N/A
Registration fees - Institutional	31	39	21
Service fees - R-1	22	42	4
Service fees - R-2	26	78	4
Service fees - R-3	130	186	24
Service fees - R-4	81	183	21
Service fees - R-5	192	372	37
Shareholder reports - Class A	N/A	14	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class J	N/A	29	N/A
Shareholder reports - Institutional	7	6	3
Transfer agent fees - Class A	N/A	100	N/A
Transfer agent fees - Class B	N/A	8	N/A
Transfer agent fees - Class J	N/A	251	N/A
Transfer agent fees - Institutional	4	6	1
Directors' expenses	12	32	4
Professional fees	19	27	18
Other expenses	7	21	1
Total Gross Expenses	1,050	3,229	241
Less: Reimbursement from Manager - Class A	N/A	63	N/A
Less: Reimbursement from Manager - Class B	N/A	24	N/A
Less: Reimbursement from Distributor - Class J	N/A	54	N/A
Total Net Expenses	1,050	3,088	241
Net Investment Income (Loss)	10,407	33,938	2,117

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	7,964	29,042	1,389
Capital gain distribution received from affiliated Funds	16,752	56,531	3,575
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	22,659	66,873	5,687
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	47,375	152,446	10,651
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,782	$186,384	$12,768

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Principal	Principal LifeTime	Principal LifeTime
Amounts in thousands	LifeTime 2060 Fund	Hybrid 2015 Fund(a)	Hybrid 2020 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$83	$–	$–
Total Income	83	–	–
Expenses:
Management and investment advisory fees	6	N/A	N/A
Distribution fees - Class J	3	N/A	N/A
Distribution fees - R-3	2	N/A	N/A
Distribution fees - R-4	1	N/A	N/A
Administrative service fees - R-3	1	N/A	N/A
Registration fees - Class J	15	N/A	N/A
Registration fees - Institutional	19	20	20
Service fees - R-3	2	N/A	N/A
Service fees - R-4	2	N/A	N/A
Service fees - R-5	2	N/A	N/A
Shareholder reports - Institutional	1	–	–
Transfer agent fees - Class J	17	N/A	N/A
Transfer agent fees - Institutional	1	–	–
Directors' expenses	1	–	–
Professional fees	20	13	13
Total Gross Expenses	93	33	33
Less: Reimbursement from Manager - Class J	34	N/A	N/A
Less: Reimbursement from Manager - Institutional	20	33	33
Total Net Expenses	39	–	–
Net Investment Income (Loss)	44	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	6	–	–
Capital gain distribution received from affiliated Funds	25	–	–
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	1,432	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	1,463	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,507	$–	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2025 Fund(a)	Hybrid 2030 Fund(a)	Hybrid 2035 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$–
Total Income	–	–	–
Expenses:
Registration fees - Institutional	20	20	20
Professional fees	13	13	13
Total Gross Expenses	33	33	33
Less: Reimbursement from Manager - Institutional	33	33	33
Total Net Expenses	–	–	–
Net Investment Income (Loss)	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	–	–
Change in unrealized appreciation/depreciation of:
Investment transactions in affiliated Funds	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$–	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2040 Fund(a)	Hybrid 2045 Fund(a)	Hybrid 2050 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$–
Total Income	–	–	–
Expenses:
Registration fees - Institutional	20	20	20
Professional fees	13	13	13
Total Gross Expenses	33	33	33
Less: Reimbursement from Manager - Institutional	33	33	33
Total Net Expenses	–	–	–
Net Investment Income (Loss)	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	–	–
Change in unrealized appreciation/depreciation of:
Investment transactions in affiliated Funds	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$–	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

Principal
	Principal LifeTime	Principal LifeTime	LifeTime Hybrid
Amounts in thousands	Hybrid 2055 Fund(a)	Hybrid 2060 Fund(a)	Income Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$–
Total Income	–	–	–
Expenses:
Registration fees - Institutional	20	20	20
Professional fees	13	13	13
Total Gross Expenses	33	33	33
Less: Reimbursement from Manager - Institutional	33	33	33
Total Net Expenses	–	–	–
Net Investment Income (Loss)	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	–	–
Change in unrealized appreciation/depreciation of:
Investment transactions in affiliated Funds	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$–	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	Principal
	LifeTime Strategic	Real Estate	SAM
Amounts in thousands	Income Fund	Securities Fund	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$17,840	$–	$107,235
Dividends	–	35,800	–
Interest	–	2	–
Total Income	17,840	35,802	107,235
Expenses:
Management and investment advisory fees	237	13,398	14,548
Distribution fees - Class A	79	437	5,021
Distribution fees - Class B	4	35	945
Distribution fees - Class C	N/A	286	6,947
Distribution fees - Class J	210	429	2,593
Distribution fees - R-1	30	22	15
Distribution fees - R-2	29	47	28
Distribution fees - R-3	94	126	164
Distribution fees - R-4	21	54	53
Administrative service fees - R-1	24	18	12
Administrative service fees - R-2	20	31	19
Administrative service fees - R-3	26	35	46
Administrative service fees - R-4	6	16	16
Administrative service fees - R-5	5	14	10
Registration fees - Class A	19	27	57
Registration fees - Class B	16	17	16
Registration fees - Class C	N/A	18	34
Registration fees - Class J	17	22	58
Registration fees - Class P	N/A	20	N/A
Registration fees - Institutional	26	99	21
Service fees - R-1	21	16	11
Service fees - R-2	25	39	23
Service fees - R-3	94	126	163
Service fees - R-4	54	136	133
Service fees - R-5	118	352	257
Shareholder reports - Class A	3	42	263
Shareholder reports - Class B	–	2	30
Shareholder reports - Class C	N/A	6	79
Shareholder reports - Class J	9	66	67
Shareholder reports - Class P	N/A	5	N/A
Shareholder reports - Institutional	1	87	–
Transfer agent fees - Class A	43	307	1,375
Transfer agent fees - Class B	7	14	90
Transfer agent fees - Class C	N/A	51	472
Transfer agent fees - Class J	43	212	381
Transfer agent fees - Class P	N/A	32	N/A
Transfer agent fees - Institutional	2	489	4
Custodian fees	–	3	–
Directors' expenses	13	24	72
Professional fees	23	25	24
Other expenses	9	17	51
Total Gross Expenses	1,328	17,202	34,098
Less: Reimbursement from Manager - Class A	26	–	–
Less: Reimbursement from Manager - Class B	23	21	–
Less: Reimbursement from Distributor - Class J	30	57	361
Total Net Expenses	1,249	17,124	33,737
Net Investment Income (Loss)	16,591	18,678	73,498

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	23,520	–
Investment transactions in affiliated Funds	6,949	–	6,643
Capital gain distribution received from affiliated Funds	4,988	–	106,901
Change in unrealized appreciation/depreciation of:
Investments	–	289,137	–
Investments in affiliated Funds	11,735	–	191,459
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	23,672	312,657	305,003
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,263	$331,335	$378,501

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$42,277	$58,235	$61,674
Total Income	42,277	58,235	61,674
Expenses:
Management and investment advisory fees	4,838	9,770	5,937
Distribution fees - Class A	1,170	3,617	1,877
Distribution fees - Class B	165	720	198
Distribution fees - Class C	2,280	5,339	2,817
Distribution fees - Class J	1,390	1,304	1,825
Distribution fees - R-1	12	15	3
Distribution fees - R-2	9	25	4
Distribution fees - R-3	54	69	27
Distribution fees - R-4	17	22	12
Administrative service fees - R-1	9	12	2
Administrative service fees - R-2	6	17	3
Administrative service fees - R-3	15	19	8
Administrative service fees - R-4	5	7	3
Administrative service fees - R-5	4	8	2
Registration fees - Class A	38	40	55
Registration fees - Class B	16	16	16
Registration fees - Class C	23	24	27
Registration fees - Class J	42	40	61
Registration fees - Institutional	17	18	17
Service fees - R-1	8	11	2
Service fees - R-2	8	21	3
Service fees - R-3	54	69	27
Service fees - R-4	44	56	30
Service fees - R-5	85	197	48
Shareholder reports - Class A	58	219	75
Shareholder reports - Class B	5	24	6
Shareholder reports - Class C	25	73	31
Shareholder reports - Class J	30	36	36
Shareholder reports - Institutional	–	1	–
Transfer agent fees - Class A	327	1,092	433
Transfer agent fees - Class B	24	80	23
Transfer agent fees - Class C	159	399	191
Transfer agent fees - Class J	205	227	270
Transfer agent fees - Institutional	1	2	2
Directors' expenses	25	49	30
Professional fees	22	26	23
Other expenses	17	34	21
Total Gross Expenses	11,207	23,698	14,145
Less: Reimbursement from Manager - Class A	105	–	–
Less: Reimbursement from Manager - Class B	33	–	–
Less: Reimbursement from Manager - Class C	51	–	–
Less: Reimbursement from Distributor - Class J	190	179	248
Total Net Expenses	10,828	23,519	13,897
Net Investment Income (Loss)	31,449	34,716	47,777

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	361	10,065	323
Capital gain distribution received from affiliated Funds	25,198	92,152	20,884
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	48,706	157,107	48,443
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	74,265	259,324	69,650
Net Increase (Decrease) in Net Assets Resulting from Operations	$105,714	$294,040	$117,427

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands	Growth Portfolio	Income Fund	Blend Fund (a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$32,934	$ –	$–
Dividends	–	–	5,379
Interest	–	44,859	2
Total Income	32,934	44,859	5,381
Expenses:
Management and investment advisory fees	6,058	8,747	3,875
Distribution fees - Class A	2,409	471	478
Distribution fees - Class B	564	N/A	31
Distribution fees - Class C	3,283	960	151
Distribution fees - Class J	761	340	588
Distribution fees - R-1	15	6	8
Distribution fees - R-2	14	5	9
Distribution fees - R-3	47	29	16
Distribution fees - R-4	17	7	4
Administrative service fees - R-1	12	4	7
Administrative service fees - R-2	10	4	6
Administrative service fees - R-3	13	8	5
Administrative service fees - R-4	5	2	1
Administrative service fees - R-5	3	1	1
Registration fees - Class A	29	35	23
Registration fees - Class B	15	N/A	16
Registration fees - Class C	20	21	16
Registration fees - Class J	26	25	18
Registration fees - Class P	N/A	26	16
Registration fees - Institutional	18	85	17
Service fees - R-1	10	4	6
Service fees - R-2	12	5	8
Service fees - R-3	47	28	15
Service fees - R-4	44	18	11
Service fees - R-5	79	16	31
Shareholder reports - Class A	177	32	48
Shareholder reports - Class B	20	N/A	2
Shareholder reports - Class C	55	11	3
Shareholder reports - Class J	27	24	51
Shareholder reports - Class P	N/A	2	–
Shareholder reports - Institutional	–	27	–
Transfer agent fees - Class A	848	292	347
Transfer agent fees - Class B	73	N/A	14
Transfer agent fees - Class C	286	107	30
Transfer agent fees - Class J	159	117	208
Transfer agent fees - Class P	N/A	41	–
Transfer agent fees - Institutional	2	233	4
Custodian fees	–	7	6
Directors' expenses	30	34	10
Professional fees	18	33	22
Other expenses	21	16	5
Total Gross Expenses	15,227	11,823	6,107
Less: Reimbursement from Manager - Class B	–	N/A	16
Less: Reimbursement from Manager - Class P	N/A	–	17
Less: Reimbursement from Manager - R-4	–	1	–
Less: Reimbursement from Distributor - Class J	106	50	84
Total Net Expenses	15,121	11,772	5,990
Net Investment Income (Loss)	17,813	33,087	(609)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	7,291	63,160
Investment transactions in affiliated Funds	15,421	–	–
Futures contracts	–	–	1,325
Capital gain distribution received from affiliated Funds	78,701	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	(12,438)	(24,061)
Investments in affiliated Funds	97,180	–	–
Futures contracts	–	–	(110)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	191,302	(5,147)	40,314
Net Increase (Decrease) in Net Assets Resulting from Operations	$209,115	$27,940	$39,705

(a) Class P shares commenced operations on June 3, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2014

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Growth Fund I	S&P 600 Index Fund	Value Fund II (a)
Net Investment Income (Loss)
Income:
Dividends	$6,429	$12,572	$19,214
Withholding tax	(1)	(1)	(7)
Interest	36	4	23
Securities lending - net	1,388	611	–
Total Income	7,852	13,186	19,230
Expenses:
Management and investment advisory fees	20,455	1,566	15,444
Distribution fees - Class J	123	411	55
Distribution fees - R-1	11	51	7
Distribution fees - R-2	16	61	16
Distribution fees - R-3	53	317	31
Distribution fees - R-4	17	87	13
Administrative service fees - R-1	8	41	5
Administrative service fees - R-2	11	40	11
Administrative service fees - R-3	15	89	9
Administrative service fees - R-4	5	26	4
Administrative service fees - R-5	4	21	2
Registration fees - Class A	N/A	N/A	17
Registration fees - Class J	23	21	17
Registration fees - Class P	N/A	N/A	16
Registration fees - Institutional	32	51	20
Service fees - R-1	8	36	5
Service fees - R-2	13	51	14
Service fees - R-3	54	318	31
Service fees - R-4	42	218	32
Service fees - R-5	91	520	59
Shareholder reports - Class A	N/A	N/A	1
Shareholder reports - Class J	34	33	6
Shareholder reports - Institutional	23	24	16
Transfer agent fees - Class A	N/A	N/A	3
Transfer agent fees - Class J	85	175	33
Transfer agent fees - Institutional	97	129	86
Custodian fees	70	16	47
Directors' expenses	31	19	26
Professional fees	37	23	28
Other expenses	13	22	10
Total Gross Expenses	21,371	4,366	16,064
Less: Reimbursement from Manager	1,372	–	379
Less: Reimbursement from Manager - Class A	N/A	N/A	20
Less: Reimbursement from Manager - Class J	28	–	–
Less: Reimbursement from Manager - Class P	N/A	N/A	17
Less: Reimbursement from Manager - R-3	1	–	–
Less: Reimbursement from Manager - R-4	1	–	–
Less: Reimbursement from Manager - R-5	2	–	–
Less: Reimbursement from Distributor - Class J	14	59	8
Total Net Expenses	19,953	4,307	15,640
Net Investment Income (Loss)	(12,101)	8,879	3,590

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	277,472	73,642	132,032
Futures contracts	5,734	(1,505)	4,628
Change in unrealized appreciation/depreciation of:
Investments	(170,721)	3,019	1,248
Futures contracts	1,113	1,400	1,258
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	113,598	76,556	139,166
Net Increase (Decrease) in Net Assets Resulting from Operations	$101,497	$85,435	$142,756

(a) Class A and Class P shares commenced operations on June 3, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Bond & Mortgage Securities Fund
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$66,246	$58,461
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	28,537	7,099
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	16,182	(72,773)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,965	(7,213)

Dividends and Distributions to Shareholders
From net investment income	(73,012)	(57,577)
Total Dividends and Distributions	(73,012)	(57,577)

Capital Share Transactions
Net increase (decrease) in capital share transactions	1,568,219	60,118
Total Increase (Decrease) in Net Assets	1,606,172	(4,672)

Net Assets
Beginning of period	2,343,387	2,348,059
End of period (including undistributed net investment income as set forth below)	$3,949,559	$2,343,387
Undistributed (overdistributed) net investment income (loss)	$1,288	$5,447

See accompanying notes.

	Class A		Class B		Class C		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$10,462		$5		$949		$13,189	$1,668,533	$977		$3,424		$5,145		$6,468		$9,858
Reinvested	2,351		21		92		3,877	63,712	100		264		661		652		1,138
Redeemed	(19,329)		(468)		(1,450)		(26,874)	(133,460)	(2,469)		(8,049)		(11,688)		(10,773)		(9,099)
Net Increase (Decrease)	$(6,516	) $	(442	) $	(409	) $	(9,808) $	1,598,785	$(1,392	) $	(4,361	) $	(5,882	) $	(3,653	) $	1,897
Shares:
Sold	964		–		87		1,203	152,458	90		316		476		586		912
Reinvested	216		2		9		353	5,844	9		24		61		59		105
Redeemed	(1,779)		(43)		(134)		(2,457)	(12,260)	(226)		(746)		(1,080)		(979)		(842)
Net Increase (Decrease)	(599)		(41)		(38)		(901)	146,042	(127)		(406)		(543)		(334)		175
Year Ended October 31, 2013
Dollars:
Sold	$9,361		$129		$2,197		$15,375	$276,745	$1,034		$3,498		$6,326		$5,640		$10,847
Reinvested	2,413		37		100		3,938	47,838	142		308		699		741		1,207
Redeemed	(29,381)		(2,215)		(3,946)		(41,392)	(175,397)	(6,614)		(7,729)		(12,211)		(12,276)		(37,296)
Net Increase (Decrease)	$(17,607	) $	(2,049	) $	(1,649)		$(22,079)	$149,186	$(5,438	) $	(3,923	) $	(5,186	) $	(5,895)		$(25,242)
Shares:
Sold	853		12		199		1,391	25,228	94		320		581		506		997
Reinvested	221		3		9		359	4,390	13		29		64		67		111
Redeemed	(2,699)		(201)		(362)		(3,772)	(16,100)	(604)		(713)		(1,121)		(1,113)		(3,411)
Net Increase (Decrease)	(1,625)		(186)		(154)		(2,022)	13,518	(497)		(364)		(476)		(540)		(2,303)

Distributions:
Year Ended October 31, 2014
From net investment income $	(2,461	) $	(22	) $	(99	) $	(3,900)	$(63,715)	$(100	) $	(264	) $	(661	) $	(652	) $	(1,138)
From net realized gain on
investments	–		–		–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(2,461	) $	(22	) $	(99	) $	(3,900)	$(63,715)	$(100	) $	(264	) $	(661	) $	(652	) $	(1,138)
Year Ended October 31, 2013
From net investment income $	(2,516	) $	(38	) $	(110	) $	(3,974)	$(47,842)	$(142	) $	(308	) $	(699	) $	(741	) $	(1,207)
From net realized gain on
investments	–		–		–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(2,516	) $	(38	) $	(110	) $	(3,974)	$(47,842)	$(142	) $	(308	) $	(699	) $	(741	) $	(1,207)

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Core Plus Bond Fund I
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$57,937	$62,710
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	44,655	20,321
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(6,641)	(96,412)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,951	(13,381)

Dividends and Distributions to Shareholders
From net investment income	(78,342)	(104,290)
From net realized gain on investments	–	(47,228)
Total Dividends and Distributions	(78,342)	(151,518)

Capital Share Transactions
Net increase (decrease) in capital share transactions	167,088	(14,537)
Total Increase (Decrease) in Net Assets	184,697	(179,436)

Net Assets
Beginning of period	3,296,553	3,475,989
End of period (including undistributed net investment income as set forth below)	$3,481,250	$3,296,553
Undistributed (overdistributed) net investment income (loss)	$40,478	$68,444

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$476,965	$674		$1,308		$1,936		$2,077		$5,128
Reinvested	77,237	44		76		224		156		605
Redeemed	(377,936)	(1,304)		(1,381)		(4,018)		(3,392)		(11,311)
Net Increase (Decrease)	$176,266	$(586	) $	3		$(1,858	) $	(1,159	) $	(5,578)
Shares:
Sold	43,242	61		119		176		189		463
Reinvested	7,112	4		7		21		14		56
Redeemed	(34,032)	(118)		(125)		(364)		(307)		(1,019)
Net Increase (Decrease)	16,322	(53)		1		(167)		(104)		(500)
Year Ended October 31, 2013
Dollars:
Sold	$381,470	$1,019		$916		$2,845		$2,624		$12,128
Reinvested	148,368	135		197		680		542		1,596
Redeemed	(528,899)	(1,202)		(2,205)		(9,929)		(8,448)		(16,374)
Net Increase (Decrease)	$939	$(48	) $	(1,092	) $	(6,404	) $	(5,282	) $	(2,650)
Shares:
Sold	33,747	91		81		252		231		1,069
Reinvested	13,025	12		17		60		48		141
Redeemed	(46,918)	(109)		(195)		(883)		(750)		(1,476)
Net Increase (Decrease)	(146)	(6)		(97)		(571)		(471)		(266)

Distributions:
Year Ended October 31, 2014
From net investment income $	(77,237)	$(44	) $	(76	) $	(224	) $	(156	) $	(605)
From net realized gain on
investments	–	–		–		–		–		–
Total Dividends and Distributions $	(77,237)	$(44	) $	(76	) $	(224	) $	(156	) $	(605)
Year Ended October 31, 2013
From net investment income $	(102,226)	$(84	) $	(121	) $	(425	) $	(358	) $	(1,076)
From net realized gain on
investments	(46,142)	(51)		(76)		(255)		(184)		(520)
Total Dividends and Distributions $	(148,368)	$(135	) $	(197	) $	(680	) $	(542	) $	(1,596)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Diversified International Fund
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$80,393	$76,677
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	225,262	159,483
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(140,870)	582,735
Net Increase (Decrease) in Net Assets Resulting from Operations	164,785	818,895

Dividends and Distributions to Shareholders
From net investment income	(95,806)	(73,597)
Total Dividends and Distributions	(95,806)	(73,597)

Capital Share Transactions
Net increase (decrease) in capital share transactions	540,865	692,021
Total Increase (Decrease) in Net Assets	609,844	1,437,319

Net Assets
Beginning of period	4,904,797	3,467,478
End of period (including undistributed net investment income as set forth below)	$5,514,641	$4,904,797
Undistributed (overdistributed) net investment income (loss)	$56,939	$61,573

	Class A	Class B	Class C	Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$20,149	$47	$3,199	$17,207		$3,568	$735,763	$940	$1,757	$4,913	$6,851	$15,333
Reinvested	3,534	3	111	3,246		29	85,163	69	144	808	821	1,444
Redeemed	(35,806)	(1,547)	(2,792)	(27,473)		(854)	(238,628)	(2,129)	(4,557)	(12,231)	(18,147)	(20,070)
Net Increase (Decrease)	$(12,123)	$(1,497)	$518	$(7,020	) $	2,743	$582,298	$(1,120)	$(2,656)	$(6,510) $	(10,475)	$(3,293)
Shares:
Sold	1,687	4	268	1,447		306	61,487	79	147	412	563	1,281
Reinvested	297	–	9	276		2	7,205	6	12	68	69	121
Redeemed	(2,981)	(128)	(232)	(2,320)		(72)	(19,953)	(178)	(385)	(1,028)	(1,505)	(1,647)
Net Increase (Decrease)	(997)	(124)	45	(597)		236	48,739	(93)	(226)	(548)	(873)	(245)
Year Ended October 31, 2013
Dollars:
Sold	$19,679	$50	$2,649	$15,285		$1,439	$1,021,842	$1,169	$1,631	$7,398	$8,700	$12,163
Reinvested	3,308	9	88	3,020		13	63,363	94	172	903	758	1,501
Redeemed	(38,997)	(2,798)	(2,006)	(31,892)		(864)	(338,536)	(3,521)	(5,251)	(15,122)	(8,104)	(26,122)
Net Increase (Decrease)	$(16,010)	$(2,739)	$731	$(13,587	) $	588	$746,669	$(2,258)	$(3,448)	$(6,821)	$1,354	$(12,458)
Shares:
Sold	1,822	4	241	1,423		134	95,501	111	154	707	806	1,128
Reinvested	323	1	9	298		1	6,218	9	17	89	73	146
Redeemed	(3,661)	(260)	(186)	(3,023)		(82)	(31,380)	(331)	(504)	(1,412)	(743)	(2,460)
Net Increase (Decrease)	(1,516)	(255)	64	(1,302)		53	70,339	(211)	(333)	(616)	136	(1,186)

Distributions:
Year Ended October 31, 2014
From net investment income $	(3,910)	$(3)	$(116)	$(3,248	) $	(36) $	(85,207)	$(69)	$(144)	$(808)	$(821)	$(1,444)
From net realized gain on
investments	–	–	–	–		–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,910)	$(3)	$(116)	$(3,248	) $	(36) $	(85,207)	$(69)	$(144)	$(808)	$(821)	$(1,444)
Year Ended October 31, 2013
From net investment income $	(3,622)	$(9)	$(93)	$(3,023	) $	(19) $	(63,403)	$(94)	$(172)	$(903)	$(758)	$(1,501)
From net realized gain on
investments	–	–	–	–		–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,622)	$(9)	$(93)	$(3,023	) $	(19) $	(63,403)	$(94)	$(172)	$(903)	$(758)	$(1,501)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$141,668	$137,876
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	145,085	88,916
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	545,843	737,128
Net Increase (Decrease) in Net Assets Resulting from Operations	832,596	963,920

Dividends and Distributions to Shareholders
From net investment income	(120,648)	(131,857)
Total Dividends and Distributions	(120,648)	(131,857)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(8,569)	209,818
Total Increase (Decrease) in Net Assets	703,379	1,041,881

Net Assets
Beginning of period	5,280,584	4,238,703
End of period (including undistributed net investment income as set forth below)	$5,983,963	$5,280,584
Undistributed (overdistributed) net investment income (loss)	$44,589	$26,571

	Class A	Class B	Class C	Class P	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$135,913	$459	$32,125	$54,721	$227,886	$528	$2,067	$12,309		$8,673	$24,347
Reinvested	17,588	399	1,781	1,832	91,461	48	110	1,345		1,058	3,146
Redeemed	(200,992)	(27,126)	(25,429)	(21,542)	(296,228)	(1,560)	(4,758)	(15,112)		(12,788)	(20,830)
Net Increase (Decrease)	$(47,491) $	(26,268)	$8,477	$35,011	$23,119	$(984)	$(2,581)	$(1,458	) $	(3,057)	$6,663
Shares:
Sold	5,525	19	1,328	2,181	9,180	21	83	496		353	980
Reinvested	702	16	73	73	3,644	2	4	54		42	125
Redeemed	(8,098)	(1,098)	(1,048)	(869)	(11,977)	(62)	(190)	(605)		(508)	(841)
Net Increase (Decrease)	(1,871)	(1,063)	353	1,385	847	(39)	(103)	(55)		(113)	264
Year Ended October 31, 2013
Dollars:
Sold	$213,618	$753	$45,688	$38,635	$428,350	$1,397	$2,370	$23,765		$18,544	$31,614
Reinvested	19,264	927	1,955	1,454	99,904	66	156	1,388		1,118	3,317
Redeemed	(164,866)	(29,112)	(21,260)	(18,684)	(450,676)	(1,131)	(2,669)	(7,293)		(8,148)	(20,626)
Net Increase (Decrease)	$68,016	$(27,432)	$26,383	$21,405	$77,578	$332	$(143)	$17,860		$11,514	$14,305
Shares:
Sold	9,987	36	2,140	1,811	20,305	67	114	1,126		903	1,493
Reinvested	915	45	95	69	4,740	3	7	66		53	157
Redeemed	(7,759)	(1,373)	(1,024)	(872)	(20,798)	(55)	(125)	(343)		(382)	(983)
Net Increase (Decrease)	3,143	(1,292)	1,211	1,008	4,247	15	(4)	849		574	667

Distributions:
Year Ended October 31, 2014
From net investment income $	(18,209)	$(408)	$(2,143)	$(2,217) $	(91,938)	$(49)	$(134)	$(1,345	) $	(1,058)	$(3,147)
From net realized gain on
investments	–	–	–	–	–	–	–	–		–	–
Total Dividends and Distributions $	(18,209)	$(408)	$(2,143)	$(2,217) $	(91,938)	$(49)	$(134)	$(1,345	) $	(1,058)	$(3,147)
Year Ended October 31, 2013
From net investment income $	(19,995)	$(951)	$(2,373)	$(1,835) $	(100,637)	$(66)	$(177)	$(1,388	) $	(1,118)	$(3,317)
From net realized gain on
investments	–	–	–	–	–	–	–	–		–	–
Total Dividends and Distributions $	(19,995)	$(951)	$(2,373)	$(1,835) $	(100,637)	$(66)	$(177)	$(1,388	) $	(1,118)	$(3,317)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Global Diversified Income Fund
					Year Ended	Year Ended
					October 31, 2014	October 31, 2013
Operations
Net investment income (loss)					$371,971	$334,497
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					255,197	10,186
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					22,079	61,531
		Net Increase (Decrease) in Net Assets Resulting from Operations			649,247	406,214

Dividends and Distributions to Shareholders
From net investment income					(363,272)	(329,143)
From net realized gain on investments					–	(51,304)
				Total Dividends and Distributions	(363,272)	(380,447)

Capital Share Transactions
Net increase (decrease) in capital share transactions					1,468,629	2,734,922
				Total Increase (Decrease) in Net Assets	1,754,604	2,760,689

Net Assets
Beginning of period					8,192,630	5,431,941
End of period (including undistributed net investment income as set forth below)					$9,947,234	$8,192,630
Undistributed (overdistributed) net investment income (loss)					$84,319	$53,706
	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$870,398	$665,254	$1,925,041	$ 634,890
Reinvested	96,008	65,238	79,115	47,857
Redeemed	(1,257,572)	(422,045)	(1,027,399)	(208,156)
Net Increase (Decrease)	$(291,166) $	308,447	$976,757	$474,591
Shares:
Sold	59,379	45,575	130,738	43,408
Reinvested	6,600	4,505	5,446	3,288
Redeemed	(85,592)	(29,153)	(70,823)	(14,375)
Net Increase (Decrease)	(19,613)	20,927	65,361	32,321
Year Ended October 31, 2013
Dollars:
Sold	$1,677,170	$1,092,053	$1,746,491	$253,054
Reinvested	122,647	68,956	60,366	46,062
Redeemed	(1,159,172)	(331,824)	(661,608)	(179,273)
Net Increase (Decrease)	$640,645	$829,185	$1,145,249	$119,843
Shares:
Sold	118,055	77,197	124,277	17,936
Reinvested	8,697	4,916	4,306	3,279
Redeemed	(82,763)	(23,682)	(47,183)	(12,763)
Net Increase (Decrease)	43,989	58,431	81,400	8,452

Distributions:
Year Ended October 31, 2014
From net investment income$	(109,792)	$(87,765)	$(116,538)	$(49,177)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions $	(109,792)	$(87,765)	$(116,538)	$(49,177)
Year Ended October 31, 2013
From net investment income$	(119,569)	$(80,510)	$(87,494)	$(41,570)
From net realized gain on
investments	(18,897)	(14,535)	(11,126)	(6,746)
Total Dividends and Distributions $	(138,466)	$(95,045)	$(98,620)	$(48,316)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Global Real Estate Securities Fund
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$28,858	$24,616
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	35,031	75,494
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	156,170	78,134
Net Increase (Decrease) in Net Assets Resulting from Operations	220,059	178,244

Dividends and Distributions to Shareholders
From net investment income	(39,949)	(66,419)
From net realized gain on investments	(52,789)	(20,475)
Total Dividends and Distributions	(92,738)	(86,894)

Capital Share Transactions
Net increase (decrease) in capital share transactions	591,598	414,241
Total Increase (Decrease) in Net Assets	718,919	505,591

Net Assets
Beginning of period	1,616,299	1,110,708
End of period (including undistributed net investment income as set forth below)	$2,335,218	$1,616,299
Undistributed (overdistributed) net investment income (loss)	$(5,820)	$(15,392)

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$54,659		$24,488		$85,308	$531,471
Reinvested	3,975		1,293		2,678	80,250
Redeemed	(33,165)		(5,854)		(34,861)	(118,644)
Net Increase (Decrease)	$25,469		$19,927		$53,125	$493,077
Shares:
Sold	6,773		3,084		9,818	61,008
Reinvested	511		172		323	9,706
Redeemed	(4,054)		(734)		(4,092)	(13,766)
Net Increase (Decrease)	3,230		2,522		6,049	56,948
Year Ended October 31, 2013
Dollars:
Sold	$68,522		$21,830		$52,059	$476,932
Reinvested	2,558		358		548	82,305
Redeemed	(23,288)		(3,006)		(10,009)	(254,568)
Net Increase (Decrease)	$47,792		$19,182		$42,598	$304,669
Shares:
Sold	8,430		2,735		6,073	56,216
Reinvested	326		47		66	9,937
Redeemed	(2,944)		(380)		(1,179)	(29,658)
Net Increase (Decrease)	5,812		2,402		4,960	36,495

Distributions:
Year Ended October 31, 2014
From net investment income $	(1,614	) $	(413	) $	(1,497)	$(36,425)
From net realized gain on
investments	(2,514)		(994)		(1,879)	(47,402)
Total Dividends and Distributions $	(4,128	) $	(1,407	) $	(3,376) $	(83,827)
Year Ended October 31, 2013
From net investment income $	(2,027	) $	(345	) $	(738)	$(63,309)
From net realized gain on
investments	(599)		(112)		(142)	(19,622)
Total Dividends and Distributions $	(2,626	) $	(457	) $	(880)	$(82,931)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

											Government & High Quality Bond
Amounts in thousands												Fund
											Year Ended		Year Ended
											October 31, 2014		October 31, 2013
Operations
Net investment income (loss)												$40,336	$	42,852
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												8,269		13,776
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												10,453		(68,336)
			Net Increase (Decrease) in Net Assets Resulting from Operations									59,058		(11,708)

Dividends and Distributions to Shareholders
From net investment income												(51,206)		(56,413)
From tax return of capital												(230)		–
							Total Dividends and Distributions					(51,436)		(56,413)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(129,220)			(67,328)
						Total Increase (Decrease) in Net Assets					(121,598)			(135,449)

Net Assets
Beginning of period											1,786,280		1,921,729
End of period (including undistributed net investment income as set forth below)											$1,664,682		$1,786,280
Undistributed (overdistributed) net investment income (loss)												$(4,159)	$	(2,287)
	Class A		Class B	Class C		Class J	Class P		Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$23,479		$45	$7,502		$14,083	$2,634		$35,749	$681	$938	$4,095	$3,101	$6,326
Reinvested	9,331		93	1,313		3,718	203		34,703	63	123	445	310	553
Redeemed	(105,332)		(2,054)	(31,639)		(27,446)	(6,312)		(87,871)	(1,423)	(1,373)	(6,202)	(3,269)	(5,787)
Net Increase (Decrease)	$(72,522	) $	(1,916) $	(22,824) $		(9,645)	$(3,475) $		(17,419)	$(679)	$(312)	$(1,662)	$142	$1,092
Shares:
Sold	2,139		4	684		1,281	239		3,272	62	85	373	283	575
Reinvested	851		9	120		339	19		3,162	6	11	40	28	50
Redeemed	(9,619)		(188)	(2,893)		(2,504)	(576)		(7,995)	(130)	(125)	(566)	(298)	(528)
Net Increase (Decrease)	(6,629)		(175)	(2,089)		(884)	(318)		(1,561)	(62)	(29)	(153)	13	97
Year Ended October 31, 2013
Dollars:
Sold	$98,382		$319	$28,339		$37,690	$11,780		$ 163,086	$788	$1,082	$5,614	$4,376	$6,117
Reinvested	13,044		168	2,113		4,272	420		33,716	84	145	534	332	591
Redeemed	(219,025)		(5,076)	(57,618)		(47,996)	(18,495)		(105,626)	(1,322)	(2,284)	(9,417)	(4,680)	(8,781)
Net Increase (Decrease)	$(107,599	) $	(4,589) $	(27,166) $		(6,034)	$(6,295	) $	91,176	$(450)	$(1,057)	$(3,269)	$28	$(2,073)
Shares:
Sold	8,735		28	2,518		3,345	1,046		14,672	70	97	500	389	546
Reinvested	1,169		15	189		383	38		3,024	8	13	48	30	53
Redeemed	(19,719)		(456)	(5,206)		(4,305)	(1,660)		(9,539)	(118)	(204)	(841)	(420)	(781)
Net Increase (Decrease)	(9,815)		(413)	(2,499)		(577)	(576)		8,157	(40)	(94)	(293)	(1)	(182)

Distributions:
Year Ended October 31, 2014
From net investment income $	(9,719	) $	(96)	$(1,360	) $	(3,740)	$(236) $		(34,566)	$(63)	$(125)	$(443)	$(308)	$(550)
From net realized gain on
investments	–		–	–		–	–		–	–	–	–	–	–
From tax return of capital	(42)		–	(5)		(17)	(1)		(157)	–	(1)	(2)	(2)	(3)
Total Dividends and Distributions $	(9,761	) $	(96)	$(1,365	) $	(3,757)	$(237) $		(34,723)	$(63)	$(126)	$(445)	$(310)	$(553)
Year Ended October 31, 2013
From net investment income $	(13,763) $		(176)	$(2,221	) $	(4,331)	$(497) $		(33,733)	$(84)	$(147)	$(538)	$(332)	$(591)
From net realized gain on
investments	–		–	–		–	–		–	–	–	–	–	–
Total Dividends and Distributions $	(13,763) $		(176)	$(2,221	) $	(4,331)	$(497) $		(33,733)	$(84)	$(147)	$(538)	$(332)	$(591)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	High Yield Fund
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$225,102	$239,594
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	48,498	87,591
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(62,580)	5,054
Net Increase (Decrease) in Net Assets Resulting from Operations	211,020	332,239

Dividends and Distributions to Shareholders
From net investment income	(239,844)	(247,907)
From net realized gain on investments	(85,621)	(32,621)
Total Dividends and Distributions	(325,465)	(280,528)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(246,679)	298,273
Total Increase (Decrease) in Net Assets	(361,124)	349,984

Net Assets
Beginning of period	4,123,630	3,773,646
End of period (including undistributed net investment income as set forth below)	$3,762,506	$4,123,630
Undistributed (overdistributed) net investment income (loss)	$(4,790)	$(3,687)

	Class A	Class B	Class C	Class P	Institutional
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$426,403	$271	$54,605	$680,265	$416,363
Reinvested	134,155	1,852	32,563	50,252	73,608
Redeemed	(1,287,497)	(9,751)	(122,090)	(308,173)	(389,505)
Net Increase (Decrease)	$(726,939)	$(7,628)	$(34,922)	$422,344	$100,466
Shares:
Sold	54,372	34	6,897	86,607	53,715
Reinvested	17,162	236	4,133	6,430	9,514
Redeemed	(164,357)	(1,236)	(15,449)	(39,394)	(50,213)
Net Increase (Decrease)	(92,823)	(966)	(4,419)	53,643	13,016
Year Ended October 31, 2013
Dollars:
Sold	$1,029,482	$1,161	$85,689	$340,667	$811,392
Reinvested	119,620	2,094	31,072	34,474	58,084
Redeemed	(1,039,467)	(12,943)	(168,758)	(313,310)	(680,984)
Net Increase (Decrease)	$109,635	$(9,688)	$(51,997)	$61,831	$188,492
Shares:
Sold	130,670	147	10,740	43,159	103,439
Reinvested	15,146	264	3,904	4,363	7,444
Redeemed	(131,743)	(1,630)	(21,199)	(39,665)	(86,992)
Net Increase (Decrease)	14,073	(1,219)	(6,555)	7,857	23,891

Distributions:
Year Ended October 31, 2014
From net investment income	$(100,794)	$(1,487)	$(27,559)	$(50,609)	$(59,395)
From net realized gain on
investments	(40,698)	(659)	(11,297)	(13,638)	(19,329)
Total Dividends and Distributions	$(141,492)	$(2,146)	$(38,856)	$(64,247)	$(78,724)
Year Ended October 31, 2013
From net investment income	$(116,527)	$(2,130)	$(33,249)	$(39,973)	$(56,028)
From net realized gain on
investments	(15,596)	(344)	(4,985)	(4,930)	(6,766)
Total Dividends and Distributions	$(132,123)	$(2,474)	$(38,234)	$(44,903)	$(62,794)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	High Yield Fund I
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$91,505	$83,690
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	16,005	30,391
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(27,129)	97
Net Increase (Decrease) in Net Assets Resulting from Operations	80,381	114,178

Dividends and Distributions to Shareholders
From net investment income	(91,233)	(150,072)
From net realized gain on investments	(29,943)	(34,647)
Total Dividends and Distributions	(121,176)	(184,719)

Capital Share Transactions
Net increase (decrease) in capital share transactions	305,020	409,234
Total Increase (Decrease) in Net Assets	264,225	338,693

Net Assets
Beginning of period	1,528,206	1,189,513
End of period (including undistributed net investment income as set forth below)	$1,792,431	$1,528,206
Undistributed (overdistributed) net investment income (loss)	$520	$151

		Class A	Institutional
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold		$18,629	$374,769
Reinvested		1,970	118,060
Redeemed		(50,283)	(158,125)
Net Increase (Decrease)	$(29,684) $ 334,704
Shares:
Sold		1,749	35,256
Reinvested		186	11,143
Redeemed		(4,750)	(14,867)
Net Increase (Decrease)		(2,815)	31,532
Year Ended October 31, 2013 (a)
Dollars:
Sold		$33,149	$596,357
Reinvested		57	181,856
Redeemed		(346)	(401,839)
Net Increase (Decrease)		$32,860	$376,374
Shares:
Sold		3,095	55,137
Reinvested		5	16,908
Redeemed		(32)	(37,634)
Net Increase (Decrease)		3,068	34,411

Distributions:
Year Ended October 31, 2014
From net investment income$		(1,327) $	(89,906)
From net realized gain on
investments		(644)	(29,299)
Total Dividends and Distributions$		(1,971) $	(119,205)
Year Ended October 31, 2013 (a)
From net investment income$	(57) $	(150,015)
From net realized gain on
investments		–	(34,647)
Total Dividends and Distributions $	(57) $	(184,662)

(a)	Period from March 1, 2013, date operations commenced, through October 31, 2013 for Class A.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands												Income Fund
										Year Ended			Year Ended
										October 31, 2014			October 31, 2013
Operations
Net investment income (loss)										$	91,471		$	90,264
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											6,938			15,805
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											27,302			(92,222)
		Net Increase (Decrease) in Net Assets Resulting from Operations									125,711			13,847

Dividends and Distributions to Shareholders
From net investment income											(97,957)			(97,119)
							Total Dividends and Distributions				(97,957)			(97,119)

Capital Share Transactions
Net increase (decrease) in capital share transactions											371,600		177,976
					Total Increase (Decrease) in Net Assets						399,354			94,704

Net Assets
Beginning of period											2,444,641		2,349,937
End of period (including undistributed net investment income as set forth below)											$2,843,995		$2,444,641
Undistributed (overdistributed) net investment income (loss)										$	(11,031)		$	(8,775)
	Class A	Class B	Class C		Class J	Class P		Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$54,330	$206	$9,756		$22,997		$28,518	$339,640	$5,912	$1,293	$10,136		$8,004	$39,682
Reinvested	9,350	170	1,692		2,995		458	79,892	230	46	733		650	1,145
Redeemed	(87,220)	(3,628)	(20,465)		(21,760)		(17,081)	(60,128)	(1,497)	(295)	(7,871)		(2,961)	(23,329)
Net Increase (Decrease)	$(23,540)	$(3,252)	$(9,017	) $	4,232		$11,895	$359,404	$4,645	$1,044	$2,998		$5,693	$17,498
Shares:
Sold	5,575	21	998		2,358		2,915	34,784	606	132	1,036		821	4,090
Reinvested	961	17	173		307		47	8,189	23	5	75		66	117
Redeemed	(8,982)	(373)	(2,102)		(2,241)		(1,744)	(6,187)	(154)	(30)	(804)		(303)	(2,389)
Net Increase (Decrease)	(2,446)	(335)	(931)		424		1,218	36,786	475	107	307		584	1,818
Year Ended October 31, 2013
Dollars:
Sold	$87,956	$428	$23,255		$35,929		$9,684	$283,180	$5,479	$733	$11,020		$11,060	$12,633
Reinvested	11,940	300	2,322		3,409		538	75,694	97	43	704		471	690
Redeemed	(133,492)	(5,873)	(35,544)		(38,066)		(11,827)	(153,228)	(971)	(678)	(5,938)		(3,455)	(10,517)
Net Increase (Decrease)	$(33,596)	$(5,145)	$(9,967	) $	1,272		$(1,605)	$205,646	$4,605	$98	$5,786		$8,076	$2,806
Shares:
Sold	8,918	43	2,347		3,636		980	28,797	559	74	1,120		1,121	1,280
Reinvested	1,220	31	236		348		55	7,722	10	4	71		48	70
Redeemed	(13,711)	(598)	(3,642)		(3,895)		(1,215)	(15,692)	(99)	(69)	(606)		(354)	(1,089)
Net Increase (Decrease)	(3,573)	(524)	(1,059)		89		(180)	20,827	470	9	585		815	261

Distributions:
Year Ended October 31, 2014
From net investment income $	(9,698)	$(185)	$(1,796	) $	(3,044	) $	(522) $	(79,903)	$(230)	$(51	) $	(733)	$(650)	$(1,145)
From net realized gain on
investments	–	–	–		–		–	–	–	–	–		–	–
Total Dividends and Distributions $	(9,698)	$(185)	$(1,796	) $	(3,044	) $	(522) $	(79,903)	$(230)	$(51	) $	(733)	$(650)	$(1,145)
Year Ended October 31, 2013
From net investment income $	(12,468) $	(329)(	$(2,488	) $	(3,476	) $	(647) $	(75,706)	$(97)	$(43	) $	(704)	$(471)	$(690)
From net realized gain on
investments	–	–	–		–		–	–	–	–	–		–	–
Total Dividends and Distributions $	(12,468) $	(329)	$(2,488	) $	(3,476	) $	(647) $	(75,706)	$(97)	$(43	) $	(704)	$(471)	$(690)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Inflation Protection Fund
										Year Ended		Year Ended
										October 31, 2014		October 31, 2013
Operations
Net investment income (loss)										$	11,871	$6,242
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											(4,364)	813
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											8,210	(59,825)
		Net Increase (Decrease) in Net Assets Resulting from Operations									15,717	(52,770)

Dividends and Distributions to Shareholders
From net investment income											–	(3,836)
From net realized gain on investments											(14,478)	–
					Total Dividends and Distributions						(14,478)	(3,836)

Capital Share Transactions
Net increase (decrease) in capital share transactions											245,063	66,337
				Total Increase (Decrease) in Net Assets							246,302	9,731

Net Assets
Beginning of period											818,698	808,967
End of period (including undistributed net investment income as set forth below)											$1,065,000	$818,698
Undistributed (overdistributed) net investment income (loss)										$	16,186	$(404)

	Class A	Class C	Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$3,608	$651	$1,853	$348,938	$401		$311		$1,843	$1,183	$10,520
Reinvested	290	78	174	13,685	17		15		112	30	48
Redeemed	(6,481)	(1,673)	(3,104)	(113,628)	(414)		(490)		(2,442)	(824)	(9,638)
Net Increase (Decrease)	$(2,583)	$(944)	$(1,077) $	248,995	$4		$(164	) $	(487)	$389	$930
Shares:
Sold	416	78	219	40,803	49		37		218	139	1,253
Reinvested	35	9	21	1,639	2		2		14	4	6
Redeemed	(758)	(201)	(370)	(13,207)	(51)		(59)		(292)	(97)	(1,109)
Net Increase (Decrease)	(307)	(114)	(130)	29,235	–		(20)		(60)	46	150
Year Ended October 31, 2013
Dollars:
Sold	$5,922	$1,296	$3,257	$287,149	$498		$342		$3,763	$1,856	$2,353
Reinvested	73	–	17	3,699	2		1		16	8	16
Redeemed	(15,526)	(4,714)	(7,639)	(205,285)	(1,319)		(791)		(2,420)	(2,026)	(4,211)
Net Increase (Decrease)	$(9,531)	$(3,418)	$(4,365)	$85,563	$(819)		$(448	) $	1,359	$(162)	$(1,842)
Shares:
Sold	644	143	364	32,260	56		39		423	207	264
Reinvested	8	–	2	398	–		–		2	1	1
Redeemed	(1,728)	(540)	(863)	(23,299)	(148)		(89)		(276)	(232)	(464)
Net Increase (Decrease)	(1,076)	(397)	(497)	9,359	(92)		(50)		149	(24)	(199)

Distributions:
Year Ended October 31, 2014
From net investment income $	– $	–	$–	$–	$– $		– $		–	$–	$–
From net realized gain on
investments	(307)	(90)	(174)	(13,685)	(17)		(15)		(112)	(30)	(48)
Total Dividends and Distributions $	(307)	$(90)	$(174)	$(13,685)	$(17	) $	(15	) $	(112)	$(30)	$(48)
Year Ended October 31, 2013
From net investment income $	(77)	$–	$(17)	$(3,699)	$(2	) $	(1	) $	(16)	$(8)	$(16)
From net realized gain on
investments	–	–	–	–	–		–		–	–	–
Total Dividends and Distributions $	(77)	$–	$(17)	$(3,699)	$(2	) $	(1	) $	(16)	$(8)	$(16)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									International Emerging Markets Fund
									Year Ended			Year Ended
									October 31, 2014			October 31, 2013
Operations
Net investment income (loss)									$	23,618		$	20,068
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										14,598			9,546
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(28,938)			48,017
		Net Increase (Decrease) in Net Assets Resulting from Operations								9,278			77,631

Dividends and Distributions to Shareholders
From net investment income										(14,005)			(21,495)
					Total Dividends and Distributions					(14,005)			(21,495)

Capital Share Transactions
Net increase (decrease) in capital share transactions									176,676			205,542
				Total Increase (Decrease) in Net Assets					171,949			261,678

Net Assets
Beginning of period									1,887,407			1,625,729
End of period (including undistributed net investment income as set forth below)									$2,059,356			$1,887,407
Undistributed (overdistributed) net investment income (loss)									$	24,062		$	13,001

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$15,860	$39	$2,550	$10,948	$570	$286,163	$681		$1,577	$2,578		$3,361	$8,302
Reinvested	214	–	–	515	14	12,959	–		2	–		84	200
Redeemed	(22,842)	(1,081)	(2,441)	(27,435)	(1,055)	(82,349)	(1,632)		(2,228)	(7,048)		(9,736)	(12,094)
Net Increase (Decrease)	$(6,768)	$(1,042)	$109	$(15,972)	$(471)	$216,773	$(951	) $	(649)	$(4,470	) $	(6,291)	$(3,592)
Shares:
Sold	634	2	108	459	23	11,765	29		65	106		137	339
Reinvested	9	–	–	22	1	534	–		–	–		3
Redeemed	(927)	(47)	(103)	(1,164)	(43)	(3,347)	(67)		(93)	(287)		(399)	(498)
Net Increase (Decrease)	(284)	(45)	5	(683)	(19)	8,952	(38)		(28)	(181)		(259)	(151)
Year Ended October 31, 2013
Dollars:
Sold	$21,173	$84	$2,831	$19,274	$1,435	$497,117	$1,067		$1,324	$6,750		$5,612	$10,180
Reinvested	1,012	–	–	1,862	21	17,352	36		59	363		268	478
Redeemed	(33,460)	(2,813)	(4,366)	(42,628)	(1,343)	(244,017)	(2,085)		(4,025)	(26,148)		(6,816)	(15,055)
Net Increase (Decrease)	$(11,275)	$(2,729)	$(1,535) $	(21,492) $	113	$270,452	$(982	) $	(2,642) $	(19,035)		$(936)	$(4,397)
Shares:
Sold	835	4	116	789	58	20,591	41		54	279		226	407
Reinvested	39	–	–	75	1	680	2		2	14		11	19
Redeemed	(1,327)	(118)	(179)	(1,764)	(54)	(9,746)	(85)		(163)	(1,081)		(278)	(606)
Net Increase (Decrease)	(453)	(114)	(63)	(900)	5	11,525	(42)		(107)	(788)		(41)	(180)

Distributions:
Year Ended October 31, 2014
From net investment income $	(217)	$–	$–	$(516)	$(18) $	(12,968)	$–		$(2)	$–		$(84)	$(200)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–		–
Total Dividends and Distributions $	(217)	$–	$–	$(516)	$(18) $	(12,968)	$–		$(2)	$–		$(84)	$(200)
Year Ended October 31, 2013
From net investment income $	(1,027)	$–	$–	$(1,864)	$(32) $	(17,368)	$(36	) $	(59)	$(363	) $	(268)	$(478)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–		–
Total Dividends and Distributions $	(1,027)	$–	$–	$(1,864)	$(32) $	(17,368)	$(36	) $	(59)	$(363	) $	(268)	$(478)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	International Fund I
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$7,995	$10,504
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	114,931	120,943
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(94,457)	55,019
Net Increase (Decrease) in Net Assets Resulting from Operations	28,469	186,466

Dividends and Distributions to Shareholders
From net investment income	(9,947)	(21,369)
Total Dividends and Distributions	(9,947)	(21,369)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(288,580)	(619,990)
Total Increase (Decrease) in Net Assets	(270,058)	(454,893)

Net Assets
Beginning of period	642,604	1,097,497
End of period (including undistributed net investment income as set forth below)	$372,546	$642,604
Undistributed (overdistributed) net investment income (loss)	$7,271	$8,720

	Class A	Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014 (a)
Dollars:
Sold	$758	$10	$28,563	$555		$660		$863		$942		$1,626
Reinvested	–	–	9,590	36		31		71		96		123
Redeemed	(1)	–	(321,595)	(1,281)		(1,901)		(2,390)		(3,758)		(1,578)
Net Increase (Decrease)	$757	$10	$(283,442)	$(690	) $	(1,210	) $	(1,456	) $	(2,720	) $	171
Shares:
Sold	57	1	2,136	42		50		65		71		122
Reinvested	–	–	728	3		2		5		7		9
Redeemed	–	–	(24,432)	(97)		(143)		(178)		(287)		(119)
Net Increase (Decrease)	57	1	(21,568)	(52)		(91)		(108)		(209)		12
Year Ended October 31, 2013
Dollars:
Sold	N/A	N/A	$63,921	$743		$767		$1,793		$2,707		$2,010
Reinvested	N/A	N/A	20,990	44		48		75		104		108
Redeemed	N/A	N/A	(702,875)	(1,162)		(1,664)		(3,822)		(2,352)		(1,425)
Net Increase (Decrease)	N/A	N/A	$(617,964)	$(375	) $	(849	) $	(1,954	) $	459		$693
Shares:
Sold	N/A	N/A	5,477	63		66		153		238		168
Reinvested	N/A	N/A	1,871	4		4		7		9		9
Redeemed	N/A	N/A	(59,615)	(100)		(143)		(333)		(201)		(122)
Net Increase (Decrease)	N/A	N/A	(52,267)	(33)		(73)		(173)		46		55

Distributions:
Year Ended October 31, 2014 (a)
From net investment income $	–	$–	$(9,590)	$(36	) $	(31	) $	(71	) $	(96	) $	(123)
From net realized gain on
investments	–	–	–	–		–		–		–		–
Total Dividends and Distributions $	–	$–	$(9,590)	$(36	) $	(31	) $	(71	) $	(96	) $	(123)
Year Ended October 31, 2013
From net investment income	N/A	N/A	$(20,990)	$(44	) $	(48	) $	(75	) $	(104	) $	(108)
From net realized gain on
investments	N/A	N/A	–	–		–		–		–		–
Total Dividends and Distributions	N/A	N/A	$(20,990)	$(44	) $	(48	) $	(75	) $	(104	) $	(108)

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	LargeCap Blend Fund II
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$6,302	$13,353
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	83,016	236,963
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	3,351	(20,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,669	229,421

Dividends and Distributions to Shareholders
From net investment income	(8,633)	(16,554)
From net realized gain on investments	(171,075)	–
Total Dividends and Distributions	(179,708)	(16,554)

Capital Share Transactions
Net increase (decrease) in capital share transactions	37,159	(571,092)
Total Increase (Decrease) in Net Assets	(49,880)	(358,225)

Net Assets
Beginning of period	696,211	1,054,436
End of period (including undistributed net investment income as set forth below)	$646,331	$696,211
Undistributed (overdistributed) net investment income (loss)	$4,344	$6,816

	Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$6,467		$15,821	$374		$311		$2,087		$4,128		$4,329
Reinvested	29,483		132,334	796		1,310		5,788		2,986		6,987
Redeemed	(14,457)		(133,572)	(1,331)		(2,542)		(10,901)		(3,871)		(9,368)
Net Increase (Decrease)	$21,493		$14,583	$(161	) $	(921	) $	(3,026	) $	3,243		$1,948
Shares:
Sold	614		1,442	35		28		194		375		402
Reinvested	2,982		12,866	78		129		570		291		683
Redeemed	(1,375)		(12,064)	(121)		(230)		(1,016)		(363)		(885)
Net Increase (Decrease)	2,221		2,244	(8)		(73)		(252)		303		200
Year Ended October 31, 2013
Dollars:
Sold	$7,525		$33,446	$356		$615		$2,966		$2,201		$3,969
Reinvested	1,169		14,658	21		43		212		153		296
Redeemed	(16,699)		(602,843)	(792)		(3,043)		(4,922)		(6,267)		(4,156)
Net Increase (Decrease)	$(8,005) $ (554,739)			$(415	) $	(2,385	) $	(1,744	) $	(3,913)		$109
Shares:
Sold	658		2,824	30		53		254		185		338
Reinvested	112		1,371	2		4		20		14		28
Redeemed	(1,471)		(48,465)	(70)		(267)		(419)		(524)		(348)
Net Increase (Decrease)	(701)		(44,270)	(38)		(210)		(145)		(325)		18

Distributions:
Year Ended October 31, 2014
From net investment income $	(1,182	) $	(6,798)	$(16	) $	(31	) $	(189	) $	(112	) $	(305)
From net realized gain on
investments	(28,316)		(125,545)	(780)		(1,279)		(5,599)		(2,874)		(6,682)
Total Dividends and Distributions $	(29,498)		$(132,343)	$(796	) $	(1,310	) $	(5,788	) $	(2,986	) $	(6,987)
Year Ended October 31, 2013
From net investment income $	(1,171) $ (14,658)			$(21	) $	(43	) $	(212	) $	(153	) $	(296)
From net realized gain on
investments	–		–	–		–		–		–		–
Total Dividends and Distributions $	(1,171) $ (14,658)			$(21	) $	(43	) $	(212	) $	(153	) $	(296)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											LargeCap Growth Fund
											Year Ended				Year Ended
											October 31, 2014				October 31, 2013
Operations
Net investment income (loss)											$		5,304		$		15,720
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											355,410				422,449
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													90,615		261,969
		Net Increase (Decrease) in Net Assets Resulting from Operations									451,329				700,138

Dividends and Distributions to Shareholders
From net investment income													(8,242)				(14,845)
From net realized gain on investments											(321,764)						–
							Total Dividends and Distributions				(330,006)						(14,845)

Capital Share Transactions
Net increase (decrease) in capital share transactions											184,837						(9,176)
					Total Increase (Decrease) in Net Assets						306,160				676,117

Net Assets
Beginning of period											3,076,001				2,399,884
End of period (including undistributed net investment income as set forth below)											$3,382,161				$3,076,001
Undistributed (overdistributed) net investment income (loss)											$		2,999		$		5,873

	Class A	Class B	Class C		Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$19,885	$180		$2,879	$14,359		$1,793	$170,325	$1,108		$1,402		$2,441		$4,289		$7,047
Reinvested	36,950	767		1,404	6,348		966	269,390	734		793		2,238		1,869		6,975
Redeemed	(45,822)	(2,193)		(2,948)	(14,578)		(2,740)	(264,556)	(2,238)		(3,814)		(6,981)		(11,000)		(12,435)
Net Increase (Decrease)	$11,013	$(1,246	) $	1,335	$6,129		$19	$175,159	$(396)		$(1,619)		$(2,302)		$(4,842)		$1,587
Shares:
Sold	1,836	18		283	1,385		160	15,158	104		129		212		380		633
Reinvested	3,560	81		144	642		90	25,130	73		78		204		172		648
Redeemed	(4,212)	(221)		(287)	(1,408)		(242)	(23,564)	(213)		(357)		(610)		(985)		(1,102)
Net Increase (Decrease)	1,184	(122)		140	619		8	16,724	(36)		(150)		(194)		(433)		179
Year Ended October 31, 2013
Dollars:
Sold	$20,145	$82		$2,858	$8,594		$10,762	$697,281	$1,071		$1,947		$2,432		$5,731		$18,858
Reinvested	344	–		–	113		57	13,604	–		–		12		38		587
Redeemed	(46,388)	(3,518)		(2,183)	(10,861)		(3,912)	(593,230)	(4,861)		(5,131)		(11,630)		(5,166)		(106,812)
Net Increase (Decrease)	$(25,899)	$(3,436	) $	675	$(2,154	) $	6,907	$117,655	$(3,790	) $	(3,184	) $	(9,186	) $	603		$(87,367)
Shares:
Sold	2,063	10		303	908		1,168	67,195	113		202		235		565		1,849
Reinvested	39	–		–	13		6	1,505	–		–		1		4		65
Redeemed	(4,800)	(392)		(240)	(1,158)		(406)	(58,772)	(519)		(541)		(1,138)		(498)		(10,556)
Net Increase (Decrease)	(2,698)	(382)		63	(237)		768	9,928	(406)		(339)		(902)		71		(8,642)

Distributions:
Year Ended October 31, 2014
From net investment income $	–	$–		$–	$–		$(16) $	(8,226)	$–		$– $		– $		–		$–
From net realized gain on
investments	(37,387)	(773)		(1,627)	(6,349)		(1,092)	(261,921)	(734)		(799)		(2,238)		(1,869)		(6,975)
Total Dividends and Distributions $ (37,387) $		(773	) $	(1,627)	$(6,349)		$(1,108) $ (270,147)		$(734)		$(799)		$(2,238)		$(1,869)		$(6,975)
Year Ended October 31, 2013
From net investment income $	(350)	$–		$–	$(113)		$(67) $	(13,678)	$–		$–		$(12	) $	(38	) $	(587)
From net realized gain on
investments	–	–		–	–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(350)	$–		$–	$(113)		$(67) $	(13,678)	$–		$–		$(12)		$(38)		$(587)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund I
									Year Ended		Year Ended
									October 31, 2014		October 31, 2013
Operations
Net investment income (loss)									$	12,143	$22,059
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										712,441	406,373
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										188,292	1,262,445
		Net Increase (Decrease) in Net Assets Resulting from Operations								912,876	1,690,877

Dividends and Distributions to Shareholders
From net investment income										(10,198)	(25,087)
From net realized gain on investments										(419,282)	(214,462)
					Total Dividends and Distributions					(429,480)	(239,549)

Capital Share Transactions
Net increase (decrease) in capital share transactions										414,714	465,703
				Total Increase (Decrease) in Net Assets						898,110	1,917,031

Net Assets
Beginning of period										6,860,747	4,943,716
End of period (including undistributed net investment income as set forth below)										$7,758,857	$6,860,747
Undistributed (overdistributed) net investment income (loss)									$	8,064	$5,940

	Class A	Class J	Class P	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014 (b)
Dollars:
Sold	$5,582	$19,593	$17	$750,471	$1,539		$10,189	$21,800	$18,656	$82,776
Reinvested	157	6,610	–	388,891	525		1,349	9,776	6,356	15,808
Redeemed	(1,348)	(20,808)	–	(790,030)	(2,638)		(7,556)	(27,876)	(35,859)	(39,266)
Net Increase (Decrease)	$4,391	$5,395	$17	$349,332	$(574)		$3,982	$3,700	$(10,847)	$59,318
Shares:
Sold	437	1,730	1	58,456	130		870	1,790	1,519	6,589
Reinvested	13	603	–	31,307	46		120	828	535	1,302
Redeemed	(106)	(1,838)	–	(61,708)	(221)		(653)	(2,271)	(2,923)	(3,116)
Net Increase (Decrease)	344	495	1	28,055	(45)		337	347	(869)	4,775
Year Ended October 31, 2013 (a)
Dollars:
Sold	$1,643	$18,887	N/A	$723,800	$2,216		$3,151	$45,350	$29,956	$63,541
Reinvested	–	3,303	N/A	219,287	280		616	4,562	3,019	8,478
Redeemed	(56)	(15,610)	N/A	(552,830)	(1,311)		(4,599)	(19,108)	(15,340)	(53,532)
Net Increase (Decrease)	$1,587	$6,580	N/A	$390,257	$1,185		$(832)	$30,804	$17,635	$18,487
Shares:
Sold	141	1,901	N/A	66,519	212		319	4,404	2,877	5,770
Reinvested	–	372	N/A	21,973	30		68	478	315	867
Redeemed	(5)	(1,606)	N/A	(49,888)	(132)		(462)	(1,841)	(1,449)	(5,133)
Net Increase (Decrease)	136	667	N/A	38,604	110		(75)	3,041	1,743	1,504

Distributions:
Year Ended October 31, 2014 (b)
From net investment income $	–	$–	$–	$(10,198)	$–		$–	$–	$–	$–
From net realized gain on
investments	(159)	(6,612)	–	(378,697)	(525)		(1,349)	(9,776)	(6,356)	(15,808)
Total Dividends and Distributions $	(159)	$(6,612)	$–	$(388,895)	$(525	) $	(1,349)	$(9,776)	$(6,356) $	(15,808)
Year Ended October 31, 2013 (a)
From net investment income $	–	$(56)	N/A	$(24,207)	$–		$–	$(83)	$(171)	$(570)
From net realized gain on
investments	–	(3,251)	N/A	(195,080)	(280)		(616)	(4,479)	(2,848)	(7,908)
Total Dividends and Distributions $	–	$(3,307)	N/A	$(219,287)	$(280	) $	(616)	$(4,562)	$(3,019)	$(8,478)

(a)	Period from March 1, 2013, date operations commenced, through October 31, 2013 for Class A.
(b)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	LargeCap Growth Fund II
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$5,823	$10,964
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	243,957	167,659
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(88,884)	103,065
Net Increase (Decrease) in Net Assets Resulting from Operations	160,896	281,688

Dividends and Distributions to Shareholders
From net investment income	(8,291)	(10,856)
From net realized gain on investments	(101,948)	(16,846)
Total Dividends and Distributions	(110,239)	(27,702)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(187,778)	(172,156)
Total Increase (Decrease) in Net Assets	(137,121)	81,830

Net Assets
Beginning of period	1,262,380	1,180,550
End of period (including undistributed net investment income as set forth below)	$1,125,259	$1,262,380
Undistributed (overdistributed) net investment income (loss)	$3,945	$6,409

	Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$2,691	$14,066		$214		$325		$1,396		$782		$3,294
Reinvested	3,052	103,854		108		261		1,038		469		1,452
Redeemed	(4,732)	(294,934)		(505)		(2,147)		(5,867)		(902)		(11,693)
Net Increase (Decrease)	$1,011	$(177,014)		$(183	) $	(1,561	) $	(3,433	) $	349		$(6,947)
Shares:
Sold	292	1,356		22		34		143		79		321
Reinvested	347	10,460		11		29		112		49		150
Redeemed	(514)	(28,498)		(51)		(228)		(597)		(90)		(1,155)
Net Increase (Decrease)	125	(16,682)		(18)		(165)		(342)		38		(684)
Year Ended October 31, 2013
Dollars:
Sold	$2,897	$26,241		$218		$462		$1,461		$1,303		$9,983
Reinvested	610	26,367		21		50		190		105		355
Redeemed	(5,873)	(208,740)		(1,032)		(930)		(4,029)		(2,414)		(19,401)
Net Increase (Decrease)	$(2,366) $ (156,132)			$(793	) $	(418	) $	(2,378	) $	(1,006	) $	(9,063)
Shares:
Sold	345	2,802		25		54		166		145		1,065
Reinvested	79	3,078		2		6		24		12		42
Redeemed	(707)	(21,848)		(120)		(109)		(465)		(262)		(2,129)
Net Increase (Decrease)	(283)	(15,968)		(93)		(49)		(275)		(105)		(1,022)

Distributions:
Year Ended October 31, 2014
From net investment income $	(112) $ (8,070)		$	– $		– $		(23	) $	(17	) $	(69)
From net realized gain on
investments	(2,940)	(95,789)		(108)		(261)		(1,015)		(452)		(1,383)
Total Dividends and Distributions $	(3,052) $ (103,859)			$(108	) $	(261	) $	(1,038	) $	(469	) $	(1,452)
Year Ended October 31, 2013
From net investment income $	(154) $ (10,522)		$	– $		(5	) $	(37	) $	(25	) $	(113)
From net realized gain on
investments	(457)	(15,848)		(21)		(45)		(153)		(80)		(242)
Total Dividends and Distributions $	(611) $ (26,370)			$(21	) $	(50	) $	(190	) $	(105	) $	(355)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap S&P 500 Index Fund
									Year Ended		Year Ended
									October 31, 2014		October 31, 2013
Operations
Net investment income (loss)									$	66,241	$60,376
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										102,223	35,515
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										451,178	670,382
		Net Increase (Decrease) in Net Assets Resulting from Operations								619,642	766,273

Dividends and Distributions to Shareholders
From net investment income										(58,505)	(52,369)
					Total Dividends and Distributions					(58,505)	(52,369)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(23,330)	180,781
				Total Increase (Decrease) in Net Assets						537,807	894,685

Net Assets
Beginning of period										3,711,217	2,816,532
End of period (including undistributed net investment income as set forth below)										$4,249,024	$3,711,217
Undistributed (overdistributed) net investment income (loss)									$	52,094	$44,444

	Class A	Class C	Class J	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$35,762	$8,653	$67,423	$312,186	$3,620	$5,777	$49,241		$44,525	$89,806
Reinvested	2,829	165	6,021	38,393	145	420	2,629		2,536	5,308
Redeemed	(35,865)	(3,661)	(66,708)	(387,960)	(6,272)	(17,407)	(56,388)		(39,107)	(85,401)
Net Increase (Decrease)	$2,726	$5,157	$6,736	$(37,381)	$(2,507) $	(11,210) $	(4,518	) $	7,954	$9,713
Shares:
Sold	2,690	661	5,087	23,463	273	434	3,686		3,314	6,675
Reinvested	222	13	476	3,013	11	33	206		198	411
Redeemed	(2,705)	(280)	(5,055)	(29,127)	(473)	(1,322)	(4,163)		(2,916)	(6,381)
Net Increase (Decrease)	207	394	508	(2,651)	(189)	(855)	(271)		596	705
Year Ended October 31, 2013
Dollars:
Sold	$33,712	$8,063	$54,570	$312,955	$3,366	$7,456	$48,545		$44,948	$90,170
Reinvested	2,443	86	5,619	34,383	188	443	2,673		2,019	4,470
Redeemed	(29,919)	(2,454)	(59,727)	(233,262)	(5,684)	(10,686)	(45,175)		(21,588)	(66,833)
Net Increase (Decrease)	$6,236	$5,695	$462	$114,076	$(2,130)	$(2,787)	$6,043		$25,379	$27,807
Shares:
Sold	2,983	708	4,927	28,167	304	667	4,454		4,041	8,094
Reinvested	244	9	566	3,442	19	44	267		201	442
Redeemed	(2,719)	(226)	(5,451)	(20,951)	(510)	(992)	(4,073)		(1,953)	(6,092)
Net Increase (Decrease)	508	491	42	10,658	(187)	(281)	648		2,289	2,444

Distributions:
Year Ended October 31, 2014
From net investment income $	(2,878)	$(173)	$(6,023) $	(38,393)	$(145)	$(420)	$(2,629	) $	(2,536)	$(5,308)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–
Total Dividends and Distributions $	(2,878)	$(173)	$(6,023) $	(38,393)	$(145)	$(420)	$(2,629	) $	(2,536)	$(5,308)
Year Ended October 31, 2013
From net investment income $	(2,480)	$(88)	$(5,624) $	(34,384)	$(188)	$(443)	$(2,673	) $	(2,019)	$(4,470)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–
Total Dividends and Distributions $	(2,480)	$(88)	$(5,624) $	(34,384)	$(188)	$(443)	$(2,673	) $	(2,019)	$(4,470)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands													LargeCap Value Fund
												Year Ended		Year Ended
												October 31, 2014		October 31, 2013
Operations
Net investment income (loss)												$	54,968	$	45,181
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													347,452		337,209
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													31,711		162,013
			Net Increase (Decrease) in Net Assets Resulting from Operations										434,131		544,403

Dividends and Distributions to Shareholders
From net investment income													(43,181)		(38,399)
From net realized gain on investments													(284,484)		–
									Total Dividends and Distributions				(327,665)		(38,399)

Capital Share Transactions
Net increase (decrease) in capital share transactions													343,452		943,708
							Total Increase (Decrease) in Net Assets						449,918		1,449,712

Net Assets
Beginning of period													3,299,447		1,849,735
End of period (including undistributed net investment income as set forth below)													$3,749,365		$3,299,447
Undistributed (overdistributed) net investment income (loss)												$	43,254	$	31,324
	Class A		Class B		Class C		Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014 (a)
Dollars:
Sold	$11,300		$9		$1,492		$10,629		$606	$223,109	$443	$850	$1,234	$899	$1,836
Reinvested	18,636		143		653		6,611		–	299,062	141	258	359	256	921
Redeemed	(26,473)		(642)		(1,409)		(12,664)		(409)	(186,818)	(724)	(561)	(915)	(1,362)	(4,018)
Net Increase (Decrease)	$3,463		$(490	) $	736		$4,576		$197	$335,353	$(140)	$547	$678	$(207)	$(1,261)
Shares:
Sold	847		1		114		811		45	16,738	34	64	92	68	137
Reinvested	1,457		11		52		525		–	23,401	11	20	28	20	72
Redeemed	(1,983)		(48)		(108)		(964)		(30)	(14,111)	(55)	(42)	(69)	(103)	(311)
Net Increase (Decrease)	321		(36)		58		372		15	26,028	(10)	42	51	(15)	(102)
Year Ended October 31, 2013
Dollars:
Sold	$14,716		$166		$5,077		$16,036		N/A	$1,082,848	$299	$1,372	$839	$2,299	$10,903
Reinvested	2,556		4		21		847		N/A	34,555	14	25	46	34	234
Redeemed	(23,203)		(1,141)		(1,085)		(12,827)		N/A	(177,337)	(199)	(470)	(621)	(2,310)	(9,990)
Net Increase (Decrease)	$(5,931)		$(971	) $	4,013		$4,056		N/A	$940,066	$114	$927	$264	$23	$1,147
Shares:
Sold	1,205		13		419		1,348		N/A	84,103	26	109	70	190	963
Reinvested	235		–		2		79		N/A	3,185	1	2	4	3	21
Redeemed	(1,918)		(94)		(86)		(1,075)		N/A	(14,477)	(17)	(40)	(52)	(187)	(804)
Net Increase (Decrease)	(478)		(81)		335		352		N/A	72,811	10	71	22	6	180

Distributions:
Year Ended October 31, 2014 (a)
From net investment income $	(1,842)	$	– $		(39	) $	(638	) $	–	$(40,471)	$(9)	$(27)	$(32)	$(26)	$(97)
From net realized gain on
investments	(17,308)		(147)		(648)		(5,974)		–	(258,591)	(132)	(303)	(327)	(230)	(824)
Total Dividends and Distributions $	(19,150) $		(147	) $	(687	) $	(6,612	) $	–	$(299,062)	$(141)	$(330)	$(359)	$(256)	$(921)
Year Ended October 31, 2013
From net investment income $	(2,617)		$(4	) $	(22	) $	(848)		N/A	$(34,555)	$(14)	$(25)	$(46)	$(34)	$(234)
From net realized gain on
investments	–		–		–		–		N/A	–	–	–	–	–	–
Total Dividends and Distributions $	(2,617)		$(4	) $	(22	) $	(848)		N/A	$(34,555)	$(14)	$(25)	$(46)	$(34)	$(234)

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Value Fund III
									Year Ended	Year Ended
									October 31, 2014	October 31, 2013
Operations
Net investment income (loss)									$39,850	$13,121
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									210,894	90,801
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									115,108	111,501
		Net Increase (Decrease) in Net Assets Resulting from Operations							365,852	215,423

Dividends and Distributions to Shareholders
From net investment income									(15,570)	(17,208)
					Total Dividends and Distributions				(15,570)	(17,208)

Capital Share Transactions
Net increase (decrease) in capital share transactions									814,769	792,176
				Total Increase (Decrease) in Net Assets					1,165,051	990,391

Net Assets
Beginning of period									1,763,095	772,704
End of period (including undistributed net investment income as set forth below)									$2,928,146	$1,763,095
Undistributed (overdistributed) net investment income (loss)									$33,314	$8,998

	Class J	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$4,826	$916,680	$580	$678	$2,856		$1,904	$2,590
Issued in acquisitions	–	186,900	2,742	2,326	3,095		3,322	1,498
Reinvested	185	15,341	–	–	10		16	17
Redeemed	(10,107)	(306,644)	(708)	(3,507)	(2,759)		(2,519)	(4,553)
Net Increase (Decrease)	$(5,096) $	812,277	$2,614	$(503)	$3,202		$2,723	$(448)
Shares:
Sold	332	64,803	39	47	189		124	174
Issued in acquisitions	–	12,181	179	152	195		217	97
Reinvested	13	1,086	–	–	1		1	1
Redeemed	(691)	(20,602)	(48)	(242)	(179)		(171)	(305)
Net Increase (Decrease)	(346)	57,468	170	(43)	206		171	(33)
Year Ended October 31, 2013
Dollars:
Sold	$5,674	$1,371,056	$203	$639	$1,422		$1,427	$10,449
Reinvested	1,161	15,350	29	85	148		97	335
Redeemed	(11,259)	(581,462)	(914)	(2,630)	(3,138)		(2,200)	(14,296)
Net Increase (Decrease)	$(4,424) $	804,944	$(682)	$(1,906)	$(1,568	) $	(676)	$(3,512)
Shares:
Sold	460	102,904	16	51	111		118	912
Reinvested	106	1,389	3	7	13		9	30
Redeemed	(935)	(44,852)	(75)	(220)	(257)		(174)	(1,116)
Net Increase (Decrease)	(369)	59,441	(56)	(162)	(133)		(47)	(174)

Distributions:
Year Ended October 31, 2014
From net investment income $	(185) $	(15,342)	$–	$–	$(10	) $	(16)	$(17)
From net realized gain on
investments	–	–	–	–	–		–	–
Total Dividends and Distributions $	(185) $	(15,342)	$–	$–	$(10	) $	(16)	$(17)
Year Ended October 31, 2013
From net investment income $	(1,164) $	(15,350)	$(29)	$(85)	$(148	) $	(97)	$(335)
From net realized gain on
investments	–	–	–	–	–		–	–
Total Dividends and Distributions $	(1,164) $	(15,350)	$(29)	$(85)	$(148	) $	(97)	$(335)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands												MidCap Fund
											Year Ended		Year Ended
											October 31, 2014		October 31, 2013
Operations
Net investment income (loss)											$	21,511	$	20,318
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											466,325			164,411
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											538,045			1,292,913
				Net Increase (Decrease) in Net Assets Resulting from Operations							1,025,881			1,477,642

Dividends and Distributions to Shareholders
From net investment income												(10,518)		(40,041)
From net realized gain on investments											(159,328)			(57,420)
								Total Dividends and Distributions			(169,846)			(97,461)

Capital Share Transactions
Net increase (decrease) in capital share transactions											698,018			2,260,384
							Total Increase (Decrease) in Net Assets				1,554,053			3,640,565

Net Assets
Beginning of period											7,311,173			3,670,608
End of period (including undistributed net investment income as set forth below)											$8,865,226			$7,311,173
Undistributed (overdistributed) net investment income (loss)											$	21,684	$	(6,500)

	Class A			Class B		Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$330,287			$228		$19,402	$3,024	$948,638	$1,244,296	$14,086	$10,914	$35,467	$48,061	$90,725
Reinvested	39,608			337		6,130	6,288	25,793	51,356	469	667	3,362	3,588	4,569
Redeemed	(700,282)			(4,491)		(52,154)	(35,301)	(565,546)	(645,816)	(5,418)	(15,737)	(51,222)	(62,749)	(50,561)
Net Increase (Decrease)	$(330,387		) $	(3,926) $		(26,622)	$(25,989)	$408,885	$649,836	$9,137	$(4,156) $	(12,393)	$(11,100)	$44,733
Shares:
Sold	16,116			12		1,003	152	45,109	59,682	711	549	1,745	2,309	4,392
Reinvested	2,003			18		326	329	1,288	2,556	25	35	172	179	230
Redeemed	(33,620)			(229)		(2,664)	(1,775)	(26,642)	(30,825)	(275)	(783)	(2,522)	(3,015)	(2,434)
Net Increase (Decrease)	(15,501)			(199)		(1,335)	(1,294)	19,755	31,413	461	(199)	(605)	(527)	2,188
Year Ended October 31, 2013
Dollars:
Sold	$863,981			$579		$178,517	$35,361	$707,274	$1,438,002	$12,913	$23,384	$77,548	$68,211	$114,519
Reinvested	25,868			286		2,350	5,348	12,709	33,991	202	395	1,976	2,310	2,162
Redeemed	(413,722)			(8,757)		(22,310)	(41,363)	(186,332)	(566,559)	(3,537)	(12,167)	(30,323)	(29,950)	(32,482)
Net Increase (Decrease)	$476,127			$(7,892) $		158,557	$(654) $	533,651	$905,434	$9,578	$11,612	$49,201	$40,571	$84,199
Shares:
Sold	49,698			35		10,928	2,172	39,614	81,129	764	1,390	4,494	3,881	6,541
Reinvested	1,655			19		157	354	805	2,148	14	26	128	146	137
Redeemed	(23,698)			(528)		(1,328)	(2,487)	(10,472)	(31,551)	(210)	(709)	(1,761)	(1,687)	(1,841)
Net Increase (Decrease)	27,655			(474)		9,757	39	29,947	51,726	568	707	2,861	2,340	4,837

Distributions:
Year Ended October 31, 2014
From net investment income $	–	$		– $		–	$–	$(2,790) $	(7,502)	$–	$–	$–	$–	$(226)
From net realized gain on
investments	(42,407)			(342)		(7,771)	(6,290)	(27,586)	(62,266)	(470)	(900)	(3,362)	(3,588)	(4,346)
Total Dividends and Distributions $	(42,407)			$(342	) $	(7,771)	$(6,290) $	(30,376)	$(69,768)	$(470)	$(900)	$(3,362)	$(3,588)	$(4,572)
Year Ended October 31, 2013
From net investment income $	(10,317)	$		– $		(869)	$(1,896) $	(5,990)	$(18,191)	$(69)	$(161)	$(749)	$(907)	$(892)
From net realized gain on
investments	(17,330)			(292)		(2,230)	(3,460)	(7,863)	(21,867)	(133)	(343)	(1,227)	(1,403)	(1,272)
Total Dividends and Distributions $	(27,647)			$(292	) $	(3,099)	$(5,356) $	(13,853)	$(40,058)	$(202)	$(504)	$(1,976)	$(2,310)	$(2,164)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands													MidCap Growth Fund
													Year Ended	Year Ended
													October 31, 2014	October 31, 2013
Operations
Net investment income (loss)													$(384)	$(259)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													19,702	26,399
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(6,157)	2,126
		Net Increase (Decrease) in Net Assets Resulting from Operations											13,161	28,266

Dividends and Distributions to Shareholders
From net realized gain on investments													(25,928)	(5,431)
								Total Dividends and Distributions					(25,928)	(5,431)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(9,891)	(5,173)
						Total Increase (Decrease) in Net Assets							(22,658)	17,662

Net Assets
Beginning of period													122,796	105,134
End of period (including undistributed net investment income as set forth below)													$100,138	$122,796
Undistributed (overdistributed) net investment income (loss)													$1	$–

	Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$18,897	$36,771		$312		$1,537		$1,839		$1,490		$2,830
Reinvested	7,455	8,929		334		551		739		457		2,980
Redeemed	(12,688)	(70,224)		(717)		(1,829)		(1,988)		(1,764)		(5,802)
Net Increase (Decrease)	$13,664	$(24,524)		$(71	) $	259		$590		$183		$8
Shares:
Sold	2,769	4,474		44		210		237		182		342
Reinvested	1,181	1,202		51		79		102		61		389
Redeemed	(1,875)	(8,801)		(103)		(242)		(253)		(222)		(707)
Net Increase (Decrease)	2,075	(3,125)		(8)		47		86		21		24
Year Ended October 31, 2013
Dollars:
Sold	$7,418	$48,579		$267		$662		$639		$959		$11,034
Reinvested	1,509	1,451		94		137		308		151		762
Redeemed	(6,630)	(45,291)		(670)		(1,228)		(3,326)		(2,056)		(19,942)
Net Increase (Decrease)	$2,297	$4,739		$(309	) $	(429	) $	(2,379	) $	(946	) $	(8,146)
Shares:
Sold	1,020	6,004		38		88		84		119		1,315
Reinvested	242	205		15		20		44		21		105
Redeemed	(944)	(5,777)		(92)		(168)		(435)		(250)		(2,428)
Net Increase (Decrease)	318	432		(39)		(60)		(307)		(110)		(1,008)

Distributions:
Year Ended October 31, 2014
From net investment income $	–	$–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(7,461)	(13,371)		(334)		(586)		(739)		(457)		(2,980)
Total Dividends and Distributions $	(7,461)	$(13,371)		$(334	) $	(586	) $	(739	) $	(457	) $	(2,980)
Year Ended October 31, 2013
From net investment income $	–	$–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(1,510)	(2,466)		(94)		(140)		(308)		(151)		(762)
Total Dividends and Distributions $	(1,510)	$(2,466)		$(94	) $	(140	) $	(308	) $	(151	) $	(762)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											MidCap Growth Fund III
											Year Ended	Year Ended
											October 31, 2014	October 31, 2013
Operations
Net investment income (loss)											$(1,514)	$(1,091)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											303,875	271,936
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(159,712)	145,364
		Net Increase (Decrease) in Net Assets Resulting from Operations									142,649	416,209

Dividends and Distributions to Shareholders
From net investment income											–	(4,487)
From net realized gain on investments											(265,877)	(30,823)
						Total Dividends and Distributions					(265,877)	(35,310)

Capital Share Transactions
Net increase (decrease) in capital share transactions											75,850	(292,053)
				Total Increase (Decrease) in Net Assets							(47,378)	88,846

Net Assets
Beginning of period											1,523,940	1,435,094
End of period (including undistributed net investment income as set forth below)											$1,476,562	$1,523,940
Undistributed (overdistributed) net investment income (loss)											$15	$4

	Class J	Institutional	R-1	R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$4,589	$70,553	$509	$626		$1,408		$2,892		$2,632
Reinvested	7,400	244,892	629	1,114		3,804		4,572		3,464
Redeemed	(8,087)	(231,344)	(845)	(2,355)		(7,187)		(9,694)		(13,722)
Net Increase (Decrease)	$3,902	$84,101	$293	$(615	) $	(1,975	) $	(2,230	) $	(7,626)
Shares:
Sold	407	5,661	45	53		117		237		211
Reinvested	702	20,648	59	101		329		390		288
Redeemed	(740)	(18,656)	(74)	(202)		(591)		(788)		(1,091)
Net Increase (Decrease)	369	7,653	30	(48)		(145)		(161)		(592)
Year Ended October 31, 2013
Dollars:
Sold	$5,061	$130,416	$634	$1,182		$1,923		$3,947		$11,059
Reinvested	697	32,757	82	137		507		501		629
Redeemed	(6,107)	(418,603)	(1,807)	(2,867)		(9,157)		(8,198)		(34,846)
Net Increase (Decrease)	$(349) $	(255,430)	$(1,091)	$(1,548	) $	(6,727	) $	(3,750)		$(23,158)
Shares:
Sold	447	10,893	55	106		163		318		849
Reinvested	70	3,000	8	13		47		46		57
Redeemed	(557)	(33,684)	(165)	(253)		(783)		(685)		(2,830)
Net Increase (Decrease)	(40)	(19,791)	(102)	(134)		(573)		(321)		(1,924)

Distributions:
Year Ended October 31, 2014
From net investment income $	–	$ –	$– $	– $		– $		– $		–
From net realized gain on
investments	(7,402)	(244,892)	(629)	(1,114)		(3,804)		(4,572)		(3,464)
Total Dividends and Distributions $	(7,402)	$(244,892)	$(629)	$(1,114	) $	(3,804	) $	(4,572	) $	(3,464)
Year Ended October 31, 2013
Fromnetinvestmentincome$	–	$(4,481)	$– $	–$		–$		–$		(6)
From net realized gain on
investments	(697)	(28,276)	(82)	(137)		(507)		(501)		(623)
Total Dividends and Distributions $	(697) $	(32,757)	$(82)	$(137	) $	(507	) $	(501	) $	(629)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										MidCap S&P 400 Index Fund
										Year Ended	Year Ended
										October 31, 2014	October 31, 2013
Operations
Net investment income (loss)										$10,255	$8,118
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										50,937	29,205
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										45,847	169,499
		Net Increase (Decrease) in Net Assets Resulting from Operations								107,039	206,822

Dividends and Distributions to Shareholders
From net investment income										(7,694)	(6,534)
From net realized gain on investments										(29,857)	(19,392)
						Total Dividends and Distributions				(37,551)	(25,926)

Capital Share Transactions
Net increase (decrease) in capital share transactions										131,413	155,679
					Total Increase (Decrease) in Net Assets					200,901	336,575

Net Assets
Beginning of period										913,001	576,426
End of period (including undistributed net investment income as set forth below)										$1,113,902	$913,001
Undistributed (overdistributed) net investment income (loss)										$8,120	$5,527

	Class J	Institutional	R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$22,120	$169,363	$11,450		$4,763	$28,522		$38,238	$67,332
Reinvested	2,941	16,467	739		722	4,316		4,191	7,256
Redeemed	(15,274)	(86,677)	(5,655)		(6,519)	(50,524)		(28,262)	(54,096)
Net Increase (Decrease)	$9,787	$99,153	$6,534		$(1,034) $	(17,686)		$14,167	$20,492
Shares:
Sold	1,175	8,823	608		246	1,472		1,992	3,431
Reinvested	162	889	40		38	230		223	383
Redeemed	(814)	(4,526)	(299)		(337)	(2,602)		(1,449)	(2,769)
Net Increase (Decrease)	523	5,186	349		(53)	(900)		766	1,045
Year Ended October 31, 2013
Dollars:
Sold	$23,318	$133,313	$4,484		$5,427	$48,078		$32,635	$58,439
Reinvested	2,031	11,401	372		620	3,518		2,425	4,913
Redeemed	(14,125)	(73,072)	(4,812)		(8,026)	(27,287)		(17,012)	(30,961)
Net Increase (Decrease)	$11,224	$71,642	$44		$(1,979)	$24,309		$18,048	$32,391
Shares:
Sold	1,399	8,088	273		329	2,823		1,962	3,462
Reinvested	139	767	25		42	234		161	324
Redeemed	(866)	(4,376)	(296)		(485)	(1,627)		(1,012)	(1,855)
Net Increase (Decrease)	672	4,479	2		(114)	1,430		1,111	1,931

Distributions:
Year Ended October 31, 2014
From net investment income $	(501)	$(4,152)	$(95	) $	(66)	$(583	) $	(811)	$(1,486)
From net realized gain on
investments	(2,441)	(13,233)	(644)		(656)	(3,733)		(3,380)	(5,770)
Total Dividends and Distributions $	(2,942) $	(17,385)	$(739	) $	(722)	$(4,316	) $	(4,191)	$(7,256)
Year Ended October 31, 2013
From net investment income $	(431)	$(3,464)	$(47	) $	(83)	$(692	) $	(574)	$(1,243)
From net realized gain on
investments	(1,600)	(8,583)	(325)		(537)	(2,826)		(1,851)	(3,670)
Total Dividends and Distributions $	(2,031) $	(12,047)	$(372	) $	(620)	$(3,518	) $	(2,425)	$(4,913)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										MidCap Value Fund I
										Year Ended	Year Ended
										October 31, 2014	October 31, 2013
Operations
Net investment income (loss)										$8,376	$13,430
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										226,568	354,326
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(17,080)	76,675
		Net Increase (Decrease) in Net Assets Resulting from Operations								217,864	444,431

Dividends and Distributions to Shareholders
From net investment income										(8,952)	(20,031)
From net realized gain on investments										(333,291)	–
						Total Dividends and Distributions				(342,243)	(20,031)

Capital Share Transactions
Net increase (decrease) in capital share transactions										247,129	(535,616)
					Total Increase (Decrease) in Net Assets					122,750	(111,216)

Net Assets
Beginning of period										1,510,314	1,621,530
End of period (including undistributed net investment income as set forth below)										$1,633,064	$1,510,314
Undistributed (overdistributed) net investment income (loss)										$5,612	$6,043

	Class J	Institutional	R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$11,985	$100,655	$1,411		$2,106	$5,844		$8,396	$25,566
Reinvested	14,949	287,049	1,485		3,229	8,853		8,235	18,117
Redeemed	(9,676)	(186,101)	(2,106)		(7,060)	(12,472)		(11,756)	(21,580)
Net Increase (Decrease)	$17,258	$201,603	$790		$(1,725)	$2,225		$4,875	$22,103
Shares:
Sold	757	6,305	92		134	374		528	1,525
Reinvested	1,019	19,370	103		224	606		562	1,231
Redeemed	(613)	(11,468)	(135)		(449)	(795)		(758)	(1,392)
Net Increase (Decrease)	1,163	14,207	60		(91)	185		332	1,364
Year Ended October 31, 2013
Dollars:
Sold	$6,659	$143,537	$1,696		$3,151	$7,686		$9,011	$25,138
Reinvested	389	18,425	22		70	215		257	638
Redeemed	(9,096)	(682,638)	(3,050)		(6,558)	(10,342)		(9,434)	(31,392)
Net Increase (Decrease)	$(2,048)	$(520,676)	$(1,332)		$(3,337)	$(2,441)		$(166)	$(5,616)
Shares:
Sold	404	9,076	106		198	481		567	1,619
Reinvested	27	1,270	2		5	15		17	44
Redeemed	(567)	(42,274)	(190)		(421)	(642)		(589)	(1,967)
Net Increase (Decrease)	(136)	(31,928)	(82)		(218)	(146)		(5)	(304)

Distributions:
Year Ended October 31, 2014
From net investment income $	(170) $	(8,261)	$– $		– $	(51	) $	(117)	$(353)
From net realized gain on
investments	(14,785)	(279,080)	(1,485)		(3,257)	(8,802)		(8,118)	(17,764)
Total Dividends and Distributions $	(14,955)	$(287,341)	$(1,485	) $	(3,257)	$(8,853	) $	(8,235) $	(18,117)
Year Ended October 31, 2013
From net investment income $	(390) $ (18,439)		$(22	) $	(70)	$(215	) $	(257)	$(638)
From net realized gain on
investments	–	–	–		–	–		–	–
Total Dividends and Distributions $	(390) $ (18,439)		$(22	) $	(70)	$(215	) $	(257)	$(638)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										MidCap Value Fund III
									Year Ended		Year Ended
									October 31, 2014		October 31, 2013
Operations
Net investment income (loss)									$	10,766	$6,404
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										68,884	29,578
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										26,008	93,123
		Net Increase (Decrease) in Net Assets Resulting from Operations								105,658	129,105

Dividends and Distributions to Shareholders
From net investment income										(8,655)	(1,226)
From net realized gain on investments										(22,025)	–
					Total Dividends and Distributions					(30,680)	(1,226)

Capital Share Transactions
Net increase (decrease) in capital share transactions										140,054	542,115
				Total Increase (Decrease) in Net Assets						215,032	669,994

Net Assets
Beginning of period										765,262	95,268
End of period (including undistributed net investment income as set forth below)										$980,294	$765,262
Undistributed (overdistributed) net investment income (loss)									$	8,138	$5,974

	Class A	Class J	Class P	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014 (a)
Dollars:
Sold	$2,194	$10,123	$41	$161,900	$726	$1,031		$5,766	$9,879	$9,048
Reinvested	–	3,967	–	25,826	16	51		170	166	466
Redeemed	(218)	(14,917)	–	(69,018)	(206)	(686)		(1,724)	(608)	(3,939)
Net Increase (Decrease)	$1,976	$(827)	$41	$118,708	$536	$396		$4,212	$9,437	$5,575
Shares:
Sold	108	540	2	8,145	38	54		302	523	478
Reinvested	–	222	–	1,370	1	3		10	9	26
Redeemed	(11)	(798)	–	(3,522)	(11)	(38)		(92)	(32)	(209)
Net Increase (Decrease)	97	(36)	2	5,993	28	19		220	500	295
Year Ended October 31, 2013
Dollars:
Sold	N/A	$6,810	N/A	$563,716	$93	$330		$2,233	$2,460	$11,167
Reinvested	N/A	945	N/A	30	2	7		29	21	186
Redeemed	N/A	(11,563)	N/A	(21,990)	(65)	(315)		(964)	(292)	(10,725)
Net Increase (Decrease)	N/A	$(3,808)	N/A	$541,756	$30	$22		$1,298	$2,189	$628
Shares:
Sold	N/A	432	N/A	35,063	6	22		144	161	774
Reinvested	N/A	68	N/A	2	–	1		2	2	13
Redeemed	N/A	(751)	N/A	(1,290)	(4)	(21)		(66)	(19)	(655)
Net Increase (Decrease)	N/A	(251)	N/A	33,775	2	2		80	144	132

Distributions:
Year Ended October 31, 2014 (a)
From net investment income $	–	$(879)	$–	$(7,581)	$(2)	$(9	) $	(35)	$(40)	$(109)
From net realized gain on
investments	–	(3,089)	–	(18,262)	(14)	(42)		(135)	(126)	(357)
Total Dividends and Distributions $	–	$(3,968) $	– $	(25,843)	$(16)	$(51	) $	(170)	$(166)	$(466)
Year Ended October 31, 2013
From net investment income	N/A	$(945)	N/A	$(36)	$(2)	$(7	) $	(29)	$(21)	$(186)
From net realized gain on
investments	N/A	–	N/A	–	–	–		–	–	–
Total Dividends and Distributions	N/A	$(945)	N/A	$(36)	$(2)	$(7	) $	(29)	$(21)	$(186)

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Money Market Fund
								Year Ended	Year Ended
								October 31, 2014	October 31, 2013
Operations
Net investment income (loss)								$2	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								219	149
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations					221	149

Capital Share Transactions
Net increase (decrease) in capital share transactions								(57,081)	12,653
						Total Increase (Decrease) in Net Assets		(56,860)	12,802

Net Assets
Beginning of period								1,136,583	1,123,781
End of period (including undistributed net investment income as set forth below)								$1,079,723	$1,136,583
Undistributed (overdistributed) net investment income (loss)								$–	$(2)

	Class A		Class B		Class C	Class J	Institutional
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$474,113		$500		$15,971	$117,768	$242,449
Redeemed	(475,605)		(3,544)		(19,230)	(146,440)	(263,063)
Net Increase (Decrease)	$(1,492	) $	(3,044)		$(3,259) $	(28,672)	$(20,614)
Shares:
Sold	474,115		499		15,971	117,768	242,450
Redeemed	(475,606)		(3,544)		(19,230)	(146,440)	(263,063)
Net Increase (Decrease)	(1,491)		(3,045)		(3,259)	(28,672)	(20,613)
Year Ended October 31, 2013
Dollars:
Sold	$598,551		$2,350		$26,882	$180,552	$578,995
Redeemed	(584,145)		(8,230)		(22,972)	(184,630)	(574,700)
Net Increase (Decrease)	$14,406		$(5,880	) $	3,910	$(4,078)	$4,295
Shares:
Sold	598,551		2,350		26,881	180,552	578,995
Redeemed	(584,145)		(8,230)		(22,972)	(184,630)	(574,700)
Net Increase (Decrease)	14,406		(5,880)		3,909	(4,078)	4,295

Distributions:
Year Ended October 31, 2014
From net investment income $	–		$–		$–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and Distributions $	–		$–		$–	$–	$–
Year Ended October 31, 2013
From net investment income $	–		$–		$–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and Distributions $	–		$–		$–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Overseas Fund
										Year Ended	Year Ended
										October 31, 2014	October 31, 2013
Operations
Net investment income (loss)										$53,900	$44,833
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										131,457	103,465
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(156,710)	284,732
		Net Increase (Decrease) in Net Assets Resulting from Operations								28,647	433,030

Dividends and Distributions to Shareholders
From net investment income										(43,828)	(37,311)
From net realized gain on investments										(103,817)	–
								Total Dividends and Distributions		(147,645)	(37,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions										397,992	178,278
						Total Increase (Decrease) in Net Assets				278,994	573,997

Net Assets
Beginning of period										2,281,974	1,707,977
End of period (including undistributed net investment income as set forth below)										$2,560,968	$2,281,974
Undistributed (overdistributed) net investment income (loss)										$50,851	$39,230
	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$446,280	$–		$–		$99		$72	$67
Reinvested	147,565	1		1		11		30	37
Redeemed	(195,955)	–		–		(22)		(65)	(129)
Net Increase (Decrease)	$397,890	$1		$1		$88		$37	$(25)
Shares:
Sold	37,725	–		–		9		6	6
Reinvested	12,747	–		–		1		2	3
Redeemed	(16,468)	–		–		(2)		(5)	(11)
Net Increase (Decrease)	34,004	–		–		8		3	(2)
Year Ended October 31, 2013
Dollars:
Sold	$390,888	$–		$–		$159		$410	$651
Reinvested	37,298	–		–		–		–	12
Redeemed	(250,936)	–		–		(14)		(5)	(185)
Net Increase (Decrease)	$177,250	$–		$–		$145		$405	$478
Shares:
Sold	36,379	–		–		14		38	66
Reinvested	3,621	–		–		–		–	1
Redeemed	(23,064)	–		–		(1)		–	(18)
Net Increase (Decrease)	16,936	–		–		13		38	49

Distributions:
Year Ended October 31, 2014
From net investment income $	(43,807)	$–		$–		$(3	) $	(8)	$(10)
From net realized gain on
investments	(103,758)	(1)		(1)		(8)		(22)	(27)
Total Dividends and Distributions $	(147,565)	$(1	) $	(1	) $	(11	) $	(30)	$(37)
Year Ended October 31, 2013
From net investment income $	(37,299)	$–		$–		$–		$–	$(12)
From net realized gain on
investments	–	–		–		–		–	–
Total Dividends and Distributions $	(37,299)	$–		$–		$–		$–	$(12)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											Principal Capital Appreciation Fund
											Year Ended			Year Ended
											October 31, 2014			October 31, 2013
Operations
Net investment income (loss)											$	26,222			$28,199
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											109,057				58,459
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											205,161				414,442
		Net Increase (Decrease) in Net Assets Resulting from Operations									340,440				501,100

Dividends and Distributions to Shareholders
From net investment income												(22,458)			(26,749)
From net realized gain on investments												(48,623)			(20,351)
						Total Dividends and Distributions						(71,081)			(47,100)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(26,562)			32,293
					Total Increase (Decrease) in Net Assets						242,797				486,293

Net Assets
Beginning of period											2,249,428				1,763,135
End of period (including undistributed net investment income as set forth below)											$2,492,225				$2,249,428
Undistributed (overdistributed) net investment income (loss)											$	21,687			$17,823
	Class A	Class B		Class C	Class P	Institutional	R-1		R-2		R-3	R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$66,454	$157		$9,269	$12,447	$54,748	$713		$518		$4,734	$1,945		$9,360
Reinvested	21,096	777		1,009	626	44,739	37		60		572	479		961
Redeemed	(98,668)	(15,081)		(7,134)	(6,207)	(113,200)	(725)		(901)		(3,013)	(5,411)		(6,923)
Net Increase (Decrease)	$(11,118) $	(14,147)		$3,144	$6,866	$(13,713)	$25		$(323)		$2,293	$(2,987	) $	3,398
Shares:
Sold	1,208	3		203	219	986	13		9		84	35		172
Reinvested	399	18		23	12	834	1		1		11	9		18
Redeemed	(1,789)	(327)		(157)	(110)	(2,028)	(13)		(16)		(55)	(100)		(124)
Net Increase (Decrease)	(182)	(306)		69	121	(208)	1		(6)		40	(56)		66
Year Ended October 31, 2013
Dollars:
Sold	$63,018	$275		$9,262	$6,233	$190,747	$479		$766		$9,118	$5,544		$10,798
Reinvested	13,903	610		499	344	30,059	37		43		347	256		481
Redeemed	(86,635)	(15,747)		(5,887)	(3,772)	(187,204)	(1,279)		(877)		(3,283)	(2,060)		(3,782)
Net Increase (Decrease)	$(9,714) $ (14,862) $			3,874	$2,805	$33,602	$(763	) $	(68	) $	6,182	$3,740		$7,497
Shares:
Sold	1,349	7		233	132	3,863	11		17		204	117		228
Reinvested	329	17		14	8	704	1		1		8	6		11
Redeemed	(1,878)	(405)		(152)	(82)	(3,992)	(28)		(19)		(71)	(43)		(82)
Net Increase (Decrease)	(200)	(381)		95	58	575	(16)		(1)		141	80		157

Distributions:
Year Ended October 31, 2014
From net investment income $	(5,774) $	– $		(133)	$(227) $	(15,740)	$(3	) $	(10)		$(137)	$(134	) $	(300)
From net realized gain on
investments	(15,865)	(795)		(933)	(477)	(29,028)	(34)		(50)		(435)	(345)		(661)
Total Dividends and Distributions $	(21,639)	$(795	) $	(1,066)	$(704) $	(44,768)	$(37	) $	(60)		$(572)	$(479	) $	(961)
Year Ended October 31, 2013
From net investment income $	(7,478)	$(107	) $	(193)	$(221) $	(18,112)	$(16	) $	(20)		$(188)	$(142	) $	(272)
From net realized gain on
investments	(6,837)	(520)		(339)	(163)	(11,966)	(21)		(23)		(159)	(114)		(209)
Total Dividends and Distributions $	(14,315)	$(627	) $	(532)	$(384) $	(30,078)	$(37	) $	(43)		$(347)	$(256	) $	(481)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands													Principal LifeTime 2010 Fund
													Year Ended		Year Ended
													October 31, 2014		October 31, 2013
Operations
Net investment income (loss)														$31,882	$38,308
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														53,135	24,080
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														18,471	109,666
			Net Increase (Decrease) in Net Assets Resulting from Operations											103,488	172,054

Dividends and Distributions to Shareholders
From net investment income														(31,301)	(39,103)
							Total Dividends and Distributions							(31,301)	(39,103)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(71,997)	(175,926)
					Total Increase (Decrease) in Net Assets									190	(42,975)

Net Assets
Beginning of period														1,667,691	1,710,666
End of period (including undistributed net investment income as set forth below)														$1,667,881	$1,667,691
Undistributed (overdistributed) net investment income (loss)														$10,486	$9,905

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$6,707		$44,302	$97,459	$1,096		$1,800		$18,454		$7,929		$23,966
Reinvested	725		4,074	21,842	196		246		1,143		1,121		1,925
Redeemed	(8,412)		(39,112)	(162,872)	(5,421)		(7,869)		(24,466)		(20,904)		(35,926)
Net Increase (Decrease)	$(980	) $	9,264	$(43,571)	$(4,129	) $	(5,823	) $	(4,869) $		(11,854)		$(10,035)
Shares:
Sold	501		3,319	7,226	82		136		1,395		599		1,792
Reinvested	55		312	1,668	15		19		88		86		148
Redeemed	(625)		(2,936)	(12,150)	(409)		(593)		(1,846)		(1,570)		(2,685)
Net Increase (Decrease)	(69)		695	(3,256)	(312)		(438)		(363)		(885)		(745)
Year Ended October 31, 2013
Dollars:
Sold	$8,710		$41,639	$55,620	$1,405		$2,443		$17,398		$13,737		$25,035
Reinvested	765		4,571	27,792	300		392		1,442		1,310		2,520
Redeemed	(8,818)		(42,973)	(227,056)	(5,323)		(9,829)		(28,575)		(20,597)		(37,834)
Net Increase (Decrease)	$657		$3,237	$(143,644)	$(3,618	) $	(6,994	) $	(9,735	) $	(5,550) $		(10,279)
Shares:
Sold	692		3,352	4,466	114		197		1,397		1,111		2,014
Reinvested	63		381	2,309	25		33		121		109		210
Redeemed	(701)		(3,443)	(18,203)	(430)		(798)		(2,313)		(1,667)		(3,041)
Net Increase (Decrease)	54		290	(11,428)	(291)		(568)		(795)		(447)		(817)

Distributions:
Year Ended October 31, 2014
From net investment income $	(729	) $	(4,077) $	(21,864)	$(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)
From net realized gain on
investments	–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(729	) $	(4,077) $	(21,864)	$(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)
Year Ended October 31, 2013
From net investment income $	(770	) $	(4,576) $	(27,793)	$(300	) $	(392	) $	(1,442	) $	(1,310	) $	(2,520)
From net realized gain on
investments	–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(770	) $	(4,576) $	(27,793)	$(300	) $	(392	) $	(1,442	) $	(1,310	) $	(2,520)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											Principal LifeTime 2015 Fund
											Year Ended	Year Ended
											October 31, 2014	October 31, 2013
Operations
Net investment income (loss)											$19,350	$18,326
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											28,032	33,689
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											22,591	58,938
		Net Increase (Decrease) in Net Assets Resulting from Operations									69,973	110,953

Dividends and Distributions to Shareholders
From net investment income											(18,204)	(17,745)
From net realized gain on investments											(33,635)	(17,433)
								Total Dividends and Distributions			(51,839)	(35,178)

Capital Share Transactions
Net increase (decrease) in capital share transactions											105,856	127,723
						Total Increase (Decrease) in Net Assets					123,990	203,498

Net Assets
Beginning of period											997,542	794,044
End of period (including undistributed net investment income as set forth below)											$1,121,532	$997,542
Undistributed (overdistributed) net investment income (loss)											$5,100	$3,954

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$169,575	$2,152		$3,560		$27,462		$14,130		$26,614
Reinvested	38,924	749		591		4,026		3,163		4,386
Redeemed	(113,400)	(5,539)		(4,166)		(23,527)		(13,263)		(29,581)
Net Increase (Decrease)	$95,099	$(2,638	) $	(15	) $	7,961		$4,030		$1,419
Shares:
Sold	15,201	198		330		2,531		1,290		2,433
Reinvested	3,595	71		55		378		296		409
Redeemed	(10,268)	(515)		(382)		(2,169)		(1,213)		(2,696)
Net Increase (Decrease)	8,528	(246)		3		740		373		146
Year Ended October 31, 2013
Dollars:
Sold	$134,844	$2,027		$2,901		$30,201		$13,497		$29,078
Reinvested	26,451	577		532		2,645		2,151		2,822
Redeemed	(62,491)	(3,237)		(4,291)		(23,137)		(9,991)		(16,856)
Net Increase (Decrease)	$98,804	$(633	) $	(858	) $	9,709		$5,657		$15,044
Shares:
Sold	12,898	198		279		2,919		1,303		2,784
Reinvested	2,611	58		54		265		214		281
Redeemed	(5,925)	(314)		(416)		(2,233)		(959)		(1,613)
Net Increase (Decrease)	9,584	(58)		(83)		951		558		1,452

Distributions:
Year Ended October 31, 2014
From net investment income $	(14,206)	$(183	) $	(151	) $	(1,182	) $	(1,013	) $	(1,469)
From net realized gain on
investments	(24,718)	(566)		(440)		(2,844)		(2,150)		(2,917)
Total Dividends and Distributions $	(38,924)	$(749	) $	(591	) $	(4,026	) $	(3,163	) $	(4,386)
Year Ended October 31, 2013
From net investment income $	(13,702)	$(230	) $	(228	) $	(1,177	) $	(1,018	) $	(1,390)
From net realized gain on
investments	(12,749)	(347)		(304)		(1,468)		(1,133)		(1,432)
Total Dividends and Distributions $	(26,451)	$(577	) $	(532	) $	(2,645	) $	(2,151	) $	(2,822)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Principal LifeTime 2020 Fund
									Year Ended		Year Ended
									October 31, 2014		October 31, 2013
Operations
Net investment income (loss)										$123,220	$124,655
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										225,769	211,144
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										144,603	531,150
		Net Increase (Decrease) in Net Assets Resulting from Operations								493,592	866,949

Dividends and Distributions to Shareholders
From net investment income										(118,013)	(124,847)
From net realized gain on investments										(65,974)	–
						Total Dividends and Distributions				(183,987)	(124,847)

Capital Share Transactions
Net increase (decrease) in capital share transactions										227,848	23,505
					Total Increase (Decrease) in Net Assets					537,453	765,607

Net Assets
Beginning of period										6,384,388	5,618,781
End of period (including undistributed net investment income as set forth below)										$6,921,841	$6,384,388
Undistributed (overdistributed) net investment income (loss)									$	22,828	$17,621

	Class A	Class B		Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$24,600	$56		$138,349	$365,766	$5,223	$10,009	$52,681	$33,947	$95,283
Reinvested	3,114	58		21,430	129,850	1,165	1,739	7,295	7,117	12,001
Redeemed	(23,421)	(1,122)		(101,988)	(312,889)	(13,581)	(17,777)	(48,826)	(66,226)	(96,005)
Net Increase (Decrease)	$4,293	$(1,008	) $	57,791	$182,727	$(7,193)	$(6,029)	$11,150	$(25,162)	$11,279
Shares:
Sold	1,689	4		9,576	25,107	363	695	3,663	2,346	6,582
Reinvested	218	4		1,513	9,131	82	123	517	504	847
Redeemed	(1,616)	(77)		(7,054)	(21,498)	(943)	(1,240)	(3,392)	(4,617)	(6,599)
Net Increase (Decrease)	291	(69)		4,035	12,740	(498)	(422)	788	(1,767)	830
Year Ended October 31, 2013
Dollars:
Sold	$20,090	$156		$130,182	$306,456	$5,211	$10,207	$50,883	$53,603	$67,390
Reinvested	1,987	49		13,476	90,374	910	1,211	4,674	4,112	8,043
Redeemed	(17,185)	(2,706)		(106,907)	(411,481)	(18,281)	(19,882)	(61,714)	(36,750)	(70,603)
Net Increase (Decrease)	$4,892	$(2,501	) $	36,751	$(14,651)	$(12,160)	$(8,464)	$(6,157)	$20,965	$4,830
Shares:
Sold	1,501	11		9,857	23,058	396	778	3,842	4,064	5,049
Reinvested	157	4		1,071	7,161	72	96	373	328	639
Redeemed	(1,282)	(202)		(8,044)	(31,230)	(1,382)	(1,511)	(4,687)	(2,772)	(5,365)
Net Increase (Decrease)	376	(187)		2,884	(1,011)	(914)	(637)	(472)	1,620	323

Distributions:
Year Ended October 31, 2014
From net investment income $	(1,908)	$(19) $		(13,256)	$(85,225)	$(573)	$(939)	$(4,230)	$(4,347)	$(7,516)
From net realized gain on
investments	(1,219)	(39)		(8,179)	(44,824)	(592)	(801)	(3,065)	(2,770)	(4,485)
Total Dividends and Distributions $	(3,127)	$(58) $		(21,435)	$(130,049)	$(1,165)	$(1,740)	$(7,295)	$(7,117) $	(12,001)
Year Ended October 31, 2013
From net investment income $	(1,989)	$(50) $		(13,484)	$(90,374)	$(910)	$(1,211)	$(4,674)	$(4,112)	$(8,043)
From net realized gain on
investments	–	–		–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,989)	$(50) $		(13,484)	$(90,374)	$(910)	$(1,211)	$(4,674)	$(4,112)	$(8,043)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2025 Fund
								Year Ended	Year Ended
								October 31, 2014	October 31, 2013
Operations
Net investment income (loss)								$28,851	$23,835
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								47,827	55,542
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								48,215	115,976
		Net Increase (Decrease) in Net Assets Resulting from Operations						124,893	195,353

Dividends and Distributions to Shareholders
From net investment income								(27,138)	(22,398)
From net realized gain on investments								(55,477)	(21,726)
					Total Dividends and Distributions			(82,615)	(44,124)

Capital Share Transactions
Net increase (decrease) in capital share transactions								319,201	270,437
				Total Increase (Decrease) in Net Assets				361,479	421,666

Net Assets
Beginning of period								1,439,874	1,018,208
End of period (including undistributed net investment income as set forth below)								$1,801,353	$1,439,874
Undistributed (overdistributed) net investment income (loss)								$5,134	$3,421

	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$272,789	$3,205	$6,095	$44,742	$22,422		$41,708
Reinvested	62,167	931	1,009	6,943	4,151		7,414
Redeemed	(68,469)	(4,750)	(5,913)	(20,888)	(11,326)		(43,029)
Net Increase (Decrease)	$266,487	$(614)	$1,191	$30,797	$15,247		$6,093
Shares:
Sold	23,744	285	546	3,968	1,975		3,664
Reinvested	5,562	85	92	631	375		667
Redeemed	(5,982)	(428)	(520)	(1,860)	(1,006)		(3,757)
Net Increase (Decrease)	23,324	(58)	118	2,739	1,344		574
Year Ended October 31, 2013
Dollars:
Sold	$221,306	$2,666	$4,811	$38,050	$21,475		$34,540
Reinvested	33,348	585	650	3,508	2,115		3,918
Redeemed	(50,515)	(3,175)	(5,341)	(17,332)	(9,911)		(10,261)
Net Increase (Decrease)	$204,139	$76	$120	$24,226	$13,679		$28,197
Shares:
Sold	20,834	252	454	3,609	2,026		3,244
Reinvested	3,284	59	65	349	210		387
Redeemed	(4,720)	(301)	(506)	(1,631)	(933)		(965)
Net Increase (Decrease)	19,398	10	13	2,327	1,303		2,666

Distributions:
Year Ended October 31, 2014
From net investment income $	(21,147)	$(215)	$(252)	$(1,945)	$(1,252	) $	(2,327)
From net realized gain on
investments	(41,020)	(716)	(757)	(4,998)	(2,899)		(5,087)
Total Dividends and Distributions $	(62,167)	$(931)	$(1,009)	$(6,943)	$(4,151	) $	(7,414)
Year Ended October 31, 2013
From net investment income $	(17,343)	$(235)	$(280)	$(1,597)	$(1,005	) $	(1,938)
From net realized gain on
investments	(16,005)	(350)	(370)	(1,911)	(1,110)		(1,980)
Total Dividends and Distributions $	(33,348)	$(585)	$(650)	$(3,508)	$(2,115	) $	(3,918)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands												Principal LifeTime 2030 Fund
												Year Ended		Year Ended
												October 31, 2014		October 31, 2013
Operations
Net investment income (loss)													$118,958	$116,057
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													256,071	198,649
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													166,659	664,474
		Net Increase (Decrease) in Net Assets Resulting from Operations											541,688	979,180

Dividends and Distributions to Shareholders
From net investment income													(116,319)	(112,077)
From net realized gain on investments													(82,514)	–
						Total Dividends and Distributions							(198,833)	(112,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions													368,408	113,024
					Total Increase (Decrease) in Net Assets								711,263	980,127

Net Assets
Beginning of period													6,225,409	5,245,282
End of period (including undistributed net investment income as set forth below)													$6,936,672	$6,225,409
Undistributed (overdistributed) net investment income (loss)												$	15,217	$12,578

	Class A	Class B		Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$23,109	$29		$159,016	$411,513	$5,317		$10,863		$36,968		$38,488	$78,934
Reinvested	3,119	75		26,421	138,868	1,116		1,907		7,360		7,168	12,515
Redeemed	(20,370)	(556)		(100,491)	(248,398)	(9,787)		(19,710)		(45,891)		(59,943)	(89,232)
Net Increase (Decrease)	$5,858	$(452	) $	84,946	$301,983	$(3,354	) $	(6,940	) $	(1,563) $		(14,287)	$2,217
Shares:
Sold	1,566	2		10,801	27,856	363		739		2,519		2,535	5,371
Reinvested	215	5		1,835	9,618	78		133		512		486	868
Redeemed	(1,387)	(37)		(6,824)	(16,801)	(671)		(1,348)		(3,126)		(4,027)	(6,016)
Net Increase (Decrease)	394	(30)		5,812	20,673	(230)		(476)		(95)		(1,006)	223
Year Ended October 31, 2013
Dollars:
Sold	$17,439	$69		$152,796	$347,660	$5,594		$11,118		$47,155		$44,555	$70,067
Reinvested	1,619	43		13,246	81,046	706		1,108		3,878		3,520	6,890
Redeemed	(12,701)	(2,135)		(93,821)	(390,217)	(19,779)		(24,161)		(55,082)		(33,813)	(63,776)
Net Increase (Decrease)	$6,357	$(2,023	) $	72,221	$38,489	$(13,479) $		(11,935)		$(4,049	) $	14,262	$13,181
Shares:
Sold	1,310	5		11,546	26,209	422		846		3,556		3,297	5,222
Reinvested	129	3		1,061	6,484	57		89		311		275	551
Redeemed	(950)	(159)		(7,050)	(29,706)	(1,494)		(1,849)		(4,176)		(2,477)	(4,845)
Net Increase (Decrease)	489	(151)		5,557	2,987	(1,015)		(914)		(309)		1,095	928

Distributions:
Year Ended October 31, 2014
From net investment income $	(1,728)	$(24) $		(14,799)	$(83,448)	$(489	) $	(911	) $	(3,842	) $	(3,955)	$(7,123)
From net realized gain on
investments	(1,398)	(51)		(11,625)	(55,692)	(627)		(998)		(3,518)		(3,213)	(5,392)
Total Dividends and Distributions $	(3,126)	$(75) $		(26,424)	$(139,140)	$(1,116	) $	(1,909	) $	(7,360	) $	(7,168) $	(12,515)
Year Ended October 31, 2013
From net investment income $	(1,625)	$(43) $		(13,261)	$(81,046)	$(706	) $	(1,108	) $	(3,878	) $	(3,520)	$(6,890)
From net realized gain on
investments	–	–		–	–	–		–		–		–	–
Total Dividends and Distributions $	(1,625)	$(43) $		(13,261)	$(81,046)	$(706	) $	(1,108	) $	(3,878	) $	(3,520)	$(6,890)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Principal LifeTime 2035 Fund
							Year Ended	Year Ended
							October 31, 2014	October 31, 2013
Operations
Net investment income (loss)							$18,990	$15,325
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							41,422	36,251
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							35,899	104,319
		Net Increase (Decrease) in Net Assets Resulting from Operations					96,311	155,895

Dividends and Distributions to Shareholders
From net investment income							(18,362)	(14,556)
From net realized gain on investments							(36,213)	(12,300)
					Total Dividends and Distributions		(54,575)	(26,856)

Capital Share Transactions
Net increase (decrease) in capital share transactions							233,484	198,218
				Total Increase (Decrease) in Net Assets			275,220	327,257

Net Assets
Beginning of period							1,001,991	674,734
End of period (including undistributed net investment income as set forth below)							$1,277,211	$1,001,991
Undistributed (overdistributed) net investment income (loss)							$2,135	$1,507

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$199,908	$2,700	$4,142	$27,872	$21,765	$36,619
Reinvested	40,820	692	599	4,562	3,008	4,894
Redeemed	(45,458)	(4,020)	(2,107)	(19,071)	(10,028)	(33,413)
Net Increase (Decrease)	$195,270	$(628)	$2,634	$13,363	$14,745	$8,100
Shares:
Sold	16,934	233	359	2,396	1,853	3,126
Reinvested	3,553	62	53	402	264	428
Redeemed	(3,855)	(351)	(181)	(1,636)	(867)	(2,842)
Net Increase (Decrease)	16,632	(56)	231	1,162	1,250	712
Year Ended October 31, 2013
Dollars:
Sold	$150,684	$2,707	$4,008	$26,470	$16,779	$31,052
Reinvested	20,134	457	335	2,177	1,529	2,222
Redeemed	(21,842)	(5,296)	(3,563)	(11,076)	(12,395)	(6,164)
Net Increase (Decrease)	$148,976	$(2,132)	$780	$17,571	$5,913	$27,110
Shares:
Sold	14,080	257	379	2,476	1,570	2,855
Reinvested	1,988	46	33	217	152	220
Redeemed	(2,013)	(496)	(331)	(1,036)	(1,128)	(569)
Net Increase (Decrease)	14,055	(193)	81	1,657	594	2,506

Distributions:
Year Ended October 31, 2014
From net investment income $	(14,248)	$(154)	$(154)	$(1,300)	$(925)	$(1,581)
From net realized gain on
investments	(26,572)	(538)	(445)	(3,262)	(2,083)	(3,313)
Total Dividends and Distributions $	(40,820)	$(692)	$(599)	$(4,562)	$(3,008)	$(4,894)
Year Ended October 31, 2013
From net investment income $	(11,175)	$(194)	$(158)	$(1,065)	$(785)	$(1,179)
From net realized gain on
investments	(8,961)	(263)	(177)	(1,112)	(744)	(1,043)
Total Dividends and Distributions $	(20,136)	$(457)	$(335)	$(2,177)	$(1,529)	$(2,222)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Principal LifeTime 2040 Fund
										Year Ended		Year Ended
										October 31, 2014		October 31, 2013
Operations
Net investment income (loss)										$	71,361	$68,562
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											172,534	128,711
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											126,094	496,563
		Net Increase (Decrease) in Net Assets Resulting from Operations									369,989	693,836

Dividends and Distributions to Shareholders
From net investment income											(70,619)	(66,204)
From net realized gain on investments											(96,482)	–
						Total Dividends and Distributions					(167,101)	(66,204)

Capital Share Transactions
Net increase (decrease) in capital share transactions											331,571	101,141
					Total Increase (Decrease) in Net Assets						534,459	728,773

Net Assets
Beginning of period											3,931,657	3,202,884
End of period (including undistributed net investment income as set forth below)											$4,466,116	$3,931,657
Undistributed (overdistributed) net investment income (loss)										$	5,792	$5,050

	Class A	Class B		Class J	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$17,450	$41		$102,869	$295,144	$4,258	$7,408	$29,403		$27,879	$59,860
Reinvested	2,884	100		19,807	118,374	1,166	2,005	5,843		6,455	10,456
Redeemed	(11,008)	(434)		(63,157)	(164,371)	(7,092)	(16,370)	(24,837)		(40,710)	(51,852)
Net Increase (Decrease)	$9,326	$(293	) $	59,519	$249,147	$(1,668)	$(6,957)	$10,409		$(6,376)	$18,464
Shares:
Sold	1,163	3		6,802	19,379	282	491	1,952		1,845	3,959
Reinvested	197	7		1,341	7,954	79	136	397		438	705
Redeemed	(735)	(29)		(4,175)	(10,764)	(471)	(1,088)	(1,654)		(2,740)	(3,406)
Net Increase (Decrease)	625	(19)		3,968	16,569	(110)	(461)	695		(457)	1,258
Year Ended October 31, 2013
Dollars:
Sold	$12,739	$86		$92,643	$266,865	$4,814	$11,500	$29,183		$30,935	$58,164
Reinvested	1,018	35		6,751	48,977	451	730	2,121		2,214	3,900
Redeemed	(9,164)	(1,437)		(51,485)	(269,047)	(15,877)	(13,356)	(37,414)		(28,030)	(46,175)
Net Increase (Decrease)	$4,593	$(1,316	) $	47,909	$46,795	$(10,612)	$(1,126)	$(6,110	) $	5,119	$15,889
Shares:
Sold	943	6		6,850	19,598	360	862	2,158		2,296	4,209
Reinvested	81	3		533	3,854	36	58	168		175	308
Redeemed	(679)	(107)		(3,778)	(19,975)	(1,175)	(1,001)	(2,770)		(2,042)	(3,435)
Net Increase (Decrease)	345	(98)		3,605	3,477	(779)	(81)	(444)		429	1,082

Distributions:
Year Ended October 31, 2014
From net investment income $	(1,133)	$(20	) $	(7,790) $	(51,815)	$(329)	$(643)	$(2,098	) $	(2,535)	$(4,256)
From net realized gain on
investments	(1,757)	(80)		(12,019)	(66,559)	(837)	(1,365)	(3,745)		(3,920)	(6,200)
Total Dividends and Distributions $	(2,890)	(100) $		(19,809)	$(118,374)	$(1,166)	$(2,008)	$(5,843	) $	(6,455) $	(10,456)
Year Ended October 31, 2013
From net investment income $	(1,019)	$(35	) $	(6,757) $	(48,977)	$(451)	$(730)	$(2,121	) $	(2,214)	$(3,900)
From net realized gain on
investments	–	–		–	–	–	–	–		–	–
Total Dividends and Distributions $	(1,019)	$(35	) $	(6,757) $	(48,977)	$(451)	$(730)	$(2,121	) $	(2,214)	$(3,900)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2045 Fund
								Year Ended	Year Ended
								October 31, 2014	October 31, 2013
Operations
Net investment income (loss)								$10,407	$7,935
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								24,716	19,118
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								22,659	63,802
		Net Increase (Decrease) in Net Assets Resulting from Operations						57,782	90,855

Dividends and Distributions to Shareholders
From net investment income								(10,241)	(7,459)
From net realized gain on investments								(19,104)	(5,387)
					Total Dividends and Distributions			(29,345)	(12,846)

Capital Share Transactions
Net increase (decrease) in capital share transactions								147,523	134,711
				Total Increase (Decrease) in Net Assets				175,960	212,720

Net Assets
Beginning of period								561,484	348,764
End of period (including undistributed net investment income as set forth below)								$737,444	$561,484
Undistributed (overdistributed) net investment income (loss)								$840	$674

	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$116,990	$1,997	$2,705	$16,190	$13,274		$25,340
Reinvested	21,253	417	445	2,252	1,459		3,519
Redeemed	(22,376)	(2,600)	(1,603)	(10,609)	(6,312)		(14,818)
Net Increase (Decrease)	$115,867	$(186)	$1,547	$7,833	$8,421		$14,041
Shares:
Sold	9,739	169	232	1,376	1,115		2,135
Reinvested	1,818	37	39	196	127		304
Redeemed	(1,868)	(225)	(138)	(897)	(538)		(1,243)
Net Increase (Decrease)	9,689	(19)	133	675	704		1,196
Year Ended October 31, 2013
Dollars:
Sold	$100,715	$2,222	$2,792	$14,901	$11,579		$35,265
Reinvested	9,275	269	215	986	1,055		1,046
Redeemed	(10,520)	(3,920)	(1,812)	(6,486)	(20,194)		(2,677)
Net Increase (Decrease)	$99,470	$(1,429)	$1,195	$9,401	$(7,560)		$33,634
Shares:
Sold	9,332	212	263	1,396	1,089		3,172
Reinvested	917	27	22	99	106		104
Redeemed	(970)	(364)	(170)	(608)	(1,797)		(244)
Net Increase (Decrease)	9,279	(125)	115	887	(602)		3,032

Distributions:
Year Ended October 31, 2014
From net investment income $	(7,703)	$(97)	$(123)	$(670(	$(448	) $	(1,200)
From net realized gain on
investments	(13,550)	(320)	(322)	(1,582)	(1,011)		(2,319)
Total Dividends and Distributions $	(21,253)	$(417)	$(445)	$(2,252)	$(1,459	) $	(3,519)
Year Ended October 31, 2013
From net investment income $	(5,518)	$(129)	$(111)	$(512)	$(592	) $	(597)
From net realized gain on
investments	(3,757)	(140)	(104)	(474)	(463)		(449)
Total Dividends and Distributions $	(9,275)	$(269)	$(215)	$(986)	$(1,055	) $	(1,046)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Principal LifeTime 2050 Fund
										Year Ended		Year Ended
										October 31, 2014		October 31, 2013
Operations
Net investment income (loss)										$	33,938	$30,571
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											85,573	61,888
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											66,873	243,201
			Net Increase (Decrease) in Net Assets Resulting from Operations								186,384	335,660

Dividends and Distributions to Shareholders
From net investment income											(34,006)	(28,890)
From net realized gain on investments											(53,246)	–
						Total Dividends and Distributions					(87,252)	(28,890)

Capital Share Transactions
Net increase (decrease) in capital share transactions											229,185	164,551
					Total Increase (Decrease) in Net Assets						328,317	471,321

Net Assets
Beginning of period											1,864,005	1,392,684
End of period (including undistributed net investment income as set forth below)											$2,192,322	$1,864,005
Undistributed (overdistributed) net investment income (loss)										$	2,483	$2,551

	Class A		Class B	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$14,098		$20	$40,725	$188,169	$3,223	$6,136		$17,693	$17,246	$36,255
Reinvested	2,267		33	5,627	65,324	634	1,212		2,893	3,200	6,010
Redeemed	(8,070)		(178)	(18,018)	(93,093)	(2,854)	(6,423)		(13,664)	(19,567)	(19,713)
Net Increase (Decrease)	$8,295		$(125)	$28,334	$160,400	$1,003	$925		$6,922	$879	$22,552
Shares:
Sold	955		1	2,819	12,759	220	420		1,215	1,172	2,467
Reinvested	157		3	400	4,535	45	85		203	223	419
Redeemed	(546)		(12)	(1,250)	(6,313)	(197)	(442)		(933)	(1,350)	(1,335)
Net Increase (Decrease)	566		(8)	1,969	10,981	68	63		485	45	1,551
Year Ended October 31, 2013
Dollars:
Sold	$16,775		$27	$30,074	$199,931	$4,096	$8,191		$17,398	$18,146	$41,499
Reinvested	570		12	1,580	22,575	200	358		842	1,049	1,701
Redeemed	(6,255)		(517)	(15,576)	(109,753)	(9,149)	(5,987)		(13,634)	(20,345)	(19,257)
Net Increase (Decrease)	$11,090		$(478)	$16,078	$112,753	$(4,853)	$2,562		$4,606	$(1,150)	$23,943
Shares:
Sold	1,279		2	2,335	15,218	317	637		1,324	1,395	3,072
Reinvested	47		1	132	1,849	17	30		69	86	140
Redeemed	(469)		(38)	(1,212)	(8,454)	(702)	(464)		(1,039)	(1,506)	(1,486)
Net Increase (Decrease)	857		(35)	1,255	8,613	(368)	203		354	(25)	1,726

Distributions:
Year Ended October 31, 2014
From net investment income $	(825	) $	(5)	$(1,962) $	(26,336)	$(163)	$(365	) $	(956)	$(1,135)	$(2,259)
From net realized gain on
investments	(1,447)		(28)	(3,670)	(39,028)	(471)	(849)		(1,937)	(2,065)	(3,751)
Total Dividends and Distributions $	(2,272	) $	(33)	$(5,632) $	(65,364)	$(634)	$(1,214	) $	(2,893)	$(3,200)	$(6,010)
Year Ended October 31, 2013
From net investment income $	(572	) $	(12)	$(1,581) $	(22,575)	$(200)	$(358	) $	(842)	$(1,049)	$(1,701)
From net realized gain on
investments	–		–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(572	) $	(12)	$(1,581) $	(22,575)	$(200)	$(358	) $	(842)	$(1,049)	$(1,701)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											Principal LifeTime 2055 Fund
											Year Ended	Year Ended
											October 31, 2014	October 31, 2013
Operations
Net investment income (loss)											$2,117	$1,420
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											4,964	3,470
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											5,687	12,963
		Net Increase (Decrease) in Net Assets Resulting from Operations									12,768	17,853

Dividends and Distributions to Shareholders
From net investment income											(2,093)	(1,334)
From net realized gain on investments											(3,450)	(699)
								Total Dividends and Distributions			(5,543)	(2,033)

Capital Share Transactions
Net increase (decrease) in capital share transactions											51,075	36,160
						Total Increase (Decrease) in Net Assets					58,300	51,980

Net Assets
Beginning of period											113,166	61,186
End of period (including undistributed net investment income as set forth below)											$171,466	$113,166
Undistributed (overdistributed) net investment income (loss)											$135	$111

Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$43,440	$759		$893		$4,778		$4,555		$9,144
Reinvested	4,201	63		46		359		325		549
Redeemed	(10,200)	(483)		(400)		(2,241)		(1,472)		(3,241)
Net Increase (Decrease)	$37,441	$339		$539		$2,896		$3,408		$6,452
Shares:
Sold	3,577	64		75		401		378		758
Reinvested	355	5		4		31		28		47
Redeemed	(845)	(41)		(34)		(187)		(123)		(268)
Net Increase (Decrease)	3,087	28		45		245		283		537
Year Ended October 31, 2013
Dollars:
Sold	$31,055	$711		$633		$3,694		$3,524		$6,555
Reinvested	1,604	32		21		112		117		147
Redeemed	(7,766)	(677)		(388)		(811)		(1,534)		(869)
Net Increase (Decrease)	$24,893	$66		$266		$2,995		$2,107		$5,833
Shares:
Sold	2,874	68		60		345		329		595
Reinvested	159	3		2		11		12		15
Redeemed	(721)	(63)		(37)		(76)		(138)		(79)
Net Increase (Decrease)	2,312	8		25		280		203		531

Distributions:
Year Ended October 31, 2014
From net investment income $	(1,626)	$(17	) $	(14	) $	(120	) $	(114	) $	(202)
From net realized gain on
investments	(2,575)	(46)		(32)		(239)		(211)		(347)
Total Dividends and Distributions $	(4,201)	$(63	) $	(46	) $	(359	) $	(325	) $	(549)
Year Ended October 31, 2013
From net investment income $	(1,066)	$(18	) $	(13	) $	(68	) $	(74	) $	(95)
From net realized gain on
investments	(538)	(14)		(8)		(44)		(43)		(52)
Total Dividends and Distributions $	(1,604)	$(32	) $	(21	) $	(112	) $	(117	) $	(147)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Principal LifeTime 2060 Fund
										Year Ended	Period Ended
										October 31, 2014	October 31, 2013(a)
Operations
Net investment income (loss)										$44	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										31	1
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										1,432	50
			Net Increase (Decrease) in Net Assets Resulting from Operations							1,507	51

Dividends and Distributions to Shareholders
From net investment income										(13)	–
From net realized gain on investments										(1)	–
						Total Dividends and Distributions				(14)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions										46,355	738
					Total Increase (Decrease) in Net Assets					47,848	789

Net Assets
Beginning of period										789	–
End of period (including undistributed net investment income as set forth below)										$48,637	$789
Undistributed (overdistributed) net investment income (loss)										$31	$–
	Class J	Institutional		R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$1,835		$44,291	$202	$322	$2,703		$1,817	$2,841
Reinvested	13		–	–	–	1		–	–
Redeemed	(376)		(6,091)	(27)	(86)	(746)		(192)	(152)
Net Increase (Decrease)	$1,472		$38,200	$175	$236	$1,958		$1,625	$2,689
Shares:
Sold	152		3,683	17	27	225		150	235
Reinvested	1		–	–	–	–		–	–
Redeemed	(31)		(503)	(2)	(7)	(63)		(16)	(13)
Net Increase (Decrease)	122		3,180	15	20	162		134	222
Period Ended October 31, 2013(a)
Dollars:
Sold	$655		$11	$10	$10	$68		$10	$10
Redeemed	(33)		–	–	–	(3)		–	–
Net Increase (Decrease)	$622		$11	$10	$10	$65		$10	$10
Shares:
Sold	61		1	1	1	6		1	1
Redeemed	(3)		–	–	–	–		–	–
Net Increase (Decrease)	58		1	1	1	6		1	1

Distributions:
Year Ended October 31, 2014
From net investment income $	(12	) $	–	$–	$–	$(1	) $	–	$–
From net realized gain on
investments	(1)		–	–	–	–		–	–
Total Dividends and Distributions $	(13	) $	–	$–	$–	$(1	) $	–	$–
Period Ended October 31, 2013(a)
From net investment income $	–		$–	$–	$–	$–		$–	$–
From net realized gain on
investments	–		–	–	–	–		–	–
Total Dividends and Distributions $	–		$–	$–	$–	$–		$–	$–

(a)	Period from March 1, 2013, date operations commenced, through October 31, 2013.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2015 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2020 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2025 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2030 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2035 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2040 Fund
		Period Ended
		October 31, 2014
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2045 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2050 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2055 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		2060 Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Principal
		LifeTime
		Hybrid
Amounts in thousands		Income Fund
		Period Ended
		October 31, 2014(a)
Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
	Net Increase (Decrease) in Net Assets Resulting from Operations		–

Capital Share Transactions
Net increase (decrease) in capital share transactions			10
	Total Increase (Decrease) in Net Assets		10

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10
Undistributed (overdistributed) net investment income (loss)			$–
	Institutional
Capital Share Transactions:
Period Ended October 31, 2014(a)
Dollars:
Sold	$10
Net Increase (Decrease)	$10
Shares:
Sold	1
Net Increase (Decrease)	1

Distributions:
Period Ended October 31, 2014(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

																		Principal LifeTime
Amounts in thousands																Strategic Income Fund
																Year Ended			Year Ended
																October 31, 2014			October 31, 2013
Operations
Net investment income (loss)															$			16,591	$19,418
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																		11,937	5,920
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																		11,735	16,756
			Net Increase (Decrease) in Net Assets Resulting from Operations															40,263	42,094

Dividends and Distributions to Shareholders
From net investment income																		(16,102)	(19,423)
									Total Dividends and Distributions									(16,102)	(19,423)

Capital Share Transactions
Net increase (decrease) in capital share transactions																		6,233	(29,478)
							Total Increase (Decrease) in Net Assets											30,394	(6,807)

Net Assets
Beginning of period																774,396			781,203
End of period (including undistributed net investment income as set forth below)																$804,790			$774,396
Undistributed (overdistributed) net investment income (loss)															$			7,141	$6,652
	Class A		Class B		Class J		Institutional		R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$4,508		$63		$15,132		$80,866		$1,166		$2,127		$9,304			$7,459		$12,874
Reinvested	567		3		1,366		11,970		123		136		625			431		879
Redeemed	(5,543)		(118)		(13,883)		(80,035)		(3,449)		(2,426)		(14,827)			(10,293)		(12,792)
Net Increase (Decrease)	$(468	) $	(52	) $	2,615		$12,801		$(2,160	) $	(163	) $	(4,898	) $		(2,403	) $	961
Shares:
Sold	375		5		1,267		6,747		98		179		785			624		1,076
Reinvested	48		–		117		1,022		10		11		54			37		75
Redeemed	(458)		(10)		(1,165)		(6,657)		(288)		(203)		(1,248)			(866)		(1,064)
Net Increase (Decrease)	(35)		(5)		219		1,112		(180)		(13)		(409)			(205)		87
Year Ended October 31, 2013
Dollars:
Sold	$4,567		$79		$12,581		$69,455		$1,061		$1,711		$11,942			$6,189		$19,222
Reinvested	676		6		1,586		14,483		169		196		789			510		1,004
Redeemed	(4,774)		(184)		(13,746)		(107,828)		(2,790)		(3,776)		(14,051)			(8,744)		(19,811)
Net Increase (Decrease)	$469		$(99	) $	421		$(23,890)		$(1,560	) $	(1,869	) $	(1,320	) $		(2,045	) $	415
Shares:
Sold	392		7		1,090		5,991		91		148		1,043			536		1,663
Reinvested	59		1		140		1,275		15		17		70			45		88
Redeemed	(409)		(16)		(1,194)		(9,313)		(241)		(327)		(1,227)			(758)		(1,710)
Net Increase (Decrease)	42		(8)		36		(2,047)		(135)		(162)		(114)			(177)		41

Distributions:
Year Ended October 31, 2014
From net investment income $	(569	) $	(3	) $	(1,366	) $	(11,970	) $	(123	) $	(136	) $	(625	) $		(431	) $	(879)
From net realized gain on
investments	–		–		–		–		–		–		–			–		–
Total Dividends and Distributions $	(569	) $	(3	) $	(1,366	) $	(11,970	) $	(123	) $	(136	) $	(625	) $		(431	) $	(879)
Year Ended October 31, 2013
From net investment income $	(678	) $	(6	) $	(1,588	) $	(14,483	) $	(169	) $	(196	) $	(789	) $		(510	) $	(1,004)
From net realized gain on
investments	–		–		–		–		–		–		–			–		–
Total Dividends and Distributions $	(678	) $	(6	) $	(1,588	) $	(14,483	) $	(169	) $	(196	) $	(789	) $		(510	) $	(1,004)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Real Estate Securities Fund
										Year Ended		Year Ended
										October 31, 2014		October 31, 2013
Operations
Net investment income (loss)										$	18,678	$	26,048
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											23,520	216,748
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										289,137			(69,792)
		Net Increase (Decrease) in Net Assets Resulting from Operations								331,335		173,004

Dividends and Distributions to Shareholders
From net investment income											(27,287)		(19,817)
From net realized gain on investments										(184,920)			–
						Total Dividends and Distributions				(212,207)			(19,817)

Capital Share Transactions
Net increase (decrease) in capital share transactions										516,277		(222,462)
					Total Increase (Decrease) in Net Assets					635,405			(69,275)

Net Assets
Beginning of period										1,399,308		1,468,583
End of period (including undistributed net investment income as set forth below)										$2,034,713		$1,399,308
Undistributed (overdistributed) net investment income (loss)										$	4,917	$	10,964

	Class A	Class B		Class C	Class J	Class P	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$67,599	$183		$7,683	$37,358	$32,115	$461,087	$2,285		$5,590	$16,783	$21,281	$64,004
Reinvested	22,872	509		3,549	21,633	3,342	109,388	847		2,015	7,091	7,474	16,873
Redeemed	(52,409)	(1,159)		(7,102)	(29,346)	(27,675)	(204,964)	(3,056)		(5,317)	(18,389)	(13,090)	(32,777)
Net Increase (Decrease)	$38,062	$(467	) $	4,130	$29,645	$7,782	$365,511	$76		$2,288	$5,485	$15,665	$48,100
Shares:
Sold	3,401	9		388	1,892	1,602	22,981	116		291	853	1,092	3,445
Reinvested	1,265	29		200	1,227	184	6,028	47		116	401	426	957
Redeemed	(2,625)	(60)		(365)	(1,500)	(1,399)	(10,310)	(153)		(274)	(937)	(679)	(1,682)
Net Increase (Decrease)	2,041	(22)		223	1,619	387	18,699	10		133	317	839	2,720
Year Ended October 31, 2013
Dollars:
Sold	$45,502	$223		$10,158	$20,058	$27,011	$390,566	$1,682		$3,860	$14,013	$17,997	$21,751
Reinvested	1,537	2		66	1,573	283	12,413	48		114	492	540	1,407
Redeemed	(61,172)	(2,691)		(6,013)	(35,554)	(19,123)	(589,167)	(3,448)		(6,505)	(20,093)	(14,956)	(35,036)
Net Increase (Decrease)	$(14,133)	$(2,466)		$4,211	$(13,923)	$8,171	$(186,188)	$(1,718	) $	(2,531)	$(5,588)	$3,581	$(11,878)
Shares:
Sold	2,146	10		480	962	1,289	18,517	80		188	666	865	1,038
Reinvested	73	–		3	77	13	594	2		6	24	27	69
Redeemed	(2,943)	(129)		(288)	(1,731)	(892)	(27,725)	(165)		(319)	(983)	(731)	(1,716)
Net Increase (Decrease)	(724)	(119)		195	(692)	410	(8,614)	(83)		(125)	(293)	161	(609)

Distributions:
Year Ended October 31, 2014
From net investment income $	(2,511)	$(20)		$(199)	$(2,370)	$(597) $	(17,416)	$(66	) $	(197	$(708)	$(875)	$(2,328)
From net realized gain on
investments	(20,923)	(504)		(3,732)	(19,272)	(4,454)	(105,748)	(781)		(1,979)	(6,383)	(6,599)	(14,545)
Total Dividends and Distributions $	(23,434)	$(524)		$(3,931) $	(21,642)	$(5,051) $	(123,164)	$(847	) $	(2,176)	$(7,091)	$(7,474) $	(16,873)
Year Ended October 31, 2013
From net investment income $	(1,566)	$(2)		$(72)	$(1,575)	$(440) $	(13,555)	$(48	) $	(119)	$(493)	$(540)	$(1,407)
From net realized gain on
investments	–	–		–	–	–	–	–		–	–	–	–
Total Dividends and Distributions $	(1,566)	$(2)		$(72)	$(1,575)	$(440) $	(13,555)	$(48	) $	(119)	$(493)	$(540)	$(1,407)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	SAM Balanced Portfolio
Year Ended	Year Ended
October 31, 2014	October 31, 2013
Operations
Net investment income (loss)	$	73,498	$70,249
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	113,544	165,449
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	191,459	376,117
Net Increase (Decrease) in Net Assets Resulting from Operations	378,501	611,815

Dividends and Distributions to Shareholders
From net investment income	(73,000)	(70,865)
From net realized gain on investments	(72,822)	–
Total Dividends and Distributions	(145,822)	(70,865)

Capital Share Transactions
Net increase (decrease) in capital share transactions	186,121	100,530
Total Increase (Decrease) in Net Assets	418,800	641,480

Net Assets
Beginning of period	4,490,632	3,849,152
End of period (including undistributed net investment income as set forth below)	$4,909,432	$4,490,632
Undistributed (overdistributed) net investment income (loss)	$	2,226	$1,728

Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$261,686	$1,159	$120,962	$169,110	$96,268	$1,254	$1,478	$12,657	$15,752	$32,588
Reinvested	62,117	2,654	16,315	29,781	26,562	121	269	1,957	1,741	3,074
Redeemed	(262,946)	(47,909)	(93,348)	(126,093)	(91,942)	(1,257)	(2,327)	(20,783)	(12,704)	(12,075)
Net Increase (Decrease)	$60,857	$(44,096)	$43,929	$72,798	$30,888	$118	$(580	) $	(6,169	) $	4,789	$23,587
Shares:
Sold	16,443	73	7,691	10,889	6,114	79	95	808	1,001	2,080
Reinvested	3,964	170	1,060	1,950	1,712	8	17	127	113	198
Redeemed	(16,540)	(3,017)	(5,942)	(8,147)	(5,805)	(82)	(151)	(1,318)	(816)	(769)
Net Increase (Decrease)	3,867	(2,774)	2,809	4,692	2,021	5	(39)	(383)	298	1,509
Year Ended October 31, 2013
Dollars:
Sold	$276,266	$2,618	$107,154	$189,416	$55,691	$793	$4,088	$22,463	$20,921	$20,789
Reinvested	30,923	1,471	6,119	14,155	14,227	58	144	800	674	1,475
Redeemed	(291,390)	(79,592)	(91,204)	(115,537)	(50,552)	(1,294)	(5,125)	(9,371)	(9,889)	(15,761)
Net Increase (Decrease)	$15,799	$(75,503	) $	22,069	$88,034	$19,366	$(443)	$(893	) $	13,892	$11,706	$6,503
Shares:
Sold	18,866	180	7,369	13,355	3,899	56	287	1,563	1,468	1,445
Reinvested	2,186	107	445	1,024	1,014	4	10	58	48	105
Redeemed	(20,076)	(5,494)	(6,346)	(8,112)	(3,503)	(88)	(357)	(657)	(698)	(1,085)
Net Increase (Decrease)	976	(5,207)	1,468	6,267	1,410	(28)	(60)	964	818	465

Distributions:
Year Ended October 31, 2014
From net investment income $	(32,032)	$(899	) $	(6,022) $	(15,511)	$(14,935)	$(50)	$(113	) $	(920	) $	(873	) $	(1,645)
From net realized gain on
investments	(30,837)	(1,798)	(10,663)	(14,328)	(11,635)	(71)	(156)	(1,037)	(868)	(1,429)
Total Dividends and Distributions $	(62,869)	$	(2,697) $	(16,685)	$(29,839)	$(26,570)	$(121)	$(269	) $	(1,957	) $	(1,741	) $	(3,074)
Year Ended October 31, 2013
From net investment income $	(31,477)	$(1,504	) $	(6,319) $	(14,184)	$(14,230)	$(58)	$(144	) $	(800	) $	(674	) $	(1,475)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(31,477)	$(1,504	) $	(6,319) $	(14,184)	$(14,230)	$(58)	$(144	) $	(800	) $	(674	) $	(1,475)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											SAM Conservative Balanced Portfolio
											Year Ended				Year Ended
											October 31, 2014				October 31, 2013
Operations
Net investment income (loss)											$		31,449			$28,116
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													25,559			28,358
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													48,706			75,939
		Net Increase (Decrease) in Net Assets Resulting from Operations										105,714				132,413

Dividends and Distributions to Shareholders
From net investment income													(30,556)			(28,358)
From net realized gain on investments													(28,291)			(6,918)
						Total Dividends and Distributions							(58,847)			(35,276)

Capital Share Transactions
Net increase (decrease) in capital share transactions												139,042				135,874
					Total Increase (Decrease) in Net Assets							185,909				233,011

Net Assets
Beginning of period												1,464,156				1,231,145
End of period (including undistributed net investment income as set forth below)												$1,650,065				$1,464,156
Undistributed (overdistributed) net investment income (loss)											$		2,598			$1,705

	Class A	Class B	Class C		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$99,282	$490		$55,534	$112,853	$36,746	$670		$657		$5,613		$8,035		$13,906
Reinvested	17,505	558		6,780	18,853	11,758	141		109		775		702		1,246
Redeemed	(79,948)	(8,122)		(36,271)	(67,221)	(37,028)	(2,473)		(1,111)		(6,025)		(6,011)		(8,961)
Net Increase (Decrease)	$36,839	$(7,074	) $	26,043	$64,485	$11,476	$(1,662)		$(345)		$363		$2,726		$6,191
Shares:
Sold	8,171	40		4,613	9,384	3,051	56		54		470		664		1,159
Reinvested	1,459	47		572	1,587	987	12		9		65		59		105
Redeemed	(6,583)	(668)		(3,009)	(5,582)	(3,072)	(210)		(92)		(500)		(504)		(747)
Net Increase (Decrease)	3,047	(581)		2,176	5,389	966	(142)		(29)		35		219		517
Year Ended October 31, 2013
Dollars:
Sold	$99,657	$834		$43,480	$136,081	$30,645	$991		$1,574		$5,957		$8,210		$13,512
Reinvested	10,691	540		3,646	10,659	7,636	95		59		530		358		623
Redeemed	(82,533)	(15,893)		(30,963)	(65,221)	(24,432)	(720)		(1,327)		(9,939)		(3,655)		(5,221)
Net Increase (Decrease)	$27,815	$(14,519	) $	16,163	$81,519	$13,849	$366		$306		$(3,452)		$4,913		$8,914
Shares:
Sold	8,600	73		3,781	11,900	2,675	88		137		519		721		1,175
Reinvested	939	48		324	945	675	8		5		47		32		55
Redeemed	(7,133)	(1,376)		(2,698)	(5,696)	(2,126)	(62)		(117)		(875)		(321)		(451)
Net Increase (Decrease)	2,406	(1,255)		1,407	7,149	1,224	34		25		(309)		432		779

Distributions:
Year Ended October 31, 2014
From net investment income $	(9,323)	$(210	) $	(2,871)	$(10,067)	$(6,567)	$(56	) $	(49	) $	(382	) $	(356	) $	(675)
From net realized gain on
investments	(8,431)	(367)		(4,049)	(8,797)	(5,192)	(85)		(60)		(393)		(346)		(571)
Total Dividends and Distributions $	(17,754)	$(577	) $	(6,920)	$(18,864)	$(11,759)	$(141	) $	(109	) $	(775	) $	(702	) $	(1,246)
Year Ended October 31, 2013
From net investment income $	(8,836)	$(386	) $	(2,792) $	(8,690)	$(6,316)	$(72	) $	(47	) $	(409	) $	(294	) $	(516)
From net realized gain on
investments	(2,115)	(173)		(1,002)	(1,981)	(1,320)	(23)		(12)		(121)		(64)		(107)
Total Dividends and Distributions $ $	(10,951)	(559	) $	(3,794)	$(10,671)	$(7,636)	$(95	) $	(59	) $	(530	) $	(358	) $	(623)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											SAM Conservative Growth Portfolio
											Year Ended				Year Ended
											October 31, 2014				October 31, 2013
Operations
Net investment income (loss)											$		34,716			$34,212
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												102,217				128,546
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												157,107				357,370
		Net Increase (Decrease) in Net Assets Resulting from Operations										294,040				520,128

Dividends and Distributions to Shareholders
From net investment income													(37,744)			(37,712)
From net realized gain on investments													(26,302)			–
						Total Dividends and Distributions							(64,046)			(37,712)

Capital Share Transactions
Net increase (decrease) in capital share transactions													32,336			(28,259)
					Total Increase (Decrease) in Net Assets							262,330				454,157

Net Assets
Beginning of period												3,010,389				2,556,232
End of period (including undistributed net investment income as set forth below)												$3,272,719				$3,010,389
Undistributed (overdistributed) net investment income (loss)											$		2,713			$5,741

	Class A	Class B	Class C		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$168,703	$782		$63,476	$90,413	$42,885	$1,178		$1,227		$5,477		$6,638		$20,443
Reinvested	29,395	887		7,886	9,814	12,404	68		148		576		514		1,605
Redeemed	(182,989)	(38,774)		(68,382)	(59,775)	(54,227)	(1,479)		(1,801)		(8,136)		(6,004)		(10,616)
Net Increase (Decrease)	$15,109	$(37,105	) $	2,980	$40,452	$1,062	$(233	) $	(426	) $	(2,083	) $	1,148		$11,432
Shares:
Sold	9,317	44		3,697	5,127	2,390	66		70		311		374		1,155
Reinvested	1,656	52		470	568	710	4		8		34		30		93
Redeemed	(10,096)	(2,206)		(3,982)	(3,383)	(3,024)	(85)		(103)		(460)		(341)		(595)
Net Increase (Decrease)	877	(2,110)		185	2,312	76	(15)		(25)		(115)		63		653
Year Ended October 31, 2013
Dollars:
Sold	$161,724	$1,779		$51,327	$93,614	$36,844	$712		$2,988		$9,448		$7,669		$14,438
Reinvested	17,968	542		3,838	5,397	7,934	44		70		263		246		872
Redeemed	(202,515)	(65,140)		(70,455)	(53,848)	(36,049)	(909)		(1,840)		(4,652)		(5,020)		(5,548)
Net Increase (Decrease)	$(22,823) $	(62,819)		$(15,290)	$45,163	$8,729	$(153	) $	1,218		$5,059		$2,895		$9,762
Shares:
Sold	10,074	117		3,354	6,008	2,345	46		192		603		487		917
Reinvested	1,212	38		272	374	545	3		5		18		17		60
Redeemed	(12,749)	(4,236)		(4,664)	(3,464)	(2,287)	(58)		(118)		(302)		(327)		(356)
Net Increase (Decrease)	(1,463)	(4,081)		(1,038)	2,918	603	(9)		79		319		177		621

Distributions:
Year Ended October 31, 2014
From net investment income $	(18,085)	$(145	) $	(3,539)	$(6,053)	$(8,160)	$(32	) $	(78	) $	(333	) $	(315	) $	(1,004)
From net realized gain on
investments	(11,765)	(755)		(4,616)	(3,769)	(4,248)	(36)		(70)		(243)		(199)		(601)
Total Dividends and Distributions $	(29,850)	$(900	) $	(8,155)	$(9,822) $	(12,408)	$(68	) $	(148	) $	(576	) $	(514	) $	(1,605)
Year Ended October 31, 2013
From net investment income $	(18,292)	$(553	) $	(4,028)	$(5,407)	$(7,937)	$(44	) $	(70	) $	(263	) $	(246	) $	(872)
From net realized gain on
investments	–	–		–	–	–	–		–		–		–		–
Total Dividends and Distributions $	(18,292)	$(553	) $	(4,028)	$(5,407)	$(7,937)	$(44	) $	(70	) $	(263	) $	(246	) $	(872)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SAM Flexible Income Portfolio
									Year Ended				Year Ended
									October 31, 2014				October 31, 2013
Operations
Net investment income (loss)									$		47,777			$43,694
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											21,207			28,471
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											48,443			39,722
		Net Increase (Decrease) in Net Assets Resulting from Operations								117,427				111,887

Dividends and Distributions to Shareholders
From net investment income											(47,578)			(44,976)
From net realized gain on investments											(27,718)			(14,282)
					Total Dividends and Distributions						(75,296)			(59,258)

Capital Share Transactions
Net increase (decrease) in capital share transactions										218,348				257,434
				Total Increase (Decrease) in Net Assets						260,479				310,063

Net Assets
Beginning of period										1,809,607				1,499,544
End of period (including undistributed net investment income as set forth below)										$2,070,086				$1,809,607
Undistributed (overdistributed) net investment income (loss)									$		199			$–
	Class A	Class B	Class C	Class J	Institutional	R-1	R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$174,672	$565	$90,762	$192,986	$21,324	$275	$294		$3,483		$3,379		$5,942
Reinvested	29,655	665	8,890	25,926	7,754	29	50		414		491		762
Redeemed	(146,495)	(9,495)	(53,794)	(99,032)	(27,335)	(621)	(912)		(4,206)		(4,459)		(3,621)
Net Increase (Decrease)	$57,832	$(8,265)	$45,858	$119,880	$1,743	$(317)	$(568	) $	(309)		$(589)		$3,083
Shares:
Sold	14,011	46	7,346	15,592	1,713	22	24		282		271		480
Reinvested	2,400	54	727	2,112	629	2	4		34		40		62
Redeemed	(11,767)	(763)	(4,359)	(8,016)	(2,200)	(50)	(75)		(339)		(361)		(292)
Net Increase (Decrease)	4,644	(663)	3,714	9,688	142	(26)	(47)		(23)		(50)		250
Year Ended October 31, 2013
Dollars:
Sold	$213,657	$1,870	$75,620	$215,263	$27,076	$438	$867		$3,652		$7,675		$5,829
Reinvested	24,033	920	6,898	18,394	6,955	32	60		334		363		560
Redeemed	(152,730)	(18,382)	(55,283)	(84,117)	(33,138)	(278)	(1,063)		(2,577)		(2,941)		(2,553)
Net Increase (Decrease)	$84,960	$(15,592)	$27,235	$149,540	$893	$192	$(136	) $	1,409		$5,097		$3,836
Shares:
Sold	17,627	155	6,287	17,883	2,236	36	72		303		640		483
Reinvested	1,996	77	578	1,537	579	3	5		28		30		47
Redeemed	(12,609)	(1,517)	(4,598)	(6,989)	(2,743)	(23)	(88)		(214)		(245)		(212)
Net Increase (Decrease)	7,014	(1,285)	2,267	12,431	72	16	(11)		117		425		318

Distributions:
Year Ended October 31, 2014
From net investment income $	(19,103)	$(327)	$(5,071) $	(16,886)	$(5,102)	$(16)	$(29	) $	(250	) $	(298	) $	(496)
From net realized gain on
investments	(10,979)	(350)	(3,972)	(9,106)	(2,654)	(13)	(21)		(164)		(193)		(266)
Total Dividends and Distributions $	(30,082)	$(677)	$(9,043) $	(25,992)	$(7,756)	$(29)	$(50	) $	(414	) $	(491	) $	(762)
Year Ended October 31, 2013
From net investment income $	(18,678)	$(591)	$(4,957) $	(14,321)	$(5,388)	$(23)	$(44	) $	(250	) $	(292	) $	(432)
From net realized gain on
investments	(5,809)	(349)	(2,134)	(4,113)	(1,569)	(9)	(16)		(84)		(71)		(128)
Total Dividends and Distributions $	(24,487)	$(940)	$(7,091) $	(18,434)	$(6,957)	$(32)	$(60	) $	(334	) $	(363	) $	(560)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											SAM Strategic Growth Portfolio
											Year Ended		Year Ended
											October 31, 2014		October 31, 2013
Operations
Net investment income (loss)											$	17,813		$16,510
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												94,122		121,311
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												97,180		240,577
			Net Increase (Decrease) in Net Assets Resulting from Operations								209,115			378,398

Dividends and Distributions to Shareholders
From net investment income												(19,180)		(17,084)
From net realized gain on investments												(13,887)		–
							Total Dividends and Distributions					(33,067)		(17,084)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(48,943)		(42,941)
						Total Increase (Decrease) in Net Assets					127,105			318,373

Net Assets
Beginning of period											1,886,072			1,567,699
End of period (including undistributed net investment income as set forth below)											$2,013,177			$1,886,072
Undistributed (overdistributed) net investment income (loss)											$	5,432		$6,799
	Class A		Class B		Class C	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$100,668		$585		$35,497	$39,944	$26,851	$1,080		$1,004	$3,297	$6,294	$9,810
Reinvested	16,489		521		3,857	4,922	5,586	57		69	342	295	567
Redeemed	(136,073)		(29,695)		(52,474)	(38,730)	(31,193)	(1,454)		(988)	(6,841)	(3,139)	(6,091)
Net Increase (Decrease)	$(18,916)		$(28,589)		$(13,120)	$6,136	$1,244	$(317)		$85	$(3,202)	$3,450	$4,286
Shares:
Sold	4,845		31		1,826	1,972	1,304	55		50	161	308	484
Reinvested	811		27		204	248	280	3		3	17	15	28
Redeemed	(6,537)		(1,519)		(2,699)	(1,909)	(1,517)	(74)		(49)	(337)	(155)	(298)
Net Increase (Decrease)	(881)		(1,461)		(669)	311	67	(16)		4	(159)	168	214
Year Ended October 31, 2013
Dollars:
Sold	$102,373		$764		$27,899	$51,820	$27,102	$825		$1,630	$6,389	$10,698	$7,115
Reinvested	9,063		106		1,426	2,452	3,223	26		23	153	90	281
Redeemed	(134,287)		(47,107)		(47,102)	(31,949)	(22,315)	(304)		(688)	(4,335)	(4,977)	(3,335)
Net Increase (Decrease)	$(22,851) $		(46,237)		$(17,777)	$22,323	$8,010	$547		$965	$2,207	$5,811	$4,061
Shares:
Sold	5,716		45		1,648	2,961	1,531	49		95	369	628	402
Reinvested	554		7		93	154	201	2		1	10	6	18
Redeemed	(7,574)		(2,825)		(2,823)	(1,837)	(1,281)	(18)		(40)	(256)	(282)	(196)
Net Increase (Decrease)	(1,304)		(2,773)		(1,082)	1,278	451	33		56	123	352	224

Distributions:
Year Ended October 31, 2014
From net investment income $	(10,062)		$(21	) $	(1,523)	$(3,040)	$(3,734)	$(27	) $	(37)	$(197)	$(180)	$(359)
From net realized gain on
investments	(6,646)		(507)		(2,450)	(1,884)	(1,870)	(30)		(32)	(145)	(115)	(208)
Total Dividends and Distributions $	(16,708)		$(528	) $	(3,973)	$(4,924)	$(5,604)	$(57	) $	(69)	$(342)	$(295)	$(567)
Year Ended October 31, 2013
From net investment income $	(9,213	) $	(108	) $	(1,508)	$(2,452)	$(3,230)	$(26	) $	(23)	$(153)	$(90)	$(281)
From net realized gain on
investments	–		–		–	–	–	–		–	–	–	–
Total Dividends and Distributions $	(9,213	) $	(108	) $	(1,508)	$(2,452)	$(3,230)	$(26	) $	(23)	$(153)	$(90)	$(281)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Short-Term Income Fund
									Year Ended		Year Ended
									October 31, 2014		October 31, 2013
Operations
Net investment income (loss)									$	33,087		$25,287
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										7,291		9,035
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(12,438)		(12,401)
		Net Increase (Decrease) in Net Assets Resulting from Operations								27,940		21,921

Dividends and Distributions to Shareholders
From net investment income										(32,788)		(23,658)
From net realized gain on investments										(979)		–
						Total Dividends and Distributions				(33,767)		(23,658)

Capital Share Transactions
Net increase (decrease) in capital share transactions									761,881			258,029
					Total Increase (Decrease) in Net Assets				756,054			256,292

Net Assets
Beginning of period									1,782,122			1,525,830
End of period (including undistributed net investment income as set forth below)									$2,538,176			$1,782,122
Undistributed (overdistributed) net investment income (loss)									$	3,154		$2,859
	Class A	Class C	Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$93,607	$22,145	$35,492	$124,787		$1,018,630	$554	$594	$12,454	$12,996	$6,537
Reinvested	4,323	529	1,654		629	24,796	14	18	139	97	92
Redeemed	(156,237)	(37,638)	(41,219)		(109,699)	(238,125)	(946)	(288)	(8,827)	(3,171)	(2,056)
Net Increase (Decrease)	$(58,307) $	(14,964)	$(4,073)		$15,717	$805,301	$(378)	$324	$3,766	$9,922	$4,573
Shares:
Sold	7,642	1,807	2,898		10,193	83,261	45	49	1,016	1,061	534
Reinvested	353	43	135		51	2,023	1	1	11	8	7
Redeemed	(12,754)	(3,071)	(3,367)		(8,957)	(19,448)	(77)	(24)	(720)	(259)	(168)
Net Increase (Decrease)	(4,759)	(1,221)	(334)		1,287	65,836	(31)	26	307	810	373
Year Ended October 31, 2013
Dollars:
Sold	$232,786	$47,597	$65,046		$97,641	$389,920	$673	$1,238	$10,743	$3,385	$16,078
Reinvested	4,583	413	1,414		421	15,800	15	14	91	45	86
Redeemed	(259,894)	(41,878)	(48,961)		(82,531)	(167,397)	(1,083)	(802)	(10,420)	(2,157)	(14,837)
Net Increase (Decrease)	$(22,525)	$6,132	$17,499		$15,531	$238,323	$(395)	$450	$414	$1,273	$1,327
Shares:
Sold	18,983	3,880	5,304		7,964	31,819	55	101	876	276	1,316
Reinvested	373	33	115		35	1,288	1	1	7	4	7
Redeemed	(21,218)	(3,413)	(3,997)		(6,729)	(13,659)	(88)	(65)	(849)	(176)	(1,212)
Net Increase (Decrease)	(1,862)	500	1,422		1,270	19,448	(32)	37	34	104	111

Distributions:
Year Ended October 31, 2014
From net investment income $	(4,570)	$(554)	$(1,607	) $	(970) $	(24,743)	$(13)	$(17)	$(130)	$(95)	$(89)
From net realized gain on
investments	(179)	(56)	(66)		(28)	(634)	(1)	(1)	(9)	(2)	(3)
Total Dividends and Distributions $	(4,749)	$(610)	$(1,673	) $	(998) $	(25,377)	$(14)	$(18)	$(139)	$(97)	$(92)
Year Ended October 31, 2013
From net investment income $	(4,873)	$(471)	$(1,434	) $	(724) $	(15,899)	$(15)	$(14)	$(91)	$(45)	$(92)
From net realized gain on
investments	–	–	–		–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,873)	$(471)	$(1,434	) $	(724) $	(15,899)	$(15)	$(14)	$(91)	$(45)	$(92)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										SmallCap Blend Fund
										Year Ended			Year Ended
										October 31, 2014			October 31, 2013
Operations
Net investment income (loss)											$(609)		$	1,171
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											64,485			56,606
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(24,171)			83,602
		Net Increase (Decrease) in Net Assets Resulting from Operations									39,705			141,379

Dividends and Distributions to Shareholders
From net investment income											(158)			(1,547)
From net realized gain on investments											(35,644)			(2,003)
						Total Dividends and Distributions					(35,802)			(3,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions											18,085			(9,224)
				Total Increase (Decrease) in Net Assets							21,988			128,605

Net Assets
Beginning of period										487,094				358,489
End of period (including undistributed net investment income as set forth below)										$509,082				$487,094
Undistributed (overdistributed) net investment income (loss)											$9		$	98
	Class A	Class B	Class C	Class J		Class P	Institutional		R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014 (a)
Dollars:
Sold	$31,748	$70	$5,440	$16,496		$75	$6,647		$626	$757	$2,883		$1,663	$2,494
Reinvested	12,875	260	937	14,946		–	4,677		180	218	438		303	809
Redeemed	(34,544)	(1,149)	(2,870)	(32,788)		–	(4,755)		(1,116)	(1,041)	(2,894)		(2,157)	(3,143)
Net Increase (Decrease)	$10,079	$(819)	$3,507	$(1,346	) $	75	$6,569		$(310)	$(66)	$427		$(191)	$160
Shares:
Sold	1,465	4	263	787		3	292		29	35	133		74	110
Reinvested	608	13	47	732		–	211		9	11	21		14	37
Redeemed	(1,594)	(58)	(141)	(1,566)		–	(206)		(53)	(49)	(133)		(96)	(138)
Net Increase (Decrease)	479	(41)	169	(47)		3	297		(15)	(3)	21		(8)	9
Year Ended October 31, 2013
Dollars:
Sold	$22,398	$229	$3,615	$18,811		N/A	$1,364		$537	$646	$1,178		$1,825	$3,210
Reinvested	1,124	26	45	1,489		N/A	639		14	14	47		32	107
Redeemed	(25,623)	(2,349)	(2,248)	(25,665)		N/A	(898)		(898)	(1,359)	(1,780)		(1,809)	(3,945)
Net Increase (Decrease)	$(2,101)	$(2,094)	$1,412	$(5,365)		N/A	$1,105		$(347)	$(699)	$(555	) $	48	$(628)
Shares:
Sold	1,189	13	199	1,042		N/A	71		31	36	64		95	171
Reinvested	70	2	3	97		N/A	39		1	1	3		2	7
Redeemed	(1,411)	(141)	(128)	(1,477)		N/A	(46)		(50)	(82)	(99)		(93)	(213)
Net Increase (Decrease)	(152)	(126)	74	(338)		N/A	64		(18)	(45)	(32)		4	(35)

Distributions:
Year Ended October 31, 2014 (a)
From net investment income $	– $	– $	– $	– $		–	$(154)	$	– $	– $	– $		–	$(4)
From net realized gain on
investments	(12,988)	(263)	(973)	(14,951)		–	(4,523)		(180)	(220)	(438)		(303)	(805)
Total Dividends and Distributions $	(12,988)	$(263)	$(973) $	(14,951)		$–	$(4,677)		$(180)	$(220)	$(438	) $	(303)	$(809)
Year Ended October 31, 2013
From net investment income $	(414)	$(1)	$(2)	$(642)		N/A	$(392)		$(2)	$(1)	$(20	) $	(15)	$(58)
From net realized gain on
investments	(719)	(26)	(45)	(848)		N/A	(247)		(12)	(13)	(27)		(17)	(49)
Total Dividends and Distributions $	(1,133)	$(27)	$(47)	$(1,490)		N/A	$(639)		$(14)	$(14)	$(47	) $	(32)	$(107)

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										SmallCap Growth Fund I
										Year Ended	Year Ended
										October 31, 2014	October 31, 2013
Operations
Net investment income (loss)										$(12,101)	$(11,439)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										283,206	204,025
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(169,608)	333,035
		Net Increase (Decrease) in Net Assets Resulting from Operations								101,497	525,621

Dividends and Distributions to Shareholders
From net realized gain on investments										(191,666)	(87,990)
							Total Dividends and Distributions			(191,666)	(87,990)

Capital Share Transactions
Net increase (decrease) in capital share transactions										102,585	(8,787)
					Total Increase (Decrease) in Net Assets					12,416	428,844

Net Assets
Beginning of period										1,834,039	1,405,195
End of period (including undistributed net investment income as set forth below)										$1,846,455	$1,834,039
Undistributed (overdistributed) net investment income (loss)										$(69)	$(28)
	Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$10,105	$149,081	$575		$1,711		$6,329	$3,747	$12,246
Issued in acquisitions	31,107	156,046	1,125		2,825		3,857	3,653	6,616
Reinvested	3,819	179,715	301		467		2,165	1,740	3,443
Redeemed	(21,294)	(421,634)	(1,512)		(2,327)		(8,545)	(8,080)	(14,696)
Net Increase (Decrease)	$23,737	$63,208	$489		$2,676		$3,806	$1,060	$7,609
Shares:
Sold	858	10,570	45		137		490	281	904
Issued in acquisitions	2,807	11,756	94		242		319	292	516
Reinvested	331	13,032	24		39		172	134	258
Redeemed	(1,861)	(30,658)	(121)		(191)		(682)	(613)	(1,100)
Net Increase (Decrease)	2,135	4,700	42		227		299	94	578
Year Ended October 31, 2013
Dollars:
Sold	$7,386	$185,173	$923		$1,433		$7,077	$4,563	$18,643
Reinvested	1,618	82,875	175		203		783	792	1,540
Redeemed	(7,668)	(283,561)	(1,551)		(1,541)		(4,337)	(5,004)	(18,309)
Net Increase (Decrease)	$1,336	$(15,513)	$(453	) $	95		$3,523	$351	$1,874
Shares:
Sold	664	14,923	79		126		607	379	1,473
Reinvested	171	7,507	17		21		76	75	143
Redeemed	(720)	(21,438)	(128)		(138)		(387)	(400)	(1,488)
Net Increase (Decrease)	115	992	(32)		9		296	54	128

Distributions:
Year Ended October 31, 2014
From net investment income $	–	$ –	$–		$–		$–	$–	$–
From net realized gain on
investments	(3,821)	(179,716)	(301)		(480)		(2,165)	(1,740)	(3,443)
Total Dividends and Distributions $	(3,821) $	(179,716)	$(301	) $	(480	) $	(2,165)	$(1,740)	$(3,443)
Year Ended October 31, 2013
From net investment income $	–	$ –	$–		$–		$–	$–	$–
From net realized gain on
investments	(1,618)	(82,875)	(175)		(207)		(783)	(792)	(1,540)
Total Dividends and Distributions $	(1,618) $	(82,875)	$(175	) $	(207	) $	(783)	$(792)	$(1,540)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap S&P 600 Index Fund
									Year Ended	Year Ended
									October 31, 2014	October 31, 2013
Operations
Net investment income (loss)									$8,879	$7,247
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									72,137	37,930
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									4,419	185,005
			Net Increase (Decrease) in Net Assets Resulting from Operations						85,435	230,182

Dividends and Distributions to Shareholders
From net investment income									(5,982)	(6,771)
From net realized gain on investments									(24,464)	–
						Total Dividends and Distributions			(30,446)	(6,771)

Capital Share Transactions
Net increase (decrease) in capital share transactions									61,701	185,014
					Total Increase (Decrease) in Net Assets				116,690	408,425

Net Assets
Beginning of period									948,391	539,966
End of period (including undistributed net investment income as set forth below)									$1,065,081	$948,391
Undistributed (overdistributed) net investment income (loss)									$6,904	$3,982

	Class J	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014
Dollars:
Sold	$20,887	$149,459		$5,160	$7,179	$52,451	$20,944	$57,363
Reinvested	4,349		13,034	363	541	3,199	2,572	6,353
Redeemed	(27,288)		(100,240)	(6,372)	(8,764)	(33,321)	(25,772)	(80,396)
Net Increase (Decrease)	$(2,052)		$62,253	$(849)	$(1,044)	$22,329	$(2,256)	$(16,680)
Shares:
Sold	890		6,114	214	289	2,104	841	2,300
Reinvested	186		536	15	22	130	104	255
Redeemed	(1,163)		(4,090)	(264)	(360)	(1,341)	(1,039)	(3,227)
Net Increase (Decrease)	(87)		2,560	(35)	(49)	893	(94)	(672)
Year Ended October 31, 2013
Dollars:
Sold	$25,484	$151,481		$5,966	$6,135	$38,864	$28,856	$65,181
Reinvested	1,040		3,063	58	95	619	557	1,329
Redeemed	(21,108)		(60,364)	(4,302)	(6,861)	(16,763)	(12,559)	(21,757)
Net Increase (Decrease)	$5,416		$94,180	$1,722	$(631)	$22,720	$16,854	$44,753
Shares:
Sold	1,273		7,198	295	301	1,863	1,369	3,015
Reinvested	60		170	3	5	34	30	72
Redeemed	(1,070)		(2,902)	(213)	(341)	(797)	(608)	(1,069)
Net Increase (Decrease)	263		4,466	85	(35)	1,100	791	2,018

Distributions:
Year Ended October 31, 2014
From net investment income $	(671	) $	(3,133)	$(8)	$(34)	$(419)	$(441)	$(1,276)
From net realized gain on
investments	(3,679)		(9,935)	(355)	(507)	(2,780)	(2,131)	(5,077)
Total Dividends and Distributions $	(4,350) $		(13,068)	$(363)	$(541)	$(3,199)	$(2,572)	$(6,353)
Year Ended October 31, 2013
From net investment income $	(1,041	) $	(3,072)	$(58)	$(95)	$(619)	$(557)	$(1,329)
From net realized gain on
investments	–		–	–	–	–	–	–
Total Dividends and Distributions $	(1,041	) $	(3,072)	$(58)	$(95)	$(619)	$(557)	$(1,329)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											SmallCap Value Fund II
										Year Ended		Year Ended
										October 31, 2014		October 31, 2013
Operations
Net investment income (loss)										$	3,590	$11,501
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											136,660	155,004
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											2,506	232,102
		Net Increase (Decrease) in Net Assets Resulting from Operations									142,756	398,607

Dividends and Distributions to Shareholders
From net investment income											(7,271)	(14,153)
From net realized gain on investments											(98,502)	–
							Total Dividends and Distributions				(105,773)	(14,153)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(21,399)	59,682
				Total Increase (Decrease) in Net Assets							15,584	444,136

Net Assets
Beginning of period											1,547,212	1,103,076
End of period (including undistributed net investment income as set forth below)											$1,562,796	$1,547,212
Undistributed (overdistributed) net investment income (loss)										$	1,046	$4,167
	Class A	Class J	Class P	Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2014 (a)
Dollars:
Sold	$249	$3,462	$15	$82,991			$376	$895	$3,013	$3,705	$8,020
Reinvested	–	1,219	–	100,947			141	390	813	767	1,496
Redeemed	(32)	(3,805)	–	(205,532)			(773)	(2,927)	(4,334)	(2,967)	(9,528)
Net Increase (Decrease)	$217	$876	$15	$(21,594)			$(256)	$(1,642)	$(508)	$1,505	$(12)
Shares:
Sold	18	256	1	6,025			29	69	222	275	592
Reinvested	–	93	–	7,515			11	30	62	58	113
Redeemed	(2)	(281)	–	(14,942)			(60)	(223)	(323)	(218)	(707)
Net Increase (Decrease)	16	68	1	(1,402)			(20)	(124)	(39)	115	(2)
Year Ended October 31, 2013
Dollars:
Sold	N/A	$5,315	N/A	$225,126			$458	$2,123	$2,463	$2,043	$8,833
Reinvested	N/A	77	N/A	13,687			9	32	51	85	212
Redeemed	N/A	(2,978)	N/A	(174,421)			(902)	(3,419)	(2,231)	(3,143)	(13,738)
Net Increase (Decrease)	N/A	$2,414	N/A	$64,392			$(435)	$(1,264)	$283	$(1,015)	$(4,693)
Shares:
Sold	N/A	453	N/A	17,844			41	182	213	177	768
Reinvested	N/A	8	N/A	1,302			1	3	5	8	20
Redeemed	N/A	(256)	N/A	(14,837)			(77)	(302)	(205)	(267)	(1,158)
Net Increase (Decrease)	N/A	205	N/A	4,309			(35)	(117)	13	(82)	(370)

Distributions:
Year Ended October 31, 2014 (a)
From net investment income $	–	$–	$–	$(7,197)	$		– $	– $	(4)	$(17)	$(53)
From net realized gain on
investments	–	(1,219)	–	(93,750)			(141)	(390)	(809)	(750)	(1,443)
Total Dividends and Distributions $	–	$(1,219)	$–	$(100,947		) $	(141)	$(390)	$(813)	$(767)	$(1,496)
Year Ended October 31, 2013
From net investment income	N/A	$(77)	N/A	$(13,687)			$(9)	$(32)	$(51)	$(85)	$(212)
From net realized gain on
investments	N/A	–	N/A	–			–	–	–	–	–
Total Dividends and Distributions	N/A	$(77)	N/A	$(13,687)			$(9)	$(32)	$(51)	$(85)	$(212)

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund and SmallCap Value Fund II (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, and R-5. Class B shares of the Funds are no longer available for purchase. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B, Class C, and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective March 1, 2013, the initial purchase of $10,000 of Class A shares of High Yield Fund I was made by Principal Management Corporation (the "Manager").

Effective March 1, 2013, the initial purchases of $10,000 of Class A shares of LargeCap Growth Fund I was made by the Manager.

Effective March 1, 2013, the initial purchase of $10,000 of Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 shares of Principal Lifetime 2060 Fund was made by the Manager.

Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

On April 25, 2013, the Manager made a payment to Money Market Fund to cover certain realized losses related to prior year’s security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

Effective April 25, 2014, SmallCap Growth Fund I acquired all the assets and assumed all the liabilities of SmallCap Growth Fund II pursuant to a plan of acquisition approved by shareholders on April 18, 2014. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 19,785,000 shares from SmallCap Growth Fund II for 16,026,000 shares valued at $205,229,000 of SmallCap Growth Fund I at an approximate exchange rate of .80, .81, .81, .80, .81, .81, and .81 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Growth Fund II, with a fair value of approximately $205,017,000 and a cost of $174,133,000, were the primary assets acquired by SmallCap Growth Fund I. For financial reporting purposes, assets received and shares issued by SmallCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from SmallCap Growth Fund II was carried forward to align ongoing reporting of SmallCap Growth Fund I’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Growth Fund II and SmallCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $205,511,000 ($589,000 of accumulated realized gains and $30,884,000 of unrealized appreciation), and $1,762,494,000, respectively. The aggregate net assets of SmallCap Growth Fund I immediately following the acquisition were $1,968,005,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

1. Organization (continued)

Assuming the acquisition had been completed on November 1, 2013, the beginning of the fiscal year for SmallCap Growth Fund I, SmallCap Growth Fund I’s pro forma results of operations for the year ended October 31, 2014, would have been $12,911,000 of net investment loss, $110,826,000 of net realized and unrealized gain on investments, and $97,915,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Growth Fund I that have been included in the SmallCap Growth Fund I’s statement of operations since April 25, 2014.

Effective June 3, 2014, the initial purchases of $10,000 of Class A and Class P shares of International Fund I, MidCap Value Fund III, and SmallCap Value Fund II were made by the Manager.

Effective June 3, 2014, the initial purchases of $10,000 of Class P shares of LargeCap Growth Fund I, LargeCap Value Fund, and SmallCap Blend Fund were made by the Manager.

Effective June 6, 2014, LargeCap Value Fund III acquired all the assets and assumed all the liabilities of LargeCap Value Fund I pursuant to a plan of acquisition approved by shareholders on May 30, 2014. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 29,485,000 shares from LargeCap Value Fund I for 13,021,000 shares valued at $199,883,000 of LargeCap Value Fund III at an approximate exchange rate of .44, .45, .45, .43, .44, and .45 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of LargeCap Value Fund I, with a fair value of approximately $190,949,000 and a cost of $155,028,000, were the primary assets acquired by LargeCap Value Fund III. For financial reporting purposes, assets received and shares issued by LargeCap Value Fund III were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Fund I was carried forward to align ongoing reporting of LargeCap Value Fund III’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Value Fund I and LargeCap Value Fund III immediately prior to the acquisition in accordance with U.S. GAAP were approximately $199,883,000 ($395,830,000 of accumulated realized gains and $35,921,000 of unrealized appreciation), and $2,702,377,000, respectively. The aggregate net assets of LargeCap Value Fund III immediately following the acquisition were $2,902,260,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2013, the beginning of the fiscal year for LargeCap Value Fund III, LargeCap Value Fund III’s pro forma results of operations for the year ended October 31, 2014, would have been $42,794,000 of net investment gain, $354,205,000 of net realized and unrealized gain on investments, and $396,999,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Fund III that have been included in LargeCap Value Fund III’s statement of operations since June 6, 2014.

Effective September 30, 2014, the initial purchases of $10,000 of Institutional shares of Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund were made by the Manager.

2. Significant Accounting Policies

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

2. Significant Accounting Policies (continued)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund values its securities, other than holdings of other publically traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publically traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

2. Significant Accounting Policies (continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Core Plus		Diversified		Global Diversified		Global Real Estate
Bond Fund I		International Fund		Income Fund		Securities Fund
Euro	7.3%	Euro	16.6%	Euro	5.9%	Japanese Yen	12.8%
		Japanese Yen	16.5			Hong Kong Dollar	7.1
		British Pound Sterling	14.2			British Pound Sterling	7.0
		Canadian Dollar	11.6			Australian Dollar	6.2
		Swiss Franc	7.2			Euro	6.1

International
Emerging Markets Fund		International Fund I		Overseas Fund
Hong Kong Dollar	19.2%	Japanese Yen	21.9%	Euro	29.5%
South Korean Won	15.7	Hong Kong Dollar	14.6	British Pound Sterling	19.7
New Taiwan Dollar	12.9	British Pound Sterling	11.5	Japanese Yen	13.7
Brazilian Real	8.3	New Taiwan Dollar	6.8	Swiss Franc	12.7
Indian Rupee	7.8	Euro	6.6
South African Rand	7.2	Canadian Dollar	6.0
Mexican Peso	5.1

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

2. Significant Accounting Policies (Continued)

In addition to the expenses that each of the Principal LifeTime Funds, Prinicpal LifeTime Hybrid Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Short-Term Income Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At October 31, 2014, Diversified International Fund had no foreign tax refund receivable and had a deferred tax liability of $1,195,000 and International Emerging Markets Fund had no foreign tax refund receivable and had a deferred tax liability of $49,000 relating to foreign securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended October 31, 2014, Global Diversified Income Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund II, MidCap Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, Real Estate Securities Fund, Short-Term Income Fund, and SmallCap S&P 600 Index Fund each borrowed from the Facility. Bond & Mortgage Securities Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, and SmallCap Value Fund II each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended October 31, 2014, Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Diversified International Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap Growth Fund II, MidCap Growth Fund, MidCap Growth Fund III, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Short-Term Income Fund, SmallCap Growth Fund I, and SmallCap Value Fund II, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies (Continued)

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Agreements or similar agreements.

As of October 31, 2014, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Bond & Mortgage Securities Fund
Financial Derivative Instruments: Over the Counter Summary

Counterparty
Barclays Bank PLC
Assets*
Credit Default Swap	$2,201
Collateral (Received)/Pledged**	(2,201)
Net Exposure	$—

Fund: Core Plus Bond Fund I
Financial Derivative Instruments: Over the Counter Summary

						Counterparty
								JP		RBC	Royal
	Bank of	Barclays	BNP		Deutsche	Goldman	HSBC	Morgan	Morgan	Dominion	Bank of
	America	Bank PLC	Paribas	Citigroup	Bank	Sachs&Co	Securities	Chase	Stanley	Securities	Scotland	UBS AG	Total
Assets*
Credit Default Swaps	$270	$180	$25	$260	$184	$170	$308	$294	$98	$—	$14	$25	$1,828
Interest Rate Swaps	463	1	507	—	37	35	725	37	—	—	—	24	1,829
Foreign Currency
Contracts	21,246	7,497	2,844	20,375	2,566	3,919	2,305	4,146	—	1,575	—	3,698	70,171
Total OTC	$21,979	$7,678	$3,376	$20,635	$2,787	$4,124	$3,338	$4,477	$98	$1,575	$14	$3,747	$73,828

Liabilities*
Credit Default Swaps	$(6,619)	$(2,056)	$(38)	$(67)	$(114)	$(2)	$(331)	$(123)	$(518)	$—	$—	$—	$(9,868)
Written Credit Default
Swaptions	(2)	—	—	(1)	—	(2)	—	—	—	—	—	—	(5)
Written Capped Options	—	—	—	(4)	(1)	—	—	—	—	—	—	—	(5)
Interest Rate Swaps	—	(3)	(4)	—	(197)	(74)	(25)	—	(368)	—	—	—	(671)
Written Interest Rate
Swaptions	—	—	(9)	—	(142)	(697)	—	(24)	(1,072)	—	—	—	(1,944)
Foreign Currency
Contracts	(3,064)	(9,053)	(585)	(2,091)	(920)	(2,684)	(57)	(1,067)	(52)	(50)	—	(59)	(19,682)
Total OTC	$(9,685) $(11,112)		$(636)	$(2,163)	$(1,374)	$(3,459)	$(413)	$(1,214)	$(2,010)	$(50)	$—	$(59)	$(32,175)

Net Market Value of
OTC Derivatives	$12,294	$(3,434)	$2,740	$18,472	$1,413	$665	$2,925	$3,263	$(1,912)	$1,525	$14	$3,688	$41,653
Collateral
(Received)/Pledged**	(12,294)	3,434	(2,430)	(16,600)	(1,350)	—	(1,360)	(1,046)	1,897	(1,525)	—	(2,091)	(33,365)
Net Exposure	$—	$—	$310	$1,872	$63	$665	$1,565	$2,217	$(15)	$—	$14	$1,597	$8,288

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

3. Operating Policies (Continued)

Fund: Global Diversified Income Fund
Financial Derivative Instruments: Over the Counter Summary

	Counterparty
	JP Morgan Chase	Total
Assets*
Foreign Currency Contracts	$8,010	$8,010
Total OTC	$8,010	$8,010

Liabilities*
Foreign Currency Contracts	$(1,354)	$(1,354)
Total OTC	$(1,354)	$(1,354)

Net Market Value of OTC Derivatives	$6,656	$6,656
Collateral (Received)/Pledged**	(290)	(290)
Net Exposure	$6,366	$6,366

Fund: Inflation Protection Fund
Financial Derivative Instruments: Over the Counter Summary

		Counterparty
				Deutsche	JP Morgan
	Barclays Bank PLC	BNP Paribas	Citigroup	Bank AG	Chase	UBS AG	Total
Assets*
InterestRateSwaps	$30	$—	$—	$—	$—	$—	$30
Purchased Capped Options	4	—	—	—	—	—	4
Foreign Currency Contracts	607	206	—	49	104	2	968
Total OTC	$641	$206	$—	$49	$104	$2	$1,002

Liabilities*
Interest Rate Swaps	$(106)	$—	$—	$—	$—	$—	$(106)
Interest Rate Swaptions	(277)	—	—	—	—	—	(277)
Foreign Currency Contracts	(18)	—	(90)	—	—	—	(108)
Total OTC	$(401)	$—	$(90)	$—	$—	$—	$(491)

Net Market Value of OTC Derivatives	$240	$206	$(90)	$49	$104	$2	$511
Collateral (Received)/Pledged**	—	—	—	—	—	—	—
Net Exposure	$240	$206	$(90)	$49	$104	$2	$511

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at thetimeit wasclosed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period Core Plus Bond Fund I, Global Diversified Income Fund, and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the year ended October 31, 2014, were as follows:

Core Plus Bond Fund I		Notional Amount
	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	344	725,800	$2,978
Options written	122,050,460	1,908,800	10,984
Options expired	(11,100,569)	(1,441,000)	(7,387)
Options closed	(5,100,000)	(436,000)	(2,398)
Options exercised	(89)	(162,500)	(573)
Balance at end of period	105,850,146	595,100	3,604

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	129,517	$19,446
Options written	1,525,260	180,695
Options expired	(214,916)	(23,754)
Options closed	(1,091,922)	(139,974)
Options exercised	(216,747)	(22,166)
Balance at end of period	131,192	14,247

Inflation Protection Fund		Notional Amount
	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	400	37,200	$212
Options written	3,060	49,580	2,693
Options expired	(497)	—	(72)
Options closed	(786)	(53,480)	(1,804)
Options exercised	—	—	—
Balance at end of period	2,177	33,300	1,029

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Funds receive income for lending their securities in the form of fees and by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent. Security lending income is shown in each fund's statement of operations. The Funds continue to earn income on the securities loaned. As of October 31, 2014, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
MidCap Growth Fund	$1,718	$1,769
SmallCap Growth Fund I	87,283	90,027
SmallCap S&P 600 Index Fund	31,656	32,906

Sell-buyback arrangements. During the period Core Plus Bond Fund I entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a component of other expenses in the statements of operations. There were no sell-buyback arrangements outstanding at the end of the year.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies (Continued)

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of October 31, 2014, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/(loss)
Bond & Mortgage Securities Fund	$4,200	$—
Global Diversified Income Fund	13,342	(1)
High Yield Fund	51,900	—

Short Sales. Core Plus Bond Fund I, Global Diversified Income Fund, and LargeCap Blend Fund II entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Fund, Core Plus Bond Fund I, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2014 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of October 31, 2014, counterparties had pledged collateral for swap agreements of $2,747,424 for Bond & Mortgage Securities Fund, $38,727,000 for Core Plus Bond Fund I, and $1,355,677 for High Yield Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2014, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Bond & Mortgage Securities Fund	84.53%	LargeCap Growth Fund II	26.71%
Core Plus Bond Fund I	51.40	LargeCap S&P 500 Index Fund	44.16
Diversified International Fund	54.63	LargeCap Value Fund	85.77
Equity Income Fund	38.16	LargeCap Value Fund III	80.80
Global Diversified Income Fund	6.02	MidCap Fund	6.21
Global Real Estate Securities Fund	55.69	MidCap Growth Fund III	49.29
Government & High Quality Bond Fund	62.14	MidCap S&P 400 Index Fund	17.60
High Yield Fund	7.99	MidCap Value Fund III	73.10
High Yield Fund I	32.00	Overseas Fund	75.71
Income Fund	63.92	Principal Capital Appreciation Fund	42.67
Inflation Protection Fund	59.68	Short-Term Income Fund	43.34
International Emerging Markets Fund	61.05	SmallCap Growth Fund I	44.75
LargeCap Growth Fund	59.26	SmallCap S&P 600 Index Fund	18.73
LargeCap Growth Fund I	38.94	SmallCap Value Fund II	59.43

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives October 31, 2014			Liability Derivatives October 31, 2014
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$2,201	Payables, Net Assets Consist of Net unrealized	$1,223
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$301	Payables	$41
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$729	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	2,502		$1,993
Core Plus Bond Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$1,845	Payables, Net Assets Consist of Net unrealized	$9,873
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$70,171	Payables	$20,501
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$13,125* Payables, Net Assets Consist of Net unrealized		$9,488	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	85,141		$39,862
Global Diversified Income Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$64,767
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$8,652	Payables	$1,364
		Total$	8,652		$66,131
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$304	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$1,710	Payables	$—
		Total$	2,014
Inflation Protection Fund
Foreign exchange contracts	Receivables		$970	Payables	$108
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,546* Payables, Net Assets Consist of Net unrealized		$3,489	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	2,516		$3,597
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$193* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Blend Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$431* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$4,634* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,171* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,523* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$452* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,856* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,351* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

3. Operating Policies (Continued)

	Asset Derivatives October 31, 2014		Liability Derivatives October 31, 2014
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$526* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,729* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$716* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$484* Payables, Net Assets Consist of Net unrealized	$945	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$253* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,539* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,242* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,156* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$(3,734)	$651
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$107	$331
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$632	$(1,718)
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(2,995)	$(736)
Core Plus Bond Fund I
Credit contracts	Net realized gain (loss) from Options and	$3,744	$(105)
	swaptions and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Options and swaptions and Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$15,579	$55,986
	currency transactions and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$36,691	$(33,006)
	contracts, Options and swaptions, and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions, and Swap
	agreements
	Total	$56,014	$22,875

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2014

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain or (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Statement of Operations
Global Diversified Income Fund
Equity contracts	Net realized gain (loss) from Options and	$(2,407)	$(46,669)
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$13,987	$7,826
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$11,580	$(38,843)
High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$45	$304
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$5,369	$1,710
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$5,414	$2,014
High Yield Fund I
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(24)	$(2)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$6,744	$396
	transactions and Foreign currency
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(10,238)	$(1,378)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(3,494)	$(982)
International Fund I
Equity contracts	Net realized gain (loss) from Futures	$2,675	$(297)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$11,189	$—
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$13,864	$(297)
LargeCap Blend Fund II
Equity contracts	Net realized gain (loss) from Futures	$2,056	$(195)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$30,395	$(2,009)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$5,346	$113
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$14,353	$(803)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$5,620	$(984)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$13,445	$33
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$3,495	$2,321
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(99)	$97
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$3,682	$2,150
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$3,892	$(207)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$6,342	$(2,825)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$1,325	$(110)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$5,734	$1,113
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(1,505)	$1,400
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$4,628	$1,258
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Bond & Mortgage Securities Fund, Core Plus Bond Fund I, and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended October 31, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchase/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 as of October 31, 2014 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

Core Plus Bond Fund I	$6,606,200
Global Diversified Income Fund	16,450,966
SmallCap Value Fund II	9,635

Below are transfers from Level 2 to Level 1 as of October 31, 2014 due to the resumption of trading for previous thinly traded securities:

Global Diversified Income Fund	$20,695,325
High Yield Fund	700
High Yield Fund I	3,396,045
SmallCap Value Fund II	7,384

The following is a summary of the inputs used as of October 31, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$—	$2,660,818	$12,530	$2,673,348
Common Stocks*	—	—	—	—
Convertible Bonds	—	1,827	—	1,827
Investment Companies	133,802	—	—	133,802
Preferred Stocks
Communications	2,460	—	—	2,460
Financial	12,919	1,112	—	14,031
Utilities	2,028	—	—	2,028
Senior Floating Rate Interests	—	133,807	—	133,807
U.S. Government & Government Agency Obligations	—	1,380,589	—	1,380,589
Total investments in securities $	151,209	$4,178,153	$12,530	$4,341,892
Assets
Credit Contracts**
Credit Default Swaps	$—	$2,201	$—	$2,201
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$301	$—	$301
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(1,223)	$—	$(1,223)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(41)	$—	$(41)
Interest Rate Contracts**
Futures	$(729)	$—	$—	$(729)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Core Plus Bond Fund I
Bonds	$—		$1,682,144	$391	$1,682,535
Certificate of Deposit	—		64,691	—	64,691
Commercial Paper	—		155,614	—	155,614
Convertible Preferred Stocks
Financial	—		6,982	—	6,982
Investment Companies	6,668		—	—	6,668
Municipal Bonds	—		175,930	—	175,930
Preferred Stocks
Financial	—		6,673	—	6,673
Repurchase Agreements	—		612,900	—	612,900
Senior Floating Rate Interests	—		35,833	—	35,833
U.S. Government & Government Agency
Obligations	—		972,682	—	972,682
Total investments in securities $	6,668		$3,713,449	$391	$3,720,508
Assets
Credit Contracts**
Credit Default Swaps	$—		$1,828	$—	$1,828
Exchange Cleared Credit Default Swaps	—		17	—	17
Foreign Exchange Contracts**
Foreign Currency Contracts	$—		$70,171	$—	$70,171
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—		$933	$—	$933
Futures	10,363		—	—	10,363
Interest Rate Swaps	—		1,829	—	1,829
Liabilities
Credit Contracts**
Credit Default Swaps	$—		$(9,868)	$—	$(9,868)
Credit Default Swaptions	—		(5)	—	(5)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—		$(19,682)	$—	$(19,682)
Written Options	—		(819)	—	(819)
Interest Rate Contracts**
Capped Options	$—		$(5)	$—	$(5)
Exchange Cleared Interest Rate Swaps	—		(5,968)	—	(5,968)
Futures	(848)		—	—	(848)
Interest Rate Swaps	—		(671)	—	(671)
Interest Rate Swaptions	—		(1,944)	—	(1,944)
Written Options	(52)		—	—	(52)

Diversified International Fund
Common Stocks
Basic Materials		$—	$181,441	$—	$181,441
Communications		54,653	498,192	—	552,845
Consumer, Cyclical		132,285	523,397	—	655,682
Consumer, Non-cyclical		130,718	913,529	—	1,044,247
Energy		97,642	230,762	—	328,404
Financial		310,943	1,129,906	—	1,440,849
Industrial		124,591	558,151	—	682,742
Technology		—	268,260	—	268,260
Utilities		13,102	187,628	—	200,730
Investment Companies		147,497	—	—	147,497
Preferred Stocks
Consumer, Non-cyclical		—	20,857	—	20,857
	Total investments in securities $	1,011,431	$4,512,123	$—	$5,523,554

Equity Income Fund
Common Stocks*		$5,836,831	$—	$—	$5,836,831
Investment Companies		138,015	—	—	138,015
	Total investments in securities $	5,974,846	$—	$—	$5,974,846

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Diversified Income Fund
Bonds	$—	$5,593,124	$54,236	$5,647,360
Common Stocks
Basic Materials	14,160	40,290	—	54,450
Communications	98,755	104,550	11	203,316
Consumer, Cyclical	45,839	51,402	—	97,241
Consumer, Non-cyclical	128,340	138,119	—	266,459
Diversified	965	22,595	—	23,560
Energy	646,911	50,210	—	697,121
Financial	383,365	342,307	—	725,672
Industrial	84,071	166,134	—	250,205
Technology	70,863	19,907	—	90,770
Utilities	480,145	202,000	—	682,145
Convertible Bonds	—	—	5,786	5,786
Credit Linked Structured Notes	—	7,230	3,715	10,945
Investment Companies	322,924	—	—	322,924
Preferred Stocks
Communications	20,320	14,934	—	35,254
Financial	168,317	30,542	—	198,859
Industrial	18,867	254	—	19,121
Utilities	21,899	9,529	—	31,428
Senior Floating Rate Interests	—	553,528	—	553,528
Total investments in securities $	2,505,741	$7,346,655	$63,748	$9,916,144
Short Sales
Common Stocks
Exchange Traded Funds	$(20)	$—	$—	$(20)
Total Short Sales $	(20)	$—	$—	$(20)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$8,652	$—	$8,652
Liabilities
Equity Contracts**
Options	$(64,767)	$—	$—	$(64,767)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,364)	$—	$(1,364)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$—	$49,090	$—	$49,090
Consumer, Non-cyclical	18,339	—	—	18,339
Diversified	—	30,264	—	30,264
Financial	1,314,952	909,170	—	2,224,122
Investment Companies	14,628	—	—	14,628
Total investments in securities $	1,347,919	$988,524	$—	$2,336,443

Government & High Quality Bond Fund
Bonds	$—	$478,041	$19,838	$497,879
Investment Companies	17,843	—	—	17,843
U.S. Government & Government Agency Obligations	—	1,154,674	—	1,154,674
Total investments in securities $	17,843	$1,632,715	$19,838	$1,670,396

High Yield Fund
Bonds	$—	$3,156,995	$22,925	$3,179,920
Common Stocks*	—	—	—	—
Convertible Bonds	—	24,848	—	24,848
Investment Companies	150,101	—	—	150,101
Preferred Stocks
Financial	—	29,589	—	29,589
Senior Floating Rate Interests	—	274,312	—	274,312
Total investments in securities $	150,101	$3,485,744	$22,925	$3,658,770
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$304	$—	$304
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,710	$—	$1,710

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

High Yield Fund I
Bonds	$—	$1,579,211	$9,676	$1,588,887
Common Stocks
Basic Materials	—	—	1,273	1,273
Consumer, Cyclical	105	—	—	105
Financial	—	—	248	248
Industrial	475	—	11	486
Technology	—	—	—	—
Utilities	610	—	—	610
Convertible Bonds	—	—	614	614
Investment Companies	59,644	—	—	59,644
Preferred Stocks
Financial	3,868	2,049	—	5,917
Industrial	—	—	—	—
Technology	—	—	—	—
Senior Floating Rate Interests	—	109,156	—	109,156
Total investments in securities $	64,702	$1,690,416	$11,822	$1,766,940

Income Fund
Bonds	$—	$1,739,676	$12,327	$1,752,003
Common Stocks
Financial	—	—	5	5
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	36,708	—	36,708
Investment Companies	150,754	—	—	150,754
Senior Floating Rate Interests	—	16,861	—	16,861
U.S. Government & Government Agency Obligations	—	879,264	—	879,264
Total investments in securities $	150,754	$2,672,509	$12,332	$2,835,595

Inflation Protection Fund
Bonds	$—	$69,994	$—	$69,994
Investment Companies	2,717	—	—	2,717
U.S. Government & Government Agency Obligations	—	990,837	—	990,837
Purchased Capped Options	—	4	—	4
Purchased Options	992	2	—	994
Total investments in securities $	3,709	$1,060,837	$—	$1,064,546
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$968	$—	$968
Interest Rate Contracts**
Futures	$185	$—	$—	$185
Interest Rate Swaps	—	30	—	30
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(108)	$—	$(108)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(712)	$—	$(712)
Futures	(1,803)	—	—	(1,803)
Interest Rate Swaps	—	(106)	—	(106)
Interest Rate Swaptions	—	(277)	—	(277)
Options	(591)	—	—	(591)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$31,415	$50,288	$—	$81,703
Communications		30,139	242,853	—	272,992
Consumer, Cyclical		33,063	94,700	—	127,763
Consumer, Non-cyclical		119,290	125,640	—	244,930
Diversified		—	—	—	—
Energy		51,119	82,328	—	133,447
Financial		107,276	451,411	—	558,687
Industrial		23,405	115,823	—	139,228
Technology		—	278,542	—	278,542
Utilities		—	100,627	—	100,627
Investment Companies		31,631	—	—	31,631
Preferred Stocks
Communications		—	7,405	—	7,405
Consumer, Non-cyclical		—	9,858	—	9,858
Energy		—	15,362	—	15,362
Financial		—	64,228	—	64,228
Utilities		—	2,043	—	2,043
	Total investments in securities $	427,338	$1,641,108	$—	$2,068,446

International Fund I
Common Stocks
Basic Materials		$1,446	$17,742	$—	$19,188
Communications		2,898	18,618	—	21,516
Consumer, Cyclical		15,888	60,933	—	76,821
Consumer, Non-cyclical		9,830	33,868	—	43,698
Energy		2,964	12,819	—	15,783
Financial		6,199	61,989	—	68,188
Industrial		1,749	36,728	—	38,477
Technology		12,839	29,062	—	41,901
Utilities		—	13,620	—	13,620
Investment Companies		5,393	—	—	5,393
	Total investments in securities $	59,206	$285,379	$—	$344,585
Assets
Equity Contracts**
Futures		$193	$—	$—	$193

LargeCap Blend Fund II
Common Stocks*		$634,479	$—	$—	$634,479
Investment Companies		10,847	—	—	10,847
	Total investments in securities $	645,326	$—	$—	$645,326
Assets
Equity Contracts**
Futures		$431	$—	$—	$431

LargeCap Growth Fund
Common Stocks*		$3,264,816	$—	$—	$3,264,816
Investment Companies		105,009	—	—	105,009
	Total investments in securities $	3,369,825	$—	$—	$3,369,825

LargeCap Growth Fund I
Common Stocks*		$7,598,803	$—	$—	$7,598,803
Convertible Preferred Stocks
Communications		—	4,948	5,004	9,952
Investment Companies		164,910	—	—	164,910
	Total investments in securities $	7,763,713	$4,948	$5,004	$7,773,665
Assets
Equity Contracts**
Futures		$4,634	$—	$—	$4,634

LargeCap Growth Fund II
Common Stocks*		$1,095,300	$—	$—	$1,095,300
Investment Companies		32,386	—	—	32,386
	Total investments in securities $	1,127,686	$—	$—	$1,127,686
Assets
Equity Contracts**
Futures		$1,171	$—	$—	$1,171

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

LargeCap S&P 500 Index Fund
Common Stocks*		$4,141,594	$—	$—	$4,141,594
Investment Companies		107,769	—	—	107,769
	Total investments in securities $	4,249,363	$—	$—	$4,249,363
Assets
Equity Contracts**
Futures		$2,523	$—	$—	$2,523

LargeCap Value Fund
Common Stocks*		$3,673,823	$—	$—	$3,673,823
Investment Companies		77,302	—	—	77,302
	Total investments in securities $	3,751,125	$—	$—	$3,751,125
Assets
Equity Contracts**
Futures		$452	$—	$—	$452

LargeCap Value Fund III
Common Stocks*		$2,830,240	$—	$—	$2,830,240
Investment Companies		91,764	—	—	91,764
	Total investments in securities $	2,922,004	$—	$—	$2,922,004
Assets
Equity Contracts**
Futures		$2,856	$—	$—	$2,856

MidCap Fund
Common Stocks*		$8,847,298	$—	$—	$8,847,298
Investment Companies		28,289	—	—	28,289
	Total investments in securities $	8,875,587	$—	$—	$8,875,587

MidCap Growth Fund
Common Stocks*		$98,023	$—	$—	$98,023
Investment Companies		4,946	—	—	4,946
	Total investments in securities $	102,969	$—	$—	$102,969

MidCap Growth Fund III
Common Stocks*		$1,421,915	$—	$—	$1,421,915
Investment Companies		61,731	—	—	61,731
	Total investments in securities $	1,483,646	$—	$—	$1,483,646
Assets
Equity Contracts**
Futures		$3,351	$—	$—	$3,351

MidCap S&P 400 Index Fund
Common Stocks*		$1,101,778	$—	$—	$1,101,778
Investment Companies		16,523	—	—	16,523
	Total investments in securities $	1,118,301	$—	$—	$1,118,301
Assets
Equity Contracts**
Futures		$526	$—	$—	$526

MidCap Value Fund I
Common Stocks*		$1,597,312	$—	$—	$1,597,312
Investment Companies		60,895	—	—	60,895
	Total investments in securities $	1,658,207	$—	$—	$1,658,207
Assets
Equity Contracts**
Futures		$3,729	$—	$—	$3,729

MidCap Value Fund III
Common Stocks*		$942,284	$—	$—	$942,284
Investment Companies		35,196	—	—	35,196
	Total investments in securities $	977,480	$—	$—	$977,480
Assets
Equity Contracts**
Futures		$716	$—	$—	$716

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Money Market Fund
Bonds		$—	$141,565	$—	$141,565
Certificate of Deposit		—	35,500	—	35,500
Commercial Paper		—	739,988	—	739,988
Investment Companies		62,180	—	—	62,180
Municipal Bonds		—	55,565	—	55,565
Repurchase Agreements		—	48,240	—	48,240
	Total investments in securities $	62,180	$1,020,858	$—	$1,083,038

Overseas Fund
Common Stocks
Basic Materials		$—	$191,919	$—	$191,919
Communications		—	210,746	—	210,746
Consumer, Cyclical		6,198	235,957	—	242,155
Consumer, Non-cyclical		29,795	407,150	—	436,945
Diversified		—	11,679	—	11,679
Energy		14,228	170,601	—	184,829
Financial		2,910	690,945	—	693,855
Industrial		39,526	353,919	—	393,445
Technology		—	37,524	—	37,524
Utilities		—	73,834	—	73,834
Investment Companies		74,239	—	—	74,239
Preferred Stocks
Consumer, Cyclical		—	2,616	—	2,616
	Total investments in securities $	166,896	$2,386,890	$—	$2,553,786
Assets
Equity Contracts**
Futures		$484	$—	$—	$484
Liabilities
Equity Contracts**
Futures		$(945)	$—	$—	$(945)

Principal Capital Appreciation Fund
Common Stocks*		$2,436,744	$—	$—	$2,436,744
Investment Companies		57,955	—	—	57,955
	Total investments in securities $	2,494,699	$—	$—	$2,494,699

Principal LifeTime 2010 Fund
Investment Companies		$1,669,761	$—	$—	$1,669,761
	Total investments in securities $	1,669,761	$—	$—	$1,669,761

Principal LifeTime 2015 Fund
Investment Companies		$1,120,536	$—	$—	$1,120,536
	Total investments in securities $	1,120,536	$—	$—	$1,120,536

Principal LifeTime 2020 Fund
Investment Companies		$6,933,203	$—	$—	$6,933,203
	Total investments in securities $	6,933,203	$—	$—	$6,933,203

Principal LifeTime 2025 Fund
Investment Companies		$1,799,989	$—	$—	$1,799,989
	Total investments in securities $	1,799,989	$—	$—	$1,799,989

Principal LifeTime 2030 Fund
Investment Companies		$6,946,977	$—	$—	$6,946,977
	Total investments in securities $	6,946,977	$—	$—	$6,946,977

Principal LifeTime 2035 Fund
Investment Companies		$1,276,627	$—	$—	$1,276,627
	Total investments in securities $	1,276,627	$—	$—	$1,276,627

Principal LifeTime 2040 Fund
Investment Companies		$4,471,692	$—	$—	$4,471,692
	Total investments in securities $	4,471,692	$—	$—	$4,471,692

Principal LifeTime 2045 Fund
Investment Companies		$736,765	$—	$—	$736,765
	Total investments in securities $	736,765	$—	$—	$736,765

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal LifeTime 2050 Fund
Investment Companies		$2,193,547	$—	$—	$2,193,547
	Total investments in securities $	2,193,547	$—	$—	$2,193,547

Principal LifeTime 2055 Fund
Investment Companies		$171,097	$—	$—	$171,097
	Total investments in securities $	171,097	$—	$—	$171,097

Principal LifeTime 2060 Fund
Investment Companies		$48,425	$—	$—	$48,425
	Total investments in securities $	48,425	$—	$—	$48,425

Principal LifeTime Hybrid 2015 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2020 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2025 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2030 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2035 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2040 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2045 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2050 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2055 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid 2060 Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Hybrid Income Fund
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

Principal LifeTime Strategic Income Fund
Investment Companies		$804,005	$—	$—	$804,005
	Total investments in securities $	804,005	$—	$—	$804,005

Real Estate Securities Fund
Common Stocks*		$2,023,466	$—	$—	$2,023,466
Investment Companies		20,528	—	—	20,528
	Total investments in securities $	2,043,994	$—	$—	$2,043,994

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

SAM Balanced Portfolio
Investment Companies		$4,910,788	$—	$—	$4,910,788
	Total investments in securities $	4,910,788	$—	$—	$4,910,788

SAM Conservative Balanced Portfolio
Investment Companies		$1,650,113	$—	$—	$1,650,113
	Total investments in securities $	1,650,113	$—	$—	$1,650,113

SAM Conservative Growth Portfolio
Investment Companies		$3,275,187	$—	$—	$3,275,187
	Total investments in securities $	3,275,187	$—	$—	$3,275,187

SAM Flexible Income Portfolio
Investment Companies		$2,066,781	$—	$—	$2,066,781
	Total investments in securities $	2,066,781	$—	$—	$2,066,781

SAM Strategic Growth Portfolio
Investment Companies		$2,016,821	$—	$—	$2,016,821
	Total investments in securities $	2,016,821	$—	$—	$2,016,821

Short-Term Income Fund
Bonds		$—	$2,398,982	$33,574	$2,432,556
Investment Companies		52,241	—	—	52,241
U.S. Government & Government Agency Obligations		—	42,921	—	42,921
	Total investments in securities $	52,241	$2,441,903	$33,574	$2,527,718

SmallCap Blend Fund
Common Stocks*		$489,136	$—	$—	$489,136
Investment Companies		17,750	—	—	17,750
	Total investments in securities $	506,886	$—	$—	$506,886
Assets
Equity Contracts**
Futures		$253	$—	$—	$253

SmallCap Growth Fund I
Common Stocks
Basic Materials		36,449	—	—	36,449
Communications		142,188	15	—	142,203
Consumer, Cyclical		196,885	—	—	196,885
Consumer, Non-cyclical		499,542	14	—	499,556
Diversified		3,935	—	—	3,935
Energy		60,191	—	—	60,191
Financial		143,895	—	—	143,895
Industrial		285,347	—	—	285,347
Technology		375,623	—	—	375,623
Utilities		128	—	—	128
Investment Companies		187,672	—	—	187,672
	Total investments in securities $	1,931,855	$29	$—	$1,931,884
Assets
Equity Contracts**
Futures		$3,539	$—	$—	$3,539

SmallCap S&P 600 Index Fund
Common Stocks*		$1,048,245	$—	$—	$1,048,245
Investment Companies		54,264	—	—	54,264
	Total investments in securities $	1,102,509	$—	$—	$1,102,509
Assets
Equity Contracts**
Futures		$1,242	$—	$—	$1,242

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2014

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Fund II
Common Stocks
Basic Materials		$68,068	$—	$—	$68,068
Communications		46,885	163	—	47,048
Consumer, Cyclical		212,542	—	—	212,542
Consumer, Non-cyclical		254,236	4	—	254,240
Diversified		887	—	—	887
Energy		85,315	493	—	85,808
Financial		414,528	9	12	414,549
Government		199	—	—	199
Industrial		222,073	120	—	222,193
Technology		172,233	—	—	172,233
Utilities		23,448	—	—	23,448
Investment Companies		64,080	—	—	64,080
	Total investments in securities $	1,564,494	$789	$12	$1,565,295
Assets
Equity Contracts**
Futures		$3,156	$—	$—	$3,156

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

	Asset	Fair Value as of	Valuation
Fund	Type	October 31, 2014	Technique	Unobservable input	Input Values(s)

Government & High Quality Bond	Bonds	$19,838	Indicative Market	Broker Quote	$98.50 – 102.58
Fund			Quotations

Short-Term Income Fund	Bonds	33,574	Third Party	Broker Quote	99.94 – 100.54
			Vendor

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts showninthousands):

			Accrued
			Discounts/
			Premiums						Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers	Transfers	Value	Appreciation/(Depreciation)
	October 31,	Gain/	in Unrealized		from	into Level	Out of	October	on Investments Held at
Fund	2013	(Loss)	Gain/(Loss)	Purchases	Sales	3 *	Level 3**	31, 2014	October 31, 2014

Government & High Quality Bond Fund
Bonds	$19,893	$(1)	$58	$20,084	$(302)	$—	$(19,894)	$19,838	$61
	Total $19,893	$(1)	$58	$20,084	$(302)	$—	$(19,894)	$19,838	$61

Short-Term Income Fund
Bonds	$—	$—	$77	$33,497	$—	$—	$—	$33,574	$77
	Total $—	$—	$77	$33,497	$—	$—	$—	$33,574	$77

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by a pricing services **Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is .03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by each of the Principal LifeTime Hybrid Funds is .01% of each of the Principal LifeTime Hybrid Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets, .25% of the next $9 billion of aggregate net assets, and .20% of aggregate net assets over $14 billion. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Funds					Net Assets of Funds
	First	Next	Next	Over		First	Next	Next	Over
	$500	$500	$500	$1.5		$500	$500	$500	$1.5
	million	million	million	billion		million	million	million	billion
Global Real Estate Securities Fund	.90%	.88%	.86%	.85%	MidCap Value Fund III	.65%	.63%	.61%	.60%
Inflation Protection Fund	.40	.38	.36	.35	SmallCap Blend Fund	.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Value Fund II	1.00	.98	.96	.95
MidCap Growth Fund	.65	.63	.61	.60
MidCap Growth Fund III	1.00	.96	.94	.92

			Net Assets of Funds
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Over $3
	million	million	million	million	billion	billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
High Yield Fund I	.65	.63	.61	.60	.59	.58
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.90	.88	.86	.85	.84	.83
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Growth Fund II	.89	.87	.85	.84	.83	.82
LargeCap Value Fund	.45	.43	.41	.40	.39	.38
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
MidCap Fund	.65	.63	.61	.60	.59	.58
MidCap Value Fund I	1.00	.98	.96	.95	.94	.93
Money Market Fund	.40	.39	.38	.37	.36	.35
Overseas Fund	1.10	1.08	1.06	1.05	1.04	1.03
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78
SmallCap Growth Fund I	1.10	1.08	1.06	1.05	1.04	1.03

	Net Assets of Fund (in millions)				Net Assets of Fund (in billions)
	First $250	Over $250			First $2	Next $1	Over $3
High Yield Fund	.625%	.50%		Income Fund	.50%	.44%	.43%

	Net Assets of Fund (in millions)					Net Assets of Fund
	First	Next	Over		First	Next	Over
	$200	$300	$500		$500 million $500 million		$1 billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund	.625%	.50%	.375%

	Net Assets of Fund (in billions)				Net Assets of Fund (in millions)
	First $2	Over $2			First $250	Next $250	Over $500
Government & High Quality Bond Fund	.50%	.45%		Equity Income Fund	.60%	.55%	.50%

Net Assets of Fund

	First	Next	Next	Next	Over
	$500 million	$500 million	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			October 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

		All Net Assets
LargeCap S&P 500 Index Fund			.15%
MidCap S&P 400 Index Fund			.15
SmallCap S&P 600 Index Fund			.15

			Net Assets of Fund
	First	Next	Next	Next	Next
	$500	$500	$500	$500	$500	Over
	million	million	million million		million	$2.5 billion
Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2013 through October 31, 2014
	Class A		Class B	Class C		Class J	Institutional		Expiration
Bond & Mortgage Securities Fund	.88%		1.60%	1.75%		N/A	N/A		February 28, 2015
Diversified International Fund	N/A		2.47	2.08		N/A	N/A		February 28, 2015
Equity Income Fund	N/A		1.97	N/A		N/A	N/A		February 28, 2015
Global Diversified Income Fund	1.25		N/A	2.00		N/A	N/A		February 28, 2014
Global Real Estate Securities Fund	1.45		N/A	2.20		N/A	1.00%		February 28, 2015
Government & High Quality Bond Fund	.88		1.65	1.63		1.00%	N/A		February 28, 2015
High Yield Fund	N/A		1.92	N/A		N/A	.61		February 28, 2015
High Yield Fund I	1.05		N/A	N/A		N/A	N/A		February 28, 2015
Income Fund	N/A		1.90	N/A		1.10	N/A		February 28, 2015
Inflation Protection Fund	.90		N/A	1.65		1.15	N/A		February 28, 2015
International Emerging Markets Fund	1.78		2.78	2.80		N/A	N/A		February 28, 2015
International Fund I	1.45	^	N/A	N/A		N/A	N/A		February 29, 2016
LargeCap Growth Fund	N/A		2.25	N/A		N/A	N/A		February 28, 2015
LargeCap Growth Fund I	1.25		N/A	N/A		N/A	N/A		February 28, 2015
LargeCap S&P 500 Index Fund	.70	*	N/A	1.30		N/A	N/A		February 28, 2015
LargeCap Value Fund	N/A		2.00	1.70		N/A	N/A		February 28, 2015
MidCap Fund	N/A		2.09	1.95	*	N/A	N/A		February 28, 2015
MidCap Growth Fund	N/A		N/A	N/A		N/A	.75		February 28, 2015
MidCap S&P 400 Index Fund	N/A		N/A	N/A		N/A	.25		February 28, 2015
MidCap Value Fund III	1.30	^	N/A	N/A		N/A	.736		February 28, 2015
Money Market Fund	N/A		1.55	1.79		N/A	N/A		February 28, 2015
Principal Capital Appreciation Fund	N/A		1.99	1.82		N/A	N/A		February 28, 2015
Principal LifeTime 2010 Fund	.41		N/A	N/A		N/A	N/A		February 28, 2015
Principal LifeTime 2020 Fund	.41		1.16	N/A		N/A	N/A		February 28, 2015
Principal LifeTime 2030 Fund	.41		1.16	N/A		N/A	N/A		February 28, 2015
Principal LifeTime 2040 Fund	.41		1.16	N/A		N/A	N/A		February 28, 2015
Principal LifeTime 2050 Fund	.41		1.16	N/A		N/A	N/A		February 28, 2015
Principal LifeTime 2055 Fund	N/A		N/A	N/A		N/A	.13		February 28, 2015
Principal LifeTime 2060 Fund	N/A		N/A	N/A		.41	.13		February 28, 2015
Principal LifeTime Strategic Income Fund	.41		1.16	N/A		N/A	N/A		February 28, 2015
Principal LifeTime Hybrid 2015 Fund	N/A		N/A	N/A		N/A	.06	^^	February 29, 2016
Principal LifeTime Hybrid 2020 Fund	N/A		N/A	N/A		N/A	.06	^^	February 29, 2016
Principal LifeTime Hybrid 2025 Fund	N/A		N/A	N/A		N/A	.06	^^	February 29, 2016
Principal LifeTime Hybrid 2030 Fund	N/A		N/A	N/A		N/A	.06	^^	February 29, 2016
Principal LifeTime Hybrid 2035 Fund	N/A		N/A	N/A		N/A	.06	^^	February 29, 2016

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			October 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

	Period from November 1, 2013 through October 31,2014
	Class A		Class B	Class C	Class J		Institutional		Expiration
Principal LifeTime Hybrid 2040 Fund	N/A		N/A	N/A	N/A		.06	^^	February 29, 2016
Principal LifeTime Hybrid 2045 Fund	N/A		N/A	N/A	N/A		.06	^^	February 29, 2016
Principal LifeTime Hybrid 2050 Fund	N/A		N/A	N/A	N/A		.06	^^	February 29, 2016
Principal LifeTime Hybrid 2055 Fund	N/A		N/A	N/A	N/A		.06	^^	February 29, 2016
Principal LifeTime Hybrid 2060 Fund	N/A		N/A	N/A	N/A		.06	^^	February 29, 2016
Principal LifeTime Hybrid Income Fund	N/A		N/A	N/A	N/A		.06	^^	February 29, 2016
Real Estate Securities Fund	1.45	*	2.20	2.20	N/A		N/A		February 28, 2015
SAM Balanced Portfolio	N/A		1.70	N/A	N/A		N/A		February 28, 2015
SAM Conservative Balanced Portfolio	.63%		1.38%	1.38%	.63%		N/A		February 28, 2015
SAM Conservative Growth Portfolio	N/A		1.71	N/A	N/A		N/A		February 28, 2015
SAM Flexible Income Portfolio	N/A		1.69	N/A	N/A		N/A		February 28, 2015
SAM Strategic Growth Portfolio	N/A		1.75	N/A	N/A		N/A		February 28, 2015
Short-Term Income Fund	N/A		N/A	1.67	N/A		N/A		February 28, 2014
SmallCap Blend Fund	1.35		2.29	2.08	N/A		.80%		February 28, 2015
SmallCap Growth Fund I	N/A		N/A	N/A	1.50	**	1.02	**	February 29, 2016
SmallCap S&P 600 Index Fund	N/A		N/A	N/A	N/A		.25		February 28, 2015
SmallCap Value Fund II	1.45	^	N/A	N/A	1.926	*	N/A		February 29, 2016

*	Expired February 28, 2014.
**	Period from April 28, 2014 to October 31, 2014.
^	Period from June 3, 2014 to October 31, 2014. Expiration is February 29, 2016.
^^	Period from October 1, 2014 to October 31, 2014.

					Period from November 1, 2013 through October 31,2014
	R	-1		R	-2		R	-3		R	-4		R	-5		Expiration
Government & High Quality Bond Fund		1.29%			1.16%			.98%			.79%			.67%		February 28, 2015
Principal LifeTime 2055 Fund		.96			.83			.65			.46			.34		February 28, 2015
Principal LifeTime 2060 Fund		.96			.83			.65			.46			.34		February 28, 2015
Short-Term Income Fund		1.30			1.18			.99			.79			.68		February 28, 2015
SmallCap Growth Fund I		1.88	*		1.75	*		1.57	*		1.38	*		1.26	*	February 29, 2016

*	Period from April 28, 2014 to October 31, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2015. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

International Fund I	.046	%^	MidCap Growth Fund III	.022%
LargeCap Blend Fund II	.018		MidCap Value Fund I	.060	*
LargeCap Growth Fund II	.014		Overseas Fund	.030
LargeCap Value Fund III	.012

*	Prior to March 1, 2014, the expense limit was .020%.
^	Expired June 2, 2014.

In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees through the period ending February 29, 2016. The expense limit will reduce the Fund's management and investment advisory fees by the following amounts:

LargeCap Growth Fund I	.016%
MidCap Value Fund III	.014
SmallCap Growth Fund I	.072	*
SmallCap Value Fund II	.024

* Prior to March 1, 2014, the expense limit was .022%

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and investments, and other extraordinary expenses, through the period ending February 28, 2015. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for all Funds except International Fund I, LargeCap Growth Fund I, LargeCap Value Fund, MidCap Value Fund III, SmallCap Blend Fund, and SmallCap Value Fund II.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distributions fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses, through the period ending February 29, 2016. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for International Fund I, LargeCap Growth Fund I, LargeCap Value Fund, MidCap Value Fund III, SmallCap Blend Fund, and SmallCap Value Fund II, respectively.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has voluntarily agreed to limit certain of the Fund’s expenses attributable to Class J shares of Bond & Mortgage Securities Fund and Short-Term Income Fund by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .99% and 1.00%, respectively. The expense limit may be terminated at any time.

The Manager had contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2014.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .25%*, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

* Prior to January 1, 2014, the annual rate for Class J was .45% (with the exception of Money Market Fund whose annual rate for Class J was .25%).

Effective December 30, 2013, the Distributor has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares through February 28, 2015. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. Prior to December 30, 2013, the limit was .25% (with the exception of Money Market Fund).

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C shares, respectively. The expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended October 31, 2014, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$48	$–	$1	$11
Diversified International Fund	161	–	4	11
Equity Income Fund	352	2	12	N/A
Global Diversified Income Fund	1,323	N/A	370	N/A
Global Real Estate Securities Fund	60	N/A	11	N/A
Government & High Quality Bond Fund	103	1	14	22
High Yield Fund	189	7	32	N/A
High Yield Fund I	13	N/A	N/A	N/A
Income Fund	96	2	10	20
Inflation Protection Fund	8	N/A	23	1
International Emerging Markets Fund	124	–	1	12
International Fund I	2	N/A	N/A	N/A
LargeCap Blend Fund II	N/A	N/A	N/A	2
LargeCap Growth Fund	203	1	2	4
LargeCap Growth Fund I	45	N/A	N/A	14
LargeCap Growth Fund II	N/A	N/A	N/A	3
LargeCap S&P 500 Index Fund	155	N/A	4	40
LargeCap Value Fund	116	–	–	6
LargeCap Value Fund III	N/A	N/A	N/A	1
MidCap Fund	379	1	51	15
MidCap Growth Fund	N/A	N/A	N/A	2
MidCap Growth Fund III	N/A	N/A	N/A	3
MidCap S&P 400 Index Fund	N/A	N/A	N/A	12
MidCap Value Fund I	N/A	N/A	N/A	3
MidCap Value Fund III	17	N/A	N/A	6
Money Market Fund	1	1	7	71
Principal Capital Appreciation Fund	280	2	4	N/A
Principal LifeTime 2010 Fund	43	N/A	N/A	41
Principal LifeTime 2020 Fund	179	5	N/A	146
Principal LifeTime 2030 Fund	304	–	N/A	197
Principal LifeTime 2040 Fund	268	–	N/A	133
Principal LifeTime 2050 Fund	196	–	N/A	35
Principal LifeTime 2060 Fund	N/A	N/A	N/A	1
Principal LifeTime Strategic Income Fund	24	–	N/A	14
Real Estate Securities Fund	165	1	7	8
SAM Balanced Portfolio	1,952	6	63	204
SAM Conservative Balanced Portfolio	844	2	38	111
SAM Conservative Growth Portfolio	1,315	6	35	103
SAM Flexible Income Portfolio	925	2	39	190
SAM Strategic Growth Portfolio	906	5	18	58
Short-Term Income Fund	215	N/A	18	54
SmallCap Blend Fund	171	–	3	8
SmallCap Growth Fund I	N/A	N/A	N/A	5
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	14
SmallCap Value Fund II	2	N/A	N/A	2

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

Affiliated Ownership. At October 31, 2014, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Class P Institutional R-1				R	-2	R	-3	R	-4
Bond & Mortgage Securities Fund	–	N/A	16,048	–		–		–		–
Core Plus Bond Fund I	N/A	N/A	134,631	–		–		–		–
Diversified International Fund	–	–	136,551	–		–		–		–
Global Diversified Income Fund	–	–	451	N/A		N/A		N/A		N/A
Global Real Estate Securities Fund	–	–	48,820	N/A		N/A		N/A		N/A
Government & High Quality Bond Fund	–	–	14	–		–		–		–
High Yield Fund	–	–	898	N/A		N/A		N/A		N/A
High Yield Fund I	–	N/A	102,133	N/A		N/A		N/A		N/A
Income Fund	–	–	26,862	–		–		–		–
Inflation Protection Fund	–	N/A	44,330	–		–		–		–
International Emerging Markets Fund	–	–	17,130	–		–		–		–
International Fund I	1	1	20,678	–		–		–		–
LargeCap Blend Fund II	N/A	N/A	38,724	–		–		–		–
LargeCap Growth Fund	–	–	10,026	–		–		–		–
LargeCap Growth Fund I	–	1	184,261	–		–		–		–
LargeCap Growth Fund II	N/A	N/A	67,496	–		–		–		–
LargeCap Value Fund	–	1	8,602	–		–		–		–
LargeCap Value Fund III	N/A	N/A	27,698	–		–		–		–
MidCap Fund	–	–	5	–		–		–		–
MidCap Growth Fund III	N/A	N/A	50,249	–		–		–		–
MidCap Value Fund I	N/A	N/A	72,795	–		–		–		–
Money Market Fund	85	N/A	4,437	N/A		N/A		N/A		N/A
Overseas Fund	N/A	N/A	51,130	1		1		1		–
Principal Capital Appreciation Fund	–	–	4,658	–		–		–		–
Principal LifeTime 2010 Fund	–	N/A	63,768	–		–		–		–
Principal LifeTime 2020 Fund	–	N/A	246,364	–		–		–		–
Principal LifeTime 2030 Fund	–	N/A	252,388	–		–		–		–
Principal LifeTime 2040 Fund	–	N/A	159,959	–		–		–		–
Principal LifeTime 2050 Fund	–	N/A	89,568	–		–		–		–
Principal LifeTime 2060 Fund	N/A	N/A	–	1		1		–		1
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Hybrid Income Fund	N/A	N/A	1	N/A		N/A		N/A		N/A
Principal LifeTime Strategic Income Fund	–	N/A	40,604	–		–		–		–
SAM Balanced Portfolio	–	N/A	45,556	–		–		–		–
SAM Conservative Balanced Portfolio	–	N/A	22,400	–		–		–		–
SAM Conservative Growth Portfolio	–	N/A	26,966	–		–		–		–
SAM Flexible Income Portfolio	–	N/A	13,126	–		–		–		–
SAM Strategic Growth Portfolio	–	N/A	12,224	–		–		–		–
Short-Term Income Fund	–	–	47,997	–		–		–		–
SmallCap Growth Fund I	N/A	N/A	53,271	–		–		–		–
SmallCap Value Fund II	1	1	37,372	–		–		–		–

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $217,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2014. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

Period Ended
October 31, 2014
MidCap Value Fund I	$40

6. Investment Transactions

For the year ended October 31, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$5,585,249	$3,978,233	Principal LifeTime 2025 Fund	$552,113	$253,924
Core Plus Bond Fund I	7,087,903	7,211,892	Principal LifeTime 2030 Fund	1,469,042	1,013,157
Diversified International Fund	3,992,206	3,476,544	Principal LifeTime 2035 Fund	377,163	151,638
Equity Income Fund	806,157	833,727	Principal LifeTime 2040 Fund	837,538	487,222
Global Diversified Income Fund	8,561,717	7,112,461	Principal LifeTime 2045 Fund	201,145	56,048
Global Real Estate Securities Fund	1,091,241	549,696	Principal LifeTime 2050 Fund	436,704	202,986
Government & High Quality Bond Fund	409,225	523,207	Principal LifeTime 2055 Fund	63,464	12,279
High Yield Fund	1,994,435	2,353,807	Principal LifeTime 2060 Fund	49,495	3,320
High Yield Fund I	964,848	697,651	Principal LifeTime Hybrid 2015 Fund	10	—
Income Fund	365,859	279,029	Principal LifeTime Hybrid 2020 Fund	10	—
Inflation Protection Fund	17,257	14,269	Principal LifeTime Hybrid 2025 Fund	10	—
International Emerging Markets Fund	2,390,469	2,188,895	Principal LifeTime Hybrid 2030 Fund	10	—
International Fund I	569,717	869,784	Principal LifeTime Hybrid 2035 Fund	10	—
LargeCap Blend Fund II	225,426	355,493	Principal LifeTime Hybrid 2040 Fund	10	—
LargeCap Growth Fund	1,818,910	2,004,022	Principal LifeTime Hybrid 2045 Fund	10	—
LargeCap Growth Fund I	2,807,794	2,744,626	Principal LifeTime Hybrid 2050 Fund	10	—
LargeCap Growth Fund II	988,084	1,250,458	Principal LifeTime Hybrid 2055 Fund	10	—
LargeCap S&P 500 Index Fund	239,589	229,722	Principal LifeTime Hybrid 2060 Fund	10	—
LargeCap Value Fund	4,214,921	4,155,072	Principal LifeTime Hybrid Income Fund	10	—
LargeCap Value Fund III	1,691,419	1,052,846	Principal LifeTime Strategic Income Fund	223,131	211,846
MidCap Fund	2,070,846	1,496,851	Real Estate Securities Fund	514,816	178,894
MidCap Growth Fund	208,780	243,576	SAM Balanced Portfolio	377,831	156,965
MidCap Growth Fund III	1,892,340	2,072,768	SAM Conservative Balanced Portfolio	188,937	50,273
MidCap S&P 400 Index Fund	268,526	141,181	SAM Conservative Growth Portfolio	223,412	128,767
MidCap Value Fund I	1,310,196	1,386,066	SAM Flexible Income Portfolio	255,326	43,205
MidCap Value Fund III	699,966	583,706	SAM Strategic Growth Portfolio	132,520	116,568
Overseas Fund	1,162,308	841,381	Short-Term Income Fund	1,663,629	948,259
Principal Capital Appreciation Fund	193,725	273,303	SmallCap Blend Fund	343,083	366,889
Principal LifeTime 2010 Fund	401,546	453,965	SmallCap Growth Fund I	1,199,727	1,507,850
Principal LifeTime 2015 Fund	344,502	257,723	SmallCap S&P 600 Index Fund	233,326	194,338
Principal LifeTime 2020 Fund	1,536,107	1,246,352	SmallCap Value Fund II	640,035	751,950

In addition Core Plus Bond Fund I, Global Diversified Income Fund, and LargeCap Blend Fund II had $428,227,000, $2,279,789,000, and $57,000 of covers on securities sold short and $428,208,000, $2,224,833,000, and $57,000 of securities sold short, respectively.

For the year ended October 31, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$1,849,560	$1,864,759
Core Plus Bond Fund I	2,403,764	2,670,643
Government & High Quality Bond Fund	148,044	129,354
Income Fund	222,419	175
Inflation Protection Fund	1,174,339	931,730
Short-Term Income Fund	90,277	65,764

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for years ended October 31, 2014 and October 31, 2013 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain*		Return of Capital
	2014	2013		2014	2013	2014	2013
Bond & Mortgage Securities Fund	$73,012	$57,577	$	— $	— $	— $	—
Core Plus Bond Fund I	78,342	111,514		—	40,004	—	—
Diversified International Fund	95,806	73,597		—	—	—	—
Equity Income Fund	120,648	131,857		—	—	—	—
Global Diversified Income Fund	363,272	347,714		—	32,733	—	—
Global Real Estate Securities Fund	69,953	86,894		22,785	—	—	—
Government & High Quality Bond Fund	51,206	56,413		—	—	230	—
High Yield Fund	266,666	274,152		58,799	6,376	—	—
High Yield Fund I	100,811	163,077		20,365	21,642	—	—
Income Fund	97,957	97,119		—	—	—	—
Inflation Protection Fund	1,736	3,836		12,742	—	—	—
International Emerging Markets Fund	14,005	21,495		—	—	—	—
International Fund I	9,947	21,369		—	—	—	—
LargeCap Blend Fund II	8,640	16,554		171,068	—	—	—
LargeCap Growth Fund	8,173	14,845		321,833	—	—	—
LargeCap Growth Fund I	38,663	26,487		390,817	213,062	—	—
LargeCap Growth Fund II	8,287	10,801		101,952	16,901	—	—
LargeCap S&P 500 Index Fund	58,505	52,369		—	—	—	—
LargeCap Value Fund	116,854	38,399		210,811	—	—	—
LargeCap Value Fund III	15,570	17,208		—	—	—	—
MidCap Fund	35,728	43,351		134,118	54,110	—	—
MidCap Growth Fund	15,533	—		10,395	5,431	—	—
MidCap Growth Fund III	84,832	8		181,045	35,302	—	—
MidCap S&P 400 Index Fund	12,026	8,569		25,525	17,357	—	—
MidCap Value Fund I	135,634	20,031		206,609	—	—	—
MidCap Value Fund III	14,298	1,226		16,382	—	—	—
Overseas Fund	62,306	37,311		85,339	—	—	—
Principal Capital Appreciation Fund	22,458	26,732		48,623	20,368	—	—
Principal LifeTime 2010 Fund	31,301	39,103		—	—	—	—
Principal LifeTime 2015 Fund	22,031	20,116		29,808	15,062	—	—
Principal LifeTime 2020 Fund	118,013	124,847		65,974	—	—	—
Principal LifeTime 2025 Fund	34,152	23,023		48,463	21,101	—	—
Principal LifeTime 2030 Fund	116,319	112,077		82,514	—	—	—
Principal LifeTime 2035 Fund	23,974	14,556		30,601	12,300	—	—
Principal LifeTime 2040 Fund	70,619	66,204		96,482	—	—	—
Principal LifeTime 2045 Fund	13,518	7,567		15,827	5,279	—	—
Principal LifeTime 2050 Fund	34,006	28,890		53,246	—	—	—
Principal LifeTime 2055 Fund	2,898	1,343		2,645	690	—	—
Principal LifeTime 2060 Fund	14	—		—	—	—	—
Principal LifeTime Strategic Income Fund	16,102	19,423		—	—	—	—
Real Estate Securities Fund	24,725	19,817		187,482	—	—	—
SAM Balanced Portfolio	73,000	70,865		72,822	—	—	—
SAM Conservative Balanced Portfolio	30,692	28,780		28,155	6,496	—	—
SAM Conservative Growth Portfolio	37,744	37,712		26,302	—	—	—
SAM Flexible Income Portfolio	47,770	44,989		27,526	14,269	—	—
SAM Strategic Growth Portfolio	19,180	17,084		13,887	—	—	—
Short-Term Income Fund	32,788	23,658		979	—	—	—
SmallCap Blend Fund	3,046	1,547		32,756	2,003	—	—
SmallCap Growth Fund I	28,502	—		163,164	87,990	—	—
SmallCap S&P 600 Index Fund	5,967	6,771		24,479	—	—	—
SmallCap Value Fund II	6,780	14,153		98,993	—	—	—

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2014, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Accumulated Capital Loss	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Accumulated Earnings (Deficit)
Bond & Mortgage Securities Fund	$—	$—	$(124,914)	$28,696	$(632)	$(96,850)
Core Plus Bond Fund I	116,196	17,543	—	24,379	(2,499)	155,619
Diversified International Fund	70,718	—	(449,781)	739,819	—	360,756
Equity Income Fund	5,370	—	(364,811)	2,108,267	—	1,748,826
Global Diversified Income Fund	97,670	174,400	—	362,579	(1,320)	633,329
Global Real Estate Securities Fund	35,000	11,716	(717)	278,436	—	324,435
Government & High Quality Bond Fund	—	—	(61,888)	8,965	—	(52,923)
High Yield Fund	21,655	23,779	—	4,606	(2,359)	47,681
High Yield Fund I	4,858	9,911	—	12,594	(589)	26,774
Income Fund	1,536	—	(42,531)	104,854	—	63,859
Inflation Protection Fund	17,048	—	(6,999)	(19,488)	(5,525)	(14,964)
International Emerging Markets Fund	27,589	—	(75,643)	106,382	—	58,328
International Fund I	7,560	—	(294,029)	15,293	—	(271,176)
LargeCap Blend Fund II	15,259	68,788	—	139,859	—	223,906
LargeCap Growth Fund	2,498	354,855	—	850,032	—	1,207,385
LargeCap Growth Fund I	80,223	640,757	—	2,050,166	—	2,771,146
LargeCap Growth Fund II	3,941	182,601	—	169,851	—	356,393
LargeCap S&P 500 Index Fund	54,548	—	(56,110)	1,613,723	—	1,612,161
LargeCap Value Fund	210,747	181,952	—	413,840	—	806,539
LargeCap Value Fund III	39,653	20,818	(115,100)	323,732	—	269,103
MidCap Fund	22,776	440,744	—	2,381,256	—	2,844,776
MidCap Growth Fund	13,551	5,831	—	8,922	—	28,304
MidCap Growth Fund III	120,542	182,776	—	126,608	—	429,926
MidCap S&P 400 Index Fund	11,776	46,866	—	272,556	—	331,198
MidCap Value Fund I	84,682	147,439	—	183,072	—	415,193
MidCap Value Fund III	33,697	43,479	—	130,704	—	207,880
Money Market Fund	—	—	(41,240)	—	—	(41,240)
Overseas Fund	84,673	102,669	—	197,169	—	384,511
Principal Capital Appreciation Fund	21,111	93,609	(18,208)	1,150,276	153	1,246,941
Principal LifeTime 2010 Fund	10,485	—	(45,974)	209,266	—	173,777
Principal LifeTime 2015 Fund	7,051	26,196	—	193,047	—	226,294
Principal LifeTime 2020 Fund	27,449	220,276	—	1,040,765	—	1,288,490
Principal LifeTime 2025 Fund	6,619	46,520	—	305,882	—	359,021
Principal LifeTime 2030 Fund	21,852	249,340	—	1,219,696	—	1,490,888
Principal LifeTime 2035 Fund	2,759	40,890	—	236,780	—	280,429
Principal LifeTime 2040 Fund	7,365	171,197	—	877,014	—	1,055,576
Principal LifeTime 2045 Fund	1,005	24,560	—	131,691	—	157,256
Principal LifeTime 2050 Fund	3,265	84,875	—	422,851	—	510,991
Principal LifeTime 2055 Fund	151	4,949	—	24,914	—	30,014
Principal LifeTime 2060 Fund	38	25	—	1,481	—	1,544
Principal LifeTime Strategic Income Fund	7,141	—	(31,562)	79,171	—	54,750
Real Estate Securities Fund	4,917	20,451	—	607,529	—	632,897
SAM Balanced Portfolio	3,695	112,867	—	1,038,043	—	1,154,605
SAM Conservative Balanced Portfolio	3,057	25,757	—	238,327	—	267,141
SAM Conservative Growth Portfolio	4,079	100,988	—	850,811	—	955,878
SAM Flexible Income Portfolio	371	21,682	—	207,703	—	229,756
SAM Strategic Growth Portfolio	6,355	93,137	—	557,663	—	657,155
Short-Term Income Fund	3,155	629	(19,890)	10,874	(860)	(6,092)
SmallCap Blend Fund	9,560	48,351	(11,818)	93,841	—	139,934
SmallCap Growth Fund I	11,251	266,625	—	308,023	—	585,899
SmallCap S&P 600 Index Fund	14,703	63,190	—	239,360	—	317,253
SmallCap Value Fund II	25,319	112,726	—	283,413	—	421,458

* Represents book-to-tax accounting differences.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2014, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:						No Expiration
								Short-				Annual
		2015	2016	2017		2018	2019	Term Long-Term			Total	Limitations*
Bond & Mortgage Securities Fund	$	— $	—	$104,897	$	— $	20,017	$—	$	— $	124,914	$—
Diversified International Fund		38,411	38,411	372,959		—	—	—		—	449,781	38,411
Equity Income Fund		—	—	358,105		—	6,706	—		—	364,811	—
Global Real Estate Securities Fund		—	—	600		117	—	—		—	717	200
Government & High Quality Bond Fund		3,147	55,497	2,385		—	—	859		—	61,888	—
Income Fund		2,035	—	18,489		8,587	13,420	—		—	42,531	—
Inflation Protection Fund		—	—	—		—	—	—		6,999	6,999	—
International Emerging Markets Fund		—	—	68,739		—	—	6,904		—	75,643	—
International Fund I		—	21,578	272,451		—	—	—		—	294,029	—
LargeCap S&P 500 Index Fund		—	56,110	—		—	—	—		—	56,110	—
LargeCap Value Fund III		—	—	115,100		—	—	—		—	115,100	—
Money Market Fund		2,794	35,477	2,969		—	—	—		—	41,240	5,612
Principal Capital Appreciation Fund		9,104	9,104	—		—	—	—		—	18,208	9,104
Principal LifeTime 2010 Fund		—	—	—		45,974	—	—		—	45,974	—
Principal LifeTime Strategic Income Fund		—	—	—		31,562	—	—		—	31,562	—
Short-Term Income Fund		—	4,342	15,548		—	—	—		—	19,890	5,314
SmallCap Blend Fund		—	11,818	—		—	—	—		—	11,818	5,909

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

7. Federal Tax Information (Continued)

As of October 31, 2014, the following funds had expired or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Bond & Mortgage Securities Fund	$—	$28,624
Core Plus Bond Fund I	—	6,357
Diversified International Fund	—	202,637
Equity Income Fund	—	148,051
Global Diversified Income Fund	—	2,671
Global Real Estate Securities Fund	—	200
Government & High Quality Bond Fund	6,007	—
Income Fund	954	2,560
International Emerging Markets Fund	—	12,760
International Fund I	—	104,623
LargeCap Growth Fund II	—	56,904
LargeCap S&P 500 Index Fund	—	99,903
LargeCap Value Fund III	—	178,583
Money Market Fund	—	219
Principal Capital Appreciation Fund	—	9,104
Principal LifeTime 2010 Fund	—	52,620
Principal LifeTime Strategic Income Fund	—	11,947
Short-Term Income Fund	—	6,616
SmallCap Blend Fund	—	5,909

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2014, the Funds do not intend to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2014, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond & Mortgage Securities Fund	$2,607	$78	$(2,685)
Core Plus Bond Fund I	(7,561)	4,032	3,529
Diversified International Fund	10,779	(10,779)	—
Equity Income Fund	(3,002)	5,677	(2,675)
Global Diversified Income Fund	21,914	(21,837)	(77)
Global Real Estate Securities Fund	20,663	(20,663)	—
Government & High Quality Bond Fund	9,228	(2,991)	(6,237)
High Yield Fund	13,639	(13,639)	—
High Yield Fund I	97	(97)	—
Income Fund	4,230	(3,276)	(954)
Inflation Protection Fund	4,719	(4,718)	(1)
International Emerging Markets Fund	1,448	(1,448)	—
International Fund I	503	(503)	—
LargeCap Blend Fund II	(141)	141	—
LargeCap Growth Fund	64	(64)	—
LargeCap Growth Fund I	179	(179)	—
LargeCap Growth Fund II	4	(4)	—
LargeCap S&P 500 Index Fund	(86)	86	—
LargeCap Value Fund	143	(143)	—
LargeCap Value Fund III	36	(3,472)	3,436
MidCap Fund	17,191	(17,188)	(3)
MidCap Growth Fund	385	(386)	1
MidCap Growth Fund III	1,525	(1,525)	—
MidCap S&P 400 Index Fund	32	(32)	—
MidCap Value Fund I	145	(145)	—
MidCap Value Fund III	53	(53)	—
Overseas Fund	1,549	(1,549)	—
Principal Capital Appreciation Fund	100	(5,889)	5,789
Real Estate Securities Fund	2,562	(2,562)	—
Short-Term Income Fund	(4)	4	—
SmallCap Blend Fund	678	(678)	—
SmallCap Growth Fund I	12,060	(12,302)	242
SmallCap S&P 600 Index Fund	25	(25)	—
SmallCap Value Fund II	560	(560)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2014

7. Federal Tax Information (Continued)

FederalIncomeTaxBasis. At October 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Bond & Mortgage Securities Fund	$51,903	$(23,173)	$28,730	$4,313,162
Core Plus Bond Fund I	83,906	(54,565)	29,341	3,691,167
Diversified International Fund	906,885	(165,639)	741,246	4,782,308
Equity Income Fund	2,158,282	(50,011)	2,108,271	3,866,575
Global Diversified Income Fund	580,038	(166,865)	413,173	9,502,971
Global Real Estate Securities Fund	305,997	(27,443)	278,554	2,057,889
Government & High Quality Bond Fund	31,295	(22,330)	8,965	1,661,431
High Yield Fund	113,312	(108,645)	4,667	3,654,103
High Yield Fund I	43,445	(30,851)	12,594	1,754,346
Income Fund	122,425	(17,571)	104,854	2,730,741
Inflation Protection Fund	12,204	(30,985)	(18,781)	1,083,327
International Emerging Markets Fund	197,654	(91,063)	106,591	1,961,855
International Fund I	25,444	(9,980)	15,464	329,121
LargeCap Blend Fund II	145,773	(5,914)	139,859	505,467
LargeCap Growth Fund	874,937	(24,905)	850,032	2,519,793
LargeCap Growth Fund I	2,122,630	(72,464)	2,050,166	5,723,499
LargeCap Growth Fund II	181,141	(11,290)	169,851	957,835
LargeCap S&P 500 Index Fund	1,670,333	(56,610)	1,613,723	2,635,640
LargeCap Value Fund	442,617	(28,777)	413,840	3,337,285
LargeCap Value Fund III	366,458	(42,726)	323,732	2,598,272
MidCap Fund	2,442,536	(61,280)	2,381,256	6,494,331
MidCap Growth Fund	10,283	(1,361)	8,922	94,047
MidCap Growth Fund III	178,603	(51,995)	126,608	1,357,038
MidCap S&P 400 Index Fund	312,035	(39,479)	272,556	845,745
MidCap Value Fund I	213,148	(30,076)	183,072	1,475,135
MidCap Value Fund III	152,329	(21,625)	130,704	846,776
Money Market Fund	—	—	—	1,083,038
Overseas Fund	338,003	(140,390)	197,613	2,356,173
Principal Capital Appreciation Fund	1,166,910	(16,634)	1,150,276	1,344,423
Principal LifeTime 2010 Fund	232,525	(23,259)	209,266	1,460,495
Principal LifeTime 2015 Fund	195,227	(2,180)	193,047	927,489
Principal LifeTime 2020 Fund	1,132,162	(91,397)	1,040,765	5,892,438
Principal LifeTime 2025 Fund	310,341	(4,459)	305,882	1,494,107
Principal LifeTime 2030 Fund	1,310,572	(90,876)	1,219,696	5,727,281
Principal LifeTime 2035 Fund	239,319	(2,539)	236,780	1,039,847
Principal LifeTime 2040 Fund	928,263	(51,249)	877,014	3,594,678
Principal LifeTime 2045 Fund	133,233	(1,542)	131,691	605,074
Principal LifeTime 2050 Fund	445,127	(22,276)	422,851	1,770,696
Principal LifeTime 2055 Fund	25,428	(514)	24,914	146,183
Principal LifeTime 2060 Fund	1,778	(297)	1,481	46,944
Principal LifeTime Hybrid 2015 Fund	—	—	—	10
Principal LifeTime Hybrid 2020 Fund	—	—	—	10
Principal LifeTime Hybrid 2025 Fund	—	—	—	10
Principal LifeTime Hybrid 2030 Fund	—	—	—	10
Principal LifeTime Hybrid 2035 Fund	—	—	—	10
Principal LifeTime Hybrid 2040 Fund	—	—	—	10
Principal LifeTime Hybrid 2045 Fund	—	—	—	10
Principal LifeTime Hybrid 2050 Fund	—	—	—	10
Principal LifeTime Hybrid 2055 Fund	—	—	—	10
Principal LifeTime Hybrid 2060 Fund	—	—	—	10
Principal LifeTime Hybrid Income Fund	—	—	—	10
Principal LifeTime Strategic Income Fund	84,769	(5,598)	79,171	724,834
Real Estate Securities Fund	611,088	(3,559)	607,529	1,436,465
SAM Balanced Portfolio	1,039,486	(1,443)	1,038,043	3,872,745
SAM Conservative Balanced Portfolio	239,470	(1,143)	238,327	1,411,786
SAM Conservative Growth Portfolio	851,719	(908)	850,811	2,424,376
SAM Flexible Income Portfolio	212,066	(4,155)	207,911	1,858,870

	NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		October 31, 2014

7. Federal Tax Information (Continued)

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
SAM Strategic Growth Portfolio	558,872	(1,209)	557,663	1,459,158
Short-Term Income Fund	22,865	(11,991)	10,874	2,516,844
SmallCap Blend Fund	111,913	(18,072)	93,841	413,045
SmallCap Growth Fund I	371,731	(63,708)	308,023	1,623,861
SmallCap S&P 600 Index Fund	288,049	(48,689)	239,360	863,149
SmallCap Value Fund II	346,489	(63,076)	283,413	1,281,882

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On November 10, 2014, the Board of Directors of Principal Funds, Inc., Core Plus Bond Fund I approved an Agreement and Plan of Reorganization whereby Bond & Mortgage Securities Fund will acquire all the assets of Core Plus Bond Fund I subject to the liabilites of such fund, in exchange for a number of shares equal to the pro rata net assets of Bond & Mortgage Securities Fund. On December 9, 2014, the Board of Directors of Principal Funds, Inc., LargeCap Blend Fund II approved an Agreement and Plan of Reorganization wherby Principal Capital Appreciation Fund will acquire all the assets of LargeCap Blend Fund II subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of Principal Capital Appreciation Fund. Also, on December 9, 2014, the Board of Directors approved a plan to convert all existing Class B shares into Class A shares. Effective at the close of business on February 23, 2015, all existing Class B shares will automatically convert to Class A shares without the imposition of the applicable Class A sales load or the Class B contingent deferred sales charge. There were no other items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal
					BONDS (continued)	Amount (000's) Value (000's)
Semiconductors - 0.00%
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803		$—		Airlines (continued)
					US Airways 2013-1 Class A Pass Through
TOTAL COMMON STOCKS			$—		Trust
INVESTMENT COMPANIES - 3.39%	Shares Held	Value	(000	's)	3.95%, 11/15/2025(c)	$1,445	$1,456
							$11,848
Publicly Traded Investment Fund - 3.39%
Cash Account Trust - Government & Agency	133,802,219		133,802		Automobile Asset Backed Securities - 6.28%
Portfolio - DWS Government Cash					Ally Auto Receivables Trust 2013-SN1
					0.72%, 05/20/2016(e)	1,919	1,920
TOTAL INVESTMENT COMPANIES			$133,802		Ally Auto Receivables Trust 2014-2
					0.68%, 07/17/2017(e)	5,000	5,004
PREFERRED STOCKS - 0.47%	Shares Held	Value	(000	's)
					Ally Auto Receivables Trust 2014-SN1
Banks- 0.33%					0.36%, 10/20/2016(e)	3,190	3,188
City National Corp/CA	90,000		2,508		0.52%, 10/20/2016(e)	5,378	5,376
Morgan Stanley (a)	180,000		4,538		Ally Auto Receivables Trust 2014-SN2
State Street Corp 5.90%; Series D	225,000		5,873		1.21%, 02/20/2019(e)	7,300	7,282
			$12,919		AmeriCredit Automobile Receivables Trust
					2013-5
Diversified Financial Services - 0.03%					0.53%, 03/08/2017(e)	6,147	6,151
Ally Financial Inc (d)	1,110		1,112
					AmeriCredit Automobile Receivables Trust
					2014-1
Electric - 0.05%					0.57%, 07/10/2017(e)	2,393	2,394
SCE Trust III	75,000		2,028		AmeriCredit Automobile Receivables Trust
					2014-2
					0.43%, 10/10/2017(e)	10,000	10,000
Telecommunications - 0.06%					ARI Fleet Lease Trust 2012-B
Verizon Communications Inc	95,000		2,460		0.45%, 01/15/2021 (d),(e)	2,391	2,390
					Capital Auto Receivables Asset Trust / Ally
TOTAL PREFERRED STOCKS			$18,519		0.62%, 07/20/2016	1,065	1,065
	Principal				0.79%, 06/20/2017	4,500	4,506
BONDS- 67.69%	Amount (000's)	Value	(000	's)	Capital Auto Receivables Asset Trust 2013-2
Advertising - 0.07%					1.24%, 10/20/2017	6,532	6,573
CBS Outdoor Americas Capital LLC / CBS					Capital Auto Receivables Asset Trust 2014-2
Outdoor Americas Capital Corp					1.26%, 05/21/2018(e)	9,500	9,538
5.25%, 02/15/2022 (d)	$245		$253		Carmax Auto Owner Trust 2013-2
WPP Finance 2010					0.42%, 06/15/2016(e)	1,635	1,635
3.75%, 09/19/2024	2,535		2,523		CarMax Auto Owner Trust 2014-3
			$2,776		0.55%, 08/15/2017	5,000	5,000
					Chesapeake Funding LLC
Aerospace & Defense - 0.02%					0.57%, 03/07/2026(d),(e)	21,000	20,955
Air 2 US					0.60%, 01/07/2025(d),(e)	3,558	3,553
8.03%, 10/01/2020 (c),(d)	291		311		1.40%, 04/07/2024(d),(e)	4,726	4,759
8.63%, 10/01/2020 (c),(d)	301		317		Chrysler Capital Auto Receivables Trust 2014-
			$628		B
					0.69%, 09/15/2017(d),(e)	35,000	35,028
Agriculture - 0.46%
Altria Group Inc					Ford Credit Auto Lease Trust 2012-B
					0.57%, 09/15/2015(e)	111	111
2.85%, 08/09/2022	960		930
5.38%, 01/31/2044	5,571		6,099		GM Financial Automobile Leasing Trust
9.95%, 11/10/2038	915		1,535		2014-1
					1.76%, 05/21/2018(d)	5,110	5,142
Philip Morris International Inc					1.99%, 05/21/2018(d)	2,000	2,002
4.38%, 11/15/2041	1,355		1,363
6.38%, 05/16/2038	30		38		GM Financial Automobile Leasing Trust
Pinnacle Operating Corp					2014-2
9.00%, 11/15/2020 (d)	1,615		1,740		1.96%, 03/20/2018(d)	1,500	1,506
					2.43%, 03/20/2018(d)	4,250	4,266
Reynolds American Inc
3.25%, 11/01/2022	3,895		3,804		Hertz Fleet Lease Funding LP
					0.55%, 04/10/2028(d),(e)	7,200	7,203
4.85%, 09/15/2023	2,370		2,556		0.70%, 12/10/2027(d),(e)	11,685	11,703
			$18,065
					Mercedes Benz Auto Lease Trust 2013-B
Airlines - 0.30%					0.62%, 07/15/2016	12,900	12,909
American Airlines 2013-2 Class A Pass					Santander Drive Auto Receivables Trust 2014-
Through Trust					2
4.95%, 07/15/2024 (c)	2,185		2,333		0.47%, 07/17/2017(e)	13,575	13,569
American Airlines 2014-1 Class A Pass					0.80%, 04/16/2018(e)	8,175	8,177
Through Trust					Santander Drive Auto Receivables Trust 2014-
3.70%, 10/01/2026 (c)	1,565		1,559		4
United Airlines 2014-1 Class A Pass Through					0.47%, 01/16/2018(e)	17,350	17,354
Trust					World Omni Auto Receivables Trust 2014-A
4.00%, 04/11/2026 (c)	3,710		3,756		0.94%, 04/15/2019(e)	10,725	10,713
United Airlines 2014-2 Class A Pass Through					World Omni Auto Receivables Trust 2014-B
Trust					1.14%, 01/15/2020	9,700	9,668
3.75%, 09/03/2026 (c)	2,430		2,460		World Omni Automobile Lease Securitization
US Airways 2001-1G Pass Through Trust					Trust 2013-A
7.08%, 09/20/2022 (c)	258		284		0.73%, 05/16/2016	1,058	1,059

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Automobile Asset Backed Securities (continued)			Banks (continued)
	World Omni Automobile Lease Securitization			Bancolombia SA
	Trust 2013-A (continued)			5.95%, 06/03/2021	$1,585	$1,757
	1.10%, 12/15/2016	$6,150	$6,179	Bank of America Corp
			$247,878	4.00%, 04/01/2024	2,075	2,144
				4.10%, 07/24/2023	2,845	2,970
	Automobile Floor Plan Asset Backed Securities - 1.53%			4.13%, 01/22/2024	3,770	3,921
	Ally Master Owner Trust			4.20%, 08/26/2024	15,830	15,943
	0.60%, 04/15/2018 (e)	8,000	8,012
				4.25%, 10/22/2026	6,100	6,055
	1.21%, 06/15/2017	10,650	10,696	4.88%, 04/01/2044	955	1,023
	BMW Floorplan Master Owner Trust			6.25%, 09/29/2049(e)	5,010	5,004
	0.55%, 09/15/2017 (d),(e)	20,262	20,294
				Barclays PLC
	Ford Credit Auto Owner Trust 2014-Rev2			8.25%, 12/29/2049(e)	3,200	3,304
	2.31%, 04/15/2026 (d),(e)	5,000	5,012
				BBVA Banco Continental SA
	GE Dealer Floorplan Master Note Trust			5.00%, 08/26/2022(d)	1,100	1,159
	0.60%, 10/20/2017 (e)	9,050	9,060
				BBVA Bancomer SA/Texas
	Nissan Master Owner Trust Receivables			6.75%, 09/30/2022(d)	4,115	4,660
	0.62%, 05/15/2017 (e)	4,592	4,597
				BBVA US Senior SAU
	World Omni Master Owner Trust			4.66%, 10/09/2015	1,465	1,518
	0.50%, 02/15/2018 (d),(e)	2,758	2,760
				BNZ International Funding Ltd/London
			$60,431	2.35%, 03/04/2019(d)	1,900	1,902
	Automobile Manufacturers - 1.20%			BPCE SA
	Chrysler Group LLC / CG Co-Issuer Inc			1.61%, 07/25/2017	1,140	1,145
	8.00%, 06/15/2019	1,145	1,227	4.50%, 03/15/2025(d)	18,005	17,489
	Daimler Finance North America LLC			4.63%, 07/11/2024(d)	12,680	12,509
	1.25%, 01/11/2016 (d)	2,120	2,131	5.15%, 07/21/2024(d)	4,325	4,451
	1.30%, 07/31/2015 (d)	3,205	3,223	5.70%, 10/22/2023(d)	4,305	4,623
	1.45%, 08/01/2016 (d)	2,005	2,018	Capital One NA/Mclean VA
	2.38%, 08/01/2018 (d)	3,785	3,836	2.40%, 09/05/2019	2,345	2,331
	Ford Motor Co			CIT Group Inc
	7.40%, 11/01/2046	1,130	1,563	3.88%, 02/19/2019	2,445	2,460
	General Motors Co			4.75%, 02/15/2015(d)	300	302
	3.50%, 10/02/2018	14,995	15,445	Citigroup Inc
	6.25%, 10/02/2043	1,275	1,517	5.80%, 11/15/2049(e)	8,340	8,357
	Jaguar Land Rover Automotive PLC			City National Corp/CA
	4.13%, 12/15/2018 (d)	540	549	5.25%, 09/15/2020	3,100	3,453
	5.63%, 02/01/2023 (d)	3,065	3,188	Compass Bank
	8.13%, 05/15/2021 (d)	390	429	1.85%, 09/29/2017	4,500	4,518
	Navistar International Corp			2.75%, 09/29/2019	6,000	6,044
	8.25%, 11/01/2021	2,075	2,133	Cooperatieve Centrale Raiffeisen-
	Nissan Motor Acceptance Corp			Boerenleenbank BA/Netherlands
	0.78%, 03/03/2017 (d),(e)	3,000	3,006	4.63%, 12/01/2023	11,465	12,050
	Toyota Motor Credit Corp			8.40%, 11/29/2049(e)	5,360	5,896
	0.62%, 01/17/2019 (e)	1,320	1,326	11.00%, 12/29/2049 (d),(e)	1,560	2,036
	2.10%, 01/17/2019	910	916	Credit Agricole SA
	Volkswagen Group of America Finance LLC			6.63%, 09/29/2049(d),(e)	4,620	4,507
	2.13%, 05/23/2019 (d)	3,190	3,173	6.64%, 05/29/2049(d),(e)	150	159
	Volkswagen International Finance NV			Credit Suisse Group AG
	1.13%, 11/18/2016 (d)	1,625	1,628	6.25%, 12/29/2049(d),(e)	3,390	3,297
			$47,308	Fifth Third Bank/Cincinnati OH
				2.88%, 10/01/2021	3,125	3,103
	Automobile Parts & Equipment - 0.02%			Goldman Sachs Group Inc/The
	Dana Holding Corp			2.55%, 10/23/2019	5,395	5,360
	5.38%, 09/15/2021	195	203	3.85%, 07/08/2024	5,015	5,066
	6.00%, 09/15/2023	395	415	5.38%, 03/15/2020	2,415	2,708
	Gestamp Funding Luxembourg SA			6.75%, 10/01/2037	5,850	7,172
	5.63%, 05/31/2020 (d)	200	200	Huntington National Bank/The
			$818	0.66%, 04/24/2017(e)	12,100	12,102
Banks	- 9.47%			ING Bank NV
				0.93%, 10/01/2019(d),(e)	3,000	3,004
	Abbey National Treasury Services			2.50%, 10/01/2019(d)	3,250	3,270
	PLC/London			4.12%, 11/21/2023(e)	4,500	4,610
	0.64%, 09/29/2017 (e)	7,000	7,000
				5.80%, 09/25/2023(d)	6,130	6,822
	Associated Banc-Corp
	5.13%, 03/28/2016	5,055	5,324	Intesa Sanpaolo SpA
	Banco de Credito e Inversiones			2.38%, 01/13/2017	7,815	7,902
	4.00%, 02/11/2023 (d)	600	592	3.13%, 01/15/2016	3,070	3,135
				5.02%, 06/26/2024(d)	16,210	15,842
	Banco Inbursa SA Institucion de Banca
	Multiple			JP Morgan Chase & Co
	4.13%, 06/06/2024 (d)	2,100	2,058	3.20%, 01/25/2023	24,510	24,317
	Banco Santander Mexico SA Institucion de			4.85%, 02/01/2044	1,070	1,151
				5.00%, 12/29/2049(e)	5,585	5,494
	Banca Multiple Grupo Financiero Santander
	4.13%, 11/09/2022 (d)	1,100	1,114	JP Morgan Chase Capital XIII
				1.18%, 09/30/2034(e)	300	262

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Biotechnology (continued)
Lloyds Bank PLC			Gilead Sciences Inc
2.30%, 11/27/2018	$2,130	$2,144	3.05%, 12/01/2016	$840	$875
Mitsubishi UFJ Trust & Banking Corp			4.80%, 04/01/2044	4,745	5,143
2.45%, 10/16/2019 (d)	5,355	5,343			$18,878
Morgan Stanley
0.97%, 07/23/2019 (e)	1,945	1,939	Building Materials - 0.69%
1.75%, 02/25/2016	8,610	8,687	Ainsworth Lumber Co Ltd
			7.50%, 12/15/2017(d)	235	243
2.38%, 07/23/2019	9,470	9,401
3.70%, 10/23/2024	7,675	7,659	Boise Cascade Co
4.35%, 09/08/2026	3,625	3,635	6.38%, 11/01/2020	390	407
5.00%, 11/24/2025	10,420	11,075	Cemex SAB de CV
			7.25%, 01/15/2021(d)	5,385	5,809
5.45%, 07/29/2049 (e)	6,690	6,721
Nordea Bank AB			CRH America Inc
5.50%, 09/29/2049 (d),(e)	2,230	2,252	4.13%, 01/15/2016	1,630	1,690
6.13%, 12/29/2049 (d),(e)	2,100	2,104	6.00%, 09/30/2016	1,935	2,107
PNC Bank NA			8.13%, 07/15/2018	3,425	4,122
6.00%, 12/07/2017	7,400	8,341	Martin Marietta Materials Inc
			1.33%, 06/30/2017(d),(e)	9,280	9,319
RBS Capital Trust III			4.25%, 07/02/2024(d)	2,830	2,885
5.51%, 09/29/2049	911	893
Royal Bank of Scotland Group PLC			Norbord Inc
			5.38%, 12/01/2020(d)	650	639
5.13%, 05/28/2024	410	415
7.64%, 03/29/2049 (e)	390	413			$27,221
UBS AG/Jersey			Chemicals - 0.58%
7.25%, 02/22/2022 (e)	4,840	5,235	Axiall Corp
UBS AG/Stamford CT			4.88%, 05/15/2023	1,700	1,649
1.38%, 08/14/2017	4,960	4,943	CF Industries Inc
Wells Fargo & Co			5.15%, 03/15/2034	1,595	1,698
5.90%, 12/29/2049 (e)	10,405	10,697	Cornerstone Chemical Co
Westpac Banking Corp			9.38%, 03/15/2018(d)	720	718
0.56%, 05/19/2017 (e)	7,850	7,848	Dow Chemical Co/The
Zions Bancorporation			4.38%, 11/15/2042	515	487
6.00%, 09/15/2015	1	1	Eagle Spinco Inc
		$374,141	4.63%, 02/15/2021	2,280	2,212
Beverages - 0.65%			INEOS Group Holdings SA
			6.13%, 08/15/2018(d)	200	202
Ajecorp BV
6.50%, 05/14/2022	1,100	1,012	LYB International Finance BV
Anheuser-Busch Cos LLC			4.88%, 03/15/2044	780	807
5.60%, 03/01/2017	1,090	1,196	Mexichem SAB de CV
			4.88%, 09/19/2022(d)	2,000	2,132
Anheuser-Busch InBev Worldwide Inc
1.38%, 07/15/2017	1,345	1,348	4.88%, 09/19/2022	1,000	1,066
2.50%, 07/15/2022	4,755	4,550	Monsanto Co
7.75%, 01/15/2019	1,030	1,249	4.20%, 07/15/2034	5,335	5,448
Coca-Cola Icecek AS			Mosaic Co/The
4.75%, 10/01/2018 (d)	2,050	2,181	5.45%, 11/15/2033	2,500	2,791
Constellation Brands Inc			NOVA Chemicals Corp
			5.00%, 05/01/2025(d)	835	862
3.75%, 05/01/2021	2,315	2,318	5.25%, 08/01/2023(d)	1,205	1,259
3.88%, 11/15/2019 (f)	210	213
4.25%, 05/01/2023	1,855	1,864	Taminco Global Chemical Corp
			9.75%, 03/31/2020(d)	1,240	1,364
Corp Lindley SA
6.75%, 11/23/2021 (d)	700	765			$22,695
6.75%, 11/23/2021	865	945	Commercial Services - 0.22%
Pernod Ricard SA			DP World Ltd
4.45%, 01/15/2022 (d)	4,695	4,988	6.85%, 07/02/2037	500	574
5.75%, 04/07/2021 (d)	1,045	1,196	ERAC USA Finance LLC
SABMiller Holdings Inc			2.75%, 03/15/2017(d)	1,015	1,047
3.75%, 01/15/2022 (d)	1,760	1,818	3.30%, 10/15/2022(d)	345	344
		$25,643	3.85%, 11/15/2024(d)	1,700	1,719
Biotechnology - 0.48%			Moody's Corp
Amgen Inc			5.25%, 07/15/2044	4,010	4,324
5.15%, 11/15/2041	425	456	TMS International Corp
			7.63%, 10/15/2021(d)	450	470
Celgene Corp
1.90%, 08/15/2017	1,195	1,206	United Rentals North America Inc
3.25%, 08/15/2022	4,935	4,950	5.75%, 07/15/2018	100	105
4.00%, 08/15/2023	185	193			$8,583
4.63%, 05/15/2044	4,915	5,013	Computers - 1.02%
5.25%, 08/15/2043	115	127	Apple Inc
Genzyme Corp			0.49%, 05/03/2018(e)	5,473	5,481
5.00%, 06/15/2020	810	915	0.54%, 05/06/2019(e)	7,380	7,386
			3.85%, 05/04/2043	2,895	2,764
			Compiler Finance Sub Inc
			7.00%, 05/01/2021(d)	515	471

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Computers (continued)			Diversified Financial Services (continued)
Dell Inc			Ford Motor Credit Co LLC	(continued)
5.65%, 04/15/2018	$365	$388	8.00%, 12/15/2016		$11,315	$12,823
Hewlett-Packard Co			General Electric Capital Corp
3.00%, 09/15/2016	425	439	0.51%, 05/15/2017(e)		7,850	7,854
4.30%, 06/01/2021	2,720	2,852	5.25%, 06/29/2049(e)		2,690	2,697
iGATE Corp			5.30%, 02/11/2021		16,500	18,738
4.75%, 04/15/2019	155	155	6.25%, 12/31/2049(e)		3,800	4,156
IHS Inc			General Motors Financial Co Inc
5.00%, 11/01/2022 (d)	285	289	2.63%, 07/10/2017		2,805	2,844
International Business Machines Corp			2.75%, 05/15/2016		1,425	1,445
0.61%, 02/12/2019 (e)	7,100	7,139	3.25%, 05/15/2018		860	879
3.63%, 02/12/2024	2,370	2,420	HSBC Finance Capital Trust IX
NCR Corp			5.91%, 11/30/2035		2,800	2,863
4.63%, 02/15/2021	2,612	2,599	Icahn Enterprises LP / Icahn Enterprises
5.88%, 12/15/2021	875	897	Finance Corp
Seagate HDD Cayman			3.50%, 03/15/2017		1,665	1,657
4.75%, 06/01/2023	1,725	1,780	4.88%, 03/15/2019		540	549
4.75%, 01/01/2025 (d)	3,395	3,433	6.00%, 08/01/2020		725	761
Xerox Business Services LLC			ILFC E-Capital Trust II
5.20%, 06/01/2015	1,850	1,896	6.25%, 12/21/2065(d),(e)		155	150
		$40,389	International Lease Finance Corp
			2.18%, 06/15/2016(e)		30	30
Credit Card Asset Backed Securities - 2.65%			6.25%, 05/15/2019		2,105	2,302
BA Credit Card Trust			8.62%, 09/15/2015(e)		970	1,019
0.42%, 09/16/2019 (e)	4,800	4,799
0.44%, 01/15/2020 (e)	5,115	5,115	National Rural Utilities Cooperative Finance
			Corp
Barclays Dryrock Issuance Trust			0.49%, 05/12/2017(e)		5,500	5,497
0.49%, 07/16/2018 (e)	18,755	18,770
			4.75%, 04/30/2043(e)		855	847
0.49%, 03/16/2020 (e)	12,300	12,306
0.51%, 12/16/2019 (e)	4,000	4,004	Springleaf Finance Corp
			6.90%, 12/15/2017		135	147
Chase Issuance Trust						$105,074
0.25%, 05/15/2017 (e)	9,500	9,500
0.28%, 08/15/2017 (e)	6,200	6,195	Electric - 2.14%
0.30%, 10/16/2017 (e)	650	650	Abu Dhabi National Energy Co
0.36%, 04/16/2018 (e)	15,000	14,989	3.63%, 01/12/2023(d)		200	201
Citibank Credit Card Issuance Trust			Alabama Power Co
0.35%, 08/24/2018 (e)	6,625	6,626	3.85%, 12/01/2042		850	824
0.62%, 03/24/2017 (e)	10,000	9,998	4.15%, 08/15/2044		2,155	2,192
Synchrony Credit Card Master Note Trust			CMS Energy Corp
0.45%, 06/15/2018 (e)	11,750	11,749	4.70%, 03/31/2043		910	932
		$104,701	Commonwealth Edison Co
			3.80%, 10/01/2042		2,170	2,087
Distribution & Wholesale - 0.03%			4.60%, 08/15/2043		1,380	1,484
HD Supply Inc			Dominion Gas Holdings LLC
7.50%, 07/15/2020	725	772	4.80%, 11/01/2043		75	81
11.00%, 04/15/2020	490	562	DTE Electric Co
		$1,334	3.38%, 03/01/2025		3,090	3,151
Diversified Financial Services - 2.66%			DTE Energy Co
Air Lease Corp			6.38%, 04/15/2033		3,980	5,077
2.13%, 01/15/2018	6,340	6,269	Duke Energy Carolinas LLC
Aircastle Ltd			4.00%, 09/30/2042		1,865	1,874
4.63%, 12/15/2018	380	386	Duke Energy Corp
5.13%, 03/15/2021	2,340	2,369	3.75%, 04/15/2024		1,500	1,557
7.63%, 04/15/2020	240	270	Duke Energy Progress Inc
Ally Financial Inc			4.38%, 03/30/2044		1,375	1,468
4.75%, 09/10/2018	220	231	Dynegy Finance I Inc / Dynegy Finance II
American Express Credit Corp			Inc
0.72%, 08/15/2019 (e)	3,000	2,992	6.75%, 11/01/2019(d)		790	818
1.55%, 09/22/2017	2,995	3,004	7.38%, 11/01/2022(d)		1,385	1,465
Consolidated Energy Finance SA			7.63%, 11/01/2024(d)		350	371
6.75%, 10/15/2019 (d)	2,200	2,244	Edison International
Countrywide Financial Corp			3.75%, 09/15/2017		1,420	1,504
6.25%, 05/15/2016	5,290	5,683	Electricite de France SA
Credit Acceptance Corp			2.15%, 01/22/2019(d)		1,000	1,000
6.13%, 02/15/2021 (d)	3,010	3,115	4.88%, 01/22/2044(d)		1,140	1,214
Denali Borrower LLC / Denali Finance Corp			5.63%, 12/29/2049(d),(e)		6,490	6,879
5.63%, 10/15/2020 (d)	2,410	2,556	Elwood Energy LLC
Fly Leasing Ltd			8.16%, 07/05/2026		695	775
6.38%, 10/15/2021	1,500	1,493	Energy Future Intermediate Holding Co LLC /
Ford Motor Credit Co LLC			EFIH Finance Inc
2.60%, 11/04/2019 (f)	4,860	4,844	0.00%, 03/01/2022(a),(d),(e)		450	536
4.38%, 08/06/2023	2,225	2,360	FirstEnergy Corp
			7.38%, 11/15/2031		1,730	2,056

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Engineering & Construction (continued)
Florida Power & Light Co			Odebrecht Offshore Drilling Finance
4.05%, 06/01/2042	$1,260	$1,283	Ltd (continued)
4.13%, 02/01/2042	755	778	6.75%, 10/01/2022(d)	$1,526	$1,599
Indiantown Cogeneration LP			SBA Tower Trust
9.77%, 12/15/2020	1,130	1,282	2.90%, 10/15/2044(d)	2,700	2,707
Miran Mid-Atlantic Series C Pass Through					$7,780
Trust
10.06%, 12/30/2028	2,197	2,395	Entertainment - 0.25%
Mirant Mid-Atlantic Series B Pass Through			CCM Merger Inc
			9.13%, 05/01/2019(d)	2,330	2,505
Trust
9.13%, 06/30/2017 (c)	50	54	Cinemark USA Inc
Northern States Power Co/MN			4.88%, 06/01/2023	2,815	2,773
3.40%, 08/15/2042	265	241	DreamWorks Animation SKG Inc
			6.88%, 08/15/2020(d)	1,695	1,771
NRG Energy Inc
6.25%, 05/01/2024 (d)	835	862	Lions Gate Entertainment Corp
8.25%, 09/01/2020	820	887	5.25%, 08/01/2018	125	129
Oncor Electric Delivery Co LLC			Peninsula Gaming LLC / Peninsula Gaming
2.15%, 06/01/2019 (d)	6,750	6,739	Corp
			8.38%, 02/15/2018(d)	1,200	1,266
5.25%, 09/30/2040	950	1,118
Pacific Gas & Electric Co			Regal Entertainment Group
4.45%, 04/15/2042	645	661	5.75%, 03/15/2022	590	577
PacifiCorp			WMG Acquisition Corp
			6.00%, 01/15/2021(d)	126	129
3.85%, 06/15/2021	1,137	1,231
4.10%, 02/01/2042	1,675	1,705	WMG Holdings Corp
Perusahaan Listrik Negara PT			13.75%, 10/01/2019	755	868
5.50%, 11/22/2021 (d)	650	691			$10,018
PPL Electric Utilities Corp			Environmental Control - 0.08%
3.00%, 09/15/2021	465	475	Republic Services Inc
4.75%, 07/15/2043	1,435	1,586	3.80%, 05/15/2018	1,215	1,292
PPL WEM Holdings Ltd			Waste Management Inc
3.90%, 05/01/2016 (d)	2,470	2,565	7.75%, 05/15/2032	1,200	1,738
5.38%, 05/01/2021 (d)	950	1,072
					$3,030
Public Service Co of Colorado
4.30%, 03/15/2044	560	588	Food- 1.12%
4.75%, 08/15/2041	1,400	1,569	ConAgra Foods Inc
Public Service Electric & Gas Co			1.30%, 01/25/2016	375	376
2.30%, 09/15/2018	2,700	2,760	Grupo Bimbo SAB de CV
3.65%, 09/01/2042	365	346	3.88%, 06/27/2024(d)	5,480	5,454
Puget Energy Inc			4.88%, 06/27/2044(d)	550	539
5.63%, 07/15/2022	400	462	Ingles Markets Inc
6.00%, 09/01/2021	2,935	3,408	5.75%, 06/15/2023	805	821
San Diego Gas & Electric Co			Kraft Foods Group Inc
4.30%, 04/01/2042	230	242	1.63%, 06/04/2015	590	594
Southern California Edison Co			6.50%, 02/09/2040	1,450	1,801
3.90%, 12/01/2041	390	383	Kroger Co/The
4.05%, 03/15/2042	1,610	1,609	5.00%, 04/15/2042	670	712
Virginia Electric and Power Co			Mondelez International Inc
4.00%, 01/15/2043	245	242	6.50%, 11/01/2031	430	547
4.45%, 02/15/2044	3,450	3,645	Smithfield Foods Inc
4.65%, 08/15/2043	1,620	1,768	5.25%, 08/01/2018(d)	250	257
Wisconsin Power & Light Co			5.88%, 08/01/2021(d)	395	419
4.10%, 10/15/2044	4,175	4,185	Sysco Corp
		$84,378	1.45%, 10/02/2017	370	372
			2.35%, 10/02/2019	4,445	4,471
Electronics - 0.22%			3.00%, 10/02/2021	5,895	5,978
Keysight Technologies Inc			3.50%, 10/02/2024	2,340	2,375
3.30%, 10/30/2019 (d)	4,300	4,302	4.35%, 10/02/2034	5,465	5,613
4.55%, 10/30/2024 (d)	2,790	2,789	4.50%, 10/02/2044	325	333
Sanmina Corp			Tyson Foods Inc
4.38%, 06/01/2019 (d)	105	105	2.65%, 08/15/2019	915	924
Thermo Fisher Scientific Inc			3.95%, 08/15/2024	6,545	6,675
5.30%, 02/01/2044	405	456	4.88%, 08/15/2034	875	917
Viasystems Inc			5.15%, 08/15/2044	395	422
7.88%, 05/01/2019 (d)	1,050	1,113	Wm Wrigley Jr Co
		$8,765	2.40%, 10/21/2018(d)	1,650	1,667
			3.38%, 10/21/2020(d)	2,745	2,804
Engineering & Construction - 0.20%
Aguila 3 SA					$44,071
7.88%, 01/31/2018 (d)	390	391	Forest Products & Paper - 0.49%
Odebrecht Finance Ltd			Cascades Inc
5.13%, 06/26/2022 (d)	2,200	2,279	5.50%, 07/15/2022(d)	560	553
Odebrecht Offshore Drilling Finance Ltd			Domtar Corp
6.63%, 10/01/2022 (d)	781	804	6.25%, 09/01/2042	2,155	2,254

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Forest Products & Paper (continued)			Holding Companies - Diversified (continued)
Domtar Corp (continued)			Nielsen Co Luxembourg SARL/The
6.75%, 02/15/2044	$1,905	$2,083	5.50%, 10/01/2021(d)	$770	$799
Georgia-Pacific LLC			Tenedora Nemak SA de CV
5.40%, 11/01/2020 (d)	2,870	3,279	5.50%, 02/28/2023(d)	2,300	2,391
International Paper Co					$7,197
4.80%, 06/15/2044	2,220	2,185
Klabin Finance SA			Home Builders - 0.23%
5.25%, 07/16/2024 (d)	1,600	1,567	Beazer Homes USA Inc
Resolute Forest Products Inc			6.63%, 04/15/2018	685	714
5.88%, 05/15/2023	1,445	1,384	KB Home
Sappi Papier Holding GmbH			4.75%, 05/15/2019	390	387
7.50%, 06/15/2032 (d)	1,860	1,739	Lennar Corp
8.38%, 06/15/2019 (d)	3,250	3,526	4.13%, 12/01/2018	1,725	1,749
			4.75%, 11/15/2022(e)	2,660	2,620
Tembec Industries Inc
9.00%, 12/15/2019 (d)	805	815	MDC Holdings Inc
		$19,385	6.00%, 01/15/2043	485	419
			WCI Communities Inc
Gas- 0.05%			6.88%, 08/15/2021	1,390	1,404
Nakilat Inc			6.88%, 08/15/2021(d)	215	217
6.07%, 12/31/2033	200	227	Woodside Homes Co LLC / Woodside Homes
Sempra Energy			Finance Inc
2.88%, 10/01/2022	300	294	6.75%, 12/15/2021(d)	1,725	1,734
Talent Yield Investments Ltd					$9,244
4.50%, 04/25/2022 (d)	1,500	1,561
		$2,082	Home Equity Asset Backed Securities - 0.04%
			First NLC Trust 2005-1
Healthcare - Products - 0.08%			0.65%, 05/25/2035(e)	343	236
ConvaTec Finance International SA			JP Morgan Mortgage Acquisition Trust 2006-
8.25%, PIK 9.00%, 01/15/2019 (d),(g)	1,750	1,787	CW2
ConvaTec Healthcare E SA			0.30%, 08/25/2036(e)	947	888
10.50%, 12/15/2018 (d)	400	424	New Century Home Equity Loan Trust 2005-
Kinetic Concepts Inc / KCI USA Inc			1
10.50%, 11/01/2018	505	557	0.73%, 03/25/2035(e)	85	85
Universal Hospital Services Inc			Saxon Asset Securities Trust 2004-1
7.63%, 08/15/2020	205	191	1.85%, 03/25/2035(e)	282	145
		$2,959	Specialty Underwriting & Residential Finance
			Trust Series 2004-BC1
Healthcare - Services - 0.83%			0.92%, 02/25/2035(e)	303	286
Centene Corp					$1,640
4.75%, 05/15/2022	6,605	6,679
5.75%, 06/01/2017	5,385	5,668	Insurance - 1.80%
CHS/Community Health Systems Inc			AIG Life Holdings Inc
5.13%, 08/01/2021	95	99	7.57%, 12/01/2045(d)	100	132
Fresenius Medical Care US Finance II Inc			American International Group Inc
4.75%, 10/15/2024 (d)	680	682	3.38%, 08/15/2020	6,910	7,170
5.88%, 01/31/2022 (d)	985	1,074	4.50%, 07/16/2044	7,780	7,901
Fresenius Medical Care US Finance Inc			Five Corners Funding Trust
6.50%, 09/15/2018 (d)	330	365	4.42%, 11/15/2023(d)	5,970	6,306
HCA Holdings Inc			Liberty Mutual Group Inc
6.25%, 02/15/2021	925	996	4.25%, 06/15/2023(d)	2,270	2,348
HCA Inc			5.00%, 06/01/2021(d)	2,500	2,744
4.75%, 05/01/2023	2,685	2,729	7.00%, 03/07/2067(d),(e)	2,260	2,350
5.00%, 03/15/2024	670	691	7.80%, 03/07/2087(d)	2,795	3,270
5.25%, 04/15/2025	1,945	2,015	MetLife Capital Trust IV
5.88%, 03/15/2022	580	637	7.88%, 12/15/2067(d)	1,770	2,261
7.25%, 09/15/2020	690	731	MetLife Inc
LifePoint Hospitals Inc			4.88%, 11/13/2043	2,590	2,810
5.50%, 12/01/2021 (d)	610	639	Metropolitan Life Global Funding I
MPH Acquisition Holdings LLC			1.30%, 04/10/2017(d)	1,370	1,373
6.63%, 04/01/2022 (d)	2,390	2,501	Pricoa Global Funding I
Roche Holdings Inc			2.20%, 05/16/2019(b),(d)	3,170	3,149
6.00%, 03/01/2019 (d)	1,154	1,333	Teachers Insurance & Annuity Association of
Ventas Realty LP			America
1.25%, 04/17/2017	790	789	4.90%, 09/15/2044(d)	5,350	5,672
WellCare Health Plans Inc			TIAA Asset Management Finance Co LLC
5.75%, 11/15/2020	4,975	5,123	2.95%, 11/01/2019(d)	6,675	6,688
		$32,751	4.13%, 11/01/2024(d)	3,030	3,046
			Voya Financial Inc
Holding Companies - Diversified - 0.18%			2.90%, 02/15/2018	3,800	3,907
Alfa SAB de CV			5.65%, 05/15/2053(e)	8,965	8,965
5.25%, 03/25/2024 (d)	2,950	3,212
			XL Group PLC
Alphabet Holding Co Inc			6.50%, 12/31/2049(e)	1,140	1,094
7.75%, 11/01/2017	820	795			$71,186

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Internet - 0.09%			Media (continued)
Equinix Inc			DIRECTV Holdings LLC / DIRECTV
4.88%, 04/01/2020	$230	$235	Financing Co Inc
5.38%, 04/01/2023	730	753	4.45%, 04/01/2024	$8,870	$9,254
Zayo Group LLC / Zayo Capital Inc			5.00%, 03/01/2021	330	363
8.13%, 01/01/2020	400	427	6.00%, 08/15/2040	790	887
10.13%, 07/01/2020	1,995	2,215	6.38%, 03/01/2041	2,225	2,601
		$3,630	DISH DBS Corp
			4.25%, 04/01/2018	920	943
Iron & Steel - 0.52%			5.88%, 07/15/2022	1,890	2,003
ArcelorMittal			6.75%, 06/01/2021	4,605	5,112
6.00%, 03/01/2021 (e)	1,540	1,652
			7.88%, 09/01/2019	1,517	1,762
6.13%, 06/01/2018	345	369	Globo Comunicacao e Participacoes SA
7.50%, 10/15/2039	2,165	2,311	4.88%, 04/11/2022(d)	800	822
Commercial Metals Co			NBCUniversal Enterprise Inc
4.88%, 05/15/2023	2,785	2,715	0.92%, 04/15/2018(d),(e)	5,490	5,542
7.35%, 08/15/2018	175	194	NBCUniversal Media LLC
Glencore Funding LLC			4.45%, 01/15/2043	1	1
3.13%, 04/29/2019 (d)	6,895	6,961
			5.15%, 04/30/2020	1,733	1,972
Samarco Mineracao SA			Numericable Group SA
4.13%, 11/01/2022 (d)	1,900	1,807
			6.00%, 05/15/2022(d)	835	854
5.38%, 09/26/2024 (d)	2,500	2,505
			RCN Telecom Services LLC / RCN Capital
Signode Industrial Group Lux SA/Signode			Corp
Industrial Group US Inc			8.50%, 08/15/2020(d)	995	1,042
6.38%, 05/01/2022 (d)	1,975	1,916
			Time Warner Cable Inc
		$20,430	4.13%, 02/15/2021	5,475	5,857
Leisure Products & Services - 0.00%			4.50%, 09/15/2042	5,675	5,594
Jarden Corp			5.88%, 11/15/2040	1,690	1,989
6.13%, 11/15/2022	110	115	6.55%, 05/01/2037	2,895	3,643
			6.75%, 07/01/2018	920	1,070
			8.75%, 02/14/2019	1,635	2,054
Lodging - 0.14%			Time Warner Inc
MGM Resorts International			2.10%, 06/01/2019	1,080	1,064
6.63%, 12/15/2021	1,065	1,166	4.05%, 12/15/2023	5,060	5,259
7.75%, 03/15/2022	85	98	4.88%, 03/15/2020	795	876
10.00%, 11/01/2016	1,205	1,365	6.25%, 03/29/2041	6,685	8,047
Wyndham Worldwide Corp			Unitymedia Hessen GmbH & Co KG /
2.50%, 03/01/2018	2,920	2,937	Unitymedia NRW GmbH
		$5,566	5.50%, 01/15/2023(d)	1,275	1,329
Machinery - Construction & Mining - 0.04%			Unitymedia KabelBW GmbH
			6.13%, 01/15/2025(d)	695	725
Ferreycorp SAA
4.88%, 04/26/2020 (d)	1,150	1,136	Univision Communications Inc
Vander Intermediate Holding II Corp			6.88%, 05/15/2019(d)	265	279
9.75%, PIK 10.50%, 02/01/2019 (d),(g)	385	408	8.50%, 05/15/2021(d)	1,355	1,467
		$1,544	Viacom Inc
			4.38%, 03/15/2043	1,466	1,351
Machinery - Diversified - 0.00%			5.85%, 09/01/2043	5,280	5,981
CNH Industrial America LLC			VTR Finance BV
7.25%, 01/15/2016	150	158	6.88%, 01/15/2024(d)	2,255	2,368
			WideOpenWest Finance LLC /
Media- 2.82%			WideOpenWest Capital Corp
21st Century Fox America Inc			13.38%, 10/15/2019	2,170	2,474
3.70%, 09/15/2024 (d)	2,530	2,571	10.25%, 07/15/2019	1,395	1,531
5.40%, 10/01/2043	1,945	2,202			$111,344
6.15%, 02/15/2041	4,315	5,313	Metal Fabrication & Hardware - 0.02%
British Sky Broadcasting Group PLC			Wise Metals Intermediate Holdings LLC/Wise
2.63%, 09/16/2019 (d)	3,360	3,369	Holdings Finance Corp
Cablevision Systems Corp			9.75%, PIK 10.50%, 06/15/2019 (d),(g)	805	873
8.00%, 04/15/2020	990	1,134
CBS Corp
5.75%, 04/15/2020	1,640	1,879	Mining - 0.89%
Columbus International Inc			Alcoa Inc
7.38%, 03/30/2021 (d)	1,000	1,060	5.13%, 10/01/2024	3,690	3,896
Comcast Corp			Anglo American Capital PLC
			1.18%, 04/15/2016(b),(d),(e)	4,150	4,167
4.20%, 08/15/2034	2,095	2,114	9.38%, 04/08/2019(d)	2,590	3,271
4.75%, 03/01/2044	1,460	1,569
6.40%, 03/01/2040	1,975	2,560	Barrick Gold Corp
6.50%, 11/15/2035	330	433	3.85%, 04/01/2022	2,095	2,008
CSC Holdings LLC			BHP Billiton Finance USA Ltd
6.75%, 11/15/2021	280	312	2.05%, 09/30/2018	1,670	1,686
Cumulus Media Holdings Inc			Corp Nacional del Cobre de Chile
			4.88%, 11/04/2044(d),(f)	2,300	2,276
7.75%, 05/01/2019	695	712

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Mortgage Backed Securities (continued)
FMG Resources August 2006 Pty Ltd			Credit Suisse Commercial Mortgage Trust
6.88%, 02/01/2018 (d)	$220	$225	Series 2006-C3
6.88%, 04/01/2022 (d)	1,895	1,957	5.81%, 06/15/2038(e)	$94	$99
8.25%, 11/01/2019 (d)	730	757	Credit Suisse Commercial Mortgage Trust
Freeport-McMoRan Inc			Series 2006-C5
3.10%, 03/15/2020	2,710	2,701	0.72%, 12/15/2039(e)	13,692	167
5.45%, 03/15/2043	405	414	Credit Suisse Commercial Mortgage Trust
Newmont Mining Corp			Series 2007-C3
4.88%, 03/15/2042	3,895	3,259	5.70%, 06/15/2039(e)	1,699	1,830
Rio Tinto Finance USA Ltd			Credit Suisse First Boston Mortgage Securities
9.00%, 05/01/2019	2,670	3,446	Corp
Rio Tinto Finance USA PLC			0.55%, 11/15/2037(d),(e)	3,618	—
2.00%, 03/22/2017	2,350	2,383	4.77%, 07/15/2037	2,025	2,054
St Barbara Ltd			CSMC Series 2009-RR1
8.88%, 04/15/2018 (d)	680	544	5.38%, 02/15/2040(d)	3,165	3,332
Taseko Mines Ltd			CSMC Series 2009-RR3
7.75%, 04/15/2019	330	313	5.34%, 12/15/2043(d),(e)	1,545	1,652
Teck Resources Ltd			DBUBS 2011-LC2 Mortgage Trust
5.20%, 03/01/2042	1,380	1,262	5.44%, 07/10/2044(d),(e)	5,000	5,273
Volcan Cia Minera SAA			Fannie Mae REMIC Trust 2005-W2
5.38%, 02/02/2022 (d)	350	347	0.35%, 05/25/2035(e)	729	724
5.38%, 02/02/2022	350	347	Fannie Mae REMICS
		$35,259	2.25%, 07/25/2040	432	430
			3.50%, 05/25/2027(e)	8,194	998
Miscellaneous Manufacturing - 0.82%			3.50%, 11/25/2027(e)	3,077	405
General Electric Co			3.50%, 04/25/2028(e)	9,334	1,167
4.50%, 03/11/2044	2,695	2,873	3.50%, 07/25/2040	3,713	3,742
Ingersoll-Rand Global Holding Co Ltd			4.00%, 12/25/2028(e)	5,828	754
2.88%, 01/15/2019	1,065	1,089	6.35%, 12/25/2021(e)	1,617	194
Ingersoll-Rand Luxembourg Finance SA			6.35%, 03/25/2022(e)	955	112
3.55%, 11/01/2024	5,465	5,392	6.60%, 11/25/2036(e)	2,683	442
Textron Inc			38.48%, 08/25/2035 (e)	45	10
6.20%, 03/15/2015	1,835	1,872	Freddie Mac REMICS
Tyco Electronics Group SA			0.60%, 06/15/2023(e)	66	66
0.43%, 01/29/2016 (e)	1,735	1,734
			0.75%, 08/15/2018(e)	603	608
1.60%, 02/03/2015	1,265	1,269	1.25%, 09/15/2033	10,500	10,544
2.35%, 08/01/2019	10,395	10,423	2.00%, 02/15/2036(e)	1,621	1,619
2.38%, 12/17/2018	2,150	2,172	2.75%, 03/15/2041	2,510	2,569
3.45%, 08/01/2024	1,650	1,669	3.00%, 10/15/2027(e)	1,939	242
3.50%, 02/03/2022	3,695	3,814	4.00%, 09/15/2021	255	259
7.13%, 10/01/2037	105	140	4.00%, 11/15/2025(e)	13,667	1,633
		$32,447	4.50%, 02/15/2029(e)	8,700	893
Mortgage Backed Securities - 6.23%			6.50%, 05/15/2026(e)	3,312	507
Adjustable Rate Mortgage Trust 2004-2			6.50%, 08/15/2026(e)	4,602	754
1.29%, 02/25/2035 (e)	82	82	6.55%, 09/15/2026(e)	6,031	1,042
Banc of America Commercial Mortgage Trust			6.60%, 09/15/2034(e)	1,473	162
2006-3			Freddie Mac Structured Agency Credit Risk
5.89%, 07/10/2044	586	621	Debt Notes
Banc of America Commercial Mortgage Trust			1.00%, 04/25/2024(e)	7,031	6,952
2007-3			1.50%, 08/25/2024(e)	8,394	8,372
0.43%, 06/10/2049 (d),(e)	1,000	961	1.55%, 10/25/2024(e)	5,000	5,001
Banc of America Commercial Mortgage Trust			1.60%, 09/25/2024(e)	15,000	14,952
2008-1			1.80%, 08/25/2024(e)	6,453	6,453
6.29%, 02/10/2051 (e)	3,255	3,616	GE Commercial Mortgage Corp Series 2007-
BB-UBS Trust			C1 Trust
2.89%, 06/05/2030 (d),(e)	2,100	2,049	5.61%, 12/10/2049(e)	6,575	6,922
BCRR Trust 2009-1			Ginnie Mae
5.86%, 07/17/2040 (d)	1,945	2,122	1.75%, 10/16/2037	1,143	1,156
CD 2006-CD3 Mortgage Trust			4.00%, 11/16/2028(e)	10,955	1,386
5.62%, 10/15/2048	2,178	2,297	4.50%, 05/16/2043(e)	4,523	913
CD 2007-CD4 Commercial Mortgage Trust			4.50%, 04/16/2044	1,791	381
5.37%, 12/11/2049	3,490	3,650	5.00%, 10/16/2022(e)	3,414	146
COMM 2010-RR1			GS Mortgage Securities Trust 2011-GC5
5.54%, 12/11/2049 (d),(e)	900	944	1.70%, 08/10/2044(d),(e)	151,707	9,268
COMM 2014-LC17 Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ7
4.49%, 10/10/2047	5,000	5,223	2.57%, 05/10/2045(e)	19,293	2,234
COMM 2014-UBS5 Mortgage Trust			GS Mortgage Securities Trust 2013-GC16
1.12%, 09/10/2047 (e)	71,966	5,058	1.55%, 11/10/2046(e)	11,902	959
Commercial Mortgage Pass Through			GS Mortgage Securities Trust 2013-GCJ12
Certificates			3.78%, 06/10/2046(e)	780	787
4.77%, 10/15/2045 (d),(e)	5,290	5,463	Impac CMB Trust Series 2007-A
			0.40%, 05/25/2037(e)	2,013	1,968

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

			Principal				Principal
	BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
	JP Morgan Chase Commercial Mortgage				Morgan Stanley Bank of America Merrill
	Securities Corp				Lynch Trust 2014-C18
	1.93%, 12/15/2047 (e)		$22,187	$2,122	4.45%, 10/15/2047(e)		$3,250	$3,426
	3.35%, 12/15/2047 (d),(e)		500	502	Morgan Stanley Capital I Trust 2007-HQ12
	JP Morgan Chase Commercial Mortgage				5.59%, 04/12/2049(e)		1,360	1,460
	Securities Trust 2005-CIBC12				5.59%, 04/12/2049(e)		4,454	4,504
	5.09%, 09/12/2037 (e)		300	146	Morgan Stanley Capital I Trust 2007-IQ13
	JP Morgan Chase Commercial Mortgage				5.36%, 03/15/2044(e)		700	758
	Securities Trust 2006-CIBC17				MSBAM Commercial Mortgage Securities
	5.43%, 12/12/2043		2,200	2,336	Trust 2012-CKSV
	5.46%, 12/12/2043		5,000	5,211	1.14%, 10/15/2022(d),(e)		23,475	1,708
	JP Morgan Chase Commercial Mortgage				3.28%, 10/15/2022(d)		3,075	2,996
	Securities Trust 2006-LDP9				Residential Asset Securitization Trust 2004-
	5.34%, 05/15/2047		222	237	A10
	JP Morgan Chase Commercial Mortgage				5.50%, 02/25/2035		310	314
	Securities Trust 2007-C1				UBS Commercial Mortgage Trust 2012-C1
	0.46%, 02/15/2051 (e)		27,899	11	3.40%, 05/10/2045(e)		550	566
	5.96%, 02/15/2051 (e)		7,100	7,667	UBS-Barclays Commercial Mortgage Trust
	JP Morgan Chase Commercial Mortgage				2012	-C3
	Securities Trust 2011-C5				3.09%, 08/10/2049(e)		2,125	2,138
	3.15%, 08/15/2046		1,972	2,040	UBS-Barclays Commercial Mortgage Trust
	5.32%, 08/15/2046 (d),(e)		800	886	2012	-C4
	JP Morgan Chase Commercial Mortgage				1.86%, 12/10/2045(d),(e)		20,349	2,125
	Securities Trust 2013-C16				UBS-Barclays Commercial Mortgage Trust
	1.37%, 12/15/2046 (e)		13,384	927	2013	-C5
	JPMBB Commercial Mortgage Securities				3.18%, 03/10/2046(e)		2,025	2,033
	Trust 2013-C15				4.09%, 03/10/2046(d),(e)		1,090	1,010
	1.60%, 11/15/2045 (e)		49,965	3,660	Wachovia Bank Commercial Mortgage Trust
	JPMBB Commercial Mortgage Securities				Series 2007-C30
	Trust 2014-C18				0.36%, 12/15/2043(d),(e)		1,350	1,306
	4.81%, 02/15/2047 (e)		2,700	2,829	5.25%, 12/15/2043		1,362	1,362
	JPMBB Commercial Mortgage Securities				Wachovia Bank Commercial Mortgage Trust
	Trust 2014-C19				Series 2007-C34
	1.29%, 04/15/2047 (e)		47,861	2,903	5.68%, 05/15/2046(e)		250	272
	JPMBB Commercial Mortgage Securities				Wells Fargo Mortgage Backed Securities
	Trust 2014-C24				2005-AR16 Trust
	1.24%, 11/15/2047 (e)		9,500	669	2.61%, 03/25/2035(e)		501	494
LB	-UBS Commercial Mortgage Trust 2005-				WFRBS Commercial Mortgage Trust 2013-
	C3				C12
	0.73%, 07/15/2040 (d),(e)		35,810	195	1.50%, 03/15/2048(d),(e)		59,025	4,899
	4.74%, 07/15/2030		1,652	1,668	WFRBS Commercial Mortgage Trust 2014-
LB	-UBS Commercial Mortgage Trust 2005-				C22
	C7				4.07%, 09/15/2057		5,000	5,192
	5.32%, 11/15/2040		2,200	2,270	4.37%, 09/15/2057(e)		2,000	2,080
LB	-UBS Commercial Mortgage Trust 2007-				WFRBS Commercial Mortgage Trust 2014-
	C1				C23
	0.40%, 02/15/2040 (e)		10,214	95	0.73%, 10/15/2057(e)		55,000	2,639
LB	-UBS Commercial Mortgage Trust 2007-							$245,970
	C2
	5.43%, 02/15/2040		1,923	2,082	Office & Business Equipment - 0.19%
LB	-UBS Commercial Mortgage Trust 2007-				Xerox Corp
	C6				2.95%, 03/15/2017		555	574
	6.11%, 07/15/2040		7,350	8,033	3.80%, 05/15/2024		4,410	4,322
	MASTR Asset Securitization Trust 2005-2				6.75%, 02/01/2017		550	613
	5.25%, 11/25/2035		836	838	6.75%, 12/15/2039		1,730	2,112
	Merrill Lynch Mortgage Investors Trust Series							$7,621
	2005	-A8			Oil & Gas - 4.42%
	0.50%, 08/25/2036 (e)		192	162	Afren PLC
	Merrill Lynch Mortgage Trust 2005-CIP1				6.63%, 12/09/2020(d)		1,300	1,219
	5.05%, 07/12/2038		855	870	Anadarko Petroleum Corp
ML	-CFC Commercial Mortgage Trust 2006-				3.45%, 07/15/2024		6,395	6,304
	4				5.95%, 09/15/2016		3,390	3,684
	0.62%, 12/12/2049 (e)		67,144	34	6.45%, 09/15/2036		625	771
	Morgan Stanley Bank of America Merrill				Apache Corp
	Lynch Trust 2013-C11				4.25%, 01/15/2044		3,675	3,408
	0.79%, 08/15/2046 (e)		29,535	883	4.75%, 04/15/2043		895	896
	Morgan Stanley Bank of America Merrill				Baytex Energy Corp
	Lynch Trust 2013-C9				5.13%, 06/01/2021(d)		370	361
	3.46%, 05/15/2046		5,806	5,870	BP Capital Markets PLC
	Morgan Stanley Bank of America Merrill				0.77%, 05/10/2019(e)		6,585	6,576
	Lynch Trust 2014-C15				Carrizo Oil & Gas Inc
	4.05%, 04/15/2047		5,000	5,323	7.50%, 09/15/2020		2,812	2,840

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Carrizo Oil & Gas Inc (continued)			Pacific Rubiales Energy Corp
8.63%, 10/15/2018	$765	$796	5.13%, 03/28/2023(d)	$1,700	$1,628
Chaparral Energy Inc			5.63%, 01/19/2025(d)	5,000	4,755
7.63%, 11/15/2022	1,456	1,420	7.25%, 12/12/2021(d)	3,915	4,179
9.88%, 10/01/2020	655	691	PDC Energy Inc
Chesapeake Energy Corp			7.75%, 10/15/2022	1,650	1,733
3.25%, 03/15/2016	295	295	Petrobras Global Finance BV
3.48%, 04/15/2019 (e)	3,800	3,803	3.25%, 03/17/2017	4,053	4,097
4.88%, 04/15/2022	700	716	Petrobras International Finance Co SA
6.13%, 02/15/2021	615	683	5.38%, 01/27/2021	5,000	5,119
Chevron Corp			Petroleos de Venezuela SA
1.10%, 12/05/2017	205	204	5.25%, 04/12/2017	6,450	4,276
Cimarex Energy Co			Petroleos Mexicanos
4.38%, 06/01/2024	1,000	1,016	4.88%, 01/24/2022	6,750	7,196
CNOOC Finance 2013 Ltd			4.88%, 01/18/2024	2,000	2,115
3.00%, 05/09/2023	2,600	2,466	5.50%, 06/27/2044(d)	1,750	1,824
CNOOC Nexen Finance 2014 ULC			QEP Resources Inc
4.25%, 04/30/2024	3,150	3,254	5.25%, 05/01/2023	1,025	997
ConocoPhillips			6.80%, 04/01/2018	200	214
5.75%, 02/01/2019	500	575	QGOG Constellation SA
Continental Resources Inc/OK			6.25%, 11/09/2019(d)	2,100	2,069
4.50%, 04/15/2023	1,945	2,037	RKI Exploration & Production LLC / RKI
4.90%, 06/01/2044	5,720	5,649	Finance Corp
Delek & Avner Tamar Bond Ltd			8.50%, 08/01/2021(d)	874	854
5.41%, 12/30/2025 (d)	875	894	Rosneft Oil Co via Rosneft International
Denbury Resources Inc			Finance Ltd
5.50%, 05/01/2022	1,055	1,039	4.20%, 03/06/2022(d)	1,550	1,352
Devon Energy Corp			Rowan Cos Inc
2.25%, 12/15/2018	4,935	4,941	4.75%, 01/15/2024	515	513
Drill Rigs Holdings Inc			5.00%, 09/01/2017	1,875	2,019
6.50%, 10/01/2017 (d)	330	310	5.40%, 12/01/2042	2,215	2,067
Ecopetrol SA			Seadrill Ltd
4.13%, 01/16/2025	4,215	4,110	6.13%, 09/15/2017(d)	2,440	2,374
5.88%, 09/18/2023	6,450	7,192	Seventy Seven Energy Inc
Encana Corp			6.50%, 07/15/2022(d)	1,415	1,330
5.15%, 11/15/2041	1,035	1,106	Seventy Seven Operating LLC
EP Energy LLC / Everest Acquisition Finance			6.63%, 11/15/2019	250	247
Inc			Statoil ASA
9.38%, 05/01/2020	1,210	1,322	1.20%, 01/17/2018	1,700	1,691
GeoPark Latin America Ltd Agencia en Chile			1.80%, 11/23/2016	2,535	2,582
7.50%, 02/11/2020 (d)	1,550	1,643	Talisman Energy Inc
Halcon Resources Corp			3.75%, 02/01/2021	5,365	5,362
8.88%, 05/15/2021	340	279	5.50%, 05/15/2042	2,680	2,620
9.25%, 02/15/2022	325	264	7.75%, 06/01/2019	2,355	2,790
9.75%, 07/15/2020	995	830	Total Capital International SA
KazMunayGas National Co JSC			1.50%, 02/17/2017	1,495	1,509
4.40%, 04/30/2023 (d)	2,250	2,210	1.55%, 06/28/2017	1,240	1,248
Kerr-McGee Corp			Total Capital SA
7.88%, 09/15/2031	4,025	5,533	2.13%, 08/10/2018	1,620	1,647
Kodiak Oil & Gas Corp			Transocean Inc
5.50%, 01/15/2021	2,235	2,269	3.80%, 10/15/2022	5,010	4,511
5.50%, 02/01/2022	260	265	6.38%, 12/15/2021	2,580	2,711
8.13%, 12/01/2019	570	613	Triangle USA Petroleum Corp
Linn Energy LLC / Linn Energy Finance			6.75%, 07/15/2022(d)	640	560
Corp			Ultra Petroleum Corp
6.25%, 11/01/2019 (e)	820	754	6.13%, 10/01/2024(d)	1,835	1,736
6.50%, 05/15/2019	815	762			$174,619
6.50%, 09/15/2021	1,195	1,093
Nabors Industries Inc			Oil & Gas Services - 0.32%
2.35%, 09/15/2016	1,400	1,421	CGG SA
			6.88%, 01/15/2022(d)	275	220
Newfield Exploration Co
6.88%, 02/01/2020	460	477	Exterran Partners LP / EXLP Finance Corp
			6.00%, 10/01/2022(d)	395	379
Northern Blizzard Resources Inc
7.25%, 02/01/2022 (d)	715	679	FTS International Inc
			6.25%, 05/01/2022(d)	360	340
Oasis Petroleum Inc
6.50%, 11/01/2021	455	466	Key Energy Services Inc
6.88%, 03/15/2022	290	302	6.75%, 03/01/2021	2,450	2,180
6.88%, 01/15/2023	1,820	1,893	PHI Inc
Ocean Rig UDW Inc			5.25%, 03/15/2019	755	746
7.25%, 04/01/2019 (d)	1,205	1,030	Weatherford International LLC
Pacific Drilling SA			6.35%, 06/15/2017	850	947
5.38%, 06/01/2020 (d)	1,490	1,333	Weatherford International Ltd/Bermuda
			5.95%, 04/15/2042	5,455	5,773

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas Services (continued)			Packaging & Containers (continued)
Weatherford International			Reynolds Group Issuer Inc / Reynolds Group
Ltd/Bermuda (continued)			Issuer LLC / Reynolds Group Issuer
6.50%, 08/01/2036	$1,875	$2,101	(Luxembourg) S.A.
		$12,686	7.13%, 04/15/2019	$1,825	$1,896
			7.88%, 08/15/2019	260	279
Other Asset Backed Securities - 2.22%			9.00%, 04/15/2019	400	418
Chase Funding Trust Series 2003-5			9.88%, 08/15/2019	3	3
0.75%, 07/25/2033 (e)	1,040	989
			Rock-Tenn Co
Chase Funding Trust Series 2004-1			3.50%, 03/01/2020	4,330	4,425
0.61%, 12/25/2033 (e)	23	21
			4.90%, 03/01/2022	3,045	3,273
CIT Equipment Collateral 2013-VT1					$24,529
0.65%, 03/21/2016 (d)	4,282	4,283
Countrywide Asset-Backed Certificates			Pharmaceuticals - 1.32%
0.31%, 10/25/2047 (e)	2,266	2,243	Actavis Funding SCS
0.93%, 06/25/2035 (e)	130	130	4.85%, 06/15/2044(d)	4,335	4,088
1.76%, 01/25/2034 (e)	13	12	Bayer US Finance LLC
Dell Equipment Finance Trust 2014-1			1.50%, 10/06/2017(d)	1,490	1,495
0.64%, 07/22/2016 (d)	3,400	3,399	2.38%, 10/08/2019(d)	9,320	9,336
GE Dealer Floorplan Master Note Trust			3.00%, 10/08/2021(d)	7,845	7,880
0.54%, 07/20/2019 (e)	14,000	13,985	Express Scripts Holding Co
0.56%, 04/20/2018 (e)	28,127	28,206	2.25%, 06/15/2019	2,365	2,351
GE Equipment Transportation LLC Series			2.75%, 11/21/2014	2,305	2,308
2013-2			6.13%, 11/15/2041	160	198
0.61%, 06/24/2016 (e)	6,399	6,405	Forest Laboratories Inc
GreatAmerica Leasing Receivables			5.00%, 12/15/2021(d)	12,770	13,684
0.61%, 05/15/2016 (d),(e)	5,187	5,188	GlaxoSmithKline Capital Inc
GreatAmerica Leasing Receivables Funding			5.38%, 04/15/2034	255	302
LLC			GlaxoSmithKline Capital PLC
1.66%, 04/17/2017 (d)	1,917	1,929	1.50%, 05/08/2017	1,385	1,397
John Deere Owner Trust 2013-B			Grifols Worldwide Operations Ltd
0.55%, 01/15/2016 (e)	578	578	5.25%, 04/01/2022(d)	1,000	1,025
JP Morgan Mortgage Acquisition Trust 2007-			Par Pharmaceutical Cos Inc
CH3			7.38%, 10/15/2020	1,832	1,947
0.30%, 03/25/2037 (e)	2,410	2,374	Perrigo Co PLC
MSDWCC Heloc Trust 2005-1			1.30%, 11/08/2016	690	689
0.53%, 07/25/2017 (e)	53	52	Salix Pharmaceuticals Ltd
Popular ABS Mortgage Pass-Through Trust			6.00%, 01/15/2021(d)	1,515	1,640
2005-1			Sanofi
0.42%, 05/25/2035 (e)	1,308	1,139	4.00%, 03/29/2021	855	926
Trade MAPS 1 Ltd			Valeant Pharmaceuticals International Inc
0.85%, 12/10/2018 (d),(e)	11,500	11,501	7.50%, 07/15/2021(d)	1,530	1,637
Volvo Financial Equipment LLC Series 2013-			Wyeth LLC
1			6.00%, 02/15/2036	565	715
0.53%, 11/16/2015 (d),(e)	1,134	1,134	Zoetis Inc
Volvo Financial Equipment LLC Series 2014-			1.15%, 02/01/2016	490	491
1					$52,109
0.54%, 11/15/2016 (d),(e)	4,000	4,001
		$87,569	Pipelines - 1.96%
			Access Midstream Partners LP / ACMP
Packaging & Containers - 0.62%			Finance Corp
Ardagh Finance Holdings SA			4.88%, 05/15/2023	6,130	6,406
8.63%, PIK 8.63%, 06/15/2019 (d),(g)	350	358	4.88%, 03/15/2024	2,950	3,083
Ardagh Packaging Finance PLC / Ardagh			6.13%, 07/15/2022	1,100	1,196
Holdings USA Inc			Boardwalk Pipelines LP
3.23%, 12/15/2019 (d),(e)	1,150	1,124	3.38%, 02/01/2023	4,445	4,139
6.00%, 06/30/2021 (d)	220	217	Buckeye Partners LP
7.00%, 11/15/2020 (d)	46	47	2.65%, 11/15/2018	520	519
Berry Plastics Corp			4.35%, 10/15/2024	6,685	6,652
5.50%, 05/15/2022	2,000	2,007	DCP Midstream LLC
Beverage Packaging Holdings Luxembourg II			5.85%, 05/21/2043(d),(e)	880	869
SA / Beverage Packaging Holdings II			El Paso Pipeline Partners Operating Co LLC
5.63%, 12/15/2016 (d)	240	241	4.70%, 11/01/2042	1,540	1,367
6.00%, 06/15/2017 (d)	510	509	5.00%, 10/01/2021	5,575	5,951
Coveris Holdings SA			Enable Midstream Partners LP
7.88%, 11/01/2019 (d)	490	514	2.40%, 05/15/2019(d)	3,770	3,721
Crown Cork & Seal Co Inc			Enbridge Inc
7.38%, 12/15/2026	1,860	2,055	0.68%, 06/02/2017(e)	4,580	4,581
Exopack Holding Corp			3.50%, 06/10/2024	4,875	4,824
10.00%, 06/01/2018 (d)	960	1,032	Energy Transfer Equity LP
Packaging Corp of America			5.88%, 01/15/2024	410	430
4.50%, 11/01/2023	5,775	6,131	Energy Transfer Partners LP
			5.95%, 10/01/2043	1,770	1,956
			6.70%, 07/01/2018	377	432

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
Enterprise Products Operating LLC			Landry's Holdings II Inc
4.85%, 03/15/2044	$1,845	$1,900	10.25%, 01/01/2018 (d)		$1,085	$1,128
Kinder Morgan Energy Partners LP			Landry's Inc
2.65%, 02/01/2019	3,965	3,967	9.38%, 05/01/2020(d)		1,055	1,128
5.63%, 09/01/2041	1,130	1,140	Macy's Retail Holdings Inc
Plains All American Pipeline LP / PAA			5.90%, 12/01/2016		3,694	4,056
Finance Corp			6.38%, 03/15/2037		1,245	1,547
3.60%, 11/01/2024	2,355	2,341	6.90%, 04/01/2029		145	184
Regency Energy Partners LP / Regency			Michaels FinCo Holdings LLC / Michaels
Energy Finance Corp			FinCo Inc
5.00%, 10/01/2022	1,185	1,209	7.50%, PIK 8.25%, 08/01/2018 (d),(g)		270	274
Sabine Pass Liquefaction LLC			Michaels Stores Inc
5.63%, 02/01/2021 (e)	990	1,037	5.88%, 12/15/2020(d)		827	837
6.25%, 03/15/2022 (d)	745	803	Neiman Marcus Group LTD LLC
Targa Resources Partners LP / Targa			8.75%, 10/15/2021(d)		1,000	1,070
Resources Partners Finance Corp			New Academy Finance Co LLC / New
4.13%, 11/15/2019 (d)	140	142	Academy Finance Corp
TransCanada PipeLines Ltd			8.00%, PIK 8.75%, 06/15/2018 (d),(g)		1,455	1,464
4.63%, 03/01/2034	1,270	1,334	Petco Holdings Inc
5.00%, 10/16/2043	1,605	1,718	8.50%, PIK 9.25%, 10/15/2017 (d),(g)		1,130	1,136
7.13%, 01/15/2019	730	867	SACI Falabella
Transportadora de Gas Internacional SA ESP			4.38%, 01/27/2025(d)		1,850	1,857
5.70%, 03/20/2022 (d)	300	320	Suburban Propane Partners LP/Suburban
5.70%, 03/20/2022	3,250	3,473	Energy Finance Corp
Western Gas Partners LP			7.38%, 03/15/2020		715	745
2.60%, 08/15/2018	3,900	3,954	Target Corp
5.45%, 04/01/2044	3,515	3,816	2.30%, 06/26/2019		700	704
Williams Cos Inc/The			4.00%, 07/01/2042		520	499
7.88%, 09/01/2021	2,770	3,344	Wal-Mart Stores Inc
		$77,491	1.00%, 04/21/2017		4,850	4,847
			4.75%, 10/02/2043		4,005	4,446
Real Estate - 0.31%						$44,830
China Overseas Finance Cayman VI Ltd
4.25%, 05/08/2019	1,750	1,790	Savings & Loans - 0.05%
Crescent Resources LLC / Crescent Ventures			Santander Holdings USA Inc/PA
Inc			3.00%, 09/24/2015		2,055	2,090
10.25%, 08/15/2017 (d)	1,190	1,303
Regency Centers LP
5.88%, 06/15/2017	8,275	9,153	Semiconductors - 0.09%
			KLA-Tencor Corp
		$12,246	4.65%, 11/01/2024(f)		1,035	1,038
REITS- 0.20%			Semiconductor Manufacturing International
DuPont Fabros Technology LP			Corp
5.88%, 09/15/2021	415	432	4.13%, 10/07/2019(d)		2,500	2,515
HCP Inc						$3,553
2.63%, 02/01/2020	2,140	2,124
3.88%, 08/15/2024	1,535	1,534	Software - 0.35%
			Activision Blizzard Inc
iStar Financial Inc			5.63%, 09/15/2021(d)		2,885	3,069
3.88%, 07/01/2016	245	248	6.13%, 09/15/2023(d)		970	1,050
4.88%, 07/01/2018	390	389	Oracle Corp
5.00%, 07/01/2019	125	125
9.00%, 06/01/2017	490	550	2.38%, 01/15/2019		5,725	5,816
			2.50%, 10/15/2022		773	746
Prologis LP			4.30%, 07/08/2034		3,125	3,216
4.25%, 08/15/2023	1,445	1,506
6.88%, 03/15/2020	743	876				$13,897
		$7,784	Sovereign - 0.93%
			Belgium Government Bond
Retail - 1.14%			3.00%, 09/28/2019	EUR	95	135
Building Materials Holding Corp			4.25%, 09/28/2021(d)		35	55
9.00%, 09/15/2018 (d)	750	808
Claire's Stores Inc			4.25%, 09/28/2022		375	594
7.75%, 06/01/2020 (d)	165	116	Brazilian Government International Bond
9.00%, 03/15/2019 (d)	395	403	4.88%, 01/22/2021		$2,000	2,155
			Bundesrepublik Deutschland
CVS Health Corp			1.50%, 05/15/2024	EUR	360	480
2.25%, 12/05/2018	2,320	2,345	3.50%, 07/04/2019		20	29
2.25%, 08/12/2019	3,120	3,106
3.38%, 08/12/2024	1,790	1,785	4.75%, 07/04/2028		15	27
			Canadian Government Bond
4.13%, 05/15/2021	3,160	3,432	1.25%, 03/01/2018	CAD	200	177
5.30%, 12/05/2043	1,695	1,946
CVS Pass-Through Trust			2.00%, 12/01/2014		50	44
5.93%, 01/10/2034 (d)	1,116	1,286	Denmark Government Bond
7.51%, 01/10/2032 (d)	2,890	3,681	3.00%, 11/15/2021	DKK	290	57
			4.00%, 11/15/2017		280	53

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Student Loan Asset Backed Securities (continued)
Export Credit Bank of Turkey				SLM Private Education Loan Trust 2012-B
5.00%, 09/23/2021 (d)		$3,500	$3,527	1.25%, 12/15/2021(d),(e)	$2,902	$2,912
France Government Bond OAT				SLM Private Education Loan Trust 2012-C
3.00%, 04/25/2022	EUR	550	804	1.25%, 08/15/2023(d),(e)	5,655	5,685
3.50%, 04/25/2026		30	46	SLM Private Education Loan Trust 2012-D
3.75%, 04/25/2021		85	128	1.20%, 06/15/2023(d),(e)	14,258	14,321
4.50%, 04/25/2041		25	46	SLM Private Education Loan Trust 2012-E
French Treasury Note BTAN				0.90%, 06/15/2016(d),(e)	5,937	5,954
1.75%, 02/25/2017		40	52	SLM Private Education Loan Trust 2013-A
Ireland Government Bond				0.75%, 08/15/2022(d),(e)	6,500	6,507
3.40%, 03/18/2024		20	29	SLM Private Education Loan Trust 2013-B
5.90%, 10/18/2019		300	472	0.80%, 07/15/2022(d),(e)	8,280	8,280
Italy Buoni Poliennali Del Tesoro				SLM Private Education Loan Trust 2014-A
2.75%, 12/01/2015		100	128	0.75%, 07/15/2022(d),(e)	13,821	13,811
3.50%, 03/01/2030 (d)		500	663	SLM Student Loan Trust 2008-6
3.75%, 08/01/2021		355	502	0.78%, 10/25/2017(e)	751	752
4.25%, 09/01/2019		75	108	SLM Student Loan Trust 2008-8
4.75%, 06/01/2017		75	103	1.13%, 10/25/2017(e)	266	267
5.00%, 09/01/2040		15	23	SLM Student Loan Trust 2012-6
5.50%, 11/01/2022		75	118	0.43%, 09/25/2019(e)	6,789	6,786
6.00%, 05/01/2031		20	34	SLM Student Loan Trust 2012-7
Japan Government Ten Year Bond				0.31%, 02/27/2017(e)	1,195	1,194
0.60%, 03/20/2023	JPY	24,000	218	SLM Student Loan Trust 2013-6
0.80%, 09/20/2020		7,000	65	0.43%, 02/25/2019(e)	2,180	2,181
1.30%, 03/20/2021		87,000	829			$77,332
1.40%, 06/20/2019		16,000	151
Japan Government Twenty Year Bond				Telecommunications - 3.33%
1.50%, 06/20/2034		100,000	926	Altice Financing SA
				6.50%, 01/15/2022(d)	475	488
1.90%, 03/20/2024		125,000	1,264	7.88%, 12/15/2019(d)	1,400	1,493
Kenya Government International Bond
5.88%, 06/24/2019 (d)		$3,000	3,109	Altice Finco SA
				8.13%, 01/15/2024(d)	400	421
Mexican Bonos				9.88%, 12/15/2020(d)	250	279
6.50%, 06/10/2021 (e)	MXN	550	43
Mexico Government International Bond				Altice SA
				7.75%, 05/15/2022(d)	1,960	2,058
4.00%, 10/02/2023		$230	240
Netherlands Government Bond				America Movil SAB de CV
2.00%, 07/15/2024	EUR	425	583	5.00%, 03/30/2020	1,600	1,764
2.25%, 07/15/2022 (d)		65	91	AT&T Inc
4.00%, 07/15/2018 (d)		15	22	2.38%, 11/27/2018	795	804
5.50%, 01/15/2028		25	47	4.30%, 12/15/2042	2,670	2,490
Panama Government International Bond				4.35%, 06/15/2045	5,515	5,148
4.00%, 09/22/2024		$4,300	4,397	5.80%, 02/15/2019	390	447
Poland Government Bond				Axtel SAB de CV
				8.00%, 01/31/2020(d),(e)	500	500
5.25%, 10/25/2020	PLN	290	101
Romanian Government International Bond				B Communications Ltd
				7.38%, 02/15/2021(d)	230	245
4.88%, 01/22/2024 (d)		$1,850	1,993
Russian Foreign Bond - Eurobond				Bharti Airtel International Netherlands BV
				5.13%, 03/11/2023(d)	2,500	2,641
7.50%, 03/31/2030 (e)		7,948	9,017
Spain Government Bond				British Telecommunications PLC
4.25%, 10/31/2016	EUR	60	81	1.63%, 06/28/2016	1,490	1,506
4.65%, 07/30/2025		10	15	CC Holdings GS V LLC / Crown Castle GS
4.85%, 10/31/2020		430	651	III Corp
5.50%, 04/30/2021		100	158	3.85%, 04/15/2023	3,570	3,552
Sweden Government Bond				Digicel Group Ltd
				8.25%, 09/30/2020(d)	7,325	7,655
1.50%, 11/13/2023	SEK	550	77
4.25%, 03/12/2019		200	32	Digicel Ltd
				6.00%, 04/15/2021(d)	700	707
Switzerland Government Bond				8.25%, 09/01/2017(d)	670	686
3.75%, 06/10/2015	CHF	12	13
Turkey Government International Bond				8.25%, 09/01/2017	1,700	1,740
3.25%, 03/23/2023		$1,500	1,399	Eileme 2 AB
				11.63%, 01/31/2020 (d)	830	950
United Kingdom Gilt
1.75%, 07/22/2019	GBP	100	162	Embarq Corp
1.75%, 09/07/2022		150	235	8.00%, 06/01/2036	695	771
4.25%, 12/07/2040		60	119	ENTEL Chile SA
				4.75%, 08/01/2026(d)	2,300	2,329
4.75%, 09/07/2015		75	124
4.75%, 12/07/2030		25	51	Frontier Communications Corp
			$36,802	6.25%, 09/15/2021	735	759
				Goodman Networks Inc
Student Loan Asset Backed Securities - 1.96%				12.13%, 07/01/2018	810	867
Navient Student Loan Trust				Intelsat Jackson Holdings SA
0.63%, 05/16/2022 (d),(e)		$6,000	6,000	7.25%, 10/15/2020	710	758
SLM Private Education Loan Trust 2012-A				Intelsat Luxembourg SA
1.55%, 08/15/2025 (d),(e)		2,654	2,682	6.75%, 06/01/2018	125	129

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)				Transportation (continued)
Intelsat Luxembourg SA	(continued)			Navios Maritime Holdings Inc / Navios
7.75%, 06/01/2021		$3,085	$3,224	Maritime Finance II US Inc
8.13%, 06/01/2023		630	669	7.38%, 01/15/2022(d)	$760	$764
Level 3 Communications Inc				8.13%, 02/15/2019	385	373
11.88%, 02/01/2019		384	414	Navios South American Logistics Inc / Navios
Level 3 Escrow II Inc				Logistics Finance US Inc
5.38%, 08/15/2022 (d)		1,320	1,343	7.25%, 05/01/2022(d)	1,460	1,471
Level 3 Financing Inc				Pelabuhan Indonesia III PT
3.82%, 01/15/2018 (d),(e)		295	296	4.88%, 10/01/2024(d)	2,000	2,030
6.13%, 01/15/2021 (d)		270	283	Swift Services Holdings Inc
8.13%, 07/01/2019		770	824	10.00%, 11/15/2018	445	468
Ooredoo International Finance Ltd				Topaz Marine SA
3.25%, 02/21/2023		600	587	8.63%, 11/01/2018(d)	400	407
Sable International Finance Ltd				Transnet SOC Ltd
8.75%, 02/01/2020 (d)		200	218	4.00%, 07/26/2022(d)	1,200	1,155
SoftBank Corp				Union Pacific Corp
4.50%, 04/15/2020 (d)		2,050	2,076	4.15%, 01/15/2045	1,380	1,382
Sprint Capital Corp				Union Pacific Railroad Co 2014-1 Pass
6.88%, 11/15/2028		565	549	Through Trust
Sprint Communications Inc				3.23%, 05/14/2026	2,530	2,529
6.00%, 12/01/2016		100	106			$26,177
6.00%, 11/15/2022		770	768
7.00%, 08/15/2020		3,065	3,249	Trucking & Leasing - 0.01%
9.00%, 11/15/2018 (d)		175	206	Jurassic Holdings III Inc
				6.88%, 02/15/2021(d)	385	388
9.13%, 03/01/2017		236	267
Sprint Corp
7.13%, 06/15/2024 (d)		1,915	1,968	TOTAL BONDS		$2,673,348
7.88%, 09/15/2023 (d)		680	736		Principal
Telefonica Emisiones SAU				CONVERTIBLE BONDS - 0.05%	Amount (000's) Value (000's)
5.13%, 04/27/2020		11,040	12,217	Semiconductors - 0.05%
5.46%, 02/16/2021		735	825	Jazz Technologies Inc
6.42%, 06/20/2016		595	646	8.00%, 12/31/2018(d)	1,630	1,827
7.05%, 06/20/2036		2,095	2,690
T-Mobile USA Inc				TOTAL CONVERTIBLE BONDS		$1,827
6.00%, 03/01/2023		540	556	SENIOR FLOATING RATE INTERESTS - Principal
6.13%, 01/15/2022		185	192	3.39%	Amount (000's) Value (000's)
6.25%, 04/01/2021		2,230	2,327
6.50%, 01/15/2024		190	199	Apparel - 0.02%
6.63%, 04/28/2021		585	616	Calceus Acquisition Inc, Term Loan B1
Verizon Communications Inc				5.00%, 09/24/2020(e)	$765	$740
0.63%, 06/09/2017 (e)		9,000	9,002
1.35%, 06/09/2017		3,270	3,264	Automobile Manufacturers - 0.08%
1.98%, 09/14/2018 (e)		7,303	7,642
2.63%, 02/21/2020 (d)		863	858	Chrysler Group LLC, Term Loan B
				3.50%, 05/24/2017(e)	1,033	1,028
3.50%, 11/01/2024		3,290	3,238	Navistar Inc, Term Loan B
4.40%, 11/01/2034		405	395	0.00%, 08/17/2017(e),(h)	2,305	2,309
5.01%, 08/21/2054 (d)		6,213	6,322
5.15%, 09/15/2023		7,445	8,338			$3,337
6.25%, 04/01/2037		425	514	Automobile Parts & Equipment - 0.06%
6.40%, 09/15/2033		5,097	6,208	Federal-Mogul Holdings Corp, Term Loan C
6.90%, 04/15/2038		1,195	1,544	4.75%, 04/02/2021(e)	2,534	2,521
Virgin Media Finance PLC
6.00%, 10/15/2024 (d)		405	421
Wind Acquisition Finance SA				Building Materials - 0.06%
4.75%, 07/15/2020 (d)		1,245	1,217	GYP Holdings III Corp, Term Loan B
				4.75%, 03/26/2021(e)	811	793
7.38%, 04/23/2021 (d)		3,265	3,191
				7.75%, 03/25/2022(e)	1,790	1,783
			$131,392			$2,576
Transportation - 0.66%
Burlington Northern Santa Fe LLC				Chemicals - 0.32%
4.45%, 03/15/2043		4,930	4,993	AZ Chem US Inc, Term Loan
				7.50%, 06/10/2022(e)	3,107	3,100
CSX Corp				AZ Chem US Inc, Term Loan B
5.50%, 04/15/2041		3,305	3,875	4.50%, 06/10/2021 (e)	177	177
6.25%, 03/15/2018		740	847	Eagle Spinco Inc, Term Loan B
7.38%, 02/01/2019		964	1,164	3.50%, 01/28/2017 (e)	771	771
Eletson Holdings
9.63%, 01/15/2022 (d)		1,475	1,468	Emerald Performance Materials LLC, Term
				Loan
Hornbeck Offshore Services Inc				7.75%, 07/22/2022(e)	4,735	4,652
5.00%, 03/01/2021		440	392	Ineos US Finance LLC, Term Loan B
Navios Maritime Acquisition Corp / Navios				3.75%, 05/04/2018 (e)	2,583	2,548
Acquisition Finance US Inc
8.13%, 11/15/2021 (d)		2,810	2,859

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals (continued)			Healthcare - Services - 0.16%
Taminco Global Chemical Corp, Term Loan			CHS/Community Health Systems Inc, Term
B			Loan D
3.25%, 02/15/2019 (e)	$1,293	$1,281	4.25%, 01/27/2021(e)	$278	$278
		$12,529	CHS/Community Health Systems Inc, Term
			Loan E
Coal- 0.01%			3.48%, 01/25/2017(e)	844	841
Arch Coal Inc, Term Loan			DaVita HealthCare Partners Inc, Term Loan
6.25%, 05/16/2018 (e)	710	625
			B
			3.50%, 06/18/2021(e)	434	430
Commercial Services - 0.04%			MPH Acquisition Holdings LLC, Term Loan
Interactive Data Corp, Term Loan B			B
4.75%, 05/02/2021 (e)	1,128	1,127	4.00%, 03/19/2021(e)	2,459	2,418
TMS International Corp, Term Loan B			Radnet Management Inc, Term Loan B
4.50%, 10/04/2020 (e)	308	305	8.00%, 03/25/2021(e)	2,395	2,371
		$1,432			$6,338

Computers - 0.09%			Insurance - 0.15%
Oberthur Technologies of America Corp,			Asurion LLC, Term Loan
Term Loan B2			8.50%, 02/19/2021(e)	5,030	5,107
4.50%, 10/18/2019 (e)	2,566	2,524	Asurion LLC, Term Loan B1
Spansion LLC, Term Loan B			5.00%, 05/24/2019(e)	439	439
3.75%, 12/18/2019 (e)	928	911	Asurion LLC, Term Loan B2
		$3,435	4.25%, 06/19/2020(e)	348	343
					$5,889
Consumer Products - 0.09%
Dell International LLC, Term Loan B			Internet - 0.03%
4.50%, 03/24/2020 (e)	3,576	3,579	Zayo Group LLC, Term Loan B
			4.00%, 07/02/2019(e)	1,181	1,170

Diversified Financial Services - 0.03%
Delos Finance Sarl, Term Loan B			Lodging - 0.16%
3.50%, 02/26/2021 (e)	1,140	1,133	Caesars Entertainment Operating Co Inc, Term
			Loan B6B
			6.99%, 01/28/2018(e)	2,120	1,897
Electric - 0.04%			Caesars Entertainment Operating Co Inc, Term
Texas Competitive Electric Holdings Co LLC,			Loan B7
Term Loan NONEXT			9.75%, 03/01/2017(e)	3,776	3,483
4.68%, 10/10/2014 (e)	1,803	1,304
			Hilton Worldwide Finance LLC, Term Loan
			B
Electronics - 0.07%			3.50%, 09/23/2020(e)	883	874
Isola USA Corp, Term Loan B					$6,254
9.25%, 11/29/2018 (e)	2,645	2,638
			Media- 0.24%
			Charter Communications Operating LLC,
Entertainment - 0.28%			Term Loan G
CCM Merger Inc, Term Loan B			4.25%, 08/12/2021(e)	895	901
4.50%, 07/30/2021 (e)	4,667	4,638	Cumulus Media Holdings Inc, Term Loan B
Lions Gate Entertainment Corp, Term Loan			4.25%, 12/23/2020(e)	831	821
5.00%, 07/17/2020 (e)	1,075	1,078	iHeartCommunications Inc, Term Loan D-
NEP/NCP Holdco Inc, Term Loan B			EXT
4.25%, 01/22/2020 (e)	2,127	2,074	6.90%, 01/30/2019(e)	2,375	2,239
Peninsula Gaming LLC, Term Loan B			Numericable US LLC, Term Loan B1
4.25%, 11/30/2017 (e)	515	513	4.50%, 04/23/2020(e)	460	461
WMG Acquisition Corp, Term Loan B			Numericable US LLC, Term Loan B2
3.75%, 07/07/2020 (e)	2,985	2,888	4.50%, 04/23/2020(e)	398	399
		$11,191	Univision Communications Inc, Term Loan
			C3
Food- 0.03%			4.00%, 03/01/2020(e)	158	156
HJ Heinz Co, Term Loan B2			Univision Communications Inc, Term Loan
3.50%, 03/27/2020 (e)	1,408	1,399
			C4
			4.00%, 03/01/2020(e)	2,417	2,391
Forest Products & Paper - 0.23%			WideOpenWest Finance LLC, Term Loan B
Caraustar Industries Inc, Term Loan B			4.75%, 03/27/2019(e)	1,375	1,372
7.50%, 04/26/2019 (e)	3,431	3,443	WideOpenWest Finance LLC, Term Loan B1
NewPage Corp, Term Loan B			3.75%, 07/17/2017(e)	812	805
9.50%, 02/05/2021 (e)	6,005	5,819			$9,545

		$9,262	Mining - 0.15%
Healthcare - Products - 0.06%			American Rock Salt Co LLC, Term Loan
Accellent Inc, Term Loan			8.00%, 05/16/2022(e)	4,775	4,787
4.50%, 02/19/2021 (e)	1,817	1,797	FMG Resources August 2006 Pty Ltd, Term
Kinetic Concepts Inc, Term Loan E1			Loan B
4.00%, 05/04/2018 (e)	818	811	3.75%, 06/30/2019(e)	1,142	1,113
		$2,608			$5,900

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS - 34.95%	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
Oil & Gas - 0.25%			2.93%
Drillships Financing Holding Inc, Term Loan			2.03%, 12/01/2035(e)	$50	$54
B1			2.14%, 06/01/2043(e)	1,884	1,951
6.00%, 03/31/2021 (e)	$3,647	$3,478
			2.37%, 07/01/2034(e)	20	21
Drillships Ocean Ventures Inc, Term Loan B			2.41%, 05/01/2037(e)	314	337
5.50%, 07/16/2021 (e)	374	358
			2.49%, 01/01/2034(e)	51	51
Seadrill Operating LP, Term Loan B			2.89%, 07/01/2043(e)	8,541	8,786
4.00%, 02/12/2021 (e)	6,015	5,676
Seventy Seven Operating LLC, Term Loan B			3.00%, 01/01/2043	4,621	4,650
3.75%, 06/17/2021 (e)	234	229	3.50%, 12/01/2042	10,448	10,832
			3.50%, 04/01/2044	5,240	5,436
		$9,741	3.50%, 08/01/2044	6,887	7,141
Oil & Gas Services - 0.03%			3.50%, 08/01/2044	11,368	11,793
FTS International Inc, Term Loan			4.00%, 11/01/2041(i)	2,100	2,228
5.75%, 04/09/2021 (e)	1,129	1,108	4.00%, 10/01/2044	4,895	5,215
			4.50%, 04/01/2031	2,179	2,374
			4.50%, 08/01/2040	130	141
Pharmaceuticals - 0.19%			4.50%, 04/01/2041	12,592	13,670
Grifols Worldwide Operations USA Inc, Term			4.50%, 11/01/2041(i)	2,000	2,166
Loan B			4.50%, 12/01/2043	9,067	9,845
3.15%, 03/05/2021 (e)	1,135	1,120
			4.50%, 06/01/2044	3,438	3,733
JLL/Delta Dutch Newco BV, Term Loan B			5.00%, 03/01/2018	410	432
4.25%, 01/22/2021 (e)	918	894
			5.00%, 05/01/2018	296	312
Par Pharmaceutical Cos Inc, Term Loan B1			5.00%, 10/01/2018	235	248
4.00%, 09/30/2019 (e)	3,695	3,636
			5.00%, 01/01/2019	309	327
Valeant Pharmaceuticals International Inc,			5.00%, 06/01/2031	1,795	1,996
Term Loan BE			5.00%, 02/01/2039	2,117	2,339
3.50%, 08/05/2020 (e)	1,712	1,698
			5.00%, 08/01/2040	4,181	4,659
		$7,348	5.50%, 03/01/2018	143	151
Pipelines - 0.02%			5.50%, 08/01/2023	1,143	1,256
NGPL PipeCo LLC, Term Loan B			5.50%, 04/01/2033	29	32
6.75%, 05/04/2017 (e)	901	898	5.50%, 05/01/2033	149	167
			5.50%, 10/01/2033	127	142
			5.50%, 12/01/2033	1,342	1,506
REITS- 0.04%			5.50%, 11/01/2036	1,255	1,400
iStar Financial Inc, Term Loan A2			5.50%, 04/01/2038	421	475
7.00%, 03/19/2017 (e)	1,431	1,460
			5.50%, 04/01/2038	270	301
			5.50%, 08/01/2038	925	1,054
Retail - 0.22%			5.50%, 03/01/2040	1,461	1,645
Academy Ltd, Term Loan B			6.00%, 07/01/2017	15	16
4.50%, 08/03/2018 (e)	1,702	1,694	6.00%, 03/01/2022	36	41
Michaels Stores Inc, Term Loan B			6.00%, 07/01/2023	493	557
3.75%, 01/24/2020 (e)	1,709	1,677	6.00%, 06/01/2028	6	7
4.00%, 01/20/2028 (e)	2,598	2,550	6.00%, 01/01/2029	2	3
Neiman Marcus Group LTD LLC, Term			6.00%, 03/01/2031	17	19
Loan			6.00%, 12/01/2031	71	82
3.74%, 10/25/2020 (e)	2,683	2,646	6.00%, 12/01/2032	74	84
		$8,567	6.00%, 02/01/2033	155	175
			6.00%, 12/01/2033	66	75
Semiconductors - 0.03%			6.00%, 10/01/2036(e)	616	699
Entegris Inc, Term Loan B			6.00%, 12/01/2037(e)	364	411
3.50%, 03/25/2021 (e)	1,085	1,079	6.00%, 01/01/2038	699	794
			6.00%, 01/01/2038(e)	130	147
Software - 0.11%			6.00%, 07/01/2038	2,884	3,276
Activision Blizzard Inc, Term Loan B			6.50%, 06/01/2017	45	47
3.25%, 07/26/2020 (e)	2,316	2,315	6.50%, 03/01/2029	1	1
Evergreen Skills Lux Sarl, Term Loan			6.50%, 03/01/2029	12	14
4.00%, 04/08/2021 (e)	1,072	1,051	6.50%, 05/01/2029	18	21
First Data Corp, Term Loan B			6.50%, 04/01/2031	8	9
4.15%, 03/24/2021 (e)	1,140	1,132	6.50%, 06/01/2031	2	2
		$4,498	6.50%, 09/01/2031	4	5
			6.50%, 02/01/2032	5	6
Telecommunications - 0.10%			6.50%, 02/01/2032	1	2
Altice Financing SA, Delay-Draw Term Loan			6.50%, 05/01/2032	22	25
DD			6.50%, 04/01/2035	197	223
5.50%, 07/03/2019 (e)	976	981	6.50%, 10/01/2035	115	131
Integra Telecom Holdings Inc, Term Loan			7.00%, 12/01/2029	12	13
5.25%, 02/19/2020 (e)	465	457	7.00%, 06/01/2030	14	16
9.75%, 02/19/2020 (e)	1,988	1,953	7.00%, 12/01/2030	12	13
NTELOS Inc, Term Loan B			7.00%, 09/01/2031	3	3
5.75%, 11/09/2019 (e)	313	312	7.50%, 09/01/2030	3	3
		$3,703	7.50%, 09/01/2030	3	3
TOTAL SENIOR FLOATING RATE INTERESTS		$133,807	7.50%, 01/01/2031	17	19
			7.50%, 03/01/2031	4	5

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			5.00%, 12/01/2039	$210	$235
7.50%, 02/01/2032	$11	$13	5.00%, 02/01/2040	526	585
8.00%, 09/01/2030	112	125	5.00%, 04/01/2040	964	1,073
		$115,951	5.00%, 05/01/2040	4,119	4,567
Federal National Mortgage Association (FNMA) - 15.55%			5.00%, 06/01/2040	305	339
1.69%, 10/01/2034 (e)	214	223	5.00%, 05/01/2041	5,032	5,590
1.85%, 09/01/2038 (e)	2,024	2,111	5.00%, 11/01/2041(i)	49,000	54,256
2.09%, 07/01/2033 (e)	1,126	1,201	5.50%, 09/01/2017	21	22
2.13%, 07/01/2034 (e)	372	396	5.50%, 10/01/2017	36	38
2.21%, 12/01/2032 (e)	106	112	5.50%, 06/01/2020	405	431
2.22%, 04/01/2036 (e)	356	380	5.50%, 09/01/2020	1,098	1,197
2.23%, 02/01/2036 (e)	40	40	5.50%, 02/01/2023	81	91
2.24%, 08/01/2035 (e)	291	311	5.50%, 06/01/2023	270	302
2.27%, 06/01/2043 (e)	5,548	5,556	5.50%, 07/01/2023	6	7
2.31%, 03/01/2035 (e)	305	324	5.50%, 07/01/2033	325	365
2.32%, 01/01/2033 (e)	123	124	5.50%, 09/01/2033	328	368
2.34%, 12/01/2036 (e)	518	563	5.50%, 08/01/2036	3,052	3,414
2.50%, 04/01/2028	5,160	5,259	5.50%, 02/01/2037	171	192
2.50%, 06/01/2028	336	342	5.50%, 04/01/2038	5,806	6,531
2.50%, 12/01/2029 (i)	29,600	29,969	5.50%, 12/01/2038	2,125	2,396
2.63%, 04/01/2033 (e)	194	197	5.50%, 05/01/2040	1,619	1,808
2.74%, 03/01/2035 (e)	4,670	5,023	5.50%, 05/01/2040	1,535	1,731
3.00%, 11/01/2026 (i)	18,000	18,668	6.00%, 02/01/2023	32	36
3.00%, 07/01/2028	9,148	9,511	6.00%, 02/01/2038(e)	1,421	1,606
3.00%, 08/01/2034	9,898	10,080	6.00%, 05/01/2038	210	239
3.00%, 12/01/2040	237	238	6.00%, 08/01/2038	1,201	1,358
3.00%, 11/01/2042	833	839	6.00%, 08/01/2038	327	370
3.00%, 03/01/2043	7,251	7,267	6.50%, 07/01/2016	1	1
3.00%, 04/01/2043	922	924	6.50%, 02/01/2017	5	6
3.00%, 04/01/2043	7,146	7,160	6.50%, 03/01/2017	2	2
3.00%, 05/01/2043	9,392	9,411	6.50%, 04/01/2017	1	1
3.00%, 08/01/2043	5,778	5,789	6.50%, 08/01/2017	42	43
3.00%, 11/01/2044 (i)	47,400	47,407	6.50%, 05/01/2022	11	13
3.34%, 04/01/2041 (e)	1,701	1,798	6.50%, 12/01/2031	8	9
3.50%, 12/01/2025	2,659	2,821	6.50%, 02/01/2032	5	5
3.50%, 11/01/2026 (i)	9,450	9,985	6.50%, 02/01/2032	2	2
3.50%, 06/01/2029	4,843	5,122	6.50%, 04/01/2032	8	9
3.50%, 10/01/2033	6,142	6,450	6.50%, 06/01/2032	3	3
3.50%, 08/01/2034	4,941	5,166	6.50%, 08/01/2032	22	25
3.50%, 01/01/2041	459	475	6.50%, 07/01/2037	783	938
3.50%, 11/01/2041 (i)	28,000	28,954	6.50%, 07/01/2037	539	612
3.50%, 03/01/2042	4,481	4,657	6.50%, 12/01/2037	855	970
3.50%, 02/01/2043	7,171	7,425	6.50%, 02/01/2038	579	692
3.50%, 04/01/2043	4,439	4,596	6.50%, 03/01/2038	389	442
3.50%, 05/01/2043	662	688	6.50%, 09/01/2038	1,281	1,454
3.50%, 07/01/2043	3,519	3,655	7.00%, 02/01/2032	18	20
3.50%, 09/01/2043	11,562	12,017	7.00%, 03/01/2032	58	67
3.50%, 08/01/2044	9,952	10,324	7.50%, 08/01/2032	15	18
4.00%, 08/01/2020	2,182	2,317			$613,993
4.00%, 06/01/2026	3,713	3,983	Government National Mortgage Association (GNMA) -
4.00%, 11/01/2026 (i)	3,350	3,555	6.18%
4.00%, 01/01/2029	3,978	4,270	1.50%, 07/20/2043(e)	1,731	1,754
4.00%, 02/01/2031	783	840	2.00%, 03/20/2043(e)	359	369
4.00%, 03/01/2034	1,419	1,528	2.00%, 04/20/2043(e)	2,207	2,258
4.00%, 04/01/2034	7,633	8,209	3.00%, 06/20/2043	6,432	6,562
4.00%, 12/01/2040	4,672	5,009	3.00%, 11/01/2044(i)	6,600	6,724
4.00%, 12/01/2040	9,632	10,321	3.00%, 11/01/2044	22,000	22,413
4.00%, 01/01/2041	7,199	7,689	3.50%, 11/01/2041(i)	24,200	25,272
4.00%, 11/01/2041 (i)	109,755	116,529	3.50%, 03/15/2042	2,491	2,627
4.00%, 05/01/2043	883	947	3.50%, 04/15/2042	767	802
4.00%, 09/01/2043	436	466	3.50%, 04/15/2042	2,295	2,401
4.50%, 10/01/2019	4,811	5,069	3.50%, 10/15/2042	2,496	2,611
4.50%, 04/01/2024	3,330	3,607	3.50%, 06/15/2043	13,528	14,280
4.50%, 12/01/2039	103	112	3.50%, 08/15/2043	7,391	7,763
4.50%, 05/01/2040	2,151	2,346	3.50%, 11/01/2044	5,000	5,231
4.50%, 07/01/2040	1,409	1,542	4.00%, 10/15/2041	5,521	5,947
4.50%, 01/01/2041	1,904	2,086	4.00%, 11/01/2041(i)	25,000	26,730
4.50%, 09/01/2041	1,297	1,407	4.00%, 02/15/2042	2,067	2,226
4.50%, 11/01/2041 (i)	23,000	24,926	4.00%, 05/20/2043	537	575
4.50%, 04/01/2044	4,834	5,250	4.00%, 11/01/2044	32,200	34,428
4.50%, 06/01/2044	31,120	33,810	4.50%, 06/20/2025	7,879	8,320
5.00%, 03/01/2018	130	138	4.50%, 09/15/2039	787	875

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury Inflation-Indexed Obligations - 0.45%
4.50%, 01/20/2040	$3,355	$3,674	0.13%, 07/15/2024	$18,351	$17,847
4.50%, 03/15/2040	7,987	8,739
4.50%, 08/20/2040	6,847	7,505	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.50%, 10/20/2040	2,593	2,843	OBLIGATIONS		$1,380,589
4.50%, 04/15/2041	5,262	5,808	Total Investments		$4,341,892
4.50%, 07/15/2041	2,689	2,940	Liabilities in Excess of Other Assets, Net - (9.94)%		$(392,333)
4.50%, 11/01/2041 (i)	10,000	10,912	TOTAL NET ASSETS - 100.00%		$3,949,559
4.50%, 01/20/2044	8,981	9,812
5.00%, 11/15/2033	3,957	4,408
5.00%, 06/15/2034	84	93	(a) Non-Income Producing Security
5.00%, 10/20/2039	464	517	(b) Security is Illiquid
5.00%, 07/20/2040	639	704	(c)	Fair value of these investments is determined in good faith by the Manager
5.00%, 09/20/2041	1,180	1,313	under procedures established and periodically reviewed by the Board of
5.50%, 10/15/2033	1,353	1,538	Directors. At the end of the period, the fair value of these securities totaled
5.50%, 05/20/2035	160	182	$12,530 or 0.32% of net assets.
5.50%, 02/15/2038	1,802	2,007	(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 07/20/2028	67	76	1933. These securities may be resold in transactions exempt from
6.00%, 11/20/2028	58	66	registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 01/20/2029	65	76	indicated, these securities are not considered illiquid. At the end of the
6.00%, 07/20/2029	13	15	period, the value of these securities totaled $795,608 or 20.14% of net
6.00%, 08/15/2031	42	47	assets.
6.00%, 01/15/2032	6	7	(e) Variable Rate. Rate shown is in effect at October 31, 2014.
6.00%, 02/15/2032	66	76	(f) Security purchased on a when-issued basis.
6.00%, 02/15/2033	52	60	(g)	Payment in kind; the issuer has the option of paying additional securities
6.00%, 12/15/2033	61	71	in lieu of cash.
6.50%, 03/20/2028	12	14	(h)	This Senior Floating Rate Note will settle after October 31, 2014, at which
6.50%, 05/20/2029	11	12	time the interest rate will be determined.
6.50%, 02/20/2032	5	6	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.50%, 10/15/2032	30	36	Notes to Financial Statements for additional information.
6.50%, 12/15/2032	142	163	(j)	Security or a portion of the security was pledged to cover margin
7.00%, 06/15/2031	22	26	requirements for swap and/or swaption contracts. At the end of the period,
7.00%, 07/15/2031	2	2	the value of these securities totaled $7,376 or 0.19% of net assets.
7.00%, 06/15/2032	151	178	(k)	Security or a portion of the security was pledged to cover margin
8.00%, 01/20/2031	7	9	requirements for futures contracts. At the end of the period, the value of
		$244,103	these securities totaled $1,066 or 0.03% of net assets.
			(l) Rate shown is the discount rate of the original purchase.
U.S. Treasury - 8.55%
0.25%, 01/31/2015	28,000	28,011
0.25%, 05/15/2015	700	700
0.50%, 09/30/2016	615	615	Portfolio Summary (unaudited)
0.75%, 06/30/2017	22,000	21,960	Sector		Percent
1.00%, 03/31/2017	37,300	37,565	Mortgage Securities		30.89%
1.25%, 10/31/2015	35,165	35,544	Financial		15.07%
1.38%, 12/31/2018 (j)	60,000	59,869	Asset Backed Securities		14.68%
1.88%, 08/31/2017	22,925	23,552	Government		11.22%
2.38%, 05/31/2018	75	78	Energy		7.01%
2.38%, 08/15/2024	10,000	10,039	Communications		6.74%
2.50%, 05/15/2024	4,500	4,572	Consumer, Non-cyclical		5.73%
2.63%, 04/30/2016	350	362	Consumer, Cyclical		4.13%
2.63%, 01/31/2018 (j)	10,000	10,490	Industrial		3.51%
3.25%, 12/31/2016	150	158	Exchange Traded Funds		3.39%
3.38%, 05/15/2044	1,250	1,326	Basic Materials		3.18%
3.75%, 11/15/2043 (k)	37,000	41,978	Utilities		2.28%
3.88%, 08/15/2040	11,970	13,894	Technology		1.93%
4.00%, 02/15/2015	85	86	Diversified		0.18%
4.38%, 05/15/2040	14,500	18,164	Liabilities in Excess of Other Assets, Net		(9.94)%
4.50%, 02/15/2036	22,500	28,508	TOTAL NET ASSETS		100.00%
4.75%, 02/15/2041	70	93
5.38%, 02/15/2031	25	34
		$337,598

U.S. Treasury Bill - 1.29%
0.02%, 02/05/2015 (l)	40,600	40,598
0.04%, 02/12/2015 (l)	10,500	10,499
		$51,097

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2014

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity		(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
											Fair Value
											Asset	Liability
Barclays Bank PLC	CDX.EM.22			(1.00)%	12/20/2019	$34,000		$2,537	$(336	) $	2,201	$—
Total								$2,537	$(336	) $	2,201	$—

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
Reference Entity			(Pay)/ Receive Fixed Rate
					Expiration Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
	CDX.NA.HY.23			(5.00)%	12/20/2019	$57,000		$ (3,982)			$(1,223)
Total								$(3,982)			$(1,223)

Amounts in thousands

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Accept			In Exchange For	Fair Value		Asset		Liability
Brown Brothers Harriman & Co		12/09/2014	CAD		670,826	$599	$593	$	— $			(6)
Brown Brothers Harriman & Co		12/09/2014	JPY		51,696,012	489	460		—			(29)
Total								$	— $			(35)
								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver			In Exchange For	Fair Value		Asset		Liability
Brown Brothers Harriman & Co		12/09/2014	AUD		301,741	$264	$265	$	— $			(1)
Brown Brothers Harriman & Co		12/09/2014	CAD		1,117,926	1,006	991		15			—
Brown Brothers Harriman & Co		12/09/2014	CHF		48,062	50	50		—			—
Brown Brothers Harriman & Co		12/09/2014	DKK		697,046	118	117		1			—
Brown Brothers Harriman & Co		12/09/2014	EUR		5,325,515	6,755	6,674		84			(3)
Brown Brothers Harriman & Co		12/09/2014	GBP		780,623	1,253	1,248		6			(1)
Brown Brothers Harriman & Co		12/09/2014	JPY		541,976,800	5,014	4,827		187			—
Brown Brothers Harriman & Co		12/09/2014	MXN		5,949,656	442	441		2			(1)
Brown Brothers Harriman & Co		12/09/2014	PLN		376,309	114	112		2			—
Brown Brothers Harriman & Co		12/09/2014	SEK		808,844	114	110		4			—
Total									$301			$(6)

Amounts in thousands except contracts

Futures Contracts

											Unrealized
Type		Long/Short			Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
US 10 Year Note; December 2014			Short		182	$22,863	$		22,998			$(135)
US 5 Year Note; December 2014			Short		750	89,040			89,572			(532)
US Long Bond; December 2014			Short		47	6,569			6,631			(62)
Total									$			(729)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

INVESTMENT COMPANIES - 0.19%		Shares Held	Value(000	's)		Principal
					BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 0.19%
Goldman Sachs Financial Square Funds -		6,668,178	$6,668		Banks (continued)
Money Market Fund					CaixaBank SA
					3.25%, 10/05/2015	EUR	2,600	$3,346
TOTAL INVESTMENT COMPANIES			$6,668		CIT Group Inc
CONVERTIBLE PREFERRED STOCKS -					5.00%, 08/15/2022		$600	628
0.20%		Shares Held	Value(000	's)	5.25%, 03/15/2018		100	105
					5.50%, 02/15/2019(b)		300	320
Banks- 0.20%					Citigroup Inc
Wells Fargo & Co		5,800	6,982		2.25%, 08/07/2015		18,000	18,202
					3.95%, 06/15/2016		1,000	1,045
TOTAL CONVERTIBLE PREFERRED STOCKS			$6,982		4.45%, 01/10/2017		500	532
PREFERRED STOCKS - 0.19%		Shares Held	Value(000	's)	4.88%, 05/07/2015		2,200	2,247
REITS- 0.19%					Cooperatieve Centrale Raiffeisen-
Sovereign Real Estate Investment Trust (a),(b)		5,000	6,673		Boerenleenbank BA/Netherlands
					11.00%, 12/29/2049 (b),(d)		2,600	3,393
					Credit Agricole SA
TOTAL PREFERRED STOCKS			$6,673		8.38%, 12/31/2049(b),(d)		2,200	2,549
		Principal			Eksportfinans ASA
BONDS- 48.33%		Amount (000's)	Value(000	's)	2.38%, 05/25/2016		1,200	1,199
Airlines - 0.01%					5.50%, 05/25/2016		1,700	1,783
UAL 2009-1 Pass Through Trust					5.50%, 06/26/2017		1,400	1,493
10.40%, 05/01/2018 (c)		$354	$391		Fifth Third Bancorp
					0.65%, 12/20/2016(d)		1,000	996
					Goldman Sachs Group Inc/The
Automobile Asset Backed Securities - 0.34%					0.73%, 01/12/2015(d)		1,100	1,100
Chrysler Capital Auto Receivables Trust 2014-					HSBC USA Inc
B					2.38%, 02/13/2015		4,600	4,625
0.20%, 10/15/2015 (b),(d)		11,753	11,753
					JP Morgan Chase & Co
					0.78%, 04/25/2018(d)		5,800	5,802
Automobile Manufacturers - 1.29%					3.15%, 07/05/2016		800	827
BMW US Capital LLC					3.70%, 01/20/2015		1,300	1,309
0.57%, 06/02/2017 (d)		31,600	31,610		6.30%, 04/23/2019		14,500	16,827
Daimler Finance North America LLC					JP Morgan Chase Bank NA
1.45%, 08/01/2016 (b)		6,405	6,446		0.56%, 06/13/2016(d)		3,500	3,490
Nissan Motor Acceptance Corp					Korea Development Bank/The
2.65%, 09/26/2018 (a),(b)		6,900	7,046		4.38%, 08/10/2015		7,400	7,604
			$45,102		LBG Capital No.2 PLC
					15.00%, 12/21/2019	GBP	7,200	16,067
Banks- 11.18%					Lloyds Bank PLC
American Express Bank FSB					12.00%, 12/29/2049 (b)		$12,100	17,515
6.00%, 09/13/2017		4,700	5,281		Mizuho Bank Ltd
Banco Popular Espanol SA					0.68%, 09/25/2017(a),(b),(d)		600	600
4.25%, 09/30/2015	EUR	9,450	12,255		National Bank of Canada
Banco Santander Brasil SA/Cayman Islands					2.20%, 10/19/2016(b)		700	716
4.25%, 01/14/2016 (b)		$2,900	2,980
					Royal Bank of Scotland Group PLC
4.50%, 04/06/2015 (b)		500	506		6.99%, 10/29/2049(b),(d)		4,200	4,767
Banco Santander Chile					Sberbank of Russia Via SB Capital SA
1.13%, 04/11/2017 (b),(d)		12,100	12,042		5.50%, 07/07/2015
1.83%, 01/19/2016 (b),(d)		2,100	2,116		Turkiye Garanti Bankasi AS		3,400	3,450
Bank of America Corp					2.73%, 04/20/2016(b),(d)		1,100	1,100
1.30%, 03/22/2018 (d)		2,700	2,739
					VTB Bank OJSC Via VTB Capital SA
2.00%, 01/11/2018		17,300	17,343		6.47%, 03/04/2015(a),(b)		11,900	11,973
3.63%, 03/17/2016		10,500	10,871		Wells Fargo & Co
4.50%, 04/01/2015		10,000	10,162		0.53%, 06/02/2017(d)		44,600	44,520
6.50%, 08/01/2016		10,100	11,014		7.98%, 12/31/2049(d)		20,600	22,705
6.88%, 04/25/2018		7,500	8,676					$389,061
Bank of America NA
0.70%, 11/14/2016 (d)		6,300	6,303		Commercial Services - 0.30%
6.00%, 10/15/2036		1,800	2,185		President and Fellows of Harvard College
Bank of Montreal/Chicago IL					6.50%, 01/15/2039(b)		7,400	10,365
0.19%, 12/08/2014 (d)		15,600	15,601
Bank of Nova Scotia/The					Computers - 0.04%
0.54%, 04/11/2017 (d)		26,900	26,887
					Apple Inc
1.25%, 04/11/2017		2,000	2,000		2.85%, 05/06/2021		1,400	1,421
1.95%, 01/30/2017 (b)		200	204
BB&T Corp
1.09%, 06/15/2018 (d)		17,000	17,249		Diversified Financial Services - 4.35%
BBVA Bancomer SA/Texas					Ally Financial Inc
4.50%, 03/10/2016 (b)		1,100	1,147		2.75%, 01/30/2017		8,300	8,310
6.50%, 03/10/2021 (b)		2,500	2,775		4.63%, 06/26/2015		1,100	1,123
BPCE SA					5.50%, 02/15/2017		10,600	11,275
0.80%, 11/18/2016 (d)		5,000	5,010		6.75%, 12/01/2014		300	301
12.50%, 08/29/2049 (a),(b)		8,000	10,880		6.75%, 12/01/2014		6,400	6,419

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

	Principal						Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)		Amount (000's) Value (000's)

Diversified Financial Services (continued)					Finance - Mortgage Loan/Banker (continued)
Ally Financial Inc (continued)					Freddie Mac (continued)
7.50%, 09/15/2020		$879	$1,046		2.38%, 01/13/2022		$1,400	$1,409
8.30%, 02/12/2015		6,000	6,097		3.75%, 03/27/2019		5,600	6,103
Bear Stearns Cos LLC/The								$46,623
7.25%, 02/01/2018		1,900	2,209
Blackstone Holdings Finance Co LLC				Food	- 0.15%
2.32%, 03/19/2019 (a),(c)		1,400	1,428		ConAgra Foods Inc
					0.60%, 07/21/2016(d)		5,100	5,097
E*TRADE Financial Corp
6.75%, 06/01/2016		6,625	7,039
Ford Motor Credit Co LLC					Healthcare - Services - 1.27%
0.68%, 11/08/2016 (d)		11,300	11,298		HCA Inc
1.50%, 01/17/2017		5,546	5,540		6.38%, 01/15/2015		18,700	18,887
3.98%, 06/15/2016		200	209		9.00%, 12/15/2014		11,623	11,681
7.00%, 04/15/2015		700	719		New York Society for the Relief of the
General Electric Capital Corp					Ruptured & Crippled Maintaining the
0.42%, 10/06/2015 (d)		7,500	7,513		Hospital
General Motors Financial Co Inc					3.50%, 01/01/2023(b)		13,150	13,509
2.75%, 05/15/2016		6,800	6,894					$44,077
GMAC International Finance BV
7.50%, 04/21/2015	EUR	2,100	2,700		Home Equity Asset Backed Securities - 1.86%
International Lease Finance Corp					Aegis Asset Backed Securities Trust 2005-1
					0.85%, 03/25/2035(d)		6,300	4,864
4.88%, 04/01/2015		$500	506
5.75%, 05/15/2016		700	730		Argent Securities Inc Asset-Backed Pass-
6.75%, 09/01/2016 (b)		5,050	5,353		Through Certificates Series 2005-W2
8.62%, 09/15/2015 (d)		4,900	5,145		0.51%, 10/25/2035(d)		2,400	2,216
8.75%, 03/15/2017 (d)		1,600	1,800		Bear Stearns Asset Backed Securities I Trust
Navient Corp					2004	-FR1
					1.95%, 07/25/2034(d)		2,971	2,622
3.88%, 09/10/2015		600	606
5.00%, 04/15/2015		5,800	5,879		Bear Stearns Asset Backed Securities I Trust
5.05%, 11/14/2014		4,000	4,000		2006-H	E10
					0.35%, 12/25/2036(d)		3,362	3,127
6.25%, 01/25/2016		3,000	3,120
8.78%, 09/15/2016 (d)	MXN	118,400	9,030		Bear Stearns Asset Backed Securities I Trust
NRAM Covered Bond LLP					2006	-PC1
5.63%, 06/22/2017 (b)		$12,200	13,519		0.57%, 12/25/2035(d)		5,500	4,303
Springleaf Finance Corp					Bear Stearns Asset Backed Securities I Trust
5.40%, 12/01/2015		5,300	5,472		2007	-HE3
					0.40%, 04/25/2037(d)		4,986	3,239
6.50%, 09/15/2017		11,600	12,412
6.90%, 12/15/2017		1,200	1,308		Bear Stearns Structured Products Trust 2007-
SteelRiver Transmission Co LLC					EMX1
4.71%, 06/30/2017 (b)		2,180	2,289		1.45%, 03/25/2037(a),(b),(d)		5,447	4,978
			$151,289		IXIS Real Estate Capital Trust 2005-HE1
					0.93%, 06/25/2035(d)		1,256	1,223
Electric - 1.29%					JP Morgan Mortgage Acquisition Corp 2005-
AES Corp/VA					OPT1
3.23%, 06/01/2019 (d)		500	497		0.65%, 06/25/2035(d)		14,500	11,586
Centrais Eletricas Brasileiras SA					JP Morgan Mortgage Acquisition Trust 2006-
6.88%, 07/30/2019 (b)		1,600	1,748		CW1
Duquesne Light Holdings Inc					0.39%, 05/25/2036(d)		6,100	5,074
5.50%, 08/15/2015		8,600	8,899		Nomura Home Equity Loan Inc Home Equity
Dynegy Finance I Inc / Dynegy Finance II					Loan Trust Series 2005-HE1
Inc					0.74%, 09/25/2035(d)		3,500	2,992
6.75%, 11/01/2019 (b)		11,700	12,110		Option One Mortgage Loan Trust 2005-4
7.38%, 11/01/2022 (b)		3,500	3,701	Asset	-Backed Certificates Series 2005-4
7.63%, 11/01/2024 (b)		1,700	1,802		0.59%, 11/25/2035(d)		4,700	4,418
Entergy Corp					RASC Series 2005-AHL2 Trust
3.63%, 09/15/2015		4,500	4,597		0.57%, 10/25/2035(d)		2,500	2,085
Majapahit Holding BV					RASC Series 2005-KS11 Trust
7.75%, 01/20/2020		1,300	1,513		0.55%, 12/25/2035(d)		10,300	9,292
Pacific Gas & Electric Co					0.57%, 12/25/2035(d)		3,200	2,605
0.43%, 05/11/2015 (d)		9,900	9,901					$64,624
			$44,768
					Insurance - 0.65%
Finance - Mortgage Loan/Banker - 1.34%					Metropolitan Life Global Funding I
Fannie Mae					0.36%, 06/23/2016(b),(d)		11,500	11,506
0.88%, 02/08/2018		4,800	4,746		1.70%, 06/29/2015(a),(b)		4,870	4,912
0.88%, 05/21/2018		900	886		Stone Street Trust
1.88%, 09/18/2018		900	915		5.90%, 12/15/2015(b)		6,000	6,273
5.38%, 06/12/2017		700	780					$22,691
Freddie Mac
0.88%, 03/07/2018		1,100	1,087		Iron & Steel - 0.07%
1.25%, 08/01/2019		12,100	11,845		CSN Resources SA
					6.50%, 07/21/2020(b)		1,000	1,022
1.25%, 10/02/2019		18,200	17,751
1.75%, 05/30/2019		1,100	1,101

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

		Principal					Principal
	BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

	Iron & Steel (continued)					Mortgage Backed Securities (continued)
	Gerdau Holdings Inc					Credit Suisse Commercial Mortgage Trust
	7.00%, 01/20/2020 (b)		$1,400	$1,591		Series 2006-C5
				$2,613		5.30%, 12/15/2039		$2,404	$2,566
						Credit Suisse Commercial Mortgage Trust
	Lodging - 0.09%					Series 2008-C1
	MGM Resorts International					5.97%, 02/15/2041(d)		1,300	1,440
	6.63%, 07/15/2015		600	616		Fannie Mae Grantor Trust 2000-T6
	7.63%, 01/15/2017		400	436		7.50%, 06/25/2030		17	19
	Wynn Macau Ltd					Fannie Mae Grantor Trust 2002-T16
	5.25%, 10/15/2021 (b)		2,100	2,100
						7.50%, 07/25/2042		26	29
				$3,152		GSMPS Mortgage Loan Trust 2001-2
	Machinery - Diversified - 0.65%					7.50%, 06/19/2032(b)		129	135
	John Deere Capital Corp					HomeBanc Mortgage Trust 2005-4
	0.33%, 04/12/2016 (d)		22,500	22,510		0.42%, 10/25/2035(d)		4,877	4,437
						JP Morgan Mortgage Trust 2005-S3
						5.75%, 01/25/2036		304	283
Media	- 0.95%					JP Morgan Mortgage Trust 2006-A6
	DISH DBS Corp					5.57%, 10/25/2036(d)		1,552	1,418
	7.75%, 05/31/2015		32,100	33,224		JP Morgan Mortgage Trust 2007-A1
						2.58%, 07/25/2035(d)		1,028	1,020
	Mortgage Backed Securities - 3.71%					MASTR Reperforming Loan Trust 2005-1
	Arran Residential Mortgages Funding 2010-1					7.00%, 08/25/2034(b)		170	174
	PLC					Merrill Lynch Mortgage Investors Trust
	1.60%, 05/16/2047 (b),(d)	EUR	2,415	3,054		MLMI Series 2005-A5
	Banc of America Funding 2004-D Trust					2.48%, 06/25/2035(d)		876	852
	2.39%, 06/25/2034 (d)		$125	127		Merrill Lynch Mortgage Investors Trust Series
	Banc of America Mortgage 2004-H Trust					2005-2
	2.64%, 09/25/2034 (d)		2,585	2,577		1.57%, 10/25/2035(d)		5,462	5,350
	Banc of America Mortgage Trust 2005-11					Merrill Lynch Mortgage Investors Trust Series
	5.50%, 12/25/2020		537	548		MLCC 2005-3
	Banc of America Re-REMIC Trust 2009-					2.13%, 11/25/2035(d)		958	949
	UBER2					Morgan Stanley Mortgage Loan Trust 2005-4
	5.64%, 02/24/2051 (b),(d)		13,917	15,297		5.50%, 08/25/2035		396	400
	BCAP LLC 2011-RR2 Trust					Opteum Mortgage Acceptance Corp Asset
	2.81%, 07/26/2036 (b),(d)		5,809	5,850		Backed Pass-Through Certificates 2005-5
	BCAP LLC 2011-RR4-I Trust					5.64%, 12/25/2035(d)		28	28
	5.25%, 02/26/2036 (b)		1,909	1,746		RBSCF Trust 2010-RR3
	BCAP LLC 2011-RR5-I Trust					5.47%, 09/16/2039(b)		16,489	17,276
	5.05%, 03/26/2037 (b),(d)		414	408		RBSSP Resecuritization Trust 2011-3
	5.25%, 08/26/2037 (b),(d)		3,908	4,063		0.40%, 02/26/2037(b),(d)		2,728	2,548
	Bear Stearns ALT-A Trust 2005-4					Silenus European Loan Conduit NO 25 Ltd
	2.55%, 05/25/2035 (d)		316	302		0.35%, 05/15/2019(d)	EUR	78	96
	Bear Stearns ALT-A Trust 2005-7					STARM Mortgage Loan Trust 2007-4
	2.65%, 09/25/2035 (d)		30	24		2.87%, 10/25/2037(d)		$7,720	6,851
	Bear Stearns ARM Trust 2004-1					Structured Adjustable Rate Mortgage Loan
	2.70%, 04/25/2034 (d)		327	322		Trust
	Bear Stearns ARM Trust 2005-11					2.42%, 04/25/2035(d)		3,144	3,070
	2.92%, 12/25/2035 (d)		187	188		Structured Asset Securities Corp Mortgage
	Bear Stearns Commercial Mortgage Securities				Pass	-Through Ctfs Ser 2004-20
	Trust 2007-PWR16					6.00%, 11/25/2034		5,483	5,580
	5.71%, 06/11/2040 (d)		11,541	12,660		Wachovia Bank Commercial Mortgage Trust
	Bear Stearns Commercial Mortgage Securities					Series 2006-C23
	Trust 2007-PWR17					5.42%, 01/15/2045		200	209
	5.70%, 06/11/2050		113	114		WaMu Mortgage Pass-Through Certificates
	Chase Mortgage Finance Trust Series 2005-					Series 2007-HY1 Trust
	A1					4.53%, 02/25/2037(d)		4,486	4,095
	4.81%, 12/25/2035 (d)		2,105	2,015		Wells Fargo Mortgage Backed Securities
	Chase Mortgage Finance Trust Series 2006-					2004-DD Trust
	A1					2.62%, 01/25/2035(d)		2,361	2,349
	5.64%, 09/25/2036 (d)		1,668	1,507		Wells Fargo Mortgage Backed Securities
	CHL Mortgage Pass-Through Trust 2005-24					2006-AR2 Trust
	5.50%, 11/25/2035		1,585	1,508		2.61%, 03/25/2036(d)		3,671	3,526
	Citicorp Mortgage Securities Trust Series								$129,043
	2006-4					Municipals - 0.02%
	5.50%, 08/25/2036		790	814		Autonomous Community of Valencia Spain
	Citicorp Mortgage Securities Trust Series					4.38%, 07/16/2015	EUR	600	768
	2007-8
	6.00%, 09/25/2037		4,108	4,292
	Citigroup Mortgage Loan Trust Inc					Oil & Gas - 0.93%
	5.50%, 09/25/2035		6,782	6,927		Gazprom OAO Via Gaz Capital SA
						5.88%, 06/01/2015		2,800	3,561

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Regional Authority (continued)
Odebrecht Drilling Norbe VIII/IX Ltd			Province of Ontario Canada (continued)
6.35%, 06/30/2021 (b)	$613	$646	1.65%, 09/27/2019		$300	$296
Petrobras International Finance Co SA			3.00%, 07/16/2018		1,200	1,263
2.88%, 02/06/2015	3,600	3,613	3.15%, 06/02/2022	CAD	4,300	3,958
3.88%, 01/27/2016	7,600	7,747	4.00%, 06/02/2021		6,800	6,620
5.88%, 03/01/2018	4,700	5,051	4.20%, 06/02/2020		3,000	2,943
7.88%, 03/15/2019	9,600	11,009	4.40%, 06/02/2019		2,100	2,062
Petroleos Mexicanos			5.50%, 06/02/2018		800	803
8.00%, 05/03/2019	500	608	Province of Quebec Canada
		$32,235	2.75%, 08/25/2021		$1,700	1,729
			3.50%, 07/29/2020		800	858
Other Asset Backed Securities - 2.39%			3.50%, 12/01/2022	CAD	1,400	1,311
Aames Mortgage Investment Trust 2005-2			4.25%, 12/01/2021		3,900	3,846
1.10%, 07/25/2035 (d)	4,091	3,681
			4.50%, 12/01/2020		700	698
Citigroup Mortgage Loan Trust Inc						$27,594
0.39%, 10/25/2036 (d)	5,600	5,380
Countrywide Asset-Backed Certificates			Savings & Loans - 0.13%
0.27%, 06/25/2047 (d)	918	913	Nationwide Building Society
0.85%, 08/25/2035 (d)	8,500	7,407	6.25%, 02/25/2020(b)		$4,000	4,706
CWABS Asset-Backed Certificates Trust
2005-14
0.50%, 04/25/2036 (d)	2,861	2,809	Sovereign - 11.92%
FFMLT Trust 2005-FF2			Banco Nacional de Desenvolvimento
1.04%, 03/25/2035 (d)	559	507	Economico e Social
			3.38%, 09/26/2016(b)		1,000	1,021
First Franklin Mortgage Loan Trust 2006-			4.13%, 09/15/2017(b)	EUR	800	1,056
FF8
0.30%, 07/25/2036 (d)	3,750	3,542	Brazil Letras do Tesouro Nacional
			0.00%, 04/01/2015(e)	BRL	49,000	18,891
GSAMP Trust 2006-HE1			0.00%, 07/01/2015(e)		27,000	10,120
0.54%, 01/25/2036 (d)	10,000	8,232
			0.00%, 10/01/2015(e)		53,000	19,264
Halcyon Structured Asset Management Long			0.00%, 01/01/2016(e)		68,000	23,995
Secured/Short Unsecured 2007-1 Ltd
0.46%, 08/07/2021 (b),(d)	3,558	3,542	Export-Import Bank of Korea
Hillmark Funding Ltd			5.13%, 06/29/2020		$800	900
0.48%, 05/21/2021 (b),(d)	7,104	7,005	5.88%, 01/14/2015		8,000	8,081
			Italy Buoni Poliennali Del Tesoro
JP Morgan Mortgage Acquisition Trust 2006-			1.15%, 05/15/2017	EUR	18,200	23,019
ACC1
0.42%, 05/25/2036 (d)	5,400	4,438	2.25%, 05/15/2016		16,500	21,192
			3.00%, 11/01/2015		9,700	12,459
Merrill Lynch Mortgage Investors Trust Series			3.75%, 08/01/2016		25,200	33,275
2005-FM1
0.63%, 05/25/2036 (d)	4,300	3,815	3.75%, 09/01/2024		3,000	4,214
			4.75%, 09/15/2016		17,200	23,174
Park Place Securities Inc Asset-Backed Pass-			4.75%, 06/01/2017		11,900	16,413
Through Ctfs Ser 2004-WCW2
1.20%, 10/25/2034 (d)	8,800	7,479	Italy Certificati di Credito del Tesoro Zero
			Coupon
Popular ABS Mortgage Pass-Through Trust			0.00%, 12/31/2015(e)		900	1,121
2006-D			0.00%, 04/29/2016(e)		20,700	25,696
0.41%, 11/25/2046 (d)	4,400	3,824
			Korea Housing Finance Corp
RAAC Series 2006-SP3 Trust			4.13%, 12/15/2015(b)		$900	930
0.49%, 08/25/2036 (d)	3,000	2,635
			Mexico Cetes
RAMP Series 2004-RS8 Trust			0.00%, 11/13/2014(e)	MXN	4,671,000	34,650
1.05%, 08/25/2034 (d)	2,320	2,159
			0.00%, 12/11/2014(e)		8,087,000	59,857
RAMP Series 2006-RZ5 Trust			0.00%, 12/24/2014(e)		1,893,000	13,997
0.40%, 08/25/2046 (d)	6,159	5,141
			0.00%, 02/19/2015(e)		1,176,800	8,661
Small Business Administration Participation
Certificates			Spain Government Bond
4.43%, 05/01/2029 (d)	4,012	4,356	2.10%, 04/30/2017	EUR	13,700	17,771
			2.75%, 10/31/2024(b)		11,800	15,635
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust			3.15%, 01/31/2016		2,500	3,238
0.30%, 01/25/2037 (d)	6,906	6,315	4.25%, 10/31/2016		3,300	4,437
			5.50%, 07/30/2017		8,500	12,031
		$83,180				$415,098

Pipelines - 0.06%			Student Loan Asset Backed Securities - 0.02%
MarkWest Energy Partners LP / MarkWest			SLM Private Education Loan Trust 2010-C
Energy Finance Corp			2.80%, 12/16/2019 (b),(d)		$668	679
4.50%, 07/15/2023	300	308	SLM Student Loan Trust 2008-7
Tesoro Logistics LP / Tesoro Logistics			0.73%, 10/25/2017(d)		26	26
Finance Corp
6.13%, 10/15/2021	1,900	1,952				$705
		$2,260	Telecommunications - 2.05%
			BellSouth Corp
Regional Authority - 0.79%			4.18%, 04/26/2021(a),(b),(d)		31,600	32,097
Province of Ontario Canada
1.00%, 07/22/2016	1,100	1,105	British Telecommunications PLC
1.60%, 09/21/2016	100	102	2.00%, 06/22/2015		2,200	2,220

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)				New York - 0.54%
Sprint Communications Inc				Metropolitan Transportation Authority
9.13%, 03/01/2017		$10,225	$11,554	6.69%, 11/15/2040	$10,540	$14,287
Verizon Communications Inc				New York City Water & Sewer System
0.63%, 06/09/2017 (d)		16,200	16,204	5.00%, 06/15/2037	3,500	3,589
1.76%, 09/15/2016 (d)		1,200	1,227	5.00%, 06/15/2037	1,100	1,167
1.98%, 09/14/2018 (d)		1,400	1,465			$19,043
2.50%, 09/15/2016		1,700	1,750
3.65%, 09/14/2018		4,500	4,759	Ohio- 0.10%
			$71,276	American Municipal Power Inc
				8.08%, 02/15/2050	2,100	3,305
Transportation - 0.48%
Hellenic Railways Organization SA
4.03%, 03/17/2017	EUR	12,300	14,620	Pennsylvania - 0.17%
				Pennsylvania Economic Development
4.50%, 12/06/2016	JPY	273,000	2,289	Financing Authority
			$16,909	5.00%, 01/01/2023	5,700	6,000
TOTAL BONDS			$1,682,535
	Principal
MUNICIPAL BONDS - 5.05%	Amount (000's) Value (000's)			Texas- 0.84%
				City of San Antonio TX Water System
California - 2.55%				Revenue (credit support from NATL-RE)
Bay Area Toll Authority				5.00%, 05/15/2040(f)	28,600	29,250
7.04%, 04/01/2050		$6,000	$8,702
California Infrastructure & Economic
Development Bank				Wisconsin - 0.03%
6.49%, 05/15/2049		1,000	1,203	State of Wisconsin (credit support from
California State University				AGM)
6.43%, 11/01/2030		1,500	1,837	5.05%, 05/01/2018(f)	1,000	1,115
City of Los Angeles CA Wastewater System
Revenue				TOTAL MUNICIPAL BONDS		$175,930
5.71%, 06/01/2039		1,000	1,233	SENIOR FLOATING RATE INTERESTS -	Principal
Los Angeles County Metropolitan				1.03%	Amount (000's)	Value(000	's)
Transportation Authority				Automobile Manufacturers - 0.35%
5.74%, 06/01/2039		12,000	14,702	Chrysler Group LLC, Term Loan B
Los Angeles Unified School District/CA				3.50%, 05/24/2017(d)	$12,169	$12,098
6.76%, 07/01/2034		22,000	29,933
Regents of the University of California
Medical Center Pooled Revenue				Healthcare - Products - 0.20%
6.55%, 05/15/2048		4,500	5,938	Biomet Inc, Term Loan B2
State of California				3.65%, 07/25/2017(d)	7,087	7,065
7.60%, 11/01/2040		7,900	11,957
7.63%, 03/01/2040		4,700	7,018	Healthcare - Services - 0.01%
7.95%, 03/01/2036		600	742	HCA Inc, Term Loan B5
University of California				2.90%, 03/31/2017(d)	399	397
6.27%, 05/15/2031		5,400	6,054
			$89,319
				Lodging - 0.47%
Florida - 0.17%				MGM Resorts International, Term Loan A
County of Seminole FL Water & Sewer				2.90%, 12/20/2017(d)	16,458	16,273
Revenue
6.44%, 10/01/2040		5,000	5,786	TOTAL SENIOR FLOATING RATE INTERESTS		$35,833
				U.S. GOVERNMENT & GOVERNMENT	Principal
Georgia - 0.13%				AGENCY OBLIGATIONS - 27.94%	Amount (000's)	Value(000	's)
Municipal Electric Authority of Georgia				Federal Home Loan Mortgage Corporation (FHLMC) -
6.66%, 04/01/2057		3,500	4,398	0.13%
				2.22%, 06/01/2035(d)	$219	$233
				4.50%, 12/01/2040	59	65
Illinois - 0.37%				4.50%, 12/01/2040	435	475
Chicago Transit Authority				4.50%, 12/01/2040	244	267
6.20%, 12/01/2040		11,000	12,807	4.50%, 11/01/2041(g)	3,000	3,249
				5.50%, 07/01/2038	361	403
Nebraska - 0.01%						$4,692
Public Power Generation Agency
7.24%, 01/01/2041		200	234	Federal National Mortgage Association (FNMA) - 10.60%
				2.13%, 08/01/2035(d)	176	187
				2.24%, 09/01/2035(d)	213	231
Nevada - 0.07%				2.31%, 08/01/2022	300	296
County of Clark Department of Aviation				2.64%, 06/01/2022	2,900	2,918
6.82%, 07/01/2045		1,700	2,401	2.87%, 09/01/2027(d)	2,300	2,245
				3.00%, 11/01/2026(g)	46,000	47,707
				3.16%, 05/01/2022(d)	9,293	9,708
New Jersey - 0.07%
New Jersey State Turnpike Authority				3.33%, 11/01/2021	190	201
7.10%, 01/01/2041		1,600	2,272	3.50%, 01/01/2026	102	108
				3.50%, 11/01/2026(g)	10,000	10,566

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 12/01/2026 (g)	$20,000	$21,094	5.00%, 11/01/2025	$351	$388
3.50%, 02/01/2027	668	709	5.00%, 05/01/2026	91	101
3.89%, 07/01/2021 (d)	2,490	2,702	5.00%, 08/01/2027	7	7
4.00%, 07/01/2024	33	36	5.00%, 03/01/2028	6	6
4.00%, 10/01/2024	24	26	5.00%, 05/01/2028	151	167
4.00%, 02/01/2025	51	54	5.00%, 06/01/2028	199	221
4.00%, 10/01/2025	23	24	5.00%, 07/01/2028	3	4
4.00%, 01/01/2026	9	10	5.00%, 03/01/2029	169	187
4.00%, 02/01/2026	1	1	5.00%, 10/01/2029	139	155
4.00%, 02/01/2026	46	50	5.00%, 01/01/2030	534	593
4.00%, 04/01/2026	171	184	5.00%, 07/01/2030	404	449
4.00%, 06/01/2026	195	209	5.00%, 08/01/2030	222	246
4.00%, 06/01/2026	12	13	5.00%, 07/01/2035	987	1,099
4.00%, 11/01/2030	43	46	5.00%, 07/01/2035	15	17
4.00%, 08/01/2031	201	216	5.00%, 09/01/2035	15	17
4.00%, 09/01/2031	113	122	5.00%, 10/01/2035	801	887
4.00%, 10/01/2031	367	394	5.00%, 10/01/2035	51	57
4.00%, 09/01/2041	44	47	5.00%, 04/01/2039	694	773
4.00%, 11/01/2041 (g)	9,000	9,555	5.00%, 04/01/2039	16	18
4.00%, 07/01/2042	181	193	5.00%, 10/01/2039	39	44
4.50%, 02/01/2024	87	94	5.00%, 11/01/2039	52	58
4.50%, 01/01/2025	405	439	5.00%, 11/01/2039	45	50
4.50%, 02/01/2025	95	103	5.00%, 02/01/2040	38	42
4.50%, 04/01/2028	100	109	5.00%, 05/01/2040	358	397
4.50%, 06/01/2028	105	114	5.00%, 05/01/2040	25	28
4.50%, 03/01/2029	38	41	5.00%, 08/01/2040	34	38
4.50%, 04/01/2029	13	14	5.00%, 08/01/2040	53	59
4.50%, 05/01/2029	124	134	5.00%, 08/01/2040	30	33
4.50%, 05/01/2029	109	118	5.00%, 02/01/2041	154	172
4.50%, 06/01/2029	525	575	5.00%, 04/01/2041	197	218
4.50%, 06/01/2029	614	666	5.00%, 05/01/2041	257	286
4.50%, 08/01/2029	241	267	5.00%, 11/01/2041(g)	54,000	59,792
4.50%, 09/01/2029	9	10	5.00%, 01/01/2042	17	18
4.50%, 10/01/2029	180	195	5.50%, 11/01/2023	171	190
4.50%, 11/01/2029	408	443	5.50%, 04/01/2026	167	186
4.50%, 02/01/2030	74	81	5.50%, 02/01/2027	3	3
4.50%, 06/01/2030	104	113	5.50%, 08/01/2027	29	33
4.50%, 02/01/2038	51	55	5.50%, 09/01/2027	66	74
4.50%, 01/01/2039	249	271	5.50%, 03/01/2028	66	74
4.50%, 03/01/2039	193	211	5.50%, 04/01/2028	2,779	3,111
4.50%, 03/01/2039	16	17	5.50%, 05/01/2028	20	22
4.50%, 04/01/2039	57	62	5.50%, 06/01/2028	16	17
4.50%, 05/01/2039	299	325	5.50%, 01/01/2030	134	151
4.50%, 05/01/2039	115	126	5.50%, 12/01/2032	19	21
4.50%, 05/01/2039	311	339	5.50%, 03/01/2033	214	240
4.50%, 07/01/2039	2,941	3,222	5.50%, 04/01/2033	237	267
4.50%, 02/01/2040	1,683	1,829	5.50%, 05/01/2033	126	142
4.50%, 06/01/2040	177	193	5.50%, 06/01/2033	64	72
4.50%, 09/01/2040	166	180	5.50%, 07/01/2033	574	646
4.50%, 10/01/2040	69	76	5.50%, 08/01/2033	140	157
4.50%, 11/01/2040	766	832	5.50%, 09/01/2033	27	30
4.50%, 03/01/2041	1,905	2,069	5.50%, 12/01/2033	3	3
4.50%, 03/01/2041	9,385	10,194	5.50%, 12/01/2033	420	472
4.50%, 03/01/2041	722	784	5.50%, 12/01/2033	11	12
4.50%, 03/01/2041	482	526	5.50%, 12/01/2033	126	141
4.50%, 05/01/2041	968	1,051	5.50%, 01/01/2034	14	16
4.50%, 05/01/2041	30	33	5.50%, 01/01/2034	129	145
4.50%, 06/01/2041	20	21	5.50%, 04/01/2034	25	28
4.50%, 06/01/2041	56	61	5.50%, 05/01/2034	158	177
4.50%, 07/01/2041	57	62	5.50%, 08/01/2034	5	5
4.50%, 07/01/2041	241	261	5.50%, 09/01/2034	9	10
4.50%, 08/01/2041	1,650	1,791	5.50%, 01/01/2035	37	41
4.50%, 11/01/2041 (g)	29,000	31,429	5.50%, 03/01/2035	10	11
4.50%, 12/01/2041 (g)	37,000	40,018	5.50%, 07/01/2035	58	65
4.50%, 12/01/2041	46	50	5.50%, 08/01/2035	113	127
4.50%, 09/01/2043	787	853	5.50%, 08/01/2035	9	10
4.50%, 09/01/2043	1,989	2,158	5.50%, 10/01/2035	86	97
4.50%, 11/01/2043	366	397	5.50%, 11/01/2035	9	10
4.50%, 01/01/2044	320	347	5.50%, 12/01/2035	9	11
5.00%, 07/01/2024	160	177	5.50%, 01/01/2036	5	6
5.00%, 09/01/2024	171	189	5.50%, 01/01/2036	44	49
5.00%, 08/01/2025	5	5	5.50%, 02/01/2036	280	313

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 03/01/2036	$769	$859	6.00%, 09/01/2036	$10	$11
5.50%, 09/01/2036	281	316	6.00%, 09/01/2036	5	6
5.50%, 10/01/2036	444	495	6.00%, 10/01/2036	897	1,014
5.50%, 10/01/2036	138	154	6.00%, 10/01/2036	30	34
5.50%, 11/01/2036	66	74	6.00%, 10/01/2036	85	96
5.50%, 11/01/2036	351	392	6.00%, 10/01/2036	3	4
5.50%, 12/01/2036	318	355	6.00%, 10/01/2036	5	6
5.50%, 12/01/2036	162	182	6.00%, 10/01/2036	2	2
5.50%, 12/01/2036	89	99	6.00%, 10/01/2036	1	2
5.50%, 12/01/2036	155	172	6.00%, 10/01/2036	518	588
5.50%, 12/01/2036	83	93	6.00%, 10/01/2036	5	6
5.50%, 01/01/2037	87	97	6.00%, 11/01/2036	2	2
5.50%, 02/01/2037	1,409	1,573	6.00%, 11/01/2036	2	2
5.50%, 02/01/2037	543	606	6.00%, 11/01/2036	1	1
5.50%, 07/01/2037	179	200	6.00%, 11/01/2036	48	55
5.50%, 07/01/2037	595	664	6.00%, 11/01/2036	57	64
5.50%, 08/01/2037	43	48	6.00%, 12/01/2036	161	182
5.50%, 04/01/2038	6	6	6.00%, 12/01/2036	7	8
5.50%, 04/01/2038	177	197	6.00%, 12/01/2036	27	31
5.50%, 05/01/2038	367	410	6.00%, 12/01/2036	6	7
5.50%, 06/01/2038	22,086	24,637	6.00%, 12/01/2036	109	123
5.50%, 06/01/2038	24	27	6.00%, 12/01/2036	83	94
5.50%, 06/01/2038	76	84	6.00%, 12/01/2036	86	97
5.50%, 06/01/2038	18	20	6.00%, 12/01/2036	242	275
5.50%, 08/01/2038	2	2	6.00%, 12/01/2036	99	113
5.50%, 10/01/2038	79	89	6.00%, 01/01/2037	54	61
5.50%, 12/01/2038	161	180	6.00%, 01/01/2037	126	143
5.50%, 12/01/2038	7	8	6.00%, 01/01/2037	150	170
5.50%, 02/01/2039	111	124	6.00%, 01/01/2037	2	2
5.50%, 08/01/2039	6,713	7,492	6.00%, 01/01/2037	204	233
5.50%, 09/01/2040	600	669	6.00%, 02/01/2037	527	597
5.50%, 04/01/2041	95	106	6.00%, 03/01/2037	335	378
5.50%, 11/01/2041 (g)	2,000	2,233	6.00%, 04/01/2037	63	71
6.00%, 12/01/2031	9	10	6.00%, 04/01/2037	42	48
6.00%, 04/01/2033	10	11	6.00%, 05/01/2037	96	109
6.00%, 07/01/2033	4	4	6.00%, 06/01/2037	216	244
6.00%, 06/01/2034	8	10	6.00%, 06/01/2037	9	10
6.00%, 07/01/2034	4	4	6.00%, 06/01/2037	83	94
6.00%, 08/01/2034	16	18	6.00%, 07/01/2037	17	20
6.00%, 11/01/2034	15	17	6.00%, 07/01/2037	15	16
6.00%, 04/01/2035	3	4	6.00%, 07/01/2037	20	23
6.00%, 05/01/2035	14	16	6.00%, 07/01/2037	31	35
6.00%, 06/01/2035	32	37	6.00%, 07/01/2037	206	232
6.00%, 06/01/2035	97	110	6.00%, 08/01/2037	65	74
6.00%, 07/01/2035	260	295	6.00%, 08/01/2037	1,748	1,978
6.00%, 09/01/2035	11	13	6.00%, 08/01/2037	22	25
6.00%, 09/01/2035	35	39	6.00%, 09/01/2037	3	3
6.00%, 10/01/2035	216	247	6.00%, 09/01/2037	88	99
6.00%, 10/01/2035	7	8	6.00%, 09/01/2037	166	188
6.00%, 02/01/2036	85	96	6.00%, 09/01/2037	143	162
6.00%, 02/01/2036	80	91	6.00%, 09/01/2037	41	47
6.00%, 04/01/2036	217	247	6.00%, 09/01/2037	342	387
6.00%, 04/01/2036	123	139	6.00%, 09/01/2037	1	2
6.00%, 05/01/2036	96	109	6.00%, 09/01/2037	169	191
6.00%, 05/01/2036	112	126	6.00%, 09/01/2037	5	5
6.00%, 06/01/2036	9	10	6.00%, 09/01/2037	28	31
6.00%, 06/01/2036	5	6	6.00%, 10/01/2037	25	28
6.00%, 07/01/2036	105	119	6.00%, 10/01/2037	102	116
6.00%, 07/01/2036	8	9	6.00%, 10/01/2037	228	258
6.00%, 07/01/2036	43	49	6.00%, 10/01/2037	110	124
6.00%, 07/01/2036	159	180	6.00%, 10/01/2037	732	829
6.00%, 08/01/2036	5	5	6.00%, 10/01/2037	341	385
6.00%, 08/01/2036	18	20	6.00%, 10/01/2037	72	82
6.00%, 08/01/2036	28	32	6.00%, 10/01/2037	35	39
6.00%, 08/01/2036	2	3	6.00%, 11/01/2037	5	5
6.00%, 09/01/2036	100	114	6.00%, 11/01/2037	83	94
6.00%, 09/01/2036	3	3	6.00%, 11/01/2037	31	35
6.00%, 09/01/2036	74	84	6.00%, 11/01/2037	72	82
6.00%, 09/01/2036	51	57	6.00%, 11/01/2037	9	10
6.00%, 09/01/2036	76	86	6.00%, 11/01/2037	34	38
6.00%, 09/01/2036	71	81	6.00%, 11/01/2037	35	40
6.00%, 09/01/2036	279	316	6.00%, 11/01/2037	89	100

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)				U.S. Treasury Inflation-Indexed Obligations (continued)
6.00%, 11/01/2037	$129	$146		1.75%, 01/15/2028	$26,000		$29,534
6.00%, 11/01/2037	27	30		2.00%, 01/15/2026	64,713		74,783
6.00%, 11/01/2037	153	174		2.38%, 01/15/2025(j)	114,701		136,020
6.00%, 12/01/2037	155	175		2.38%, 01/15/2027	76,192		91,769
6.00%, 12/01/2037	90	102		2.50%, 01/15/2029	53,287		66,305
6.00%, 12/01/2037	135	153		3.63%, 04/15/2028	441		609
6.00%, 01/01/2038	18	20		3.88%, 04/15/2029	6,077		8,730
6.00%, 01/01/2038	261	295					$520,062
6.00%, 01/01/2038	165	187		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 01/01/2038	228	258		OBLIGATIONS			$972,682
6.00%, 01/01/2038	2	2			Principal
6.00%, 02/01/2038	5	6		COMMERCIAL PAPER - 4.47%	Amount (000's)	Value	(000	's)
6.00%, 02/01/2038	277	314
6.00%, 03/01/2038	79	89	Banks	- 0.63%
6.00%, 03/01/2038	68	77		Macquarie Bank Ltd
				0.56%, 05/01/2015(b),(c),(d)	21,900		21,900
6.00%, 03/01/2038	129	146
6.00%, 03/01/2038	22	25
6.00%, 07/01/2038	251	284		Diversified Financial Services - 0.88%
6.00%, 08/01/2038	114	129		Ford Motor Credit Co LLC
6.00%, 09/01/2038	1,931	2,183		0.68%, 03/02/2015	30,800		30,744
6.00%, 09/01/2038	1,196	1,352
6.00%, 10/01/2038	283	320
6.00%, 10/01/2038	55	63	Food	- 0.89%
6.00%, 10/01/2038	408	461		Tesco Treasury Services PLC
6.00%, 11/01/2038	20	22		1.00%, 08/18/2015	31,500		31,092
6.00%, 12/01/2038	134	152
6.00%, 12/01/2038	100	113		Oil & Gas - 0.97%
6.00%, 10/01/2040	3,319	3,758		ENI Finance USA Inc
6.00%, 05/01/2041	648	735		0.50%, 03/20/2015	16,000		15,980
6.00%, 11/01/2041 (g)	12,000	13,581		0.59%, 05/22/2015	17,700		17,661
		$369,000					$33,641
Government National Mortgage Association (GNMA) -
0.62%				Telecommunications - 1.10%
5.00%, 03/15/2038	13	15		Vodafone Group PLC
5.00%, 05/15/2038	371	410		0.55%, 04/01/2015	35,700		35,645
5.00%, 08/15/2038	550	607		0.60%, 06/29/2015	2,600		2,592
5.00%, 10/15/2038	3,665	4,044					$38,237
5.00%, 11/15/2038	1,062	1,172		TOTAL COMMERCIAL PAPER			$155,614
5.00%, 12/15/2038	555	615			Principal
5.00%, 01/15/2039	589	652		CERTIFICATE OF DEPOSIT - 1.86%	Amount (000's)	Value	(000	's)
5.00%, 02/15/2039	405	448	Banks	- 1.86%
5.00%, 02/15/2039	14	15		Barclays Bank PLC/NY
5.00%, 02/15/2039	3,918	4,325		0.53%, 05/01/2015(d)	$62,500		62,491
5.00%, 03/15/2039	1,536	1,698		Credit Suisse/New York NY
5.00%, 03/15/2039	224	247		0.46%, 03/17/2015(d)	2,200		2,200
5.00%, 03/15/2039	652	722					$64,691
5.00%, 03/15/2039	114	126
5.00%, 04/15/2039	193	213		TOTAL CERTIFICATE OF DEPOSIT			$64,691
5.00%, 04/15/2039	177	196			Maturity
5.00%, 09/15/2039	820	906		REPURCHASE AGREEMENTS – 17.61%	Amount (000's)	Value	(000	's)
5.00%, 10/15/2039	116	128		Banks – 17.61%
5.00%, 11/15/2039	2,900	3,213		Barclays Bank PLC Repurchase Agreement;	$10,500		$10,500
5.00%, 02/15/2040	59	66		0.06% dated 10/24/2014 maturing
5.00%, 08/15/2040	324	358		11/03/2014 (collateralized by US
5.00%, 09/15/2040	57	64		Government Security; $10,665,483; 1.25%;
5.00%, 09/15/2040	722	802		dated 10/02/19)
5.00%, 03/15/2041	478	529		Barclays Bank PLC Repurchase Agreement;	12,000		12,000
		$21,571		0.06% dated 10/24/2014 maturing
U.S. Treasury - 1.65%				11/03/2014 (collateralized by US
2.38%, 08/15/2024	2,300	2,309		Government Security; $12,222,535; 0.13%;
3.13%, 08/15/2044	50,500	51,123		dated 04/15/18)
3.38%, 05/15/2044 (h)	3,700	3,925		Barclays Bank PLC Repurchase Agreement;	14,200		14,200
				0.06% dated 10/22/2014 maturing
		$57,357		11/04/2014 (collateralized by US
U.S. Treasury Inflation-Indexed Obligations - 14.94%				Government Security; $14,320,172; 3.13%;
0.13%, 01/15/2022 (h),(i)	21,018	20,724		dated 11/15/41)
0.13%, 07/15/2022 (h),(i)	9,929	9,791		Barclays Bank PLC Repurchase Agreement;	11,300		11,300
0.13%, 01/15/2023 (h),(i)	1,649	1,614		0.06% dated 10/27/2014 maturing
0.38%, 07/15/2023 (h),(i)	2,760	2,760		11/04/2014 (collateralized by US
0.63%, 07/15/2021	60,470	62,142		Government Security; $11,451,265; 0.75%;
1.13%, 01/15/2021 (h),(i)	6,089	6,431		dated 10/31/17)
1.25%, 07/15/2020 (h),(i)	8,289	8,850

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

REPURCHASE AGREEMENTS	Maturity		REPURCHASE AGREEMENTS		Maturity
(continued)	Amount (000's) Value (000's)		(continued)		Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Barclays Bank PLC Repurchase Agreement;	$11,300	$11,300	Royal Bank of Scotland PLC Repurchase		$16,200	$16,200
0.06% dated 10/27/2014 maturing				Agreement; 0.06% dated 10/29/2014
11/04/2014 (collateralized by US				maturing 11/06/2014 (collateralized by US
Government Security; $11,485,103; 0.63%;				Government Security; $16,505,797; 1.00%;
dated 07/15/21)				dated 03/31/17)
Barclays Bank PLC Repurchase Agreement;	1,100	1,100	Royal Bank of Scotland PLC Repurchase		23,000	23,000
0.14% dated 10/30/2014 maturing				Agreement; 0.07% dated 10/22/2014
11/03/2014 (collateralized by US				maturing 11/04/2014 (collateralized by US
Government Security; $1,115,972; 2.50%;				Government Security; $23,480,017; 0.13%;
dated 01/15/29)				dated 04/15/16)
BNP Paribas Repurchase Agreement; 0.06%	14,200	14,200	Royal Bank of Scotland PLC Repurchase		47,100	47,100
dated 10/30/2014 maturing 11/07/2014				Agreement; 0.07% dated 10/28/2014
(collateralized by US Government				maturing 11/05/2014 (collateralized by US
Security; $14,486,369; 1.00%; dated				Government Security; $47,442,150; 2.50%;
09/30/19)				dated 04/30/15)
BNP Paribas Repurchase Agreement; 0.06%	31,800	31,800	Royal Bank of Scotland PLC Repurchase		25,000	25,000
dated 10/23/2014 maturing 11/07/2014				Agreement; 0.16% dated 10/30/2014
(collateralized by US Government				maturing 11/03/2014 (collateralized by US
Security; $31,881,574; 3.63%; dated				Government Security; $25,297,453; 2.13%;
08/15/43)				dated 11/30/14)
BNP Paribas Repurchase Agreement; 0.06%	18,300	18,300				$612,900
dated 10/29/2014 maturing 11/13/2014			TOTAL REPURCHASE AGREEMENTS			$612,900
(collateralized by US Government			Total Investments			$3,720,508
Security; $18,699,881; 0.13%; dated			Liabilities in Excess of Other Assets, Net - (6.87)%			$(239,258)
04/15/18)			TOTAL NET ASSETS - 100.00%			$3,481,250
BNP Paribas Repurchase Agreement; 0.07%	12,800	12,800
dated 10/27/2014 maturing 11/10/2014
(collateralized by US Government			(a)	Security is Illiquid
Security; $13,029,975; 3.75%; dated			(b)	Security exempt from registration under Rule 144A of the Securities Act of
03/27/19)				1933. These securities may be resold in transactions exempt from
BNP Paribas Repurchase Agreement; 0.12%	85,800	85,800		registration, normally to qualified institutional buyers. Unless otherwise
dated 10/31/2014 maturing 11/04/2014				indicated, these securities are not considered illiquid. At the end of the
(collateralized by US Government				period, the value of these securities totaled $344,047 or 9.88% of net
Securities; $86,442,706; 2.88%; dated				assets.
05/15/43)			(c)	Fair value of these investments is determined in good faith by the Manager
Citigroup Inc Repurchase Agreement; 0.13%	16,600	16,600		under procedures established and periodically reviewed by the Board of
dated 10/31/2014 maturing 11/04/2014				Directors. At the end of the period, the fair value of these securities totaled
(collateralized by US Government				$23,719 or 0.68% of net assets.
Security; $16,934,370; 2.25%; dated			(d)	Variable Rate. Rate shown is in effect at October 31, 2014.
04/30/21)			(e)	Non-Income Producing Security
Citigroup Inc Repurchase Agreement; 0.16%	5,400	5,400	(f)	Credit support indicates investments that benefit from credit enhancement
dated 10/30/2014 maturing 11/03/2014				or liquidity support provided by a third party bank, institution, or
(collateralized by US Government				government agency.
Security; $5,445,004; 2.25%; dated			(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
04/30/21)				Notes to Financial Statements for additional information.
Credit Suisse Repurchase Agreement; 0.16%	40,600	40,600	(h)	Security or a portion of the security was pledged to cover margin
dated 10/31/2014 maturing 11/03/2014				requirements for swap and/or swaption contracts. At the end of the period,
(collateralized by US Government				the value of these securities totaled $27,334 or 0.79% of net assets.
Security; $41,289,365; 2.38%; dated			(i)	Security or a portion of the security was pledged to cover margin
02/28/15)				requirements for futures contracts. At the end of the period, the value of
JP Morgan Chase Repurchase Agreement;	11,000	11,000		these securities totaled $19,594 or 0.56% of net assets.
0.16% dated 10/30/2014 maturing			(j)	Security or portion of the security was pledged as collateral for
11/03/2014 (collateralized by US				repurchase agreements. At the end of the period, the value of these
Government Security; $11,124,134; 3.38%;				securities totaled $1,157 or 0.03% of net assets.
dated 11/15/19)
Merrill Lynch Repurchase Agreement; 0.12%	130,100	130,100
dated 10/31/2014 maturing 11/04/2014
(collateralized by US Government
Securities; $132,635,310; 2.13-3.63%;
dated 09/30/21-08/15/43)
Merrill Lynch Repurchase Agreement; 0.13%	5,600	5,600
dated 10/31/2014 maturing 11/04/2014
(collateralized by US Government
Security; $5,712,019; 3.75%; dated
11/15/43)
Merrill Lynch Repurchase Agreement; 0.16%	69,000	69,000
dated 10/30/2014 maturing 11/03/2014
(collateralized by US Government
Securities; $70,224,706; 3.75%; dated
11/15/43)

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Portfolio Summary (unaudited)
Sector			Percent
Financial			37.68%
Government			30.66%
Mortgage Securities			15.06%
Asset Backed Securities			4.61%
Communications			4.10%
Consumer, Non-cyclical			2.82%
Revenue Bonds			2.76%
Consumer, Cyclical			2.21%
Energy			1.96%
General Obligation Unlimited			1.42%
Utilities			1.29%
Industrial			1.13%
Insured			0.87%
Exchange Traded Funds			0.19%
Basic Materials			0.07%
Technology			0.04%
Liabilities in Excess of Other Assets, Net			(6.87)%
TOTAL NET ASSETS			100.00%

Credit Default Swaps

Sell Protection
		Implied Credit Spread as of October 31, 2014 (c)
			(Pay)/ Receive Fixed Rate			Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
				Expiration Date	Notional Amount (a)				Fair Value(b)
Counterparty (Issuer)	Reference Entity								Asset	Liability
Bank of America NA	ABX.HE.AAA	6.00%	0.11%	05/25/2046	$29,191	$(5,918	) $	80 $	— $	(5,838)
Bank of America NA	Berkshire Hathaway	0.11%	1.00%	03/20/2015	2,200	(3)		11	8	—
	Finance Corp
Bank of America NA	Brazilian Government	1.53%	1.00%	12/20/2019	11,500	(423)		133	—	(290)
	International Bond
Bank of America NA	General Electric	0.29%	1.00%	12/20/2015	1,100	(5)		14	9	—
	Capital Corp
Bank of America NA	Italy Government	0.58%	1.00%	09/20/2016	900	8		(1)	7	—
	International Bond
Bank of America NA	Italy Government	1.09%	1.00%	09/20/2019	400	—		(2)	—	(2)
	International Bond
Bank of America NA	MetLife Inc	0.12%	1.00%	09/20/2015	9,500	(108)		183	75	—
Bank of America NA	MetLife Inc	0.14%	1.00%	12/20/2015	3,900	(48)		87	39	—
Bank of America NA	Mexico Government	0.24%	1.00%	09/20/2015	600	—		4	4	—
	Global Bond
Bank of America NA	Mexico Government	0.75%	1.00%	09/20/2019	10,600	71		57	128	—
	International Bond
Bank of America NA	Russian Foreign Bond -	2.32%	1.00%	03/20/2019	9,000	(575)		86	—	(489)
	Eurobond
Barclays Bank PLC	ABX.HE.AAA	6.00%	0.11%	05/25/2046	5,621	(1,133)		9	—	(1,124)
Barclays Bank PLC	Citigroup Inc	0.31%	1.00%	09/20/2016	2,000	15		11	26	—
Barclays Bank PLC	General Electric	0.34%	1.00%	09/20/2016	2,300	16		15	31	—
	Capital Corp
Barclays Bank PLC	Italy Government	1.06%	1.00%	06/20/2019	1,000	(6)		3	—	(3)
	International Bond
Barclays Bank PLC	Italy Government	1.06%	1.00%	06/20/2019	1,000	(6)		3	—	(3)
	International Bond
Barclays Bank PLC	Italy Government	0.73%	1.00%	06/20/2017	1,000	3		4	7	—
	International Bond
Barclays Bank PLC	Italy Government	1.09%	1.00%	09/20/2019	100	—		(1)	—	(1)
	International Bond
Barclays Bank PLC	Mexico Government	0.71%	1.00%	06/20/2019	1,700	11		12	23	—
	International Bond
Barclays Bank PLC	Republic of Brazil	0.53%	1.00%	12/20/2015	11,600	(15)		80	65	—
	Global Bond
Barclays Bank PLC	Republic of Brazil	0.47%	1.00%	06/20/2015	500	(1)		3	2	—
	Global Bond
Barclays Bank PLC	Republic of Indonesia	0.42%	1.00%	06/20/2016	1,500	(8)		21	13	—
	144A Note
Barclays Bank PLC	Republic of Indonesia	0.42%	1.00%	06/20/2016	1,500	(8)		21	13	—
	144A Note
Barclays Bank PLC	Russian Foreign Bond -	2.42%	1.00%	12/20/2019	12,500	(881)		51	—	(830)
	Eurobond
Barclays Bank PLC	Russian Foreign Bond -	2.39%	1.00%	09/20/2019	1,300	(73)		(8)	—	(81)
	Eurobond
Barclays Bank PLC	Russian Foreign Bond -	1.97%	1.00%	09/20/2015	1,600	(16)		2	—	(14)
	Eurobond

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied Credit Spread (Pay)/ as of October Receive 31, 2014 (c)
			Fixed Rate	Expiration Date		Notional Amount (a)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
										Fair Value(b)
Counterparty (Issuer)	Reference Entity									Asset	Liability
BNP Paribas	Italy Government	0.58%	1.00%	09/20/2016		$1,000	$10	$(2	) $	8	$—
	International Bond
BNP Paribas	Russian Foreign Bond -	2.32%	1.00%	03/20/2019		700	(44)	6		—	(38)
	Eurobond
BNP Paribas	US Treasury Note	0.11%	0.25%	03/20/2016	EUR	6,200	(27)	44		17	—
Citibank NA	Mexico Government	0.30%	1.00%	06/20/2016		$2,900	(2)	34		32	—
	Global Bond
Citibank NA	Mexico Government	0.24%	1.00%	09/20/2015		700	(2)	7		5	—
	Global Bond
Citibank NA	Mexico Government	0.18%	1.00%	03/20/2015		1,100	(2)	5		3	—
	Global Bond
Citibank NA	Mexico Government	0.78%	1.00%	12/20/2019		7,400	43	36		79	—
	International Bond
Citibank NA	Mexico Government	0.78%	1.00%	12/20/2019		7,100	41	35		76	—
	International Bond
Citibank NA	Republic of Brazil	0.65%	1.00%	06/20/2016		5,400	(6)	36		30	—
	Global Bond
Citibank NA	Republic of Brazil	0.50%	1.00%	09/20/2015		1,000	(3)	8		5	—
	Global Bond
Citibank NA	Republic of Brazil	0.47%	1.00%	06/20/2015		1,000	(3)	7		4	—
	Global Bond
Citibank NA	Russian Foreign Bond -	1.97%	1.00%	09/20/2015		7,000	(65)	3		—	(62)
	Eurobond
Citibank NA	Sberbank of Russia Via	2.92%	1.00%	09/20/2015		300	(4)	(1)		—	(5)
	SB Capital SA
Citigroup Inc	Italy Government	0.73%	1.00%	06/20/2017		2,700	14	4		18	—
	International Bond
Citigroup Inc	Mexico Government	0.71%	1.00%	06/20/2019		600	4	4		8	—
	International Bond
Deutsche Bank AG	Berkshire Hathaway	0.22%	1.00%	09/20/2016		1,100	11	5		16	—
	Inc
Deutsche Bank AG	Brazilian Government	1.33%	1.00%	03/20/2019		400	(15)	10		—	(5)
	International Bond
Deutsche Bank AG	General Electric	0.25%	1.00%	06/20/2015		6,500	34	—		34	—
	Capital Corp
Deutsche Bank AG	General Electric	0.28%	1.00%	09/20/2015		1,500	8	2		10	—
	Capital Corp
Deutsche Bank AG	Italy Government	0.58%	1.00%	09/20/2016		3,200	21	3		24	—
	International Bond
Deutsche Bank AG	Italy Government	0.58%	1.00%	09/20/2016		900	8	(1)		7	—
	International Bond
Deutsche Bank AG	Italy Government	1.06%	1.00%	06/20/2019		700	(5)	3		—	(2)
	International Bond
Deutsche Bank AG	JP Morgan Chase & Co	0.25%	1.00%	09/20/2016		2,300	18	14		32	—
Deutsche Bank AG	Mexico Government	0.18%	1.00%	03/20/2015		800	(1)	3		2	—
	Global Bond
Deutsche Bank AG	Mexico Government	0.29%	1.00%	03/20/2016		5,600	(11)	65		54	—
	Global Bond
Deutsche Bank AG	Republic of Brazil	0.47%	1.00%	06/20/2015		600	(1)	3		2	—
	Global Bond
Deutsche Bank AG	Republic of Indonesia	0.27%	1.00%	09/20/2015		500	(2)	5		3	—
Deutsche Bank AG	Russian Foreign Bond -	2.32%	1.00%	03/20/2019		1,900	(125)	22		—	(103)
	Eurobond
Deutsche Bank AG	Russian Foreign Bond -	1.97%	1.00%	09/20/2015		500	(5)	1		—	(4)
	Eurobond
Goldman Sachs & Co	Berkshire Hathaway	0.11%	1.00%	03/20/2015		1,100	(1)	5		4	—
	Finance Corp
Goldman Sachs & Co	Italy Government	0.73%	1.00%	06/20/2017		2,600	13	5		18	—
	International Bond
Goldman Sachs & Co	Italy Government	1.06%	1.00%	06/20/2019		800	(3)	1		—	(2)
	International Bond
Goldman Sachs & Co	Mexico Government	0.29%	1.00%	03/20/2016		1,900	(18)	36		18	—
	Global Bond
Goldman Sachs & Co	Mexico Government	0.78%	1.00%	12/20/2019		4,300	28	18		46	—
	International Bond
Goldman Sachs & Co	Mexico Government	0.71%	1.00%	06/20/2019		5,600	36	40		76	—
	International Bond
Goldman Sachs & Co	Republic of Brazil	0.47%	1.00%	06/20/2015		500	(1)	3		2	—
	Global Bond
Goldman Sachs & Co	UK Gilt	0.04%	1.00%	06/20/2015		1,000	1	5		6	—

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Credit Default Swaps (continued)

Sell Protection (continued)
Counterparty (Issuer)	Reference Entity	Implied Credit Spread (Pay)/ as of October Receive 31, 2014 (c)	Fixed Rate	Expiration Date		Notional Amount (a)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

											Fair Value(b)
											Asset	Liability
HSBC Securities Inc	Brazilian Government	1.53%	1.00%	12/20/2019		$12,200	$(423	) $	115	$	— $	(308)
	International Bond
HSBC Securities Inc	China Government	0.78%	1.00%	12/20/2019		9,200	60		30		90	—
	International Bond
HSBC Securities Inc	Italy Government	1.06%	1.00%	06/20/2019		500	(3)		2		—	(1)
	International Bond
HSBC Securities Inc	Italy Government	0.58%	1.00%	09/20/2016		6,400	43		6		49	—
	International Bond
HSBC Securities Inc	Italy Government	0.58%	1.00%	09/20/2016		9,300	56		15		71	—
	International Bond
HSBC Securities Inc	Italy Government	1.06%	1.00%	06/20/2019		2,200	(10)		4		—	(6)
	International Bond
HSBC Securities Inc	Mexico Government	0.36%	1.00%	12/20/2016		100	1		—		1	—
	International Bond
HSBC Securities Inc	Mexico Government	0.34%	1.00%	09/20/2016		300	1		3		4	—
	International Bond
HSBC Securities Inc	Republic of Brazil	0.47%	1.00%	06/20/2015		2,100	(3)		11		8	—
	Global Bond
HSBC Securities Inc	Republic of Brazil	0.50%	1.00%	09/20/2015		1,500	(3)		10		7	—
	Global Bond
HSBC Securities Inc	Republic of Brazil	0.47%	1.00%	06/20/2015		4,400	(6)		22		16	—
	Global Bond
HSBC Securities Inc	Republic of Brazil	0.65%	1.00%	06/20/2016		6,000	(71)		104		33	—
	Global Bond
HSBC Securities Inc	Republic of Brazil	0.53%	1.00%	12/20/2015		5,200	(37)		66		29	—
	Global Bond
HSBC Securities Inc	Russian Foreign Bond -	2.42%	1.00%	12/20/2019		100	(7)		—		—	(7)
	Eurobond
HSBC Securities Inc	Russian Foreign Bond -	2.17%	1.00%	06/20/2017		300	(5)		(4)		—	(9)
	Eurobond
JP Morgan Chase	Brazilian Government	1.53%	1.00%	12/20/2019		4,300	(154)		45		—	(109)
	International Bond
JP Morgan Chase	Mexico Government	0.46%	1.00%	09/20/2017		9,600	(74)		226		152	—
	Global Bond
JP Morgan Chase	Mexico Government	0.61%	1.00%	12/20/2018		3,000	(6)		55		49	—
	Global Bond
JP Morgan Chase	Mexico Government	0.34%	1.00%	09/20/2016		200	1		1		2	—
	International Bond
JP Morgan Chase	Mexico Government	0.75%	1.00%	09/20/2019		4,900	34		25		59	—
	International Bond
JP Morgan Chase	Mexico Government	0.36%	1.00%	12/20/2016		1,800	17		8		25	—
	International Bond
JP Morgan Chase	Republic of Brazil	0.72%	1.00%	09/20/2016		1,200	(3)		10		7	—
	Global Bond
JP Morgan Chase	Russian Foreign Bond -	2.36%	1.00%	06/20/2019		200	(10)		(2)		—	(12)
	Eurobond
JP Morgan Chase	Sberbank of Russia Via	2.92%	1.00%	09/20/2015		100	(1)		(1)		—	(2)
	SB Capital SA
Morgan Stanley & Co	China Government	0.78%	1.00%	12/20/2019		2,400	15		9		24	—
	International Bond
Morgan Stanley & Co	Hellenic Republic	8.80%	1.00%	06/20/2015	EUR	11,300	(313)		(205)		—	(518)
Morgan Stanley & Co	Mexico Government	0.75%	1.00%	09/20/2019		$300	2		2		4	—
	International Bond
Morgan Stanley & Co	Mexico Government	0.78%	1.00%	12/20/2019		5,500	33		26		59	—
	International Bond
Morgan Stanley & Co	Republic of Brazil	0.47%	1.00%	06/20/2015		600	(1)		3		2	—
	Global Bond
Morgan Stanley & Co	Republic of Indonesia	0.27%	1.00%	12/20/2015		1,100	(18)		27		9	—
	144A Note
Royal Bank of Scotland	Mexico Government	0.24%	1.00%	09/20/2015		2,100	(4)		18		14	—
PLC	Global Bond
UBS AG	Berkshire Hathaway	0.11%	1.00%	03/20/2015		1,100	(1)		5		4	—
	Finance Corp
UBS AG	Republic of Brazil	0.50%	1.00%	09/20/2015		500	(1)		3		2	—
	Global Bond
UBS AG	US Treasury Note	0.11%	0.25%	09/20/2015	EUR	10,100	(21)		40		19	—
Total							$(10,071	) $	2,031		$1,828	$(9,868)

Amounts in thousands

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied
	Credit Spread			(Pay)/
	as of October			Receive	Expiration	Notional Amount			Unrealized Appreciation/
Reference Entity	31, 2014		(c)	Fixed Rate	Date	(a)	Fair Value (b)		(Depreciation)
CDX.IG.23.5Y		N/A		1.00%	12/20/2019		$4,400	$78		$17
Total								$78		$17

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $310,412 and 27,600 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For		Fair Value		Asset	Liability
Bank of America NA	11/04/2014	BRL		377,192		$156	$152	$	— $	(4)
Bank of America NA	11/05/2014	ILS		8,150,019		2,174	2,145		—	(29)
Bank of America NA	11/20/2014	EUR		3,088,000		3,912	3,870		—	(42)
Bank of America NA	12/02/2014	AUD		17,961,000		15,766	15,772		6	—
Bank of America NA	12/11/2014	GBP		664,000		1,078	1,062		—	(16)
Bank of America NA	12/15/2014	JPY		9,090,000,000		83,929	80,973		—	(2,956)
Bank of America NA	01/14/2015	ILS		12,432,411		3,285	3,274		—	(11)
Barclays Bank PLC	11/04/2014	JPY		15,090,800,000		140,092	134,349		—	(5,743)
Barclays Bank PLC	11/20/2014	EUR		124,363,000		159,007	155,851		—	(3,156)
Barclays Bank PLC	02/05/2015	MXN		22,957,000		1,694	1,696		4	(2)
Barclays Bank PLC	06/15/2015	EUR		1,812,000		2,426	2,274		—	(152)
BNP Paribas	11/04/2014	BRL		4,042,217		1,629	1,631		6	(4)
BNP Paribas	11/17/2014	CAD		2,930,000		2,615	2,599		—	(16)
BNP Paribas	11/20/2014	EUR		1,459,000		1,878	1,828		—	(50)
BNP Paribas	12/18/2014	MXN		126,168,492		9,603	9,346		1	(258)
BNP Paribas	02/05/2015	MXN		140,177,303		10,611	10,355		—	(256)
Citigroup Inc	11/20/2014	EUR		45,338,000		57,697	56,817		—	(880)
Citigroup Inc	12/02/2014	JPY		2,514,200,000		23,289	22,391		—	(898)
Citigroup Inc	12/11/2014	GBP		9,590,000		15,639	15,335		—	(304)
Deutsche Bank AG	11/04/2014	JPY		721,500,000		6,750	6,423		—	(327)
Deutsche Bank AG	12/02/2014	JPY		2,037,300,000		18,706	18,144		—	(562)
Goldman Sachs & Co	11/04/2014	AUD		60,685,000		53,571	53,403		—	(168)
Goldman Sachs & Co	11/05/2014	ILS		8,099,223		2,160	2,131		—	(29)
Goldman Sachs & Co	11/20/2014	EUR		52,975,000		67,968	66,388		—	(1,580)
Goldman Sachs & Co	12/18/2014	MXN		610,122,253		45,391	45,195		—	(196)
Goldman Sachs & Co	01/22/2015	MXN		403,812,460		29,916	29,854		—	(62)
Goldman Sachs & Co	02/05/2015	MXN		488,787,658		36,180	36,108		—	(72)
Goldman Sachs & Co	06/15/2015	EUR		2,636,000		3,533	3,309		—	(224)
HSBC Securities Inc	11/17/2014	CAD		1,848,000		1,648	1,639		—	(9)
HSBC Securities Inc	11/24/2014	INR		94,971,650		1,543	1,543		—	—
JP Morgan Chase	11/04/2014	JPY		1,791,900,000		16,607	15,953		—	(654)
JP Morgan Chase	11/20/2014	EUR		4,080,000		5,369	5,113		—	(256)
JP Morgan Chase	12/18/2014	MXN		75,657,720		5,756	5,604		2	(154)
JP Morgan Chase	02/05/2015	MXN		1,609,000		118	118		—	—
Morgan Stanley & Co	11/20/2014	EUR		699,000		928	876		—	(52)
RBC Dominion Securities	02/05/2015	MXN		27,620,387		2,090	2,040		—	(50)
UBS AG	11/04/2014	BRL		12,844,103		5,196	5,183		1	(14)
UBS AG	12/18/2014	MXN		44,067,210		3,300	3,264		—	(36)
Total									$20	$(19,222)

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	11/04/2014	BRL	1,296,620	$520	$523	$—	$(3)
Bank of America NA	11/05/2014	ILS	19,342,388	5,239	5,090	149	—
Bank of America NA	11/20/2014	EUR	220,125,000	294,924	275,859	19,065	—
Bank of America NA	12/11/2014	GBP	460,000	733	736	—	(3)
Bank of America NA	12/18/2014	MXN	86,167,007	6,394	6,383	11	—
Bank of America NA	01/14/2015	ILS	54,993,363	14,801	14,483	318	—
Bank of America NA	05/05/2015	CAD	31,865,888	29,031	28,146	885	—
Bank of America NA	08/07/2015	EUR	6,100,000	8,158	7,662	496	—
Bank of America NA	08/07/2015	JPY	345,036,080	3,400	3,084	316	—
Barclays Bank PLC	11/04/2014	JPY	5,717,300,000	52,195	50,900	1,295	—
Barclays Bank PLC	11/17/2014	CAD	31,255,045	27,892	27,725	167	—
Barclays Bank PLC	11/20/2014	EUR	15,879,000	19,920	19,899	21	—
Barclays Bank PLC	12/02/2014	JPY	15,090,800,000	140,120	134,396	5,724	—
Barclays Bank PLC	12/11/2014	GBP	20,679,000	33,260	33,066	194	—
Barclays Bank PLC	12/18/2014	MXN	24,681,000	1,828	1,828	—	—
Barclays Bank PLC	06/15/2015	EUR	1,213,000	1,615	1,523	92	—
BNP Paribas	11/04/2014	BRL	2,156,048	871	870	2	(1)
BNP Paribas	11/20/2014	EUR	16,595,000	20,929	20,797	132	—
BNP Paribas	12/18/2014	MXN	170,036,170	12,667	12,595	72	—
BNP Paribas	12/24/2014	MXN	186,445,598	14,151	13,806	345	—
BNP Paribas	01/22/2015	MXN	327,894,692	24,766	24,241	525	—
BNP Paribas	02/05/2015	MXN	129,087,993	9,771	9,536	235	—
BNP Paribas	02/19/2015	MXN	116,010,734	8,748	8,563	185	—
BNP Paribas	04/02/2015	BRL	256,800	104	99	5	—
BNP Paribas	07/02/2015	BRL	470,632	195	178	17	—
BNP Paribas	10/02/2015	BRL	13,000,000	5,188	4,793	395	—
BNP Paribas	01/05/2016	BRL	33,000,000	12,818	11,894	924	—
Citigroup Inc	11/20/2014	EUR	216,275,000	289,337	271,034	18,303	—
Citigroup Inc	12/15/2014	JPY	3,004,000,000	28,099	26,760	1,339	—
Citigroup Inc	02/05/2015	MXN	19,857,000	1,458	1,467	—	(9)
Citigroup Inc	02/10/2015	CAD	26,444,214	24,141	23,408	733	—
Deutsche Bank AG	11/04/2014	AUD	22,207,000	19,535	19,542	—	(7)
Deutsche Bank AG	11/04/2014	JPY	2,179,400,000	20,085	19,403	682	—
Deutsche Bank AG	12/18/2014	MXN	420,503,543	31,680	31,149	555	(24)
Deutsche Bank AG	02/05/2015	MXN	356,569,693	26,987	26,340	647	—
Deutsche Bank AG	07/02/2015	BRL	4,919,216	2,033	1,860	173	—
Deutsche Bank AG	08/07/2015	EUR	6,100,000	8,171	7,662	509	—
Goldman Sachs & Co	11/04/2014	AUD	34,423,000	29,942	30,292	—	(350)
Goldman Sachs & Co	11/04/2014	JPY	1,364,200,000	12,777	12,145	632	—
Goldman Sachs & Co	11/05/2014	ILS	28,544,019	7,748	7,511	237	—
Goldman Sachs & Co	11/13/2014	MXN	463,715,379	35,021	34,418	603	—
Goldman Sachs & Co	11/20/2014	EUR	60,653,000	76,722	76,010	712	—
Goldman Sachs & Co	12/02/2014	AUD	60,685,000	53,463	53,287	176	—
Goldman Sachs & Co	12/11/2014	MXN	66,783,459	5,071	4,949	122	—
Goldman Sachs & Co	12/18/2014	MXN	344,496,301	25,780	25,518	265	(3)
Goldman Sachs & Co	01/14/2015	ILS	52,154,274	14,028	13,735	293	—
Goldman Sachs & Co	01/22/2015	MXN	73,263,831	5,547	5,416	131	—
Goldman Sachs & Co	07/02/2015	BRL	21,610,152	8,919	8,171	748	—
HSBC Securities Inc	11/04/2014	AUD	4,055,000	3,520	3,568	—	(48)
HSBC Securities Inc	11/04/2014	JPY	2,899,900,000	26,452	25,817	635	—
HSBC Securities Inc	01/14/2015	ILS	31,637,165	8,395	8,332	63	—
HSBC Securities Inc	04/02/2015	BRL	27,743,200	11,265	10,747	518	—
HSBC Securities Inc	08/07/2015	JPY	1,254,314,518	12,301	11,212	1,089	—
JP Morgan Chase	11/04/2014	BRL	2,297,075	925	927	1	(3)
JP Morgan Chase	11/04/2014	JPY	5,443,400,000	50,020	48,461	1,559	—
JP Morgan Chase	12/15/2014	JPY	3,385,000,000	31,735	30,153	1,582	—
JP Morgan Chase	12/18/2014	MXN	64,466,792	4,796	4,775	21	—
JP Morgan Chase	04/02/2015	BRL	21,000,000	8,871	8,135	736	—
JP Morgan Chase	06/15/2015	EUR	3,235,000	4,305	4,060	245	—
RBC Dominion Securities	12/11/2014	MXN	731,788,333	55,780	54,230	1,550	—
RBC Dominion Securities	12/18/2014	MXN	57,118,000	4,256	4,231	25	—
UBS AG	11/04/2014	BRL	11,513,770	4,857	4,647	210	—
UBS AG	12/02/2014	BRL	10,808,863	4,343	4,327	16	—
UBS AG	12/15/2014	JPY	2,701,000,000	25,321	24,060	1,261	—
UBS AG	12/18/2014	MXN	41,084,368	3,038	3,043	4	(9)
UBS AG	10/02/2015	BRL	40,000,000	16,058	14,748	1,310	—
UBS AG	01/05/2016	BRL	35,000,000	13,511	12,615	896	—
Total						$70,151	$(460)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Futures Contracts

									Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2015			Long	1,384		$342,613		$343,111		$498
90 Day Eurodollar; June 2016			Long		285	70,191		70,306		115
90 Day Eurodollar; March 2015			Long	7,988		1,991,879		1,991,808		(71)
90 Day Eurodollar; March 2016			Long		993	245,293		245,581		288
90 Day Eurodollar; September 2016			Long		436	107,045		107,278		233
90 Day Short Sterling; September 2015			Short		319	63,028		63,169		(141)
Canada 10 Year Bond; December 2014			Short		11	1,330		1,337		(7)
Euro Bund 10 Year Bund Future; December 2014			Short		467	87,868		88,316		(448)
Euro-BTP; December 2014			Long		655	106,665		106,968		303
US 10 Year Note; December 2014			Long	6,532		816,453		825,379	8,926
US Long Bond; December 2014			Long	1,362		192,351		192,170		(181)
Total									$9,515

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums		Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)		Appreciation/(Depreciation)	Asset	Liability
Bank of America NA	Brazil Cetip	Pay	12.10%	01/04/2021	BRL	69,100	$74	$283	$357	$—
	Interbank Deposit
Bank of America NA	MXN TIIE	Pay	5.70%	01/18/2019	MXN	45,000	(10)	116	106	—
	Banxico
Barclays Bank PLC	MXN TIIE	Pay	5.00%	09/13/2017		800	—	1	1	—
	Banxico
Barclays Bank PLC	MXN TIIE	Pay	5.75%	06/05/2023		2,800	(7)	4	—	(3)
	Banxico
BNP Paribas	Brazil Cetip	Receive	11.00%	01/04/2021	BRL	57,200	45	462	507	—
	Interbank Deposit
BNP Paribas	MXN TIIE	Pay	5.75%	06/05/2023	MXN	3,300	(4)	—	—	(4)
	Banxico
Deutsche Bank AG	Brazil Cetip	Pay	11.50%	01/04/2021	BRL	7,400	21	(39)	—	(18)
	Interbank Deposit
Deutsche Bank AG	MXN TIIE	Pay	5.70%	01/18/2019	MXN	14,000	(5)	38	33	—
	Banxico
Deutsche Bank AG	MXN TIIE	Pay	5.75%	06/05/2023		6,700	(10)	2	—	(8)
	Banxico
Deutsche Bank AG	MXN TIIE	Pay	6.81%	06/19/2034		93,000	38	(209)	—	(171)
	Banxico
Deutsche Bank AG	MXN TIIE	Pay	7.02%	06/08/2034		22,000	15	(11)	4	—
	Banxico
Goldman Sachs & Co	Brazil Cetip	Pay	11.50%	01/04/2021	BRL	27,300	44	(109)	—	(65)
	Interbank Deposit
Goldman Sachs & Co	MXN TIIE	Pay	5.70%	01/18/2019	MXN	15,000	(4)	39	35	—
	Banxico
Goldman Sachs & Co	MXN TIIE	Pay	5.75%	06/05/2023		7,000	(15)	6	—	(9)
	Banxico
HSBC Securities Inc	Brazil Cetip	Pay	12.10%	01/04/2021	BRL	18,100	29	65	94	—
	Interbank Deposit
HSBC Securities Inc	MXN TIIE	Pay	5.75%	06/05/2023	MXN	3,200	(6)	2	—	(4)
	Banxico
HSBC Securities Inc	MXN TIIE	Pay	6.57%	04/19/2024		150,300	(2)	425	423	—
	Banxico
HSBC Securities Inc	MXN TIIE	Pay	5.50%	09/02/2022		11,400	(17)	(4)	—	(21)
	Banxico
HSBC Securities Inc	MXN TIIE	Pay	5.50%	09/13/2017		87,600	(9)	214	205	—
	Banxico
HSBC Securities Inc	MXN TIIE	Pay	5.00%	09/13/2017		2,500	(1)	4	3	—
	Banxico
JP Morgan Chase	MXN TIIE	Pay	5.70%	01/18/2019		15,000	(4)	39	35	—
	Banxico
JP Morgan Chase	MXN TIIE	Pay	6.00%	06/05/2023		12,000	(40)	42	2	—
	Banxico
Morgan Stanley & Co	Brazil Cetip	Pay	11.50%	01/04/2021	BRL	128,700	283	(587)	—	(304)
	Interbank Deposit
Morgan Stanley & Co	MXN TIIE	Pay	5.01%	10/10/2019	MXN	111,900	—	(64)	—	(64)
	Banxico

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Interest Rate Swaps (continued)

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized				Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)				Asset	Liability
UBS AG	Brazil Cetip	Pay	11.68%	01/04/2021	BRL	5,500	$(23)			$25		$2	$—
	Interbank Deposit
UBS AG	MXN TIIE	Pay	6.15%	06/07/2024	MXN	93,000	91			(69)		22	—
	Banxico
Total							$483			$675		$1,829	$(671)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Expiration	Notional
	Floating Rate Index	Rate	Rate	Date	Amount		Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Pay	4.00%	06/19/2024		$9,500	$304	$				155
	3 Month LIBOR	Receive	2.80%	12/18/2043		66,100	3,262					180
	3 Month LIBOR	Receive	1.75%	03/19/2020		94,200	1,003					420
	3 Month LIBOR	Pay	3.00%	12/17/2024		700	30					8
	3 Month LIBOR	Receive	2.55%	10/16/2024		59,000	(410)					(410)
	3 Month LIBOR	Receive	2.75%	06/19/2043		140,700	8,202					(1,549)
	3 Month LIBOR	Receive	3.50%	12/18/2043		9,100	(847)					(1,177)
	6 Month GBP	Receive	1.84%	10/06/2017	GBP	23,700	(163)					(163)
	LIBOR
	6 Month GBP	Receive	1.55%	10/06/2016		54,700	(179)					(179)
	LIBOR
	6 Month GBP	Receive	1.50%	09/18/2016		54,600	(451)					(256)
	LIBOR
	Federal Fund	Pay	1.00%	10/15/2017		$140,600	(792)					(686)
	Effective Rate US
	MXN TIIE	Pay	5.00%	09/13/2017	MXN	3,500	5					1
	Banxico
	MXN TIIE	Pay	5.50%	09/13/2017		99,400	237					42
	Banxico
	MXN TIIE	Pay	7.02%	06/08/2034		83,900	24					2
	Banxico
	MXN TIIE	Pay	5.50%	09/02/2022		52,700	(92)					49
	Banxico
	MXN TIIE	Pay	6.81%	06/19/2034		644,000	(1,095)					(1,537)
	Banxico
	MXN TIIE	Pay	5.60%	09/06/2016		287,100	682					58
	Banxico
	MXN TIIE	Pay	6.35%	06/02/2021		9,300	30					9
	Banxico
	MXN TIIE	Pay	5.77%	09/30/2021		23,000	9					9
	Banxico
	MXN TIIE	Pay	5.84%	09/14/2021		50,200	38					(11)
	Banxico
Total							$9,797	$				(5,035)

Amounts in thousands

Interest Rate Swaptions

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Call - 10 Year Interest Deutsche Bank AG		6 Month	Receive	0.95% 03/23/2015 EUR			7,300	$(19	) $	(39	) $	(20)
Rate Swap		EURIBOR
Call - 10 Year Interest Goldman Sachs & Co		6 Month	Receive	1.20% 01/20/2015			32,200	(174)		(579)		(405)
Rate Swap		EURIBOR
Call - 3 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.03% 11/14/2014 $			7,200	(8)		(1)			7
Rate Swap		LIBOR
Call - 5 Year Interest	BNP Paribas	6 Month	Receive	0.45% 12/05/2014 EUR			3,600	(4)		(8)			(4)
Rate Swap		EURIBOR
Call - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.65% 11/17/2014 $			71,600	(114)		(46)		68
Rate Swap		LIBOR
Call - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.70% 12/02/2014			12,800	(27)		(23)			4
Rate Swap		LIBOR

See accompanying notes

			Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Interest Rate Swaptions (continued)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Call - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive		1.80% 12/01/2014 $	22,200		$(39)		$(83)	$(44)
Rate Swap		LIBOR
Call - 5 Year Interest	JP Morgan Chase	3 Month	Receive		1.70% 11/17/2014	19,300		(37)		(24)	13
Rate Swap		LIBOR
Call - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		1.78% 11/28/2014	38,200		(222)	(119)		103
Rate Swap		LIBOR
Call - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		1.58% 11/14/2014	15,200		(20)		(3)	17
Rate Swap		LIBOR
Call - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		1.80% 12/01/2014	54,700		(97)	(206)		(109)
Rate Swap		LIBOR
Call - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		1.58% 11/28/2014	900		(2)		(1)	1
Rate Swap		LIBOR
Call - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		1.68% 11/14/2014	15,100		(46)		(12)	34
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		6 Month	Receive	1.55% 03/23/2015 EUR		7,300		(60)	(23)		37
Rate Swap		EURIBOR
Put - 10 Year Interest Goldman Sachs & Co		6 Month	Receive		1.60% 01/20/2015	32,200		(340)		(23)	317
Rate Swap		EURIBOR
Put - 10 Year Interest Morgan Stanley & Co		3 Month	Receive		2.80% 02/02/2015 $	21,700		(346)	(123)		223
Rate Swap		LIBOR
Put - 10 Year Interest Morgan Stanley & Co		3 Month	Receive		2.82% 01/30/2015	1,200		(6)		(6)	—
Rate Swap		LIBOR
Put - 30 Year Interest Morgan Stanley & Co		3 Month	Receive		3.32% 01/16/2015	3,500		(36)		(30)	6
Rate Swap		LIBOR
Put - 5 Year Interest	BNP Paribas	6 Month	Receive	0.63% 12/05/2014 EUR		3,600		(2)		(1)	1
Rate Swap		EURIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive		2.05% 12/02/2014 $	12,800		(58)		(11)	47
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive		2.08% 11/28/2014	1,100		—		—	—
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive		2.10% 12/01/2014	22,200		(111)		(12)	99
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		2.15% 12/01/2014	54,700		(208)		(20)	188
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		2.13% 11/28/2014	11,000		(2)		(3)	(1)
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		2.52% 09/18/2015	26,700		(234)	(265)		(31)
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		2.60% 09/14/2015	32,900		(432)	(280)		152
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		2.03% 11/28/2014	1,600		(1)		(1)	—
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive		2.77% 01/23/2015	10,500		(1)		(2)	(1)
Rate Swap		LIBOR
Total								$(2,646)	$(1,944)		$702

Amounts in thousands

Options

						Upfront Premiums					Unrealized
Written Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - AUD vs USD	AUD	0.89	12/16/2014		3,300,000		$(20)		$(16)		$4
Call - AUD vs USD	AUD	0.90	01/15/2015		4,000,000		(27)		(19)		8
Call - AUD vs USD	AUD	0.89	12/16/2014		3,800,000		(21)		(17)		4
Call - Euro Bund 10 Year Bund Future	EUR	151.00	11/24/2014		73		(19)		(51)		(32)
Call - USD vs BRL		$2.58	11/03/2014		2,500,000		(24)		—		24
Call - USD vs INR		$63.90	01/19/2015		3,900,000		(21)		(16)		5
Call - USD vs INR		$63.50	01/13/2015		4,500,000		(31)		(21)		10
Call - USD vs INR		$63.00	01/07/2015		4,300,000		(48)		(24)		24
Call - USD vs JPY		$107.60	11/10/2014		3,850,000		(16)		(160)		(144)
Call - USD vs JPY		$107.25	11/03/2014		3,850,000		(16)		(172)		(156)
Call - USD vs JPY		$107.85	11/20/2014		3,850,000		(19)		(153)		(134)
Put - AUD vs USD	AUD	0.84	01/15/2015		4,000,000		(23)		(14)		9
Put - AUD vs USD	AUD	0.85	12/16/2014		3,800,000		(19)		(8)		11
Put - AUD vs USD	AUD	0.85	11/21/2014		3,400,000		(17)		—		17
Put - AUD vs USD	AUD	0.86	11/14/2014		3,600,000		(21)		(6)		15
Put - AUD vs USD	AUD	0.86	11/07/2014		3,500,000		(18)		(3)		15
Put - AUD vs USD	AUD	0.86	11/14/2014		6,300,000		(32)		(11)		21

See accompanying notes

				Schedule of Investments
Core Plus Bond Fund I
October 31, 2014

Options (continued)

						Upfront Premiums									Unrealized
Written Options Outstanding		Exercise Price Expiration Date			Contracts			Paid/(Received)				Fair Value		Appreciation/(Depreciation)
Put - EUR vs USD		EUR	1.26	11/07/2014	10,600,000		$			(54)		$(83)			$(29)
Put - Euro Bund 10 Year Bund Future		EUR	146.00	11/24/2014		73				(28)		(1)			27
Put - USD vs INR			$60.00	01/07/2015		4,300,000				(10)		(6)			4
Put - USD vs INR			$60.90	01/19/2015		3,900,000				(21)		(16)			5
Put - USD vs JPY			$97.00	11/11/2014		5,500,000				(8)		—			8
Put - USD vs JPY			$80.00	02/19/2019		1,600,000				(89)		(33)			56
Put - USD vs JPY			$97.00	11/11/2014		3,300,000				(4)		—			4
Put - USD vs JPY			$100.00	07/06/2015	10,900,000					(70)		(41)			29
Put - USD vs JPY			$98.00	11/11/2014		3,300,000				(7)		—			7
Total						$				(683)		$(871)			$(188)

Amounts in thousands except contracts

Credit Default Swaptions

Written Swaptions Outstanding	Counterparty (Issuer)	Reference Entity		Buy/Sell Protection	Exercise Rate	Expiration Date				Notional Amount		Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
Put - 5 Year Credit	Bank of America	CDX. IG.22.5Y		Sell	0.85%	06/20/2019				$9,500		$(11	) $	(2)	$9
Default Swap	NA
Put - 5 Year Credit	Citibank NA	CDX.IG.22.5Y		Sell	0.90%	06/20/2019				8,300		(9)		(1)	8
Default Swap
Put - 5 Year Credit	Citibank NA	CDX.IG.22.5Y		Sell	0.95%	06/20/2019				6,300		(8)		–	8
Default Swap
Put - 5 Year Credit	Goldman Sachs &	CDX. ITRAXX.MAIN Sell			1.10%	12/20/2019			EUR	2,700		(7)		(2)	5
Default Swap	Co	22
Total										$		(35	)$	(5)	$30

Amounts in thousands

Written Capped Options

Description	Counterparty (Issuer)		Strike Index	Exercise Index	Expiration Date			Notional Amount		Upfront Premiums Paid/(Received)		Fair Value			Unrealized Appreciation/(Depreciation)
Floor - US CPI Urban	Citibank NA	$216.69		Max of $0 or (0-	04/07/2020			$12,500			$(111)			$(2)	$109
Consumers NSA Index			(Index Final/Index
				Initial - 1))
Floor - US CPI Urban	Citibank NA	$217.97		Max of $0 or (0-	09/29/2020			5,500			(71)			(1)	70
Consumers NSA Index			(Index Final/Index
				Initial - 1))
Floor - US CPI Urban	Citibank NA	$215.95		Max of $0 or (0-	03/12/2020			5,200			(44)			(1)	43
Consumers NSA Index			(Index Final/Index
				Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG		$ 215.95	Max of $0 or (0-	03/10/2020			1,800			(14)			(1)	13
Consumers NSA Index			(Index Final/Index
				Initial - 1))
Total										$	(240)			$(5)	$235

Amounts in thousands

See accompanying notes

Schedule of Investments
Diversified International Fund
October 31, 2014

COMMON STOCKS - 97.11%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.41%			Chemicals (continued)
WPP PLC	1,152,608	$22,513	Yara International ASA	551,669	$25,333
					$64,732

Aerospace & Defense - 1.14%			Commercial Services - 1.83%
Airbus Group NV	423,237	25,268	Ashtead Group PLC	1,119,477	18,756
Safran SA	397,931	25,202	Cielo SA	667,900	10,968
Thales SA	251,011	12,465	G8 Education Ltd	2,266,590	10,015
		$62,935	Kroton Educacional SA	4,585,200	32,679
			Stantec Inc	231,478	14,666
Agriculture - 2.16%			TAL Education Group ADR(a)	433,715	13,775
British American Tobacco PLC	818,670	46,400			$100,859
ITC Ltd	362,203	2,094
Japan Tobacco Inc	1,536,500	52,424	Computers - 0.72%
KT&G Corp	203,175	17,990	Cap Gemini SA	294,196	19,357
		$118,908	Ingenico	206,206	20,543
					$39,900
Airlines - 0.83%
easyJet PLC	1,162,509	27,934	Cosmetics & Personal Care - 0.04%
Ryanair Holdings PLC ADR(a)	318,300	17,678	Svenska Cellulosa AB SCA	96,608	2,165
		$45,612

Automobile Manufacturers - 2.15%			Distribution & Wholesale - 0.94%
Fuji Heavy Industries Ltd	1,026,000	34,149	Hitachi High-Technologies Corp	583,800	17,835
Toyota Motor Corp	1,401,800	84,356	Mitsui & Co Ltd	2,241,200	33,840
		$118,505			$51,675

Automobile Parts & Equipment - 1.73%			Diversified Financial Services - 2.09%
Bridgestone Corp	821,100	27,439	Macquarie Group Ltd	611,836	33,066
Continental AG	156,736	30,872	Mega Financial Holding Co Ltd	19,085,128	15,829
Georg Fischer AG (a)	14,561	8,410	ORIX Corp	3,049,010	42,321
Valeo SA	257,948	28,924	Paragon Group of Cos PLC/The	1,524,644	8,832
		$95,645	Shinhan Financial Group Co Ltd	321,589	15,136
					$115,184
Banks - 12.64%
Alpha Bank AE (a)	17,702,191	11,540	Electric - 2.81%
Axis Bank Ltd (b)	2,446,005	17,771	Enel SpA	8,060,538	41,188
Bangkok Bank PCL	1,659,100	10,289	Iberdrola SA	6,243,482	44,197
Bank of China Ltd	42,159,300	20,180	Korea Electric Power Corp	646,047	28,359
Bank of Georgia Holdings PLC	254,018	10,418	Tenaga Nasional BHD	10,195,700	41,423
Bank of Montreal	552,600	40,073			$155,167
Commonwealth Bank of Australia	725,217	51,570	Electrical Components & Equipment - 0.80%
Danske Bank A/S	729,795	20,040	Delta Electronics Inc	2,171,000	13,024
DBS Group Holdings Ltd	1,712,003	24,628	Hitachi Ltd	3,985,639	31,317
DNB ASA	2,584,643	47,486
ICICI Bank Ltd ADR	621,635	35,035			$44,341
Malayan Banking Bhd	6,504,800	19,190	Electronics - 2.52%
Mitsubishi UFJ Financial Group Inc	6,516,825	37,988	Hon Hai Precision Industry Co Ltd	9,913,120	31,375
Natixis SA	5,023,831	34,581	Hoya Corp	941,700	33,324
Nordea Bank AB	3,869,053	49,763	Japan Aviation Electronics Industry Ltd	460,200	9,118
Royal Bank of Canada	708,600	50,304	Merry Electronics Co Ltd	2,130,450	8,616
Skandinaviska Enskilda Banken AB	3,428,497	44,037	Minebea Co Ltd	881,985	12,085
Sumitomo Mitsui Financial Group Inc	1,317,200	53,719	Omron Corp	935,400	44,277
Svenska Handelsbanken AB	722,609	34,545			$138,795
Swedbank AB	1,241,839	32,910
Toronto-Dominion Bank/The	1,031,500	50,767	Engineering & Construction - 1.63%
			Acciona SA (a)	137,519	9,611
		$696,834
			ACS Actividades de Construccion y Servicios	603,750	22,410
Beverages - 2.09%			SA
AMBEV SA ADR	3,167,491	21,159	Promotora y Operadora de Infraestructura	793,300	10,943
Anheuser-Busch InBev NV	603,719	66,949	SAB de CV (a)
Asahi Group Holdings Ltd	603,800	18,729	Skanska AB	641,540	13,077
Britvic PLC	780,989	8,515	Vinci SA	590,894	33,727
		$115,352			$89,768

Biotechnology - 0.52%			Entertainment - 0.23%
CSL Ltd	404,268	28,543	OPAP SA	1,067,291	12,930

Building Materials - 0.40%			Food - 2.64%
CSR Ltd	4,331,726	13,258	Aryzta AG (a)	301,986	25,760
Kingspan Group PLC	546,390	8,604	Associated British Foods PLC	454,741	20,069
		$21,862	Greencore Group PLC	2,589,608	10,866
			Gruma SAB de CV (a)	1,203,600	13,222
Chemicals - 1.17%
Givaudan SA (a)	17,994	30,050	Nestle SA	699,993	51,333
Lonza Group AG (a)	84,849	9,349	Saputo Inc	628,200	17,825
			X5 Retail Group NV (a)	350,498	6,424
					$145,499

See accompanying notes

Schedule of Investments
Diversified International Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Forest Products & Paper - 0.67%			Mining - 1.28%
Mondi PLC	1,025,277	$17,328	BHP Billiton Ltd	1,292,047	$38,654
Stora Enso OYJ	2,381,301	19,665	BHP Billiton PLC	1,234,922	31,906
		$36,993			$70,560

Gas - 0.83%			Miscellaneous Manufacturing - 0.93%
Gas Natural SDG SA	1,124,128	32,461	FUJIFILM Holdings Corp	611,600	20,531
Keyera Corp	164,700	13,102	IMI PLC	655,740	12,841
		$45,563	Largan Precision Co Ltd	257,000	18,054

Hand & Machine Tools - 0.20%					$51,426
Fuji Electric Co Ltd	2,568,000	11,282	Office & Business Equipment - 0.51%
			Seiko Epson Corp	611,800	28,390

Healthcare - Products - 1.11%
Coloplast A/S	589,466	51,378	Oil & Gas - 5.95%
Sonova Holding AG	64,199	10,011	Canadian Natural Resources Ltd	1,518,000	52,973
		$61,389	Parex Resources Inc (a)	887,500	8,134
			PetroChina Co Ltd	21,918,000	27,440
Healthcare - Services - 0.32%			Royal Dutch Shell PLC - A Shares	1,051,769	37,571
Ramsay Health Care Ltd	384,364	17,769	Royal Dutch Shell PLC - B Shares	1,447,431	53,476
			Sasol Ltd	677,146	33,813
Home Builders - 1.50%			SK Holdings Co Ltd	67,720	10,615
Barratt Developments PLC	3,902,287	26,233	Statoil ASA	1,043,358	23,878
Persimmon PLC (a)	1,119,660	26,295	Suncor Energy Inc	1,028,900	36,535
Taylor Wimpey PLC	15,979,049	30,353	Total SA	736,463	43,969
		$82,881			$328,404

Home Furnishings - 0.53%			Packaging & Containers - 0.25%
Howden Joinery Group PLC	1,905,713	10,456	Rexam PLC	1,846,807	14,076
Steinhoff International Holdings Ltd	3,654,316	18,695
		$29,151	Pharmaceuticals - 8.23%
Insurance - 5.93%			Actelion Ltd (a)	156,091	18,590
Allianz SE	263,683	41,931	Bayer AG	490,794	70,194
BB Seguridade Participacoes SA	1,506,600	20,101	BTG PLC (a)	1,361,953	16,463
Direct Line Insurance Group PLC	6,195,138	27,405	Grifols SA	31,775	1,298
Hannover Rueck SE	488,868	40,805	Novartis AG	1,136,574	105,477
Legal & General Group PLC	7,645,049	28,335	Novo Nordisk A/S	1,589,015	71,828
Manulife Financial Corp	1,162,000	22,053	Orion OYJ	290,468	9,879
Porto Seguro SA	551,683	6,612	Roche Holding AG	406,471	119,950
Prudential PLC	2,124,676	49,199	Shire PLC	597,406	40,084
Sampo Oyj	1,039,155	49,794			$453,763
Sanlam Ltd	2,885,748	18,235	Real Estate - 4.33%
Standard Life PLC	251,993	1,591	Brookfield Asset Management Inc	1,517,858	74,300
Tokio Marine Holdings Inc	649,600	20,832	Cheung Kong Holdings Ltd	3,296,000	58,512
		$326,893	Deutsche Wohnen AG	455,092	10,272
Internet - 0.93%			GAGFAH SA (a)	578,779	10,824
Tencent Holdings Ltd	2,235,000	35,922	Lend Lease Group	1,703,715	23,762
Vipshop Holdings Ltd ADR(a)	65,988	15,130	Mitsui Fudosan Co Ltd	922,000	29,657
		$51,052	Sun Hung Kai Properties Ltd	1,494,000	22,292
			Wheelock & Co Ltd	1,937,000	9,337
Investment Companies - 0.45%					$238,956
Investor AB	684,127	24,555
			REITS - 0.70%
			Mirvac Group	9,776,408	15,511
Iron & Steel - 0.17%			RioCan Real Estate Investment Trust	496,600	11,698
APERAM (a)	318,212	9,156
			Segro PLC	1,841,305	11,218
					$38,427

Machinery - Construction & Mining - 0.75%			Retail - 3.98%
Mitsubishi Electric Corp	3,216,000	41,466	Alimentation Couche-Tard Inc	2,014,217	68,359
			Cie Financiere Richemont SA	39,809	3,356
Machinery - Diversified - 0.25%			Dollarama Inc	526,400	46,248
Sumitomo Heavy Industries Ltd	2,488,000	13,640	E-Mart Co Ltd	45,779	8,494
			Jumbo SA	560,016	6,141
			Next PLC	257,847	26,619
Media - 1.61%			Pandora A/S	459,291	38,724
Grupo Televisa SAB ADR	556,037	20,095	Poundland Group PLC (a)	2,160,825	10,935
ITV PLC	15,102,766	49,064	Travis Perkins PLC	392,778	10,407
Shaw Communications Inc	756,600	19,428			$219,283
		$88,587
			Semiconductors - 2.52%
Metal Fabrication & Hardware - 0.26%			ams AG	395,175	14,171
Catcher Technology Co Ltd	1,699,000	14,343	ARM Holdings PLC	1,931,687	27,347
			Dialog Semiconductor PLC (a)	337,460	11,653
			Everlight Electronics Co Ltd	124,000	235

See accompanying notes

Schedule of Investments
Diversified International Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Portfolio Summary (unaudited)
					Country	Percent
Semiconductors (continued)					Japan	16.53%
MediaTek Inc	1,091,000		$15,583
SK Hynix Inc (a)	671,027		29,924		Canada	11.61%
					United Kingdom	10.58%
Taiwan Semiconductor Manufacturing Co Ltd	9,210,544		39,927		Switzerland	6.93%
			$138,840		France	5.30%
Shipbuilding - 0.20%					Australia	4.78%
Mitsui Engineering & Shipbuilding Co Ltd	5,141,000		11,176		Germany	4.08%
					Denmark	3.87%
					Sweden	3.66%
Software - 1.11%					Taiwan, Province Of China	2.85%
HCL Technologies Ltd	1,132,227		29,696		United States	2.67%
Tech Mahindra Ltd	353,145		14,477		Korea, Republic Of	2.50%
UBISOFT Entertainment (a)	936,554		16,957
					China	2.45%
			$61,130		Brazil	2.04%
Telecommunications - 7.08%					Spain	1.99%
Belgacom SA	799,812		30,208		India	1.79%
Bezeq The Israeli Telecommunication Corp	2,832,891		4,842		Belgium	1.76%
Ltd					Norway	1.75%
BT Group PLC	8,744,723		51,553		Netherlands	1.65%
China Telecom Corp Ltd	34,230,000		21,820		Hong Kong	1.63%
Freenet AG	86,465		2,269		South Africa	1.59%
Hellenic Telecommunications Organization	896,919		10,130		Finland	1.44%
SA (a)					Ireland	1.41%
KDDI Corp	978,100		64,231		Malaysia	1.34%
Nippon Telegraph & Telephone Corp	906,676		56,412		Mexico	0.81%
NTT DOCOMO Inc	1,400,700		23,624		Italy	0.75%
Orange SA	1,970,176		31,366		Greece	0.73%
SK Telecom Co Ltd	110,022		27,571		Singapore	0.45%
SoftBank Corp	735,700		53,559		Luxembourg	0.37%
Telekom Malaysia Bhd	5,986,800		13,108		Austria	0.26%
			$390,693		Thailand	0.19%
					Georgia	0.19%
Transportation - 3.04%					Russian Federation	0.12%
AP Moeller - Maersk A/S - B shares	13,764		32,119		Israel	0.09%
Canadian National Railway Co	945,500		66,660		Liabilities in Excess of Other Assets, Net	(0.16)%
Canadian Pacific Railway Ltd	225,900		46,988		TOTAL NET ASSETS	100.00%
Deutsche Post AG	564,870		17,788
Seino Holdings Co Ltd	520,000		4,077
			$167,632
TOTAL COMMON STOCKS			$5,355,200
INVESTMENT COMPANIES - 2.67%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.67%
Cash Account Trust - Government & Agency	147,497,450		147,497
Portfolio - DWS Government Cash

TOTAL INVESTMENT COMPANIES			$147,497
PREFERRED STOCKS - 0.38%	Shares Held	Value	(000	's)

Food - 0.38%
Cia Brasileira de Distribuicao	497,400		20,857

TOTAL PREFERRED STOCKS			$20,857
Total Investments			$5,523,554
Liabilities in Excess of Other Assets, Net - (0.16)%				$(8,913)
TOTAL NET ASSETS - 100.00%			$5,514,641

(a) Non-Income Producing Security
(b)			Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$17,771 or 0.32% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Fund
October 31, 2014

COMMON STOCKS - 97.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.27%			Healthcare - Products - 1.86%
Lockheed Martin Corp	361,008	$68,797	Becton Dickinson and Co	332,782	$42,829
Raytheon Co	642,612	66,755	Medtronic Inc	1,005,548	68,538
		$135,552			$111,367

Apparel - 1.30%			Insurance - 6.29%
VF Corp	1,150,112	77,840	ACE Ltd	1,127,248	123,208
			Allstate Corp/The	1,037,466	67,280
			Chubb Corp/The	389,854	38,736
Automobile Manufacturers - 1.09%			MetLife Inc	2,376,389	128,895
PACCAR Inc	999,973	65,318	Swiss Re AG ADR	225,473	18,209
					$376,328

Automobile Parts & Equipment - 2.06%			Machinery - Diversified - 1.97%
Autoliv Inc	623,258	57,178	Deere & Co	1,375,979	117,701
Johnson Controls Inc	1,404,300	66,353
		$123,531
			Media - 0.50%
Banks - 8.99%			Walt Disney Co/The	330,165	30,170
Australia & New Zealand Banking Group Ltd	628,950	18,567
ADR
Bank of Nova Scotia/The	903,319	55,373	Mining - 1.06%
Grupo Financiero Santander Mexico SAB de	1,586,026	21,094	BHP Billiton Ltd ADR	1,064,750	63,289
CV ADR
JP Morgan Chase & Co	1,993,138	120,545	Miscellaneous Manufacturing - 1.76%
M&T Bank Corp	430,369	52,583	3M Co	209,390	32,198
PNC Financial Services Group Inc/The	1,153,096	99,616	Parker-Hannifin Corp	577,243	73,327
US Bancorp/MN	1,828,969	77,914			$105,525
Wells Fargo & Co	1,734,469	92,083
		$537,775	Oil & Gas - 11.30%
			Chevron Corp	655,404	78,616
Beverages - 0.70%			Crescent Point Energy Corp	2,420,911	80,013
Coca-Cola Co/The	1,002,330	41,978	Exxon Mobil Corp	898,552	86,899
			Marathon Oil Corp	1,516,698	53,691
Chemicals - 1.23%			Marathon Petroleum Corp	1,325,260	120,466
Air Products & Chemicals Inc	229,356	30,885	Occidental Petroleum Corp	1,228,790	109,276
EI du Pont de Nemours & Co	615,499	42,562	Royal Dutch Shell PLC - B shares ADR	1,337,398	99,864
		$73,447	Total SA ADR	795,062	47,616
					$676,441
Computers - 3.89%
Apple Inc	1,310,058	141,486	Pharmaceuticals - 13.37%
EMC Corp/MA	2,288,484	65,748	Abbott Laboratories	1,976,275	86,146
International Business Machines Corp	156,800	25,778	AbbVie Inc	1,381,716	87,684
		$233,012	GlaxoSmithKline PLC ADR	1,473,384	67,024
			Johnson & Johnson	594,834	64,111
Distribution & Wholesale - 1.06%			Merck & Co Inc	2,157,583	125,011
Genuine Parts Co	655,084	63,596	Novartis AG ADR	781,950	72,479
			Pfizer Inc	3,295,237	98,692
Diversified Financial Services - 5.31%			Roche Holding AG ADR	2,320,898	85,432
BlackRock Inc	344,008	117,345	Shire PLC ADR	134,900	26,953
Discover Financial Services	1,576,841	100,571	Teva Pharmaceutical Industries Ltd ADR	1,530,350	86,419
FNF Group	3,342,169	99,730			$799,951
		$317,646	Pipelines - 3.07%
Electric - 3.71%			Enterprise Products Partners LP	2,103,357	77,614
NextEra Energy Inc	646,043	64,746	Kinder Morgan Energy Partners LP	309,138	28,997
Northeast Utilities	1,028,593	50,761	Kinder Morgan Inc/DE	1,983,781	76,772
Wisconsin Energy Corp	1,052,919	52,288			$183,383
Xcel Energy Inc	1,620,217	54,229	Private Equity - 1.31%
		$222,024	KKR & Co LP	3,641,357	78,508
Electrical Components & Equipment - 0.40%
Emerson Electric Co	368,724	23,620	REITS - 4.20%
			American Capital Agency Corp	2,743,458	62,386
Electronics - 1.06%			Annaly Capital Management Inc	5,922,429	67,575
Garmin Ltd	404,852	22,461	Digital Realty Trust Inc	1,762,970	121,627
Honeywell International Inc	428,819	41,218			$251,588
		$63,679	Retail - 2.26%
Food - 3.08%			Costco Wholesale Corp	191,817	25,583
Kraft Foods Group Inc	1,018,263	57,379	McDonald's Corp	285,053	26,718
Kroger Co/The	2,280,659	127,056	Starbucks Corp	382,600	28,909
		$184,435	Tiffany & Co	559,959	53,823
					$135,033
Gas - 1.09%
Sempra Energy	590,607	64,967	Semiconductors - 4.19%
			Applied Materials Inc	3,089,549	68,248

See accompanying notes

				Schedule of Investments
				Equity Income Fund
				October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Semiconductors (continued)
Maxim Integrated Products Inc	1,475,721			$43,298
Microchip Technology Inc	1,873,430			80,763
Taiwan Semiconductor Manufacturing Co Ltd	2,665,073			58,685
ADR
				$250,994

Software - 0.85%
Microsoft Corp	1,079,989			50,705

Telecommunications - 1.86%
BCE Inc	1,707,621			75,938
Verizon Communications Inc	707,402			35,547
				$111,485

Toys, Games & Hobbies - 2.37%
Hasbro Inc	1,665,603			95,822
Mattel Inc	1,477,451			45,905
				$141,727

Transportation - 2.08%
Norfolk Southern Corp	444,496			49,179
Union Pacific Corp	308,738			35,953
United Parcel Service Inc	372,550			39,084
				$124,216
TOTAL COMMON STOCKS				$5,836,831
INVESTMENT COMPANIES - 2.31%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.31%
Morgan Stanley Institutional Liquidity Funds -	138,014,985			138,015
Government Portfolio

TOTAL INVESTMENT COMPANIES				$138,015
Total Investments				$5,974,846
Other Assets in Excess of Liabilities, Net - 0.15%				$9,117
TOTAL NET ASSETS - 100.00%				$5,983,963

Portfolio Summary (unaudited)
Sector				Percent
Financial				26.10%
Consumer, Non-cyclical				19.01%
Energy				14.37%
Consumer, Cyclical				10.14%
Industrial				9.54%
Technology				8.93%
Utilities				4.80%
Communications				2.36%
Exchange Traded Funds				2.31%
Basic Materials				2.29%
Other Assets in Excess of Liabilities, Net				0.15%
TOTAL NET ASSETS				100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

COMMON STOCKS - 31.07%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 0.49%			Distribution & Wholesale (continued)
BBA Aviation PLC	3,157,192	$17,872	Mitsui & Co Ltd	722,600	$10,911
L-3 Communications Holdings Inc	136,349	16,561			$25,348
Lockheed Martin Corp	63,091	12,023	Diversified Financial Services - 0.32%
Raytheon Co	20,869	2,168	Aircastle Ltd	87,174	1,663
		$48,624	Arlington Asset Investment Corp	51,096	1,399
Agriculture - 0.28%			Coronation Fund Managers Ltd	132,135	1,144
Altria Group Inc	241,891	11,693	Home Loan Servicing Solutions Ltd	88,799	1,706
Imperial Tobacco Group PLC	368,973	16,029	Ichiyoshi Securities Co Ltd	65,100	772
		$27,722	Kyokuto Securities Co Ltd	53,900	911
			Macquarie Group Ltd	132,139	7,141
Airlines - 0.01%			ORIX Corp	917,300	12,732
Air New Zealand Ltd	656,618	1,039	Tokai Tokyo Financial Holdings Inc	229,700	1,558
Global Aviation Holdings Inc (a),(b),(c)	254,946	—	Urban & Civic PLC (a)	646,938	2,316
		$1,039			$31,342

Banks - 1.34%			Electric - 4.97%
Banca Generali SpA	62,861	1,668	AES Corp/VA	732,135	10,301
Bank Negara Indonesia Persero Tbk PT	8,230,500	4,057	Alliant Energy Corp	91,450	5,662
Bank of Montreal	134,744	9,771	Ameren Corp	61,714	2,613
Commonwealth Bank of Australia	159,362	11,332	AusNet Services	3,133,233	3,788
FirstRand Ltd	2,239,327	9,592	Avista Corp	293,551	10,406
Huntington Bancshares Inc/OH	506,223	5,017	China Power International Development Ltd	5,720,000	2,584
JP Morgan Chase & Co (d)	107,863	6,524	Dominion Resources Inc/VA	355,000	25,311
KeyCorp	336,927	4,447	DTE Energy Co (d)	310,000	25,470
Natixis SA	897,283	6,176	DUET Group	8,498,234	18,395
Royal Bank of Canada	225,074	15,978	Duke Energy Corp	435,200	35,752
Skandinaviska Enskilda Banken AB	587,738	7,549	E.ON SE	497,035	8,569
Sumitomo Mitsui Financial Group Inc	306,100	12,484	Entergy Corp (d)	200,000	16,804
Susquehanna Bancshares Inc	104,798	1,028	Exelon Corp	982,184	35,938
Toronto-Dominion Bank/The	286,800	14,115	FirstEnergy Corp	334,494	12,490
Wells Fargo & Co (d)	377,934	20,065	Hera SpA	485,943	1,280
Westpac Banking Corp	106,178	3,259	Huadian Power International Corp Ltd	2,266,000	1,731
		$133,062	Iberdrola SA	2,976,811	21,073
Beverages - 0.10%			Infraestructura Energetica Nova SAB de CV	46,500	284
			Integrys Energy Group Inc (d)	160,000	11,629
Dr Pepper Snapple Group Inc	143,482	9,936
			Iren SpA	600,875	726
			ITC Holdings Corp (d)	1,003,202	39,737
Biotechnology - 0.03%			NextEra Energy Inc (d)	240,000	24,053
PDL BioPharma Inc	291,135	2,483	Northeast Utilities (d)	497,658	24,559
			NRG Yield Inc	50,000	2,498
Building Materials - 0.01%			PG&E Corp	420,645	21,167
CSR Ltd	324,479	993	PGE SA	1,337,951	8,778
			Pinnacle West Capital Corp (d)	125,000	7,684
			Portland General Electric Co	200,000	7,282
Chemicals - 0.24%			Power Assets Holdings Ltd	638,500	6,165
China Sanjiang Fine Chemicals Co Ltd	1,802,000	894	PPL Corp (d)	1,101,914	38,556
Grand Pacific Petrochemical	1,027,000	492	Public Service Enterprise Group Inc	146,233	6,041
Potash Corp of Saskatchewan Inc	383,700	13,097	SCANA Corp (d)	410,000	22,505
Toagosei Co Ltd	303,000	1,324	SSE PLC	1,118,195	28,660
Yara International ASA	165,153	7,584	TECO Energy Inc	150,000	2,941
		$23,391	Westar Energy Inc	73,116	2,764
Commercial Services - 1.07%					$494,196
Abertis Infraestructuras SA	610,709	12,735	Electrical Components & Equipment - 0.01%
ABM Industries Inc	50,153	1,386	Kung Long Batteries Industrial Co Ltd	306,000	1,029
Atlantia SpA	1,328,028	31,364
CCR SA	928,000	6,910
G8 Education Ltd	306,924	1,356	Electronics - 0.12%
Jiangsu Expressway Co Ltd	8,392,000	9,374	Boardtek Electronics Corp	808,000	997
			Delta Electronics Thailand PCL (c)	536,100	1,064
RR Donnelley & Sons Co	111,342	1,943
Transurban Group	5,839,793	41,824	Hu Lane Associate Inc	456,000	1,596
		$106,892	Omron Corp	181,400	8,587
					$12,244
Computers - 0.26%
Lenovo Group Ltd	8,758,000	12,909	Energy - Alternate Sources - 0.03%
Lexmark International Inc	237,481	10,250	NextEra Energy Partners LP	5,000	183
Seagate Technology PLC	22,522	1,415	Pattern Energy Group Inc	96,421	2,775
Tieto OYJ	50,941	1,292			$2,958
		$25,866	Engineering & Construction - 0.65%
Distribution & Wholesale - 0.25%			ACS Actividades de Construccion y Servicios	287,586	10,674
ITOCHU Corp	869,600	10,512	SA
Marubeni Corp	610,500	3,925	Alion Science and Technology Corp -	7,750	—
			Warrants (a),(b),(c)
			Boskalis Westminster NV	72,835	3,886

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Insurance (continued)
Ferrovial SA	67,814	$1,386	Powszechny Zaklad Ubezpieczen SA	58,522	$8,781
Flughafen Zuerich AG (b)	11,957	7,619	Prudential Financial Inc	44,000	3,896
Fraport AG Frankfurt Airport Services	174,108	10,788	Sanlam Ltd	1,466,771	9,269
Worldwide			Sun Life Financial Inc	168,700	6,001
Grupo Aeroportuario del Centro Norte Sab de	250,500	1,243	Travelers Cos Inc/The	86,765	8,746
CV (a)			Validus Holdings Ltd	61,793	2,458
NCC AB	334,454	9,838	Zurich Insurance Group AG (a)	32,123	9,721
Vinci SA	342,809	19,567			$97,692

		$65,001	Investment Companies - 0.06%
Entertainment - 0.03%			Apollo Investment Corp	174,505	1,440
GTECH SpA	47,053	1,097	Medley Capital Corp	113,597	1,320
Regal Entertainment Group	88,270	1,955	New Mountain Finance Corp	99,794	1,465
		$3,052	TICC Capital Corp	160,025	1,403

Food - 0.06%					$5,628
Kesko OYJ	64,768	2,456	Leisure Products & Services - 0.02%
Marine Harvest ASA	92,645	1,312	Ardent Leisure Group	700,000	1,917
Metcash Ltd	434,191	1,085

Nutrisystem Inc	91,851	1,547	Leisure Time - 0.05%
		$6,400	Travelport Worldwide Ltd (a),(b)	333,027	4,812
Forest Products & Paper - 0.04%
Mondi PLC	79,479	1,343	Machinery - Construction & Mining - 0.04%
Stora Enso OYJ	161,881	1,337	Mitsubishi Electric Corp	274,000	3,533
Western Forest Products Inc	516,600	1,063
		$3,743
			Media - 0.31%
Gas - 1.47%			Charter Communications Inc (a)	17,000	2,692
AGL Resources Inc	42,809	2,308	HMH Holdings Inc (a)	360,119	7,206
Atmos Energy Corp	184,639	9,786	Liberty Global PLC - C Shares (a)	10,000	445
ENN Energy Holdings Ltd	522,000	3,387	Shaw Communications Inc	395,700	10,161
Gas Natural SDG SA	216,568	6,254	Time Warner Cable Inc	70,000	10,305
National Grid PLC ADR (d)	115,000	8,555
					$30,809
National Grid PLC	2,998,922	44,503
NiSource Inc (d)	260,499	10,957	Mining - 0.27%
ONE Gas Inc	150,000	5,692	BHP Billiton Ltd	326,823	9,777
Rubis SCA	367,607	21,630	Boliden AB	389,457	6,437
Sempra Energy	115,000	12,650	Mirabela Nickel Ltd (a)	26,307,311	1,690
Snam SpA	2,311,965	12,502	Rio Tinto Ltd	176,252	9,412
South Jersey Industries Inc (d)	12,500	733			$27,316
Vectren Corp	36,203	1,627
Western Gas Equity Partners LP (b),(d)	98,577	6,084	Miscellaneous Manufacturing - 0.14%
			Siemens AG	72,471	8,174
		$146,668	SPX Corp	56,888	5,393
Healthcare - Products - 0.02%					$13,567
Fisher & Paykel Healthcare Corp Ltd	372,448	1,628	Office & Business Equipment - 0.10%
			Seiko Epson Corp	32,700	1,518
Healthcare - Services - 0.11%			Xerox Corp	598,733	7,951
HealthSouth Corp	121,985	4,920			$9,469
Select Medical Holdings Corp	92,025	1,327
WellPoint Inc	37,950	4,808	Office Furnishings - 0.01%
		$11,055	Steelcase Inc	75,292	1,334

Holding Companies - Diversified - 0.24%
Cengage Learning Holdings II LP (a)	34,465	965	Oil & Gas - 1.56%
			Baytex Energy Corp	27,600	843
China Merchants Holdings International Co	7,148,000	22,595	Bonterra Energy Corp	37,349	1,679
Ltd			BP PLC ADR	80,000	3,477
		$23,560	Chevron Corp (d)	102,795	12,330
Home Builders - 0.14%			ConocoPhillips (d)	302,791	21,846
Berkeley Group Holdings PLC	57,296	2,096	Eni SpA	365,248	7,782
Galliford Try PLC	51,519	1,008	Exxon Mobil Corp (d)	190,942	18,466
Iida Group Holdings Co Ltd	138,700	1,541	Hess Corp	13,000	1,103
Persimmon PLC (a)	397,088	9,326	Marathon Oil Corp	261,209	9,247
		$13,971	Occidental Petroleum Corp	50,000	4,446
			PBF Energy Inc	375,181	9,781
Insurance - 0.98%			Royal Dutch Shell PLC ADR	100,000	7,179
AXA SA	673,005	15,545	Royal Dutch Shell PLC - A Shares	203,592	7,273
Beazley PLC	376,266	1,580	Royal Dutch Shell PLC - B Shares	442,138	16,335
Challenger Ltd/Australia	215,797	1,327	Statoil ASA	377,358	8,636
Direct Line Insurance Group PLC	1,771,790	7,838	Total SA	149,297	8,914
Hannover Rueck SE	53,935	4,502	Valero Energy Corp	138,228	6,924
Horace Mann Educators Corp	86,892	2,642	Valero Energy Partners LP (b)	158,463	6,766
Insurance Australia Group Ltd	2,413,864	13,958	Vermilion Energy Inc	13,996	794
Old Republic International Corp	96,652	1,428

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)			REITS - 3.86%
Whitecap Resources Inc	134,340	$1,739	AEON REIT Investment Corp	815	$1,026
		$155,560	Agree Realty Corp	128,140	3,922
			AIMS AMP Capital Industrial REIT	975,150	1,131
Oil & Gas Services - 0.01%			Alexandria Real Estate Equities Inc	49,620	4,118
BW Offshore Ltd	1,034,081	1,270	Altarea SCA	18,100	3,040
			American Realty Capital Properties Inc	396,216	3,514
Pharmaceuticals - 1.01%			American Tower Corp	100,000	9,750
AbbVie Inc	504,478	32,014	Apartment Investment & Management Co	134,390	4,810
Merck & Co Inc	419,233	24,291	Ascendas Real Estate Investment Trust	878,000	1,525
Novartis AG	102,731	9,534	Ashford Hospitality Trust Inc (d)	168,350	1,902
Pfizer Inc (d)	837,473	25,082	Assura Group Ltd	11,008,192	8,763
Recordati SpA	70,912	1,227	Astro Japan Property Group (b)	950,051	3,688
Roche Holding AG	27,770	8,195	Australian Industrial REIT	459,167	832
		$100,343	Aviv REIT Inc	111,643	3,766
			Boston Properties Inc (d)	55,177	6,994
Pipelines - 5.40%			Brandywine Realty Trust	92,827	1,432
Access Midstream Partners LP (d)	210,462	13,110	Camden Property Trust (d)	46,519	3,567
Buckeye Partners LP (d)	356,435	26,875	Campus Crest Communities Inc (d)	356,981	2,263
DCP Midstream Partners LP (b),(d)	298,337	15,797
			Canadian Apartment Properties REIT	150,231	3,332
Enbridge Energy Partners LP	176,603	6,370	CapitaCommercial Trust	2,150,000	2,796
Enbridge Inc	126,055	5,965	CBL & Associates Properties Inc	253,770	4,855
Energy Transfer Equity LP (d)	672,949	39,273
			Colony Financial Inc	272,693	6,076
EnLink Midstream Partners LP	149,881	4,496	Crown Castle International Corp	150,535	11,760
Enterprise Products Partners LP (d)	1,533,270	56,578	CubeSmart (d)	178,040	3,748
Genesis Energy LP (d)	212,915	10,216	CYS Investments Inc (d)	176,793	1,579
Magellan Midstream Partners LP (b),(d)	561,122	45,939
			Daiwa Office Investment Corp	433	2,329
MarkWest Energy Partners LP (d)	290,599	20,356	DCT Industrial Trust Inc (d)	326,370	2,797
MPLX LP (b),(d)	201,496	13,436
			DDR Corp	245,530	4,454
Oiltanking Partners LP (b),(d)	253,496	11,554	Digital Realty Trust Inc (b)	99,020	6,831
ONEOK Inc	270,703	15,955	Duke Realty Corp	781,270	14,813
Pembina Pipeline Corp	281,580	11,682	Education Realty Trust Inc	384,691	4,332
Phillips 66 Partners LP	106,256	7,405	EPR Properties (d)	125,261	7,028
Plains All American Pipeline LP (b),(d)	749,784	42,250	Equity One Inc (d)	205,872	4,941
Plains GP Holdings LP	126,219	3,620	Equity Residential	53,046	3,690
Regency Energy Partners LP (d)	370,889	11,127	Essex Property Trust Inc (d)	23,459	4,733
Shell Midstream Partners LP (a)	131,319	4,424
			Eurocommercial Properties NV	44,000	2,009
Spectra Energy Corp	512,209	20,043	Federation Centres	2,246,617	5,395
Sunoco Logistics Partners LP (b),(d)	780,251	37,241
Targa Resources Partners LP (d)	146,606	8,955	Fortune Real Estate Investment Trust	1,475,000	1,346
Tesoro Logistics LP (b),(d)	339,960	19,140	Frasers Commercial Trust	2,517,000	2,782
			General Growth Properties Inc	106,930	2,771
TransCanada Corp	558,798	27,542	Geo Group Inc/The	206,191	8,235
TransCanada Corp (d)	20,000	986
Western Gas Partners LP (b),(d)	237,965	16,634	Granite Real Estate Investment Trust	24,900	918
			Great Portland Estates PLC	211,548	2,328
Williams Cos Inc/The (d)	541,418	30,054	Hospitality Properties Trust (d)	128,710	3,811
Williams Partners LP	200,000	10,310	Host Hotels & Resorts Inc	770,012	17,949
		$537,333	ICADE	50,000	3,979
			Industria REIT (b)	1,500,374	2,635
Publicly Traded Investment Fund - 0.01%
THL Credit Inc	97,482	1,254	Japan Hotel REIT Investment Corp	6,200	3,845
			Japan Logistics Fund Inc	600	1,348
			Kenedix Office Investment Corp	824	4,406
Real Estate - 0.70%			Kenedix Residential Investment Corp	935	2,450
Agile Property Holdings Ltd	2,086,000	1,176	Keppel REIT	1,618,000	1,538
Agile Property Holdings Ltd - Rights (a)	260,750	17	Kite Realty Group Trust	46,730	1,210
Atrium European Real Estate Ltd (a),(b)	327,000	1,713	Klepierre	97,000	4,198
Citycon OYJ	885,102	2,868	Land Securities Group PLC	341,856	6,066
Croesus Retail Trust	7,066,000	5,168	Lexington Realty Trust	138,816	1,521
Deutsche Annington Immobilien SE	95,000	2,750	Liberty Property Trust (d)	162,245	5,641
Fabege AB	250,900	3,221	Link REIT/The	2,046,500	12,035
Hyprop Investments Ltd	216,497	1,890	Londonmetric Property PLC	200,000	472
Kerry Properties Ltd	510,000	1,749	Medical Properties Trust Inc	394,070	5,316
Mitsubishi Estate Co Ltd	441,200	11,239	Mirvac Group	1,833,543	2,909
Mitsui Fudosan Co Ltd	321,400	10,338	Nomura Real Estate Master Fund Inc	2,794	3,378
New World Development Co Ltd	2,463,000	3,096	NorthStar Realty Finance Corp	100,165	1,861
Nomura Real Estate Holdings Inc	145,800	2,577	Prologis Inc	199,250	8,299
Religare Health Trust	4,335,000	3,325	Public Storage (d)	16,597	3,059
Shenzhen Investment Ltd	6,196,000	1,790	Pure Industrial Real Estate Trust	350,000	1,385
Shimao Property Holdings Ltd	1,926,500	4,146	RLJ Lodging Trust	98,915	3,187
Sponda OYJ	782,145	3,581	Sabra Health Care REIT Inc	174,280	4,979
Sun Hung Kai Properties Ltd	459,400	6,855	Saul Centers Inc	36,500	2,006
Sun Hung Kai Properties Ltd - Warrants (a),(b)	20,533	45	Segro PLC	211,276	1,287
Wheelock & Co Ltd	250,000	1,205	Simon Property Group Inc (d)	118,357	21,211
WP Carey Inc	19,607	1,328	SL Green Realty Corp	17,180	1,988
		$70,077	Spring Real Estate Investment Trust	12,748,000	5,912

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)			Telecommunications (continued)
STAG Industrial Inc	135,713	$3,311	Vodafone Group PLC ADR	33,000		$1,096
Stockland	1,560,000	5,833				$172,507
Summit Hotel Properties Inc	578,340	6,732
Sun Communities Inc	146,460	8,490	Transportation - 1.05%
Vastned Retail NV	86,000	3,927	AP Moeller - Maersk A/S - B shares	1,710		3,990
Ventas Inc	150,000	10,277	Asciano Ltd	2,139,310		11,834
			CEVA Group PLC (a)	123		117
Vornado Realty Trust	74,390	8,144
Washington Prime Group Inc (d)	144,103	2,541	Deutsche Post AG	127,212		4,006
Wereldhave NV	60,000	4,919	East Japan Railway Co	80,000		6,248
Westfield Corp	930,000	6,535	Groupe Eurotunnel SA	1,227,942		15,520
Workspace Group PLC	160,000	1,684	Hutchison Port Holdings Trust	15,044,939		10,159
		$384,195	Kamigumi Co Ltd	812,000		7,829
			Koninklijke Vopak NV	158,785		7,963
Retail - 0.42%			Norfolk Southern Corp	67,020		7,415
Abercrombie & Fitch Co	142,948	4,786	Union Pacific Corp (d)	248,964		28,992
ANTA Sports Products Ltd	590,000	1,158				$104,073
Aoyama Trading Co Ltd	79,400	1,888
GameStop Corp	38,965	1,666	Water - 0.42%
Home Depot Inc/The	118,736	11,579	Aguas Andinas SA	15,488,880		9,340
			American Water Works Co Inc (d)	189,000		10,087
Lowe's Cos Inc	182,131	10,418
Macy's Inc	130,122	7,524	Cia de Saneamento Basico do Estado de Sao	1,273,044		9,879
Man Wah Holdings Ltd	396,400	593	Paulo ADR
Superior Plus Corp	71,700	777	Guangdong Investment Ltd	3,118,000		4,102
Wendy's Co/The	123,206	988	Suez Environnement Co	467,338		7,873
		$41,377				$41,281
			TOTAL COMMON STOCKS			$3,090,939
Savings & Loans - 0.02%			INVESTMENT COMPANIES - 3.25%	Shares Held	Value	(000	's)
New York Community Bancorp Inc	72,558	1,157
Provident Financial Services Inc	69,396	1,265	Publicly Traded Investment Fund - 3.25%
		$2,422	JP Morgan Prime Money Market Fund	171,043,430		171,043
			Morgan Stanley Institutional Liquidity Funds -	151,880,771		151,881
Semiconductors - 0.28%			Government Portfolio
Holtek Semiconductor Inc	972,000	1,653				$322,924
Intel Corp	614,168	20,888	TOTAL INVESTMENT COMPANIES			$322,924
Intersil Corp	183,679	2,441	PREFERRED STOCKS - 2.86%	Shares Held	Value	(000	's)
King Yuan Electronics Co Ltd	3,200,000	2,535
		$27,517	Banks - 0.93%
			AgriBank FCB	33,000		3,387
Shipbuilding - 0.01%			Bank of America Corp 6.63%; Series I	18,146		468
Yangzijiang Shipbuilding Holdings Ltd	1,296,000	1,141	Bank of New York Mellon Corp/The	73,500		1,752
			Barclays Bank PLC 8.13%	169,800		4,383
Software - 0.28%			Citigroup Inc 6.88%; Series K	163,700		4,381
Microsoft Corp	594,642	27,918	Citigroup Inc 7.13%; Series J	223,000		6,034
			Deutsche Bank Contingent Capital Trust II	366,970		9,508
			Fifth Third Bancorp	209,585		5,686
Storage & Warehousing - 0.04%			GMAC Capital Trust I	207,000		5,533
Safestore Holdings PLC	1,318,258	4,391	Goldman Sachs Group Inc/The	32,200		771
			HSBC Holdings PLC 8.00%	13,300		356
Telecommunications - 1.73%			HSBC USA Inc 2.86%	214,384		10,632
AT&T Inc	60,000	2,090	HSBC USA Inc 4.50%	86,343		2,165
BCE Inc (d)	490,000	21,790	ING Groep NV 6.13%	146,000		3,666
Belgacom SA	139,754	5,278	JP Morgan Chase & Co	34,800		804
Bezeq The Israeli Telecommunication Corp	758,273	1,296	Lloyds Banking Group PLC	64,850		1,702
Ltd			Morgan Stanley	4,021		110
BT Group PLC	1,090,000	6,426	PNC Financial Services Group Inc/The	234,700		6,393
BT Group PLC ADR	20,000	1,180	Royal Bank of Scotland Group PLC 5.75%;	218,454		5,127
CenturyLink Inc (d)	280,000	11,614	Series L
Cleveland Unlimited Inc - Warrants (a),(b),(c)	2,756	11	State Street Corp 5.25%; Series C	273,512		6,676
Consolidated Communications Holdings Inc	47,711	1,236	State Street Corp 5.90%; Series D	65,000		1,696
Eutelsat Communications SA	373,512	12,109	TCF Financial Corp	48,227		1,291
Freenet AG	77,782	2,041	US Bancorp/MN - Series G	366,691		9,923
KDDI Corp	155,400	10,205	Wells Fargo & Co 6.63%	1,861		52
Nippon Telegraph & Telephone Corp	274,500	17,079				$92,496
NTELOS Holdings Corp	68,054	686	Diversified Financial Services - 0.03%
NTT DOCOMO Inc	939,900	15,852	Affiliated Managers Group Inc 5.25%	45,485		1,161
Orange SA	563,125	8,965	Affiliated Managers Group Inc 6.38%	42,255		1,101
PCCW Ltd	2,285,000	1,453	General Electric Capital Corp 4.70%	1,217		29
Rogers Communications Inc	163,400	6,144	General Electric Capital Corp 4.88%	31,317		778
SK Telecom Co Ltd	31,709	7,946	Morgan Stanley Capital Trust V	2,003		51
TDC A/S	154,321	1,179				$3,120
Telekom Malaysia Bhd	2,240,200	4,905
Telstra Corp Ltd	1,972,545	9,816	Electric - 0.31%
Verizon Communications Inc (d)	440,000	22,110	Duke Energy Corp	19,669		477
			Entergy Arkansas Inc 4.90%	17,312		411

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

PREFERRED STOCKS (continued)	Shares Held Value (000's)			PREFERRED STOCKS (continued)	Shares Held Value (000's)

Electric (continued)				Transportation - 0.18%
Entergy Arkansas Inc 5.75%	77,527	$1,972		CEVA Group PLC (a)		267	$254
Entergy Louisiana LLC 4.70%	203,100	4,511		Seaspan Corp		704,000	17,952
Entergy Louisiana LLC 5.88%	11,790	302					$18,206
Entergy New Orleans Inc	56,900	1,376		TOTAL PREFERRED STOCKS			$284,662
Integrys Energy Group Inc	81,123	2,119			Principal
Interstate Power & Light Co	102,658	2,577	BONDS	- 56.77%	Amount (000's) Value (000's)
NextEra Energy Capital Holdings Inc - Series	360,617	8,175
I				Advertising - 0.44%
PPL Capital Funding Inc	50,000	1,217		Alliance Data Systems Corp
				5.38%, 08/01/2022(e)		$13,300	$13,500
SCANA Corp	5,427	138
Southern California Edison Co	80,000	8,153		MDC Partners Inc
				6.75%, 04/01/2020(e)		20,800	21,580
		$31,428
				Sitel LLC / Sitel Finance Corp
Hand & Machine Tools - 0.01%				11.00%, 08/01/2017 (e)		8,000	8,240
Stanley Black & Decker Inc	36,230	915					$43,320

				Aerospace & Defense - 0.26%
Insurance - 0.74%				Finmeccanica Finance SA
Aegon NV 6.38%	331,071	8,452		4.50%, 01/19/2021	EUR	3,600	4,780
Aflac Inc	277,742	6,888		GenCorp Inc
Allstate Corp/The 6.63%; Series E	122,903	3,237		7.13%, 03/15/2021		$3,800	4,037
Allstate Corp/The 6.75%; Series C	43,714	1,180		LMI Aerospace Inc
American Financial Group Inc/OH 5.75%	23,178	574		7.38%, 07/15/2019(e)		2,850	2,850
American Financial Group Inc/OH 6.38%	23,903	627		TransDigm Inc
American Financial Group Inc/OH 7.00%	34,705	910		5.50%, 10/15/2020		9,945	9,945
Arch Capital Group Ltd	92,770	2,481		6.00%, 07/15/2022		2,540	2,569
Aspen Insurance Holdings Ltd 5.95%	412,037	10,659		6.50%, 07/15/2024		1,900	1,957
Aspen Insurance Holdings Ltd 7.25%	132,920	3,518					$26,138
Axis Capital Holdings Ltd 6.88%	141,123	3,761
Delphi Financial Group Inc 7.38%	291,374	7,239		Agriculture - 0.25%
Hartford Financial Services Group Inc/The	161,051	4,877		Vector Group Ltd
PartnerRe Ltd 7.25%	149,437	4,092		7.75%, 02/15/2021		22,626	24,521
Protective Life Corp 6.25%	142,753	3,705
Prudential PLC 6.75%	2,800	72		Automobile Manufacturers - 0.22%
Reinsurance Group of America Inc	40,000	1,117		CNH Industrial Finance Europe SA
RenaissanceRe Holdings Ltd - Series E	43,871	1,009		6.25%, 03/09/2018	EUR	2,200	3,087
Torchmark Corp	120,550	3,023		Fiat Chrysler Finance Europe
WR Berkley Corp	32,214	777		6.75%, 10/14/2019		2,100	3,007
XLIT Ltd	6,623	5,522		7.75%, 10/17/2016		2,550	3,515
		$73,720		Jaguar Land Rover Automotive PLC
				4.25%, 11/15/2019(e)		$2,800	2,814
Media - 0.03%
Comcast Corp	103,036	2,620		8.25%, 03/15/2020	GBP	500	878
				Peugeot SA
				6.50%, 01/18/2019	EUR	3,300	4,727
REITS - 0.28%				Renault SA
Digital Realty Trust Inc - Series E	40,632	1,052		3.13%, 03/05/2021		2,750	3,663
Digital Realty Trust Inc - Series F	10,506	265					$21,691
Digital Realty Trust Inc - Series H	4,675	125
Equity Residential	20,702	1,289		Automobile Parts & Equipment - 0.16%
Kimco Realty Corp 5.50%	112,037	2,650		Gestamp Funding Luxembourg SA
Kimco Realty Corp 6.00%	3,000	76		5.88%, 05/31/2020		3,300	4,351
National Retail Properties Inc	80,925	2,102		GKN Holdings PLC
Prologis Inc - Series Q	92,034	5,830		5.38%, 09/19/2022	GBP	400	719
PS Business Parks Inc - Series R	111,763	2,884		Metalsa SA de CV
Public Storage Inc 5.20%; Series W	61,717	1,418		4.90%, 04/24/2023(e)		$2,083	2,000
Public Storage Inc 6.00%; Series Z	31,149	785		Samvardhana Motherson Automotive Systems
Public Storage Inc 6.38%; Series Y	22,057	570		Group BV
Realty Income Corp - Series F	99,799	2,692		4.13%, 07/15/2021	EUR	2,600	3,161
Ventas Realty LP / Ventas Capital Corp	53,425	1,316		Schaeffler Holding Finance BV
Vornado Realty Trust - Series J	165,424	4,466		5.75%, PIK 5.75%, 11/15/2021 (e),(f)		2,550	3,299
		$27,520		6.88%, PIK 7.63%, 08/15/2018 (f)		2,052	2,700
							$16,230
Savings & Loans - 0.02%
First Niagara Financial Group Inc	71,800	2,003	Banks	- 1.71%
				Abbey National Capital Trust I
				8.96%, 12/31/2049		$2,300	2,947
Telecommunications - 0.33%				ABN AMRO Bank NV
Centaur Funding Corp 9.08% (e)	11,900	14,934		6.25%, 09/13/2022(g)		2,000	2,188
Qwest Corp 7.00%	60,104	1,542		Alfa Bank OJSC Via Alfa Bond Issuance
Qwest Corp 7.38%	165,676	4,370		PLC
Qwest Corp 7.50%	168,725	4,505		7.50%, 09/26/2019(e)		4,265	4,217
Telephone & Data Systems Inc 6.88%	25,608	645		Banco do Brasil SA/Cayman
Telephone & Data Systems Inc 7.00%	151,457	3,862		6.25%, 12/29/2049(e),(g)		3,000	2,355
Verizon Communications Inc	107,169	2,776		Bancolombia SA
		$32,634		5.13%, 09/11/2022		3,696	3,770

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Building Materials (continued)
Bank of America Corp				Cemex Finance LLC
6.25%, 09/29/2049 (g)	$4,600	$4,594		9.38%, 10/12/2022(e)		$2,347	$2,705
8.13%, 12/29/2049 (g)	2,117	2,297		Cemex SAB de CV
Barclays PLC				7.25%, 01/15/2021(e)		861	929
6.63%, 06/29/2049 (g)	1,961	1,877		Grupo Isolux Corsan Finance BV
8.25%, 12/29/2049 (g)	4,000	4,130		6.63%, 04/15/2021	EUR	1,300	1,564
BBVA Bancomer SA/Texas				HeidelbergCement Finance Luxembourg SA
6.75%, 09/30/2022 (e)	1,615	1,829		7.50%, 04/03/2020		3,850	6,047
BNP Paribas SA				9.50%, 12/15/2018		1,150	1,860
7.20%, 06/29/2049 (e)	1,300	1,499		Kerneos Corporate SAS
BPCE SA				5.75%, 03/01/2021		2,200	2,743
13.00%, 08/29/2049	1,581	1,726		Lafarge SA
Cadence Financial Corp				4.75%, 09/30/2020		3,800	5,548
4.88%, 06/28/2019 (b),(e)	3,500	3,517		Norbord Inc
Citigroup Inc				5.38%, 12/01/2020(e)		$2,500	2,456
6.30%, 12/29/2049 (g)	6,500	6,459					$29,696
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands				Chemicals - 0.63%
11.00%, 12/29/2049 (e),(g)	11,115	14,505		Axalta Coating Systems US Holdings Inc /
Corestates Capital III				Axalta Coating Systems Dutch Holding B
0.80%, 02/15/2027 (e),(g)	500	435		5.75%, 02/01/2021	EUR	3,980	5,207
Credit Agricole SA				Braskem America Finance Co
				7.13%, 07/22/2041(e)		$600	612
8.38%, 12/31/2049 (e),(g)	1,900	2,202
Credit Suisse Group AG				Braskem Finance Ltd
6.25%, 12/29/2049 (e),(g)	7,200	7,002		5.75%, 04/15/2021		1,988	2,077
				7.38%, 10/29/2049(e)		1,533	1,586
7.50%, 12/29/2049 (e),(g)	1,000	1,063
Development Bank of Kazakhstan JSC				Celanese US Holdings LLC
5.50%, 12/20/2015	200	207		3.25%, 10/15/2019	EUR	1,400	1,789
First Hawaiian Capital I				EuroChem Mineral & Chemical Co OJSC via
8.34%, 07/01/2027	2,000	2,028		EuroChem GI Ltd
				5.13%, 12/12/2017(e)		$1,550	1,519
Goldman Sachs Group Inc/The
5.70%, 12/29/2049 (g)	2,000	2,045		Huntsman International LLC
HSBC Capital Funding LP/Jersey				5.13%, 04/15/2021	EUR	2,700	3,524
10.18%, 12/29/2049 (e),(g)	4,000	5,970		INEOS Group Holdings SA
HSBC USA Capital Trust I				5.75%, 02/15/2019		3,900	4,865
7.81%, 12/15/2026 (e)	300	304		Mexichem SAB de CV
				5.88%, 09/17/2044(e)		$4,227	4,227
HSBC USA Capital Trust II
8.38%, 05/15/2027 (e)	1,980	2,006		Nexeo Solutions LLC / Nexeo Solutions
Itau Unibanco Holding SA/Cayman Island				Finance Corp
5.65%, 03/19/2022 (e)	1,100	1,129		8.38%, 03/01/2018		2,290	2,244
JP Morgan Chase & Co				OCP SA
				5.63%, 04/25/2024(e)		1,958	2,054
6.13%, 12/29/2049 (g)	5,500	5,486
6.75%, 01/29/2049 (g)	13,700	14,434		Sinochem Offshore Capital Co Ltd
				3.25%, 04/29/2019(e)		10,603	10,762
KeyCorp Capital III
7.75%, 07/15/2029	795	971		SPCM SA
				6.00%, 01/15/2022(e)		4,100	4,305
M&T Bank Corp
6.45%, 12/29/2049 (g)	535	570		TPC Group Inc
				8.75%, 12/15/2020(e)		16,665	17,436
Morgan Stanley
5.45%, 07/29/2049 (g)	1,250	1,256					$62,207
Nordea Bank AB			Coal	- 0.73%
5.50%, 09/29/2049 (e),(g)	4,100	4,141		CONSOL Energy Inc
5.50%, 09/29/2049 (g)	2,700	2,727		5.88%, 04/15/2022(e)		10,551	10,709
6.13%, 12/29/2049 (e),(g)	2,000	2,004		Foresight Energy LLC / Foresight Energy
PNC Financial Services Group Inc/The				Corp
6.75%, 07/29/2049 (g)	8,500	9,278		7.88%, 08/15/2021(e)		38,815	40,368
Provident Funding Associates LP / PFG				Natural Resource Partners LP / NRP Finance
Finance Corp				Corp
6.75%, 06/15/2021 (e)	13,020	12,987		9.13%, 10/01/2018(e)		4,000	4,000
Societe Generale SA				Peabody Energy Corp
0.98%, 12/29/2049 (e),(g)	3,000	2,700		6.00%, 11/15/2018		2,830	2,738
7.88%, 12/29/2049 (e),(g)	2,000	2,000		6.25%, 11/15/2021		15,805	14,965
8.25%, 09/29/2049 (g)	5,500	5,811					$72,780
Standard Chartered PLC
7.01%, 07/29/2049 (e)	4,100	4,582		Commercial Services - 0.78%
UBS Preferred Funding Trust V				AA Bond Co Ltd
6.24%, 05/29/2049	5,000	5,197		9.50%, 07/31/2043	GBP	3,150	5,548
Wells Fargo & Co				ADT Corp/The
7.98%, 12/31/2049 (g)	12,000	13,226		6.25%, 10/15/2021		$6,000	6,300
		$169,671		Anna Merger Sub Inc
				7.75%, 10/01/2022(e)		2,650	2,700
Building Materials - 0.30%				Avis Budget Finance PLC
Ainsworth Lumber Co Ltd				6.00%, 03/01/2021	EUR	2,700	3,553
7.50%, 12/15/2017 (e)	5,646	5,844

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)				Diversified Financial Services (continued)
Brand Energy & Infrastructure Services Inc				National Financial Partners Corp
8.50%, 12/01/2021 (e)		$7,778	$7,749	9.00%, 07/15/2021(e)		$6,475	$6,880
Ceridian LLC / Comdata Inc				Nationstar Mortgage LLC / Nationstar Capital
8.13%, 11/15/2017 (e)		2,050	2,050	Corp
FTI Consulting Inc				6.50%, 07/01/2021		3,565	3,315
6.75%, 10/01/2020		6,319	6,666	6.50%, 06/01/2022		3,500	3,255
Iron Mountain Europe PLC				7.88%, 10/01/2020		3,800	3,743
6.13%, 09/15/2022 (e)	GBP	2,000	3,239	Oxford Finance LLC / Oxford Finance Co-
Jaguar Holding Co I				Issuer Inc
9.38%, 10/15/2017 (e)		$20,282	20,764	7.25%, 01/15/2018(e)		1,085	1,123
Jaguar Holding Co II / Jaguar Merger Sub Inc				Schahin II Finance Co SPV Ltd
9.50%, 12/01/2019 (e)		6,345	6,805	5.88%, 09/25/2023(e)		1,331	1,258
Live Nation Entertainment Inc				SUAM Finance BV
7.00%, 09/01/2020 (e)		2,000	2,125	4.88%, 04/17/2024(e)		2,921	2,994
Midas Intermediate Holdco II LLC / Midas							$105,813
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022 (e)		3,238	3,238	Electric - 0.46%
Prospect Medical Holdings Inc				AES Corp/VA
8.38%, 05/01/2019 (e)		1,550	1,658	7.38%, 07/01/2021		6,764	7,717
Truven Health Analytics Inc				Centrais Eletricas Brasileiras SA
10.63%, 06/01/2020		5,010	5,361	5.75%, 10/27/2021		2,812	2,858
			$77,756	Comision Federal de Electricidad
				4.88%, 01/15/2024(e)		891	940
Computers - 0.08%				Dominion Resources Inc/VA
NCR Corp				7.50%, 06/30/2066		700	742
6.38%, 12/15/2023 (e)		6,900	7,280	EDP Finance BV
6.38%, 12/15/2023		600	633	4.13%, 01/20/2021	EUR	3,850	5,259
			$7,913	Electricite de France SA
				5.25%, 01/29/2049(e),(g)		$4,390	4,555
Consumer Products - 0.34%				Enel SpA
Central Garden and Pet Co				5.00%, 01/15/2075(g)	EUR	1,800	2,377
8.25%, 03/01/2018		22,050	21,967	Inkia Energy Ltd
Spectrum Brands Inc				8.38%, 04/04/2021(e)		$525	568
6.38%, 11/15/2020		3,945	4,182	Listrindo Capital BV
6.63%, 11/15/2022		6,945	7,449	6.95%, 02/21/2019(e)		5,450	5,804
			$33,598	Majapahit Holding BV
Distribution & Wholesale - 0.20%				7.75%, 01/20/2020(e)		1,730	2,013
Global Partners LP / GLP Finance Corp				7.88%, 06/29/2037		1,375	1,657
6.25%, 07/15/2022 (e)		770	763	NextEra Energy Capital Holdings Inc
Li & Fung Ltd				7.30%, 09/01/2067(g)		5,000	5,409
6.00%, 11/25/2049		4,500	4,753	Perusahaan Listrik Negara PT
VWR Funding Inc				5.50%, 11/22/2021(e)		1,400	1,487
7.25%, 09/15/2017		13,705	14,390	RWE AG
				7.00%, 10/12/2072(g)		4,300	4,665
			$19,906
							$46,051
Diversified Financial Services - 1.06%
Charles Schwab Corp/The				Electrical Components & Equipment - 0.05%
7.00%, 02/28/2049 (g)		4,198	4,893	WESCO Distribution Inc
CIMPOR Financial Operations BV				5.38%, 12/15/2021		4,830	4,854
5.75%, 07/17/2024 (e)		2,700	2,596
Citigroup Capital III				Electronics - 0.13%
7.63%, 12/01/2036		8,600	10,714	Techem Energy Metering Service GmbH &
Credit Acceptance Corp				Co KG
6.13%, 02/15/2021 (e)		17,100	17,698
				7.88%, 10/01/2020	EUR	4,735	6,544
General Electric Capital Corp				Trionista TopCo GmbH
6.25%, 12/31/2049 (g)		2,600	2,844
7.13%, 12/29/2049 (g)		3,300	3,845	6.88%, 04/30/2021		4,600	6,039
							$12,583
Icahn Enterprises LP / Icahn Enterprises
Finance Corp				Energy - Alternate Sources - 0.11%
4.88%, 03/15/2019		5,500	5,596	ContourGlobal Power Holdings SA
5.88%, 02/01/2022		3,900	4,007	7.13%, 06/01/2019(e)		$11,150	11,178
6.00%, 08/01/2020		2,400	2,520
Infinity Acquisition LLC / Infinity Acquisition				Engineering & Construction - 0.29%
Finance Corp				AECOM Technology Corp
7.25%, 08/01/2022 (e)		5,200	4,862
				5.75%, 10/15/2022(e)		1,200	1,263
Jefferies Finance LLC / JFIN Co-Issuer Corp				5.88%, 10/15/2024(e)		4,000	4,230
7.38%, 04/01/2020 (e)		3,300	3,284
7.50%, 04/15/2021 (e)		10,100	10,050	Deutsche Raststaetten Gruppe IV GmbH
				6.75%, 12/30/2020	EUR	3,250	4,307
Jefferies LoanCore LLC / JLC Finance Corp				Heathrow Finance PLC
6.88%, 06/01/2020 (e)		6,450	6,272
				7.13%, 03/01/2017	GBP	3,075	5,262
MAF Global Securities Ltd
7.13%, 10/29/2049 (g)		3,700	4,064

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

		Principal					Principal
	BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

	Engineering & Construction (continued)					Forest Products & Paper - 0.10%
	Michael Baker Holdings LLC / Micahel Baker					Cascades Inc
	Finance Corp					5.50%, 07/15/2022(e)		$6,400	$6,320
	8.88%, PIK 9.63%, 04/15/2019 (e),(f)		$6,100	$6,039		Smurfit Kappa Acquisitions
	Michael Baker International LLC / CDL					3.25%, 06/01/2021	EUR	2,800	3,509
	Acquisition Co Inc								$9,829
	8.25%, 10/15/2018 (e)		6,050	6,141
	Novafives SAS				Gas	- 0.25%
	4.50%, 06/30/2021	EUR	1,300	1,614		LBC Tank Terminals Holding Netherlands
				$28,856		BV
						6.88%, 05/15/2023(e)		$11,050	11,768
	Entertainment - 0.47%					NGL Energy Partners LP / NGL Energy
	Choctaw Resort Development Enterprise					Finance Corp
	7.25%, 11/15/2019 (e)		$6,527	6,478		6.88%, 10/15/2021(e)		8,555	9,090
	DreamWorks Animation SKG Inc					Perusahaan Gas Negara Persero Tbk PT
	6.88%, 08/15/2020 (e)		8,956	9,359		5.13%, 05/16/2024(e)		3,825	3,925
	GLP Capital LP / GLP Financing II Inc								$24,783
	5.38%, 11/01/2023		1,625	1,710
	Great Canadian Gaming Corp					Hand & Machine Tools - 0.01%
	6.63%, 07/25/2022 (e)	CAD	845	787		Stanley Black & Decker Inc
	Regal Entertainment Group					5.75%, 12/15/2053		450	485
	5.75%, 03/15/2022		$2,000	1,955
	5.75%, 06/15/2023		2,500	2,400		Healthcare - Products - 0.21%
	Vougeot Bidco PLC					ConvaTec Finance International SA
	7.88%, 07/15/2020	GBP	1,800	2,880		8.25%, PIK 9.00%, 01/15/2019 (e),(f)		2,000	2,043
	WMG Acquisition Corp					Fresenius Finance BV
	5.63%, 04/15/2022 (e)		$1,800	1,809		3.00%, 02/01/2021	EUR	1,900	2,510
	6.00%, 01/15/2021 (e)		2,286	2,343		Halyard Health Inc
	6.75%, 04/15/2022 (e)		17,085	16,829		6.25%, 10/15/2022(e)		$4,225	4,320
				$46,550		Mallinckrodt International Finance SA
						4.75%, 04/15/2023		2,800	2,688
Food	- 1.14%					Physio-Control International Inc
	Bakkavor Finance 2 PLC					9.88%, 01/15/2019(e)		8,212	8,849
	8.25%, 02/15/2018	GBP	2,550	4,140
	Boparan Finance PLC								$20,410
	5.50%, 07/15/2021		3,500	5,067		Healthcare - Services - 1.15%
	Bumble Bee Holdco SCA					Acadia Healthcare Co Inc
	9.63%, PIK 10.38%, 03/15/2018 (e),(f)		$6,950	7,245		5.13%, 07/01/2022(e)		11,650	11,577
	Cencosud SA					6.13%, 03/15/2021		2,750	2,849
	4.88%, 01/20/2023 (e)		1,849	1,847		Amsurg Corp
	5.50%, 01/20/2021 (e)		352	376		5.63%, 07/15/2022(e)		12,490	12,941
	Cosan Luxembourg SA					Care UK Health & Social Care PLC
	5.00%, 03/14/2023 (e)		3,671	3,533		5.56%, 07/15/2019(e),(g)	GBP	3,000	4,463
	ESAL GmbH					CHS/Community Health Systems Inc
	6.25%, 02/05/2023 (e)		4,221	4,306		5.13%, 08/01/2021		$2,000	2,090
	Findus Bondco SA					6.88%, 02/01/2022(e)		3,000	3,233
	9.13%, 07/01/2018	EUR	2,505	3,312		DaVita HealthCare Partners Inc
	FPC Finance Ltd					5.75%, 08/15/2022		9,190	9,741
	6.00%, 06/28/2019		$1,850	1,982		FMC Finance VII SA
	FPT Finance Ltd					5.25%, 02/15/2021	EUR	1,000	1,457
	6.38%, 09/28/2020		1,000	1,096		Fresenius Medical Care US Finance II Inc
	JBS USA LLC / JBS USA Finance Inc					4.75%, 10/15/2024(e)		$5,000	5,016
	5.88%, 07/15/2024 (e)		3,250	3,266		HCA Inc
	KeHE Distributors LLC / KeHE Finance					5.25%, 04/15/2025		6,000	6,218
	Corp					Holding Medi-Partenaires SAS
	7.63%, 08/15/2021 (e)		7,625	8,102		7.00%, 05/15/2020	EUR	1,260	1,650
	Minerva Luxembourg SA					MedImpact Holdings Inc
	7.75%, 01/31/2023 (e)		3,872	4,046		10.50%, 02/01/2018 (e)		$8,050	8,592
	Olam International Ltd					MPH Acquisition Holdings LLC
	5.75%, 09/20/2017		3,341	3,475		6.63%, 04/01/2022(e)		2,380	2,490
	Premier Foods Finance PLC					Priory Group No 3 PLC
	6.50%, 03/15/2021	GBP	2,900	4,171		7.00%, 02/15/2018	GBP	2,800	4,675
	R&R PIK PLC					ResCare Inc
	9.25%, PIK 10.00%, 05/15/2018 (f)	EUR	5,150	6,509		10.75%, 01/15/2019		$3,030	3,235
	TreeHouse Foods Inc					Select Medical Corp
	4.88%, 03/15/2022		$7,000	7,105		6.38%, 06/01/2021		8,100	8,282
	US Foods Inc					Symbion Inc/DE
	8.50%, 06/30/2019		39,155	41,260		8.00%, 06/15/2016		5,455	5,646
	WhiteWave Foods Co/The					Tenet Healthcare Corp
	5.38%, 10/01/2022		2,700	2,842		6.00%, 10/01/2020		13,080	14,061
				$113,680		United Surgical Partners International Inc
						9.00%, 04/01/2020		5,440	5,875
									$114,091

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Holding Companies - Diversified - 1.62%				Insurance (continued)
Alfa SAB de CV				Provident Financing Trust I
5.25%, 03/25/2024 (e)		$1,600	$1,742	7.41%, 03/15/2038		$3,500	$4,089
6.88%, 03/25/2044		2,761	3,106	Prudential PLC
Alphabet Holding Co Inc				7.75%, 01/29/2049		2,215	2,361
7.75%, 11/01/2017		7,350	7,130	Sirius International Group Ltd
CeramTec Group GmbH				7.51%, 05/29/2049(e),(g)		800	840
8.25%, 08/15/2021	EUR	4,385	5,896	USI Inc/NY
Dubai Holding Commercial Operations MTN				7.75%, 01/15/2021(e)		7,100	7,189
Ltd				Wilton Re Finance LLC
6.00%, 02/01/2017	GBP	4,800	7,846	5.88%, 03/30/2033(e),(g)		8,450	8,788
GCS Holdco Finance I SA				York Risk Services Holding Corp
6.50%, 11/15/2018	EUR	3,150	4,081	8.50%, 10/01/2022(e)		5,100	5,177
Harbinger Group Inc							$132,421
7.75%, 01/15/2022		$53,206	54,004
7.75%, 01/15/2022 (e)		4,340	4,394	Internet - 0.27%
7.88%, 07/15/2019		9,125	9,878	Ancestry.com Inc
				9.63%, PIK 10.38%, 10/15/2018 (e),(f)		7,730	7,710
KraussMaffei Group GmbH
8.75%, 12/15/2020	EUR	2,000	2,718	11.00%, 12/15/2020		13,810	15,640
Opal Acquisition Inc				IAC/InterActiveCorp
8.88%, 12/15/2021 (e)		$37,620	39,266	4.75%, 12/15/2022		3,745	3,661
Sinochem Overseas Capital Co Ltd							$27,011
4.50%, 11/12/2020		2,116	2,256	Investment Companies - 0.16%
4.50%, 11/12/2020 (e)		14,127	15,061	American Capital Ltd
6.30%, 11/12/2040		950	1,159	6.50%, 09/15/2018(e)		6,475	6,701
Tenedora Nemak SA de CV				Artsonig Pty Ltd
5.50%, 02/28/2023 (e)		1,516	1,576	11.50%, PIK 12.00%, 04/01/2019(e),(f)		6,766	6,411
Votorantim Cimentos SA				Grupo Aval Ltd
7.25%, 04/05/2041 (e)		1,350	1,403	4.75%, 09/26/2022(e)		2,881	2,879
			$161,516				$15,991

Insurance - 1.33%				Iron & Steel - 0.39%
ACE Capital Trust II				ABJA Investment Co Pte Ltd
9.70%, 04/01/2030		2,500	3,675	4.85%, 01/31/2020		3,000	3,086
AG Insurance SA/NV				APERAM
6.75%, 03/29/2049 (g)		3,000	3,212	7.75%, 04/01/2018(e)		4,200	4,347
AIG Life Holdings Inc				ArcelorMittal
7.57%, 12/01/2045 (e)		2,900	3,821	6.75%, 02/25/2022		3,800	4,218
8.50%, 07/01/2030		5,400	7,115	CITIC Ltd
Allstate Corp/The				6.38%, 04/10/2020		889	1,001
5.75%, 08/15/2053 (g)		100	106	6.63%, 04/15/2021		683	776
American Equity Investment Life Holding				7.88%, 04/15/2049(g)		3,350	3,501
Co				8.62%, 05/29/2049(g)		1,000	1,140
6.63%, 07/15/2021		15,775	16,642	Metalloinvest Finance Ltd
American International Group Inc				5.63%, 04/17/2020(e)		2,200	1,994
8.18%, 05/15/2068		1,500	2,036	6.50%, 07/21/2016(e)		550	554
AXA SA				Optima Specialty Steel
8.60%, 12/15/2030		4,600	6,193	16.00%, 12/30/2016 (b),(c)		5,200	5,616
Catlin Insurance Co Ltd				Ryerson Inc / Joseph T Ryerson & Son Inc
7.25%, 07/29/2049 (e)		1,050	1,076	9.00%, 10/15/2017		5,820	6,126
Dai-ichi Life Insurance Co Ltd/The				Samarco Mineracao SA
5.10%, 12/28/2049 (e),(g)		3,000	3,078	4.13%, 11/01/2022(e)		2,233	2,124
Fidelity & Guaranty Life Holdings Inc				ThyssenKrupp AG
6.38%, 04/01/2021 (e)		4,775	5,061	4.00%, 08/27/2018	EUR	3,400	4,561
Great-West Life & Annuity Insurance Capital							$39,044
LP
6.63%, 11/15/2034 (e)		2,400	2,666	Leisure Products & Services - 0.12%
Hockey Merger Sub 2 Inc				24 Hour Holdings III LLC
7.88%, 10/01/2021 (e)		8,175	8,522	8.00%, 06/01/2022(e)		$9,480	8,958
Ironshore Holdings US Inc				Jarden Corp
8.50%, 05/15/2020 (e)		7,170	8,634	3.75%, 10/01/2021	EUR	2,000	2,538
Lancashire Holdings Ltd							$11,496
5.70%, 10/01/2022 (e)		3,900	4,292
Liberty Mutual Group Inc				Lodging - 0.26%
7.80%, 03/07/2087 (e)		7,561	8,846	Caesars Entertainment Operating Co Inc
Lincoln National Corp				11.25%, 06/01/2017		$24,740	18,555
6.05%, 04/20/2067 (g)		684	696	MCE Finance Ltd
				5.00%, 02/15/2021(e)		4,597	4,528
MetLife Capital Trust X				Seminole Hard Rock Entertainment Inc /
9.25%, 04/08/2068 (e)		9,800	14,014
				Seminole Hard Rock International LLC
MetLife Inc				5.88%, 05/15/2021(e)		1,000	985
6.40%, 12/15/2066 (g)		1,500	1,686
				Wynn Macau Ltd
Nippon Life Insurance Co				5.25%, 10/15/2021(e)		1,650	1,650
5.10%, 10/16/2044 (e),(g)		2,500	2,606
							$25,718

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Machinery - Diversified - 0.41%				Mining - 1.31%
	Cleaver-Brooks Inc				Aleris International Inc
	8.75%, 12/15/2019 (e)		$2,780	$3,023	7.88%, 11/01/2020		$3,525	$3,666
	9.75%, 12/31/2019 (b),(c),(e)		12,500	12,500	Barminco Finance Pty Ltd
	Galapagos SA/Luxembourg				9.00%, 06/01/2018(e)		8,275	7,116
	5.38%, 06/15/2021	EUR	2,500	3,052	Century Aluminum Co
	SPL Logistics Escrow LLC / SPL Logistics				7.50%, 06/01/2021(e)		18,180	19,362
	Finance Corp				Cia Brasileira de Aluminio
	8.88%, 08/01/2020 (e)		$5,044	5,460	4.75%, 06/17/2024(e)		2,093	2,025
	Tempel Steel Co				Cia Minera Ares SAC
	12.00%, 08/15/2016 (e)		4,075	4,116	7.75%, 01/23/2021(e)		2,834	3,011
	Zebra Technologies Corp				Cia Minera Milpo SAA
	7.25%, 10/15/2022 (e)		12,420	13,072	4.63%, 03/28/2023(e)		3,375	3,383
				$41,223	Constellium NV
					4.63%, 05/15/2021	EUR	3,350	4,156
Media	- 1.52%				Corp Nacional del Cobre de Chile
	CCO Holdings LLC / CCO Holdings Capital				3.00%, 07/17/2022(e)		$13,534	13,067
	Corp				3.88%, 11/03/2021		3,232	3,338
	5.75%, 09/01/2023		2,850	2,918	4.25%, 07/17/2042(e)		3,805	3,475
	CCOH Safari LLC				4.50%, 08/13/2023(e)		12,104	12,803
	5.75%, 12/01/2024 (h)		13,525	13,601
					5.63%, 09/21/2035(e)		2,185	2,437
	Clear Channel Worldwide Holdings Inc				6.15%, 10/24/2036		9,862	11,568
	6.50%, 11/15/2022		6,150	6,335	7.50%, 01/15/2019		1,400	1,688
	6.50%, 11/15/2022		5,950	6,158	Eldorado Gold Corp
	7.63%, 03/15/2020		5,330	5,623	6.13%, 12/15/2020(e)		6,250	6,187
	Columbus International Inc				FMG Resources August 2006 Pty Ltd
	7.38%, 03/30/2021 (e)		4,950	5,247
					6.00%, 04/01/2017(e)		1,400	1,428
	CSC Holdings LLC				Gold Fields Orogen Holdings BVI Ltd
	5.25%, 06/01/2024 (e)		7,000	7,017
					4.88%, 10/07/2020(e)		1,640	1,460
	6.75%, 11/15/2021		2,450	2,726	4.88%, 10/07/2020		968	861
	DCP LLC/DCP Corp				Kazatomprom Natsionalnaya Atomnaya
	10.75%, 08/15/2015 (e)		3,960	3,970
					Kompaniya AO
	DISH DBS Corp				6.25%, 05/20/2015		550	559
	5.88%, 07/15/2022		2,150	2,279	KGHM International Ltd
	Expo Event Transco Inc				7.75%, 06/15/2019(e)		8,850	9,381
	9.00%, 06/15/2021 (e)		1,475	1,523
					Mirabela Nickel Ltd
	Gannett Co Inc				0.00%, 08/07/2044(a),(b),(c)		138	—
	4.88%, 09/15/2021 (e)		1,000	1,007
					Southern Copper Corp
	Nielsen Finance LLC / Nielsen Finance Co				5.25%, 11/08/2042		1,194	1,120
	5.00%, 04/15/2022 (e)		4,200	4,263
					Thompson Creek Metals Co Inc
	Numericable Group SA				12.50%, 05/01/2019		3,475	3,666
	4.88%, 05/15/2019 (e)		7,275	7,257
					Vedanta Resources PLC
	5.38%, 05/15/2022	EUR	3,850	5,010	6.00%, 01/31/2019(e)		3,294	3,360
	Quebecor Media Inc				6.75%, 06/07/2016		1,930	2,020
	5.75%, 01/15/2023		$3,200	3,296	7.13%, 05/31/2023(e)		236	240
	RCN Telecom Services LLC / RCN Capital				8.25%, 06/07/2021(e)		1,200	1,308
	Corp				Yamana Gold Inc
	8.50%, 08/15/2020 (e)		1,110	1,163
					4.95%, 07/15/2024(e)		7,500	7,336
	Sinclair Television Group Inc							$130,021
	5.63%, 08/01/2024 (e)		2,075	2,049
	Sirius XM Radio Inc				Miscellaneous Manufacturing - 0.28%
	5.88%, 10/01/2020 (e)		5,860	6,182	Amsted Industries Inc
	6.00%, 07/15/2024 (e)		20,300	21,163	5.38%, 09/15/2024(e)		13,000	13,000
	Unitymedia Hessen GmbH & Co KG /				Bombardier Inc
	Unitymedia NRW GmbH				6.13%, 05/15/2021	EUR	2,000	2,788
	5.50%, 01/15/2023 (e)		6,342	6,611	CBC Ammo LLC / CBC FinCo Inc
	5.75%, 01/15/2023	EUR	2,450	3,339	7.25%, 11/15/2021(e)		$7,350	7,277
	Unitymedia KabelBW GmbH				Gates Global LLC / Gates Global Co
	6.13%, 01/15/2025 (e)		$12,050	12,577	5.75%, 07/15/2022	EUR	3,950	4,603
	9.50%, 03/15/2021	EUR	1,700	2,391				$27,668
	9.63%, 12/01/2019		700	923
	VTR Finance BV				Mortgage Backed Securities - 15.84%
	6.88%, 01/15/2024 (e)		$14,350	15,068	Banc of America Commercial Mortgage Trust
	Ziggo Bond Co BV				2006-6
	8.00%, 05/15/2018	EUR	1,400	1,899	5.48%, 10/10/2045		$5,000	5,013
				$151,595	Banc of America Commercial Mortgage Trust
					2007-3
	Metal Fabrication & Hardware - 0.11%				5.56%, 06/10/2049(g)		10,000	10,372
	Shale-Inland Holdings LLC / Shale-Inland				Banc of America Merrill Lynch Commercial
	Finance Corp				Mortgage Inc
	8.75%, 11/15/2019 (e)		$10,920	11,302	4.77%, 07/10/2043		14,250	14,034
					4.85%, 07/10/2043		9,500	8,301
					5.28%, 11/10/2042(g)		3,044	3,066

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
BCAP LLC 2013-RR4 Trust				Credit Suisse Commercial Mortgage Trust
4.07%, 02/13/2051 (c),(e),(g)	$40,801	$2,774		Series 2007-C5
6.07%, 02/13/2051 (c),(e),(g)	11,334	11,470		0.12%, 09/15/2040(e),(g)	$320,563	$2,220
CD 2006-CD2 Mortgage Trust				Credit Suisse First Boston Mortgage Securities
5.38%, 01/15/2046 (g)	8,435	7,922		Corp
CD 2006-CD3 Mortgage Trust				5.10%, 08/15/2038	1,500	1,540
5.69%, 10/15/2048 (g)	15,650	15,218		5.23%, 12/15/2040	6,250	6,203
CD 2007-CD4 Commercial Mortgage Trust				5.23%, 12/15/2040(e),(g)	6,700	6,241
5.40%, 12/11/2049	43,000	35,682		DBUBS 2011-LC1 Mortgage Trust
CD 2007-CD5 Mortgage Trust				0.25%, 11/10/2046(e),(g)	142,384	2,394
0.16%, 11/15/2044 (e),(g)	46,825	1		DBUBS 2011-LC2 Mortgage Trust
CFCRE Commercial Mortgage Trust 2011-				1.42%, 07/10/2044(e),(g)	18,233	869
C1				DBUBS 2011-LC3 Mortgage Trust
5.22%, 04/15/2044 (e),(g)	5,550	6,289		3.75%, 08/10/2044(e)	12,029	10,619
Citigroup Commercial Mortgage Trust 2007-				FHLMC Multifamily Structured Pass Through
C6				Certificates
5.71%, 07/10/2017 (e),(g)	36,000	34,208		0.75%, 03/25/2020(g)	154,253	5,017
5.71%, 12/10/2049 (g)	26,680	25,770		1.17%, 01/25/2021(g)	62,011	3,731
Citigroup Commercial Mortgage Trust 2012-				1.39%, 11/25/2019(g)	59,266	3,370
GC8				1.46%, 04/25/2041(g)	86,714	6,017
4.88%, 09/10/2045 (e),(g)	1,875	1,677		1.47%, 08/25/2020(g)	29,573	1,881
Citigroup Commercial Mortgage Trust 2013-				1.66%, 06/25/2042(g)	13,000	876
GC15				1.67%, 08/25/2040(g)	41,070	2,826
4.25%, 09/10/2046 (e),(g)	16,492	13,545		1.70%, 04/25/2045(g)	48,322	3,207
5.11%, 09/10/2046 (e),(g)	18,100	17,804		1.72%, 08/25/2016(g)	27,886	625
COMM 2012-CCRE1 Mortgage Trust				1.72%, 04/25/2017(g)	100,097	3,277
2.46%, 05/15/2045 (e)	13,993	10,403		1.90%, 11/25/2039(g)	28,598	1,939
5.36%, 05/15/2045 (e),(g)	3,139	3,265		2.00%, 09/25/2039(g)	32,000	2,227
COMM 2012-CCRE5 Mortgage Trust				2.09%, 10/25/2025(g)	47,224	3,379
4.34%, 12/10/2045 (e),(g)	3,275	3,296		2.21%, 12/25/2039(g)	15,514	2,011
COMM 2013-CCRE11 Mortgage Trust				2.29%, 01/25/2041(g)	15,805	1,934
0.88%, 10/10/2046 (c),(e),(g)	40,266	2,227		2.53%, 07/25/2039(g)	89,000	7,250
4.37%, 10/10/2046 (e),(g)	5,108	4,324		2.58%, 11/25/2041(g)	25,000	3,832
5.17%, 10/10/2046 (e),(g)	13,519	13,297		2.58%, 12/25/2043(g)	18,309	2,500
Comm 2013-CCRE13 Mortgage Trust				2.79%, 08/25/2039(g)	8,877	1,429
4.76%, 12/10/2023 (e),(g)	11,000	9,449		2.79%, 01/25/2043(g)	8,000	1,206
COMM 2013-CCRE6 Mortgage Trust				3.22%, 02/25/2042(g)	21,495	3,876
1.53%, 03/10/2046 (g)	88,647	6,047		3.61%, 06/25/2041(g)	4,400	870
4.17%, 03/10/2046 (e),(g)	16,400	15,287		4.60%, 11/25/2044	1,800	433
4.17%, 03/10/2046 (e),(g)	10,500	8,802		GE Capital Commercial Mortgage Corp
COMM 2013-CCRE7 Mortgage Trust				4.87%, 06/10/2048(g)	3,742	3,764
4.35%, 03/10/2046 (e),(g)	2,500	2,328		GE Commercial Mortgage Corp Series 2007-
COMM 2013-LC6 Mortgage Trust				C1 Trust
4.29%, 01/10/2046 (e),(g)	15,205	14,409		5.54%, 12/10/2049(e)	9,000	9,438
Comm 2014-Ccre14 Mortgage Trust				5.61%, 12/10/2049(g)	10,000	10,528
3.50%, 02/10/2047 (e)	18,498	14,148		GS Mortgage Securities Corp II
COMM 2014-CCRE17 Mortgage Trust				4.85%, 11/10/2045(e),(g)	10,000	9,812
4.80%, 05/10/2047 (e),(g)	4,750	4,530		4.85%, 11/10/2045(e),(g)	8,500	7,444
Comm 2014-UBS2 Mortgage Trust				GS Mortgage Securities Trust 2006-GG6
5.02%, 03/10/2047 (e),(g)	9,500	9,039		5.55%, 04/10/2038(g)	12,004	12,103
COMM 2014-UBS3 Mortgage Trust				GS Mortgage Securities Trust 2010-C2
4.82%, 06/10/2047 (e)	18,500	17,190		5.22%, 12/10/2043(e),(g)	10,000	10,478
COMM 2014-UBS5 Mortgage Trust				GS Mortgage Securities Trust 2011-GC5
3.49%, 09/10/2047 (e),(g)	4,000	3,281		5.31%, 08/10/2044(e),(g)	20,000	21,063
Commercial Mortgage Trust 2007-GG9				5.31%, 08/10/2044(e),(g)	3,660	3,416
5.51%, 03/10/2039	53,926	48,062		GS Mortgage Securities Trust 2012-GC6
5.53%, 03/10/2039	9,000	4,724		0.20%, 01/10/2045(e),(g)	226,539	2,671
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2006-C1				Securities Trust 2005-CIBC12
5.46%, 02/15/2039 (g)	10,045	10,298		4.99%, 09/12/2037	200	204
5.46%, 02/15/2039 (g)	3,790	3,844		JP Morgan Chase Commercial Mortgage
5.46%, 02/15/2039 (g)	19,700	19,127		Securities Trust 2005-LDP1
5.46%, 02/15/2039 (e),(g)	23,036	21,627		5.40%, 03/15/2046(e),(g)	13,300	13,251
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2006-C4				Securities Trust 2005-LDP4
5.54%, 09/15/2039 (g)	29,489	29,758		5.13%, 10/15/2042	7,800	7,310
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2007-C1				Securities Trust 2006-CIBC14
5.42%, 02/15/2040	15,000	15,297		5.46%, 12/12/2044(g)	18,340	18,178
5.46%, 02/15/2040	35,000	17,676		JP Morgan Chase Commercial Mortgage
				Securities Trust 2006-CIBC16
				5.62%, 05/12/2045	20,140	20,600

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value(000	's)		BONDS (continued)	Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
	JP Morgan Chase Commercial Mortgage				LB	-UBS Commercial Mortgage Trust 2005-
	Securities Trust 2006-CIBC17					C3
	5.49%, 12/12/2043	$30,435	$21,814			4.95%, 07/15/2040(g)	$5,000	$5,025
	JP Morgan Chase Commercial Mortgage				LB	-UBS Commercial Mortgage Trust 2006-
	Securities Trust 2006-LDP6					C6
	5.50%, 04/15/2043 (g)	5,599	5,637			5.47%, 09/15/2039(g)	8,500	8,677
	JP Morgan Chase Commercial Mortgage				LB	-UBS Commercial Mortgage Trust 2006-
	Securities Trust 2006-LDP7					C7
	5.86%, 04/15/2045 (g)	9,000	9,071			5.41%, 11/15/2038	33,000	29,237
	JP Morgan Chase Commercial Mortgage				LB	-UBS Commercial Mortgage Trust 2007-
	Securities Trust 2006-LDP8					C1
	5.52%, 05/15/2045 (g)	8,628	8,900			5.48%, 02/15/2040	10,000	10,407
	JP Morgan Chase Commercial Mortgage				LB	-UBS Commercial Mortgage Trust 2007-
	Securities Trust 2006-LDP9					C6
	5.34%, 05/15/2047	1,000	1,003			6.13%, 07/15/2040(g)	22,000	22,792
	JP Morgan Chase Commercial Mortgage					6.15%, 07/15/2040(g)	13,250	13,663
	Securities Trust 2007-C1					6.15%, 07/15/2040(g)	8,841	8,680
	5.96%, 02/15/2051 (g)	17,000	18,357		LB	-UBS Commercial Mortgage Trust 2007-
	JP Morgan Chase Commercial Mortgage					C7
	Securities Trust 2007-CIBC19					6.25%, 09/15/2045(g)	10,500	11,105
	5.70%, 02/12/2049 (g)	35,000	31,779		LB	-UBS Commercial Mortgage Trust 2008-
	JP Morgan Chase Commercial Mortgage					C1
	Securities Trust 2007-CIBC20					6.15%, 04/15/2041(g)	13,964	12,530
	6.17%, 02/12/2051 (e),(g)	5,755	6,015			Merrill Lynch Mortgage Trust 2005-LC1
	JP Morgan Chase Commercial Mortgage					5.36%, 01/12/2044(g)	2,300	2,385
	Securities Trust 2010-C1					Merrill Lynch Mortgage Trust 2006-C1
	3.77%, 06/15/2043 (e)	5,000	4,375			5.67%, 05/12/2039(g)	15,000	11,899
	JP Morgan Chase Commercial Mortgage					Merrill Lynch Mortgage Trust 2006-C2
	Securities Trust 2010-CNTR					5.80%, 08/12/2043(g)	28,000	28,494
	2.02%, 08/05/2032 (e),(g)	12,190	1,013		ML	-CFC Commercial Mortgage Trust 2006-
	JP Morgan Chase Commercial Mortgage					3
	Securities Trust 2011-C3					5.48%, 07/12/2046(g)	24,265	24,808
	4.41%, 02/15/2046 (e)	4,330	3,895			5.52%, 07/12/2046(g)	15,825	13,895
	5.57%, 02/15/2046 (e),(g)	4,331	4,482			5.55%, 07/12/2046(g)	2,500	1,902
	JP Morgan Chase Commercial Mortgage				ML	-CFC Commercial Mortgage Trust 2006-
	Securities Trust 2011-C5					4
	5.32%, 08/15/2046 (e),(g)	4,844	5,110			5.24%, 12/12/2049(g)	18,280	18,398
	JP Morgan Chase Commercial Mortgage				ML	-CFC Commercial Mortgage Trust 2007-
	Securities Trust 2012-C6					5
	2.97%, 05/15/2045 (e)	7,500	5,799			5.45%, 08/12/2048	14,700	14,240
	JP Morgan Chase Commercial Mortgage				ML	-CFC Commercial Mortgage Trust 2007-
	Securities Trust 2013-C16					9
	3.74%, 12/15/2046 (e)	10,000	7,834			0.37%, 09/12/2049(g)	15,768	63
	5.01%, 12/15/2046 (e),(g)	11,953	11,709			6.19%, 09/12/2049(g)	35,000	34,437
	JP Morgan Chase Commercial Mortgage					Morgan Stanley Bank of America Merrill
	Securities Trust 2013-LC11					Lynch Trust 2012-C5
	0.99%, 04/15/2046 (e),(g)	49,841	3,009			4.68%, 08/15/2045(e),(g)	6,787	6,823
	JPMBB Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
	Trust 2013-C12					Lynch Trust 2013-C10
	4.09%, 07/15/2045 (g)	16,826	15,613			4.08%, 07/15/2046(e),(g)	5,609	5,189
	JPMBB Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
	Trust 2013-C15					Lynch Trust 2013-C11
	5.08%, 11/15/2045 (e),(g)	18,750	18,613			0.79%, 08/15/2046(g)	167,364	5,006
	JPMBB Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
	Trust 2014-C18					Lynch Trust 2013-C8
	4.81%, 02/15/2047 (e),(g)	10,000	9,456			1.49%, 12/15/2048(g)	67,277	4,313
	JPMBB Commercial Mortgage Securities					4.17%, 12/15/2048(e),(g)	18,500	17,412
	Trust 2014-C23					Morgan Stanley Bank of America Merrill
	0.89%, 09/15/2047 (g)	444,965	23,479			Lynch Trust 2013-C9
	JPMBB Commercial Mortgage Securities					4.16%, 05/15/2046(e),(g)	4,150	3,516
	Trust 2014-C24					Morgan Stanley Bank of America Merrill
	1.24%, 11/15/2047 (g)	130,000	9,158			Lynch Trust 2014-C14
	4.08%, 11/15/2047 (e),(g)	4,500	3,919			4.83%, 02/15/2047(e),(g)	7,331	6,538
	LB Commercial Mortgage Trust 2007-C3					Morgan Stanley Bank of America Merrill
	5.90%, 07/15/2044 (g)	5,000	5,049			Lynch Trust 2014-C16
	5.90%, 07/15/2044 (g)	12,738	12,582			4.76%, 06/15/2047(g)	5,510	5,663
LB	-UBS Commercial Mortgage Trust 2003-					4.76%, 06/15/2047(e),(g)	9,500	8,887
	C8					Morgan Stanley Bank of America Merrill
	0.19%, 09/15/2037 (e),(g)	936	—			Lynch Trust 2014-C18
LB	-UBS Commercial Mortgage Trust 2004-					1.00%, 10/15/2047(g)	101,966	5,902
	C1					Morgan Stanley Capital I Trust 2006-HQ10
	5.00%, 01/15/2036	1,000	1,015			5.39%, 11/12/2041(g)	16,450	16,924

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)					Oil & Gas (continued)
Morgan Stanley Capital I Trust 2007-HQ13					Atlas Energy Holdings Operating Co LLC /
5.93%, 12/15/2044			$14,275	$13,664	Atlas Resource Finance Corp
Morgan Stanley Capital I Trust 2011-C3					7.75%, 01/15/2021	$5,900	$5,310
1.26%, 07/15/2049 (e),(g)			40,774	1,587	7.75%, 01/15/2021(e)	5,000	4,500
MSBAM Commercial Mortgage Securities					9.25%, 08/15/2021	11,665	11,198
Trust 2012-CKSV					Bill Barrett Corp
3.28%, 10/15/2022 (e)			5,000	4,872	7.00%, 10/15/2022	15,200	14,440
UBS Commercial Mortgage Trust 2012-C1					7.63%, 10/01/2019	5,295	5,348
0.34%, 05/10/2045 (e),(g)			143,076	3,454	Bonanza Creek Energy Inc
UBS-Barclays Commercial Mortgage Trust					6.75%, 04/15/2021	5,840	5,855
2012	-C2				BreitBurn Energy Partners LP / BreitBurn
1.76%, 05/10/2063 (e),(g)			37,088	3,025	Finance Corp
UBS-Barclays Commercial Mortgage Trust					7.88%, 04/15/2022	24,821	23,813
2012	-C3				8.63%, 10/15/2020	3,820	3,896
4.96%, 08/10/2049 (e),(g)			16,000	16,277	Carrizo Oil & Gas Inc
4.96%, 08/10/2049 (e),(g)			20,994	18,616	7.50%, 09/15/2020	1,975	1,995
UBS-Barclays Commercial Mortgage Trust					7.50%, 09/15/2020(e)	4,400	4,444
2012	-C4				Denbury Resources Inc
4.50%, 12/10/2045 (e),(g)			13,000	12,596	5.50%, 05/01/2022	8,300	8,176
4.50%, 12/10/2045 (e),(g)			2,500	2,142	Diamondback Energy Inc
UBS-Barclays Commercial Mortgage Trust					7.63%, 10/01/2021(e)	5,800	6,170
2013	-C5				Ecopetrol SA
4.09%, 03/10/2046 (e),(g)			9,150	8,481	5.88%, 05/28/2045	6,054	6,220
Wachovia Bank Commercial Mortgage Trust					Endeavor Energy Resources LP / EER Finance
Series 2006-C26					Inc
6.00%, 06/15/2045 (g)			12,927	13,055	7.00%, 08/15/2021(e)	18,650	18,837
Wachovia Bank Commercial Mortgage Trust					GeoPark Latin America Ltd Agencia en Chile
Series 2006-C29					7.50%, 02/11/2020(e)	3,520	3,731
5.37%, 11/15/2048			30,879	30,713	IronGate Energy Services LLC
Wachovia Bank Commercial Mortgage Trust					11.00%, 07/01/2018 (e)	2,400	2,304
Series 2007-C30					Jones Energy Holdings LLC / Jones Energy
5.41%, 12/15/2043 (g)			12,715	13,072	Finance Corp
5.46%, 12/15/2043 (g)			6,778	6,508	6.75%, 04/01/2022(e)	5,350	5,109
5.48%, 12/15/2043			5,500	5,123	KazMunayGas National Co JSC
Wachovia Bank Commercial Mortgage Trust					4.40%, 04/30/2023(e)	13,758	13,510
Series 2007-C34					4.88%, 05/07/2025(c),(e),(h)	2,282	2,268
6.03%, 05/15/2046 (g)			8,718	8,043	5.75%, 04/30/2043(e)	2,841	2,763
Wachovia Commercial Mortgage Securities					5.75%, 04/30/2043	1,005	977
Inc Commercial Mortgage Pass Through					6.38%, 04/09/2021(e)	3,053	3,351
Certificates Series 2003 C5					6.38%, 04/09/2021	5,457	5,989
2.16%, 06/15/2035 (e),(g)			526	22	7.00%, 05/05/2020	9,449	10,644
Wells Fargo Commercial Mortgage Trust					7.00%, 05/05/2020(e)	2,110	2,377
0.58%, 11/15/2043 (e),(g)			13,678	418	9.13%, 07/02/2018(e)	2,395	2,832
WFRBS Commercial Mortgage Trust 2011-					Keane Group Holdings
C4					8.75%, 08/08/2019(b),(c),(g)	2,288	2,243
0.72%, 06/15/2044 (e),(g)			118,004	2,927	8.75%, 08/08/2019(b),(c),(g)	6,863	6,729
WFRBS Commercial Mortgage Trust 2013-					Legacy Reserves LP / Legacy Reserves
C11					Finance Corp
4.18%, 03/15/2045 (e),(g)			9,900	8,272	6.63%, 12/01/2021	10,491	10,176
WFRBS Commercial Mortgage Trust 2014-					6.63%, 12/01/2021(e)	11,770	11,417
C22					8.00%, 12/01/2020	14,228	14,335
3.77%, 09/15/2057 (g)			8,500	8,145	Lonestar Resources America Inc
3.91%, 09/15/2057 (e)			15,000	13,090	8.75%, 04/15/2019(e)	2,850	2,622
WFRBS Commercial Mortgage Trust 2014-					MEG Energy Corp
C24					6.50%, 03/15/2021(e)	4,000	3,960
3.69%, 11/15/2047 (c),(e),(h)			6,047	5,140	Memorial Production Partners LP / Memorial
				$1,575,678	Production Finance Corp
					6.88%, 08/01/2022(e)	11,190	10,127
Municipals - 0.01%					7.63%, 05/01/2021	12,257	11,874
Bogota Distrito Capital					Memorial Resource Development Corp
9.75%, 07/26/2028		COP	1,900,000	1,115	5.88%, 07/01/2022(e)	5,000	4,875
					Milagro Oil & Gas Inc
Office & Business Equipment - 0.08%					0.00%, 05/15/2016(a),(b)	5,765	4,036
CDW LLC / CDW Finance Corp					Northern Blizzard Resources Inc
6.00%, 08/15/2022			$6,250	6,594	7.25%, 02/01/2022(e)	3,966	3,768
8.50%, 04/01/2019			1,268	1,344	Northern Oil and Gas Inc
				$7,938	8.00%, 06/01/2020	8,067	7,522
					Nostrum Oil & Gas Finance BV
Oil & Gas - 5.22%					6.38%, 02/14/2019(e)	1,318	1,321
Antero Resources Corp					Oasis Petroleum Inc
5.13%, 12/01/2022 (e)			3,300	3,301
					6.88%, 03/15/2022	2,700	2,808

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Oil & Gas (continued)
Odebrecht Drilling Norbe VIII/IX Ltd				Zhaikmunai LLP
6.35%, 06/30/2021	$1,247	$1,316		7.13%, 11/13/2019(e)		$6,277	$6,528
Pacific Drilling SA							$519,434
5.38%, 06/01/2020 (e)	1,550	1,386
Pacific Rubiales Energy Corp				Oil & Gas Services - 0.15%
5.13%, 03/28/2023 (e)	3,591	3,438		BIBBY Offshore Services PLC
Pertamina Persero PT				7.50%, 06/15/2021	GBP	1,600	2,419
4.30%, 05/20/2023 (e)	5,503	5,352		EDC Finance Ltd
				4.88%, 04/17/2020(e)		$1,549	1,402
5.25%, 05/23/2021	1,000	1,050
6.50%, 05/27/2041	320	339		FTS International Inc
				6.25%, 05/01/2022(e)		7,893	7,459
Petroleos de Venezuela SA
5.25%, 04/12/2017	31,862	21,124		Trinidad Drilling Ltd
				7.88%, 01/15/2019(e)		3,770	3,845
6.00%, 05/16/2024	39,465	20,301
6.00%, 11/15/2026	3,453	1,688					$15,125
8.50%, 11/02/2017	57,782	43,764		Packaging & Containers - 0.37%
9.00%, 11/17/2021	11,561	7,327		Ardagh Packaging Finance PLC
9.75%, 05/17/2035	6,413	3,915		9.25%, 10/15/2020	EUR	4,105	5,504
Petroleos Mexicanos				Ardagh Packaging Finance PLC / Ardagh
6.50%, 06/02/2041	700	819		Holdings USA Inc
Precision Drilling Corp				4.25%, 01/15/2022		3,000	3,666
5.25%, 11/15/2024 (e)	6,400	5,952		Crown European Holdings SA
6.63%, 11/15/2020	2,500	2,575		4.00%, 07/15/2022		1,500	1,920
PTT Exploration & Production PCL				OI European Group BV
4.88%, 12/29/2049 (e),(g)	6,955	7,068		4.88%, 03/31/2021		2,855	3,846
Puma International Financing SA				Reynolds Group Issuer Inc / Reynolds Group
6.75%, 02/01/2021 (e)	6,954	7,145		Issuer LLC / Reynolds Group Issuer
QEP Resources Inc				(Luxembourg) S.A.
5.25%, 05/01/2023	5,400	5,252		5.75%, 10/15/2020		$5,700	5,928
Rex Energy Corp				6.88%, 02/15/2021(g)		7,900	8,394
6.25%, 08/01/2022 (e)	7,200	6,768		7.13%, 04/15/2019		4,000	4,155
8.88%, 12/01/2020	5,000	5,275		SGD Group SAS
Rosetta Resources Inc				5.63%, 05/15/2019	EUR	3,100	3,728
5.88%, 06/01/2022	4,200	4,032					$37,141
5.88%, 06/01/2024	3,000	2,880
Sanchez Energy Corp				Pharmaceuticals - 0.32%
6.13%, 01/15/2023 (e)	2,250	2,143		Almirall SA
SandRidge Energy Inc				4.63%, 04/01/2021		2,500	3,283
7.50%, 03/15/2021	7,700	6,930		Capsugel SA
8.13%, 10/15/2022	6,600	5,973		7.00%, PIK 7.75%, 05/15/2019 (e),(f)		$5,775	5,872
Seven Generations Energy Ltd				Grifols Worldwide Operations Ltd
8.25%, 05/15/2020 (e)	7,100	7,455		5.25%, 04/01/2022(e)		3,300	3,383
Sinopec Capital 2013 Ltd				JLL/Delta Dutch Newco BV
3.13%, 04/24/2023 (e)	2,639	2,519		7.50%, 02/01/2022(e)		12,200	12,411
Sinopec Group Overseas Development 2012				Valeant Pharmaceuticals International
Ltd				6.38%, 10/15/2020(e)		3,275	3,361
4.88%, 05/17/2042 (e)	1,053	1,115		6.88%, 12/01/2018(e)		3,818	3,952
Sinopec Group Overseas Development 2013							$32,262
Ltd				Pipelines - 0.53%
4.38%, 10/17/2023	3,293	3,440		Atlas Pipeline Partners LP / Atlas Pipeline
Sinopec Group Overseas Development 2014				Finance Corp
Ltd				4.75%, 11/15/2021		4,275	4,264
4.38%, 04/10/2024 (e)	1,895	1,979
				5.88%, 08/01/2023		5,350	5,551
SM Energy Co				6.63%, 10/01/2020		7,475	7,924
5.00%, 01/15/2024	2,125	1,987		Crestwood Midstream Partners LP /
State Oil Co of the Azerbaijan Republic				Crestwood Midstream Finance Corp
4.75%, 03/13/2023	7,340	7,289		6.13%, 03/01/2022		3,247	3,279
5.45%, 02/09/2017	2,161	2,258		Enterprise Products Operating LLC
Summit Midstream Holdings LLC / Summit				7.03%, 01/15/2068(g)		2,950	3,282
Midstream Finance Corp				Gibson Energy Inc
5.50%, 08/15/2022	900	900		6.75%, 07/15/2021(e)		12,800	13,600
Teine Energy Ltd				Rose Rock Midstream LP / Rose Rock
6.88%, 09/30/2022 (e)	4,000	3,790
				Finance Corp
Tullow Oil PLC				5.63%, 07/15/2022(e)		2,325	2,319
6.00%, 11/01/2020 (e)	6,497	6,075
Ultra Petroleum Corp				Sabine Pass Liquefaction LLC
5.75%, 12/15/2018 (e)	3,800	3,762		5.63%, 04/15/2023		3,700	3,830
				5.63%, 04/15/2023(e)		1,500	1,553
Unit Corp				5.75%, 05/15/2024(e)		2,500	2,584
6.63%, 05/15/2021	11,640	11,611		6.25%, 03/15/2022(e)		4,224	4,551
YPF SA
8.75%, 04/04/2024 (e)	7,490	7,743					$52,737

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Publicly Traded Investment Fund - 0.12%				Software (continued)
Drawbridge Special Opportunities Fund LP				Epicor Software Corp
5.00%, 08/01/2021 (e)		$12,300	$12,239	8.63%, 05/01/2019		$7,075	$7,526
				First Data Corp
				6.75%, 11/01/2020(e)		3,246	3,473
Real Estate - 0.08%				Infor US Inc
China Overseas Finance Cayman V Ltd
3.95%, 11/15/2022		1,800	1,705	10.00%, 04/01/2019	EUR	4,675	6,532
				Nuance Communications Inc
Country Garden Holdings Co Ltd				5.38%, 08/15/2020(e)		$12,082	12,142
11.13%, 02/23/2018		1,744	1,864	Southern Graphics Inc
Kaisa Group Holdings Ltd				8.38%, 10/15/2020 (e)		4,025	4,146
8.88%, 03/19/2018 (e)		2,300	2,323
Longfor Properties Co Ltd							$73,785
6.88%, 10/18/2019		2,100	2,147	Sovereign - 10.37%
			$8,039	Argentina Boden Bonds
				7.00%, 10/03/2015		30,888	28,867
Regional Authority - 0.11%				Argentina Bonar Bonds
Brazil Loan Trust 1
5.48%, 07/24/2023 (c),(e)		10,266	10,677	7.00%, 04/17/2017		40,002	35,393
				Argentine Republic Government International
				Bond
REITS- 0.21%				0.00%, 11/14/2002(a)	EUR	734	706
Crown Castle International Corp				0.00%, 03/04/2004(a)		545	524
5.25%, 01/15/2023		3,080	3,153	0.00%, 09/07/2007(a)		532	512
Geo Group Inc/The				0.00%, 05/26/2009(a)		2,200	2,116
5.88%, 10/15/2024		5,200	5,356	0.00%, 03/31/2023(a)		$4,000	4,358
Iron Mountain Inc				9.75%, 11/26/2003	EUR	320	308
5.75%, 08/15/2024		4,300	4,386	Banco Nacional de Desenvolvimento
MPT Operating Partnership LP / MPT Finance				Economico e Social
Corp				5.50%, 07/12/2020		$1,080	1,156
5.75%, 10/01/2020	EUR	1,700	2,274	Brazil Minas SPE via State of Minas Gerais
6.38%, 02/15/2022		$2,000	2,125	5.33%, 02/15/2028(g)		6,307	6,339
Sabra Health Care LP / Sabra Capital Corp				Brazilian Government International Bond
5.50%, 02/01/2021		3,500	3,632	4.25%, 01/07/2025		26,268	26,688
			$20,926	7.13%, 01/20/2037		8,200	10,353
				8.25%, 01/20/2034		4,587	6,353
Retail - 0.98%				Colombia Government International Bond
1011778 BC ULC / New Red Finance Inc				4.00%, 02/26/2024		4,967	5,096
6.00%, 04/01/2022 (e)		19,920	20,194
				4.38%, 07/12/2021		2,586	2,758
AmeriGas Finance LLC/AmeriGas Finance				7.38%, 09/18/2037		2,685	3,618
Corp				7.75%, 04/14/2021	COP	3,538,000	1,871
6.75%, 05/20/2020		1,000	1,065	8.13%, 05/21/2024		$2,392	3,187
7.00%, 05/20/2022		6,290	6,793	9.85%, 06/28/2027	COP	6,738,000	4,191
Checkers Drive-In Restaurants Inc				11.75%, 02/25/2020		$4,493	6,391
11.00%, 12/01/2017 (e)		5,400	5,899
				10.38%, 01/28/2033		2,625	4,121
GRD Holdings III Corp				Costa Rica Government International Bond
10.75%, 06/01/2019 (e)		17,840	19,691
				4.25%, 01/26/2023		21,154	20,096
Group 1 Automotive Inc				4.38%, 04/30/2025(e)		11,307	10,516
5.00%, 06/01/2022 (e)		3,332	3,299
				4.38%, 04/30/2025		5,000	4,650
Guitar Center Inc				7.00%, 04/04/2044(e)		1,572	1,623
6.50%, 04/15/2019 (e)		10,145	9,251
				Croatia Government International Bond
Hillman Group Inc/The				5.50%, 04/04/2023		4,694	4,914
6.38%, 07/15/2022 (e)		3,025	2,942
				6.63%, 07/14/2020		9,666	10,723
Men's Wearhouse Inc/The				6.75%, 11/05/2019		8,359	9,268
7.00%, 07/01/2022 (e)		1,225	1,269
				Dominican Republic International Bond
Party City Holdings Inc				5.88%, 04/18/2024(e)		24,044	25,366
8.88%, 08/01/2020		5,000	5,425	6.60%, 01/28/2024		8,550	9,469
Rite Aid Corp				7.45%, 04/30/2044(e)		6,744	7,536
6.75%, 06/15/2021		11,060	11,807	7.50%, 05/06/2021		16,583	18,863
Stonegate Pub Co Financing PLC				El Salvador Government International Bond
5.75%, 04/15/2019	GBP	2,250	3,554	6.38%, 01/18/2027(e)		5,313	5,446
Suburban Propane Partners LP/Suburban				7.38%, 12/01/2019		3,500	3,894
Energy Finance Corp				7.65%, 06/15/2035		5,700	6,213
5.50%, 06/01/2024		$6,400	6,352	7.75%, 01/24/2023		7,288	8,272
			$97,541	8.25%, 04/10/2032		4,231	4,929
Software - 0.74%				Export Credit Bank of Turkey
Aspect Software Inc				5.38%, 11/04/2016(e)		250	263
10.63%, 05/15/2017		13,326	13,160	Financing of Infrastrucural Projects State
Audatex North America Inc				Enterprise
6.00%, 06/15/2021 (e)		15,400	16,285	9.00%, 12/07/2017		6,746	5,768
Eagle Midco Inc				Gabonese Republic
9.00%, PIK 9.75%, 06/15/2018 (e),(f)		8,500	8,670	6.38%, 12/12/2024(e)		6,682	7,083
Emdeon Inc				Honduras Government International Bond
11.00%, 12/31/2019		1,669	1,851	7.50%, 03/15/2024		4,583	4,938

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)						Sovereign (continued)
Hungary Government International Bond						Republic of Paraguay
5.75%, 11/22/2023		$12,284			$ 13,512	6.10%, 08/11/2044(e)		$1,482	$1,588
6.00%, 01/11/2019	EUR	3,738		5,393		Republic of Serbia
Indonesia Government International Bond						5.88%, 12/03/2018		1,014	1,074
3.38%, 04/15/2023 (e)		$18,272		17,495		5.88%, 12/03/2018(e)		9,469	10,031
3.75%, 04/25/2022		268		267		7.25%, 09/28/2021		4,783	5,498
4.88%, 05/05/2021		4,218		4,508		Romanian Government International Bond
5.25%, 01/17/2042		2,766		2,773		4.88%, 01/22/2024(e)		1,920	2,069
5.25%, 01/17/2042 (e)		2,000		2,005		6.75%, 02/07/2022		992	1,188
5.38%, 10/17/2023		13,064		14,354		Russian Federal Bond - OFZ
5.88%, 03/13/2020		3,000		3,356		6.40%, 05/27/2020	RUB	53,840	1,067
5.88%, 03/13/2020 (e)		2,000		2,238		6.70%, 05/15/2019		111,300	2,286
5.88%, 01/15/2024 (e)		10,730		12,205		6.80%, 12/11/2019		77,910	1,594
6.88%, 01/17/2018		7,176		8,100		7.00%, 08/16/2023		638,400	12,490
7.75%, 01/17/2038		3,643		4,795		7.50%, 02/27/2019		89,740	1,913
8.50%, 10/12/2035		6,760		9,430		7.60%, 04/14/2021(g)		44,890	935
11.63%, 03/04/2019		4,055		5,434		Russian Foreign Bond - Eurobond
11.63%, 03/04/2019 (e)		850		1,139		4.88%, 09/16/2023		$27,600	27,640
Indonesia Treasury Bond						7.50%, 03/31/2030(g)		76,813	87,143
7.00%, 05/15/2022	IDR	10,060,000		785		12.75%, 06/24/2028		2,400	3,955
7.88%, 04/15/2019		30,020,000		2,487		Slovakia Government International Bond
8.38%, 03/15/2024		74,640,000		6,309		4.38%, 05/21/2022(e)		848	923
9.00%, 03/15/2029		23,100,000		2,008		Slovenia Government International Bond
Ivory Coast Government International Bond						5.25%, 02/18/2024(e)		8,533	9,189
5.38%, 07/23/2024 (e)		$1,872		1,807		5.85%, 05/10/2023		4,209	4,722
5.38%, 07/23/2024		1,000		963		South Africa Government International Bond
7.77%, 12/31/2032 (g)		21,160		20,424		4.67%, 01/17/2024		7,242	7,532
Jamaica Government International Bond						5.88%, 09/16/2025		32,634	36,876
7.63%, 07/09/2025		14,745		15,759		Sri Lanka Government International Bond
10.63%, 06/20/2017		1,000		1,150		5.13%, 04/11/2019(e)		694	714
Kazakhstan Government International Bond						Turkey Government International Bond
3.88%, 10/14/2024 (e)		4,798		4,714		3.25%, 03/23/2023		7,258	6,771
Kenya Government International Bond						5.13%, 03/25/2022		4,448	4,728
6.88%, 06/24/2024 (e)		5,742		6,115		5.63%, 03/30/2021		8,425	9,225
Lithuania Government International Bond						5.75%, 03/22/2024		14,521	16,036
6.63%, 02/01/2022		967		1,165		6.25%, 09/26/2022		15,340	17,411
Mexican Bonos						6.63%, 02/17/2045		1,169	1,400
6.25%, 06/16/2016 (g)	MXN	16,573		1,282		6.88%, 03/17/2036		866	1,048
8.00%, 12/07/2023 (g)		179,726		15,315		7.00%, 06/05/2020		3,924	4,566
9.50%, 12/18/2014 (g)		9,620		720		7.38%, 02/05/2025		14,235	17,594
10.00%, 12/05/2024 (g)		54,944		5,334		7.50%, 11/07/2019		4,006	4,721
Mexico Government International Bond						8.00%, 02/14/2034		6,768	9,120
4.00%, 10/02/2023		$8,952		9,346		Ukraine Government International Bond
4.75%, 03/08/2044		3,042		3,089		6.25%, 06/17/2016		1,025	912
5.55%, 01/21/2045		2,310		2,622		6.58%, 11/21/2016		3,873	3,409
5.95%, 03/19/2019		2,214		2,541		6.75%, 11/14/2017		16,556	14,445
Morocco Government International Bond						6.88%, 09/23/2015(e)		6,632	6,070
4.25%, 12/11/2022 (e)		5,739		5,818		9.25%, 07/24/2017		7,567	6,886
Nigeria Government International Bond						Venezuela Government International Bond
6.38%, 07/12/2023 (e)		1,940		2,056		5.75%, 02/26/2016		30,647	26,050
6.38%, 07/12/2023		8,473		8,981		6.00%, 12/09/2020		3,148	1,873
6.75%, 01/28/2021		1,912		2,067		7.00%, 03/16/2015	EUR	1,018	1,218
Panama Government International Bond						7.00%, 12/01/2018		$4,519	3,005
4.00%, 09/22/2024		3,101		3,171		7.75%, 10/13/2019		5,223	3,382
8.13%, 04/28/2034		9,109		12,388		8.25%, 10/13/2024		2,985	1,803
8.88%, 09/30/2027		2,019		2,892		9.00%, 05/07/2023		3,684	2,367
9.38%, 04/01/2029		4,131		6,176		11.95%, 08/05/2031		17,081	12,427
Panama Notas del Tesoro									$1,031,120
4.88%, 02/05/2021		5,853		6,187
Peruvian Government International Bond						Telecommunications - 2.09%
5.63%, 11/18/2050		2,621		2,960		Alcatel-Lucent USA Inc
						6.75%, 11/15/2020(e)		12,650	13,030
6.55%, 03/14/2037		1,109		1,417
7.35%, 07/21/2025		2,500		3,306		Altice Financing SA
						6.50%, 01/15/2022(e)		4,225	4,341
Republic of Azerbaijan International Bond
4.75%, 03/18/2024 (e)		12,369		12,879		Altice SA
Republic of Ghana						7.25%, 05/15/2022	EUR	4,850	6,275
8.13%, 01/18/2026 (e)		1,632		1,640		Avaya Inc
						7.00%, 04/01/2019(e)		$2,300	2,260
8.50%, 10/04/2017		1,910		2,020
Republic of Honduras						B Communications Ltd
						7.38%, 02/15/2021(e)		920	980
8.75%, 12/16/2020		6,425		7,317		7.38%, 02/15/2021(e)		5,872	6,255
Republic of Iraq
5.80%, 01/15/2028		19,576		17,276		Bharti Airtel International Netherlands BV
						5.13%, 03/11/2023(e)		3,178	3,357

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)					Telecommunications (continued)
Bharti Airtel International Netherlands					VimpelCom Holdings BV (continued)
BV (continued)					5.95%, 02/13/2023(e)		$1,300	$1,194
5.35%, 05/20/2024		$1,450	$1,558		7.50%, 03/01/2022		2,250	2,244
Comcel Trust					Virgin Media Finance PLC
6.88%, 02/06/2024 (e)		5,016	5,367		6.00%, 10/15/2024(e)		1,000	1,040
Digicel Group Ltd					6.38%, 04/15/2023(e)		2,000	2,115
7.13%, 04/01/2022 (e)		3,808	3,827		6.38%, 10/15/2024(e)	GBP	7,500	12,177
8.25%, 09/30/2020 (e)		3,700	3,867		Virgin Media Secured Finance PLC
ENTEL Chile SA					6.00%, 04/15/2021(e)		2,900	4,848
4.75%, 08/01/2026 (e)		2,444	2,475		Wind Acquisition Finance SA
Frontier Communications Corp					7.00%, 04/23/2021	EUR	3,500	4,333
7.13%, 01/15/2023		700	746					$208,185
Indosat Palapa Co BV
7.38%, 07/29/2020		2,875	3,055		Transportation - 0.21%
Intelsat Jackson Holdings SA					BNSF Funding Trust I
					6.61%, 12/15/2055(g)		$4,610	5,147
5.50%, 08/01/2023		4,000	4,010
InterXion Holding NV					CEVA Group PLC
					7.00%, 03/01/2021(e)		4,195	4,080
6.00%, 07/15/2020	EUR	1,900	2,477
Koninklijke KPN NV					Marquette Transportation Co LLC / Marquette
6.12%, 03/29/2049 (g)		1,000	1,344		Transportation Finance Corp
7.00%, 03/28/2073 (e),(g)		$400	417		10.88%, 01/15/2017		8,215	8,461
Level 3 Escrow II Inc					Transnet SOC Ltd
					4.00%, 07/26/2022(e)		3,049	2,935
5.38%, 08/15/2022 (e)		10,300	10,480
Level 3 Financing Inc								$20,623
6.13%, 01/15/2021 (e)		3,700	3,880		Trucking & Leasing - 0.03%
7.00%, 06/01/2020		3,030	3,235		Jurassic Holdings III Inc
Matterhorn Mobile Holdings SA					6.88%, 02/15/2021(e)		3,175	3,199
8.25%, 02/15/2020	EUR	3,479	4,654
Millicom International Cellular SA					TOTAL BONDS			$5,647,360
6.63%, 10/15/2021 (e)		$3,398	3,636
						Principal
Mobile Challenger Intermediate Group SA					CONVERTIBLE BONDS - 0.06%	Amount (000's) Value (000's)
8.75%, PIK 9.50%, 03/15/2019 (f)	EUR	4,300	5,456
Motorola Solutions Inc					Mining - 0.06%
4.00%, 09/01/2024		$2,700	2,655		Mirabela Nickel Ltd
Nokia OYJ					9.50%, PIK 9.50%, 06/24/2019 (c),(f)		5,786	5,786
6.75%, 02/04/2019	EUR	1,750	2,591
OTE PLC					TOTAL CONVERTIBLE BONDS			$5,786
3.50%, 07/09/2020		1,050	1,283		CREDIT LINKED STRUCTURED NOTES	Principal
Portugal Telecom International Finance BV					- 0.11%	Amount (000's) Value (000's)
4.63%, 05/08/2020		500	636
Qualitytech LP/QTS Finance Corp					Sovereign - 0.11%
5.88%, 08/01/2022 (e)		$7,020	7,055		Republic of Iraq - Merrill Lynch
					2.53%, 01/07/2028(b),(c),(g)	JPY	606,408	3,715
SBA Telecommunications Inc					TitulosDe Tesoreria B - Citigroup Inc
5.75%, 07/15/2020		7,760	8,109		11.00%, 07/27/2020 (e)	COP	12,000,000	7,230
Sprint Corp
7.25%, 09/15/2021 (e)		5,050	5,340					$10,945
Sunrise Communications Holdings SA					TOTAL CREDIT LINKED STRUCTURED NOTES			$10,945
8.50%, 12/31/2018	EUR	3,161	4,139		SENIOR FLOATING RATE INTERESTS - Principal
TBG Global Pte Ltd					5.57%	Amount (000's) Value (000's)
4.63%, 04/03/2018 (e)		$3,043	3,058
					Advertising - 0.12%
Telecom Italia SpA					Advantage Sales & Marketing Inc, Delay-
4.88%, 09/25/2020	EUR	4,450	6,109		Draw Term Loan B-DD
Telefonica Europe BV					4.25%, 07/21/2021(g)		$140	$139
5.00%, 03/31/2049 (g)		2,000	2,622		Advantage Sales & Marketing Inc, Term
Telenet Finance V Luxembourg SCA					Loan
6.25%, 08/15/2022		3,825	5,189		7.50%, 07/21/2022(g)		3,900	3,870
T-Mobile USA Inc					Advantage Sales & Marketing Inc, Term Loan
6.00%, 03/01/2023		$6,600	6,798		B
6.50%, 01/15/2024		2,625	2,750		4.25%, 07/21/2021(g)		8,177	8,099
Turk Telekomunikasyon AS								$12,108
4.88%, 06/19/2024 (e)		6,613	6,564
UPC Holding BV					Agriculture - 0.19%
6.38%, 09/15/2022	EUR	4,400	5,951		Arysta Lifescience SPC LLC, Term Loan
8.38%, 08/15/2020		4,090	5,510		8.25%, 11/20/2020(g)		2,575	2,590
ViaSat Inc					North Atlantic Trading Co Inc, Term Loan B
6.88%, 06/15/2020		$3,000	3,173		7.75%, 01/13/2020(g)		8,031	8,071
Vimpel Communications Via VIP Finance					NVA Holdings Inc/United States, Term Loan
Ireland Ltd OJSC					8.00%, 08/08/2022(g)		6,100	6,039
7.75%, 02/02/2021		500	509		NVA Holdings Inc/United States, Term Loan
9.13%, 04/30/2018 (e)		1,500	1,618		B
VimpelCom Holdings BV					4.75%, 08/06/2021(g)		2,500	2,478
5.20%, 02/13/2019 (e)		1,640	1,593					$19,178

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Airlines - 0.00%				Diversified Financial Services (continued)
	Global Aviation Holdings Inc, PIK Term				Sears Roebuck Acceptance Corp, Term Loan
	Loan				B
	0.00%, PIK 0.00%, 07/13/2017 (a),(b),(c),(g)	$4,879	$49		5.50%, 06/30/2018(g)	$8,940	$8,675
	0.00%, PIK 0.00%, 02/13/2018 (a),(b),(c),(g)	1,595	—				$23,328

			$49		Electronics - 0.08%
	Automobile Parts & Equipment - 0.02%				CPI Buyer LLC, Term Loan
	BBB Industries LLC, Term Loan				8.50%, 07/18/2022(g)	8,190	8,067
	0.00%, 10/15/2021 (g),(i)	2,000	1,970

					Engineering & Construction - 0.01%
	Building Materials - 0.13%				NANA Development Corp, Term Loan B
	CPG International Inc, Term Loan B				8.00%, 03/13/2018(b),(g)	1,050	1,029
	4.75%, 09/30/2020 (g)	4,782	4,738
	GYP Holdings III Corp, Term Loan B
	4.75%, 03/26/2021 (g)	4,776	4,668		Entertainment - 0.24%
					Amaya Holdings BV, Term Loan
	Panolam Industries International Inc, Term				5.00%, 08/01/2021(g)	4,000	3,966
	Loan				8.07%, 08/01/2022(g)	1,750	1,766
	7.75%, 08/22/2017 (g)	3,676	3,658
					Delta 2 Lux Sarl, Term Loan B
			$13,064		0.00%, 07/30/2021(g),(i)	2,000	1,983
	Chemicals - 0.07%				7.75%, 07/29/2022(g)	3,100	3,086
	Road Infrastructure Investment LLC, Term				7.75%, 07/29/2022(g)	3,310	3,296
	Loan				Lions Gate Entertainment Corp, Term Loan
	7.75%, 09/21/2021 (g)	440	399		5.00%, 07/17/2020(g)	9,800	9,825
	Solenis International LP, Term Loan						$23,922
	7.75%, 07/02/2022 (g)	6,100	5,963
				Food	- 0.37%
			$6,362		AdvancePierre Foods Inc, Term Loan
Coal	- 0.03%				9.50%, 10/02/2017(g)	10,781	10,660
	Arch Coal Inc, Term Loan				Albertson's Holdings LLC, Term Loan B4
	0.00%, 05/14/2018 (g),(i)	3,730	3,288		4.50%, 08/11/2021(g)	7,500	7,501
					CTI Foods Holding Co LLC, Term Loan
					8.25%, 06/14/2019(g)	3,920	3,812
	Commercial Services - 0.38%				Milk Specialties Co, Term Loan B
	Brickman Group Ltd LLC/The, Term Loan B				7.50%, 11/07/2018(g)	14,564	14,309
	4.00%, 12/18/2020 (g)	4,389	4,309
					Old HB Inc, Term Loan B
	Catalent Pharma Solutions Inc, Term Loan				6.75%, 03/12/2020(g)	597	607
	6.50%, 12/31/2017 (g)	250	250
	CHG Buyer Corp, Term Loan						$36,889
	9.00%, 11/13/2020 (g)	3,596	3,634		Healthcare - Products - 0.28%
	Envision Acquisition Co LLC, Term Loan				Biomet Inc, Term Loan B2
	0.00%, 09/23/2021 (g),(i)	9,500	9,464		3.65%, 07/25/2017(g)	13,573	13,531
	11.00%, 09/23/2021 (g)	3,300	3,288		CareCore National LLC, Term Loan
	Learning Care Group Inc, Term Loan B				5.50%, 02/12/2021(g)	9,254	9,155
	5.50%, 05/03/2021 (g)	2,993	3,000		Phillips-Medisize Corp, Term Loan
	Lineage Logistics LLC, Term Loan B				8.25%, 06/16/2022(g)	5,000	4,954
	4.50%, 03/31/2021 (g)	7,504	7,342				$27,640
	Washington Inventory Service, Term Loan
	10.25%, 06/18/2019 (g)	6,800	6,685		Healthcare - Services - 0.72%
			$37,972		American Renal Holdings Inc, Delay-Draw
					Term Loan DD
	Computers - 0.12%				8.50%, 02/14/2020(g)	3,499	3,429
	Expert Global Solutions Inc, Term Loan B				Envision Healthcare Corp, Term Loan B
	8.50%, 04/02/2018 (g)	11,964	11,893		4.00%, 05/25/2018(g)	19,740	19,588
	SRA International Inc, Term Loan B				Heartland Dental LLC, Term Loan
	6.50%, 07/20/2018 (g)	256	255		5.50%, 12/21/2018(g)	6,352	6,336
			$12,148		9.75%, 06/20/2019(g)	9,050	9,118
					National Mentor Holdings Inc, Term Loan B
	Distribution & Wholesale - 0.09%				4.75%, 01/31/2021(g)	8,202	8,127
	American Tire Distributors Inc, Term Loan				Surgery Center Holdings Inc, Term Loan
	5.75%, 06/19/2018 (g)	3,686	3,681
					0.00%, 07/23/2021(g),(i)	10,000	9,806
	HBC Holdings LLC, Term Loan B				9.75%, 04/10/2020(c),(g)	5,825	5,825
	7.89%, 09/30/2019 (g)	3,500	3,395
					US Renal Care Inc, Term Loan
	Performance Food Group Inc, Term Loan				4.25%, 07/03/2019(g)	2,376	2,358
	6.25%, 11/07/2019 (g)	1,728	1,721
					US Renal Care Inc, Term Loan B1
			$8,797		8.59%, 01/03/2020(g)	2,900	2,900
	Diversified Financial Services - 0.24%				8.59%, 01/03/2020(g)	4,080	4,080
	Connolly Corp, Term Loan						$71,567
	8.00%, 05/13/2022 (g)	12,270	12,224
					Holding Companies - Diversified - 0.16%
	Intertrust Group BV, Term Loan				Opal Acquisition Inc, Term Loan B
	4.45%, 04/02/2021 (g)	500	492
					5.00%, 11/20/2020(g)	8,009	7,970
	RCS Capital Corp, Term Loan
	6.50%, 03/29/2019 (g)	1,964	1,937

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Holding Companies - Diversified (continued)			Metal Fabrication & Hardware (continued)
Spirit Retail Bidco Ltd, Term Loan			SBP Holdings, Term Loan
4.73%, 06/30/2021 (c),(g)	$7,730	$7,575	9.00%, 03/24/2022(g)	$6,825	$6,620
		$15,545	Wastequip LLC, Term Loan B
			5.50%, 07/26/2019(g)	2,938	2,934
Insurance - 0.12%					$10,487
Asurion LLC, Term Loan
8.50%, 02/19/2021 (g)	10,000	10,152	Miscellaneous Manufacturing - 0.10%
York Risk Services Group Inc, Term Loan B			Arctic Glacier USA Inc, Term Loan B
4.75%, 10/01/2021 (g)	1,940	1,927	5.00%, 05/10/2019(g)	1,568	1,541
		$12,079	UTEX Industries Inc, Term Loan
			8.25%, 05/16/2022(g)	5,430	5,357
Internet - 0.27%			UTEX Industries Inc, Term Loan B
Active Network Inc/The, Term Loan B			5.00%, 05/14/2021(g)	3,392	3,343
5.50%, 11/06/2020 (g)	1,592	1,576
Blue Coat Systems Inc, Term Loan B					$10,241
4.00%, 02/15/2018 (g)	2,622	2,568	Oil & Gas - 0.03%
EIG Investors Corp, Term Loan B			BBOG Borrower LP, Term Loan
5.00%, 11/09/2019 (g)	5,444	5,431	7.50%, 07/21/2021(g)	3,000	2,843
ION Trading Technologies Sarl, Term Loan
7.25%, 06/10/2022 (g)	1,850	1,819
Landslide Holdings Inc, Term Loan			Oil & Gas Services - 0.15%
5.00%, 02/25/2020 (g)	3,663	3,623	Expro Finservices Sarl, Term Loan B
			5.75%, 08/12/2021(g)	4,000	3,913
MH Sub I LLC, Term Loan
8.50%, 06/27/2022 (g)	8,000	7,820	McJunkin Red Man Corp, Term Loan B
			5.52%, 11/08/2019(g)	9,372	9,384
ProQuest LLC, Term Loan B
0.00%, 09/24/2021 (g),(i)	4,000	3,996	Panda Temple Power II LLC, Term Loan B
			7.25%, 04/03/2019(g)	850	862
		$26,833	Pinnacle Holdco Sarl, Term Loan
Investment Companies - 0.03%			10.50%, 07/24/2020 (g)	1,056	1,032
AssuredPartners Capital Inc, Term Loan B					$15,191
4.50%, 03/31/2021 (g)	3,100	3,077
			Packaging & Containers - 0.13%
			Berlin Packaging LLC, Term Loan
Leisure Products & Services - 0.17%			7.75%, 09/23/2022(g)	4,130	4,113
Equinox Holdings Inc, Term Loan			FPC Holdings Inc, Term Loan
9.75%, 05/16/2020 (g)	12,500	12,609	9.25%, 05/15/2020(g)	9,400	9,118
Performance Sports Group Ltd, Term Loan B					$13,231
4.00%, 04/02/2021 (g)	918	910
Sabre GLBL Inc, Term Loan B			Pharmaceuticals - 0.12%
4.00%, 02/15/2019 (g)	3,067	3,016	BioScrip Inc, Delay-Draw Term Loan B-DD
			6.50%, 07/22/2020(g)	138	137
		$16,535	BioScrip Inc, Term Loan B
Leisure Time - 0.05%			6.50%, 06/05/2020(g)	230	230
Planet Fitness, Term Loan			P2 Lower Acquisition LLC, Term Loan
4.75%, 03/26/2021 (g)	5,154	5,154	9.50%, 10/18/2021(g)	4,825	4,729
			PharMEDium Healthcare Corp, Term Loan
			7.75%, 01/28/2022(g)	7,042	7,024
Lodging - 0.09%
Caesars Entertainment Operating Co Inc, Term					$12,120
Loan B4B			Pipelines - 0.03%
10.50%, 10/31/2016 (g)	813	739	Crestwood Holdings LLC, Term Loan B1
Intrawest Operations Group LLC, Term Loan			7.00%, 05/24/2019(g)	2,619	2,610
B
5.50%, 11/26/2020 (g)	8,312	8,304
		$9,043	Retail - 0.17%
			1011778 BC ULC, Term Loan B
Machinery - Diversified - 0.05%			4.50%, 09/25/2021(g)	3,900	3,896
CPM Holdings Inc, Term Loan			GOBP Holdings Inc, Term Loan
10.25%, 02/16/2018 (g)	2,500	2,525	0.00%, 10/15/2021(g),(i)	2,700	2,693
Pro Mach Group Inc, Term Loan B			HMK Intermediate Holdings LLC, Term Loan
0.00%, 10/15/2021 (g),(i)	2,500	2,496	B
		$5,021	5.00%, 03/22/2018(g)	3,785	3,709
			Mattress Holding Corp, Term Loan B
Media- 0.03%			5.25%, 10/01/2021(g)	3,500	3,498
CKX Inc, Term Loan B			Pilot Travel Centers LLC, Term Loan B
9.00%, 06/21/2017 (b),(g)	1,503	1,277
			4.25%, 09/30/2021(g)	2,000	2,000
Cumulus Media Holdings Inc, Term Loan B			Targus Group International Inc, Term Loan B
4.25%, 12/18/2020 (g)	1,910	1,888
			12.00%, 05/24/2016 (b),(g)	1,303	1,023
		$3,165			$16,819

Metal Fabrication & Hardware - 0.11%			Software - 0.30%
Doncasters Group Ltd, Term Loan			Attachmate Corp, Term Loan
9.50%, 10/28/2020 (g)	441	439
			7.25%, 11/24/2017(g)	3,664	3,660
Doncasters US Finance LLC, Term Loan B			Deltek Inc, Term Loan
4.50%, 04/05/2020 (g)	499	494
			10.00%, 10/04/2019 (g)	1,000	1,008

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)

Software (continued)
Evergreen Skills Lux Sarl, Term Loan
4.00%, 04/08/2021 (g)	$2,363	$2,317
First Data Corp, Term Loan C1
3.65%, 03/23/2018 (g)	1,700	1,683
Magic Newco LLC, Term Loan
12.00%, 12/06/2019 (g)	10,000	10,900
Micro Focus US Inc, Term Loan B
0.00%, 10/07/2021 (g),(i)	1,750	1,686
P2 Upstream Acquisition Co, Term Loan
9.00%, 04/30/2021 (g)	3,100	3,069
STG-Fairway Acquisitions Inc, Term Loan B
6.25%, 02/13/2019 (g)	1,231	1,223
Wall Street Systems Delaware Inc, Term Loan
B
4.50%, 04/09/2021 (g)	4,580	4,548
		$30,094

Telecommunications - 0.25%
Aircell Business Aviation Services LLC, Term
Loan B1
11.25%, 06/21/2017 (b),(g)	4,408	4,629
Aircell Business Aviation Services LLC, Term
Loan B2
7.50%, 03/21/2018 (g)	1,415	1,401
Avaya Inc, Term Loan B3
4.65%, 10/26/2017 (g)	5,652	5,465
Avaya Inc, Term Loan B6
6.50%, 03/31/2018 (g)	3,692	3,659
LTS Buyer LLC, Term Loan
8.00%, 03/28/2021 (g)	417	414
Tower Development Corp, Term Loan
6.25%, 02/01/2017 (c),(g)	8,660	8,595
		$24,163

Transportation - 0.12%
CEVA Group PLC, SYNTH LOC
6.50%, 03/19/2021 (g)	691	655
CEVA Group PLC, Term Loan
6.50%, 03/12/2021 (g)	1,000	948
6.50%, 03/19/2021 (g)	725	687
6.50%, 03/19/2021 (g)	125	119
Commercial Barge Line Co, Term Loan B
7.50%, 09/20/2019 (g)	2,431	2,427
SIRVA Worldwide Inc, Term Loan
7.50%, 03/22/2019 (g)	6,994	7,063
		$11,899
TOTAL SENIOR FLOATING RATE INTERESTS		$553,528
Total Investments		$9,916,144
Other Assets in Excess of Liabilities, Net - 0.31%		$31,090
TOTAL NET ASSETS - 100.00%		$9,947,234

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$94,264 or 0.95% of net assets.
(d)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $292,837 or 2.94% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,297,296 or 23.09% of net assets.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Variable Rate. Rate shown is in effect at October 31, 2014.
(h) Security purchased on a when-issued basis.
(i)	This Senior Floating Rate Note will settle after October 31, 2014, at which time the interest rate will be determined.

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

Portfolio Summary (unaudited)		Other Assets in Excess of Liabilities, Net	0.31%
Country	Percent	TOTAL NET ASSETS	100.00%
United States	62.46%
Canada	3.16%
United Kingdom	3.07%
Netherlands	2.04%
France	2.01%
Australia	1.89%
Japan	1.78%
Luxembourg	1.53%
Venezuela	1.50%
Russian Federation	1.41%
Indonesia	1.14%
Germany	1.04%
Turkey	1.01%
Argentina	0.82%
Hong Kong	0.82%
South Africa	0.72%
Brazil	0.72%
Italy	0.67%
Chile	0.64%
Dominican Republic	0.63%
Mexico	0.59%
Kazakhstan	0.58%
Spain	0.55%
Cayman Islands	0.54%
Bermuda	0.50%
Colombia	0.49%
Virgin Islands, British	0.45%
Switzerland	0.43%
Singapore	0.41%
Ireland	0.39%
Costa Rica	0.38%
Ukraine	0.38%
Sweden	0.36%
Panama	0.30%
El Salvador	0.28%
Croatia	0.25%
Cote d'Ivoire	0.24%
Azerbaijan	0.22%
Iraq	0.21%
Hungary	0.19%
Norway	0.19%
China	0.18%
Marshall Islands	0.18%
Poland	0.18%
Jamaica	0.17%
Serbia	0.17%
Jersey, Channel Islands	0.17%
Finland	0.14%
Slovenia	0.14%
Nigeria	0.13%
Peru	0.13%
Honduras	0.12%
Taiwan, Province Of China	0.09%
Belgium	0.08%
Thailand	0.08%
Israel	0.08%
Korea, Republic Of	0.08%
Morocco	0.08%
Gabon	0.07%
Kenya	0.06%
Barbados	0.05%
Denmark	0.05%
Malaysia	0.05%
Austria	0.04%
Ghana	0.04%
New Zealand	0.03%
Curacao	0.03%
Romania	0.03%
Paraguay	0.02%
Slovakia	0.01%
Lithuania	0.01%
Sri Lanka	0.01%
Investments Sold Short	0.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2014

Foreign Currency Contracts

									Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date		Contracts to Accept			In Exchange For		Fair Value	Asset		Liability
Bank of New York Mellon	11/06/2014		GBP	125,000			$209	$200		$—	$(9)
JP Morgan Chase	11/06/2014		EUR	2,535,089			3,230	3,177		—	(53)
JP Morgan Chase	11/28/2014		EUR	72,841,535			92,276	91,285		—	(991)
JP Morgan Chase	11/28/2014		GBP	27,014,786			43,385	43,203		—	(182)
Total										$—	$(1,235)
									Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date		Contracts to Deliver			In Exchange For		Fair Value	Asset		Liability
Bank of New York Mellon	11/06/2014		GBP	3,125,000			$5,254	$4,999		$255	$—
Bank of New York Mellon	11/18/2014		GBP	2,000,000			3,236	3,199		37	—
Bank of New York Mellon	11/26/2014		EUR	5,025,000			6,595	6,297		298	—
Bank of New York Mellon	11/26/2014		GBP	2,850,000			4,557	4,558		—	(1)
Bank of New York Mellon	01/07/2015		GBP	2,300,000			3,725	3,677		48	—
Bank of New York Mellon	01/23/2015		GBP	1,000,000			1,603	1,599		4	—
JP Morgan Chase	11/06/2014		EUR	253,234,463			323,527	317,341		6,187	(1)
JP Morgan Chase	11/28/2014		EUR	45,026,744			56,384	56,428		83	(127)
JP Morgan Chase	11/28/2014		GBP	61,266,158			99,628	97,978		1,650	—
JP Morgan Chase	11/28/2014		JPY	425,357,000			3,878	3,788		90	—
Total										$8,652	$(129)

Amounts in thousands except contracts

Options

							Upfront Premiums				Unrealized
Written Options Outstanding	Exercise Price Expiration Date			Contracts			Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - DIA	$161.00		11/24/2014			17,887		$(2,304)	$(12,181)		$(9,877)
Call - EEM	$30.00		11/24/2014			18,709		(1,002)	(1,386)		(384)
Call - EFA	$62.00		11/24/2014			42,879		(2,520)	(9,736)		(7,216)
Call - IYR	$240.00		11/24/2014			3,220		(187)	(738)		(551)
Call - SPY	$178.00		11/24/2014			43,155		(8,021)	(39,796)		(31,775)
Call - XLU	$44.00		11/24/2014			5,342		(213)	(930)		(717)
Total								$(14,247)	$(64,767)		$(50,520)

Amounts in thousands except contracts

Short Sales Outstanding

COMMON STOCKS - 0.00%	Shares	Value	(000		's)

Publicly Traded Investment Fund - 0.00%
SPDR S&P 500 ETF Trust			100	$20

TOTAL COMMON STOCKS (proceeds $19)				$20
TOTAL SHORT SALES (proceeds $19)				$20

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2014

COMMON STOCKS - 99.42%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services - 0.78%			REITS (continued)
Brookdale Senior Living Inc (a)	544,034	$18,339	Kenedix Residential Investment Corp	4,587	$12,019
			Keppel REIT	7,077,000	6,726
			Kilroy Realty Corp	479,850	32,505
Holding Companies - Diversified - 1.30%			Klepierre	717,869	31,071
Wharf Holdings Ltd/The	4,091,880	30,264	Land Securities Group PLC	3,041,998	53,977
			Link REIT/The	2,232,500	13,128
Home Builders - 1.10%			Mirvac Group	13,119,198	20,814
Iida Group Holdings Co Ltd	1,121,000	12,457	Nippon Building Fund Inc	1,448	8,116
Taylor Wimpey PLC	6,956,007	13,213	Nomura Real Estate Master Fund Inc	11,758	14,215
		$25,670	Pebblebrook Hotel Trust	781,031	33,272
			Prologis Inc	1,535,615	63,958
Leisure Products & Services - 0.45%			Public Storage	184,246	33,964
Ardent Leisure Group	3,843,320	10,528	Saul Centers Inc	217,332	11,942
			Scentre Group (a)	6,677,803	21,302
Lodging - 0.17%			Simon Property Group Inc	824,567	147,771
Accor SA	93,743	3,938	SL Green Realty Corp	464,862	53,785
			Spring Real Estate Investment Trust	19,142,000	8,877
			Strategic Hotels & Resorts Inc (a)	1,445,734	18,578
Real Estate - 21.76%			Sun Communities Inc	200,200	11,606
CapitaLand Ltd	7,385,000	18,233	Sunstone Hotel Investors Inc	1,519,143	23,258
China Resources Land Ltd	4,776,000	11,360	Taubman Centers Inc	272,402	20,716
Deutsche Annington Immobilien SE	1,005,198	29,097	Unibail-Rodamco SE	107,975	27,686
Fabege AB	1,663,259	21,351	Ventas Inc	864,053	59,196
Hongkong Land Holdings Ltd	4,154,753	28,975	Vornado Realty Trust	418,140	45,778
Hufvudstaden AB	949,186	12,316	Washington Prime Group Inc	411,878	7,261
Jones Lang LaSalle Inc	111,218	15,038	Weingarten Realty Investors	650,810	23,592
Kerry Properties Ltd	3,689,000	12,655	Wereldhave NV	254,979	20,904
LEG Immobilien AG	220,050	15,209	Westfield Corp	5,297,842	37,228
Mitsubishi Estate Co Ltd	3,395,077	86,489	Workspace Group PLC	1,811,450	19,070
Mitsui Fudosan Co Ltd	2,551,793	82,082			$1,715,977
New World Development Co Ltd	18,329,000	23,040
Nomura Real Estate Holdings Inc	933,000	16,490	Storage & Warehousing - 0.38%
Shimao Property Holdings Ltd	4,989,000	10,737	Safestore Holdings PLC	2,688,160	8,954
Sponda OYJ	2,994,986	13,713
ST Modwen Properties PLC	1,846,798	10,704	TOTAL COMMON STOCKS		$2,321,815
Sumitomo Realty & Development Co Ltd	596,000	22,343	INVESTMENT COMPANIES - 0.63%	Shares Held	Value(000	's)
Sun Hung Kai Properties Ltd	3,730,687	55,666
Sun Hung Kai Properties Ltd - Warrants (a),(b)	283,890	616	Publicly Traded Investment Fund - 0.63%
UNITE Group PLC/The	3,222,167	22,031	Morgan Stanley Institutional Liquidity Funds -	14,627,603	14,628
		$508,145	Government Portfolio

REITS - 73.48%			TOTAL INVESTMENT COMPANIES		$14,628
AEON REIT Investment Corp	12,182	15,337	Total Investments		$2,336,443
American Realty Capital Properties Inc	1,061,948	9,419	Liabilities in Excess of Other Assets, Net - (0.05)%		$(1,225)
Apartment Investment & Management Co	848,213	30,358	TOTAL NET ASSETS - 100.00%		$2,335,218
Astro Japan Property Group (b)	1,886,407	7,322
AvalonBay Communities Inc	330,290	51,472
Boardwalk Real Estate Investment Trust	434,260	27,511	(a) Non-Income Producing Security
Boston Properties Inc	362,335	45,926	(b) Security is Illiquid
Camden Property Trust	365,866	28,051
Canadian Real Estate Investment Trust	492,855	21,642
CapitaCommercial Trust	11,159,000	14,510
CBL & Associates Properties Inc	345,758	6,614	Portfolio Summary (unaudited)
Corrections Corp of America	386,315	14,209	Country		Percent
CubeSmart	1,627,915	34,268	United States		54.37%
Daiwa Office Investment Corp	2,511	13,507	Japan		12.83%
DDR Corp	1,318,483	23,917	Hong Kong		8.37%
Duke Realty Corp	1,415,915	26,846	United Kingdom		7.01%
Education Realty Trust Inc	997,880	11,236	Australia		6.16%
EPR Properties	354,877	19,909	France		2.69%
Equity One Inc	767,913	18,430	Canada		2.11%
Equity Residential	362,116	25,189	Germany		1.90%
Essex Property Trust Inc	346,695	69,949	Singapore		1.69%
Extra Space Storage Inc	571,022	33,211	Sweden		1.44%
Federal Realty Investment Trust	208,592	27,492	Netherlands		0.89%
Federation Centres	7,161,216	17,197	Finland		0.59%
First Industrial Realty Trust Inc	1,311,314	25,610	Liabilities in Excess of Other Assets, Net		(0.05)%
General Growth Properties Inc	1,648,307	42,708	TOTAL NET ASSETS		100.00%
Goodman Group	6,077,785	29,673
Great Portland Estates PLC	3,252,154	35,793
HCP Inc	179,092	7,875
Health Care REIT Inc	420,396	29,894
Host Hotels & Resorts Inc	2,231,721	52,021
Kenedix Office Investment Corp	3,098	16,566

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2014

	INVESTMENT COMPANIES - 1.07%	Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 1.07%
	Goldman Sachs Financial Square Funds -	17,842,954	$17,843	Mortgage Backed Securities (continued)
	Government Fund			Freddie Mac Strips
				3.00%, 10/15/2027(a)	$26,791	$3,236
	TOTAL INVESTMENT COMPANIES		$17,843	Ginnie Mae
		Principal		0.61%, 01/16/2054(a)	50,534	2,746
BONDS	- 29.91%	Amount (000's) Value (000's)		0.66%, 04/16/2053(a)	33,970	1,284
				0.67%, 11/16/2053(a)	117,850	7,717
	Home Equity Asset Backed Securities - 0.86%			0.70%, 08/16/2051(a)	102,252	6,213
	ACE Securities Corp Mortgage Loan Trust			0.71%, 04/16/2047(a)	113,227	6,906
	Series 2007-D1			0.75%, 11/16/2045(a)	46,595	2,842
	6.34%, 02/25/2038 (a),(b)	$4,110	$4,014	0.75%, 05/16/2053(a)	66,949	4,494
	6.93%, 02/25/2038 (b)	10,512	10,344	0.75%, 10/16/2053(a)	63,189	3,639
			$14,358	0.79%, 06/16/2054(a)	75,813	3,992
				0.80%, 12/16/2053(a)	121,612	7,809
	Mortgage Backed Securities - 28.83%			0.86%, 02/16/2053(a)	85,092	5,977
	Bear Stearns Commercial Mortgage Securities			0.87%, 02/16/2053(a)	52,658	3,699
	Trust 2007-TOP28			0.91%, 03/16/2049(a)	49,504	2,793
	5.96%, 09/11/2042 (a)	9,700	10,513
				0.92%, 03/16/2052(a)	46,168	3,699
	BNPP Mortgage Securities LLC 2009-1			0.92%, 02/16/2053(a)	97,891	7,786
	Trust			0.92%, 10/16/2054(a)	63,336	3,656
	6.00%, 08/27/2037 (b)	6,757	7,150
				0.93%, 04/16/2056(a)	44,959	3,469
	CFCRE Commercial Mortgage Trust 2011-			0.96%, 02/16/2046(a)	68,466	4,736
	C1			0.96%, 11/16/2052(a)	66,448	5,124
	5.54%, 04/15/2044 (a),(b)	3,000	3,356
				0.96%, 04/16/2053(a)	37,072	2,670
	Citigroup Commercial Mortgage Trust 2013-			0.96%, 06/16/2054(a)	33,890	2,155
	GC17			0.98%, 09/16/2053(a)	63,414	4,554
	4.54%, 11/10/2046	10,363	11,222	0.99%, 02/16/2053(a)	65,886	5,054
	Citigroup Mortgage Loan Trust 2009-5			0.99%, 04/16/2056(a)	58,521	4,745
	6.95%, 10/25/2036 (b)	1,910	2,163
				1.05%, 06/16/2052(a)	55,216	3,745
	Citigroup Mortgage Loan Trust 2010-8			1.13%, 08/16/2053(a)	30,719	1,641
	5.75%, 02/25/2036 (b)	2,055	1,912
				1.22%, 09/16/2053(a)	43,604	2,661
	Citigroup Mortgage Loan Trust 2010-9			1.22%, 10/16/2053(a)	23,177	1,670
	4.25%, 01/25/2036 (b)	4,022	4,125
				1.28%, 12/16/2053(a)	20,349	1,524
	Citigtoup Mortgage Loan Trust 2014-A			1.36%, 04/16/2053(a)	32,619	2,041
	5.43%, 01/25/2035 (a),(b)	7,353	7,872
				1.42%, 08/16/2052(a)	69,552	4,283
	Credit Suisse First Boston Mortgage Securities			1.58%, 12/16/2042(a)	9,513	9,363
	Corp			2.24%, 03/16/2046(a),(c)	8,642	8,513
	6.00%, 12/25/2033	3,074	3,326
	Fannie Mae Interest Strip			2.30%, 08/16/2041	8,887	9,165
				2.60%, 09/16/2042(a),(c)	11,041	11,325
	7.00%, 04/25/2024 (a)	86	19
	Fannie Mae REMICS			3.00%, 05/16/2037	14,000	14,343
				3.00%, 01/16/2054(a)	4,424	4,635
	0.75%, 04/25/2027 (a)	19	19
				3.50%, 04/20/2038(a)	14,825	1,996
	2.00%, 12/25/2042	5,614	4,629
	2.50%, 02/25/2028 (a)	30,154	2,880	3.50%, 07/16/2045	6,850	7,089
				4.00%, 09/16/2026(a)	14,509	1,862
	2.50%, 11/25/2041	9,013	9,132
	3.50%, 01/25/2028 (a)	28,858	4,058	4.00%, 02/20/2034	6,889	7,300
				4.00%, 04/20/2038(a)	14,513	1,714
	3.50%, 02/25/2041 (a)	16,013	2,933
	3.50%, 02/25/2043	2,293	2,408	4.00%, 11/16/2038	1,532	1,614
				4.50%, 01/20/2038(a)	6,256	585
	3.50%, 11/25/2042 (a)	35,377	6,264
	4.00%, 06/25/2039	10,000	10,566	5.00%, 11/20/2039	7,500	8,210
	4.00%, 11/25/2043	6,534	6,767	GS Mortgage Securities Trust 2011-GC5
				5.31%, 08/10/2044(a),(b)	4,624	4,870
	6.50%, 02/25/2047	308	332
	7.00%, 04/25/2032	1,970	2,260	JP Morgan Chase Commercial Mortgage
	9.00%, 05/25/2020	22	24	Securities Trust 2006-LDP9
	Freddie Mac REMICS			5.37%, 05/15/2047	9,400	9,771
	1.05%, 02/15/2021 (a)	13	13	JP Morgan Chase Commercial Mortgage
	2.50%, 11/15/2032	8,574	8,455	Securities Trust 2013-C10
				3.37%, 12/15/2047(a)	7,800	7,830
	2.50%, 01/15/2043 (a)	20,781	2,962
	2.50%, 02/15/2043	4,492	4,405	JP Morgan Chase Commercial Mortgage
	3.00%, 08/15/2028	5,010	5,072	Securities Trust 2013-C16
				4.94%, 12/15/2046(a)	8,000	8,787
	3.00%, 11/15/2030 (a)	12,621	1,409
	3.00%, 02/15/2040	1,369	1,399	LF Rothschild Mortgage Trust III
	3.00%, 10/15/2042	3,275	3,360	9.95%, 09/01/2017	3	4
	3.00%, 03/15/2043	9,072	9,263	MASTR Alternative Loan Trust 2005-1
	3.50%, 01/15/2028 (a)	15,871	2,070	6.00%, 02/25/2035	5,345	5,888
	3.50%, 04/15/2040	19,386	2,537	Morgan Stanley Re-REMIC Trust 2010-R1
				2.53%, 07/26/2035(a),(b)	9,700	9,137
	3.50%, 10/15/2042 (a)	11,597	2,464
				2.61%, 07/26/2035(a),(b)	8,700	8,801
	4.00%, 06/15/2028 (a)	6,791	401
	4.00%, 01/15/2039 (a)	10,989	1,353	Sequoia Mortgage Trust 2013-12
				4.00%, 12/25/2043(a),(b)	6,150	6,407
	4.00%, 05/15/2039	4,825	5,030
	4.00%, 11/15/2042 (a)	19,848	3,720	Springleaf Mortgage Loan Trust
				2.31%, 06/25/2058(a),(b)	5,600	5,485
	4.50%, 12/15/2026	4,091	4,469
	4.50%, 05/15/2037 (a)	6,235	6,612	Springleaf Mortgage Loan Trust 2013-3
				3.79%, 09/25/2057(a),(b)	4,800	4,834
	6.50%, 08/15/2027	138	155

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2014

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)			(continued)
Structured Asset Sec Corp Mortgage Pass
Through Certs Series 2004-3			5.50%, 12/01/2037	$3,849	$4,318
5.68%, 03/25/2034 (a)	$4,331	$4,493	5.50%, 04/01/2038	31	35
WFRBS Commercial Mortgage Trust 2014-			5.50%, 05/01/2038	132	148
C23			6.00%, 04/01/2017	135	141
4.38%, 10/15/2057 (a)	9,700	10,139	6.00%, 04/01/2017	115	120
WFRBS Commercial Mortgage Trust 2014-			6.00%, 05/01/2017	140	146
LC14			6.00%, 07/01/2017	8	8
4.34%, 03/15/2047 (a)	8,000	8,019	6.00%, 01/01/2021	78	84
			6.00%, 06/01/2028	15	17
		$479,818	6.00%, 05/01/2031	164	188
Other Asset Backed Securities - 0.22%			6.00%, 10/01/2031	6	7
TAL Advantage V LLC			6.00%, 02/01/2032	25	29
3.33%, 05/20/2039 (a),(b)	3,698	3,703	6.00%, 09/01/2032	326	368
			6.00%, 11/01/2033	783	895
TOTAL BONDS		$497,879	6.00%, 11/01/2033	617	700
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 05/01/2034	1,908	2,133
AGENCY OBLIGATIONS - 69.36%	Amount (000's) Value (000's)		6.00%, 05/01/2034	2,509	2,864
Federal Home Loan Mortgage Corporation (FHLMC) -			6.00%, 09/01/2034	173	198
17.88%			6.00%, 02/01/2035	160	183
2.04%, 03/01/2036 (a)	$253	$257	6.00%, 10/01/2036(a)	123	140
2.50%, 08/01/2027	2,739	2,793	6.00%, 03/01/2037	220	249
2.50%, 09/01/2027	8,763	8,934	6.00%, 05/01/2037	302	344
			6.00%, 01/01/2038(a)	111	126
2.50%, 02/01/2028	8,478	8,643
2.60%, 10/01/2032 (a)	2	2	6.00%, 03/01/2038	81	92
3.00%, 01/01/2027	7,781	8,081	6.00%, 04/01/2038	205	232
3.00%, 02/01/2027	8,312	8,633	6.00%, 07/01/2038	478	541
3.00%, 10/01/2042	11,658	11,697	6.00%, 10/01/2038	334	377
3.00%, 10/01/2042	4,697	4,712	6.00%, 09/01/2039	8,240	9,367
3.00%, 10/01/2042	9,436	9,509	6.50%, 11/01/2016	89	92
3.00%, 05/01/2043	8,513	8,567	6.50%, 06/01/2017	23	23
3.50%, 11/01/2026	5,505	5,829	6.50%, 12/01/2021	369	419
3.50%, 02/01/2032	8,721	9,148	6.50%, 04/01/2022	331	375
3.50%, 04/01/2032	7,399	7,761	6.50%, 05/01/2022	210	238
3.50%, 12/01/2041	4,431	4,597	6.50%, 08/01/2022	81	92
3.50%, 02/01/2042	3,212	3,323	6.50%, 05/01/2023	101	107
3.50%, 04/01/2042	12,879	13,326	6.50%, 07/01/2023	3	3
3.50%, 04/01/2042	1,306	1,351	6.50%, 01/01/2024	17	19
3.50%, 07/01/2042	13,900	14,383	6.50%, 07/01/2025	2	3
3.50%, 09/01/2042	9,847	10,181	6.50%, 07/01/2025	2	3
3.50%, 08/01/2043	9,399	9,746	6.50%, 09/01/2025	2	2
4.00%, 08/01/2026	4,953	5,283	6.50%, 09/01/2025	1	1
4.00%, 12/01/2040	8,851	9,446	6.50%, 10/01/2025	4	4
4.00%, 10/01/2041	6,533	6,961	6.50%, 10/01/2025	2	2
4.00%, 12/01/2041	7,887	8,467	6.50%, 04/01/2027	2	2
4.00%, 07/01/2042	5,279	5,669	6.50%, 03/01/2029	7	8
4.00%, 07/01/2043	6,810	7,310	6.50%, 03/01/2029	86	100
4.00%, 09/01/2044	7,988	8,575	6.50%, 04/01/2031	282	323
4.50%, 08/01/2033	827	897	6.50%, 06/01/2031	1	1
4.50%, 07/01/2039	2,910	3,177	6.50%, 10/01/2031	128	152
4.50%, 12/01/2040	7,330	7,944	6.50%, 01/01/2032	1,387	1,636
4.50%, 04/01/2041	8,457	9,337	6.50%, 02/01/2032	19	22
4.50%, 11/01/2043	8,272	9,134	6.50%, 04/01/2032	16	19
4.50%, 01/01/2044	9,064	9,975	6.50%, 04/01/2035	14	16
5.00%, 10/01/2025	148	163	6.50%, 02/01/2037	51	57
5.00%, 12/01/2032	121	134	7.00%, 07/01/2024	5	5
5.00%, 02/01/2033	1,292	1,431	7.00%, 01/01/2028	608	686
5.00%, 01/01/2034	1,151	1,276	7.00%, 06/01/2029	208	246
5.00%, 05/01/2034	244	271	7.00%, 01/01/2031	3	3
5.00%, 05/01/2035	266	295	7.00%, 04/01/2031	131	150
5.00%, 07/01/2035	122	135	7.00%, 10/01/2031	154	185
5.00%, 07/01/2035	7	8	7.00%, 04/01/2032	311	352
5.00%, 10/01/2035	22	24	7.50%, 12/01/2030	4	4
5.00%, 11/01/2035	974	1,080	7.50%, 02/01/2031	3	4
5.00%, 06/01/2039	4,871	5,400	7.50%, 02/01/2031	44	49
5.00%, 01/01/2040	6,733	7,462	8.00%, 08/01/2030	1	1
5.50%, 04/01/2018	69	73	8.00%, 12/01/2030	10	10
5.50%, 03/01/2029	1	2	8.50%, 04/01/2019	2	2
5.50%, 05/01/2033	21	24	8.50%, 07/01/2029	146	163
5.50%, 10/01/2033	30	33	9.00%, 09/01/2016	2	1
5.50%, 12/01/2033	746	838	9.00%, 09/01/2021	1	1
5.50%, 10/01/2035	5,086	5,698	9.00%, 01/01/2022	1	1
5.50%, 07/01/2037	60	67			$297,694

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) - 34.01%			Federal National Mortgage Association (FNMA) (continued)
2.00%, 10/01/2027	$5,909	$5,858	5.00%, 05/01/2040	$5,264	$5,941
2.00%, 10/01/2027	4,317	4,279	5.00%, 05/01/2040	6,956	7,746
2.00%, 02/01/2028	7,518	7,453	5.00%, 06/01/2040	2,592	2,879
2.00%, 08/01/2028	4,465	4,427	5.00%, 07/01/2040	6,413	7,237
2.26%, 12/01/2033 (a)	160	170	5.00%, 07/01/2041	7,468	8,313
2.47%, 03/01/2028 (a)	16	16	5.00%, 07/01/2041	15,259	17,220
2.50%, 05/01/2027	8,458	8,631	5.50%, 09/01/2017	49	51
2.50%, 06/01/2027	10,012	10,217	5.50%, 09/01/2017	5	6
2.50%, 06/01/2027	13,469	13,744	5.50%, 12/01/2017	408	431
2.50%, 05/01/2028	5,100	5,198	5.50%, 03/01/2018	59	63
2.63%, 11/01/2033 (a)	11	11	5.50%, 06/01/2019	14	15
3.00%, 04/01/2027	7,444	7,744	5.50%, 06/01/2019	11	12
3.00%, 09/01/2034	4,642	4,727	5.50%, 07/01/2019	3	4
3.00%, 06/01/2042	8,666	8,691	5.50%, 07/01/2019	43	46
3.00%, 10/01/2042	8,859	8,915	5.50%, 07/01/2019	67	72
3.00%, 12/01/2042	9,081	9,132	5.50%, 07/01/2019	14	15
3.00%, 01/01/2043	9,154	9,206	5.50%, 08/01/2019	76	82
3.00%, 02/01/2043	9,558	9,627	5.50%, 08/01/2019	15	16
3.00%, 02/01/2043	8,607	8,642	5.50%, 09/01/2019	80	86
3.00%, 04/01/2043	11,139	11,178	5.50%, 06/01/2026	155	174
3.50%, 02/01/2042	10,059	10,472	5.50%, 05/01/2033	196	219
3.50%, 03/01/2042	5,321	5,516	5.50%, 07/01/2033	1,331	1,505
3.50%, 06/01/2042	5,601	5,807	5.50%, 09/01/2033	788	891
3.50%, 07/01/2042	8,441	8,769	5.50%, 02/01/2035	3,121	3,508
3.50%, 07/01/2042	6,287	6,517	5.50%, 02/01/2037	18	21
3.50%, 09/01/2042	14,263	14,817	5.50%, 12/01/2037	2,043	2,310
3.50%, 11/01/2042	8,781	9,121	5.50%, 03/01/2038	512	581
4.00%, 05/01/2025	4,131	4,425	5.50%, 03/01/2038	712	802
4.00%, 01/01/2034	2,761	2,957	5.50%, 06/01/2040	4,258	4,801
4.00%, 08/01/2039	7,091	7,537	6.00%, 12/01/2016	170	175
4.00%, 09/01/2040	5,394	5,761	6.00%, 01/01/2017	4	4
4.00%, 01/01/2041	7,749	8,241	6.00%, 04/01/2017	25	26
4.00%, 01/01/2041	8,879	9,443	6.00%, 08/01/2017	346	362
4.00%, 04/01/2041	5,361	5,699	6.00%, 08/01/2018	237	250
4.00%, 04/01/2041	6,351	6,752	6.00%, 12/01/2022	29	33
4.00%, 11/01/2041	8,044	8,550	6.00%, 03/01/2029	92	105
4.00%, 02/01/2042	4,034	4,326	6.00%, 08/01/2031	601	687
4.00%, 04/01/2042	9,517	10,116	6.00%, 12/01/2031	4	5
4.00%, 03/01/2043	7,525	8,037	6.00%, 12/01/2031	2	3
4.00%, 08/01/2043	7,463	8,017	6.00%, 01/01/2032	482	543
4.00%, 08/01/2043	12,604	13,540	6.00%, 11/01/2032	19	21
4.00%, 10/01/2043	9,410	10,088	6.00%, 04/01/2033	371	413
4.00%, 04/01/2044	4,762	5,116	6.00%, 02/01/2034	451	514
4.00%, 08/01/2044	15,808	16,982	6.00%, 03/01/2034	641	729
4.50%, 12/01/2019	79	83	6.00%, 09/01/2034	1,474	1,649
4.50%, 01/01/2020	302	320	6.00%, 11/01/2037	266	301
4.50%, 09/01/2025	4,643	5,031	6.00%, 02/01/2038	267	306
4.50%, 07/01/2039	6,280	6,880	6.00%, 03/01/2038	135	154
4.50%, 07/01/2039	2,911	3,187	6.00%, 08/01/2038	1,442	1,652
4.50%, 09/01/2039	3,699	4,052	6.00%, 04/01/2039	1,450	1,674
4.50%, 01/01/2041	14,620	16,149	6.50%, 06/01/2016	2	2
4.50%, 03/01/2041	6,616	7,227	6.50%, 09/01/2024	409	465
4.50%, 05/01/2041	8,820	9,597	6.50%, 08/01/2028	73	83
4.50%, 08/01/2041	5,404	5,976	6.50%, 11/01/2028	96	109
4.50%, 09/01/2043	6,348	7,012	6.50%, 12/01/2028	45	51
4.50%, 09/01/2043	11,709	12,935	6.50%, 02/01/2029	34	39
4.50%, 09/01/2043	7,280	8,043	6.50%, 03/01/2029	56	64
4.50%, 10/01/2043	3,431	3,772	6.50%, 04/01/2029	28	32
4.50%, 11/01/2043	10,356	11,440	6.50%, 06/01/2031	182	206
4.50%, 09/01/2044	8,988	9,929	6.50%, 06/01/2031	81	92
5.00%, 01/01/2018	49	52	6.50%, 06/01/2031	75	85
5.00%, 11/01/2018	290	307	6.50%, 09/01/2031	6	7
5.00%, 04/01/2019	71	75	6.50%, 12/01/2031	6	7
5.00%, 01/01/2026	179	198	6.50%, 01/01/2032	36	40
5.00%, 05/01/2033	10,271	11,546	6.50%, 04/01/2032	447	512
5.00%, 04/01/2035	305	341	6.50%, 04/01/2032	23	26
5.00%, 05/01/2035	200	222	6.50%, 08/01/2032	179	211
5.00%, 07/01/2035	69	76	6.50%, 11/01/2032	486	548
5.00%, 02/01/2038	3,520	3,948	6.50%, 11/01/2032	88	93
5.00%, 03/01/2038	2,759	3,111	6.50%, 11/01/2032	234	261
5.00%, 02/01/2040	13,767	15,535	6.50%, 02/01/2033	484	552
5.00%, 04/01/2040	1,544	1,711	6.50%, 07/01/2034	761	886

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
6.50%, 04/01/2036	$14	$16
6.50%, 08/01/2036	121	142	6.00%, 05/20/2024	$30	$33
			6.00%, 10/20/2024	13	15
6.50%, 08/01/2036	191	217	6.00%, 09/20/2025	25	28
6.50%, 10/01/2036	86	98
6.50%, 11/01/2036	87	101	6.00%, 04/20/2026	85	96
			6.00%, 10/20/2028	13	15
6.50%, 07/01/2037	57	69	6.00%, 02/20/2029	139	162
6.50%, 07/01/2037	40	45	6.00%, 05/20/2032(a)	407	468
6.50%, 08/01/2037	100	115	6.00%, 08/15/2032	43	48
6.50%, 08/01/2037	1,057	1,215
6.50%, 01/01/2038	14	16	6.00%, 09/15/2032	200	226
6.50%, 02/01/2038	42	50	6.00%, 02/15/2033	29	34
			6.00%, 07/20/2033	1,668	1,921
6.50%, 05/01/2038	17	19	6.00%, 08/15/2038	402	454
7.00%, 05/01/2022	23	26
7.00%, 08/01/2028	109	126	6.50%, 09/15/2023	17	19
			6.50%, 09/15/2023	27	30
7.00%, 12/01/2028	107	126	6.50%, 09/15/2023	16	19
7.00%, 04/01/2029	30	31
7.00%, 07/01/2029	106	126	6.50%, 09/15/2023	14	16
			6.50%, 10/15/2023	27	31
7.00%, 11/01/2031	700	818	6.50%, 11/15/2023	5	6
7.00%, 07/01/2032	194	219
7.50%, 12/01/2024	147	162	6.50%, 12/15/2023	31	35
			6.50%, 12/15/2023	9	10
7.50%, 07/01/2029	32	33	6.50%, 12/15/2023	37	42
7.50%, 02/01/2030	94	105
7.50%, 01/01/2031	2	3	6.50%, 12/15/2023	18	20
			6.50%, 01/15/2024	24	27
7.50%, 08/01/2032	20	23	6.50%, 01/15/2024	4	4
8.00%, 05/01/2022	1	1
8.50%, 02/01/2023	2	2	6.50%, 01/15/2024	24	28
			6.50%, 01/15/2024	16	18
8.50%, 09/01/2025	2	2	6.50%, 01/15/2024	9	10
9.00%, 09/01/2030	44	53	6.50%, 01/15/2024	8	9
		$566,210	6.50%, 01/15/2024	46	52
Government National Mortgage Association (GNMA) -			6.50%, 03/15/2024	43	49
10.65%			6.50%, 04/15/2024	22	25
3.00%, 04/15/2027	8,163	8,539	6.50%, 04/20/2024	14	15
3.00%, 11/15/2042	10,998	11,265	6.50%, 07/15/2024	58	66
3.00%, 11/15/2042	8,178	8,346	6.50%, 01/15/2026	11	13
3.00%, 12/15/2042	8,808	8,989	6.50%, 03/15/2026	16	19
3.00%, 02/15/2043	8,935	9,152	6.50%, 07/20/2026	4	5
3.50%, 11/15/2041	5,249	5,492	6.50%, 10/20/2028	14	16
3.50%, 12/20/2041	7,511	7,870	6.50%, 03/20/2031	112	132
3.50%, 07/15/2042	9,758	10,207	6.50%, 04/20/2031	87	100
3.50%, 08/20/2042	8,493	8,947	6.50%, 07/15/2031	2	3
3.50%, 06/20/2043	8,785	9,283	6.50%, 10/15/2031	17	20
3.50%, 08/15/2043	11,282	11,864	6.50%, 07/15/2032	8	9
4.00%, 08/15/2041	7,712	8,365	6.50%, 05/20/2034	686	789
4.00%, 02/20/2043	4,513	4,833	6.80%, 04/20/2025	48	50
4.00%, 03/15/2044	7,244	7,869	7.00%, 11/15/2022	7	7
4.50%, 09/20/2039	6,827	7,472	7.00%, 11/15/2022	16	16
4.50%, 10/15/2039	5,675	6,261	7.00%, 12/15/2022	44	48
4.50%, 09/20/2041	7,113	7,783	7.00%, 12/15/2022	8	8
4.50%, 12/20/2041	5,885	6,441	7.00%, 01/15/2023	19	19
5.00%, 02/15/2034	277	309	7.00%, 01/15/2023	8	8
5.00%, 07/15/2039	1,904	2,109	7.00%, 01/15/2023	11	11
5.00%, 10/15/2039	5,511	6,141	7.00%, 02/15/2023	24	24
5.00%, 06/20/2041	4,624	5,140	7.00%, 07/15/2023	16	17
5.50%, 07/20/2033	2,261	2,568	7.00%, 07/15/2023	10	11
5.50%, 03/20/2034	2,258	2,566	7.00%, 07/15/2023	24	26
5.50%, 05/20/2035	256	291	7.00%, 08/15/2023	19	21
5.50%, 01/15/2039	357	403	7.00%, 10/15/2023	18	20
5.50%, 01/15/2039	689	774	7.00%, 12/15/2023	20	22
6.00%, 10/15/2023	170	191	7.00%, 12/15/2023	28	31
6.00%, 11/15/2023	52	59	7.00%, 01/15/2026	13	14
6.00%, 11/15/2023	23	25	7.00%, 01/15/2027	25	28
6.00%, 12/15/2023	42	47	7.00%, 10/15/2027	2	3
6.00%, 12/15/2023	26	30	7.00%, 10/15/2027	2	2
6.00%, 12/15/2023	2	3	7.00%, 10/15/2027	13	14
6.00%, 01/15/2024	16	18	7.00%, 11/15/2027	26	27
6.00%, 01/20/2024	7	8	7.00%, 12/15/2027	19	20
6.00%, 02/15/2024	35	39	7.00%, 12/15/2027	2	2
6.00%, 02/15/2024	29	33	7.00%, 02/15/2028	1	1
6.00%, 02/15/2024	19	21	7.00%, 04/15/2028	20	21
6.00%, 03/15/2024	18	20	7.00%, 04/15/2028	3	3
6.00%, 04/20/2024	40	45	7.00%, 06/15/2028	156	176
6.00%, 05/20/2024	21	24	7.00%, 12/15/2028	81	91

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
			4.25%, 11/15/2040	$7,400	$9,110
7.00%, 01/15/2029	$58	$65	6.25%, 08/15/2023	10,200	13,493
7.00%, 03/15/2029	44	46
7.00%, 04/15/2029	22	22			$107,310
7.00%, 04/15/2029	193	218	U.S. Treasury Strip - 0.37%
7.00%, 05/15/2031	12	13	0.00%, 05/15/2020(d),(e)	6,800	6,158
7.00%, 06/20/2031	81	97
7.00%, 07/15/2031	2	2	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 09/15/2031	3	3	OBLIGATIONS		$1,154,674
7.25%, 09/15/2025	27	27	Total Investments		$1,670,396
7.50%, 04/15/2017	7	7	Liabilities in Excess of Other Assets, Net - (0.34)%		$(5,714)
7.50%, 04/15/2017	2	2	TOTAL NET ASSETS - 100.00%		$1,664,682
7.50%, 04/15/2017	7	7
7.50%, 07/15/2018	6	6
7.50%, 12/15/2021	25	25	(a)	Variable Rate. Rate shown is in effect at October 31, 2014.
7.50%, 02/15/2022	13	14	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 03/15/2022	10	10	1933. These securities may be resold in transactions exempt from
7.50%, 03/15/2022	2	2	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 04/15/2022	26	27	indicated, these securities are not considered illiquid. At the end of the
7.50%, 04/15/2022	7	7	period, the value of these securities totaled $84,173 or 5.06% of net assets.
7.50%, 04/15/2022	7	7	(c)	Fair value of these investments is determined in good faith by the Manager
7.50%, 05/15/2022	12	12	under procedures established and periodically reviewed by the Board of
7.50%, 07/15/2022	29	30	Directors. At the end of the period, the fair value of these securities totaled
7.50%, 08/15/2022	28	28	$19,838 or 1.19% of net assets.
7.50%, 08/15/2022	5	6	(d) Non-Income Producing Security
7.50%, 08/15/2022	17	17	(e) Security is a Principal Only Strip.
7.50%, 08/15/2022	2	2
7.50%, 02/15/2023	10	11
7.50%, 05/15/2023	24	24
7.50%, 05/15/2023	14	14	Portfolio Summary (unaudited)
7.50%, 05/15/2023	4	4	Sector		Percent
7.50%, 06/15/2023	16	18	Mortgage Securities		91.37%
7.50%, 10/15/2023	4	4	Government		6.82%
7.50%, 11/15/2023	13	13	Asset Backed Securities		1.08%
7.50%, 03/15/2024	27	30	Exchange Traded Funds		1.07%
7.50%, 08/15/2024	1	1	Liabilities in Excess of Other Assets, Net		(0.34)%
7.50%, 05/15/2027	18	18	TOTAL NET ASSETS		100.00%
7.50%, 05/15/2027	7	7
7.50%, 06/15/2027	11	11
7.50%, 08/15/2029	102	118
7.50%, 09/15/2029	21	21
7.50%, 09/15/2029	40	41
7.50%, 10/15/2029	68	78
7.50%, 11/15/2029	51	53
7.50%, 11/15/2029	84	89
8.00%, 08/15/2016	1	1
8.00%, 12/15/2016	2	2
8.00%, 04/15/2017	7	7
8.00%, 05/15/2017	2	2
8.00%, 06/15/2017	4	4
8.00%, 06/15/2017	1	1
8.00%, 02/15/2022	27	30
8.00%, 04/15/2022	18	20
8.00%, 12/15/2030	9	11
9.00%, 11/15/2021	67	75
9.50%, 04/15/2016	1	1
9.50%, 11/15/2016	1	1
9.50%, 07/15/2017	13	13
9.50%, 10/15/2017	5	5
9.50%, 11/15/2017	5	5
9.50%, 09/20/2018	35	36
9.50%, 09/15/2020	8	8
9.50%, 12/20/2020	18	18
9.50%, 01/20/2021	2	3
9.50%, 02/20/2021	1	1
9.50%, 03/20/2021	1	1
9.50%, 08/15/2021	68	80
		$177,302

U.S. Treasury - 6.45%
1.75%, 10/31/2018	14,500	14,711
2.25%, 11/30/2017	5,900	6,122
3.13%, 05/15/2021	59,700	63,874

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2014

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)			Principal
							BONDS (continued)	Amount (000's) Value (000's)
	Biotechnology - 0.00%
	Neuro-Hitech Inc (a),(b)	250,000		$—			Automobile Parts & Equipment - 0.66%
							Dana Holding Corp
							5.38%, 09/15/2021		$8,085	$8,409
	Commercial Services - 0.00%						6.00%, 09/15/2023		8,135	8,542
	Network Holding Co KSCC (a),(c)	393,257		—
							Gestamp Funding Luxembourg SA
							5.63%, 05/31/2020(d)		5,481	5,481
	Computers - 0.00%						Rhino Bondco S.P.A
	SONICblue Inc (a),(c)	10,000,000		—			7.25%, 11/15/2020(d)	EUR	2,000	2,518
										$24,950

	Energy - Alternate Sources - 0.00%					Banks	- 4.04%
	Ogden Corp (a),(b),(c)	5,000,000		—			Barclays PLC
							8.25%, 12/29/2049(e)		$17,670	18,244
							CIT Group Inc

	Tower Semiconductors Semiconductor - 0.00% Ltd - Warrants (a),(b),(c)	225,800		—			3.88%, 02/19/2019		21,620	21,755
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912		—			Citigroup Inc
							5.80%, 11/15/2049(e)		17,415	17,450
				$—			ING Bank NV
	TOTAL COMMON STOCKS			$—			5.80%, 09/25/2023(d)		18,700	20,812
	INVESTMENT COMPANIES - 3.99%	Shares Held	Value	(000	's)		JP Morgan Chase & Co
	Publicly Traded Investment Fund - 3.99%						5.00%, 12/29/2049(e)		29,355	28,878
	JP Morgan US Government Money Market	150,101,498		150,101			Morgan Stanley
	Fund						5.45%, 07/29/2049(e)		7,995	8,032
							RBS Capital Trust III
	TOTAL INVESTMENT COMPANIES			$150,101			5.51%, 09/29/2049		15,195	14,891
	PREFERRED STOCKS - 0.79%	Shares Held	Value	(000	's)		Wells Fargo & Co
							5.90%, 12/29/2049(e)		21,415	22,017
	Diversified Financial Services - 0.79%									$152,079
	Ally Financial Inc (d)	29,545		29,589
							Beverages - 0.76%
	TOTAL PREFERRED STOCKS			$29,589			Constellation Brands Inc
		Principal					3.75%, 05/01/2021		13,575	13,592
							3.88%, 11/15/2019(f)		2,105	2,136
BONDS	- 84.51%	Amount (000's)	Value	(000	's)
							4.25%, 05/01/2023		12,780	12,844
	Advertising - 0.08%									$28,572
	CBS Outdoor Americas Capital LLC / CBS
	Outdoor Americas Capital Corp						Building Materials - 0.97%
	5.25%, 02/15/2022 (d)	$3,060		$3,159			Boise Cascade Co
							6.38%, 11/01/2020		7,920	8,276
							Cemex SAB de CV
	Aerospace & Defense - 0.20%						7.25%, 01/15/2021(d)		14,285	15,410
	Air 2 US						Grupo Isolux Corsan Finance BV
	8.63%, 10/01/2020 (c),(d)	7,013		7,399			6.63%, 04/15/2021(d)	EUR	2,250	2,707
							Norbord Inc
							5.38%, 12/01/2020(d)		$10,175	9,997
	Agriculture - 0.63%
	Pinnacle Operating Corp									$36,390
	9.00%, 11/15/2020 (d)	22,113		23,827
							Chemicals - 1.88%
							Axiall Corp
	Airlines - 0.41%						4.88%, 05/15/2023		7,847	7,612
	American Airlines 2013-2 Class A Pass						Cornerstone Chemical Co
	Through Trust						9.38%, 03/15/2018(d)		9,815	9,790
	4.95%, 07/15/2024 (c)	6,608		7,054			Eagle Spinco Inc
	Northwest Airlines 1999-2 Class B Pass						4.63%, 02/15/2021		14,335	13,905
	Through Trust						INEOS Group Holdings SA
	7.95%, 09/01/2016 (c)	1,564		1,581			6.13%, 08/15/2018(d)		3,700	3,732
	United Airlines 2014-1 Class B Pass Through						NOVA Chemicals Corp
	Trust						5.00%, 05/01/2025(d)		8,760	9,045
	4.75%, 04/11/2022 (c)	3,500		3,487			5.25%, 08/01/2023(d)		9,575	10,006
	US Airways 2001-1G Pass Through Trust						Taminco Global Chemical Corp
	7.08%, 09/20/2022 (c)	3,036		3,340			9.75%, 03/31/2020(d)		15,095	16,604
				$15,462						$70,694

	Automobile Manufacturers - 1.74%						Computers - 1.25%
	Chrysler Group LLC / CG Co-Issuer Inc						Compiler Finance Sub Inc
	8.00%, 06/15/2019	9,715		10,407			7.00%, 05/01/2021(d)		12,770	11,684
	Jaguar Land Rover Automotive PLC						IHS Inc
	4.13%, 12/15/2018 (d)	11,130		11,325			5.00%, 11/01/2022(d)		3,065	3,111
	4.25%, 11/15/2019 (d)	6,335		6,367			NCR Corp
	5.63%, 02/01/2023 (d)	8,780		9,131			4.63%, 02/15/2021		24,423	24,301
	8.13%, 05/15/2021 (d)	5,440		5,984			5.88%, 12/15/2021		7,825	8,021
	Navistar International Corp									$47,117
	8.25%, 11/01/2021	21,650		22,256
				$65,470

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2014

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Distribution & Wholesale - 0.43%				Food	- 0.42%
HD Supply Inc					Ingles Markets Inc
7.50%, 07/15/2020		$15,120	$16,103		5.75%, 06/15/2023	$15,425	$15,733

Diversified Financial Services - 3.08%					Forest Products & Paper - 1.77%
Aircastle Ltd					Resolute Forest Products Inc
4.63%, 12/15/2018		3,915	3,974		5.88%, 05/15/2023	15,665	14,999
5.13%, 03/15/2021		17,575	17,795		Sappi Papier Holding GmbH
7.63%, 04/15/2020		8,050	9,056		7.50%, 06/15/2032(d)	17,625	16,479
Consolidated Energy Finance SA					7.75%, 07/15/2017(d)	5,000	5,375
6.75%, 10/15/2019 (d)		7,753	7,908		8.38%, 06/15/2019(d)	18,787	20,384
Credit Acceptance Corp					Tembec Industries Inc
6.13%, 02/15/2021 (d)		32,150	33,275		9.00%, 12/15/2019(d)	9,430	9,548
Denali Borrower LLC / Denali Finance Corp							$66,785
5.63%, 10/15/2020 (d)		19,740	20,937
DVI Inc					Healthcare - Products - 0.99%
0.00%, 02/01/2004 (a),(b),(c)		8,575	—		ConvaTec Finance International SA
					8.25%, PIK 9.00%, 01/15/2019 (d),(g)	23,165	23,660
0.00%, 02/01/2004 (a),(b),(c)		6,850	—
Fly Leasing Ltd					ConvaTec Healthcare E SA
					10.50%, 12/15/2018 (d)	300	318
6.38%, 10/15/2021		15,200	15,124
Icahn Enterprises LP / Icahn Enterprises					Kinetic Concepts Inc / KCI USA Inc
Finance Corp					10.50%, 11/01/2018	845	932
5.88%, 02/01/2022		7,500	7,706		Universal Hospital Services Inc
			$115,775		7.63%, 08/15/2020	13,055	12,175
							$37,085
Electric - 2.38%
Dynegy Finance I Inc / Dynegy Finance II					Healthcare - Services - 4.82%
Inc					Centene Corp
6.75%, 11/01/2019 (d)		5,500	5,692		4.75%, 05/15/2022	13,225	13,374
7.38%, 11/01/2022 (d)		15,610	16,508		5.75%, 06/01/2017	14,793	15,570
7.63%, 11/01/2024 (d)		2,625	2,783		Fresenius Medical Care US Finance II Inc
					4.75%, 10/15/2024(d)	7,770	7,794
Elwood Energy LLC					5.88%, 01/31/2022(d)	7,825	8,529
8.16%, 07/05/2026		7,635	8,513
Energy Future Intermediate Holding Co LLC /					Fresenius Medical Care US Finance Inc
					6.50%, 09/15/2018(d)	4,895	5,421
EFIH Finance Inc
0.00%, 03/01/2022 (a),(d),(e)		8,762	10,427		HCA Holdings Inc
Indiantown Cogeneration LP					6.25%, 02/15/2021	2,480	2,669
9.77%, 12/15/2020		4,151	4,711		HCA Inc
Miran Mid-Atlantic Series C Pass Through					4.75%, 05/01/2023	21,400	21,748
Trust					5.00%, 03/15/2024	13,545	13,968
10.06%, 12/30/2028		18,968	20,675		5.25%, 04/15/2025	11,415	11,829
NRG Energy Inc					5.88%, 03/15/2022	12,015	13,187
6.25%, 05/01/2024 (d)		6,760	6,980		7.25%, 09/15/2020	12,480	13,229
8.25%, 09/01/2020		12,375	13,380		LifePoint Hospitals Inc
					5.50%, 12/01/2021(d)	11,960	12,528
			$89,669		MPH Acquisition Holdings LLC
Electronics - 0.58%					6.63%, 04/01/2022(d)	15,920	16,656
Sanmina Corp					WellCare Health Plans Inc
4.38%, 06/01/2019 (d)		1,940	1,943		5.75%, 11/15/2020	24,175	24,895
Viasystems Inc							$181,397
7.88%, 05/01/2019 (d)		18,685	19,806
			$21,749		Holding Companies - Diversified - 0.79%
					Alphabet Holding Co Inc
Engineering & Construction - 0.32%					7.75%, 11/01/2017	9,020	8,750
Aguila 3 SA					Nielsen Co Luxembourg SARL/The
7.88%, 01/31/2018 (d)		8,070	8,090		5.50%, 10/01/2021(d)	20,355	21,118
Astaldi SpA							$29,868
7.13%, 12/01/2020 (d)	EUR	3,150	4,132
			$12,222		Home Builders - 2.30%
					Beazer Homes USA Inc
Entertainment - 2.67%					6.63%, 04/15/2018	2,646	2,759
CCM Merger Inc					Lennar Corp
9.13%, 05/01/2019 (d)		$21,383	22,987		4.13%, 12/01/2018	14,125	14,319
Cinemark USA Inc					4.75%, 11/15/2022(e)	21,880	21,552
4.88%, 06/01/2023		29,030	28,595		MDC Holdings Inc
DreamWorks Animation SKG Inc					6.00%, 01/15/2043	10,555	9,130
6.88%, 08/15/2020 (d)		20,615	21,543		WCI Communities Inc
Peninsula Gaming LLC / Peninsula Gaming					6.88%, 08/15/2021	16,220	16,382
Corp					6.88%, 08/15/2021(d)	3,635	3,671
8.38%, 02/15/2018 (d)		16,680	17,597		Woodside Homes Co LLC / Woodside Homes
WMG Holdings Corp					Finance Inc
13.75%, 10/01/2019		8,435	9,700		6.75%, 12/15/2021(d)	18,625	18,718
			$100,422				$86,531

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2014

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Insurance - 2.24%				Metal Fabrication & Hardware - 0.25%
	Liberty Mutual Group Inc				Wise Metals Intermediate Holdings LLC/Wise
	7.00%, 03/07/2067 (d),(e)		$19,172	$19,939	Holdings Finance Corp
	Voya Financial Inc				9.75%, PIK 10.50%, 06/15/2019 (d),(g)	$8,560	$9,288
	5.65%, 05/15/2053 (e)		54,280	54,280
	XL Group PLC
	6.50%, 12/31/2049 (e)		10,462	10,038	Mining - 1.35%
					FMG Resources August 2006 Pty Ltd
				$84,257	6.88%, 02/01/2018(d)	5,933	6,082
	Internet - 1.20%				6.88%, 04/01/2022(d)	8,180	8,446
	Adria Bidco BV				8.25%, 11/01/2019(d)	17,720	18,384
	7.88%, 11/15/2020 (d)	EUR	12,000	15,790	Midwest Vanadium Pty Ltd
	Zayo Group LLC / Zayo Capital Inc				0.00%, 02/15/2018(a),(d)	11,225	1,571
	10.13%, 07/01/2020		$26,594	29,519	St Barbara Ltd
				$45,309	8.88%, 04/15/2018(d)	15,120	12,096
					Taseko Mines Ltd
	Iron & Steel - 2.02%				7.75%, 04/15/2019	4,535	4,297
	ArcelorMittal						$50,876
	7.50%, 10/15/2039		40,810	43,565
	Commercial Metals Co				Oil & Gas - 10.46%
	4.88%, 05/15/2023		22,670	22,103	Baytex Energy Corp
	Signode Industrial Group Lux SA/Signode				5.13%, 06/01/2021(d)	7,195	7,015
	Industrial Group US Inc				Carrizo Oil & Gas Inc
	6.38%, 05/01/2022 (d)		10,625	10,306	7.50%, 09/15/2020	11,460	11,575
				$75,974	8.63%, 10/15/2018	17,745	18,455
					Chaparral Energy Inc
	Lodging - 0.48%				7.63%, 11/15/2022	11,979	11,680
	MGM Resorts International				9.88%, 10/01/2020	7,360	7,765
	6.63%, 12/15/2021		6,290	6,888	Chesapeake Energy Corp
	7.75%, 03/15/2022		1,600	1,844	4.88%, 04/15/2022	14,585	14,917
	10.00%, 11/01/2016		8,205	9,292	6.13%, 02/15/2021	5,525	6,133
				$18,024	Denbury Resources Inc
	Machinery - Construction & Mining - 0.22%				5.50%, 05/01/2022	21,285	20,966
	Vander Intermediate Holding II Corp				EP Energy LLC / Everest Acquisition Finance
	9.75%, PIK 10.50%, 02/01/2019 (d),(g)		7,930	8,406	Inc
					9.38%, 05/01/2020	18,325	20,020
					Halcon Resources Corp
Media	- 6.98%				8.88%, 05/15/2021	7,085	5,810
	Cablevision Systems Corp				9.25%, 02/15/2022	6,000	4,875
	8.00%, 04/15/2020		13,880	15,893	9.75%, 07/15/2020	5,935	4,952
	CSC Holdings LLC				Kodiak Oil & Gas Corp
	6.75%, 11/15/2021		4,685	5,212	5.50%, 01/15/2021	16,200	16,443
	Cumulus Media Holdings Inc				5.50%, 02/01/2022	5,315	5,421
	7.75%, 05/01/2019		8,417	8,627	8.13%, 12/01/2019	12,060	12,964
	DISH DBS Corp				Linn Energy LLC / Linn Energy Finance
	5.88%, 07/15/2022		22,230	23,564	Corp
	6.75%, 06/01/2021		39,050	43,345	6.25%, 11/01/2019(e)	9,585	8,818
	7.88%, 09/01/2019		28,160	32,701	6.50%, 05/15/2019	11,710	10,949
	Network Communications Inc				6.50%, 09/15/2021	17,245	15,779
	8.60%, PIK 8.60%, 01/14/2020 (c),(d),(g)		3,185	64	Northern Blizzard Resources Inc
	Norcell Sweden Holding 2 AB				7.25%, 02/01/2022(d)	13,414	12,743
	10.75%, 09/29/2019 (d)	EUR	910	1,270	Oasis Petroleum Inc
	Numericable Group SA				6.50%, 11/01/2021	3,655	3,746
	6.00%, 05/15/2022 (d)		$18,145	18,553	6.88%, 03/15/2022	5,645	5,871
	RCN Telecom Services LLC / RCN Capital				6.88%, 01/15/2023	11,425	11,882
	Corp				Ocean Rig UDW Inc
	8.50%, 08/15/2020 (d)		16,475	17,258	7.25%, 04/01/2019(d)	24,430	20,888
	TVN Finance Corp III AB				Pacific Drilling SA
	7.38%, 12/15/2020 (d)	EUR	2,750	3,774	5.38%, 06/01/2020(d)	7,706	6,892
	Unitymedia Hessen GmbH & Co KG /				PDC Energy Inc
	Unitymedia NRW GmbH				7.75%, 10/15/2022	24,945	26,198
	5.50%, 01/15/2023 (d)		$16,650	17,358	QEP Resources Inc
	Unitymedia KabelBW GmbH				5.25%, 05/01/2023	13,091	12,731
	6.13%, 01/15/2025 (d)		7,640	7,974	RKI Exploration & Production LLC / RKI
	Univision Communications Inc				Finance Corp
	6.75%, 09/15/2022 (d)		4,516	5,013	8.50%, 08/01/2021(d)	19,702	19,259
	6.88%, 05/15/2019 (d)		6,735	7,080	Seadrill Ltd
	8.50%, 05/15/2021 (d)		14,896	16,125	6.13%, 09/15/2017(d)	27,540	26,796
	WideOpenWest Finance LLC /				Seventy Seven Energy Inc
	WideOpenWest Capital Corp				6.50%, 07/15/2022(d)	17,560	16,506
	13.38%, 10/15/2019		31,030	35,374	Triangle USA Petroleum Corp
	10.25%, 07/15/2019		3,180	3,490	6.75%, 07/15/2022(d)	12,355	10,811
				$262,675

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Real Estate - 0.47%
Ultra Petroleum Corp				Crescent Resources LLC / Crescent Ventures
6.13%, 10/01/2024 (d)		$15,395	$14,567	Inc
			$393,427	10.25%, 08/15/2017 (d)	$16,155	$17,690

Oil & Gas Services - 1.53%
CGG SA				REITS- 0.71%
5.88%, 05/15/2020 (d)	EUR	2,500	2,647	DuPont Fabros Technology LP
6.88%, 01/15/2022 (d)		$5,255	4,204	5.88%, 09/15/2021	8,065	8,388
Exterran Partners LP / EXLP Finance Corp				iStar Financial Inc
6.00%, 10/01/2022 (d)		7,955	7,637	3.88%, 07/01/2016	1,630	1,650
FTS International Inc				4.88%, 07/01/2018	7,230	7,212
6.25%, 05/01/2022 (d)		17,435	16,476	9.00%, 06/01/2017	8,295	9,311
Key Energy Services Inc						$26,561
6.75%, 03/01/2021		18,136	16,141
PHI Inc				Retail - 3.25%
				Building Materials Holding Corp
5.25%, 03/15/2019		10,570	10,442	9.00%, 09/15/2018(d)	7,575	8,162
			$57,547	Claire's Stores Inc
Packaging & Containers - 3.19%				7.75%, 06/01/2020(d)	2,460	1,722
Ardagh Finance Holdings SA				9.00%, 03/15/2019(d)	3,120	3,182
8.63%, PIK 8.63%, 06/15/2019 (d),(g)		6,760	6,912	Landry's Holdings II Inc
Ardagh Packaging Finance PLC / Ardagh				10.25%, 01/01/2018 (d)	18,155	18,881
Holdings USA Inc				Landry's Inc
3.23%, 12/15/2019 (d),(e)		14,000	13,685	9.38%, 05/01/2020(d)	10,805	11,548
6.00%, 06/30/2021 (d)		4,280	4,221	Michaels FinCo Holdings LLC / Michaels
7.00%, 11/15/2020 (d)		1,039	1,059	FinCo Inc
Berry Plastics Corp				7.50%, PIK 8.25%, 08/01/2018 (d),(g)	7,188	7,296
5.50%, 05/15/2022		15,005	15,061	Michaels Stores Inc
Beverage Packaging Holdings Luxembourg II				5.88%, 12/15/2020(d)	15,293	15,484
SA / Beverage Packaging Holdings II				Neiman Marcus Group LTD LLC
5.63%, 12/15/2016 (d)		4,845	4,857	8.75%, 10/15/2021(d)	11,355	12,150
6.00%, 06/15/2017 (d)		2,755	2,748	New Academy Finance Co LLC / New
Coveris Holdings SA				Academy Finance Corp
7.88%, 11/01/2019 (d)		5,040	5,292	8.00%, PIK 8.75%, 06/15/2018 (d),(g)	21,990	22,127
Crown Cork & Seal Co Inc				Petco Holdings Inc
7.38%, 12/15/2026		18,749	20,718	8.50%, PIK 9.25%, 10/15/2017 (d),(g)	9,525	9,573
Exopack Holding Corp				Suburban Propane Partners LP/Suburban
10.00%, 06/01/2018 (d)		9,875	10,616	Energy Finance Corp
Reynolds Group Issuer Inc / Reynolds Group				7.38%, 03/15/2020	11,525	12,015
Issuer LLC / Reynolds Group Issuer						$122,140
(Luxembourg) S.A.
7.13%, 04/15/2019		8,525	8,855	Savings & Loans - 0.00%
				Washington Mutual Bank / Henderson NV
7.88%, 08/15/2019		2,950	3,160	0.00%, 06/15/2011(a),(c)	3,500	—
9.00%, 04/15/2019		17,815	18,617	0.00%, 01/15/2013(a)	3,000	—
9.88%, 08/15/2019		4,078	4,430	0.00%, 01/15/2015(a),(e)	2,000	—
			$120,231			$—
Pharmaceuticals - 1.64%
Grifols Worldwide Operations Ltd				Software - 1.09%
5.25%, 04/01/2022 (d)		9,100	9,327	Activision Blizzard Inc
				5.63%, 09/15/2021(d)	17,765	18,898
Par Pharmaceutical Cos Inc				6.13%, 09/15/2023(d)	20,295	21,969
7.38%, 10/15/2020		12,350	13,122
Salix Pharmaceuticals Ltd						$40,867
6.00%, 01/15/2021 (d)		17,585	19,036	Telecommunications - 10.04%
Valeant Pharmaceuticals International Inc				Altice Financing SA
6.75%, 08/15/2018 (d)		3,000	3,191	6.50%, 01/15/2022(d)	5,830	5,990
7.50%, 07/15/2021 (d)		15,865	16,976	Altice Finco SA
			$61,652	8.13%, 01/15/2024(d)	1,200	1,263
				9.88%, 12/15/2020(d)	9,217	10,277
Pipelines - 1.29%				Altice SA
Energy Transfer Equity LP				7.75%, 05/15/2022(d)	19,895	20,890
5.88%, 01/15/2024		7,960	8,358	B Communications Ltd
Regency Energy Partners LP / Regency				7.38%, 02/15/2021 (d)	5,550	5,911
Energy Finance Corp				Digicel Group Ltd
5.00%, 10/01/2022		17,810	18,166	8.25%, 09/30/2020(d)	5,485	5,732
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 (e)		10,410	10,904	Digicel Ltd
				6.00%, 04/15/2021(d)	13,450	13,584
6.25%, 03/15/2022 (d)		8,915	9,606
				8.25%, 09/01/2017(d)	7,360	7,535
Targa Resources Partners LP / Targa				Eileme 2 AB
Resources Partners Finance Corp				11.63%, 01/31/2020 (d)	11,125	12,738
4.13%, 11/15/2019 (d)		1,505	1,528
				Frontier Communications Corp
			$48,562	6.25%, 09/15/2021	5,375	5,553

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)				Food Service (continued)
Goodman Networks Inc				FU JI Food and Catering Services Holdings
12.13%, 07/01/2018		$14,748	$15,780	Ltd (continued)
Intelsat Jackson Holdings SA				0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	$—
7.25%, 10/15/2020		24,500	26,154				$—
Intelsat Luxembourg SA
6.75%, 06/01/2018		5,000	5,175	Semiconductors - 0.66%
7.75%, 06/01/2021		5,430	5,674	Jazz Technologies Inc
				8.00%, 12/31/2018(d)		$22,173	24,848
Level 3 Communications Inc
11.88%, 02/01/2019		11,823	12,739
Level 3 Escrow II Inc				TOTAL CONVERTIBLE BONDS			$24,848
5.38%, 08/15/2022 (d)		7,935	8,074	SENIOR FLOATING RATE INTERESTS - Principal
Level 3 Financing Inc				7.29%	Amount (000's) Value (000's)
6.13%, 01/15/2021 (d)		5,720	5,999
				Building Materials - 0.25%
Matterhorn Financing & CY SCA				GYP Holdings III Corp, Term Loan B
9.00%, 04/15/2019 (d)	EUR	6,850	8,670	7.75%, 03/25/2022(e)		$9,515	$9,479
SoftBank Corp
4.50%, 04/15/2020 (d)		$28,380	28,735
Sprint Capital Corp				Chemicals - 0.46%
6.88%, 11/15/2028		7,235	7,036	AZ Chem US Inc, Term Loan
Sprint Communications Inc				7.50%, 06/10/2022(e)		12,993	12,966
6.00%, 11/15/2022		16,545	16,504	Emerald Performance Materials LLC, Term
7.00%, 08/15/2020		26,235	27,809	Loan
9.00%, 11/15/2018 (d)		12,425	14,615	7.75%, 07/22/2022(e)		4,475	4,397
Sprint Corp							$17,363
7.13%, 06/15/2024 (d)		10,240	10,522
7.88%, 09/15/2023 (d)		7,845	8,492	Consumer Products - 0.23%
				Dell International LLC, Term Loan B
T-Mobile USA Inc				4.50%, 03/24/2020(e)		8,529	8,536
6.00%, 03/01/2023		7,810	8,044
6.13%, 01/15/2022		4,110	4,259
6.25%, 04/01/2021		18,595	19,409	Electric - 0.44%
6.50%, 01/15/2024		4,025	4,216	Texas Competitive Electric Holdings Co LLC,
6.63%, 04/28/2021		12,140	12,792	Term Loan NONEXT
Virgin Media Finance PLC				4.68%, 10/10/2014(e)		22,873	16,540
6.00%, 10/15/2024 (d)		2,940	3,058
Wind Acquisition Finance SA				Electronics - 0.24%
4.75%, 07/15/2020 (d)		10,885	10,640
(d)				Isola USA Corp, Term Loan B
6.50%, 04/30/2020		300	312	9.25%, 11/29/2018(e)		9,121	9,098
7.38%, 04/23/2021 (d)		24,140	23,597
			$377,778
				Entertainment - 0.71%
Transportation - 2.71%				CCM Merger Inc, Term Loan B
AG Spring Finance II Ltd				4.50%, 07/30/2021(e)		16,020	15,920
9.50%, 06/01/2019 (d)	EUR	2,500	2,569
				Peninsula Gaming LLC, Term Loan B
Eletson Holdings				4.25%, 11/30/2017(e)		11,022	10,974
9.63%, 01/15/2022 (d)		$17,244	17,158
							$26,894
Hornbeck Offshore Services Inc
5.00%, 03/01/2021		9,820	8,740	Forest Products & Paper - 0.59%
Navios Maritime Acquisition Corp / Navios				Caraustar Industries Inc, Term Loan B
Acquisition Finance US Inc				7.50%, 04/26/2019(e)		11,837	11,878
8.13%, 11/15/2021 (d)		37,660	38,319	NewPage Corp, Term Loan B
Navios Maritime Holdings Inc / Navios				9.50%, 02/05/2021(e)		10,510	10,184
Maritime Finance II US Inc							$22,062
7.38%, 01/15/2022 (d)		16,245	16,326
Navios South American Logistics Inc / Navios				Healthcare - Products - 0.20%
				Accellent Inc, Term Loan
Logistics Finance US Inc				4.50%, 02/19/2021(e)		7,736	7,649
7.25%, 05/01/2022 (d)		12,220	12,312
Topaz Marine SA
8.63%, 11/01/2018 (d)		6,540	6,654	Healthcare - Services - 0.50%
			$102,078	MPH Acquisition Holdings LLC, Term Loan
				B
Trucking & Leasing - 0.22%				4.00%, 03/19/2021(e)		10,335	10,165
Jurassic Holdings III Inc				Radnet Management Inc, Term Loan B
6.88%, 02/15/2021 (d)		8,060	8,120
				8.00%, 03/25/2021(e)		8,770	8,683
							$18,848
TOTAL BONDS			$3,179,920
	Principal			Insurance - 0.53%
CONVERTIBLE BONDS - 0.66%	Amount (000's) Value (000's)			Asurion LLC, Term Loan
				8.50%, 02/19/2021(e)		19,585	19,884
Food Service - 0.00%
FU JI Food and Catering Services Holdings
Ltd				Internet - 0.02%
0.00%, 11/09/2009 (a),(c)	HKD	46,500	—	Zayo Group LLC, Term Loan B
				4.00%, 07/02/2019(e)		811	803

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal		(f) Security purchased on a when-issued basis.
(continued)	Amount (000's) Value (000's)		(g)	Payment in kind; the issuer has the option of paying additional securities
			in lieu of cash.
Lodging - 0.88%
Caesars Entertainment Operating Co Inc, Term
Loan B6B
6.99%, 01/28/2018 (e)	$27,001	$24,163	Portfolio Summary (unaudited)
Caesars Entertainment Operating Co Inc, Term			Sector	Percent
Loan B7			Communications	19.25%
9.75%, 03/01/2017 (e)	9,790	9,032	Consumer, Cyclical	13.74%
		$33,195	Energy	13.65%
Media- 0.56%			Financial	12.09%
Univision Communications Inc, Term Loan			Consumer, Non-cyclical	10.57%
C3			Industrial	9.15%
4.00%, 03/01/2020 (e)	3,260	3,224	Basic Materials	8.19%
Univision Communications Inc, Term Loan			Exchange Traded Funds	3.99%
C4			Technology	3.00%
4.00%, 03/01/2020 (e)	8,008	7,921	Utilities	2.82%
WideOpenWest Finance LLC, Term Loan B			Diversified	0.79%
4.75%, 03/27/2019 (e)	9,823	9,806	Other Assets in Excess of Liabilities, Net	2.76%
		$20,951	TOTAL NET ASSETS	100.00%

Mining - 0.12%
FMG Resources August 2006 Pty Ltd, Term
Loan B
3.75%, 06/30/2019 (e)	4,646	4,528

Oil & Gas - 0.37%
Seadrill Operating LP, Term Loan B
4.00%, 02/12/2021 (e)	9,937	9,376
Seventy Seven Operating LLC, Term Loan B
3.75%, 06/17/2021 (e)	4,534	4,418
		$13,794

Pharmaceuticals - 0.38%
Par Pharmaceutical Cos Inc, Term Loan B1
4.00%, 09/30/2019 (e)	14,540	14,310

REITS- 0.23%
iStar Financial Inc, Term Loan A2
7.00%, 03/19/2017 (e)	8,465	8,635

Retail - 0.21%
Michaels Stores Inc, Term Loan B
4.00%, 01/20/2028 (e)	7,885	7,740

Telecommunications - 0.37%
Altice Financing SA, Delay-Draw Term Loan
DD
5.50%, 07/03/2019 (e)	5,037	5,062
Integra Telecom Holdings Inc, Term Loan
9.75%, 02/19/2020 (e)	2,510	2,466
NTELOS Inc, Term Loan B
5.75%, 11/09/2019 (e)	6,485	6,475
		$14,003
TOTAL SENIOR FLOATING RATE INTERESTS		$274,312
Total Investments		$3,658,770
Other Assets in Excess of Liabilities, Net - 2.76%		$103,736
TOTAL NET ASSETS - 100.00%		$3,762,506

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$22,925 or 0.61% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,570,379 or 41.74% of net assets.
(e)	Variable Rate. Rate shown is in effect at October 31, 2014.

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2014

Exchange Cleared Credit Default Swaps

Sell Protection
		Implied
		Credit Spread			(Pay)/
		as of October			Receive Fixed	Expiration	Notional		Fair Value	Unrealized Appreciation/
	Reference Entity	31, 2014		(c)	Rate	Date	Amount (a)		(b)	(Depreciation)
	CDX.NA.HY.23		N/A		5.00%	12/20/2019		$25,000	$1,747		$198
	CDX.NA.HY.23		N/A		5.00%	12/20/2019		25,000	1,746		106
Total									$3,493		$304

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $50,000 .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

									Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date		Contracts to Deliver			In Exchange For		Fair Value		Asset	Liability
Brown Brothers Harriman & Co		12/19/2014	EUR		40,000,000		$51,844	$50,134		$1,710	$—
Total										$1,710	$—

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

COMMON STOCKS - 0.15%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Building Materials - 0.03%
US Concrete Inc (a)	19,229	$475		Aerospace & Defense - 0.29%
				Alliant Techsystems Inc
				5.25%, 10/01/2021(d)	$466	$474
Computers - 0.00%				B/E Aerospace Inc
Stratus Technologies Bermuda Ltd / Stratus	12,366	—		5.25%, 04/01/2022	647	720
Technologies Inc (a),(b),(c)				6.88%, 10/01/2020	464	502
				Kratos Defense & Security Solutions Inc
Diversified Financial Services - 0.01%				7.00%, 05/15/2019	1,831	1,794
Capmark Financial Group Inc (a),(c)	10,610,000	63		TransDigm Inc
Somerset Cayuga Holding Co Inc (a),(b),(c)	6,862	185		6.00%, 07/15/2022	1,019	1,031
		$248		6.50%, 07/15/2024	644	663
						$5,184
Electric - 0.03%
Dynegy Inc (a)	20,000	610		Airlines - 0.52%
				Continental Airlines 2003-ERJ1 Pass Through
				Trust
Forest Products & Paper - 0.07%				7.88%, 01/02/2020(c)	1,370	1,464
NewPage Group Inc (a),(b),(c)	14,145	1,273
				Continental Airlines 2004-ERJ1 Pass Through
				Trust
Packaging & Containers - 0.00%				9.56%, 09/01/2019(c)	325	362
Constar International (a),(b),(c)	9,689	—		Continental Airlines 2005-ERJ1 Pass Through
				Trust
				9.80%, 04/01/2021(c)	1,840	2,056
Retail - 0.01%				Continental Airlines 2006-ERJ1 Pass Through
Neebo Inc (a),(b)	20,064	105
(a),(b),(c)				Trust
Neebo Inc - Warrants	7,519	—		9.32%, 11/01/2019(c),(d)	198	222
Neebo Inc - Warrants (a),(b),(c)	3,508	—
				Continental Airlines 2012-3 Class C Pass Thru
		$105		Certificates
Transportation - 0.00%				6.13%, 04/29/2018(c)	845	892
General Maritime Corp (a),(b),(c)	974	11		Delta Air Lines 2007-1 Class B Pass Through
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		Trust
				8.02%, 08/10/2022(c)	453	525
		$11
TOTAL COMMON STOCKS		$2,722		Delta Air Lines 2012-1 Class B Pass Through
INVESTMENT COMPANIES - 3.33%	Shares Held	Value(000	's)	Trust
				6.88%, 05/07/2019(c),(d)	384	426
Publicly Traded Investment Fund - 3.33%				Northwest Airlines 2007-1 Class A Pass
Goldman Sachs Financial Square Funds -	59,644,025	59,644		Through Trust
Money Market Fund				7.03%, 11/01/2019(c)	1,801	2,053
				UAL 2007-1 Pass Through Trust
TOTAL INVESTMENT COMPANIES		$59,644		6.64%, 01/02/2024(c)	492	527
PREFERRED STOCKS - 0.33%	Shares Held	Value(000	's)	US Airways 2013-1 Class B Pass Through
				Trust
Computers - 0.00%				5.38%, 11/15/2021(c)	855	870
Stratus Technologies Bermuda Ltd / Stratus	2,814	—				$9,397
Technologies Inc (a),(b),(c)
				Automobile Manufacturers - 1.29%
Diversified Financial Services - 0.11%				Chrysler Group LLC / CG Co-Issuer Inc
Ally Financial Inc (d)	2,046	2,049		8.00%, 06/15/2019	4,838	5,182
				8.25%, 06/15/2021	10,484	11,716
				General Motors Co
Insurance - 0.22%				0.00%, 11/15/2015(a),(b),(c)	75	—
Hartford Financial Services Group Inc/The	19,400	587		0.00%, 11/15/2015(a),(b),(c)	100	—
XLIT Ltd	3,935	3,281		0.00%, 12/01/2020(a),(b),(c)	50	—
		$3,868		0.00%, 12/01/2020(a),(b),(c)	25	—
				0.00%, 07/15/2023(a),(b),(c)	1,000	—
Packaging & Containers - 0.00%				0.00%, 09/01/2025(a),(b),(c)	700	—
Constar International (a),(b),(c)	977	—
				0.00%, 05/01/2028(a),(b),(c)	150	—
				0.00%, 07/15/2033(a),(b),(c)	5,050	—
TOTAL PREFERRED STOCKS		$5,917		0.00%, 03/15/2036(a),(b),(c)	725	—
	Principal			3.50%, 10/02/2018	910	937
BONDS- 88.64%	Amount (000's)	Value(000	's)	6.25%, 10/02/2043	805	958
Advertising - 0.26%				Jaguar Land Rover Automotive PLC
Alliance Data Systems Corp				4.13%, 12/15/2018(d)	1,683	1,713
5.38%, 08/01/2022 (d)	$900	$914		4.25%, 11/15/2019(d)	816	820
				5.63%, 02/01/2023(d)	300	312
CBS Outdoor Americas Capital LLC / CBS
Outdoor Americas Capital Corp				JB Poindexter & Co Inc
5.25%, 02/15/2022 (d)	337	348		9.00%, 04/01/2022(d)	1,299	1,416
5.63%, 02/15/2024 (d)	1,250	1,303				$23,054
5.88%, 03/15/2025 (d)	400	420
				Automobile Parts & Equipment - 0.32%
Sitel LLC / Sitel Finance Corp				Goodyear Tire & Rubber Co/The
11.50%, 04/01/2018	1,242	1,090		6.50%, 03/01/2021	800	856
11.00%, 08/01/2017 (d)	545	561
				7.00%, 05/15/2022	3,170	3,447
		$4,636

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Automobile Parts & Equipment (continued)			Building Materials (continued)
	MPG Holdco I Inc			Headwaters Inc
	7.38%, 10/15/2022 (d)	$514	$540	7.25%, 01/15/2019	$482	$494
	Pittsburgh Glass Works LLC			Lafarge SA
	8.00%, 11/15/2018 (d)	894	939	7.13%, 07/15/2036	550	644
			$5,782	Masco Corp
				5.95%, 03/15/2022	370	407
Banks	- 2.61%			7.13%, 03/15/2020	48	55
	Bank of America Corp			Masonite International Corp
	5.13%, 12/29/2049 (e)	1,325	1,285
				8.25%, 04/15/2021(d)	1,460	1,562
	8.00%, 12/29/2049 (e)	1,908	2,054
	8.13%, 12/29/2049 (e)	1,015	1,101	Norbord Inc
				5.38%, 12/01/2020(d)	665	653
	Barclays Bank PLC			Unifrax I LLC / Unifrax Holding Co
	7.63%, 11/21/2022	1,330	1,449	7.50%, 02/15/2019(d)	500	508
	Barclays PLC			7.50%, 02/15/2019(d)	400	406
	8.25%, 12/29/2049 (e)	435	449
				US Concrete Inc
	CIT Group Inc			8.50%, 12/01/2018(d)	795	855
	3.88%, 02/19/2019	4,695	4,724	USG Corp
	5.00%, 05/15/2017	672	704	8.38%, 10/15/2018(d)	1,625	1,700
	5.00%, 08/15/2022	2,778	2,907	9.75%, 01/15/2018(e)	5,700	6,569
	5.25%, 03/15/2018	2,135	2,252	Vulcan Materials Co
	5.38%, 05/15/2020	4,372	4,672	7.50%, 06/15/2021	1,480	1,724
	5.50%, 02/15/2019 (d)	2,170	2,315
	6.63%, 04/01/2018 (d)	5,060	5,540			$28,581
	Citigroup Inc			Chemicals - 1.87%
	5.95%, 12/29/2049	871	866	Ashland Inc
	Credit Agricole SA			3.00%, 03/15/2016	688	695
	6.63%, 09/29/2049 (d),(e)	987	963	3.88%, 04/15/2018	846	860
	Goldman Sachs Group Inc/The			4.75%, 08/15/2022(e)	1,737	1,750
	5.70%, 12/29/2049 (e)	868	888	Axalta Coating Systems US Holdings Inc /
	Royal Bank of Scotland Group PLC			Axalta Coating Systems Dutch Holding B
	6.00%, 12/19/2023	1,555	1,674	7.38%, 05/01/2021(d)	1,495	1,618
	6.10%, 06/10/2023	1,427	1,543	Axiall Corp
	6.13%, 12/15/2022	3,656	3,958	4.88%, 05/15/2023	1,007	977
	Royal Bank of Scotland PLC/The			Basell Finance Co BV
	9.50%, 03/16/2022 (e)	1,465	1,674	8.10%, 03/15/2027(d)	825	1,106
	Sophia Holding Finance LP / Sophia Holding			Celanese US Holdings LLC
	Finance Inc			4.63%, 11/15/2022	905	912
	9.63%, PIK 9.63%, 12/01/2018 (d),(f)	2,180	2,218	Eagle Spinco Inc
	Wachovia Capital Trust III			4.63%, 02/15/2021	1,023	992
	5.57%, 03/29/2049 (e)	434	420	Huntsman International LLC
	Wells Fargo & Co			4.88%, 11/15/2020	3,535	3,562
	5.90%, 12/29/2049 (e)	1,512	1,555	5.13%, 11/15/2022(d),(g)	382	384
	7.98%, 12/31/2049 (e)	1,500	1,653	8.63%, 03/15/2020	860	923
			$46,864	8.63%, 03/15/2021	3,310	3,608
				LyondellBasell Industries NV
	Beverages - 0.30%			5.00%, 04/15/2019	400	441
	Constellation Brands Inc			6.00%, 11/15/2021	750	878
	3.75%, 05/01/2021	229	229	Momentive Performance - Escrow
	3.88%, 11/15/2019 (g)	500	508
				0.00%, 10/15/2020(a),(b),(c)	800	—
	4.25%, 05/01/2023	1,961	1,971	Momentive Performance Materials Inc
	4.75%, 11/15/2024 (g)	1,100	1,124
				3.88%, 10/24/2021	800	692
	6.00%, 05/01/2022	295	330	NOVA Chemicals Corp
	Crestview DS Merger Sub II Inc			5.00%, 05/01/2025(d)	1,223	1,263
	10.00%, 09/01/2021	1,156	1,277	Nufarm Australia Ltd
			$5,439	6.38%, 10/15/2019(d)	725	729
	Building Materials - 1.59%			Olin Corp
	Building Materials Corp of America			5.50%, 08/15/2022	900	929
	5.38%, 11/15/2024 (d),(g)	1,000	1,002	PolyOne Corp
	6.75%, 05/01/2021 (d)	1,625	1,743	5.25%, 03/15/2023	1,889	1,894
	CEMEX Espana SA/Luxembourg			7.38%, 09/15/2020	1,257	1,332
	9.88%, 04/30/2019 (d)	2,455	2,738	PQ Corp
	Cemex Finance LLC			8.75%, 05/01/2018(d)	5,010	5,311
	6.00%, 04/01/2024 (d)	581	592	Rain CII Carbon LLC / CII Carbon Corp
	9.38%, 10/12/2022 (d)	220	254	8.00%, 12/01/2018(d)	830	855
	Cemex SAB de CV			8.25%, 01/15/2021(d)	710	724
	5.70%, 01/11/2025 (d)	2,655	2,601	Rayonier AM Products Inc
	6.50%, 12/10/2019 (d)	125	134	5.50%, 06/01/2024(d)	359	339
	7.25%, 01/15/2021 (d)	2,213	2,387	WR Grace & Co-Conn
	Griffon Corp			5.13%, 10/01/2021(d)	576	600
	5.25%, 03/01/2022	466	449	5.63%, 10/01/2024(d)	192	202
	Hardwoods Acquisition Inc					$33,576
	7.50%, 08/01/2021 (d)	1,093	1,104

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Coal	- 0.96%			Commercial Services (continued)
	Alpha Natural Resources Inc			Mustang Merger Corp
	6.00%, 06/01/2019	$5,771	$2,885	8.50%, 08/15/2021(d)	$383	$387
	6.25%, 06/01/2021	5,955	2,829	Quad/Graphics Inc
	9.75%, 04/15/2018	680	444	7.00%, 05/01/2022(d)	700	672
	Cloud Peak Energy Resources LLC / Cloud			RR Donnelley & Sons Co
	Peak Energy Finance Corp			6.00%, 04/01/2024	1,875	1,875
	6.38%, 03/15/2024	835	818	6.50%, 11/15/2023	1,370	1,418
	Consol Energy Inc			7.00%, 02/15/2022	2,470	2,643
	5.88%, 04/15/2022 (d)	6,395	6,491	7.25%, 05/15/2018	1,783	1,997
	6.38%, 03/01/2021	800	828	7.63%, 06/15/2020	2,525	2,815
	8.25%, 04/01/2020	390	411	7.88%, 03/15/2021	3,365	3,786
	Peabody Energy Corp			8.25%, 03/15/2019	2,275	2,668
	6.25%, 11/15/2021	1,826	1,729	Service Corp International/US
	Westmoreland Coal Co / Westmoreland			5.38%, 05/15/2024	2,335	2,405
	Partners			8.00%, 11/15/2021	440	517
	10.75%, 02/01/2018	800	838	ServiceMaster Co/The
			$17,273	7.00%, 08/15/2020	2,927	3,095
				8.00%, 02/15/2020	4,908	5,239
	Commercial Services - 4.13%			Speedy Cash Intermediate Holdings Corp
	ACE Cash Express Inc			10.75%, 05/15/2018 (d)	475	469
	11.00%, 02/01/2019 (d)	1,551	1,109
				United Rentals North America Inc
	ADT Corp/The			5.75%, 11/15/2024	170	178
	3.50%, 07/15/2022	289	259	6.13%, 06/15/2023	4,959	5,337
	4.13%, 04/15/2019	325	322	7.38%, 05/15/2020	1,345	1,459
	4.13%, 06/15/2023	2,590	2,383	8.25%, 02/01/2021	3,015	3,286
	6.25%, 10/15/2021	1,390	1,460	8.38%, 09/15/2020	875	947
	Anna Merger Sub Inc					$73,976
	7.75%, 10/01/2022 (d)	2,075	2,114
	APX Group Inc			Computers - 0.52%
	6.38%, 12/01/2019	890	874	iGATE Corp
	8.75%, 12/01/2020	5,135	4,442	4.75%, 04/15/2019	760	758
	8.75%, 12/01/2020 (d)	695	601	IHS Inc
	Ashtead Capital Inc			5.00%, 11/01/2022(d)	1,310	1,330
	6.50%, 07/15/2022 (d)	775	837	Seagate HDD Cayman
	Avis Budget Car Rental LLC / Avis Budget			3.75%, 11/15/2018(d)	775	798
	Finance Inc			4.75%, 06/01/2023	608	627
	4.88%, 11/15/2017	362	373	SunGard Data Systems Inc
	5.13%, 06/01/2022 (d)	1,045	1,033	6.63%, 11/01/2019	953	987
	9.75%, 03/15/2020	472	520	7.38%, 11/15/2018	444	463
	Cardtronics Inc			7.63%, 11/15/2020	4,082	4,352
	5.13%, 08/01/2022 (d)	1,050	1,045			$9,315
	Cenveo Corp
	6.00%, 08/01/2019 (d)	970	934	Consumer Products - 0.11%
	8.50%, 09/15/2022 (d)	820	754	Spectrum Brands Inc
	Ceridian LLC			6.63%, 11/15/2022	825	885
	8.88%, 07/15/2019 (d)	1,859	2,054	6.75%, 03/15/2020	1,025	1,084
	Ceridian LLC / Comdata Inc					$1,969
	8.13%, 11/15/2017 (d)	1,805	1,805	Cosmetics & Personal Care - 0.05%
	Deluxe Corp			Revlon Consumer Products Corp
	7.00%, 03/15/2019	476	500	5.75%, 02/15/2021(e)	825	825
	FTI Consulting Inc
	6.75%, 10/01/2020	750	791
	Garda World Security Corp			Distribution & Wholesale - 0.27%
	7.25%, 11/15/2021 (d)	1,580	1,572	Global Partners LP / GLP Finance Corp
				6.25%, 07/15/2022(d)	315	312
	Harland Clarke Holdings Corp
	6.88%, 03/01/2020 (d)	260	267	H&E Equipment Services Inc
	9.25%, 03/01/2021 (d)	445	451	7.00%, 09/01/2022	1,219	1,301
	9.75%, 08/01/2018 (d)	900	965	HD Supply Inc
	Hertz Corp/The			7.50%, 07/15/2020	1,033	1,100
	5.88%, 10/15/2020	1,075	1,083	8.13%, 04/15/2019	790	853
	6.25%, 10/15/2022	570	581	VWR Funding Inc
	6.75%, 04/15/2019	337	351	7.25%, 09/15/2017	1,155	1,213
	7.38%, 01/15/2021	525	555			$4,779
	Jaguar Holding Co II / Jaguar Merger Sub Inc			Diversified Financial Services - 5.74%
	9.50%, 12/01/2019 (d)	1,125	1,207
				AerCap Ireland Capital Ltd / AerCap Global
	Lender Processing Services Inc / Black Knight			Aviation Trust
	Lending Solutions Inc			3.75%, 05/15/2019(d)	3,620	3,593
	5.75%, 04/15/2023	675	716	4.50%, 05/15/2021(d)	3,470	3,505
	Live Nation Entertainment Inc			Aircastle Ltd
	5.38%, 06/15/2022 (d)	320	321
	7.00%, 09/01/2020 (d)	474	504	4.63%, 12/15/2018	3,475	3,527
				6.25%, 12/01/2019	1,117	1,190

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Ally Financial Inc			Dynegy Roseton LLC / Dynegy Danskammer
2.75%, 01/30/2017	$3,570	$3,574	LLC Pass Through Trust Series B
4.75%, 09/10/2018	70	73	0.00%, 11/08/2016(a),(b),(c)	$2,773	$—
5.13%, 09/30/2024	665	692	GenOn Energy Inc
5.50%, 02/15/2017	1,403	1,492	7.88%, 06/15/2017	1,500	1,519
6.25%, 12/01/2017	4,657	5,077	9.88%, 10/15/2020	2,210	2,293
7.50%, 09/15/2020	1,729	2,058	InterGen NV
8.00%, 03/15/2020	8,424	10,130	7.00%, 06/30/2023(d)	643	616
8.00%, 11/01/2031	1,761	2,241	IPALCO Enterprises Inc
CNG Holdings Inc/OH			5.00%, 05/01/2018	1,150	1,219
9.38%, 05/15/2020 (d)	1,555	1,170	NRG Energy Inc
Denali Borrower LLC / Denali Finance Corp			6.25%, 07/15/2022	3,590	3,752
5.63%, 10/15/2020 (d)	2,654	2,815	6.25%, 05/01/2024(d)	1,000	1,032
E*TRADE Financial Corp			6.63%, 03/15/2023	1,143	1,206
6.38%, 11/15/2019	1,240	1,322	7.63%, 01/15/2018	4,390	4,928
General Motors Financial Co Inc			7.88%, 05/15/2021	8,029	8,711
3.25%, 05/15/2018	874	893	8.25%, 09/01/2020	4,910	5,309
4.38%, 09/25/2021	2,480	2,598	RJS Power Holdings LLC
Icahn Enterprises LP / Icahn Enterprises			5.13%, 07/15/2019(d)	2,966	2,951
Finance Corp			Texas Competitive Electric Holdings Co LLC
3.50%, 03/15/2017	5,090	5,065	/ TCEH Finance Inc
4.88%, 03/15/2019	2,380	2,421	0.00%, 10/01/2020(a),(d),(e)	1,075	863
5.88%, 02/01/2022	1,764	1,813			$48,773
ILFC E-Capital Trust I
4.84%, 12/21/2065 (d),(e)	4,533	4,295	Electrical Components & Equipment - 0.08%
ILFC E-Capital Trust II			Belden Inc
			5.25%, 07/15/2024(d)	300	295
6.25%, 12/21/2065 (d),(e)	577	558
International Lease Finance Corp			International Wire Group Holdings Inc
			8.50%, 10/15/2017(d)	1,093	1,162
3.88%, 04/15/2018	1,030	1,033
4.63%, 04/15/2021	2,672	2,705			$1,457
6.25%, 05/15/2019	4,020	4,397	Electronics - 0.20%
8.25%, 12/15/2020	3,677	4,412	Flextronics International Ltd
8.63%, 01/15/2022	3,809	4,723	5.00%, 02/15/2023	1,635	1,668
8.75%, 03/15/2017 (e)	2,225	2,503	Sanmina Corp
8.88%, 09/01/2017	3,095	3,559	4.38%, 06/01/2019(d)	603	604
Nationstar Mortgage LLC / Nationstar Capital			Viasystems Inc
Corp			7.88%, 05/01/2019(d)	1,251	1,326
6.50%, 07/01/2021	232	216			$3,598
7.88%, 10/01/2020	327	322
9.63%, 05/01/2019	386	420	Engineering & Construction - 0.44%
Navient Corp			AECOM Technology Corp
4.88%, 06/17/2019	7,655	7,770	5.75%, 10/15/2022(d)	1,144	1,204
5.50%, 01/15/2019	2,375	2,463	5.88%, 10/15/2024(d)	1,630	1,724
6.13%, 03/25/2024	2,530	2,612	Dycom Investments Inc
Neuberger Berman Group LLC/Neuberger			7.13%, 01/15/2021	750	788
Berman Finance Corp			MasTec Inc
5.63%, 03/15/2020 (d)	740	773	4.88%, 03/15/2023	1,200	1,146
5.88%, 03/15/2022 (d)	500	530	SBA Communications Corp
Walter Investment Management Corp			4.88%, 07/15/2022(d)	970	955
7.88%, 12/15/2021 (d)	4,620	4,343	Tutor Perini Corp
		$102,883	7.63%, 11/01/2018	2,035	2,106
					$7,923
Electric - 2.72%
AES Corp/VA			Entertainment - 2.58%
5.50%, 03/15/2024	2,123	2,171	AMC Entertainment Inc
Calpine Corp			5.88%, 02/15/2022	1,385	1,413
0.00%, 07/15/2013 (a),(b),(c)	1,500	—	Cedar Fair LP / Canada's Wonderland Co /
5.38%, 01/15/2023	712	719	Magnum Management Corp
5.75%, 01/15/2025	708	717	5.25%, 03/15/2021	1,800	1,809
5.88%, 01/15/2024 (d)	1,688	1,815	5.38%, 06/01/2024(d)	375	375
6.00%, 01/15/2022 (d)	1,460	1,573	Chukchansi Economic Development
7.88%, 01/15/2023 (d)	1,534	1,699	Authority
Dynegy Finance I Inc / Dynegy Finance II			10.25%, 05/30/2020 (d)	1,268	717
Inc			DreamWorks Animation SKG Inc
6.75%, 11/01/2019 (d)	3,180	3,291	6.88%, 08/15/2020(d)	770	805
7.38%, 11/01/2022 (d)	1,195	1,264	GLP Capital LP / GLP Financing II Inc
7.63%, 11/01/2024 (d)	390	413	4.38%, 11/01/2018	1,340	1,377
Dynegy Holdings Inc			4.88%, 11/01/2020	5,240	5,450
0.00%, 06/01/2015 (a),(b),(c)	100	—	5.38%, 11/01/2023	1,210	1,274
0.00%, 06/01/2019 (a),(b),(c)	3,158	—	Graton Economic Development Authority
0.00%, 10/15/2026 (a),(b),(c)	92	—	9.63%, 09/01/2019(d)	4,310	4,827
Dynegy Inc			Isle of Capri Casinos Inc
5.88%, 06/01/2023	727	712	5.88%, 03/15/2021	2,180	2,234

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Entertainment (continued)				Forest Products & Paper (continued)
Isle of Capri Casinos Inc	(continued)			Clearwater Paper Corp
8.88%, 06/15/2020		$2,790	$2,985	4.50%, 02/01/2023	$370	$361
Mohegan Tribal Gaming Authority				5.38%, 02/01/2025(d)	750	759
9.75%, 09/01/2021		6,275	6,463			$1,471
11.00%, 09/15/2018 (d)		1,370	1,356
Peninsula Gaming LLC / Peninsula Gaming				Gas- 0.08%
Corp				AmeriGas Partners LP/AmeriGas Finance
8.38%, 02/15/2018 (d)		2,755	2,907	Corp
Pinnacle Entertainment Inc				6.25%, 08/20/2019	500	522
6.38%, 08/01/2021		1,825	1,953	NGL Energy Partners LP / NGL Energy
7.50%, 04/15/2021		1,810	1,932	Finance Corp
				5.13%, 07/15/2019(d)	281	283
7.75%, 04/01/2022		1,885	2,059	6.88%, 10/15/2021(d)	516	548
Regal Entertainment Group
5.75%, 03/15/2022		275	269			$1,353
5.75%, 06/15/2023		825	792	Hand & Machine Tools - 0.06%
5.75%, 02/01/2025		430	406	Milacron LLC / Mcron Finance Corp
Scientific Games International Inc				7.75%, 02/15/2021(d)	1,040	1,082
6.63%, 05/15/2021 (d)		560	445
Seneca Gaming Corp
8.25%, 12/01/2018 (d)		805	841	Healthcare - Products - 0.92%
Shingle Springs Tribal Gaming Authority				Alere Inc
9.75%, 09/01/2021 (d)		715	795	6.50%, 06/15/2020	608	626
WMG Acquisition Corp				7.25%, 07/01/2018	500	533
5.63%, 04/15/2022 (d)		1,000	1,005	Biomet Inc
6.75%, 04/15/2022 (d)		1,805	1,778	6.50%, 08/01/2020	2,135	2,284
			$46,267	6.50%, 10/01/2020	1,365	1,443
				ConvaTec Finance International SA
Environmental Control - 0.09%				8.25%, PIK 9.00%, 01/15/2019 (d),(f)	511	522
Casella Waste Systems Inc				ConvaTec Healthcare E SA
7.75%, 02/15/2019		1,195	1,219	10.50%, 12/15/2018 (d)	2,255	2,390
Covanta Holding Corp				DJO Finance LLC / DJO Finance Corp
5.88%, 03/01/2024		400	413	9.88%, 04/15/2018	1,495	1,574
			$1,632	Fresenius US Finance II Inc
				4.25%, 02/01/2021(d)	2,060	2,124
Food- 1.96%				Halyard Health Inc
Albertsons Holdings LLC/Saturn Acquisition				6.25%, 10/15/2022(d)	320	327
Merger Sub Inc
7.75%, 10/15/2022 (d)		2,290	2,256	Hologic Inc
Bumble Bee Holdings Inc				6.25%, 08/01/2020	1,245	1,309
9.00%, 12/15/2017 (d)		3,273	3,428	Mallinckrodt International Finance SA
				3.50%, 04/15/2018	136	134
Darling Ingredients Inc				4.75%, 04/15/2023	1,104	1,060
5.38%, 01/15/2022		2,595	2,601
HJ Heinz Co				Mallinckrodt International Finance SA /
				Mallinckrodt CB LLC
4.25%, 10/15/2020		2,212	2,234	5.75%, 08/01/2022(d)	1,470	1,540
Ingles Markets Inc				Teleflex Inc
5.75%, 06/15/2023		780	796	5.25%, 06/15/2024(d)	585	594
JBS USA LLC / JBS USA Finance Inc
5.88%, 07/15/2024 (d)		1,796	1,805			$16,460
7.25%, 06/01/2021 (d)		3,467	3,692	Healthcare - Services - 5.96%
7.25%, 06/01/2021 (d)		2,477	2,638	Acadia Healthcare Co Inc
8.25%, 02/01/2020 (d)		1,193	1,277	5.13%, 07/01/2022(d)	580	576
Pilgrim's Pride Corp				6.13%, 03/15/2021	456	472
7.88%, 12/15/2018		401	418	Amsurg Corp
Post Holdings Inc				5.63%, 11/30/2020	1,075	1,107
6.00%, 12/15/2022 (d)		4,230	4,082	5.63%, 07/15/2022(d)	2,885	2,989
6.75%, 12/01/2021 (d)		1,664	1,662	Centene Corp
Smithfield Foods Inc				4.75%, 05/15/2022	245	248
5.25%, 08/01/2018 (d)		1,620	1,669	CHS/Community Health Systems Inc
5.88%, 08/01/2021 (d)		3,426	3,632	5.13%, 08/15/2018	1,890	1,965
6.63%, 08/15/2022		1,600	1,744	5.13%, 08/01/2021	1,885	1,970
7.75%, 07/01/2017		760	847	6.88%, 02/01/2022(d)	5,925	6,384
WhiteWave Foods Co/The				7.13%, 07/15/2020	1,325	1,434
5.38%, 10/01/2022		275	289	8.00%, 11/15/2019	2,335	2,522
			$35,070	DaVita HealthCare Partners Inc
				5.13%, 07/15/2024	4,150	4,233
Food Service - 0.10%				5.75%, 08/15/2022	2,985	3,164
Aramark Services Inc				6.63%, 11/01/2020	1,165	1,219
5.75%, 03/15/2020		1,660	1,735	Envision Healthcare Corp
				5.13%, 07/01/2022(d)	2,065	2,091
Forest Products & Paper - 0.08%				Fresenius Medical Care US Finance II Inc
Cascades Inc				4.13%, 10/15/2020(d)	1,605	1,610
5.50%, 07/15/2022 (d)		355	351	4.75%, 10/15/2024(d)	1,310	1,314
				5.63%, 07/31/2019(d)	1,664	1,783

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)			Home Builders (continued)
Fresenius Medical Care US Finance II			Meritage Homes Corp (continued)
Inc (continued)			7.15%, 04/15/2020	$315	$347
5.88%, 01/31/2022 (d)	$1,750	$1,908	Ryland Group Inc/The
Fresenius Medical Care US Finance Inc			5.38%, 10/01/2022	1,485	1,455
5.75%, 02/15/2021 (d)	905	972	Standard Pacific Corp
6.50%, 09/15/2018 (d)	3,020	3,345	8.38%, 01/15/2021	1,135	1,325
HCA Holdings Inc			10.75%, 09/15/2016	566	650
6.25%, 02/15/2021	1,850	1,991	Taylor Morrison Communities Inc / Monarch
HCA Inc			Communities Inc
3.75%, 03/15/2019	750	752	5.25%, 04/15/2021(d)	2,980	3,001
4.25%, 10/15/2019	2,965	3,013	WCI Communities Inc
4.75%, 05/01/2023	1,270	1,290	6.88%, 08/15/2021	741	749
5.00%, 03/15/2024	3,869	3,990	6.88%, 08/15/2021(d)	271	274
5.25%, 04/15/2025	970	1,005			$22,071
5.88%, 03/15/2022	1,519	1,667
5.88%, 05/01/2023	2,095	2,252	Insurance - 0.35%
6.50%, 02/15/2020	4,955	5,531	A-S Co-Issuer Subsidiary Inc / A-S Merger
7.05%, 12/01/2027	465	481	Sub LLC
			7.88%, 12/15/2020(d)	765	788
7.50%, 02/15/2022	2,005	2,328
7.69%, 06/15/2025	1,430	1,616	Fidelity & Guaranty Life Holdings Inc
			6.38%, 04/01/2021(d)	750	795
8.00%, 10/01/2018	1,200	1,377
HealthSouth Corp			Hartford Financial Services Group Inc/The
			8.13%, 06/15/2068(e)	610	708
5.75%, 11/01/2024	228	239
IASIS Healthcare LLC / IASIS Capital Corp			Liberty Mutual Group Inc
			7.80%, 03/07/2087(d)	1,436	1,680
8.38%, 05/15/2019	7,970	8,409
inVentiv Health Inc			Prudential Financial Inc
			5.63%, 06/15/2043(e)	788	817
9.00%, 01/15/2018 (d)	409	424
LifePoint Hospitals Inc			USI Inc/NY
			7.75%, 01/15/2021(d)	1,516	1,535
5.50%, 12/01/2021 (d)	728	763
MPH Acquisition Holdings LLC					$6,323
6.63%, 04/01/2022 (d)	2,130	2,228	Internet - 0.30%
National Mentor Holdings Inc			CyrusOne LP / CyrusOne Finance Corp
12.50%, 02/15/2018 (d)	283	299	6.38%, 11/15/2022	885	932
Tenet Healthcare Corp			IAC/InterActiveCorp
4.38%, 10/01/2021	670	666	4.88%, 11/30/2018	1,140	1,174
4.50%, 04/01/2021	750	752	Netflix Inc
4.75%, 06/01/2020	700	716	5.75%, 03/01/2024(d)	680	712
5.00%, 03/01/2019 (d)	1,381	1,383	Ymobile Corp
5.50%, 03/01/2019 (d)	705	721	8.25%, 04/01/2018(d)	1,124	1,186
6.00%, 10/01/2020	2,743	2,949	Zayo Group LLC / Zayo Capital Inc
6.25%, 11/01/2018	4,858	5,277	10.13%, 07/01/2020	1,240	1,376
6.75%, 02/01/2020	2,365	2,501			$5,380
6.88%, 11/15/2031	1,195	1,171
8.00%, 08/01/2020	1,184	1,261	Iron & Steel - 1.62%
8.13%, 04/01/2022	4,413	5,059	AK Steel Corp
United Surgical Partners International Inc			8.75%, 12/01/2018	995	1,087
9.00%, 04/01/2020	2,735	2,954	APERAM
Universal Health Services Inc			7.75%, 04/01/2018(d)	2,000	2,070
3.75%, 08/01/2019 (d)	178	179	ArcelorMittal
4.75%, 08/01/2022 (d)	259	264	5.75%, 08/05/2020(e)	6,014	6,382
		$106,814	6.13%, 06/01/2018	1,390	1,487
			6.75%, 02/25/2022	5,140	5,706
Home Builders - 1.23%			7.50%, 10/15/2039	4,465	4,766
Brookfield Residential Properties Inc /			10.35%, 06/01/2019 (e)	2,545	3,143
Brookfield Residential US Corp			Commercial Metals Co
6.13%, 07/01/2022 (d)	628	667	6.50%, 07/15/2017	455	489
DR Horton Inc			7.35%, 08/15/2018	1,000	1,110
4.38%, 09/15/2022	1,545	1,526	Signode Industrial Group Lux SA/Signode
5.75%, 08/15/2023	2,870	3,060	Industrial Group US Inc
K Hovnanian Enterprises Inc			6.38%, 05/01/2022(d)	600	582
7.00%, 01/15/2019 (d)	504	491	Steel Dynamics Inc
9.13%, 11/15/2020 (d)	285	309	5.13%, 10/01/2021(d)	275	285
11.88%, 10/15/2015	805	866	5.25%, 04/15/2023	325	341
Lennar Corp			5.50%, 10/01/2024(d)	220	233
4.50%, 06/15/2019	395	402	6.13%, 08/15/2019	390	419
4.75%, 12/15/2017	1,865	1,949	6.38%, 08/15/2022	320	348
4.75%, 11/15/2022 (e)	2,575	2,536	7.63%, 03/15/2020	500	528
6.95%, 06/01/2018	656	730			$28,976
12.25%, 06/01/2017	255	312
M/I Homes Inc			Leisure Products & Services - 0.07%
8.63%, 11/15/2018	702	733	Viking Cruises Ltd
Meritage Homes Corp			8.50%, 10/15/2022(d)	1,217	1,317
7.00%, 04/01/2022	635	689

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Lodging - 1.44%			Media (continued)
	Downstream Development Authority of the			CSC Holdings LLC
	Quapaw Tribe of Oklahoma			6.75%, 11/15/2021	$1,680	$1,869
	10.50%, 07/01/2019 (d)	$435	$463	7.63%, 07/15/2018	1,165	1,319
	Hilton Worldwide Finance LLC / Hilton			Cumulus Media Holdings Inc
	Worldwide Finance Corp			7.75%, 05/01/2019	3,945	4,044
	5.63%, 10/15/2021 (d)	710	748	DISH DBS Corp
	MGM Resorts International			4.25%, 04/01/2018	1,987	2,037
	6.75%, 10/01/2020	1,000	1,097	5.00%, 03/15/2023	882	879
	7.75%, 03/15/2022	2,500	2,881	5.13%, 05/01/2020	3,698	3,846
	8.63%, 02/01/2019	2,750	3,184	5.88%, 07/15/2022	437	463
	10.00%, 11/01/2016	1,230	1,393	6.75%, 06/01/2021	7,128	7,912
	MTR Gaming Group Inc			7.88%, 09/01/2019	170	197
	11.50%, 08/01/2019	3,945	4,330	Gannett Co Inc
	Seminole Hard Rock Entertainment Inc /			4.88%, 09/15/2021(d)	710	716
	Seminole Hard Rock International LLC			5.13%, 10/15/2019	3,080	3,203
	5.88%, 05/15/2021 (d)	1,305	1,285	5.13%, 07/15/2020	1,805	1,868
	Station Casinos LLC			5.50%, 09/15/2024(d)	880	909
	7.50%, 03/01/2021	4,260	4,452	6.38%, 10/15/2023	1,465	1,575
	Studio City Finance Ltd			7.13%, 09/01/2018	4,780	4,965
	8.50%, 12/01/2020 (d)	1,675	1,817	Gray Television Inc
	Wynn Las Vegas LLC / Wynn Las Vegas			7.50%, 10/01/2020	935	978
	Capital Corp			iHeartCommunications Inc
	7.75%, 08/15/2020	1,781	1,915	6.88%, 06/15/2018	853	774
	Wynn Macau Ltd			7.25%, 10/15/2027	505	419
	5.25%, 10/15/2021 (d)	2,150	2,150	9.00%, 12/15/2019	2,652	2,680
			$25,715	9.00%, 03/01/2021	862	862
				11.25%, 03/01/2021	7,399	7,824
	Machinery - Construction & Mining - 0.21%			10.00%, 01/15/2018	2,565	2,143
	BlueLine Rental Finance Corp			Liberty Interactive LLC
	7.00%, 02/01/2019 (d)	1,610	1,695
				8.25%, 02/01/2030	750	818
	Terex Corp			Nielsen Finance LLC / Nielsen Finance Co
	6.00%, 05/15/2021	1,105	1,149	5.00%, 04/15/2022(d)	4,711	4,782
	6.50%, 04/01/2020	950	1,000	Numericable Group SA
			$3,844	4.88%, 05/15/2019(d)	3,975	3,965
	Machinery - Diversified - 0.49%			6.00%, 05/15/2022(d)	7,432	7,599
	Briggs & Stratton Corp			6.25%, 05/15/2024(d)	2,567	2,640
	6.88%, 12/15/2020	775	854	Quebecor Media Inc
	Case New Holland Industrial Inc			5.75%, 01/15/2023	590	608
	7.88%, 12/01/2017	3,580	4,018	Quebecor World PLC
	Columbus McKinnon Corp/NY			0.00%, 01/15/2015(a),(b),(c)	480	1
	7.88%, 02/01/2019	750	784	0.00%, 11/15/2025(a),(b),(c)	1,075	3
	Manitowoc Co Inc/The			0.00%, 08/01/2027(a),(b),(c)	830	2
	8.50%, 11/01/2020	1,650	1,786	Radio One Inc
	Zebra Technologies Corp			9.25%, 02/15/2020(d)	300	298
	7.25%, 10/15/2022 (d)	1,191	1,254	RCN Telecom Services LLC / RCN Capital
			$8,696	Corp
				8.50%, 08/15/2020(d)	713	747
Media	- 7.94%			Sinclair Television Group Inc
	AMC Networks Inc			5.38%, 04/01/2021	1,541	1,545
	7.75%, 07/15/2021	1,362	1,485	5.63%, 08/01/2024(d)	585	578
	Cablevision Systems Corp			6.13%, 10/01/2022	630	652
	8.00%, 04/15/2020	4,237	4,851	6.38%, 11/01/2021	175	182
	CCO Holdings LLC / CCO Holdings Capital			Sirius XM Radio Inc
	Corp			4.25%, 05/15/2020(d)	1,815	1,805
	5.13%, 02/15/2023	475	474	4.63%, 05/15/2023(d)	1,200	1,158
	5.25%, 09/30/2022	2,910	2,928	5.75%, 08/01/2021(d)	800	830
	6.50%, 04/30/2021	5,015	5,291	5.88%, 10/01/2020(d)	62	65
	7.00%, 01/15/2019	315	328	6.00%, 07/15/2024(d)	973	1,014
	8.13%, 04/30/2020	2,380	2,523	Unitymedia Hessen GmbH & Co KG /
	CCOH Safari LLC			Unitymedia NRW GmbH
	5.50%, 12/01/2022 (g)	1,399	1,413	5.50%, 01/15/2023(d)	600	626
	5.75%, 12/01/2024 (g)	3,148	3,166	Unitymedia KabelBW GmbH
	Cequel Communications Holdings I LLC /			6.13%, 01/15/2025(d)	607	634
	Cequel Capital Corp			Univision Communications Inc
	5.13%, 12/15/2021 (d)	2,205	2,153	5.13%, 05/15/2023(d)	925	976
	5.13%, 12/15/2021 (d)	707	690	6.75%, 09/15/2022(d)	4,987	5,536
	6.38%, 09/15/2020 (d)	3,442	3,588	6.88%, 05/15/2019(d)	5,265	5,535
	Clear Channel Worldwide Holdings Inc			7.88%, 11/01/2020(d)	1,500	1,622
	6.50%, 11/15/2022	2,122	2,186	8.50%, 05/15/2021(d)	925	1,001
	6.50%, 11/15/2022	5,598	5,794	Videotron Ltd
	7.63%, 03/15/2020	5,731	6,096	5.00%, 07/15/2022	245	252
	7.63%, 03/15/2020	150	158	5.38%, 06/15/2024(d)	874	900

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Oil & Gas (continued)
VTR Finance BV			Chesapeake Energy Corp	(continued)
6.88%, 01/15/2024 (d)	$1,302	$1,367	6.13%, 02/15/2021		$3,022	$3,354
		$142,347	6.50%, 08/15/2017		1,270	1,378
			6.63%, 08/15/2020		1,915	2,159
Mining - 1.19%			Cimarex Energy Co
Alcoa Inc			4.38%, 06/01/2024		657	668
5.13%, 10/01/2024	3,220	3,399	5.88%, 05/01/2022		1,877	2,017
5.40%, 04/15/2021	653	715	CITGO Petroleum Corp
5.72%, 02/23/2019	785	874	6.25%, 08/15/2022(d)		862	877
5.87%, 02/23/2022	508	562	Comstock Resources Inc
5.90%, 02/01/2027	719	765	7.75%, 04/01/2019		550	539
6.15%, 08/15/2020	647	729	9.50%, 06/15/2020		1,201	1,267
6.75%, 01/15/2028	526	590	Concho Resources Inc
Aleris International Inc			5.50%, 04/01/2023		3,505	3,707
7.63%, 02/15/2018	356	367	6.50%, 01/15/2022		845	913
7.88%, 11/01/2020	545	567	7.00%, 01/15/2021		975	1,052
Coeur Mining Inc			Denbury Resources Inc
7.88%, 02/01/2021	1,383	1,200	4.63%, 07/15/2023		5,535	5,113
First Quantum Minerals Ltd			Energy XXI Gulf Coast Inc
6.75%, 02/15/2020 (d)	769	744
			6.88%, 03/15/2024(d)		871	688
7.00%, 02/15/2021 (d)	769	755
7.25%, 10/15/2019 (d)	500	497	7.50%, 12/15/2021		1,412	1,172
7.25%, 05/15/2022 (d)	959	935	EP Energy LLC / Everest Acquisition Finance
			Inc
FMG Resources August 2006 Pty Ltd			6.88%, 05/01/2019		330	343
6.00%, 04/01/2017 (d)	268	273
6.88%, 02/01/2018 (d)	459	471	7.75%, 09/01/2022		1,552	1,637
6.88%, 04/01/2022 (d)	863	891	9.38%, 05/01/2020		11,244	12,284
8.25%, 11/01/2019 (d)	790	820	EXCO Resources Inc
			7.50%, 09/15/2018		5,437	4,798
Hecla Mining Co			8.50%, 04/15/2022		3,397	2,956
6.88%, 05/01/2021	1,977	1,878	Halcon Resources Corp
HudBay Minerals Inc			9.25%, 02/15/2022		1,730	1,406
9.50%, 10/01/2020	407	427	9.75%, 07/15/2020		360	300
Lundin Mining Corp			Hilcorp Energy I LP / Hilcorp Finance Co
7.50%, 11/01/2020 (d)	790	824
			5.00%, 12/01/2024(d)		1,081	1,038
7.88%, 11/01/2022 (d)	690	718
			7.63%, 04/15/2021(d)		1,331	1,404
New Gold Inc			8.00%, 02/15/2020(d)		1,150	1,207
6.25%, 11/15/2022 (d)	1,545	1,510
			Jones Energy Holdings LLC / Jones Energy
Taseko Mines Ltd			Finance Corp
7.75%, 04/15/2019	845	801	6.75%, 04/01/2022(d)		1,500	1,432
		$21,312	Jupiter Resources Inc
Miscellaneous Manufacturing - 0.15%			8.50%, 10/01/2022(d)		1,325	1,169
Amsted Industries Inc			Laredo Petroleum Inc
5.38%, 09/15/2024 (d)	640	640	7.38%, 05/01/2022		395	411
Bombardier Inc			Linn Energy LLC / Linn Energy Finance
4.75%, 04/15/2019 (d)	683	702	Corp
6.13%, 01/15/2023 (d)	398	410	6.25%, 11/01/2019(e)		5,990	5,511
7.50%, 03/15/2018 (d)	800	888	6.50%, 09/15/2021		3,651	3,341
		$2,640	7.75%, 02/01/2021		5,846	5,729
			8.63%, 04/15/2020		6,725	6,742
Office & Business Equipment - 0.08%			MEG Energy Corp
CDW LLC / CDW Finance Corp			6.50%, 03/15/2021(d)		700	693
6.00%, 08/15/2022	573	604	7.00%, 03/31/2024(d)		350	352
8.50%, 04/01/2019	764	810	Memorial Resource Development Corp
		$1,414	5.88%, 07/01/2022(d)		1,080	1,053
Oil & Gas - 10.39%			Newfield Exploration Co
Antero Resources Corp			5.63%, 07/01/2024		5,494	5,906
5.13%, 12/01/2022 (d)	3,514	3,515	5.75%, 01/30/2022		8,470	9,169
Antero Resources Finance Corp			6.88%, 02/01/2020		500	519
5.38%, 11/01/2021	1,995	2,025	Oasis Petroleum Inc
6.00%, 12/01/2020	1,587	1,650	6.88%, 03/15/2022		2,390	2,486
Baytex Energy Corp			Ocean Rig UDW Inc
			7.25%, 04/01/2019(d)		851	728
5.13%, 06/01/2021 (d)	638	622
5.63%, 06/01/2024 (d)	238	230	Parker Drilling Co
California Resources Corp			6.75%, 07/15/2022		600	546
5.00%, 01/15/2020 (d)	1,987	2,016	7.50%, 08/01/2020		944	911
5.50%, 09/15/2021 (d)	2,624	2,676	Precision Drilling Corp
			5.25%, 11/15/2024(d)		903	840
6.00%, 11/15/2024 (d)	4,816	4,912
Chesapeake Energy Corp			6.50%, 12/15/2021		435	446
3.25%, 03/15/2016	254	254	6.63%, 11/15/2020		740	762
4.88%, 04/15/2022	7,338	7,504	QEP Resources Inc
5.38%, 06/15/2021	640	667	5.25%, 05/01/2023		1,059	1,030
5.75%, 03/15/2023	640	701	5.38%, 10/01/2022		1,875	1,847

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas Services (continued)
QEP Resources Inc (continued)			Key Energy Services Inc
6.88%, 03/01/2021	$1,375	$1,478	6.75%, 03/01/2021	$1,232	$1,096
Range Resources Corp			Petroleum Geo-Services ASA
5.00%, 03/15/2023	700	731	7.38%, 12/15/2018(d)	1,023	992
5.75%, 06/01/2021	2,755	2,907	PHI Inc
Rosetta Resources Inc			5.25%, 03/15/2019	419	414
5.63%, 05/01/2021	3,510	3,405	Pioneer Energy Services Corp
5.88%, 06/01/2022	3,709	3,561	6.13%, 03/15/2022(d)	908	844
5.88%, 06/01/2024	1,869	1,794	Sea Trucks Group Ltd
RSP Permian Inc			9.00%, 03/26/2018(d)	1,450	1,247
6.63%, 10/01/2022 (d)	338	337	Trinidad Drilling Ltd
Sabine Oil & Gas LLC / Sabine Oil & Gas			7.88%, 01/15/2019(d)	1,525	1,556
Finance Corp					$11,909
9.75%, 02/15/2017	558	530
Samson Investment Co			Packaging & Containers - 3.11%
9.75%, 02/15/2020 (e)	962	712	Ardagh Packaging Finance PLC
			9.13%, 10/15/2020(d)	641	691
SandRidge Energy Inc
7.50%, 03/15/2021	8,740	7,866	Ardagh Packaging Finance PLC / Ardagh
7.50%, 02/15/2023	2,335	2,078	Holdings USA Inc
			6.25%, 01/31/2019(d)	335	338
8.13%, 10/15/2022	4,045	3,661	7.00%, 11/15/2020(d)	137	140
Seventy Seven Energy Inc			9.13%, 10/15/2020(d)	197	211
6.50%, 07/15/2022 (d)	471	443
Seventy Seven Operating LLC			Ball Corp
6.63%, 11/15/2019	575	569	4.00%, 11/15/2023	600	576
SM Energy Co			5.00%, 03/15/2022	575	602
5.00%, 01/15/2024	680	636	5.75%, 05/15/2021	290	304
6.50%, 11/15/2021	1,670	1,733	6.75%, 09/15/2020	250	262
6.50%, 01/01/2023	250	258	Berry Plastics Corp
6.63%, 02/15/2019	1,433	1,483	5.50%, 05/15/2022	1,160	1,164
Stone Energy Corp			9.75%, 01/15/2021	12,755	14,237
7.50%, 11/15/2022	1,842	1,718	Beverage Packaging Holdings Luxembourg II
Summit Midstream Holdings LLC / Summit			SA / Beverage Packaging Holdings II
			5.63%, 12/15/2016(d)	1,370	1,374
Midstream Finance Corp			6.00%, 06/15/2017(d)	2,125	2,119
5.50%, 08/15/2022	315	315
7.50%, 07/01/2021	337	366	Constar International
			0.00%, PIK 0.00%, 12/31/2017 (a),(b),(c),(e),(f)	605	101
Swift Energy Co
7.13%, 06/01/2017	375	356	Crown Americas LLC / Crown Americas
7.88%, 03/01/2022	815	736	Capital Corp IV
Talos Production LLC / Talos Production			4.50%, 01/15/2023	624	613
Finance Inc			Graphic Packaging International Inc
9.75%, 02/15/2018 (d)	589	593	4.75%, 04/15/2021	714	721
Teine Energy Ltd			Novelis Inc
6.88%, 09/30/2022 (d)	630	597	8.75%, 12/15/2020	2,005	2,188
Tesoro Corp			Reynolds Group Issuer Inc / Reynolds Group
5.13%, 04/01/2024	328	329	Issuer LLC / Reynolds Group Issuer
Ultra Petroleum Corp			(Luxembourg) S.A.
5.75%, 12/15/2018 (d)	1,550	1,535	5.75%, 10/15/2020	3,160	3,287
			6.88%, 02/15/2021(e)	2,295	2,438
6.13%, 10/01/2024 (d)	946	895
Unit Corp			7.13%, 04/15/2019	700	727
6.63%, 05/15/2021	2,750	2,743	7.88%, 08/15/2019	6,580	7,049
W&T Offshore Inc			8.25%, 02/15/2021	1,805	1,940
8.50%, 06/15/2019	1,404	1,369	8.50%, 05/15/2018	1,450	1,503
Whiting Petroleum Corp			9.00%, 04/15/2019	1,200	1,254
5.00%, 03/15/2019	2,940	3,043	9.88%, 08/15/2019	8,785	9,543
WPX Energy Inc			Sealed Air Corp
			5.25%, 04/01/2023(d)	367	377
5.25%, 01/15/2017	1,250	1,306	6.50%, 12/01/2020(d)	500	550
5.25%, 09/15/2024	1,756	1,712	8.13%, 09/15/2019(d)	750	813
6.00%, 01/15/2022	3,518	3,685	8.38%, 09/15/2021(d)	575	651
		$186,152
					$55,773
Oil & Gas Services - 0.66%
Basic Energy Services Inc			Pharmaceuticals - 1.68%
7.75%, 02/15/2019	150	146	Endo Finance LLC
			5.75%, 01/15/2022(d)	440	442
7.75%, 10/15/2022	1,112	1,084
Compressco Partners LP / Compressco			Endo Finance LLC & Endo Finco Inc
			5.38%, 01/15/2023(d)	4,600	4,497
Finance Inc			7.00%, 07/15/2019(d)	1,560	1,642
7.25%, 08/15/2022 (d)	980	970
			7.00%, 12/15/2020(d)	207	218
Exterran Partners LP / EXLP Finance Corp			7.25%, 01/15/2022(d)	2,110	2,253
6.00%, 10/01/2022 (d)	580	557
Hiland Partners LP / Hiland Partners Finance			Grifols Worldwide Operations Ltd
			5.25%, 04/01/2022(d)	660	677
Corp
5.50%, 05/15/2022 (d)	294	290	Salix Pharmaceuticals Ltd
			6.00%, 01/15/2021(d)	490	530
7.25%, 10/01/2020 (d)	2,565	2,713

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)				Pipelines (continued)
Valeant Pharmaceuticals International				Tesoro Logistics LP / Tesoro Logistics
5.63%, 12/01/2021 (d)	$519	$514		Finance Corp (continued)
6.38%, 10/15/2020 (d)	11,000	11,289		6.13%, 10/15/2021	$775	$796
6.75%, 08/15/2021 (d)	338	349		6.25%, 10/15/2022(d)	1,613	1,669
6.75%, 08/15/2018 (d)	2,739	2,913				$58,821
6.88%, 12/01/2018 (d)	2,485	2,572
7.00%, 10/01/2020 (d)	850	890		Real Estate - 0.15%
7.25%, 07/15/2022 (d)	330	348		Kennedy-Wilson Inc
7.50%, 07/15/2021 (d)	973	1,041		5.88%, 04/01/2024	494	504
		$30,175		Mattamy Group Corp
				6.50%, 11/15/2020(d)	647	655
Pipelines - 3.28%				Realogy Group LLC
Access Midstream Partners LP / ACMP				7.63%, 01/15/2020(d)	1,415	1,535
Finance Corp						$2,694
4.88%, 05/15/2023	3,527	3,686
4.88%, 03/15/2024	1,060	1,108	REITS	- 0.96%
5.88%, 04/15/2021	1,168	1,235		Crown Castle International Corp
6.13%, 07/15/2022	4,671	5,080		4.88%, 04/15/2022	647	654
Atlas Pipeline Partners LP / Atlas Pipeline				5.25%, 01/15/2023	1,056	1,081
Finance Corp				Iron Mountain Inc
4.75%, 11/15/2021	775	773		5.75%, 08/15/2024	5,105	5,207
5.88%, 08/01/2023	729	756		7.75%, 10/01/2019	4,809	5,170
Crestwood Midstream Partners LP /				8.38%, 08/15/2021	1,603	1,667
Crestwood Midstream Finance Corp				MPT Operating Partnership LP / MPT Finance
6.13%, 03/01/2022	727	734		Corp
Energy Transfer Equity LP				5.50%, 05/01/2024	2,915	3,017
5.88%, 01/15/2024	2,710	2,845		Sabra Health Care LP / Sabra Capital Corp
7.50%, 10/15/2020	2,522	2,901		5.50%, 02/01/2021	310	321
Genesis Energy LP						$17,117
5.63%, 06/15/2024	625	610		Retail - 2.43%
Genesis Energy LP / Genesis Energy Finance				1011778 BC ULC / New Red Finance Inc
Corp				6.00%, 04/01/2022(d)	705	715
5.75%, 02/15/2021	725	729		AmeriGas Finance LLC/AmeriGas Finance
7.88%, 12/15/2018	1,375	1,433		Corp
Kinder Morgan Inc/DE				6.75%, 05/20/2020	3,640	3,877
5.00%, 02/15/2021 (d)	484	511		7.00%, 05/20/2022	4,238	4,577
5.63%, 11/15/2023 (d)	484	532		CEC Entertainment Inc
MarkWest Energy Partners LP / MarkWest				8.00%, 02/15/2022(d)	320	307
Energy Finance Corp				Claire's Stores Inc
4.50%, 07/15/2023	4,024	4,125		6.13%, 03/15/2020(d)	728	673
5.50%, 02/15/2023	1,975	2,103		8.88%, 03/15/2019	2,463	2,100
6.25%, 06/15/2022	569	613		9.00%, 03/15/2019(d)	1,527	1,558
6.75%, 11/01/2020	865	917		CST Brands Inc
Regency Energy Partners LP / Regency				5.00%, 05/01/2023	1,535	1,523
Energy Finance Corp				Ferrellgas LP / Ferrellgas Finance Corp
4.50%, 11/01/2023	2,395	2,377		6.75%, 01/15/2022	3,090	3,113
5.00%, 10/01/2022	432	441		Guitar Center Inc
5.50%, 04/15/2023	2,130	2,204		6.50%, 04/15/2019(d)	611	557
5.88%, 03/01/2022	3,101	3,302		JC Penney Corp Inc
6.50%, 07/15/2021	2,125	2,258		8.13%, 10/01/2019	199	191
6.88%, 12/01/2018	2,565	2,661		L Brands Inc
Rose Rock Midstream LP / Rose Rock				5.63%, 02/15/2022	1,715	1,839
Finance Corp				5.63%, 10/15/2023	2,220	2,381
5.63%, 07/15/2022 (d)	422	421		6.63%, 04/01/2021	459	520
Sabine Pass Liquefaction LLC				8.50%, 06/15/2019	1,500	1,792
5.63%, 02/01/2021 (e)	411	431		Landry's Inc
5.63%, 04/15/2023	2,674	2,768		9.38%, 05/01/2020(d)	725	775
5.75%, 05/15/2024 (d)	635	656		Michaels FinCo Holdings LLC / Michaels
6.25%, 03/15/2022 (d)	560	603		FinCo Inc
SemGroup Corp				7.50%, PIK 8.25%, 08/01/2018 (d),(f)	421	427
7.50%, 06/15/2021	484	509		Neebo Inc
Targa Resources Partners LP / Targa				15.00%, 06/30/2016 (d)	328	344
Resources Partners Finance Corp				Neiman Marcus Group LTD LLC
4.13%, 11/15/2019 (d)	1,635	1,660		8.00%, 10/15/2021(d)	1,029	1,098
4.25%, 11/15/2023	620	614		New Albertsons Inc
5.25%, 05/01/2023	850	893		6.63%, 06/01/2028	66	55
6.38%, 08/01/2022	1,300	1,397		7.75%, 06/15/2026	265	250
6.88%, 02/01/2021	250	269		8.00%, 05/01/2031	405	388
Tesoro Logistics LP / Tesoro Logistics				8.70%, 05/01/2030	95	94
Finance Corp				Party City Holdings Inc
5.50%, 10/15/2019 (d)	1,230	1,264		8.88%, 08/01/2020	1,380	1,497
5.88%, 10/01/2020	916	937

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Telecommunications (continued)
Radio Systems Corp			Alcatel-Lucent USA Inc (continued)
8.38%, 11/01/2019 (d)	$839	$909	6.45%, 03/15/2029	$794	$764
Real Mex Restaurants Inc			6.75%, 11/15/2020(d)	897	924
11.00%, PIK 0.73%, 03/21/2016 (b),(c),(f)	172	172	Altice Financing SA
Rite Aid Corp			6.50%, 01/15/2022(d)	478	491
6.75%, 06/15/2021	1,945	2,077	7.88%, 12/15/2019(d)	262	279
8.00%, 08/15/2020	4,243	4,582	Altice Finco SA
9.25%, 03/15/2020	1,430	1,580	8.13%, 01/15/2024(d)	200	210
Sally Holdings LLC / Sally Capital Inc			9.88%, 12/15/2020(d)	200	223
5.50%, 11/01/2023	742	783	Altice SA
Serta Simmons Holdings LLC			7.75%, 05/15/2022(d)	4,944	5,191
8.13%, 10/01/2020 (d)	800	858	Avaya Inc
Suburban Propane Partners LP/Suburban			7.00%, 04/01/2019(d)	915	899
Energy Finance Corp			9.00%, 04/01/2019(d)	900	922
7.38%, 08/01/2021	797	857	10.50%, 03/01/2021 (d)	1,320	1,157
Tops Holding Corp / Tops Markets LLC			CenturyLink Inc
8.88%, 12/15/2017	1,055	1,084	6.45%, 06/15/2021	4,080	4,468
		$43,553	6.75%, 12/01/2023	895	993
			Cincinnati Bell Inc
Semiconductors - 0.43%			8.38%, 10/15/2020	346	371
Advanced Micro Devices Inc			8.75%, 03/15/2018	116	120
6.75%, 03/01/2019	828	782	Citizens Communications Co
7.00%, 07/01/2024	522	458	7.13%, 03/15/2019	3,040	3,352
7.75%, 08/01/2020	705	663	Clearwire Communications LLC/Clearwire
Amkor Technology Inc			Finance Inc
6.38%, 10/01/2022	521	522	14.75%, 12/01/2016 (d)	680	840
6.63%, 06/01/2021	206	208	CommScope Inc
Freescale Semiconductor Inc			5.00%, 06/15/2021(d)	580	579
5.00%, 05/15/2021 (d)	205	202
			5.50%, 06/15/2024(d)	790	799
6.00%, 01/15/2022 (d)	2,189	2,244
			Embarq Corp
8.05%, 02/01/2020	804	848	8.00%, 06/01/2036	10,461	11,612
Micron Technology Inc			Frontier Communications Corp
5.50%, 02/01/2025 (d)	712	721
			6.25%, 09/15/2021	194	200
NXP BV / NXP Funding LLC			6.88%, 01/15/2025	3,622	3,668
3.50%, 09/15/2016 (d)	200	203
5.75%, 02/15/2021 (d)	297	313	8.50%, 04/15/2020	410	473
5.75%, 03/15/2023 (d)	232	245	8.75%, 04/15/2022	210	243
			9.00%, 08/15/2031	3,828	4,153
Sensata Technologies BV			9.25%, 07/01/2021	1,112	1,326
5.63%, 11/01/2024 (d)	316	334
			Goodman Networks Inc
		$7,743	12.13%, 07/01/2018	1,528	1,635
Software - 2.20%			Hughes Satellite Systems Corp
Activision Blizzard Inc			6.50%, 06/15/2019	1,735	1,878
5.63%, 09/15/2021 (d)	3,899	4,148	Inmarsat Finance PLC
6.13%, 09/15/2023 (d)	1,010	1,093	4.88%, 05/15/2022(d)	2,240	2,240
Audatex North America Inc			Intelsat Jackson Holdings SA
6.00%, 06/15/2021 (d)	1,048	1,108	5.50%, 08/01/2023	6,120	6,135
6.13%, 11/01/2023 (d)	96	102	6.63%, 12/15/2022	5,225	5,499
First Data Corp			7.25%, 10/15/2020	1,570	1,676
6.75%, 11/01/2020 (d)	869	930	7.50%, 04/01/2021	650	704
7.38%, 06/15/2019 (d)	2,405	2,549	8.50%, 11/01/2019	2,490	2,596
8.25%, 01/15/2021 (d)	2,248	2,439	Intelsat Luxembourg SA
8.75%, PIK 10.00%, 01/15/2022 (d),(f)	1,145	1,251	7.75%, 06/01/2021	4,222	4,412
11.75%, 08/15/2021	2,912	3,414	8.13%, 06/01/2023	1,714	1,822
12.63%, 01/15/2021	9,820	11,858	Level 3 Communications Inc
10.63%, 06/15/2021	1,719	1,981	8.88%, 06/01/2019	630	676
11.25%, 01/15/2021	1,879	2,165	11.88%, 02/01/2019	3,835	4,132
IMS Health Inc			Level 3 Escrow II Inc
6.00%, 11/01/2020 (d)	823	854	5.38%, 08/15/2022(d)	876	891
Infor Software Parent LLC / Infor Software			Level 3 Financing Inc
Parent Inc			6.13%, 01/15/2021(d)	3,033	3,181
7.13%, PIK 7.88%, 05/01/2021 (d),(f)	567	574	7.00%, 06/01/2020	1,692	1,806
Infor US Inc			8.13%, 07/01/2019	8,070	8,635
9.38%, 04/01/2019	1,000	1,088	8.63%, 07/15/2020	2,475	2,722
Nuance Communications Inc			9.38%, 04/01/2019	3,325	3,554
5.38%, 08/15/2020 (d)	1,160	1,166	NII Capital Corp
Sophia LP / Sophia Finance Inc			0.00%, 04/01/2021(a)	3,317	663
9.75%, 01/15/2019 (d)	2,555	2,740	NII International Telecom SCA
		$39,460	0.00%, 08/15/2019(a),(d)	873	567
			0.00%, 08/15/2019(a),(d)	1,188	760
Telecommunications - 11.63%			Nokia OYJ
Alcatel-Lucent USA Inc			5.38%, 05/15/2019	617	663
4.63%, 07/01/2017 (d)	787	800	6.63%, 05/15/2039	216	234

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Transportation (continued)
Qwest Capital Funding Inc			Martin Midstream Partners LP / Martin
6.88%, 07/15/2028	$159	$161	Midstream Finance Corp
7.75%, 02/15/2031	1,780	1,816	7.25%, 02/15/2021	$1,043	$1,064
Qwest Corp			Navios Maritime Acquisition Corp / Navios
6.88%, 09/15/2033	4,436	4,471	Acquisition Finance US Inc
7.25%, 09/15/2025	310	365	8.13%, 11/15/2021(d)	610	621
SBA Telecommunications Inc			Navios Maritime Holdings Inc / Navios
5.75%, 07/15/2020	1,280	1,338	Maritime Finance II US Inc
SoftBank Corp			7.38%, 01/15/2022(d)	445	447
4.50%, 04/15/2020 (d)	1,988	2,013	8.13%, 02/15/2019	175	169
Sprint Capital Corp			Navios South American Logistics Inc / Navios
6.88%, 11/15/2028	2,840	2,762	Logistics Finance US Inc
6.90%, 05/01/2019	534	566	7.25%, 05/01/2022(d)	1,289	1,299
8.75%, 03/15/2032	7,016	7,840	Ridgebury Crude Tankers LLC
Sprint Communications Inc			7.63%, 03/20/2017(d)	468	475
6.00%, 12/01/2016	1,067	1,130	Ultrapetrol Bahamas Ltd
6.00%, 11/15/2022	1,718	1,714	8.88%, 06/15/2021	1,782	1,871
7.00%, 03/01/2020 (d)	1,884	2,102	XPO Logistics Inc
7.00%, 08/15/2020	3,770	3,996	7.88%, 09/01/2019(d)	337	353
9.00%, 11/15/2018 (d)	3,261	3,836			$8,774
11.50%, 11/15/2021	374	481
Sprint Corp			Trucking & Leasing - 0.06%
7.13%, 06/15/2024 (d)	4,333	4,452	Jurassic Holdings III Inc
			6.88%, 02/15/2021(d)	1,035	1,043
7.25%, 09/15/2021 (d)	3,071	3,247
7.88%, 09/15/2023 (d)	5,728	6,200
Syniverse Holdings Inc			TOTAL BONDS		$1,588,887
9.13%, 01/15/2019	1,260	1,323		Principal
Telecom Italia Capital SA			CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)
6.00%, 09/30/2034	2,580	2,541	Electric - 0.04%
Telecom Italia SpA			Upstate New York Power Producers Inc
5.30%, 05/30/2024 (d)	880	891	20.00%, 06/15/2017 (c),(d)	267	614
T-Mobile USA Inc
5.25%, 09/01/2018	467	484
6.00%, 03/01/2023	2,737	2,819	Retail - 0.00%
6.13%, 01/15/2022	1,585	1,642	Real Mex Restaurants Inc
6.25%, 04/01/2021	975	1,018	1.12%, PIK 0.00%, 03/21/2018 (b),(c),(f)	81	—
6.38%, 03/01/2025	3,282	3,373
6.46%, 04/28/2019	318	331	TOTAL CONVERTIBLE BONDS		$614
6.50%, 01/15/2024	1,097	1,149	SENIOR FLOATING RATE INTERESTS - Principal
6.54%, 04/28/2020	3,455	3,645	6.09%	Amount (000's) Value (000's)
6.63%, 11/15/2020	1,679	1,769	Advertising - 0.12%
6.63%, 04/28/2021	3,936	4,148	Advantage Sales & Marketing Inc, Delay-
6.63%, 04/01/2023	2,108	2,224	Draw Term Loan B-DD
6.73%, 04/28/2022	4,463	4,720	0.00%, 07/21/2021(e),(h)	$10	$10
6.84%, 04/28/2023	2,111	2,232	Advantage Sales & Marketing Inc, Term
tw telecom holdings inc			Loan
5.38%, 10/01/2022	2,020	2,232	0.00%, 07/21/2022(e),(h)	790	784
UPCB Finance III Ltd			Advantage Sales & Marketing Inc, Term Loan
6.63%, 07/01/2020 (d)	2,115	2,226
			B
UPCB Finance VI Ltd			0.00%, 07/21/2021(e),(h)	395	391
6.88%, 01/15/2022 (d)	370	404
			RH Donnelley Inc, Term Loan
Virgin Media Finance PLC			9.75%, 12/31/2016(e)	320	225
6.00%, 10/15/2024 (d)	1,885	1,960
			9.75%, 12/31/2016(e)	437	307
6.38%, 04/15/2023 (d)	578	611
			Vertis Inc, Term Loan EXIT
Virgin Media Secured Finance PLC			0.00%, 12/31/2015(a),(b),(e)	1,359	2
5.38%, 04/15/2021 (d)	1,425	1,479
			Visant Corp, Term Loan
West Corp			7.00%, 08/13/2021(e)	450	443
5.38%, 07/15/2022 (d)	1,432	1,389
Wind Acquisition Finance SA					$2,162
4.75%, 07/15/2020 (d)	4,695	4,589	Aerospace & Defense - 0.02%
7.38%, 04/23/2021 (d)	849	830	Ducommun Inc, Term Loan B1
Windstream Corp			4.75%, 06/30/2017(e)	414	413
7.50%, 06/01/2022	4,408	4,684
7.75%, 10/15/2020	915	974
7.75%, 10/01/2021	1,595	1,707	Airlines - 0.05%
7.88%, 11/01/2017	145	161	Delta Air Lines Inc, Term Loan B1
			3.25%, 10/18/2018(e)	846	826
8.13%, 09/01/2018	275	287
		$208,470
			Automobile Manufacturers - 0.39%
Transportation - 0.49%			Chrysler Group LLC, Term Loan B
Bluewater Holding BV			3.25%, 12/31/2018(e)	2,090	2,067
10.00%, 12/10/2019 (d)	2,500	2,475
			3.50%, 05/24/2017(e)	1,239	1,232

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)				Entertainment (continued)
Navistar Inc, Term Loan B				Scientific Games International Inc, Term Loan
5.75%, 08/16/2017 (e)	$3,307	$3,313		B1
Wabash National Corp, Term Loan B				0.00%, 05/22/2020(e),(h)	$206	$202
4.50%, 05/04/2019 (e)	330	328		0.00%, 05/22/2020(e),(h)	177	173
		$6,940		0.00%, 05/22/2020(e),(h)	31	30
				0.00%, 10/18/2020(e),(h)	15	14
Automobile Parts & Equipment - 0.02%				0.00%, 10/18/2020(e),(h)	20	19
Remy International Inc, Term Loan B				Scientific Games International Inc, Term Loan
4.25%, 02/28/2020 (e)	443	438
				B2
				6.00%, 09/17/2021(e)	6,700	6,555
Chemicals - 0.11%				Shingle Springs Tribal Gaming Authority,
Axalta Coating Systems US Holdings Inc,				Term Loan B
Term Loan				6.25%, 08/22/2019(e)	582	586
3.75%, 02/01/2020 (e)	1,034	1,016		WMG Acquisition Corp, Term Loan B
3.75%, 02/01/2020 (e)	739	727		3.75%, 07/20/2020(e)	448	433
AZ Chem US Inc, Term Loan						$15,919
7.50%, 06/10/2022 (e)	247	246
			Food	- 0.63%
		$1,989		Albertson's Holdings LLC, Term Loan B4
Commercial Services - 0.09%				4.50%, 08/11/2021(e)	2,225	2,225
Catalent Pharma Solutions Inc, Term Loan				Dole Food Co Inc, Term Loan B
6.50%, 12/31/2017 (e)	184	184		4.50%, 10/25/2018(e)	163	162
Harland Clarke Holdings Corp, Term Loan				4.50%, 12/01/2018(e)	56	55
B2				4.50%, 12/01/2018(e)	163	162
5.48%, 06/30/2017 (e)	498	499		4.50%, 12/01/2018(e)	163	162
5.48%, 06/30/2017 (e)	82	82		4.50%, 12/01/2018(e)	163	163
ServiceMaster Co LLC/The, Term Loan B				4.50%, 12/01/2018(e)	163	163
4.25%, 06/25/2021 (e)	910	901		4.50%, 12/01/2018(e)	163	163
		$1,666		4.50%, 12/01/2018(e)	163	163
				5.75%, 11/01/2018(e)	1	1
Computers - 0.02%				HJ Heinz Co, Term Loan B2
CDW LLC, Term Loan B				3.50%, 03/27/2020(e)	2,605	2,588
3.25%, 04/30/2020 (e)	296	289		3.50%, 06/05/2020(e)	2,527	2,511
				SUPERVALU Inc, Term Loan
Consumer Products - 0.08%				4.50%, 03/21/2019(e)	2,798	2,760
Dell International LLC, Term Loan B						$11,278
4.50%, 03/24/2020 (e)	1,393	1,394
				Food Service - 0.14%
				Aramark Services Inc, Term Loan F
Diversified Financial Services - 0.13%				3.25%, 02/21/2021(e)	2,612	2,572
Delos Finance Sarl, Term Loan B
3.50%, 02/26/2021 (e)	1,265	1,257
				Healthcare - Services - 0.18%
Sears Roebuck Acceptance Corp, Term Loan				inVentiv Health Inc, Term Loan B4
B				7.75%, 05/15/2018(e)	867	855
5.50%, 06/30/2018 (e)	1,166	1,132
				MPH Acquisition Holdings LLC, Term Loan
		$2,389		B
Electric - 0.46%				4.00%, 03/19/2021(e)	271	266
Energy Future Intermediate Holding Co LLC,				United Surgical Partners International Inc,
DIP Term Loan				Term Loan
4.25%, 06/10/2016 (e)	433	432		4.75%, 04/03/2019(e)	2,127	2,126
Texas Competitive Electric Holdings Co LLC,						$3,247
Term Loan EXT				Internet - 0.05%
4.65%, 10/10/2017 (e)	6,239	4,537
				Go Daddy Operating Co LLC, Term Loan B
Texas Competitive Electric Holdings Co LLC,				4.75%, 05/05/2021(e)	580	577
Term Loan NONEXT				Zayo Group LLC, Term Loan B
4.65%, 10/10/2014 (e)	4,489	3,246
				4.00%, 06/15/2019(e)	238	236
		$8,215				$813

Entertainment - 0.89%				Lodging - 0.21%
American Casino & Entertainment Properties				ROC Finance LLC, Term Loan B
LLC, Term Loan B				5.00%, 03/27/2019(e)	1,270	1,214
4.50%, 07/03/2019 (e)	568	566
				Station Casinos LLC, Term Loan B
Delta 2 Lux Sarl, Term Loan B				4.25%, 02/25/2018(e)	1,049	1,037
7.75%, 07/29/2022 (e)	1,100	1,095
				4.25%, 02/25/2020(e)	1,602	1,583
Graton Economic Development Authority,						$3,834
Term Loan B
9.00%, 08/14/2018 (e)	2,753	2,829	Media	- 0.83%
9.00%, 08/14/2018 (e)	298	307		iHeartCommunications Inc, Term Loan B-
Mohegan Tribal Gaming Authority, Term				NEW
Loan B				3.80%, 01/29/2016(e)	1,498	1,485
5.50%, 11/19/2019 (e)	3,206	3,110		7.65%, 01/29/2016(e)	1,776	1,760

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Semiconductors (continued)
iHeartCommunications Inc, Term Loan D-			Avago Technologies Cayman Ltd, Term Loan
EXT			B (continued)
6.90%, 01/22/2019 (e)	$699	$659	3.75%, 04/16/2021(e)	$667	$665
6.90%, 01/23/2019 (e)	3,572	3,367	Freescale Semiconductor Inc, Term Loan B4
iHeartCommunications Inc, Term Loan E			4.25%, 02/13/2020(e)	1,420	1,399
7.65%, 07/30/2019 (e)	1,767	1,697	4.25%, 02/28/2020(e)	566	558
McGraw-Hill Global Education Holdings			Freescale Semiconductor Inc, Term Loan B5
LLC, Term Loan			5.00%, 01/15/2021(e)	416	415
5.75%, 03/18/2019 (e)	378	378			$6,803
Radio One Inc, Term Loan B
7.50%, 03/25/2016 (e)	1,534	1,530	Software - 0.20%
Tribune Media Co, Term Loan B			Ellucian Inc, Term Loan B
			4.00%, 07/19/2018(e)	1,107	1,095
4.00%, 11/20/2020 (e)	738	731
TWCC Holding Corp, Term Loan			Evergreen Skills Lux Sarl, Term Loan
			4.00%, 04/08/2021(e)	314	308
3.50%, 02/13/2017 (e)	650	640
			4.00%, 04/08/2021(e)	391	384
Univision Communications Inc, Term Loan
C3			First Data Corp, Term Loan B
			3.65%, 03/24/2017(e)	1,246	1,236
4.00%, 03/01/2020 (e)	1,213	1,199
4.00%, 03/01/2020 (e)	379	375	First Data Corp, Term Loan B1
			3.65%, 09/24/2018(e)	574	569
Univision Communications Inc, Term Loan
C4					$3,592
4.00%, 03/01/2020 (e)	1,004	993	Telecommunications - 0.32%
		$14,814	Altice Financing SA, Delay-Draw Term Loan
Oil & Gas - 0.21%			DD
			5.50%, 07/15/2019(e)	695	698
Alon USA Partners LP, Term Loan B
9.25%, 11/13/2018 (e)	142	144	Cincinnati Bell Inc, Term Loan B
			4.00%, 08/09/2020(e)	147	144
Drillships Ocean Ventures Inc, Term Loan B			4.00%, 08/09/2020(e)	142	140
5.50%, 07/16/2021 (e)	511	490
			4.00%, 08/20/2020(e)	147	144
Fieldwood Energy LLC, Term Loan
8.38%, 09/30/2020 (e)	1,615	1,551	Integra Telecom Holdings Inc, Term Loan
			5.25%, 02/22/2019(e)	1,010	1,005
MEG Energy Corp, Term Loan B
3.75%, 03/31/2020 (e)	581	570	Level 3 Financing Inc, Term Loan BI
			3.95%, 01/15/2020(e)	908	903
Sabine Oil & Gas LLC, Term Loan
8.75%, 01/18/2018 (e)	667	630	Level 3 Financing Inc, Term Loan BIII
			3.95%, 08/01/2019(e)	2,500	2,484
Shelf Drilling Midco Ltd, PIK Term Loan B
10.00%, 10/08/2018 (e)	460	453	UPC Financing Partnership, Term Loan AH
			3.25%, 06/10/2021(e)	310	303
		$3,838
					$5,821
Oil & Gas Services - 0.06%			TOTAL SENIOR FLOATING RATE INTERESTS		$109,156
Floatel International Ltd, Term Loan B			Total Investments		$1,766,940
6.00%, 05/22/2020 (e)	553	535	Other Assets in Excess of Liabilities, Net - 1.42%		$25,491
Stallion Oilfield Holdings Inc, Term Loan			TOTAL NET ASSETS - 100.00%		$1,792,431
8.00%, 06/11/2018 (e)	470	449
		$984

Real Estate - 0.17%			(a) Non-Income Producing Security
Realogy Group LLC, Term Loan B			(b) Security is Illiquid
3.75%, 03/05/2020 (e)	3,107	3,080	(c)	Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
Retail - 0.33%			$11,822 or 0.66% of net assets.
J Crew Group Inc, Term Loan B			(d)	Security exempt from registration under Rule 144A of the Securities Act of
4.00%, 02/26/2021 (e)	270	261	1933. These securities may be resold in transactions exempt from
4.00%, 02/26/2021 (e)	314	303	registration, normally to qualified institutional buyers. Unless otherwise
4.00%, 02/26/2021 (e)	355	343	indicated, these securities are not considered illiquid. At the end of the
4.00%, 02/26/2021 (e)	442	427	period, the value of these securities totaled $479,070 or 26.73% of net
JC Penney Corp Inc, Term Loan			assets.
6.00%, 05/21/2018 (e)	1,496	1,476	(e)	Variable Rate. Rate shown is in effect at October 31, 2014.
Rite Aid Corp, Term Loan 1			(f)	Payment in kind; the issuer has the option of paying additional securities
5.75%, 08/21/2020 (e)	320	322	in lieu of cash.
Rite Aid Corp, Term Loan 2			(g) Security purchased on a when-issued basis.
4.88%, 06/11/2021 (e)	1,889	1,884	(h)	This Senior Floating Rate Note will settle after October 31, 2014, at which
Serta Simmons Holdings LLC, Term Loan B			time the interest rate will be determined.
4.25%, 09/19/2019 (e)	353	350
4.25%, 10/01/2019 (e)	290	287
4.25%, 10/01/2019 (e)	162	160
4.25%, 10/01/2019 (e)	27	27
		$5,840

Semiconductors - 0.38%
Avago Technologies Cayman Ltd, Term Loan
B
3.75%, 04/16/2019 (e)	3,780	3,766

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2014

Portfolio Summary (unaudited)
Sector	Percent
Communications	21.45%
Consumer, Non-cyclical	16.09%
Energy	15.56%
Consumer, Cyclical	12.29%
Financial	10.46%
Industrial	7.31%
Basic Materials	4.94%
Technology	3.83%
Exchange Traded Funds	3.33%
Utilities	3.32%
Other Assets in Excess of Liabilities, Net	1.42%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2014

	COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal
						BONDS (continued)	Amount (000's) Value (000's)
	Computers - 0.00%
	SONICblue Inc (a),(b)		9,825,000	$—		Banks (continued)
						PNC Financial Services Group Inc/The
						6.75%, 07/29/2049(d)	$18,000	$19,647
	Diversified Financial Services - 0.00%					SunTrust Bank/Atlanta GA
	Adelphia Recovery Trust (a),(b),(c)		658,740	5
						2.75%, 05/01/2023	15,000	14,394
						US Bancorp/MN
	Transportation - 0.00%					1.65%, 05/15/2017	9,000	9,103
	Trailer Bridge Inc (a),(b)		7,120	—		2.95%, 07/15/2022	5,000	4,905
						3.00%, 03/15/2022	2,000	2,010
	TOTAL COMMON STOCKS			$5		3.60%, 09/11/2024	9,500	9,558
	INVESTMENT COMPANIES - 5.30%	Shares Held	Value	(000	's)	4.13%, 05/24/2021	3,000	3,255
						Wells Fargo & Co
	Publicly Traded Investment Fund - 5.30%					7.98%, 12/31/2049(d)	15,000	16,533
	Goldman Sachs Financial Square Funds -		150,753,514	150,754				$211,177
	Government Fund
						Beverages - 1.35%
	TOTAL INVESTMENT COMPANIES			$150,754		Anheuser-Busch InBev Worldwide Inc
			Principal			2.50%, 07/15/2022	9,000	8,612
BONDS	- 61.60%	Amount (000's)	Value	(000	's)	7.75%, 01/15/2019	10,000	12,127
						Innovation Ventures LLC / Innovation
	Automobile Floor Plan Asset Backed Securities - 2.68%					Ventures Finance Corp
	Ally Master Owner Trust					9.50%, 08/15/2019(e)	18,000	17,753
	0.60%, 04/15/2018 (d)		$13,000	$13,019				$38,492
	0.62%, 01/15/2019 (d)		5,000	5,016
	CNH Wholesale Master Note Trust					Biotechnology - 1.18%
	0.75%, 08/15/2019 (d),(e)		13,000	13,030		Amgen Inc
	Ford Credit Floorplan Master Owner Trust A					3.63%, 05/15/2022	4,500	4,588
	0.53%, 01/15/2018 (d)		14,000	14,015		3.88%, 11/15/2021	13,000	13,612
	0.55%, 02/15/2019 (d)		6,000	6,008		Gilead Sciences Inc
	Nissan Master Owner Trust Receivables					4.40%, 12/01/2021	14,000	15,319
	0.45%, 02/15/2018 (d)		14,000	14,000				$33,519
	Volkswagen Credit Auto Master Trust					Chemicals - 1.03%
	0.51%, 07/22/2019 (d),(e)		11,000	11,005
						Airgas Inc
				$76,093		1.65%, 02/15/2018	6,000	5,965
	Automobile Manufacturers - 1.03%					2.38%, 02/15/2020	7,000	6,923
	American Honda Finance Corp					3.65%, 07/15/2024	5,000	5,044
	0.73%, 10/07/2016 (d)		4,500	4,531		Axiall Corp
	1.60%, 02/16/2018 (e)		10,000	9,997		4.88%, 05/15/2023	2,500	2,425
	3.80%, 09/20/2021 (e)		10,000	10,554		Eagle Spinco Inc
	General Motors Co					4.63%, 02/15/2021	9,250	8,973
	4.88%, 10/02/2023		4,000	4,285				$29,330
				$29,367		Commercial Services - 0.78%
Banks	- 7.43%					ERAC USA Finance LLC
	Bank of America Corp					3.30%, 10/15/2022(e)	2,000	1,993
	5.00%, 01/15/2015		3,000	3,026		4.50%, 08/16/2021(e)	6,000	6,529
	5.42%, 03/15/2017		5,000	5,414		6.38%, 10/15/2017(e)	4,000	4,532
	6.50%, 07/15/2018		2,000	2,287		7.00%, 10/15/2037(e)	7,000	9,209
	6.75%, 06/01/2028		2,000	2,512				$22,263
	8.00%, 12/29/2049 (d)		4,000	4,305
	8.13%, 12/29/2049 (d)		10,000	10,850		Computers - 0.44%
						Apple Inc
	Citigroup Inc					2.40%, 05/03/2023	13,000	12,542
	3.95%, 06/15/2016		3,000	3,135
	4.50%, 01/14/2022		4,000	4,340
	5.85%, 08/02/2016		12,000	12,953		Credit Card Asset Backed Securities - 0.36%
	Goldman Sachs Group Inc/The					Cabela's Credit Card Master Note Trust
	3.63%, 02/07/2016		5,000	5,160		0.50%, 03/16/2020(d)	10,253	10,248
	3.63%, 01/22/2023		4,000	4,011
	5.25%, 07/27/2021		13,000	14,493		Diversified Financial Services - 2.64%
	5.35%, 01/15/2016		2,000	2,109		DVI Inc
	ING Bank NV					0.00%, 02/01/2004(a),(b),(c)	8,125	—
	3.75%, 03/07/2017 (e)		5,000	5,267		0.00%, 02/01/2004(a),(b),(c)	400	—
	4.00%, 03/15/2016 (e)		7,000	7,285
						Ford Motor Credit Co LLC
	JP Morgan Chase & Co					3.98%, 06/15/2016	20,000	20,890
	3.25%, 09/23/2022		5,000	5,007		General Electric Capital Corp
	3.63%, 05/13/2024		15,000	15,187		1.23%, 03/15/2023(d)	13,000	13,135
	7.90%, 04/29/2049 (d)		7,000	7,586
						5.30%, 02/11/2021	2,000	2,271
	Morgan Stanley					International Lease Finance Corp
	3.80%, 04/29/2016		4,000	4,157		8.63%, 01/15/2022	3,000	3,720
	4.88%, 11/01/2022		2,000	2,130		8.75%, 03/15/2017(d)	8,500	9,563
	5.50%, 07/28/2021		5,000	5,701		Jefferies Finance LLC / JFIN Co-Issuer Corp
	PNC Bank NA					7.38%, 04/01/2020(e)	3,750	3,731
	2.95%, 01/30/2023		5,000	4,857

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)				Healthcare - Services (continued)
Jefferies Group LLC				HealthSouth Corp
5.13%, 04/13/2018	$5,000	$5,419		5.75%, 11/01/2024	$2,000	$2,100
5.13%, 01/20/2023	1,500	1,590		7.75%, 09/15/2022	4,948	5,288
6.25%, 01/15/2036	9,000	9,657		Roche Holdings Inc
8.50%, 07/15/2019	4,000	4,962		0.57%, 09/30/2019(d),(e)	13,500	13,493
		$74,938		Vantage Oncology LLC / Vantage Oncology
				Finance Co
Electric - 6.59%				9.50%, 06/15/2017(e)	18,000	16,650
Exelon Generation Co LLC						$47,655
6.20%, 10/01/2017	14,000	15,756
6.25%, 10/01/2039	3,000	3,509		Insurance - 2.57%
GenOn Americas Generation LLC				Berkshire Hathaway Inc
8.50%, 10/01/2021	12,500	11,813		3.00%, 02/11/2023	5,000	5,016
GenOn Energy Inc				3.75%, 08/15/2021	5,000	5,332
9.88%, 10/15/2020	6,500	6,744		Fidelity National Financial Inc
LG&E and KU Energy LLC				5.50%, 09/01/2022	5,000	5,436
3.75%, 11/15/2020	5,000	5,231		6.60%, 05/15/2017	12,000	13,344
4.38%, 10/01/2021	5,000	5,429		First American Financial Corp
Metropolitan Edison Co				4.30%, 02/01/2023	20,000	20,234
3.50%, 03/15/2023 (e)	9,000	8,948		Prudential Financial Inc
NiSource Finance Corp				4.50%, 11/16/2021	2,000	2,185
3.85%, 02/15/2023	2,000	2,073		5.38%, 06/21/2020	2,000	2,269
5.25%, 09/15/2017	2,000	2,206		7.38%, 06/15/2019	4,000	4,868
6.13%, 03/01/2022	5,000	5,944		8.88%, 06/15/2068(d)	12,000	14,355
Oncor Electric Delivery Co LLC						$73,039
7.00%, 09/01/2022	17,000	21,560
PacifiCorp				Iron & Steel - 1.45%
5.25%, 06/15/2035	5,000	5,871		Allegheny Technologies Inc
6.25%, 10/15/2037	2,000	2,635		5.88%, 08/15/2023	7,000	7,381
PPL Energy Supply LLC				5.95%, 01/15/2021	16,000	16,809
4.60%, 12/15/2021	11,000	10,370		ArcelorMittal
				6.00%, 03/01/2021(d)	16,000	17,160
6.50%, 05/01/2018	3,000	3,257
Solar Star Funding LLC						$41,350
5.38%, 06/30/2035 (e)	15,500	16,730		Leisure Products & Services - 0.72%
Southwestern Electric Power Co				Royal Caribbean Cruises Ltd
3.55%, 02/15/2022	12,000	12,444		7.25%, 03/15/2018	5,000	5,612
5.38%, 04/15/2015	6,500	6,633		Seven Seas Cruises S de RL LLC
TransAlta Corp				9.13%, 05/15/2019	14,000	14,875
4.50%, 11/15/2022	18,000	18,279				$20,487
6.65%, 05/15/2018	4,000	4,493
Tucson Electric Power Co				Lodging - 0.63%
3.85%, 03/15/2023	14,000	14,230		Boyd Gaming Corp
5.15%, 11/15/2021	3,000	3,348		9.13%, 12/01/2018	17,000	17,807
		$187,503

Entertainment - 0.21%			Media	- 2.28%
Greektown Holdings LLC/Greektown				21st Century Fox America Inc
Mothership Corp				4.50%, 02/15/2021	5,000	5,462
8.88%, 03/15/2019 (e)	1,250	1,256		6.40%, 12/15/2035	8,000	10,197
Peninsula Gaming LLC / Peninsula Gaming				Comcast Corp
Corp				2.85%, 01/15/2023	10,000	9,877
8.38%, 02/15/2018 (e)	4,500	4,748		3.13%, 07/15/2022	2,000	2,036
		$6,004		5.15%, 03/01/2020	2,000	2,283
				Historic TW Inc
Environmental Control - 1.53%				9.15%, 02/01/2023	5,260	7,154
ADS Waste Holdings Inc				NBCUniversal Enterprise Inc
8.25%, 10/01/2020	21,000	21,998		0.92%, 04/15/2018(d),(e)	3,000	3,028
Republic Services Inc				Time Warner Cable Inc
3.55%, 06/01/2022	6,000	6,152		4.00%, 09/01/2021	2,000	2,118
3.80%, 05/15/2018	2,000	2,126		4.13%, 02/15/2021	2,000	2,140
5.00%, 03/01/2020	12,000	13,371		5.00%, 02/01/2020	2,000	2,238
		$43,647		6.55%, 05/01/2037	6,000	7,550

Forest Products & Paper - 0.63%				7.30%, 07/01/2038	7,750	10,663
Plum Creek Timberlands LP						$64,746
3.25%, 03/15/2023	5,000	4,857		Mining - 0.66%
4.70%, 03/15/2021	12,000	12,985		Glencore Canada Corp
		$17,842		6.00%, 10/15/2015	12,000	12,554
				Glencore Finance Canada Ltd
Healthcare - Services - 1.68%				4.25%, 10/25/2022(d),(e)	2,000	2,022
HCA Inc				4.95%, 11/15/2021(e)	4,000	4,286
5.88%, 05/01/2023	4,500	4,838
7.50%, 02/15/2022	3,000	3,484				$18,862
7.50%, 11/06/2033	1,700	1,802

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas - 5.58%			REITS	- 8.31%
BG Energy Capital PLC				Alexandria Real Estate Equities Inc
2.88%, 10/15/2016 (e)	$2,000	$2,069		3.90%, 06/15/2023	$4,000	$4,018
4.00%, 10/15/2021 (e)	11,500	12,120		4.60%, 04/01/2022	20,500	21,624
BP Capital Markets PLC				Arden Realty LP
2.50%, 11/06/2022	3,000	2,847		5.25%, 03/01/2015	8,000	8,028
3.25%, 05/06/2022	4,000	4,012		BioMed Realty LP
4.75%, 03/10/2019	14,000	15,436		3.85%, 04/15/2016	6,000	6,238
Linn Energy LLC / Linn Energy Finance				4.25%, 07/15/2022	8,000	8,247
Corp				6.13%, 04/15/2020	8,000	9,148
6.50%, 05/15/2019	13,250	12,389		CubeSmart LP
Nabors Industries Inc				4.38%, 12/15/2023	8,000	8,289
5.00%, 09/15/2020	14,000	15,252		4.80%, 07/15/2022	9,000	9,688
5.10%, 09/15/2023	5,000	5,350		Duke Realty LP
Petro-Canada				3.88%, 10/15/2022	3,000	3,045
9.25%, 10/15/2021	8,500	11,628		4.38%, 06/15/2022	4,000	4,212
Phillips 66				8.25%, 08/15/2019	13,000	16,135
4.30%, 04/01/2022	9,000	9,648		HCP Inc
Rowan Cos Inc				2.63%, 02/01/2020	5,000	4,963
4.88%, 06/01/2022	8,000	8,211		3.75%, 02/01/2019	5,000	5,269
5.00%, 09/01/2017	14,000	15,075		5.38%, 02/01/2021	3,000	3,354
Tesoro Corp				6.00%, 03/01/2015	1,750	1,781
5.38%, 10/01/2022	8,750	9,012		7.07%, 06/08/2015	2,250	2,330
W&T Offshore Inc				Health Care REIT Inc
8.50%, 06/15/2019	22,500	21,938		3.75%, 03/15/2023	3,000	2,985
Whiting Petroleum Corp				4.50%, 01/15/2024	5,000	5,193
5.75%, 03/15/2021	13,000	13,715		4.95%, 01/15/2021	3,000	3,293
		$158,702		6.13%, 04/15/2020	2,000	2,316
				6.20%, 06/01/2016	3,000	3,244
Oil & Gas Services - 1.60%				Healthcare Realty Trust Inc
Exterran Partners LP / EXLP Finance Corp				5.75%, 01/15/2021	4,000	4,473
6.00%, 04/01/2021	24,000	23,160		6.50%, 01/17/2017	12,500	13,824
Weatherford International Ltd/Bermuda				Hospitality Properties Trust
4.50%, 04/15/2022	6,750	6,940		4.50%, 06/15/2023	5,000	5,092
5.13%, 09/15/2020	14,000	15,267		4.65%, 03/15/2024	5,000	5,103
		$45,367		5.00%, 08/15/2022	14,000	14,758
Other Asset Backed Securities - 1.41%				Kimco Realty Corp
Drug Royalty II LP 2				6.88%, 10/01/2019	12,000	14,296
3.48%, 07/15/2023 (d),(e)	17,112	17,216		Nationwide Health Properties Inc
PFS Financing Corp				6.00%, 05/20/2015	12,000	12,342
0.65%, 04/17/2017 (d),(e)	9,000	9,003		Simon Property Group LP
0.70%, 02/15/2018 (d),(e)	14,000	13,995		2.75%, 02/01/2023	7,000	6,808
		$40,214		4.38%, 03/01/2021	3,000	3,291
				10.35%, 04/01/2019	9,000	11,913
Packaging & Containers - 0.22%				Ventas Realty LP / Ventas Capital Corp
Sealed Air Corp				3.25%, 08/15/2022	8,000	7,843
6.88%, 07/15/2033 (e)	6,000	6,270		4.00%, 04/30/2019	3,000	3,204
						$236,347

Pharmaceuticals - 0.47%				Savings & Loans - 0.36%
AbbVie Inc				First Niagara Financial Group Inc
2.90%, 11/06/2022	13,750	13,375		7.25%, 12/15/2021	9,000	10,373

Pipelines - 2.74%				Telecommunications - 1.30%
Buckeye Partners LP				Corning Inc
4.15%, 07/01/2023	10,000	10,049		4.25%, 08/15/2020	10,000	10,946
4.35%, 10/15/2024	7,500	7,463		4.75%, 03/15/2042	4,000	4,156
El Paso Natural Gas Co LLC				Qwest Corp
7.50%, 11/15/2026	9,500	11,993		6.75%, 12/01/2021	19,000	21,856
Express Pipeline LLC						$36,958
7.39%, 12/31/2019 (e)	5,364	5,702
Southeast Supply Header LLC				Transportation - 0.93%
4.25%, 06/15/2024 (e)	14,000	14,437		Navios Maritime Holdings Inc / Navios
Southern Natural Gas Co LLC				Maritime Finance II US Inc
8.00%, 03/01/2032	4,000	5,176		7.38%, 01/15/2022(e)	14,000	14,070
Tennessee Gas Pipeline Co LLC				Trailer Bridge Inc
8.38%, 06/15/2032	2,000	2,662		0.00%, 11/15/2015(a),(b)	12,000	—
TransCanada PipeLines Ltd				15.50%, 03/31/2017 (b),(c),(d)	12,880	12,327
0.91%, 06/30/2016 (d)	5,000	5,030				$26,397
6.10%, 06/01/2040	5,000	6,052
7.25%, 08/15/2038	7,000	9,415
		$77,979

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2014

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Trucking & Leasing - 0.81%			Federal National Mortgage Association (FNMA) (continued)
Penske Truck Leasing Co Lp / PTL Finance			3.00%, 03/01/2042	$11,693	$11,730
Corp			3.00%, 05/01/2042	13,334	13,374
3.75%, 05/11/2017 (e)	$22,000	$23,110	3.00%, 06/01/2042	12,606	12,642
			3.00%, 06/01/2042	12,576	12,612
TOTAL BONDS		$1,752,003	3.50%, 12/01/2040	9,366	9,701
	Principal		3.50%, 01/01/2041	8,096	8,390
CONVERTIBLE BONDS - 1.29%	Amount (000's) Value (000's)		3.50%, 01/01/2041	7,608	7,882
			3.50%, 12/01/2041	6,989	7,245
Automobile Parts & Equipment - 0.97%			3.50%, 01/01/2042	10,080	10,458
Meritor Inc			3.50%, 03/01/2042	11,118	11,525
7.88%, 03/01/2026	18,750	27,516	3.50%, 04/01/2042	14,261	14,783
			3.50%, 02/01/2043	17,432	18,086
Pharmaceuticals - 0.32%			3.50%, 06/01/2043	16,641	17,265
Omnicare Inc			4.00%, 03/01/2039	5,563	5,913
3.25%, 12/15/2035	3,720	3,943	4.00%, 08/01/2040	5,554	5,909
3.50%, 02/15/2044	4,622	5,249	4.00%, 09/01/2040	10,208	10,903
		$9,192	4.00%, 11/01/2040	6,769	7,198
TOTAL CONVERTIBLE BONDS		$36,708	4.00%, 11/01/2040	4,038	4,295
SENIOR FLOATING RATE INTERESTS - Principal			4.00%, 10/01/2041	6,808	7,237
0.59%	Amount (000's) Value (000's)		4.00%, 10/01/2041	8,917	9,478
			4.00%, 11/01/2041	20,481	21,770
Oil & Gas - 0.22%			4.00%, 04/01/2042	12,052	12,810
Drillships Ocean Ventures Inc, Term Loan B			4.00%, 08/01/2043	18,511	19,772
5.50%, 07/16/2021 (d)	$6,484	$6,211	4.00%, 11/01/2043	18,515	19,838
			4.00%, 11/01/2043	16,910	18,030
Transportation - 0.37%			4.00%, 01/01/2044	17,295	18,441
Trailer Bridge Inc, Term Loan			4.00%, 02/01/2044	18,337	19,586
10.00%, 04/02/2016 (b),(c),(d)	10,650	10,650	4.50%, 06/01/2039	3,295	3,581
			4.50%, 08/01/2039	3,998	4,395
TOTAL SENIOR FLOATING RATE INTERESTS		$16,861	4.50%, 05/01/2040	5,458	5,961
			4.50%, 10/01/2040	13,438	14,668
U.S. GOVERNMENT & GOVERNMENT	Principal		4.50%, 12/01/2040	13,704	14,968
AGENCY OBLIGATIONS - 30.92%	Amount (000's) Value (000's)		5.00%, 01/01/2018	354	374
Federal Home Loan Mortgage Corporation (FHLMC) -			5.00%, 10/01/2032	506	561
5.92%			5.00%, 08/01/2035	3,722	4,120
3.00%, 10/01/2042	$14,451	$14,499	5.00%, 04/01/2039	1,901	2,123
3.00%, 10/01/2042	15,245	15,296	5.00%, 12/01/2039	2,806	3,110
3.00%, 11/01/2042	14,896	14,944	5.00%, 04/01/2040	5,530	6,129
3.50%, 10/01/2041	9,007	9,317	5.00%, 06/01/2040	4,854	5,423
3.50%, 04/01/2042	11,708	12,114	5.50%, 03/01/2033	446	500
3.50%, 04/01/2042	11,189	11,575	5.50%, 02/01/2035	3,901	4,385
4.00%, 04/01/2039	7,177	7,702	6.00%, 04/01/2032	142	162
4.50%, 08/01/2033	1,073	1,166	6.50%, 09/01/2028	53	60
4.50%, 08/01/2033	2,348	2,549	6.50%, 11/01/2028	53	60
4.50%, 08/01/2033	2,003	2,174	6.50%, 05/01/2031	27	30
4.50%, 05/01/2039	5,371	5,819	6.50%, 05/01/2032	274	318
4.50%, 06/01/2039	4,345	4,775	7.00%, 01/01/2030	5	5
4.50%, 07/01/2039	10,912	11,947
4.50%, 12/01/2040	11,079	12,007			$419,509
4.50%, 10/01/2041	15,592	16,907	Government National Mortgage Association (GNMA) -
5.00%, 08/01/2035	1,836	1,982	0.03%
			6.00%, 05/20/2032(d)	542	624
5.00%, 11/01/2035	1,976	2,191
5.00%, 10/01/2038	3,394	3,698	7.00%, 06/20/2031	108	129
5.00%, 08/01/2039	7,527	8,377			$753
5.50%, 11/01/2017	416	440	U.S. Treasury - 10.22%
5.50%, 01/01/2018	96	101	0.25%, 01/31/2015	15,000	15,006
5.50%, 05/01/2031	374	417	0.25%, 07/15/2015	15,000	15,013
5.50%, 06/01/2035	1,333	1,492	0.63%, 12/15/2016	15,000	15,016
5.50%, 01/01/2036	2,203	2,464	0.75%, 10/31/2017	15,000	14,902
5.50%, 04/01/2036	1,993	2,235	0.88%, 02/28/2017	15,000	15,075
6.00%, 03/01/2031	83	94	1.25%, 10/31/2019	15,000	14,728
6.00%, 05/01/2032	324	370	1.38%, 11/30/2018	15,000	14,992
6.00%, 06/01/2038	942	1,068	1.63%, 04/30/2019	15,000	15,067
6.50%, 01/01/2029	86	99	1.63%, 07/31/2019	15,000	15,036
6.50%, 05/01/2029	133	151	1.63%, 11/15/2022	15,000	14,396
6.50%, 06/01/2029	147	166	1.75%, 05/31/2016	15,000	15,327
6.50%, 06/01/2029	71	84	1.75%, 05/15/2022	15,000	14,623
6.50%, 08/01/2029	75	85	2.00%, 11/15/2021	15,000	14,959
7.00%, 01/01/2032	125	143	2.38%, 05/31/2018	15,000	15,602
		$168,448	3.13%, 05/15/2021	15,000	16,049
Federal National Mortgage Association (FNMA) - 14.75%			3.13%, 08/15/2044	15,000	15,185
3.00%, 03/01/2042	11,667	11,703	3.38%, 05/15/2044	15,000	15,913
			3.63%, 02/15/2044	15,000	16,647

See accompanying notes

		Schedule of Investments
		Income Fund
		October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)
3.75%, 11/15/2043	$15,000	$17,018
		$290,554
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$879,264
Total Investments		$2,835,595
Other Assets in Excess of Liabilities, Net - 0.30%		$8,400
TOTAL NET ASSETS - 100.00%		$2,843,995

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$22,982 or 0.81% of net assets.
(c) Security is Illiquid
(d)	Variable Rate. Rate shown is in effect at October 31, 2014.
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $290,038 or 10.20% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		21.31%
Mortgage Securities		20.70%
Government		10.22%
Energy		10.14%
Utilities		6.59%
Consumer, Non-cyclical		5.78%
Exchange Traded Funds		5.30%
Asset Backed Securities		4.45%
Industrial		3.86%
Basic Materials		3.77%
Communications		3.58%
Consumer, Cyclical		3.56%
Technology		0.44%
Other Assets in Excess of Liabilities, Net		0.30%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
October 31, 2014

	INVESTMENT COMPANIES - 0.26%	Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 0.26%
	Goldman Sachs Financial Square Funds -	2,717,485	$2,717	Other Asset Backed Securities - 0.04%
	Money Market Fund			Argent Securities Trust 2006-W3
				0.27%, 04/25/2036(b)		$33	$14
	TOTAL INVESTMENT COMPANIES		$2,717	Asset-Backed Pass-Through Certificates

BONDS	- 6.57%	Amount Principal (000's) Value (000's)		Series 0.77%, 2004-R2 04/25/2034(b)		193	190
				Countrywide Asset-Backed Certificates
Banks	- 0.01%			1.28%, 12/25/2032(b)		45	41
	HSBC USA Capital Trust I			Fannie Mae Grantor Trust 2004-T9
	7.81%, 12/15/2026 (a)	$100	$102	0.46%, 04/25/2035(b)		25	25
				Fannie Mae REMIC Trust 2003-W16
				0.45%, 11/25/2033(b)		2	2
	Home Equity Asset Backed Securities - 0.00%
	New Century Home Equity Loan Trust 2005-			Long Beach Mortgage Loan Trust 2004-2
				0.95%, 06/25/2034(b)		122	117
	1
	0.73%, 03/25/2035 (b)	55	55				$389
	Option One Mortgage Loan Trust 2005-1			Sovereign - 5.92%
	1.65%, 02/25/2035 (b)	23	1
				Bundesrepublik Deutschland Bundesobligation
	Option One Mortgage Loan Trust 2007-CP1			Inflation Linked Bond
	0.60%, 03/25/2037 (b)	60	—
				0.75%, 04/15/2018	EUR	3,296	4,311
			$56	Deutsche Bundesrepublik Inflation Linked
	Mortgage Backed Securities - 0.60%			Bond
	Alternative Loan Trust 2007-OA7			1.50%, 04/15/2016		19,069	24,476
	0.36%, 05/25/2047 (b)	1,745	746	Italy Buoni Poliennali Del Tesoro
	Bear Stearns ALT-A Trust 2007-2			2.10%, 09/15/2016		3,891	5,055
	0.32%, 04/25/2037 (b)	586	418	2.35%, 09/15/2024(a)		12,826	17,626
	CD 2007-CD4 Commercial Mortgage Trust			2.60%, 09/15/2023		945	1,329
	0.37%, 12/11/2049 (a),(b)	5,568	40	New Zealand Government Bond
				3.06%, 09/20/2030(b)	NZD	7,733	6,474
	Chase Mortgage Finance Trust Series 2007-
	A2			United Kingdom Gilt Inflation Linked
	2.59%, 07/25/2037 (b)	132	131	0.13%, 03/22/2044	GBP	2,083	3,841
	Commercial Mortgage Trust 2007-GG9						$63,112
	0.27%, 03/10/2039 (a),(b)	42,210	249	TOTAL BONDS			$69,994
	Fannie Mae REMIC Trust 2004-W5			U.S. GOVERNMENT & GOVERNMENT	Principal
	0.60%, 02/25/2047 (b)	42	42	AGENCY OBLIGATIONS - 93.03%	Amount (000's) Value (000's)
	Fannie Mae REMIC Trust 2005-W2			U.S. Treasury - 2.09%
	0.35%, 05/25/2035 (b)	33	33
				1.63%, 07/31/2019		$15,000	$15,036
	Freddie Mac REMICS			3.13%, 08/15/2044		7,175	7,264
	0.55%, 09/15/2033 (b)	45	46
	0.60%, 06/15/2023 (b)	5	5				$22,300
G	-FORCE 2005-RR2 LLC			U.S. Treasury Inflation-Indexed Obligations – 90.94%
	0.45%, 12/25/2039 (a),(b)	629	610	0.13%, 04/15/2016		44,399	44,895
	Ginnie Mae			0.13%, 04/15/2017		43,848	44,533
	0.51%, 10/20/2031 (b)	10	10	0.13%, 04/15/2018		62,997	63,775
	0.70%, 03/16/2047 (b)	1,411	49	0.13%, 04/15/2019		54,545	54,928
	HomeBanc Mortgage Trust 2005-5			0.13%, 01/15/2022		60,518	59,672
	0.49%, 01/25/2036 (b)	545	471	0.13%, 07/15/2022		15,199	14,987
	Impac CMB Trust Series 2004-5			0.13%, 01/15/2023		50,061	49,001
	2.48%, 10/25/2034 (b)	38	28	0.13%, 07/15/2024		14,224	13,833
	Impac CMB Trust Series 2004-6			0.38%, 07/15/2023		18,341	18,345
	1.13%, 10/25/2034 (b)	23	22	0.63%, 07/15/2021		207	213
	Impac CMB Trust Series 2005-1			0.63%, 01/15/2024		114,852	116,718
	0.77%, 04/25/2035 (b)	163	138	0.63%, 02/15/2043		24,384	22,273
	Impac CMB Trust Series 2005-5			0.75%, 02/15/2042		22,607	21,378
	0.92%, 08/25/2035 (b)	33	18	1.13%, 01/15/2021		65,255	68,920
	Impac CMB Trust Series 2007-A			1.25%, 07/15/2020		15,596	16,653
	0.40%, 05/25/2037 (b)	706	690	1.38%, 07/15/2018		6,177	6,583
	JP Morgan Alternative Loan Trust 2007-A1			1.38%, 01/15/2020		23,020	24,592
	0.30%, 03/25/2037 (b)	806	741	1.38%, 02/15/2044		47,784	52,690
	Merrill Lynch Alternative Note Asset Trust			1.75%, 01/15/2028		24,325	27,632
	Series 2007-A3			2.00%, 01/15/2026(c)		9,401	10,864
	0.36%, 04/25/2037 (b)	2,844	1,605	2.13%, 02/15/2040		14,393	18,286
ML	-CFC Commercial Mortgage Trust 2006-			2.13%, 02/15/2041		12,565	16,066
	3			2.38%, 01/15/2025		64,047	75,951
	0.70%, 07/12/2046 (a),(b)	12,688	148	2.38%, 01/15/2027		15,840	19,078
	WaMu Mortgage Pass-Through Certificates			2.50%, 07/15/2016		17,368	18,402
	Series 2005-AR2 Trust			2.50%, 01/15/2029		38,115	47,427
	0.52%, 01/25/2045 (b)	90	82	3.38%, 04/15/2032		2,339	3,320
	WaMu Mortgage Pass-Through Certificates			3.63%, 04/15/2028		794	1,097
	Series 2006-AR9 Trust			3.88%, 04/15/2029(c)		25,356	36,425
	0.37%, 08/25/2046 (b)	88	13				$968,537
			$6,335	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
				OBLIGATIONS			$990,837

See accompanying notes

Schedule of Investments
Inflation Protection Fund
October 31, 2014

	Principal
	Amount (000's) Value (000's)
TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$4
TOTAL PURCHASED OPTIONS - 0.10%			$994
Total Investments			$1,064,546
Other Assets in Exess of Liabilities, Net - 0.04%			$454
TOTAL NET ASSETS - 100.00%			$1,065,000

(a)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $18,774 or 1.77% of net assets.
(b)	Variable Rate. Rate shown is in effect at October 31, 2014.
(c)			Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,166 or 0.20% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			98.95%
Mortgage Securities			0.60%
Exchange Traded Funds			0.26%
Purchased Options			0.10%
Asset Backed Securities			0.04%
Financial			0.01%
Purchased Capped Options			0.00%
Liabilities in Excess of Other Assets, Net			0.04%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Citigroup Inc	12/15/2014	EUR	4,130,000	$5,265	$5,175	$	— $	(90)
Total						$	— $	(90)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	11/06/2014	EUR	9,237,700	$11,720	$11,576		$144	$—
Barclays Bank PLC	11/06/2014	GBP	2,373,000	3,838	3,796		42	—
Barclays Bank PLC	12/04/2014	EUR	42,361,000	53,180	53,088		92	—
Barclays Bank PLC	12/15/2014	EUR	15,947,000	20,297	19,986		329	(18)
BNP Paribas	11/06/2014	EUR	31,694,000	39,918	39,717		201	—
BNP Paribas	12/15/2014	JPY	599,482,372	5,345	5,340		5	—
Deutsche Bank AG	12/15/2014	EUR	2,110,000	2,694	2,645		49	—
JP Morgan Chase	11/06/2014	EUR	1,429,000	1,805	1,791		14	—
JP Morgan Chase	01/21/2015	NZD	7,633,000	5,992	5,902		90	—
UBS AG	12/04/2014	GBP	2,373,000	3,797	3,795		2	—
Total							$968	$(18)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
90 Day Eurodollar; December 2014		Long	900	$224,431			$224,460	$29
90 Day Eurodollar; December 2015		Long	427	105,852			105,859	7
90 Day Eurodollar; December 2017		Short	185	45,068			45,073	(5)
90 Day Eurodollar; June 2015		Short	433	107,728			107,828	(100)
Euro Bund 10 Year Bund Future; December 2014		Short	42	7,931			7,943	(12)
Euro-BTP; December 2014		Short	17	2,755			2,776	(21)
Japan 10 Year Bond TSE; December 2014		Short	31	40,228			40,440	(212)
US 10 Year Note; December 2014		Long	731	92,785			92,369	(416)
US 2 Year Note; December 2014		Long	188	41,157			41,278	121
US 5 Year Note; December 2014		Long	354	42,265			42,278	13
US Long Bond; December 2014		Short	27	3,825			3,810	15
US Ultra Bond; December 2014		Short	475	73,449			74,486	(1,037)
Total								$(1,618)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Inflation Protection Fund
October 31, 2014

Interest Rate Swaps

	Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)			Unrealized Appreciation/(Depreciation)

																Fair Value
																Asset	Liability
	Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		$20,405		$—	$				30		$30	$—
		Consumers
		NAS(CPURNSA)
	Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016		20,405		—					(106)		—	(106)
		Consumers
		NAS(CPURNSA)
	Total								$—	$				(76)		$30	$(106)

	Amounts in thousands

Exchange Cleared Interest Rate Swaps

			(Pay)/
			Receive
			Floating	Fixed	Expiration	Notional
		Floating Rate Index	Rate	Rate	Date	Amount		Fair Value			Unrealized Appreciation/(Depreciation)
		3 Month LIBOR	Receive	0.48%	08/08/2015		$49,700		$(84)		$					(84)
		3 Month LIBOR	Receive	2.22%	08/09/2020		21,200		(342)							(343)
		3 Month LIBOR	Receive	2.62%	07/02/2024		13,300		(204)							(204)
		6 Month GBP	Receive	2.83%	08/29/2044	GBP	3,205		(81)							(81)
		LIBOR
	Total								$(711)		$					(712)

	Amounts in thousands

Interest Rate Swaptions

Written Swaptions Outstanding		Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)				Fair Value			Unrealized Appreciation/(Depreciation)
	Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	3.20% 07/01/2015 $			33,300			$(612	) $	(277		) $		335
	Rate Swap		LIBOR
	Total										$(612	) $	(277		) $		335

	Amounts in thousands

Options

							Upfront Premiums									Unrealized
	Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts		Paid/(Received)				Fair Value			Appreciation/(Depreciation)
	Call - EUR versus USD	EUR	1.28	11/07/2014	18,635,000				$64				$2	$			(62)
Put	- Euro-Bobl Future; December 2014		$98.75	12/15/2014		1,508			245				19				(226)
Put	- Euro-Bobl Future; December 2014		$99.13	12/15/2014		524			86				85				(1)
Put	- Euro-Bund Future; December 2014	EUR	149.50	11/24/2014		170			86				34				(52)
	Put - Eurodollar 3 Year Midcurve Future; $		97.50	12/15/2014		778			254		316						62
	December 2014
	Put - US 10 Year Note Future; December $		126.00	11/24/2014		400			124		169						45
	2014
	Put - US 10 Year Note Future; December $		123.50	11/24/2014		336			103				11				(92)
	2014
	Put - US 5 Year Note Future; December		$120.50	11/24/2014		319			152		358						206
	2014
	Total								$1,114		$994			$			(120)

							Upfront Premiums									Unrealized
	Written Options Outstanding	Exercise Price		Expiration Date	Contracts		Paid/(Received)				Fair Value			Appreciation/(Depreciation)
Call	- Euro-Bobl Future; December 2014 $		99.00	12/15/2014		1,080			$(161)		$(520)			$			(359)
	Call - US 5 Year Note Future; December		$121.50	11/24/2014		319			(199)				(3)				196
	2014
	Put - Eurodollar 3 Year Midcurve Future; $		97.13	12/15/2014		778			(57)				(68)				(11)
	December 2014
	Total								$(417)		$(591)			$			(174)

	Amounts in thousands except contracts

See accompanying notes

			Schedule of Investments
Inflation Protection Fund
October 31, 2014

Purchased Capped Options

							Upfront
	Counterparty	Strike		Expiration		Notional	Premiums		Unrealized
Description	(Issuer)	Index	Exercise Index	Date		Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Floor - Eurostat	Barclays Bank PLC	15%	Max (0, 0% -	11/19/2015	EUR	8,015	$16	$4	$(12)
Eurozone HICP ex			CPTFEMU)
Tobacco NSA
Total							$16	$4	$(12)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
October 31, 2014

COMMON STOCKS - 94.10%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.25%			Distribution & Wholesale - 0.02%
Multiplus SA	372,200	$5,220	Hyundai Corp	14,711	$504

Agriculture - 1.01%			Diversified Financial Services - 4.95%
KT&G Corp	234,518	20,765	Fubon Financial Holding Co Ltd	12,504,000	21,168
			Hana Financial Group Inc	392,095	13,578
			Mega Financial Holding Co Ltd	30,377,691	25,195
Apparel - 0.09%			Shinhan Financial Group Co Ltd	656,470	30,897
Feng TAY Enterprise Co Ltd	680,160	1,758	SinoPac Financial Holdings Co Ltd	1,838,782	799
			Taishin Financial Holding Co Ltd	20,852,284	9,947
Automobile Manufacturers - 3.80%			Woori Finance Holdings Co Ltd (a),(b)	41,105	458
Dongfeng Motor Group Co Ltd	312,000	482			$102,042
Hyundai Motor Co	98,210	15,584	Electric - 4.54%
Kia Motors Corp	316,270	15,362
Maruti Suzuki India Ltd (a)	251,141	13,751	China Resources Power Holdings Co Ltd	3,780,000	11,002
			Huadian Fuxin Energy Corp Ltd	18,198,000	10,470
Tata Motors Ltd ADR	701,965	33,063	Huadian Power International Corp Ltd	22,291,631	17,027
		$78,242	Huaneng Power International Inc	5,904,000	7,259
Automobile Parts & Equipment - 0.72%			Korea Electric Power Corp	589,393	25,872
Apollo Tyres Ltd	2,552,419	9,094	Tenaga Nasional BHD	5,380,000	21,858
Hiroca Holdings Ltd	833,081	2,599			$93,488
Nexen Tire Corp	214,305	2,625	Electrical Components & Equipment - 0.19%
Seoyeon Co Ltd	41,777	597	LG Innotek Co Ltd (b)	49,702	3,919
		$14,915

Banks - 15.57%			Electronics - 1.94%
Abu Dhabi Commercial Bank PJSC	4,432,922	9,489	Coretronic Corp (b)	2,112,750	3,180
Agricultural Bank of China Ltd	36,957,000	17,174	Hon Hai Precision Industry Co Ltd	8,349,684	26,427
Axis Bank Ltd (a)	3,585,379	26,049
			Hu Lane Associate Inc	1,637,000	5,730
Banco de Chile	87,423,324	10,700	Merry Electronics Co Ltd	1,119,382	4,527
Bangkok Bank PCL	3,286,400	20,381			$39,864
Bank Negara Indonesia Persero Tbk PT	24,758,800	12,203
Bank of China Ltd	72,081,113	34,502	Engineering & Construction - 1.77%
Barclays Africa Group Ltd	510,135	8,062	China Railway Construction Corp Ltd	6,480,500	6,808
BDO Unibank Inc	3,513,880	7,670	Grupo Aeroportuario del Sureste SAB de CV	905,346	12,206
China Construction Bank Corp	49,952,722	37,270	Promotora y Operadora de Infraestructura	811,908	11,199
Credicorp Ltd	74,169	11,941	SAB de CV (b)
FirstRand Ltd	6,262,091	26,823	Voltas Ltd	1,532,690	6,268
Grupo Financiero Inbursa SAB de CV	4,072,700	12,288			$36,481
ICICI Bank Ltd ADR	398,453	22,457
Industrial & Commercial Bank of China Ltd	32,800,000	21,778	Environmental Control - 0.45%
Industrial Bank of Korea	1,009,668	14,765	Coway Co Ltd	120,333	9,199
Malayan Banking Bhd	5,271,200	15,551
National Bank of Greece SA (b)	369,987	892	Food - 4.84%
Turkiye Is Bankasi	4,219,049	10,549	China Modern Dairy Holdings Ltd (b)	13,700,000	6,044
		$320,544	Daesang Corp	199,887	7,764
			GFPT PCL (a)	7,849,800	4,656
Beverages - 0.89%			Gruma SAB de CV (b)	1,437,000	15,786
AMBEV SA ADR	1,629,173	10,883	Indofood Sukses Makmur Tbk PT	18,386,600	10,385
Thai Beverage PCL	12,651,000	7,533	JBS SA	3,144,629	14,023
		$18,416	Magnit PJSC	172,894	11,605
Chemicals - 0.73%			Thai Union Frozen Products PCL (a)	3,658,200	8,367
LG Hausys Ltd	32,929	4,913	Universal Robina Corp	2,575,910	10,670
PTT Global Chemical PCL (a)	46	—	X5 Retail Group NV (b)	565,942	10,373
UPL Ltd	1,783,723	10,098			$99,673
		$15,011	Gas - 0.35%
Commercial Services - 2.75%			Petronas Gas Bhd	1,041,100	7,139
Cielo SA	814,300	13,372
Kroton Educacional SA	3,754,588	26,759	Holding Companies - Diversified - 0.00%
OHL Mexico SAB de CV (b)	3,689,300	10,353
TAL Education Group ADR(b)	193,206	6,136	KOC Holding AS	1	—
		$56,620
			Home Furnishings - 0.54%
Computers - 1.44%			Steinhoff International Holdings Ltd	2,188,144	11,195
Lenovo Group Ltd	4,298,000	6,335
Wipro Ltd	1,362,034	12,583
Wistron Corp	10,161,000	10,675	Insurance - 4.68%
		$29,593	BB Seguridade Participacoes SA	1,275,680	17,020
			Cathay Financial Holding Co Ltd	8,893,511	14,660
Cosmetics & Personal Care - 0.64%			PICC Property & Casualty Co Ltd	4,694,000	8,611
Amorepacific Corp	6,124	13,150	Porto Seguro SA	500,573	6,000
			Powszechny Zaklad Ubezpieczen SA	148,455	22,274
			Sanlam Ltd	4,395,499	27,775
					$96,340

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet - 2.85%			Software (continued)
Alibaba Group Holding Ltd ADR(b)	89,363	$8,811	Tech Mahindra Ltd	377,472		$15,474
Tencent Holdings Ltd	3,099,600	49,818				$32,629

		$58,629	Telecommunications - 9.04%
Iron & Steel - 0.93%			America Movil SAB de CV ADR	659,887		16,108
POSCO	66,269	19,141	Bharti Infratel Ltd	1,808,815		8,669
			BYD Electronic International Co Ltd	4,174,000		4,966
			China Mobile Ltd	3,584,093		44,595
Media - 1.12%			China Telecom Corp Ltd	25,580,000		16,306
Naspers Ltd	184,519	23,015	DiGi.Com Bhd	6,219,300		11,708
			Hellenic Telecommunications Organization	566,913		6,403
Metal Fabrication & Hardware - 1.28%			SA (b)
Bharat Forge Ltd	591,172	7,818	MTN Group Ltd	1,438,111		31,844
Catcher Technology Co Ltd	794,000	6,703	SK Telecom Co Ltd	66,003		16,540
Hyosung Corp	199,848	11,866	Telekom Malaysia Bhd	8,301,100		18,175
		$26,387	Telekomunikasi Indonesia Persero Tbk PT	47,482,700		10,814

Mining - 2.31%						$186,128
Anglo American PLC	306,660	6,475	Transportation - 0.52%
Grupo Mexico SAB de CV	4,691,100	16,146	Sinotrans Ltd	13,526,000		10,733
KGHM Polska Miedz SA	250,485	9,661
MMC Norilsk Nickel OJSC ADR	818,334	15,269	TOTAL COMMON STOCKS			$1,937,919
		$47,551	INVESTMENT COMPANIES - 1.54%	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 0.61%			Publicly Traded Investment Fund - 1.54%
Largan Precision Co Ltd	180,000	12,645	Goldman Sachs Financial Square Funds -	31,630,973		31,631
			Government Fund
Oil & Gas - 6.48%
China Petroleum & Chemical Corp	13,277,978	11,515	TOTAL INVESTMENT COMPANIES			$31,631
CNOOC Ltd	8,157,000	12,773	PREFERRED STOCKS - 4.80%	Shares Held	Value	(000	's)
Gazprom OAO ADR	1,315,337	8,715	Banks - 2.85%
Hindustan Petroleum Corp Ltd	811,204	6,928	Banco Bradesco SA	1,318,700		19,861
Lukoil OAO ADR	432,428	21,197	Itau Unibanco Holding SA	2,626,383		38,952
PetroChina Co Ltd	18,716,000	23,432				$58,813
Petroleo Brasileiro SA ADR	1,174,950	13,747
PTT Exploration & Production PCL (a)	1,738,500	7,816	Electric - 0.10%
Sasol Ltd	397,793	19,864	Cia Energetica de Sao Paulo	207,205		2,043
Tatneft OAO ADR	208,714	7,460
		$133,447	Food - 0.48%
Pharmaceuticals - 1.76%			Cia Brasileira de Distribuicao	235,100		9,858
Aurobindo Pharma Ltd	855,210	13,488
Lupin Ltd (a)	581,243	13,462	Investment Companies - 0.26%
Sinopharm Group Co Ltd	2,394,800	9,356	Bradespar SA	801,500		5,415
		$36,306

Real Estate - 0.63%			Media - 0.04%
Emlak Konut Gayrimenkul Yatirim Ortakligi	6,236,540	7,005	Zee Entertainment Enterprises Ltd	53,971,932		747
AS
Shimao Property Holdings Ltd	2,735,000	5,886
		$12,891	Oil & Gas - 0.75%
			Petroleo Brasileiro SA	1,049,400		6,471
REITS - 1.30%			Surgutneftegas OAO	12,975,400		8,891
Fibra Uno Administracion SA de CV	4,007,500	13,910				$15,362
Mexico Real Estate Management SA de CV (b)	7,112,000	12,960
		$26,870	Telecommunications - 0.32%
			Telefonica Brasil SA	326,000		6,658
Retail - 1.03%
ANTA Sports Products Ltd	6,482,000	12,723	TOTAL PREFERRED STOCKS			$98,896
GOME Electrical Appliances Holding Ltd	53,485,000	8,426	Total Investments			$2,068,446
		$21,149	Liabilities in Excess of Other Assets, Net - (0.44)%				$(9,090)
Semiconductors - 10.50%			TOTAL NET ASSETS - 100.00%			$2,059,356
Advanced Semiconductor Engineering Inc	8,054,000	9,716
Everlight Electronics Co Ltd	4,835,000	9,174
Inotera Memories Inc (b)	7,510,000	11,607	(a)			Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
Realtek Semiconductor Corp	1,860,000	6,165	Directors. At the end of the period, the fair value of these securities totaled
Samsung Electronics Co Ltd	52,268	60,952	$74,559 or 3.62% of net assets.
Siliconware Precision Industries Co	7,510,000	10,713
SK Hynix Inc (b)	786,815	35,088	(b) Non-Income Producing Security
Taiwan Semiconductor Manufacturing Co Ltd	15,037,685	65,186
Vanguard International Semiconductor Corp	5,138,000	7,719
		$216,320

Software - 1.58%
HCL Technologies Ltd	654,059	17,155

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
October 31, 2014

Portfolio Summary (unaudited)
Country	Percent
China	16.63%
Korea, Republic Of	15.73%
Taiwan, Province Of China	12.92%
India	10.55%
Brazil	9.53%
South Africa	7.21%
Mexico	5.86%
Russian Federation	4.04%
Malaysia	3.62%
Hong Kong	2.99%
Thailand	2.37%
United States	1.85%
Indonesia	1.62%
Poland	1.55%
Philippines	0.89%
Turkey	0.85%
Peru	0.58%
Chile	0.52%
United Arab Emirates	0.46%
Greece	0.35%
United Kingdom	0.32%
Liabilities in Excess of Other Assets, Net	(0.44)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
International Fund I
October 31, 2014

COMMON STOCKS - 91.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 0.59%			Electric (continued)
Zodiac Aerospace	72,673	$2,218	PGE SA	327,165	$2,147
					$10,085

Automobile Manufacturers - 4.46%			Electrical Components & Equipment - 1.17%
Bayerische Motoren Werke AG	45,971	4,930	Brother Industries Ltd	125,000	2,225
Fuji Heavy Industries Ltd	172,200	5,731	LG Electronics Inc	35,200	2,150
Tata Motors Ltd ADR	126,600	5,963			$4,375

		$16,624	Electronics - 3.13%
Automobile Parts & Equipment - 6.20%			AAC Technologies Holdings Inc	395,300	2,372
Bridgestone Corp	140,200	4,685	Fujitsu General Ltd	128,700	1,611
Continental AG	23,760	4,680	Hon Hai Precision Industry Co Ltd	1,726,120	5,463
Halla Visteon Climate Control Corp	36,210	1,614	Japan Aviation Electronics Industry Ltd	112,000	2,219
Koito Manufacturing Co Ltd	101,800	3,067			$11,665
Linamar Corp	28,300	1,446
Magna International Inc	50,900	5,024	Engineering & Construction - 1.30%
NOK Corp	101,800	2,579	COMSYS Holdings Corp	190,200	3,395
		$23,095	Kyowa Exeo Corp	117,900	1,444
					$4,839
Banks - 9.42%
Banco do Brasil SA	124,100	1,389	Food - 1.20%
			Aryzta AG (b)	27,800	2,371
Bank of China Ltd	10,232,600	4,898
China CITIC Bank Corp Ltd	5,494,500	3,579	Marine Harvest ASA	147,832	2,094
China Merchants Bank Co Ltd	2,618,100	4,852			$4,465
China Minsheng Banking Corp Ltd	1,669,200	1,675	Forest Products & Paper - 0.99%
DNB ASA	253,176	4,651	Mondi PLC	217,621	3,678
Fukuoka Financial Group Inc	549,900	2,814
Home Capital Group Inc	38,000	1,821
Siam Commercial Bank PCL/The (a)	394,400	2,151	Healthcare - Products - 0.78%
Skandinaviska Enskilda Banken AB	333,893	4,289	Nihon Kohden Corp	56,700	2,899
Sumitomo Mitsui Financial Group Inc	73,400	2,993
		$35,112	Healthcare - Services - 0.40%
Building Materials - 0.89%			Miraca Holdings Inc	35,600	1,495
China Resources Cement Holdings Ltd	2,473,700	1,682
China Singyes Solar Technologies Holdings	857,300	1,642	Home Builders - 3.94%
Ltd (b)			Barratt Developments PLC	558,037	3,751
		$3,324	Bellway PLC	69,950	1,962
			Berkeley Group Holdings PLC	86,577	3,166
Chemicals - 3.38%			Persimmon PLC (b)	96,126	2,258
BASF SE	29,401	2,598	Taylor Wimpey PLC	1,859,464	3,532
Nissan Chemical Industries Ltd	184,900	3,428
Nitto Denko Corp	121,300	6,561			$14,669
		$12,587	Home Furnishings - 0.87%

Commercial Services - 2.08%			Steinhoff International Holdings Ltd	632,984	3,238
Capita PLC	125,031	2,198
Estacio Participacoes SA	141,900	1,643	Insurance - 3.88%
Kroton Educacional SA	319,600	2,278	AXA SA	107,775	2,489
OHL Mexico SAB de CV (b)	583,200	1,637	Genworth MI Canada Inc	45,800	1,601
		$7,756	Porto Seguro SA	115,800	1,388
			Prudential PLC	147,306	3,411
Computers - 4.46%			Swiss Life Holding AG (b)	24,197	5,552
Asustek Computer Inc	357,300	3,648			$14,441
Ingenico	29,401	2,929
Lenovo Group Ltd	1,486,800	2,192	Internet - 1.50%
Nomura Research Institute Ltd	177,700	5,861	NetEase Inc ADR	30,600	2,898
Obic Co Ltd	55,300	1,974	Tencent Holdings Ltd	166,600	2,678
		$16,604			$5,576

Distribution & Wholesale - 0.64%			Lodging - 0.54%
Hitachi High-Technologies Corp	78,700	2,404	Echo Entertainment Group Ltd	599,000	2,011

Diversified Financial Services - 3.60%			Machinery - Diversified - 0.82%
Aberdeen Asset Management PLC	346,557	2,410	Bucher Industries AG	5,100	1,296
Coronation Fund Managers Ltd	240,700	2,084	Hollysys Automation Technologies Ltd (b)	71,300	1,749
Fubon Financial Holding Co Ltd	1,034,100	1,751			$3,045
London Stock Exchange Group PLC	80,191	2,589
Man Group PLC	1,451,932	2,879	Metal Fabrication & Hardware - 0.87%
Mitsubishi UFJ Lease & Finance Co Ltd	325,400	1,718	Catcher Technology Co Ltd	385,100	3,251
		$13,431
			Mining - 0.78%
Electric - 2.71%			Lundin Mining Corp (b)	324,000	1,446
China Resources Power Holdings Co Ltd	2,062,600	6,003	Sumitomo Metal Mining Co Ltd	106,500	1,477
Huaneng Power International Inc	1,573,800	1,935			$2,923

See accompanying notes

Schedule of Investments
International Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 1.55%			Publicly Traded Investment Fund (continued)
Largan Precision Co Ltd	50,000	$3,513	Goldman Sachs Financial Square Funds -	1,752,117			$1,752
Sunny Optical Technology Group Co Ltd	1,388,700	2,247	Money Market Fund
		$5,760					$5,393

Oil & Gas - 4.24%			TOTAL INVESTMENT COMPANIES				$5,393
Imperial Oil Ltd	61,600	2,964	Total Investments				$344,585
Inpex Corp	190,500	2,437	Other Assets in Excess of Liabilities, Net - 7.51%				$27,961
Royal Dutch Shell PLC - A Shares	140,966	5,036	TOTAL NET ASSETS - 100.00%				$372,546
Sasol Ltd	107,069	5,346

		$15,783	(a)			Fair value of these investments is determined in good faith by the Manager
Pharmaceuticals - 7.27%			under procedures established and periodically reviewed by the Board of
Actelion Ltd (b)	32,173	3,832	Directors. At the end of the period, the fair value of these securities totaled
Alfresa Holdings Corp	117,800	1,495	$2,151 or 0.58% of net assets.
Astellas Pharma Inc	330,900	5,136	(b) Non-Income Producing Security
Hikma Pharmaceuticals PLC	54,600	1,656
Jazz Pharmaceuticals PLC (b)	25,300	4,272
Novartis AG	50,142	4,653
Orion OYJ	54,243	1,845	Portfolio Summary (unaudited)
Sino Biopharmaceutical Ltd	4,166,000	4,194	Country				Percent
		$27,083	Japan				21.87%
			United Kingdom				9.17%
Real Estate - 1.40%			Taiwan, Province Of China				8.41%
China Overseas Land & Investment Ltd	892,400	2,589	China				7.76%
Shimao Property Holdings Ltd	1,215,100	2,615	Hong Kong				7.53%
		$5,204	Canada				6.01%
			Switzerland				4.76%
Retail - 3.19%			South Africa				4.57%
Alimentation Couche-Tard Inc	101,800	3,455	Germany				4.05%
Next PLC	42,441	4,382	France				2.05%
Pandora A/S	28,375	2,392	United States				2.04%
USS Co Ltd	105,800	1,665	Netherlands				2.00%
		$11,894	Norway				1.81%
Semiconductors - 5.10%			Brazil				1.79%
Advanced Semiconductor Engineering Inc	1,739,500	2,098	India				1.60%
Advanced Semiconductor Engineering Inc	30,959	191	Ireland				1.15%
ADR			Sweden				1.15%
Dialog Semiconductor PLC (b)	83,300	2,876	Korea, Republic Of				1.00%
MediaTek Inc	104,600	1,494	Denmark				0.64%
NXP Semiconductor NV (b)	35,300	2,424	Poland				0.58%
Realtek Semiconductor Corp	768,400	2,547	Thailand				0.58%
Taiwan Semiconductor Manufacturing Co Ltd	255,800	5,633	Australia				0.54%
ADR			Israel				0.50%
Vanguard International Semiconductor Corp	1,146,100	1,722	Finland				0.49%
		$18,985	Mexico				0.44%
			Other Assets in Excess of Liabilities, Net				7.51%
Software - 1.69%			TOTAL NET ASSETS				100.00%
Constellation Software Inc/Canada	7,300	2,056
IT Holdings Corp	105,300	1,721
Open Text Corp	45,900	2,535
		$6,312

Telecommunications - 4.28%
Bezeq The Israeli Telecommunication Corp	1,089,826	1,863
Ltd
China Mobile Ltd	277,700	3,455
KDDI Corp	86,200	5,661
MTN Group Ltd	120,400	2,666
PCCW Ltd	3,610,500	2,295
		$15,940

Toys, Games & Hobbies - 0.77%
Bandai Namco Holdings Inc	116,300	2,886

Water - 0.95%
Guangdong Investment Ltd	2,687,500	3,535

TOTAL COMMON STOCKS		$339,192
INVESTMENT COMPANIES - 1.45%	Shares Held Value (000's)

Publicly Traded Investment Fund - 1.45%
BlackRock Liquidity Funds TempFund	3,641,459	3,641
Portfolio

See accompanying notes

Schedule of Investments
International Fund I
October 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2014	Long	49	$4,364		$4,498	$134
S&P 500 Emini; December 2014	Long	19	1,852		1,911	59
Total						$193
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
October 31, 2014

COMMON STOCKS - 98.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.08%			Beverages (continued)
Alliance Data Systems Corp (a)	637	$180	Coca-Cola Co/The	60,335	$2,526
Interpublic Group of Cos Inc/The	4,751	92	Coca-Cola Enterprises Inc	2,754	119
Omnicom Group Inc	3,097	223	Constellation Brands Inc (a)	2,006	184
		$495	Dr Pepper Snapple Group Inc	7,489	519
			Keurig Green Mountain Inc	2,324	353
Aerospace & Defense - 2.36%			Molson Coors Brewing Co	1,834	136
Boeing Co/The	21,145	2,641	Monster Beverage Corp (a)	2,932	296
General Dynamics Corp	2,576	360	PepsiCo Inc	99,786	9,597
L-3 Communications Holdings Inc	1,011	123			$13,910
Lockheed Martin Corp	2,120	404
Northrop Grumman Corp	1,749	241	Biotechnology - 3.79%
Orbital Sciences Corp (a)	121,771	3,203	Alexion Pharmaceuticals Inc (a)	4,685	897
Raytheon Co	61,851	6,426	Amgen Inc	74,617	12,101
United Technologies Corp	17,556	1,878	Biogen Idec Inc (a)	11,996	3,851
		$15,276	Celgene Corp (a)	11,167	1,196
			Gilead Sciences Inc (a)	30,755	3,444
Agriculture - 0.73%			Incyte Corp (a)	1,600	107
Altria Group Inc	20,402	986	Regeneron Pharmaceuticals Inc (a)	6,067	2,390
Archer-Daniels-Midland Co	13,203	621	United Therapeutics Corp (a)	300	39
Philip Morris International Inc	35,052	3,120	Vertex Pharmaceuticals Inc (a)	4,000	451
		$4,727			$24,476

Airlines - 0.45%			Building Materials - 0.92%
American Airlines Group Inc	21,200	877	Eagle Materials Inc	55,946	4,891
Delta Air Lines Inc	30,845	1,241	Martin Marietta Materials Inc	4,814	563
Southwest Airlines Co	8,010	276	Vulcan Materials Co	8,482	524
United Continental Holdings Inc (a)	10,300	544
					$5,978
		$2,938
			Chemicals - 2.05%
Apparel - 0.40%			Air Products & Chemicals Inc	1,444	195
Hanesbrands Inc	2,400	253	Airgas Inc	4,700	524
Michael Kors Holdings Ltd (a)	5,752	452	Ashland Inc	2,400	259
Nike Inc	13,905	1,293	Celanese Corp	7,800	458
Ralph Lauren Corp	707	117	CF Industries Holdings Inc	624	162
Under Armour Inc (a)	4,505	295	Dow Chemical Co/The	14,372	710
VF Corp	2,789	189	Eastman Chemical Co	1,757	142
		$2,599	Ecolab Inc	47,251	5,255
Automobile Manufacturers - 0.16%			EI du Pont de Nemours & Co	6,395	442
Ford Motor Co	27,153	383	FMC Corp	1,521	87
General Motors Co	11,192	351	International Flavors & Fragrances Inc	929	92
PACCAR Inc	4,280	280	LyondellBasell Industries NV	7,363	675
		$1,014	Monsanto Co	10,970	1,262
			Mosaic Co/The	3,888	172
Automobile Parts & Equipment - 1.68%			Potash Corp of Saskatchewan Inc	4,100	140
BorgWarner Inc	2,733	156	PPG Industries Inc	1,102	225
Delphi Automotive PLC	19,544	1,348	Praxair Inc	7,208	908
Johnson Controls Inc	190,469	9,000	RPM International Inc	6,300	286
TRW Automotive Holdings Corp (a)	3,300	334	Sherwin-Williams Co/The	4,621	1,061
		$10,838	Sigma-Aldrich Corp	1,433	195

Banks - 7.94%					$13,250
Bank of America Corp	200,128	3,434	Coal - 0.02%
Bank of New York Mellon Corp/The	21,341	826	Consol Energy Inc	3,000	110
BB&T Corp	5,008	190
Capital One Financial Corp	4,669	386
Citigroup Inc	245,621	13,148	Commercial Services - 1.04%
Comerica Inc	2,191	105	ADT Corp/The	2,282	82
Fifth Third Bancorp	9,753	195	Automatic Data Processing Inc	40,974	3,350
Goldman Sachs Group Inc/The	4,904	932	Cintas Corp	1,148	84
Huntington Bancshares Inc/OH	9,975	99	Equifax Inc	3,823	290
JP Morgan Chase & Co	203,083	12,283	H&R Block Inc	3,304	107
KeyCorp	10,234	135	MasterCard Inc	25,839	2,164
M&T Bank Corp	4,300	525	McGraw Hill Financial Inc	1,600	145
			Quanta Services Inc (a)	5,162	176
Morgan Stanley	40,594	1,419	Robert Half International Inc	1,659	91
Northern Trust Corp	11,815	783	United Rentals Inc (a)	1,121	123
PNC Financial Services Group Inc/The	4,899	423
Regions Financial Corp	17,057	169	Western Union Co/The	6,304	107
State Street Corp	20,272	1,529			$6,719
SunTrust Banks Inc	6,285	246	Computers - 4.23%
US Bancorp/MN	16,330	696	Accenture PLC - Class A	11,738	952
Wells Fargo & Co	259,483	13,777	Apple Inc	180,682	19,514
		$51,300	Cognizant Technology Solutions Corp (a)	11,515	563
Beverages - 2.15%			EMC Corp/MA	25,888	744
Brown-Forman Corp	1,942	180	Hewlett-Packard Co	14,584	523
			International Business Machines Corp	14,380	2,364

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
NetApp Inc	3,888	$166	Energizer Holdings Inc	3,700	$454
SanDisk Corp	5,062	477	Hubbell Inc	4,300	488
Seagate Technology PLC	12,443	782			$1,450
Western Digital Corp	12,724	1,251
		$27,336	Electronics - 2.81%
			Agilent Technologies Inc	13,721	758
Consumer Products - 0.06%			Garmin Ltd	1,404	78
Avery Dennison Corp	1,166	55	Honeywell International Inc	74,609	7,171
Kimberly-Clark Corp	3,081	352	PerkinElmer Inc	1,380	60
		$407	Sensata Technologies Holding NV (a)	11,800	576
			TE Connectivity Ltd	2,866	175
Cosmetics & Personal Care - 1.46%			Thermo Fisher Scientific Inc	44,234	5,201
Avon Products Inc	28,000	291	Trimble Navigation Ltd (a)	5,600	151
Colgate-Palmolive Co	8,711	583	Tyco International Ltd	89,923	3,860
Estee Lauder Cos Inc/The	4,000	301	Waters Corp (a)	981	109
Procter & Gamble Co/The	94,809	8,274			$18,139
		$9,449
			Engineering & Construction - 0.26%
Distribution & Wholesale - 0.04%			Fluor Corp	1,863	124
Fossil Group Inc (a)	593	60
			Granite Construction Inc	40,630	1,500
Genuine Parts Co	1,844	179	Jacobs Engineering Group Inc (a)	1,502	71
		$239			$1,695

Diversified Financial Services - 2.71%			Food - 2.04%
American Express Co	55,065	4,953	ConAgra Foods Inc	16,300	560
Ameriprise Financial Inc	6,188	781	Danone SA ADR	285,014	3,896
BlackRock Inc	2,628	896	General Mills Inc	6,514	338
Charles Schwab Corp/The	123,520	3,541	Hormel Foods Corp	1,536	83
CME Group Inc/IL	6,581	552	JM Smucker Co/The	1,200	125
Discover Financial Services	15,738	1,004	Kellogg Co	12,680	811
E*Trade Financial Corp (a)	9,300	207
			Kraft Foods Group Inc	4,149	234
FNF Group	7,300	218	Kroger Co/The	4,075	227
Franklin Resources Inc	4,605	256	McCormick & Co Inc/MD	1,535	109
Intercontinental Exchange Inc	2,800	583	Mondelez International Inc	38,973	1,374
Invesco Ltd	5,214	211	Nestle SA ADR	58,500	4,290
LPL Financial Holdings Inc	5,000	207	Sysco Corp	17,746	684
NASDAQ OMX Group Inc/The	1,504	65	Tyson Foods Inc	3,100	125
Navient Corp	5,100	101	Whole Foods Market Inc	8,600	338
Och-Ziff Capital Management Group LLC	10,700	118			$13,194
TD Ameritrade Holding Corp	8,000	270
Visa Inc	14,770	3,566	Forest Products & Paper - 0.10%
		$17,529	International Paper Co	12,558	636

Electric - 1.71%
AES Corp/VA	44,967	632	Gas - 0.85%
Ameren Corp	2,816	119	AGL Resources Inc	1,355	73
American Electric Power Co Inc	16,359	955	NiSource Inc	19,435	817
Calpine Corp (a)	12,000	274	Sempra Energy	41,727	4,590
CMS Energy Corp	12,634	413			$5,480
Consolidated Edison Inc	3,513	223
Dominion Resources Inc/VA	4,050	289	Hand & Machine Tools - 0.07%
DTE Energy Co	2,124	175	Snap-on Inc	662	87
Duke Energy Corp	4,925	405	Stanley Black & Decker Inc	4,036	378
Edison International	3,907	244			$465
Entergy Corp	5,141	432	Healthcare - Products - 0.88%
Exelon Corp	67,701	2,477	Baxter International Inc	4,417	310
FirstEnergy Corp	18,274	682	Becton Dickinson and Co	6,044	778
Integrys Energy Group Inc	934	68	Boston Scientific Corp (a)	15,881	211
NextEra Energy Inc	3,055	306	Covidien PLC	10,667	986
Northeast Utilities	4,300	212	CR Bard Inc	903	148
NRG Energy Inc	24,000	720	DENTSPLY International Inc	7,110	361
Pepco Holdings Inc	2,944	80	Edwards Lifesciences Corp (a)	1,285	155
PG&E Corp	19,568	985	Intuitive Surgical Inc (a)	600	298
Pinnacle West Capital Corp	1,254	77	Medtronic Inc	14,402	981
PPL Corp	5,525	193	St Jude Medical Inc	5,031	323
Public Service Enterprise Group Inc	6,070	251	Stryker Corp	9,037	791
SCANA Corp	1,603	88	Varian Medical Systems Inc (a)	1,217	102
Southern Co/The	7,408	343	Zimmer Holdings Inc	1,974	220
TECO Energy Inc	2,906	57			$5,664
Wisconsin Energy Corp	2,584	128
Xcel Energy Inc	5,976	200	Healthcare - Services - 1.56%
		$11,028	Aetna Inc	9,581	791
			Cigna Corp	2,208	220
Electrical Components & Equipment - 0.22%			DaVita HealthCare Partners Inc (a)	2,208	173
AMETEK Inc	2,936	153	Humana Inc	5,710	792
Emerson Electric Co	5,549	355	Laboratory Corp of America Holdings (a)	1,021	112

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Lodging (continued)
Quest Diagnostics Inc	1,688	$107	MGM Resorts International (a)	4,600	$107
UnitedHealth Group Inc	72,792	6,916	Starwood Hotels & Resorts Worldwide Inc	57,836	4,433
Universal Health Services Inc	1,066	110	Wyndham Worldwide Corp	1,486	116
WellPoint Inc	7,059	894	Wynn Resorts Ltd	2,300	437
		$10,115			$5,671

Home Builders - 0.07%			Machinery - Construction & Mining - 0.13%
Lennar Corp	8,279	357	Caterpillar Inc	7,880	799
Pulte Group Inc	4,107	79	Joy Global Inc	1,212	64
		$436			$863

Home Furnishings - 0.05%			Machinery - Diversified - 0.80%
Harman International Industries Inc	769	83	Cummins Inc	1,371	200
Leggett & Platt Inc	1,763	69	Deere & Co	2,930	251
Whirlpool Corp	938	161	Flowserve Corp	11,455	778
		$313	Rockwell Automation Inc	32,234	3,622
			Roper Industries Inc	1,600	253
Housewares - 0.02%			Xylem Inc/NY	2,105	77
Newell Rubbermaid Inc	3,276	109			$5,181

			Media - 3.64%
Insurance - 4.06%			Cablevision Systems Corp	2,630	49
ACE Ltd	2,744	300	CBS Corp	3,992	216
Aflac Inc	3,716	222	Comcast Corp - Class A	42,096	2,330
Allstate Corp/The	3,644	236	DIRECTV (a)	11,245	976
American International Group Inc	11,629	623	Discovery Communications Inc - A Shares (a)	1,730	61
Aon PLC	2,391	206	Discovery Communications Inc - C Shares (a)	15,430	540
Assurant Inc	878	60
Berkshire Hathaway Inc - Class A (a)	24	5,040	Gannett Co Inc	2,601	82
			News Corp (a)	24,300	376
Berkshire Hathaway Inc - Class B (a)	20,541	2,879
Chubb Corp/The	2,030	202	Nielsen NV	3,657	155
Cincinnati Financial Corp	1,721	87	Scripps Networks Interactive Inc	1,250	97
CNA Financial Corp	5,100	199	Time Warner Cable Inc	6,704	987
Genworth Financial Inc (a)	5,641	79	Time Warner Inc	7,145	568
Hartford Financial Services Group Inc/The	5,189	205	Twenty-First Century Fox Inc - A Shares	42,191	1,455
Lincoln National Corp	3,163	173	Twenty-First Century Fox Inc - B Shares	188,734	6,260
Loews Corp	3,200	140	Viacom Inc	14,964	1,088
Marsh & McLennan Cos Inc	19,711	1,071	Walt Disney Co/The	90,462	8,266
MetLife Inc	215,719	11,701			$23,506
Progressive Corp/The	32,168	849	Metal Fabrication & Hardware - 0.13%
Prudential Financial Inc	3,749	332	Precision Castparts Corp	3,845	849
Torchmark Corp	1,547	82
Travelers Cos Inc/The	2,872	289
Unum Group	2,980	100	Mining - 0.43%
XL Group PLC	34,383	1,165	Alcoa Inc	29,844	500
		$26,240	Franco-Nevada Corp	2,200	103
			Freeport-McMoRan Inc	76,645	2,184
Internet - 6.11%					$2,787
Amazon.com Inc (a)	7,670	2,343
eBay Inc (a)	10,749	564	Miscellaneous Manufacturing - 2.13%
Expedia Inc	1,225	104	3M Co	12,700	1,953
F5 Networks Inc (a)	913	112	Danaher Corp	24,825	1,996
Facebook Inc (a)	135,992	10,198	Dover Corp	2,039	162
Google Inc - A Shares (a)	17,204	9,770	Eaton Corp PLC	3,825	262
Google Inc - C Shares (a)	17,178	9,604	General Electric Co	289,945	7,483
LinkedIn Corp (a)	500	114	Illinois Tool Works Inc	2,929	267
Netflix Inc (a)	1,818	714	Ingersoll-Rand PLC	4,957	310
Priceline Group Inc/The (a)	1,310	1,581	Pall Corp	2,100	192
Splunk Inc (a)	52,860	3,493	Parker-Hannifin Corp	1,789	227
TripAdvisor Inc (a)	1,329	118	Pentair PLC	2,313	155
VeriSign Inc (a)	8,271	494	Textron Inc	18,685	776
Yahoo! Inc (a)	6,509	300			$13,783
		$39,509	Office & Business Equipment - 0.04%
Iron & Steel - 0.32%			Pitney Bowes Inc	2,440	60
Nucor Corp	38,207	2,065	Xerox Corp	13,181	175
					$235

Leisure Products & Services - 0.70%			Oil & Gas - 5.85%
Carnival Corp	10,300	414	Anadarko Petroleum Corp	11,940	1,096
Harley-Davidson Inc	62,677	4,117	Apache Corp	12,986	1,002
		$4,531	Chesapeake Energy Corp	9,700	215
			Chevron Corp	27,182	3,260
Lodging - 0.88%			Cimarex Energy Co	3,348	380
Hilton Worldwide Holdings Inc (a)	7,800	197	Concho Resources Inc (a)	1,700	185
Las Vegas Sands Corp	3,000	187	ConocoPhillips	13,650	984
Marriott International Inc/DE	2,562	194	Continental Resources Inc/OK (a)	1,400	79

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Denbury Resources Inc	4,430	$55	Boston Properties Inc	1,844	$234
Devon Energy Corp	4,495	270	Crown Castle International Corp	9,021	704
Eni SpA ADR	2,000	85	Equity Residential	2,646	184
Ensco PLC	2,732	111	Essex Property Trust Inc	754	152
EOG Resources Inc	6,851	652	Federal Realty Investment Trust	2,500	330
EQT Corp	4,400	414	General Growth Properties Inc	5,100	132
Exxon Mobil Corp	138,610	13,404	HCP Inc	5,483	241
Helmerich & Payne Inc	1,290	112	Health Care REIT Inc	2,564	182
Hess Corp	49,606	4,207	Host Hotels & Resorts Inc	9,076	212
Marathon Oil Corp	5,385	191	Iron Mountain Inc	9,209	333
Marathon Petroleum Corp	3,836	349	Kimco Realty Corp	4,675	117
Murphy Oil Corp	4,005	214	Macerich Co/The	1,651	116
Nabors Industries Ltd	3,127	56	Prologis Inc	5,872	245
Newfield Exploration Co (a)	1,741	57	Public Storage	2,145	395
Occidental Petroleum Corp	77,141	6,861	Simon Property Group Inc	8,301	1,487
Phillips 66	13,029	1,023	SL Green Realty Corp	900	104
Pioneer Natural Resources Co	4,372	827	Ventas Inc	3,530	242
Range Resources Corp	7,000	479	Vornado Realty Trust	7,389	809
Royal Dutch Shell PLC ADR	7,400	531	Weyerhaeuser Co	14,644	496
Talisman Energy Inc	27,900	178			$11,910
Tesoro Corp	1,560	111
Valero Energy Corp	4,170	209	Retail - 7.19%
Whiting Petroleum Corp (a)	800	49	Advance Auto Parts Inc	31,250	4,592
			AutoNation Inc (a)	779	45
WPX Energy Inc (a)	10,066	192
			AutoZone Inc (a)	903	500
		$37,838	Bed Bath & Beyond Inc (a)	2,451	165
Oil & Gas Services - 1.89%			Best Buy Co Inc	3,119	106
Baker Hughes Inc	3,426	181	CarMax Inc (a)	13,800	772
Cameron International Corp (a)	53,757	3,201	Chipotle Mexican Grill Inc (a)	972	620
FMC Technologies Inc (a)	17,497	980	Coach Inc	3,210	110
Halliburton Co	80,115	4,418	Costco Wholesale Corp	9,780	1,304
National Oilwell Varco Inc	9,008	655	CVS Health Corp	163,234	14,008
Schlumberger Ltd	28,502	2,812	Dollar General Corp (a)	7,633	478
		$12,247	Dollar Tree Inc (a)	4,296	260
			GameStop Corp	1,412	60
Packaging & Containers - 0.07%			Gap Inc/The	3,022	114
Ball Corp	5,250	338	Home Depot Inc/The	21,379	2,085
Bemis Co Inc	1,243	48	Kohl's Corp	8,697	472
Owens-Illinois Inc (a)	1,993	51
			L Brands Inc	10,385	749
		$437	Lowe's Cos Inc	17,803	1,019
Pharmaceuticals - 7.71%			Macy's Inc	8,743	505
Abbott Laboratories	29,359	1,279	McDonald's Corp	10,583	992
AbbVie Inc	35,725	2,267	Nordstrom Inc	1,715	124
Actavis PLC (a)	5,350	1,299	O'Reilly Automotive Inc (a)	1,276	224
Allergan Inc/United States	7,386	1,403	PetSmart Inc	1,183	86
Bristol-Myers Squibb Co	67,130	3,906	Rite Aid Corp (a)	43,800	230
Cardinal Health Inc	4,118	323	Ross Stores Inc	8,478	684
Eli Lilly & Co	23,129	1,534	Staples Inc	7,802	99
Express Scripts Holding Co (a)	6,139	472	Starbucks Corp	15,946	1,205
Johnson & Johnson	119,350	12,864	Target Corp	47,180	2,917
Mallinckrodt PLC (a)	2,565	237	TJX Cos Inc/The	127,702	8,086
McKesson Corp	6,012	1,223	Tractor Supply Co	2,219	163
Mead Johnson Nutrition Co	2,363	235	Urban Outfitters Inc (a)	1,193	36
Merck & Co Inc	227,839	13,201	Walgreen Co	15,162	974
Mylan Inc/PA (a)	4,509	241	Wal-Mart Stores Inc	29,499	2,250
Perrigo Co PLC	2,600	420	Yum! Brands Inc	6,278	451
Pfizer Inc	217,315	6,509			$46,485
Roche Holding AG ADR	57,596	2,120	Semiconductors - 2.21%
Zoetis Inc	8,200	305	Altera Corp	13,900	478
		$49,838	Applied Materials Inc	61,612	1,361
Pipelines - 0.14%			ASML Holding NV - NY Reg Shares	49,853	4,969
Kinder Morgan Inc/DE	4,594	178	Atmel Corp (a)	17,300	128
Spectra Energy Corp	12,470	488	Broadcom Corp	18,541	777
Williams Cos Inc/The	4,709	261	Intel Corp	38,261	1,301
		$927	Lam Research Corp	11,900	926
			Micron Technology Inc (a)	8,040	266
Real Estate - 0.02%			NVIDIA Corp	6,018	118
CBRE Group Inc (a)	3,281	105	Qualcomm Inc	43,712	3,432
			Texas Instruments Inc	7,523	374
REITS - 1.84%			Xilinx Inc	3,115	138
American Tower Corp	44,028	4,293			$14,268
Apartment Investment & Management Co	1,866	67
AvalonBay Communities Inc	5,359	835

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Portfolio Summary (unaudited)
				Sector			Percent
Software - 5.77%
Adobe Systems Inc (a)	3,226	$226		Consumer, Non-cyclical			21.42%
Akamai Technologies Inc (a)	2,145	129		Financial			16.57%
Autodesk Inc (a)	12,900	742		Technology			12.25%
CA Inc	3,746	109		Communications			11.85%
Citrix Systems Inc (a)	35,427	2,275		Consumer, Cyclical			11.67%
Dun & Bradstreet Corp/The	472	58		Industrial			11.04%
Electronic Arts Inc (a)	3,654	150		Energy			7.90%
Fidelity National Information Services Inc	7,300	426		Basic Materials			2.90%
Fiserv Inc (a)	3,052	212		Utilities			2.56%
				Exchange Traded Funds			1.68%
Intuit Inc	1,979	174		Other Assets in Excess of Liabilities, Net			0.16%
Microsoft Corp	404,257	18,981
Oracle Corp	122,163	4,771		TOTAL NET ASSETS			100.00%
Red Hat Inc (a)	88,350	5,205
Salesforce.com Inc (a)	3,785	242
VMware Inc (a)	43,280	3,617
		$37,317

Telecommunications - 2.02%
AT&T Inc	78,993	2,752
CenturyLink Inc	3,992	166
Cisco Systems Inc	96,995	2,374
Corning Inc	10,069	206
Harris Corp	1,219	85
Juniper Networks Inc	4,695	99
Motorola Solutions Inc	5,200	335
T-Mobile US Inc (a)	18,200	531
Verizon Communications Inc	129,173	6,490
		$13,038

Toys, Games & Hobbies - 0.03%
Mattel Inc	5,300	165

Transportation - 1.14%
Canadian Pacific Railway Ltd	500	104
CH Robinson Worldwide Inc	50,600	3,502
CSX Corp	7,991	285
Expeditors International of Washington Inc	2,100	90
FedEx Corp	7,930	1,327
Norfolk Southern Corp	2,435	269
Union Pacific Corp	7,203	839
United Parcel Service Inc	9,093	954
		$7,370
TOTAL COMMON STOCKS		$634,479
INVESTMENT COMPANIES - 1.68%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.68%
BlackRock Liquidity Funds TempFund	8,106,013	8,106
Portfolio
Goldman Sachs Financial Square Funds -	2,385,218	2,386
Money Market Fund
JP Morgan Prime Money Market Fund	355,328	355
		$10,847
TOTAL INVESTMENT COMPANIES		$10,847
Total Investments		$645,326
Other Assets in Excess of Liabilities, Net - 0.16%		$1,005
TOTAL NET ASSETS - 100.00%		$646,331

(a) Non-Income Producing Security

Futures Contracts

							Unrealized
Type	Long/Short	Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	121		$11,738		$12,169	$431
Total							$431

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
October 31, 2014

COMMON STOCKS - 96.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 4.39%			Mining - 1.33%
Delta Air Lines Inc	1,908,830	$76,792	Alcoa Inc	2,674,743	$44,829
United Continental Holdings Inc (a)	1,356,177	71,620
		$148,412	Oil & Gas - 3.28%
Apparel - 4.91%			Continental Resources Inc/OK (a)	457,154	25,770
Nike Inc	1,349,342	125,448	Pioneer Natural Resources Co	450,388	85,150
Under Armour Inc (a)	619,098	40,601			$110,920
		$166,049	Oil & Gas Services - 2.33%
Banks - 3.84%			Halliburton Co	1,428,337	78,759
Capital One Financial Corp	540,100	44,704
Morgan Stanley	2,440,100	85,282	Pharmaceuticals - 7.32%
		$129,986	Actavis PLC (a)	311,753	75,675
Beverages - 1.12%			Bristol-Myers Squibb Co	1,239,021	72,098
Constellation Brands Inc (a)	413,623	37,863	McKesson Corp	490,810	99,836
					$247,609

Biotechnology - 9.27%			Retail - 8.14%
Biogen Idec Inc (a)	347,758	111,658	Chipotle Mexican Grill Inc (a)	75,123	47,929
Gilead Sciences Inc (a)	1,458,291	163,329	Kohl's Corp	626,400	33,963
Illumina Inc (a)	200,697	38,650	L Brands Inc	475,000	34,257
		$313,637	Starbucks Corp	997,171	75,346
			Tiffany & Co	303,900	29,211
Chemicals - 4.83%			Ulta Salon Cosmetics & Fragrance Inc (a)	450,961	54,481
LyondellBasell Industries NV	636,095	58,285			$275,187
PPG Industries Inc	516,548	105,216
		$163,501	Semiconductors - 3.39%
			Lam Research Corp	782,957	60,961
Commercial Services - 4.69%			NXP Semiconductor NV (a)	781,600	53,665
FleetCor Technologies Inc (a)	373,907	56,295			$114,626
MasterCard Inc	1,220,309	102,201
		$158,496	Software - 4.63%
			Salesforce.com Inc (a)	602,281	38,540
Computers - 7.24%			ServiceNow Inc (a)	640,485	43,508
Apple Inc	1,924,517	207,848	Tableau Software Inc (a)	327,000	27,007
Western Digital Corp	377,885	37,172	Workday Inc (a)	496,790	47,434
		$245,020			$156,489

Cosmetics & Personal Care - 1.88%			Transportation - 2.38%
Estee Lauder Cos Inc/The	844,832	63,514	Canadian Pacific Railway Ltd	386,963	80,364

Diversified Financial Services - 5.19%			TOTAL COMMON STOCKS		$3,264,816
Discover Financial Services	1,285,016	81,958	INVESTMENT COMPANIES - 3.10%	Shares Held	Value(000	's)
Visa Inc	387,064	93,449	Publicly Traded Investment Fund - 3.10%
		$175,407	Goldman Sachs Financial Square Funds -	105,009,184	105,009
Electronics - 1.02%			Government Fund
Garmin Ltd	621,900	34,503
			TOTAL INVESTMENT COMPANIES		$105,009
			Total Investments		$3,369,825
Healthcare - Products - 0.50%			Other Assets in Excess of Liabilities, Net - 0.36%		$12,336
Edwards Lifesciences Corp (a)	141,000	17,050
			TOTAL NET ASSETS - 100.00%		$3,382,161

Healthcare - Services - 2.92%
Brookdale Senior Living Inc (a)	423,700	14,283	(a) Non-Income Producing Security
HCA Holdings Inc (a)	1,207,600	84,592
		$98,875

Internet - 7.90%			Portfolio Summary (unaudited)
Facebook Inc (a)	1,214,686	91,089	Sector		Percent
Google Inc - A Shares (a)	157,062	89,191	Consumer, Non-cyclical		27.70%
Priceline Group Inc/The (a)	38,430	46,355	Consumer, Cyclical		20.35%
Splunk Inc (a)	615,758	40,689	Technology		15.26%
		$267,324	Financial		9.03%
			Communications		7.90%
Iron & Steel - 1.13%			Basic Materials		7.29%
United States Steel Corp	954,400	38,214	Energy		5.61%
			Industrial		3.40%
Leisure Products & Services - 1.71%			Exchange Traded Funds		3.10%
Royal Caribbean Cruises Ltd	849,202	57,720	Other Assets in Excess of Liabilities, Net		0.36%
			TOTAL NET ASSETS		100.00%

Lodging - 1.20%
Las Vegas Sands Corp	649,891	40,462

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2014

COMMON STOCKS - 97.93%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Biotechnology (continued)
Alliance Data Systems Corp (a)	6,433	$1,823	Gilead Sciences Inc (a)	2,415,053	$270,486
Interpublic Group of Cos Inc/The	72,982	1,415	Illumina Inc (a)	15,713	3,026
Omnicom Group Inc	29,755	2,138	Myriad Genetics Inc (a)	11,678	461
		$5,376	Regeneron Pharmaceuticals Inc (a)	50,908	20,043
			United Therapeutics Corp (a)	8,058	1,055
Aerospace & Defense - 1.63%			Vertex Pharmaceuticals Inc (a)	247,075	27,831
B/E Aerospace Inc (a)	18,111	1,348
					$594,148
Boeing Co/The	931,359	116,336
Lockheed Martin Corp	30,067	5,730	Building Materials - 0.44%
Spirit AeroSystems Holdings Inc (a)	20,256	797	Lennox International Inc	8,654	770
United Technologies Corp	17,682	1,892	Martin Marietta Materials Inc	10,969	1,282
		$126,103	Vulcan Materials Co	514,461	31,747
					$33,799
Agriculture - 0.31%
Altria Group Inc	230,552	11,145	Chemicals - 2.95%
Archer-Daniels-Midland Co	11,406	536	Albemarle Corp	5,106	298
Lorillard Inc	35,904	2,208	Celanese Corp	2,422	142
Philip Morris International Inc	91,386	8,134	Cytec Industries Inc	1,538	72
Reynolds American Inc	28,596	1,799	Dow Chemical Co/The	33,156	1,638
		$23,822	Eastman Chemical Co	16,177	1,307
			Ecolab Inc	1,197,710	133,221
Airlines - 1.45%			EI du Pont de Nemours & Co	85,847	5,936
Alaska Air Group Inc	22,468	1,196	FMC Corp	23,458	1,345
American Airlines Group Inc	1,940,419	80,236	Huntsman Corp	25,563	624
Copa Holdings SA	4,648	543	International Flavors & Fragrances Inc	14,122	1,400
Delta Air Lines Inc	7,962	320	LyondellBasell Industries NV	52,137	4,777
Southwest Airlines Co	68,322	2,356	Monsanto Co	61,974	7,130
Spirit Airlines Inc (a)	12,922	945	NewMarket Corp	1,644	638
United Continental Holdings Inc (a)	514,721	27,183	Platform Specialty Products Corp (a)	15,358	399
		$112,779	PPG Industries Inc	16,352	3,331
Apparel - 0.88%			Praxair Inc	28,997	3,653
Deckers Outdoor Corp (a)	6,251	547	RPM International Inc	21,278	964
Hanesbrands Inc	163,650	17,283	Sherwin-Williams Co/The	262,984	60,371
Michael Kors Holdings Ltd (a)	377,431	29,662	Sigma-Aldrich Corp	9,416	1,280
Nike Inc	79,457	7,387	Westlake Chemical Corp	6,076	429
Ralph Lauren Corp	7,821	1,289			$228,955
Under Armour Inc (a)	138,824	9,105
			Commercial Services - 0.90%
VF Corp	39,734	2,689	Aramark	6,918	193
		$67,962	Automatic Data Processing Inc	56,090	4,587
			Avis Budget Group Inc (a)	18,132	1,011
Automobile Manufacturers - 0.24%
PACCAR Inc	36,051	2,355	Booz Allen Hamilton Holding Corp	12,244	323
Tesla Motors Inc (a)	68,773	16,622	CDK Global Inc (a)	15,751	529
		$18,977	Cintas Corp	14,532	1,064
			Equifax Inc	11,242	851
Automobile Parts & Equipment - 0.54%			FleetCor Technologies Inc (a)	8,214	1,237
Allison Transmission Holdings Inc	24,379	792	Gartner Inc (a)	16,291	1,315
BorgWarner Inc	25,608	1,460	Global Payments Inc	12,500	1,006
Delphi Automotive PLC	506,900	34,966	H&R Block Inc	48,738	1,575
Goodyear Tire & Rubber Co/The	48,908	1,185	Hertz Global Holdings Inc (a)	44,155	968
Johnson Controls Inc	31,234	1,476	KAR Auction Services Inc	10,147	308
Lear Corp	11,760	1,088	MasterCard Inc	114,360	9,578
WABCO Holdings Inc (a)	10,123	985	McGraw Hill Financial Inc	30,082	2,722
		$41,952	Moody's Corp	20,975	2,081
			Quanta Services Inc (a)	7,649	261
Banks - 1.29%			Robert Half International Inc	24,070	1,319
Morgan Stanley	1,736,700	60,697	RR Donnelley & Sons Co	3,503	61
State Street Corp	522,300	39,413	SEI Investments Co	22,095	854
		$100,110	Service Corp International/US	29,282	640
Beverages - 0.57%			Total System Services Inc	22,014	744
Brown-Forman Corp	18,424	1,707	United Rentals Inc (a)	16,743	1,843
Coca-Cola Co/The	393,017	16,460	Vantiv Inc (a)	546,500	16,898
Coca-Cola Enterprises Inc	30,148	1,307	Verisk Analytics Inc (a)	265,300	16,541
Constellation Brands Inc (a)	17,906	1,639	Western Union Co/The	95,287	1,616
Dr Pepper Snapple Group Inc	23,516	1,628			$70,125
Keurig Green Mountain Inc	14,008	2,126	Computers - 4.50%
Monster Beverage Corp (a)	17,642	1,780
			Accenture PLC - Class A	62,637	5,081
PepsiCo Inc	185,993	17,887	Apple Inc	1,777,087	191,926
		$44,534	Cognizant Technology Solutions Corp (a)	1,365,554	66,707
Biotechnology - 7.66%			Computer Sciences Corp	1,569	95
Alexion Pharmaceuticals Inc (a)	460,290	88,082	DST Systems Inc	4,735	456
Amgen Inc	80,887	13,118	EMC Corp/MA	36,598	1,052
Biogen Idec Inc (a)	279,434	89,721	Genpact Ltd (a)	3,438,676	60,349
Celgene Corp (a)	750,072	80,325	IHS Inc (a)	11,722	1,536

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Engineering & Construction (continued)
International Business Machines Corp	109,315	$17,971	SBA Communications Corp (a)	12,348	$1,387
Jack Henry & Associates Inc	14,934	893			$55,583
NetApp Inc	21,595	924
Riverbed Technology Inc (a)	26,637	506	Entertainment - 0.02%
SanDisk Corp	18,506	1,742	Cinemark Holdings Inc	19,871	702
		$349,238	Lions Gate Entertainment Corp	14,160	469
			Six Flags Entertainment Corp	12,923	521
Consumer Products - 0.08%					$1,692
Avery Dennison Corp	5,477	256
Church & Dwight Co Inc	23,942	1,734	Environmental Control - 1.39%
			Stericycle Inc (a)	855,646	107,811
Kimberly-Clark Corp	38,732	4,426
		$6,416
			Food - 1.50%
Cosmetics & Personal Care - 1.74%			General Mills Inc	76,191	3,959
Colgate-Palmolive Co	81,037	5,420	Hershey Co/The	14,798	1,419
Estee Lauder Cos Inc/The	1,709,259	128,501	Hormel Foods Corp	22,921	1,236
Procter & Gamble Co/The	15,212	1,328	Ingredion Inc	1,988	154
		$135,249	Kellogg Co	29,042	1,857
Distribution & Wholesale - 1.70%			Kraft Foods Group Inc	58,714	3,309
Fastenal Co	1,836,395	80,875	Kroger Co/The	63,177	3,520
Fossil Group Inc (a)	469,782	47,758	McCormick & Co Inc/MD	22,460	1,588
Genuine Parts Co	16,230	1,576	Sysco Corp	38,950	1,501
HD Supply Holdings Inc (a)	18,287	527	Tyson Foods Inc	2,899	117
WW Grainger Inc	5,788	1,428	Whole Foods Market Inc	2,475,274	97,352
		$132,164			$116,012

Diversified Financial Services - 6.89%			Forest Products & Paper - 0.01%
Affiliated Managers Group Inc (a)	5,485	1,096	International Paper Co	12,124	614
American Express Co	100,254	9,018	Veritiv Corp (a)	231	10
Ameriprise Financial Inc	11,799	1,489			$624
BlackRock Inc	5,384	1,837
CBOE Holdings Inc	14,809	873	Hand & Machine Tools - 0.01%
			Lincoln Electric Holdings Inc	4,952	359
Charles Schwab Corp/The	4,746,288	136,076	Snap-on Inc	1,145	151
Eaton Vance Corp	20,729	763	Stanley Black & Decker Inc	3,106	291
Federated Investors Inc	11,879	371
Franklin Resources Inc	35,825	1,992			$801
Intercontinental Exchange Inc	109,300	22,766	Healthcare - Products - 2.74%
Invesco Ltd	11,953	484	Baxter International Inc	60,485	4,242
Lazard Ltd	22,250	1,095	Becton Dickinson and Co	21,653	2,787
LPL Financial Holdings Inc	15,788	653	Boston Scientific Corp (a)	22,689	301
Santander Consumer USA Holdings Inc	1,015	19	Bruker BioSciences Corp (a)	18,881	391
T Rowe Price Group Inc	29,046	2,384	Cooper Cos Inc/The	6,301	1,033
TD Ameritrade Holding Corp	1,664,984	56,177	CR Bard Inc	8,501	1,394
Visa Inc	1,229,492	296,836	DENTSPLY International Inc	7,827	397
Waddell & Reed Financial Inc	14,876	710	Edwards Lifesciences Corp (a)	18,159	2,196
		$534,639	Henry Schein Inc (a)	15,101	1,813
			Hologic Inc (a)	13,697	359
Electric - 0.02%			IDEXX Laboratories Inc (a)	9,264	1,312
Calpine Corp (a)	10,855	248
			Intuitive Surgical Inc (a)	381,154	188,976
Dominion Resources Inc/VA	6,406	457	ResMed Inc	24,935	1,302
ITC Holdings Corp	25,611	1,014	Sirona Dental Systems Inc (a)	6,244	490
		$1,719	St Jude Medical Inc	20,405	1,309
Electrical Components & Equipment - 0.07%			Stryker Corp	22,457	1,966
AMETEK Inc	26,447	1,379	Techne Corp	3,162	288
Emerson Electric Co	58,390	3,741	Varian Medical Systems Inc (a)	17,923	1,508
Hubbell Inc	1,721	195	Zimmer Holdings Inc	2,272	253
		$5,315			$212,317

Electronics - 2.09%			Healthcare - Services - 3.08%
Agilent Technologies Inc	8,525	471	Aetna Inc	18,911	1,560
Amphenol Corp	1,890,268	95,610	Centene Corp (a)	10,415	965
Gentex Corp/MI	14,294	468	Cigna Corp	3,714	370
Honeywell International Inc	86,805	8,344	Covance Inc (a)	757,979	60,563
Mettler-Toledo International Inc (a)	5,231	1,352	DaVita HealthCare Partners Inc (a)	1,234,319	96,363
National Instruments Corp	1,572,210	49,808	Envision Healthcare Holdings Inc (a)	14,407	504
PerkinElmer Inc	3,784	164	HCA Holdings Inc (a)	5,512	386
Thermo Fisher Scientific Inc	18,116	2,130	Humana Inc	237,900	33,032
Tyco International Ltd	46,087	1,978	Laboratory Corp of America Holdings (a)	6,064	663
Waters Corp (a)	15,067	1,669	Mednax Inc (a)	11,262	703
		$161,994	UnitedHealth Group Inc	455,700	43,296
			Universal Health Services Inc	3,546	368
Engineering & Construction - 0.72%					$238,773
Chicago Bridge & Iron Co NV ADR	16,633	909
Fluor Corp	803,243	53,287

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Holding Companies - Diversified - 0.01%			Machinery - Diversified (continued)
Liberty TripAdvisor Holdings Inc (a)	12,679	$400	IDEX Corp	13,275	$994
			Middleby Corp/The (a)	10,341	915
Home Builders - 0.01%			Nordson Corp	11,619	890
NVR Inc (a)	722	886	Rockwell Automation Inc	15,165	1,704
			Roper Industries Inc	8,163	1,292
			Wabtec Corp/DE	435,798	37,609
Home Furnishings - 0.02%			Xylem Inc/NY	24,058	875
Harman International Industries Inc	11,715	1,258	Zebra Technologies Corp (a)	8,886	655
Leggett & Platt Inc	12,368	487			$60,639

		$1,745	Media - 1.88%
Housewares - 0.03%			Cablevision Systems Corp	33,876	631
Newell Rubbermaid Inc	28,963	966	CBS Corp	54,623	2,962
Scotts Miracle-Gro Co/The	7,718	457	Charter Communications Inc (a)	7,852	1,244
Toro Co	10,029	619	Comcast Corp - Class A	269,628	14,924
Tupperware Brands Corp	8,752	558	DIRECTV (a)	53,859	4,675
		$2,600	Discovery Communications Inc - A Shares (a)	1,015,961	35,914
			Discovery Communications Inc - C Shares (a)	1,469,993	51,435
Insurance - 0.08%			DISH Network Corp (a)	26,923	1,714
American Financial Group Inc/OH	1,833	110	FactSet Research Systems Inc	7,618	1,001
Aon PLC	25,182	2,166	Nielsen NV	36,241	1,540
Arthur J Gallagher & Co	25,554	1,219	Scripps Networks Interactive Inc	18,182	1,404
Erie Indemnity Co	4,413	374	Starz (a)	14,591	451
Marsh & McLennan Cos Inc	40,955	2,227	Time Warner Cable Inc	31,692	4,665
Reinsurance Group of America Inc	3,467	292	Twenty-First Century Fox Inc - A Shares	138,928	4,790
		$6,388	Viacom Inc	49,494	3,597
Internet - 11.96%			Walt Disney Co/The	165,095	15,086
Alibaba Group Holding Ltd ADR(a)	345,053	34,022			$146,033
Amazon.com Inc (a)	474,112	144,822
Baidu Inc ADR(a)	257,934	61,587	Metal Fabrication & Hardware - 0.97%
			Precision Castparts Corp	341,762	75,427
CDW Corp/DE	14,977	462	Valmont Industries Inc	316	43
Ctrip.com International Ltd ADR(a)	465,100	27,115
eBay Inc (a)	125,946	6,612			$75,470
Equinix Inc	5,269	1,101	Mining - 0.02%
Expedia Inc	17,411	1,479	Compass Minerals International Inc	5,793	497
F5 Networks Inc (a)	13,454	1,655	Southern Copper Corp	25,131	723
Facebook Inc (a)	1,080,508	81,027	Tahoe Resources Inc (a)	2,371	41
Google Inc - A Shares (a)	318,982	181,140			$1,261
Google Inc - C Shares (a)	307,858	172,118
Liberty Interactive Corp (a)	43,209	1,129	Miscellaneous Manufacturing - 2.87%
Liberty Ventures (a)	6,143	216	3M Co	72,521	11,152
			Colfax Corp (a)	16,942	921
LinkedIn Corp (a)	113,326	25,947
Netflix Inc (a)	62,434	24,522	Crane Co	3,211	200
Priceline Group Inc/The (a)	113,351	136,725	Danaher Corp	2,508,272	201,665
TripAdvisor Inc (a)	19,172	1,700	Dover Corp	21,823	1,734
			Hexcel Corp (a)	17,415	729
Twitter Inc (a)	47,255	1,960
VeriSign Inc (a)	21,415	1,280	Illinois Tool Works Inc	37,895	3,450
Vipshop Holdings Ltd ADR(a)	94,400	21,645	Ingersoll-Rand PLC	4,150	260
		$928,264	ITT Corp	3,726	168
			Parker-Hannifin Corp	13,673	1,737
Leisure Products & Services - 0.05%			Pentair PLC	2,370	159
Harley-Davidson Inc	24,837	1,632	Trinity Industries Inc	21,427	765
Jarden Corp (a)	6,937	452			$222,940
Polaris Industries Inc	11,708	1,766
		$3,850	Office & Business Equipment - 0.00%
			Pitney Bowes Inc	15,179	375
Lodging - 2.71%
Hilton Worldwide Holdings Inc (a)	1,153,092	29,103
			Oil & Gas - 2.64%
Las Vegas Sands Corp	514,363	32,025	Atwood Oceanics Inc	1,836	75
Marriott International Inc/DE	22,030	1,669
MGM Resorts International (a)	1,967,312	45,740	Cabot Oil & Gas Corp	40,906	1,272
			Cheniere Energy Inc (a)	23,503	1,763
Starwood Hotels & Resorts Worldwide Inc	15,311	1,174
Wyndham Worldwide Corp	22,607	1,756	Chesapeake Energy Corp	21,873	485
			Cimarex Energy Co	1,901	216
Wynn Resorts Ltd	517,920	98,410	Concho Resources Inc (a)	11,186	1,220
		$209,877	Continental Resources Inc/OK (a)	14,812	835
Machinery - Construction & Mining - 0.02%			EOG Resources Inc	62,260	5,918
Caterpillar Inc	14,816	1,502	EQT Corp	367,406	34,551
			Helmerich & Payne Inc	11,810	1,025
			HollyFrontier Corp	6,477	294
Machinery - Diversified - 0.78%			Kosmos Energy Ltd (a)	18,792	175
Cummins Inc	20,404	2,983	Marathon Petroleum Corp	21,506	1,955
Deere & Co	14,452	1,236	Murphy USA Inc (a)	3,844	220
Flowserve Corp	156,678	10,653	Nabors Industries Ltd	5,256	94
Graco Inc	10,616	833	Noble Energy Inc	25,525	1,471

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Oasis Petroleum Inc (a)	17,984	$539	Columbia Property Trust Inc	3,349	$85
Patterson-UTI Energy Inc	13,332	307	Crown Castle International Corp	610,967	47,728
PBF Energy Inc	3,834	100	Equity LifeStyle Properties Inc	10,178	500
Phillips 66	26,636	2,091	Extra Space Storage Inc	20,935	1,218
Pioneer Natural Resources Co	489,108	92,471	Federal Realty Investment Trust	7,938	1,046
QEP Resources Inc	3,155	79	Health Care REIT Inc	28,075	1,996
Range Resources Corp	778,057	53,219	Healthcare Trust of America Inc	5,056	65
Seadrill Ltd	18,625	428	Iron Mountain Inc	26,274	948
SM Energy Co	11,630	655	Omega Healthcare Investors Inc	7,465	285
Southwestern Energy Co (a)	34,981	1,137	Public Storage	14,650	2,701
Tesoro Corp	10,041	717	Simon Property Group Inc	25,613	4,590
Valero Energy Corp	23,028	1,154	Tanger Factory Outlet Centers Inc	10,118	362
Whiting Petroleum Corp (a)	1,624	99	Ventas Inc	24,737	1,695
		$204,565	Vornado Realty Trust	7,492	820
			Weyerhaeuser Co	11,092	376
Oil & Gas Services - 4.12%					$69,565
Baker Hughes Inc	6,429	341
Cameron International Corp (a)	23,192	1,381	Retail - 5.95%
Core Laboratories NV	580,054	80,935	Advance Auto Parts Inc	12,649	1,859
FMC Technologies Inc (a)	1,920,422	107,621	AutoNation Inc (a)	13,134	752
Halliburton Co	96,216	5,305	AutoZone Inc (a)	3,755	2,078
MRC Global Inc (a)	8,338	175	Bed Bath & Beyond Inc (a)	15,583	1,049
National Oilwell Varco Inc	6,585	478	Best Buy Co Inc	15,269	521
Oceaneering International Inc	18,747	1,318	Big Lots Inc	3,079	141
RPC Inc	8,787	144	Brinker International Inc	12,241	657
Schlumberger Ltd	1,228,486	121,202	Burger King Worldwide Inc	17,318	566
Superior Energy Services Inc	1,878	47	CarMax Inc (a)	438,500	24,517
Targa Resources Corp	6,648	855	Chipotle Mexican Grill Inc (a)	41,869	26,712
		$319,802	Coach Inc	47,192	1,622
			Copart Inc (a)	19,350	647
Packaging & Containers - 0.08%			Costco Wholesale Corp	595,819	79,465
Ball Corp	24,767	1,596	CVS Health Corp	19,882	1,706
Crown Holdings Inc (a)	24,621	1,180
Owens-Illinois Inc (a)	16,783	432	Dick's Sporting Goods Inc	3,017	137
			Dillard's Inc	3,165	335
Packaging Corp of America	16,983	1,224	Dollar General Corp (a)	26,577	1,666
Sealed Air Corp	38,363	1,391	Dollar Tree Inc (a)	23,301	1,411
Silgan Holdings Inc	7,641	376	Foot Locker Inc	3,079	172
		$6,199	Gap Inc/The	29,812	1,130
Pharmaceuticals - 7.42%			Home Depot Inc/The	155,584	15,173
AbbVie Inc	182,360	11,573	Kohl's Corp	2,047	111
Actavis PLC (a)	25,137	6,102	Lowe's Cos Inc	1,010,936	57,825
Allergan Inc/United States	300,238	57,063	Macy's Inc	31,780	1,837
AmerisourceBergen Corp	25,450	2,174	McDonald's Corp	97,840	9,171
Bristol-Myers Squibb Co	264,320	15,381	MSC Industrial Direct Co Inc	8,187	663
Cardinal Health Inc	4,975	390	Nordstrom Inc	23,859	1,732
Catamaran Corp (a)	36,739	1,751	O'Reilly Automotive Inc (a)	12,241	2,153
Eli Lilly & Co	487,600	32,343	Penske Automotive Group Inc	3,377	153
Express Scripts Holding Co (a)	1,845,199	141,748	PetSmart Inc	17,894	1,295
Herbalife Ltd	13,524	709	Ross Stores Inc	24,356	1,966
Jazz Pharmaceuticals PLC (a)	10,225	1,726	Sally Beauty Holdings Inc (a)	20,659	605
Johnson & Johnson	49,513	5,337	Signet Jewelers Ltd	9,951	1,194
Mallinckrodt PLC (a)	14,089	1,299	Starbucks Corp	2,164,899	163,579
McKesson Corp	550,679	112,014	TJX Cos Inc/The	79,755	5,050
Mead Johnson Nutrition Co	1,148,559	114,063	Tractor Supply Co	544,195	39,846
Merck & Co Inc	40,606	2,353	Ulta Salon Cosmetics & Fragrance Inc (a)	11,420	1,380
Mylan Inc/PA (a)	42,487	2,275	Urban Outfitters Inc (a)	13,295	404
Quintiles Transnational Holdings Inc (a)	4,737	277	Walgreen Co	71,035	4,562
Valeant Pharmaceuticals International Inc (a)	492,800	65,562	Wal-Mart Stores Inc	20,152	1,537
Zoetis Inc	49,596	1,843	Williams-Sonoma Inc	16,938	1,101
		$575,983	World Fuel Services Corp	2,365	98
			Yum! Brands Inc	43,712	3,140
Pipelines - 0.07%					$461,718
Kinder Morgan Inc/DE	31,197	1,208
Williams Cos Inc/The	73,974	4,106	Semiconductors - 2.21%
		$5,314	Applied Materials Inc	80,483	1,778
			ASML Holding NV - NY Reg Shares	211,700	21,102
Real Estate - 0.02%			Avago Technologies Ltd	24,308	2,097
CBRE Group Inc (a)	48,382	1,548	Intel Corp	46,730	1,589
Jones Lang LaSalle Inc	2,148	291	KLA-Tencor Corp	14,967	1,185
		$1,839	Micron Technology Inc (a)	103,670	3,430
REITS - 0.90%			NVIDIA Corp	16,091	314
			ON Semiconductor Corp (a)	40,850	339
American Tower Corp	43,736	4,264
Apartment Investment & Management Co	13,229	473	Qualcomm Inc	1,679,133	131,829
Boston Properties Inc	3,260	413	Skyworks Solutions Inc	21,226	1,236

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	CONVERTIBLE PREFERRED STOCKS

Semiconductors (continued)					(continued)	Shares Held	Value	(000	's)
Texas Instruments Inc	107,124		$5,320		Internet (continued)
Xilinx Inc	28,524		1,269		Dropbox Inc (a),(b),(c),(e)	254,085			$5,004
			$171,488						$9,952

Shipbuilding - 0.01%					TOTAL CONVERTIBLE PREFERRED STOCKS				$9,952
Huntington Ingalls Industries Inc	7,368		780		Total Investments				$7,773,665
					Liabilities in Excess of Other Assets, Net - (0.19)%				$(14,808)
					TOTAL NET ASSETS - 100.00%				$7,758,857
Software - 5.75%
Activision Blizzard Inc	56,261		1,123
Adobe Systems Inc (a)	49,410		3,465		(a) Non-Income Producing Security
Akamai Technologies Inc (a)	30,636		1,847		(b) Security is Illiquid
ANSYS Inc (a)	692,338		54,390		(c)			Fair value of these investments is determined in good faith by the Manager
Broadridge Financial Solutions Inc	20,465		899		under procedures established and periodically reviewed by the Board of
Cerner Corp (a)	29,512		1,869		Directors. At the end of the period, the fair value of these securities totaled
Dun & Bradstreet Corp/The	2,387		293		$9,952 or 0.13% of net assets.
Electronic Arts Inc (a)	41,454		1,698		(d)			Restricted Security. At the end of the period, the value of this security
Fidelity National Information Services Inc	6,132		358		totaled $4,948 or 0.06% of net assets. The security was purchased on April
Fiserv Inc (a)	29,582		2,055		16, 2014 at a cost of $4,948.
Intuit Inc	28,117		2,475		(e)			Restricted Security. At the end of the period, the value of this security
Microsoft Corp	617,591		28,996		totaled $5,004 or 0.06% of net assets. The security was purchased January
NetSuite Inc (a)	623,813		67,783		30, 2014 at a cost of $4,853.
Oracle Corp	379,559		14,822
Paychex Inc	33,156		1,556
PTC Inc (a)	21,418		817
Red Hat Inc (a)	641,095		37,774		Portfolio Summary (unaudited)
Salesforce.com Inc (a)	2,515,902		160,992		Sector				Percent
ServiceNow Inc (a)	431,100		29,285		Consumer, Non-cyclical				26.02%
VMware Inc (a)	171,400		14,324		Communications				14.40%
Workday Inc (a)	202,500		19,335		Consumer, Cyclical				13.60%
			$446,156		Industrial				12.58%
					Technology				12.44%
Telecommunications - 0.36%					Financial				9.18%
ARRIS Group Inc (a)	22,161		665		Energy				6.83%
CenturyLink Inc	6,141		255		Basic Materials				2.98%
Corning Inc	54,814		1,120		Exchange Traded Funds				2.13%
Harris Corp	3,308		230		Utilities				0.02%
Juniper Networks Inc	16,139		340		Diversified				0.01%
Level 3 Communications Inc (a)	29,964		1,406		Liabilities in Excess of Other Assets, Net				(0.19)%
Verizon Communications Inc	458,359		23,032		TOTAL NET ASSETS				100.00%
Windstream Holdings Inc	96,728		1,014
			$28,062

Transportation - 1.50%
CH Robinson Worldwide Inc	26,131		1,809
FedEx Corp	214,925		35,978
JB Hunt Transport Services Inc	429,600		34,269
Kansas City Southern	173,100		21,255
Kirby Corp (a)	9,806		1,084
Landstar System Inc	8,058		596
Norfolk Southern Corp	11,656		1,290
Old Dominion Freight Line Inc (a)	10,822		789
Union Pacific Corp	100,409		11,693
United Parcel Service Inc	70,062		7,350
			$116,113
TOTAL COMMON STOCKS			$7,598,803
INVESTMENT COMPANIES - 2.13%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.13%
BlackRock Liquidity Funds TempFund	96,887,781		96,888
Portfolio
Goldman Sachs Financial Square Funds -	63,850,587		63,851
Money Market Fund
JP Morgan Prime Money Market Fund	4,171,142		4,171
			$164,910
TOTAL INVESTMENT COMPANIES			$164,910
CONVERTIBLE PREFERRED STOCKS -
0.13%	Shares Held	Value	(000	's)

Internet - 0.13%
Airbnb Inc (a),(b),(c),(d)	121,527		4,948

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	1,721	$168,447		$173,081	$4,634
Total						$4,634
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2014

COMMON STOCKS - 97.34%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.69%			Biotechnology (continued)
Alliance Data Systems Corp (a)	24,666	$6,989	Celgene Corp (a)	20,084	$2,151
Interpublic Group of Cos Inc/The	15,960	310	Gilead Sciences Inc (a)	264,718	29,649
Omnicom Group Inc	6,501	467	Illumina Inc (a)	9,490	1,828
		$7,766	Incyte Corp (a)	46,255	3,102
			Myriad Genetics Inc (a)	2,551	101
Aerospace & Defense - 3.14%			Regeneron Pharmaceuticals Inc (a)	11,640	4,583
B/E Aerospace Inc (a)	3,961	295	United Therapeutics Corp (a)	1,760	230
Boeing Co/The	131,166	16,384	Vertex Pharmaceuticals Inc (a)	5,107	575
Lockheed Martin Corp	74,273	14,154			$78,173
Raytheon Co	37,571	3,903
Spirit AeroSystems Holdings Inc (a)	4,426	174	Building Materials - 0.04%
United Technologies Corp	3,866	414	Lennox International Inc	1,891	168
		$35,324	Martin Marietta Materials Inc	2,396	280
					$448
Agriculture - 1.28%
Altria Group Inc	50,419	2,437	Chemicals - 2.60%
Archer-Daniels-Midland Co	2,491	117	Albemarle Corp	1,115	65
Lorillard Inc	7,849	483	Celanese Corp	528	31
Philip Morris International Inc	123,356	10,980	Cytec Industries Inc	334	16
Reynolds American Inc	6,253	393	Dow Chemical Co/The	7,251	358
		$14,410	Eastman Chemical Co	3,535	286
			Ecolab Inc	5,766	641
Airlines - 0.61%			EI du Pont de Nemours & Co	18,768	1,298
Alaska Air Group Inc	91,315	4,860	FMC Corp	5,128	294
American Airlines Group Inc	15,592	645	Huntsman Corp	5,585	136
Copa Holdings SA	1,014	119	International Flavors & Fragrances Inc	3,086	306
Delta Air Lines Inc	1,739	70	LyondellBasell Industries NV	11,397	1,044
Southwest Airlines Co	14,930	515	Monsanto Co	103,148	11,867
Spirit Airlines Inc (a)	2,822	206	NewMarket Corp	357	138
United Continental Holdings Inc (a)	9,139	483	Platform Specialty Products Corp (a)	3,355	87
		$6,898	PPG Industries Inc	31,141	6,343
Apparel - 1.15%			Praxair Inc	6,337	798
Deckers Outdoor Corp (a)	1,365	119	RPM International Inc	4,652	211
Hanesbrands Inc	3,751	396	Sherwin-Williams Co/The	21,437	4,921
Michael Kors Holdings Ltd (a)	5,141	404	Sigma-Aldrich Corp	2,059	280
Nike Inc	62,370	5,799	Westlake Chemical Corp	1,327	94
Ralph Lauren Corp	32,634	5,380			$29,214
Under Armour Inc (a)	4,352	285
			Commercial Services - 0.72%
VF Corp	8,684	588	Aramark	1,510	42
		$12,971	Automatic Data Processing Inc	12,265	1,003
			Avis Budget Group Inc (a)	3,964	221
Automobile Manufacturers - 0.09%
PACCAR Inc	7,878	514	Booz Allen Hamilton Holding Corp	2,675	70
Tesla Motors Inc (a)	2,047	495	CDK Global Inc (a)	3,867	130
		$1,009	Cintas Corp	3,175	233
			Equifax Inc	2,457	186
Automobile Parts & Equipment - 0.46%			FleetCor Technologies Inc (a)	1,834	276
Allison Transmission Holdings Inc	5,327	173	Gartner Inc (a)	3,559	287
BorgWarner Inc	5,597	319	Global Payments Inc	2,731	220
Goodyear Tire & Rubber Co/The	10,691	259	H&R Block Inc	10,650	344
Johnson Controls Inc	6,827	323	Hertz Global Holdings Inc (a)	9,649	211
Lear Corp	2,569	238	KAR Auction Services Inc	2,216	67
WABCO Holdings Inc (a)	39,930	3,888	MasterCard Inc	25,583	2,143
		$5,200	McGraw Hill Financial Inc	6,573	595
			Moody's Corp	4,585	455
Banks - 2.26%			Quanta Services Inc (a)	1,670	57
State Street Corp	57,400	4,331	Robert Half International Inc	5,259	288
SunTrust Banks Inc	181,787	7,115	RR Donnelley & Sons Co	931	16
Wells Fargo & Co	264,127	14,023	SEI Investments Co	4,830	187
		$25,469	Service Corp International/US	6,401	140
Beverages - 3.79%			Total System Services Inc	4,810	163
Brown-Forman Corp	13,797	1,278	United Rentals Inc (a)	3,661	403
Coca-Cola Co/The	85,896	3,597	Western Union Co/The	20,824	353
Coca-Cola Enterprises Inc	6,588	286			$8,090
Constellation Brands Inc (a)	3,913	358
			Computers - 5.32%
Dr Pepper Snapple Group Inc	5,139	356	Accenture PLC - Class A	78,694	6,384
Keurig Green Mountain Inc	3,062	465	Apple Inc	411,041	44,393
Monster Beverage Corp (a)	3,856	389
			Cognizant Technology Solutions Corp (a)	13,208	645
PepsiCo Inc	373,287	35,899	Computer Sciences Corp	341	20
		$42,628	DST Systems Inc	1,033	99
Biotechnology - 6.95%			EMC Corp/MA	7,999	230
Alexion Pharmaceuticals Inc (a)	56,707	10,851	IHS Inc (a)	2,563	336
Amgen Inc	17,683	2,868	International Business Machines Corp	23,897	3,929
Biogen Idec Inc (a)	69,252	22,235	Jack Henry & Associates Inc	3,264	195

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Engineering & Construction (continued)
NetApp Inc	4,719	$202	SBA Communications Corp (a)	83,144	$9,340
Riverbed Technology Inc (a)	5,820	110			$9,783
SanDisk Corp	4,171	393
Teradata Corp (a)	68,398	2,895	Entertainment - 0.03%
Varonis Systems Inc (a)	3,223	63	Cinemark Holdings Inc	4,345	153
		$59,894	Lions Gate Entertainment Corp	3,094	103
			Six Flags Entertainment Corp	2,824	114
Consumer Products - 0.64%					$370
Avery Dennison Corp	1,196	56
Church & Dwight Co Inc	84,821	6,142	Environmental Control - 0.04%
			Stericycle Inc (a)	3,266	412
Kimberly-Clark Corp	8,468	968
		$7,166
			Food - 1.75%
Cosmetics & Personal Care - 2.76%			General Mills Inc	16,657	866
Colgate-Palmolive Co	130,066	8,699	Hershey Co/The	65,946	6,325
Estee Lauder Cos Inc/The	187,095	14,066	Hormel Foods Corp	5,008	270
Procter & Gamble Co/The	95,523	8,336	Ingredion Inc	434	34
		$31,101	Kellogg Co	6,349	406
Distribution & Wholesale - 0.55%			Kraft Foods Group Inc	12,831	723
Fastenal Co	6,233	275	Kroger Co/The	13,811	769
Fossil Group Inc (a)	1,835	187	McCormick & Co Inc/MD	4,911	347
Genuine Parts Co	3,547	344	Mondelez International Inc	271,000	9,555
HD Supply Holdings Inc (a)	3,998	115	Sysco Corp	8,514	328
WW Grainger Inc	21,188	5,229	Tyson Foods Inc	632	26
		$6,150			$19,649

Diversified Financial Services - 5.74%			Forest Products & Paper - 0.01%
Affiliated Managers Group Inc (a)	1,199	239	International Paper Co	2,649	134
American Express Co	119,109	10,714	Veritiv Corp (a)	52	2
Ameriprise Financial Inc	2,577	325			$136
BlackRock Inc	1,175	401
CBOE Holdings Inc	3,238	191	Hand & Machine Tools - 0.02%
			Lincoln Electric Holdings Inc	1,081	78
Charles Schwab Corp/The	7,147	205	Snap-on Inc	249	33
Eaton Vance Corp	4,532	167	Stanley Black & Decker Inc	678	64
Federated Investors Inc	2,597	81
Franklin Resources Inc	117,464	6,532			$175
Invesco Ltd	211,970	8,579	Healthcare - Products - 2.64%
Lazard Ltd	4,862	239	Baxter International Inc	13,218	927
LPL Financial Holdings Inc	3,450	143	Becton Dickinson and Co	4,732	609
Santander Consumer USA Holdings Inc	820	15	Boston Scientific Corp (a)	4,958	66
T Rowe Price Group Inc	6,347	521	Bruker BioSciences Corp (a)	4,125	86
TD Ameritrade Holding Corp	9,133	308	Cooper Cos Inc/The	1,377	226
Visa Inc	148,395	35,827	CR Bard Inc	51,712	8,479
Waddell & Reed Financial Inc	3,251	155	DENTSPLY International Inc	94,569	4,801
		$64,642	DexCom Inc (a)	10,710	481
			Edwards Lifesciences Corp (a)	3,971	480
Electric - 0.03%			Henry Schein Inc (a)	3,299	396
Calpine Corp (a)	2,371	54
			Hologic Inc (a)	2,993	78
Dominion Resources Inc/VA	1,398	100	IDEXX Laboratories Inc (a)	2,023	287
ITC Holdings Corp	5,942	235	Intuitive Surgical Inc (a)	8,283	4,106
		$389	Medtronic Inc	103,783	7,074
Electrical Components & Equipment - 0.39%			ResMed Inc	5,448	285
AMETEK Inc	5,781	302	Sirona Dental Systems Inc (a)	1,364	107
Emerson Electric Co	12,764	818	St Jude Medical Inc	4,458	286
Generac Holdings Inc (a)	71,485	3,241	Stryker Corp	4,907	430
Hubbell Inc	374	42	Techne Corp	690	63
		$4,403	Varian Medical Systems Inc (a)	3,915	329
			Zimmer Holdings Inc	495	55
Electronics - 2.51%					$29,651
Agilent Technologies Inc	1,862	103
Amphenol Corp	6,806	344	Healthcare - Services - 0.14%
Gentex Corp/MI	3,124	102	Aetna Inc	4,133	341
Honeywell International Inc	62,836	6,040	Centene Corp (a)	2,275	211
Mettler-Toledo International Inc (a)	11,223	2,901	Cigna Corp	810	81
PerkinElmer Inc	826	36	Covance Inc (a)	1,998	160
Thermo Fisher Scientific Inc	77,960	9,165	DaVita HealthCare Partners Inc (a)	2,433	190
Tyco International Ltd	135,574	5,820	Envision Healthcare Holdings Inc (a)	3,148	110
Waters Corp (a)	34,119	3,781	HCA Holdings Inc (a)	1,203	84
		$28,292	Laboratory Corp of America Holdings (a)	1,324	145
			Mednax Inc (a)	2,460	153
Engineering & Construction - 0.87%			Universal Health Services Inc	775	80
Chicago Bridge & Iron Co NV ADR	3,634	198			$1,555
Fluor Corp	3,694	245

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Holding Companies - Diversified - 0.01%			Machinery - Diversified (continued)
Liberty TripAdvisor Holdings Inc (a)	2,771	$87	Nordson Corp	2,538	$194
			Rockwell Automation Inc	3,313	372
Home Builders - 0.02%			Roper Industries Inc	1,783	282
NVR Inc (a)	158	194	Wabtec Corp/DE	48,069	4,149
			Xylem Inc/NY	5,257	191
			Zebra Technologies Corp (a)	1,942	143
Home Furnishings - 0.04%					$7,211
Harman International Industries Inc	2,686	288
Leggett & Platt Inc	2,702	107	Media - 4.54%
		$395	Cablevision Systems Corp	7,402	138
			CBS Corp	11,937	647
Housewares - 0.05%			Charter Communications Inc (a)	1,714	271
Newell Rubbermaid Inc	6,330	211	Comcast Corp - Class A	402,123	22,258
Scotts Miracle-Gro Co/The	1,687	100	DIRECTV (a)	11,770	1,022
Toro Co	2,191	135	Discovery Communications Inc - A Shares (a)	8,832	312
Tupperware Brands Corp	1,912	122	Discovery Communications Inc - C Shares (a)	8,833	309
		$568	DISH Network Corp (a)	5,888	375
			FactSet Research Systems Inc	1,662	218
Insurance - 0.13%			Nielsen NV	7,926	337
American Financial Group Inc/OH	399	24	Scripps Networks Interactive Inc	41,327	3,192
Aon PLC	5,502	473	Sirius XM Holdings Inc (a)	944,088	3,238
Arthur J Gallagher & Co	5,857	279	Starz (a)	3,199	99
Erie Indemnity Co	963	82	Time Warner Cable Inc	6,928	1,020
Marsh & McLennan Cos Inc	8,951	487	Twenty-First Century Fox Inc - A Shares	30,362	1,047
Reinsurance Group of America Inc	757	64	Viacom Inc	10,817	786
		$1,409	Walt Disney Co/The	172,935	15,803
Internet - 8.98%					$51,072
Amazon.com Inc (a)	8,134	2,485
			Metal Fabrication & Hardware - 0.36%
CDW Corp/DE	3,274	101	Precision Castparts Corp	18,204	4,017
eBay Inc (a)	181,971	9,553
			Valmont Industries Inc	72	10
Equinix Inc	1,150	240			$4,027
Expedia Inc	96,949	8,238
F5 Networks Inc (a)	2,938	361	Mining - 0.02%
Facebook Inc (a)	265,143	19,883	Compass Minerals International Inc	1,264	108
Google Inc - A Shares (a)	40,609	23,061	Southern Copper Corp	5,495	158
Google Inc - C Shares (a)	6,143	3,434	Tahoe Resources Inc (a)	517	9
Liberty Interactive Corp (a)	9,445	247			$275
Liberty Ventures (a)	1,342	47
LinkedIn Corp (a)	14,670	3,359	Miscellaneous Manufacturing - 1.77%
Netflix Inc (a)	1,296	509	3M Co	15,854	2,438
			Colfax Corp (a)	3,701	201
Pandora Media Inc (a)	139,836	2,696
Priceline Group Inc/The (a)	12,986	15,664	Crane Co	700	44
Splunk Inc (a)	49,471	3,269	Danaher Corp	5,374	432
TripAdvisor Inc (a)	4,192	372	Dover Corp	4,768	379
Twitter Inc (a)	10,326	428	General Electric Co	303,400	7,831
			Hexcel Corp (a)	3,805	159
VeriSign Inc (a)	55,226	3,301
Yelp Inc (a)	62,457	3,747	Illinois Tool Works Inc	8,281	754
		$100,995	Ingersoll-Rand PLC	906	57
			ITT Corp	813	36
Leisure Products & Services - 0.42%			Parker-Hannifin Corp	58,377	7,416
Harley-Davidson Inc	65,351	4,294	Pentair PLC	516	34
Jarden Corp (a)	1,515	98	Trinity Industries Inc	4,681	167
Polaris Industries Inc	2,557	386			$19,948

		$4,778	Office & Business Equipment - 0.01%
Lodging - 1.02%			Pitney Bowes Inc	3,317	82
Hilton Worldwide Holdings Inc (a)	5,337	135
Las Vegas Sands Corp	8,162	508
Marriott International Inc/DE	129,993	9,847	Oil & Gas - 3.17%
Starwood Hotels & Resorts Worldwide Inc	3,345	256	Atwood Oceanics Inc	409	17
			Cabot Oil & Gas Corp	8,939	278
Wyndham Worldwide Corp	4,941	384	Cheniere Energy Inc (a)	5,136	385
Wynn Resorts Ltd	1,752	333	Chesapeake Energy Corp	4,779	106
		$11,463	Cimarex Energy Co	414	47
Machinery - Construction & Mining - 0.54%			Concho Resources Inc (a)	34,906	3,806
Caterpillar Inc	60,307	6,116	Continental Resources Inc/OK (a)	3,238	182
			EOG Resources Inc	13,606	1,293
			EQT Corp	2,973	280
Machinery - Diversified - 0.64%			Exxon Mobil Corp	125,106	12,099
Cummins Inc	4,457	652	Helmerich & Payne Inc	2,580	224
Deere & Co	3,157	270	HollyFrontier Corp	1,415	64
Flowserve Corp	5,284	359	Kosmos Energy Ltd (a)	4,106	38
Graco Inc	2,320	182	Marathon Petroleum Corp	4,700	427
IDEX Corp	2,900	217	Murphy USA Inc (a)	839	48
Middleby Corp/The (a)	2,258	200
			Nabors Industries Ltd	1,148	20

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Noble Energy Inc	5,582	$322	Boston Properties Inc	711	$90
Oasis Petroleum Inc (a)	3,930	118	Columbia Property Trust Inc	730	18
Occidental Petroleum Corp	74,811	6,653	Crown Castle International Corp	7,227	565
Patterson-UTI Energy Inc	2,912	67	Equity LifeStyle Properties Inc	2,222	109
PBF Energy Inc	836	22	Extra Space Storage Inc	4,574	266
Phillips 66	93,871	7,369	Federal Realty Investment Trust	1,734	229
Pioneer Natural Resources Co	3,082	583	Health Care REIT Inc	6,140	437
QEP Resources Inc	688	17	Healthcare Trust of America Inc	1,102	14
Range Resources Corp	3,425	234	Iron Mountain Inc	5,746	207
Seadrill Ltd	4,071	94	Omega Healthcare Investors Inc	1,631	62
SM Energy Co	2,540	143	Public Storage	3,201	590
Southwestern Energy Co (a)	7,819	254	Simon Property Group Inc	5,597	1,003
Tesoro Corp	2,193	157	Tanger Factory Outlet Centers Inc	2,210	79
Valero Energy Corp	5,032	252	Ventas Inc	5,405	370
Whiting Petroleum Corp (a)	395	24	Vornado Realty Trust	1,636	179
		$35,623	Weyerhaeuser Co	2,423	82

Oil & Gas Services - 1.40%					$5,336
Baker Hughes Inc	43,213	2,288	Retail - 8.70%
Cameron International Corp (a)	5,067	302	Advance Auto Parts Inc	2,764	406
FMC Technologies Inc (a)	5,856	328	AutoNation Inc (a)	2,868	164
Halliburton Co	21,028	1,160	AutoZone Inc (a)	15,813	8,753
MRC Global Inc (a)	1,821	38	Bed Bath & Beyond Inc (a)	94,278	6,348
National Oilwell Varco Inc	1,438	104	Best Buy Co Inc	3,336	114
Oceaneering International Inc	4,097	288	Big Lots Inc	671	31
RPC Inc	1,920	32	Brinker International Inc	2,674	143
Schlumberger Ltd	111,416	10,992	Burger King Worldwide Inc	3,784	124
Superior Energy Services Inc	409	10	Chipotle Mexican Grill Inc (a)	5,804	3,703
Targa Resources Corp	1,452	187	Coach Inc	10,320	355
		$15,729	Copart Inc (a)	4,231	141
			Costco Wholesale Corp	53,163	7,090
Packaging & Containers - 0.12%			CVS Health Corp	152,294	13,069
Ball Corp	5,412	349	Dick's Sporting Goods Inc	658	30
Crown Holdings Inc (a)	5,380	258
Owens-Illinois Inc (a)	3,668	94	Dillard's Inc	689	73
			Dollar General Corp (a)	5,808	364
Packaging Corp of America	3,711	267	Dollar Tree Inc (a)	5,091	308
Sealed Air Corp	8,383	304	Foot Locker Inc	741	42
Silgan Holdings Inc	1,669	82	Gap Inc/The	123,963	4,697
		$1,354	Home Depot Inc/The	34,014	3,317
Pharmaceuticals - 7.23%			Kohl's Corp	445	24
Abbott Laboratories	199,200	8,683	Lowe's Cos Inc	25,512	1,459
AbbVie Inc	39,880	2,531	Macy's Inc	113,815	6,581
Actavis PLC (a)	5,493	1,333	McDonald's Corp	21,383	2,004
Allergan Inc/United States	47,867	9,097	MSC Industrial Direct Co Inc	1,787	145
AmerisourceBergen Corp	81,263	6,941	Nordstrom Inc	5,218	379
Bristol-Myers Squibb Co	12,842	747	O'Reilly Automotive Inc (a)	9,395	1,652
Cardinal Health Inc	77,389	6,073	Penske Automotive Group Inc	736	33
Catamaran Corp (a)	8,028	383	PetSmart Inc	3,911	283
Express Scripts Holding Co (a)	87,586	6,729	Ross Stores Inc	59,621	4,813
Herbalife Ltd	2,956	155	Sally Beauty Holdings Inc (a)	4,517	132
Jazz Pharmaceuticals PLC (a)	2,236	378	Signet Jewelers Ltd	2,174	261
Johnson & Johnson	82,830	8,927	Starbucks Corp	120,385	9,096
Mallinckrodt PLC (a)	3,081	284	TJX Cos Inc/The	187,317	11,861
McKesson Corp	62,195	12,651	Tractor Supply Co	5,216	382
Mead Johnson Nutrition Co	58,867	5,846	Ulta Salon Cosmetics & Fragrance Inc (a)	2,496	302
Merck & Co Inc	8,880	515	Urban Outfitters Inc (a)	2,907	88
Mylan Inc/PA (a)	9,284	497	Walgreen Co	122,824	7,888
Quintiles Transnational Holdings Inc (a)	1,033	60	Wal-Mart Stores Inc	4,405	336
Teva Pharmaceutical Industries Ltd ADR	108,114	6,105	Williams-Sonoma Inc	3,700	241
Zoetis Inc	91,430	3,398	World Fuel Services Corp	528	22
		$81,333	Yum! Brands Inc	9,556	686
					$97,940
Pipelines - 0.10%
Kinder Morgan Inc/DE	6,822	264	Semiconductors - 2.54%
Williams Cos Inc/The	16,171	898	Applied Materials Inc	17,589	389
		$1,162	Avago Technologies Ltd	5,311	458
			Broadcom Corp	77,412	3,242
Real Estate - 0.04%			Intel Corp	10,212	347
CBRE Group Inc (a)	10,576	339	KLA-Tencor Corp	3,269	259
Jones Lang LaSalle Inc	467	63	Micron Technology Inc (a)	22,657	750
		$402	NVIDIA Corp	3,517	69
			ON Semiconductor Corp (a)	8,927	74
REITS - 0.47%
American Tower Corp	9,557	932	Qualcomm Inc	242,654	19,051
Apartment Investment & Management Co	2,890	104	Skyworks Solutions Inc	5,012	292

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Portfolio Summary (unaudited)
					Sector	Percent
Semiconductors (continued)					Consumer, Non-cyclical	27.93%
Texas Instruments Inc	23,427		$1,163
Xilinx Inc	57,027		2,536		Communications	14.75%
					Industrial	13.44%
			$28,630		Consumer, Cyclical	13.14%
Shipbuilding - 0.02%					Technology	12.10%
Huntington Ingalls Industries Inc	1,610		170		Financial	8.64%
					Energy	4.67%
					Exchange Traded Funds	2.88%
Software - 4.26%					Basic Materials	2.63%
Activision Blizzard Inc	12,303		245		Utilities	0.03%
Adobe Systems Inc (a)	10,805		758
Akamai Technologies Inc (a)	6,700		404		Diversified	0.01%
ANSYS Inc (a)	803		63		Liabilities in Excess of Other Assets, Net	(0.22)%
Broadridge Financial Solutions Inc	4,472		196		TOTAL NET ASSETS	100.00%
Cerner Corp (a)	58,103		3,681
Dun & Bradstreet Corp/The	520		64
Electronic Arts Inc (a)	103,357		4,234
Fidelity National Information Services Inc	1,340		78
Fiserv Inc (a)	75,760		5,264
Intuit Inc	97,584		8,589
Microsoft Corp	135,019		6,339
NetSuite Inc (a)	35,501		3,858
Oracle Corp	316,842		12,372
Paychex Inc	7,245		340
PTC Inc (a)	4,679		179
Red Hat Inc (a)	7,127		420
Salesforce.com Inc (a)	13,283		850
			$47,934

Telecommunications - 0.54%
ARRIS Group Inc (a)	4,844		145
CenturyLink Inc	1,341		56
Corning Inc	11,978		245
Harris Corp	722		50
Juniper Networks Inc	3,525		74
Level 3 Communications Inc (a)	6,549		307
Verizon Communications Inc	100,178		5,034
Windstream Holdings Inc	21,140		222
			$6,133

Transportation - 2.98%
CH Robinson Worldwide Inc	5,712		395
FedEx Corp	3,108		520
Kirby Corp (a)	2,247		249
Landstar System Inc	1,760		130
Norfolk Southern Corp	2,545		282
Old Dominion Freight Line Inc (a)	2,366		172
Union Pacific Corp	186,374		21,704
United Parcel Service Inc	96,412		10,114
			$33,566
TOTAL COMMON STOCKS			$1,095,300
INVESTMENT COMPANIES - 2.88%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.88%
BlackRock Liquidity Funds TempFund	7,844,855		7,845
Portfolio
Goldman Sachs Financial Square Funds -	23,655,220		23,655
Money Market Fund
JP Morgan Prime Money Market Fund	885,472		886
			$32,386
TOTAL INVESTMENT COMPANIES			$32,386
Total Investments			$1,127,686
Liabilities in Excess of Other Assets, Net - (0.22)%				$(2,427)
TOTAL NET ASSETS - 100.00%			$1,125,259

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	332	$32,218		$33,389	$1,171
Total						$1,171
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2014

COMMON STOCKS - 97.47%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.23%			Beverages (continued)
Alliance Data Systems Corp (a)	12,787	$3,623	Coca-Cola Co/The	908,970	$38,068
Interpublic Group of Cos Inc/The	97,037	1,882	Coca-Cola Enterprises Inc	52,018	2,255
Omnicom Group Inc	57,835	4,156	Constellation Brands Inc (a)	38,586	3,532
		$9,661	Dr Pepper Snapple Group Inc	44,933	3,112
			Keurig Green Mountain Inc	28,051	4,257
Aerospace & Defense - 1.91%			Molson Coors Brewing Co	36,656	2,726
Boeing Co/The	154,323	19,277	Monster Beverage Corp (a)	33,107	3,340
General Dynamics Corp	73,135	10,221	PepsiCo Inc	346,975	33,368
L-3 Communications Holdings Inc	19,857	2,412			$94,029
Lockheed Martin Corp	62,123	11,839
Northrop Grumman Corp	47,883	6,606	Biotechnology - 2.97%
Raytheon Co	71,551	7,433	Alexion Pharmaceuticals Inc (a)	45,552	8,717
Rockwell Collins Inc	31,110	2,618	Amgen Inc	174,918	28,368
United Technologies Corp	195,911	20,962	Biogen Idec Inc (a)	54,378	17,460
		$81,368	Celgene Corp (a)	184,107	19,716
			Gilead Sciences Inc (a)	348,099	38,987
Agriculture - 1.66%			Regeneron Pharmaceuticals Inc (a)	16,989	6,689
Altria Group Inc	456,738	22,079	Vertex Pharmaceuticals Inc (a)	54,824	6,175
Archer-Daniels-Midland Co	148,647	6,986			$126,112
Lorillard Inc	82,903	5,098
Philip Morris International Inc	359,719	32,019	Building Materials - 0.13%
Reynolds American Inc	70,958	4,464	Martin Marietta Materials Inc	14,177	1,658
		$70,646	Masco Corp	82,082	1,811
			Vulcan Materials Co	30,145	1,860
Airlines - 0.31%					$5,329
Delta Air Lines Inc	194,123	7,810
Southwest Airlines Co	157,770	5,440	Chemicals - 2.36%
		$13,250	Air Products & Chemicals Inc	44,147	5,945
			Airgas Inc	15,446	1,723
Apparel - 0.68%			CF Industries Holdings Inc	11,438	2,974
Michael Kors Holdings Ltd (a)	47,265	3,715	Dow Chemical Co/The	258,471	12,768
Nike Inc	161,957	15,057	Eastman Chemical Co	34,341	2,774
Ralph Lauren Corp	13,974	2,303	Ecolab Inc	62,097	6,907
Under Armour Inc (a)	38,308	2,512	EI du Pont de Nemours & Co	210,757	14,574
VF Corp	79,417	5,375	FMC Corp	30,664	1,759
		$28,962	International Flavors & Fragrances Inc	18,689	1,853
Automobile Manufacturers - 0.65%			LyondellBasell Industries NV	97,920	8,972
Ford Motor Co	893,110	12,584	Monsanto Co	120,801	13,897
General Motors Co	310,395	9,747	Mosaic Co/The	73,332	3,249
PACCAR Inc	81,694	5,336	PPG Industries Inc	31,740	6,465
		$27,667	Praxair Inc	67,248	8,473
			Sherwin-Williams Co/The	19,140	4,394
Automobile Parts & Equipment - 0.39%			Sigma-Aldrich Corp	27,397	3,723
BorgWarner Inc	52,598	2,999			$100,450
Delphi Automotive PLC	68,998	4,760
Goodyear Tire & Rubber Co/The	63,398	1,536	Coal - 0.05%
Johnson Controls Inc	153,363	7,246	Consol Energy Inc	53,001	1,950
		$16,541

Banks - 7.28%			Commercial Services - 1.28%
Bank of America Corp	2,421,535	41,554	ADT Corp/The	40,070	1,436
Bank of New York Mellon Corp/The	260,578	10,090	Automatic Data Processing Inc	110,742	9,057
BB&T Corp	165,702	6,277	Cintas Corp	22,248	1,629
Capital One Financial Corp	129,257	10,699	Equifax Inc	28,042	2,124
Citigroup Inc	698,140	37,371	H&R Block Inc	63,346	2,047
Comerica Inc	41,640	1,988	MasterCard Inc	226,654	18,982
Fifth Third Bancorp	192,103	3,840	McGraw Hill Financial Inc	62,381	5,644
Goldman Sachs Group Inc/The	94,353	17,926	Moody's Corp	42,798	4,247
			Quanta Services Inc (a)	49,922	1,701
Huntington Bancshares Inc/OH	188,135	1,864
JP Morgan Chase & Co	866,127	52,383	Robert Half International Inc	31,659	1,734
KeyCorp	201,910	2,665	Total System Services Inc	38,054	1,286
			United Rentals Inc (a)	22,085	2,431
M&T Bank Corp	30,388	3,713
Morgan Stanley	352,646	12,325	Western Union Co/The	121,993	2,069
Northern Trust Corp	50,994	3,381			$54,387
PNC Financial Services Group Inc/The	124,479	10,754	Computers - 5.95%
Regions Financial Corp	317,435	3,152	Accenture PLC - Class A	145,359	11,791
State Street Corp	97,526	7,359	Apple Inc	1,378,853	148,916
SunTrust Banks Inc	122,261	4,785	Cognizant Technology Solutions Corp (a)	139,989	6,838
US Bancorp/MN	414,938	17,676	Computer Sciences Corp	33,405	2,018
Wells Fargo & Co	1,093,935	58,077	EMC Corp/MA	467,148	13,421
Zions Bancorporation	46,696	1,353	Hewlett-Packard Co	429,756	15,420
		$309,232	International Business Machines Corp	213,640	35,122
Beverages - 2.21%			NetApp Inc	73,517	3,147
Brown-Forman Corp	36,380	3,371	SanDisk Corp	51,634	4,861
			Seagate Technology PLC	75,256	4,728

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.28%
Teradata Corp (a)	35,693	$1,511	Agilent Technologies Inc	76,800	$4,246
Western Digital Corp	50,654	4,983	Allegion PLC	22,125	1,175
		$252,756	Amphenol Corp	72,226	3,653
			FLIR Systems Inc	32,637	1,094
Consumer Products - 0.32%			Garmin Ltd	27,943	1,550
Avery Dennison Corp	21,584	1,011	Honeywell International Inc	180,200	17,321
Clorox Co/The	29,670	2,952	Jabil Circuit Inc	46,016	964
Kimberly-Clark Corp	86,105	9,840	PerkinElmer Inc	26,002	1,129
		$13,803	TE Connectivity Ltd	94,243	5,761
Cosmetics & Personal Care - 1.71%			Thermo Fisher Scientific Inc	91,865	10,801
Avon Products Inc	100,082	1,041	Tyco International Ltd	102,130	4,384
Colgate-Palmolive Co	197,693	13,222	Waters Corp (a)	19,335	2,142
Estee Lauder Cos Inc/The	51,805	3,894			$54,220
Procter & Gamble Co/The	623,503	54,413	Engineering & Construction - 0.09%
		$72,570	Fluor Corp	36,271	2,406
Distribution & Wholesale - 0.25%			Jacobs Engineering Group Inc (a)	30,640	1,454
Fastenal Co	62,871	2,769			$3,860
Fossil Group Inc (a)	10,722	1,090
			Environmental Control - 0.23%
Genuine Parts Co	35,252	3,422	Republic Services Inc	58,155	2,233
WW Grainger Inc	14,017	3,460	Stericycle Inc (a)	19,530	2,461
		$10,741	Waste Management Inc	99,882	4,883
Diversified Financial Services - 2.58%					$9,577
Affiliated Managers Group Inc (a)	12,792	2,556
			Food - 1.56%
American Express Co	207,258	18,643	Campbell Soup Co	41,203	1,820
Ameriprise Financial Inc	43,108	5,439	ConAgra Foods Inc	97,291	3,342
BlackRock Inc	29,050	9,909	General Mills Inc	141,045	7,329
Charles Schwab Corp/The	264,114	7,572	Hershey Co/The	34,359	3,295
CME Group Inc/IL	72,735	6,096	Hormel Foods Corp	30,940	1,668
Discover Financial Services	106,365	6,784	JM Smucker Co/The	23,446	2,438
E*Trade Financial Corp (a)	66,484	1,483
			Kellogg Co	58,878	3,766
Franklin Resources Inc	90,713	5,045	Kraft Foods Group Inc	136,776	7,707
Intercontinental Exchange Inc	26,123	5,441	Kroger Co/The	112,586	6,272
Invesco Ltd	99,635	4,032	McCormick & Co Inc/MD	29,892	2,114
Legg Mason Inc	23,469	1,220	Mondelez International Inc	388,217	13,689
NASDAQ OMX Group Inc/The	27,199	1,177	Safeway Inc	53,055	1,850
Navient Corp	96,586	1,910	Sysco Corp	135,117	5,207
T Rowe Price Group Inc	60,575	4,973	Tyson Foods Inc	67,447	2,721
Visa Inc	113,360	27,368	Whole Foods Market Inc	83,186	3,272
		$109,648			$66,490

Electric - 2.77%			Forest Products & Paper - 0.16%
AES Corp/VA	153,226	2,156	International Paper Co	98,332	4,977
Ameren Corp	55,873	2,366	MeadWestvaco Corp	38,797	1,714
American Electric Power Co Inc	112,528	6,565			$6,691
CMS Energy Corp	63,319	2,069
Consolidated Edison Inc	67,444	4,273	Gas - 0.30%
Dominion Resources Inc/VA	134,174	9,567	AGL Resources Inc	27,513	1,483
DTE Energy Co	40,757	3,349	CenterPoint Energy Inc	98,971	2,430
Duke Energy Corp	162,867	13,380	NiSource Inc	72,610	3,054
Edison International	75,026	4,695	Sempra Energy	53,226	5,855
Entergy Corp	41,359	3,475			$12,822
Exelon Corp	197,851	7,239
FirstEnergy Corp	96,795	3,614	Hand & Machine Tools - 0.12%
Integrys Energy Group Inc	18,413	1,338	Snap-on Inc	13,382	1,768
NextEra Energy Inc	100,482	10,070	Stanley Black & Decker Inc	35,986	3,370
Northeast Utilities	72,763	3,591			$5,138
NRG Energy Inc	77,766	2,331	Healthcare - Products - 1.82%
Pepco Holdings Inc	57,805	1,580	Baxter International Inc	124,733	8,749
PG&E Corp	108,554	5,462	Becton Dickinson and Co	44,175	5,685
Pinnacle West Capital Corp	25,424	1,563	Boston Scientific Corp (a)	305,277	4,054
PPL Corp	152,990	5,353	CareFusion Corp (a)	46,714	2,680
Public Service Enterprise Group Inc	116,502	4,813	Covidien PLC	104,028	9,616
SCANA Corp	32,711	1,796	CR Bard Inc	17,187	2,818
Southern Co/The	206,256	9,562	DENTSPLY International Inc	32,648	1,658
TECO Energy Inc	53,722	1,053	Edwards Lifesciences Corp (a)	24,417	2,952
Wisconsin Energy Corp	51,931	2,579	Hospira Inc	38,855	2,087
Xcel Energy Inc	116,374	3,895	Intuitive Surgical Inc (a)	8,279	4,105
		$117,734	Medtronic Inc	225,558	15,374
Electrical Components & Equipment - 0.31%			Patterson Cos Inc	19,927	859
AMETEK Inc	56,598	2,952	St Jude Medical Inc	65,558	4,207
Emerson Electric Co	160,712	10,295	Stryker Corp	68,871	6,028
			Varian Medical Systems Inc (a)	23,765	1,999
		$13,247

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Iron & Steel - 0.11%
Zimmer Holdings Inc	38,897	$4,327	Allegheny Technologies Inc	25,036	$823
		$77,198	Nucor Corp	73,421	3,969

Healthcare - Services - 1.36%					$4,792
Aetna Inc	81,655	6,737	Leisure Products & Services - 0.18%
Cigna Corp	60,750	6,049	Carnival Corp	103,714	4,164
DaVita HealthCare Partners Inc (a)	39,563	3,089	Harley-Davidson Inc	50,076	3,290
Humana Inc	35,521	4,932			$7,454
Laboratory Corp of America Holdings (a)	19,550	2,137
Quest Diagnostics Inc	33,255	2,110	Lodging - 0.30%
Tenet Healthcare Corp (a)	22,548	1,264	Marriott International Inc/DE	50,183	3,801
UnitedHealth Group Inc	223,740	21,257	Starwood Hotels & Resorts Worldwide Inc	43,873	3,363
Universal Health Services Inc	21,007	2,179	Wyndham Worldwide Corp	28,822	2,239
WellPoint Inc	63,152	8,001	Wynn Resorts Ltd	18,670	3,548
		$57,755			$12,951

Holding Companies - Diversified - 0.04%			Machinery - Construction & Mining - 0.37%
Leucadia National Corp	72,982	1,736	Caterpillar Inc	144,577	14,661
			Joy Global Inc	22,607	1,190
					$15,851
Home Builders - 0.12%
DR Horton Inc	76,375	1,741	Machinery - Diversified - 0.56%
Lennar Corp	40,956	1,764	Cummins Inc	39,386	5,757
Pulte Group Inc	77,914	1,495	Deere & Co	82,535	7,060
		$5,000	Flowserve Corp	31,502	2,142
			Rockwell Automation Inc	31,748	3,567
Home Furnishings - 0.14%			Roper Industries Inc	23,035	3,646
Harman International Industries Inc	15,683	1,683	Xylem Inc/NY	42,067	1,530
Leggett & Platt Inc	31,607	1,245			$23,702
Whirlpool Corp	17,960	3,090
		$6,018	Media - 3.33%
			Cablevision Systems Corp	49,948	930
Housewares - 0.05%			CBS Corp	111,608	6,051
Newell Rubbermaid Inc	63,049	2,101	Comcast Corp - Class A	595,974	32,987
			DIRECTV (a)	115,649	10,037
			Discovery Communications Inc - A Shares (a)	34,071	1,204
Insurance - 4.02%			Discovery Communications Inc - C Shares (a)	62,925	2,202
ACE Ltd	77,303	8,449
Aflac Inc	104,325	6,231	Gannett Co Inc	51,961	1,637
			News Corp (a)	114,670	1,775
Allstate Corp/The	99,801	6,472
American International Group Inc	328,575	17,602	Nielsen NV	70,058	2,977
Aon PLC	66,884	5,752	Scripps Networks Interactive Inc	23,877	1,844
Assurant Inc	16,437	1,121	Time Warner Cable Inc	64,157	9,445
Berkshire Hathaway Inc - Class B (a)	419,796	58,839	Time Warner Inc	196,847	15,644
Chubb Corp/The	55,377	5,502	Twenty-First Century Fox Inc - A Shares	433,710	14,954
Cincinnati Financial Corp	33,916	1,712	Viacom Inc	87,672	6,372
Genworth Financial Inc (a)	114,354	1,600	Walt Disney Co/The	363,654	33,231
Hartford Financial Services Group Inc/The	103,116	4,081			$141,290
Lincoln National Corp	60,119	3,292	Metal Fabrication & Hardware - 0.17%
Loews Corp	70,208	3,061	Precision Castparts Corp	33,038	7,292
Marsh & McLennan Cos Inc	125,342	6,815
MetLife Inc	258,996	14,048
Progressive Corp/The	123,943	3,273	Mining - 0.32%
Prudential Financial Inc	105,926	9,379	Alcoa Inc	270,877	4,540
Torchmark Corp	30,071	1,593	Freeport-McMoRan Inc	239,266	6,819
Travelers Cos Inc/The	78,073	7,870	Newmont Mining Corp	114,851	2,155
Unum Group	58,674	1,963			$13,514
XL Group PLC	61,138	2,071	Miscellaneous Manufacturing - 3.02%
		$170,726	3M Co	149,211	22,944
Internet - 4.51%			Danaher Corp	140,374	11,286
Amazon.com Inc (a)	87,244	26,649	Dover Corp	38,352	3,047
eBay Inc (a)	260,096	13,655	Eaton Corp PLC	109,588	7,495
Expedia Inc	22,845	1,941	General Electric Co	2,310,552	59,635
F5 Networks Inc (a)	17,060	2,098	Illinois Tool Works Inc	84,002	7,648
Facebook Inc (a)	479,354	35,947	Ingersoll-Rand PLC	61,600	3,858
Google Inc - A Shares (a)	65,420	37,150	Pall Corp	24,594	2,248
Google Inc - C Shares (a)	65,415	36,572	Parker-Hannifin Corp	34,264	4,353
Netflix Inc (a)	13,837	5,435	Pentair PLC	44,342	2,973
Priceline Group Inc/The (a)	12,074	14,564	Textron Inc	64,293	2,670
Symantec Corp	158,997	3,946			$128,157
TripAdvisor Inc (a)	25,646	2,274
VeriSign Inc (a)	25,910	1,548	Office & Business Equipment - 0.10%
Yahoo! Inc (a)	213,000	9,809	Pitney Bowes Inc	46,702	1,155
			Xerox Corp	249,609	3,315
		$191,588			$4,470

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 6.96%			Pipelines (continued)
Anadarko Petroleum Corp	116,510	$10,693	Williams Cos Inc/The	154,878	$8,597
Apache Corp	88,074	6,799			$23,328
Cabot Oil & Gas Corp	96,092	2,988
Chesapeake Energy Corp	119,583	2,652	Publicly Traded Investment Fund - 0.38%
Chevron Corp	437,276	52,451	iShares Core S&P 500 ETF	79,601	16,158
Cimarex Energy Co	20,039	2,278
ConocoPhillips	283,138	20,428	Real Estate - 0.05%
Denbury Resources Inc	81,123	1,006	CBRE Group Inc (a)	64,242	2,056
Devon Energy Corp	88,553	5,313
Diamond Offshore Drilling Inc	15,475	584
Ensco PLC	53,818	2,184	REITS - 2.27%
EOG Resources Inc	126,065	11,983	American Tower Corp	91,222	8,894
EQT Corp	34,887	3,281	Apartment Investment & Management Co	33,643	1,204
Exxon Mobil Corp	982,050	94,974	AvalonBay Communities Inc	30,209	4,708
Helmerich & Payne Inc	24,922	2,164	Boston Properties Inc	35,255	4,469
Hess Corp	60,232	5,108	Crown Castle International Corp	76,879	6,006
Marathon Oil Corp	155,316	5,498	Equity Residential	83,300	5,794
Marathon Petroleum Corp	65,243	5,931	Essex Property Trust Inc	14,619	2,950
Murphy Oil Corp	38,437	2,052	General Growth Properties Inc	144,501	3,744
Nabors Industries Ltd	66,634	1,189	HCP Inc	105,655	4,646
Newfield Exploration Co (a)	31,468	1,026	Health Care REIT Inc	74,619	5,306
Noble Corp PLC	58,550	1,225	Host Hotels & Resorts Inc	174,304	4,063
Noble Energy Inc	82,955	4,781	Iron Mountain Inc	39,578	1,428
Occidental Petroleum Corp	179,528	15,965	Kimco Realty Corp	94,647	2,361
Phillips 66	128,698	10,103	Macerich Co/The	32,398	2,284
Pioneer Natural Resources Co	32,952	6,230	Plum Creek Timber Co Inc	40,787	1,673
QEP Resources Inc	38,153	957	Prologis Inc	115,135	4,795
Range Resources Corp	38,847	2,657	Public Storage	33,394	6,156
Southwestern Energy Co (a)	81,322	2,644	Simon Property Group Inc	71,561	12,824
Tesoro Corp	29,530	2,109	Ventas Inc	67,778	4,643
Transocean Ltd	78,398	2,339	Vornado Realty Trust	40,189	4,400
Valero Energy Corp	121,576	6,090	Weyerhaeuser Co	121,655	4,119
		$295,682			$96,467

Oil & Gas Services - 1.38%			Retail - 5.84%
			AutoNation Inc (a)	18,016	1,032
Baker Hughes Inc	100,179	5,305	AutoZone Inc (a)	7,507	4,155
Cameron International Corp (a)	46,723	2,782
			Bed Bath & Beyond Inc (a)	42,624	2,870
FMC Technologies Inc (a)	54,082	3,031
Halliburton Co	195,855	10,799	Best Buy Co Inc	66,821	2,281
			CarMax Inc (a)	50,484	2,823
National Oilwell Varco Inc	99,073	7,197	Chipotle Mexican Grill Inc (a)	7,142	4,557
Schlumberger Ltd	298,536	29,454
		$58,568	Coach Inc	63,241	2,174
			Costco Wholesale Corp	100,928	13,461
Packaging & Containers - 0.13%			CVS Health Corp	266,687	22,884
Ball Corp	31,879	2,054	Darden Restaurants Inc	30,469	1,578
Bemis Co Inc	23,000	885	Dollar General Corp (a)	69,865	4,378
Owens-Illinois Inc (a)	37,959	978	Dollar Tree Inc (a)	47,350	2,868
Sealed Air Corp	48,823	1,770	Family Dollar Stores Inc	22,042	1,726
		$5,687	GameStop Corp	25,944	1,109
			Gap Inc/The	63,087	2,390
Pharmaceuticals - 7.31%			Home Depot Inc/The	309,932	30,225
Abbott Laboratories	346,264	15,094	Kohl's Corp	47,130	2,555
AbbVie Inc	366,528	23,260	L Brands Inc	56,550	4,078
Actavis PLC (a)	60,853	14,772
			Lowe's Cos Inc	227,306	13,002
Allergan Inc/United States	68,434	13,007	Macy's Inc	81,316	4,702
AmerisourceBergen Corp	49,086	4,192	McDonald's Corp	226,113	21,194
Bristol-Myers Squibb Co	381,773	22,215	Nordstrom Inc	32,822	2,383
Cardinal Health Inc	77,523	6,084	O'Reilly Automotive Inc (a)	23,895	4,203
Eli Lilly & Co	226,413	15,018	PetSmart Inc	22,874	1,655
Express Scripts Holding Co (a)	171,658	13,187
			PVH Corp	18,973	2,170
Johnson & Johnson	649,440	69,997	Ross Stores Inc	48,319	3,900
Mallinckrodt PLC (a)	26,083	2,404
			Staples Inc	148,343	1,881
McKesson Corp	53,331	10,848	Starbucks Corp	172,982	13,070
Mead Johnson Nutrition Co	46,554	4,623	Target Corp	145,929	9,021
Merck & Co Inc	664,257	38,487	Tiffany & Co	25,903	2,490
Mylan Inc/PA (a)	86,133	4,612
			TJX Cos Inc/The	159,567	10,104
Perrigo Co PLC	30,815	4,975	Tractor Supply Co	31,704	2,321
Pfizer Inc (b)	1,460,139	43,731
			Urban Outfitters Inc (a)	23,510	714
Zoetis Inc	115,412	4,289	Walgreen Co	202,650	13,014
		$310,795	Wal-Mart Stores Inc	363,611	27,733
Pipelines - 0.55%			Yum! Brands Inc	101,240	7,272
Kinder Morgan Inc/DE	151,488	5,863			$247,973
ONEOK Inc	47,898	2,823
Spectra Energy Corp	154,490	6,045

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES - 2.54%	Shares Held	Value	(000	's)

Savings & Loans - 0.05%			Publicly Traded Investment Fund - 2.54%
Hudson City Bancorp Inc	110,803	$1,069	Morgan Stanley Institutional Liquidity Funds -	107,768,986		$107,769
People's United Financial Inc	71,455	1,045	Government Portfolio
		$2,114
			TOTAL INVESTMENT COMPANIES			$107,769
Semiconductors - 3.02%			Total Investments			$4,249,363
Altera Corp	71,150	2,445
Analog Devices Inc	72,355	3,590	Liabilities in Excess of Other Assets, Net - (0.01)%			$(339)
Applied Materials Inc	280,565	6,198	TOTAL NET ASSETS - 100.00%			$4,249,024
Avago Technologies Ltd	57,964	4,999
Broadcom Corp	123,844	5,187
First Solar Inc (a)	17,304	1,019	(a) Non-Income Producing Security
			(b)			Security or a portion of the security was pledged to cover margin
Intel Corp	1,140,089	38,774	requirements for futures contracts. At the end of the period, the value of
KLA-Tencor Corp	38,080	3,014	these securities totaled $10,689 or 0.25% of net assets.
Lam Research Corp	37,322	2,906
Linear Technology Corp	54,923	2,353
Microchip Technology Inc	46,147	1,989
Micron Technology Inc (a)	246,583	8,160	Portfolio Summary (unaudited)
NVIDIA Corp	118,550	2,317	Sector			Percent
Qualcomm Inc	385,946	30,301	Consumer, Non-cyclical			22.28%
Texas Instruments Inc	245,831	12,208	Financial			16.25%
Xilinx Inc	61,825	2,750	Technology			13.05%
		$128,210	Communications			11.36%
Software - 4.06%			Industrial			10.10%
Adobe Systems Inc (a)	108,806	7,630	Consumer, Cyclical			9.05%
Akamai Technologies Inc (a)	41,026	2,474	Energy			8.94%
Autodesk Inc (a)	52,327	3,011	Utilities			3.07%
CA Inc	73,790	2,144	Basic Materials			2.95%
Cerner Corp (a)	69,897	4,427	Exchange Traded Funds			2.92%
Citrix Systems Inc (a)	37,873	2,433	Diversified			0.04%
Dun & Bradstreet Corp/The	8,375	1,029	Liabilities in Excess of Other Assets, Net			(0.01)%
Electronic Arts Inc (a)	71,987	2,949	TOTAL NET ASSETS			100.00%
Fidelity National Information Services Inc	65,724	3,838
Fiserv Inc (a)	57,389	3,987
Intuit Inc	65,372	5,753
Microsoft Corp	1,897,427	89,084
Oracle Corp	748,869	29,243
Paychex Inc	75,251	3,532
Red Hat Inc (a)	43,544	2,566
Salesforce.com Inc (a)	132,562	8,483
		$172,583

Telecommunications - 3.29%
AT&T Inc	1,194,204	41,606
CenturyLink Inc	131,294	5,446
Cisco Systems Inc	1,174,217	28,733
Corning Inc	297,291	6,074
Frontier Communications Corp	230,759	1,509
Harris Corp	24,126	1,679
Juniper Networks Inc	92,468	1,948
Motorola Solutions Inc	50,839	3,279
Verizon Communications Inc	954,541	47,966
Windstream Holdings Inc	138,780	1,455
		$139,695

Textiles - 0.05%
Mohawk Industries Inc (a)	14,256	2,025

Toys, Games & Hobbies - 0.09%
Hasbro Inc	26,420	1,520
Mattel Inc	77,798	2,417
		$3,937

Transportation - 1.78%
CH Robinson Worldwide Inc	33,887	2,345
CSX Corp	230,176	8,201
Expeditors International of Washington Inc	44,928	1,917
FedEx Corp	61,125	10,232
Kansas City Southern	25,408	3,120
Norfolk Southern Corp	71,273	7,886
Ryder System Inc	12,220	1,081
Union Pacific Corp	206,655	24,065
United Parcel Service Inc	161,974	16,993
		$75,840
TOTAL COMMON STOCKS		$4,141,594

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	1,027	$100,762		$103,285	$2,523
Total						$2,523
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
October 31, 2014

COMMON STOCKS - 97.99%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 4.71%			Insurance - 4.36%
General Dynamics Corp	239,695	$33,500	American International Group Inc	1,518,613	$81,352
Raytheon Co	653,178	67,852	PartnerRe Ltd	423,430	48,987
United Technologies Corp	701,816	75,094	Prudential Financial Inc	372,208	32,955
		$176,446			$163,294

Agriculture - 2.82%			Iron & Steel - 0.78%
Archer-Daniels-Midland Co	1,159,488	54,496	United States Steel Corp	726,694	29,097
Philip Morris International Inc	576,675	51,330
		$105,826	Media - 2.74%
Airlines - 2.54%			Comcast Corp - Class A	1,269,887	70,288
Delta Air Lines Inc	823,928	33,147	Time Warner Inc	409,113	32,512
Southwest Airlines Co	1,804,192	62,208			$102,800
		$95,355	Miscellaneous Manufacturing - 3.13%
Automobile Parts & Equipment - 0.96%			Danaher Corp	646,017	51,940
Lear Corp	389,622	36,040	General Electric Co	622,635	16,070
			Ingersoll-Rand PLC	785,735	49,203
					$117,213
Banks - 15.95%
Bank of America Corp	5,862,865	100,607	Office & Business Equipment - 0.61%
Capital One Financial Corp	111,310	9,213	Xerox Corp	1,714,846	22,774
Goldman Sachs Group Inc/The	518,064	98,427
Huntington Bancshares Inc/OH	3,724,154	36,906	Oil & Gas - 9.61%
JP Morgan Chase & Co	879,859	53,214	Antero Resources Corp (a)	328,143	17,208
KeyCorp	5,412,222	71,441	Chevron Corp	448,037	53,742
PNC Financial Services Group Inc/The	549,653	47,485	Cimarex Energy Co	221,527	25,181
Wells Fargo & Co	3,406,733	180,863	ConocoPhillips	982,590	70,894
		$598,156	EOG Resources Inc	273,353	25,982
Chemicals - 1.83%			EQT Corp	237,701	22,353
LyondellBasell Industries NV	749,859	68,710	Exxon Mobil Corp	1,083,794	104,814
			Valero Energy Corp	798,039	39,974
					$360,148
Commercial Services - 0.80%
Quanta Services Inc (a)	881,291	30,034	Pharmaceuticals - 10.06%
			AbbVie Inc	870,861	55,265
			Bristol-Myers Squibb Co	345,314	20,094
Computers - 4.39%			Cardinal Health Inc	1,131,598	88,808
Apple Inc	266,256	28,756	Johnson & Johnson	876,405	94,459
Hewlett-Packard Co	991,499	35,575	Pfizer Inc	3,963,262	118,699
Lexmark International Inc	343,495	14,825			$377,325
Western Digital Corp	868,889	85,473
		$164,629	REITS - 3.54%
			Duke Realty Corp	1,777,381	33,699
Cosmetics & Personal Care - 0.15%			Extra Space Storage Inc	590,292	34,331
Procter & Gamble Co/The	64,334	5,614	General Growth Properties Inc	1,756,151	45,502
			Host Hotels & Resorts Inc	173,789	4,051
Diversified Financial Services - 3.87%			UDR Inc	503,062	15,208
BlackRock Inc	180,887	61,703			$132,791
Discover Financial Services	1,304,768	83,218	Retail - 2.49%
		$144,921	Foot Locker Inc	824,475	46,179
Electric - 6.84%			Macy's Inc	626,916	36,248
Entergy Corp	981,298	82,448	Wal-Mart Stores Inc	144,204	10,999
Exelon Corp	1,858,675	68,009			$93,426
PPL Corp	1,396,027	48,847	Semiconductors - 3.58%
Public Service Enterprise Group Inc	1,385,448	57,233	Broadcom Corp	1,032,425	43,238
		$256,537	Intel Corp	2,680,020	91,147
Engineering & Construction - 0.44%					$134,385
AECOM Technology Corp (a)	503,021	16,373
			Software - 3.06%
			Electronic Arts Inc (a)	788,800	32,317
Food - 3.28%			Microsoft Corp	1,755,242	82,409
Kroger Co/The	1,278,708	71,237			$114,726
Tyson Foods Inc (b)	1,278,005	51,567
		$122,804	Telecommunications - 0.72%
			AT&T Inc	590,169	20,561
Healthcare - Products - 1.79%			Cisco Systems Inc	255,232	6,246
Boston Scientific Corp (a)	2,540,038	33,732			$26,807
St Jude Medical Inc	521,417	33,459	TOTAL COMMON STOCKS		$3,673,823
		$67,191

Healthcare - Services - 2.94%
Aetna Inc	718,831	59,311
WellPoint Inc	403,270	51,090
		$110,401

See accompanying notes

Schedule of Investments
LargeCap Value Fund
October 31, 2014

INVESTMENT COMPANIES - 2.06%	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.06%
Goldman Sachs Financial Square Funds -	77,301,539	$77,302
Government Fund

TOTAL INVESTMENT COMPANIES		$77,302
Total Investments		$3,751,125
Liabilities in Excess of Other Assets, Net - (0.05)%		$(1,760)
TOTAL NET ASSETS - 100.00%		$3,749,365

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,649 or 0.15% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.72%
Consumer, Non-cyclical		21.84%
Technology		11.64%
Energy		9.61%
Industrial		8.28%
Utilities		6.84%
Consumer, Cyclical		5.99%
Communications		3.46%
Basic Materials		2.61%
Exchange Traded Funds		2.06%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	371	$36,859	$37,311	$452
Total					$452

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2014

COMMON STOCKS - 96.66%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 4.32%			Biotechnology - 0.01%
Alliant Techsystems Inc	2,444	$286	Bio-Rad Laboratories Inc (a)	1,641	$185
Boeing Co/The	164,600	20,560
Exelis Inc	15,241	272	Building Materials - 1.00%
General Dynamics Corp	209,039	29,215	CRH PLC ADR	1,281,500	28,718
L-3 Communications Holdings Inc	7,026	854	Vulcan Materials Co	10,516	649
Northrop Grumman Corp	12,000	1,656			$29,367
Raytheon Co	447,571	46,493
Triumph Group Inc	3,207	223	Chemicals - 0.31%
United Technologies Corp	251,906	26,954	Air Products & Chemicals Inc	11,268	1,517
		$126,513	Albemarle Corp	3,830	224
			Ashland Inc	6,007	649
Agriculture - 2.26%			Cabot Corp	4,844	225
Altria Group Inc	487,233	23,553	Celanese Corp	11,504	676
Archer-Daniels-Midland Co	36,062	1,695	CF Industries Holdings Inc	2,792	726
Bunge Ltd	8,889	788	Cytec Industries Inc	4,992	233
Philip Morris International Inc	449,483	40,008	Dow Chemical Co/The	55,209	2,727
		$66,044	Huntsman Corp	4,852	118
Airlines - 0.07%			Mosaic Co/The	17,940	795
Alaska Air Group Inc	828	44	Rayonier Advanced Materials Inc	2,938	84
Delta Air Lines Inc	45,043	1,812	Rockwood Holdings Inc	5,462	420
Southwest Airlines Co	6,144	212	Sigma-Aldrich Corp	5,180	704
		$2,068	Westlake Chemical Corp	434	31
					$9,129
Apparel - 0.01%
Ralph Lauren Corp	1,195	197	Commercial Services - 0.10%
			ADT Corp/The	13,997	502
			Apollo Education Group Inc (a)	7,401	212
Automobile Manufacturers - 0.90%			DeVry Education Group Inc	5,078	246
Ford Motor Co	1,674,153	23,589	Equifax Inc	4,448	337
General Motors Co	75,614	2,374	Graham Holdings Co	332	260
Oshkosh Corp	6,687	299	KAR Auction Services Inc	6,722	204
		$26,262	Manpowergroup Inc	5,862	391
			Quanta Services Inc (a)	13,296	453
Automobile Parts & Equipment - 1.84%
Delphi Automotive PLC	305,909	21,102	RR Donnelley & Sons Co	14,516	253
Johnson Controls Inc	669,785	31,647	Service Corp International/US	3,525	77
Lear Corp	1,307	121	Total System Services Inc	2,774	94
TRW Automotive Holdings Corp (a)	6,053	613			$3,029
Visteon Corp (a)	3,908	367
			Computers - 2.24%
		$53,850	Amdocs Ltd	681,943	32,420
Banks - 16.01%			Apple Inc	203,300	21,956
Associated Banc-Corp	12,731	239	Brocade Communications Systems Inc	33,743	362
Bank of America Corp	4,019,758	68,979	Computer Sciences Corp	11,418	690
Bank of Hawaii Corp	3,565	209	DST Systems Inc	466	45
Bank of New York Mellon Corp/The	54,394	2,106	EMC Corp/MA	96,883	2,784
BB&T Corp	40,032	1,516	Hewlett-Packard Co	101,962	3,658
BOK Financial Corp	2,137	147	Lexmark International Inc	4,792	207
			NCR Corp (a)	12,189	337
Capital One Financial Corp	863,224	71,449
CIT Group Inc	430,576	21,069	NetApp Inc	17,087	731
Citigroup Inc	736,419	39,421	SanDisk Corp	6,523	614
			Synopsys Inc (a)	11,662	478
City National Corp/CA	3,822	301	Teradata Corp (a)	2,637	112
East West Bancorp Inc	11,344	417
Fifth Third Bancorp	47,389	947	Western Digital Corp	11,075	1,089
Fulton Financial Corp	14,833	176			$65,483
Goldman Sachs Group Inc/The	24,410	4,638	Consumer Products - 0.03%
Huntington Bancshares Inc/OH	67,554	669	Avery Dennison Corp	5,169	242
JP Morgan Chase & Co	1,409,335	85,236	Kimberly-Clark Corp	4,792	548
KeyCorp	48,499	640			$790
M&T Bank Corp	6,800	831
Morgan Stanley	72,317	2,527	Cosmetics & Personal Care - 1.08%
Northern Trust Corp	12,949	859	Colgate-Palmolive Co	314,100	21,007
PNC Financial Services Group Inc/The	433,594	37,458	Procter & Gamble Co/The	121,616	10,613
Regions Financial Corp	79,812	793			$31,620
State Street Corp	445,658	33,629	Distribution & Wholesale - 0.67%
SunTrust Banks Inc	29,694	1,162	Genuine Parts Co	643	62
US Bancorp/MN	95,712	4,077	WESCO International Inc (a)	239,045	19,700
Wells Fargo & Co	1,684,616	89,437
		$468,932			$19,762
			Diversified Financial Services - 2.65%
Beverages - 0.75%
Constellation Brands Inc (a)	693	64	American Express Co	392,556	35,310
			Ameriprise Financial Inc	5,863	740
Molson Coors Brewing Co	10,921	812	BlackRock Inc	3,742	1,277
PepsiCo Inc	220,000	21,157	Charles Schwab Corp/The	44,258	1,269
		$22,033	CME Group Inc/IL	15,032	1,260

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Environmental Control - 0.07%
Discover Financial Services	25,530	$1,628	Republic Services Inc	21,354	$820
FNFV Group (a)	7,502	101	Waste Connections Inc	3,923	196
Intercontinental Exchange Inc	3,127	651	Waste Management Inc	20,204	988
Invesco Ltd	539,088	21,817			$2,004
NASDAQ OMX Group Inc/The	9,532	412
Navient Corp	623,965	12,342	Food - 1.90%
Raymond James Financial Inc	9,260	520	ConAgra Foods Inc	19,857	682
Santander Consumer USA Holdings Inc	6,650	123	General Mills Inc	310,700	16,144
		$77,450	Ingredion Inc	5,487	424
			JM Smucker Co/The	109,152	11,352
Electric - 3.40%			Kellogg Co	1,605	103
AES Corp/VA	58,310	820	McCormick & Co Inc/MD	306,200	21,654
Ameren Corp	19,252	815	Mondelez International Inc	98,990	3,490
American Electric Power Co Inc	28,976	1,691	Pilgrim's Pride Corp (a)	4,434	126
Calpine Corp (a)	28,771	657	Pinnacle Foods Inc	4,268	144
CMS Energy Corp	20,278	663	Sysco Corp	17,417	671
Consolidated Edison Inc	16,451	1,042	Tyson Foods Inc	20,339	821
Dominion Resources Inc/VA	25,750	1,836			$55,611
DTE Energy Co	9,349	768
Duke Energy Corp	33,477	2,750	Forest Products & Paper - 0.04%
Edison International	19,342	1,211	Domtar Corp	5,034	207
Entergy Corp	184,014	15,461	International Paper Co	19,624	993
Exelon Corp	50,980	1,865			$1,200
FirstEnergy Corp	19,606	732	Gas - 0.16%
Great Plains Energy Inc	11,693	315	AGL Resources Inc	8,992	485
Integrys Energy Group Inc	6,521	474	Atmos Energy Corp	7,976	423
NextEra Energy Inc	242,649	24,318	CenterPoint Energy Inc	34,549	848
Northeast Utilities	16,913	835	NiSource Inc	17,877	752
OGE Energy Corp	16,225	605	Sempra Energy	11,513	1,266
Pepco Holdings Inc	20,263	554	UGI Corp	12,985	489
PG&E Corp	26,110	1,314	Vectren Corp	6,265	282
Pinnacle West Capital Corp	8,363	514			$4,545
PPL Corp	37,505	1,312
Public Service Enterprise Group Inc	306,912	12,678	Hand & Machine Tools - 0.91%
SCANA Corp	11,248	617	Lincoln Electric Holdings Inc	4,278	310
Southern Co/The	42,489	1,970	Regal-Beloit Corp	3,417	243
TECO Energy Inc	18,753	368	Snap-on Inc	3,928	519
Westar Energy Inc	9,680	366	Stanley Black & Decker Inc	273,336	25,595
Wisconsin Energy Corp	442,351	21,967			$26,667
Xcel Energy Inc	30,050	1,006	Healthcare - Products - 2.58%
		$99,524	Becton Dickinson and Co	188,000	24,196
Electrical Components & Equipment - 0.94%			Boston Scientific Corp (a)	57,056	758
Emerson Electric Co	413,874	26,513	Covidien PLC	21,259	1,965
Energizer Holdings Inc	4,883	599	DENTSPLY International Inc	7,657	389
Hubbell Inc	4,050	459	Medtronic Inc	678,399	46,239
		$27,571	St Jude Medical Inc	8,175	525
			Stryker Corp	6,404	560
Electronics - 2.04%			Zimmer Holdings Inc	7,563	841
Agilent Technologies Inc	16,721	924			$75,473
Arrow Electronics Inc (a)	7,957	453
Avnet Inc	11,031	477	Healthcare - Services - 2.90%
Garmin Ltd	9,307	516	Aetna Inc	13,652	1,126
Gentex Corp/MI	4,628	152	Cigna Corp	243,008	24,197
Honeywell International Inc	568,081	54,604	HCA Holdings Inc (a)	17,304	1,212
Jabil Circuit Inc	15,381	322	Health Net Inc/CA (a)	6,388	304
Knowles Corp (a)	6,816	133	Humana Inc	9,189	1,276
PerkinElmer Inc	9,013	391	Laboratory Corp of America Holdings (a)	4,134	452
Tech Data Corp (a)	2,872	172	LifePoint Hospitals Inc (a)	3,525	247
Thermo Fisher Scientific Inc	11,272	1,325	Mednax Inc (a)	2,857	178
Tyco International Ltd	4,063	174	Quest Diagnostics Inc	11,609	737
Vishay Intertechnology Inc	9,976	135	UnitedHealth Group Inc	347,704	33,035
		$59,778	Universal Health Services Inc	5,431	563
			WellPoint Inc	170,678	21,623
Engineering & Construction - 0.04%					$84,950
AECOM Technology Corp (a)	9,305	303
Fluor Corp	4,958	329	Home Builders - 0.04%
Jacobs Engineering Group Inc (a)	9,932	471	Lennar Corp	13,485	581
		$1,103	Pulte Group Inc	30,565	586
					$1,167
Entertainment - 0.01%
Dolby Laboratories Inc	2,171	91	Home Furnishings - 0.03%
Regal Entertainment Group	4,872	108	Leggett & Platt Inc	5,664	223
		$199	Whirlpool Corp	3,857	664
					$887

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Housewares - 0.01%			Machinery - Construction & Mining - 0.12%
Newell Rubbermaid Inc	9,222	$307	Caterpillar Inc	28,586	$2,899
			Joy Global Inc	8,045	423

Insurance - 3.79%			Terex Corp	8,903	256
ACE Ltd	19,078	2,085			$3,578
Aflac Inc	26,134	1,561	Machinery - Diversified - 0.06%
Allied World Assurance Co Holdings AG	5,271	200	AGCO Corp	7,393	327
Allstate Corp/The	25,046	1,624	Deere & Co	13,526	1,157
American Financial Group Inc/OH	5,330	319	IDEX Corp	429	32
American International Group Inc	695,460	37,255	Xylem Inc/NY	4,118	150
American National Insurance Co	549	63			$1,666
Aon PLC	5,376	462
Arch Capital Group Ltd (a)	10,824	610	Media - 3.15%
			AMC Networks Inc (a)	359,000	21,773
Aspen Insurance Holdings Ltd	5,029	219
Assurant Inc	5,524	377	CBS Corp	3,914	212
Assured Guaranty Ltd	12,808	296	Comcast Corp - Class A	393,150	21,761
			DISH Network Corp (a)	4,596	293
Axis Capital Holdings Ltd	6,758	325
Berkshire Hathaway Inc - Class B (a)	99,906	14,003	Gannett Co Inc	17,405	548
Chubb Corp/The	14,199	1,411	John Wiley & Sons Inc	3,460	202
			News Corp (a)	40,147	622
CNA Financial Corp	2,008	78
Endurance Specialty Holdings Ltd	2,294	133	Nielsen NV	5,594	238
			Starz (a)	948	29
Everest Re Group Ltd	3,822	652
Genworth Financial Inc (a)	37,430	524	Thomson Reuters Corp	16,824	626
Hanover Insurance Group Inc/The	2,389	160	Time Warner Inc	326,275	25,929
Hartford Financial Services Group Inc/The	582,449	23,053	Twenty-First Century Fox Inc - A Shares	24,871	858
HCC Insurance Holdings Inc	8,088	422	Viacom Inc	242,700	17,639
Lincoln National Corp	14,351	786	Walt Disney Co/The	15,609	1,426
Loews Corp	13,247	578			$92,156
Marsh & McLennan Cos Inc	14,398	783	Metal Fabrication & Hardware - 0.02%
MetLife Inc	245,769	13,331	Timken Co/The	6,850	295
PartnerRe Ltd	4,110	476	TimkenSteel Corp	2,990	121
Progressive Corp/The	32,772	866	Valmont Industries Inc	2,029	276
Protective Life Corp	5,967	416			$692
Prudential Financial Inc	25,110	2,223
Reinsurance Group of America Inc	4,026	339	Mining - 0.10%
RenaissanceRe Holdings Ltd	3,353	346	Alcoa Inc	62,240	1,043
StanCorp Financial Group Inc	3,457	240	Freeport-McMoRan Inc	55,317	1,577
Torchmark Corp	10,542	558	Newmont Mining Corp	23,072	433
Travelers Cos Inc/The	19,235	1,939			$3,053
Unum Group	20,270	678
Voya Financial Inc	11,608	456	Miscellaneous Manufacturing - 0.69%
WR Berkley Corp	8,245	425	Carlisle Cos Inc	4,584	407
XL Group PLC	22,184	752	Crane Co	2,496	156
			Danaher Corp	27,013	2,172
		$111,024	Dover Corp	3,404	270
Internet - 1.14%			Eaton Corp PLC	22,723	1,554
eBay Inc (a)	365,700	19,199	General Electric Co	474,915	12,258
IAC/InterActiveCorp	157,900	10,688	Ingersoll-Rand PLC	11,792	738
Liberty Interactive Corp (a)	19,810	518	ITT Corp	5,630	254
Liberty Ventures (a)	2,816	99	Parker-Hannifin Corp	5,615	713
Symantec Corp	32,612	810	Pentair PLC	9,590	643
Yahoo! Inc (a)	47,650	2,194	SPX Corp	3,573	339
		$33,508	Textron Inc	16,221	674
			Trinity Industries Inc	2,927	104
Iron & Steel - 0.06%					$20,282
Cliffs Natural Resources Inc	12,288	138
Nucor Corp	15,086	816	Office & Business Equipment - 0.04%
Steel Dynamics Inc	17,728	408	Pitney Bowes Inc	8,679	215
United States Steel Corp	10,966	439	Xerox Corp	64,249	853
		$1,801			$1,068

Leisure Products & Services - 0.69%			Oil & Gas - 9.13%
Carnival Corp	477,304	19,164	Anadarko Petroleum Corp	22,285	2,045
Jarden Corp (a)	7,227	470	Apache Corp	22,927	1,770
Royal Caribbean Cruises Ltd	9,073	617	Atwood Oceanics Inc	3,941	160
		$20,251	BP PLC ADR	800,449	34,787
			Chesapeake Energy Corp	32,615	723
Lodging - 0.06%			Chevron Corp	281,448	33,759
Choice Hotels International Inc	2,107	113	Cimarex Energy Co	6,000	682
Hyatt Hotels Corp (a)	3,599	213
			ConocoPhillips	501,124	36,156
Marriott International Inc/DE	2,075	157	Devon Energy Corp	24,238	1,454
MGM Resorts International (a)	29,507	686
			EOG Resources Inc	211,100	20,065
Starwood Hotels & Resorts Worldwide Inc	8,501	652	EQT Corp	98,700	9,282
		$1,821	Exxon Mobil Corp	413,069	39,948
			Helmerich & Payne Inc	2,519	219

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Hess Corp	13,243	$1,123	Corporate Office Properties Trust	6,791	$186
HollyFrontier Corp	13,047	592	DDR Corp	23,662	429
Marathon Oil Corp	40,184	1,423	Digital Realty Trust Inc (b)	11,030	761
Marathon Petroleum Corp	5,034	458	Douglas Emmett Inc	11,699	329
Murphy Oil Corp	14,422	770	Duke Realty Corp	24,451	464
Murphy USA Inc (a)	3,623	208	Equity Commonwealth (a)	8,974	240
Nabors Industries Ltd	23,775	424	Equity LifeStyle Properties Inc	1,753	86
Newfield Exploration Co (a)	11,121	363	Equity Residential	18,776	1,306
Occidental Petroleum Corp	609,561	54,208	Essex Property Trust Inc	3,241	654
Patterson-UTI Energy Inc	5,704	131	Federal Realty Investment Trust	1,700	224
Phillips 66	175,310	13,762	General Growth Properties Inc	29,188	756
Rowan Cos PLC	10,038	244	HCP Inc	23,679	1,041
Seadrill Ltd	442,385	10,175	Health Care REIT Inc	11,630	827
Tesoro Corp	6,004	429	Healthcare Trust of America Inc	17,021	219
Unit Corp (a)	3,730	181	Home Properties Inc	4,317	278
Valero Energy Corp	22,614	1,133	Hospitality Properties Trust	11,381	337
Whiting Petroleum Corp (a)	8,737	535	Host Hotels & Resorts Inc	38,798	904
		$267,209	Kilroy Realty Corp	6,194	420
			Kimco Realty Corp	31,075	775
Oil & Gas Services - 0.13%			Liberty Property Trust	9,864	343
Baker Hughes Inc	23,755	1,258	Macerich Co/The	10,452	737
Cameron International Corp (a)	5,919	352
MRC Global Inc (a)	4,501	95	MFA Financial Inc	27,417	230
			Mid-America Apartment Communities Inc	5,678	401
National Oilwell Varco Inc	23,329	1,695	National Retail Properties Inc	8,991	343
Oil States International Inc (a)	3,684	220
			Omega Healthcare Investors Inc	6,837	261
Superior Energy Services Inc	11,781	296	Piedmont Office Realty Trust Inc	12,723	247
		$3,916	Post Properties Inc	4,144	232
Packaging & Containers - 0.05%			Prologis Inc	25,975	1,082
Bemis Co Inc	8,140	313	Public Storage	742	137
Owens-Illinois Inc (a)	5,139	133	Realty Income Corp	17,845	821
Rock-Tenn Co	11,586	593	Regency Centers Corp	7,453	452
Sonoco Products Co	7,693	314	Retail Properties of America Inc	19,027	298
		$1,353	Senior Housing Properties Trust	13,266	300
			Simon Property Group Inc	4,085	732
Pharmaceuticals - 9.28%			SL Green Realty Corp	5,187	600
Abbott Laboratories	563,845	24,578	Starwood Property Trust Inc	17,843	403
Bristol-Myers Squibb Co	50,616	2,945	Two Harbors Investment Corp	29,410	298
Cardinal Health Inc	17,136	1,345	UDR Inc	19,072	577
Eli Lilly & Co	55,383	3,674	Ventas Inc	12,174	834
Express Scripts Holding Co (a)	300,500	23,084	Vornado Realty Trust	7,854	860
Johnson & Johnson	652,845	70,364	Washington Prime Group Inc	12,538	221
Merck & Co Inc	629,345	36,464	Weingarten Realty Investors	9,249	335
Perrigo Co PLC	4,882	788	Weyerhaeuser Co	27,747	939
Pfizer Inc	1,587,620	47,549			$27,714
Quintiles Transnational Holdings Inc (a)	2,350	138
Sanofi ADR	656,079	30,337	Retail - 5.26%
Teva Pharmaceutical Industries Ltd ADR	532,670	30,080	Abercrombie & Fitch Co	4,889	164
VCA Inc (a)	7,101	324	Advance Auto Parts Inc	78,880	11,592
			Bed Bath & Beyond Inc (a)	9,502	640
		$271,670
			Best Buy Co Inc	15,208	519
Pipelines - 0.07%			Big Lots Inc	3,252	148
Kinder Morgan Inc/DE	22,422	868	CarMax Inc (a)	5,533	309
Spectra Energy Corp	31,363	1,227	Costco Wholesale Corp	2,051	274
		$2,095	CVS Health Corp	58,715	5,038
Real Estate - 0.03%			Dick's Sporting Goods Inc	6,446	292
Jones Lang LaSalle Inc	3,353	453	Dillard's Inc	669	71
			Dollar General Corp (a)	5,980	375
WP Carey Inc	8,019	543
		$996	DSW Inc	6,063	180
			Foot Locker Inc	10,074	564
REITS - 0.95%			GameStop Corp	9,018	386
Alexandria Real Estate Equities Inc	5,428	450	Home Depot Inc/The	223,300	21,776
American Campus Communities Inc	8,313	326	Kohl's Corp	10,848	588
American Realty Capital Properties Inc	42,991	381	L Brands Inc	8,565	618
Annaly Capital Management Inc	44,674	510	Macy's Inc	6,562	379
Apartment Investment & Management Co	5,158	185	MSC Industrial Direct Co Inc	233,800	18,931
AvalonBay Communities Inc	6,745	1,051	Signet Jewelers Ltd	2,037	244
BioMed Realty Trust Inc	14,155	307	Staples Inc	50,432	639
Boston Properties Inc	7,153	907	Target Corp	960,133	59,356
Brandywine Realty Trust	12,802	198	Walgreen Co	11,200	719
Camden Property Trust	6,460	495	Wal-Mart Stores Inc	392,888	29,966
CBL & Associates Properties Inc	13,059	250	World Fuel Services Corp	4,401	182
CBS Outdoor Americas Inc	9,036	275			$153,950
Chimera Investment Corp	78,179	244
Columbia Property Trust Inc	8,574	216

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES (continued)	Shares Held	Value	(000	's)

Savings & Loans - 0.03%			Publicly Traded Investment Fund (continued)
New York Community Bancorp Inc	34,967	$558	JP Morgan Prime Money Market Fund	1,603,126			$1,603
People's United Financial Inc	24,335	356					$91,764
		$914	TOTAL INVESTMENT COMPANIES				$91,764

Semiconductors - 3.84%			Total Investments				$2,922,004
Broadcom Corp	28,094	1,177	Other Assets in Excess of Liabilities, Net - 0.21%				$6,142
Intel Corp	1,187,915	40,401	TOTAL NET ASSETS - 100.00%				$2,928,146
Lam Research Corp	9,702	755
Marvell Technology Group Ltd	32,611	438
Micron Technology Inc (a)	10,628	352	(a) Non-Income Producing Security
NVIDIA Corp	38,018	743	(b) Security is Illiquid
ON Semiconductor Corp (a)	17,335	144
Qualcomm Inc	287,388	22,563
Skyworks Solutions Inc	376,310	21,916	Portfolio Summary (unaudited)
Teradyne Inc	13,671	251	Sector				Percent
Texas Instruments Inc	479,819	23,828	Financial				23.46%
		$112,568	Consumer, Non-cyclical				20.89%
Software - 3.05%			Industrial				11.76%
Activision Blizzard Inc	13,597	271	Consumer, Cyclical				9.63%
ANSYS Inc (a)	5,591	439	Energy				9.33%
Autodesk Inc (a)	3,865	222	Technology				9.17%
CA Inc	26,446	769	Communications				8.33%
Electronic Arts Inc (a)	5,331	218	Utilities				3.58%
Fidelity National Information Services Inc	13,745	803	Exchange Traded Funds				3.13%
Microsoft Corp	1,016,142	47,708	Basic Materials				0.51%
Oracle Corp	989,000	38,621	Other Assets in Excess of Liabilities, Net				0.21%
Paychex Inc	2,468	116	TOTAL NET ASSETS				100.00%
		$89,167

Telecommunications - 4.04%
ARRIS Group Inc (a)	740,150	22,219
AT&T Inc	720,078	25,088
CenturyLink Inc	28,175	1,169
Cisco Systems Inc	269,055	6,584
Corning Inc	52,781	1,078
EchoStar Corp (a)	2,643	124
Frontier Communications Corp	75,961	497
Harris Corp	6,875	478
Juniper Networks Inc	33,284	701
Motorola Solutions Inc	8,204	529
Verizon Communications Inc	1,188,916	59,743
		$118,210

Textiles - 0.02%
Mohawk Industries Inc (a)	4,956	704

Toys, Games & Hobbies - 0.02%
Hasbro Inc	1,302	75
Mattel Inc	17,399	541
		$616

Transportation - 1.49%
Con-way Inc	4,516	196
CSX Corp	56,280	2,005
FedEx Corp	104,613	17,512
Norfolk Southern Corp	13,672	1,513
Ryder System Inc	4,278	378
Union Pacific Corp	188,904	21,998
		$43,602

Trucking & Leasing - 0.01%
GATX Corp	3,704	235

Water - 0.02%
American Water Works Co Inc	13,514	721

TOTAL COMMON STOCKS		$2,830,240
INVESTMENT COMPANIES - 3.13%	Shares Held Value (000's)

Publicly Traded Investment Fund - 3.13%
BlackRock Liquidity Funds TempFund	48,875,542	48,876
Portfolio
Goldman Sachs Financial Square Funds -	41,284,653	41,285
Money Market Fund

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	986	$96,306		$99,162	$2,856
Total						$2,856
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
October 31, 2014

COMMON STOCKS - 99.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.61%			Insurance - 11.30%
Rockwell Collins Inc	682,733	$57,452	Alleghany Corp (a)	101,769	$45,214
TransDigm Group Inc	454,649	85,033	Aon PLC	1,964,120	168,914
		$142,485	Arch Capital Group Ltd (a)	769,108	43,316
			Brown & Brown Inc	3,337,543	106,334
Banks - 1.23%			Loews Corp	3,859,096	168,257
BankUnited Inc	395,262	11,818	Markel Corp (a)	368,573	254,643
M&T Bank Corp	792,279	96,801	Progressive Corp/The	2,879,535	76,049
		$108,619	White Mountains Insurance Group Ltd	119,973	74,974
Building Materials - 1.17%			Willis Group Holdings PLC	1,577,308	63,928
Martin Marietta Materials Inc	885,006	103,475			$1,001,629
			Internet - 4.31%
Chemicals - 5.03%			Liberty Interactive Corp (a)	5,845,885	152,811
Air Products & Chemicals Inc	1,422,088	191,498	Liberty Ventures (a)	2,671,582	93,773
Airgas Inc	980,632	109,380	VeriSign Inc (a)	2,272,019	135,776
Ashland Inc	948,874	102,545			$382,360
Ecolab Inc	383,137	42,616	Lodging - 1.46%
		$446,039	Wyndham Worldwide Corp	896,548	69,635
Commercial Services - 7.43%			Wynn Resorts Ltd	315,482	59,945
Ascent Capital Group Inc (a)	437,699	28,144			$129,580
KAR Auction Services Inc	3,234,508	98,200	Machinery - Diversified - 0.64%
Live Nation Entertainment Inc (a)	2,854,849	74,226
			Roper Industries Inc	356,882	56,495
Macquarie Infrastructure Co LLC	1,131,983	81,095
McGraw Hill Financial Inc	1,021,167	92,395
Moody's Corp	1,648,380	163,569	Media - 7.52%
Robert Half International Inc	770,281	42,196	Discovery Communications Inc - C Shares (a)	4,730,538	165,521
Verisk Analytics Inc (a)	1,262,371	78,709	FactSet Research Systems Inc	357,936	47,047
		$658,534	Liberty Global PLC - A Shares (a)	1,011,808	46,007
			Liberty Global PLC - C Shares (a)	3,280,945	145,904
Distribution & Wholesale - 1.87%			Liberty Media Corp - A shares (a)	1,761,760	84,600
Fastenal Co	1,553,845	68,431	Liberty Media Corp - C shares (a)	3,375,520	161,789
HD Supply Holdings Inc (a)	1,121,595	32,347	Tribune Media Co (a)	232,658	15,588
WW Grainger Inc	263,136	64,942			$666,456
		$165,720
			Miscellaneous Manufacturing - 1.48%
Diversified Financial Services - 2.49%			Colfax Corp (a)	1,921,839	104,509
Charles Schwab Corp/The	4,038,862	115,794	Donaldson Co Inc	641,169	26,660
FNF Group	3,134,325	93,528			$131,169
FNFV Group (a)	880,052	11,828
		$221,150	Oil & Gas - 3.62%
			Apache Corp	246,226	19,009
Electric - 1.58%			Cimarex Energy Co	724,096	82,308
Brookfield Infrastructure Partners LP	1,872,673	76,012	EOG Resources Inc	1,084,226	103,056
Brookfield Renewable Energy Partners LP/CA	675,681	21,372	Hess Corp	1,377,297	116,808
Calpine Corp (a)	1,875,731	42,804
					$321,181
		$140,188
			Pharmaceuticals - 3.68%
Electronics - 0.89%			Mead Johnson Nutrition Co	1,208,883	120,054
Sensata Technologies Holding NV (a)	1,620,343	79,089	Valeant Pharmaceuticals International Inc (a)	1,549,699	206,172
					$326,226

Engineering & Construction - 1.06%			Pipelines - 3.21%
SBA Communications Corp (a)	832,858	93,555
			Kinder Morgan Inc/DE	3,437,667	133,038
			Kinder Morgan Inc/DE - Warrants (a)	994,027	3,459
Forest Products & Paper - 0.33%			Williams Cos Inc/The	2,674,126	148,441
MeadWestvaco Corp	655,700	28,962			$284,938

			Private Equity - 0.62%
Gas - 0.36%			Onex Corp	982,919	55,338
National Fuel Gas Co	459,931	31,841

			Real Estate - 6.91%
Healthcare - Products - 3.19%			Brookfield Asset Management Inc	7,345,150	359,692
Becton Dickinson and Co	752,036	96,787	Brookfield Property Partners LP	1,255,081	28,553
CR Bard Inc	756,684	124,073	CBRE Group Inc (a)	2,701,096	86,435
DENTSPLY International Inc	1,225,659	62,227	Forest City Enterprises Inc (a)	3,807,598	79,541
		$283,087	Howard Hughes Corp/The (a)	394,118	58,085
					$612,306
Healthcare - Services - 1.37%
Laboratory Corp of America Holdings (a)	1,109,205	121,225	REITS - 1.97%
			Crown Castle International Corp	2,057,949	160,767
			General Growth Properties Inc	530,273	13,739
Holding Companies - Diversified - 1.62%					$174,506
Leucadia National Corp	4,550,148	108,203
Liberty TripAdvisor Holdings Inc (a)	1,109,529	35,039	Retail - 12.86%
		$143,242	AutoZone Inc (a)	251,021	138,945

See accompanying notes

				Schedule of Investments
				MidCap Fund
				October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)
Burger King Worldwide Inc	4,105,517			$134,168
CarMax Inc (a)	2,159,807			120,755
Copart Inc (a)	1,992,018			66,613
Dollar General Corp (a)	1,759,178			110,248
O'Reilly Automotive Inc (a)	1,627,509			286,246
Ross Stores Inc	981,380			79,217
TJX Cos Inc/The	3,221,920			204,012
				$1,140,204

Semiconductors - 1.21%
Microchip Technology Inc	2,485,174			107,136

Software - 4.46%
Adobe Systems Inc (a)	1,382,561			96,945
Fidelity National Information Services Inc	2,234,651			130,481
Intuit Inc	1,403,169			123,493
MSCI Inc	959,341			44,763
				$395,682

Telecommunications - 2.18%
EchoStar Corp (a)	1,263,245			59,031
Motorola Solutions Inc	2,084,416			134,445
				$193,476

Textiles - 1.14%
Mohawk Industries Inc (a)	713,917			101,405

TOTAL COMMON STOCKS				$8,847,298
INVESTMENT COMPANIES - 0.32%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.32%
Goldman Sachs Financial Square Funds -	28,289,276			28,289
Government Fund

TOTAL INVESTMENT COMPANIES				$28,289
Total Investments				$8,875,587
Liabilities in Excess of Other Assets, Net - (0.12)%				$(10,361)
TOTAL NET ASSETS - 100.00%				$8,865,226

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector				Percent
Financial				24.52%
Consumer, Cyclical				17.33%
Consumer, Non-cyclical				15.67%
Communications				14.01%
Industrial				6.85%
Energy				6.83%
Technology				5.67%
Basic Materials				5.36%
Utilities				1.94%
Diversified				1.62%
Exchange Traded Funds				0.32%
Liabilities in Excess of Other Assets, Net				(0.12)%
TOTAL NET ASSETS				100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
October 31, 2014

COMMON STOCKS - 97.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.89%			Internet (continued)
Alliance Data Systems Corp (a)	6,700	$1,898	Yelp Inc (a),(b)	29,990		$1,799
						$11,689

Airlines - 1.58%			Leisure Products & Services - 3.19%
Southwest Airlines Co	45,900	1,583	Polaris Industries Inc	11,895		1,795
			Royal Caribbean Cruises Ltd	20,525		1,395

Apparel - 4.15%						$3,190
Hanesbrands Inc	20,540	2,169	Lodging - 1.04%
Under Armour Inc (a)	30,237	1,983	Marriott International Inc/DE	13,700		1,038
		$4,152

Automobile Manufacturers - 0.59%			Machinery - Diversified - 2.28%
Tesla Motors Inc (a)	2,440	590	Middleby Corp/The (a)	25,776		2,281

Beverages - 4.54%			Office & Business Equipment - 1.89%
Constellation Brands Inc (a)	23,240	2,127	Pitney Bowes Inc	76,529		1,893
Keurig Green Mountain Inc	15,955	2,421
		$4,548	Oil & Gas - 1.80%
Biotechnology - 4.32%			Pioneer Natural Resources Co	9,545		1,805
BioMarin Pharmaceutical Inc (a)	8,300	685
Illumina Inc (a)	7,496	1,444
Medivation Inc (a)	20,771	2,195	Pharmaceuticals - 3.36%
			AmerisourceBergen Corp	28,215		2,410
		$4,324	Pharmacyclics Inc (a)	7,300		954
Building Materials - 2.07%						$3,364
Boise Cascade Co (a)	14,600	526
			Retail - 12.70%
Vulcan Materials Co	25,032	1,545	Advance Auto Parts Inc	6,800		999
		$2,071	Big Lots Inc	32,321		1,475
Commercial Services - 3.72%			Chipotle Mexican Grill Inc (a)	3,573		2,280
Cintas Corp	13,600	996	Foot Locker Inc	31,525		1,766
Robert Half International Inc	49,835	2,730	L Brands Inc	17,200		1,240
		$3,726	Signet Jewelers Ltd	20,730		2,488
			Tractor Supply Co	15,600		1,142
Computers - 1.72%			Ulta Salon Cosmetics & Fragrance Inc (a)	11,000		1,329
SanDisk Corp	18,246	1,718				$12,719

			Semiconductors - 4.33%
Electrical Components & Equipment - 0.51%			Avago Technologies Ltd	23,715		2,046
Mobileye NV (a)	9,781	509	NXP Semiconductor NV (a)	33,355		2,290
						$4,336

Engineering & Construction - 2.92%			Software - 10.69%
SBA Communications Corp (a)	26,001	2,921
			Activision Blizzard Inc	49,820		994
			Akamai Technologies Inc (a)	31,660		1,909
Environmental Control - 1.46%			Autodesk Inc (a)	34,450		1,982
Waste Management Inc	30,000	1,467	Electronic Arts Inc (a)	63,007		2,581
			ServiceNow Inc (a)	47,677		3,239
						$10,705
Food - 1.19%
Kroger Co/The	21,400	1,192	Telecommunications - 1.26%
			Level 3 Communications Inc (a)	26,900		1,262

Healthcare - Products - 4.09%
Edwards Lifesciences Corp (a)	18,700	2,261	Transportation - 3.23%
Intuitive Surgical Inc (a)	3,700	1,835	Canadian Pacific Railway Ltd	8,553		1,776
		$4,096	Kansas City Southern	11,900		1,461
						$3,237
Healthcare - Services - 1.21%			TOTAL COMMON STOCKS			$98,023
Universal Health Services Inc	11,735	1,217	INVESTMENT COMPANIES - 4.94%	Shares Held	Value	(000	's)

Home Furnishings - 2.78%			Publicly Traded Investment Fund - 4.94%
Harman International Industries Inc	25,939	2,784	Goldman Sachs Financial Square Funds -	1,769,351		1,769
			Government Fund (c)
			Goldman Sachs Financial Square Funds -	3,176,774		3,177
Housewares - 1.71%			Government Fund
Newell Rubbermaid Inc	51,250	1,708				$4,946
			TOTAL INVESTMENT COMPANIES			$4,946
Internet - 11.67%			Total Investments			$102,969
Expedia Inc	28,875	2,454	Liabilities in Excess of Other Assets, Net - (2.83)%				$(2,831)
F5 Networks Inc (a)	14,225	1,749	TOTAL NET ASSETS - 100.00%			$100,138
LinkedIn Corp (a)	10,234	2,343
Pandora Media Inc (a)	51,890	1,001
TripAdvisor Inc (a)	26,429	2,343	(a) Non-Income Producing Security
			(b)			Security or a portion of the security was on loan at the end of the period.

See accompanying notes

Schedule of Investments
MidCap Growth Fund
October 31, 2014

(c) Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	27.73%
Consumer, Non-cyclical	22.44%
Technology	18.62%
Communications	14.83%
Industrial	12.47%
Exchange Traded Funds	4.94%
Energy	1.80%
Liabilities in Excess of Other Assets, Net	(2.83)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2014

COMMON STOCKS - 96.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.21%			Building Materials (continued)
Alliance Data Systems Corp (a)	52,962	$15,007	Martin Marietta Materials Inc	7,308	$854
Interpublic Group of Cos Inc/The	44,929	871	Masco Corp	38,994	861
Omnicom Group Inc	27,773	1,996			$22,749
		$17,874	Chemicals - 2.66%
Aerospace & Defense - 0.85%			Airgas Inc	178,234	19,880
B/E Aerospace Inc (a)	11,293	841	Albemarle Corp	4,773	279
Rockwell Collins Inc	11,025	927	Celanese Corp	2,103	123
Spirit AeroSystems Holdings Inc (a)	17,586	692	Eastman Chemical Co	15,595	1,260
TransDigm Group Inc	53,426	9,992	FMC Corp	12,281	704
Triumph Group Inc	1,836	128	Huntsman Corp	22,194	542
		$12,580	International Flavors & Fragrances Inc	111,597	11,064
			NewMarket Corp	1,497	581
Agriculture - 0.14%			RPM International Inc	14,606	662
Lorillard Inc	33,115	2,037	Sherwin-Williams Co/The	7,942	1,823
			Sigma-Aldrich Corp	5,964	811
Airlines - 0.43%			Valspar Corp/The	7,707	633
Alaska Air Group Inc	13,502	719	Westlake Chemical Corp	5,410	382
Copa Holdings SA	4,107	480	WR Grace & Co (a)	6,049	572
Southwest Airlines Co	66,069	2,278			$39,316
Spirit Airlines Inc (a)	10,912	798
United Continental Holdings Inc (a)	39,881	2,106	Commercial Services - 7.46%
			Aramark	6,093	170
		$6,381	Avis Budget Group Inc (a)	9,722	542
Apparel - 1.07%			Booz Allen Hamilton Holding Corp	10,887	287
Deckers Outdoor Corp (a)	5,428	475	Cintas Corp	7,422	544
Hanesbrands Inc	10,186	1,076	CoStar Group Inc (a)	37,950	6,113
Michael Kors Holdings Ltd (a)	21,954	1,725	Equifax Inc	209,550	15,871
Ralph Lauren Corp	4,754	784	FleetCor Technologies Inc (a)	8,725	1,314
Under Armour Inc (a)	141,481	9,278	Gartner Inc (a)	272,712	22,011
VF Corp	36,210	2,451	Global Payments Inc	7,556	608
		$15,789	H&R Block Inc	29,469	952
			Hertz Global Holdings Inc (a)	40,892	896
Automobile Manufacturers - 0.28%			HMS Holdings Corp (a)	423,180	9,831
PACCAR Inc	29,969	1,958	KAR Auction Services Inc	8,429	256
Tesla Motors Inc (a)	8,680	2,098	Manpowergroup Inc	81,790	5,460
		$4,056	McGraw Hill Financial Inc	25,108	2,272
			Moody's Corp	17,437	1,730
Automobile Parts & Equipment - 1.75%			Quanta Services Inc (a)	6,575	224
Allison Transmission Holdings Inc	21,166	687
BorgWarner Inc	214,835	12,250	Robert Half International Inc	14,629	801
Goodyear Tire & Rubber Co/The	25,412	616	RR Donnelley & Sons Co	3,098	54
Lear Corp	6,907	639	SEI Investments Co	19,374	749
WABCO Holdings Inc (a)	120,151	11,700	Service Corp International/US	26,220	573
			Total System Services Inc	19,575	662
		$25,892	Towers Watson & Co	51,830	5,716
Banks - 1.33%			United Rentals Inc (a)	75,491	8,308
East West Bancorp Inc	337,612	12,411	Vantiv Inc (a)	456,898	14,128
Signature Bank/New York NY (a)	59,387	7,193	Verisk Analytics Inc (a)	146,014	9,104
SVB Financial Group (a)	687	77	Western Union Co/The	56,210	953
		$19,681			$110,129

Beverages - 1.80%			Computers - 1.72%
Brown-Forman Corp	14,193	1,315	3D Systems Corp (a)	10,040	380
Coca-Cola Enterprises Inc	27,981	1,213	Cadence Design Systems Inc (a)	26,709	479
Constellation Brands Inc (a)	16,635	1,523	Cognizant Technology Solutions Corp (a)	59,900	2,926
Dr Pepper Snapple Group Inc	21,988	1,523	Computer Sciences Corp	1,385	84
Keurig Green Mountain Inc	90,582	13,745	Diebold Inc	10,060	356
Monster Beverage Corp (a)	72,198	7,284	DST Systems Inc	3,883	374
		$26,603	Genpact Ltd (a)	426,408	7,483
			IHS Inc (a)	7,240	949
Biotechnology - 2.81%			Jack Henry & Associates Inc	8,897	532
BioMarin Pharmaceutical Inc (a)	159,387	13,149
			NetApp Inc	12,270	525
Cubist Pharmaceuticals Inc(a)	6,589	476	Riverbed Technology Inc (a)	24,407	464
Illumina Inc (a)	59,298	11,420
			SanDisk Corp	11,109	1,046
Incyte Corp(a)	13,209	886	Stratasys Ltd (a)	71,801	8,642
Medivation Inc (a)	112,374	11,878	Teradata Corp (a)	13,092	554
Myriad Genetics Inc (a)	11,193	442	VeriFone Systems Inc (a)	17,602	656
United Therapeutics Corp (a)	5,552	727
Vertex Pharmaceuticals Inc (a)	21,725	2,447			$25,450
		$41,425	Consumer Products - 1.51%
			Church & Dwight Co Inc	290,043	21,003
Building Materials - 1.54%			Clorox Co/The	9,832	978
Eagle Materials Inc	7,508	656	Spectrum Brands Holdings Inc	3,183	288
Fortune Brands Home & Security Inc	455,432	19,698			$22,269
Lennox International Inc	7,647	680

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Distribution & Wholesale - 3.08%			Food (continued)
Fastenal Co	442,577	$19,491	Flowers Foods Inc	26,763	$509
Fossil Group Inc (a)	4,971	505	Fresh Market Inc/The (a)	208,493	7,654
Genuine Parts Co	15,140	1,470	Hain Celestial Group Inc (a)	4,236	459
HD Supply Holdings Inc (a)	16,513	476	Hershey Co/The	13,794	1,323
LKQ Corp (a)	429,286	12,265	Hormel Foods Corp	14,786	797
Watsco Inc	95,609	9,716	Ingredion Inc	1,766	136
WW Grainger Inc	6,373	1,573	Kroger Co/The	57,319	3,193
		$45,496	McCormick & Co Inc/MD	185,304	13,105
			Sprouts Farmers Market Inc (a)	273,013	7,947
Diversified Financial Services - 4.80%			Tyson Foods Inc	2,566	104
Affiliated Managers Group Inc (a)	138,037	27,578
			WhiteWave Foods Co/The (a)	15,882	591
Ally Financial Inc (a)	22,101	502
			Whole Foods Market Inc	14,605	574
Ameriprise Financial Inc	7,434	938			$36,863
CBOE Holdings Inc	9,620	567
Eaton Vance Corp	18,048	665	Forest Products & Paper - 0.04%
Federated Investors Inc	10,362	324	International Paper Co	10,075	510
Greenhill & Co Inc	229,244	10,316
Intercontinental Exchange Inc	4,460	929
Invesco Ltd	146,926	5,946	Hand & Machine Tools - 0.34%
Lazard Ltd	13,551	667	Lincoln Electric Holdings Inc	4,300	312
			Regal-Beloit Corp	60,958	4,326
Legg Mason Inc	6,380	332	Snap-on Inc	1,015	134
LPL Financial Holdings Inc	214,754	8,888
Ocwen Financial Corp (a)	16,369	386	Stanley Black & Decker Inc	2,719	255
Portfolio Recovery Associates Inc (a)	134,370	8,499			$5,027
Santander Consumer USA Holdings Inc	934	17	Healthcare - Products - 3.44%
Synchrony Financial (a)	13,945	377	Align Technology Inc (a)	133,849	7,043
T Rowe Price Group Inc	29,390	2,413	Boston Scientific Corp (a)	19,698	262
TD Ameritrade Holding Corp	26,317	888	Bruker BioSciences Corp (a)	17,573	364
Waddell & Reed Financial Inc	13,458	642	Cooper Cos Inc/The	3,771	618
		$70,874	CR Bard Inc	8,826	1,447
			DENTSPLY International Inc	6,167	313
Electric - 0.05%			Edwards Lifesciences Corp (a)	12,208	1,476
Calpine Corp (a)	6,714	153
			Globus Medical Inc (a)	242,611	5,379
ITC Holdings Corp	13,685	542	Henry Schein Inc (a)	9,318	1,118
		$695	Hologic Inc (a)	12,204	320
Electrical Components & Equipment - 1.75%			IDEXX Laboratories Inc (a)	78,598	11,135
Acuity Brands Inc	102,357	14,272	Intuitive Surgical Inc (a)	3,071	1,523
AMETEK Inc	219,345	11,439	Patterson Cos Inc	1,199	52
Hubbell Inc	1,494	169	ResMed Inc	14,746	770
		$25,880	Sirona Dental Systems Inc (a)	102,106	8,020
			St Jude Medical Inc	21,182	1,359
Electronics - 1.11%			Techne Corp	92,923	8,461
Agilent Technologies Inc	7,526	416	Varian Medical Systems Inc (a)	12,032	1,012
Amphenol Corp	32,626	1,650	Zimmer Holdings Inc	1,457	162
Avnet Inc	4,404	191			$50,834
FLIR Systems Inc	15,269	512
Gentex Corp/MI	12,737	417	Healthcare - Services - 3.50%
Mettler-Toledo International Inc (a)	3,227	834	Acadia Healthcare Co Inc (a)	214,663	13,320
PerkinElmer Inc	3,354	146	Brookdale Senior Living Inc (a)	14,812	499
Trimble Navigation Ltd (a)	345,273	9,274	Centene Corp (a)	6,490	601
Tyco International Ltd	43,930	1,886	Cigna Corp	3,284	327
Waters Corp (a)	9,814	1,087	Covance Inc (a)	8,207	656
		$16,413	DaVita HealthCare Partners Inc (a)	9,669	755
			Envision Healthcare Holdings Inc (a)	245,412	8,577
Engineering & Construction - 1.06%			HCA Holdings Inc (a)	4,861	340
Chicago Bridge & Iron Co NV ADR	10,435	570	HealthSouth Corp	162,930	6,571
Fluor Corp	10,488	696	ICON PLC (a)	184,184	9,690
SBA Communications Corp (a)	128,076	14,387	Laboratory Corp of America Holdings (a)	5,265	575
		$15,653	Mednax Inc (a)	142,950	8,925
			Tenet Healthcare Corp (a)	8,984	504
Entertainment - 0.58%
Bally Technologies Inc (a)	5,889	473	Universal Health Services Inc	3,079	319
Cinemark Holdings Inc	17,959	634			$51,659
Lions Gate Entertainment Corp	12,526	415	Holding Companies - Diversified - 0.02%
Six Flags Entertainment Corp	175,619	7,078	Liberty TripAdvisor Holdings Inc (a)	11,060	349
		$8,600

Environmental Control - 2.24%			Home Builders - 0.04%
Clean Harbors Inc (a)	6,710	333	NVR Inc (a)	469	576
Stericycle Inc (a)	255,076	32,140
Waste Connections Inc	11,286	563
		$33,036	Home Furnishings - 0.09%
			Harman International Industries Inc	7,222	775
Food - 2.50%			Leggett & Platt Inc	10,738	423
Campbell Soup Co	10,657	471

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings (continued)			Mining - 0.03%
Whirlpool Corp	1,071	$184	Compass Minerals International Inc	5,154	$442
		$1,382

Housewares - 0.04%			Miscellaneous Manufacturing - 0.91%
Newell Rubbermaid Inc	17,402	580	AO Smith Corp	5,123	273
			Colfax Corp (a)	10,400	566
			Crane Co	2,788	174
Insurance - 0.22%			Donaldson Co Inc	12,044	501
American Financial Group Inc/OH	1,630	97	Dover Corp	13,136	1,043
Aon PLC	25,488	2,192	Ingersoll-Rand PLC	3,603	226
Arthur J Gallagher & Co	15,518	740	ITT Corp	3,263	147
Reinsurance Group of America Inc	3,010	254	Pall Corp	10,124	926
		$3,283	Parker-Hannifin Corp	8,517	1,082
Internet - 2.08%			Pentair PLC	2,093	140
CDW Corp/DE	13,620	420	Trinity Industries Inc	234,925	8,389
Equinix Inc	4,619	965			$13,467
Expedia Inc	11,112	944	Office & Business Equipment - 0.02%
F5 Networks Inc (a)	7,829	963
HomeAway Inc (a)	270,675	9,447	Pitney Bowes Inc	13,497	334
IAC/InterActiveCorp	4,600	311
Liberty Interactive Corp (a)	22,637	592	Oil & Gas - 3.76%
LinkedIn Corp (a)	9,528	2,181	Atwood Oceanics Inc	1,646	67
Netflix Inc (a)	5,475	2,150	Cabot Oil & Gas Corp	38,386	1,194
Pandora Media Inc (a)	411,405	7,932	Cheniere Energy Inc (a)	21,758	1,632
Splunk Inc (a)	10,798	713	Chesapeake Energy Corp	18,990	421
TripAdvisor Inc (a)	11,587	1,027	Cimarex Energy Co	1,650	187
Twitter Inc (a)	43,763	1,815	Concho Resources Inc (a)	108,180	11,795
VeriSign Inc (a)	13,079	782	Continental Resources Inc/OK (a)	9,184	518
Zillow Inc (a)	4,872	530	EQT Corp	12,645	1,189
		$30,772	Helmerich & Payne Inc	6,852	595
			HollyFrontier Corp	5,699	259
Leisure Products & Services - 1.67%			Kosmos Energy Ltd (a)	16,702	156
Harley-Davidson Inc	23,174	1,523	Laredo Petroleum Inc (a)	10,698	203
Jarden Corp (a)	6,189	403	Murphy USA Inc (a)	3,408	195
Polaris Industries Inc	150,715	22,736	Nabors Industries Ltd	4,616	82
		$24,662	Noble Energy Inc	27,934	1,610
			Oasis Petroleum Inc (a)	15,753	472
Lodging - 1.01%
Hilton Worldwide Holdings Inc (a)	21,209	535	Patterson-UTI Energy Inc	11,575	267
Marriott International Inc/DE	149,590	11,331	PBF Energy Inc	3,401	89
Starwood Hotels & Resorts Worldwide Inc	7,930	608	QEP Resources Inc	2,791	70
Wyndham Worldwide Corp	13,398	1,041	Range Resources Corp	89,165	6,099
Wynn Resorts Ltd	7,455	1,417	Seadrill Ltd	16,563	381
			Seventy Seven Energy Inc (a)	1,356	18
		$14,932
			SM Energy Co	83,877	4,722
Machinery - Diversified - 2.08%			Southwestern Energy Co (a)	363,795	11,826
Flowserve Corp	14,735	1,002	Tesoro Corp	8,717	622
Graco Inc	9,435	741	Ultra Petroleum Corp (a)	6,867	157
IDEX Corp	8,239	617	Whiting Petroleum Corp (a)	173,734	10,639
Manitowoc Co Inc/The	20,285	423			$55,465
Middleby Corp/The (a)	189,782	16,795
Nordson Corp	9,653	739	Oil & Gas Services - 1.72%
			Cameron International Corp (a)	14,107	840
Rockwell Automation Inc	66,770	7,502
Roper Industries Inc	4,170	660	Core Laboratories NV	29,342	4,094
			Dresser-Rand Group Inc (a)	7,037	575
Wabtec Corp/DE	10,005	863	Dril-Quip Inc (a)	6,357	572
Xylem Inc/NY	19,992	727
Zebra Technologies Corp (a)	7,915	584	FMC Technologies Inc (a)	123,615	6,928
		$30,653	Frank's International NV	701	12
			MRC Global Inc (a)	5,491	115
Media - 0.61%			Oceaneering International Inc	166,121	11,673
Cablevision Systems Corp	29,175	543	RPC Inc	7,807	128
Charter Communications Inc (a)	7,247	1,148	Targa Resources Corp	4,082	525
Discovery Communications Inc - A Shares (a)	21,166	748			$25,462
Discovery Communications Inc - C Shares (a)	24,577	860
DISH Network Corp (a)	16,579	1,055	Packaging & Containers - 0.28%
FactSet Research Systems Inc	12,366	1,625	Ball Corp	16,488	1,062
			Crown Holdings Inc (a)	16,390	786
Nielsen NV	22,398	952	Owens-Illinois Inc (a)	14,934	385
Scripps Networks Interactive Inc	11,355	877
Sirius XM Holdings Inc (a)	251,907	864	Packaging Corp of America	10,802	779
Starz (a)	12,971	401	Sealed Air Corp	19,861	720
		$9,073	Silgan Holdings Inc	6,886	338
					$4,070
Metal Fabrication & Hardware - 0.00%
Valmont Industries Inc	274	37	Pharmaceuticals - 6.16%
			Alkermes PLC (a)	11,380	575
			AmerisourceBergen Corp	26,134	2,232

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Retail (continued)
Cardinal Health Inc	4,319	$339	Penske Automotive Group Inc	2,966	$134
Catamaran Corp (a)	126,973	6,052	PetSmart Inc	10,542	763
Endo International PLC (a)	14,007	937	PVH Corp	95,391	10,907
Herbalife Ltd	11,420	599	Rite Aid Corp (a)	101,605	533
Jazz Pharmaceuticals PLC (a)	5,463	922	Ross Stores Inc	106,189	8,572
Mallinckrodt PLC (a)	122,977	11,336	Sally Beauty Holdings Inc (a)	18,944	555
Mead Johnson Nutrition Co	295,137	29,311	Signet Jewelers Ltd	5,844	701
Mylan Inc/PA (a)	42,054	2,252	Tiffany & Co	119,935	11,528
Perrigo Co PLC	77,606	12,530	Tractor Supply Co	178,603	13,078
Pharmacyclics Inc (a)	5,598	732	Ulta Salon Cosmetics & Fragrance Inc (a)	6,885	832
Quintiles Transnational Holdings Inc (a)	4,174	244	Urban Outfitters Inc (a)	307,479	9,335
Salix Pharmaceuticals Ltd (a)	77,999	11,220	Williams-Sonoma Inc	227,612	14,802
Zoetis Inc	314,548	11,689	World Fuel Services Corp	2,115	87
		$90,970			$170,639

Pipelines - 0.05%			Semiconductors - 2.92%
ONEOK Inc	11,542	680	Altera Corp	17,577	604
			Analog Devices Inc	14,810	735
			Applied Materials Inc	83,479	1,844
Real Estate - 0.08%			Atmel Corp (a)	65,993	490
CBRE Group Inc (a)	29,027	929
			Avago Technologies Ltd	23,051	1,988
Jones Lang LaSalle Inc	1,865	252	Integrated Device Technology Inc (a)	519,877	8,531
		$1,181	IPG Photonics Corp (a)	87,853	6,449
REITS - 0.75%			KLA-Tencor Corp	15,636	1,238
Apartment Investment & Management Co	12,870	461	Lam Research Corp	5,873	457
Boston Properties Inc	2,878	365	Linear Technology Corp	23,803	1,020
Columbia Property Trust Inc	2,938	74	Maxim Integrated Products Inc	26,834	787
Crown Castle International Corp	30,703	2,398	Microchip Technology Inc	20,662	891
Equity LifeStyle Properties Inc	9,305	457	NVIDIA Corp	14,345	280
Extra Space Storage Inc	11,766	684	ON Semiconductor Corp (a)	35,466	294
Federal Realty Investment Trust	4,558	601	Skyworks Solutions Inc	279,137	16,257
Health Care REIT Inc	18,802	1,337	Teradyne Inc	3,375	62
Iron Mountain Inc	16,246	586	Xilinx Inc	26,928	1,198
NorthStar Realty Finance Corp	6,939	129			$43,125
Omega Healthcare Investors Inc	6,482	247
Plum Creek Timber Co Inc	13,382	549	Shipbuilding - 0.05%
Tanger Factory Outlet Centers Inc	8,910	319	Huntington Ingalls Industries Inc	6,505	688
Taubman Centers Inc	9,334	710
Ventas Inc	15,241	1,044	Software - 5.68%
Vornado Realty Trust	6,610	724	Activision Blizzard Inc	34,401	686
Weyerhaeuser Co	9,630	326	Akamai Technologies Inc (a)	173,499	10,462
		$11,011	ANSYS Inc (a)	125,161	9,833
			athenahealth Inc (a)	5,675	695
Retail - 11.56%			Autodesk Inc (a)	18,303	1,053
Abercrombie & Fitch Co	1,630	54	Broadridge Financial Solutions Inc	12,455	547
Advance Auto Parts Inc	7,543	1,108	Cerner Corp (a)	123,090	7,796
AutoNation Inc (a)	11,403	653
			Citrix Systems Inc (a)	15,603	1,002
AutoZone Inc (a)	3,479	1,926
			Concur Technologies Inc (a)	4,397	564
Bed Bath & Beyond Inc (a)	9,153	616
			Dun & Bradstreet Corp/The	2,057	253
Best Buy Co Inc	13,556	463	Electronic Arts Inc (a)	25,958	1,064
Big Lots Inc	2,384	109	Envestnet Inc (a)	136,276	6,053
Brinker International Inc	10,221	548	Fidelity National Information Services Inc	4,611	269
Buffalo Wild Wings Inc (a)	64,446	9,620
			Fiserv Inc (a)	26,861	1,866
Burger King Worldwide Inc	15,966	522	Guidewire Software Inc (a)	198,630	9,920
CarMax Inc (a)	13,873	776
			Informatica Corp (a)	15,609	557
Chipotle Mexican Grill Inc (a)	3,340	2,131
			Intuit Inc	30,221	2,660
Coach Inc	29,238	1,005	Paychex Inc	31,251	1,467
Copart Inc (a)	17,513	586
			PTC Inc (a)	18,595	710
CST Brands Inc	9,672	370	Red Hat Inc (a)	227,533	13,406
Dick's Sporting Goods Inc	201,848	9,158	ServiceNow Inc (a)	13,158	894
Dillard's Inc	2,803	296	SolarWinds Inc (a)	9,807	466
Dollar General Corp (a)	199,307	12,491
			Tableau Software Inc (a)	6,010	496
Dollar Tree Inc (a)	147,315	8,923
			Ultimate Software Group Inc/The (a)	68,148	10,257
Domino's Pizza Inc	5,935	527	Workday Inc (a)	8,554	817
Dunkin' Brands Group Inc	9,714	442			$83,793
Family Dollar Stores Inc	8,299	650
Foot Locker Inc	2,738	153	Telecommunications - 1.46%
Gap Inc/The	28,864	1,094	ARRIS Group Inc (a)	19,720	592
Kohl's Corp	1,798	97	CommScope Holding Co Inc (a)	9,765	210
L Brands Inc	85,132	6,140	EchoStar Corp (a)	1,654	77
Macy's Inc	29,622	1,713	Fortinet Inc (a)	465,683	12,131
MSC Industrial Direct Co Inc	7,113	576	Harris Corp	2,943	205
Nordstrom Inc	15,064	1,094	Juniper Networks Inc	14,455	305
O'Reilly Automotive Inc (a)	198,833	34,971	Level 3 Communications Inc (a)	19,681	923

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)
NeuStar Inc (a)	203,660		$5,379
Palo Alto Networks Inc (a)	5,051		534
tw telecom inc (a)	12,599		539
Windstream Holdings Inc	66,075		692
			$21,587

Toys, Games & Hobbies - 0.04%
Hasbro Inc	9,004		518

Transportation - 1.91%
CH Robinson Worldwide Inc	13,689		947
Expeditors International of Washington Inc	18,210		777
JB Hunt Transport Services Inc	155,199		12,380
Kansas City Southern	7,780		955
Kirby Corp (a)	6,114		676
Landstar System Inc	7,190		532
Old Dominion Freight Line Inc (a)	164,284		11,972
			$28,239

Trucking & Leasing - 0.01%
AMERCO	642		174

TOTAL COMMON STOCKS			$1,421,915
INVESTMENT COMPANIES - 4.18%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.18%
BlackRock Liquidity Funds TempFund	38,870,294		38,870
Portfolio
Goldman Sachs Financial Square Funds -	22,021,651		22,022
Money Market Fund
JP Morgan Prime Money Market Fund	839,433		839
			$61,731
TOTAL INVESTMENT COMPANIES			$61,731
Total Investments			$1,483,646
Liabilities in Excess of Other Assets, Net - (0.48)%			$(7,084)
TOTAL NET ASSETS - 100.00%			$1,476,562

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			29.42%
Consumer, Cyclical			21.64%
Industrial			14.13%
Technology			10.24%
Financial			7.18%
Energy			5.53%
Communications			5.36%
Exchange Traded Funds			4.18%
Basic Materials			2.73%
Utilities			0.05%
Diversified			0.02%
Liabilities in Excess of Other Assets, Net			(0.48)%
TOTAL NET ASSETS			100.00%

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2014	Long		429	$57,370	$60,721	$3,351
Total						$3,351

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2014

COMMON STOCKS - 98.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.25%			Chemicals (continued)
Lamar Advertising Co	54,788	$2,830	RPM International Inc	91,394	$4,140
			Sensient Technologies Corp	33,008	1,953
			Valspar Corp/The	52,184	4,288
Aerospace & Defense - 1.37%					$32,299
Alliant Techsystems Inc	21,860	2,557
B/E Aerospace Inc (a)	72,085	5,367	Coal - 0.17%
Esterline Technologies Corp (a)	21,865	2,560	Peabody Energy Corp	185,831	1,938
Exelis Inc	128,918	2,301
Triumph Group Inc	35,202	2,451	Commercial Services - 4.90%
		$15,236	Aaron's Inc	44,055	1,091
Airlines - 0.61%			Apollo Education Group Inc (a)	66,840	1,916
Alaska Air Group Inc	92,333	4,915	CDK Global Inc (a)	109,736	3,687
JetBlue Airways Corp (a)	167,826	1,937	Civeo Corp	73,039	890
		$6,852	Corporate Executive Board Co	23,092	1,702
			Deluxe Corp	34,091	2,073
Apparel - 1.09%			DeVry Education Group Inc	39,247	1,900
Carter's Inc	36,379	2,842	FTI Consulting Inc (a)	27,966	1,129
Deckers Outdoor Corp (a)	23,705	2,073	Gartner Inc (a)	60,856	4,912
Hanesbrands Inc	68,202	7,203	Global Payments Inc	46,676	3,757
		$12,118	Graham Holdings Co	3,014	2,362
			HMS Holdings Corp (a)	60,054	1,395
Automobile Manufacturers - 0.23%			Live Nation Entertainment Inc (a)	98,828	2,570
Oshkosh Corp	58,196	2,605
			Manpowergroup Inc	54,574	3,643
			Rent-A-Center Inc/TX	36,181	1,120
Banks - 4.60%			Rollins Inc	43,900	1,399
Associated Banc-Corp	106,013	1,993	RR Donnelley & Sons Co	136,773	2,387
BancorpSouth Inc	58,519	1,348	SEI Investments Co	89,578	3,463
Bank of Hawaii Corp	30,300	1,774	Service Corp International/US	144,560	3,161
Cathay General Bancorp	50,722	1,339	Sotheby's	42,032	1,667
City National Corp/CA	32,764	2,579	Towers Watson & Co	48,066	5,301
Commerce Bancshares Inc/MO	53,950	2,442	WEX Inc (a)	26,531	3,013
Cullen/Frost Bankers Inc	37,503	3,031			$54,538
East West Bancorp Inc	98,156	3,608
First Horizon National Corp	162,339	2,088	Computers - 2.99%
FirstMerit Corp	113,194	2,077	3D Systems Corp (a)	70,731	2,674
Fulton Financial Corp	128,553	1,527	Cadence Design Systems Inc (a)	198,547	3,564
Hancock Holding Co	56,039	1,972	Convergys Corp	69,211	1,396
International Bancshares Corp	39,838	1,130	Diebold Inc	44,227	1,567
PacWest Bancorp	66,276	2,827	DST Systems Inc	20,943	2,018
Prosperity Bancshares Inc	41,062	2,480	Jack Henry & Associates Inc	56,463	3,377
Signature Bank/New York NY (a)	34,442	4,172	Leidos Holdings Inc	42,573	1,557
SVB Financial Group (a)	34,729	3,889	Lexmark International Inc	42,624	1,840
Synovus Financial Corp	95,178	2,414	Mentor Graphics Corp	66,144	1,401
TCF Financial Corp	114,214	1,765	NCR Corp (a)	115,004	3,182
Trustmark Corp	46,166	1,123	Riverbed Technology Inc (a)	109,334	2,076
Umpqua Holdings Corp	127,894	2,251	Science Applications International Corp	27,682	1,354
Valley National Bancorp	150,377	1,501	Synopsys Inc (a)	106,671	4,371
Webster Financial Corp	61,791	1,936	VeriFone Systems Inc (a)	77,394	2,884
		$51,266			$33,261

Biotechnology - 1.04%			Consumer Products - 0.59%
Bio-Rad Laboratories Inc (a)	14,031	1,583	Church & Dwight Co Inc	91,497	6,625
Charles River Laboratories International Inc	31,953	2,018
(a)
			Distribution & Wholesale - 0.96%
Cubist Pharmaceuticals Inc (a)	51,843	3,748	Ingram Micro Inc (a)	106,519	2,859
United Therapeutics Corp (a)	32,358	4,238	LKQ Corp (a)	206,638	5,903
		$11,587	Watsco Inc	18,666	1,897
Building Materials - 1.06%					$10,659
Eagle Materials Inc	34,364	3,005	Diversified Financial Services - 2.00%
Fortune Brands Home & Security Inc	108,481	4,692	CBOE Holdings Inc	58,331	3,438
Lennox International Inc	30,591	2,720	CoreLogic Inc/United States (a)	62,389	1,957
Louisiana-Pacific Corp (a)	96,802	1,413	Eaton Vance Corp	81,281	2,994
		$11,830	Federated Investors Inc	65,345	2,043
Chemicals - 2.90%			Janus Capital Group Inc	101,664	1,524
Albemarle Corp	53,560	3,127	Raymond James Financial Inc	86,071	4,831
Ashland Inc	49,080	5,304	SLM Corp	289,521	2,765
Cabot Corp	44,208	2,053	Waddell & Reed Financial Inc	57,818	2,760
Cytec Industries Inc	49,156	2,292			$22,312
Minerals Technologies Inc	23,620	1,812	Electric - 2.63%
NewMarket Corp	7,358	2,855	Alliant Energy Corp	75,941	4,701
Olin Corp	53,782	1,304	Black Hills Corp	30,559	1,672
PolyOne Corp	63,204	2,339	Cleco Corp	41,330	2,222
Rayonier Advanced Materials Inc	29,172	832

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Gas (continued)
Great Plains Energy Inc	105,478	$2,841	WGL Holdings Inc	35,556	$1,671
Hawaiian Electric Industries Inc	70,207	1,977			$20,528
IDACORP Inc	34,412	2,176
MDU Resources Group Inc	132,766	3,741	Hand & Machine Tools - 0.74%
OGE Energy Corp	136,382	5,086	Kennametal Inc	53,861	2,079
PNM Resources Inc	54,527	1,573	Lincoln Electric Holdings Inc	54,398	3,943
Westar Energy Inc	88,779	3,357	Regal-Beloit Corp	30,931	2,195
		$29,346			$8,217

Electrical Components & Equipment - 1.40%			Healthcare - Products - 3.97%
			Align Technology Inc (a)	49,776	2,619
Acuity Brands Inc	29,583	4,125
Belden Inc	29,601	2,107	Cooper Cos Inc/The	33,051	5,417
			Halyard Health Inc (a)	31,962	1,214
Energizer Holdings Inc	42,280	5,186	Henry Schein Inc (a)	58,072	6,970
Hubbell Inc	37,229	4,222
		$15,640	Hill-Rom Holdings Inc	39,281	1,747
			Hologic Inc (a)	165,422	4,332
Electronics - 3.26%			IDEXX Laboratories Inc (a)	34,412	4,875
Arrow Electronics Inc (a)	67,660	3,847	ResMed Inc	95,952	5,011
Avnet Inc	94,645	4,093	Sirona Dental Systems Inc (a)	37,888	2,976
FEI Co	28,724	2,421	STERIS Corp	40,620	2,510
Gentex Corp/MI	100,086	3,277	Techne Corp	25,333	2,307
Itron Inc (a)	26,865	1,046	Teleflex Inc	28,338	3,234
Keysight Technologies Inc (a)	113,797	3,585	Thoratec Corp (a)	38,540	1,048
Knowles Corp (a)	58,213	1,133			$44,260
Mettler-Toledo International Inc (a)	19,775	5,111
National Instruments Corp	68,825	2,180	Healthcare - Services - 2.00%
			Centene Corp (a)	40,104	3,717
Tech Data Corp (a)	26,184	1,564
			Community Health Systems Inc (a)	78,902	4,337
Trimble Navigation Ltd (a)	177,925	4,779
			Covance Inc (a)	38,700	3,092
Vishay Intertechnology Inc	92,861	1,255	Health Net Inc/CA (a)	54,973	2,612
Woodward Inc	39,900	2,043	LifePoint Hospitals Inc (a)	30,901	2,163
		$36,334	Mednax Inc (a)	68,621	4,284
Engineering & Construction - 0.55%			WellCare Health Plans Inc (a)	30,042	2,039
AECOM Technology Corp (a)	102,788	3,345			$22,244
Granite Construction Inc	24,625	909
KBR Inc	99,416	1,897	Home Builders - 0.92%
		$6,151	KB Home	62,285	980
			MDC Holdings Inc	26,734	653
Entertainment - 0.82%			NVR Inc (a)	2,728	3,349
Bally Technologies Inc (a)	26,231	2,109	Thor Industries Inc	31,746	1,679
Cinemark Holdings Inc	71,276	2,517	Toll Brothers Inc (a)	110,829	3,541
DreamWorks Animation SKG Inc (a)	49,267	1,098			$10,202
International Game Technology	169,221	2,774
International Speedway Corp	19,135	599	Home Furnishings - 0.20%
			Tempur Sealy International Inc (a)	41,693	2,195
		$9,097

Environmental Control - 0.66%
Clean Harbors Inc (a)	37,775	1,875	Housewares - 0.36%
MSA Safety Inc	21,509	1,236	Scotts Miracle-Gro Co/The	30,588	1,812
Waste Connections Inc	84,964	4,240	Tupperware Brands Corp	34,494	2,199
		$7,351			$4,011
			Insurance - 4.86%
Food - 1.95%			Alleghany Corp (a)	11,208	4,979
Dean Foods Co	64,192	944
Flowers Foods Inc	126,230	2,398	American Financial Group Inc/OH	51,302	3,069
Hain Celestial Group Inc (a)	34,471	3,732	Arthur J Gallagher & Co	108,843	5,192
			Aspen Insurance Holdings Ltd	44,813	1,955
Ingredion Inc	51,056	3,944	Brown & Brown Inc	81,137	2,585
Lancaster Colony Corp	13,288	1,216
Post Holdings Inc (a)	30,684	1,151	Everest Re Group Ltd	31,128	5,312
SUPERVALU Inc (a)	141,026	1,217	First American Financial Corp	73,317	2,223
Tootsie Roll Industries Inc	13,709	406	Hanover Insurance Group Inc/The	30,160	2,019
United Natural Foods Inc (a)	33,989	2,312	HCC Insurance Holdings Inc	68,455	3,573
WhiteWave Foods Co/The (a)	119,191	4,437	Kemper Corp	34,254	1,262
			Mercury General Corp	24,840	1,319
		$21,757	Old Republic International Corp	166,051	2,453
Forest Products & Paper - 0.16%			Primerica Inc	37,170	1,901
Domtar Corp	44,496	1,827	Protective Life Corp	53,984	3,762
			Reinsurance Group of America Inc	46,934	3,954
			RenaissanceRe Holdings Ltd	27,739	2,866
Gas - 1.84%			StanCorp Financial Group Inc	29,940	2,083
Atmos Energy Corp	68,696	3,641	WR Berkley Corp	69,841	3,600
National Fuel Gas Co	57,582	3,986			$54,107
ONE Gas Inc	35,596	1,351
Questar Corp	119,988	2,893	Internet - 1.25%
UGI Corp	118,006	4,447	AOL Inc (a)	53,853	2,344
Vectren Corp	56,478	2,539	Conversant Inc (a)	41,233	1,454
			Covisint Corp (a)	21,127	61

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			Oil & Gas (continued)
Equinix Inc	36,414	$7,607	HollyFrontier Corp	135,919	$6,168
TIBCO Software Inc (a)	104,341	2,438	Murphy USA Inc (a)	29,423	1,686
		$13,904	Patterson-UTI Energy Inc	100,037	2,304
			Rosetta Resources Inc (a)	42,087	1,601
Iron & Steel - 1.53%			Rowan Cos PLC	85,229	2,068
Carpenter Technology Corp	36,419	1,823	SM Energy Co	46,120	2,597
Cliffs Natural Resources Inc	104,861	1,178	Unit Corp (a)	31,567	1,528
Commercial Metals Co	80,658	1,394	WPX Energy Inc (a)	138,911	2,656
Reliance Steel & Aluminum Co	53,372	3,601			$28,602
Steel Dynamics Inc	164,319	3,781
United States Steel Corp	99,345	3,978	Oil & Gas Services - 1.93%
Worthington Industries Inc	34,789	1,345	CARBO Ceramics Inc	13,443	694
		$17,100	Dresser-Rand Group Inc (a)	52,447	4,285
			Dril-Quip Inc (a)	27,366	2,461
Leisure Products & Services - 1.43%			Helix Energy Solutions Group Inc (a)	67,191	1,790
Brunswick Corp/DE	63,589	2,976	NOW Inc (a)	73,287	2,203
Jarden Corp (a)	81,612	5,312
Life Time Fitness Inc (a)	24,624	1,373	Oceaneering International Inc	73,938	5,196
			Oil States International Inc (a)	37,021	2,212
Polaris Industries Inc	41,541	6,267	Superior Energy Services Inc	105,888	2,663
		$15,928			$21,504

Machinery - Construction & Mining - 0.19%			Packaging & Containers - 1.37%
Terex Corp	75,437	2,170	Greif Inc - Class A	23,202	1,022
			Packaging Corp of America	67,350	4,855
Machinery - Diversified - 2.12%			Rock-Tenn Co	98,007	5,013
AGCO Corp	58,429	2,589	Silgan Holdings Inc	29,951	1,473
Cognex Corp (a)	59,377	2,349	Sonoco Products Co	69,643	2,846
Graco Inc	41,130	3,229			$15,209
IDEX Corp	54,813	4,106	Pharmaceuticals - 1.97%
Nordson Corp	40,170	3,075	Endo International PLC (a)	105,058	7,030
Wabtec Corp/DE	65,930	5,690
Zebra Technologies Corp (a)	34,755	2,563	Omnicare Inc	66,985	4,461
			Owens & Minor Inc	43,173	1,439
		$23,601	Salix Pharmaceuticals Ltd (a)	43,598	6,272
Media - 1.08%			VCA Inc (a)	59,018	2,689
AMC Networks Inc (a)	40,463	2,454			$21,891
FactSet Research Systems Inc	26,785	3,521
John Wiley & Sons Inc	32,118	1,875	Publicly Traded Investment Fund - 0.72%
Meredith Corp	24,967	1,302	iShares Core S&P Mid-Cap ETF	56,425	7,989
New York Times Co/The	89,514	1,149
Time Inc	74,574	1,685	Real Estate - 0.48%
		$11,986	Alexander & Baldwin Inc	31,033	1,242
			Jones Lang LaSalle Inc	30,676	4,148
Metal Fabrication & Hardware - 0.52%					$5,390
Timken Co/The	52,198	2,244
TimkenSteel Corp	26,097	1,059	REITS - 9.52%
Valmont Industries Inc	17,931	2,442	Alexandria Real Estate Equities Inc	49,116	4,077
		$5,745	American Campus Communities Inc	71,831	2,821
			BioMed Realty Trust Inc	133,585	2,901
Mining - 0.41%			Camden Property Trust	58,574	4,491
Compass Minerals International Inc	22,977	1,969	Corporate Office Properties Trust	63,303	1,731
Royal Gold Inc	44,588	2,548	Corrections Corp of America	79,701	2,931
		$4,517	Duke Realty Corp	233,542	4,428
Miscellaneous Manufacturing - 2.54%			Equity One Inc	52,555	1,261
AO Smith Corp	51,770	2,762	Extra Space Storage Inc	75,449	4,388
AptarGroup Inc	44,618	2,777	Federal Realty Investment Trust	46,356	6,110
Carlisle Cos Inc	43,895	3,901	Highwoods Properties Inc	61,857	2,652
CLARCOR Inc	34,540	2,313	Home Properties Inc	39,109	2,515
Crane Co	33,917	2,115	Hospitality Properties Trust	102,544	3,036
Donaldson Co Inc	91,010	3,784	Kilroy Realty Corp	56,940	3,857
Harsco Corp	55,318	1,199	LaSalle Hotel Properties	71,240	2,793
ITT Corp	62,705	2,826	Liberty Property Trust	101,383	3,525
SPX Corp	29,136	2,762	Mack-Cali Realty Corp	57,260	1,072
Trinity Industries Inc	106,831	3,815	Mid-America Apartment Communities Inc	51,475	3,637
		$28,254	National Retail Properties Inc	85,621	3,264
			Omega Healthcare Investors Inc	87,101	3,324
Office Furnishings - 0.25%			Potlatch Corp	27,787	1,222
Herman Miller Inc	40,666	1,302	Rayonier Inc	86,625	2,899
HNI Corp	30,873	1,440	Realty Income Corp	152,397	7,015
		$2,742	Regency Centers Corp	63,224	3,838
Oil & Gas - 2.57%			Senior Housing Properties Trust	139,489	3,151
Atwood Oceanics Inc	40,960	1,665	SL Green Realty Corp	65,442	7,572
Energen Corp	50,106	3,392	Tanger Factory Outlet Centers Inc	65,661	2,349
Gulfport Energy Corp (a)	58,528	2,937	Taubman Centers Inc	43,344	3,296
			UDR Inc	172,301	5,209

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)			Software (continued)
Washington Prime Group Inc	106,217	$1,873	Rackspace Hosting Inc (a)	81,258	$3,117
Weingarten Realty Investors	76,989	2,791	SolarWinds Inc (a)	44,901	2,135
		$106,029	Solera Holdings Inc	46,966	2,440
			Ultimate Software Group Inc/The (a)	19,346	2,912
Retail - 5.92%					$42,157
Abercrombie & Fitch Co	48,854	1,636
Advance Auto Parts Inc	49,955	7,341	Telecommunications - 1.97%
American Eagle Outfitters Inc	119,789	1,542	ARRIS Group Inc (a)	90,166	2,707
ANN Inc (a)	31,315	1,202	Ciena Corp (a)	72,950	1,223
Ascena Retail Group Inc (a)	89,639	1,116	Fortinet Inc (a)	94,173	2,453
Big Lots Inc	38,368	1,751	InterDigital Inc/PA	27,692	1,369
Brinker International Inc	44,234	2,373	JDS Uniphase Corp (a)	157,466	2,119
Cabela's Inc (a)	32,591	1,565	NeuStar Inc (a)	38,398	1,014
Cheesecake Factory Inc/The	31,538	1,449	Plantronics Inc	29,330	1,521
Chico's FAS Inc	104,593	1,577	Polycom Inc (a)	93,783	1,227
Copart Inc (a)	77,656	2,597	RF Micro Devices Inc (a)	196,894	2,562
CST Brands Inc	51,766	1,980	Telephone & Data Systems Inc	67,745	1,737
Dick's Sporting Goods Inc	68,055	3,088	tw telecom inc (a)	94,514	4,043
Domino's Pizza Inc	37,732	3,350			$21,975
Foot Locker Inc	98,379	5,510
Guess? Inc	43,750	970	Transportation - 1.99%
HSN Inc	22,204	1,467	Con-way Inc	39,371	1,707
			Genesee & Wyoming Inc (a)	34,976	3,365
JC Penney Co Inc (a)	208,676	1,588
Kate Spade & Co (a)	86,867	2,357	JB Hunt Transport Services Inc	63,028	5,028
			Kirby Corp (a)	39,060	4,319
MSC Industrial Direct Co Inc	35,035	2,837
Office Depot Inc (a)	331,198	1,729	Landstar System Inc	30,593	2,264
			Old Dominion Freight Line Inc (a)	46,598	3,396
Panera Bread Co (a)	17,601	2,845
Signet Jewelers Ltd	54,911	6,590	Tidewater Inc	34,037	1,255
Wendy's Co/The	188,326	1,510	Werner Enterprises Inc	30,497	840
Williams-Sonoma Inc	59,917	3,896			$22,174
World Fuel Services Corp	49,481	2,041	Trucking & Leasing - 0.17%
		$65,907	GATX Corp	30,668	1,944
Savings & Loans - 0.80%
Astoria Financial Corp	59,972	789	Water - 0.29%
First Niagara Financial Group Inc	242,290	1,815	Aqua America Inc	121,289	3,178
New York Community Bancorp Inc	303,017	4,833
Washington Federal Inc	68,122	1,487	TOTAL COMMON STOCKS		$1,101,778
		$8,924	INVESTMENT COMPANIES - 1.48%	Shares Held	Value(000	's)

Semiconductors - 2.71%			Publicly Traded Investment Fund - 1.48%
Advanced Micro Devices Inc (a)	425,793	1,192	BlackRock Liquidity Funds FedFund Portfolio	16,522,694	16,523
Atmel Corp (a)	286,507	2,126
Cree Inc (a)	82,174	2,587	TOTAL INVESTMENT COMPANIES		$16,523
Cypress Semiconductor Corp (a)	100,295	994
Fairchild Semiconductor International Inc (a)	82,233	1,262	Total Investments		$1,118,301
Integrated Device Technology Inc (a)	101,858	1,672	Liabilities in Excess of Other Assets, Net - (0.39)%		$(4,399)
International Rectifier Corp (a)	48,969	1,948	TOTAL NET ASSETS - 100.00%		$1,113,902
Intersil Corp	88,659	1,178
Rovi Corp (a)	64,847	1,354	(a) Non-Income Producing Security
Semtech Corp (a)	46,109	1,170
Silicon Laboratories Inc (a)	27,643	1,260
Skyworks Solutions Inc	129,740	7,556
SunEdison Inc (a)	171,181	3,340	Portfolio Summary (unaudited)
Teradyne Inc	140,112	2,578	Sector		Percent
		$30,217	Financial		22.26%
			Industrial		18.26%
Shipbuilding - 0.32%			Consumer, Non-cyclical		16.42%
Huntington Ingalls Industries Inc	33,246	3,518	Consumer, Cyclical		12.79%
			Technology		9.48%
Software - 3.78%			Basic Materials		5.00%
ACI Worldwide Inc (a)	78,093	1,502	Utilities		4.76%
Acxiom Corp (a)	52,814	995	Energy		4.67%
Advent Software Inc	30,353	1,049	Communications		4.55%
Allscripts Healthcare Solutions Inc (a)	115,931	1,591	Exchange Traded Funds		2.20%
ANSYS Inc (a)	62,990	4,948	Liabilities in Excess of Other Assets, Net		(0.39)%
Broadridge Financial Solutions Inc	81,827	3,595	TOTAL NET ASSETS		100.00%
CommVault Systems Inc (a)	29,159	1,293
Compuware Corp	150,697	1,530
Concur Technologies Inc (a)	32,797	4,208
Fair Isaac Corp	22,008	1,371
Informatica Corp (a)	75,302	2,685
MSCI Inc	79,775	3,722
PTC Inc (a)	80,304	3,064

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2014	Long	78	$10,514		$11,040	$526
Total						$526
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2014

COMMON STOCKS - 97.81%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.08%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	71,409	$1,385	Charles River Laboratories International Inc	3,890	$246
			(a)
			Myriad Genetics Inc (a)	962	38
Aerospace & Defense - 1.91%					$526
Alliant Techsystems Inc	91,171	10,664
Exelis Inc	71,015	1,267	Building Materials - 1.29%
L-3 Communications Holdings Inc	17,217	2,091	Armstrong World Industries Inc (a)	159,671	7,731
Spirit AeroSystems Holdings Inc (a)	21,330	839	Fortune Brands Home & Security Inc	262,455	11,351
Triumph Group Inc	234,935	16,359	Owens Corning Inc	32,120	1,030
		$31,220	Vulcan Materials Co	14,539	897
					$21,009
Agriculture - 0.47%
Bunge Ltd	86,346	7,655	Chemicals - 2.48%
			Albemarle Corp	4,913	287
			Ashland Inc	5,418	586
Airlines - 0.76%			Cabot Corp	6,281	292
Alaska Air Group Inc	14,010	746	Celanese Corp	160,605	9,432
Copa Holdings SA	740	86	CF Industries Holdings Inc	45,267	11,769
Southwest Airlines Co	70,615	2,435
United Continental Holdings Inc (a)	173,169	9,145	Cytec Industries Inc	22,528	1,051
			Eastman Chemical Co	1,396	113
		$12,412	Huntsman Corp	34,995	853
Apparel - 0.02%			Mosaic Co/The	103,652	4,593
Ralph Lauren Corp	1,551	256	Rockwood Holdings Inc	4,736	364
			RPM International Inc	998	45
			Sigma-Aldrich Corp	3,900	530
Automobile Manufacturers - 0.15%			Valspar Corp/The	128,489	10,557
Ford Motor Co	16,510	233	Westlake Chemical Corp	560	39
General Motors Co	24,550	771			$40,511
Oshkosh Corp	8,748	391
PACCAR Inc	15,200	993	Coal - 0.03%
		$2,388	Consol Energy Inc	13,900	512

Automobile Parts & Equipment - 0.14%
Lear Corp	12,681	1,173	Commercial Services - 1.87%
TRW Automotive Holdings Corp (a)	7,523	763	ADT Corp/The	25,660	920
Visteon Corp (a)	3,292	309	Apollo Education Group Inc (a)	74,649	2,140
		$2,245	Booz Allen Hamilton Holding Corp	20,990	553
			DeVry Education Group Inc	28,168	1,364
Banks - 5.61%			Equifax Inc	3,845	291
Associated Banc-Corp	35,446	666	Global Payments Inc	22,633	1,822
Bank of Hawaii Corp	36,534	2,139	Graham Holdings Co	359	281
BankUnited Inc	37,674	1,127	Hertz Global Holdings Inc (a)	646,836	14,179
BB&T Corp	14,230	539	KAR Auction Services Inc	60,581	1,839
BOK Financial Corp	8,067	553	Manpowergroup Inc	23,393	1,561
CIT Group Inc	37,956	1,857	Quanta Services Inc (a)	10,929	372
City National Corp/CA	6,770	533	RR Donnelley & Sons Co	132,818	2,318
Comerica Inc	51,421	2,454	Service Corp International/US	62,966	1,377
Cullen/Frost Bankers Inc	13,183	1,066	Total System Services Inc	30,476	1,030
East West Bancorp Inc	55,317	2,033	Towers Watson & Co	3,947	435
Fifth Third Bancorp	936,996	18,731	Vectrus Inc (a)	3,945	96
First Horizon National Corp	24,293	312			$30,578
First Republic Bank/CA	25,782	1,313
Fulton Financial Corp	86,673	1,030	Computers - 2.01%
Huntington Bancshares Inc/OH	1,292,125	12,805	Amdocs Ltd	11,064	526
KeyCorp	216,537	2,858	Brocade Communications Systems Inc	839,788	9,011
M&T Bank Corp	139,276	17,017	Computer Sciences Corp	42,216	2,550
Northern Trust Corp	52,465	3,478	Diebold Inc	800	28
PacWest Bancorp	6,968	297	DST Systems Inc	15,786	1,521
Popular Inc (a)	41,790	1,332	Genpact Ltd (a)	17,295	304
Regions Financial Corp	269,709	2,679	Hewlett-Packard Co	54,680	1,962
Signature Bank/New York NY (a)	65,839	7,975	Lexmark International Inc	29,943	1,293
SunTrust Banks Inc	150,130	5,877	NCR Corp (a)	15,594	431
SVB Financial Group (a)	2,789	312	NetApp Inc	225,607	9,656
Synovus Financial Corp	35,010	888	SanDisk Corp	8,065	759
TCF Financial Corp	92,872	1,435	Science Applications International Corp	862	42
Zions Bancorporation	11,178	324	Synopsys Inc (a)	10,567	433
		$91,630	Teradata Corp (a)	3,435	145
			Western Digital Corp	42,417	4,173
Beverages - 0.68%					$32,834
Constellation Brands Inc (a)	51,742	4,737
Molson Coors Brewing Co	86,434	6,429	Consumer Products - 0.11%
		$11,166	Avery Dennison Corp	6,403	300
			Clorox Co/The	14,990	1,492
Biotechnology - 0.03%					$1,792
Bio-Rad Laboratories Inc (a)	2,151	242

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Cosmetics & Personal Care - 0.02%			Electronics (continued)
Avon Products Inc	24,370	$254	Tyco International Ltd	5,190	$223
			Vishay Intertechnology Inc	14,068	190

Distribution & Wholesale - 0.71%					$22,936
Fossil Group Inc (a)	86,387	8,782	Engineering & Construction - 0.12%
Genuine Parts Co	3,762	365	AECOM Technology Corp (a)	29,111	948
Ingram Micro Inc (a)	75,402	2,024	Fluor Corp	4,184	277
WESCO International Inc (a)	4,635	382	Jacobs Engineering Group Inc (a)	9,120	433
		$11,553	KBR Inc	19,990	381

Diversified Financial Services - 5.00%					$2,039
Air Lease Corp	9,796	358	Entertainment - 0.07%
Ameriprise Financial Inc	59,341	7,487	Dolby Laboratories Inc	4,936	207
CoreLogic Inc/United States (a)	4,497	141	Gaming and Leisure Properties Inc	18,733	586
E*Trade Financial Corp (a)	28,931	645	International Game Technology	14,967	245
FNF Group	16,740	500	Penn National Gaming Inc (a)	13,050	171
FNFV Group (a)	9,609	129			$1,209
Intercontinental Exchange Inc	3,982	829
Invesco Ltd	369,255	14,944	Environmental Control - 0.06%
			Clean Harbors Inc (a)	1,645	82
Legg Mason Inc	57,480	2,989
NASDAQ OMX Group Inc/The	209,935	9,082	Covanta Holding Corp	680	15
Navient Corp	895,455	17,712	Republic Services Inc	17,970	690
Raymond James Financial Inc	244,684	13,734	Waste Connections Inc	5,001	249
Santander Consumer USA Holdings Inc	82,894	1,533			$1,036
SLM Corp	1,202,775	11,487	Food - 3.68%
Synchrony Financial (a)	3,655	99
			Campbell Soup Co	15,630	690
		$81,669	ConAgra Foods Inc	337,866	11,605
			Hain Celestial Group Inc (a)	438	47
Electric - 6.25%
AES Corp/VA	477,112	6,713	Ingredion Inc	21,235	1,641
Alliant Energy Corp	6,706	415	JM Smucker Co/The	42,711	4,442
Ameren Corp	176,069	7,455	Kroger Co/The	204,143	11,373
Calpine Corp (a)	98,131	2,239	Pilgrim's Pride Corp (a)	5,672	161
CMS Energy Corp	47,013	1,536	Pinnacle Foods Inc	16,048	543
Consolidated Edison Inc	34,308	2,174	Safeway Inc	82,016	2,859
DTE Energy Co	10,698	879	Tyson Foods Inc	459,812	18,553
Edison International	73,529	4,601	Whole Foods Market Inc	209,879	8,255
Entergy Corp	36,529	3,069			$60,169
Exelon Corp	52,680	1,928	Forest Products & Paper - 0.40%
FirstEnergy Corp	670,784	25,047	Domtar Corp	7,060	290
Great Plains Energy Inc	6,400	172	International Paper Co	108,334	5,483
Integrys Energy Group Inc	4,872	354	MeadWestvaco Corp	15,786	698
MDU Resources Group Inc	69,600	1,961			$6,471
Northeast Utilities	53,983	2,664
NRG Energy Inc	399,715	11,984	Gas - 2.35%
OGE Energy Corp	12,407	463	AGL Resources Inc	15,387	830
Pepco Holdings Inc	15,172	415	Atmos Energy Corp	82,200	4,357
PG&E Corp	225,047	11,324	CenterPoint Energy Inc	107,487	2,639
Pinnacle West Capital Corp	17,456	1,073	National Fuel Gas Co	10,039	695
PPL Corp	42,189	1,476	NiSource Inc	19,139	805
Public Service Enterprise Group Inc	77,165	3,188	ONE Gas Inc	452	17
SCANA Corp	143,368	7,869	Questar Corp	117,379	2,830
TECO Energy Inc	48,557	953	Sempra Energy	211,809	23,298
Westar Energy Inc	9,870	373	UGI Corp	26,298	991
Wisconsin Energy Corp	13,661	678	Vectren Corp	43,780	1,968
Xcel Energy Inc	30,505	1,021			$38,430

		$102,024	Hand & Machine Tools - 0.28%
Electrical Components & Equipment - 0.58%			Kennametal Inc	13,133	506
Energizer Holdings Inc	73,796	9,051	Lincoln Electric Holdings Inc	5,472	397
Hubbell Inc	3,364	382	Regal-Beloit Corp	4,813	342
		$9,433	Snap-on Inc	3,383	447
			Stanley Black & Decker Inc	31,290	2,930
Electronics - 1.40%					$4,622
Agilent Technologies Inc	248,734	13,750
Arrow Electronics Inc (a)	31,527	1,793	Healthcare - Products - 2.38%
Avnet Inc	14,181	613	Alere Inc (a)	1,591	64
AVX Corp	34,532	499	Boston Scientific Corp (a)	464,101	6,163
FLIR Systems Inc	4,532	152	CareFusion Corp (a)	37,735	2,165
Garmin Ltd	8,810	489	Cooper Cos Inc/The	1,272	209
Gentex Corp/MI	52,037	1,704	DENTSPLY International Inc	7,033	357
Jabil Circuit Inc	53,344	1,117	Edwards Lifesciences Corp (a)	2,260	273
Knowles Corp (a)	8,731	170	Hill-Rom Holdings Inc	8,628	383
PerkinElmer Inc	40,081	1,740	Hologic Inc (a)	159,494	4,177
Tech Data Corp (a)	8,306	496	Hospira Inc	51,310	2,756

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance (continued)
QIAGEN NV (a)	65,305	$1,532	PartnerRe Ltd	10,248	$1,185
Sirona Dental Systems Inc (a)	2,280	179	ProAssurance Corp	3,730	175
St Jude Medical Inc	8,743	561	Progressive Corp/The	63,396	1,674
Techne Corp	9,897	901	Protective Life Corp	5,544	386
Teleflex Inc	15,580	1,778	Reinsurance Group of America Inc	8,178	689
Zimmer Holdings Inc	156,061	17,360	RenaissanceRe Holdings Ltd	53,515	5,529
		$38,858	StanCorp Financial Group Inc	29,532	2,054
			Torchmark Corp	14,125	748
Healthcare - Services - 4.30%			Unum Group	269,959	9,033
Cigna Corp	311,483	31,014	Validus Holdings Ltd	293,726	11,684
Community Health Systems Inc (a)	7,661	421
Covance Inc (a)	579	46	Voya Financial Inc	375,978	14,757
DaVita HealthCare Partners Inc (a)	27,335	2,134	WR Berkley Corp	6,960	359
Envision Healthcare Holdings Inc (a)	144,893	5,064	XL Group PLC	415,103	14,064
HCA Holdings Inc (a)	77,922	5,458			$154,602
Health Net Inc/CA (a)	34,880	1,657	Internet - 1.48%
Humana Inc	44,400	6,165	AOL Inc (a)	125,708	5,472
Laboratory Corp of America Holdings (a)	118,916	12,997	Expedia Inc	71,100	6,041
LifePoint Hospitals Inc (a)	4,685	328	IAC/InterActiveCorp	4,494	304
Mednax Inc (a)	3,715	232	Liberty Interactive Corp (a)	333,087	8,707
Premier Inc (a)	7,030	235	Liberty Ventures (a)	45,234	1,588
Quest Diagnostics Inc	44,126	2,800	Symantec Corp	81,378	2,020
Universal Health Services Inc	5,007	519			$24,132
WellPoint Inc	9,240	1,171
		$70,241	Iron & Steel - 0.89%
			Carpenter Technology Corp	105,997	5,305
Holding Companies - Diversified - 0.03%			Nucor Corp	22,217	1,201
Leucadia National Corp	18,501	440	Reliance Steel & Aluminum Co	93,134	6,285
			Steel Dynamics Inc	60,102	1,383

Home Builders - 0.81%			United States Steel Corp	10,220	409
DR Horton Inc	17,511	399			$14,583
Lennar Corp	11,710	505	Leisure Products & Services - 0.21%
NVR Inc (a)	1,130	1,387	Jarden Corp (a)	6,089	396
Pulte Group Inc	25,750	494	Royal Caribbean Cruises Ltd	43,490	2,956
Toll Brothers Inc (a)	329,115	10,515			$3,352
		$13,300
			Lodging - 1.62%
Home Furnishings - 0.18%			Choice Hotels International Inc	11,007	589
Leggett & Platt Inc	7,245	285	Hyatt Hotels Corp (a)	4,083	242
Whirlpool Corp	15,117	2,601	Marriott International Inc/DE	2,692	204
		$2,886	MGM Resorts International (a)	544,374	12,657

Housewares - 0.03%			Starwood Hotels & Resorts Worldwide Inc	166,971	12,799
Newell Rubbermaid Inc	15,869	529			$26,491
			Machinery - Construction & Mining - 0.45%
Insurance - 9.47%			Joy Global Inc	6,764	356
Aflac Inc	17,810	1,064	Terex Corp	240,795	6,928
Alleghany Corp (a)	998	443			$7,284
Allied World Assurance Co Holdings AG	65,985	2,508	Machinery - Diversified - 0.10%
American Financial Group Inc/OH	6,249	374	AGCO Corp	8,337	370
American National Insurance Co	7,514	857	Babcock & Wilcox Co/The	15,640	447
Aon PLC	44,313	3,810	IDEX Corp	553	41
Arch Capital Group Ltd (a)	9,427	531	Roper Industries Inc	3,318	525
Arthur J Gallagher & Co	198,287	9,458	Xylem Inc/NY	5,218	190
Aspen Insurance Holdings Ltd	101,881	4,445			$1,573
Assurant Inc	65,298	4,455
Assured Guaranty Ltd	110,645	2,554	Media - 2.34%
Axis Capital Holdings Ltd	7,577	365	AMC Networks Inc (a)	177,426	10,761
Cincinnati Financial Corp	11,467	579	Cablevision Systems Corp	73,795	1,374
CNA Financial Corp	2,643	103	DIRECTV (a)	17,640	1,531
Endurance Specialty Holdings Ltd	8,011	464	DISH Network Corp (a)	5,879	374
Erie Indemnity Co	2,370	201	Gannett Co Inc	26,662	840
Everest Re Group Ltd	77,994	13,310	John Wiley & Sons Inc	18,703	1,092
Genworth Financial Inc (a)	369,849	5,174	Liberty Media Corp - A shares (a)	105,900	5,086
Hanover Insurance Group Inc/The	13,718	918	Liberty Media Corp - C shares (a)	217,702	10,435
Hartford Financial Services Group Inc/The	99,954	3,956	News Corp (a)	30,125	466
HCC Insurance Holdings Inc	6,930	362	Nielsen NV	7,362	313
Kemper Corp	30,290	1,116	Scripps Networks Interactive Inc	58,551	4,522
Lincoln National Corp	501,737	27,475	Starz (a)	1,309	40
Loews Corp	37,044	1,616	Time Warner Cable Inc	9,073	1,336
Markel Corp (a)	841	581			$38,170
MBIA Inc (a)	98,316	960
			Metal Fabrication & Hardware - 0.67%
Mercury General Corp	18,204	967	Timken Co/The	113,031	4,859
Old Republic International Corp	244,982	3,619

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Metal Fabrication & Hardware (continued)			Packaging & Containers (continued)
TimkenSteel Corp	142,268	$5,774	Crown Holdings Inc (a)	38,290	$1,835
Valmont Industries Inc	2,647	360	Owens-Illinois Inc (a)	38,888	1,002
		$10,993	Packaging Corp of America	165,665	11,941
			Rock-Tenn Co	8,698	445
Mining - 0.26%			Sealed Air Corp	42,269	1,532
Alcoa Inc	191,215	3,204	Silgan Holdings Inc	10	—
Newmont Mining Corp	40,227	755	Sonoco Products Co	68,736	2,810
Royal Gold Inc	3,917	224			$23,905
		$4,183
			Pharmaceuticals - 3.10%
Miscellaneous Manufacturing - 1.39%			Cardinal Health Inc	223,182	17,516
AO Smith Corp	17,414	929	Endo International PLC (a)	252,826	16,919
Carlisle Cos Inc	4,769	424	Express Scripts Holding Co (a)	5,070	389
Crane Co	3,193	199	Mylan Inc/PA (a)	186,256	9,974
Donaldson Co Inc	1,274	53	Omnicare Inc	62,889	4,188
Dover Corp	5,764	458	Perrigo Co PLC	6,218	1,004
Harsco Corp	36,443	790	Quintiles Transnational Holdings Inc (a)	3,088	181
Ingersoll-Rand PLC	27,478	1,721	VCA Inc (a)	9,361	426
ITT Corp	7,403	333			$50,597
Parker-Hannifin Corp	4,714	599
Pentair PLC	12,214	819	Pipelines - 0.02%
SPX Corp	14,800	1,403	ONEOK Inc	6,721	396
Textron Inc	356,818	14,819

Trinity Industries Inc	3,743	133	Real Estate - 0.52%
		$22,680	Alexander & Baldwin Inc	2,490	100
Office & Business Equipment - 1.03%			CBRE Group Inc (a)	57,370	1,836
Pitney Bowes Inc	73,149	1,810	Forest City Enterprises Inc (a)	66,559	1,390
Xerox Corp	1,127,886	14,978	Jones Lang LaSalle Inc	31,016	4,193
		$16,788	Realogy Holdings Corp (a)	13,750	564
			WP Carey Inc	6,799	461
Oil & Gas - 3.43%					$8,544
Atwood Oceanics Inc	5,190	211
Chesapeake Energy Corp	71,441	1,585	REITS - 8.83%
Cimarex Energy Co	101,016	11,482	Alexandria Real Estate Equities Inc	21,072	1,749
Cobalt International Energy Inc (a)	10,440	122	American Campus Communities Inc	7,298	287
CVR Energy Inc	970	47	American Capital Agency Corp	110,977	2,523
Denbury Resources Inc	98,021	1,216	American Realty Capital Properties Inc	54,520	484
Devon Energy Corp	7,830	470	Annaly Capital Management Inc	182,136	2,078
Diamond Offshore Drilling Inc	6,902	260	Apartment Investment & Management Co	14,430	516
Energen Corp	4,912	333	AvalonBay Communities Inc	95,002	14,805
EP Energy Corp (a)	3,392	50	BioMed Realty Trust Inc	23,935	520
Helmerich & Payne Inc	3,222	280	Boston Properties Inc	11,889	1,507
HollyFrontier Corp	36,010	1,634	Brandywine Realty Trust	16,643	257
Marathon Petroleum Corp	5,027	457	Brixmor Property Group Inc	258,513	6,297
Murphy Oil Corp	12,385	661	Camden Property Trust	118,527	9,087
Murphy USA Inc (a)	4,801	275	CBL & Associates Properties Inc	58,010	1,110
Nabors Industries Ltd	18,376	328	Chimera Investment Corp	1,116,018	3,482
Newfield Exploration Co (a)	9,363	305	Columbia Property Trust Inc	12,420	313
Noble Energy Inc	7,099	409	Corporate Office Properties Trust	12,333	337
Patterson-UTI Energy Inc	10,453	241	Corrections Corp of America	17,773	654
PBF Energy Inc	4,894	128	DDR Corp	547,209	9,926
QEP Resources Inc	328,818	8,244	Digital Realty Trust Inc (b)	9,329	644
Quicksilver Resources Inc (a)	12,337	7	Douglas Emmett Inc	65,609	1,845
Rowan Cos PLC	13,039	316	Duke Realty Corp	35,909	680
Seadrill Ltd	17,078	393	Equity Commonwealth (a)	12,647	338
Seventy Seven Energy Inc (a)	12,045	158	Equity LifeStyle Properties Inc	36,929	1,813
Southwestern Energy Co (a)	436,121	14,178	Essex Property Trust Inc	4,290	866
Tesoro Corp	143,264	10,230	Federal Realty Investment Trust	2,393	315
Ultra Petroleum Corp (a)	11,026	251	General Growth Properties Inc	112,496	2,915
Unit Corp (a)	20,788	1,006	Hatteras Financial Corp	57,710	1,099
Whiting Petroleum Corp (a)	7,373	451	HCP Inc	87,871	3,864
WPX Energy Inc (a)	12,432	238	Health Care REIT Inc	27,493	1,955
		$55,966	Healthcare Trust of America Inc	52,150	670
			Home Properties Inc	17,594	1,131
Oil & Gas Services - 1.30%			Hospitality Properties Trust	55,696	1,649
Cameron International Corp (a)	157,895	9,403
			Host Hotels & Resorts Inc	89,086	2,076
Frank's International NV	3,153	54	Iron Mountain Inc	1,916	69
MRC Global Inc (a)	14,427	303
Oil States International Inc (a)	185,244	11,067	Kilroy Realty Corp	9,896	670
			Kimco Realty Corp	29,045	725
Superior Energy Services Inc	14,991	377	Liberty Property Trust	15,228	529
		$21,204	Macerich Co/The	10,958	773
Packaging & Containers - 1.46%			Mack-Cali Realty Corp	26,220	491
Ball Corp	29,626	1,909	MFA Financial Inc	571,127	4,786
Bemis Co Inc	63,173	2,431	Mid-America Apartment Communities Inc	15,463	1,093

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
National Retail Properties Inc	8,496	$324	NVIDIA Corp	75,490	$1,475
Omega Healthcare Investors Inc	8,745	334	ON Semiconductor Corp (a)	154,303	1,279
Piedmont Office Realty Trust Inc	16,533	322	Rovi Corp (a)	10,037	210
Plum Creek Timber Co Inc	3,213	132	Teradyne Inc	18,012	331
Post Properties Inc	15,269	855			$64,876
Prologis Inc	67,555	2,813
Realty Income Corp	15,275	703	Shipbuilding - 0.10%
Regency Centers Corp	13,949	847	Huntington Ingalls Industries Inc	15,965	1,689
Retail Properties of America Inc	126,540	1,985
RLJ Lodging Trust	247,144	7,963	Software - 2.66%
Senior Housing Properties Trust	23,168	523	Activision Blizzard Inc	107,806	2,150
SL Green Realty Corp	32,088	3,713	ANSYS Inc (a)	4,816	378
Spirit Realty Capital Inc	37,830	450	Autodesk Inc (a)	4,946	285
Starwood Property Trust Inc	464,347	10,476	CA Inc	98,686	2,868
Tanger Factory Outlet Centers Inc	20,000	716	Check Point Software Technologies Ltd (a)	93,692	6,957
Taubman Centers Inc	120,776	9,185	Citrix Systems Inc (a)	171,394	11,008
Two Harbors Investment Corp	386,657	3,917	Dun & Bradstreet Corp/The	8,951	1,099
UDR Inc	17,959	543	Electronic Arts Inc (a)	7,383	303
Ventas Inc	42,441	2,907	Fidelity National Information Services Inc	30,120	1,759
Vornado Realty Trust	34,344	3,760	Informatica Corp (a)	192,544	6,866
Washington Prime Group Inc	15,989	282	Nuance Communications Inc (a)	116,343	1,795
Weingarten Realty Investors	95,409	3,459	Paychex Inc	50,469	2,369
Weyerhaeuser Co	32,482	1,100	Red Hat Inc (a)	89,519	5,275
		$144,237	Solera Holdings Inc	4,917	255

Retail - 3.57%					$43,367
Abercrombie & Fitch Co	6,411	215	Telecommunications - 0.93%
Bed Bath & Beyond Inc (a)	8,005	539	CenturyLink Inc	48,417	2,008
Best Buy Co Inc	13,671	467	EchoStar Corp (a)	3,445	161
Big Lots Inc	4,229	193	Frontier Communications Corp	69,389	454
CST Brands Inc	1,144	44	Harris Corp	17,610	1,225
Darden Restaurants Inc	7,943	411	Juniper Networks Inc	491,535	10,357
Dick's Sporting Goods Inc	8,245	374	Level 3 Communications Inc (a)	1,191	56
Dillard's Inc	873	92	Motorola Solutions Inc	10,542	680
Dollar General Corp (a)	5,038	316	Polycom Inc (a)	20	—
DSW Inc	7,755	230	Telephone & Data Systems Inc	8,967	230
Foot Locker Inc	8,479	475	Windstream Holdings Inc	3,223	34
GameStop Corp	21,606	923			$15,205
Gap Inc/The	396,302	15,016	Textiles - 0.61%
GNC Holdings Inc	136,727	5,684	Mohawk Industries Inc (a)	70,416	10,002
Kohl's Corp	66,564	3,609
L Brands Inc	33,628	2,425
Macy's Inc	17,321	1,001	Toys, Games & Hobbies - 0.13%
Penske Automotive Group Inc	7,506	340	Hasbro Inc	1,863	107
PVH Corp	96,435	11,028	Mattel Inc	64,342	1,999
Rite Aid Corp (a)	84,906	445
Sally Beauty Holdings Inc (a)	4,329	127			$2,106
Signet Jewelers Ltd	2,605	313	Transportation - 0.57%
Staples Inc	1,079,018	13,682	Con-way Inc	19,477	845
Urban Outfitters Inc (a)	3,151	96	Kansas City Southern	57,530	7,064
World Fuel Services Corp	5,840	241	Ryder System Inc	12,734	1,126
		$58,286	Tidewater Inc	5,171	191
					$9,226
Savings & Loans - 0.29%
First Niagara Financial Group Inc	112,205	841	Trucking & Leasing - 0.07%
Hudson City Bancorp Inc	31,669	306	AMERCO	337	91
New York Community Bancorp Inc	30,946	493	GATX Corp	16,434	1,042
People's United Financial Inc	164,730	2,408			$1,133
TFS Financial Corp	17,530	262	Water - 0.05%
Washington Federal Inc	16,278	355	American Water Works Co Inc	10,832	578
		$4,665	Aqua America Inc	10,728	281
Semiconductors - 3.97%					$859
Altera Corp	330,059	11,344	TOTAL COMMON STOCKS		$1,597,312
Analog Devices Inc	255,147	12,661	INVESTMENT COMPANIES - 3.73%	Shares Held Value (000's)
Applied Materials Inc	86,559	1,913
Atmel Corp (a)	1,213,293	9,003	Publicly Traded Investment Fund - 3.73%
Broadcom Corp	87,274	3,655	BlackRock Liquidity Funds TempFund	29,014,123	29,014
First Solar Inc (a)	4,929	290	Portfolio
Freescale Semiconductor Ltd (a)	2,320	46	Goldman Sachs Financial Square Funds -	31,329,546	31,329
KLA-Tencor Corp	1,518	120	Money Market Fund
Lam Research Corp	53,346	4,153
Marvell Technology Group Ltd	73,400	986
Maxim Integrated Products Inc	593,390	17,410

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2014

INVESTMENT COMPANIES (continued) Shares Held		Value (000's)

Publicly Traded Investment Fund (continued)
JP Morgan Prime Money Market Fund	551,808	$552
		$60,895
TOTAL INVESTMENT COMPANIES		$60,895
Total Investments		$1,658,207
Liabilities in Excess of Other Assets, Net - (1.54)%		$(25,143)
TOTAL NET ASSETS - 100.00%		$1,633,064

(a) Non-Income Producing Security
(b) Security is Illiquid

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.72%
Consumer, Non-cyclical		16.78%
Industrial		10.45%
Technology		9.53%
Consumer, Cyclical		9.01%
Utilities		8.65%
Communications		4.83%
Energy		4.78%
Basic Materials		4.03%
Exchange Traded Funds		3.73%
Diversified		0.03%
Liabilities in Excess of Other Assets, Net		(1.54)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2014	Long	438	$58,266	$61,995	$3,729
Total					$3,729

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2014

COMMON STOCKS - 96.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.95%			Building Materials (continued)
Alliant Techsystems Inc	1,280	$150	Vulcan Materials Co	5,090	$314
Exelis Inc	11,237	201			$11,377
L-3 Communications Holdings Inc	100,843	12,248
Spirit AeroSystems Holdings Inc (a)	160,500	6,314	Chemicals - 1.80%
			Albemarle Corp	2,743	160
Triumph Group Inc	2,287	159	Ashland Inc	3,024	327
		$19,072	Cabot Corp	3,507	163
Agriculture - 2.24%			Celanese Corp	5,687	334
Bunge Ltd	5,812	515	CF Industries Holdings Inc	2,079	541
Lorillard Inc	163,937	10,082	Cytec Industries Inc	3,670	171
Reynolds American Inc	180,700	11,368	Eastman Chemical Co	778	63
		$21,965	Huntsman Corp	3,465	85
			Mosaic Co/The	13,025	577
Airlines - 1.39%			Rockwood Holdings Inc	62,043	4,771
Alaska Air Group Inc	596	32	RPM International Inc	557	25
Copa Holdings SA	412	48	Sigma-Aldrich Corp	2,177	296
Southwest Airlines Co	393,638	13,572	Westlake Chemical Corp	143,263	10,107
		$13,652			$17,620

Apparel - 1.87%			Coal - 0.03%
Deckers Outdoor Corp (a)	26,070	2,280	Consol Energy Inc	7,757	285
Hanesbrands Inc	150,400	15,884
Ralph Lauren Corp	866	143
		$18,307	Commercial Services - 1.70%
			ADT Corp/The	6,572	236
Automobile Manufacturers - 0.28%			Apollo Education Group Inc (a)	5,823	167
Oshkosh Corp	62,111	2,780	DeVry Education Group Inc	3,644	176
			Equifax Inc	2,146	163
Automobile Parts & Equipment - 1.28%			Graham Holdings Co	201	158
Delphi Automotive PLC	172,200	11,878	KAR Auction Services Inc	4,819	146
Lear Corp	933	86	Manpowergroup Inc	2,961	198
TRW Automotive Holdings Corp (a)	4,200	426	Quanta Services Inc (a)	187,442	6,388
Visteon Corp (a)	1,838	173	RR Donnelley & Sons Co	10,368	181
		$12,563	Service Corp International/US	2,717	59
			Total System Services Inc	251,618	8,502
Banks - 7.17%			Towers Watson & Co	2,203	243
Associated Banc-Corp	9,278	175	Vectrus Inc (a)	624	15
Bank of Hawaii Corp	2,676	157			$16,632
BankUnited Inc	5,860	175
BOK Financial Corp	1,582	109	Computers - 4.09%
Capital One Financial Corp	151,100	12,507	Amdocs Ltd	232,088	11,034
CIT Group Inc	259,785	12,711	Brocade Communications Systems Inc	829,077	8,896
City National Corp/CA	2,728	215	Computer Sciences Corp	5,138	310
Comerica Inc	7,314	349	DST Systems Inc	24,338	2,345
			Genpact Ltd (a)	8,205	144
Cullen/Frost Bankers Inc	2,130	172
East West Bancorp Inc	67,706	2,489	Lexmark International Inc	3,698	160
			NCR Corp (a)	8,695	241
Fifth Third Bancorp	815,764	16,306
First Horizon National Corp	13,556	174	NetApp Inc	8,027	343
First Republic Bank/CA	4,649	237	SanDisk Corp	43,073	4,055
			Synopsys Inc (a)	5,900	242
Fulton Financial Corp	11,650	138	Teradata Corp (a)	1,918	81
Huntington Bancshares Inc/OH	762,786	7,559
KeyCorp	839,643	11,083	Western Digital Corp	124,189	12,216
M&T Bank Corp	4,441	543			$40,067
Northern Trust Corp	9,157	607	Consumer Products - 0.39%
PacWest Bancorp	3,891	166	Avery Dennison Corp	82,413	3,861
Regions Financial Corp	53,966	536
SunTrust Banks Inc	20,879	817
SVB Financial Group (a)	23,956	2,683	Distribution & Wholesale - 0.03%
TCF Financial Corp	9,854	152	Genuine Parts Co	469	46
Zions Bancorporation	6,238	181	WESCO International Inc (a)	2,587	213
		$70,241			$259

Beverages - 0.05%			Diversified Financial Services - 5.88%
Constellation Brands Inc (a)	633	58	Air Lease Corp	5,466	200
Molson Coors Brewing Co	5,425	403	Ameriprise Financial Inc	129,923	16,393
		$461	Discover Financial Services	271,380	17,308
			E*Trade Financial Corp (a)	9,674	216
Biotechnology - 0.02%			FNF Group	9,341	279
Bio-Rad Laboratories Inc (a)	1,201	136	FNFV Group (a)	5,365	72
Myriad Genetics Inc (a)	536	21	Intercontinental Exchange Inc	2,223	463
		$157	Invesco Ltd	14,387	582
Building Materials - 1.16%			Lazard Ltd	62,580	3,080
CRH PLC ADR	185,200	4,151	NASDAQ OMX Group Inc/The	4,490	194
Owens Corning Inc	215,600	6,912	Navient Corp	660,943	13,073
			Raymond James Financial Inc	4,821	271

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Food (continued)
Santander Consumer USA Holdings Inc	4,829	$89	JM Smucker Co/The	4,053	$422
SLM Corp	562,700	5,374	Pilgrim's Pride Corp (a)	3,166	90
Synchrony Financial (a)	2,039	55	Pinnacle Foods Inc	3,136	106
		$57,649	Safeway Inc	7,642	267
			Tyson Foods Inc	245,714	9,914
Electric - 6.41%			Whole Foods Market Inc	7,004	276
AES Corp/VA	24,466	344			$11,849
Alliant Energy Corp	3,742	232
Ameren Corp	8,201	347	Forest Products & Paper - 0.12%
Calpine Corp (a)	12,268	280	Domtar Corp	3,940	162
CMS Energy Corp	14,471	473	International Paper Co	14,610	740
Consolidated Edison Inc	10,004	634	MeadWestvaco Corp	5,669	250
DTE Energy Co	5,974	491			$1,152
Edison International	90,065	5,636
Entergy Corp	145,251	12,204	Gas - 3.09%
FirstEnergy Corp	14,339	535	AGL Resources Inc	209,234	11,280
Integrys Energy Group Inc	2,721	198	Atmos Energy Corp	4,308	228
MDU Resources Group Inc	6,426	181	CenterPoint Energy Inc	216,983	5,327
Northeast Utilities	10,788	532	National Fuel Gas Co	2,834	196
NRG Energy Inc	11,375	341	NiSource Inc	97,590	4,105
OGE Energy Corp	6,927	258	Questar Corp	5,919	143
Pepco Holdings Inc	8,466	232	Sempra Energy	8,320	915
Pinnacle West Capital Corp	157,131	9,659	UGI Corp	8,146	307
PPL Corp	474,731	16,611	Vectren Corp	173,880	7,816
Public Service Enterprise Group Inc	27,166	1,122			$30,317
SCANA Corp	4,802	264	Hand & Machine Tools - 1.38%
TECO Energy Inc	7,868	154	Kennametal Inc	4,620	178
Westar Energy Inc	102,631	3,880	Lincoln Electric Holdings Inc	3,055	221
Wisconsin Energy Corp	7,623	379	Regal-Beloit Corp	2,687	191
Xcel Energy Inc	234,622	7,853	Snap-on Inc	1,889	250
		$62,840	Stanley Black & Decker Inc	135,032	12,644
Electrical Components & Equipment - 0.05%					$13,484
Energizer Holdings Inc	2,477	304	Healthcare - Products - 1.39%
Hubbell Inc	1,878	213	Boston Scientific Corp (a)	48,337	642
		$517	CareFusion Corp (a)	7,009	402
Electronics - 0.24%			Cooper Cos Inc/The	710	116
Agilent Technologies Inc	11,524	637	DENTSPLY International Inc	3,927	199
Arrow Electronics Inc (a)	3,779	215	Hill-Rom Holdings Inc	3,108	138
			Hologic Inc (a)	6,375	167
Avnet Inc	4,183	181
AVX Corp	2,667	39	Hospira Inc	5,670	305
			QIAGEN NV (a)	9,427	221
FLIR Systems Inc	2,529	85	Sirona Dental Systems Inc (a)	1,272	100
Garmin Ltd	4,918	273
Gentex Corp/MI	3,582	117	St Jude Medical Inc	164,194	10,537
Jabil Circuit Inc	7,709	161	Techne Corp	1,092	99
Knowles Corp (a)	4,872	95	Teleflex Inc	1,396	159
PerkinElmer Inc	5,260	228	Zimmer Holdings Inc	5,264	586
Tech Data Corp (a)	2,254	135			$13,671
Tyco International Ltd	2,898	124	Healthcare - Services - 2.95%
Vishay Intertechnology Inc	7,854	106	Cigna Corp	126,401	12,586
		$2,396	Community Health Systems Inc (a)	3,864	212
			Covance Inc (a)	323	26
Engineering & Construction - 1.24%			DaVita HealthCare Partners Inc (a)	3,937	307
AECOM Technology Corp (a)	195,311	6,358
			HCA Holdings Inc (a)	11,929	836
Fluor Corp	2,336	155	Health Net Inc/CA (a)	156,281	7,425
Jacobs Engineering Group Inc (a)	5,093	242
KBR Inc	285,200	5,441	Humana Inc	6,250	868
			Laboratory Corp of America Holdings (a)	2,107	230
		$12,196	LifePoint Hospitals Inc (a)	2,615	183
Entertainment - 0.67%			Mednax Inc (a)	2,074	130
Dolby Laboratories Inc	2,755	115	Quest Diagnostics Inc	5,835	370
International Game Technology	8,351	137	Universal Health Services Inc	54,945	5,698
SeaWorld Entertainment Inc	329,200	6,334			$28,871

		$6,586	Holding Companies - Diversified - 0.03%
Environmental Control - 0.06%			Leucadia National Corp	10,331	246
Clean Harbors Inc (a)	918	46
Republic Services Inc	10,027	385
Waste Connections Inc	2,790	139	Home Builders - 0.10%
			DR Horton Inc	9,779	223
		$570	Lennar Corp	6,534	281
Food - 1.21%			Pulte Group Inc	14,378	276
ConAgra Foods Inc	16,226	557	Toll Brothers Inc (a)	5,717	183
Hain Celestial Group Inc (a)	243	26			$963
Ingredion Inc	2,477	191

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings - 0.46%			Machinery - Construction & Mining - 1.18%
Harman International Industries Inc	36,130	$3,878	Joy Global Inc	216,876	$11,415
Leggett & Platt Inc	4,046	159	Terex Corp	6,339	182
Whirlpool Corp	2,799	482			$11,597

		$4,519	Machinery - Diversified - 0.35%
Housewares - 0.02%			AGCO Corp	3,735	166
Newell Rubbermaid Inc	6,455	215	IDEX Corp	309	23
			Roper Industries Inc	1,852	293

Insurance - 5.69%			Xylem Inc/NY	81,214	2,953
Alleghany Corp (a)	557	247			$3,435
Allied World Assurance Co Holdings AG	5,681	216	Media - 0.62%
American Financial Group Inc/OH	3,490	209	DISH Network Corp (a)	3,281	209
American National Insurance Co	425	49	Gannett Co Inc	8,601	271
Aon PLC	2,665	229	John Wiley & Sons Inc	2,715	158
Arch Capital Group Ltd (a)	5,264	296	Liberty Media Corp - A shares (a)	3,345	161
Aspen Insurance Holdings Ltd	116,398	5,079	Liberty Media Corp - C shares (a)	6,414	307
Assurant Inc	2,934	200	Meredith Corp	86,200	4,494
Assured Guaranty Ltd	9,723	224	News Corp (a)	16,810	260
Axis Capital Holdings Ltd	4,231	204	Nielsen NV	4,111	175
Cincinnati Financial Corp	6,403	323	Starz (a)	731	23
CNA Financial Corp	1,475	58			$6,058
Endurance Specialty Holdings Ltd	2,574	149
Everest Re Group Ltd	70,807	12,083	Metal Fabrication & Hardware - 0.05%
Genworth Financial Inc (a)	552,590	7,731	Timken Co/The	4,479	193
Hanover Insurance Group Inc/The	2,539	170	TimkenSteel Corp	2,252	91
Hartford Financial Services Group Inc/The	17,654	699	Valmont Industries Inc	1,477	201
HCC Insurance Holdings Inc	3,870	202			$485
Lincoln National Corp	208,074	11,394	Mining - 0.12%
Loews Corp	10,918	476	Alcoa Inc	46,793	784
Markel Corp (a)	469	324
MBIA Inc (a)	8,111	79	Newmont Mining Corp	16,755	314
			Royal Gold Inc	2,186	125
Mercury General Corp	1,543	82			$1,223
Old Republic International Corp	15,397	227
PartnerRe Ltd	51,237	5,927	Miscellaneous Manufacturing - 2.30%
Progressive Corp/The	23,240	614	AO Smith Corp	2,409	129
Protective Life Corp	3,096	216	Carlisle Cos Inc	2,316	206
Reinsurance Group of America Inc	1,931	163	Crane Co	1,782	111
RenaissanceRe Holdings Ltd	1,531	158	Donaldson Co Inc	710	30
StanCorp Financial Group Inc	2,543	177	Dover Corp	2,598	207
Torchmark Corp	5,172	274	Eaton Corp PLC	147,000	10,053
Unum Group	10,105	338	Ingersoll-Rand PLC	9,361	586
Validus Holdings Ltd	5,001	199	ITT Corp	4,133	186
Voya Financial Inc	5,645	222	Parker-Hannifin Corp	2,632	334
Willis Group Holdings PLC	147,500	5,978	Pentair PLC	6,821	457
WR Berkley Corp	3,888	200	SPX Corp	103,080	9,771
XL Group PLC	10,658	361	Textron Inc	10,531	437
		$55,777	Trinity Industries Inc	2,090	75
					$22,582
Internet - 0.13%
AOL Inc (a)	4,725	206	Office & Business Equipment - 0.46%
IAC/InterActiveCorp	2,508	170	Pitney Bowes Inc	6,807	168
Liberty Interactive Corp (a)	8,323	217	Xerox Corp	326,291	4,333
Symantec Corp	26,100	648			$4,501

		$1,241	Oil & Gas - 4.22%
Iron & Steel - 0.36%			Atwood Oceanics Inc	2,897	118
Nucor Corp	12,397	670	Chesapeake Energy Corp	15,528	344
Reliance Steel & Aluminum Co	2,999	203	Cimarex Energy Co	24,136	2,743
Steel Dynamics Inc	9,838	226	CVR Energy Inc	541	26
United States Steel Corp	61,923	2,479	Denbury Resources Inc	14,172	176
		$3,578	Diamond Offshore Drilling Inc	3,851	145
			Energen Corp	2,742	186
Leisure Products & Services - 1.11%			EP Energy Corp (a)	1,892	28
Jarden Corp (a)	3,399	221
			Helmerich & Payne Inc	59,599	5,174
Royal Caribbean Cruises Ltd	157,350	10,695	HollyFrontier Corp	6,141	279
		$10,916	Murphy Oil Corp	129,515	6,915
			Murphy USA Inc (a)	81,452	4,667
Lodging - 0.50%
Choice Hotels International Inc	1,885	101	Nabors Industries Ltd	10,262	183
Hyatt Hotels Corp (a)	68,960	4,084	Newfield Exploration Co (a)	5,228	170
Marriott International Inc/DE	1,503	114	Noble Energy Inc	3,965	229
MGM Resorts International (a)	11,572	269	Patterson-UTI Energy Inc	93,923	2,163
Starwood Hotels & Resorts Worldwide Inc	4,018	308	PBF Energy Inc	2,732	71
		$4,876	QEP Resources Inc	9,005	226
			Rowan Cos PLC	7,280	177

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Seadrill Ltd	146,230	$3,363	Liberty Property Trust	5,689	$198
Seventy Seven Energy Inc (a)	1,656	22	Macerich Co/The	5,382	379
Tesoro Corp	148,823	10,628	MFA Financial Inc	21,078	177
Ultra Petroleum Corp (a)	6,152	140	Mid-America Apartment Communities Inc	2,887	204
Unit Corp (a)	2,700	131	National Retail Properties Inc	4,743	181
Whiting Petroleum Corp (a)	47,540	2,911	Omega Healthcare Investors Inc	131,872	5,032
WPX Energy Inc (a)	6,942	133	Piedmont Office Realty Trust Inc	9,233	180
		$41,348	Post Properties Inc	3,260	182
			Prologis Inc	19,445	810
Oil & Gas Services - 0.07%			Realty Income Corp	8,530	393
Cameron International Corp (a)	2,829	168
			Regency Centers Corp	3,556	216
Frank's International NV	1,759	30	Senior Housing Properties Trust	7,496	169
MRC Global Inc (a)	3,215	68
Oil States International Inc (a)	2,705	162	SL Green Realty Corp	51,573	5,967
			Spirit Realty Capital Inc	13,457	160
Superior Energy Services Inc	8,365	210	Starwood Property Trust Inc	8,786	198
		$638	Tanger Factory Outlet Centers Inc	1,965	70
Packaging & Containers - 0.07%			Two Harbors Investment Corp	20,979	212
Bemis Co Inc	3,926	151	UDR Inc	454,577	13,742
Owens-Illinois Inc (a)	4,046	104	Ventas Inc	5,928	406
Rock-Tenn Co	4,854	248	Vornado Realty Trust	5,550	608
Sonoco Products Co	3,956	162	Washington Prime Group Inc	8,922	157
		$665	Weingarten Realty Investors	4,743	172
			Weyerhaeuser Co	18,138	614
Pharmaceuticals - 5.49%					$101,526
Cardinal Health Inc	388,502	30,489
Mallinckrodt PLC (a)	81,490	7,512	Retail - 4.59%
Omnicare Inc	223,777	14,902	Abercrombie & Fitch Co	3,577	120
Perrigo Co PLC	3,471	560	Bed Bath & Beyond Inc (a)	4,469	301
Quintiles Transnational Holdings Inc (a)	1,724	101	Best Buy Co Inc	7,634	261
VCA Inc (a)	5,226	238	Big Lots Inc	95,421	4,356
		$53,802	CST Brands Inc	638	24
			Darden Restaurants Inc	4,434	230
Pipelines - 0.02%			Dick's Sporting Goods Inc	4,603	209
ONEOK Inc	3,750	221	Dillard's Inc	63,867	6,755
			Dollar General Corp (a)	2,812	176
Real Estate - 0.66%			DSW Inc	4,330	128
Jones Lang LaSalle Inc	46,228	6,250	Foot Locker Inc	175,885	9,851
WP Carey Inc	3,796	257	GameStop Corp	4,120	176
		$6,507	Kohl's Corp	7,484	406
			L Brands Inc	171,634	12,378
REITS - 10.36%			Macy's Inc	149,401	8,638
Alexandria Real Estate Equities Inc	2,856	237	Penske Automotive Group Inc	1,364	62
American Campus Communities Inc	4,073	160	PVH Corp	584	67
American Capital Agency Corp	12,289	279	Rite Aid Corp (a)	18,512	97
American Realty Capital Properties Inc	30,443	270	Sally Beauty Holdings Inc (a)	2,416	71
Annaly Capital Management Inc	32,484	371	Signet Jewelers Ltd	1,454	175
AvalonBay Communities Inc	4,953	772	Staples Inc	24,524	311
BioMed Realty Trust Inc	7,357	160	Urban Outfitters Inc (a)	1,758	53
Boston Properties Inc	4,553	577	Wendy's Co/The	4,400	35
Brandywine Realty Trust	9,287	143	World Fuel Services Corp	3,261	134
Camden Property Trust	3,283	252			$45,014
CBL & Associates Properties Inc	9,569	183
Chimera Investment Corp	61,378	191	Savings & Loans - 2.20%
Columbia Property Trust Inc	6,104	154	First Niagara Financial Group Inc	661,535	4,954
Corporate Office Properties Trust	194,170	5,309	Hudson City Bancorp Inc	17,683	171
Corrections Corp of America	3,924	144	New York Community Bancorp Inc	537,580	8,575
DDR Corp	11,590	210	People's United Financial Inc	537,882	7,864
Digital Realty Trust Inc (b)	5,205	359			$21,564
Douglas Emmett Inc	5,580	157	Semiconductors - 1.30%
Duke Realty Corp	758,945	14,390	Altera Corp	6,620	227
Equity Commonwealth (a)	7,061	189
			Analog Devices Inc	5,766	286
Equity LifeStyle Properties Inc	158,366	7,776	Applied Materials Inc	15,473	342
Essex Property Trust Inc	33,975	6,855	Broadcom Corp	20,283	849
Extra Space Storage Inc	78,880	4,588	First Solar Inc (a)	2,752	162
Federal Realty Investment Trust	1,335	176	KLA-Tencor Corp	848	67
General Growth Properties Inc	150,828	3,908	Lam Research Corp	4,542	354
HCP Inc	17,718	779	Marvell Technology Group Ltd	15,389	207
Health Care REIT Inc	5,937	422	Maxim Integrated Products Inc	1,330	39
Home Properties Inc	3,378	217	Microchip Technology Inc	161,600	6,967
Hospitality Properties Trust	5,937	176	Micron Technology Inc (a)	74,010	2,449
Host Hotels & Resorts Inc	903,584	21,063	NVIDIA Corp	17,968	351
Iron Mountain Inc	1,069	38	ON Semiconductor Corp (a)	12,381	103
Kilroy Realty Corp	2,788	189	Rovi Corp (a)	5,601	117
Kimco Realty Corp	16,219	405

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Portfolio Summary (unaudited)
					Sector	Percent
Semiconductors (continued)					Financial	31.96%
Teradyne Inc	10,058		$185		Consumer, Non-cyclical	15.45%
			$12,705		Consumer, Cyclical	12.36%
Shipbuilding - 0.00%					Industrial	10.79%
Huntington Ingalls Industries Inc	437		46		Utilities	9.55%
					Technology	8.35%
					Energy	4.34%
Software - 2.51%					Exchange Traded Funds	3.59%
Activision Blizzard Inc	541,254		10,798		Basic Materials	2.40%
ANSYS Inc (a)	2,688		211
Autodesk Inc (a)	2,761		159		Communications	0.89%
					Diversified	0.03%
CA Inc	421,871		12,260		Other Assets in Excess of Liabilities, Net	0.29%
Citrix Systems Inc (a)	896		57
Dun & Bradstreet Corp/The	1,367		168		TOTAL NET ASSETS	100.00%
Electronic Arts Inc (a)	4,122		169
Fidelity National Information Services Inc	9,523		556
Informatica Corp (a)	632		22
Nuance Communications Inc (a)	8,796		136
Paychex Inc	2,065		97
			$24,633

Telecommunications - 0.14%
EchoStar Corp (a)	1,922		90
Frontier Communications Corp	38,748		253
Harris Corp	3,211		224
Juniper Networks Inc	14,068		297
Level 3 Communications Inc (a)	664		31
Motorola Solutions Inc	5,882		379
Telephone & Data Systems Inc	5,008		128
Windstream Holdings Inc	1,800		19
			$1,421

Textiles - 0.03%
Mohawk Industries Inc (a)	2,083		296

Toys, Games & Hobbies - 0.03%
Hasbro Inc	1,039		60
Mattel Inc	7,301		227
			$287

Transportation - 0.74%
Con-way Inc	3,353		145
Golar LNG Ltd	122,700		6,885
Ryder System Inc	1,800		159
Tidewater Inc	2,887		107
			$7,296

Trucking & Leasing - 0.02%
AMERCO	188		51
GATX Corp	2,756		175
			$226

Water - 0.05%
American Water Works Co Inc	6,049		323
Aqua America Inc	5,986		157
			$480
TOTAL COMMON STOCKS			$942,284
INVESTMENT COMPANIES - 3.59%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 3.59%
BlackRock Liquidity Funds FedFund Portfolio	505,855		506
BlackRock Liquidity Funds TempFund	30,675,858		30,676
Portfolio
Goldman Sachs Financial Square Funds -	3,741,460		3,741
Money Market Fund
JP Morgan Prime Money Market Fund	273,144		273
			$35,196
TOTAL INVESTMENT COMPANIES			$35,196
Total Investments			$977,480
Other Assets in Excess of Liabilities, Net - 0.29%			$2,814
TOTAL NET ASSETS - 100.00%			$980,294

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2014	Long	266	$36,934		$37,650	$716
Total						$716
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
October 31, 2014

INVESTMENT COMPANIES - 5.76%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.76%
Deutsche Money Market Series	19,980,000	$19,980	Other Asset Backed Securities (continued)
Morgan Stanley Institutional Liquidity Funds -	20,000,000	20,000	GE Equipment Midticket LLC Series 2014-1
Government Portfolio			0.20%, 09/22/2015(a)	$2,129	$2,129
STIT - Liquid Assets Portfolio	22,200,000	22,200	GE Equipment Small Ticket LLC Series 2014-
		$62,180	1
TOTAL INVESTMENT COMPANIES		$62,180	0.25%, 04/24/2015(a),(b)	1,412	1,412
	Principal		GE Equipment Transportation LLC Series
BONDS- 13.11%	Amount (000's) Value (000's)		2014-1
			0.20%, 06/23/2015(a)	2,944	2,944
Automobile Asset Backed Securities - 5.13%			GreatAmerica Leasing Receivables
Ally Auto Receivables Trust 2014-2			0.25%, 03/15/2015(a),(b)	1,008	1,008
0.20%, 10/15/2015 (a)	$5,477	$5,477	Macquarie Equipment Funding Trust 2014-A
Ally Auto Receivables Trust 2014-SN2			0.26%, 09/21/2015(b)	5,071	5,071
0.25%, 10/20/2015 (a)	6,500	6,500	Volvo Financial Equipment LLC Series 2014-
AmeriCredit Automobile Receivables Trust			1
2014-2			0.21%, 03/16/2015(b)	1,138	1,138
0.21%, 06/08/2015 (a)	1,893	1,893			$19,711
ARI Fleet Lease Trust 2014-A			TOTAL BONDS		$141,565
0.25%, 04/15/2015 (a),(b)	1,764	1,764
				Principal
Chrysler Capital Auto Receivables Trust 2014-			MUNICIPAL BONDS - 5.15%	Amount (000's) Value (000's)
B
0.20%, 10/15/2015 (a),(b)	7,615	7,615	California - 0.45%
Enterprise Fleet Financing LLC			California Statewide Communities
0.25%, 08/20/2015 (b)	2,945	2,945	Development Authority (credit support from
GM Financial Automobile Leasing Trust			Fannie Mae)
2014-2			0.11%, 11/07/2014(d)	$100	$100
0.25%, 09/21/2015 (b)	1,796	1,796	Kern Water Bank Authority (credit support
Mercedes Benz Auto Lease Trust 2014-A			from Wells Fargo)
0.20%, 04/15/2015 (a)	1,041	1,041	0.15%, 11/07/2014(d)	4,700	4,700
Nissan Auto Lease Trust 2014-B					$4,800
0.20%, 10/15/2015 (a)	7,100	7,100
			Colorado - 1.39%
Santander Drive Auto Receivables Trust 2014-			City of Colorado Springs CO Utilities System
2
0.25%, 05/15/2015 (a)	617	617	Revenue (credit support from Bank of
			America)
Volkswagen Auto Loan Enhanced Trust 2014-			0.15%, 11/07/2014(d)	6,100	6,100
2
0.20%, 10/20/2015 (a)	6,500	6,500	Colorado Housing & Finance
Wheels SPV 2 LLC			Authority (credit support from Federal Home
0.24%, 05/20/2015 (a),(b)	2,408	2,407	Loan Bank)
			0.09%, 11/07/2014(a),(d)	7,610	7,610
World Omni Auto Receivables Trust 2014-B			County of Kit Carson CO (credit support from
0.23%, 11/16/2015	4,800	4,800	Wells Fargo)
World Omni Automobile Lease Securitization			0.09%, 11/07/2014(d)	1,280	1,280
Trust 2014-A
0.20%, 10/09/2015	4,969	4,969			$14,990
		$55,424	Illinois - 1.15%
			Memorial Health System/IL (credit support
Banks- 1.41%			from JP Morgan Chase & Co)
JP Morgan Chase Bank NA			0.09%, 11/07/2014(d)	12,405	12,405
0.42%, 12/21/2014 (a)	8,000	8,000
Wells Fargo Bank NA
0.37%, 11/20/2015 (a)	7,200	7,200	Indiana - 0.29%
		$15,200	Ball State University Foundation Inc (credit
			support from US Bank)
Diversified Financial Services - 2.34%			0.10%, 11/03/2014(d)	3,150	3,150
Corporate Finance Managers Inc
0.15%, 11/07/2014 (a)	10,250	10,250
MetLife Inc			Iowa- 0.23%
0.30%, 08/17/2015 (a),(c)	15,000	15,000	Iowa Finance Authority (credit support from
		$25,250	GNMA/FNMA/FHLMC)
			0.11%, 11/07/2014(d)	2,500	2,500
Healthcare - Services - 0.92%
Portland Clinic LLP/The
0.11%, 11/07/2014 (a)	9,980	9,980	Maryland - 0.43%
			City of Baltimore MD (credit support from
			State Street Bank & Trust)
Insurance - 1.48%			0.09%, 11/07/2014(d)	4,600	4,600
New York Life Global
0.22%, 07/24/2015 (a),(c)	16,000	16,000
			Minnesota - 0.46%
			City of St Paul MN (credit support from US
Other Asset Backed Securities - 1.83%			Bank)
CNH Equipment Trust 2014-A			0.15%, 11/07/2014(d)	5,000	5,000
0.20%, 02/17/2015 (a)	1,872	1,872
Dell Equipment Finance Trust 2014-1
0.26%, 08/14/2015 (b)	4,137	4,137

See accompanying notes

Schedule of Investments
Money Market Fund
October 31, 2014

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

New Mexico - 0.39%			Banks (continued)
City of Las Cruces NM (credit support from			Skandinaviska Enskilda Banken AB
Wells Fargo)			0.15%, 12/29/2014(b),(e)	$6,000	$5,999
0.15%, 11/07/2014 (d)	$4,200	$4,200	0.20%, 11/17/2014(b),(e)	8,000	7,999
			0.22%, 01/08/2015(b),(e)	5,000	4,998
			0.23%, 12/01/2014(b),(e)	8,000	7,999
Oklahoma - 0.33%			Societe Generale SA
Oklahoma University Hospital (credit support			0.19%, 12/31/2014 (b),(e)	8,500	8,497
from Bank of America)
0.12%, 11/07/2014 (d)	3,600	3,600	Standard Chartered Bank/New York
			0.19%, 11/13/2014(b)	8,400	8,399
			0.21%, 02/17/2015(b)	8,000	7,995
Washington - 0.03%			0.23%, 12/18/2014(b)	8,880	8,877
Washington State Housing Finance			Sumitomo Mitsui Banking Corp
Commission (credit support from Fannie			0.15%, 12/30/2014(b),(e)	7,500	7,498
Mae)			0.20%, 12/09/2014(b),(e)	4,000	3,999
0.13%, 11/07/2014 (d)	320	320	0.21%, 12/05/2014(b),(e)	8,000	7,998
			0.22%, 12/10/2014(b),(e)	7,000	6,998
TOTAL MUNICIPAL BONDS		$55,565			$266,321

	Principal		Consumer Products - 1.22%
COMMERCIAL PAPER - 68.53%	Amount (000's) Value (000's)		Reckitt Benckiser Treasury Services
Agriculture - 0.31%			PLC (credit support from Reckitt Benckiser
Archer-Daniels-Midland Co			Group)
0.07%, 12/08/2014 (b)	$2,000	$2,000	0.21%, 12/04/2014(b),(d)	5,450	5,449
Philip Morris International Inc			0.22%, 11/25/2014(b),(d)	7,700	7,699
0.12%, 11/13/2014 (b)	1,350	1,350			$13,148

		$3,350	Diversified Financial Services - 26.11%
Automobile Manufacturers - 0.74%			Alpine Securitization Corp
BMW US Capital LLC (credit support from			0.19%, 11/07/2014(b)	4,000	4,000
BMW AG)			0.19%, 11/12/2014(b)	7,900	7,900
0.08%, 11/04/2014 (b),(d)	8,000	8,000	0.23%, 11/13/2014(b)	4,511	4,511
			0.26%, 02/04/2015(b)	8,500	8,494
			Anglesea Funding LLC
Banks- 24.67%			0.14%, 11/03/2014(b)	7,800	7,800
Bank of Tokyo-Mitsubishi UFJ Ltd/New York			AXA Financial Inc (credit support from AXA
NY			SA)
0.19%, 01/06/2015	7,000	6,998	0.20%, 12/01/2014(b),(d)	5,000	4,999
0.20%, 12/03/2014	5,000	4,999	BNP Paribas Finance Inc (credit support from
Barclays Bank PLC			BNP Paribas)
0.19%, 12/11/2014	8,000	7,998	0.18%, 11/14/2014(d)	7,800	7,799
0.22%, 01/09/2015	7,200	7,197	0.22%, 11/26/2014(d)	7,000	6,999
Credit Suisse/New York NY			0.22%, 12/02/2014(d)	7,000	6,999
0.22%, 11/05/2014	6,900	6,900	CAFCO LLC
0.22%, 12/17/2014	5,500	5,498	0.17%, 11/03/2014(b)	7,600	7,600
0.22%, 12/23/2014	8,000	7,997	Collateralized Commercial Paper Co LLC
0.26%, 11/14/2014	5,000	5,000	0.15%, 01/05/2015	10,000	9,997
DNB Bank ASA			0.20%, 11/24/2014	9,000	8,999
0.15%, 12/29/2014 (b),(e)	7,500	7,498
0.20%, 01/16/2015 (b),(e)	7,000	6,997	Collateralized Commercial Paper II Co LLC
			0.25%, 11/24/2014(b)	8,000	7,999
0.22%, 01/05/2015 (b),(e)	8,000	7,997
			Dealers Capital Access Trust Inc
HSBC USA Inc			0.20%, 11/07/2014	8,000	8,000
0.20%, 01/22/2015	5,300	5,298	0.20%, 11/19/2014	6,400	6,399
Manhattan Asset Funding Co LLC			0.21%, 12/08/2014	7,000	6,998
0.13%, 11/04/2014 (b)	6,900	6,900
0.15%, 12/02/2014 (b)	3,000	3,000	0.25%, 11/03/2014	5,000	5,000
0.16%, 11/19/2014 (b)	8,000	7,999	Fairway Finance LLC
			0.10%, 11/10/2014(b)	6,000	6,000
0.18%, 12/04/2014 (b)	8,000	7,999
			Gemini Securitization Corp LLC
Mitsubishi UFJ Trust & Banking Corp/NY			0.18%, 11/07/2014(b)	8,000	8,000
0.20%, 12/29/2014 (b)	7,500	7,498
			Gotham Funding Corp
Mizuho Funding LLC (credit support from			0.14%, 11/20/2014(b)	5,000	5,000
Mizuho Corp Bank Ltd)			0.15%, 11/06/2014(b)	8,000	8,000
0.20%, 11/04/2014 (b),(d)	7,000	7,000
			0.15%, 12/08/2014(b)	6,000	5,999
0.20%, 11/21/2014 (b),(d)	7,500	7,499
			0.16%, 11/21/2014(b)	7,400	7,399
0.21%, 02/18/2015 (b),(d)	8,000	7,995
			ING US Funding LLC (credit support from
MUFG Union Bank NA			ING Bank)
0.07%, 11/04/2014	8,000	8,000	0.20%, 02/02/2015(d)	8,000	7,996
0.08%, 11/03/2014	6,000	6,000	0.23%, 11/10/2014(d)	8,000	7,999
0.08%, 11/05/2014	7,800	7,800	0.29%, 02/20/2015(d)	8,000	7,993
Nordea Bank AB			John Deere Financial Inc (credit support from
0.18%, 11/03/2014 (b),(e)	8,000	8,000
			John Deere Capital Corp)
Oversea-Chinese Banking Corp Ltd			0.08%, 11/18/2014(b),(d)	8,000	8,000
0.19%, 11/13/2014 (e)	6,000	6,000
0.23%, 12/19/2014 (e)	7,000	6,998	JP Morgan Securities LLC
			0.15%, 11/12/2014	7,900	7,900

See accompanying notes

Schedule of Investments
Money Market Fund
October 31, 2014

		Principal			Principal
	COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

	Diversified Financial Services (continued)			REITS - 0.65%
	JP Morgan Securities LLC (continued)			Simon Property Group LP
	0.20%, 11/17/2014 (b)	$8,000	$7,999	0.14%, 12/22/2014(b)	$7,000		$6,999
	Liberty Street Funding LLC
	0.17%, 01/20/2015 (b)	7,000	6,997
	0.18%, 12/10/2014 (b)	8,000	7,998	Retail - 1.48%
				Army and Air Force Exchange Service
	National Rural Utilities Cooperative Finance			0.06%, 11/03/2014(b)	16,000		16,000
	Corp
	0.09%, 11/28/2014	7,000	6,999
	Nieuw Amsterdam Receivables Corp			Supranational Bank - 0.63%
	0.12%, 11/05/2014 (b)	1,230	1,230	Corp Andina de Fomento
	0.17%, 01/08/2015 (b)	3,000	2,999	0.24%, 11/14/2014(b)	6,800		6,799
	Sheffield Receivables Corp
	0.14%, 12/12/2014 (b)	7,000	6,999
	0.18%, 11/12/2014 (b)	8,000	8,000	Telecommunications - 1.96%
	0.18%, 11/18/2014 (b)	7,000	6,999	Telstra Corp Ltd
				0.16%, 01/09/2015(b)	7,420		7,418
	0.22%, 02/03/2015 (b)	4,000	3,998
				0.20%, 03/16/2015(b)	7,000		6,995
	Thunder Bay Funding LLC			0.22%, 03/23/2015(b)	6,800		6,794
	0.12%, 11/25/2014 (b)	5,600	5,600
	Toyota Credit Canada Inc (credit support						$21,207
	from Toyota Financial Services)			TOTAL COMMERCIAL PAPER			$739,988
	0.17%, 11/19/2014 (d)	7,900	7,899		Principal
	0.17%, 11/20/2014 (d)	7,400	7,399	CERTIFICATE OF DEPOSIT - 3.29%	Amount (000's)	Value	(000	's)
			$281,895	Banks - 3.29%
	Electric - 3.69%			Bank of America NA
	GDF Suez			0.18%, 12/16/2014	6,700		6,700
	0.14%, 12/03/2014 (b)	6,400	6,399	0.20%, 12/11/2014	9,000		9,000
	0.14%, 12/16/2014 (b)	6,500	6,499	0.20%, 12/12/2014	7,000		7,000
	0.15%, 12/19/2014 (b)	6,100	6,099	Bank of Nova Scotia/Houston
				0.39%, 11/11/2015(a),(e)	5,800		5,800
	0.21%, 11/18/2014 (b)	7,900	7,899
	Oglethorpe Power Corp			Citibank NA
	0.17%, 12/15/2014 (b)	6,986	6,984	0.19%, 02/23/2015	7,000		7,000
	0.17%, 01/12/2015 (b)	6,000	5,998				$35,500
			$39,878	TOTAL CERTIFICATE OF DEPOSIT			$35,500
					Maturity
	Electrical Components & Equipment - 0.64%			REPURCHASE AGREEMENTS - 4.47%	Amount (000's)	Value	(000	's)
	Emerson Electric Co
	0.09%, 12/26/2014 (b)	6,900	6,899	Banks - 4.47%
				Merrill Lynch Repurchase Agreement; 0.08%	$48,240		$48,240
				dated 10/31/2014 maturing 11/03/2014
Food	- 0.69%			(collateralized by US Government
	Unilever Capital Corp (credit support from			Securities; $49,204,800; 0.00% - 2.25%;
	Unilever PLC)			dated 03/31/16 - 08/15/21)
	0.05%, 11/06/2014 (b),(d)	7,500	7,500
				TOTAL REPURCHASE AGREEMENTS			$48,240
	Insurance - 2.78%			Total Investments			$1,083,038
	Prudential Funding LLC (credit support from			Liabilities in Excess of Other Assets, Net - (0.31)%				$(3,315)
	Prudential Financial Inc)			TOTAL NET ASSETS - 100.00%			$1,079,723
	0.06%, 11/07/2014 (d)	7,000	7,000
	Prudential PLC
	0.15%, 12/15/2014 (b)	8,000	7,998	(a)	Variable Rate. Rate shown is in effect at October 31, 2014.
	0.15%, 01/07/2015 (b)	7,000	6,998	(b)			Security exempt from registration under Rule 144A of the Securities Act of
	0.18%, 02/17/2015 (b)	5,000	4,997	1933. These securities may be resold in transactions exempt from
	0.21%, 01/15/2015 (b)	3,000	2,999	registration, normally to qualified institutional buyers. Unless otherwise
			$29,992	indicated, these securities are not considered illiquid. At the end of the
				period, the value of these securities totaled $548,223 or 50.77% of net
	Miscellaneous Manufacturing - 2.12%			assets.
	Dover Corp			(c) Security is Illiquid
	0.08%, 11/03/2014 (b)	16,000	16,000	(d)			Credit support indicates investments that benefit from credit enhancement
	0.09%, 11/03/2014 (b)	6,900	6,900	or liquidity support provided by a third party bank, institution, or
				government agency.
	Oil & Gas - 0.63%			(e)	Security issued by foreign bank and denominated in USD.
	BP Capital Markets PLC (credit support from
	BP PLC)
	0.10%, 11/07/2014 (b),(d)	6,800	6,800

	Pipelines - 0.21%
	Questar Corp
	0.14%, 11/12/2014 (b)	2,300	2,300

See accompanying notes

Schedule of Investments
Money Market Fund
October 31, 2014

Portfolio Summary (unaudited)
Sector	Percent
Financial	67.20%
Asset Backed Securities	6.96%
Exchange Traded Funds	5.76%
Insured	5.15%
Utilities	3.69%
Consumer, Non-cyclical	3.14%
Industrial	2.76%
Consumer, Cyclical	2.22%
Communications	1.96%
Energy	0.84%
Government	0.63%
Liabilities in Excess of Other Assets, Net	(0.31)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
October 31, 2014

COMMON STOCKS - 96.72%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 0.86%			Banks (continued)
BAE Systems PLC	149,330	$1,100	DBS Group Holdings Ltd	47,825	$688
Cobham PLC	47,421	221	Deutsche Bank AG	58,355	1,825
Embraer SA ADR	522,500	20,189	DNB ASA	1,426,794	26,214
Finmeccanica SpA (a)	26,430	239	Erste Group Bank AG	575,709	14,691
Thales SA	2,911	145	Fukuoka Financial Group Inc	50,000	256
		$21,894	Gunma Bank Ltd/The	24,000	150
			Hachijuni Bank Ltd/The	28,000	171
Agriculture - 4.16%			Hang Seng Bank Ltd	37,700	639
British American Tobacco PLC	665,662	37,728	Hiroshima Bank Ltd/The	33,000	165
Imperial Tobacco Group PLC	755,002	32,799	Hokuhoku Financial Group Inc	79,000	159
Japan Tobacco Inc	46,800	1,597	HSBC Holdings PLC	2,782,566	28,473
KT&G Corp	278,094	24,623	HSBC Holdings PLC	3,951,180	40,283
Philip Morris International Inc	108,000	9,613	HSBC Holdings PLC ADR	14,023	715
Swedish Match AB	4,530	147	ING Groep NV (a)	2,099,406	30,064
		$106,507	Intesa Sanpaolo SpA - RSP	59,751	153
Airlines - 1.38%			Iyo Bank Ltd/The	17,000	182
ANA Holdings Inc	50,000	116	Joyo Bank Ltd/The	44,000	236
			KBC Groep NV (a)	240,494	12,918
(a) International Consolidated Airlines Group SA	4,390,094	28,799	Lloyds Banking Group PLC (a)	21,717,247	26,818
Japan Airlines Co Ltd	7,600	204	Mitsubishi UFJ Financial Group Inc	609,300	3,552
Ryanair Holdings PLC ADR(a)	111,600	6,198	Mizuho Financial Group Inc	1,119,600	2,040
		$35,317	National Australia Bank Ltd	99,143	3,067
			Natixis SA	20,790	143
Apparel - 0.01%			Nordea Bank AB	129,104	1,660
Yue Yuen Industrial Holdings Ltd	47,500	159	Oversea-Chinese Banking Corp Ltd	139,000	1,071
			Resona Holdings Inc	102,900	589
Automobile Manufacturers - 3.96%			Shizuoka Bank Ltd/The	36,000	372
Bayerische Motoren Werke AG	5,966	640	Skandinaviska Enskilda Banken AB	76,810	987
Daihatsu Motor Co Ltd	12,000	170	Societe Generale SA	15,257	735
Daimler AG	605,770	47,232	Standard Chartered PLC	104,893	1,579
Honda Motor Co Ltd	76,300	2,439	Sumitomo Mitsui Financial Group Inc	572,300	23,340
Hyundai Motor Co	129,297	20,517	Sumitomo Mitsui Trust Holdings Inc	141,070	576
Mitsubishi Motors Corp	42,600	438	Svenska Handelsbanken AB	25,238	1,206
			Swedbank AB	38,492	1,020
Nissan Motor Co Ltd	116,400	1,062	UBS AG (a)	1,966,982	34,202
Peugeot SA (a)	25,851	307
Toyota Motor Corp	468,600	28,199	United Overseas Bank Ltd	1,134,000	20,316
Volkswagen AG	1,905	406	Westpac Banking Corp	152,826	4,691
		$101,410	Yamaguchi Financial Group Inc	14,000	134
					$463,745
Automobile Parts & Equipment - 0.52%
Aisin Seiki Co Ltd	12,300	410	Beverages - 0.04%
Bridgestone Corp	14,600	488	Coca-Cola Amatil Ltd	37,504	303
Cie Generale des Etablissements Michelin	9,563	831	Kirin Holdings Co Ltd	39,500	512
Hankook Tire Co Ltd	214,859	11,070	Treasury Wine Estates Ltd	41,472	169
NHK Spring Co Ltd	10,500	96			$984
NOK Corp	6,200	157	Building Materials - 0.75%
Stanley Electric Co Ltd	6,000	122	Asahi Glass Co Ltd	42,000	219
Sumitomo Rubber Industries Ltd	7,200	99	CRH PLC	796,245	17,693
Toyoda Gosei Co Ltd	4,300	83	CRH PLC	29,764	660
Yokohama Rubber Co Ltd/The	9,000	82	Fletcher Building Ltd	15,426	104
		$13,438	HeidelbergCement AG	9,305	635
Banks - 18.11%					$19,311
Aozora Bank Ltd	69,000	243	Chemicals - 5.60%
Australia & New Zealand Banking Group Ltd	133,092	3,938	Air Water Inc	10,000	159
Banco Bilbao Vizcaya Argentaria SA	124,243	1,390	Akzo Nobel NV	628,481	41,911
Banco Santander SA	3,266,616	28,862	Asahi Kasei Corp	55,000	451
Banco Santander SA - Rights (a)	3,266,616	622	BASF SE	47,138	4,165
Bank Hapoalim BM	33,886	174	Clariant AG (a)	733,448	12,794
Bank Leumi Le-Israel BM (a)	30,601	109	Daicel Corp	19,000	219
Bank of East Asia Ltd	85,366	356	Givaudan SA (a)	10,371	17,319
Bank of Kyoto Ltd/The	22,000	191	Hitachi Chemical Co Ltd	7,000	123
Bank of Queensland Ltd	23,246	258	Incitec Pivot Ltd	68,512	176
Bank of Yokohama Ltd/The	77,000	445	K+S AG	11,557	324
Barclays PLC	12,492,152	48,044	Kaneka Corp	18,000	99
Bendigo & Adelaide Bank Ltd	28,528	313	Koninklijke DSM NV	6,550	410
BNP Paribas SA	517,659	32,531	Kuraray Co Ltd	23,100	268
BOC Hong Kong Holdings Ltd	176,300	587	Linde AG	127,683	23,565
Chiba Bank Ltd/The	48,000	341	Lonza Group AG (a)	161,994	17,850
Chugoku Bank Ltd/The	10,200	151	Mitsubishi Chemical Holdings Corp	43,500	214
Commonwealth Bank of Australia	28,380	2,018	Mitsubishi Gas Chemical Co Inc	26,000	156
Credit Agricole SA	52,372	775	Shin-Etsu Chemical Co Ltd	346,400	22,235
Credit Suisse Group AG (a)	1,250,279	33,312	Sumitomo Chemical Co Ltd	48,000	165
Danske Bank A/S	837,752	23,005

See accompanying notes

Schedule of Investments
Overseas Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Electronics (continued)
Taiyo Nippon Sanso Corp	8,000	$72	Toshiba Corp	170,000	$751
Teijin Ltd	61,000	149			$2,654
Yara International ASA	11,926	548
		$143,372	Engineering & Construction - 2.13%
			ABB Ltd (a)	515,307	11,305
Commercial Services - 0.05%			ABB Ltd ADR(a)	244,200	5,358
Atlantia SpA	17,197	406	ACS Actividades de Construccion y Servicios	11,772	437
Dai Nippon Printing Co Ltd	37,000	365	SA
Securitas AB	20,345	225	Auckland International Airport Ltd	30,514	92
Toppan Printing Co Ltd	37,000	252	Balfour Beatty PLC	1,870,504	4,621
		$1,248	Cheung Kong Infrastructure Holdings Ltd	41,000	299
			JGC Corp	477,000	12,259
Computers - 0.01%			Kajima Corp	37,000	165
Cap Gemini SA	4,579	301	Leighton Holdings Ltd	6,508	127
			Obayashi Corp	15,000	103
Cosmetics & Personal Care - 0.57%			Sembcorp Industries Ltd	1,948,000	7,369
Svenska Cellulosa AB SCA	19,241	431	Skanska AB	25,492	520
Unilever NV - CVA	362,596	14,054	Tecnicas Reunidas SA	213,296	10,508
		$14,485	Vinci SA	22,938	1,309
			WorleyParsons Ltd	13,261	158
Distribution & Wholesale - 1.49%					$54,630
ITOCHU Corp	75,200	909
Jardine Cycle & Carriage Ltd	633,100	19,680	Entertainment - 0.02%
Marubeni Corp	78,000	501	Tabcorp Holdings Ltd	50,381	181
Mitsubishi Corp	68,000	1,333	Tatts Group Ltd	95,499	292
Mitsui & Co Ltd	84,500	1,276			$473
Sumitomo Corp	1,332,600	14,219	Food - 2.40%
Toyota Tsusho Corp	14,200	358	Aryzta AG (a)	2,795	239
		$38,276	Casino Guichard Perrachon SA	79,809	8,183
Diversified Financial Services - 1.51%			Charoen Pokphand Foods PCL (b)	18,845,400	18,089
Daiwa Securities Group Inc	78,000	616	Dairy Crest Group PLC	1,421,742	9,497
Deutsche Boerse AG	264,205	18,083	Delhaize Group SA	6,718	459
Investec PLC	36,173	332	J Sainsbury PLC	82,349	324
Mitsubishi UFJ Lease & Finance Co Ltd	32,500	172	Koninklijke Ahold NV	47,363	793
Old Mutual PLC	250,884	779	Marine Harvest ASA	390,079	5,525
ORIX Corp	60,600	841	Metcash Ltd	59,088	148
Shinhan Financial Group Co Ltd	379,027	17,839	Nestle SA	47,541	3,486
		$38,662	Nisshin Seifun Group Inc	14,960	151
			Nissin Foods Holdings Co Ltd	1,900	100
Electric - 1.35%			Orkla ASA	1,653,155	12,641
AGL Energy Ltd	44,338	532	Seven & I Holdings Co Ltd	14,600	570
AusNet Services	112,032	135	Tesco PLC	420,286	1,167
Chubu Electric Power Co Inc	20,900	251			$61,372
Chugoku Electric Power Co Inc/The	19,900	262
CLP Holdings Ltd	93,000	801	Forest Products & Paper - 0.74%
E.ON SE	95,652	1,649	DS Smith PLC	4,301,151	18,268
EDP - Energias de Portugal SA	155,319	668	Oji Holdings Corp	53,000	191
Electric Power Development Co Ltd	7,800	273	UPM-Kymmene OYJ	33,956	539
Electricite de France SA	15,941	471			$18,998
Enel Green Power SpA	73,651	181
Enel SpA	313,387	1,601	Gas - 1.26%
Fortum OYJ	21,695	503	Centrica PLC	248,620	1,206
			Enagas SA	12,525	420
GDF Suez	908,038	22,047	Gas Natural SDG SA	16,705	483
Hokuriku Electric Power Co	10,800	146	National Grid PLC	1,960,552	29,094
Iberdrola SA	243,047	1,721
Power Assets Holdings Ltd	65,500	632	Osaka Gas Co Ltd	121,000	483
RWE AG	22,906	813	Snam SpA	99,335	537
SSE PLC	45,947	1,178			$32,223
Tohoku Electric Power Co Inc	29,000	362	Hand & Machine Tools - 0.62%
Tokyo Electric Power Co Inc (a)	92,700	334	Sandvik AB	1,429,660	15,705
		$34,560	Techtronic Industries Co Ltd	88,000	275

Electrical Components & Equipment - 4.90%					$15,980
Hitachi Ltd	6,026,000	47,349	Healthcare - Products - 0.00%
Legrand SA	486,159	26,165	Cochlear Ltd	1,279	83
Mabuchi Motor Co Ltd	319,800	27,623
Schneider Electric SE	308,023	24,268
		$125,405	Holding Companies - Diversified - 0.46%
			China Merchants Holdings International Co	3,120,000	9,862
Electronics - 0.10%			Ltd
Hoya Corp	13,900	492	Keppel Corp Ltd	71,000	521
Ibiden Co Ltd	7,300	109	NWS Holdings Ltd	96,000	179
Kyocera Corp	13,600	627	Swire Pacific Ltd	44,500	584
NEC Corp	158,000	559
Nippon Electric Glass Co Ltd	25,000	116

See accompanying notes

Schedule of Investments
Overseas Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Holding Companies - Diversified (continued)			Machinery - Diversified (continued)
Wharf Holdings Ltd/The	72,000	$533	Amada Co Ltd	1,567,900	$13,693
		$11,679	CNH Industrial NV	39,323	321
			Husqvarna AB	26,116	195
Home Builders - 0.06%			Metso OYJ	4,832	158
Daiwa House Industry Co Ltd	27,000	511	Mitsubishi Heavy Industries Ltd	97,000	605
Persimmon PLC (a)	9,762	229
			OC Oerlikon Corp AG (a)	900,149	11,390
Sekisui Chemical Co Ltd	18,000	224	Sumitomo Heavy Industries Ltd	13,000	71
Sekisui House Ltd	36,900	459	Teco Electric and Machinery Co Ltd	8,768,300	9,756
		$1,423			$36,678

Home Furnishings - 0.23%			Media - 1.72%
Electrolux AB	188,162	5,332	Axel Springer SE	2,609	143
Matsushita Electric Industrial Co Ltd	51,700	622	Lagardere SCA	7,915	193
		$5,954	Pearson PLC	40,689	763
Insurance - 6.50%			ProSiebenSat.1 Media AG	14,288	577
Admiral Group PLC	12,677	271	Reed Elsevier NV	1,810,643	41,709
Aegon NV	2,622,209	21,372	Singapore Press Holdings Ltd	67,000	223
Allianz SE	23,407	3,722	Wolters Kluwer NV	20,254	541
Assicurazioni Generali SpA	49,630	1,018			$44,149
Aviva PLC	2,799,154	23,413	Metal Fabrication & Hardware - 0.00%
AXA SA	628,886	14,527	Maruichi Steel Tube Ltd	3,100	73
Baloise Holding AG	3,066	386
CNP Assurances	11,153	209
Delta Lloyd NV	997,138	22,728	Mining - 1.05%
Direct Line Insurance Group PLC	104,566	463	Anglo American PLC	71,675	1,513
Hannover Rueck SE	3,855	322	Antofagasta PLC	17,191	194
Helvetia Holding AG	10,597	5,039	BHP Billiton PLC	108,396	2,800
Insurance Australia Group Ltd	119,111	689	Glencore PLC	223,719	1,148
Legal & General Group PLC	293,051	1,086	Mitsubishi Materials Corp	72,000	225
Mapfre SA	59,198	203	Newcrest Mining Ltd (a)	49,005	402
MS&AD Insurance Group Holdings Inc	23,100	499	Orica Ltd	23,540	430
Muenchener Rueckversicherungs-Gesellschaft	7,351	1,447	Rio Tinto Ltd	20,713	1,106
AG			Rio Tinto PLC	388,533	18,487
Sampo Oyj	22,335	1,070	Sumitomo Metal Mining Co Ltd	34,000	472
SCOR SE	9,915	304			$26,777
Standard Life PLC	96,230	608
Suncorp Group Ltd	31,152	405	Miscellaneous Manufacturing - 1.52%
Swiss Life Holding AG (a)	66,349	15,223	ALS Ltd	25,262	125
Swiss Re AG (a)	14,969	1,210	FUJIFILM Holdings Corp	22,100	742
T&D Holdings Inc	37,700	486	Konica Minolta Inc	31,000	346
			Nikon Corp	1,581,200	21,665
Tokio Marine Holdings Inc	29,400	943	Siemens AG	143,025	16,133
Tryg A/S	1,375	149
Zurich Insurance Group AG (a)	160,534	48,582			$39,011
		$166,374	Office & Business Equipment - 0.77%
Investment Companies - 0.02%			Canon Inc	625,700	19,197
BGP Holdings PLC (a),(b),(c)	738,711	—	Ricoh Co Ltd	44,000	454
Groupe Bruxelles Lambert SA	5,326	476			$19,651
Pargesa Holding SA	2,036	158	Oil & Gas - 5.79%
		$634	BG Group PLC	1,163,158	19,385
			BP PLC	791,100	5,692
Iron & Steel - 0.11%			CNOOC Ltd	8,107,000	12,695
ArcelorMittal	41,633	547
JFE Holdings Inc	31,500	625	Eni SpA	692,034	14,744
Kobe Steel Ltd	195,000	310	Idemitsu Kosan Co Ltd	5,600	108
			Imperial Oil Ltd	295,700	14,228
Nippon Steel & Sumitomo Metal Corp	375,000	989	Inpex Corp	41,200	527
Voestalpine AG	7,520	301	JX Holdings Inc	104,810	449
		$2,772	Repsol SA	43,177	965
Leisure Products & Services - 0.85%			Royal Dutch Shell PLC - A Shares	661,856	23,668
Carnival PLC	541,483	21,592	Royal Dutch Shell PLC - A Shares	424,633	15,169
Yamaha Corp	10,700	147	Royal Dutch Shell PLC - B Shares	130,581	4,824
		$21,739	Seadrill Ltd	15,512	350
			Statoil ASA	59,717	1,367
Lodging - 0.00%			Total SA	541,510	32,330
City Developments Ltd	9,000	66	Transocean Ltd	14,939	445
			Woodside Petroleum Ltd	34,915	1,240
Machinery - Construction & Mining - 1.15%					$148,186
Hitachi Construction Machinery Co Ltd	7,100	145	Oil & Gas Services - 1.43%
Joy Global Inc	265,600	13,979	Petrofac Ltd	408,451	6,920
Komatsu Ltd	652,000	15,393	Technip SA	411,384	29,723
		$29,517			$36,643

Machinery - Diversified - 1.43%			Packaging & Containers - 0.48%
Alstom SA (a)	13,991	489
			Rexam PLC	1,601,524	12,207

See accompanying notes

Schedule of Investments
Overseas Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Packaging & Containers (continued)			Retail (continued)
Toyo Seikan Group Holdings Ltd	10,500	$127	Marks & Spencer Group PLC	81,252	$529
		$12,334	Rallye SA	263,626	10,217
			Takashimaya Co Ltd	17,000	145
Pharmaceuticals - 9.85%					$23,900
Alfresa Holdings Corp	10,800	137
AstraZeneca PLC	53,512	3,909	Semiconductors - 0.02%
Bayer AG	175,647	25,121	Rohm Co Ltd	6,400	390
Chugai Pharmaceutical Co Ltd	5,000	156
Eisai Co Ltd	10,600	415
GlaxoSmithKline PLC	988,261	22,348	Shipbuilding - 0.34%
Kyowa Hakko Kirin Co Ltd	15,000	175	Sembcorp Marine Ltd	3,046,000	8,629
Medipal Holdings Corp	9,800	109	Yangzijiang Shipbuilding Holdings Ltd	128,000	113
Merck KGaA	2,986	270			$8,742
Mitsubishi Tanabe Pharma Corp	15,000	228	Software - 0.67%
Novartis AG	871,974	80,922	SAP SE	252,179	17,182
Orion OYJ	6,366	217
Otsuka Holdings Co Ltd	18,800	660
Roche Holding AG	105,255	31,061	Telecommunications - 6.51%
Sanofi	702,071	63,706	Belgacom SA	9,975	377
Taisho Pharmaceutical Holdings Co Ltd	1,000	70	Bezeq The Israeli Telecommunication Corp	127,968	219
Takeda Pharmaceutical Co Ltd	33,500	1,452	Ltd
Teva Pharmaceutical Industries Ltd	19,987	1,128	BT Group PLC	197,050	1,162
Teva Pharmaceutical Industries Ltd ADR	357,400	20,182	China Mobile Ltd	2,693,841	33,518
		$252,266	Deutsche Telekom AG	161,975	2,441
			Elisa OYJ	9,162	252
Real Estate - 0.30%			HKT Trust and HKT Ltd	169,920	207
Brookfield Incorporacoes SA (a)	3,442,200	2,195	KDDI Corp	612,500	40,223
Cheung Kong Holdings Ltd	66,500	1,181	Nippon Telegraph & Telephone Corp	17,900	1,114
Deutsche Wohnen AG	9,167	207	NTT DOCOMO Inc	73,000	1,231
Henderson Land Development Co Ltd	69,420	469	Orange SA	92,293	1,469
Hysan Development Co Ltd	41,000	187	PCCW Ltd	280,829	178
Keppel Land Ltd	46,000	120	Singapore Telecommunications Ltd	373,000	1,098
Kerry Properties Ltd	43,000	147	SK Telecom Co Ltd	129,542	32,463
Lend Lease Group	35,521	495	Spark New Zealand Ltd	130,895	323
New World Development Co Ltd	329,936	415	Swisscom AG	1,242	732
Nomura Real Estate Holdings Inc	4,100	72	TDC A/S	2,122,650	16,210
Sino Land Co Ltd	194,000	321	Tele2 AB	21,063	267
Sun Hung Kai Properties Ltd	78,383	1,170	Telecom Italia SpA (a)	536,285	608
Swire Properties Ltd	77,200	247	Telecom Italia SpA - RSP	385,273	345
UOL Group Ltd	30,000	151	Telefonica SA	174,092	2,620
Wheelock & Co Ltd	61,000	294	Telekomunikasi Indonesia Persero Tbk PT	15,129,200	3,446
		$7,671	Telenor ASA	39,420	886
			TeliaSonera AB	100,926	699
REITS - 0.65%			Vivendi SA (a)	62,914	1,537
Ascendas Real Estate Investment Trust	136,000	236	Vodafone Group PLC	6,907,926	22,972
British Land Co PLC/The	49,670	580			$166,597
CapitaCommercial Trust	137,000	178
Dexus Property Group	354,350	379	Transportation - 1.06%
Federation Centres	92,437	222	AP Moeller - Maersk A/S - A shares	249	566
Fonciere Des Regions	1,842	169	AP Moeller - Maersk A/S - B shares	223	520
Goodman Group	115,875	566	Central Japan Railway Co	7,200	1,074
GPT Group/The	111,140	404	East Japan Railway Co	167,100	13,051
Hammerson PLC	46,751	459	Kamigumi Co Ltd	15,000	145
Intu Properties PLC	58,810	321	MTR Corp Ltd	93,500	381
Japan Retail Fund Investment Corp	149	300	Nippon Yusen KK	108,000	280
Klepierre	6,689	290	PostNL NV (a)	2,364,473	10,050
Land Securities Group PLC	40,894	726	Tobu Railway Co Ltd	33,000	167
Link REIT/The	1,238,940	7,285	Tokyu Corp	37,000	244
Mirvac Group	243,753	387	Toll Holdings Ltd	43,556	218
Nippon Prologis REIT Inc	98	227	West Japan Railway Co	10,900	520
Novion Property Group	141,693	264			$27,216
Scentre Group (a)	225,630	720
Segro PLC	49,785	303	Water - 0.28%
Stockland	151,213	565	Guangdong Investment Ltd	5,360,400	7,051
Unibail-Rodamco SE	4,901	1,257
United Urban Investment Corp	161	254	TOTAL COMMON STOCKS		$2,476,931
Westfield Corp	96,338	677	INVESTMENT COMPANIES - 2.90%	Shares Held Value (000's)
		$16,769	Publicly Traded Investment Fund - 2.90%
Retail - 0.93%			BlackRock Liquidity Funds TempFund	53,657,708	53,658
Aeon Co Ltd	38,900	385	Portfolio
Dixons Carphone PLC	63,409	403	Goldman Sachs Financial Square Funds -	20,029,476	20,029
Harvey Norman Holdings Ltd	22,073	74	Money Market Fund
Kering	3,190	616
Kingfisher PLC	2,380,250	11,531

See accompanying notes

Schedule of Investments Overseas Fund October 31, 2014

INVESTMENT COMPANIES (continued)	Shares Held	Value(000	's)

Publicly Traded Investment Fund (continued)
JP Morgan Prime Money Market Fund	551,772	$552
$74,239
TOTAL INVESTMENT COMPANIES	$74,239
PREFERRED STOCKS - 0.10%	Shares Held	Value(000	's)

Automobile Manufacturers - 0.10%
Bayerische Motoren Werke AG	3,593	288
Porsche Automobil Holding SE	7,621	626
Volkswagen AG	7,961	1,702
$2,616
TOTAL PREFERRED STOCKS	$2,616
Total Investments	$2,553,786
Other Assets in Excess of Liabilities, Net - 0.28%	$7,182
TOTAL NET ASSETS - 100.00%	$2,560,968

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$18,089 or 0.71% of net assets.
(c)	Security is Illiquid

Portfolio Summary (unaudited)
Country	Percent
United Kingdom	20.51%
Japan	13.75%
Switzerland	12.98%
France	10.75%
Netherlands	6.69%
Germany	6.60%
United States	4.67%
Korea, Republic Of	4.16%
Hong Kong	2.67%
Singapore	2.36%
Spain	1.88%
Norway	1.84%
Denmark	1.59%
Sweden	1.12%
Australia	1.08%
Ireland	0.96%
Brazil	0.87%
Israel	0.85%
Italy	0.78%
Thailand	0.71%
Austria	0.58%
Canada	0.56%
Belgium	0.56%
China	0.50%
Taiwan, Province Of China	0.38%
Indonesia	0.13%
Finland	0.11%
Portugal	0.03%
Luxembourg	0.02%
New Zealand	0.01%
Bermuda	0.01%
South Africa	0.01%
Other Assets in Excess of Liabilities, Net	0.28%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2014	Long	636	$59,330	$58,385	$(945)
S&P 500 Emini; December 2014	Long	247	24,357	24,841	484
Total	$(461)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2014

COMMON STOCKS - 97.77%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.21%			Cosmetics & Personal Care - 0.82%
Boeing Co/The	232,167	$29,000	Procter & Gamble Co/The	233,885	$20,411
Northrop Grumman Corp	93,792	12,939
Teledyne Technologies Inc (a)	127,479	13,211
			Distribution & Wholesale - 0.44%
		$55,150	Pool Corp	182,998	10,925
Airlines - 0.36%
Alaska Air Group Inc	103,704	5,520	Diversified Financial Services - 3.60%
Cathay Pacific Airways Ltd ADR	378,085	3,509	Ameriprise Financial Inc	87,749	11,071
		$9,029	Charles Schwab Corp/The	925,204	26,526
Apparel - 2.12%			FNF Group	368,414	10,993
Nike Inc	429,469	39,928	Franklin Resources Inc	528,052	29,365
Ralph Lauren Corp	79,015	13,025	T Rowe Price Group Inc	144,519	11,864
		$52,953			$89,819

Automobile Manufacturers - 1.02%			Electric - 1.09%
Nissan Motor Co Ltd ADR	113,828	2,100	Duke Energy Corp	114,158	9,378
PACCAR Inc	357,849	23,375	Edison International	174,725	10,935
		$25,475	Xcel Energy Inc	206,491	6,911
					$27,224
Automobile Parts & Equipment - 1.31%
Autoliv Inc	130,119	11,937	Electronics - 2.32%
Johnson Controls Inc	436,997	20,648	FEI Co	78,318	6,601
		$32,585	FLIR Systems Inc	116,841	3,918
			Thermo Fisher Scientific Inc	141,967	16,691
Banks - 7.08%			Trimble Navigation Ltd (a)	273,427	7,344
City National Corp/CA	136,082	10,711	Waters Corp (a)	210,654	23,340
East West Bancorp Inc	309,377	11,373			$57,894
Goldman Sachs Group Inc/The	65,872	12,515
JP Morgan Chase & Co	467,433	28,270	Engineering & Construction - 0.62%
PNC Financial Services Group Inc/The	201,179	17,380	Granite Construction Inc	152,429	5,626
			Jacobs Engineering Group Inc (a)	206,560	9,801
State Street Corp	129,070	9,740
SVB Financial Group (a)	113,005	12,656			$15,427
US Bancorp/MN	560,683	23,885	Environmental Control - 0.53%
Wells Fargo & Co	942,708	50,048	Waste Connections Inc	263,240	13,136
		$176,578

Beverages - 1.80%			Food - 2.61%
AMBEV SA ADR	759,102	5,071	Dairy Farm International Holdings Ltd ADR	159,187	7,641
Brown-Forman Corp	128,694	11,926	Darling Ingredients Inc (a)	112,629	1,982
Coca-Cola Co/The	463,073	19,394	General Mills Inc	258,006	13,406
PepsiCo Inc	89,087	8,567	Kroger Co/The	358,898	19,994
		$44,958	McCormick & Co Inc/MD	162,817	11,515
Biotechnology - 1.23%			Whole Foods Market Inc	265,392	10,438
Gilead Sciences Inc (a)	273,783	30,664			$64,976
			Gas - 1.68%
Building Materials - 0.59%			Sempra Energy	381,494	41,964
Apogee Enterprises Inc	251,725	11,051
Simpson Manufacturing Co Inc	106,816	3,533	Healthcare - Products - 2.12%
		$14,584	Becton Dickinson and Co	119,593	15,391
			Edwards Lifesciences Corp (a)	98,782	11,945
Chemicals - 2.40%
Axiall Corp	111,443	4,491	Medtronic Inc	104,426	7,118
			Techne Corp	100,387	9,140
EI du Pont de Nemours & Co	240,755	16,648	Varian Medical Systems Inc (a)	110,713	9,313
FMC Corp	175,485	10,064
International Flavors & Fragrances Inc	152,698	15,140			$52,907
PPG Industries Inc	66,709	13,588	Healthcare - Services - 1.28%
		$59,931	DaVita HealthCare Partners Inc (a)	190,551	14,876
Commercial Services - 0.67%			Universal Health Services Inc	164,135	17,023
Robert Half International Inc	152,299	8,343			$31,899
TrueBlue Inc (a)	335,444	8,292	Housewares - 0.36%
		$16,635	Tupperware Brands Corp	139,520	8,894
Computers - 5.32%
Apple Inc	767,513	82,891	Insurance - 2.58%
EMC Corp/MA	773,255	22,216	ACE Ltd	149,619	16,353
International Business Machines Corp	137,792	22,653	HCC Insurance Holdings Inc	398,334	20,789
Teradata Corp (a)	115,520	4,889	MetLife Inc	183,880	9,974
		$132,649	StanCorp Financial Group Inc	55,059	3,830
			XL Group PLC	397,219	13,458
Consumer Products - 0.67%					$64,404
Kimberly-Clark Corp	57,840	6,609
WD-40 Co	130,675	10,019	Internet - 2.77%
		$16,628	Amazon.com Inc (a)	60,293	18,417
			eBay Inc (a)	254,892	13,382

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			REITS (continued)
Google Inc - A Shares (a)	32,467	$18,437	Annaly Capital Management Inc	146,819	$1,675
Google Inc - C Shares (a)	30,117	16,838	Essex Property Trust Inc	52,489	10,590
LinkedIn Corp (a)	8,989	2,058	HCP Inc	296,954	13,057
		$69,132	Plum Creek Timber Co Inc	227,294	9,321
			Sabra Health Care REIT Inc	179,411	5,126
Iron & Steel - 0.86%			Ventas Inc	165,543	11,342
Reliance Steel & Aluminum Co	201,345	13,587	Weyerhaeuser Co	475,784	16,110
Schnitzer Steel Industries Inc	333,893	7,863			$81,490
		$21,450
			Retail - 6.02%
Leisure Products & Services - 0.64%			Copart Inc (a)	398,681	13,332
Carnival Corp	161,511	6,485	Costco Wholesale Corp	311,483	41,542
Harley-Davidson Inc	142,778	9,380	CVS Health Corp	266,324	22,853
		$15,865	Home Depot Inc/The	164,608	16,053
Lodging - 0.09%			Nordstrom Inc	385,555	27,995
Red Lion Hotels Corp (a)	399,920	2,268	Starbucks Corp	374,802	28,320
					$150,095

Machinery - Construction & Mining - 0.35%			Savings & Loans - 0.58%
Caterpillar Inc	85,800	8,701	Washington Federal Inc	656,755	14,337

Machinery - Diversified - 0.82%			Semiconductors - 3.77%
AGCO Corp	68,157	3,020	Altera Corp	342,095	11,758
Deere & Co	203,756	17,429	Applied Materials Inc	564,671	12,474
		$20,449	Avago Technologies Ltd	101,302	8,737
			Intel Corp	511,500	17,396
Media - 2.48%			Lam Research Corp	198,496	15,455
Discovery Communications Inc - A Shares (a)	112,501	3,977
Discovery Communications Inc - C Shares (a)	67,344	2,356	Microchip Technology Inc	337,534	14,551
			Qualcomm Inc	171,523	13,466
Viacom Inc	216,986	15,770			$93,837
Walt Disney Co/The	433,274	39,593
		$61,696	Software - 6.38%
			Actuate Corp (a)	35,960	154
Metal Fabrication & Hardware - 0.53%			Adobe Systems Inc (a)	478,768	33,571
Precision Castparts Corp	60,277	13,303	Autodesk Inc (a)	170,499	9,810
			Fair Isaac Corp	218,279	13,599
Mining - 0.37%			Informatica Corp (a)	217,560	7,758
Freeport-McMoRan Inc	319,875	9,116	Microsoft Corp	977,438	45,891
			Omnicell Inc (a)	206,649	6,677
			Oracle Corp	762,195	29,764
Miscellaneous Manufacturing - 1.88%			Tyler Technologies Inc (a)	105,851	11,847
AptarGroup Inc	197,324	12,281			$159,071
Crane Co	151,012	9,416
General Electric Co	973,272	25,120	Telecommunications - 2.86%
		$46,817	AT&T Inc	433,122	15,090
			China Mobile Ltd ADR	193,313	12,003
Oil & Gas - 7.05%			Cisco Systems Inc	484,618	11,858
Apache Corp	271,858	20,987	Corning Inc	537,187	10,975
Chevron Corp	356,220	42,728	Polycom Inc (a)	351,790	4,601
Devon Energy Corp	245,913	14,755	Verizon Communications Inc	335,896	16,879
Energen Corp	141,848	9,603			$71,406
Exxon Mobil Corp	523,337	50,612
HollyFrontier Corp	139,039	6,310	Toys, Games & Hobbies - 0.67%
Occidental Petroleum Corp	292,103	25,977	Hasbro Inc	157,156	9,041
Total SA ADR	77,480	4,640	Mattel Inc	246,614	7,663
		$175,612			$16,704

Oil & Gas Services - 0.68%			Transportation - 1.69%
Natural Gas Services Group Inc (a)	258,057	6,640	Expeditors International of Washington Inc	419,984	17,916
Schlumberger Ltd	103,674	10,228	Union Pacific Corp	207,728	24,190
		$16,868			$42,106

Pharmaceuticals - 6.73%			Trucking & Leasing - 0.25%
Abbott Laboratories	298,248	13,001	Greenbrier Cos Inc/The	98,299	6,148
AbbVie Inc	316,069	20,058
Actavis PLC (a)	42,580	10,336
			Water - 0.20%
Allergan Inc/United States	143,629	27,298	California Water Service Group	190,343	4,955
Bristol-Myers Squibb Co	286,472	16,670
Johnson & Johnson	229,180	24,701	TOTAL COMMON STOCKS		$2,436,744
McKesson Corp	189,706	38,588
Teva Pharmaceutical Industries Ltd ADR	137,452	7,762
VCA Inc (a)	202,007	9,205
		$167,619

REITS - 3.27%
Alexandria Real Estate Equities Inc	171,911	14,269

See accompanying notes

			Schedule of Investments
			Principal Capital Appreciation Fund
			October 31, 2014

INVESTMENT COMPANIES - 2.33%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.33%
JP Morgan US Government Money Market	57,954,939		$57,955
Fund

TOTAL INVESTMENT COMPANIES			$57,955
Total Investments			$2,494,699
Liabilities in Excess of Other Assets, Net - (0.10)%			$(2,474)
TOTAL NET ASSETS - 100.00%			$2,492,225

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			17.93%
Financial			17.11%
Technology			15.47%
Consumer, Cyclical			13.03%
Industrial			11.79%
Communications			8.11%
Energy			7.73%
Basic Materials			3.63%
Utilities			2.97%
Exchange Traded Funds			2.33%
Liabilities in Excess of Other Assets, Net			(0.10)%
TOTAL NET ASSETS			100.00%

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.11%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.11%
Bond & Mortgage Securities Fund (a)	28,992,665	$317,760
Core Plus Bond Fund I (a)	16,575,093	186,304
Diversified International Fund (a)	6,230,260	74,389
Diversified Real Asset Fund (a)	4,946,391	62,869
Equity Income Fund (a)	3,189,866	83,893
Global Diversified Income Fund (a)	5,755,257	84,660
Global Multi-Strategy Fund (a)	4,052,842	44,987
Global Opportunities Fund (a)	2,111,906	27,582
High Yield Fund I (a)	4,312,910	45,242
Inflation Protection Fund (a)	9,770,709	84,614
International Emerging Markets Fund (a)	958,038	23,836
LargeCap Growth Fund I (a)	7,295,056	99,140
LargeCap S&P 500 Index Fund (a)	4,327,759	62,103
LargeCap Value Fund (a)	2,633,407	36,604
LargeCap Value Fund III (a)	3,801,692	59,877
MidCap Fund (a)	3,215,649	71,805
Overseas Fund (a)	6,286,816	72,361
Short-Term Income Fund (a)	15,008,224	183,551
SmallCap Growth Fund I (a)	1,638,223	23,017
SmallCap Value Fund II (a)	1,784,867	25,167
		$1,669,761
TOTAL INVESTMENT COMPANIES		$1,669,761
Total Investments		$1,669,761
Liabilities in Excess of Other Assets, Net - (0.11)%		$(1,880)
TOTAL NET ASSETS - 100.00%		$1,667,881

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.01%
Domestic Equity Funds		27.67%
International Equity Funds		11.88%
Specialty Funds		11.55%
Liabilities in Excess of Other Assets, Net		(0.11)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	16,912,575	$182,662	14,175,759	$155,124	2,095,669	$22,823	28,992,665	$314,975
Bond Market Index Fund	13,572,181	144,920	2,624,593	28,123	16,196,774	177,056	—	—
Core Plus Bond Fund I	16,352,593	172,513	2,190,559	24,121	1,968,059	21,851	16,575,093	174,845
Diversified International Fund	6,493,839	92,839	437,696	5,237	701,275	8,394	6,230,260	89,638
Diversified Real Asset Fund	5,171,451	53,431	380,738	4,755	605,798	7,609	4,946,391	50,972
Equity Income Fund	3,679,519	69,686	239,093	6,023	728,746	18,226	3,189,866	60,294
Global Diversified Income Fund	5,866,439	66,580	560,241	8,163	671,423	9,773	5,755,257	65,182
Global Multi-Strategy Fund	4,303,645	44,480	283,798	3,111	534,601	5,848	4,052,842	41,834
Global Opportunities Fund	2,472,329	26,927	115,186	1,466	475,609	5,950	2,111,906	22,881
High Yield Fund I	4,279,682	41,131	556,450	5,896	523,222	5,562	4,312,910	41,486
Inflation Protection Fund	8,790,610	71,070	2,165,933	18,466	1,185,834	10,219	9,770,709	79,378
International Emerging Markets Fund	1,007,764	28,102	53,058	1,321	102,784	2,522	958,038	26,831
LargeCap Growth Fund I	8,622,634	67,544	897,708	11,350	2,225,286	28,298	7,295,056	56,778
LargeCap S&P 500 Index Fund	5,668,763	57,683	326,966	4,363	1,667,970	22,184	4,327,759	42,994
LargeCap Value Fund	2,873,977	26,210	426,758	5,547	667,328	8,805	2,633,407	22,998
LargeCap Value Fund I	1,521,332	12,435	—	—	1,521,332	22,229	—	—
LargeCap Value Fund III	3,160,600	42,130	1,790,893	25,182	1,149,801	17,224	3,801,692	50,981
MidCap Fund	4,050,778	59,871	247,820	5,161	1,082,949	22,349	3,215,649	47,500
Overseas Fund	6,656,662	59,777	758,648	8,872	1,128,494	13,324	6,286,816	56,326
Short-Term Income Fund	10,446,363	125,420	5,974,399	73,089	1,412,538	17,295	15,008,224	181,265
SmallCap Growth Fund I	1,682,299	16,540	256,925	3,547	301,001	4,212	1,638,223	15,916
SmallCap Value Fund II	1,751,880	13,558	193,744	2,629	160,757	2,212	1,784,867	14,099
		$1,475,509		$401,546		$453,965		$1,457,173

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$5,756			$12			$—
Bond Market Index Fund		3,363			4,013			—
Core Plus Bond Fund I		4,349			62			—
Diversified International Fund		1,505			(44)			—
Diversified Real Asset Fund		1,172			395			195
Equity Income Fund		1,915			2,811			—
Global Diversified Income Fund		3,809			212			—
Global Multi-Strategy Fund		299			91			199
Global Opportunities Fund		171			438			—
High Yield Fund I		2,785			21			606
Inflation Protection Fund		163			61			1,206
International Emerging Markets Fund		207			(70)			—
LargeCap Growth Fund I		627			6,182			6,161
LargeCap S&P 500 Index Fund		1,193			3,132			—
LargeCap Value Fund		1,384			46			2,469
LargeCap Value Fund I		—			9,794			—
LargeCap Value Fund III		423			893			—
MidCap Fund		476			4,817			1,436
Overseas Fund		2,182			1,001			2,994
Short-Term Income Fund		2,357			51			68
SmallCap Growth Fund I		382			41			2,186
SmallCap Value Fund II		117			124			1,532
		$34,635			$34,083			$19,052
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		October 31, 2014

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	18,159,158	$199,024
Core Plus Bond Fund I (a)	10,557,638	118,668
Diversified International Fund (a)	4,720,801	56,366
Diversified Real Asset Fund (a)	3,506,427	44,567
Equity Income Fund (a)	1,875,713	49,331
Global Diversified Income Fund (a)	2,631,588	38,711
Global Multi-Strategy Fund (a)	2,695,965	29,925
Global Opportunities Fund (a)	2,929,883	38,264
High Yield Fund I (a)	2,317,865	24,314
Inflation Protection Fund (a)	5,593,860	48,443
International Emerging Markets Fund (a)	855,967	21,296
LargeCap Growth Fund I (a)	6,215,050	84,463
LargeCap S&P 500 Index Fund (a)	3,878,240	55,653
LargeCap Value Fund (a)	2,548,749	35,428
LargeCap Value Fund III (a)	3,725,069	58,670
MidCap Fund (a)	1,411,527	31,519
MidCap Growth Fund III (a)	874,885	11,129
MidCap Value Fund III (a)	575,750	11,860
Overseas Fund (a)	4,830,369	55,598
Short-Term Income Fund (a)	6,086,235	74,435
SmallCap Growth Fund I (a)	1,152,250	16,189
SmallCap Value Fund II (a)	1,183,190	16,683
		$1,120,536
TOTAL INVESTMENT COMPANIES		$1,120,536
Total Investments		$1,120,536
Other Assets in Excess of Liabilities, Net - 0.09%		$996
TOTAL NET ASSETS - 100.00%		$1,121,532

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		41.45%
Domestic Equity Funds		33.07%
International Equity Funds		15.30%
Specialty Funds		10.09%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,481,784	$93,606	9,740,400	$106,457	1,063,026	$11,586	18,159,158	$188,477
Bond Market Index Fund	7,925,538	86,155	1,215,926	13,046	9,141,464	99,814	—	—
Core Plus Bond Fund I	9,018,684	97,965	2,549,745	28,142	1,010,791	11,226	10,557,638	114,880
Diversified International Fund	4,430,512	40,392	712,624	8,597	422,335	5,036	4,720,801	43,951
Diversified Real Asset Fund	3,276,328	36,597	555,758	7,031	325,659	4,093	3,506,427	39,557
Equity Income Fund	1,917,674	37,161	286,514	7,263	328,475	8,145	1,875,713	36,829
Global Diversified Income Fund	2,379,572	30,991	538,509	7,892	286,493	4,176	2,631,588	34,714
Global Multi-Strategy Fund	2,525,267	26,229	458,657	5,045	287,959	3,152	2,695,965	28,128
Global Opportunities Fund	2,955,053	31,900	392,366	5,033	417,536	5,236	2,929,883	31,914
High Yield Fund I	2,038,675	18,870	514,558	5,454	235,368	2,495	2,317,865	21,827
Inflation Protection Fund	4,130,040	33,569	1,985,619	16,978	521,799	4,500	5,593,860	46,049
International Emerging Markets Fund	812,171	14,991	124,074	3,111	80,278	1,966	855,967	16,136
LargeCap Growth Fund I	6,410,235	49,065	1,223,342	15,683	1,418,527	18,063	6,215,050	47,779
LargeCap S&P 500 Index Fund	4,301,121	31,860	628,139	8,511	1,051,020	14,078	3,878,240	27,626
LargeCap Value Fund	2,482,382	20,176	604,627	7,997	538,260	7,091	2,548,749	21,224
LargeCap Value Fund I	1,208,086	9,775	—	—	1,208,086	17,644	—	—
LargeCap Value Fund III	2,551,791	34,016	1,761,416	25,125	588,138	8,669	3,725,069	50,650
MidCap Fund	1,463,506	21,709	221,757	4,697	273,736	5,661	1,411,527	21,354
MidCap Growth Fund III	899,175	6,234	299,582	3,625	323,872	3,943	874,885	6,093
MidCap Value Fund III	582,170	9,281	93,116	1,840	99,536	1,942	575,750	9,290
Overseas Fund	4,490,812	43,035	938,218	11,089	598,661	7,036	4,830,369	47,118
Short-Term Income Fund	2,859,375	34,553	3,666,825	44,850	439,965	5,386	6,086,235	74,017
SmallCap Growth Fund I	1,120,018	8,786	275,454	3,812	243,222	3,392	1,152,250	9,304
SmallCap Value Fund II	1,196,679	10,050	234,974	3,224	248,463	3,393	1,183,190	10,114
		$826,966		$344,502		$257,723		$927,031

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$3,455			$—			$—
Bond Market Index Fund		1,994			613			—
Core Plus Bond Fund I		2,430			(1)			—
Diversified International Fund		1,041			(2)			—
Diversified Real Asset Fund		753			22			125
Equity Income Fund		1,033			550			—
Global Diversified Income Fund		1,619			7			—
Global Multi-Strategy Fund		178			6			118
Global Opportunities Fund		207			217			—
High Yield Fund I		1,387			(2)			292
Inflation Protection Fund		78			2			574
International Emerging Markets Fund		169			—			—
LargeCap Growth Fund I		471			1,094			4,627
LargeCap S&P 500 Index Fund		915			1,333			—
LargeCap Value Fund		1,208			142			2,155
LargeCap Value Fund I		—			7,869			—
LargeCap Value Fund III		344			178			—
MidCap Fund		174			609			524
MidCap Growth Fund III		709			177			1,513
MidCap Value Fund III		205			111			231
Overseas Fund		1,490			30			2,042
Short-Term Income Fund		768			—			19
SmallCap Growth Fund I		257			98			1,469
SmallCap Value Fund II		81			233			1,057
		$20,966			$13,286			$14,746
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.16%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.16%
Bond & Mortgage Securities Fund (a)	90,707,453	$994,154
Core Plus Bond Fund I (a)	56,260,713	632,370
Diversified International Fund (a)	32,751,125	391,048
Diversified Real Asset Fund (a)	15,459,195	196,486
Equity Income Fund (a)	8,288,809	217,996
Global Diversified Income Fund (a)	10,039,151	147,676
Global Multi-Strategy Fund (a)	16,508,779	183,248
Global Opportunities Fund (a)	25,668,932	335,236
Global Real Estate Securities Fund (a)	24,081,750	222,997
High Yield Fund I (a)	12,582,832	131,994
Inflation Protection Fund (a)	25,995,825	225,124
International Emerging Markets Fund (a)	7,108,177	176,852
LargeCap Growth Fund I (a)	45,172,084	613,889
LargeCap S&P 500 Index Fund (a)	29,228,723	419,432
LargeCap Value Fund (a)	21,506,209	298,936
LargeCap Value Fund III (a)	30,849,069	485,873
MidCap Fund (a)	4,815,200	107,523
MidCap Growth Fund III (a)	10,729,167	136,475
MidCap Value Fund III (a)	6,734,334	138,727
Overseas Fund (a)	34,299,506	394,787
Short-Term Income Fund (a)	19,227,454	235,152
SmallCap Growth Fund I (a)	8,490,984	119,298
SmallCap Value Fund II (a)	9,073,018	127,930
		$6,933,203
TOTAL INVESTMENT COMPANIES		$6,933,203
Total Investments		$6,933,203
Liabilities in Excess of Other Assets, Net - (0.16)%		$(11,362)
TOTAL NET ASSETS - 100.00%		$6,921,841

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		38.51%
Fixed Income Funds		32.06%
International Equity Funds		21.97%
Specialty Funds		7.62%
Liabilities in Excess of Other Assets, Net		(0.16)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	52,579,398	$565,913	41,325,957	$452,689	3,197,902	$34,825	90,707,453	$983,777
Bond Market Index Fund	41,552,382	445,636	3,107,883	33,308	44,660,265	488,684	—	—
Core Plus Bond Fund I	50,769,311	547,303	8,249,272	90,925	2,757,870	30,609	56,260,713	607,618
Diversified International Fund	31,930,860	433,450	2,331,490	27,900	1,511,225	18,141	32,751,125	443,284
Diversified Real Asset Fund	15,027,484	159,865	1,226,956	15,284	795,245	9,988	15,459,195	165,194
Equity Income Fund	8,462,241	161,328	623,413	15,621	796,845	19,665	8,288,809	158,464
Global Diversified Income Fund	9,518,879	129,226	1,074,981	15,651	554,709	8,078	10,039,151	136,803
Global Multi-Strategy Fund	14,533,042	150,772	2,835,840	30,892	860,103	9,416	16,508,779	172,267
Global Opportunities Fund	25,390,298	275,752	1,445,731	18,305	1,167,097	14,748	25,668,932	279,427
Global Real Estate Securities Fund	24,907,807	186,296	2,511,021	21,206	3,337,078	28,554	24,081,750	179,969
High Yield Fund I	8,924,950	82,828	4,226,494	45,047	568,612	6,044	12,582,832	121,828
Inflation Protection Fund	19,586,956	171,798	7,633,075	65,173	1,224,206	10,555	25,995,825	226,409
International Emerging Markets Fund	7,000,056	176,724	490,765	12,066	382,644	9,443	7,108,177	179,346
LargeCap Growth Fund	2,424,277	12,405	281,651	3,019	2,705,928	28,453	—	—
LargeCap Growth Fund I	47,160,911	371,702	5,333,051	67,380	7,321,878	91,756	45,172,084	353,584
LargeCap S&P 500 Index Fund	34,168,839	320,469	2,215,594	29,341	7,155,710	94,731	29,228,723	266,001
LargeCap Value Fund	20,738,807	194,620	3,329,860	43,251	2,562,458	33,532	21,506,209	204,438
LargeCap Value Fund I	10,713,324	94,740	—	—	10,713,324	156,544	—	—
LargeCap Value Fund III	21,906,090	292,443	12,930,250	181,803	3,987,271	59,599	30,849,069	416,940
MidCap Fund	4,678,112	68,697	352,136	7,313	215,048	4,510	4,815,200	71,565
MidCap Growth Fund III	9,533,764	82,078	2,509,535	30,073	1,314,132	15,899	10,729,167	96,320
MidCap Value Fund III	6,943,009	111,099	616,120	11,943	824,795	16,011	6,734,334	107,898
Overseas Fund	31,944,994	299,649	3,879,095	45,453	1,524,583	18,143	34,299,506	327,041
Short-Term Income Fund	—	—	19,590,700	239,613	363,246	4,447	19,227,454	235,166
SmallCap Growth Fund I	8,394,378	79,228	1,329,475	18,408	1,232,869	16,933	8,490,984	80,810
SmallCap Value Fund II	9,261,764	72,384	1,063,486	14,443	1,252,232	17,044	9,073,018	71,023
		$5,486,405		$1,536,107		$1,246,352		$5,885,172

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$18,545			$—			$—
Bond Market Index Fund		10,411			9,740			—
Core Plus Bond Fund I		13,631			(1)			—
Diversified International Fund		7,465			75			—
Diversified Real Asset Fund		3,437			33			572
Equity Income Fund		4,710			1,180			—
Global Diversified Income Fund		6,434			4			—
Global Multi-Strategy Fund		1,018			19			678
Global Opportunities Fund		1,769			118			—
Global Real Estate Securities Fund		8,968			1,021			2,808
High Yield Fund I		6,946			(3)			1,272
Inflation Protection Fund		367			(7)			2,710
International Emerging Markets Fund		1,451			(1)			—
LargeCap Growth Fund		92			13,029			2,927
LargeCap Growth Fund I		3,449			6,258			33,905
LargeCap S&P 500 Index Fund		7,248			10,922			—
LargeCap Value Fund		10,052			99			17,923
LargeCap Value Fund I		—			61,804			—
LargeCap Value Fund III		2,974			2,293			—
MidCap Fund		553			65			1,668
MidCap Growth Fund III		7,485			68			15,973
MidCap Value Fund III		2,437			867			2,743
Overseas Fund		10,553			82			14,464
Short-Term Income Fund		967			—			—
SmallCap Growth Fund I		1,916			107			10,968
SmallCap Value Fund II		625			1,240			8,146
		$133,503			$109,012			$116,757
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		October 31, 2014

INVESTMENT COMPANIES - 99.92%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.92%
Bond & Mortgage Securities Fund (a)	22,698,631	$248,777
Core Plus Bond Fund I (a)	11,558,992	129,923
Diversified International Fund (a)	9,270,973	110,695
Diversified Real Asset Fund (a)	3,599,222	45,746
Global Diversified Income Fund (a)	1,465,721	21,561
Global Multi-Strategy Fund (a)	4,476,969	49,694
Global Opportunities Fund (a)	6,905,633	90,188
Global Real Estate Securities Fund (a)	8,114,617	75,141
High Yield Fund I (a)	3,059,141	32,090
Inflation Protection Fund (a)	5,562,476	48,171
International Emerging Markets Fund (a)	2,087,885	51,947
LargeCap Growth Fund (a)	2,970,071	35,433
LargeCap Growth Fund I (a)	12,897,197	175,273
LargeCap S&P 500 Index Fund (a)	8,557,057	122,794
LargeCap Value Fund (a)	6,437,566	89,482
LargeCap Value Fund III (a)	9,464,902	149,072
MidCap Fund (a)	623,085	13,914
MidCap Growth Fund III (a)	3,642,662	46,335
MidCap Value Fund III (a)	2,338,647	48,176
Overseas Fund (a)	9,751,920	112,245
Preferred Securities Fund (a)	3,896,713	40,643
SmallCap Growth Fund I (a)	2,161,950	30,375
SmallCap Value Fund II (a)	2,291,788	32,314
		$1,799,989
TOTAL INVESTMENT COMPANIES		$1,799,989
Total Investments		$1,799,989
Other Assets in Excess of Liabilities, Net - 0.08%		$1,364
TOTAL NET ASSETS - 100.00%		$1,801,353

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		41.26%
Fixed Income Funds		27.73%
International Equity Funds		24.43%
Specialty Funds		6.50%
Other Assets in Excess of Liabilities, Net		0.08%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,126,263	$91,721	14,004,314	$153,025	431,946	$4,700	22,698,631	$240,046
Bond Market Index Fund	8,248,915	89,540	1,910,037	20,532	10,158,952	110,959	—	—
Core Plus Bond Fund I	8,734,575	95,681	3,264,091	36,025	439,674	4,876	11,558,992	126,829
Diversified International Fund	7,873,892	74,597	1,735,328	20,840	338,247	4,092	9,270,973	91,352
Diversified Real Asset Fund	2,735,232	30,599	995,132	12,466	131,142	1,656	3,599,222	41,415
Global Diversified Income Fund	1,184,940	16,588	341,175	4,980	60,394	882	1,465,721	20,687
Global Multi-Strategy Fund	3,372,169	35,240	1,270,589	13,871	165,789	1,819	4,476,969	47,294
Global Opportunities Fund	5,980,447	65,548	1,172,636	14,886	247,450	3,148	6,905,633	77,294
Global Real Estate Securities Fund	6,677,319	51,461	1,728,398	14,889	291,100	2,523	8,114,617	63,825
High Yield Fund I	2,426,595	23,094	750,610	7,970	118,064	1,258	3,059,141	29,806
Inflation Protection Fund	3,520,746	31,330	2,253,017	19,269	211,287	1,824	5,562,476	48,775
International Emerging Markets Fund	1,744,299	36,811	433,533	10,687	89,947	2,230	2,087,885	45,268
LargeCap Growth Fund	2,590,481	15,167	755,120	8,347	375,530	4,099	2,970,071	19,436
LargeCap Growth Fund I	11,791,668	96,781	2,927,816	37,456	1,822,287	23,079	12,897,197	111,140
LargeCap S&P 500 Index Fund	7,994,751	65,128	1,571,586	21,024	1,009,280	13,204	8,557,057	73,540
LargeCap Value Fund	5,364,771	47,106	1,600,035	21,105	527,240	6,972	6,437,566	61,281
LargeCap Value Fund I	2,076,676	17,391	—	—	2,076,676	30,349	—	—
LargeCap Value Fund III	6,503,091	87,038	3,760,368	53,908	798,557	11,757	9,464,902	129,367
MidCap Fund	527,036	8,120	119,023	2,497	22,974	484	623,085	10,135
MidCap Growth Fund III	2,761,447	26,291	1,174,625	14,283	293,410	3,607	3,642,662	36,977
MidCap Value Fund III	2,067,607	33,457	455,245	8,948	184,205	3,607	2,338,647	38,821
Overseas Fund	7,953,070	79,246	2,140,721	25,296	341,871	4,092	9,751,920	100,451
Preferred Securities Fund	2,635,253	25,884	1,406,339	14,410	144,879	1,486	3,896,713	38,807
SmallCap Growth Fund I	2,004,680	17,690	592,621	8,231	435,351	6,110	2,161,950	19,817
SmallCap Value Fund II	2,141,783	19,198	523,182	7,168	373,177	5,111	2,291,788	21,310
		$1,180,707		$552,113		$253,924		$1,493,673

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$3,758			$—			$—
Bond Market Index Fund		2,108			887			—
Core Plus Bond Fund I		2,391			(1)			—
Diversified International Fund		1,876			7			—
Diversified Real Asset Fund		638			6			106
Global Diversified Income Fund		862			1			—
Global Multi-Strategy Fund		241			2			160
Global Opportunities Fund		425			8			—
Global Real Estate Securities Fund		2,530			(2)			765
High Yield Fund I		1,747			—			352
Inflation Protection Fund		67			—			497
International Emerging Markets Fund		370			—			—
LargeCap Growth Fund		100			21			3,163
LargeCap Growth Fund I		876			(18)			8,607
LargeCap S&P 500 Index Fund		1,724			592			—
LargeCap Value Fund		2,641			42			4,708
LargeCap Value Fund I		—			12,958			—
LargeCap Value Fund III		792			178			—
MidCap Fund		63			2			191
MidCap Growth Fund III		2,203			10			4,701
MidCap Value Fund III		737			23			830
Overseas Fund		2,674			1			3,659
Preferred Securities Fund		1,841			(1)			744
SmallCap Growth Fund I		464			6			2,657
SmallCap Value Fund II		147			55			1,910
		$31,275			$14,777			$33,050
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.15%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.15%
Bond & Mortgage Securities Fund (a)	72,026,557	$789,411
Core Plus Bond Fund I (a)	30,575,625	343,670
Diversified International Fund (a)	38,547,017	460,251
Diversified Real Asset Fund (a)	12,908,360	164,065
Global Multi-Strategy Fund (a)	17,039,127	189,134
Global Opportunities Fund (a)	26,269,818	343,084
Global Real Estate Securities Fund (a)	36,178,638	335,014
High Yield Fund I (a)	12,677,933	132,992
Inflation Protection Fund (a)	17,054,219	147,690
International Emerging Markets Fund (a)	9,078,789	225,880
LargeCap Growth Fund (a)	17,321,705	206,648
LargeCap Growth Fund I (a)	58,244,026	791,536
LargeCap S&P 500 Index Fund (a)	33,316,274	478,089
LargeCap Value Fund (a)	25,576,729	355,517
LargeCap Value Fund III (a)	39,165,924	616,863
MidCap Growth Fund III (a)	17,357,908	220,793
MidCap Value Fund III (a)	10,675,829	219,922
Overseas Fund (a)	45,370,554	522,215
Preferred Securities Fund (a)	13,376,808	139,520
SmallCap Growth Fund I (a)	9,320,361	130,951
SmallCap Value Fund II (a)	9,484,574	133,732
		$6,946,977
TOTAL INVESTMENT COMPANIES		$6,946,977
Total Investments		$6,946,977
Liabilities in Excess of Other Assets, Net - (0.15)%		$(10,305)
TOTAL NET ASSETS - 100.00%		$6,936,672

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		45.46%
International Equity Funds		27.20%
Fixed Income Funds		22.39%
Specialty Funds		5.10%
Liabilities in Excess of Other Assets, Net		(0.15)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	29,774,758	$319,865	43,610,563	$476,937	1,358,764	$14,743	72,026,557	$782,059
Bond Market Index Fund	26,415,206	281,752	1,688,759	17,998	28,103,965	307,408	—	—
Core Plus Bond Fund I	28,615,601	309,721	3,435,078	37,865	1,475,054	16,356	30,575,625	331,226
Diversified International Fund	36,860,597	485,093	3,269,495	39,125	1,583,075	19,001	38,547,017	505,280
Diversified Real Asset Fund	10,382,913	111,223	3,047,968	38,489	522,521	6,542	12,908,360	143,178
Global Multi-Strategy Fund	13,728,868	143,200	4,011,000	43,993	700,741	7,659	17,039,127	179,541
Global Opportunities Fund	25,478,075	279,114	1,882,244	23,771	1,090,501	13,740	26,269,818	289,206
Global Real Estate Securities Fund	33,366,707	250,675	4,281,039	36,325	1,469,108	12,704	36,178,638	274,300
High Yield Fund I	11,479,936	107,397	1,710,350	18,167	512,353	5,452	12,677,933	120,111
Inflation Protection Fund	9,362,582	83,290	8,419,587	71,949	727,950	6,268	17,054,219	148,967
International Emerging Markets Fund	8,326,114	202,967	1,183,547	28,811	430,872	10,631	9,078,789	221,146
LargeCap Growth Fund	16,766,268	103,576	2,979,377	32,468	2,423,940	27,225	17,321,705	109,525
LargeCap Growth Fund I	58,224,969	463,512	7,389,641	93,506	7,370,584	94,579	58,244,026	463,818
LargeCap S&P 500 Index Fund	35,983,418	336,129	2,845,135	37,616	5,512,279	73,757	33,316,274	306,036
LargeCap Value Fund	24,582,800	234,575	4,238,231	55,115	3,244,302	43,630	25,576,729	246,060
LargeCap Value Fund I	12,819,494	115,285	—	—	12,819,494	187,693	—	—
LargeCap Value Fund III	27,148,143	362,370	16,008,638	225,504	3,990,857	60,226	39,165,924	529,933
MidCap Growth Fund III	14,734,074	141,213	4,095,729	49,203	1,471,895	18,125	17,357,908	172,391
MidCap Value Fund III	10,774,345	171,744	1,080,031	20,941	1,178,547	23,125	10,675,829	170,573
Overseas Fund	41,584,638	386,252	5,380,222	63,116	1,594,306	19,000	45,370,554	430,414
Preferred Securities Fund	12,029,286	122,749	1,880,325	19,155	532,803	5,452	13,376,808	136,449
SmallCap Growth Fund I	9,190,971	85,347	1,576,941	21,886	1,447,551	19,880	9,320,361	87,207
SmallCap Value Fund II	9,670,993	76,211	1,256,519	17,102	1,442,938	19,961	9,484,574	74,889
		$5,173,260		$1,469,042		$1,013,157		$5,722,309

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$11,967			$—			$—
Bond Market Index Fund		6,634			7,658			—
Core Plus Bond Fund I		7,698			(4)			—
Diversified International Fund		8,640			63			—
Diversified Real Asset Fund		2,381			8			396
Global Multi-Strategy Fund		964			7			642
Global Opportunities Fund		1,780			61			—
Global Real Estate Securities Fund		12,271			4			3,767
High Yield Fund I		7,821			(1)			1,639
Inflation Protection Fund		176			(4)			1,297
International Emerging Markets Fund		1,731			(1)			—
LargeCap Growth Fund		636			706			20,226
LargeCap Growth Fund I		4,265			1,379			41,925
LargeCap S&P 500 Index Fund		7,646			6,048			—
LargeCap Value Fund		11,936			—			21,282
LargeCap Value Fund I		—			72,408			—
LargeCap Value Fund III		3,651			2,285			—
MidCap Growth Fund III		11,587			100			24,727
MidCap Value Fund III		3,788			1,013			4,264
Overseas Fund		13,770			46			18,862
Preferred Securities Fund		7,082			(3)			3,334
SmallCap Growth Fund I		2,101			(146)			12,028
SmallCap Value Fund II		654			1,537			8,518
		$129,179			$93,164			$162,907
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		October 31, 2014

INVESTMENT COMPANIES - 99.95%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.95%
Bond & Mortgage Securities Fund (a)	9,506,513	$104,191
Core Plus Bond Fund I (a)	4,865,537	54,689
Diversified International Fund (a)	7,844,394	93,662
Diversified Real Asset Fund (a)	1,854,401	23,570
Global Multi-Strategy Fund (a)	2,818,742	31,288
Global Opportunities Fund (a)	5,280,893	68,969
Global Real Estate Securities Fund (a)	7,343,343	67,999
High Yield Fund I (a)	2,291,936	24,042
Inflation Protection Fund (a)	1,908,292	16,526
International Emerging Markets Fund (a)	2,007,759	49,953
LargeCap Growth Fund (a)	3,418,861	40,787
LargeCap Growth Fund I (a)	11,869,809	161,311
LargeCap S&P 500 Index Fund (a)	6,553,241	94,039
LargeCap Value Fund (a)	5,193,621	72,191
LargeCap Value Fund III (a)	7,859,958	123,794
MidCap Growth Fund III (a)	3,295,144	41,914
MidCap Value Fund III (a)	2,089,892	43,052
Overseas Fund (a)	8,089,452	93,110
Preferred Securities Fund (a)	1,992,328	20,780
SmallCap Growth Fund I (a)	1,797,462	25,254
SmallCap Value Fund II (a)	1,808,914	25,506
		$1,276,627
TOTAL INVESTMENT COMPANIES		$1,276,627
Total Investments		$1,276,627
Other Assets in Excess of Liabilities, Net - 0.05%		$584
TOTAL NET ASSETS - 100.00%		$1,277,211

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		49.15%
International Equity Funds		29.26%
Fixed Income Funds		17.24%
Specialty Funds		4.30%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,620,101	$36,503	6,017,317	$65,890	130,905	$1,412	9,506,513	$100,981
Bond Market Index Fund	3,251,048	35,487	357,055	3,814	3,608,103	39,554	—	—
Core Plus Bond Fund I	3,492,885	38,378	1,561,848	17,291	189,196	2,097	4,865,537	53,572
Diversified International Fund	6,327,649	59,310	1,791,228	21,487	274,483	3,315	7,844,394	77,489
Diversified Real Asset Fund	1,302,323	14,550	622,224	7,871	70,146	881	1,854,401	21,543
Global Multi-Strategy Fund	2,105,719	21,950	813,269	8,941	100,246	1,097	2,818,742	29,795
Global Opportunities Fund	4,525,879	50,118	934,828	11,852	179,814	2,271	5,280,893	59,705
Global Real Estate Securities Fund	5,951,528	45,873	1,646,090	14,187	254,275	2,198	7,343,343	57,861
High Yield Fund I	1,811,930	17,296	560,449	5,950	80,443	858	2,291,936	22,388
Inflation Protection Fund	778,617	6,900	1,193,094	10,243	63,419	547	1,908,292	16,596
International Emerging Markets Fund	1,446,047	30,896	634,595	15,559	72,883	1,803	2,007,759	44,652
LargeCap Growth Fund	2,864,623	17,972	923,925	10,210	369,687	4,287	3,418,861	23,944
LargeCap Growth Fund I	10,134,967	86,572	2,675,362	34,177	940,520	12,094	11,869,809	108,685
LargeCap S&P 500 Index Fund	6,242,217	53,061	1,300,458	17,370	989,434	13,141	6,553,241	57,534
LargeCap Value Fund	4,509,960	41,236	1,378,900	18,162	695,239	9,340	5,193,621	50,085
LargeCap Value Fund I	2,244,310	19,675	—	—	2,244,310	32,795	—	—
LargeCap Value Fund III	4,742,550	63,233	3,754,014	53,629	636,606	9,567	7,859,958	107,310
MidCap Growth Fund III	2,359,445	23,081	1,041,408	12,653	105,709	1,338	3,295,144	34,397
MidCap Value Fund III	1,790,650	28,990	418,682	8,220	119,440	2,350	2,089,892	34,862
Overseas Fund	6,493,001	65,249	1,872,672	22,137	276,221	3,314	8,089,452	84,072
Preferred Securities Fund	1,561,501	15,222	502,207	5,149	71,380	729	1,992,328	19,642
SmallCap Growth Fund I	1,528,162	13,665	474,098	6,576	204,798	2,825	1,797,462	17,393
SmallCap Value Fund II	1,661,394	15,099	423,424	5,795	275,904	3,825	1,808,914	17,124
		$800,316		$377,163		$151,638		$1,039,630

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,598			$—			$—
Bond Market Index Fund		825			253			—
Core Plus Bond Fund I		952			—			—
Diversified International Fund		1,503			7			—
Diversified Real Asset Fund		303			3			50
Global Multi-Strategy Fund		150			1			100
Global Opportunities Fund		320			6			—
Global Real Estate Securities Fund		2,253			(1)			679
High Yield Fund I		1,305			—			262
Inflation Protection Fund		15			—			110
International Emerging Markets Fund		305			—			—
LargeCap Growth Fund		110			49			3,490
LargeCap Growth Fund I		750			30			7,372
LargeCap S&P 500 Index Fund		1,340			244			—
LargeCap Value Fund		2,211			27			3,942
LargeCap Value Fund I		—			13,120			—
LargeCap Value Fund III		645			15			—
MidCap Growth Fund III		1,875			1			4,002
MidCap Value Fund III		636			2			716
Overseas Fund		2,176			—			2,977
Preferred Securities Fund		981			—			438
SmallCap Growth Fund I		353			(23)			2,018
SmallCap Value Fund II		113			55			1,477
		$20,719			$13,789			$27,633
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.12%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.12%
Bond & Mortgage Securities Fund (a)	22,604,730	$247,748
Core Plus Bond Fund I (a)	11,830,686	132,977
Diversified International Fund (a)	30,593,219	365,283
Diversified Real Asset Fund (a)	5,962,170	75,779
Global Multi-Strategy Fund (a)	9,091,162	100,912
Global Opportunities Fund (a)	19,807,034	258,680
Global Real Estate Securities Fund (a)	24,739,965	229,092
High Yield Fund I (a)	7,796,152	81,782
International Emerging Markets Fund (a)	7,397,067	184,039
LargeCap Growth Fund (a)	14,272,201	170,267
LargeCap Growth Fund I (a)	44,292,560	601,936
LargeCap S&P 500 Index Fund (a)	23,960,154	343,828
LargeCap Value Fund (a)	19,959,207	277,433
LargeCap Value Fund III (a)	30,354,664	478,086
MidCap Growth Fund III (a)	12,191,738	155,079
MidCap Value Fund III (a)	7,050,893	145,248
Overseas Fund (a)	31,519,541	362,790
Preferred Securities Fund (a)	6,743,014	70,330
SmallCap Growth Fund I (a)	6,720,991	94,430
SmallCap Value Fund II (a)	6,806,620	95,973
		$4,471,692
TOTAL INVESTMENT COMPANIES		$4,471,692
Total Investments		$4,471,692
Liabilities in Excess of Other Assets, Net - (0.12)%		$(5,576)
TOTAL NET ASSETS - 100.00%		$4,466,116

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.88%
International Equity Funds		31.34%
Fixed Income Funds		11.94%
Specialty Funds		3.96%
Liabilities in Excess of Other Assets, Net		(0.12)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,044,232	$96,736	14,043,990	$153,894	483,492	$5,249	22,604,730	$245,381
Bond Market Index Fund	8,647,038	93,091	505,636	5,387	9,152,674	100,386	—	—
Core Plus Bond Fund I	8,658,308	93,342	3,731,753	41,276	559,375	6,203	11,830,686	128,414
Diversified International Fund	28,878,912	355,649	2,919,728	34,887	1,205,421	14,449	30,593,219	376,075
Diversified Real Asset Fund	5,218,834	56,261	992,253	12,480	248,917	3,112	5,962,170	65,632
Global Multi-Strategy Fund	8,184,348	85,341	1,295,575	14,224	388,761	4,250	9,091,162	95,318
Global Opportunities Fund	19,000,417	210,404	1,561,227	19,687	754,610	9,510	19,807,034	220,608
Global Real Estate Securities Fund	22,456,619	169,492	3,318,847	28,231	1,035,501	8,956	24,739,965	188,770
High Yield Fund I	6,953,645	66,191	1,162,359	12,342	319,852	3,400	7,796,152	75,132
International Emerging Markets Fund	6,843,911	161,058	857,902	21,007	304,746	7,512	7,397,067	174,553
LargeCap Growth Fund	13,161,896	82,907	2,531,867	27,653	1,421,562	15,779	14,272,201	94,788
LargeCap Growth Fund I	40,908,258	326,904	5,876,492	74,489	2,492,190	31,631	44,292,560	369,756
LargeCap S&P 500 Index Fund	24,859,406	223,514	2,309,809	30,558	3,209,061	43,047	23,960,154	213,162
LargeCap Value Fund	17,753,550	166,730	3,344,582	43,553	1,138,925	15,029	19,959,207	195,291
LargeCap Value Fund I	9,791,321	87,589	—	—	9,791,321	143,378	—	—
LargeCap Value Fund III	19,798,596	264,066	12,603,407	177,757	2,047,339	30,359	30,354,664	411,645
MidCap Growth Fund III	9,740,092	94,747	2,895,486	34,844	443,840	5,556	12,191,738	124,047
MidCap Value Fund III	6,527,632	105,340	806,336	15,669	283,075	5,556	7,050,893	115,468
Overseas Fund	28,434,389	274,226	4,299,927	50,470	1,214,775	14,448	31,519,541	310,259
Preferred Securities Fund	5,994,788	59,851	997,232	10,163	249,006	2,549	6,743,014	67,465
SmallCap Growth Fund I	6,173,980	56,950	1,164,076	16,158	617,065	8,432	6,720,991	64,678
SmallCap Value Fund II	6,483,735	51,391	941,058	12,809	618,173	8,431	6,806,620	55,816
		$3,181,780		$837,538		$487,222		$3,592,258

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$4,004			$—			$—
Bond Market Index Fund		2,177			1,908			—
Core Plus Bond Fund I		2,338			(1)			—
Diversified International Fund		6,792			(12)			—
Diversified Real Asset Fund		1,201			3			200
Global Multi-Strategy Fund		577			3			384
Global Opportunities Fund		1,332			27			—
Global Real Estate Securities Fund		8,301			3			2,542
High Yield Fund I		4,773			(1)			996
International Emerging Markets Fund		1,428			—			—
LargeCap Growth Fund		500			7			15,915
LargeCap Growth Fund I		3,004			(6)			29,531
LargeCap S&P 500 Index Fund		5,297			2,137			—
LargeCap Value Fund		8,643			37			15,409
LargeCap Value Fund I		—			55,789			—
LargeCap Value Fund III		2,712			181			—
MidCap Growth Fund III		7,679			12			16,387
MidCap Value Fund III		2,301			15			2,590
Overseas Fund		9,444			11			12,930
Preferred Securities Fund		3,554			—			1,666
SmallCap Growth Fund I		1,415			2			8,098
SmallCap Value Fund II		439			47			5,724
		$77,911			$60,162			$112,372
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		October 31, 2014

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	2,442,611	$26,771
Core Plus Bond Fund I (a)	1,435,005	16,129
Diversified International Fund (a)	5,206,594	62,167
Diversified Real Asset Fund (a)	836,456	10,631
Global Multi-Strategy Fund (a)	1,365,790	15,160
Global Opportunities Fund (a)	3,467,876	45,290
Global Real Estate Securities Fund (a)	4,286,163	39,690
High Yield Fund I (a)	1,293,214	13,566
International Emerging Markets Fund (a)	1,146,624	28,528
LargeCap Growth Fund (a)	2,417,882	28,845
LargeCap Growth Fund I (a)	7,207,103	97,944
LargeCap S&P 500 Index Fund (a)	4,228,751	60,683
LargeCap Value Fund (a)	3,422,665	47,575
LargeCap Value Fund III (a)	5,247,481	82,648
MidCap Growth Fund III (a)	2,000,673	25,449
MidCap Value Fund III (a)	1,266,827	26,097
Overseas Fund (a)	5,489,206	63,181
Preferred Securities Fund (a)	1,406,490	14,670
SmallCap Growth Fund I (a)	1,087,627	15,281
SmallCap Value Fund II (a)	1,167,398	16,460
		$736,765
TOTAL INVESTMENT COMPANIES		$736,765
Total Investments		$736,765
Other Assets in Excess of Liabilities, Net - 0.09%		$679
TOTAL NET ASSETS - 100.00%		$737,444

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.37%
International Equity Funds		32.39%
Fixed Income Funds		9.65%
Specialty Funds		3.50%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	955,724	$9,796	1,515,349	$16,574	28,462	$306	2,442,611	$26,064
Bond Market Index Fund	754,848	8,197	75,846	810	830,694	9,108	—	—
Core Plus Bond Fund I	1,025,121	11,346	453,980	5,019	44,096	488	1,435,005	15,877
Diversified International Fund	4,236,401	41,208	1,118,152	13,391	147,959	1,786	5,206,594	52,815
Diversified Real Asset Fund	586,538	6,634	276,016	3,458	26,098	328	836,456	9,765
Global Multi-Strategy Fund	1,022,362	10,665	384,031	4,199	40,603	445	1,365,790	14,419
Global Opportunities Fund	2,881,030	32,043	683,519	8,642	96,673	1,223	3,467,876	39,464
Global Real Estate Securities Fund	3,362,873	26,011	1,046,243	9,011	122,953	1,061	4,286,163	33,961
High Yield Fund I	991,805	9,729	338,437	3,594	37,028	394	1,293,214	12,929
International Emerging Markets Fund	873,652	19,470	310,375	7,558	37,403	922	1,146,624	26,106
LargeCap Growth Fund	1,846,155	12,508	631,357	6,992	59,630	672	2,417,882	18,829
LargeCap Growth Fund I	6,012,455	53,649	1,778,343	22,756	583,695	7,588	7,207,103	68,896
LargeCap S&P 500 Index Fund	3,562,221	31,374	860,299	11,465	193,769	2,550	4,228,751	40,300
LargeCap Value Fund	2,615,536	24,561	895,738	11,813	88,609	1,185	3,422,665	35,189
LargeCap Value Fund I	1,381,652	12,458	—	—	1,381,652	20,197	—	—
LargeCap Value Fund III	2,940,463	39,196	2,439,856	34,877	132,838	1,965	5,247,481	72,115
MidCap Growth Fund III	1,390,610	14,183	662,664	8,083	52,601	662	2,000,673	21,604
MidCap Value Fund III	1,026,964	16,692	273,404	5,364	33,541	661	1,266,827	21,396
Overseas Fund	4,298,370	44,126	1,339,860	15,823	149,024	1,787	5,489,206	58,162
Preferred Securities Fund	1,082,016	10,799	363,130	3,721	38,656	395	1,406,490	14,125
SmallCap Growth Fund I	881,605	8,341	301,406	4,199	95,384	1,410	1,087,627	11,147
SmallCap Value Fund II	955,897	8,976	276,906	3,796	65,405	915	1,167,398	11,860
		$451,962		$201,145		$56,048		$605,023

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$430			$—			$—
Bond Market Index Fund		193			101			—
Core Plus Bond Fund I		283			—			—
Diversified International Fund		1,019			2			—
Diversified Real Asset Fund		139			1			23
Global Multi-Strategy Fund		74			—			49
Global Opportunities Fund		206			2			—
Global Real Estate Securities Fund		1,293			—			389
High Yield Fund I		729			—			145
International Emerging Markets Fund		187			—			—
LargeCap Growth Fund		71			1			2,272
LargeCap Growth Fund I		450			79			4,424
LargeCap S&P 500 Index Fund		774			11			—
LargeCap Value Fund		1,297			—			2,313
LargeCap Value Fund I		—			7,739			—
LargeCap Value Fund III		404			7			—
MidCap Growth Fund III		1,118			—			2,385
MidCap Value Fund III		369			1			416
Overseas Fund		1,457			—			1,993
Preferred Securities Fund		692			—			307
SmallCap Growth Fund I		206			17			1,177
SmallCap Value Fund II		66			3			859
		$11,457			$7,964			$16,752
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.06%
Bond & Mortgage Securities Fund (a)	3,337,877	$36,583
Core Plus Bond Fund I (a)	2,437,095	27,393
Diversified International Fund (a)	16,279,729	194,380
Diversified Real Asset Fund (a)	2,310,117	29,362
Global Multi-Strategy Fund (a)	3,465,410	38,466
Global Opportunities Fund (a)	10,772,907	140,694
Global Real Estate Securities Fund (a)	13,476,113	124,789
High Yield Fund I (a)	4,016,356	42,132
International Emerging Markets Fund (a)	3,840,680	95,556
LargeCap Growth Fund (a)	7,543,771	89,997
LargeCap Growth Fund I (a)	23,044,504	313,175
LargeCap S&P 500 Index Fund (a)	12,276,133	176,163
LargeCap Value Fund (a)	10,259,599	142,608
LargeCap Value Fund III (a)	16,103,317	253,627
MidCap Growth Fund III (a)	6,172,227	78,511
MidCap Value Fund III (a)	3,550,422	73,139
Overseas Fund (a)	17,129,903	197,165
Preferred Securities Fund (a)	4,312,486	44,979
SmallCap Growth Fund I (a)	3,325,299	46,720
SmallCap Value Fund II (a)	3,411,928	48,108
		$2,193,547
TOTAL INVESTMENT COMPANIES		$2,193,547
Total Investments		$2,193,547
Liabilities in Excess of Other Assets, Net - (0.06)%		$(1,225)
TOTAL NET ASSETS - 100.00%		$2,192,322

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.75%
International Equity Funds		34.33%
Fixed Income Funds		6.89%
Specialty Funds		3.09%
Liabilities in Excess of Other Assets, Net		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	2,026,849	$21,818	1,451,958	$15,814	140,930	$1,532	3,337,877	$36,100
Bond Market Index Fund	511,933	5,398	12,188	129	524,121	5,624	—	—
Core Plus Bond Fund I	1,939,833	21,018	631,657	6,973	134,395	1,488	2,437,095	26,503
Diversified International Fund	14,626,586	174,928	2,359,744	28,195	706,601	8,461	16,279,729	194,661
Diversified Real Asset Fund	1,770,322	18,990	654,248	8,183	114,453	1,430	2,310,117	25,744
Global Multi-Strategy Fund	2,808,689	29,000	820,563	8,930	163,842	1,792	3,465,410	36,139
Global Opportunities Fund	9,989,176	111,603	1,247,825	15,705	464,094	5,851	10,772,907	121,465
Global Real Estate Securities Fund	11,330,567	85,758	2,714,951	23,133	569,405	4,896	13,476,113	103,994
High Yield Fund I	3,478,617	35,306	706,378	7,505	168,639	1,791	4,016,356	41,019
International Emerging Markets Fund	3,046,561	73,280	973,219	23,405	179,100	4,388	3,840,680	92,297
LargeCap Growth Fund	6,346,551	39,777	1,486,851	16,308	289,631	3,235	7,543,771	52,852
LargeCap Growth Fund I	20,274,054	168,062	3,707,523	47,122	937,073	12,031	23,044,504	203,165
LargeCap S&P 500 Index Fund	12,310,958	112,945	1,578,011	20,862	1,612,836	21,608	12,276,133	112,661
LargeCap Value Fund	9,030,855	86,546	2,035,202	26,588	806,458	10,551	10,259,599	102,609
LargeCap Value Fund I	4,988,358	44,644	—	—	4,988,358	72,893	—	—
LargeCap Value Fund III	10,428,542	139,086	6,986,253	98,742	1,311,478	19,190	16,103,317	218,804
MidCap Growth Fund III	4,784,628	46,672	1,634,626	19,771	247,027	3,061	6,172,227	63,385
MidCap Value Fund III	3,177,430	51,027	530,631	10,333	157,639	3,090	3,550,422	58,275
Overseas Fund	14,986,830	147,625	2,857,108	33,621	714,035	8,462	17,129,903	172,781
Preferred Securities Fund	3,716,067	38,204	771,764	7,871	175,345	1,791	4,312,486	44,284
SmallCap Growth Fund I	3,000,886	28,915	683,281	9,518	358,868	4,896	3,325,299	33,530
SmallCap Value Fund II	3,187,831	26,080	585,628	7,996	361,531	4,925	3,411,928	29,174
		$1,506,682		$436,704		$202,986		$1,769,442

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$829			$—			$—
Bond Market Index Fund		129			97			—
Core Plus Bond Fund I		530			—			—
Diversified International Fund		3,479			(1)			—
Diversified Real Asset Fund		413			1			68
Global Multi-Strategy Fund		200			1			133
Global Opportunities Fund		708			8			—
Global Real Estate Securities Fund		4,284			(1)			1,295
High Yield Fund I		2,431			(1)			503
International Emerging Markets Fund		645			—			—
LargeCap Growth Fund		243			2			7,738
LargeCap Growth Fund I		1,502			12			14,767
LargeCap S&P 500 Index Fund		2,647			462			—
LargeCap Value Fund		4,435			26			7,906
LargeCap Value Fund I		—			28,249			—
LargeCap Value Fund III		1,425			166			—
MidCap Growth Fund III		3,806			3			8,122
MidCap Value Fund III		1,131			5			1,273
Overseas Fund		5,029			(3)			6,877
Preferred Securities Fund		2,249			—			1,042
SmallCap Growth Fund I		693			(7)			3,969
SmallCap Value Fund II		218			23			2,838
		$37,026			$29,042			$56,531
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		October 31, 2014

INVESTMENT COMPANIES - 99.78%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.78%
Bond & Mortgage Securities Fund (a)	204,163	$2,238
Core Plus Bond Fund I (a)	162,744	1,829
Diversified International Fund (a)	1,253,301	14,964
Diversified Real Asset Fund (a)	187,609	2,385
Global Multi-Strategy Fund (a)	261,618	2,904
Global Opportunities Fund (a)	868,322	11,340
Global Real Estate Securities Fund (a)	1,007,881	9,333
High Yield Fund I (a)	305,090	3,200
International Emerging Markets Fund (a)	301,296	7,496
LargeCap Growth Fund (a)	596,624	7,118
LargeCap Growth Fund I (a)	1,805,108	24,531
LargeCap S&P 500 Index Fund (a)	1,003,813	14,405
LargeCap Value Fund (a)	794,330	11,041
LargeCap Value Fund III (a)	1,266,180	19,942
MidCap Growth Fund III (a)	448,057	5,699
MidCap Value Fund III (a)	294,640	6,070
Overseas Fund (a)	1,356,961	15,619
Preferred Securities Fund (a)	317,354	3,310
SmallCap Growth Fund I (a)	269,818	3,791
SmallCap Value Fund II (a)	275,315	3,882
		$171,097
TOTAL INVESTMENT COMPANIES		$171,097
Total Investments		$171,097
Other Assets in Excess of Liabilities, Net - 0.22%		$369
TOTAL NET ASSETS - 100.00%		$171,466

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.26%
International Equity Funds		34.26%
Fixed Income Funds		6.18%
Specialty Funds		3.08%
Other Assets in Excess of Liabilities, Net		0.22%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	118,783	$1,235	94,173	$1,025	8,793	$96	204,163	$2,164
Bond Market Index Fund	24,536	266	584	6	25,120	270	—	—
Core Plus Bond Fund I	113,085	1,259	58,313	646	8,654	96	162,744	1,809
Diversified International Fund	875,109	8,900	438,667	5,246	60,475	726	1,253,301	13,422
Diversified Real Asset Fund	130,477	1,510	66,334	831	9,202	115	187,609	2,226
Global Multi-Strategy Fund	176,805	1,845	98,802	1,080	13,989	152	261,618	2,773
Global Opportunities Fund	622,325	6,935	286,977	3,618	40,980	515	868,322	10,039
Global Real Estate Securities Fund	677,963	5,298	379,173	3,270	49,255	420	1,007,881	8,148
High Yield Fund I	202,224	2,054	117,233	1,246	14,367	153	305,090	3,147
International Emerging Markets Fund	190,025	4,461	127,034	3,088	15,763	382	301,296	7,167
LargeCap Growth Fund	401,065	3,068	220,716	2,459	25,157	279	596,624	5,248
LargeCap Growth Fund I	1,243,829	11,773	642,566	8,244	81,287	1,039	1,805,108	18,977
LargeCap S&P 500 Index Fund	750,099	7,010	330,941	4,402	77,227	1,012	1,003,813	10,405
LargeCap Value Fund	531,971	5,294	297,270	3,937	34,911	458	794,330	8,773
LargeCap Value Fund I	274,335	2,590	—	—	274,335	3,970	—	—
LargeCap Value Fund III	629,040	8,388	695,532	9,983	58,392	856	1,266,180	17,519
MidCap Growth Fund III	263,229	2,798	206,602	2,546	21,774	267	448,057	5,077
MidCap Value Fund III	205,642	3,358	102,715	2,015	13,717	267	294,640	5,106
Overseas Fund	927,618	9,694	490,411	5,801	61,068	726	1,356,961	14,769
Preferred Securities Fund	209,163	2,112	123,219	1,263	15,028	152	317,354	3,223
SmallCap Growth Fund I	179,334	1,844	102,188	1,429	11,704	164	269,818	3,109
SmallCap Value Fund II	190,521	1,876	96,780	1,329	11,986	164	275,315	3,041
		$93,568		$63,464		$12,279		$146,142

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$48			$—			$—
Bond Market Index Fund		6			(2)			—
Core Plus Bond Fund I		33			—			—
Diversified International Fund		221			2			—
Diversified Real Asset Fund		32			—			5
Global Multi-Strategy Fund		13			—			9
Global Opportunities Fund		47			1			—
Global Real Estate Securities Fund		276			—			82
High Yield Fund I		162			—			31
International Emerging Markets Fund		43			—			—
LargeCap Growth Fund		16			—			512
LargeCap Growth Fund I		97			(1)			952
LargeCap S&P 500 Index Fund		170			5			—
LargeCap Value Fund		274			—			489
LargeCap Value Fund I		—			1,380			—
LargeCap Value Fund III		88			4			—
MidCap Growth Fund III		221			—			473
MidCap Value Fund III		77			—			87
Overseas Fund		328			—			447
Preferred Securities Fund		149			—			62
SmallCap Growth Fund I		43			—			248
SmallCap Value Fund II		14			—			178
		$2,358			$1,389			$3,575
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		October 31, 2014

INVESTMENT COMPANIES - 99.56%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.56%
Bond & Mortgage Securities Fund (a)	84,101	$922
Core Plus Bond Fund I (a)	23,582	265
Diversified International Fund (a)	370,889	4,428
Diversified Real Asset Fund (a)	55,598	707
Global Multi-Strategy Fund (a)	85,425	948
Global Opportunities Fund (a)	248,945	3,251
Global Real Estate Securities Fund (a)	297,988	2,759
High Yield Fund I (a)	89,908	943
International Emerging Markets Fund (a)	95,392	2,373
LargeCap Growth Fund (a)	153,355	1,830
LargeCap Growth Fund I (a)	496,248	6,744
LargeCap S&P 500 Index Fund (a)	278,981	4,003
LargeCap Value Fund (a)	211,500	2,940
LargeCap Value Fund III (a)	351,821	5,541
MidCap Growth Fund III (a)	133,976	1,704
MidCap Value Fund III (a)	82,942	1,709
Overseas Fund (a)	376,172	4,330
Preferred Securities Fund (a)	92,672	967
SmallCap Growth Fund I (a)	72,981	1,025
SmallCap Value Fund II (a)	73,391	1,036
		$48,425
TOTAL INVESTMENT COMPANIES		$48,425
Total Investments		$48,425
Other Assets in Excess of Liabilities, Net - 0.44%		$212
TOTAL NET ASSETS - 100.00%		$48,637

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.54%
International Equity Funds		35.24%
Fixed Income Funds		6.38%
Specialty Funds		3.40%
Other Assets in Excess of Liabilities, Net		0.44%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond & Mortgage Securities Fund	879	$10	85,040	$929	1,818		$20	84,101	$919
Core Plus Bond Fund I	846	9	28,315	312	5,579		62	23,582	261
Diversified International Fund	6,512	72	390,244	4,690	25,867		311	370,889	4,451
Diversified Real Asset Fund	945	11	58,511	741	3,858		49	55,598	703
Global Multi-Strategy Fund	1,423	15	89,972	987	5,970		65	85,425	937
Global Opportunities Fund	4,579	51	261,708	3,332	17,342		221	248,945	3,162
Global Real Estate Securities Fund	4,789	42	313,611	2,732	20,412		180	297,988	2,594
High Yield Fund I	1,437	15	94,650	1,005	6,179		65	89,908	955
International Emerging Markets Fund	1,529	38	100,478	2,468	6,615		164	95,392	2,342
LargeCap Growth Fund	2,646	28	161,350	1,805	10,641		120	153,355	1,713
LargeCap Growth Fund I	9,044	104	521,738	6,720	34,534		447	496,248	6,377
LargeCap S&P 500 Index Fund	5,244	62	293,124	3,949	19,387		263	278,981	3,748
LargeCap Value Fund	3,605	46	222,627	2,966	14,732		197	211,500	2,815
LargeCap Value Fund I	3,039	40	—	—	3,039		44	—	—
LargeCap Value Fund III	3,398	46	372,930	5,572	24,507		366	351,821	5,252
MidCap Growth Fund III	2,087	27	141,252	1,733	9,363		115	133,976	1,645
MidCap Value Fund III	1,548	27	87,167	1,729	5,773		115	82,942	1,641
Overseas Fund	6,463	72	396,030	4,694	26,321		311	376,172	4,455
Preferred Securities Fund	1,471	15	97,527	1,006	6,326		65	92,672	956
SmallCap Growth Fund I	1,249	16	76,872	1,063	5,140		70	72,981	1,009
SmallCap Value Fund II	1,308	16	77,228	1,062	5,145		70	73,391	1,008
		$762		$49,495			$3,320		$46,943

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Fund		$10			$—	$			—
Core Plus Bond Fund I		—			2				—
Diversified International Fund		1			—				—
Diversified Real Asset Fund		—			—				—
Global Multi-Strategy Fund		—			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		17			—				1
High Yield Fund I		22			—				—
International Emerging Markets Fund		—			—				—
LargeCap Growth Fund		—			—				3
LargeCap Growth Fund I		1			—				6
LargeCap S&P 500 Index Fund		1			—				—
LargeCap Value Fund		2			—				3
LargeCap Value Fund I		—			4				—
LargeCap Value Fund III		1			—				—
MidCap Growth Fund III		2			—				4
MidCap Value Fund III		1			—				1
Overseas Fund		2			—				3
Preferred Securities Fund		23			—				—
SmallCap Growth Fund I		—			—				3
SmallCap Value Fund II		—			—				1
		$83			$6	$			25
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	297	$3
Diversified International Fund (a)	95	1
Diversified Real Asset Fund (a)	33	—
High Yield Fund I (a)	53	1
Inflation Protection Fund (a)	52	—
International Emerging Markets Fund (a)	8	—
LargeCap S&P 500 Index Fund (a)	173	3
MidCap S&P 400 Index Fund (a)	25	1
Short-Term Income Fund (a)	61	1
SmallCap S&P 600 Index Fund (a)	14	—
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.98%
Domestic Equity Funds		32.77%
International Equity Funds		13.11%
Specialty Funds		4.14%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	297	$3	—		$—	297		$3
Diversified International Fund	—	—	95	1	—		—	95		1
Diversified Real Asset Fund	—	—	33	—	—		—	33		—
High Yield Fund I	—	—	53	1	—		—	53		1
Inflation Protection Fund	—	—	52	—	—		—	52		—
International Emerging Markets Fund	—	—	8	—	—		—	8		—
LargeCap S&P 500 Index Fund	—	—	173	3	—		—	173		3
MidCap S&P 400 Index Fund	—	—	25	1	—		—	25		1
Short-Term Income Fund	—	—	61	1	—		—	61		1
SmallCap S&P 600 Index Fund	—	—	14	—	—		—	14		—
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	237	$3
Diversified International Fund (a)	113	1
Diversified Real Asset Fund (a)	29	—
Global Real Estate Securities Fund (a)	29	—
High Yield Fund I (a)	53	1
Inflation Protection Fund (a)	40	—
International Emerging Markets Fund (a)	12	—
LargeCap S&P 500 Index Fund (a)	205	3
MidCap S&P 400 Index Fund (a)	30	1
Short-Term Income Fund (a)	33	—
SmallCap S&P 600 Index Fund (a)	16	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		38.90%
Fixed Income Funds		38.70%
International Equity Funds		18.81%
Specialty Funds		3.59%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	237	$3	—		$—	237		$3
Diversified International Fund	—	—	113	1	—		—	113		1
Diversified Real Asset Fund	—	—	29	—	—		—	29		—
Global Real Estate Securities Fund	—	—	29	—	—		—	29		—
High Yield Fund I	—	—	53	1	—		—	53		1
Inflation Protection Fund	—	—	40	—	—		—	40		—
International Emerging Markets Fund	—	—	12	—	—		—	12		—
LargeCap S&P 500 Index Fund	—	—	205	3	—		—	205		3
MidCap S&P 400 Index Fund	—	—	30	1	—		—	30		1
Short-Term Income Fund	—	—	33	—	—		—	33		—
SmallCap S&P 600 Index Fund	—	—	16	1	—		—	16		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	207	$2
Diversified International Fund (a)	127	2
Diversified Real Asset Fund (a)	22	—
Global Real Estate Securities Fund (a)	45	—
High Yield Fund I (a)	53	1
Inflation Protection Fund (a)	35	—
International Emerging Markets Fund (a)	14	—
LargeCap S&P 500 Index Fund (a)	232	3
MidCap S&P 400 Index Fund (a)	34	1
SmallCap S&P 600 Index Fund (a)	19	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		43.88%
Fixed Income Funds		31.07%
International Equity Funds		22.31%
Specialty Funds		2.74%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	207	$2	—		$—	207		$2
Diversified International Fund	—	—	127	2	—		—	127		2
Diversified Real Asset Fund	—	—	22	—	—		—	22		—
Global Real Estate Securities Fund	—	—	45	—	—		—	45		—
High Yield Fund I	—	—	53	1	—		—	53		1
Inflation Protection Fund	—	—	35	—	—		—	35		—
International Emerging Markets Fund	—	—	14	—	—		—	14		—
LargeCap S&P 500 Index Fund	—	—	232	3	—		—	232		3
MidCap S&P 400 Index Fund	—	—	34	1	—		—	34		1
SmallCap S&P 600 Index Fund	—	—	19	1	—		—	19		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	158	$2
Diversified International Fund (a)	138	2
Diversified Real Asset Fund (a)	20	—
Global Real Estate Securities Fund (a)	53	—
High Yield Fund I (a)	48	—
Inflation Protection Fund (a)	29	—
International Emerging Markets Fund (a)	16	—
LargeCap S&P 500 Index Fund (a)	255	4
MidCap S&P 400 Index Fund (a)	36	1
SmallCap S&P 600 Index Fund (a)	20	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		47.95%
International Equity Funds		24.79%
Fixed Income Funds		24.71%
Specialty Funds		2.55%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	158	$2	—		$—	158		$2
Diversified International Fund	—	—	138	2	—		—	138		2
Diversified Real Asset Fund	—	—	20	—	—		—	20		—
Global Real Estate Securities Fund	—	—	53	—	—		—	53		—
High Yield Fund I	—	—	48	—	—		—	48		—
Inflation Protection Fund	—	—	29	—	—		—	29		—
International Emerging Markets Fund	—	—	16	—	—		—	16		—
LargeCap S&P 500 Index Fund	—	—	255	4	—		—	255		4
MidCap S&P 400 Index Fund	—	—	36	1	—		—	36		1
SmallCap S&P 600 Index Fund	—	—	20	1	—		—	20		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2035 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	119	$1
Diversified International Fund (a)	152	2
Diversified Real Asset Fund (a)	17	—
Global Real Estate Securities Fund (a)	59	1
High Yield Fund I (a)	46	—
Inflation Protection Fund (a)	17	—
International Emerging Markets Fund (a)	17	—
LargeCap S&P 500 Index Fund (a)	274	4
MidCap S&P 400 Index Fund (a)	39	1
SmallCap S&P 600 Index Fund (a)	22	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51.49%
International Equity Funds		27.21%
Fixed Income Funds		19.20%
Specialty Funds		2.10%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	119	$1	—		$—	119		$1
Diversified International Fund	—	—	152	2	—		—	152		2
Diversified Real Asset Fund	—	—	17	—	—		—	17		—
Global Real Estate Securities Fund	—	—	59	1	—		—	59		1
High Yield Fund I	—	—	46	—	—		—	46		—
Inflation Protection Fund	—	—	17	—	—		—	17		—
International Emerging Markets Fund	—	—	17	—	—		—	17		—
LargeCap S&P 500 Index Fund	—	—	274	4	—		—	274		4
MidCap S&P 400 Index Fund	—	—	39	1	—		—	39		1
SmallCap S&P 600 Index Fund	—	—	22	1	—		—	22		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2040 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	93	$1
Diversified International Fund (a)	166	2
Diversified Real Asset Fund (a)	15	—
Global Real Estate Securities Fund (a)	61	1
High Yield Fund I (a)	38	—
International Emerging Markets Fund (a)	18	—
LargeCap S&P 500 Index Fund (a)	292	4
MidCap S&P 400 Index Fund (a)	42	1
SmallCap S&P 600 Index Fund (a)	23	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.82%
International Equity Funds		29.26%
Fixed Income Funds		14.11%
Specialty Funds		1.81%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	93	$1	—		$—	93		$1
Diversified International Fund	—	—	166	2	—		—	166		2
Diversified Real Asset Fund	—	—	15	—	—		—	15		—
Global Real Estate Securities Fund	—	—	61	1	—		—	61		1
High Yield Fund I	—	—	38	—	—		—	38		—
International Emerging Markets Fund	—	—	18	—	—		—	18		—
LargeCap S&P 500 Index Fund	—	—	292	4	—		—	292		4
MidCap S&P 400 Index Fund	—	—	42	1	—		—	42		1
SmallCap S&P 600 Index Fund	—	—	23	1	—		—	23		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	68	$1
Diversified International Fund (a)	177	2
Diversified Real Asset Fund (a)	13	—
Global Real Estate Securities Fund (a)	62	1
High Yield Fund I (a)	29	—
International Emerging Markets Fund (a)	19	—
LargeCap S&P 500 Index Fund (a)	303	4
MidCap S&P 400 Index Fund (a)	44	1
SmallCap S&P 600 Index Fund (a)	24	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		57.02%
International Equity Funds		30.92%
Fixed Income Funds		10.40%
Specialty Funds		1.66%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	68	$1	—		$—	68		$1
Diversified International Fund	—	—	177	2	—		—	177		2
Diversified Real Asset Fund	—	—	13	—	—		—	13		—
Global Real Estate Securities Fund	—	—	62	1	—		—	62		1
High Yield Fund I	—	—	29	—	—		—	29		—
International Emerging Markets Fund	—	—	19	—	—		—	19		—
LargeCap S&P 500 Index Fund	—	—	303	4	—		—	303		4
MidCap S&P 400 Index Fund	—	—	44	1	—		—	44		1
SmallCap S&P 600 Index Fund	—	—	24	1	—		—	24		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	46	$1
Diversified International Fund (a)	185	2
Diversified Real Asset Fund (a)	13	—
Global Real Estate Securities Fund (a)	63	1
High Yield Fund I (a)	24	—
International Emerging Markets Fund (a)	20	—
LargeCap S&P 500 Index Fund (a)	313	4
MidCap S&P 400 Index Fund (a)	45	1
SmallCap S&P 600 Index Fund (a)	25	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		58.81%
International Equity Funds		32.14%
Fixed Income Funds		7.44%
Specialty Funds		1.61%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	46	$1	—		$—	46		$1
Diversified International Fund	—	—	185	2	—		—	185		2
Diversified Real Asset Fund	—	—	13	—	—		—	13		—
Global Real Estate Securities Fund	—	—	63	1	—		—	63		1
High Yield Fund I	—	—	24	—	—		—	24		—
International Emerging Markets Fund	—	—	20	—	—		—	20		—
LargeCap S&P 500 Index Fund	—	—	313	4	—		—	313		4
MidCap S&P 400 Index Fund	—	—	45	1	—		—	45		1
SmallCap S&P 600 Index Fund	—	—	25	1	—		—	25		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2055 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	38	$—
Diversified International Fund (a)	188	2
Diversified Real Asset Fund (a)	12	—
Global Real Estate Securities Fund (a)	64	1
High Yield Fund I (a)	22	—
International Emerging Markets Fund (a)	20	—
LargeCap S&P 500 Index Fund (a)	316	5
MidCap S&P 400 Index Fund (a)	46	1
SmallCap S&P 600 Index Fund (a)	25	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		59.50%
International Equity Funds		32.63%
Fixed Income Funds		6.41%
Specialty Funds		1.46%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	38	$—	—		$—	38		$—
Diversified International Fund	—	—	188	2	—		—	188		2
Diversified Real Asset Fund	—	—	12	—	—		—	12		—
Global Real Estate Securities Fund	—	—	64	1	—		—	64		1
High Yield Fund I	—	—	22	—	—		—	22		—
International Emerging Markets Fund	—	—	20	—	—		—	20		—
LargeCap S&P 500 Index Fund	—	—	316	5	—		—	316		5
MidCap S&P 400 Index Fund	—	—	46	1	—		—	46		1
SmallCap S&P 600 Index Fund	—	—	25	1	—		—	25		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	38	$—
Diversified International Fund (a)	188	2
Diversified Real Asset Fund (a)	12	—
Global Real Estate Securities Fund (a)	64	1
High Yield Fund I (a)	22	—
International Emerging Markets Fund (a)	20	—
LargeCap S&P 500 Index Fund (a)	316	5
MidCap S&P 400 Index Fund (a)	46	1
SmallCap S&P 600 Index Fund (a)	25	1
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		59.50%
International Equity Funds		32.63%
Fixed Income Funds		6.41%
Specialty Funds		1.46%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	38	$—	—		$—	38		$—
Diversified International Fund	—	—	188	2	—		—	188		2
Diversified Real Asset Fund	—	—	12	—	—		—	12		—
Global Real Estate Securities Fund	—	—	64	1	—		—	64		1
High Yield Fund I	—	—	22	—	—		—	22		—
International Emerging Markets Fund	—	—	20	—	—		—	20		—
LargeCap S&P 500 Index Fund	—	—	316	5	—		—	316		5
MidCap S&P 400 Index Fund	—	—	46	1	—		—	46		1
SmallCap S&P 600 Index Fund	—	—	25	1	—		—	25		1
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid Income Fund
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	411	$5
Diversified International Fund (a)	41	—
Diversified Real Asset Fund (a)	39	—
High Yield Fund I (a)	53	1
Inflation Protection Fund (a)	81	1
International Emerging Markets Fund (a)	3	—
LargeCap S&P 500 Index Fund (a)	77	1
MidCap S&P 400 Index Fund (a)	11	—
Short-Term Income Fund (a)	139	2
SmallCap S&P 600 Index Fund (a)	6	—
		$10
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		74.74%
Domestic Equity Funds		14.80%
International Equity Funds		5.51%
Specialty Funds		4.95%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2014

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales		2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	—	$—	411	$5	—		$—	411		$5
Diversified International Fund	—	—	41	—	—		—	41		—
Diversified Real Asset Fund	—	—	39	—	—		—	39		—
High Yield Fund I	—	—	53	1	—		—	53		1
Inflation Protection Fund	—	—	81	1	—		—	81		1
International Emerging Markets Fund	—	—	3	—	—		—	3		—
LargeCap S&P 500 Index Fund	—	—	77	1	—		—	77		1
MidCap S&P 400 Index Fund	—	—	11	—	—		—	11		—
Short-Term Income Fund	—	—	139	2	—		—	139		2
SmallCap S&P 600 Index Fund	—	—	6	—	—		—	6		—
		$—		$10			$–			$10

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—				$—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—				$—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		October 31, 2014

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.90%
Bond & Mortgage Securities Fund (a)	17,850,327	$195,640
Core Plus Bond Fund I (a)	9,737,553	109,450
Diversified International Fund (a)	1,438,189	17,172
Diversified Real Asset Fund (a)	2,950,247	37,498
Equity Income Fund (a)	1,947,921	51,230
Global Diversified Income Fund (a)	3,369,813	49,570
Global Multi-Strategy Fund (a)	1,984,381	22,027
Global Opportunities Fund (a)	573,874	7,495
High Yield Fund I (a)	2,744,771	28,793
Inflation Protection Fund (a)	6,088,608	52,727
International Emerging Markets Fund (a)	198,226	4,932
LargeCap Growth Fund I (a)	1,877,365	25,513
LargeCap S&P 500 Index Fund (a)	1,281,816	18,394
MidCap Fund (a)	940,277	20,996
Overseas Fund (a)	1,560,063	17,956
Short-Term Income Fund (a)	10,891,347	133,201
SmallCap Growth Fund I (a)	394,270	5,540
SmallCap Value Fund II (a)	416,409	5,871
		$804,005
TOTAL INVESTMENT COMPANIES		$804,005
Total Investments		$804,005
Other Assets in Excess of Liabilities, Net - 0.10%		$785
TOTAL NET ASSETS - 100.00%		$804,790

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.59%
Domestic Equity Funds		15.85%
Specialty Funds		13.56%
International Equity Funds		5.90%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,846,406	$106,457	9,176,903	$100,526	1,172,982	$12,778	17,850,327	$194,204
Bond Market Index Fund	8,343,192	89,452	1,802,098	19,308	10,145,290	110,975	—	—
Core Plus Bond Fund I	9,482,783	100,703	1,295,090	14,265	1,040,320	11,549	9,737,553	103,421
Diversified International Fund	1,675,071	20,437	162,263	1,923	399,145	4,773	1,438,189	17,695
Diversified Real Asset Fund	2,927,521	30,721	350,121	4,343	327,395	4,125	2,950,247	31,008
Equity Income Fund	2,089,639	39,541	211,140	5,246	352,858	8,785	1,947,921	36,952
Global Diversified Income Fund	3,718,254	40,588	452,417	6,560	800,858	11,743	3,369,813	35,863
Global Multi-Strategy Fund	1,992,990	20,444	217,213	2,371	225,822	2,475	1,984,381	20,357
Global Opportunities Fund	578,922	6,252	59,997	753	65,045	824	573,874	6,204
High Yield Fund I	2,583,171	25,489	433,251	4,589	271,651	2,887	2,744,771	27,191
Inflation Protection Fund	6,063,687	52,641	695,025	5,941	670,104	5,775	6,088,608	52,822
International Emerging Markets Fund	199,605	4,798	23,712	576	25,091	618	198,226	4,756
LargeCap Growth Fund I	2,148,785	17,084	304,075	3,837	575,495	7,474	1,877,365	14,800
LargeCap S&P 500 Index Fund	1,428,494	14,005	130,946	1,728	277,624	3,650	1,281,816	12,455
MidCap Fund	1,115,759	16,449	99,916	2,062	275,398	5,773	940,277	13,859
Overseas Fund	1,718,444	16,180	246,628	2,876	405,009	4,774	1,560,063	14,503
Short-Term Income Fund	8,230,771	98,718	3,644,435	44,594	983,859	12,042	10,891,347	131,273
SmallCap Growth Fund I	358,127	2,888	65,677	905	29,534	413	394,270	3,388
SmallCap Value Fund II	392,510	3,032	53,823	728	29,924	413	416,409	3,362
		$705,879		$223,131		$211,846		$724,113

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$3,444			$(1)			$—
Bond Market Index Fund		2,081			2,215			—
Core Plus Bond Fund I		2,537			2			—
Diversified International Fund		390			108			—
Diversified Real Asset Fund		667			69			111
Equity Income Fund		1,110			950			—
Global Diversified Income Fund		2,447			458			—
Global Multi-Strategy Fund		139			17			93
Global Opportunities Fund		40			23			—
High Yield Fund I		1,732			—			367
Inflation Protection Fund		113			15			837
International Emerging Markets Fund		41			—			—
LargeCap Growth Fund I		157			1,353			1,541
LargeCap S&P 500 Index Fund		302			372			—
MidCap Fund		132			1,121			397
Overseas Fund		566			221			776
Short-Term Income Fund		1,833			3			54
SmallCap Growth Fund I		82			8			467
SmallCap Value Fund II		27			15			345
		$17,840			$6,949			$4,988
Amounts in thousands except shares

See accompanying notes

				Schedule of Investments
				Real Estate Securities Fund
				October 31, 2014

COMMON STOCKS - 99.45%	Shares Held	Value	(000	's)

Healthcare - Services - 0.73%
Brookdale Senior Living Inc (a)	438,078			$14,768

Real Estate - 1.22%
Jones Lang LaSalle Inc	183,100			24,757

REITS - 97.50%
American Realty Capital Properties Inc	931,415			8,262
Apartment Investment & Management Co	1,569,763			56,182
AvalonBay Communities Inc	460,037			71,692
Aviv REIT Inc	444,663			14,998
Boston Properties Inc	640,644			81,202
Camden Property Trust	658,747			50,506
CBL & Associates Properties Inc	218,264			4,175
Corrections Corp of America	708,137			26,045
CubeSmart	1,624,322			34,192
DDR Corp	2,187,853			39,688
Duke Realty Corp	1,617,451			30,667
DuPont Fabros Technology Inc	422,743			13,092
Education Realty Trust Inc	1,619,430			18,235
EPR Properties	666,079			37,367
Equity One Inc	1,008,124			24,195
Equity Residential	846,955			58,914
Essex Property Trust Inc	479,153			96,674
Extra Space Storage Inc	776,306			45,150
Federal Realty Investment Trust	282,848			37,279
First Industrial Realty Trust Inc	2,297,961			44,879
General Growth Properties Inc	2,932,612			75,984
Geo Group Inc/The	150,138			5,997
HCP Inc	724,086			31,838
Health Care REIT Inc	1,103,083			78,440
Host Hotels & Resorts Inc	3,585,361			83,575
Kilroy Realty Corp	668,758			45,302
Pebblebrook Hotel Trust	1,241,984			52,909
Prologis Inc	2,029,302			84,520
Public Storage	418,993			77,237
Saul Centers Inc	376,533			20,691
Simon Property Group Inc	1,279,634			229,323
SL Green Realty Corp	740,729			85,702
Strategic Hotels & Resorts Inc (a)	2,332,321			29,970
Sun Communities Inc	434,778			25,204
Sunstone Hotel Investors Inc	2,200,438			33,689
Taubman Centers Inc	452,217			34,391
Ventas Inc	1,229,304			84,220
Vornado Realty Trust	684,677			74,958
Washington Prime Group Inc	645,067			11,373
Weingarten Realty Investors	695,834			25,224
				$1,983,941
TOTAL COMMON STOCKS				$2,023,466
INVESTMENT COMPANIES - 1.01%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 1.01%
BlackRock Liquidity Funds FedFund Portfolio	20,528,127			20,528

TOTAL INVESTMENT COMPANIES				$20,528
Total Investments				$2,043,994
Liabilities in Excess of Other Assets, Net - (0.46)%				$(9,281)
TOTAL NET ASSETS - 100.00%				$2,034,713

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector				Percent
Financial				98.72%
Exchange Traded Funds				1.01%
Consumer, Non-cyclical				0.73%
Liabilities in Excess of Other Assets, Net				(0.46)%
TOTAL NET ASSETS				100.00%

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		October 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.03%
Blue Chip Fund (a)	8,330,072	$126,784
Bond & Mortgage Securities Fund (a)	5,091,556	55,803
Diversified International Fund (a)	36,041,816	430,339
Equity Income Fund (a)	23,640,900	621,756
Global Diversified Income Fund (a)	4,920,716	72,384
Global Multi-Strategy Fund (a)	20,232,264	224,578
Global Real Estate Securities Fund (a)	5,413,459	50,129
Government & High Quality Bond Fund (a)	38,109,998	420,734
High Yield Fund (a)	11,465,281	87,939
Income Fund (a)	68,042,574	665,456
International Emerging Markets Fund (a)	4,155,230	103,382
LargeCap Growth Fund (a)	32,451,586	387,147
LargeCap Growth Fund II (a)	10,045,403	109,696
LargeCap Value Fund (a)	37,824,306	525,758
MidCap Fund (a)	5,950,853	132,883
Preferred Securities Fund (a)	5,629,925	58,720
Principal Capital Appreciation Fund (a)	5,541,885	330,684
Short-Term Income Fund (a)	13,665,438	167,128
SmallCap Growth Fund I (a)	7,470,283	104,957
SmallCap Value Fund II (a)	9,203,656	129,772
Small-MidCap Dividend Income Fund (a)	7,403,427	104,759
		$4,910,788
TOTAL INVESTMENT COMPANIES		$4,910,788
Total Investments		$4,910,788
Liabilities in Excess of Other Assets, Net - (0.03)%		$(1,356)
TOTAL NET ASSETS - 100.00%		$4,909,432

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.43%
Fixed Income Funds		29.66%
International Equity Funds		11.90%
Specialty Funds		6.04%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,370,648	$107,825	98,354	$1,363	138,930	$1,919	8,330,072	$107,294
Bond & Mortgage Securities Fund	4,881,613	53,581	209,943	2,275	—	—	5,091,556	55,856
Diversified International Fund	36,039,977	344,492	847,781	10,011	845,942	10,075	36,041,816	344,487
Equity Income Fund	23,339,380	353,186	679,107	16,838	377,587	9,021	23,640,900	361,003
Global Diversified Income Fund	4,724,084	63,001	275,917	3,974	79,285	1,118	4,920,716	65,850
Global Multi-Strategy Fund	14,814,969	152,940	5,417,295	59,446	—	—	20,232,264	212,386
Global Real Estate Securities Fund	2,547,617	18,497	2,865,842	25,145	—	—	5,413,459	43,642
Government & High Quality Bond	39,412,766	418,186	1,797,505	19,683	3,100,273	34,100	38,109,998	403,637
Fund
High Yield Fund	11,303,214	80,077	1,185,245	9,227	1,023,178	7,917	11,465,281	81,284
Income Fund	61,964,630	570,690	6,680,473	65,122	602,529	5,797	68,042,574	629,808
International Emerging Markets Fund	4,115,403	91,297	86,252	2,073	46,425	1,117	4,155,230	92,150
LargeCap Growth Fund	29,456,261	180,046	3,546,672	38,069	551,347	6,191	32,451,586	212,413
LargeCap Growth Fund II	10,856,124	65,391	1,107,334	11,014	1,918,055	20,004	10,045,403	59,410
LargeCap Value Fund	34,006,073	397,431	4,382,223	56,458	563,990	7,402	37,824,306	446,386
MidCap Fund	5,875,294	50,041	158,478	3,186	82,919	1,676	5,950,853	51,854
Preferred Securities Fund	5,194,184	36,401	441,586	4,464	5,845	61	5,629,925	40,804
Principal Capital Appreciation Fund	5,558,801	176,265	212,378	11,395	229,294	12,805	5,541,885	175,631
Short-Term Income Fund	12,833,922	153,150	882,998	10,809	51,482	632	13,665,438	163,324
SmallCap Growth Fund I	8,431,757	86,057	963,381	13,301	1,924,855	26,212	7,470,283	75,659
SmallCap Value Fund II	9,205,870	102,379	676,942	9,097	679,156	9,242	9,203,656	102,349
Small-MidCap Dividend Income Fund	7,167,822	71,369	361,605	4,881	126,000	1,676	7,403,427	74,584
		$3,572,302		$377,831		$156,965		$3,799,811

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$347			$25			$2
Bond & Mortgage Securities Fund		1,501			—			—
Diversified International Fund		8,388			59			—
Equity Income Fund		13,186			—			—
Global Diversified Income Fund		3,178			(7)			—
Global Multi-Strategy Fund		1,049			—			697
Global Real Estate Securities Fund		1,080			—			288
Government & High Quality Bond Fund		13,625			(132)			—
High Yield Fund		6,388			(103)			1,291
Income Fund		24,540			(207)			—
International Emerging Markets Fund		856			(103)			—
LargeCap Growth Fund		1,111			489			35,334
LargeCap Growth Fund II		778			3,009			9,221
LargeCap Value Fund		16,448			(101)			29,311
MidCap Fund		693			303			2,088
Preferred Securities Fund		3,025			—			1,441
Principal Capital Appreciation Fund		3,440			776			6,333
Short-Term Income Fund		2,755			(3)			85
SmallCap Growth Fund I		1,918			2,513			10,978
SmallCap Value Fund II		620			115			8,072
Small-MidCap Dividend Income Fund		2,309			10			1,760
		$107,235			$6,643			$106,901
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		October 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Blue Chip Fund (a)	1,890,265	$28,770
Bond & Mortgage Securities Fund (a)	3,508,758	38,456
Diversified International Fund (a)	8,015,503	95,705
Equity Income Fund (a)	5,354,789	140,831
Global Diversified Income Fund (a)	2,749,110	40,439
Global Multi-Strategy Fund (a)	5,919,934	65,711
Global Real Estate Securities Fund (a)	1,747,663	16,183
Government & High Quality Bond Fund (a)	21,142,894	233,418
High Yield Fund (a)	6,581,494	50,480
Income Fund (a)	38,223,422	373,825
International Emerging Markets Fund (a)	900,752	22,411
LargeCap Growth Fund (a)	7,478,656	89,220
LargeCap Growth Fund II (a)	2,234,944	24,406
LargeCap Value Fund (a)	8,788,787	122,164
MidCap Fund (a)	1,342,112	29,969
Preferred Securities Fund (a)	3,118,200	32,523
Principal Capital Appreciation Fund (a)	1,257,119	75,012
Short-Term Income Fund (a)	7,796,198	95,348
SmallCap Growth Fund I (a)	1,631,306	22,920
SmallCap Value Fund II (a)	1,985,144	27,991
Small-MidCap Dividend Income Fund (a)	1,719,512	24,331
		$1,650,113
TOTAL INVESTMENT COMPANIES		$1,650,113
Total Investments		$1,650,113
Liabilities in Excess of Other Assets, Net - 0.00%		$(48)
TOTAL NET ASSETS - 100.00%		$1,650,065

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.94%
Domestic Equity Funds		35.49%
International Equity Funds		8.14%
Specialty Funds		6.43%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,866,845	$23,762	36,326	$503	12,906	$180	1,890,265	$24,085
Bond & Mortgage Securities Fund	3,331,244	36,578	211,017	2,280	33,503	359	3,508,758	38,490
Diversified International Fund	7,943,252	74,711	280,986	3,312	208,735	2,484	8,015,503	75,544
Equity Income Fund	5,223,914	83,338	226,296	5,532	95,421	2,295	5,354,789	86,560
Global Diversified Income Fund	2,582,653	34,783	199,644	2,864	33,187	467	2,749,110	37,173
Global Multi-Strategy Fund	3,370,564	34,853	2,549,370	27,963	—	—	5,919,934	62,816
Global Real Estate Securities Fund	825,472	6,007	944,073	8,262	21,882	179	1,747,663	14,094
Government & High Quality Bond	21,083,586	227,630	1,389,816	15,200	1,330,508	14,613	21,142,894	227,777
Fund
High Yield Fund	6,292,656	46,075	733,034	5,710	444,196	3,434	6,581,494	48,282
Income Fund	32,249,800	302,624	6,312,831	61,528	339,209	3,257	38,223,422	360,765
International Emerging Markets Fund	882,815	18,295	25,412	610	7,475	180	900,752	18,710
LargeCap Growth Fund	6,672,254	45,708	930,870	10,050	124,468	1,368	7,478,656	54,341
LargeCap Growth Fund II	2,395,356	16,146	266,189	2,654	426,601	4,469	2,234,944	14,804
LargeCap Value Fund	7,635,435	86,932	1,292,553	16,783	139,201	1,798	8,788,787	101,836
MidCap Fund	1,318,425	14,379	41,431	833	17,744	358	1,342,112	14,880
Preferred Securities Fund	2,826,610	23,347	327,799	3,308	36,209	360	3,118,200	26,263
Principal Capital Appreciation Fund	1,257,040	40,954	73,259	3,935	73,180	4,129	1,257,119	40,956
Short-Term Income Fund	6,939,240	82,620	915,704	11,209	58,746	718	7,796,198	93,106
SmallCap Growth Fund I	1,874,269	19,817	238,986	3,317	481,949	6,545	1,631,306	17,047
SmallCap Value Fund II	2,044,163	22,804	143,899	1,933	202,918	2,770	1,985,144	22,016
Small-MidCap Dividend Income Fund	1,657,363	16,656	85,384	1,151	23,235	310	1,719,512	17,499
		$1,258,019		$188,937		$50,273		$1,397,044

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$78			$—			$1
Bond & Mortgage Securities Fund		1,034			(9)			—
Diversified International Fund		1,863			5			—
Equity Income Fund		2,984			(15)			—
Global Diversified Income Fund		1,770			(7)			—
Global Multi-Strategy Fund		244			—			162
Global Real Estate Securities Fund		347			4			93
Government & High Quality Bond Fund		7,467			(440)			—
High Yield Fund		3,592			(69)			724
Income Fund		13,302			(130)			—
International Emerging Markets Fund		185			(15)			—
LargeCap Growth Fund		254			(49)			8,096
LargeCap Growth Fund II		173			473			2,056
LargeCap Value Fund		3,726			(81)			6,644
MidCap Fund		156			26			470
Preferred Securities Fund		1,672			(32)			791
Principal Capital Appreciation Fund		787			196			1,449
Short-Term Income Fund		1,540			(5)			47
SmallCap Growth Fund I		430			458			2,462
SmallCap Value Fund II		138			49			1,795
Small-MidCap Dividend Income Fund		535			2			408
		$42,277			$361			$25,198
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		October 31, 2014

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Blue Chip Fund (a)	7,149,147	$108,811
Diversified International Fund (a)	31,225,189	372,829
Diversified Real Asset Fund (a)	3,693,377	46,943
Equity Income Fund (a)	21,119,412	555,440
Global Multi-Strategy Fund (a)	15,123,053	167,866
Global Real Estate Securities Fund (a)	3,828,640	35,453
Government & High Quality Bond Fund (a)	7,926,599	87,510
High Yield Fund (a)	2,490,537	19,102
Income Fund (a)	16,436,805	160,752
International Emerging Markets Fund (a)	3,636,303	90,471
LargeCap Growth Fund (a)	28,991,788	345,872
LargeCap Growth Fund II (a)	7,982,034	87,164
LargeCap Value Fund (a)	32,588,127	452,975
MidCap Fund (a)	4,889,848	109,190
Preferred Securities Fund (a)	1,556,237	16,231
Principal Capital Appreciation Fund (a)	4,889,573	291,761
Short-Term Income Fund (a)	3,052,997	37,338
SmallCap Growth Fund I (a)	6,167,699	86,656
SmallCap Value Fund II (a)	7,988,977	112,645
Small-MidCap Dividend Income Fund (a)	6,372,977	90,178
		$3,275,187
TOTAL INVESTMENT COMPANIES		$3,275,187
Total Investments		$3,275,187
Liabilities in Excess of Other Assets, Net - (0.08)%		$(2,468)
TOTAL NET ASSETS - 100.00%		$3,272,719

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		68.48%
International Equity Funds		15.24%
Fixed Income Funds		9.80%
Specialty Funds		6.56%
Liabilities in Excess of Other Assets, Net		(0.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,160,712	$91,640	80,756	$1,117	92,321	$1,281	7,149,147	$91,484
Diversified International Fund	31,002,661	304,375	860,146	10,140	637,618	7,581	31,225,189	306,933
Diversified Real Asset Fund	3,661,797	40,634	81,011	971	49,431	598	3,693,377	41,033
Equity Income Fund	20,795,857	318,238	615,538	15,238	291,983	6,975	21,119,412	326,475
Global Multi-Strategy Fund	12,643,877	131,054	2,499,831	27,387	20,655	222	15,123,053	158,219
Global Real Estate Securities Fund	2,369,680	17,152	1,504,091	13,117	45,131	375	3,828,640	29,913
Government & High Quality Bond	9,123,150	95,503	410,277	4,492	1,606,828	17,681	7,926,599	82,764
Fund
High Yield Fund	2,252,527	14,726	238,010	1,853	—	—	2,490,537	16,579
Income Fund	15,337,182	138,897	1,216,640	11,835	117,017	1,126	16,436,805	149,594
International Emerging Markets Fund	3,605,525	85,666	71,167	1,707	40,389	974	3,636,303	86,327
LargeCap Growth Fund	26,261,037	173,345	3,188,251	34,234	457,500	5,100	28,991,788	202,795
LargeCap Growth Fund II	9,257,365	59,007	942,517	9,377	2,217,848	23,173	7,982,034	49,517
LargeCap Value Fund	29,091,629	338,299	3,878,971	50,039	382,473	4,964	32,588,127	383,260
MidCap Fund	4,825,054	39,990	139,014	2,795	74,220	1,501	4,889,848	41,536
Preferred Securities Fund	1,446,075	10,236	147,674	1,490	37,512	375	1,556,237	11,345
Principal Capital Appreciation Fund	4,967,520	157,038	197,342	10,584	275,289	15,502	4,889,573	153,129
Short-Term Income Fund	2,843,614	33,786	209,383	2,563	—	—	3,052,997	36,349
SmallCap Growth Fund I	7,452,261	75,699	886,113	12,257	2,170,675	29,686	6,167,699	61,971
SmallCap Value Fund II	8,147,618	90,888	610,224	8,203	768,865	10,526	7,988,977	88,769
Small-MidCap Dividend Income Fund	6,160,405	61,191	297,183	4,013	84,611	1,127	6,372,977	64,082
		$2,277,364		$223,412		$128,767		$2,382,074

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$297			$8			$2
Diversified International Fund		7,236			(1)			—
Diversified Real Asset Fund		832			26			139
Equity Income Fund		11,769			(26)			—
Global Multi-Strategy Fund		894			—			594
Global Real Estate Securities Fund		932			19			266
Government & High Quality Bond Fund		3,082			450			—
High Yield Fund		1,299			—			258
Income Fund		6,030			(12)			—
International Emerging Markets Fund		748			(72)			—
LargeCap Growth Fund		992			316			31,596
LargeCap Growth Fund II		665			4,306			7,895
LargeCap Value Fund		14,122			(114)			25,188
MidCap Fund		570			252			1,718
Preferred Securities Fund		838			(6)			400
Principal Capital Appreciation Fund		3,077			1,009			5,674
Short-Term Income Fund		615			—			19
SmallCap Growth Fund I		1,701			3,701			9,738
SmallCap Value Fund II		548			204			7,147
Small-MidCap Dividend Income Fund		1,988			5			1,518
		$58,235			$10,065			$92,152
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		October 31, 2014

INVESTMENT COMPANIES - 99.84%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.84%
Blue Chip Fund (a)	1,350,809	$20,559
Bond & Mortgage Securities Fund (a)	7,035,669	77,111
Diversified International Fund (a)	4,358,106	52,036
Equity Income Fund (a)	6,391,396	168,094
Global Diversified Income Fund (a)	6,735,478	99,079
Global Real Estate Securities Fund (a)	2,305,591	21,350
Government & High Quality Bond Fund (a)	26,445,155	291,954
High Yield Fund (a)	13,450,642	103,166
Income Fund (a)	62,497,941	611,230
International Emerging Markets Fund (a)	797,008	19,830
LargeCap Growth Fund (a)	7,040,783	83,997
LargeCap Value Fund (a)	8,279,764	115,089
Preferred Securities Fund (a)	7,577,507	79,033
Principal Capital Appreciation Fund (a)	644,235	38,441
Short-Term Income Fund (a)	14,156,370	173,132
SmallCap Growth Fund I (a)	1,509,044	21,202
Small-MidCap Dividend Income Fund (a)	6,464,859	91,478
		$2,066,781
TOTAL INVESTMENT COMPANIES		$2,066,781
Total Investments		$2,066,781
Other Assets in Excess of Liabilities, Net - 0.16%		$3,305
TOTAL NET ASSETS - 100.00%		$2,070,086

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.52%
Domestic Equity Funds		26.03%
Specialty Funds		4.79%
International Equity Funds		4.50%
Other Assets in Excess of Liabilities, Net		0.16%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,346,752	$17,291	4,057	$56	—	$—	1,350,809	$17,347
Bond & Mortgage Securities Fund	6,670,493	73,025	483,017	5,241	117,841	1,264	7,035,669	76,956
Diversified International Fund	4,559,411	41,805	89,437	1,057	290,742	3,498	4,358,106	39,535
Equity Income Fund	6,309,509	105,751	254,728	6,283	172,841	4,225	6,391,396	107,829
Global Diversified Income Fund	5,745,137	77,101	1,050,134	15,361	59,793	843	6,735,478	91,613
Global Real Estate Securities Fund	1,664,295	12,081	666,626	5,824	25,330	211	2,305,591	17,680
Government & High Quality Bond	26,037,134	282,269	1,465,535	16,046	1,057,514	11,605	26,445,155	286,309
Fund
High Yield Fund	11,652,970	85,126	1,959,961	15,310	162,289	1,264	13,450,642	99,129
Income Fund	53,494,700	503,421	9,472,928	92,508	469,687	4,513	62,497,941	591,233
International Emerging Markets Fund	793,634	17,599	20,803	497	17,429	421	797,008	17,639
LargeCap Growth Fund	6,384,633	49,477	850,636	9,183	194,486	2,163	7,040,783	56,547
LargeCap Value Fund	6,197,732	71,578	2,178,305	28,797	96,273	1,264	8,279,764	99,077
Preferred Securities Fund	6,324,128	51,003	1,337,764	13,698	84,385	844	7,577,507	63,839
Principal Capital Appreciation Fund	696,595	23,812	22,814	1,224	75,174	4,236	644,235	21,615
Short-Term Income Fund	11,320,738	134,417	2,860,043	35,011	24,411	299	14,156,370	169,128
SmallCap Growth Fund I	1,700,311	19,490	188,441	2,599	379,708	5,291	1,509,044	16,848
Small-MidCap Dividend Income Fund	6,070,337	65,882	489,299	6,631	94,777	1,264	6,464,859	71,248
		$1,631,128		$255,326		$43,205		$1,843,572

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$56			$—			$—
Bond & Mortgage Securities Fund		2,043			(46)			—
Diversified International Fund		1,057			171			—
Equity Income Fund		3,561			20			—
Global Diversified Income Fund		4,044			(6)			—
Global Real Estate Securities Fund		632			(14)			187
Government & High Quality Bond Fund		9,194			(401)			—
High Yield Fund		6,818			(43)			1,332
Income Fund		21,636			(183)			—
International Emerging Markets Fund		164			(36)			—
LargeCap Growth Fund		241			50			7,669
LargeCap Value Fund		3,006			(34)			5,361
Preferred Securities Fund		3,860			(18)			1,758
Principal Capital Appreciation Fund		430			815			794
Short-Term Income Fund		2,580			(1)			75
SmallCap Growth Fund I		386			50			2,211
Small-MidCap Dividend Income Fund		1,966			(1)			1,497
		$61,674			$323			$20,884
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Strategic Growth Portfolio
		October 31, 2014

INVESTMENT COMPANIES - 100.18%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.18%
Blue Chip Fund (a)	5,541,109	$84,336
Diversified International Fund (a)	15,786,727	188,493
Equity Income Fund (a)	14,709,390	386,857
Global Real Estate Securities Fund (a)	3,758,359	34,802
International Emerging Markets Fund (a)	3,741,082	93,078
LargeCap Growth Fund (a)	30,647,271	365,622
LargeCap Growth Fund II (a)	4,750,807	51,879
LargeCap Value Fund (a)	27,454,655	381,620
MidCap Fund (a)	1,432,945	31,998
Principal Capital Appreciation Fund (a)	3,625,414	216,328
SmallCap Growth Fund I (a)	3,530,582	49,605
SmallCap Value Fund II (a)	5,248,559	74,005
Small-MidCap Dividend Income Fund (a)	4,112,942	58,198
		$2,016,821
TOTAL INVESTMENT COMPANIES		$2,016,821
Total Investments		$2,016,821
Liabilities in Excess of Other Assets, Net - (0.18)%		$(3,644)
TOTAL NET ASSETS - 100.00%		$2,013,177

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		84.47%
International Equity Funds		15.71%
Liabilities in Excess of Other Assets, Net		(0.18)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2014

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,592,207	$71,283	37,024	$513	88,122	$1,216	5,541,109	$70,608
Diversified International Fund	16,509,940	154,884	377,411	4,456	1,100,624	13,188	15,786,727	147,133
Equity Income Fund	14,617,850	233,973	376,393	9,381	284,853	6,828	14,709,390	236,475
Global Real Estate Securities Fund	2,759,476	19,644	1,035,443	8,907	36,560	304	3,758,359	28,263
International Emerging Markets Fund	3,730,271	87,447	56,205	1,349	45,394	1,084	3,741,082	87,609
LargeCap Growth Fund	27,826,846	208,708	3,413,454	36,679	593,029	6,608	30,647,271	238,736
LargeCap Growth Fund II	7,250,714	46,784	693,450	6,892	3,193,357	33,252	4,750,807	28,355
LargeCap Value Fund	24,713,997	295,608	3,125,668	40,254	385,010	5,007	27,454,655	330,734
MidCap Fund	1,411,508	11,648	36,488	734	15,051	305	1,432,945	12,113
Principal Capital Appreciation Fund	3,566,312	113,247	128,702	6,905	69,600	3,754	3,625,414	116,449
SmallCap Growth Fund I	5,510,797	55,784	634,906	8,772	2,615,121	35,846	3,530,582	35,165
SmallCap Value Fund II	5,479,229	57,366	398,363	5,354	629,033	8,641	5,248,559	54,283
Small-MidCap Dividend Income Fund	3,981,323	39,391	171,780	2,324	40,161	535	4,112,942	41,217
		$1,395,767		$132,520		$116,568		$1,427,140

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$231			$28			$2
Diversified International Fund		3,839			981			—
Equity Income Fund		8,227			(51)			—
Global Real Estate Securities Fund		1,053			16			310
International Emerging Markets Fund		774			(103)			—
LargeCap Growth Fund		1,048			(43)			33,367
LargeCap Growth Fund II		519			7,931			6,156
LargeCap Value Fund		11,965			(121)			21,334
MidCap Fund		167			36			503
Principal Capital Appreciation Fund		2,204			51			4,062
SmallCap Growth Fund I		1,257			6,455			7,195
SmallCap Value Fund II		368			204			4,794
Small-MidCap Dividend Income Fund		1,282			37			978
		$32,934			$15,421			$78,701
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2014

INVESTMENT COMPANIES - 2.06%		Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 2.06%
Morgan Stanley Institutional Liquidity Funds -		52,241,064	$52,241	Automobile Floor Plan Asset Backed Securities (continued)
Government Portfolio				Ford Credit Floorplan Master Owner Trust A
				0.53%, 01/15/2018(b)	$18,000	$18,019
TOTAL INVESTMENT COMPANIES			$52,241	0.55%, 02/15/2019(b)	6,000	6,008
		Principal		Nissan Master Owner Trust Receivables
BONDS- 95.84%		Amount (000's) Value (000's)		0.45%, 02/15/2018(b)	17,000	17,000
				Volkswagen Credit Auto Master Trust
Agriculture - 1.05%				0.51%, 07/22/2019(a),(b)	12,000	12,006
Cargill Inc				World Omni Master Owner Trust
6.00%, 11/27/2017 (a)		$23,500	$26,612	0.50%, 02/15/2018(a),(b)	15,250	15,264
						$110,167

Automobile Asset Backed Securities - 6.48%				Automobile Manufacturers - 1.60%
American Credit Acceptance Receivables				Daimler Finance North America LLC
Trust				1.38%, 08/01/2017(a)	6,500	6,486
1.64%, 11/15/2016 (a),(b)		1,877	1,879
				PACCAR Financial Corp
AmeriCredit Automobile Receivables 2014-3				0.83%, 12/06/2018(b)	6,250	6,288
0.64%, 04/09/2018		13,500	13,499	2.20%, 09/15/2019	9,000	9,059
AmeriCredit Automobile Receivables Trust				Toyota Motor Credit Corp
2013-3				2.10%, 01/17/2019	18,750	18,871
0.68%, 10/11/2016 (b)		2,503	2,504
						$40,704
AmeriCredit Automobile Receivables Trust
2013-5				Banks- 15.78%
0.53%, 03/08/2017 (b)		3,251	3,253	Australia & New Zealand Banking Group
AmeriCredit Automobile Receivables Trust				Ltd/New York NY
2014-1				0.79%, 05/15/2018(b)	7,250	7,280
0.57%, 07/10/2017 (b)		9,026	9,030	Bank of America Corp
AmeriCredit Automobile Receivables Trust				2.60%, 01/15/2019	5,000	5,048
2014-2				Bank of America NA
0.54%, 10/10/2017 (b)		18,000	18,005	0.51%, 06/15/2016(b)	13,000	12,948
Capital Auto Receivables Asset Trust / Ally				1.25%, 02/14/2017	5,500	5,507
0.97%, 01/22/2018		14,000	14,020	5.30%, 03/15/2017	24,900	27,000
Capital Auto Receivables Asset Trust 2014-1				Bank of New York Mellon Corp/The
0.68%, 05/20/2016 (b)		4,500	4,504	2.20%, 05/15/2019	11,000	11,038
Capital Auto Receivables Asset Trust 2014-3				BB&T Corp
0.48%, 02/21/2017 (b)		12,500	12,501	0.90%, 02/01/2019(b)	5,500	5,546
CPS Auto Receivables Trust 2013-A				Branch Banking & Trust Co
1.31%, 06/15/2020 (a),(b)		14,713	14,707	0.53%, 05/23/2017(b)	13,250	13,161
CPS Auto Receivables Trust 2013-B				0.55%, 09/13/2016(b)	13,500	13,471
1.82%, 09/15/2020 (a),(b)		7,335	7,359	Citigroup Inc
CPS Auto Receivables Trust 2013-C				0.72%, 08/14/2017(b)	10,000	10,008
1.64%, 04/16/2018 (a)		7,094	7,121	1.00%, 04/08/2019(b)	4,500	4,517
CPS Auto Receivables Trust 2013-D				4.75%, 05/19/2015	8,750	8,945
1.54%, 07/16/2018 (a),(b)		4,831	4,851	6.13%, 05/15/2018	16,500	18,742
CPS Auto Receivables Trust 2014-C				Commonwealth Bank of Australia/New York
1.31%, 02/15/2019 (a),(b)		9,762	9,771	NY
CPS Auto Trust				2.25%, 03/13/2019	4,500	4,521
1.48%, 03/16/2020 (a)		3,001	3,011	Goldman Sachs Group Inc/The
Santander Drive Auto Receivables Trust 2013-				1.25%, 10/23/2019(b)	9,500	9,532
5				1.33%, 11/15/2018(b)	18,750	18,942
0.53%, 04/17/2017 (b)		3,172	3,173	JP Morgan Chase Bank NA
Santander Drive Auto Receivables Trust 2014-				0.56%, 06/13/2016(b)	6,000	5,983
1				5.88%, 06/13/2016	8,750	9,425
0.74%, 06/15/2017		6,722	6,721	6.00%, 10/01/2017	28,500	31,918
Santander Drive Auto Receivables Trust 2014-				KeyBank NA/Cleveland OH
2				5.45%, 03/03/2016	5,750	6,096
0.54%, 07/17/2017 (b)		14,000	14,003	7.41%, 10/15/2027	24,500	25,273
Santander Drive Auto Receivables Trust 2014-				Morgan Stanley
3				1.08%, 01/24/2019(b)	29,750	29,960
0.54%, 08/15/2017 (b)		7,000	7,001	1.51%, 04/25/2018(b)	16,000	16,357
Westlake Automobile Receivables Trust 2014-				National City Bank/Cleveland OH
2				0.60%, 06/07/2017(b)	4,500	4,465
0.97%, 10/16/2017 (a),(b)		7,500	7,503	PNC Bank NA
			$164,416	4.88%, 09/21/2017	14,800	16,165
				PNC Financial Services Group Inc/The
Automobile Floor Plan Asset Backed Securities - 4.34%				6.75%, 07/29/2049(b)	7,300	7,968
Ally Master Owner Trust				SunTrust Bank/Atlanta GA
0.60%, 04/15/2018 (b)		16,500	16,524	0.52%, 08/24/2015(b)	12,000	11,996
0.62%, 01/15/2019 (b)		5,500	5,517
				7.25%, 03/15/2018	9,000	10,408
CNH Wholesale Master Note Trust				US Bank NA/Cincinnati OH
0.75%, 08/15/2019 (a),(b)		8,750	8,771	0.46%, 01/30/2017(b)	9,500	9,506
Ford Credit Auto Owner Trust/Ford Credit				0.71%, 10/28/2019(b)	9,000	9,018
2014-RE	V1			Wells Fargo & Co
2.26%, 11/15/2025 (a),(b)		11,000	11,058	7.98%, 12/31/2049(b)	18,250	20,115

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2014

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Banks (continued)				Electric (continued)
Wells Fargo Bank NA				PPL Energy Supply LLC
6.00%, 11/15/2017	$8,500	$9,614		5.70%, 10/15/2035		$10,000	$10,262
		$400,473		6.50%, 05/01/2018		4,750	5,157
				Public Service Co of New Mexico
Beverages - 1.39%				7.95%, 05/15/2018		19,000	22,647
Anheuser-Busch InBev Finance Inc				Southern Co/The
2.15%, 02/01/2019	9,500	9,504		2.45%, 09/01/2018		11,000	11,254
SABMiller Holdings Inc				TransAlta Corp
0.93%, 08/01/2018 (a),(b)	4,500	4,533
1.85%, 01/15/2015 (a)	5,500	5,514		6.65%, 05/15/2018		18,250	20,500
SABMiller PLC							$123,651
6.50%, 07/01/2016 (a)	14,500	15,817		Finance - Mortgage Loan/Banker - 9.27%
		$35,368		Fannie Mae
				0.88%, 02/08/2018		17,000	16,808
Biotechnology - 0.87%				1.00%, 09/27/2017		19,000	18,987
Amgen Inc				1.13%, 04/27/2017		31,000	31,255
1.25%, 05/22/2017	9,000	8,939		1.75%, 06/20/2019		57,500	57,595
2.20%, 05/22/2019	9,000	8,931		1.75%, 09/12/2019		71,250	71,213
Gilead Sciences Inc				1.88%, 02/19/2019		39,000	39,507
2.40%, 12/01/2014	4,250	4,256					$235,365
		$22,126
			Food	- 0.45%
Chemicals - 0.60%				Ingredion Inc
Airgas Inc				3.20%, 11/01/2015		6,750	6,898
1.65%, 02/15/2018	3,000	2,983		Tesco PLC
3.25%, 10/01/2015	12,000	12,273		2.00%, 12/05/2014(a)		4,500	4,504
		$15,256					$11,402

Commercial Services - 0.15%			Gas	- 0.23%
ERAC USA Finance LLC				Laclede Group Inc/The
5.60%, 05/01/2015 (a)	3,750	3,836
				0.98%, 08/15/2017(b)		5,750	5,744

Computers - 0.81%				Healthcare - Services - 1.03%
Apple Inc				Roche Holdings Inc
1.00%, 05/03/2018	4,500	4,413		0.57%, 09/30/2019(a),(b)		14,000	13,993
International Business Machines Corp				WellPoint Inc
1.95%, 02/12/2019	16,250	16,244		5.88%, 06/15/2017		11,000	12,234
		$20,657					$26,227

Credit Card Asset Backed Securities - 1.20%				Home Equity Asset Backed Securities - 2.68%
Cabela's Credit Card Master Note Trust				ABFC 2005-OPT1 Trust
0.50%, 03/16/2020 (b)	5,750	5,747
				0.51%, 07/25/2035(b)		488	480
0.60%, 07/15/2022 (b)	9,250	9,228
0.63%, 06/15/2020 (a),(b)	5,400	5,437		ABFC 2005-WMC1 Trust
				0.81%, 06/25/2035(b)		2,652	2,613
0.85%, 09/17/2018 (a),(b)	10,000	10,038
				ACE Securities Corp Home Equity Loan Trust
		$30,450		Series 2005-AG1
Diversified Financial Services - 4.91%				0.51%, 08/25/2035(b)		214	207
Ford Motor Credit Co LLC				ACE Securities Corp Home Equity Loan Trust
3.98%, 06/15/2016	15,550	16,242		Series 2005-HE2
General Electric Capital Corp				0.87%, 04/25/2035(b)		1,484	1,488
0.74%, 01/14/2019 (b)	17,250	17,300		ACE Securities Corp Home Equity Loan Trust
0.88%, 07/12/2016 (b)	24,250	24,447		Series 2005-WF1
5.63%, 09/15/2017	4,750	5,310		0.49%, 05/25/2035(b)		2,405	2,372
6.38%, 11/15/2067 (b)	9,000	9,608		Asset Backed Securities Corp Home Equity
Jefferies Group LLC				Loan Trust Series OOMC 2005-HE6
3.88%, 11/09/2015	8,750	9,010		0.66%, 07/25/2035(b)		3,463	3,430
5.50%, 03/15/2016	3,500	3,704		Bayview Financial Acquisition Trust
MassMutual Global Funding II				0.78%, 05/28/2044(b)		1,000	998
2.10%, 08/02/2018 (a)	9,500	9,582		5.66%, 12/28/2036(b)		337	337
Murray Street Investment Trust I				Bear Stearns Asset Backed Securities I Trust
4.65%, 03/09/2017 (b)	27,500	29,360		2006	-PC1
				0.48%, 12/25/2035(b)		6,659	6,620
		$124,563
				Credit Suisse First Boston Mortgage Securities
Electric - 4.87%				Corp
Dominion Resources Inc/VA				4.80%, 05/25/2035		4,425	4,556
1.40%, 09/15/2017	9,000	8,969		Home Equity Asset Trust 2005-4
Indiantown Cogeneration LP				0.86%, 10/25/2035(b)		4,725	4,416
9.77%, 12/15/2020	11,385	12,922		JP Morgan Mortgage Acquisition Corp 2005-
LG&E and KU Energy LLC				FLD1
2.13%, 11/15/2015	10,000	10,123		0.89%, 07/25/2035(b)		1,739	1,729
NextEra Energy Capital Holdings Inc				JP Morgan Mortgage Acquisition Corp 2005-
7.30%, 09/01/2067 (b)	11,500	12,441		OPT1
NiSource Finance Corp				0.60%, 06/25/2035(b)		1,301	1,291
5.25%, 09/15/2017	8,500	9,376

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2014

			Principal			Principal
	BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Home Equity Asset Backed Securities (continued)				Mining (continued)
	Mastr Asset Backed Securities Trust 2005-				Teck Resources Ltd
	FRE1				5.38%, 10/01/2015	$3,750	$3,898
	0.40%, 10/25/2035 (b)		$383	$383			$16,881
	New Century Home Equity Loan Trust 2005-
	3				Mortgage Backed Securities - 8.98%
	0.63%, 07/25/2035 (b)		15,714	15,626	Alternative Loan Trust 2004-J8
	RAMP Series 2005-EFC2 Trust				6.00%, 02/25/2017	391	394
	0.62%, 07/25/2035 (b)		453	453	Banc of America Alternative Loan Trust 2003-
	RASC Series 2003-KS10 Trust				10
	4.47%, 03/25/2032		610	619	5.00%, 12/25/2018	689	704
	Soundview Home Loan Trust 2005-CTX1				Banc of America Funding 2004-1 Trust
	0.57%, 11/25/2035 (b)		3,399	3,356	5.25%, 02/25/2019	1,081	1,120
	Structured Asset Securities Corp Mortgage				Banc of America Funding 2004-3 Trust
	Loan Trust Series 2005-GEL4				4.75%, 09/25/2019	778	795
	0.77%, 08/25/2035 (b)		1,200	1,138	Banc of America Funding 2006-G Trust
					0.33%, 07/20/2036(b)	851	849
	Terwin Mortgage Trust 2005-2HE
	0.91%, 01/25/2035 (a),(b)		366	364	Banc of America Mortgage Trust 2004-8
	Terwin Mortgage Trust Series TMTS 2005-				5.25%, 10/25/2019	393	403
	14	HE			Banc of America Mortgage Trust 2005-7
	4.85%, 08/25/2036 (b)		1,946	2,006	5.00%, 08/25/2020	228	232
	Wells Fargo Home Equity Asset-Backed				BCAP LLC 2011-RR11 Trust
					2.53%, 03/26/2035(a),(b)	4,020	4,042
	Securities 2004-2 Trust
	0.57%, 10/25/2034 (b)		267	259	CHL Mortgage Pass-Through Trust 2003-46
					2.46%, 01/19/2034(b)	1,499	1,497
	5.00%, 10/25/2034		11,500	11,480
	5.00%, 10/25/2034		26	26	CHL Mortgage Pass-Through Trust 2004-19
	Wells Fargo Home Equity Asset-Backed				5.25%, 10/25/2034	81	81
	Securities 2005-2 Trust				CHL Mortgage Pass-Through Trust 2004-J1
					4.50%, 01/25/2019(b)	281	286
	0.56%, 11/25/2035 (b)		1,773	1,769
				$68,016	CHL Mortgage Pass-Through Trust 2004-J7
					5.00%, 09/25/2019	771	798
	Insurance - 4.59%				Citigroup Mortgage Loan Trust 2009-6
	Berkshire Hathaway Finance Corp				2.61%, 07/25/2036(a),(b)	1,776	1,787
	1.60%, 05/15/2017		11,000	11,134	Credit Suisse First Boston Mortgage Securities
	2.00%, 08/15/2018		11,500	11,587	Corp
	Chubb Corp/The				1.11%, 05/25/2034(b)	522	508
	6.38%, 03/29/2067 (b)		2,750	2,997	5.00%, 09/25/2019	137	134
	Lincoln National Corp				5.00%, 10/25/2019	820	824
	7.00%, 05/17/2066 (b)		4,500	4,612	Credit Suisse Mortgage Capital Certificates
	MetLife Inc				2.36%, 07/27/2037(a),(b)	2,256	2,270
	6.82%, 08/15/2018		10,000	11,725	Deutsche Mortgage Securities Inc REMIC
	Metropolitan Life Global Funding I				Trust Series 2010-RS2
	1.30%, 04/10/2017 (a)		6,750	6,764	3.81%, 06/28/2047(a),(b)	2,975	2,973
	2.30%, 04/10/2019 (a)		6,750	6,767	Fannie Mae REMICS
	New York Life Global Funding				3.50%, 03/25/2042	1,590	1,660
	2.45%, 07/14/2016 (a)		9,000	9,270	Freddie Mac REMICS
	Prudential Covered Trust 2012-1				0.60%, 06/15/2023(b)	13	13
	3.00%, 09/30/2015 (a)		3,844	3,916	Ginnie Mae
	Prudential Holdings LLC				0.62%, 07/16/2054(b)	87,638	4,849
	1.11%, 12/18/2017 (a),(b)		18,326	18,453	0.70%, 08/16/2051(b)	85,128	5,173
	8.70%, 12/18/2023 (a)		22,855	29,271	0.87%, 02/16/2053(b)	125,607	8,823
				$116,496	0.91%, 03/16/2049(b)	115,224	6,502
					0.91%, 09/16/2055(b)	49,703	3,363
	Iron & Steel - 0.26%				0.92%, 03/16/2052(b)	86,504	6,930
	ArcelorMittal				0.93%, 10/16/2054(b)	74,064	4,920
	4.25%, 03/01/2016		6,500	6,646	0.94%, 10/16/2054(b)	57,564	3,342
					0.94%, 06/16/2055(b)	50,314	3,158
	Manufactured Housing Asset Backed Securities - 0.00%				0.99%, 02/16/2055(b)	77,294	3,994
	Green Tree Financial Corp				1.00%, 01/16/2055(b)	112,261	6,861
	7.70%, 09/15/2026		120	128	1.01%, 10/16/2054(b)	85,207	5,507
					1.04%, 09/16/2055(b)	19,823	1,353
					1.11%, 01/16/2054(b)	64,107	4,535
Media	- 0.98%				1.14%, 08/16/2042(b)	96,283	7,109
	CBS Corp				1.15%, 06/16/2045(b)	87,305	6,657
	2.30%, 08/15/2019		9,000	8,882	1.22%, 02/16/2046(b)	87,845	7,007
	NBCUniversal Enterprise Inc				1.27%, 10/16/2051(b)	4,614	388
	0.77%, 04/15/2016 (a),(b)		4,500	4,519
					1.41%, 12/16/2036(b)	76,961	6,132
	Time Warner Cable Inc				1.61%, 01/16/2040(b)	34,343	2,168
	8.25%, 04/01/2019		9,250	11,486	4.50%, 08/20/2032	164	170
				$24,887	JP Morgan Mortgage Trust 2004-A3
	Mining - 0.67%				2.34%, 07/25/2034(b)	1,991	1,999
	Glencore Finance Canada Ltd				JP Morgan Mortgage Trust 2004-S1
	2.70%, 10/25/2017 (a),(b)		12,750	12,983	5.00%, 09/25/2034	2,383	2,479

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
JP Morgan Resecuritization Trust Series 2010-			Carrington Mortgage Loan Trust Series 2005-
4			NC4
2.36%, 10/26/2036 (a),(b)	$1,697	$1,699	0.55%, 09/25/2035(b)		$1,354	$1,340
MASTR Alternative Loan Trust 2003-9			Citigroup Mortgage Loan Trust Inc
6.50%, 01/25/2019	665	680	0.58%, 07/25/2035(b)		665	658
MASTR Asset Securitization Trust 2004-11			Countrywide Asset-Backed Certificates
5.00%, 12/25/2019	160	164	0.64%, 12/25/2035(b)		716	714
MASTR Asset Securitization Trust 2004-9			Credit-Based Asset Servicing and
5.00%, 09/25/2019	800	814	Securitization LLC
PHH Mortgage Trust Series 2008-CIM1			4.28%, 08/25/2035(b)		837	844
5.22%, 06/25/2038	6,886	6,984	4.81%, 07/25/2035(b)		5,720	5,832
Prime Mortgage Trust 2005-2			CWABS Asset-Backed Certificates Trust
5.25%, 07/25/2020 (b)	1,190	1,212	2005-3
Provident Funding Mortgage Loan Trust 2005-			0.60%, 08/25/2035(b)		2,664	2,650
1			CWABS Asset-Backed Certificates Trust
0.44%, 05/25/2035 (b)	6,103	5,858	2005-7
RALI Series 2003-QS23 Trust			0.66%, 11/25/2035(b)		2,260	2,251
5.00%, 12/26/2018	2,118	2,150	Drug Royalty II LP 2
RALI Series 2004-QS3 Trust			3.48%, 07/15/2023(a),(b)		12,834	12,912
5.00%, 03/25/2019	1,130	1,166	FFMLT Trust 2005-FF2
RBSSP Resecuritization Trust 2009-7			0.81%, 03/25/2035(b)		648	648
0.55%, 06/26/2037 (a),(b)	1,222	1,169	Fieldstone Mortgage Investment Trust Series
Sequoia Mortgage Trust 2013-4			2005-1
1.55%, 04/25/2043 (b)	15,638	14,581	1.23%, 03/25/2035(b)		4,033	4,029
Sequoia Mortgage Trust 2013-8			First Franklin Mortgage Loan Trust 2005-
2.25%, 06/25/2043 (b)	11,840	11,222	FF4
Springleaf Mortgage Loan Trust			0.58%, 05/25/2035(b)		921	915
1.27%, 06/25/2058 (a),(b)	13,923	13,874	JP Morgan Mortgage Acquisition Corp 2005-
Springleaf Mortgage Loan Trust 2012-2			OPT2
2.22%, 10/25/2057 (a)	12,165	12,336	0.44%, 12/25/2035(b)		2,972	2,904
Springleaf Mortgage Loan Trust 2012-3			Mastr Specialized Loan Trust
1.57%, 12/25/2059 (a),(b)	10,659	10,652	1.40%, 11/25/2034(a),(b)		1,522	1,525
2.66%, 12/25/2059 (a),(b)	4,623	4,623	Merrill Lynch Mortgage Investors Trust Series
3.56%, 12/25/2059 (a)	2,500	2,538	2005	-FM1
Springleaf Mortgage Loan Trust 2013-2			0.53%, 05/25/2036(b)		1,112	1,106
1.78%, 12/25/2065 (a)	7,539	7,525	NYCTL 2014-A Trust
3.52%, 12/25/2065 (a),(b)	3,500	3,571	1.03%, 11/10/2027(a),(c)		8,500	8,495
WaMu Mortgage Pass-Through Certificates			OneMain Financial Issuance Trust 2014-1
Series 2003-S8 Trust			2.43%, 06/18/2024(a),(b),(c)		14,000	14,076
5.00%, 09/25/2018	221	226	OneMain Financial Issuance Trust 2014-2
		$227,833	2.47%, 09/18/2024(a),(c)		11,000	11,003
			PFS Financing Corp
Oil & Gas - 3.21%			0.65%, 04/17/2017(a),(b)		8,750	8,753
BP Capital Markets PLC			0.70%, 02/15/2018(a),(b)		18,000	17,993
4.75%, 03/10/2019	19,000	20,949	0.75%, 02/15/2019(a),(b)		11,250	11,272
Chevron Corp			0.83%, 10/15/2019(a),(b)		9,000	8,995
1.72%, 06/24/2018	11,700	11,809	PFS Tax Lien Trust 2014-1
Ensco PLC			1.44%, 05/15/2029(a),(b)		6,947	6,965
3.25%, 03/15/2016	12,000	12,338	Saxon Asset Securities Trust 2005-3
Phillips 66			0.52%, 11/25/2035(b)		364	363
2.95%, 05/01/2017	11,000	11,423	Securitized Asset Backed Receivables LLC
Sinopec Group Overseas Development 2014			Trust 2005-OP2
Ltd			0.47%, 10/25/2035(b)		5,765	5,584
1.75%, 04/10/2017 (a)	9,500	9,488
			Securitized Asset Backed Receivables LLC
Total Capital International SA			Trust 2006-OP1
0.80%, 08/10/2018 (b)	5,250	5,301
			0.45%, 10/25/2035(b)		303	298
1.55%, 06/28/2017	10,000	10,066	Springleaf Funding Trust 2013-A
		$81,374	2.58%, 09/15/2021(a),(b)		4,000	4,028
Oil & Gas Services - 0.40%			Trafigura Securitisation Finance PLC
Weatherford International Ltd/Bermuda			1.10%, 10/15/2021(a),(b),(c)		7,500	7,500
5.50%, 02/15/2016	9,500	10,031	Wachovia Mortgage Loan Trust Series 2005-
			WMC1
			0.89%, 10/25/2035(b)		1,593	1,577
Other Asset Backed Securities - 5.89%						$149,568
Ameriquest Mortgage Securities Inc Asset-
Backed Pass-Through Ctfs Ser 2004-R11			Pharmaceuticals - 1.22%
0.76%, 11/25/2034 (b)	624	622	AbbVie Inc
Ameriquest Mortgage Securities Inc Asset-			1.20%, 11/06/2015		22,500	22,627
Backed Pass-Through Ctfs Ser 2005-R1			Merck & Co Inc
0.60%, 03/25/2035 (b)	3,555	3,546	1.10%, 01/31/2018		8,500	8,427
Ameriquest Mortgage Securities Inc Asset-						$31,054
Backed Pass-Through Ctfs Ser 2005-R6
0.35%, 08/25/2035 (b)	171	170

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Pipelines - 1.72%			Student Loan Asset Backed Securities (continued)
	Buckeye Partners LP			SLM Private Education Loan Trust 2014-A
	2.65%, 11/15/2018	$11,000	$10,988	0.75%, 07/15/2022(a),(b)	$3,688	$3,685
	DCP Midstream LLC					$84,772
	5.38%, 10/15/2015 (a)	4,585	4,777
	Florida Gas Transmission Co LLC			Telecommunications - 2.38%
	4.00%, 07/15/2015 (a)	6,000	6,135	AT&T Inc
				0.62%, 02/12/2016(b)	9,000	9,019
	7.90%, 05/15/2019 (a)	10,000	12,158
	TransCanada PipeLines Ltd			Cisco Systems Inc
	6.35%, 05/15/2067 (b)	9,500	9,595	1.10%, 03/03/2017	13,500	13,524
			$43,653	Verizon Communications Inc
				1.98%, 09/14/2018(b)	4,500	4,709
	Real Estate - 0.45%			3.65%, 09/14/2018	12,500	13,220
	WEA Finance LLC / Westfield UK & Europe			5.50%, 02/15/2018	4,250	4,764
	Finance PLC			Vodafone Group PLC
	1.75%, 09/15/2017 (a)	4,750	4,760	0.62%, 02/19/2016(b)	9,000	9,018
	2.70%, 09/17/2019 (a)	6,500	6,543	1.63%, 03/20/2017	6,000	6,029
			$11,303			$60,283

REITS	- 1.97%			Transportation - 0.35%
	BioMed Realty LP			Ryder System Inc
	2.63%, 05/01/2019	7,500	7,493	2.45%, 11/15/2018	8,750	8,806
	3.85%, 04/15/2016	7,000	7,278
	Health Care REIT Inc
	3.63%, 03/15/2016	5,500	5,696	Trucking & Leasing - 0.79%
	5.88%, 05/15/2015	6,000	6,164	Penske Truck Leasing Co Lp / PTL Finance
				Corp
	Healthcare Realty Trust Inc			2.50%, 03/15/2016(a)	6,000	6,116
	5.75%, 01/15/2021	6,830	7,638	3.13%, 05/11/2015(a)	13,750	13,908
	6.50%, 01/17/2017	4,500	4,977
	Nationwide Health Properties Inc					$20,024
	6.00%, 05/20/2015	4,500	4,628	TOTAL BONDS		$2,432,556
	Ventas Realty LP / Ventas Capital Corp			U.S. GOVERNMENT & GOVERNMENT	Principal
	2.70%, 04/01/2020	6,250	6,201	AGENCY OBLIGATIONS - 1.69%	Amount (000's) Value (000's)
			$50,075	Federal Home Loan Mortgage Corporation (FHLMC) -
				0.01%
	Savings & Loans - 0.00%			2.24%, 11/01/2021(b)	$8	$8
	Washington Mutual Bank / Henderson NV			2.38%, 09/01/2035(b)	132	141
	0.00%, 01/15/2013 (d)	1,200	—	6.00%, 04/01/2017	23	24
				6.00%, 05/01/2017	40	42
	Semiconductors - 0.53%			6.50%, 12/01/2015	2	2
	Samsung Electronics America Inc			7.00%, 12/01/2022	110	117
	1.75%, 04/10/2017 (a)	13,500	13,579	7.50%, 12/01/2029	1	1
				9.50%, 08/01/2016	2	2
						$337
	Software - 0.40%
	Oracle Corp			Federal National Mortgage Association (FNMA) - 0.05%
	0.74%, 10/08/2019 (b)	5,000	5,022	2.03%, 10/01/2035(b)	309	328
				2.13%, 07/01/2034(b)	170	182
	5.75%, 04/15/2018	4,500	5,108	2.13%, 08/01/2034(b)	71	76
			$10,130	2.14%, 01/01/2019(b)	1	2
	Student Loan Asset Backed Securities - 3.34%			2.18%, 11/01/2022(b)	2	2
	KeyCorp Student Loan Trust 2006-A			2.18%, 07/01/2034(b)	56	59
	0.54%, 09/27/2035 (b)	19,000	18,275	2.21%, 12/01/2032(b)	51	53
	SLC Private Student Loan Trust 2006-A			2.27%, 02/01/2037(b)	154	162
	0.40%, 07/15/2036 (b)	5,524	5,477	2.36%, 01/01/2035(b)	29	29
	SLC Private Student Loan Trust 2010-B			2.37%, 01/01/2035(b)	137	147
	3.65%, 07/15/2042 (a),(b)	4,397	4,613	2.41%, 11/01/2032(b)	51	52
	SLM Private Credit Student Loan Trust 2002-			2.43%, 02/01/2035(b)	25	26
	A			4.16%, 11/01/2035(b)	10	10
	0.78%, 12/16/2030 (b)	8,451	8,328	5.60%, 04/01/2019(b)	3	3
	SLM Private Credit Student Loan Trust 2004-			6.00%, 07/01/2028	3	3
	B			7.50%, 10/01/2029	9	10
	0.43%, 06/15/2021 (b)	5,353	5,326	8.00%, 05/01/2027	2	3
	SLM Private Credit Student Loan Trust 2005-			8.50%, 11/01/2017	3	3
	B			10.00%, 05/01/2022	3	3
	0.41%, 03/15/2023 (b)	1,728	1,713			$1,153
	0.50%, 12/15/2023 (b)	6,650	6,472	Government National Mortgage Association (GNMA) -
	SLM Private Credit Student Loan Trust 2006-			0.00%
	A			9.00%, 04/20/2025	2	2
	0.42%, 12/15/2023 (b)	2,050	2,029	10.00%, 01/15/2019	30	30
	SLM Private Education Loan Trust 2013-A					$32
	0.75%, 08/15/2022 (a),(b)	13,499	13,514
	SLM Private Education Loan Trust 2013-B			U.S. Treasury - 1.63%
	0.80%, 07/15/2022 (a),(b)	6,016	6,016	0.38%, 01/31/2016	26,000	26,051
	1.85%, 06/17/2030 (a),(b)	9,500	9,324

See accompanying notes

		Schedule of Investments
		Short-Term Income Fund
		October 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)
0.50%, 07/31/2017	$15,500	$15,348
		$41,399
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$42,921
Total Investments		$2,527,718
Other Assets in Excess of Liabilities, Net - 0.41%		$10,458
TOTAL NET ASSETS - 100.00%		$2,538,176

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $599,152 or 23.61% of net assets.
(b)	Variable Rate. Rate shown is in effect at October 31, 2014.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$41,074 or 1.62% of net assets.
(d) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.70%
Asset Backed Securities		23.93%
Government		10.90%
Mortgage Securities		9.04%
Consumer, Non-cyclical		6.16%
Energy		5.33%
Utilities		5.10%
Communications		3.36%
Exchange Traded Funds		2.06%
Technology		1.74%
Consumer, Cyclical		1.60%
Basic Materials		1.53%
Industrial		1.14%
Other Assets in Excess of Liabilities, Net		0.41%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
October 31, 2014

COMMON STOCKS - 96.08%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 0.20%			Computers (continued)
Moog Inc (a)	13,328	$1,020	Barracuda Networks Inc (a)	92,150	$2,963
			Manhattan Associates Inc (a)	225,440	9,043
			NetScout Systems Inc (a)	187,690	6,918
Apparel - 1.62%			Nimble Storage Inc (a)	43,030	1,177
G-III Apparel Group Ltd (a)	57,970	4,600
Iconix Brand Group Inc (a)	91,400	3,657			$20,398
		$8,257	Distribution & Wholesale - 0.30%
			Rentrak Corp (a)	19,657	1,511
Automobile Parts & Equipment - 1.39%
Meritor Inc (a)	209,615	2,408
Tower International Inc (a)	192,550	4,679	Diversified Financial Services - 2.07%
		$7,087	Cowen Group Inc (a)	498,990	2,016
			Evercore Partners Inc - Class A	12,340	639
Banks - 7.36%			Investment Technology Group Inc (a)	97,090	1,741
BBCN Bancorp Inc	252,550	3,571	OM Asset Management Plc (a)	213,820	3,201
Boston Private Financial Holdings Inc	102,070	1,342	Waddell & Reed Financial Inc	61,867	2,953
First Merchants Corp	27,428	621			$10,550
First of Long Island Corp/The	30,000	790
Glacier Bancorp Inc	33,503	961	Electric - 1.97%
Green Bancorp Inc (a)	24,526	419	Avista Corp	127,324	4,514
PrivateBancorp Inc	218,940	7,076	NRG Yield Inc	110,430	5,518
Susquehanna Bancshares Inc	383,380	3,761			$10,032
Webster Financial Corp	200,126	6,272	Electrical Components & Equipment - 1.37%
WesBanco Inc	57,600	1,985
Western Alliance Bancorp (a)	196,580	5,233	EnerSys	110,910	6,965
Wintrust Financial Corp	117,840	5,459
		$37,490	Electronics - 0.13%
			Fluidigm Corp (a)	22,657	657
Biotechnology - 2.98%
Acceleron Pharma Inc (a)	12,880	476
Ardelyx Inc (a)	38,990	855	Energy - Alternate Sources - 1.19%
Avalanche Biotechnologies Inc (a)	11,025	396	Pattern Energy Group Inc	180,737	5,202
BIND Therapeutics Inc (a)	94,546	761	TerraForm Power Inc	30,741	875
Bluebird Bio Inc (a)	17,215	723			$6,077
Cambrex Corp (a)	46,720	985
Cubist Pharmaceuticals Inc (a)	14,430	1,043	Engineering & Construction - 2.84%
			AECOM Technology Corp (a)	120,260	3,915
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	—
Eleven Biotherapeutics Inc (a)	31,004	327	EMCOR Group Inc	143,834	6,347
			Tutor Perini Corp (a)	150,020	4,202
Epizyme Inc (a)	23,200	616
Exact Sciences Corp (a)	70,512	1,697			$14,464
Fate Therapeutics Inc (a)	66,350	310	Entertainment - 1.40%
Genocea Biosciences Inc (a)	49,193	432	Marriott Vacations Worldwide Corp	103,000	7,152
Insmed Inc (a)	55,740	791
Intercept Pharmaceuticals Inc (a)	3,300	853
MacroGenics Inc (a)	36,550	778	Gas - 0.61%
Medivation Inc (a)	9,890	1,045	Southwest Gas Corp	53,440	3,104
NewLink Genetics Corp (a)	20,270	662
Puma Biotechnology Inc (a)	5,420	1,358	Healthcare - Products - 2.07%
Seattle Genetics Inc (a)	16,200	594	Amedica Corp (a)	70,050	156
Sunesis Pharmaceuticals Inc (a)	106,771	182	DexCom Inc (a)	52,460	2,358
Versartis Inc (a)	13,481	268	Insulet Corp (a)	43,770	1,890
		$15,152	K2M Group Holdings Inc (a)	118,080	1,901
			LDR Holding Corp (a)	48,000	1,653
Building Materials - 0.72%			Ocular Therapeutix Inc (a)	45,680	697
Eagle Materials Inc	22,340	1,953	OraSure Technologies Inc (a)	133,600	1,196
PGT Inc (a)	181,380	1,706
			STAAR Surgical Co (a)	72,590	695
		$3,659			$10,546

Chemicals - 0.24%			Healthcare - Services - 3.81%
OM Group Inc	47,270	1,230	Acadia Healthcare Co Inc (a)	113,950	7,071
			Centene Corp (a)	60,490	5,606
Commercial Services - 9.37%			HealthSouth Corp	166,240	6,704
ABM Industries Inc	149,700	4,138			$19,381
Corporate Executive Board Co	42,810	3,155
DeVry Education Group Inc	58,713	2,842	Holding Companies - Diversified - 0.18%
			FCB Financial Holdings Inc (a)	41,000	941
Huron Consulting Group Inc (a)	83,490	5,812
Korn/Ferry International (a)	212,360	5,931
Live Nation Entertainment Inc (a)	227,350	5,911	Home Builders - 0.50%
On Assignment Inc (a)	116,370	3,387	Installed Building Products Inc (a)	176,771	2,565
PAREXEL International Corp (a)	104,400	5,670
RPX Corp (a)	130,194	1,829
Team Health Holdings Inc (a)	144,120	9,013	Insurance - 4.19%
		$47,688	Aspen Insurance Holdings Ltd	153,380	6,692
			CNO Financial Group Inc	353,056	6,401
Computers - 4.01%			Horace Mann Educators Corp	117,350	3,568
A10 Networks Inc (a)	67,580	297	Navigators Group Inc/The (a)	14,100	960

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)			REITS (continued)
Validus Holdings Ltd	92,931	$3,697	Education Realty Trust Inc	325,775		$3,668
		$21,318	EPR Properties	61,430		3,446
			First Industrial Realty Trust Inc	300,690		5,872
Internet - 1.78%			Kilroy Realty Corp	69,630		4,717
CDW Corp/DE	216,947	6,691	RLJ Lodging Trust	202,440		6,523
Intralinks Holdings Inc (a)	168,500	1,456
			Strategic Hotels & Resorts Inc (a)	184,892		2,376
Rubicon Project Inc/The (a)	81,022	928
			Sunstone Hotel Investors Inc	388,950		5,955
		$9,075				$46,670

Investment Companies - 0.18%			Retail - 7.63%
Medley Capital Corp	77,540	901	Abercrombie & Fitch Co	98,439		3,296
			Brown Shoe Co Inc	255,090		6,783
Iron & Steel - 0.99%			Kirkland's Inc (a)	98,595		1,755
Worthington Industries Inc	130,537	5,045	Office Depot Inc (a)	1,386,650		7,238
			Penske Automotive Group Inc	111,719		5,054
			Red Robin Gourmet Burgers Inc (a)	59,060		3,247
Leisure Products & Services - 0.83%			Rite Aid Corp (a)	1,240,280		6,511
Sabre Corp	246,000	4,231	Wendy's Co/The	617,090		4,949
						$38,833
Machinery - Diversified - 0.91%
IDEX Corp	61,680	4,621	Savings & Loans - 0.71%
			Oritani Financial Corp	52,570		776
			Provident Financial Services Inc	155,400		2,833
Metal Fabrication & Hardware - 0.55%						$3,609
Mueller Water Products Inc - Class A	283,898	2,802
			Semiconductors - 1.22%
			Entegris Inc (a)	317,380		4,310
Mining - 0.66%			Micrel Inc	156,230		1,897
US Silica Holdings Inc	74,697	3,354				$6,207

			Software - 6.35%
Miscellaneous Manufacturing - 1.80%			2U Inc (a)	146,000		2,657
AO Smith Corp	126,630	6,756	Acxiom Corp (a)	217,400		4,096
Blount International Inc (a)	158,507	2,427	Advent Software Inc	142,800		4,935
		$9,183	Amber Road Inc (a)	119,134		1,590
			Aspen Technology Inc (a)	179,350		6,623
Oil & Gas - 3.28%
Carrizo Oil & Gas Inc (a)	92,130	4,785	Blackbaud Inc	81,860		3,643
			HubSpot Inc (a)	9,950		355
Energy XXI Bermuda Ltd	169,900	1,306	Mavenir Systems Inc (a)	121,680		1,492
Halcon Resources Corp (a)	577,360	1,796
			MobileIron Inc (a)	97,477		981
Kodiak Oil & Gas Corp (a)	311,680	3,363
RSP Permian Inc (a)	114,500	2,802	SYNNEX Corp	86,400		5,977
Sanchez Energy Corp (a)	154,700	2,641				$32,349
		$16,693	Telecommunications - 4.05%
			Aerohive Networks Inc (a)	50,840		254
Oil & Gas Services - 1.27%			ARRIS Group Inc (a)	274,521		8,241
Basic Energy Services Inc (a)	121,010	1,561
Flotek Industries Inc (a)	117,255	2,598	Plantronics Inc	100,650		5,221
			RF Micro Devices Inc (a)	529,160		6,884
RPC Inc	139,930	2,295
		$6,454				$20,600

Pharmaceuticals - 3.01%			Transportation - 0.98%
Achaogen Inc (a)	48,100	511	ArcBest Corp	72,760		2,816
			Navigator Holdings Ltd (a)	90,340		2,189
Aratana Therapeutics Inc (a)	80,058	897
Array BioPharma Inc (a)	190,870	685				$5,005
Cerulean Pharma Inc (a)	98,000	475	TOTAL COMMON STOCKS			$489,136
Clovis Oncology Inc (a)	16,250	969	INVESTMENT COMPANIES - 3.49%	Shares Held	Value	(000	's)
Concert Pharmaceuticals Inc (a)	59,650	873
Nektar Therapeutics (a)	88,990	1,227	Publicly Traded Investment Fund - 3.49%
Orexigen Therapeutics Inc (a)	157,200	638	Goldman Sachs Financial Square Funds -	17,750,004		17,750
Prestige Brands Holdings Inc (a)	163,410	5,788	Government Fund
ProQR Therapeutics NV (a)	22,625	290
Proteon Therapeutics Inc (a)	54,850	549	TOTAL INVESTMENT COMPANIES			$17,750
Revance Therapeutics Inc (a)	22,376	451	Total Investments			$506,886
SCYNEXIS Inc (a)	64,600	573	Other Assets in Excess of Liabilities, Net - 0.43%			$2,196
Vanda Pharmaceuticals Inc (a)	61,245	736	TOTAL NET ASSETS - 100.00%			$509,082
Zafgen Inc (a)	30,590	652
		$15,314	(a) Non-Income Producing Security
Publicly Traded Investment Fund - 0.19%			(b) Security is Illiquid
THL Credit Inc	73,540	946	(c)			Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
REITS - 9.17%			$0 or 0.00% of net assets.
Brandywine Realty Trust	400,310	6,177
Colony Financial Inc	244,160	5,440
CubeSmart	118,600	2,496

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
October 31, 2014

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.87%
Consumer, Non-cyclical		21.24%
Consumer, Cyclical		13.67%
Technology		11.58%
Industrial		9.50%
Communications		5.83%
Energy		5.74%
Exchange Traded Funds		3.49%
Utilities		2.58%
Basic Materials		1.89%
Diversified		0.18%
Other Assets in Excess of Liabilities, Net		0.43%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2014	Long	55	$6,188		$6,441	$253
Total						$253

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2014

COMMON STOCKS - 94.47%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.00%			Banks (continued)
Marchex Inc	9,986	$38	Iberiabank Corp	103,278	$7,112
			Opus Bank (a)	172,552	4,538
			PacWest Bancorp	50,610	2,159
Aerospace & Defense - 1.09%			PrivateBancorp Inc	125,200	4,046
Astronics Corp (a)	38,291	1,984
(a)			Prosperity Bancshares Inc	229,662	13,869
Astronics Corp - Class B	6,899	357	Signature Bank/New York NY (a)	89,385	10,827
Curtiss-Wright Corp	43,799	3,031	Square 1 Financial Inc (a)	81,632	1,623
Ducommun Inc (a)	1,274	34	SVB Financial Group (a)	76,997	8,623
GenCorp Inc (a)	10,521	178
			Talmer Bancorp Inc	135,846	1,899
HEICO Corp	232,603	12,616	Texas Capital Bancshares Inc (a)	3,019	185
Moog Inc (a)	1,044	80	Western Alliance Bancorp (a)	8,003	213
Orbital Sciences Corp (a)	59,879	1,575
Teledyne Technologies Inc (a)	1,774	184			$91,525
		$20,039	Beverages - 0.04%
			Boston Beer Co Inc/The (a)	1,467	365
Agriculture - 0.03%			Coca-Cola Bottling Co Consolidated	1,296	117
Andersons Inc/The	5,146	328	Craft Brew Alliance Inc (a)	2,734	38
Vector Group Ltd (b)	8,514	190	Farmer Bros Co (a)	2,365	69
		$518	National Beverage Corp (a)	3,616	91
Airlines - 0.45%					$680
Allegiant Travel Co	2,427	324	Biotechnology - 5.29%
Hawaiian Holdings Inc (a)	69,000	1,196	Acceleron Pharma Inc (a),(b)	48,234	1,784
JetBlue Airways Corp (a)	10,659	123	Achillion Pharmaceuticals Inc (a)	6,282	74
Spirit Airlines Inc (a)	91,422	6,684
			Acorda Therapeutics Inc (a)	8,419	293
		$8,327	Aegerion Pharmaceuticals Inc (a),(b)	5,188	105
Apparel - 0.52%			Agenus Inc (a)	15,238	45
Columbia Sportswear Co	3,660	141	Alnylam Pharmaceuticals Inc (a)	68,212	6,326
Deckers Outdoor Corp (a)	36,700	3,210	AMAG Pharmaceuticals Inc (a)	4,642	153
G-III Apparel Group Ltd (a)	23,860	1,893	ANI Pharmaceuticals Inc (a)	23,545	799
Iconix Brand Group Inc (a)	4,885	196	Ardelyx Inc (a)	1,352	30
Oxford Industries Inc	2,871	176	Arena Pharmaceuticals Inc (a),(b)	38,653	169
Sequential Brands Group Inc (a)	123,370	1,547	ARIAD Pharmaceuticals Inc (a),(b)	33,302	199
Skechers U.S.A. Inc (a)	5,879	322	BioCryst Pharmaceuticals Inc (a)	11,245	132
Steven Madden Ltd (a)	11,713	367	BioTime Inc (a),(b)	16,483	56
Vince Holding Corp (a)	35,304	1,237	Bluebird Bio Inc (a),(b)	64,800	2,721
Wolverine World Wide Inc	20,609	559	Cambrex Corp (a)	9,584	202
			Celldex Therapeutics Inc (a)	64,320	1,078
		$9,648	Cellular Dynamics International Inc (a),(b)	2,850	22
Automobile Manufacturers - 0.01%			Charles River Laboratories International Inc(a)	175,118	11,060
Wabash National Corp (a)	14,362	148
			CTI BioPharma Corp (a),(b)	41,374	101
Automobile Parts & Equipment - 0.20%			Cubist Pharmaceuticals Inc (a)	100,822	7,288
Accuride Corp (a)	10,815	52	CytRx Corp (a),(b)	4,998	14
			Dendreon Corp (a)	50,176	49
American Axle & Manufacturing Holdings Inc(a)	13,376	259	Emergent Biosolutions Inc (a)	1,522	34
Commercial Vehicle Group Inc (a)	8,045	53	Endocyte Inc (a),(b)	11,733	70
Cooper Tire & Rubber Co	1,869	60	Enzo Biochem Inc (a)	10,417	54
Cooper-Standard Holding Inc (a)	247	13	Epizyme Inc (a),(b)	59,364	1,575
Dana Holding Corp	15,866	325	Exact Sciences Corp (a),(b)	16,723	403
Dorman Products Inc (a),(b)	5,337	247	Exelixis Inc (a)	60,380	103
Douglas Dynamics Inc	6,495	135	Five Prime Therapeutics Inc (a)	5,401	70
Gentherm Inc (a)	7,166	299	Galena Biopharma Inc (a),(b)	36,686	75
Meritor Inc (a)	16,146	185	Halozyme Therapeutics Inc (a),(b)	18,860	181
Modine Manufacturing Co (a)	4,202	54	ImmunoGen Inc (a),(b)	16,623	154
Motorcar Parts of America Inc (a)	36,292	1,054	Incyte Corp (a)	85,236	5,716
			Insmed Inc (a)	8,704	124
Standard Motor Products Inc	3,596	142	Intercept Pharmaceuticals Inc (a)	5,440	1,406
Tenneco Strattec Security Inc (a) Corp	12,249 831	641 86	Intrexon Corp (a),(b)	93,321	2,083
Tower International Inc (a)	6,454	157	Isis Pharmaceuticals Inc (a),(b)	185,937	8,565
			Karyopharm Therapeutics Inc (a),(b)	73,755	3,030
		$3,762	KYTHERA Biopharmaceuticals Inc (a),(b)	74,032	2,610
Banks - 4.96%			Ligand Pharmaceuticals Inc (a)	4,184	231
Bank of the Ozarks Inc	163,180	5,751	MacroGenics Inc (a)	55,542	1,182
Cardinal Financial Corp	521	10	Medicines Co/The (a)	11,927	302
Cass Information Systems Inc	3,655	174	Medivation Inc (a)	34,672	3,665
City National Corp/CA	246,097	19,370	Merrimack Pharmaceuticals Inc (a),(b)	18,726	172
CoBiz Financial Inc	160,817	1,933	NewLink Genetics Corp (a),(b)	3,483	114
ConnectOne Bancorp Inc	230,637	4,266	Novavax Inc (a),(b)	47,237	265
Customers Bancorp Inc (a)	65,849	1,258	NPS Pharmaceuticals Inc (a)	241,592	6,620
Eagle Bancorp Inc (a)	5,115	184	OncoMed Pharmaceuticals Inc (a),(b)	3,842	80
First Financial Bankshares Inc	7,138	227	Oncothyreon Inc (a)	22,140	40
First NBC Bank Holding Co (a)	81,160	2,981	OvaScience Inc (a)	42,350	827
Home BancShares Inc/AR	8,666	277	Pacific Biosciences of California Inc (a)	17,490	115

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Commercial Services (continued)
PDL BioPharma Inc (b)	32,443	$277	Chemed Corp	3,541	$366
Peregrine Pharmaceuticals Inc (a)	51,422	82	Corporate Executive Board Co	179,169	13,204
Prothena Corp PLC (a)	2,209	48	CorVel Corp (a)	3,635	125
PTC Therapeutics Inc (a),(b)	25,810	1,055	CoStar Group Inc (a)	73,403	11,825
Puma Biotechnology Inc (a)	49,457	12,394	Deluxe Corp	5,377	327
Repligen Corp (a)	6,478	163	Electro Rent Corp	359	5
Retrophin Inc (a),(b)	6,651	64	Euronet Worldwide Inc (a)	10,113	543
Sage Therapeutics Inc (a),(b)	44,968	1,759	EVERTEC Inc	13,136	298
Sangamo BioSciences Inc (a)	13,040	158	ExamWorks Group Inc (a)	6,884	267
Seattle Genetics Inc (a)	43,059	1,579	Forrester Research Inc	3,319	134
Sequenom Inc (a),(b)	36,330	119	Franklin Covey Co (a)	1,978	39
Spectrum Pharmaceuticals Inc (a)	4,758	36	Global Payments Inc	75,139	6,049
Sunesis Pharmaceuticals Inc (a)	15,339	26	Grand Canyon Education Inc (a)	9,478	454
Synageva BioPharma Corp (a),(b)	51,206	3,878	Hackett Group Inc/The	1,740	12
Theravance Biopharma Inc (a)	6,963	127	Healthcare Services Group Inc	113,910	3,392
Theravance Inc (b)	13,695	219	HealthEquity Inc (a)	1,228	25
Ultragenyx Pharmaceutical Inc (a)	65,840	3,095	Heartland Payment Systems Inc	7,098	367
Veracyte Inc (a)	2,012	16	Hill International Inc (a)	5,831	23
XOMA Corp (a),(b)	21,514	92	HMS Holdings Corp (a)	17,703	411
		$97,753	Huron Consulting Group Inc (a)	15,457	1,076
			Information Services Group Inc (a)	9,954	42
Building Materials - 0.61%			Insperity Inc	3,990	126
AAON Inc	7,435	146	K12 Inc (a)	4,508	56
Apogee Enterprises Inc	86,038	3,777	Kforce Inc	136,977	3,171
Boise Cascade Co (a)	7,799	281
			Korn/Ferry International (a)	49,716	1,389
Continental Building Products Inc (a)	3,710	55
			Landauer Inc	3,035	109
Drew Industries Inc	4,800	231	Liberty Tax Inc (a),(b)	1,329	50
Eagle Materials Inc	13,651	1,194	LifeLock Inc (a)	15,896	269
Griffon Corp	2,563	31	Medifast Inc (a)	4,177	133
Headwaters Inc (a)	14,390	183
			Monro Muffler Brake Inc	5,547	296
Lennox International Inc	11,300	1,005	Multi-Color Corp	1,854	91
Nortek Inc (a)	1,548	129
			National Research Corp (a)	2,654	42
Patrick Industries Inc (a)	2,526	108
			On Assignment Inc (a)	11,331	330
PGT Inc (a)	14,786	139
			PAREXEL International Corp (a)	134,252	7,291
Simpson Manufacturing Co Inc	1,057	35	Performant Financial Corp (a)	8,732	75
Trex Co Inc (a)	89,542	3,850
			Providence Service Corp/The (a)	3,653	161
US Concrete Inc (a)	4,497	111
			RPX Corp (a)	1,436	20
		$11,275	Sotheby's	10,723	425
Chemicals - 1.68%			SP Plus Corp (a)	4,387	96
A Schulman Inc	2,077	74	Strayer Education Inc (a)	2,182	160
Aceto Corp	1,352	31	Team Health Holdings Inc (a)	240,780	15,059
Balchem Corp	5,353	346	Team Inc (a)	148,178	6,244
Calgon Carbon Corp (a)	10,841	228	TrueBlue Inc (a)	410,214	10,141
Chemtura Corp (a)	15,939	371	United Rentals Inc (a)	104,627	11,515
Ferro Corp (a)	14,263	187	Vistaprint NV (a)	6,677	446
HB Fuller Co	8,719	366	Weight Watchers International Inc (a),(b)	5,121	133
Innophos Holdings Inc	2,518	143	WEX Inc (a)	26,072	2,961
Innospec Inc	1,543	62	WuXi PharmaTech Cayman Inc ADR(a)	85,515	3,224
Koppers Holdings Inc	3,600	142	Xoom Corp (a)	268,434	4,053
Minerals Technologies Inc	13,341	1,023			$161,050
OMNOVA Solutions Inc (a)	14,986	105
			Computers - 3.30%
PolyOne Corp	480,939	17,800	Barracuda Networks Inc (a)	2,411	78
Quaker Chemical Corp	1,836	151	Carbonite Inc (a)	5,383	59
Rentech Inc (a)	71,419	114
			Cray Inc (a),(b)	7,010	243
Rockwood Holdings Inc	126,044	9,694	Electronics For Imaging Inc (a)	69,018	3,155
Sensient Technologies Corp	911	54	EPAM Systems Inc (a)	73,417	3,505
Taminco Corp (a)	7,531	195
			ExlService Holdings Inc (a)	4,213	118
		$31,086	FleetMatics Group PLC (a)	7,224	268
Coal - 0.01%			Genpact Ltd (a)	448,663	7,874
SunCoke Energy Inc (a)	8,519	204	Icad Inc (a)	40,650	457
			iGate Corp (a)	7,298	270
			KEYW Holding Corp/The (a),(b)	232,996	2,365
Commercial Services - 8.72%			LivePerson Inc (a)	10,533	152
Advisory Board Co/The (a)	175,843	9,437	Luxoft Holding Inc (a)	2,390	96
American Public Education Inc (a)	5,017	155	Manhattan Associates Inc (a)	15,216	610
AMN Healthcare Services Inc (a)	83,500	1,432
ARC Document Solutions Inc (a)	118,987	1,208	MAXIMUS Inc	316,314	15,328
			MTS Systems Corp	3,150	208
Arrowhead Research Corp (a),(b)	16,224	106	NetScout Systems Inc (a)	7,074	261
Ascent Capital Group Inc (a)	153,726	9,885	Qualys Inc (a)	6,130	197
Barrett Business Services Inc	2,229	52	Quantum Corp (a)	27,215	35
Bright Horizons Family Solutions Inc (a)	416,970	18,580	RealD Inc (a)	12,753	144
Capella Education Co	181,049	12,808	Riverbed Technology Inc (a)	80,208	1,523
Cardtronics Inc (a)	8,767	337
			Science Applications International Corp	8,405	411

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
Spansion Inc (a)	113,237	$2,331	EnerSys	2,214	$139
Stratasys Ltd (a)	17,700	2,130	Generac Holdings Inc (a)	14,355	651
Super Micro Computer Inc (a)	6,903	221	Insteel Industries Inc	5,153	123
Sykes Enterprises Inc (a)	1,068	23	Littelfuse Inc	3,978	388
Synaptics Inc (a)	119,210	8,157	SunPower Corp (a),(b)	26,397	841
Syntel Inc (a)	3,016	261	Universal Display Corp (a)	7,136	223
TeleTech Holdings Inc (a)	2,748	71			$6,900
Unisys Corp (a)	5,960	153
VeriFone Systems Inc (a)	266,430	9,928	Electronics - 1.53%
Virtusa Corp (a)	5,014	205	American Science & Engineering Inc	412	23
			Applied Optoelectronics Inc (a)	83,170	1,342
Vocera Communications Inc (a)	7,165	74
		$60,911	Badger Meter Inc	2,862	163
			Coherent Inc (a)	546	36
Consumer Products - 0.08%			Control4 Corp (a)	3,585	56
ACCO Brands Corp (a)	118,800	978	ESCO Technologies Inc	140,696	5,349
Helen of Troy Ltd (a)	2,171	134	FARO Technologies Inc (a)	73,124	4,095
Tumi Holdings Inc (a)	10,134	211	FEI Co	8,574	723
WD-40 Co	3,014	231	Fluidigm Corp (a)	5,569	161
		$1,554	Imprivata Inc (a)	1,255	20
			InvenSense Inc (a),(b)	233,250	3,781
Cosmetics & Personal Care - 0.00%			Mesa Laboratories Inc	864	66
Revlon Inc (a)	864	30
			Methode Electronics Inc	87,832	3,459
			Newport Corp (a)	7,293	130
Distribution & Wholesale - 2.13%			NVE Corp (a)	621	45
Core-Mark Holding Co Inc	766	45	OSI Systems Inc (a)	1,371	97
H&E Equipment Services Inc	153,465	5,738	Plexus Corp (a)	3,568	148
HD Supply Holdings Inc (a)	31,600	911	Rogers Corp (a)	1,554	106
LKQ Corp (a)	327,797	9,365	Sparton Corp (a)	3,079	83
MWI Veterinary Supply Inc (a)	47,555	8,068	Taser International Inc (a)	89,986	1,695
Pool Corp	164,763	9,837	Watts Water Technologies Inc	680	41
Rentrak Corp (a)	27,010	2,076	Woodward Inc	127,977	6,554
Watsco Inc	4,543	462			$28,173
WESCO International Inc (a)	33,300	2,744
			Energy - Alternate Sources - 0.09%
		$39,246	Enphase Energy Inc (a)	72,187	1,084
Diversified Financial Services - 2.04%			Green Plains Inc	6,407	219
Altisource Asset Management Corp (a)	196	106	Pattern Energy Group Inc	7,627	220
Altisource Portfolio Solutions SA (a)	2,539	190	REX American Resources Corp (a)	1,529	111
Artisan Partners Asset Management Inc	59,820	2,900	TerraForm Power Inc	2,699	77
BGC Partners Inc	14,519	123			$1,711
Blackhawk Network Holdings Inc (a),(b)	71,348	2,466
Cohen & Steers Inc (b)	3,411	146	Engineering & Construction - 0.81%
			AECOM Technology Corp (a)	35,600	1,159
CoreLogic Inc/United States (a)	416,927	13,079
			Aegion Corp (a)	1,459	27
Credit Acceptance Corp (a)	1,572	232
			Argan Inc	1,496	52
Diamond Hill Investment Group Inc	900	121	Dycom Industries Inc (a)	315,089	9,891
Ellie Mae Inc (a)	39,619	1,521
Encore Capital Group Inc (a)	3,942	179	Exponent Inc	2,306	184
			MasTec Inc (a)	13,628	390
Evercore Partners Inc - Class A	52,852	2,736	Mistras Group Inc (a)	5,079	84
Financial Engines Inc	9,052	361	Tutor Perini Corp (a)	110,330	3,090
Greenhill & Co Inc	27,346	1,230
Higher One Holdings Inc (a)	4,030	10			$14,877
MarketAxess Holdings Inc	6,638	429	Entertainment - 0.60%
Moelis & Co	30,786	1,052	Carmike Cinemas Inc (a)	4,257	136
Outerwall Inc (a),(b)	4,141	262	Churchill Downs Inc	1,729	176
Portfolio Recovery Associates Inc (a)	10,839	686	Eros International PLC (a)	2,155	40
Pzena Investment Management Inc	3,618	36	Multimedia Games Holding Co Inc (a)	28,930	1,010
Silvercrest Asset Management Group Inc	1,739	26	National CineMedia Inc	481,423	7,655
Stifel Financial Corp (a)	154,191	7,326	Pinnacle Entertainment Inc (a)	10,488	269
Virtus Investment Partners Inc	1,244	223	Scientific Games Corp (a)	102,490	1,206
WageWorks Inc (a)	26,674	1,521	Vail Resorts Inc	7,345	634
Westwood Holdings Group Inc	2,274	153			$11,126
WisdomTree Investments Inc	18,724	276
World Acceptance Corp (a)	2,445	175	Environmental Control - 1.03%
			Advanced Emissions Solutions Inc (a)	6,531	132
		$37,565
			MSA Safety Inc	6,152	353
Electric - 0.01%			Tetra Tech Inc	1,596	43
EnerNOC Inc (a)	2,152	32	US Ecology Inc	3,793	191
Ormat Technologies Inc	2,060	59	Waste Connections Inc	366,519	18,289
		$91			$19,008

Electrical Components & Equipment - 0.37%			Food - 1.25%
Acuity Brands Inc	25,600	3,569	B&G Foods Inc	10,043	296
Advanced Energy Industries Inc (a)	7,336	145	Calavo Growers Inc	4,267	207
Belden Inc	8,900	634	Cal-Maine Foods Inc	3,060	269
Encore Wire Corp	4,930	187	Chefs' Warehouse Inc/The (a),(b)	239,164	4,274

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Healthcare - Products (continued)
Diamond Foods Inc (a)	58,600	$1,767	SurModics Inc (a)	691	$15
Fresh Market Inc/The (a),(b)	8,218	302	Tandem Diabetes Care Inc (a),(b)	163,836	2,631
Hain Celestial Group Inc (a)	18,900	2,046	Thoratec Corp (a)	11,209	305
Inventure Foods Inc (a)	56,260	745	TriVascular Technologies Inc (a)	2,358	31
J&J Snack Foods Corp	2,939	303	Utah Medical Products Inc	1,052	60
Lancaster Colony Corp	2,229	204	Vascular Solutions Inc (a)	5,257	155
Sanderson Farms Inc	3,900	327	Volcano Corp (a)	16,246	164
Seaboard Corp (a)	8	24	West Pharmaceutical Services Inc	14,273	731
Sprouts Farmers Market Inc (a)	207,394	6,037	Wright Medical Group Inc (a),(b)	4,533	143
Tootsie Roll Industries Inc (b)	5,429	161	Zeltiq Aesthetics Inc (a),(b)	55,938	1,434
TreeHouse Foods Inc (a)	18,136	1,544			$89,747
United Natural Foods Inc (a)	9,787	666
WhiteWave Foods Co/The (a)	106,168	3,953	Healthcare - Services - 2.90%
			AAC Holdings Inc (a)	5,370	117
		$23,125	Acadia Healthcare Co Inc (a)	335,060	20,791
Forest Products & Paper - 0.06%			Addus HomeCare Corp (a)	189	4
Clearwater Paper Corp (a)	4,086	263	Air Methods Corp (a)	7,913	374
Deltic Timber Corp (c)	1,914	124	Alliance HealthCare Services Inc (a)	625	15
KapStone Paper and Packaging Corp (a)	16,905	520	Amsurg Corp (a)	26,094	1,409
Neenah Paper Inc	2,593	158	Bio-Reference Laboratories Inc (a)	4,782	144
Orchids Paper Products Co	2,076	60	Capital Senior Living Corp (a)	5,104	115
Schweitzer-Mauduit International Inc	1,408	61	Covance Inc (a)	100,684	8,045
		$1,186	Ensign Group Inc/The	3,749	145
			Gentiva Health Services Inc (a)	9,985	197
Hand & Machine Tools - 0.56%			HealthSouth Corp	13,534	546
Franklin Electric Co Inc	7,774	290	Healthways Inc (a)	4,989	77
Lincoln Electric Holdings Inc	139,605	10,119	ICON PLC (a)	118,832	6,252
		$10,409	IPC The Hospitalist Co Inc (a)	3,277	136
Healthcare - Products - 4.86%			LifePoint Hospitals Inc (a)	54,400	3,808
Abaxis Inc	24,604	1,296	Mednax Inc (a)	30,652	1,913
ABIOMED Inc (a)	8,061	264	Molina Healthcare Inc (a)	5,990	291
Accuray Inc (a),(b)	23,773	150	Premier Inc (a)	189,670	6,331
Affymetrix Inc (a)	5,530	50	RadNet Inc (a)	9,399	87
Align Technology Inc (a)	101,309	5,331	Select Medical Holdings Corp	14,288	206
AtriCure Inc (a)	55,018	960	Skilled Healthcare Group Inc (a)	3,435	24
Atrion Corp	497	164	Surgical Care Affiliates Inc (a)	3,619	111
BioTelemetry Inc (a)	4,763	40	US Physical Therapy Inc	3,846	166
Cantel Medical Corp	6,833	290	WellCare Health Plans Inc (a)	31,493	2,138
Cardiovascular Systems Inc (a)	181,912	5,639			$53,442
Cepheid (a)	80,601	4,272
Cyberonics Inc (a)	5,404	284	Holding Companies - Diversified - 0.21%
			FCB Financial Holdings Inc (a)	100,740	2,312
Cynosure Inc (a)	2,104	53
			Harbinger Group Inc (a)	10,746	141
DexCom Inc (a)	53,029	2,384
			Horizon Pharma PLC (a),(b)	114,520	1,482
Endologix Inc (a)	88,758	1,012
GenMark Diagnostics Inc (a)	12,902	147			$3,935
Genomic Health Inc (a),(b)	5,073	184	Home Builders - 0.07%
Globus Medical Inc (a)	13,288	295	Cavco Industries Inc (a)	1,796	131
Haemonetics Corp (a)	1,362	51	KB Home	10,880	171
HeartWare International Inc (a)	87,109	6,718	Ryland Group Inc/The	22,900	820
Henry Schein Inc (a)	84,318	10,121	Winnebago Industries Inc (a)	8,627	183
IDEXX Laboratories Inc (a)	63,798	9,038			$1,305
Inogen Inc (a)	72,625	1,715
Insulet Corp (a)	142,955	6,172	Home Furnishings - 0.93%
			American Woodmark Corp (a)	3,813	156
Integra LifeSciences Holdings Corp (a)	3,107	159
K2M Group Holdings Inc (a)	332,161	5,348	Daktronics Inc	8,094	108
			DTS Inc/CA (a)	1,440	43
LDR Holding Corp (a),(b)	291,136	10,027
Luminex Corp (a)	7,299	139	Harman International Industries Inc	82,997	8,909
			iRobot Corp (a),(b)	5,188	185
Masimo Corp (a)	9,527	240
Meridian Bioscience Inc	8,107	150	La-Z-Boy Inc	7,846	179
			Select Comfort Corp (a)	10,728	276
MiMedx Group Inc (a),(b)	18,477	188
			Tempur Sealy International Inc (a)	136,155	7,167
NanoString Technologies Inc (a)	79,072	842
			Universal Electronics Inc (a)	3,146	179
Natus Medical Inc (a)	6,377	217
Navidea Biopharmaceuticals Inc (a)	37,350	50			$17,202
NuVasive Inc (a)	7,860	321	Housewares - 0.01%
NxStage Medical Inc (a)	10,808	164	Libbey Inc (a)	6,382	184
OraSure Technologies Inc (a)	160,858	1,440
Quidel Corp (a)	5,658	162
Rockwell Medical Inc (a)	1,577	14	Insurance - 0.36%
Sientra Inc (a)	15,890	283	AmTrust Financial Services Inc (b)	82,867	3,718
Sirona Dental Systems Inc (a)	83,804	6,583	Atlas Financial Holdings Inc (a)	3,276	49
Spectranetics Corp/The (a)	8,398	267	Employers Holdings Inc	5,721	117
STAAR Surgical Co (a)	12,168	116	Essent Group Ltd (a)	7,110	173
STERIS Corp	11,946	738	Federated National Holding Co	3,888	130
			HCI Group Inc	1,895	96

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Machinery - Construction & Mining - 0.01%
Heritage Insurance Holdings Inc (a),(b)	2,103	$37	Hyster-Yale Materials Handling Inc	2,092	$164
Infinity Property & Casualty Corp	1,275	93
Maiden Holdings Ltd	2,072	25
MGIC Investment Corp (a)	24,038	214	Machinery - Diversified - 2.37%
			Adept Technology Inc (a)	58,160	412
Radian Group Inc	98,389	1,658
United Insurance Holdings Corp	4,629	91	Altra Industrial Motion Corp	5,637	178
			Applied Industrial Technologies Inc	2,994	146
Universal Insurance Holdings Inc	8,966	157	Chart Industries Inc (a)	43,968	2,047
		$6,558	Cognex Corp (a)	59,219	2,343
Internet - 4.32%			Columbus McKinnon Corp/NY	886	25
Borderfree Inc (a)	1,663	18	DXP Enterprises Inc (a)	2,696	179
ChannelAdvisor Corp (a)	59,030	820	Gorman-Rupp Co/The	5,975	190
Chegg Inc (a)	126,500	841	IDEX Corp	280,645	21,023
Cogent Communications Holdings Inc	9,021	306	Kadant Inc	470	20
comScore Inc (a)	53,771	2,266	Lindsay Corp	1,909	167
Conversant Inc (a)	13,400	472	Manitex International Inc (a)	4,396	50
Criteo SA ADR (a)	21,200	651	Middleby Corp/The (a)	102,769	9,095
Dice Holdings Inc (a)	3,794	38	Tennant Co	25,531	1,882
ePlus Inc (a)	75	5	Twin Disc Inc	1,816	47
Global Sources Ltd (a)	753	5	Zebra Technologies Corp (a)	81,129	5,983
GrubHub Inc (a),(b)	2,722	99			$43,787
HealthStream Inc (a)	6,701	207
HomeAway Inc (a)	831,462	29,018	Media - 0.04%
j2 Global Inc	9,436	510	Nexstar Broadcasting Group Inc	5,387	243
Lionbridge Technologies Inc (a)	20,468	99	Saga Communications Inc	428	17
			Sinclair Broadcast Group Inc (b)	13,815	401
magicJack VocalTec Ltd (a)	5,242	49
			Townsquare Media Inc (a)	1,694	22
MakeMyTrip Ltd (a)	51,000	1,537
Marketo Inc (a),(b)	4,513	146			$683
Move Inc (a)	6,959	146	Metal Fabrication & Hardware - 1.29%
NIC Inc	12,675	234	CIRCOR International Inc	3,306	249
Orbitz Worldwide Inc (a)	7,660	63	Furmanite Corp (a)	11,663	87
Overstock.com Inc (a)	3,682	85	Global Brass & Copper Holdings Inc	5,907	83
Pandora Media Inc (a)	319,481	6,160	Mueller Industries Inc	7,697	250
Perficient Inc (a)	6,852	114	Mueller Water Products Inc - Class A	28,030	277
Reis Inc	151	3	NN Inc	43,704	1,092
RingCentral Inc (a),(b)	472,961	6,215	RBC Bearings Inc	118,838	7,219
Sapient Corp (a)	413,169	7,156	Rexnord Corp (a)	115,729	3,420
Shutterfly Inc (a)	4,005	167	Sun Hydraulics Corp	3,917	156
Shutterstock Inc (a),(b)	85,143	6,621	TimkenSteel Corp	38,420	1,559
Stamps.com Inc (a)	4,119	152	Valmont Industries Inc (b)	68,519	9,330
Travelzoo Inc (a)	2,301	30			$23,722
Trulia Inc (a),(b)	6,742	314
Unwired Planet Inc (a)	30,343	47	Mining - 0.11%
VASCO Data Security International Inc (a)	8,953	227	Globe Specialty Metals Inc	12,774	240
Web.com Group Inc (a)	9,997	205	Gold Resource Corp	11,688	45
WebMD Health Corp (a),(b)	7,747	331	Stillwater Mining Co (a)	22,462	295
Yelp Inc (a),(b)	75,498	4,530	US Silica Holdings Inc	32,466	1,458
Zillow Inc (a),(b)	31,110	3,383			$2,038
Zix Corp (a)	19,714	65
zulily Inc (a),(b)	177,988	6,475	Miscellaneous Manufacturing - 2.61%
			Actuant Corp	164,736	5,220
		$79,810	American Railcar Industries Inc	2,763	182
Iron & Steel - 0.12%			AZZ Inc	5,328	249
Shiloh Industries Inc (a)	2,388	41	Blount International Inc (a)	9,841	151
Steel Dynamics Inc	73,700	1,696	Carlisle Cos Inc	130,689	11,616
Worthington Industries Inc	10,412	402	Chase Corp	1,844	66
		$2,139	CLARCOR Inc	9,917	664
			Colfax Corp (a)	76,658	4,169
Leisure Products & Services - 0.32%			EnPro Industries Inc (a)	3,953	255
Black Diamond Inc (a)	109,235	848	GP Strategies Corp (a)	3,097	103
Brunswick Corp/DE	75,830	3,549	Harsco Corp	14,197	308
ClubCorp Holdings Inc	6,937	132	Hexcel Corp (a)	501,473	21,007
Fox Factory Holding Corp (a)	3,406	58	Hillenbrand Inc	13,097	436
Interval Leisure Group Inc	9,692	204	John Bean Technologies Corp	6,067	182
Life Time Fitness Inc (a)	725	40	Lydall Inc (a)	4,465	138
Malibu Boats Inc (a)	56,765	1,059	Park-Ohio Holdings Corp	2,759	147
Nautilus Inc (a)	5,805	78	Polypore International Inc (a)	7,931	348
		$5,968	Proto Labs Inc (a),(b)	31,223	2,040
			Raven Industries Inc	6,409	162
Lodging - 0.02%			Smith & Wesson Holding Corp (a)	17,058	173
Boyd Gaming Corp (a)	10,917	126
Diamond Resorts International Inc (a)	7,082	184	Standex International Corp	1,808	156
			Sturm Ruger & Co Inc (b)	3,415	142
La Quinta Holdings Inc (a)	5,527	113
			TriMas Corp (a)	8,329	264
		$423			$48,178

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Office & Business Equipment - 0.07%			Pharmaceuticals - 3.88%
Pitney Bowes Inc	54,500	$1,348	ACADIA Pharmaceuticals Inc (a)	12,548	$348
			AcelRx Pharmaceuticals Inc (a),(b)	7,778	52
			Achaogen Inc (a)	2,130	23
Office Furnishings - 0.14%			Adamas Pharmaceuticals Inc (a)	28,135	428
Herman Miller Inc	12,355	395	Agios Pharmaceuticals Inc (a),(b)	7,790	655
HNI Corp	8,545	399	Akebia Therapeutics Inc (a)	2,480	32
Interface Inc	11,933	191	Akorn Inc (a)	344,380	15,342
Knoll Inc	62,981	1,253	Alimera Sciences Inc (a)	8,294	47
Steelcase Inc	17,218	305	Amphastar Pharmaceuticals Inc (a),(b)	2,611	26
		$2,543	Anacor Pharmaceuticals Inc (a)	3,636	107
Oil & Gas - 1.40%			Anika Therapeutics Inc (a)	4,469	179
Abraxas Petroleum Corp (a)	29,258	121	Aratana Therapeutics Inc (a)	205,252	2,299
Adams Resources & Energy Inc	40	2	Auspex Pharmaceuticals Inc (a)	22,770	617
Alon USA Energy Inc	2,287	37	Auxilium Pharmaceuticals Inc (a),(b)	10,149	326
Apco Oil and Gas International Inc (a)	458	7	Avanir Pharmaceuticals Inc (a)	34,557	447
Approach Resources Inc (a),(b)	5,289	52	BioDelivery Sciences International Inc (a),(b)	8,366	146
Bonanza Creek Energy Inc (a)	6,640	300	BioSpecifics Technologies Corp (a)	1,108	44
Carrizo Oil & Gas Inc (a)	9,058	470	Cara Therapeutics Inc (a)	1,658	15
Clayton Williams Energy Inc (a)	1,829	152	Catalent Inc (a)	8,891	231
Delek US Holdings Inc	6,157	209	Chimerix Inc (a),(b)	20,567	639
Diamondback Energy Inc (a)	58,255	3,986	Clovis Oncology Inc (a),(b)	17,953	1,071
FX Energy Inc (a)	17,084	51	Corcept Therapeutics Inc (a),(b)	16,986	55
Gastar Exploration Inc (a)	20,798	83	Cytori Therapeutics Inc (a),(b)	13,950	7
Jones Energy Inc (a)	3,461	43	Depomed Inc (a)	150,588	2,319
Kodiak Oil & Gas Corp (a)	52,563	567	Dicerna Pharmaceuticals Inc (a)	1,114	10
Laredo Petroleum Inc (a),(b)	239,907	4,549	Dyax Corp (a)	262,957	3,253
Magnum Hunter Resources Corp (a),(b)	267,534	1,241	Enanta Pharmaceuticals Inc (a)	3,143	135
Magnum Hunter Resources Corp - Warrants	37,021	—	Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	1,398	14
(a),(c),(d)			GW Pharmaceuticals PLC ADR(a)	39,766	2,933
Matador Resources Co (a)	241,809	5,869	Heron Therapeutics Inc (a)	70,558	622
North Atlantic Drilling Ltd	6,035	37	Hyperion Therapeutics Inc (a)	3,358	82
Oasis Petroleum Inc (a)	125,858	3,771	IGI Laboratories Inc (a)	9,928	97
Panhandle Oil and Gas Inc	4,140	85	Impax Laboratories Inc (a)	4,133	120
Parsley Energy Inc (a)	9,362	159	Infinity Pharmaceuticals Inc (a)	9,813	134
Penn Virginia Corp (a)	155,470	1,332	Insys Therapeutics Inc (a),(b)	3,045	124
PetroQuest Energy Inc (a)	16,959	80	Ironwood Pharmaceuticals Inc (a)	21,032	295
Rex Energy Corp (a)	87,202	684	Jazz Pharmaceuticals PLC (a)	40,256	6,797
Rosetta Resources Inc (a)	2,379	91	Keryx Biopharmaceuticals Inc (a),(b)	16,091	271
RSP Permian Inc (a)	1,891	46	Lannett Co Inc (a)	5,194	295
Sanchez Energy Corp (a)	54,065	923	Liberator Medical Holdings Inc	9,602	28
Synergy Resources Corp (a)	13,258	162	MannKind Corp (a),(b)	45,259	272
TransAtlantic Petroleum Ltd (a)	3,620	30	Marinus Pharmaceuticals Inc (a)	32,260	242
Trecora Resources (a)	5,801	76	Mirati Therapeutics Inc (a)	2,266	38
Triangle Petroleum Corp (a),(b)	12,927	100	Nektar Therapeutics (a)	13,898	192
Vertex Energy Inc (a),(b)	3,596	23	Neogen Corp (a)	7,412	325
W&T Offshore Inc	4,068	37	Neurocrine Biosciences Inc (a)	79,819	1,478
Western Refining Inc	10,593	483	Northwest Biotherapeutics Inc (a),(b)	10,832	57
		$25,858	Ophthotech Corp (a),(b)	4,304	180
			OPKO Health Inc (a),(b)	39,793	332
Oil & Gas Services - 1.60%			Osiris Therapeutics Inc (a),(b)	5,292	72
Basic Energy Services Inc (a)	9,958	129	Otonomy Inc (a)	111,418	2,936
C&J Energy Services Inc (a)	7,982	154	Pacira Pharmaceuticals Inc/DE (a)	97,754	9,073
CARBO Ceramics Inc	3,930	203	Pain Therapeutics Inc (a)	11,597	20
Dril-Quip Inc (a)	77,292	6,952	Pernix Therapeutics Holdings Inc (a)	10,115	99
Flotek Industries Inc (a)	10,892	241
			Phibro Animal Health Corp	4,468	116
Forum Energy Technologies Inc (a)	6,904	189	Portola Pharmaceuticals Inc (a)	67,891	1,934
Gulf Island Fabrication Inc	1,666	35	POZEN Inc (a)	8,309	75
Helix Energy Solutions Group Inc (a)	474,311	12,636	Prestige Brands Holdings Inc (a)	10,462	371
Matrix Service Co (a)	8,370	210	Progenics Pharmaceuticals Inc (a)	5,093	25
Oil States International Inc (a)	40,930	2,445	Raptor Pharmaceutical Corp (a),(b)	10,890	105
PHI Inc (a)	247	11	Receptos Inc (a)	51,274	5,314
Pioneer Energy Services Corp (a)	13,991	128	Repros Therapeutics Inc (a)	7,332	46
Profire Energy Inc (a),(b)	4,568	17	Revance Therapeutics Inc (a)	90,540	1,825
Superior Energy Services Inc	238,011	5,986	Sagent Pharmaceuticals Inc (a)	5,556	176
Tesco Corp	941	18	Sarepta Therapeutics Inc (a),(b)	7,157	116
Thermon Group Holdings Inc (a)	6,397	156	SciClone Pharmaceuticals Inc (a)	10,044	77
Willbros Group Inc (a)	12,167	71	Sucampo Pharmaceuticals Inc (a)	5,618	48
		$29,581	Supernus Pharmaceuticals Inc (a)	9,070	73
Packaging & Containers - 0.06%			Synta Pharmaceuticals Corp (a),(b)	20,326	60
Berry Plastics Group Inc (a)	10,075	262	Synutra International Inc (a)	4,999	32
Graphic Packaging Holding Co (a)	66,206	803	TESARO Inc (a),(b)	112,136	3,120
			TherapeuticsMD Inc (a),(b)	33,751	150
		$1,065	Threshold Pharmaceuticals Inc (a)	15,034	44

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Retail (continued)
USANA Health Sciences Inc (a),(b)	1,913	$218	Finish Line Inc/The	3,669	$97
Vanda Pharmaceuticals Inc (a),(b)	10,622	128	First Cash Financial Services Inc (a)	5,096	301
Vivus Inc (a),(b)	28,528	97	Five Below Inc (a)	324,021	12,918
Zogenix Inc (a)	38,888	49	Francesca's Holdings Corp (a)	12,837	153
ZS Pharma Inc (a)	39,260	1,477	Genesco Inc (a)	642	49
		$71,657	Group 1 Automotive Inc	1,394	119
			Hibbett Sports Inc (a)	5,264	239
Pipelines - 0.15%			HSN Inc	6,744	446
Primoris Services Corp	76,325	2,192	Jack in the Box Inc	85,468	6,071
SemGroup Corp	8,405	645	Jamba Inc (a)	5,324	71
		$2,837	Kate Spade & Co (a)	36,310	985
Private Equity - 0.06%			Kirkland's Inc (a)	2,660	47
GSV Capital Corp (a)	120,166	1,167	Krispy Kreme Doughnuts Inc (a)	213,930	4,047
			Lithia Motors Inc	4,018	312
			Lumber Liquidators Holdings Inc (a),(b)	4,682	252
Real Estate - 0.03%			MarineMax Inc (a)	102,217	1,960
Consolidated-Tomoka Land Co	364	19	Mattress Firm Holding Corp (a),(b)	2,963	187
Forestar Group Inc (a)	983	17
			Men's Wearhouse Inc	6,715	316
HFF Inc	5,772	182	Papa John's International Inc	6,238	292
Marcus & Millichap Inc (a)	2,534	79	Papa Murphy's Holdings Inc (a),(b)	1,827	17
St Joe Co/The (a)	12,461	238
			PetMed Express Inc	6,394	85
		$535	Pier 1 Imports Inc	16,630	215
			Popeyes Louisiana Kitchen Inc (a)	4,650	216
REITS - 0.27%
Alexander's Inc	346	153	PriceSmart Inc	50,585	4,504
			Red Robin Gourmet Burgers Inc (a)	46,065	2,532
American Assets Trust Inc	2,299	88	Restoration Hardware Holdings Inc (a),(b)	16,538	1,328
Aviv REIT Inc	507	17	Rush Enterprises Inc - Class A (a)	5,981	228
CoreSite Realty Corp	3,568	132
DuPont Fabros Technology Inc	6,201	192	Ruth's Hospitality Group Inc	7,012	85
EastGroup Properties Inc	5,786	398	Sonic Corp	7,753	196
Empire State Realty Trust Inc	18,651	298	Texas Roadhouse Inc	14,167	409
			Tilly's Inc (a)	100,612	716
Glimcher Realty Trust	21,674	298	Tuesday Morning Corp (a)	501,163	10,218
National Health Investors Inc	6,729	444	Ulta Salon Cosmetics & Fragrance Inc (a)	18,700	2,259
Potlatch Corp	8,262	364	Vera Bradley Inc (a)	6,896	157
PS Business Parks Inc	1,726	145	Vitamin Shoppe Inc (a)	3,147	148
QTS Realty Trust Inc	3,751	132	Zoe's Kitchen Inc (a),(b)	184,885	6,741
Ryman Hospitality Properties Inc (b)	4,536	224	Zumiez Inc (a)	5,002	167
Sabra Health Care REIT Inc	9,044	258
Saul Centers Inc	2,679	147			$96,107
Sovran Self Storage Inc	5,827	496	Savings & Loans - 0.09%
Strategic Hotels & Resorts Inc (a)	38,277	492	B of I Holding Inc (a)	2,952	227
Sun Communities Inc	9,771	566	Investors Bancorp Inc	13,418	144
Urstadt Biddle Properties Inc	5,040	109	Meridian Bancorp Inc (a)	6,296	72
		$4,953	Pacific Premier Bancorp Inc (a)	70,975	1,149
Retail - 5.21%					$1,592
America's Car-Mart Inc/TX (a)	375	17
			Semiconductors - 3.54%
ANN Inc (a)	141,988	5,451	Ambarella Inc (a)	33,896	1,501
Asbury Automotive Group Inc (a)	6,229	436	Amkor Technology Inc (a)	13,493	91
Big Lots Inc	79,500	3,629	Applied Micro Circuits Corp (a)	442,640	2,864
BJ's Restaurants Inc (a)	1,785	79
			Brooks Automation Inc	1,512	19
Bloomin' Brands Inc (a)	15,687	297	Cabot Microelectronics Corp (a)	4,038	195
Bravo Brio Restaurant Group Inc (a)	5,331	74	Cavium Inc (a)	364,000	18,677
Brown Shoe Co Inc	6,428	171	Cirrus Logic Inc (a)	5,605	108
Buckle Inc/The	5,728	283	Cypress Semiconductor Corp (a),(b)	32,070	318
Buffalo Wild Wings Inc (a)	74,375	11,103	Diodes Inc (a)	7,718	199
Build-A-Bear Workshop Inc (a)	2,698	46	Entegris Inc (a)	13,541	184
Burlington Stores Inc (a)	45,859	1,923	Inphi Corp (a)	75,165	1,164
Cabela's Inc (a),(b)	111,750	5,366	Integrated Device Technology Inc (a)	133,717	2,194
Casey's General Stores Inc	7,592	622	Intersil Corp	476,776	6,336
Cato Corp/The	1,301	46	IPG Photonics Corp (a)	37,507	2,753
Cheesecake Factory Inc/The	10,150	466	Lattice Semiconductor Corp (a)	23,540	158
Christopher & Banks Corp (a)	181,517	1,185	Mellanox Technologies Ltd (a)	197,240	8,834
Chuy's Holdings Inc (a)	62,769	1,877	Microsemi Corp (a)	136,436	3,557
Conn's Inc (a),(b)	4,722	147
			Monolithic Power Systems Inc	181,300	8,012
Cracker Barrel Old Country Store Inc	3,597	415	Pixelworks Inc (a)	98,440	445
Dave & Buster's Entertainment Inc (a)	25,156	495
			Power Integrations Inc	6,065	305
Del Frisco's Restaurant Group Inc (a)	7,489	174	Rambus Inc (a)	23,355	267
Denny's Corp (a)	18,316	158	Rudolph Technologies Inc (a)	1,351	12
DineEquity Inc	1,988	177	Semtech Corp (a)	13,658	347
Diversified Restaurant Holdings Inc (a)	108,405	562	Silicon Image Inc (a)	12,245	66
Express Inc (a)	1,534	23	Silicon Laboratories Inc (a)	127,763	5,825
Famous Dave's of America Inc (a)	1,425	37
			Tessera Technologies Inc	6,424	195
Fiesta Restaurant Group Inc (a)	32,010	1,765	TriQuint Semiconductor Inc (a)	30,150	652

See accompanying notes

Schedule of Investments SmallCap Growth Fund I October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Semiconductors (continued)			Telecommunications (continued)
Ultra Clean Holdings Inc (a)	2,836	$25	Aruba Networks Inc (a)	536,583	$11,580
Xcerra Corp (a)	6,778	58	CalAmp Corp (a)	7,189	139
		$65,361	Ciena Corp (a)	18,482	310
			Cincinnati Bell Inc (a)	15,661	57
Software - 13.43%			Clearfield Inc (a)	3,476	51
ACI Worldwide Inc (a)	22,756	438
			Consolidated Communications Holdings Inc	6,915	179
Advent Software Inc	10,297	356	DigitalGlobe Inc (a)	204,379	5,843
American Software Inc/Georgia	7,657	74	EXFO Inc (a),(c)	524,061	2,012
Aspen Technology Inc (a)	245,111	9,052
			FairPoint Communications Inc (a),(b)	5,650	94
AVG Technologies NV (a)	10,791	193
			Finisar Corp (a),(b)	18,118	303
Blackbaud Inc	182,112	8,104	Fortinet Inc (a)	467,578	12,180
Bottomline Technologies de Inc (a)	5,811	146
			General Communication Inc (a)	11,377	133
Broadridge Financial Solutions Inc	422,209	18,548	Gogo Inc (a),(b)	9,538	158
BroadSoft Inc (a)	327,839	7,508
			GTT Communications Inc (a)	4,294	56
CommVault Systems Inc (a)	63,649	2,822
			Harmonic Inc (a)	3,958	26
Computer Programs & Systems Inc	2,165	136	IDT Corp - Class B	4,588	76
Concur Technologies Inc (a)	49,780	6,388
			Infinera Corp (a),(b)	18,281	266
Constant Contact Inc (a)	6,277	222
Cornerstone OnDemand Inc (a)	9,353	339	Inteliquent Inc	9,865	166
			Intelsat SA (a)	2,151	42
CSG Systems International Inc	4,282	114	InterDigital Inc/PA	6,971	345
Cvent Inc (a),(b)	43,805	1,136
Dealertrack Technologies Inc (a)	253,424	11,924	Leap Wireless International Inc - Rights	5,801	15
			(a),(c),(d)
Demandware Inc (a)	47,079	2,822
			LogMeIn Inc (a)	214,692	10,316
E2open Inc (a)	268,561	1,568
			Loral Space & Communications Inc (a)	2,307	176
Envestnet Inc (a)	189,833	8,432
Everyday Health Inc (a)	52,971	724	Lumos Networks Corp	4,916	85
			NeuStar Inc (a),(b)	10,650	281
Fair Isaac Corp	238,569	14,863	NTELOS Holdings Corp	2,327	23
Globant SA (a)	1,501	19
			Numerex Corp (a)	3,818	50
Glu Mobile Inc (a),(b)	464,911	1,799
			Orbcomm Inc (a)	148,650	939
Guidewire Software Inc (a)	199,856	9,981
Imperva Inc (a)	88,030	3,607	Plantronics Inc	7,614	395
			Polycom Inc (a)	12,588	165
inContact Inc (a)	17,032	152
			Premiere Global Services Inc (a)	3,024	32
Infoblox Inc (a)	8,192	132
			RF Micro Devices Inc (a),(b)	58,774	765
Informatica Corp (a)	234,831	8,374
			RigNet Inc (a)	3,704	161
Interactive Intelligence Group Inc (a)	355,722	17,167
			Ruckus Wireless Inc (a)	484,115	6,284
Kofax Ltd (a)	23,169	147
MedAssets Inc (a)	11,916	258	Shenandoah Telecommunications Co	6,504	192
			ShoreTel Inc (a)	19,389	157
Medidata Solutions Inc (a)	10,809	488
			Sonus Networks Inc (a)	375,763	1,303
Merge Healthcare Inc (a)	20,795	57
MicroStrategy Inc (a)	15,375	2,474	Tessco Technologies Inc	120	4
			Ubiquiti Networks Inc (b)	5,944	213
Monotype Imaging Holdings Inc	7,908	226	ViaSat Inc (a)	7,198	451
Omnicell Inc (a)	7,266	235
			Vonage Holdings Corp (a)	171,180	596
OPOWER Inc (a),(b)	2,162	39
Park City Group Inc (a),(b)	2,968	25	West Corp	6,173	197
PDF Solutions Inc (a)	61,178	794			$61,672
Pegasystems Inc	595,698	12,909	Textiles - 0.05%
Proofpoint Inc (a),(b)	181,190	7,980	Culp Inc	354	7
PROS Holdings Inc (a)	132,000	3,693	G&K Services Inc	13,300	839
PTC Inc (a)	234,900	8,961			$846
QAD Inc	1,678	36
Qlik Technologies Inc (a)	126,046	3,573	Transportation - 3.06%
Quality Systems Inc	9,652	146	ArcBest Corp	4,981	193
			Echo Global Logistics Inc (a)	7,350	192
RealPage Inc (a),(b)	9,115	181
SolarWinds Inc (a)	203,756	9,689	Forward Air Corp	6,500	311
SPS Commerce Inc (a)	2,851	166	GasLog Ltd	2,449	51
			Genesee & Wyoming Inc (a)	105,053	10,106
SS&C Technologies Holdings Inc (a)	167,699	8,103
Synchronoss Technologies Inc (a)	195,382	10,095	Heartland Express Inc	11,326	285
			HUB Group Inc (a)	7,669	278
SYNNEX Corp	953	66	Kirby Corp (a)	89,537	9,901
Tableau Software Inc (a)	115,497	9,539
Take-Two Interactive Software Inc (a)	2,318	61	Knight Transportation Inc	387,868	11,349
Tyler Technologies Inc (a)	6,549	733	Landstar System Inc	159,313	11,791
Ultimate Software Group Inc/The (a)	166,688	25,089	Marten Transport Ltd	3,001	59
Verint Systems Inc (a)	88,716	5,100	Matson Inc	4,509	128
			Quality Distribution Inc (a)	2,114	27
		$248,003	Roadrunner Transportation Systems Inc (a)	296,463	6,110
Storage & Warehousing - 0.00%			Ryder System Inc	15,200	1,345
Wesco Aircraft Holdings Inc (a)	2,836	50	Saia Inc (a)	4,340	213
			Swift Transportation Co (a)	14,798	366
Telecommunications - 3.34%			Universal Truckload Services Inc	1,300	34
8x8 Inc (a)	206,082	1,620	Werner Enterprises Inc	2,904	80
			XPO Logistics Inc (a)	93,364	3,727
ADTRAN Inc	9,093	193
Alliance Fiber Optic Products Inc (b)	3,670	47			$56,546
Anixter International Inc	2,429	207
Arista Networks Inc (a),(b)	34,329	2,789

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Trucking & Leasing - 0.07%
Greenbrier Cos Inc/The (b)	19,254		$1,204

Water - 0.00%
American States Water Co	1,041		37

TOTAL COMMON STOCKS			$1,744,212
INVESTMENT COMPANIES - 10.16%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 10.16%
BlackRock Liquidity Funds FedFund Portfolio	4,976,105		4,976
BlackRock Liquidity Funds TempFund	45,736,548		45,737
Portfolio
Goldman Sachs Financial Square Funds -	90,026,556		90,027
Government Fund (e)
Goldman Sachs Financial Square Funds -	46,400,457		46,400
Money Market Fund
JP Morgan Prime Money Market Fund	532,307		532
			$187,672
TOTAL INVESTMENT COMPANIES			$187,672
Total Investments			$1,931,884
Liabilities in Excess of Other Assets, Net - (4.63)%			$(85,429)
TOTAL NET ASSETS - 100.00%			$1,846,455

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$29 or 0.00% of net assets.
(e)		Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			27.05%
Technology			20.34%
Industrial			15.47%
Consumer, Cyclical			10.66%
Exchange Traded Funds			10.16%
Financial			7.81%
Communications			7.70%
Energy			3.25%
Basic Materials			1.97%
Diversified			0.21%
Utilities			0.01%
Liabilities in Excess of Other Assets, Net			(4.63)%
TOTAL NET ASSETS			100.00%

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; December 2014	Long		902	$102,085		$105,624	$3,539
Total							$3,539

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2014

COMMON STOCKS - 98.42%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Banks (continued)
Harte-Hanks Inc	65,655	$427	Texas Capital Bancshares Inc (a)	65,627	$4,013
Sizmek Inc (a)	33,780	194	Tompkins Financial Corp	18,088	908
		$621	TrustCo Bank Corp NY	144,119	1,052
			UMB Financial Corp	57,486	3,425
Aerospace & Defense - 2.46%			United Bankshares Inc/WV	96,871	3,321
AAR Corp	57,252	1,517	United Community Banks Inc/GA	68,664	1,238
Aerovironment Inc (a)	30,577	937	ViewPoint Financial Group Inc	55,197	1,505
Cubic Corp	33,031	1,593	Westamerica Bancorporation	39,691	1,958
Curtiss-Wright Corp	73,355	5,077	Wilshire Bancorp Inc	107,275	1,062
GenCorp Inc (a)	89,355	1,516	Wintrust Financial Corp	70,919	3,285
Kaman Corp	41,240	1,776			$79,043
Moog Inc (a)	65,570	5,019
National Presto Industries Inc (b)	7,470	471	Beverages - 0.32%
Orbital Sciences Corp (a)	92,235	2,426	Boston Beer Co Inc/The (a)	13,501	3,362
Teledyne Technologies Inc (a)	57,130	5,920
		$26,252	Biotechnology - 1.03%
Agriculture - 0.41%			Acorda Therapeutics Inc (a)	63,546	2,213
Alliance One International Inc (a)	125,024	254	Cambrex Corp (a)	46,614	983
Andersons Inc/The	40,205	2,562	Emergent Biosolutions Inc (a)	44,498	1,006
Universal Corp/VA	35,217	1,567	Ligand Pharmaceuticals Inc (a)	28,787	1,591
			Medicines Co/The (a)	98,965	2,506
		$4,383	Momenta Pharmaceuticals Inc (a)	70,747	772
Airlines - 0.35%			Repligen Corp (a)	46,716	1,178
Allegiant Travel Co	21,205	2,830	Spectrum Pharmaceuticals Inc (a),(b)	88,052	667
SkyWest Inc	77,827	897			$10,916
		$3,727
			Building Materials - 1.45%
Apparel - 1.79%			AAON Inc	64,481	1,267
Crocs Inc (a)	129,793	1,516	Apogee Enterprises Inc	44,346	1,947
G-III Apparel Group Ltd (a)	28,519	2,263	Boise Cascade Co (a)	59,987	2,163
Iconix Brand Group Inc (a)	73,118	2,926	Drew Industries Inc	35,978	1,729
Oxford Industries Inc	22,061	1,351	Gibraltar Industries Inc (a)	44,175	673
Perry Ellis International Inc (a)	18,434	377	Griffon Corp	65,406	804
Quiksilver Inc (a),(b)	187,606	328	Headwaters Inc (a)	111,878	1,421
Skechers U.S.A. Inc (a)	61,593	3,372	PGT Inc (a)	72,000	677
Steven Madden Ltd (a)	87,426	2,741	Quanex Building Products Corp	57,139	1,144
Wolverine World Wide Inc	154,466	4,192	Simpson Manufacturing Co Inc	63,366	2,096
		$19,066	Universal Forest Products Inc	30,553	1,527
Automobile Parts & Equipment - 0.47%					$15,448
Dorman Products Inc (a),(b)	47,241	2,190	Chemicals - 2.01%
Standard Motor Products Inc	31,664	1,251	A Schulman Inc	44,465	1,575
Superior Industries International Inc	35,384	690	Aceto Corp	41,503	944
Titan International Inc (b)	81,589	862	American Vanguard Corp	38,513	444
		$4,993	Balchem Corp	46,551	3,012
			Calgon Carbon Corp (a)	80,998	1,703
Banks - 7.42%
Bank of the Ozarks Inc	98,224	3,461	Hawkins Inc	14,380	554
Banner Corp	29,795	1,288	HB Fuller Co	76,441	3,208
			Innophos Holdings Inc	33,250	1,895
BBCN Bancorp Inc	121,009	1,711	Intrepid Potash Inc (a),(b)	85,711	1,153
Boston Private Financial Holdings Inc	122,409	1,610	Koppers Holdings Inc	31,198	1,232
Cardinal Financial Corp	48,678	935	Kraton Performance Polymers Inc (a)	49,928	893
City Holding Co	23,596	1,062
Columbia Banking System Inc	80,149	2,227	OM Group Inc	48,377	1,259
Community Bank System Inc	61,946	2,363	Quaker Chemical Corp	20,157	1,654
CVB Financial Corp	146,562	2,313	Stepan Co	29,193	1,293
First BanCorp/Puerto Rico (a)	158,700	827	Zep Inc	34,984	562
First Commonwealth Financial Corp	142,344	1,331			$21,381
First Financial Bancorp	87,853	1,541	Coal - 0.41%
First Financial Bankshares Inc (b)	97,504	3,099	Arch Coal Inc (b)	323,140	698
First Midwest Bancorp Inc/IL	114,589	1,924	Cloud Peak Energy Inc (a)	92,748	1,110
FNB Corp/PA	264,488	3,383	SunCoke Energy Inc (a)	105,535	2,522
Glacier Bancorp Inc	113,358	3,252			$4,330
Hanmi Financial Corp	48,500	1,040
Home BancShares Inc/AR	88,013	2,809	Commercial Services - 4.42%
Independent Bank Corp/Rockland MA	36,400	1,485	ABM Industries Inc	78,920	2,181
MB Financial Inc	96,852	3,056	Albany Molecular Research Inc (a),(b)	35,964	837
National Penn Bancshares Inc	188,276	1,937	American Public Education Inc (a)	26,265	814
NBT Bancorp Inc	66,528	1,708	AMN Healthcare Services Inc (a)	70,782	1,214
Old National Bancorp/IN	163,919	2,385	Brink's Co/The	73,937	1,553
Pinnacle Financial Partners Inc	50,353	1,974	Capella Education Co	16,602	1,174
PrivateBancorp Inc	106,961	3,457	Cardtronics Inc (a)	67,697	2,599
S&T Bancorp Inc	45,358	1,251	Career Education Corp (a)	91,106	528
Simmons First National Corp	24,866	1,044	CDI Corp	22,095	380
Susquehanna Bancshares Inc	285,733	2,803	Chemed Corp (b)	26,315	2,720

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
CorVel Corp (a)	13,647	$470	Outerwall Inc (a),(b)	30,227	$1,913
Cross Country Healthcare Inc (a)	44,709	432	Piper Jaffray Cos (a)	24,747	1,397
Forrester Research Inc	16,663	671	Portfolio Recovery Associates Inc (a)	76,226	4,821
Green Dot Corp (a)	47,635	1,138	Stifel Financial Corp (a)	100,020	4,752
Healthcare Services Group Inc	107,059	3,188	SWS Group Inc (a)	34,912	258
Heartland Payment Systems Inc	54,775	2,829	Virtus Investment Partners Inc	10,829	1,941
Heidrick & Struggles International Inc	24,977	520	WageWorks Inc (a)	49,821	2,840
Insperity Inc	34,595	1,092	World Acceptance Corp (a)	13,848	993
Kelly Services Inc	45,195	797			$36,677
Korn/Ferry International (a)	76,567	2,139
Landauer Inc	14,539	520	Electric - 1.44%
Matthews International Corp	44,979	2,073	Allete Inc	59,694	3,119
Medifast Inc (a)	18,034	572	Avista Corp	90,236	3,199
Monro Muffler Brake Inc	48,028	2,567	El Paso Electric Co	61,424	2,324
Monster Worldwide Inc (a)	135,210	522	NorthWestern Corp	59,580	3,148
Navigant Consulting Inc (a)	74,344	1,144	UIL Holdings Corp	86,076	3,541
On Assignment Inc (a)	74,633	2,172			$15,331
PAREXEL International Corp (a)	83,317	4,525	Electrical Components & Equipment - 1.13%
Providence Service Corp/The (a)	18,737	828	Advanced Energy Industries Inc (a)	57,142	1,130
Resources Connection Inc	58,332	902	Encore Wire Corp	28,378	1,077
Strayer Education Inc (a)	16,602	1,215	EnerSys	70,830	4,448
TrueBlue Inc (a)	63,191	1,562	General Cable Corp	74,084	1,050
Universal Technical Institute Inc	32,568	388	Littelfuse Inc	34,288	3,345
Viad Corp	30,498	778	Powell Industries Inc	14,083	641
		$47,044	Vicor Corp (a)	25,229	343
Computers - 3.45%					$12,034
Agilysys Inc (a)	22,584	255	Electronics - 3.16%
CACI International Inc (a)	35,795	2,945	American Science & Engineering Inc	12,044	666
Ciber Inc (a)	106,906	350	Badger Meter Inc	21,981	1,251
Electronics For Imaging Inc (a)	70,814	3,238	Bel Fuse Inc	16,273	460
Engility Holdings Inc (a)	26,820	1,159	Benchmark Electronics Inc (a)	82,000	1,945
ExlService Holdings Inc (a)	47,385	1,326	Brady Corp	72,464	1,728
iGate Corp (a)	55,598	2,060	Checkpoint Systems Inc (a)	63,473	842
Insight Enterprises Inc (a)	62,311	1,417	Coherent Inc (a)	37,969	2,474
LivePerson Inc (a)	74,495	1,073	CTS Corp	51,155	941
Manhattan Associates Inc (a)	114,311	4,585	Electro Scientific Industries Inc	40,332	286
MAXIMUS Inc	101,981	4,942	ESCO Technologies Inc	40,039	1,522
Mercury Systems Inc (a)	48,267	675	FARO Technologies Inc (a)	26,254	1,470
MTS Systems Corp	23,044	1,521	II-VI Inc (a)	79,478	1,072
NetScout Systems Inc (a)	56,867	2,096	Methode Electronics Inc	58,082	2,287
Super Micro Computer Inc (a)	51,981	1,661	Newport Corp (a)	60,787	1,088
Sykes Enterprises Inc (a)	59,989	1,292	OSI Systems Inc (a)	28,328	2,008
Synaptics Inc (a)	55,935	3,828	Park Electrochemical Corp	31,856	822
TeleTech Holdings Inc (a)	26,955	696	Plexus Corp (a)	51,372	2,124
Virtusa Corp (a)	40,434	1,657	Rofin-Sinar Technologies Inc (a)	42,636	955
		$36,776	Rogers Corp (a)	27,796	1,900
			Sanmina Corp (a)	125,798	3,154
Consumer Products - 0.44%			Taser International Inc (a)	79,968	1,507
Central Garden and Pet Co - A Shares (a)	65,254	561
			TTM Technologies Inc (a)	81,197	561
Helen of Troy Ltd (a)	40,593	2,511
WD-40 Co	21,279	1,631	Watts Water Technologies Inc	43,300	2,625
		$4,703			$33,688

Cosmetics & Personal Care - 0.07%			Energy - Alternate Sources - 0.21%
Inter Parfums Inc	25,904	736	FutureFuel Corp	33,853	451
			Green Plains Inc	52,035	1,780
					$2,231
Distribution & Wholesale - 1.08%
MWI Veterinary Supply Inc (a)	19,574	3,321	Engineering & Construction - 0.95%
			Aegion Corp (a)	56,875	1,042
Pool Corp	67,062	4,004
ScanSource Inc (a)	43,446	1,659	Comfort Systems USA Inc	57,461	883
			Dycom Industries Inc (a)	51,756	1,625
United Stationers Inc	59,311	2,477
		$11,461	EMCOR Group Inc	102,039	4,503
			Exponent Inc	19,923	1,590
Diversified Financial Services - 3.44%			Orion Marine Group Inc (a)	41,731	457
Calamos Asset Management Inc	25,940	356			$10,100
Encore Capital Group Inc (a)	36,285	1,651
Evercore Partners Inc - Class A	55,231	2,859	Entertainment - 0.74%
Financial Engines Inc	78,782	3,141	Marriott Vacations Worldwide Corp	44,262	3,073
			Multimedia Games Holding Co Inc (a)	45,183	1,577
FXCM Inc	62,897	1,035	Pinnacle Entertainment Inc (a)	91,018	2,333
Greenhill & Co Inc	40,512	1,823	Scientific Games Corp (a)	74,736	880
Interactive Brokers Group Inc - A Shares	86,918	2,244
Investment Technology Group Inc (a)	53,659	962			$7,863
MarketAxess Holdings Inc	57,093	3,691

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Environmental Control - 0.40%			Healthcare - Services (continued)
Tetra Tech Inc	97,795	$2,622	Bio-Reference Laboratories Inc (a),(b)	37,566	$1,129
US Ecology Inc	32,864	1,652	Ensign Group Inc/The	30,439	1,179
		$4,274	Gentiva Health Services Inc (a)	47,740	940
			Healthways Inc (a)	53,803	834
Food - 2.46%			IPC The Hospitalist Co Inc (a)	26,170	1,090
B&G Foods Inc	81,689	2,407	Kindred Healthcare Inc	98,385	2,140
Calavo Growers Inc	21,351	1,036	LHC Group Inc (a)	18,685	455
Cal-Maine Foods Inc	22,831	2,004	Magellan Health Inc (a)	43,865	2,655
Darling Ingredients Inc (a)	250,648	4,412
			Molina Healthcare Inc (a)	46,017	2,238
Diamond Foods Inc (a)	40,131	1,210
J&J Snack Foods Corp	22,706	2,339			$20,295
Nutrisystem Inc	43,815	738	Home Builders - 0.75%
Sanderson Farms Inc	31,256	2,625	M/I Homes Inc (a)	37,255	802
Seneca Foods Corp - Class A (a)	10,852	292	Meritage Homes Corp (a)	56,575	2,081
Snyder's-Lance Inc	79,126	2,357	Ryland Group Inc/The	71,455	2,559
SpartanNash Co	57,428	1,287	Standard Pacific Corp (a)	229,666	1,700
TreeHouse Foods Inc (a)	64,039	5,454	Winnebago Industries Inc (a)	41,183	874
		$26,161			$8,016

Forest Products & Paper - 1.27%			Home Furnishings - 1.00%
Clearwater Paper Corp (a)	30,148	1,940	American Woodmark Corp (a)	18,698	765
Deltic Timber Corp (c)	16,852	1,097	Daktronics Inc	59,304	789
KapStone Paper and Packaging Corp (a)	128,497	3,953	DTS Inc/CA (a)	26,044	776
Neenah Paper Inc	25,292	1,543	Ethan Allen Interiors Inc	39,630	1,121
PH Glatfelter Co	65,310	1,648	iRobot Corp (a),(b)	44,876	1,603
Schweitzer-Mauduit International Inc	46,369	1,997	La-Z-Boy Inc	79,962	1,828
Veritiv Corp (a)	12,421	560	Select Comfort Corp (a)	81,810	2,102
Wausau Paper Corp	76,068	752	Universal Electronics Inc (a)	23,899	1,360
		$13,490	VOXX International Corp (a)	30,499	260

Gas - 1.94%					$10,604
Laclede Group Inc/The	65,710	3,336	Housewares - 0.49%
New Jersey Resources Corp	64,257	3,758	Toro Co	84,741	5,231
Northwest Natural Gas Co	41,374	1,941
Piedmont Natural Gas Co Inc	119,252	4,533
South Jersey Industries Inc	50,439	2,958	Insurance - 2.30%
Southwest Gas Corp	70,804	4,113	American Equity Investment Life Holding Co	113,861	2,939
			Amerisafe Inc	28,426	1,185
		$20,639	eHealth Inc (a)	27,046	675
Hand & Machine Tools - 0.21%			Employers Holdings Inc	47,925	977
Franklin Electric Co Inc	60,095	2,244	HCI Group Inc	14,153	719
			Horace Mann Educators Corp	62,311	1,895
			Infinity Property & Casualty Corp	17,507	1,278
Healthcare - Products - 3.80%			Meadowbrook Insurance Group Inc	70,914	452
Abaxis Inc	32,228	1,697	Navigators Group Inc/The (a)	16,500	1,123
ABIOMED Inc (a)	55,435	1,818
Affymetrix Inc (a)	111,705	1,006	ProAssurance Corp	88,798	4,154
			RLI Corp	56,324	2,793
Analogic Corp	18,838	1,374	Safety Insurance Group Inc	19,188	1,197
AngioDynamics Inc (a)	38,839	660
			Selective Insurance Group Inc	85,815	2,216
Cantel Medical Corp	53,539	2,270	Stewart Information Services Corp	31,432	1,110
CONMED Corp	41,626	1,748	United Fire Group Inc	32,238	1,047
CryoLife Inc	38,258	393	Universal Insurance Holdings Inc	45,003	788
Cyberonics Inc (a)	40,530	2,128
Cynosure Inc (a)	32,947	833			$24,548
Greatbatch Inc (a)	37,919	1,903	Internet - 1.49%
Haemonetics Corp (a)	78,289	2,953	Blucora Inc (a)	62,600	1,061
Hanger Inc (a)	53,721	1,286	Blue Nile Inc (a)	18,019	640
ICU Medical Inc (a)	20,454	1,450	comScore Inc (a)	52,018	2,192
Integra LifeSciences Holdings Corp (a)	38,210	1,953	Dice Holdings Inc (a)	57,192	570
Invacare Corp	44,526	699	FTD Cos Inc (a)	28,843	1,015
Luminex Corp (a)	57,936	1,101	HealthStream Inc (a)	32,315	1,000
Masimo Corp (a)	75,867	1,915	j2 Global Inc	69,028	3,734
Meridian Bioscience Inc	63,276	1,173	Liquidity Services Inc (a),(b)	37,026	473
Merit Medical Systems Inc (a)	65,805	997	NIC Inc	92,390	1,703
Natus Medical Inc (a)	49,185	1,672	Perficient Inc (a)	52,403	869
NuVasive Inc (a)	71,509	2,925	QuinStreet Inc (a)	52,020	211
SurModics Inc (a)	20,695	448	Stamps.com Inc (a)	22,232	820
Symmetry Medical Inc (a)	57,161	566	VASCO Data Security International Inc (a)	44,683	1,131
West Pharmaceutical Services Inc	107,576	5,513	XO Group Inc (a)	36,840	469
		$40,481			$15,888

Healthcare - Services - 1.91%			Iron & Steel - 0.19%
Air Methods Corp (a)	54,233	2,561	AK Steel Holding Corp (a)	261,509	1,980
Almost Family Inc (a)	11,964	352
Amedisys Inc (a)	50,592	1,320
Amsurg Corp (a)	62,981	3,402

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Leisure Products & Services - 0.27%			Oil & Gas (continued)
Arctic Cat Inc	19,672	$662	Penn Virginia Corp (a)	108,809	$933
Callaway Golf Co	118,285	927	PetroQuest Energy Inc (a)	89,543	421
Interval Leisure Group Inc	60,632	1,276	Rex Energy Corp (a)	74,057	581
		$2,865	Stone Energy Corp (a)	85,522	2,095
			Swift Energy Co (a),(b)	66,686	457
Lodging - 0.20%			Synergy Resources Corp (a)	102,790	1,253
Boyd Gaming Corp (a)	118,793	1,372
Marcus Corp/The	27,914	478			$16,469
Monarch Casino & Resort Inc (a)	15,342	250	Oil & Gas Services - 2.11%
		$2,100	Basic Energy Services Inc (a)	53,267	687
			Bristow Group Inc	54,137	4,001
Machinery - Construction & Mining - 0.10%			C&J Energy Services Inc (a)	70,011	1,352
Astec Industries Inc	28,605	1,084	Exterran Holdings Inc	102,019	4,012
			Flotek Industries Inc (a)	76,335	1,692
Machinery - Diversified - 1.05%			Geospace Technologies Corp (a)	19,988	615
Albany International Corp	43,566	1,646	Gulf Island Fabrication Inc	20,314	430
Applied Industrial Technologies Inc	63,185	3,084	Gulfmark Offshore Inc	41,011	1,237
Briggs & Stratton Corp	69,731	1,409	ION Geophysical Corp (a)	194,827	546
DXP Enterprises Inc (a)	19,578	1,298	Matrix Service Co (a)	40,150	1,006
Lindsay Corp (b)	19,378	1,700	Newpark Resources Inc (a)	127,362	1,456
Tennant Co	27,985	2,063	Pioneer Energy Services Corp (a)	96,207	883
		$11,200	SEACOR Holdings Inc (a)	28,665	2,363
			Tesco Corp	55,529	1,057
Media - 0.21%			Tetra Technologies Inc (a)	121,095	1,154
EW Scripps Co/The (a),(b)	45,490	874
					$22,491
Scholastic Corp	40,280	1,402
		$2,276	Pharmaceuticals - 1.87%
			Akorn Inc (a)	109,376	4,873
Metal Fabrication & Hardware - 0.68%			Anika Therapeutics Inc (a)	22,051	885
AM Castle & Co (a)	26,464	195	Depomed Inc (a)	89,016	1,371
CIRCOR International Inc	26,883	2,020	Impax Laboratories Inc (a)	100,087	2,899
Haynes International Inc	18,903	879	Lannett Co Inc (a)	40,196	2,280
Mueller Industries Inc	86,329	2,802	Neogen Corp (a)	55,918	2,455
Olympic Steel Inc	13,873	279	PharMerica Corp (a)	45,758	1,313
RTI International Metals Inc (a)	46,755	1,101	Prestige Brands Holdings Inc (a)	79,112	2,802
		$7,276	Sagent Pharmaceuticals Inc (a)	34,474	1,091
Mining - 1.25%					$19,969
Century Aluminum Co (a)	78,410	2,296
			Publicly Traded Investment Fund - 0.36%
Globe Specialty Metals Inc	97,678	1,837	iShares Core S&P Small-Cap ETF (b)	34,372	3,833
Kaiser Aluminum Corp	27,205	1,892
Materion Corp	31,434	1,240
Stillwater Mining Co (a)	182,705	2,399	Real Estate - 0.23%
US Silica Holdings Inc	81,968	3,681	Forestar Group Inc (a)	53,150	927
		$13,345	HFF Inc	49,897	1,571
					$2,498
Miscellaneous Manufacturing - 2.16%
Actuant Corp	104,623	3,315	REITS - 7.99%
AZZ Inc	39,045	1,826	Acadia Realty Trust	90,296	2,817
Barnes Group Inc	74,470	2,723	Agree Realty Corp	21,634	662
EnPro Industries Inc (a)	36,512	2,356	American Assets Trust Inc	55,140	2,114
Fabrinet (a)	44,894	818	Associated Estates Realty Corp	87,742	1,714
Federal Signal Corp	95,522	1,356	Aviv REIT Inc	37,400	1,261
Hillenbrand Inc	95,666	3,185	Capstead Mortgage Corp	145,833	1,853
John Bean Technologies Corp	44,355	1,329	CareTrust REIT Inc	30,396	472
LSB Industries Inc (a)	29,584	1,110	Cedar Realty Trust Inc	104,905	722
Lydall Inc (a)	25,975	803	Chesapeake Lodging Trust	82,578	2,728
Myers Industries Inc	38,139	570	CoreSite Realty Corp	32,900	1,218
Standex International Corp	19,424	1,675	Cousins Properties Inc	313,056	4,073
Sturm Ruger & Co Inc (b)	29,557	1,232	DiamondRock Hospitality Co	297,900	4,275
Tredegar Corp	38,945	741	EastGroup Properties Inc	48,135	3,315
		$23,039	Education Realty Trust Inc	212,445	2,392
			EPR Properties	86,246	4,838
Office Furnishings - 0.15%			Franklin Street Properties Corp	135,732	1,627
Interface Inc	101,191	1,622	Geo Group Inc/The	110,572	4,416
			Getty Realty Corp	39,677	738
Oil & Gas - 1.55%			Government Properties Income Trust	106,981	2,441
Approach Resources Inc (a),(b)	55,136	546	Healthcare Realty Trust Inc	148,360	3,927
Bill Barrett Corp (a)	75,410	1,146	Inland Real Estate Corp	134,009	1,422
Carrizo Oil & Gas Inc (a)	64,462	3,348	Kite Realty Group Trust	126,598	3,278
Comstock Resources Inc	67,756	802	Lexington Realty Trust	316,869	3,473
Contango Oil & Gas Co (a)	24,191	885	LTC Properties Inc	53,042	2,225
Northern Oil and Gas Inc (a),(b)	87,325	987	Medical Properties Trust Inc	263,817	3,559
Paragon Offshore PLC	129,014	628	Parkway Properties Inc/MD	126,293	2,532
PDC Energy Inc (a)	54,604	2,387	Pennsylvania Real Estate Investment Trust	104,640	2,242

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Post Properties Inc	82,816	$4,633	CEVA Inc (a)	31,157	$508
PS Business Parks Inc	29,478	2,483	Cirrus Logic Inc (a)	94,583	1,825
Retail Opportunity Investments Corp	138,660	2,266	Cohu Inc	38,662	394
Sabra Health Care REIT Inc	81,060	2,316	Diodes Inc (a)	55,752	1,440
Saul Centers Inc	17,098	939	DSP Group Inc (a)	33,507	325
Sovran Self Storage Inc	50,660	4,311	Entropic Communications Inc (a)	135,144	338
Universal Health Realty Income Trust	19,683	954	Exar Corp (a)	72,070	688
Urstadt Biddle Properties Inc	41,913	907	Kopin Corp (a)	92,516	352
		$85,143	Kulicke & Soffa Industries Inc (a)	116,699	1,683
			Micrel Inc	67,985	825
Retail - 7.50%			Microsemi Corp (a)	145,211	3,786
Aeropostale Inc (a),(b)	120,401	362
Barnes & Noble Inc (a)	64,913	1,416	MKS Instruments Inc	80,745	2,939
			Monolithic Power Systems Inc	54,822	2,423
Big 5 Sporting Goods Corp	27,846	343	Nanometrics Inc (a)	36,721	497
Biglari Holdings Inc (a)	2,609	911
			Pericom Semiconductor Corp (a)	30,400	332
BJ's Restaurants Inc (a)	35,547	1,565
			Power Integrations Inc	45,819	2,307
Bob Evans Farms Inc	35,908	1,754	QLogic Corp (a)	133,683	1,579
Brown Shoe Co Inc	66,531	1,769	Rudolph Technologies Inc (a)	50,640	445
Buckle Inc/The (b)	42,710	2,107
Buffalo Wild Wings Inc (a)	28,802	4,300	Tessera Technologies Inc	71,113	2,161
			TriQuint Semiconductor Inc (a)	266,171	5,757
Casey's General Stores Inc	57,665	4,721	Ultratech Inc (a)	42,897	821
Cash America International Inc	43,973	2,161	Veeco Instruments Inc (a),(b)	61,227	2,203
Cato Corp/The	39,099	1,395			$36,628
Children's Place Inc/The	32,829	1,617
Christopher & Banks Corp (a)	56,163	367	Software - 4.25%
Cracker Barrel Old Country Store Inc	36,261	4,183	Blackbaud Inc	70,295	3,128
DineEquity Inc	26,304	2,340	Bottomline Technologies de Inc (a)	57,502	1,443
Ezcorp Inc (a)	74,224	837	Computer Programs & Systems Inc	15,868	999
Finish Line Inc/The	72,745	1,925	CSG Systems International Inc	52,800	1,400
First Cash Financial Services Inc (a)	43,338	2,560	Dealertrack Technologies Inc (a)	67,271	3,165
Francesca's Holdings Corp (a)	64,388	767	Digi International Inc (a)	37,825	313
Fred's Inc	52,775	829	Digital River Inc (a)	48,680	1,245
Genesco Inc (a)	36,677	2,813	Ebix Inc (b)	46,684	689
Group 1 Automotive Inc	32,501	2,777	Epiq Systems Inc	47,128	756
Haverty Furniture Cos Inc	31,424	692	Interactive Intelligence Group Inc (a)	25,542	1,233
Hibbett Sports Inc (a)	38,249	1,736	ManTech International Corp/VA	35,736	1,006
Jack in the Box Inc	59,413	4,221	MedAssets Inc (a)	91,486	1,982
Kirkland's Inc (a)	22,641	403	Medidata Solutions Inc (a)	82,251	3,710
Lithia Motors Inc	34,576	2,684	MicroStrategy Inc (a)	13,762	2,214
Lumber Liquidators Holdings Inc (a),(b)	41,262	2,219	Monotype Imaging Holdings Inc	59,632	1,706
MarineMax Inc (a)	37,835	725	Omnicell Inc (a)	54,607	1,764
Men's Wearhouse Inc	69,492	3,268	Progress Software Corp (a)	77,116	1,997
Movado Group Inc	27,753	980	Quality Systems Inc	66,921	1,011
Papa John's International Inc	46,101	2,156	Synchronoss Technologies Inc (a)	54,136	2,797
Pep Boys-Manny Moe & Jack/The (a)	81,126	773	SYNNEX Corp	42,354	2,930
PetMed Express Inc	30,732	406	Take-Two Interactive Software Inc (a)	127,061	3,361
Red Robin Gourmet Burgers Inc (a)	21,840	1,200	Tangoe Inc (a)	55,493	814
Regis Corp	68,606	1,165	Tyler Technologies Inc (a)	50,004	5,597
Ruby Tuesday Inc (a)	93,558	718			$45,260
Ruth's Hospitality Group Inc	54,277	660
Sonic Automotive Inc	52,082	1,296	Storage & Warehousing - 0.29%
Sonic Corp	78,201	1,971	Mobile Mini Inc	71,066	3,115
Stage Stores Inc	48,396	816
Stein Mart Inc	43,092	577	Telecommunications - 2.35%
Texas Roadhouse Inc	95,241	2,750	8x8 Inc (a)	135,065	1,062
Tuesday Morning Corp (a),(b)	66,465	1,355	ADTRAN Inc	83,132	1,763
Vitamin Shoppe Inc (a)	47,023	2,207	Anixter International Inc	41,390	3,525
Zumiez Inc (a)	32,897	1,098	Atlantic Tele-Network Inc	15,272	1,026
		$79,895	Black Box Corp	23,648	520
			CalAmp Corp (a)	54,721	1,055
Savings & Loans - 0.91%			Cincinnati Bell Inc (a)	318,301	1,168
B of I Holding Inc (a)	19,018	1,465
			Comtech Telecommunications Corp	24,408	929
Bank Mutual Corp	65,913	434	Consolidated Communications Holdings Inc	71,329	1,847
Brookline Bancorp Inc	106,579	1,022	General Communication Inc (a)	46,848	550
Dime Community Bancshares Inc	46,009	725	Harmonic Inc (a)	139,551	931
Northwest Bancshares Inc	144,558	1,855	Ixia (a)	87,887	846
Oritani Financial Corp	58,871	869	LogMeIn Inc (a)	37,474	1,801
Provident Financial Services Inc	81,986	1,495	Lumos Networks Corp	28,628	492
Sterling Bancorp/DE	127,277	1,789	Netgear Inc (a)	54,663	1,861
		$9,654	NTELOS Holdings Corp	25,732	259
Semiconductors - 3.44%			Oplink Communications Inc	24,232	505
Brooks Automation Inc	101,699	1,254	Procera Networks Inc (a)	31,463	236
Cabot Microelectronics Corp (a)	36,197	1,746	Spok Holdings Inc	32,996	536

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)
ViaSat Inc (a),(b)	65,420		$4,098
			$25,010

Textiles - 0.43%
G&K Services Inc	30,314		1,912
UniFirst Corp/MA	23,797		2,655
			$4,567

Transportation - 1.95%
ArcBest Corp	36,801		1,424
Atlas Air Worldwide Holdings Inc (a)	38,449		1,420
Celadon Group Inc	33,210		646
Era Group Inc (a)	29,419		688
Forward Air Corp	46,934		2,247
Heartland Express Inc	84,180		2,116
Hornbeck Offshore Services Inc (a)	49,201		1,509
HUB Group Inc (a)	52,986		1,923
Knight Transportation Inc	92,498		2,706
Matson Inc	65,449		1,865
Roadrunner Transportation Systems Inc (a)	42,132		868
Saia Inc (a)	37,587		1,843
UTI Worldwide Inc (a)	139,652		1,526
			$20,781

Water - 0.20%
American States Water Co	58,926		2,108

TOTAL COMMON STOCKS			$1,048,245
INVESTMENT COMPANIES - 5.09%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 5.09%
BlackRock Liquidity Funds FedFund Portfolio	21,358,125		21,358
Goldman Sachs Financial Square Funds -	32,905,578		32,906
Government Fund (d)
			$54,264
TOTAL INVESTMENT COMPANIES			$54,264
Total Investments			$1,102,509
Liabilities in Excess of Other Assets, Net - (3.51)%			$(37,428)
TOTAL NET ASSETS - 100.00%			$1,065,081

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)		Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector			Percent
Financial			22.29%
Consumer, Non-cyclical			16.73%
Industrial			15.70%
Consumer, Cyclical			15.51%
Technology			11.14%
Exchange Traded Funds			5.45%
Basic Materials			4.72%
Energy			4.28%
Communications			4.11%
Utilities			3.58%
Liabilities in Excess of Other Assets, Net			(3.51)%
TOTAL NET ASSETS			100.00%

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2014	Long		136	$14,684	$15,926	$1,242
Total						$1,242

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS - 96.06%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Automobile Parts & Equipment (continued)
Harte-Hanks Inc	110,768	$721	Standard Motor Products Inc	11,035	$436
Marchex Inc	13,949	54	Strattec Security Corp	3,247	337
MDC Partners Inc	5,070	105	Superior Industries International Inc	54,222	1,058
Sizmek Inc (a)	31,081	178	Supreme Industries Inc	16,313	109
ValueVision Media Inc (a)	10,662	60	Tenneco Inc (a)	80,325	4,206
		$1,118	Titan International Inc	49,226	520
					$12,474
Aerospace & Defense - 2.32%
AAR Corp	91,093	2,414	Banks - 10.10%
Allied Defense Group Inc/The (a),(b),(c)	2,055	—	1st Constitution Bancorp (a)	840	9
Arotech Corp (a)	9,039	27	1st Source Corp	29,324	918
CPI Aerostructures Inc (a)	800	8	1st United Bancorp Inc/Boca Raton	16,856	149
Cubic Corp	6,818	329	Alliance Bancorp Inc of Pennsylvania	942	16
Curtiss-Wright Corp	97,477	6,746	American National Bankshares Inc	2,818	69
Ducommun Inc (a)	31,248	826	American River Bankshares (a)	5,499	52
Esterline Technologies Corp (a)	171,091	20,036	Ameris Bancorp	34,807	862
Kaman Corp	2,596	112	AmeriServ Financial Inc	22,099	70
Kratos Defense & Security Solutions Inc (a)	102,536	714	Ames National Corp	2,827	70
LMI Aerospace Inc (a)	14,322	188	Arrow Financial Corp	3,383	93
Moog Inc (a)	21,573	1,652	ASB Bancorp Inc (a)	600	12
National Presto Industries Inc	1,444	91	Associated Banc-Corp	114,416	2,151
Orbital Sciences Corp (a)	55,402	1,457	Bancorp Inc/DE (a)	4,190	40
SIFCO Industries Inc	610	21	BancorpSouth Inc	89,049	2,051
Teledyne Technologies Inc (a)	15,171	1,572	Bank of Commerce Holdings	1,302	8
		$36,193	Bank of Florida Corp (a),(b),(c)	6,269	—
			Bank of Marin Bancorp	1,767	88
Agriculture - 0.19%			Banner Corp	6,243	269
Alliance One International Inc (a)	243,736	495	Bar Harbor Bankshares	450	13
Andersons Inc/The	6,853	436	BBCN Bancorp Inc	16,276	230
Griffin Land & Nurseries Inc	872	23	BCB Bancorp Inc	1,563	20
MGP Ingredients Inc	5,923	73	BNC Bancorp	6,055	103
Universal Corp/VA	40,866	1,819	Boston Private Financial Holdings Inc	83,905	1,103
Vector Group Ltd	5,329	119	Bryn Mawr Bank Corp	13,609	419
		$2,965	Camden National Corp	2,335	96
			Capital Bank Financial Corp (a)	295,012	7,637
Airlines - 0.70%
Hawaiian Holdings Inc (a)	59,421	1,030	Capital City Bank Group Inc	15,728	237
JetBlue Airways Corp (a)	645,065	7,444	Cardinal Financial Corp	5,768	111
Republic Airways Holdings Inc (a)	111,285	1,393	Carolina Bank Holdings Inc (a)	378	4
			Cascade Bancorp (a)	18,417	94
SkyWest Inc	90,777	1,046
		$10,913	Cathay General Bancorp	92,552	2,444
			Centerstate Banks Inc	5,333	62
Apparel - 1.79%			Central Pacific Financial Corp	15,529	294
Columbia Sportswear Co	14,134	545	Century Bancorp Inc/MA	1,147	44
Crocs Inc (a)	15,652	183	Chemical Financial Corp	24,096	717
Delta Apparel Inc (a)	6,921	73	Citizens & Northern Corp	4,694	94
Iconix Brand Group Inc (a)	106,831	4,275	Citizens First Corp (a)	300	3
Lakeland Industries Inc (a)	6,346	89	City Holding Co	3,175	143
Perry Ellis International Inc (a)	29,937	612	CNB Financial Corp/PA	4,475	81
Quiksilver Inc (a)	170,811	298	CoBiz Financial Inc	10,654	128
Rocky Brands Inc	8,535	112	Codorus Valley Bancorp Inc	1,132	24
Skechers U.S.A. Inc (a)	63,916	3,499	Colony Bankcorp Inc (a)	706	5
Steven Madden Ltd (a)	274,025	8,591	Columbia Banking System Inc	37,765	1,049
Superior Uniform Group Inc	4,414	106	Community Bank System Inc	38,908	1,484
Unifi Inc (a)	29,408	823	Community Trust Bancorp Inc	5,635	203
Weyco Group Inc	2,254	70	Community West Bancshares	1,308	8
Wolverine World Wide Inc	322,819	8,761	CommunityOne Bancorp (a)	137	1
		$28,037	ConnectOne Bancorp Inc	6,712	124
			Customers Bancorp Inc (a)	4,921	94
Automobile Manufacturers - 0.06%			CVB Financial Corp	18,636	294
Wabash National Corp (a)	83,400	859
			Eastern Virginia Bankshares Inc (a)	851	5
			Enterprise Bancorp Inc/MA	2,233	53
Automobile Parts & Equipment - 0.80%			Enterprise Financial Services Corp	8,691	164
Accuride Corp (a)	3,330	16	Evans Bancorp Inc	387	9
Cooper Tire & Rubber Co	37,059	1,194	Farmers Capital Bank Corp (a)	4,587	103
Cooper-Standard Holding Inc (a)	2,583	141	Fidelity Southern Corp	10,240	157
Dana Holding Corp	57,003	1,166	Financial Institutions Inc	21,913	551
Federal-Mogul Holdings Corp (a)	69,385	1,083	First Bancorp Inc/ME	2,674	47
Fuel Systems Solutions Inc (a)	24,630	227	First BanCorp/Puerto Rico (a)	64,216	334
Meritor Inc (a)	40,598	467	First Bancorp/Troy NC	22,476	407
Miller Industries Inc/TN	23,545	465	First Bancshares Inc/MS	1,620	24
Modine Manufacturing Co (a)	33,372	428	First Busey Corp	68,766	430
Motorcar Parts of America Inc (a)	5,432	158	First Business Financial Services Inc	2,266	106
Remy International Inc	4,286	79	First Citizens BancShares Inc/NC	5,977	1,501
Spartan Motors Inc	67,538	384	First Commonwealth Financial Corp	204,574	1,913

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Banks (continued)
First Community Bancshares Inc/VA	23,836	$390	Prosperity Bancshares Inc	205,752	$12,425
First Connecticut Bancorp Inc/Farmington CT	8,549	133	QCR Holdings Inc	891	16
First Financial Bancorp	45,853	805	Renasant Corp	35,001	1,055
First Financial Bankshares Inc	4,902	156	Republic Bancorp Inc/KY	11,271	273
First Financial Corp/IN	10,514	365	Republic First Bancorp Inc (a)	5,488	22
First Financial Service Corp (a)	800	3	Royal Bancshares of Pennsylvania Inc (a)	1,600	3
First Interstate BancSystem Inc	20,652	605	S&T Bancorp Inc	27,703	764
First Merchants Corp	86,059	1,949	Salisbury Bancorp Inc	284	8
First Midwest Bancorp Inc/IL	184,722	3,102	Sandy Spring Bancorp Inc	44,712	1,154
First NBC Bank Holding Co (a)	2,876	106	SB Financial Group Inc	2,685	25
First of Long Island Corp/The	3,768	99	Select Bancorp Inc (a)	2,142	15
First United Corp (a)	1,489	13	Sierra Bancorp	21,188	364
First West Virginia Bancorp	163	3	Simmons First National Corp	3,513	148
FirstMerit Corp	828,175	15,197	South State Corp	4,249	256
FNB Corp/PA	130,495	1,669	Southcoast Financial Corp (a)	598	4
Franklin Financial Corp/VA (a)	4,962	103	Southern Community Financial - Rights	13,075	12
Fulton Financial Corp	206,031	2,448	(a),(b),(c)
German American Bancorp Inc	3,830	114	Southern First Bancshares Inc (a)	357	5
Glacier Bancorp Inc	26,428	758	Southern National Bancorp of Virginia Inc	1,953	23
Great Southern Bancorp Inc	3,344	128	Southside Bancshares Inc	3,812	128
Guaranty Bancorp	5,097	80	Southwest Bancorp Inc	18,619	336
Guaranty Federal Bancshares Inc	541	7	State Bank Financial Corp	6,480	116
Hancock Holding Co	47,160	1,659	Stock Yards Bancorp Inc	4,270	142
Hanmi Financial Corp	6,211	133	Stonegate Bank	2,973	81
Hawthorn Bancshares Inc	1,619	22	Suffolk Bancorp	3,387	78
Heartland Financial USA Inc	5,031	133	Summit State Bank	804	10
Heritage Commerce Corp	7,073	62	Sun Bancorp Inc/NJ (a)	7,345	148
Heritage Financial Corp/WA	8,618	151	Susquehanna Bancshares Inc	319,108	3,131
Horizon Bancorp/IN	3,612	93	Sussex Bancorp	1,215	12
Hudson Valley Holding Corp	2,818	64	Synovus Financial Corp	71,985	1,826
Iberiabank Corp	39,009	2,687	Talmer Bancorp Inc	5,239	73
Independent Bank Corp/MI	13,035	158	Texas Capital Bancshares Inc (a)	4,742	290
Independent Bank Corp/Rockland MA	4,193	171	Tompkins Financial Corp	5,699	287
International Bancshares Corp	79,088	2,244	Towne Bank/Portsmouth VA	32,200	488
Intervest Bancshares Corp	10,064	98	Trico Bancshares	3,853	101
Lakeland Bancorp Inc	25,386	279	TrustCo Bank Corp NY	43,521	317
Lakeland Financial Corp	10,104	418	Trustmark Corp	54,412	1,324
LNB Bancorp Inc	10,575	148	UMB Financial Corp	7,273	433
Macatawa Bank Corp	7,247	38	Umpqua Holdings Corp	221,552	3,899
MainSource Financial Group Inc	47,207	859	Union Bankshares Corp	433,836	9,752
MB Financial Inc	111,053	3,504	United Bancshares Inc/OH	900	13
MBT Financial Corp (a)	9,505	44	United Bankshares Inc/WV	13,410	460
Mercantile Bank Corp	13,108	259	United Community Banks Inc/GA	22,719	410
Merchants Bancshares Inc/VT	1,547	46	United Security Bancshares/Fresno CA (a)	1,689	10
Metro Bancorp Inc (a)	22,873	573	Unity Bancorp Inc	165	2
Mid Penn Bancorp Inc	119	2	Univest Corp of Pennsylvania	25,565	524
MidSouth Bancorp Inc	3,305	63	Valley National Bancorp	39,648	396
MidWestOne Financial Group Inc	4,157	111	ViewPoint Financial Group Inc	7,072	193
National Bankshares Inc	2,226	70	Walker & Dunlop Inc (a)	5,076	82
National Penn Bancshares Inc	207,986	2,140	Washington Trust Bancorp Inc	11,871	455
NBT Bancorp Inc	21,467	551	Webster Financial Corp	666,591	20,892
NewBridge Bancorp (a)	11,342	101	WesBanco Inc	39,010	1,344
Northeast Bancorp	1,364	12	West Bancorporation Inc	4,750	79
Northrim BanCorp Inc	4,214	122	Westamerica Bancorporation	4,717	233
OFG Bancorp	57,070	888	Western Alliance Bancorp (a)	32,250	859
Old Line Bancshares Inc	2,086	33	Wilshire Bancorp Inc	32,064	318
Old National Bancorp/IN	118,137	1,719	Wintrust Financial Corp	106,758	4,945
Old Second Bancorp Inc (a)	11,663	56			$157,818
Opus Bank (a)	1,526	40
Pacific Continental Corp	10,736	155	Beverages - 0.06%
Pacific Mercantile Bancorp (a)	2,516	18	Coca-Cola Bottling Co Consolidated	7,658	693
			Craft Brew Alliance Inc (a)	13,254	184
PacWest Bancorp	33,808	1,442
Park National Corp	2,288	193			$877
Park Sterling Corp	37,436	286	Biotechnology - 0.28%
Patriot National Bancorp Inc (a)	2,129	4	Achillion Pharmaceuticals Inc (a)	13,104	154
Peapack Gladstone Financial Corp	3,649	67	AMAG Pharmaceuticals Inc (a)	84,525	2,790
Penns Woods Bancorp Inc	1,393	68	BioCryst Pharmaceuticals Inc (a)	4,318	51
Peoples Bancorp Inc/OH	18,964	468	Cytokinetics Inc (a)	10,125	37
Peoples Bancorp of North Carolina Inc	1,797	31	Emergent Biosolutions Inc (a)	21,271	481
Pinnacle Financial Partners Inc	47,535	1,864	Enzo Biochem Inc (a)	23,582	123
Preferred Bank/Los Angeles CA	9,647	257	Harvard Bioscience Inc (a)	9,210	44
Premier Financial Bancorp Inc	8,519	124	Medicines Co/The (a)	1,750	44
PrivateBancorp Inc	123,901	4,004	NPS Pharmaceuticals Inc (a)	2,148	59

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Commercial Services (continued)
Pacific Biosciences of California Inc (a)	5,500	$36	CBIZ Inc (a)	80,622	$745
Prothena Corp PLC (a)	5,971	131	CDI Corp	35,457	609
Rigel Pharmaceuticals Inc (a)	26,194	52	Civeo Corp	24,113	294
RTI Surgical Inc (a)	64,238	327	CRA International Inc (a)	13,333	400
Spectrum Pharmaceuticals Inc (a)	14,626	111	Cross Country Healthcare Inc (a)	48,738	471
		$4,440	Deluxe Corp	11,325	689
			DeVry Education Group Inc	69,845	3,381
Building Materials - 1.09%			Edgewater Technology Inc (a)	10,657	75
Builders FirstSource Inc (a)	2,906	17
			Education Management Corp (a)	1,845	1
Continental Materials Corp (a)	657	11
Gibraltar Industries Inc (a)	53,777	820	Electro Rent Corp	25,027	382
			Ennis Inc	50,932	755
Griffon Corp	149,659	1,839	Franklin Covey Co (a)	5,397	106
Lennox International Inc	100,025	8,894	FTI Consulting Inc (a)	51,959	2,098
Louisiana-Pacific Corp (a)	180,716	2,639
			Global Cash Access Holdings Inc (a)	55,648	406
LSI Industries Inc	21,687	155	Great Lakes Dredge & Dock Corp (a)	115,127	805
Masonite International Corp (a)	4,342	235
			Green Dot Corp (a)	5,098	122
Nortek Inc (a)	1,487	124
PGT Inc (a)	8,198	77	Hackett Group Inc/The	18,490	130
			HealthEquity Inc (a)	1,959	40
Quanex Building Products Corp	14,304	286	Heidrick & Struggles International Inc	8,505	177
Simpson Manufacturing Co Inc	8,088	268	Hill International Inc (a)	24,773	96
Universal Forest Products Inc	34,839	1,741	Hudson Global Inc (a)	611	2
		$17,106	Huron Consulting Group Inc (a)	8,752	609
Chemicals - 1.59%			ICF International Inc (a)	221,100	8,035
A Schulman Inc	53,587	1,898	Intersections Inc	8,191	33
Aceto Corp	34,421	783	ITT Educational Services Inc (a)	6,299	64
Axiall Corp	40,287	1,623	K12 Inc (a)	15,733	195
Cabot Corp	13,339	619	KAR Auction Services Inc	500,625	15,199
Ferro Corp (a)	11,313	148	Kelly Services Inc	66,182	1,167
Hawkins Inc	2,621	101	Korn/Ferry International (a)	78,577	2,195
Innophos Holdings Inc	1,847	105	Landauer Inc	3,690	132
Innospec Inc	3,971	160	Lincoln Educational Services Corp	4,984	13
Intrepid Potash Inc (a)	12,961	174	Live Nation Entertainment Inc (a)	91,059	2,368
KMG Chemicals Inc	2,880	51	Matthews International Corp	18,545	854
Kraton Performance Polymers Inc (a)	27,635	494	McGrath RentCorp	18,560	678
Kronos Worldwide Inc	18,855	254	MoneyGram International Inc (a)	63,689	547
Landec Corp (a)	42,906	540	Monster Worldwide Inc (a)	170,773	660
Minerals Technologies Inc	16,288	1,250	Multi-Color Corp	10,314	508
Oil-Dri Corp of America	1,117	34	National Research Corp (a)	1,848	29
Olin Corp	117,190	2,841	Navigant Consulting Inc (a)	95,735	1,473
OM Group Inc	78,427	2,042	PDI Inc (a)	13,313	24
Penford Corp (a)	8,167	154	Perceptron Inc	7,593	76
Quaker Chemical Corp	1,185	97	Performant Financial Corp (a)	5,560	48
Rentech Inc (a)	32,280	51	PHH Corp (a)	105,858	2,508
Sensient Technologies Corp	18,262	1,081	PRGX Global Inc (a)	8,910	47
Stepan Co	3,112	138	QC Holdings Inc (a)	400	1
Taminco Corp (a)	343,075	8,882	Quad/Graphics Inc	47,082	1,038
Tronox Ltd	43,591	1,054	RCM Technologies Inc (a)	13,071	99
Zep Inc	19,970	321	Rent-A-Center Inc/TX	147,996	4,584
		$24,895	Resources Connection Inc	25,806	399
			RPX Corp (a)	10,110	142
Coal - 0.17%			ServiceMaster Global Holdings Inc (a)	447,400	10,729
Cloud Peak Energy Inc (a)	86,383	1,034	Tree.com Inc (a)	5,970	221
Hallador Energy Co	1,990	24	TriNet Group Inc (a)	3,263	98
SunCoke Energy Inc (a)	63,438	1,516	Universal Security Instruments Inc (a)	1,000	6
Westmoreland Coal Co (a)	2,611	96	Universal Technical Institute Inc	8,712	103
		$2,670	Versar Inc (a)	8,300	27
Commercial Services - 5.08%			Viad Corp	45,522	1,161
			Volt Information Sciences Inc (a)	19,580	162
Aaron's Inc	75,168	1,861
ABM Industries Inc	27,515	760			$79,430
Albany Molecular Research Inc (a)	41,173	958	Computers - 2.84%
AMN Healthcare Services Inc (a)	8,851	152	Agilysys Inc (a)	33,012	373
ARC Document Solutions Inc (a)	28,751	292	Astro-Med Inc	9,156	123
Ascent Capital Group Inc (a)	14,951	962	CACI International Inc (a)	175,677	14,456
Avalon Holdings Corp (a)	3,917	14	Ciber Inc (a)	188,550	617
Avis Budget Group Inc (a)	82,367	4,592	Computer Task Group Inc	10,477	92
Barrett Business Services Inc	2,355	55	Convergys Corp	259,061	5,225
Bridgepoint Education Inc (a)	19,042	240	Datalink Corp (a)	5,764	73
Brink's Co/The	37,720	793	Electronics For Imaging Inc (a)	35,957	1,644
Cambium Learning Group Inc (a)	12,732	19	Engility Holdings Inc (a)	26,479	1,143
Cardtronics Inc (a)	4,150	159	ExlService Holdings Inc (a)	3,657	102
Career Education Corp (a)	9,855	57	Hutchinson Technology Inc (a)	7,912	28
Carriage Services Inc	24,932	497	iGate Corp (a)	298,050	11,043
Cartesian Inc (a)	650	3	Imation Corp (a)	53,839	158

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Diversified Financial Services (continued)
Insight Enterprises Inc (a)	94,633	$2,154	Janus Capital Group Inc	297,406	$4,458
Key Tronic Corp (a)	16,991	140	JMP Group Inc	11,116	81
Leidos Holdings Inc	373	14	KCG Holdings Inc (a)	31,588	337
Lexmark International Inc	50,608	2,184	LPL Financial Holdings Inc	213,650	8,843
Mentor Graphics Corp	18,709	396	Manning & Napier Inc	13,224	209
Mercury Systems Inc (a)	24,944	349	Marlin Business Services Corp	12,713	268
NCI Inc (a)	319	3	MicroFinancial Inc	8,367	70
PAR Technology Corp (a)	9,256	48	Nelnet Inc	23,914	1,138
Planar Systems Inc (a)	24,121	87	NewStar Financial Inc (a)	59,499	814
Qualstar Corp (a)	4,617	6	Nicholas Financial Inc (a)	3,018	37
Quantum Corp (a)	38,915	50	Oppenheimer Holdings Inc	27,532	676
Qumu Corp (a)	8,848	132	Piper Jaffray Cos (a)	14,938	844
Radisys Corp (a)	15,105	38	Regional Management Corp (a)	3,122	36
Spansion Inc (a)	51,891	1,068	Springleaf Holdings Inc (a)	4,188	157
StarTek Inc (a)	11,737	88	Stifel Financial Corp (a)	22,323	1,061
Super Micro Computer Inc (a)	8,608	275	SWS Group Inc (a)	12,175	90
Sykes Enterprises Inc (a)	78,637	1,694	Walter Investment Management Corp (a)	7,010	159
TeleTech Holdings Inc (a)	2,132	55			$30,589
Unisys Corp (a)	17,224	442
VeriFone Systems Inc (a)	3,736	139	Electric - 0.97%
			Abengoa Yield plc (a)	4,623	150
		$44,439	Allete Inc	7,098	371
Consumer Products - 0.41%			Ameresco Inc (a)	3,589	30
ACCO Brands Corp (a)	205,547	1,692	Atlantic Power Corp	41,001	91
Acme United Corp	1,796	31	Avista Corp	23,588	836
Central Garden and Pet Co (a)	20,752	166	Black Hills Corp	7,624	417
Central Garden and Pet Co - A Shares (a)	51,392	441	Cleco Corp	28,543	1,535
CSS Industries Inc	13,466	384	Dynegy Inc (a)	30,342	925
Helen of Troy Ltd (a)	55,847	3,454	El Paso Electric Co	9,979	378
Spectrum Brands Holdings Inc	2,990	271	Empire District Electric Co/The	9,932	282
		$6,439	EnerNOC Inc (a)	5,406	80
			Genie Energy Ltd (a)	9,956	72
Cosmetics & Personal Care - 0.03%			IDACORP Inc	27,954	1,767
CCA Industries Inc (a)	500	2
Revlon Inc (a)	12,339	423	MGE Energy Inc	17,449	776
			NorthWestern Corp	12,450	658
		$425	NRG Yield Inc	7,049	352
Distribution & Wholesale - 1.00%			Ormat Technologies Inc	34,280	993
ADDvantage Technologies Group Inc (a)	3,841	9	Otter Tail Corp	7,668	238
Beacon Roofing Supply Inc (a)	7,937	220	Pike Corp (a)	50,171	599
Core-Mark Holding Co Inc	31,030	1,801	PNM Resources Inc	35,118	1,013
H&E Equipment Services Inc	9,171	343	Portland General Electric Co	31,961	1,164
Houston Wire & Cable Co	2,240	30	Synthesis Energy Systems Inc (a)	7,503	8
ScanSource Inc (a)	32,564	1,243	UIL Holdings Corp	55,225	2,272
Speed Commerce Inc (a)	15,359	46	Unitil Corp	6,204	216
Titan Machinery Inc (a)	6,728	93			$15,223
United Stationers Inc	26,953	1,125	Electrical Components & Equipment - 1.02%
WESCO International Inc (a)	130,700	10,771
			Advanced Energy Industries Inc (a)	2,278	45
		$15,681	Encore Wire Corp	15,383	583
Diversified Financial Services - 1.96%			EnerSys	21,390	1,343
AeroCentury Corp (a)	423	5	General Cable Corp	100,726	1,428
Aircastle Ltd	102,803	1,962	GrafTech International Ltd (a)	161,560	693
Arlington Asset Investment Corp	3,704	101	Insteel Industries Inc	5,896	141
Asta Funding Inc (a)	11,856	100	Littelfuse Inc	113,388	11,060
Atlanticus Holdings Corp (a)	16,062	22	Magnetek Inc (a)	208	6
BGC Partners Inc	24,520	208	Orion Energy Systems Inc (a)	22,810	131
Calamos Asset Management Inc	40,098	550	Powell Industries Inc	2,820	128
California First National Bancorp	2,983	45	PowerSecure International Inc (a)	11,590	129
Consumer Portfolio Services Inc (a)	6,148	43	SunPower Corp (a)	8,875	283
Cowen Group Inc (a)	186,101	752	Ultralife Corp (a)	14,398	46
Credit Acceptance Corp (a)	1,280	189			$16,016
Ellie Mae Inc (a)	124,225	4,768
FBR & Co (a)	2,800	68	Electronics - 1.79%
			AVX Corp	45,732	660
Federal Agricultural Mortgage Corp	14,600	486	Ballantyne Strong Inc (a)	13,019	58
First Marblehead Corp/The (a)	1,274	3
			Bel Fuse Inc	15,033	425
FXCM Inc	7,749	128	Benchmark Electronics Inc (a)	91,464	2,169
Gain Capital Holdings Inc	12,200	104	Blonder Tongue Laboratories (a)	1,523	2
GAMCO Investors Inc	2,760	228	Brady Corp	41,232	984
GFI Group Inc	7,803	43	Checkpoint Systems Inc (a)	50,903	674
Higher One Holdings Inc (a)	6,340	16
			Coherent Inc (a)	4,739	309
Home Loan Servicing Solutions Ltd	14,620	281	CTS Corp	64,718	1,191
Imperial Holdings Inc (a)	3,056	19
			CyberOptics Corp (a)	7,092	65
INTL. FCStone Inc (a)	13,386	242
Investment Technology Group Inc (a)	52,870	948	Electro Scientific Industries Inc	38,164	271

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electronics (continued)			Entertainment (continued)
ESCO Technologies Inc	24,940	$948	Marriott Vacations Worldwide Corp	54,764	$3,802
FARO Technologies Inc (a)	669	37	National CineMedia Inc	24,859	396
Frequency Electronics Inc (a)	11,821	134	Penn National Gaming Inc (a)	52,807	691
GSI Group Inc (a)	14,091	181	Pinnacle Entertainment Inc (a)	2,043	52
Identiv Inc (a)	779	7	RCI Hospitality Holdings Inc (a)	13,279	158
II-VI Inc (a)	11,640	157	Reading International Inc (a)	5,295	53
IntriCon Corp (a)	448	3	Speedway Motorsports Inc	56,888	1,113
Itron Inc (a)	19,791	771			$8,964
Kemet Corp (a)	51,752	248
LGL Group Inc/The (a)	410	2	Environmental Control - 0.21%
LGL Group Inc/The - Warrants (a)	2,050	—	Covanta Holding Corp	105,758	2,334
			Energy Recovery Inc (a)	2,164	10
Methode Electronics Inc	12,366	487	Fuel Tech Inc (a)	10,245	42
Newport Corp (a)	23,712	425
NVE Corp (a)	821	59	Tetra Tech Inc	29,574	793
			TRC Cos Inc (a)	13,640	99
OSI Systems Inc (a)	2,961	210
Park Electrochemical Corp	6,249	161			$3,278
Plexus Corp (a)	18,710	774	Food - 1.12%
Rofin-Sinar Technologies Inc (a)	21,748	487	Amcon Distributing Co	191	16
Rogers Corp (a)	2,215	151	B&G Foods Inc	7,490	221
Sanmina Corp (a)	207,368	5,199	Chiquita Brands International Inc (a)	95,819	1,383
Sparton Corp (a)	14,794	401	Darling Ingredients Inc (a)	26,193	461
Stoneridge Inc (a)	6,025	78	Dean Foods Co	63,468	934
Sypris Solutions Inc	37,183	127	Fresh Del Monte Produce Inc	112,932	3,626
Tech Data Corp (a)	54,223	3,238	Ingles Markets Inc	20,159	542
TTM Technologies Inc (a)	111,025	767	John B Sanfilippo & Son Inc	20,122	748
Viasystems Group Inc (a)	24,124	383	Lancaster Colony Corp	1,412	129
Vicon Industries Inc	1,971	3	Pilgrim's Pride Corp (a)	8,317	236
Video Display Corp (a)	300	1	Post Holdings Inc (a)	69,585	2,609
Vishay Intertechnology Inc	256,738	3,469	Sanderson Farms Inc	12,405	1,042
Vishay Precision Group Inc (a)	24,758	421	Seaboard Corp (a)	57	175
Watts Water Technologies Inc	25,144	1,524	Seneca Foods Corp - Class A (a)	22,810	613
Woodward Inc	4,303	220	Seneca Foods Corp - Class B (a)	39	1
ZAGG Inc (a)	7,145	48	Snyder's-Lance Inc	12,180	363
		$27,929	SpartanNash Co	52,978	1,187
			SUPERVALU Inc (a)	53,255	459
Energy - Alternate Sources - 0.22%
Ascent Solar Technologies Inc (a)	4,164	7	Tootsie Roll Industries Inc	467	14
			TreeHouse Foods Inc (a)	25,828	2,200
FutureFuel Corp	5,135	68
Green Plains Inc	69,639	2,382	Weis Markets Inc	10,708	478
Ocean Power Technologies Inc (a)	12,856	13			$17,437
Pacific Ethanol Inc (a)	5,522	78	Forest Products & Paper - 0.85%
Plug Power Inc (a)	28,437	134	Clearwater Paper Corp (a)	2,442	157
Renewable Energy Group Inc (a)	68,486	721	Domtar Corp	19,749	811
REX American Resources Corp (a)	725	53	KapStone Paper and Packaging Corp (a)	245,500	7,552
		$3,456	Mercer International Inc (a)	49,723	625
Engineering & Construction - 0.57%			Neenah Paper Inc	4,791	292
Aegion Corp (a)	65,117	1,193	PH Glatfelter Co	82,351	2,078
			Resolute Forest Products Inc (a)	85,885	1,594
Argan Inc	5,015	174
Comfort Systems USA Inc	9,287	143	Schweitzer-Mauduit International Inc	5,311	229
Dycom Industries Inc (a)	20,002	628			$13,338
EMCOR Group Inc	35,911	1,585	Gas - 0.46%
ENGlobal Corp (a)	18,947	25	Chesapeake Utilities Corp	3,432	166
Granite Construction Inc	26,270	969	Laclede Group Inc/The	21,604	1,097
Integrated Electrical Services Inc (a)	1,004	8	New Jersey Resources Corp	21,210	1,240
KBR Inc	1,972	38	Northwest Natural Gas Co	6,273	294
Layne Christensen Co (a)	36,836	265	ONE Gas Inc	9,546	363
MYR Group Inc (a)	6,413	166	Piedmont Natural Gas Co Inc	17,999	684
Orion Marine Group Inc (a)	29,753	326	South Jersey Industries Inc	15,289	897
Sterling Construction Co Inc (a)	13,551	120	Southwest Gas Corp	18,596	1,080
Tutor Perini Corp (a)	107,602	3,014	WGL Holdings Inc	28,282	1,329
VSE Corp	4,706	284			$7,150
		$8,938
			Hand & Machine Tools - 0.02%
Entertainment - 0.57%			Franklin Electric Co Inc	764	29
AMC Entertainment Holdings Inc	4,129	105	Hardinge Inc	13,003	146
Churchill Downs Inc	1,371	140	LS Starrett Co/The	5,475	81
Dover Downs Gaming & Entertainment Inc (a)	8,791	7	P&F Industries Inc (a)	1,773	14
Dover Motorsports Inc	3,447	8	Regal-Beloit Corp	324	23
DreamWorks Animation SKG Inc (a)	14,332	319
Eldorado Resorts Inc (a)	14,333	59			$293
Eros International PLC (a)	3,653	68	Healthcare - Products - 3.98%
International Speedway Corp	55,793	1,748	Affymetrix Inc (a)	13,805	124
Isle of Capri Casinos Inc (a)	32,921	245	Alere Inc (a)	364,521	14,570
			Allied Healthcare Products Inc (a)	5,732	11

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Home Builders - 0.69%
Alphatec Holdings Inc (a)	29,509	$45	AMREP Corp (a)	1,173	$5
Analogic Corp	2,126	155	AV Homes Inc (a)	10,600	159
AngioDynamics Inc (a)	56,162	955	LGI Homes Inc (a)	3,255	63
AtriCure Inc (a)	2,101	37	M/I Homes Inc (a)	26,000	560
BioTelemetry Inc (a)	11,551	97	MDC Holdings Inc	57,649	1,408
CONMED Corp	55,967	2,350	Meritage Homes Corp (a)	15,156	557
CryoLife Inc	30,449	313	Orleans Homebuilders Inc (a),(b),(c)	7,702	—
Cutera Inc (a)	19,781	208	Ryland Group Inc/The	184,149	6,595
Cynosure Inc (a)	3,911	99	Skyline Corp (a)	4,473	16
Daxor Corp	200	1	Standard Pacific Corp (a)	52,633	389
Digirad Corp	15,358	66	TRI Pointe Homes Inc (a)	59,300	812
Exactech Inc (a)	3,415	73	WCI Communities Inc (a)	3,507	66
Greatbatch Inc (a)	44,796	2,249	William Lyon Homes (a)	4,509	107
Haemonetics Corp (a)	247,156	9,322			$10,737
Hanger Inc (a)	19,494	466
Harvard Apparatus Regenerative Technology	2,302	14	Home Furnishings - 0.25%
Inc (a)			Bassett Furniture Industries Inc	11,504	200
ICU Medical Inc (a)	2,554	181	Daktronics Inc	3,260	43
			DTS Inc/CA (a)	3,580	107
Integra LifeSciences Holdings Corp (a)	221,421	11,317
Invacare Corp	46,247	726	Emerson Radio Corp	4,358	5
Iridex Corp (a)	470	4	Ethan Allen Interiors Inc	5,435	154
LeMaitre Vascular Inc	2,833	21	Flexsteel Industries Inc	11,772	404
Merit Medical Systems Inc (a)	349,536	5,296	Hooker Furniture Corp	12,863	197
Misonix Inc (a)	11,445	153	Kimball International Inc	51,619	927
Natus Medical Inc (a)	14,058	478	La-Z-Boy Inc	28,988	663
			Skullcandy Inc (a)	29,660	247
NuVasive Inc (a)	10,371	424
			Stanley Furniture Co Inc (a)	8,033	23
OraSure Technologies Inc (a)	17,292	155
			TiVo Inc (a)	13,455	176
Orthofix International NV (a)	11,766	345
			Universal Electronics Inc (a)	5,076	289
PhotoMedex Inc (a),(b)	2,943	11
			VOXX International Corp (a)	50,570	431
PhotoMedex Inc - Warrants (a),(b),(c)	430	—
SurModics Inc (a)	3,314	72			$3,866
Symmetry Medical Inc (a)	77,809	770	Housewares - 0.07%
Teleflex Inc	94,578	10,793	Libbey Inc (a)	9,460	272
Tornier NV (a)	6,767	189	Lifetime Brands Inc	16,150	276
Wright Medical Group Inc (a)	5,045	159	NACCO Industries Inc	9,503	557
		$62,249			$1,105

Healthcare - Services - 3.64%			Insurance - 8.69%
Addus HomeCare Corp (a)	11,327	226	Ambac Financial Group Inc (a)	33,777	773
Alliance HealthCare Services Inc (a)	924	22	American Equity Investment Life Holding Co	415,419	10,722
Almost Family Inc (a)	6,090	180	American Independence Corp (a)	1,020	11
Amedisys Inc (a)	33,116	864	American National Insurance Co	1,810	207
American Shared Hospital Services (a)	2,738	6	Amerisafe Inc	3,584	149
Amsurg Corp (a)	351,619	18,990	AmTrust Financial Services Inc	2,479	111
Capital Senior Living Corp (a)	9,761	220	Argo Group International Holdings Ltd	54,185	3,023
Ensign Group Inc/The	297	12	Aspen Insurance Holdings Ltd	287,162	12,529
Five Star Quality Care Inc (a)	63,941	264	Atlantic American Corp	7,236	28
Gentiva Health Services Inc (a)	31,886	628	Baldwin & Lyons Inc	14,475	390
Health Net Inc/CA (a)	46,855	2,226	CNO Financial Group Inc	995,406	18,047
HealthSouth Corp	28,144	1,135	Donegal Group Inc	16,757	265
Healthways Inc (a)	45,219	701	EMC Insurance Group Inc	14,374	461
IPC The Hospitalist Co Inc (a)	2,131	89	Employers Holdings Inc	4,785	97
Kindred Healthcare Inc	120,997	2,631	Endurance Specialty Holdings Ltd	69,861	4,048
LHC Group Inc (a)	24,130	587	Enstar Group Ltd (a)	1,450	215
LifePoint Hospitals Inc (a)	229,748	16,082	FBL Financial Group Inc	60,771	3,014
Magellan Health Inc (a)	57,686	3,491	Federated National Holding Co	9,881	330
Medcath Corp (a),(b),(c)	31,637	—	Fidelity & Guaranty Life	6,079	145
Molina Healthcare Inc (a)	12,965	631	First Acceptance Corp (a)	19,254	49
National Healthcare Corp	3,045	184	First American Financial Corp	161,514	4,897
Select Medical Holdings Corp	134,372	1,938	Global Indemnity PLC (a)	20,767	602
Skilled Healthcare Group Inc (a)	3,434	24	Greenlight Capital Re Ltd (a)	39,585	1,285
SunLink Health Systems Inc (a)	4,000	7	Hallmark Financial Services Inc (a)	28,451	331
Triple-S Management Corp (a)	65,720	1,454	Hanover Insurance Group Inc/The	62,624	4,192
Universal American Corp/NY (a)	147,471	1,374	HCC Insurance Holdings Inc	279,348	14,579
WellCare Health Plans Inc (a)	43,068	2,924	HCI Group Inc	815	41
		$56,890	Hilltop Holdings Inc (a)	77,964	1,718
Holding Companies - Diversified - 0.06%			Horace Mann Educators Corp	92,607	2,816
Harbinger Group Inc (a)	33,843	445	Independence Holding Co	14,456	205
National Bank Holdings Corp	10,630	208	Infinity Property & Casualty Corp	7,710	563
Resource America Inc	24,567	234	Investors Title Co	1,402	105
		$887	Kansas City Life Insurance Co	1,251	62
			Kemper Corp	99,795	3,677
			Maiden Holdings Ltd	111,912	1,338

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Investment Companies (continued)
MBIA Inc (a)	298,875	$2,917	TCP Capital Corp	352,575	$5,955
Meadowbrook Insurance Group Inc	38,289	244			$6,763
MGIC Investment Corp (a)	75,208	671
Montpelier Re Holdings Ltd ADR	158,242	5,244	Iron & Steel - 0.89%
			AK Steel Holding Corp (a)	34,790	263
National General Holdings Corp	6,883	129
National Security Group Inc/The	369	5	Carpenter Technology Corp	1,188	59
National Western Life Insurance Co	6,105	1,655	Commercial Metals Co	206,842	3,577
Navigators Group Inc/The (a)	26,566	1,809	Friedman Industries Inc	7,610	58
OneBeacon Insurance Group Ltd	10,270	163	Reliance Steel & Aluminum Co	123,425	8,329
Phoenix Cos Inc/The (a)	6,035	358	Schnitzer Steel Industries Inc	40,829	961
			Shiloh Industries Inc (a)	25,778	440
Platinum Underwriters Holdings Ltd	202,160	12,661	Universal Stainless & Alloy Products Inc (a)	9,234	237
Primerica Inc	14,134	723
ProAssurance Corp	6,265	293			$13,924
Radian Group Inc	62,956	1,061	Leisure Products & Services - 0.26%
RLI Corp	10,934	543	Ambassadors Group Inc (a)	2,629	9
Safety Insurance Group Inc	17,814	1,111	Arctic Cat Inc	2,504	84
Security National Financial Corp (a)	852	4	Black Diamond Inc (a)	1,479	12
Selective Insurance Group Inc	109,463	2,827	Brunswick Corp/DE	9,130	427
StanCorp Financial Group Inc	45,696	3,179	Callaway Golf Co	130,153	1,020
State Auto Financial Corp	43,969	920	Escalade Inc	3,889	45
Stewart Information Services Corp	38,872	1,373	Interval Leisure Group Inc	2,673	56
Symetra Financial Corp	192,411	4,560	Johnson Outdoors Inc	9,893	298
Third Point Reinsurance Ltd (a)	11,005	168	Life Time Fitness Inc (a)	35,004	1,953
Unico American Corp (a)	5,796	67	Nautilus Inc (a)	3,541	47
United Fire Group Inc	48,423	1,572	Steiner Leisure Ltd (a)	3,134	132
Universal Insurance Holdings Inc	26,913	471			$4,083
		$135,753
			Lodging - 0.24%
Internet - 0.48%			Belmond Ltd (a)	181,367	2,079
1-800-Flowers.com Inc (a)	28,855	232	Boyd Gaming Corp (a)	57,334	662
Bankrate Inc (a)	13,249	144	Caesars Entertainment Corp (a)	7,570	92
Blucora Inc (a)	57,978	982	Full House Resorts Inc (a)	9,522	12
Boingo Wireless Inc (a)	7,417	52	La Quinta Holdings Inc (a)	3,912	80
BroadVision Inc (a)	2,600	21	Marcus Corp/The	34,767	596
Cinedigm Corp (a)	17,268	27	Monarch Casino & Resort Inc (a)	2,257	36
Covisint Corp (a)	5,260	15	Red Lion Hotels Corp (a)	31,701	180
Dice Holdings Inc (a)	7,688	77
ePlus Inc (a)	11,373	694			$3,737
FTD Cos Inc (a)	28,753	1,012	Machinery - Construction & Mining - 0.07%
Global Sources Ltd (a)	4,862	36	Astec Industries Inc	17,246	654
Internap Network Services Corp (a)	16,126	129	Hyster-Yale Materials Handling Inc	6,115	480
Intralinks Holdings Inc (a)	73,399	634			$1,134
iPass Inc (a)	1,471	2
Lands' End Inc (a)	3,247	154	Machinery - Diversified - 0.30%
Liberty Ventures (a)	8,043	282	Alamo Group Inc	20,079	860
Limelight Networks Inc (a)	19,233	47	Albany International Corp	5,002	189
Liquidity Services Inc (a)	7,773	99	Applied Industrial Technologies Inc	5,202	254
magicJack VocalTec Ltd (a)	1,871	17	Briggs & Stratton Corp	73,804	1,491
ModusLink Global Solutions Inc (a)	56,699	198	Columbus McKinnon Corp/NY	5,676	161
			Gencor Industries Inc (a)	3,553	34
New Media Investment Group Inc	6,237	119	Gerber Scientific Inc (a),(b),(c)	56,637	—
Orbitz Worldwide Inc (a)	27,750	229
PC-Tel Inc	47	—	Global Power Equipment Group Inc	2,642	36
Perficient Inc (a)	14,710	244	Hurco Cos Inc	14,440	557
			Intevac Inc (a)	5,473	41
QuinStreet Inc (a)	4,116	17
RealNetworks Inc (a)	33,482	231	Kadant Inc	15,537	643
			Key Technology Inc (a)	1,200	16
Reis Inc	14,482	339	Lindsay Corp	586	51
RetailMeNot Inc (a)	240	5
			Tecumseh Products Co (a)	22,494	83
Rightside Group Ltd (a)	2,008	19
Safeguard Scientifics Inc (a)	19,448	388	Tennant Co	2,587	191
Shutterfly Inc (a)	2,966	124	Twin Disc Inc	3,069	79
			Xerium Technologies Inc (a)	2,530	38
Support.com Inc (a)	7,801	17
TechTarget Inc (a)	3,637	35			$4,724
TeleCommunication Systems Inc (a)	83,807	242	Media - 0.69%
TheStreet Inc	29,207	67	AH Belo Corp	31,351	361
Trulia Inc (a)	770	36	Beasley Broadcasting Group Inc	5,597	26
United Online Inc	22,342	251	Courier Corp	9,552	130
Zynga Inc (a)	132,527	338	Crown Media Holdings Inc (a)	7,911	28
		$7,555	Cumulus Media Inc (a)	219,996	850
			Demand Media Inc (a)	2,008	14
Investment Companies - 0.43%			Dex Media Inc (a)	4,442	35
Acacia Research Corp	8,515	153	Entercom Communications Corp (a)	28,805	295
Caesars Acquisition Co (a)	13,664	143
			Entravision Communications Corp	100	1
Capital Southwest Corp	11,839	434	EW Scripps Co/The (a)	83,110	1,595
Medallion Financial Corp	6,774	78	Gray Television Inc (a)	109,493	1,012

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Miscellaneous Manufacturing (continued)
Here Media Inc (a),(b),(c)	3,700	$—	Servotronics Inc (a)	788	$5
Here Media Inc - Special Shares (a),(c)	3,700	—	Standex International Corp	73,823	6,367
Houghton Mifflin Harcourt Co (a)	18,542	371	Synalloy Corp	2,162	35
Journal Communications Inc (a)	91,189	895	Tredegar Corp	8,805	168
Lee Enterprises Inc (a)	15,646	58	TriMas Corp (a)	1,535	49
LIN Media LLC (a)	4,190	100	Trinity Industries Inc	9,670	345
McClatchy Co/The (a)	89,244	318	Trinseo SA (a)	2,637	38
Media General Inc (a)	23,639	353			$26,699
Meredith Corp	20,795	1,084
New York Times Co/The	50,214	645	Office & Business Equipment - 0.01%
			Eastman Kodak Co (a)	5,153	111
Radio One Inc (a)	27,800	69
Saga Communications Inc	5,536	222
Salem Communications Corp	17,567	135	Office Furnishings - 0.06%
Scholastic Corp	44,643	1,554	HNI Corp	765	36
Spanish Broadcasting System Inc (a)	1,921	8	Kewaunee Scientific Corp	3,601	63
Time Inc	25,038	566	Knoll Inc	18,260	363
		$10,725	Steelcase Inc	21,580	382
			Virco Manufacturing Corp (a)	4,847	13
Metal Fabrication & Hardware - 0.99%
AM Castle & Co (a)	35,449	261			$857
Ampco-Pittsburgh Corp	10,756	234	Oil & Gas - 1.80%
Chicago Rivet & Machine Co	1,070	33	Adams Resources & Energy Inc	1,651	69
CIRCOR International Inc	4,642	349	Alon USA Energy Inc	76,501	1,227
Dynamic Materials Corp	4,456	82	Apco Oil and Gas International Inc (a)	2,354	34
Eastern Co/The	2,538	41	Approach Resources Inc (a)	8,719	87
Haynes International Inc	2,138	99	Atwood Oceanics Inc	7,133	290
Lawson Products Inc/DE (a)	9,612	231	Barnwell Industries Inc (a)	2,755	7
LB Foster Co	9,234	500	Bill Barrett Corp (a)	8,453	128
Mueller Industries Inc	3,856	125	Callon Petroleum Co (a)	72,675	476
Mueller Water Products Inc - Class A	162,959	1,608	Clayton Williams Energy Inc (a)	365	30
NN Inc	5,507	137	Comstock Resources Inc	104,884	1,242
Northwest Pipe Co (a)	15,729	563	Contango Oil & Gas Co (a)	25,432	930
Olympic Steel Inc	13,908	280	Delek US Holdings Inc	79,031	2,678
Rexnord Corp (a)	320,750	9,478	Emerald Oil Inc (a)	18,694	59
RTI International Metals Inc (a)	64,483	1,519	Energy XXI Bermuda Ltd	122,878	945
		$15,540	Escalera Resources Co (a)	684	1
			Forest Oil Corp (a)	49,741	40
Mining - 1.02%			Gastar Exploration Inc (a)	3,023	12
Allied Nevada Gold Corp (a)	44,740	62
			Halcon Resources Corp (a)	88,859	277
A-Mark Precious Metals Inc (a)	2,012	21
			Harvest Natural Resources Inc (a)	59,132	220
Century Aluminum Co (a)	156,335	4,578
			Hercules Offshore Inc (a)	319,680	527
Charles & Colvard Ltd (a)	8,589	25
			Magnum Hunter Resources Corp (a)	5,543	26
Coeur Mining Inc (a)	125,221	463
			Magnum Hunter Resources Corp - Warrants	11,862	—
Globe Specialty Metals Inc	222,035	4,176	(a),(b),(c)
Hecla Mining Co	112,350	245	Matador Resources Co (a)	30,148	732
Horsehead Holding Corp (a)	75,371	1,184
			Midstates Petroleum Co Inc (a)	12,973	38
Kaiser Aluminum Corp	36,634	2,548	North Atlantic Drilling Ltd	16,043	99
Materion Corp	15,226	601	Northern Oil and Gas Inc (a)	75,937	859
Noranda Aluminum Holding Corp	57,970	256	Oasis Petroleum Inc (a)	124,300	3,724
Stillwater Mining Co (a)	133,467	1,752
			Pacific Drilling SA (a)	49,242	358
		$15,911	Parker Drilling Co (a)	310,284	1,378
Miscellaneous Manufacturing - 1.71%			PBF Energy Inc	11,857	309
Actuant Corp	40,230	1,276	PDC Energy Inc (a)	14,329	627
American Railcar Industries Inc	7,006	461	Penn Virginia Corp (a)	149,792	1,284
AO Smith Corp	3,260	174	PetroQuest Energy Inc (a)	3,802	18
Barnes Group Inc	85,821	3,138	Rex Energy Corp (a)	1,200	9
Blount International Inc (a)	30,400	465	Rosetta Resources Inc (a)	20,112	765
Chase Corp	301	11	RSP Permian Inc (a)	4,799	117
CLARCOR Inc	858	57	Sanchez Energy Corp (a)	3,092	53
Core Molding Technologies Inc (a)	9,787	130	SandRidge Energy Inc (a)	38,387	150
Fabrinet (a)	8,097	147	Stone Energy Corp (a)	116,238	2,848
Federal Signal Corp	92,884	1,319	Swift Energy Co (a)	57,822	396
FreightCar America Inc	1,548	51	Triangle Petroleum Corp (a)	64,445	499
GP Strategies Corp (a)	1,357	45	Unit Corp (a)	66,929	3,241
Handy & Harman Ltd (a)	1,249	44	Vaalco Energy Inc (a)	83,495	620
Hillenbrand Inc	325,600	10,839	Vantage Drilling Co (a)	62,697	61
LSB Industries Inc (a)	9,612	361	W&T Offshore Inc	28,162	256
Lydall Inc (a)	21,809	674	Warren Resources Inc (a)	95,992	332
MFRI Inc (a)	8,842	81			$28,078
Myers Industries Inc	20,726	310	Oil & Gas Services - 3.30%
NL Industries Inc	7,880	57	Basic Energy Services Inc (a)	54,832	707
Park-Ohio Holdings Corp	750	40
PMFG Inc (a)	2,306	12	Bristow Group Inc	82,972	6,133
			C&J Energy Services Inc (a)	15,839	305

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)			REITS (continued)
Dawson Geophysical Co	15,730	$267	Apollo Residential Mortgage Inc	31,057		$518
Exterran Holdings Inc	153,458	6,036	Armada Hoffler Properties Inc	8,040		75
Forbes Energy Services Ltd (a)	2,442	7	ARMOUR Residential REIT Inc	64,334		255
Forum Energy Technologies Inc (a)	406,365	11,093	Ashford Hospitality Prime Inc	21,880		379
Gulf Island Fabrication Inc	13,792	292	Ashford Hospitality Trust Inc	10,879		123
Gulfmark Offshore Inc	61,874	1,866	Associated Estates Realty Corp	16,206		316
Helix Energy Solutions Group Inc (a)	258,665	6,891	Aviv REIT Inc	4,104		138
ION Geophysical Corp (a)	133,391	374	Capstead Mortgage Corp	110,808		1,408
Key Energy Services Inc (a)	216,182	657	Chambers Street Properties	40,472		332
McDermott International Inc (a)	252,290	969	Chatham Lodging Trust	5,619		144
Mitcham Industries Inc (a)	16,760	171	Chesapeake Lodging Trust	12,114		400
MRC Global Inc (a)	8,712	183	Colony Financial Inc	20,446		456
Natural Gas Services Group Inc (a)	24,135	621	CorEnergy Infrastructure Trust Inc	9,617		72
Newpark Resources Inc (a)	127,502	1,457	Cousins Properties Inc	47,499		618
PHI Inc (a)	16,306	729	CubeSmart	24,851		523
Pioneer Energy Services Corp (a)	111,809	1,027	CyrusOne Inc	20,315		555
SEACOR Holdings Inc (a)	42,845	3,532	CYS Investments Inc	125,715		1,122
Steel Excel Inc (a)	16,164	493	DCT Industrial Trust Inc	98,869		848
Tesco Corp	50,369	959	DiamondRock Hospitality Co	72,048		1,034
Tetra Technologies Inc (a)	93,186	888	DuPont Fabros Technology Inc	20,664		640
Thermon Group Holdings Inc (a)	230,675	5,622	Dynex Capital Inc	53,001		446
Willbros Group Inc (a)	55,427	325	EastGroup Properties Inc	2,603		179
		$51,604	Education Realty Trust Inc	36,908		415
			EPR Properties	26,821		1,505
Packaging & Containers - 1.73%			Equity One Inc	14,423		346
Berry Plastics Group Inc (a)	33,468	871
Graphic Packaging Holding Co (a)	1,201,917	14,579	Excel Trust Inc	10,286		134
			FelCor Lodging Trust Inc	117,449		1,260
Greif Inc - Class A	4,836	213	First Industrial Realty Trust Inc	18,845		368
Greif Inc - Class B	557	28	First Potomac Realty Trust	16,655		208
Silgan Holdings Inc	230,226	11,318	Franklin Street Properties Corp	20,080		241
UFP Technologies Inc (a)	1,669	37
			Geo Group Inc/The	28,145		1,124
		$27,046	Getty Realty Corp	28,736		534
Pharmaceuticals - 1.48%			Government Properties Income Trust	63,089		1,440
Anacor Pharmaceuticals Inc (a)	4,006	118	Gramercy Property Trust Inc	25,384		159
Anika Therapeutics Inc (a)	7,464	300	Hatteras Financial Corp	16,426		313
BioScrip Inc (a)	54,103	349	Healthcare Realty Trust Inc	22,117		586
Catalent Inc (a)	1,461	38	Hersha Hospitality Trust	1,417,455		10,334
Impax Laboratories Inc (a)	23,069	668	Highwoods Properties Inc	41,986		1,800
Lannett Co Inc (a)	176,247	9,997	Hudson Pacific Properties Inc	8,939		244
Natural Alternatives International Inc (a)	3,359	21	Inland Real Estate Corp	52,274		554
Nektar Therapeutics (a)	9,395	130	Invesco Mortgage Capital Inc	30,557		506
Nutraceutical International Corp (a)	7,372	166	Investors Real Estate Trust	21,624		182
Omega Protein Corp (a)	63,319	915	iStar Financial Inc (a)	14,583		207
Owens & Minor Inc	12,009	400	Kite Realty Group Trust	7,261		188
PharMerica Corp (a)	87,927	2,522	LaSalle Hotel Properties	17,772		697
Prestige Brands Holdings Inc (a)	53,108	1,881	Lexington Realty Trust	34,977		383
Sagent Pharmaceuticals Inc (a)	1,274	40	LTC Properties Inc	17,516		734
SciClone Pharmaceuticals Inc (a)	4,450	34	Mack-Cali Realty Corp	15,089		283
Sucampo Pharmaceuticals Inc (a)	8,302	72	Medical Properties Trust Inc	37,229		502
Targacept Inc (a)	2,212	5	Monmouth Real Estate Investment Corp	9,548		107
VCA Inc (a)	5,115	233	New Residential Investment Corp	84,913		1,052
VWR Corp (a)	232,925	5,199	New York Mortgage Trust Inc	18,952		148
		$23,088	New York REIT Inc	29,979		336
			One Liberty Properties Inc	3,656		84
Real Estate - 0.23%			Parkway Properties Inc/Md	12,175		244
Alexander & Baldwin Inc	38,750	1,552	Pebblebrook Hotel Trust	14,953		637
Altisource Residential Corp	58,600	1,360	Pennsylvania Real Estate Investment Trust	15,360		329
BBX Capital Corp (a)	8,983	165	PennyMac Mortgage Investment Trust	49,756		1,075
California Coastal Communities Inc (a),(b),(c)	9,672	—	Physicians Realty Trust	8,094		124
Forestar Group Inc (a)	10,900	190	Potlatch Corp	16,270		716
Kennedy-Wilson Holdings Inc	10,692	290	PS Business Parks Inc	2,056		173
Stratus Properties Inc (a)	2,638	36	RAIT Financial Trust	14,478		106
		$3,593	Ramco-Gershenson Properties Trust	16,668		291
REITS - 3.44%			Redwood Trust Inc	14,352		270
Acadia Realty Trust	12,388	387	Resource Capital Corp	53,386		282
AG Mortgage Investment Trust Inc	44,456	847	Retail Opportunity Investments Corp	19,486		318
Agree Realty Corp	4,736	145	Rexford Industrial Realty Inc	7,852		121
American Assets Trust Inc	5,081	195	RLJ Lodging Trust	42,834		1,380
American Capital Mortgage Investment Corp	29,831	585	Rouse Properties Inc	6,316		115
American Realty Capital Healthcare Trust Inc	28,815	326	Ryman Hospitality Properties Inc	4,508		223
American Residential Properties Inc (a)	5,472	104	Sabra Health Care REIT Inc	10,660		305
Anworth Mortgage Asset Corp	25,515	132	Select Income REIT	36,233		888
Apollo Commercial Real Estate Finance Inc	66,052	1,086	Silver Bay Realty Trust Corp	6,541		111

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Retail (continued)
Sovran Self Storage Inc	1,274	$108	Roundy's Inc	13,520	$45
STAG Industrial Inc	10,770	263	Ruby Tuesday Inc (a)	133,361	1,024
Starwood Waypoint Residential Trust	6,656	174	Rush Enterprises Inc - Class A (a)	52,768	2,010
Strategic Hotels & Resorts Inc (a)	59,794	768	Rush Enterprises Inc - Class B (a)	11,863	384
Summit Hotel Properties Inc	17,203	200	Ruth's Hospitality Group Inc	22,355	272
Sunstone Hotel Investors Inc	63,736	976	Shoe Carnival Inc	24,039	442
Terreno Realty Corp	5,681	120	Sonic Automotive Inc	11,721	291
UMH Properties Inc	5,041	51	Sonic Corp	44,670	1,127
Universal Health Realty Income Trust	6,194	300	Stage Stores Inc	26,855	453
Urstadt Biddle Properties Inc	2,714	59	Stein Mart Inc	18,948	254
Washington Real Estate Investment Trust	52,473	1,483	Systemax Inc (a)	11,879	182
Western Asset Mortgage Capital Corp	7,057	106	Trans World Entertainment Corp	14,559	48
Whitestone REIT	6,660	100	Tuesday Morning Corp (a)	46,848	955
		$53,778	Vitamin Shoppe Inc (a)	17,612	826
			Wendy's Co/The	376,438	3,019
Retail - 6.73%			West Marine Inc (a)	33,578	330
Abercrombie & Fitch Co	59,658	1,997	World Fuel Services Corp	2,707	112
American Eagle Outfitters Inc	38,122	491	Zumiez Inc (a)	1,256	42
America's Car-Mart Inc/TX (a)	1,997	92
Ascena Retail Group Inc (a)	6,814	85			$105,160
Barnes & Noble Inc (a)	70,408	1,536	Savings & Loans - 1.68%
Big 5 Sporting Goods Corp	1,355	17	Ameriana Bancorp	2,687	46
Biglari Holdings Inc (a)	2,586	903	Astoria Financial Corp	249,400	3,279
BJ's Restaurants Inc (a)	4,109	180	Atlantic Coast Financial Corp (a)	210	1
Bloomin' Brands Inc (a)	266,000	5,030	Banc of California Inc	14,746	173
Bob Evans Farms Inc	3,880	190	Bank Mutual Corp	49,295	325
Books-A-Million Inc (a)	13,331	19	BankFinancial Corp	23,353	279
Brown Shoe Co Inc	13,128	349	Bear State Financial Inc (a)	356	3
Build-A-Bear Workshop Inc (a)	27,481	466	Beneficial Mutual Bancorp Inc (a)	31,127	418
Burlington Stores Inc (a)	898	38	Berkshire Hills Bancorp Inc	31,018	800
Cache Inc (a)	23,972	14	Brookline Bancorp Inc	92,802	890
Cash America International Inc	22,466	1,105	Cape Bancorp Inc	5,980	53
Cato Corp/The	10,989	392	Capitol Federal Financial Inc	234,853	3,008
Children's Place Inc/The	19,633	967	Chicopee Bancorp Inc	1,061	16
Christopher & Banks Corp (a)	15,500	101	Citizens Community Bancorp Inc/WI	2,250	20
Citi Trends Inc (a)	22,006	498	Dime Community Bancshares Inc	22,207	350
Coast Distribution System Inc/The (a)	2,597	8	Eagle Bancorp Montana Inc	111	1
Conn's Inc (a)	308	10	ESB Financial Corp	4,830	91
Cracker Barrel Old Country Store Inc	4,521	522	ESSA Bancorp Inc	9,408	108
Denny's Corp (a)	94,918	818	EverBank Financial Corp	28,786	551
Destination Maternity Corp	7,508	113	First Defiance Financial Corp	13,054	400
Destination XL Group Inc (a)	468	2	First Financial Northwest Inc	17,586	204
DineEquity Inc	15,443	1,374	First Niagara Financial Group Inc	16,610	124
Express Inc (a)	15,613	234	Flagstar Bancorp Inc (a)	16,589	261
Ezcorp Inc (a)	34,901	393	Flushing Financial Corp	51,223	1,031
Finish Line Inc/The	18,383	486	Fox Chase Bancorp Inc	15,669	257
First Cash Financial Services Inc (a)	177,926	10,512	Hampden Bancorp Inc	695	12
Fred's Inc	77,865	1,222	Heritage Financial Group Inc	2,794	59
Frisch's Restaurants Inc	4,600	118	HF Financial Corp	8,101	110
Gaiam Inc (a)	15,945	121	HMN Financial Inc (a)	2,080	27
Genesco Inc (a)	4,307	330	Home Bancorp Inc (a)	3,409	78
GNC Holdings Inc	274,350	11,405	HomeStreet Inc	700	12
Group 1 Automotive Inc	115,835	9,895	HomeTrust Bancshares Inc (a)	7,024	109
Guess? Inc	15,839	352	HopFed Bancorp Inc	3,929	45
Haverty Furniture Cos Inc	25,947	571	Investors Bancorp Inc	60,824	654
hhgregg Inc (a)	10,615	55	LSB Financial Corp/IN	514	22
HSN Inc	153,400	10,135	Magyar Bancorp Inc (a)	400	3
Jack in the Box Inc	119,175	8,466	Meta Financial Group Inc	3,224	121
Kirkland's Inc (a)	4,575	81	MutualFirst Financial Inc	4,937	107
Lithia Motors Inc	3,800	295	Naugatuck Valley Financial Corp (a)	279	2
Luby's Inc (a)	28,408	142	New Hampshire Thrift Bancshares Inc	1,896	30
MarineMax Inc (a)	38,611	740	Northeast Community Bancorp Inc	2,697	19
Men's Wearhouse Inc	212,952	10,016	Northfield Bancorp Inc	39,682	565
Movado Group Inc	30,853	1,090	Northwest Bancshares Inc	161,220	2,069
New York & Co Inc (a)	8,783	29	Ocean Shore Holding Co	2,736	39
Office Depot Inc (a)	234,479	1,224	OceanFirst Financial Corp	4,294	71
Pacific Sunwear of California Inc (a)	78,043	119	Oneida Financial Corp	800	11
Pantry Inc/The (a)	35,495	914	Oritani Financial Corp	12,360	182
PC Connection Inc	38,693	922	Pacific Premier Bancorp Inc (a)	7,200	117
PCM Inc (a)	21,523	208	Provident Financial Holdings Inc	10,567	154
Penske Automotive Group Inc	68,729	3,109	Provident Financial Services Inc	165,557	3,018
Pep Boys-Manny Moe & Jack/The (a)	99,549	949	Prudential Bancorp Inc	6,246	76
Perfumania Holdings Inc (a)	3,407	21	Pulaski Financial Corp	4,791	57
Regis Corp	110,302	1,873	Riverview Bancorp Inc (a)	28,105	114

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Savings & Loans (continued)			Software (continued)
SI Financial Group Inc	1,687	$19	Broadridge Financial Solutions Inc	331,200	$14,550
Simplicity Bancorp Inc	2,832	47	BroadSoft Inc (a)	130,850	2,996
Sterling Bancorp/DE	50,590	711	BSQUARE Corp (a)	81	—
Territorial Bancorp Inc	9,547	205	CommVault Systems Inc (a)	153,900	6,824
TierOne Corp (a),(b),(c)	2,447	—	Compuware Corp	37,524	381
Timberland Bancorp Inc/WA	7,281	77	Concurrent Computer Corp	2,188	16
United Community Financial Corp/OH	25,332	130	CSG Systems International Inc	3,796	101
United Financial Bancorp Inc	26,145	367	Dealertrack Technologies Inc (a)	2,598	122
Washington Federal Inc	168,114	3,670	Digi International Inc (a)	39,712	329
Waterstone Financial Inc	10,357	127	Digital River Inc (a)	43,096	1,102
Wayne Savings Bancshares Inc	1,380	18	Dun & Bradstreet Corp/The	93,225	11,449
Westfield Financial Inc	23,009	163	Ebix Inc	8,961	132
WSFS Financial Corp	1,897	149	Epiq Systems Inc	41,338	663
		$26,255	GSE Systems Inc (a)	3,462	5
			ManTech International Corp/VA	39,925	1,124
Semiconductors - 2.91%			MedAssets Inc (a)	227,733	4,933
Alpha & Omega Semiconductor Ltd (a)	23,298	216
			Paycom Software Inc (a)	1,907	34
Amkor Technology Inc (a)	106,766	724
			Progress Software Corp (a)	9,708	251
ANADIGICS Inc (a)	2,787	2
			PTC Inc (a)	6,780	259
Axcelis Technologies Inc (a)	83,853	183
			Sapiens International Corp NV (a)	4,109	33
AXT Inc (a)	9,695	23
			Seachange International Inc (a)	30,497	206
Brooks Automation Inc	94,713	1,168	SS&C Technologies Holdings Inc (a)	250,850	12,121
Cabot Microelectronics Corp (a)	5,670	273
Cascade Microtech Inc (a)	20,908	225	SYNNEX Corp	92,854	6,424
			Take-Two Interactive Software Inc (a)	22,172	587
CEVA Inc (a)	6,890	112
			Verint Systems Inc (a)	278,644	16,019
Cirrus Logic Inc (a)	46,427	896
Cohu Inc	25,085	256			$82,153
Diodes Inc (a)	20,990	542	Storage & Warehousing - 0.21%
DSP Group Inc (a)	39,162	380	Mobile Mini Inc	69,952	3,066
Emcore Corp (a)	1,615	8	Wesco Aircraft Holdings Inc (a)	9,193	163
Emulex Corp (a)	171,588	972			$3,229
Entegris Inc (a)	11,936	162
Entropic Communications Inc (a)	33,314	83	Supranational Bank - 0.01%
Exar Corp (a)	10,241	98	Banco Latinoamericano de Comercio Exterior	5,930	199
Fairchild Semiconductor International Inc (a)	199,282	3,059	SA
FormFactor Inc (a)	115,982	924
GigOptix Inc (a)	4,322	5	Telecommunications - 1.77%
Ikanos Communications Inc (a)	9,018	4	ADTRAN Inc	6,399	136
Ikanos Communications Inc - Rights (a),(b),(c)	9,018	—	Anixter International Inc	10,022	853
Integrated Device Technology Inc (a)	8,297	136	Atlantic Tele-Network Inc	5,679	382
Integrated Silicon Solution Inc	67,602	918	Aviat Networks Inc (a)	56,757	100
International Rectifier Corp (a)	108,315	4,307	Aware Inc	17,409	75
Intersil Corp	314,220	4,176	Black Box Corp	52,089	1,145
IXYS Corp	31,754	371	Cincinnati Bell Inc (a)	241,870	888
Kulicke & Soffa Industries Inc (a)	123,493	1,781	Clearfield Inc (a)	543	8
Lattice Semiconductor Corp (a)	57,363	385	CommScope Holding Co Inc (a)	394,875	8,506
Microsemi Corp (a)	15,217	397	Communications Systems Inc	8,832	105
MKS Instruments Inc	64,061	2,332	Comtech Telecommunications Corp	26,445	1,006
OmniVision Technologies Inc (a)	149,848	4,013	Consolidated Communications Holdings Inc	4,397	114
Pericom Semiconductor Corp (a)	33,659	368	DigitalGlobe Inc (a)	40,991	1,172
Photronics Inc (a)	127,747	1,149	EarthLink Holdings Corp	210,913	754
PMC-Sierra Inc (a)	23,240	181	Finisar Corp (a)	1,728	29
QLogic Corp (a)	90,577	1,069	General Communication Inc (a)	31,409	368
Richardson Electronics Ltd/United States	19,771	198	Globalstar Inc (a)	46,728	111
Rovi Corp (a)	196,080	4,094	Harmonic Inc (a)	206,538	1,377
Rudolph Technologies Inc (a)	11,717	103	Hawaiian Telcom Holdco Inc (a)	6,117	165
Sigma Designs Inc (a)	53,970	215	HC2 Holdings Inc (a)	1,074	6
Silicon Image Inc (a)	39,182	210	ID Systems Inc (a)	1,586	12
Silicon Laboratories Inc (a)	2,607	119	IDT Corp - Class B	2,883	47
SunEdison Inc (a)	28,212	550	Inteliquent Inc	2,374	40
Tessera Technologies Inc	3,790	115	Intelsat SA (a)	7,426	144
TriQuint Semiconductor Inc (a)	344,389	7,449	Iridium Communications Inc (a)	108,466	1,030
Ultra Clean Holdings Inc (a)	15,329	135	Ixia (a)	17,295	167
Ultratech Inc (a)	3,912	75	KVH Industries Inc (a)	8,268	107
Veeco Instruments Inc (a)	6,810	245	Leap Wireless International Inc - Rights	64,745	163
Xcerra Corp (a)	14,655	124	(a),(b),(c)
		$45,530	Loral Space & Communications Inc (a)	5,437	416
			NeoPhotonics Corp (a)	3,868	13
Software - 5.26%			Netgear Inc (a)	33,215	1,130
Actua Corp (a)	7,478	140
			Novatel Wireless Inc (a)	9,345	27
Acxiom Corp (a)	42,854	807
Audience Inc (a)	1,781	7	NTELOS Holdings Corp	2,777	28
			Oclaro Inc (a)	15,101	24
Avid Technology Inc (a)	48,969	492
Bottomline Technologies de Inc (a)	1,854	46	Oplink Communications Inc	36,787	767
			Optical Cable Corp	8,872	41

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Telecommunications (continued)			Trucking & Leasing (continued)
Orbcomm Inc (a)	70,586	$447	TAL International Group Inc	10,975			$473
Plantronics Inc	1,072	56	Textainer Group Holdings Ltd	2,456			84
Polycom Inc (a)	311,482	4,074	Willis Lease Finance Corp (a)	8,412			192
Preformed Line Products Co	1,084	62					$13,440
Premiere Global Services Inc (a)	8,568	90
RELM Wireless Corp (a)	1,332	7	Water - 0.07%
RF Industries Ltd	300	1	American States Water Co	9,677			346
Shenandoah Telecommunications Co	2,947	87	California Water Service Group	15,161			395
Spok Holdings Inc	25,224	410	Connecticut Water Service Inc	2,720			101
Straight Path Communications Inc (a)	1,189	26	Consolidated Water Co Ltd	14,307			171
Telephone & Data Systems Inc	21,812	559	Middlesex Water Co	1,357			31
Tessco Technologies Inc	3,376	108	SJW Corp	959			31
Vonage Holdings Corp (a)	30,541	106					$1,075
West Corp	3,592	115	TOTAL COMMON STOCKS				$1,501,215
Westell Technologies Inc (a)	34,514	46	INVESTMENT COMPANIES - 4.10%	Shares Held	Value	(000	's)
		$27,650	Publicly Traded Investment Fund - 4.10%
Textiles - 0.17%			BlackRock Liquidity Funds TempFund	30,482,210			30,482
Culp Inc	3,581	68	Portfolio
Dixie Group Inc/The (a)	11,461	90	Goldman Sachs Financial Square Funds -	32,897,865			32,898
G&K Services Inc	22,119	1,395	Money Market Fund
UniFirst Corp/MA	9,699	1,082	JP Morgan Prime Money Market Fund	700,211			700
		$2,635					$64,080
			TOTAL INVESTMENT COMPANIES				$64,080
Toys, Games & Hobbies - 0.01%			Total Investments				$1,565,295
Jakks Pacific Inc (a)	25,395	162
LeapFrog Enterprises Inc (a)	8,019	43	Liabilities in Excess of Other Assets, Net - (0.16)%				$(2,499)
			TOTAL NET ASSETS - 100.00%				$1,562,796
		$205

Transportation - 1.53%
Air Transport Services Group Inc (a)	94,542	773	(a) Non-Income Producing Security
ArcBest Corp	73,092	2,829	(b) Security is Illiquid
Atlas Air Worldwide Holdings Inc (a)	49,124	1,814	(c) Fair value of these investments is determined in good faith by the Manager
Baltic Trading Ltd	26,411	99	under procedures established and periodically reviewed by the Board of
CAI International Inc (a)	6,463	136	Directors. At the end of the period, the fair value of these securities totaled
Celadon Group Inc	129,833	2,526	$295 or 0.02% of net assets.
Con-way Inc	61,931	2,686
Covenant Transportation Group Inc (a)	11,049	229
DHT Holdings Inc	10,525	70	Portfolio Summary (unaudited)
Era Group Inc (a)	37,117	869
			Sector				Percent
GasLog Ltd	6,136	128	Financial				26.53%
Hornbeck Offshore Services Inc (a)	71,743	2,199
			Consumer, Non-cyclical				16.27%
International Shipholding Corp	8,671	174	Industrial				14.22%
Knightsbridge Shipping Ltd	10,051	88	Consumer, Cyclical				13.60%
Marten Transport Ltd	61,332	1,203	Technology				11.02%
Matson Inc	59,030	1,682	Energy				5.49%
Navios Maritime Acquisition Corp	24,428	77	Basic Materials				4.35%
Navios Maritime Holdings Inc	13,504	80	Exchange Traded Funds				4.10%
Nordic American Tankers Ltd	13,295	112	Communications				3.01%
Overseas Shipholding Group Inc - Warrants	34,268	120	Utilities				1.50%
(a),(c)
PAM Transportation Services Inc (a)	10,768	463	Diversified				0.06%
Patriot Transportation Holding Inc (a)	960	41	Government				0.01%
			Liabilities in Excess of Other Assets, Net				(0.16)%
Providence and Worcester Railroad Co	4,798	85	TOTAL NET ASSETS				100.00%
Quality Distribution Inc (a)	34,542	448
Roadrunner Transportation Systems Inc (a)	14,102	290
Safe Bulkers Inc	11,359	61
Saia Inc (a)	19,069	935
Scorpio Bulkers Inc (a)	22,919	112
Scorpio Tankers Inc	37,427	327
Ship Finance International Ltd	26,342	453
Teekay Tankers Ltd	19,292	82
Tidewater Inc	17,774	655
Ultrapetrol Bahamas Ltd (a)	14,867	45
USA Truck Inc (a)	8,609	146
UTI Worldwide Inc (a)	15,563	170
Werner Enterprises Inc	45,151	1,243
XPO Logistics Inc (a)	7,577	303
YRC Worldwide Inc (a)	4,864	104
		$23,857

Trucking & Leasing - 0.86%
AMERCO	12,249	3,321
GATX Corp	91,429	5,797
Greenbrier Cos Inc/The	57,130	3,573

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2014	Long	584	$65,230		$68,386	$3,156
Total						$3,156
Amounts in thousands except contracts

See accompanying notes

Glossary to the Schedule of Investments
October 31, 2014

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD/$	United States Dollar

See accompanying notes

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) Investments	Total From on Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period

BOND & MORTGAGE SECURITIES FUND
Class J shares
2014	$10.86	$0.23	$0.19	$0.42	($0.25)	$–	($0.25)	$11.03
2013	11.16	0.24	(0.31)	(0.07)	(0.23)	–	(0.23)	10.86
2012	10.69	0.28	0.51	0.79	(0.32)	–	(0.32)	11.16
2011	10.63	0.37	0.07	0.44	(0.37)	(0.01)	(0.38)	10.69
2010	9.74	0.40	0.81	1.21	(0.32)	–	(0.32)	10.63
Institutional shares
2014	10.79	0.27	0.20	0.47	(0.30)	–	(0.30)	10.96
2013	11.09	0.28	(0.30)	(0.02)	(0.28)	–	(0.28)	10.79
2012	10.62	0.33	0.51	0.84	(0.37)	–	(0.37)	11.09
2011	10.57	0.41	0.07	0.48	(0.42)	(0.01)	(0.43)	10.62
2010	9.68	0.45	0.82	1.27	(0.38)	–	(0.38)	10.57
R-1 shares
2014	10.79	0.18	0.19	0.37	(0.20)	–	(0.20)	10.96
2013	11.09	0.19	(0.31)	(0.12)	(0.18)	–	(0.18)	10.79
2012	10.62	0.24	0.50	0.74	(0.27)	–	(0.27)	11.09
2011	10.57	0.32	0.07	0.39	(0.33)	(0.01)	(0.34)	10.62
2010	9.68	0.37	0.81	1.18	(0.29)	–	(0.29)	10.57
R-2 shares
2014	10.70	0.19	0.19	0.38	(0.22)	–	(0.22)	10.86
2013	10.99	0.20	(0.29)	(0.09)	(0.20)	–	(0.20)	10.70
2012	10.53	0.25	0.50	0.75	(0.29)	–	(0.29)	10.99
2011	10.48	0.33	0.07	0.40	(0.34)	(0.01)	(0.35)	10.53
2010	9.61	0.38	0.80	1.18	(0.31)	–	(0.31)	10.48
R-3 shares
2014	10.74	0.21	0.19	0.40	(0.24)	–	(0.24)	10.90
2013	11.03	0.22	(0.29)	(0.07)	(0.22)	–	(0.22)	10.74
2012	10.57	0.27	0.50	0.77	(0.31)	–	(0.31)	11.03
2011	10.52	0.35	0.07	0.42	(0.36)	(0.01)	(0.37)	10.57
2010	9.64	0.40	0.80	1.20	(0.32)	–	(0.32)	10.52
R-4 shares
2014	10.92	0.24	0.20	0.44	(0.26)	–	(0.26)	11.10
2013	11.22	0.24	(0.30)	(0.06)	(0.24)	–	(0.24)	10.92
2012	10.74	0.29	0.52	0.81	(0.33)	–	(0.33)	11.22
2011	10.68	0.38	0.07	0.45	(0.38)	(0.01)	(0.39)	10.74
2010	9.78	0.42	0.82	1.24	(0.34)	–	(0.34)	10.68
R-5 shares
2014	10.75	0.24	0.19	0.43	(0.27)	–	(0.27)	10.91
2013	11.04	0.25	(0.29)	(0.04)	(0.25)	–	(0.25)	10.75
2012	10.58	0.30	0.50	0.80	(0.34)	–	(0.34)	11.04
2011	10.53	0.38	0.07	0.45	(0.39)	(0.01)	(0.40)	10.58
2010	9.65	0.43	0.80	1.23	(0.35)	–	(0.35)	10.53

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.95%	(c)	$166,719	0.92%		0.96%	2.11%	204.5%
(0.61	) (c)	173,945	0.94		1.14	2.17	205.6
7.49	(c)	201,223	0.99		1.20	2.60	218.6
4.27	(c)	203,129	0.98		1.12	3.46	265.5
12.71	(c)	209,290	1.08		1.15	3.98	357.4

4.40		3,556,478	0.52	(d)	–	2.49	204.5
(0.20)		1,925,899	0.52	(d)	–	2.58	205.6
8.04		1,828,579	0.53	(d)	–	3.04	218.6
4.67		1,478,603	0.53	(d)	–	3.91	265.5
13.41		1,438,541	0.53	(d)	–	4.53	357.4

3.49		4,667	1.40		–	1.64	204.5
(1.07)		5,969	1.40		–	1.71	205.6
7.10		11,645	1.41		–	2.18	218.6
3.75		11,158	1.41		–	3.03	265.5
12.43		10,669	1.41		–	3.66	357.4

3.57		10,799	1.27		–	1.77	204.5
(0.85)		14,978	1.27		–	1.83	205.6
7.21		19,392	1.28		–	2.32	218.6
3.93		20,576	1.28		–	3.18	265.5
12.46		28,778	1.28		–	3.78	357.4

3.74		27,332	1.09		–	1.95	204.5
(0.67)		32,743	1.09		–	2.01	205.6
7.37		38,896	1.10		–	2.50	218.6
4.10		41,063	1.10		–	3.34	265.5
12.73		41,586	1.10		–	3.97	357.4

4.05		27,091	0.90		–	2.14	204.5
(0.57)		30,315	0.90		–	2.20	205.6
7.64		37,187	0.91		–	2.67	218.6
4.32		32,495	0.91		–	3.53	265.5
12.95		36,175	0.91		–	4.14	357.4

4.06		46,871	0.78		–	2.26	204.5
(0.37)		44,281	0.78		–	2.32	205.6
7.70		70,930	0.79		–	2.79	218.6
4.41		63,753	0.79		–	3.66	265.5
13.06		59,861	0.79		–	4.26	357.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
CORE PLUS BOND FUND I
Institutional shares
2014	$11.21	$0.19	$0.11	$0.30	($0.27)	$–	($0.27)	$11.24
2013	11.75	0.21	(0.24)	(0.03)	(0.35)	(0.16)	(0.51)	11.21
2012	11.10	0.29	0.67	0.96	(0.31)	–	(0.31)	11.75
2011	11.65	0.31	(0.28)	0.03	(0.17)	(0.41)	(0.58)	11.10
2010	11.04	0.25	0.78	1.03	(0.31)	(0.11)	(0.42)	11.65
R-1 shares
2014	11.05	0.09	0.12	0.21	(0.16)	–	(0.16)	11.10
2013	11.61	0.11	(0.25)	(0.14)	(0.26)	(0.16)	(0.42)	11.05
2012	11.00	0.19	0.67	0.86	(0.25)	–	(0.25)	11.61
2011	11.59	0.21	(0.27)	(0.06)	(0.12)	(0.41)	(0.53)	11.00
2010	11.00	0.15	0.77	0.92	(0.22)	(0.11)	(0.33)	11.59
R-2 shares
2014	11.10	0.11	0.11	0.22	(0.18)	–	(0.18)	11.14
2013	11.63	0.12	(0.24)	(0.12)	(0.25)	(0.16)	(0.41)	11.10
2012	11.01	0.21	0.67	0.88	(0.26)	–	(0.26)	11.63
2011	11.60	0.23	(0.28)	(0.05)	(0.13)	(0.41)	(0.54)	11.01
2010	11.00	0.17	0.77	0.94	(0.23)	(0.11)	(0.34)	11.60
R-3 shares
2014	11.14	0.13	0.11	0.24	(0.19)	–	(0.19)	11.19
2013	11.66	0.14	(0.24)	(0.10)	(0.26)	(0.16)	(0.42)	11.14
2012	11.03	0.23	0.67	0.90	(0.27)	–	(0.27)	11.66
2011	11.61	0.25	(0.28)	(0.03)	(0.14)	(0.41)	(0.55)	11.03
2010	11.01	0.19	0.77	0.96	(0.25)	(0.11)	(0.36)	11.61
R-4 shares
2014	11.18	0.15	0.12	0.27	(0.22)	–	(0.22)	11.23
2013	11.73	0.17	(0.25)	(0.08)	(0.31)	(0.16)	(0.47)	11.18
2012	11.09	0.25	0.68	0.93	(0.29)	–	(0.29)	11.73
2011	11.66	0.27	(0.28)	(0.01)	(0.15)	(0.41)	(0.56)	11.09
2010	11.06	0.21	0.76	0.97	(0.26)	(0.11)	(0.37)	11.66
R-5 shares
2014	11.17	0.16	0.11	0.27	(0.23)	–	(0.23)	11.21
2013	11.72	0.18	(0.24)	(0.06)	(0.33)	(0.16)	(0.49)	11.17
2012	11.08	0.26	0.67	0.93	(0.29)	–	(0.29)	11.72
2011	11.64	0.28	(0.27)	0.01	(0.16)	(0.41)	(0.57)	11.08
2010	11.04	0.22	0.77	0.99	(0.28)	(0.11)	(0.39)	11.64

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.75%	$3,430,556	0.56%		1.70%	306.9%
(0.28)	3,236,866	0.56		1.86	254.1
8.93	3,396,895	0.56		2.57	274.5
0.45	2,982,944	0.57		2.81	339.9
9.57	2,869,003	0.58	(b)	2.26	186.8

1.92	2,731	1.44		0.83	306.9
(1.26)	3,303	1.43		0.99	254.1
7.98	3,541	1.44		1.70	274.5
(0.37)	3,165	1.44		1.94	339.9
8.56	3,446	1.45	(b)	1.35	186.8

2.03	4,577	1.31		0.95	306.9
(1.05)	4,551	1.30		1.11	254.1
8.14	5,894	1.31		1.90	274.5
(0.29)	8,343	1.31		2.07	339.9
8.74	8,899	1.32	(b)	1.51	186.8

2.24	11,192	1.13		1.14	306.9
(0.86)	13,012	1.12		1.28	254.1
8.34	20,281	1.13		2.01	274.5
(0.11)	22,367	1.13		2.25	339.9
8.94	24,917	1.14	(b)	1.69	186.8

2.46	6,811	0.94		1.33	306.9
(0.74)	7,955	0.93		1.49	254.1
8.58	13,861	0.94		2.21	274.5
0.08	11,005	0.94		2.44	339.9
9.06	8,217	0.95	(b)	1.87	186.8

2.51	25,383	0.82		1.45	306.9
(0.57)	30,866	0.81		1.63	254.1
8.66	35,517	0.82		2.33	274.5
0.23	27,060	0.82		2.56	339.9
9.21	30,083	0.83	(b)	1.95	186.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2014	$11.67	$0.14	$0.21	$0.35	($0.19)	($0.19)	$11.83	2.98	%(c)
2013	9.77	0.15	1.92	2.07	(0.17)	(0.17)	11.67	21.40	(c)
2012	9.31	0.16	0.41	0.57	(0.11)	(0.11)	9.77	6.23	(c)
2011	9.70	0.15	(0.45)	(0.30)	(0.09)	(0.09)	9.31	(3.16	) (c)
2010	8.59	0.08	1.14	1.22	(0.11)	(0.11)	9.70	14.31	(c)
Institutional shares
2014	11.77	0.19	0.21	0.40	(0.23)	(0.23)	11.94	3.45
2013	9.87	0.20	1.92	2.12	(0.22)	(0.22)	11.77	21.79
2012	9.40	0.21	0.41	0.62	(0.15)	(0.15)	9.87	6.76
2011	9.79	0.20	(0.44)	(0.24)	(0.15)	(0.15)	9.40	(2.61)
2010	8.67	0.13	1.15	1.28	(0.16)	(0.16)	9.79	14.90
R-1 shares
2014	11.70	0.09	0.20	0.29	(0.12)	(0.12)	11.87	2.56	(e)
2013	9.80	0.11	1.91	2.02	(0.12)	(0.12)	11.70	20.82
2012	9.33	0.13	0.40	0.53	(0.06)	(0.06)	9.80	5.81
2011	9.72	0.11	(0.44)	(0.33)	(0.06)	(0.06)	9.33	(3.48)
2010	8.62	0.05	1.15	1.20	(0.10)	(0.10)	9.72	13.95
R-2 shares
2014	11.67	0.09	0.21	0.30	(0.14)	(0.14)	11.83	2.60
2013	9.77	0.12	1.92	2.04	(0.14)	(0.14)	11.67	21.04
2012	9.30	0.14	0.40	0.54	(0.07)	(0.07)	9.77	5.92
2011	9.69	0.12	(0.44)	(0.32)	(0.07)	(0.07)	9.30	(3.39)
2010	8.58	0.06	1.15	1.21	(0.10)	(0.10)	9.69	14.18
R-3 shares
2014	11.72	0.12	0.22	0.34	(0.17)	(0.17)	11.89	2.89
2013	9.83	0.14	1.91	2.05	(0.16)	(0.16)	11.72	21.11
2012	9.35	0.16	0.41	0.57	(0.09)	(0.09)	9.83	6.24
2011	9.75	0.14	(0.45)	(0.31)	(0.09)	(0.09)	9.35	(3.25)
2010	8.64	0.08	1.15	1.23	(0.12)	(0.12)	9.75	14.29
R-4 shares
2014	11.90	0.14	0.22	0.36	(0.19)	(0.19)	12.07	3.05
2013	9.97	0.16	1.95	2.11	(0.18)	(0.18)	11.90	21.44
2012	9.49	0.18	0.41	0.59	(0.11)	(0.11)	9.97	6.35
2011	9.89	0.17	(0.46)	(0.29)	(0.11)	(0.11)	9.49	(3.04)
2010	8.75	0.09	1.18	1.27	(0.13)	(0.13)	9.89	14.63
R-5 shares
2014	11.88	0.16	0.22	0.38	(0.21)	(0.21)	12.05	3.18
2013	9.96	0.17	1.94	2.11	(0.19)	(0.19)	11.88	21.51
2012	9.48	0.19	0.41	0.60	(0.12)	(0.12)	9.96	6.50
2011	9.88	0.18	(0.46)	(0.28)	(0.12)	(0.12)	9.48	(2.90)
2010	8.67	0.11	1.24	1.35	(0.14)	(0.14)	9.88	15.71	(f)

See accompanying notes

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

			Ratio of Net
	Ratio of Expenses	Ratio of Gross	Investment Income
Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

$200,044	1.26%	1.30%	1.16%	67.0%
204,288	1.30	1.50	1.43	76.9
183,831	1.40	1.59	1.76	74.2
194,184	1.38	1.52	1.52	75.7	(d)
179,226	1.51	1.58	0.86	105.9

4,849,850	0.85	–	1.58	67.0
4,208,838	0.87	0.87	1.89	76.9
2,833,609	0.89	0.89	2.25	74.2
2,101,900	0.91	0.91	1.95	75.7	(d)
1,087,289	0.92	0.92	1.49	105.9

6,020	1.73	–	0.72	67.0
7,021	1.74	–	0.99	76.9
7,944	1.76	–	1.42	74.2
8,504	1.79	–	1.11	75.7	(d)
9,424	1.79	–	0.60	105.9

9,816	1.60	–	0.79	67.0
12,328	1.61	–	1.13	76.9
13,572	1.63	–	1.54	74.2
15,277	1.66	–	1.25	75.7	(d)
19,385	1.66	–	0.70	105.9

50,493	1.42	–	1.00	67.0
56,229	1.43	–	1.30	76.9
53,185	1.45	–	1.70	74.2
61,344	1.48	–	1.44	75.7	(d)
67,216	1.48	–	0.88	105.9

41,798	1.23	–	1.17	67.0
51,609	1.24	–	1.51	76.9
41,896	1.26	–	1.91	74.2
43,879	1.29	–	1.63	75.7	(d)
49,117	1.29	–	1.05	105.9

79,982	1.11	–	1.33	67.0
81,793	1.12	–	1.60	76.9
80,363	1.14	–	2.00	74.2
80,613	1.17	–	1.75	75.7	(d)
76,608	1.17	–	1.18	105.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(f)	In March, 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
EQUITY INCOME FUND
Institutional shares
2014		$23.17	$0.65	$3.04	$3.69	($0.56)	($0.56)	$26.30	16.08%
2013		19.49	0.64	3.65	4.29	(0.61)	(0.61)	23.17	22.39
2012		17.59	0.58	1.87	2.45	(0.55)	(0.55)	19.49	14.10
2011		16.93	0.56	0.64	1.20	(0.54)	(0.54)	17.59	7.15
2010		14.40	0.50	2.49	2.99	(0.46)	(0.46)	16.93	21.03
R-1 shares
2014		23.06	0.45	3.00	3.45	(0.34)	(0.34)	26.17	15.06
2013		19.40	0.45	3.64	4.09	(0.43)	(0.43)	23.06	21.36
2012		17.52	0.42	1.86	2.28	(0.40)	(0.40)	19.40	13.09
2011		16.89	0.39	0.66	1.05	(0.42)	(0.42)	17.52	6.23
2010	(b)	15.52	0.23	1.40	1.63	(0.26)	(0.26)	16.89	10.62	(c)
R-2 shares
2014		23.13	0.47	3.04	3.51	(0.38)	(0.38)	26.26	15.25
2013		19.46	0.48	3.65	4.13	(0.46)	(0.46)	23.13	21.48
2012		17.57	0.43	1.89	2.32	(0.43)	(0.43)	19.46	13.29
2011		16.89	0.41	0.66	1.07	(0.39)	(0.39)	17.57	6.39
2010	(b)	15.52	0.21	1.43	1.64	(0.27)	(0.27)	16.89	10.67	(c)
R-3 shares
2014		23.07	0.51	3.03	3.54	(0.42)	(0.42)	26.19	15.47
2013		19.41	0.51	3.65	4.16	(0.50)	(0.50)	23.07	21.72
2012		17.53	0.46	1.88	2.34	(0.46)	(0.46)	19.41	13.45
2011		16.89	0.45	0.64	1.09	(0.45)	(0.45)	17.53	6.53
2010	(b)	15.52	0.25	1.40	1.65	(0.28)	(0.28)	16.89	10.81	(c)
R-4 shares
2014		23.12	0.56	3.03	3.59	(0.47)	(0.47)	26.24	15.64
2013		19.45	0.55	3.66	4.21	(0.54)	(0.54)	23.12	21.94
2012		17.56	0.49	1.89	2.38	(0.49)	(0.49)	19.45	13.70
2011		16.92	0.46	0.66	1.12	(0.48)	(0.48)	17.56	6.70
2010	(b)	15.52	0.20	1.49	1.69	(0.29)	(0.29)	16.92	11.03	(c)
R-5 shares
2014		23.15	0.59	3.04	3.63	(0.50)	(0.50)	26.28	15.81
2013		19.47	0.59	3.65	4.24	(0.56)	(0.56)	23.15	22.11
2012		17.58	0.51	1.89	2.40	(0.51)	(0.51)	19.47	13.81
2011		16.93	0.50	0.65	1.15	(0.50)	(0.50)	17.58	6.86
2010	(b)	15.52	0.15	1.55	1.70	(0.29)	(0.29)	16.93	11.11	(c)

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

			Ratio of Net
	Ratio of Expenses		Investment Income
Net Assets, End of	to Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$4,325,786	0.52%		2.63%		14.5%
3,791,024	0.52		2.99		16.4
3,105,517	0.52		3.09		23.5
2,527,743	0.52		3.20		16.6
1,828,045	0.52		3.16		22.1

3,135	1.39		1.81		14.5
3,661	1.39		2.11		16.4
2,790	1.39		2.24		23.5
2,495	1.39		2.24		16.6
374	1.42	(d)	2.13	(d)	22.1	(d)

7,068	1.26		1.90		14.5
8,608	1.26		2.27		16.4
7,317	1.26		2.29		23.5
3,313	1.26		2.33		16.6
371	1.29	(d)	1.92	(d)	22.1	(d)

80,594	1.08		2.06		14.5
72,261	1.08		2.39		16.4
44,323	1.08		2.47		23.5
22,727	1.08		2.56		16.6
3,815	1.11	(d)	2.39	(d)	22.1	(d)

54,861	0.89		2.26		14.5
50,967	0.89		2.59		16.4
31,695	0.89		2.61		23.5
11,013	0.89		2.65		16.6
750	0.92	(d)	1.87	(d)	22.1	(d)

168,487	0.77		2.37		14.5
142,322	0.77		2.73		16.4
106,715	0.77		2.71		23.5
27,719	0.77		2.87		16.6
5,904	0.80	(d)	1.37	(d)	22.1	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2010, date operations commenced, through October 31, 2010.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2014	$14.19	$0.67	$0.51	$1.18	($0.66)	$–	($0.66)	$14.71
2013	14.10	0.71	0.21	0.92	(0.71)	(0.12)	(0.83)	14.19
2012	12.94	0.81	1.15	1.96	(0.76)	(0.04)	(0.80)	14.10
2011	13.31	0.83	(0.35)	0.48	(0.74)	(0.11)	(0.85)	12.94
2010	12.72	0.77	1.67	2.44	(0.80)	(1.05)	(1.85)	13.31
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2014	8.79	0.14	0.80	0.94	(0.19)	(0.28)	(0.47)	9.26
2013	8.25	0.16	0.99	1.15	(0.46)	(0.15)	(0.61)	8.79
2012	7.07	0.15	1.21	1.36	(0.18)	–	(0.18)	8.25
2011	7.18	0.12	(0.07)	0.05	(0.12)	(0.04)	(0.16)	7.07
2010	5.67	0.13	1.66	1.79	(0.28)	–	(0.28)	7.18

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Expenses to
					Average Net Assets
					(Excluding
					Dividends and		Ratio of Net
			Ratio of Expenses		Interest Expense on		Investment Income
		Net Assets, End of	to Average Net		Shorts and Short Sale		to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Assets	Turnover Rate

8.47%		$1,383,778	0.86%		0.77	%(b)	4.59%	83.4%
6.75		876,282	0.83	(c)	0.78	(b)	5.02	79.0
15.67		751,759	0.80	(c)	–		6.01	50.8
3.61		553,989	0.81	(c)	–		6.27	47.6
21.42		224,071	0.87	(c)	–		6.13	75.5

11.46		2,076,053	0.90	(c)	N/A		1.57	29.3
14.49		1,470,065	0.92	(c)	N/A		1.86	52.4
19.67		1,077,821	0.93	(c)	N/A		1.92	87.9
0.74		246,174	0.95	(c)	N/A		1.67	78.8
32.52	(d)	9	0.95	(c)	N/A		2.23	194.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(c)	Reflects Manager's contractual expense limit.
(d)	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2014	$10.99	$0.23	$0.13	$0.36	($0.30)	($0.30)	$11.05	3.37%	(c)
2013	11.38	0.23	(0.31)	(0.08)	(0.31)	(0.31)	10.99	(0.75	) (c)
2012	11.28	0.29	0.19	0.48	(0.38)	(0.38)	11.38	4.28	(c)
2011	11.30	0.35	0.02	0.37	(0.39)	(0.39)	11.28	3.40	(c)
2010	10.90	0.40	0.43	0.83	(0.43)	(0.43)	11.30	7.73	(c)
Institutional shares
2014	10.98	0.27	0.14	0.41	(0.35)	(0.35)	11.04	3.77
2013	11.37	0.27	(0.31)	(0.04)	(0.35)	(0.35)	10.98	(0.33)
2012	11.27	0.34	0.19	0.53	(0.43)	(0.43)	11.37	4.80
2011	11.29	0.40	0.03	0.43	(0.45)	(0.45)	11.27	3.91
2010	10.90	0.46	0.41	0.87	(0.48)	(0.48)	11.29	8.16
R-1 shares
2014	10.99	0.19	0.12	0.31	(0.26)	(0.26)	11.04	2.86
2013	11.38	0.19	(0.31)	(0.12)	(0.27)	(0.27)	10.99	(1.10)
2012	11.27	0.26	0.19	0.45	(0.34)	(0.34)	11.38	4.07
2011	11.29	0.32	0.02	0.34	(0.36)	(0.36)	11.27	3.11
2010	10.90	0.37	0.41	0.78	(0.39)	(0.39)	11.29	7.32
R-2 shares
2014	10.99	0.20	0.12	0.32	(0.27)	(0.27)	11.04	3.00
2013	11.38	0.20	(0.31)	(0.11)	(0.28)	(0.28)	10.99	(0.97)
2012	11.27	0.27	0.20	0.47	(0.36)	(0.36)	11.38	4.21
2011	11.29	0.33	0.03	0.36	(0.38)	(0.38)	11.27	3.24
2010	10.90	0.39	0.41	0.80	(0.41)	(0.41)	11.29	7.46
R-3 shares
2014	10.99	0.22	0.12	0.34	(0.29)	(0.29)	11.04	3.18
2013	11.38	0.22	(0.31)	(0.09)	(0.30)	(0.30)	10.99	(0.80)
2012	11.27	0.29	0.20	0.49	(0.38)	(0.38)	11.38	4.40
2011	11.29	0.35	0.03	0.38	(0.40)	(0.40)	11.27	3.43
2010	10.90	0.40	0.42	0.82	(0.43)	(0.43)	11.29	7.66
R-4 shares
2014	10.99	0.24	0.13	0.37	(0.32)	(0.32)	11.04	3.38
2013	11.38	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.99	(0.61)
2012	11.27	0.31	0.20	0.51	(0.40)	(0.40)	11.38	4.59
2011	11.29	0.37	0.03	0.40	(0.42)	(0.42)	11.27	3.62
2010	10.90	0.42	0.42	0.84	(0.45)	(0.45)	11.29	7.86
R-5 shares
2014	11.00	0.26	0.12	0.38	(0.33)	(0.33)	11.05	3.50
2013	11.39	0.26	(0.32)	(0.06)	(0.33)	(0.33)	11.00	(0.49)
2012	11.28	0.32	0.20	0.52	(0.41)	(0.41)	11.39	4.72
2011	11.30	0.38	0.03	0.41	(0.43)	(0.43)	11.28	3.74
2010	10.90	0.44	0.42	0.86	(0.46)	(0.46)	11.30	8.08

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

$135,736	0.89%		0.93%	2.12%	32.8%
144,809	0.94		1.14	2.02	41.1
156,522	1.00		1.23	2.53	52.8
123,734	1.00		1.16	3.11	104.7
112,730	1.00		1.20	3.63	51.2

1,086,207	0.51		–	2.50	32.8
1,098,217	0.51		–	2.45	41.1
1,044,466	0.51		–	3.04	52.8
1,020,836	0.51		–	3.60	104.7
980,476	0.51		–	4.13	51.2

2,480	1.29	(d)	–	1.72	32.8
3,151	1.29	(d)	–	1.67	41.1
3,722	1.29	(d)	–	2.25	52.8
3,517	1.29	(d)	–	2.84	104.7
4,485	1.29	(d)	–	3.33	51.2

4,914	1.16	(d)	–	1.85	32.8
5,207	1.16	(d)	–	1.80	41.1
6,464	1.16	(d)	–	2.39	52.8
7,276	1.16	(d)	–	2.96	104.7
8,002	1.16	(d)	–	3.48	51.2

16,350	0.98	(d)	–	2.03	32.8
17,952	0.98	(d)	–	1.98	41.1
21,930	0.98	(d)	–	2.56	52.8
20,798	0.98	(d)	–	3.13	104.7
20,070	0.98	(d)	–	3.63	51.2

10,900	0.79	(d)	–	2.22	32.8
10,708	0.79	(d)	–	2.17	41.1
11,093	0.79	(d)	–	2.75	52.8
9,295	0.79	(d)	–	3.31	104.7
7,364	0.79	(d)	–	3.82	51.2

20,405	0.67	(d)	–	2.34	32.8
19,242	0.67	(d)	–	2.29	41.1
21,996	0.67	(d)	–	2.87	52.8
17,909	0.67	(d)	–	3.44	104.7
15,243	0.67	(d)	–	3.95	51.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
HIGH YIELD FUND
Institutional shares
2014	$7.90	$0.46	($0.04)	$0.42	($0.49)	($0.16)	($0.65)	$7.67
2013	7.80	0.51	0.20	0.71	(0.54)	(0.07)	(0.61)	7.90
2012	7.69	0.55	0.39	0.94	(0.57)	(0.26)	(0.83)	7.80
2011	8.15	0.63	(0.28)	0.35	(0.66)	(0.15)	(0.81)	7.69
2010	7.59	0.68	0.57	1.25	(0.69)	–	(0.69)	8.15
HIGH YIELD FUND I
Institutional shares
2014	10.76	0.58	(0.06)	0.52	(0.58)	(0.21)	(0.79)	10.49
2013	11.37	0.65	0.27	0.92	(1.22)	(0.31)	(1.53)	10.76
2012	11.05	0.73	0.54	1.27	(0.73)	(0.22)	(0.95)	11.37
2011	11.64	0.83	(0.42)	0.41	(0.85)	(0.15)	(1.00)	11.05
2010	10.67	0.94	1.00	1.94	(0.97)	–	(0.97)	11.64

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

					Ratio of Net
		Ratio of Expenses	Ratio of Gross		Investment Income
	Net Assets, End of	to Average Net	Expenses to Average		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Net Assets		Assets	Turnover Rate

5.58%	$992,990	0.59%	0.59	%(b)	5.84%	51.7%
9.31	919,683	0.58	0.59	(b)	6.52	69.6
13.17	721,892	0.56	0.59	(b)	7.19	82.6
4.45	744,655	0.56	0.57	(b)	7.91	82.8
17.23	975,311	0.56	0.57	(b)	8.64	77.8

4.99	1,789,770	0.64	–		5.44	43.2
8.72	1,495,205	0.65	–		6.00	67.0
12.65	1,189,513	0.65	–		6.75	75.0
3.87	1,633,132	0.65	–		7.50	67.4
19.54	1,276,786	0.65	–		8.77	100.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
INCOME FUND
Class J shares
2014		$9.67	$0.31	$0.14	$0.45	($0.34)	($0.34)	$9.78	4.73%	(c)
2013		10.00	0.33	(0.30)	0.03	(0.36)	(0.36)	9.67	0.29	(c)
2012		9.57	0.39	0.45	0.84	(0.41)	(0.41)	10.00	9.03	(c)
2011		9.67	0.43	(0.06)	0.37	(0.47)	(0.47)	9.57	3.91	(c)
2010		9.28	0.48	0.41	0.89	(0.50)	(0.50)	9.67	9.91	(c)
Institutional shares
2014		9.67	0.35	0.14	0.49	(0.38)	(0.38)	9.78	5.13
2013		10.00	0.37	(0.30)	0.07	(0.40)	(0.40)	9.67	0.74
2012		9.57	0.44	0.46	0.90	(0.47)	(0.47)	10.00	9.62
2011		9.68	0.49	(0.08)	0.41	(0.52)	(0.52)	9.57	4.41
2010		9.28	0.54	0.42	0.96	(0.56)	(0.56)	9.68	10.65
R-1 shares
2014		9.68	0.26	0.14	0.40	(0.29)	(0.29)	9.79	4.22
2013		10.00	0.29	(0.29)	–	(0.32)	(0.32)	9.68	(0.02)
2012		9.57	0.36	0.45	0.81	(0.38)	(0.38)	10.00	8.68
2011		9.68	0.40	(0.07)	0.33	(0.44)	(0.44)	9.57	3.51
2010	(d)	9.27	0.30	0.40	0.70	(0.29)	(0.29)	9.68	7.68	(e)
R-2 shares
2014		9.68	0.28	0.14	0.42	(0.31)	(0.31)	9.79	4.35
2013		10.01	0.30	(0.30)	–	(0.33)	(0.33)	9.68	0.00
2012		9.58	0.37	0.46	0.83	(0.40)	(0.40)	10.01	8.81
2011		9.67	0.42	(0.06)	0.36	(0.45)	(0.45)	9.58	3.85
2010	(d)	9.27	0.30	0.40	0.70	(0.30)	(0.30)	9.67	7.67	(e)
R-3 shares
2014		9.69	0.30	0.13	0.43	(0.32)	(0.32)	9.80	4.54
2013		10.01	0.32	(0.29)	0.03	(0.35)	(0.35)	9.69	0.28
2012		9.58	0.39	0.45	0.84	(0.41)	(0.41)	10.01	9.00
2011		9.68	0.43	(0.06)	0.37	(0.47)	(0.47)	9.58	3.93
2010	(d)	9.27	0.31	0.41	0.72	(0.31)	(0.31)	9.68	7.91	(e)
R-4 shares
2014		9.68	0.32	0.13	0.45	(0.34)	(0.34)	9.79	4.74
2013		10.01	0.34	(0.30)	0.04	(0.37)	(0.37)	9.68	0.37
2012		9.58	0.41	0.45	0.86	(0.43)	(0.43)	10.01	9.21
2011		9.68	0.45	(0.06)	0.39	(0.49)	(0.49)	9.58	4.13
2010	(d)	9.27	0.32	0.41	0.73	(0.32)	(0.32)	9.68	8.04	(e)
R-5 shares
2014		9.67	0.33	0.13	0.46	(0.35)	(0.35)	9.78	4.87
2013		10.00	0.35	(0.30)	0.05	(0.38)	(0.38)	9.67	0.50
2012		9.57	0.42	0.45	0.87	(0.44)	(0.44)	10.00	9.35
2011		9.67	0.46	(0.06)	0.40	(0.50)	(0.50)	9.57	4.26
2010	(d)	9.27	0.35	0.38	0.73	(0.33)	(0.33)	9.67	8.03	(e)

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$93,304	0.89%		0.93%	3.23%		11.3%
88,170	0.96		1.16	3.36		20.7
90,263	1.06		1.25	4.02		14.1
58,259	1.10		1.29	4.54		16.9
36,124	1.10		1.75	5.02		13.1

2,288,675	0.50		–	3.61		11.3
1,907,327	0.50		–	3.82		20.7
1,763,464	0.51		–	4.56		14.1
1,157,481	0.52		–	5.13		16.9
930,550	0.52		–	5.69		13.1

10,308	1.37		–	2.71		11.3
5,593	1.37		–	2.94		20.7
1,084	1.38		–	3.69		14.1
415	1.38		–	4.14		16.9
18	1.40	(f)	–	4.69	(f)	13.1	(f)

2,267	1.24		–	2.85		11.3
1,208	1.24		–	3.07		20.7
1,157	1.25		–	3.77		14.1
291	1.25		–	4.37		16.9
172	1.27	(f)	–	4.71	(f)	13.1	(f)

24,899	1.06		–	3.05		11.3
21,640	1.06		–	3.25		20.7
16,508	1.07		–	4.01		14.1
8,180	1.07		–	4.52		16.9
1,472	1.09	(f)	–	4.95	(f)	13.1	(f)

21,679	0.87		–	3.23		11.3
15,785	0.87		–	3.45		20.7
8,155	0.88		–	4.17		14.1
2,835	0.88		–	4.74		16.9
1,361	0.90	(f)	–	5.03	(f)	13.1	(f)

33,814	0.75		–	3.36		11.3
15,858	0.75		–	3.56		20.7
13,785	0.76		–	4.31		14.1
10,322	0.76		–	4.80		16.9
393	0.78	(f)	–	5.43	(f)	13.1	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Period from March 1, 2010, date operations commenced, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INFLATION PROTECTION FUND
Class J shares
2014	$8.55	$0.03	$0.04	$0.07	$–	($0.16)	($0.16)	$8.46
2013	9.15	0.02	(0.61)	(0.59)	(0.01)	–	(0.01)	8.55
2012	8.56	0.02	0.58	0.60	(0.01)	–	(0.01)	9.15
2011	8.17	0.20	0.39	0.59	(0.20)	–	(0.20)	8.56
2010	7.51	0.10	0.67	0.77	(0.11)	–	(0.11)	8.17
Institutional shares
2014	8.69	0.11	0.02	0.13	–	(0.16)	(0.16)	8.66
2013	9.29	0.07	(0.62)	(0.55)	(0.05)	–	(0.05)	8.69
2012	8.65	0.09	0.58	0.67	(0.03)	–	(0.03)	9.29
2011	8.24	0.28	0.38	0.66	(0.25)	–	(0.25)	8.65
2010	7.57	0.16	0.67	0.83	(0.16)	–	(0.16)	8.24
R-1 shares
2014	8.46	0.02	0.03	0.05	–	(0.16)	(0.16)	8.35
2013	9.09	(0.02)	(0.60)	(0.62)	(0.01)	–	(0.01)	8.46
2012	8.51	0.02	0.57	0.59	(0.01)	–	(0.01)	9.09
2011	8.13	0.19	0.38	0.57	(0.19)	–	(0.19)	8.51
2010	7.48	0.09	0.67	0.76	(0.11)	–	(0.11)	8.13
R-2 shares
2014	8.49	0.03	0.03	0.06	–	(0.16)	(0.16)	8.39
2013	9.11	–	(0.61)	(0.61)	(0.01)	–	(0.01)	8.49
2012	8.52	0.03	0.57	0.60	(0.01)	–	(0.01)	9.11
2011	8.13	0.20	0.39	0.59	(0.20)	–	(0.20)	8.52
2010	7.48	0.10	0.66	0.76	(0.11)	–	(0.11)	8.13
R-3 shares
2014	8.54	0.04	0.04	0.08	–	(0.16)	(0.16)	8.46
2013	9.16	0.02	(0.62)	(0.60)	(0.02)	–	(0.02)	8.54
2012	8.55	0.04	0.58	0.62	(0.01)	–	(0.01)	9.16
2011	8.16	0.22	0.38	0.60	(0.21)	–	(0.21)	8.55
2010	7.50	0.12	0.66	0.78	(0.12)	–	(0.12)	8.16
R-4 shares
2014	8.58	0.07	0.03	0.10	–	(0.16)	(0.16)	8.52
2013	9.20	0.04	(0.63)	(0.59)	(0.03)	–	(0.03)	8.58
2012	8.58	0.08	0.55	0.63	(0.01)	–	(0.01)	9.20
2011	8.18	0.27	0.35	0.62	(0.22)	–	(0.22)	8.58
2010	7.52	0.13	0.67	0.80	(0.14)	–	(0.14)	8.18
R-5 shares
2014	8.62	0.16	(0.05)	0.11	–	(0.16)	(0.16)	8.57
2013	9.24	0.06	(0.65)	(0.59)	(0.03)	–	(0.03)	8.62
2012	8.61	0.07	0.58	0.65	(0.02)	–	(0.02)	9.24
2011	8.21	0.25	0.38	0.63	(0.23)	–	(0.23)	8.61
2010	7.54	0.14	0.67	0.81	(0.14)	–	(0.14)	8.21

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.85% (c)	$8,692	1.11%	1.15%	0.40%	101.6%
(6.45) (c)	9,894	0.86	1.06	0.25	100.9
7.00 (c)	15,135	1.15	1.52	0.25	152.9
7.42 (c)	13,502	1.10	1.24	2.51	131.9
10.40 (c)	7,613	1.15	1.33	1.31	85.3

1.54	1,023,698	0.40	–	1.29	101.6
(6.00)	773,261	0.40	–	0.79	100.9
7.78	740,023	0.40	–	1.04	152.9
8.19	720,534	0.40	–	3.37	131.9
11.10	550,781	0.41	–	2.04	85.3

0.62	905	1.28	–	0.28	101.6
(6.83)	910	1.28	–	(0.21)	100.9
6.89	1,821	1.28	–	0.19	152.9
7.23	1,315	1.28	–	2.39	131.9
10.20	660	1.29	–	1.16	85.3

0.73	577	1.15	–	0.34	101.6
(6.73)	752	1.15	–	0.01	100.9
7.01	1,263	1.15	–	0.35	152.9
7.46	1,063	1.15	–	2.50	131.9
10.30	1,078	1.16	–	1.26	85.3

0.97	5,784	0.97	–	0.50	101.6
(6.54)	6,353	0.97	–	0.22	100.9
7.24	5,447	0.97	–	0.47	152.9
7.57	4,487	0.97	–	2.74	131.9
10.56	2,759	0.98	–	1.49	85.3

1.20	2,036	0.78	–	0.83	101.6
(6.42)	1,655	0.78	–	0.47	100.9
7.38	1,995	0.78	–	0.88	152.9
7.83	837	0.78	–	3.36	131.9
10.70	896	0.79	–	1.67	85.3

1.31	3,790	0.66	–	1.82	101.6
(6.37)	2,516	0.66	–	0.71	100.9
7.55	4,539	0.66	–	0.81	152.9
7.90	2,309	0.66	–	3.06	131.9
10.91	1,230	0.67	–	1.73	85.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2014	$24.25	$0.20	($0.22)	($0.02)	($0.09)	($0.09)	$24.14	(0.09)%	(c)
2013	23.69	0.21	0.62	0.83	(0.27)	(0.27)	24.25	3.49	(c)
2012	22.96	0.22	0.72	0.94	(0.21)	(0.21)	23.69	4.18	(c)
2011	24.82	0.26	(2.09)	(1.83)	(0.03)	(0.03)	22.96	(7.40	) (c)
2010	20.05	0.07	4.78	4.85	(0.08)	(0.08)	24.82	24.23	(c)
Institutional shares
2014	25.01	0.32	(0.24)	0.08	(0.21)	(0.21)	24.88	0.33
2013	24.42	0.33	0.64	0.97	(0.38)	(0.38)	25.01	3.96
2012	23.67	0.34	0.73	1.07	(0.32)	(0.32)	24.42	4.67
2011	25.60	0.39	(2.16)	(1.77)	(0.16)	(0.16)	23.67	(7.00)
2010	20.66	0.21	4.92	5.13	(0.19)	(0.19)	25.60	24.94
R-1 shares
2014	24.79	0.09	(0.22)	(0.13)	–	–	24.66	(0.52)
2013	24.20	0.11	0.64	0.75	(0.16)	(0.16)	24.79	3.09
2012	23.37	0.13	0.75	0.88	(0.05)	(0.05)	24.20	3.77
2011	25.35	0.14	(2.12)	(1.98)	–	–	23.37	(7.81)
2010	20.51	0.02	4.87	4.89	(0.05)	(0.05)	25.35	23.87
R-2 shares
2014	24.63	0.12	(0.22)	(0.10)	(0.01)	(0.01)	24.52	(0.41)
2013	24.03	0.13	0.65	0.78	(0.18)	(0.18)	24.63	3.21
2012	23.26	0.16	0.74	0.90	(0.13)	(0.13)	24.03	3.93
2011	25.20	0.17	(2.11)	(1.94)	–	–	23.26	(7.70)
2010	20.37	0.03	4.86	4.89	(0.06)	(0.06)	25.20	24.02
R-3 shares
2014	24.74	0.17	(0.23)	(0.06)	–	–	24.68	(0.24)
2013	24.15	0.19	0.64	0.83	(0.24)	(0.24)	24.74	3.42
2012	23.38	0.22	0.72	0.94	(0.17)	(0.17)	24.15	4.08
2011	25.31	0.23	(2.13)	(1.90)	(0.03)	(0.03)	23.38	(7.52)
2010	20.46	0.08	4.87	4.95	(0.10)	(0.10)	25.31	24.26
R-4 shares
2014	24.93	0.20	(0.21)	(0.01)	(0.10)	(0.10)	24.82	(0.01)
2013	24.35	0.24	0.64	0.88	(0.30)	(0.30)	24.93	3.57
2012	23.59	0.25	0.74	0.99	(0.23)	(0.23)	24.35	4.28
2011	25.52	0.28	(2.14)	(1.86)	(0.07)	(0.07)	23.59	(7.33)
2010	20.62	0.12	4.91	5.03	(0.13)	(0.13)	25.52	24.48
R-5 shares
2014	25.02	0.24	(0.22)	0.02	(0.15)	(0.15)	24.89	0.08
2013	24.43	0.27	0.65	0.92	(0.33)	(0.33)	25.02	3.73
2012	23.67	0.29	0.72	1.01	(0.25)	(0.25)	24.43	4.41
2011	25.60	0.32	(2.15)	(1.83)	(0.10)	(0.10)	23.67	(7.21)
2010	20.67	0.15	4.93	5.08	(0.15)	(0.15)	25.60	24.65

See accompanying notes

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

			Ratio of Net
	Ratio of Expenses	Ratio of Gross	Investment Income
Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

$129,223	1.65%	1.69%	0.83%	114.7%
146,376	1.69	1.89	0.85	117.2
164,299	1.72	1.91	0.96	104.8
170,695	1.71	1.85	1.03	88.4
205,507	1.83	1.90	0.32	102.1

1,752,175	1.23	–	1.30	114.7
1,537,280	1.24	1.24	1.35	117.2
1,219,393	1.25	1.25	1.45	104.8
1,042,690	1.27	1.27	1.51	88.4
1,048,491	1.28	1.28	0.91	102.1

3,490	2.10	–	0.38	114.7
4,467	2.11	–	0.43	117.2
5,362	2.11	–	0.56	104.8
6,019	2.13	–	0.56	88.4
10,335	2.14	–	0.07	102.1

5,878	1.97	–	0.50	114.7
6,610	1.98	–	0.53	117.2
9,010	1.98	–	0.69	104.8
10,638	2.00	–	0.67	88.4
13,900	2.01	–	0.15	102.1

14,835	1.79	–	0.68	114.7
19,344	1.80	–	0.77	117.2
37,931	1.80	–	0.94	104.8
32,869	1.82	–	0.89	88.4
42,741	1.83	–	0.38	102.1

14,415	1.60	–	0.84	114.7
20,951	1.61	–	0.98	117.2
21,453	1.61	–	1.05	104.8
24,222	1.63	–	1.08	88.4
31,507	1.64	–	0.54	102.1

29,903	1.48	–	0.97	114.7
33,812	1.49	–	1.08	117.2
37,421	1.49	–	1.21	104.8
33,187	1.51	–	1.25	88.4
37,391	1.52	–	0.65	102.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
INTERNATIONAL FUND I
Institutional shares
2014	$13.05	$0.23	$0.58	$0.81	($0.21)	($0.21)	$13.65	6.45	%(c)
2013	10.79	0.15	2.32	2.47	(0.21)	(0.21)	13.05	23.23
2012	10.31	0.20	0.45	0.65	(0.17)	(0.17)	10.79	6.53
2011	11.32	0.15	(0.99)	(0.84)	(0.17)	(0.17)	10.31	(7.62)
2010	10.31	0.14	1.03	1.17	(0.16)	(0.16)	11.32	11.49
R-1 shares
2014	12.94	0.16	0.54	0.70	(0.10)	(0.10)	13.54	5.53	(c)
2013	10.70	0.06	2.29	2.35	(0.11)	(0.11)	12.94	22.17
2012	10.20	0.11	0.46	0.57	(0.07)	(0.07)	10.70	5.61
2011	11.21	0.05	(0.99)	(0.94)	(0.07)	(0.07)	10.20	(8.45)
2010	10.23	0.04	1.03	1.07	(0.09)	(0.09)	11.21	10.53
R-2 shares
2014	12.96	0.18	0.54	0.72	(0.11)	(0.11)	13.57	5.66	(c)
2013	10.72	0.07	2.30	2.37	(0.13)	(0.13)	12.96	22.25
2012	10.21	0.12	0.46	0.58	(0.07)	(0.07)	10.72	5.79
2011	11.21	0.06	(0.99)	(0.93)	(0.07)	(0.07)	10.21	(8.35)
2010	10.22	0.05	1.04	1.09	(0.10)	(0.10)	11.21	10.72
R-3 shares
2014	12.97	0.20	0.54	0.74	(0.14)	(0.14)	13.57	5.83	(c)
2013	10.71	0.10	2.29	2.39	(0.13)	(0.13)	12.97	22.51
2012	10.22	0.14	0.46	0.60	(0.11)	(0.11)	10.71	5.97
2011	11.22	0.08	(0.98)	(0.90)	(0.10)	(0.10)	10.22	(8.15)
2010	10.23	0.08	1.03	1.11	(0.12)	(0.12)	11.22	10.90
R-4 shares
2014	13.00	0.22	0.55	0.77	(0.17)	(0.17)	13.60	6.01	(c)
2013	10.74	0.12	2.30	2.42	(0.16)	(0.16)	13.00	22.82
2012	10.26	0.16	0.45	0.61	(0.13)	(0.13)	10.74	6.07
2011	11.27	0.10	(0.98)	(0.88)	(0.13)	(0.13)	10.26	(7.96)
2010	10.26	0.10	1.03	1.13	(0.12)	(0.12)	11.27	11.13
R-5 shares
2014	13.02	0.24	0.54	0.78	(0.19)	(0.19)	13.61	6.18	(c)
2013	10.76	0.14	2.31	2.45	(0.19)	(0.19)	13.02	23.02
2012	10.28	0.17	0.45	0.62	(0.14)	(0.14)	10.76	6.17
2011	11.28	0.11	(0.97)	(0.86)	(0.14)	(0.14)	10.28	(7.79)
2010	10.28	0.11	1.03	1.14	(0.14)	(0.14)	11.28	11.21

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

$344,528	1.01%		1.04%	1.76%	128.4%
610,764	0.97		1.02	1.27	50.6
1,069,269	0.98		1.01	1.95	57.3
1,170,084	1.10		1.13	1.34	90.5
1,323,249	1.10		1.13	1.31	103.4

4,271	1.85	(d)	–	1.22	128.4
4,758	1.83	(d)	–	0.54	50.6
4,294	1.85	(d)	–	1.04	57.3
4,972	1.97	(d)	–	0.48	90.5
6,727	1.97	(d)	–	0.43	103.4

3,069	1.72	(d)	–	1.34	128.4
4,108	1.70	(d)	–	0.63	50.6
4,182	1.72	(d)	–	1.22	57.3
5,052	1.84	(d)	–	0.55	90.5
10,031	1.84	(d)	–	0.53	103.4

5,340	1.54	(d)	–	1.51	128.4
6,505	1.52	(d)	–	0.88	50.6
7,223	1.54	(d)	–	1.42	57.3
10,939	1.66	(d)	–	0.75	90.5
13,026	1.66	(d)	–	0.74	103.4

5,718	1.35	(d)	–	1.67	128.4
8,174	1.33	(d)	–	1.04	50.6
6,264	1.35	(d)	–	1.56	57.3
11,057	1.47	(d)	–	0.90	90.5
14,358	1.47	(d)	–	0.95	103.4

8,839	1.23	(d)	–	1.83	128.4
8,295	1.21	(d)	–	1.15	50.6
6,265	1.23	(d)	–	1.69	57.3
8,738	1.35	(d)	–	0.93	90.5
25,067	1.35	(d)	–	1.07	103.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP BLEND FUND II
Class J shares
2014	$12.85	$0.08	$1.45	$1.53	($0.11)	($3.39)	($3.50)	$10.88
2013	10.42	0.11	2.45	2.56	(0.13)	–	(0.13)	12.85
2012	9.21	0.09	1.20	1.29	(0.08)	–	(0.08)	10.42
2011	8.76	0.07	0.41	0.48	(0.03)	–	(0.03)	9.21
2010	7.73	0.05	1.05	1.10	(0.07)	–	(0.07)	8.76
Institutional shares
2014	13.22	0.12	1.51	1.63	(0.14)	(3.39)	(3.53)	11.32
2013	10.73	0.16	2.51	2.67	(0.18)	–	(0.18)	13.22
2012	9.48	0.14	1.23	1.37	(0.12)	–	(0.12)	10.73
2011	9.03	0.11	0.42	0.53	(0.08)	–	(0.08)	9.48
2010	7.95	0.10	1.09	1.19	(0.11)	–	(0.11)	9.03
R-1 shares
2014	13.13	0.02	1.49	1.51	(0.05)	(3.39)	(3.44)	11.20
2013	10.65	0.06	2.50	2.56	(0.08)	–	(0.08)	13.13
2012	9.40	0.05	1.23	1.28	(0.03)	–	(0.03)	10.65
2011	8.95	0.03	0.42	0.45	–	–	–	9.40
2010	7.90	0.03	1.07	1.10	(0.05)	–	(0.05)	8.95
R-2 shares
2014	13.10	0.04	1.49	1.53	(0.06)	(3.39)	(3.45)	11.18
2013	10.61	0.07	2.50	2.57	(0.08)	–	(0.08)	13.10
2012	9.35	0.06	1.22	1.28	(0.02)	–	(0.02)	10.61
2011	8.90	0.04	0.42	0.46	(0.01)	–	(0.01)	9.35
2010	7.85	0.04	1.07	1.11	(0.06)	–	(0.06)	8.90
R-3 shares
2014	13.10	0.06	1.49	1.55	(0.09)	(3.39)	(3.48)	11.17
2013	10.63	0.09	2.50	2.59	(0.12)	–	(0.12)	13.10
2012	9.38	0.08	1.23	1.31	(0.06)	–	(0.06)	10.63
2011	8.94	0.06	0.41	0.47	(0.03)	–	(0.03)	9.38
2010	7.88	0.05	1.08	1.13	(0.07)	–	(0.07)	8.94
R-4 shares
2014	13.19	0.07	1.51	1.58	(0.10)	(3.39)	(3.49)	11.28
2013	10.70	0.12	2.50	2.62	(0.13)	–	(0.13)	13.19
2012	9.45	0.10	1.23	1.33	(0.08)	–	(0.08)	10.70
2011	9.00	0.08	0.42	0.50	(0.05)	–	(0.05)	9.45
2010	7.93	0.07	1.08	1.15	(0.08)	–	(0.08)	9.00
R-5 shares
2014	13.17	0.09	1.50	1.59	(0.12)	(3.39)	(3.51)	11.25
2013	10.68	0.13	2.51	2.64	(0.15)	–	(0.15)	13.17
2012	9.44	0.11	1.23	1.34	(0.10)	–	(0.10)	10.68
2011	8.99	0.09	0.41	0.50	(0.05)	–	(0.05)	9.44
2010	7.92	0.08	1.08	1.16	(0.09)	–	(0.09)	8.99

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

14.90	%(c)	$115,655	1.10%		1.16%	0.71%	34.6%
24.89	(c)	108,019	1.12		1.34	0.96	47.0
14.12	(c)	94,923	1.18		1.39	0.92	44.4
5.50	(c)	95,870	1.17		1.33	0.73	43.7
14.25	(c)	99,281	1.28		1.36	0.64	36.2

15.37		471,333	0.77	(d)	–	1.06	34.6
25.27		520,980	0.74	(d)	–	1.39	47.0
14.66		897,545	0.75	(d)	–	1.34	44.4
5.84		817,773	0.74	(d)	–	1.14	43.7
15.02		538,314	0.76	(d)	–	1.15	36.2

14.30		2,745	1.62	(d)	–	0.20	34.6
24.21		3,323	1.61	(d)	–	0.49	47.0
13.71		3,093	1.61	(d)	–	0.48	44.4
5.03		2,976	1.61	(d)	–	0.29	43.7
13.97		3,297	1.62	(d)	–	0.30	36.2

14.53		3,568	1.49	(d)	–	0.35	34.6
24.39		5,134	1.48	(d)	–	0.64	47.0
13.76		6,383	1.48	(d)	–	0.63	44.4
5.12		8,374	1.48	(d)	–	0.43	43.7
14.12		14,969	1.49	(d)	–	0.43	36.2

14.70		15,710	1.31	(d)	–	0.54	34.6
24.59		21,726	1.30	(d)	–	0.79	47.0
14.06		19,168	1.30	(d)	–	0.80	44.4
5.22		21,931	1.30	(d)	–	0.60	43.7
14.41		25,154	1.31	(d)	–	0.60	36.2

14.91		12,781	1.12	(d)	–	0.68	34.6
24.82		10,944	1.11	(d)	–	1.01	47.0
14.26		12,353	1.11	(d)	–	1.00	44.4
5.52		14,417	1.11	(d)	–	0.79	43.7
14.56		13,836	1.12	(d)	–	0.80	36.2

15.02		24,539	1.00	(d)	–	0.83	34.6
25.06		26,085	0.99	(d)	–	1.08	47.0
14.31		20,971	0.99	(d)	–	1.11	44.4
5.59		21,778	0.99	(d)	–	0.90	43.7
14.75		21,473	1.00	(d)	–	0.92	36.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP GROWTH FUND
Class J shares
2014	$10.77	($0.02)	$1.46	$1.44	$–	($1.21)	($1.21)	$11.00
2013	8.31	0.02	2.46	2.48	(0.02)	–	(0.02)	10.77
2012	7.53	–	0.78	0.78	–	–	–	8.31
2011	7.21	(0.02)	0.34	0.32	–	–	–	7.53
2010	5.98	(0.04)	1.27	1.23	–	–	–	7.21
Institutional shares
2014	11.57	0.03	1.57	1.60	(0.03)	(1.21)	(1.24)	11.93
2013	8.93	0.07	2.64	2.71	(0.07)	–	(0.07)	11.57
2012	8.07	0.04	0.85	0.89	(0.03)	–	(0.03)	8.93
2011	7.69	0.02	0.36	0.38	–	–	–	8.07
2010	6.35	–	1.34	1.34	–	–	–	7.69
R-1 shares
2014	10.98	(0.06)	1.48	1.42	–	(1.21)	(1.21)	11.19
2013	8.49	(0.01)	2.50	2.49	–	–	–	10.98
2012	7.72	(0.03)	0.80	0.77	–	–	–	8.49
2011	7.42	(0.05)	0.35	0.30	–	–	–	7.72
2010	6.17	(0.06)	1.31	1.25	–	–	–	7.42
R-2 shares
2014	11.09	(0.05)	1.51	1.46	–	(1.21)	(1.21)	11.34
2013	8.57	–	2.52	2.52	–	–	–	11.09
2012	7.77	(0.02)	0.82	0.80	–	–	–	8.57
2011	7.46	(0.04)	0.35	0.31	–	–	–	7.77
2010	6.20	(0.05)	1.31	1.26	–	–	–	7.46
R-3 shares
2014	11.82	(0.03)	1.61	1.58	–	(1.21)	(1.21)	12.19
2013	9.12	0.02	2.68	2.70	–	–	–	11.82
2012	8.26	–	0.86	0.86	–	–	–	9.12
2011	7.92	(0.03)	0.37	0.34	–	–	–	8.26
2010	6.52	(0.04)	1.44	1.40	–	–	–	7.92
R-4 shares
2014	11.74	(0.01)	1.60	1.59	–	(1.21)	(1.21)	12.12
2013	9.06	0.03	2.68	2.71	(0.03)	–	(0.03)	11.74
2012	8.19	0.01	0.86	0.87	–	–	–	9.06
2011	7.83	(0.01)	0.37	0.36	–	–	–	8.19
2010	6.48	(0.02)	1.37	1.35	–	–	–	7.83
R-5 shares
2014	11.62	–	1.59	1.59	–	(1.21)	(1.21)	12.00
2013	8.98	0.06	2.62	2.68	(0.04)	–	(0.04)	11.62
2012	8.11	0.02	0.85	0.87	–	–	–	8.98
2011	7.75	–	0.36	0.36	–	–	–	8.11
2010	6.41	(0.01)	1.35	1.34	–	–	–	7.75

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

14.61	%(c)	$64,841	1.04%	1.08%	(0.16)%	57.7%
29.92	(c)	56,800	1.09	1.29	0.25	79.3
10.36	(c)	45,831	1.20	1.39	(0.04)	64.3
4.44	(c)	42,949	1.14	1.28	(0.26)	64.8
20.57	(c)	45,092	1.26	1.33	(0.56)	65.5

15.09		2,791,488	0.65	–	0.24	57.7
30.52		2,513,518	0.64	–	0.69	79.3
11.01		1,852,751	0.64	–	0.51	64.3
4.94		1,699,349	0.65	–	0.23	64.8
21.12		1,680,577	0.65	–	0.04	65.5

14.10		6,258	1.50	–	(0.60)	57.7
29.33		6,534	1.51	–	(0.10)	79.3
9.97		8,500	1.52	–	(0.37)	64.3
4.04		15,012	1.52	–	(0.64)	64.8
20.26		17,427	1.52	–	(0.82)	65.5

14.34		5,846	1.37	–	(0.47)	57.7
29.40		7,383	1.38	–	0.01	79.3
10.30		8,616	1.39	–	(0.23)	64.3
4.16		9,353	1.39	–	(0.51)	64.8
20.32		17,137	1.39	–	(0.69)	65.5

14.48		20,863	1.19	–	(0.29)	57.7
29.67		22,527	1.20	–	0.19	79.3
10.41		25,611	1.21	–	(0.05)	64.3
4.29		38,490	1.21	–	(0.33)	64.8
21.47	(d)	52,360	1.21	–	(0.52)	65.5

14.68		13,833	1.00	–	(0.08)	57.7
29.94		18,484	1.01	–	0.32	79.3
10.62		13,612	1.02	–	0.14	64.3
4.60		22,675	1.02	–	(0.13)	64.8
20.83		30,517	1.02	–	(0.33)	65.5

14.85		71,922	0.88	–	0.01	57.7
30.01		67,568	0.89	–	0.56	79.3
10.77		129,852	0.90	–	0.26	64.3
4.65		124,763	0.90	–	(0.02)	64.8
20.90		130,991	0.90	–	(0.20)	65.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	In March, 2010, the Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

LARGECAP GROWTH FUND I
Class J shares
2014	$11.35	($0.02)	$1.41	$1.39	$–	($0.77)	($0.77)	$11.97
2013	8.98	–	2.81	2.81	(0.01)	(0.43)	(0.44)	11.35
2012	8.55	(0.02)	0.79	0.77	–	(0.34)	(0.34)	8.98
2011	7.84	(0.03)	0.74	0.71	–	–	–	8.55
2010	6.40	(0.04)	1.48	1.44	–	–	–	7.84
Institutional shares
2014	12.76	0.03	1.59	1.62	(0.02)	(0.77)	(0.79)	13.59
2013	10.04	0.05	3.15	3.20	(0.05)	(0.43)	(0.48)	12.76
2012	9.48	0.03	0.88	0.91	(0.01)	(0.34)	(0.35)	10.04
2011	8.66	0.02	0.81	0.83	(0.01)	–	(0.01)	9.48
2010	7.02	0.01	1.64	1.65	(0.01)	–	(0.01)	8.66
R-1 shares
2014	11.87	(0.08)	1.49	1.41	–	(0.77)	(0.77)	12.51
2013	9.40	(0.05)	2.95	2.90	–	(0.43)	(0.43)	11.87
2012	8.97	(0.06)	0.83	0.77	–	(0.34)	(0.34)	9.40
2011	8.25	(0.06)	0.78	0.72	–	–	–	8.97
2010	6.75	(0.05)	1.55	1.50	–	–	–	8.25
R-2 shares
2014	11.64	(0.06)	1.45	1.39	–	(0.77)	(0.77)	12.26
2013	9.21	(0.03)	2.89	2.86	–	(0.43)	(0.43)	11.64
2012	8.78	(0.04)	0.81	0.77	–	(0.34)	(0.34)	9.21
2011	8.07	(0.05)	0.76	0.71	–	–	–	8.78
2010	6.59	(0.04)	1.52	1.48	–	–	–	8.07
R-3 shares
2014	12.18	(0.04)	1.51	1.47	–	(0.77)	(0.77)	12.88
2013	9.61	(0.02)	3.03	3.01	(0.01)	(0.43)	(0.44)	12.18
2012	9.13	(0.03)	0.85	0.82	–	(0.34)	(0.34)	9.61
2011	8.38	(0.04)	0.79	0.75	–	–	–	9.13
2010	6.82	(0.03)	1.59	1.56	–	–	–	8.38
R-4 shares
2014	12.23	(0.02)	1.53	1.51	–	(0.77)	(0.77)	12.97
2013	9.65	–	3.03	3.03	(0.02)	(0.43)	(0.45)	12.23
2012	9.15	(0.01)	0.85	0.84	–	(0.34)	(0.34)	9.65
2011	8.38	(0.02)	0.79	0.77	–	–	–	9.15
2010	6.82	(0.02)	1.58	1.56	–	–	–	8.38
R-5 shares
2014	12.49	(0.01)	1.56	1.55	–	(0.77)	(0.77)	13.27
2013	9.84	0.02	3.09	3.11	(0.03)	(0.43)	(0.46)	12.49
2012	9.31	–	0.87	0.87	–	(0.34)	(0.34)	9.84
2011	8.51	(0.01)	0.81	0.80	–	–	–	9.31
2010	6.91	(0.01)	1.61	1.60	–	–	–	8.51

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

12.90%	(c)	$106,144	0.99%		1.05%	(0.19)%	38.4%
32.60	(c)	95,021	1.06		1.27	(0.03)	37.0
9.61	(c)	69,178	1.13		1.34	(0.25)	33.7
9.06	(c)	62,281	1.14		1.30	(0.36)	52.0
22.50	(c)	53,357	1.36		1.47	(0.56)	49.8

13.31		7,031,086	0.61	(d)	–	0.20	38.4
33.23		6,240,772	0.61	(d)	–	0.41	37.0
10.22		4,523,083	0.61	(d)	–	0.29	33.7
9.60		3,025,782	0.61	(d)	–	0.18	52.0
23.44		2,685,536	0.64		0.69	0.15	49.8

12.39	(e)	8,406	1.47	(d)	–	(0.66)	38.4
32.09		8,519	1.47	(d)	–	(0.44)	37.0
9.14		5,708	1.48	(d)	–	(0.60)	33.7
8.73		3,664	1.49	(d)	–	(0.71)	52.0
22.22		2,882	1.52		1.57	(0.73)	49.8

12.56		21,048	1.34	(d)	–	(0.54)	38.4
32.32		16,060	1.34	(d)	–	(0.30)	37.0
9.34		13,403	1.35	(d)	–	(0.46)	33.7
8.80		9,498	1.36	(d)	–	(0.58)	52.0
22.46		7,759	1.39		1.44	(0.60)	49.8

12.67		165,698	1.16	(d)	–	(0.35)	38.4
32.55		152,377	1.16	(d)	–	(0.16)	37.0
9.54		91,042	1.17	(d)	–	(0.28)	33.7
8.95		59,494	1.18	(d)	–	(0.40)	52.0
22.87		31,002	1.21		1.26	(0.42)	49.8

12.95		90,002	0.97	(d)	–	(0.16)	38.4
32.75		95,501	0.97	(d)	–	0.04	37.0
9.74		58,532	0.98	(d)	–	(0.09)	33.7
9.19		29,668	0.99	(d)	–	(0.23)	52.0
22.87		12,655	1.02		1.07	(0.22)	49.8

13.01		329,991	0.85	(d)	–	(0.05)	38.4
32.90		250,770	0.85	(d)	–	0.18	37.0
9.91		182,770	0.86	(d)	–	0.02	33.7
9.40		117,302	0.87	(d)	–	(0.09)	52.0
23.15		65,597	0.90		0.95	(0.12)	49.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

LARGECAP GROWTH FUND II
Class J shares
2014	$9.37	$0.01	$1.19	$1.20	($0.03)	($0.85)	($0.88)	$9.69
2013	7.66	0.04	1.83	1.87	(0.04)	(0.12)	(0.16)	9.37
2012	7.62	0.01	0.73	0.74	(0.01)	(0.69)	(0.70)	7.66
2011	7.13	0.01	0.55	0.56	(0.03)	(0.04)	(0.07)	7.62
2010	6.22	–	0.91	0.91	–	–	–	7.13
Institutional shares
2014	10.45	0.05	1.34	1.39	(0.07)	(0.85)	(0.92)	10.92
2013	8.53	0.08	2.04	2.12	(0.08)	(0.12)	(0.20)	10.45
2012	8.39	0.06	0.81	0.87	(0.04)	(0.69)	(0.73)	8.53
2011	7.85	0.05	0.60	0.65	(0.07)	(0.04)	(0.11)	8.39
2010	6.83	0.05	1.00	1.05	(0.03)	–	(0.03)	7.85
R-1 shares
2014	9.95	(0.04)	1.26	1.22	–	(0.85)	(0.85)	10.32
2013	8.11	–	1.96	1.96	–	(0.12)	(0.12)	9.95
2012	8.04	(0.02)	0.78	0.76	–	(0.69)	(0.69)	8.11
2011	7.52	(0.02)	0.58	0.56	–	(0.04)	(0.04)	8.04
2010	6.58	(0.02)	0.96	0.94	–	–	–	7.52
R-2 shares
2014	9.63	(0.02)	1.22	1.20	–	(0.85)	(0.85)	9.98
2013	7.86	0.01	1.89	1.90	(0.01)	(0.12)	(0.13)	9.63
2012	7.81	–	0.74	0.74	–	(0.69)	(0.69)	7.86
2011	7.31	(0.01)	0.56	0.55	(0.01)	(0.04)	(0.05)	7.81
2010	6.38	(0.01)	0.94	0.93	–	–	–	7.31
R-3 shares
2014	9.84	(0.01)	1.26	1.25	(0.02)	(0.85)	(0.87)	10.22
2013	8.03	0.03	1.93	1.96	(0.03)	(0.12)	(0.15)	9.84
2012	7.95	0.01	0.77	0.78	(0.01)	(0.69)	(0.70)	8.03
2011	7.45	–	0.57	0.57	(0.03)	(0.04)	(0.07)	7.95
2010	6.49	–	0.96	0.96	–	–	–	7.45
R-4 shares
2014	10.10	0.01	1.29	1.30	(0.03)	(0.85)	(0.88)	10.52
2013	8.23	0.05	1.98	2.03	(0.04)	(0.12)	(0.16)	10.10
2012	8.13	0.02	0.78	0.80	(0.01)	(0.69)	(0.70)	8.23
2011	7.61	0.02	0.58	0.60	(0.04)	(0.04)	(0.08)	8.13
2010	6.63	0.02	0.97	0.99	(0.01)	–	(0.01)	7.61
R-5 shares
2014	10.19	0.03	1.30	1.33	(0.04)	(0.85)	(0.89)	10.63
2013	8.31	0.06	2.00	2.06	(0.06)	(0.12)	(0.18)	10.19
2012	8.20	0.04	0.78	0.82	(0.02)	(0.69)	(0.71)	8.31
2011	7.67	0.03	0.59	0.62	(0.05)	(0.04)	(0.09)	8.20
2010	6.68	0.03	0.98	1.01	(0.02)	–	(0.02)	7.67

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

13.81%	(c)	$34,858	1.30%		1.35%	0.06%	83.6%
24.95	(c)	32,564	1.32		1.53	0.45	63.6
11.16	(c)	28,779	1.40		1.61	0.17	64.8
7.84	(c)	27,044	1.44		1.60	0.10	73.7
14.63	(c)	26,662	1.57		1.65	(0.03)	70.8

14.23		1,062,254	0.87	(d)	–	0.50	83.6
25.46		1,191,048	0.87	(d)	–	0.91	63.6
11.87		1,107,456	0.87	(d)	–	0.71	64.8
8.32		1,019,620	0.93	(d)	–	0.62	73.7
15.38		1,291,759	0.92	(d)	–	0.62	70.8

13.14		1,156	1.75	(d)	–	(0.38)	83.6
24.54		1,293	1.74	(d)	–	0.06	63.6
10.82		1,806	1.75	(d)	–	(0.19)	64.8
7.46		1,316	1.81	(d)	–	(0.25)	73.7
14.29		1,473	1.80	(d)	–	(0.26)	70.8

13.38		1,730	1.62	(d)	–	(0.22)	83.6
24.65		3,250	1.61	(d)	–	0.16	63.6
10.90		3,038	1.62	(d)	–	0.00	64.8
7.54		5,215	1.68	(d)	–	(0.11)	73.7
14.58		7,359	1.67	(d)	–	(0.13)	70.8

13.61		8,378	1.44	(d)	–	(0.05)	83.6
24.87		11,438	1.43	(d)	–	0.34	63.6
11.21		11,537	1.44	(d)	–	0.13	64.8
7.65		9,751	1.50	(d)	–	0.03	73.7
14.79		8,490	1.49	(d)	–	0.05	70.8

13.80		6,060	1.25	(d)	–	0.11	83.6
25.12		5,436	1.24	(d)	–	0.54	63.6
11.29		5,291	1.25	(d)	–	0.31	64.8
7.95		7,458	1.31	(d)	–	0.25	73.7
14.95		9,396	1.30	(d)	–	0.24	70.8

13.99		10,823	1.13	(d)	–	0.27	83.6
25.28		17,351	1.12	(d)	–	0.64	63.6
11.41		22,643	1.13	(d)	–	0.45	64.8
8.13		15,637	1.19	(d)	–	0.38	73.7
15.07		24,655	1.18	(d)	–	0.36	70.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

LARGECAP S&P 500 INDEX FUND
Class J shares
2014	$12.35	$0.19	$1.84	$2.03	($0.17)	($0.17)	$14.21	16.61%	(c)
2013	9.93	0.18	2.40	2.58	(0.16)	(0.16)	12.35	26.39	(c)
2012	8.81	0.15	1.11	1.26	(0.14)	(0.14)	9.93	14.49	(c)
2011	8.27	0.12	0.50	0.62	(0.08)	(0.08)	8.81	7.49	(c)
2010	7.24	0.11	1.02	1.13	(0.10)	(0.10)	8.27	15.74	(c)
Institutional shares
2014	12.47	0.24	1.85	2.09	(0.21)	(0.21)	14.35	17.00
2013	10.02	0.23	2.42	2.65	(0.20)	(0.20)	12.47	26.98
2012	8.89	0.19	1.11	1.30	(0.17)	(0.17)	10.02	14.97
2011	8.35	0.16	0.50	0.66	(0.12)	(0.12)	8.89	7.89
2010	7.31	0.15	1.03	1.18	(0.14)	(0.14)	8.35	16.27
R-1 shares
2014	12.39	0.13	1.84	1.97	(0.10)	(0.10)	14.26	16.00
2013	9.96	0.13	2.41	2.54	(0.11)	(0.11)	12.39	25.81
2012	8.83	0.11	1.11	1.22	(0.09)	(0.09)	9.96	13.98
2011	8.31	0.08	0.50	0.58	(0.06)	(0.06)	8.83	6.94
2010	7.29	0.08	1.03	1.11	(0.09)	(0.09)	8.31	15.32
R-2 shares
2014	12.47	0.14	1.86	2.00	(0.12)	(0.12)	14.35	16.20
2013	10.02	0.14	2.44	2.58	(0.13)	(0.13)	12.47	26.00
2012	8.88	0.12	1.12	1.24	(0.10)	(0.10)	10.02	14.12
2011	8.34	0.10	0.49	0.59	(0.05)	(0.05)	8.88	7.05
2010	7.31	0.09	1.03	1.12	(0.09)	(0.09)	8.34	15.47
R-3 shares
2014	12.45	0.17	1.86	2.03	(0.15)	(0.15)	14.33	16.43
2013	10.02	0.16	2.42	2.58	(0.15)	(0.15)	12.45	26.14
2012	8.89	0.13	1.13	1.26	(0.13)	(0.13)	10.02	14.35
2011	8.35	0.11	0.50	0.61	(0.07)	(0.07)	8.89	7.31
2010	7.32	0.11	1.03	1.14	(0.11)	(0.11)	8.35	15.61
R-4 shares
2014	12.50	0.19	1.87	2.06	(0.17)	(0.17)	14.39	16.67
2013	10.05	0.18	2.44	2.62	(0.17)	(0.17)	12.50	26.43
2012	8.92	0.15	1.12	1.27	(0.14)	(0.14)	10.05	14.50
2011	8.38	0.13	0.50	0.63	(0.09)	(0.09)	8.92	7.51
2010	7.34	0.12	1.04	1.16	(0.12)	(0.12)	8.38	15.88
R-5 shares
2014	12.60	0.21	1.87	2.08	(0.18)	(0.18)	14.50	16.73
2013	10.13	0.20	2.45	2.65	(0.18)	(0.18)	12.60	26.58
2012	8.98	0.17	1.13	1.30	(0.15)	(0.15)	10.13	14.74
2011	8.44	0.14	0.50	0.64	(0.10)	(0.10)	8.98	7.58
2010	7.39	0.13	1.05	1.18	(0.13)	(0.13)	8.44	16.03

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

$508,718	0.50%	0.54%	1.47%	5.9%
435,774	0.54	0.74	1.66	3.0
349,801	0.59	0.78	1.55	3.5
323,928	0.58	0.72	1.41	4.3
317,882	0.69	0.76	1.36	8.0

2,530,539	0.16	–	1.81	5.9
2,231,434	0.16	0.16	2.02	3.0
1,687,068	0.16	0.16	1.97	3.5
1,292,005	0.17	0.17	1.82	4.3
1,343,467	0.18	0.18	1.87	8.0

18,889	1.03	–	0.95	5.9
18,762	1.03	–	1.17	3.0
16,940	1.04	–	1.11	3.5
16,169	1.04	–	0.95	4.3
16,843	1.04	–	1.02	8.0

37,848	0.90	–	1.09	5.9
43,560	0.90	–	1.29	3.0
37,824	0.91	–	1.24	3.5
36,188	0.91	–	1.09	4.3
47,540	0.91	–	1.15	8.0

248,852	0.72	–	1.25	5.9
219,693	0.72	–	1.47	3.0
170,210	0.73	–	1.41	3.5
127,726	0.73	–	1.26	4.3
115,162	0.73	–	1.34	8.0

214,570	0.53	–	1.44	5.9
179,047	0.53	–	1.64	3.0
120,923	0.54	–	1.61	3.5
120,723	0.54	–	1.45	4.3
106,514	0.54	–	1.51	8.0

418,629	0.41	–	1.56	5.9
354,869	0.41	–	1.77	3.0
260,492	0.42	–	1.73	3.5
224,128	0.42	–	1.57	4.3
190,814	0.42	–	1.63	8.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

LARGECAP VALUE FUND
Class J shares
2014	$13.39	$0.16	$1.42	$1.58	($0.11)	($1.17)	($1.28)	$13.69
2013	10.74	0.19	2.64	2.83	(0.18)	–	(0.18)	13.39
2012	9.19	0.14	1.50	1.64	(0.09)	–	(0.09)	10.74
2011	8.68	0.09	0.49	0.58	(0.07)	–	(0.07)	9.19
2010	7.74	0.08	0.97	1.05	(0.11)	–	(0.11)	8.68
Institutional shares
2014	13.58	0.21	1.45	1.66	(0.17)	(1.17)	(1.34)	13.90
2013	10.90	0.25	2.66	2.91	(0.23)	–	(0.23)	13.58
2012	9.32	0.20	1.52	1.72	(0.14)	–	(0.14)	10.90
2011	8.81	0.14	0.49	0.63	(0.12)	–	(0.12)	9.32
2010	7.85	0.13	0.99	1.12	(0.16)	–	(0.16)	8.81
R-1 shares
2014	13.47	0.09	1.44	1.53	(0.07)	(1.17)	(1.24)	13.76
2013	10.80	0.15	2.65	2.80	(0.13)	–	(0.13)	13.47
2012	9.23	0.10	1.52	1.62	(0.05)	–	(0.05)	10.80
2011	8.72	0.05	0.50	0.55	(0.04)	–	(0.04)	9.23
2010	7.79	0.06	0.99	1.05	(0.12)	–	(0.12)	8.72
R-2 shares
2014	13.52	0.11	1.45	1.56	(0.10)	(1.17)	(1.27)	13.81
2013	10.84	0.16	2.67	2.83	(0.15)	–	(0.15)	13.52
2012	9.25	0.12	1.52	1.64	(0.05)	–	(0.05)	10.84
2011	8.74	0.07	0.49	0.56	(0.05)	–	(0.05)	9.25
2010	7.80	0.07	0.98	1.05	(0.11)	–	(0.11)	8.74
R-3 shares
2014	13.50	0.14	1.44	1.58	(0.11)	(1.17)	(1.28)	13.80
2013	10.83	0.18	2.67	2.85	(0.18)	–	(0.18)	13.50
2012	9.26	0.14	1.51	1.65	(0.08)	–	(0.08)	10.83
2011	8.72	0.08	0.49	0.57	(0.03)	–	(0.03)	9.26
2010	7.78	0.09	0.98	1.07	(0.13)	–	(0.13)	8.72
R-4 shares
2014	13.47	0.16	1.44	1.60	(0.12)	(1.17)	(1.29)	13.78
2013	10.81	0.20	2.65	2.85	(0.19)	–	(0.19)	13.47
2012	9.24	0.16	1.51	1.67	(0.10)	–	(0.10)	10.81
2011	8.74	0.10	0.49	0.59	(0.09)	–	(0.09)	9.24
2010	7.79	0.10	0.99	1.09	(0.14)	–	(0.14)	8.74
R-5 shares
2014	13.57	0.18	1.45	1.63	(0.13)	(1.17)	(1.30)	13.90
2013	10.91	0.22	2.66	2.88	(0.22)	–	(0.22)	13.57
2012	9.32	0.17	1.53	1.70	(0.11)	–	(0.11)	10.91
2011	8.81	0.11	0.51	0.62	(0.11)	–	(0.11)	9.32
2010	7.85	0.12	0.98	1.10	(0.14)	–	(0.14)	8.81

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

12.75%	(c)	$75,289	0.83%	0.87%	1.18%	118.8%
26.74	(c)	68,659	0.91	1.11	1.59	121.4
17.97	(c)	51,317	0.99	1.18	1.39	117.4
6.72	(c)	45,068	0.98	1.12	0.91	130.9
13.67	(c)	41,563	1.08	1.15	0.98	192.9

13.19		3,432,095	0.41	–	1.59	118.8
27.26		2,998,720	0.43	–	2.04	121.4
18.71		1,612,943	0.44	–	1.94	117.4
7.21		1,274,154	0.45	–	1.45	130.9
14.45		950,085	0.46	–	1.54	192.9

12.21		1,415	1.29	–	0.71	118.8
26.24		1,517	1.30	–	1.21	121.4
17.65		1,115	1.31	–	1.05	117.4
6.32		1,191	1.31	–	0.57	130.9
13.51		1,300	1.32	–	0.75	192.9

12.39		4,144	1.16	–	0.85	118.8
26.40		3,487	1.17	–	1.29	121.4
17.83		2,032	1.18	–	1.19	117.4
6.45		2,131	1.18	–	0.70	130.9
13.56		3,191	1.19	–	0.87	192.9

12.57		4,508	0.98	–	1.03	118.8
26.67		3,725	0.99	–	1.52	121.4
18.03		2,753	1.00	–	1.37	117.4
6.59		2,700	1.00	–	0.89	130.9
13.86		3,466	1.01	–	1.13	192.9

12.80		2,579	0.79	–	1.22	118.8
26.81		2,721	0.80	–	1.65	121.4
18.26		2,117	0.81	–	1.58	117.4
6.80		2,275	0.81	–	1.06	130.9
14.09		2,289	0.82	–	1.24	192.9

12.91		8,092	0.67	–	1.36	118.8
26.89		9,285	0.68	–	1.85	121.4
18.44		5,500	0.69	–	1.69	117.4
6.99		4,363	0.69	–	1.19	130.9
14.16		5,627	0.70	–	1.38	192.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

LARGECAP VALUE FUND III
Class J shares
2014	$13.56	$0.17	$1.85	$2.02	($0.03)	($0.03)	$15.55	14.96	(c)
2013	10.91	0.15	2.71	2.86	(0.21)	(0.21)	13.56	26.65	(c)
2012	9.73	0.14	1.17	1.31	(0.13)	(0.13)	10.91	13.63	(c)
2011	9.56	0.09	0.17	0.26	(0.09)	(0.09)	9.73	2.71	(c)
2010	8.55	0.07	1.04	1.11	(0.10)	(0.10)	9.56	13.04	(c)
Institutional shares
2014	13.74	0.22	1.88	2.10	(0.09)	(0.09)	15.75	15.36
2013	11.07	0.19	2.75	2.94	(0.27)	(0.27)	13.74	27.13
2012	9.86	0.20	1.19	1.39	(0.18)	(0.18)	11.07	14.38
2011	9.70	0.15	0.16	0.31	(0.15)	(0.15)	9.86	3.16
2010	8.67	0.13	1.05	1.18	(0.15)	(0.15)	9.70	13.73
R-1 shares
2014	13.71	0.08	1.89	1.97	–	–	15.68	14.37
2013	11.02	0.10	2.74	2.84	(0.15)	(0.15)	13.71	26.10
2012	9.79	0.10	1.19	1.29	(0.06)	(0.06)	11.02	13.31
2011	9.63	0.05	0.17	0.22	(0.06)	(0.06)	9.79	2.22
2010	8.61	0.05	1.05	1.10	(0.08)	(0.08)	9.63	12.79
R-2 shares
2014	13.66	0.11	1.87	1.98	–	–	15.64	14.49
2013	10.98	0.11	2.74	2.85	(0.17)	(0.17)	13.66	26.27
2012	9.76	0.12	1.18	1.30	(0.08)	(0.08)	10.98	13.42
2011	9.59	0.07	0.17	0.24	(0.07)	(0.07)	9.76	2.43
2010	8.58	0.06	1.04	1.10	(0.09)	(0.09)	9.59	12.83
R-3 shares
2014	14.18	0.14	1.93	2.07	(0.01)	(0.01)	16.24	14.64
2013	11.39	0.14	2.83	2.97	(0.18)	(0.18)	14.18	26.47
2012	10.13	0.14	1.23	1.37	(0.11)	(0.11)	11.39	13.64
2011	9.93	0.09	0.18	0.27	(0.07)	(0.07)	10.13	2.67
2010	8.86	0.08	1.07	1.15	(0.08)	(0.08)	9.93	13.05
R-4 shares
2014	13.71	0.16	1.89	2.05	(0.04)	(0.04)	15.72	14.96
2013	11.03	0.16	2.73	2.89	(0.21)	(0.21)	13.71	26.67
2012	9.82	0.16	1.19	1.35	(0.14)	(0.14)	11.03	13.93
2011	9.66	0.11	0.16	0.27	(0.11)	(0.11)	9.82	2.74
2010	8.63	0.09	1.05	1.14	(0.11)	(0.11)	9.66	13.32
R-5 shares
2014	13.77	0.19	1.89	2.08	(0.03)	(0.03)	15.82	15.11
2013	11.11	0.17	2.74	2.91	(0.25)	(0.25)	13.77	26.72
2012	9.87	0.17	1.20	1.37	(0.13)	(0.13)	11.11	14.10
2011	9.71	0.12	0.16	0.28	(0.12)	(0.12)	9.87	2.86
2010	8.68	0.10	1.05	1.15	(0.12)	(0.12)	9.71	13.38

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

$78,435	1.15%		1.20%	1.14%	41.3	%(d)
73,120	1.22		1.43	1.21	64.8
62,870	1.31		1.52	1.33	58.3
64,254	1.27		1.42	0.92	70.9
67,982	1.38		1.45	0.78	80.6

2,804,940	0.76	(e)	–	1.51	41.3	(d)
1,657,474	0.79	(e)	–	1.56	64.8
677,325	0.78	(e)	–	1.92	58.3
1,056,201	0.78	(e)	–	1.42	70.9
1,601,614	0.77	(e)	–	1.39	80.6

5,160	1.63	(e)	–	0.56	41.3	(d)
2,175	1.67	(e)	–	0.79	64.8
2,369	1.66	(e)	–	0.99	58.3
2,821	1.66	(e)	–	0.53	70.9
4,179	1.65	(e)	–	0.50	80.6

5,737	1.50	(e)	–	0.75	41.3	(d)
5,605	1.54	(e)	–	0.92	64.8
6,283	1.53	(e)	–	1.15	58.3
9,411	1.53	(e)	–	0.67	70.9
15,933	1.52	(e)	–	0.64	80.6

15,163	1.32	(e)	–	0.94	41.3	(d)
10,306	1.36	(e)	–	1.09	64.8
9,792	1.35	(e)	–	1.31	58.3
13,446	1.35	(e)	–	0.85	70.9
23,390	1.34	(e)	–	0.83	80.6

9,314	1.13	(e)	–	1.09	41.3	(d)
5,773	1.17	(e)	–	1.27	64.8
5,167	1.16	(e)	–	1.58	58.3
10,525	1.16	(e)	–	1.04	70.9
13,028	1.15	(e)	–	1.02	80.6

9,397	1.01	(e)	–	1.26	41.3	(d)
8,642	1.05	(e)	–	1.40	64.8
8,898	1.04	(e)	–	1.63	58.3
10,476	1.04	(e)	–	1.15	70.9
22,321	1.03	(e)	–	1.13	80.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Portfolio turnover rate excludes approximately $123,553,000 of sales from portfolio realignment from the acquisition of LargeCap Value Fund I.
(e)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

MIDCAP FUND
Class J shares
2014	$19.21	$0.04	$2.44	$2.48	$–	($0.42)	($0.42)	$21.27
2013	14.95	0.05	4.57	4.62	(0.13)	(0.23)	(0.36)	19.21
2012	13.60	0.05	2.13	2.18	(0.02)	(0.81)	(0.83)	14.95
2011	12.63	0.01	1.58	1.59	(0.13)	(0.49)	(0.62)	13.60
2010	10.13	0.08	2.45	2.53	(0.03)	–	(0.03)	12.63
Institutional shares
2014	20.15	0.09	2.56	2.65	(0.05)	(0.42)	(0.47)	22.33
2013	15.67	0.10	4.80	4.90	(0.19)	(0.23)	(0.42)	20.15
2012	14.22	0.12	2.22	2.34	(0.08)	(0.81)	(0.89)	15.67
2011	13.18	0.07	1.65	1.72	(0.19)	(0.49)	(0.68)	14.22
2010	10.56	0.15	2.56	2.71	(0.09)	–	(0.09)	13.18
R-1 shares
2014	19.09	(0.07)	2.42	2.35	–	(0.42)	(0.42)	21.02
2013	14.92	(0.04)	4.56	4.52	(0.12)	(0.23)	(0.35)	19.09
2012	13.62	–	2.11	2.11	–	(0.81)	(0.81)	14.92
2011	12.65	(0.04)	1.58	1.54	(0.08)	(0.49)	(0.57)	13.62
2010	10.17	0.05	2.45	2.50	(0.02)	–	(0.02)	12.65
R-2 shares
2014	19.23	(0.05)	2.44	2.39	–	(0.42)	(0.42)	21.20
2013	15.00	(0.02)	4.59	4.57	(0.11)	(0.23)	(0.34)	19.23
2012	13.66	0.01	2.14	2.15	–	(0.81)	(0.81)	15.00
2011	12.71	(0.03)	1.59	1.56	(0.12)	(0.49)	(0.61)	13.66
2010	10.21	0.07	2.46	2.53	(0.03)	–	(0.03)	12.71
R-3 shares
2014	19.64	(0.01)	2.49	2.48	–	(0.42)	(0.42)	21.70
2013	15.32	0.01	4.68	4.69	(0.14)	(0.23)	(0.37)	19.64
2012	13.91	0.04	2.18	2.22	–	(0.81)	(0.81)	15.32
2011	12.93	–	1.61	1.61	(0.14)	(0.49)	(0.63)	13.91
2010	10.38	0.08	2.51	2.59	(0.04)	–	(0.04)	12.93
R-4 shares
2014	20.12	0.03	2.56	2.59	–	(0.42)	(0.42)	22.29
2013	15.66	0.05	4.79	4.84	(0.15)	(0.23)	(0.38)	20.12
2012	14.23	0.07	2.22	2.29	(0.05)	(0.81)	(0.86)	15.66
2011	13.21	0.02	1.66	1.68	(0.17)	(0.49)	(0.66)	14.23
2010	10.59	0.10	2.57	2.67	(0.05)	–	(0.05)	13.21
R-5 shares
2014	19.98	0.05	2.54	2.59	(0.02)	(0.42)	(0.44)	22.13
2013	15.55	0.07	4.75	4.82	(0.16)	(0.23)	(0.39)	19.98
2012	14.12	0.08	2.21	2.29	(0.05)	(0.81)	(0.86)	15.55
2011	13.09	0.04	1.65	1.69	(0.17)	(0.49)	(0.66)	14.12
2010	10.50	0.11	2.55	2.66	(0.07)	–	(0.07)	13.09

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

13.18%	(c)	$290,503	0.92%	0.96%	0.19%	18.3%
31.56	(c)	287,254	0.98	1.18	0.31	13.0
17.27	(c)	222,928	1.10	1.29	0.35	21.1
12.97	(c)	194,970	1.10	1.25	0.08	33.2
25.02	(c)	174,254	1.22	1.29	0.70	26.7

13.45		3,836,296	0.68	–	0.43	18.3
32.04		2,828,522	0.66	0.66	0.59	13.0
17.72		1,389,161	0.65	0.65	0.80	21.1
13.48		580,128	0.65	0.65	0.53	33.2
25.78		392,309	0.66	0.66	1.22	26.7

12.57		32,574	1.47	–	(0.38)	18.3
30.96		20,791	1.48	–	(0.25)	13.0
16.68		7,778	1.50	–	(0.03)	21.1
12.57		1,985	1.51	–	(0.32)	33.2
24.64		2,261	1.52	–	0.40	26.7

12.69		40,695	1.34	–	(0.23)	18.3
31.09		40,741	1.35	–	(0.10)	13.0
16.93		21,181	1.37	–	0.08	21.1
12.66		8,697	1.38	–	(0.21)	33.2
24.81		5,421	1.39	–	0.56	26.7

12.89		158,675	1.16	–	(0.05)	18.3
31.30		155,477	1.17	–	0.08	13.0
17.17		77,423	1.19	–	0.28	21.1
12.85		20,680	1.20	–	(0.03)	33.2
25.01		18,958	1.21	–	0.72	26.7

13.13		168,845	0.97	–	0.14	18.3
31.59		163,047	0.98	–	0.28	13.0
17.33		90,257	1.00	–	0.44	21.1
13.08		44,862	1.01	–	0.16	33.2
25.32		9,201	1.02	–	0.86	26.7

13.25		266,198	0.85	–	0.25	18.3
31.74		196,640	0.86	–	0.37	13.0
17.46		77,833	0.88	–	0.57	21.1
13.34		50,417	0.89	–	0.28	33.2
25.42		36,636	0.90	–	0.96	26.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

MIDCAP GROWTH FUND
Class J shares
2014	$8.00	($0.04)	$0.87	$0.83	($1.87)	($1.87)	$6.96	12.73	(c)
2013	6.51	(0.04)	1.95	1.91	(0.42)	(0.42)	8.00	31.12	(c)
2012	7.15	(0.04)	0.31	0.27	(0.91)	(0.91)	6.51	5.71	(c)
2011	6.49	(0.06)	0.72	0.66	–	–	7.15	10.17	(c)
2010	5.12	(0.05)	1.42	1.37	–	–	6.49	26.76	(c)
Institutional shares
2014	9.08	(0.01)	1.03	1.02	(1.87)	(1.87)	8.23	13.41
2013	7.31	–	2.19	2.19	(0.42)	(0.42)	9.08	31.57
2012	7.86	–	0.36	0.36	(0.91)	(0.91)	7.31	6.40
2011	7.10	(0.03)	0.79	0.76	–	–	7.86	10.70
2010	5.56	(0.02)	1.56	1.54	–	–	7.10	27.72
R-1 shares
2014	8.27	(0.07)	0.91	0.84	(1.87)	(1.87)	7.24	12.34
2013	6.74	(0.06)	2.01	1.95	(0.42)	(0.42)	8.27	30.63
2012	7.38	(0.06)	0.33	0.27	(0.91)	(0.91)	6.74	5.48
2011	6.73	(0.09)	0.74	0.65	–	–	7.38	9.66
2010	5.31	(0.07)	1.49	1.42	–	–	6.73	26.74
R-2 shares
2014	8.60	(0.06)	0.96	0.90	(1.87)	(1.87)	7.63	12.62
2013	6.98	(0.05)	2.09	2.04	(0.42)	(0.42)	8.60	30.86
2012	7.61	(0.05)	0.33	0.28	(0.91)	(0.91)	6.98	5.45
2011	6.92	(0.08)	0.77	0.69	–	–	7.61	9.97
2010	5.46	(0.06)	1.52	1.46	–	–	6.92	26.74
R-3 shares
2014	8.87	(0.05)	1.00	0.95	(1.87)	(1.87)	7.95	12.83
2013	7.18	(0.04)	2.15	2.11	(0.42)	(0.42)	8.87	30.99
2012	7.78	(0.04)	0.35	0.31	(0.91)	(0.91)	7.18	5.75
2011	7.07	(0.07)	0.78	0.71	–	–	7.78	10.04
2010	5.57	(0.05)	1.55	1.50	–	–	7.07	26.93
R-4 shares
2014	9.12	(0.03)	1.02	0.99	(1.87)	(1.87)	8.24	12.96
2013	7.36	(0.03)	2.21	2.18	(0.42)	(0.42)	9.12	31.20
2012	7.93	(0.03)	0.37	0.34	(0.91)	(0.91)	7.36	6.05
2011	7.19	(0.05)	0.79	0.74	–	–	7.93	10.29
2010	5.65	(0.04)	1.58	1.54	–	–	7.19	27.26
R-5 shares
2014	9.30	(0.02)	1.05	1.03	(1.87)	(1.87)	8.46	13.16
2013	7.48	(0.02)	2.26	2.24	(0.42)	(0.42)	9.30	31.51
2012	8.05	(0.02)	0.36	0.34	(0.91)	(0.91)	7.48	5.95
2011	7.29	(0.05)	0.81	0.76	–	–	8.05	10.43
2010	5.72	(0.04)	1.61	1.57	–	–	7.29	27.45

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

			Ratio of Net
	Ratio of Expenses	Ratio of Gross	Investment Income
Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

$42,144	1.20%	1.24%	(0.55)%	184.6%
31,805	1.22	1.42	(0.51)	222.6
23,812	1.28	1.47	(0.60)	167.6
24,203	1.21	1.35	(0.83)	155.1
22,826	1.35	1.42	(0.91)	214.7

33,471	0.75	0.78	(0.14)	184.6
65,325	0.74	0.77	(0.04)	222.6
49,383	0.70	0.78	(0.02)	167.6
53,210	0.70	0.73	(0.32)	155.1
34,798	0.70	0.75	(0.25)	214.7

1,269	1.56	–	(0.92)	184.6
1,518	1.56	–	(0.85)	222.6
1,503	1.56	–	(0.88)	167.6
1,441	1.55	–	(1.18)	155.1
1,158	1.56	–	(1.12)	214.7

2,751	1.43	–	(0.78)	184.6
2,699	1.43	–	(0.72)	222.6
2,609	1.43	–	(0.76)	167.6
3,331	1.42	–	(1.04)	155.1
3,152	1.43	–	(0.99)	214.7

4,118	1.25	–	(0.58)	184.6
3,830	1.25	–	(0.52)	222.6
5,306	1.25	–	(0.58)	167.6
6,698	1.24	–	(0.86)	155.1
7,430	1.25	–	(0.75)	214.7

2,193	1.06	–	(0.42)	184.6
2,239	1.06	–	(0.35)	222.6
2,608	1.06	–	(0.45)	167.6
9,194	1.05	–	(0.67)	155.1
8,584	1.06	–	(0.62)	214.7

14,192	0.94	–	(0.29)	184.6
15,380	0.94	–	(0.26)	222.6
19,913	0.94	–	(0.30)	167.6
33,603	0.93	–	(0.55)	155.1
33,306	0.94	–	(0.55)	214.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP GROWTH FUND III
Class J shares
2014	$12.69	($0.06)	$1.10	$1.04	$–	($2.47)	($2.47)	$11.26
2013	9.91	(0.06)	3.08	3.02	–	(0.24)	(0.24)	12.69
2012	9.71	(0.05)	0.25	0.20	–	–	–	9.91
2011	8.82	(0.06)	0.95	0.89	–	–	–	9.71
2010	6.90	(0.07)	1.99	1.92	–	–	–	8.82
Institutional shares
2014	13.97	(0.01)	1.23	1.22	–	(2.47)	(2.47)	12.72
2013	10.87	–	3.38	3.38	(0.04)	(0.24)	(0.28)	13.97
2012	10.59	0.01	0.27	0.28	–	–	–	10.87
2011	9.57	(0.01)	1.03	1.02	–	–	–	10.59
2010	7.44	(0.01)	2.14	2.13	–	–	–	9.57
R-1 shares
2014	12.91	(0.11)	1.13	1.02	–	(2.47)	(2.47)	11.46
2013	10.12	(0.10)	3.13	3.03	–	(0.24)	(0.24)	12.91
2012	9.95	(0.08)	0.25	0.17	–	–	–	10.12
2011	9.07	(0.10)	0.98	0.88	–	–	–	9.95
2010	7.11	(0.08)	2.04	1.96	–	–	–	9.07
R-2 shares
2014	13.16	(0.09)	1.15	1.06	–	(2.47)	(2.47)	11.75
2013	10.30	(0.09)	3.19	3.10	–	(0.24)	(0.24)	13.16
2012	10.11	(0.07)	0.26	0.19	–	–	–	10.30
2011	9.21	(0.08)	0.98	0.90	–	–	–	10.11
2010	7.21	(0.07)	2.07	2.00	–	–	–	9.21
R-3 shares
2014	13.71	(0.08)	1.20	1.12	–	(2.47)	(2.47)	12.36
2013	10.70	(0.07)	3.32	3.25	–	(0.24)	(0.24)	13.71
2012	10.48	(0.05)	0.27	0.22	–	–	–	10.70
2011	9.53	(0.07)	1.02	0.95	–	–	–	10.48
2010	7.45	(0.06)	2.14	2.08	–	–	–	9.53
R-4 shares
2014	13.85	(0.05)	1.21	1.16	–	(2.47)	(2.47)	12.54
2013	10.79	(0.05)	3.35	3.30	–	(0.24)	(0.24)	13.85
2012	10.55	(0.04)	0.28	0.24	–	–	–	10.79
2011	9.57	(0.05)	1.03	0.98	–	–	–	10.55
2010	7.47	(0.04)	2.14	2.10	–	–	–	9.57
R-5 shares
2014	14.13	(0.04)	1.25	1.21	–	(2.47)	(2.47)	12.87
2013	10.99	(0.03)	3.41	3.38	–	(0.24)	(0.24)	14.13
2012	10.74	(0.02)	0.27	0.25	–	–	–	10.99
2011	9.73	(0.04)	1.05	1.01	–	–	–	10.74
2010	7.58	(0.04)	2.19	2.15	–	–	–	9.73

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

9.50%	(c)	$37,273	1.41%		1.47%	(0.53)%	131.4%
31.14	(c)	37,316	1.43		1.65	(0.53)	105.0
2.06	(c)	29,541	1.50		1.71	(0.48)	127.6
10.09	(c)	32,439	1.45		1.62	(0.58)	107.8
27.83	(c)	30,949	1.65		1.74	(0.83)	98.1

9.99		1,378,931	0.95	(d)	–	(0.07)	131.4
31.78		1,406,949	0.95	(d)	–	(0.04)	105.0
2.64		1,310,305	0.95	(d)	–	0.07	127.6
10.66		1,340,389	0.95	(d)	–	(0.08)	107.8
28.63		1,206,656	0.96	(d)	–	(0.14)	98.1

9.12		3,400	1.83	(d)	–	(0.95)	131.4
30.57		3,446	1.83	(d)	–	(0.88)	105.0
1.71		3,731	1.83	(d)	–	(0.82)	127.6
9.70		4,645	1.83	(d)	–	(0.94)	107.8
27.57		5,095	1.84	(d)	–	(1.01)	98.1

9.27		4,970	1.70	(d)	–	(0.81)	131.4
30.72		6,205	1.70	(d)	–	(0.78)	105.0
1.88		6,229	1.70	(d)	–	(0.69)	127.6
9.77		7,782	1.70	(d)	–	(0.77)	107.8
27.74		11,680	1.71	(d)	–	(0.88)	98.1

9.36		18,078	1.52	(d)	–	(0.63)	131.4
30.98		22,048	1.52	(d)	–	(0.58)	105.0
2.10		23,334	1.52	(d)	–	(0.50)	127.6
9.97		32,650	1.52	(d)	–	(0.64)	107.8
27.92		38,227	1.53	(d)	–	(0.70)	98.1

9.58		22,511	1.33	(d)	–	(0.44)	131.4
31.19		27,086	1.33	(d)	–	(0.39)	105.0
2.27		24,559	1.33	(d)	–	(0.32)	127.6
10.24		33,364	1.33	(d)	–	(0.45)	107.8
28.11		32,907	1.34	(d)	–	(0.51)	98.1

9.76		11,399	1.21	(d)	–	(0.30)	131.4
31.38		20,890	1.21	(d)	–	(0.22)	105.0
2.33		37,395	1.21	(d)	–	(0.19)	127.6
10.38		35,709	1.21	(d)	–	(0.34)	107.8
28.36		22,341	1.22	(d)	–	(0.41)	98.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2014	$18.35	$0.15	$1.80	$1.95	($0.12)	($0.60)	($0.72)	$19.58
2013	14.43	0.14	4.40	4.54	(0.13)	(0.49)	(0.62)	18.35
2012	13.60	0.10	1.34	1.44	(0.07)	(0.54)	(0.61)	14.43
2011	12.79	0.08	0.92	1.00	(0.06)	(0.13)	(0.19)	13.60
2010	10.17	0.07	2.62	2.69	(0.07)	–	(0.07)	12.79
Institutional shares
2014	18.74	0.23	1.84	2.07	(0.18)	(0.60)	(0.78)	20.03
2013	14.73	0.22	4.47	4.69	(0.19)	(0.49)	(0.68)	18.74
2012	13.87	0.17	1.36	1.53	(0.13)	(0.54)	(0.67)	14.73
2011	13.04	0.14	0.95	1.09	(0.13)	(0.13)	(0.26)	13.87
2010	10.36	0.14	2.67	2.81	(0.13)	–	(0.13)	13.04
R-1 shares
2014	18.58	0.07	1.82	1.89	(0.09)	(0.60)	(0.69)	19.78
2013	14.60	0.08	4.46	4.54	(0.07)	(0.49)	(0.56)	18.58
2012	13.74	0.05	1.36	1.41	(0.01)	(0.54)	(0.55)	14.60
2011	12.94	0.03	0.93	0.96	(0.03)	(0.13)	(0.16)	13.74
2010	10.31	0.04	2.65	2.69	(0.06)	–	(0.06)	12.94
R-2 shares
2014	18.98	0.10	1.86	1.96	(0.06)	(0.60)	(0.66)	20.28
2013	14.89	0.10	4.55	4.65	(0.07)	(0.49)	(0.56)	18.98
2012	13.99	0.07	1.39	1.46	(0.02)	(0.54)	(0.56)	14.89
2011	13.16	0.05	0.95	1.00	(0.04)	(0.13)	(0.17)	13.99
2010	10.47	0.06	2.70	2.76	(0.07)	–	(0.07)	13.16
R-3 shares
2014	18.94	0.13	1.86	1.99	(0.09)	(0.60)	(0.69)	20.24
2013	14.88	0.13	4.54	4.67	(0.12)	(0.49)	(0.61)	18.94
2012	14.01	0.09	1.39	1.48	(0.07)	(0.54)	(0.61)	14.88
2011	13.19	0.07	0.95	1.02	(0.07)	(0.13)	(0.20)	14.01
2010	10.49	0.08	2.71	2.79	(0.09)	–	(0.09)	13.19
R-4 shares
2014	19.00	0.17	1.86	2.03	(0.14)	(0.60)	(0.74)	20.29
2013	14.93	0.16	4.55	4.71	(0.15)	(0.49)	(0.64)	19.00
2012	14.04	0.12	1.40	1.52	(0.09)	(0.54)	(0.63)	14.93
2011	13.21	0.10	0.95	1.05	(0.09)	(0.13)	(0.22)	14.04
2010	10.51	0.10	2.70	2.80	(0.10)	–	(0.10)	13.21
R-5 shares
2014	19.13	0.19	1.87	2.06	(0.15)	(0.60)	(0.75)	20.44
2013	15.02	0.19	4.57	4.76	(0.16)	(0.49)	(0.65)	19.13
2012	14.12	0.14	1.40	1.54	(0.10)	(0.54)	(0.64)	15.02
2011	13.28	0.12	0.95	1.07	(0.10)	(0.13)	(0.23)	14.12
2010	10.55	0.12	2.72	2.84	(0.11)	–	(0.11)	13.28

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

10.96%	(c)	$88,285	0.60%	0.64%	0.79%	13.9%
32.57	(c)	73,163	0.65	0.85	0.86	11.2
11.31	(c)	47,839	0.66	0.85	0.72	14.5
7.81	(c)	44,558	0.66	0.80	0.56	15.8
26.57	(c)	41,637	0.82	0.89	0.59	17.5

11.44		534,362	0.20	0.20	1.19	13.9
33.09		402,962	0.21	0.21	1.30	11.2
11.86		250,683	0.20	0.24	1.18	14.5
8.35		177,993	0.20	0.26	1.01	15.8
27.35		90,574	0.20	0.35	1.19	17.5

10.48		20,397	1.04	–	0.35	13.9
32.08		12,674	1.04	–	0.50	11.2
10.92		9,930	1.04	–	0.34	14.5
7.43		9,042	1.04	–	0.18	15.8
26.17		8,529	1.05	–	0.36	17.5

10.61		21,010	0.91	–	0.49	13.9
32.24		20,660	0.91	–	0.62	11.2
11.08		17,916	0.91	–	0.47	14.5
7.55		19,215	0.91	–	0.31	15.8
26.43		22,947	0.92	–	0.49	17.5

10.82		124,106	0.73	–	0.67	13.9
32.42		133,208	0.73	–	0.79	11.2
11.31		83,360	0.73	–	0.64	14.5
7.68		61,273	0.73	–	0.49	15.8
26.68		49,027	0.74	–	0.68	17.5

11.02		110,658	0.54	–	0.85	13.9
32.66		89,068	0.54	–	0.97	11.2
11.54		53,385	0.54	–	0.84	14.5
7.94		43,311	0.54	–	0.68	15.8
26.82		37,573	0.55	–	0.86	17.5

11.11		215,084	0.42	–	0.98	13.9
32.85		181,266	0.42	–	1.09	11.2
11.62		113,313	0.42	–	0.96	14.5
8.08		93,033	0.42	–	0.80	15.8
27.11		89,087	0.43	–	0.98	17.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2014	$18.32	$0.03	$2.17	$2.20	($0.04)	($4.14)	($4.18)	$16.34
2013	14.03	0.07	4.33	4.40	(0.11)	–	(0.11)	18.32
2012	12.47	0.07	1.51	1.58	(0.02)	–	(0.02)	14.03
2011	12.06	0.03	0.45	0.48	(0.07)	–	(0.07)	12.47
2010	9.63	0.07	2.42	2.49	(0.06)	–	(0.06)	12.06
Institutional shares
2014	18.45	0.10	2.18	2.28	(0.10)	(4.14)	(4.24)	16.49
2013	14.14	0.15	4.34	4.49	(0.18)	–	(0.18)	18.45
2012	12.57	0.15	1.51	1.66	(0.09)	–	(0.09)	14.14
2011	12.17	0.10	0.45	0.55	(0.15)	–	(0.15)	12.57
2010	9.69	0.14	2.44	2.58	(0.10)	–	(0.10)	12.17
R-1 shares
2014	18.05	(0.04)	2.13	2.09	–	(4.14)	(4.14)	16.00
2013	13.83	–	4.27	4.27	(0.05)	–	(0.05)	18.05
2012	12.32	0.03	1.48	1.51	–	–	–	13.83
2011	11.94	(0.02)	0.45	0.43	(0.05)	–	(0.05)	12.32
2010	9.53	0.05	2.40	2.45	(0.04)	–	(0.04)	11.94
R-2 shares
2014	18.10	(0.02)	2.14	2.12	–	(4.14)	(4.14)	16.08
2013	13.87	0.02	4.28	4.30	(0.07)	–	(0.07)	18.10
2012	12.34	0.05	1.48	1.53	–	–	–	13.87
2011	11.94	–	0.45	0.45	(0.05)	–	(0.05)	12.34
2010	9.54	0.06	2.39	2.45	(0.05)	–	(0.05)	11.94
R-3 shares
2014	18.25	0.01	2.16	2.17	(0.02)	(4.14)	(4.16)	16.26
2013	13.99	0.05	4.31	4.36	(0.10)	–	(0.10)	18.25
2012	12.43	0.07	1.50	1.57	(0.01)	–	(0.01)	13.99
2011	12.04	0.02	0.46	0.48	(0.09)	–	(0.09)	12.43
2010	9.61	0.08	2.41	2.49	(0.06)	–	(0.06)	12.04
R-4 shares
2014	18.30	0.04	2.16	2.20	(0.05)	(4.14)	(4.19)	16.31
2013	14.03	0.08	4.32	4.40	(0.13)	–	(0.13)	18.30
2012	12.46	0.09	1.52	1.61	(0.04)	–	(0.04)	14.03
2011	12.08	0.05	0.44	0.49	(0.11)	–	(0.11)	12.46
2010	9.63	0.10	2.42	2.52	(0.07)	–	(0.07)	12.08
R-5 shares
2014	18.36	0.06	2.17	2.23	(0.06)	(4.14)	(4.20)	16.39
2013	14.08	0.10	4.33	4.43	(0.15)	–	(0.15)	18.36
2012	12.52	0.11	1.51	1.62	(0.06)	–	(0.06)	14.08
2011	12.12	0.06	0.46	0.52	(0.12)	–	(0.12)	12.52
2010	9.66	0.11	2.43	2.54	(0.08)	–	(0.08)	12.12

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

14.64	%(c)	$77,754	1.36%		1.46%	0.17%	85.3%
31.54	(c)	65,896	1.43		1.65	0.42	98.6
12.66	(c)	52,378	1.51		1.72	0.56	87.3
3.99	(c)	52,154	1.48		1.64	0.23	80.3
25.96	(c)	55,107	1.64		1.73	0.64	83.6

15.07		1,377,675	0.94	(d)	–	0.59	85.3
32.12		1,279,003	0.98	(d)	–	0.93	98.6
13.28		1,431,810	0.98	(d)	–	1.09	87.3
4.49		1,256,845	0.98	(d)	–	0.73	80.3
26.78		1,269,331	0.98	(d)	–	1.30	83.6

14.13		6,852	1.80	(d)	–	(0.27)	85.3
30.99		6,643	1.84	(d)	–	0.00	98.6
12.26		6,229	1.85	(d)	–	0.22	87.3
3.59		5,985	1.85	(d)	–	(0.14)	80.3
25.75		7,222	1.85	(d)	–	0.43	83.6

14.30		12,046	1.67	(d)	–	(0.13)	85.3
31.14		15,229	1.71	(d)	–	0.16	98.6
12.40		14,689	1.72	(d)	–	0.35	87.3
3.79		15,380	1.72	(d)	–	0.01	80.3
25.77		19,875	1.72	(d)	–	0.56	83.6

14.49		37,981	1.49	(d)	–	0.05	85.3
31.32		39,275	1.53	(d)	–	0.31	98.6
12.66		32,137	1.54	(d)	–	0.53	87.3
3.95		39,064	1.54	(d)	–	0.17	80.3
26.02		34,752	1.54	(d)	–	0.76	83.6

14.66		36,994	1.30	(d)	–	0.24	85.3
31.60		35,447	1.34	(d)	–	0.50	98.6
12.92		27,235	1.35	(d)	–	0.71	87.3
4.04		28,916	1.35	(d)	–	0.36	80.3
26.32		28,066	1.35	(d)	–	0.93	83.6

14.86		83,762	1.18	(d)	–	0.35	85.3
31.77		68,821	1.22	(d)	–	0.64	98.6
12.98		57,052	1.23	(d)	–	0.85	87.3
4.26		40,902	1.23	(d)	–	0.47	80.3
26.44		31,022	1.23	(d)	–	1.04	83.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class J shares
2014	$17.94	$0.17	$2.09	$2.26	($0.15)	($0.53)	($0.68)	$19.52
2013	13.60	0.17	4.33	4.50	(0.16)	–	(0.16)	17.94
2012	11.97	0.15	1.59	1.74	(0.11)	–	(0.11)	13.60
2011	11.27	0.12	0.71	0.83	(0.13)	–	(0.13)	11.97
2010	9.18	0.11	2.11	2.22	(0.13)	–	(0.13)	11.27
Institutional shares
2014	18.88	0.26	2.20	2.46	(0.21)	(0.53)	(0.74)	20.60
2013	14.31	0.24	4.55	4.79	(0.22)	–	(0.22)	18.88
2012	12.59	0.23	1.66	1.89	(0.17)	–	(0.17)	14.31
2011	11.85	0.17	0.76	0.93	(0.19)	–	(0.19)	12.59
2010	9.62	0.17	2.24	2.41	(0.18)	–	(0.18)	11.85
R-1 shares
2014	18.07	0.08	2.11	2.19	(0.08)	(0.53)	(0.61)	19.65
2013	13.69	0.10	4.36	4.46	(0.08)	–	(0.08)	18.07
2012	12.03	0.10	1.60	1.70	(0.04)	–	(0.04)	13.69
2011	11.34	0.08	0.70	0.78	(0.09)	–	(0.09)	12.03
2010	9.26	0.08	2.12	2.20	(0.12)	–	(0.12)	11.34
R-2 shares
2014	18.18	0.10	2.12	2.22	(0.11)	(0.53)	(0.64)	19.76
2013	13.79	0.12	4.39	4.51	(0.12)	–	(0.12)	18.18
2012	12.11	0.12	1.61	1.73	(0.05)	–	(0.05)	13.79
2011	11.42	0.08	0.72	0.80	(0.11)	–	(0.11)	12.11
2010	9.31	0.09	2.15	2.24	(0.13)	–	(0.13)	11.42
R-3 shares
2014	18.07	0.13	2.11	2.24	(0.14)	(0.53)	(0.67)	19.64
2013	13.73	0.14	4.37	4.51	(0.17)	–	(0.17)	18.07
2012	12.08	0.15	1.59	1.74	(0.09)	–	(0.09)	13.73
2011	11.39	0.10	0.72	0.82	(0.13)	–	(0.13)	12.08
2010	9.28	0.11	2.14	2.25	(0.14)	–	(0.14)	11.39
R-4 shares
2014	17.92	0.16	2.10	2.26	(0.17)	(0.53)	(0.70)	19.48
2013	13.61	0.17	4.33	4.50	(0.19)	–	(0.19)	17.92
2012	11.98	0.17	1.58	1.75	(0.12)	–	(0.12)	13.61
2011	11.29	0.13	0.71	0.84	(0.15)	–	(0.15)	11.98
2010	9.18	0.13	2.12	2.25	(0.14)	–	(0.14)	11.29
R-5 shares
2014	18.03	0.19	2.12	2.31	(0.16)	(0.53)	(0.69)	19.65
2013	13.70	0.20	4.33	4.53	(0.20)	–	(0.20)	18.03
2012	12.05	0.18	1.60	1.78	(0.13)	–	(0.13)	13.70
2011	11.36	0.14	0.71	0.85	(0.16)	–	(0.16)	12.05
2010	9.25	0.15	2.12	2.27	(0.16)	–	(0.16)	11.36

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

12.97%	(c)	$112,480	1.02%		1.07%	0.93%	70.2%
33.42	(c)	103,978	1.05		1.27	1.11	88.3
14.65	(c)	82,259	1.16		1.36	1.19	52.9
7.37	(c)	79,335	1.13		1.28	0.95	86.4
24.36	(c)	82,140	1.24		1.31	1.05	92.4

13.44		822,011	0.64		0.65	1.29	70.2
33.96		640,181	0.66		0.67	1.40	88.3
15.18		1,893	0.69		2.25	1.68	52.9
7.86		817	0.70		4.18	1.39	86.4
25.32		183	0.70		10.72	1.58	92.4

12.45		1,046	1.51	(d)	–	0.41	70.2
32.79		452	1.53	(d)	–	0.64	88.3
14.20		318	1.56	(d)	–	0.79	52.9
6.88		332	1.55	(d)	–	0.63	86.4
23.90		520	1.56	(d)	–	0.73	92.4

12.58		1,663	1.38	(d)	–	0.53	70.2
32.94		1,176	1.40	(d)	–	0.77	88.3
14.38		871	1.43	(d)	–	0.93	52.9
6.97		981	1.42	(d)	–	0.68	86.4
24.22		1,455	1.43	(d)	–	0.88	92.4

12.75		9,010	1.20	(d)	–	0.69	70.2
33.18		4,319	1.22	(d)	–	0.90	88.3
14.52		2,188	1.25	(d)	–	1.12	52.9
7.23		1,834	1.24	(d)	–	0.85	86.4
24.38		1,758	1.25	(d)	–	1.03	92.4

12.99		14,160	1.01	(d)	–	0.83	70.2
33.44		4,061	1.03	(d)	–	1.04	88.3
14.72		1,125	1.06	(d)	–	1.30	52.9
7.46		1,049	1.05	(d)	–	1.07	86.4
24.66		1,252	1.06	(d)	–	1.24	92.4

13.19		17,886	0.89	(d)	–	1.03	70.2
33.53		11,095	0.91	(d)	–	1.26	88.3
14.96		6,614	0.94	(d)	–	1.41	52.9
7.52		5,595	0.93	(d)	–	1.18	86.4
24.74		6,425	0.94	(d)	–	1.39	92.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net		Total
	Value,	Investment	Total From	Dividends	Net Asset			Net Assets, End of
	Beginning	Income	Investment	and	Value, End			Period (in
	of Period	(Loss)(a)	Operations	Distributions	of Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2014	$1.00	$–	$–	$–	$1.00	0.00	%(c)	$249,914
2013	1.00	–	–	–	1.00	0.00	(c)	278,536
2012	1.00	–	–	–	1.00	0.00	(c)	282,576
2011	1.00	–	–	–	1.00	0.00	(c)	316,914
2010	1.00	–	–	–	1.00	0.00	(c)	310,250
Institutional shares
2014	1.00	–	–	–	1.00	0.00		337,381
2013	1.00	–	–	–	1.00	0.00		357,925
2012	1.00	–	–	–	1.00	0.00		353,584
2011	1.00	–	–	–	1.00	0.00		263,071
2010	1.00	–	–	–	1.00	0.00		202,082

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

		Ratio of Net
Ratio of Expenses	Ratio of Gross	Investment Income
to Average Net	Expenses to Average	to Average Net
Assets	Net Assets(b)	Assets

0.17%	0.82%	0.00%
0.21	0.82	0.00
0.29	0.87	0.00
0.28	0.76	0.00
0.35	0.85	0.00

0.17	0.42	0.00
0.21	0.41	0.00
0.28	0.43	0.00
0.28	0.41	0.00
0.35	0.42	0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

OVERSEAS FUND
Institutional shares
2014		$12.11	$0.25	($0.08)	$0.17	($0.22)	($0.55)	($0.77)	$11.51
2013		9.96	0.24	2.13	2.37	(0.22)	–	(0.22)	12.11
2012		9.89	0.24	0.47	0.71	(0.23)	(0.41)	(0.64)	9.96
2011		11.44	0.24	(0.88)	(0.64)	(0.14)	(0.77)	(0.91)	9.89
2010		10.70	0.18	1.01	1.19	(0.18)	(0.27)	(0.45)	11.44
R-1 shares
2014		12.01	0.15	(0.08)	0.07	(0.13)	(0.55)	(0.68)	11.40
2013		9.90	0.15	2.11	2.26	(0.15)	–	(0.15)	12.01
2012	(c)	9.89	0.15	(0.14)	0.01	–	–	–	9.90
R-2 shares
2014		12.02	0.16	(0.07)	0.09	(0.14)	(0.55)	(0.69)	11.42
2013		9.91	0.16	2.11	2.27	(0.16)	–	(0.16)	12.02
2012	(c)	9.89	0.16	(0.14)	0.02	–	–	–	9.91
R-3 shares
2014		12.04	0.19	(0.08)	0.11	(0.19)	(0.55)	(0.74)	11.41
2013		9.92	0.20	2.09	2.29	(0.17)	–	(0.17)	12.04
2012	(c)	9.89	0.17	(0.14)	0.03	–	–	–	9.92
R-4 shares
2014		12.07	0.21	(0.08)	0.13	(0.20)	(0.55)	(0.75)	11.45
2013		9.94	0.07	2.25	2.32	(0.19)	–	(0.19)	12.07
2012	(c)	9.89	0.18	(0.13)	0.05	–	–	–	9.94
R-5 shares
2014		12.06	0.22	(0.07)	0.15	(0.20)	(0.55)	(0.75)	11.46
2013		9.95	0.21	2.12	2.33	(0.22)	–	(0.22)	12.06
2012	(c)	9.89	0.19	(0.13)	0.06	–	–	–	9.95

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

1.49%		$2,559,657	1.06	%(b)	2.14%		34.9%
24.16		2,280,703	1.07	(b)	2.25		35.3
8.29		1,707,927	1.08	(b)	2.58		27.9
(6.01)		1,351,191	1.08	(b)	2.25		38.6
11.38		1,137,569	1.09	(b)	1.73		87.2

0.63		12	1.93	(b)	1.24		34.9
23.09		12	1.94	(b)	1.35		35.3
0.10	(d)	10	1.94 (b)	,(e)	2.31	(e)	27.9	(e)

0.82		12	1.80	(b)	1.37		34.9
23.19		12	1.81	(b)	1.48		35.3
0.20	(d)	10	1.82 (b)	,(e)	2.45	(e)	27.9	(e)

0.94		249	1.62	(b)	1.58		34.9
23.42		172	1.63	(b)	1.85		35.3
0.30	(d)	10	1.64 (b)	,(e)	2.61	(e)	27.9	(e)

1.15		484	1.43	(b)	1.81		34.9
23.65		469	1.44	(b)	0.61		35.3
0.51	(d)	10	1.45 (b)	,(e)	2.79	(e)	27.9	(e)

1.26		554	1.31	(b)	1.87		34.9
23.75		606	1.32	(b)	1.99		35.3
0.61	(d)	10	1.33 (b)	,(e)	2.94	(e)	27.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from March 1, 2012, date operations commenced, through October 31, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2014		$53.31	$0.71	$7.41	$8.12	($0.61)	($1.15)	($1.76)	$59.67
2013		42.34	0.77	11.42	12.19	(0.73)	(0.49)	(1.22)	53.31
2012		38.63	0.56	4.05	4.61	(0.42)	(0.48)	(0.90)	42.34
2011		37.63	0.47	2.21	2.68	(0.57)	(1.11)	(1.68)	38.63
2010		32.93	0.67	4.56	5.23	(0.31)	(0.22)	(0.53)	37.63
R-1 shares
2014		52.40	0.22	7.30	7.52	(0.09)	(1.15)	(1.24)	58.68
2013		41.64	0.38	11.24	11.62	(0.37)	(0.49)	(0.86)	52.40
2012		38.18	0.20	4.01	4.21	(0.27)	(0.48)	(0.75)	41.64
2011		37.42	0.08	2.24	2.32	(0.45)	(1.11)	(1.56)	38.18
2010	(b)	35.15	0.05	2.22	2.27	–	–	–	37.42
R-2 shares
2014		52.56	0.29	7.32	7.61	(0.23)	(1.15)	(1.38)	58.79
2013		41.78	0.41	11.30	11.71	(0.44)	(0.49)	(0.93)	52.56
2012		38.26	0.26	4.00	4.26	(0.26)	(0.48)	(0.74)	41.78
2011		37.44	0.14	2.25	2.39	(0.46)	(1.11)	(1.57)	38.26
2010	(b)	35.15	0.53	1.76	2.29	–	–	–	37.44
R-3 shares
2014		52.58	0.38	7.32	7.70	(0.35)	(1.15)	(1.50)	58.78
2013		41.85	0.46	11.33	11.79	(0.57)	(0.49)	(1.06)	52.58
2012		38.31	0.33	4.01	4.34	(0.32)	(0.48)	(0.80)	41.85
2011		37.49	0.21	2.25	2.46	(0.53)	(1.11)	(1.64)	38.31
2010	(b)	35.15	0.02	2.32	2.34	–	–	–	37.49
R-4 shares
2014		52.91	0.50	7.35	7.85	(0.44)	(1.15)	(1.59)	59.17
2013		42.05	0.58	11.37	11.95	(0.60)	(0.49)	(1.09)	52.91
2012		38.42	0.40	4.03	4.43	(0.32)	(0.48)	(0.80)	42.05
2011		37.53	0.31	2.23	2.54	(0.54)	(1.11)	(1.65)	38.42
2010	(b)	35.15	0.11	2.27	2.38	–	–	–	37.53
R-5 shares
2014		53.06	0.56	7.38	7.94	(0.51)	(1.15)	(1.66)	59.34
2013		42.15	0.64	11.39	12.03	(0.63)	(0.49)	(1.12)	53.06
2012		38.50	0.47	4.01	4.48	(0.35)	(0.48)	(0.83)	42.15
2011		37.57	0.37	2.22	2.59	(0.55)	(1.11)	(1.66)	38.50
2010	(b)	35.15	0.15	2.27	2.42	–	–	–	37.57

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

15.62%		$1,507,343	0.46%		1.27%		8.3%
29.52		1,357,704	0.48		1.63		14.3
12.28		1,053,972	0.50		1.38		8.2
7.15		907,061	0.52		1.19		12.7
16.02		578,458	0.58		1.89		15.3

14.60		1,635	1.34		0.39		8.3
28.39		1,424	1.35		0.82		14.3
11.32		1,789	1.37		0.50		8.2
6.22		1,585	1.39		0.22		12.7
6.46	(c)	245	1.47	(d)	0.21	(d)	15.3	(d)

14.77		2,155	1.21		0.52		8.3
28.56		2,228	1.22		0.88		14.3
11.43		1,800	1.24		0.65		8.2
6.41		1,840	1.26		0.36		12.7
6.51	(c)	82	1.34	(d)	2.28	(d)	15.3	(d)

14.97		24,394	1.03		0.70		8.3
28.79		19,700	1.04		0.97		14.3
11.64		9,790	1.06		0.82		8.2
6.59		7,551	1.08		0.54		12.7
6.66	(c)	1,084	1.16	(d)	0.07	(d)	15.3	(d)

15.17		15,267	0.84		0.90		8.3
29.05		16,588	0.85		1.22		14.3
11.83		9,840	0.87		0.98		8.2
6.80		7,661	0.89		0.81		12.7
6.77	(c)	2,816	0.97	(d)	0.46	(d)	15.3	(d)

15.32		36,551	0.72		1.00		8.3
29.20		29,179	0.73		1.35		14.3
11.96		16,559	0.75		1.15		8.2
6.91		17,231	0.77		0.94		12.7
6.88	(c)	11,504	0.85	(d)	0.64	(d)	15.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2010, date operations commenced, through October 31, 2010.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning	Income Gain	(Loss) on	Investment	Investment	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2014	$13.07	$0.23	$0.58	$0.81	($0.23)	($0.23)	$13.65	6.25	%(d)
2013	12.08	0.25	1.00	1.25	(0.26)	(0.26)	13.07	10.51	(d)
2012	11.31	0.21	0.81	1.02	(0.25)	(0.25)	12.08	9.22	(d)
2011	11.10	0.25	0.20	0.45	(0.24)	(0.24)	11.31	4.10	(d)
2010	9.81	0.25	1.32	1.57	(0.28)	(0.28)	11.10	16.29	(d)
Institutional shares
2014	13.13	0.27	0.58	0.85	(0.27)	(0.27)	13.71	6.54
2013	12.14	0.30	0.99	1.29	(0.30)	(0.30)	13.13	10.81
2012	11.37	0.25	0.81	1.06	(0.29)	(0.29)	12.14	9.58
2011	11.16	0.29	0.21	0.50	(0.29)	(0.29)	11.37	4.52
2010	9.86	0.29	1.33	1.62	(0.32)	(0.32)	11.16	16.79
R-1 shares
2014	13.00	0.17	0.55	0.72	(0.14)	(0.14)	13.58	5.61
2013	12.01	0.19	0.98	1.17	(0.18)	(0.18)	13.00	9.90
2012	11.24	0.15	0.80	0.95	(0.18)	(0.18)	12.01	8.62
2011	11.03	0.19	0.21	0.40	(0.19)	(0.19)	11.24	3.63
2010	9.77	0.20	1.31	1.51	(0.25)	(0.25)	11.03	15.66
R-2 shares
2014	13.00	0.18	0.56	0.74	(0.16)	(0.16)	13.58	5.74
2013	12.00	0.22	0.97	1.19	(0.19)	(0.19)	13.00	10.09
2012	11.22	0.17	0.80	0.97	(0.19)	(0.19)	12.00	8.77
2011	11.02	0.22	0.19	0.41	(0.21)	(0.21)	11.22	3.70
2010	9.75	0.22	1.30	1.52	(0.25)	(0.25)	11.02	15.84
R-3 shares
2014	12.99	0.19	0.57	0.76	(0.19)	(0.19)	13.56	5.93
2013	12.01	0.23	0.98	1.21	(0.23)	(0.23)	12.99	10.20
2012	11.24	0.19	0.79	0.98	(0.21)	(0.21)	12.01	8.94
2011	11.03	0.22	0.21	0.43	(0.22)	(0.22)	11.24	3.95
2010	9.76	0.23	1.31	1.54	(0.27)	(0.27)	11.03	16.09
R-4 shares
2014	13.03	0.23	0.56	0.79	(0.22)	(0.22)	13.60	6.10
2013	12.03	0.24	1.00	1.24	(0.24)	(0.24)	13.03	10.52
2012	11.27	0.21	0.79	1.00	(0.24)	(0.24)	12.03	9.12
2011	11.07	0.25	0.20	0.45	(0.25)	(0.25)	11.27	4.09
2010	9.79	0.25	1.32	1.57	(0.29)	(0.29)	11.07	16.34
R-5 shares
2014	13.06	0.24	0.57	0.81	(0.23)	(0.23)	13.64	6.29
2013	12.07	0.27	0.99	1.26	(0.27)	(0.27)	13.06	10.59
2012	11.30	0.22	0.81	1.03	(0.26)	(0.26)	12.07	9.31
2011	11.10	0.28	0.18	0.46	(0.26)	(0.26)	11.30	4.16
2010	9.81	0.28	1.31	1.59	(0.30)	(0.30)	11.10	16.52

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

			Ratio of Net
	Ratio of Expenses	Ratio of Gross	Investment Income
Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

$255,331	0.33%	0.37%	1.71%	24.1%
235,463	0.34	0.54	2.00	15.2
214,077	0.37	0.56	1.82	28.7
202,423	0.39	0.53	2.17	16.4
206,407	0.48	0.55	2.40	36.2

1,096,931	0.04	–	2.04	24.1
1,093,311	0.04	–	2.42	15.2
1,148,980	0.04	–	2.14	28.7
1,074,682	0.04	–	2.55	16.4
1,130,797	0.04	–	2.83	36.2

14,995	0.91	–	1.27	24.1
18,403	0.91	–	1.53	15.2
20,503	0.91	–	1.31	28.7
21,110	0.92	–	1.65	16.4
24,103	0.92	–	1.96	36.2

15,736	0.78	–	1.39	24.1
20,762	0.78	–	1.76	15.2
25,982	0.78	–	1.48	28.7
30,298	0.79	–	1.91	16.4
42,654	0.79	–	2.13	36.2

74,667	0.60	–	1.47	24.1
76,245	0.60	–	1.83	15.2
80,009	0.60	–	1.61	28.7
81,172	0.61	–	1.98	16.4
96,491	0.61	–	2.29	36.2

59,247	0.41	–	1.71	24.1
68,271	0.41	–	1.94	15.2
68,441	0.41	–	1.85	28.7
77,085	0.42	–	2.17	16.4
80,377	0.42	–	2.45	36.2

108,094	0.29	–	1.77	24.1
113,248	0.29	–	2.16	15.2
114,530	0.29	–	1.90	28.7
115,406	0.30	–	2.44	16.4
145,309	0.30	–	2.72	36.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2014	$11.13	$0.22	$0.54	$0.76	($0.21)	($0.37)	($0.58)	$11.31
2013	10.27	0.22	1.09	1.31	(0.23)	(0.22)	(0.45)	11.13
2012	9.70	0.20	0.73	0.93	(0.22)	(0.14)	(0.36)	10.27
2011	9.71	0.22	0.19	0.41	(0.22)	(0.20)	(0.42)	9.70
2010	8.48	0.20	1.23	1.43	(0.20)	–	(0.20)	9.71
R-1 shares
2014	10.86	0.14	0.51	0.65	(0.12)	(0.37)	(0.49)	11.02
2013	10.03	0.14	1.05	1.19	(0.14)	(0.22)	(0.36)	10.86
2012	9.48	0.12	0.71	0.83	(0.14)	(0.14)	(0.28)	10.03
2011	9.52	0.14	0.17	0.31	(0.15)	(0.20)	(0.35)	9.48
2010	8.34	0.12	1.22	1.34	(0.16)	–	(0.16)	9.52
R-2 shares
2014	10.90	0.12	0.54	0.66	(0.12)	(0.37)	(0.49)	11.07
2013	10.08	0.16	1.04	1.20	(0.16)	(0.22)	(0.38)	10.90
2012	9.51	0.13	0.72	0.85	(0.14)	(0.14)	(0.28)	10.08
2011	9.54	0.14	0.18	0.32	(0.15)	(0.20)	(0.35)	9.51
2010	8.35	0.14	1.22	1.36	(0.17)	–	(0.17)	9.54
R-3 shares
2014	10.92	0.15	0.54	0.69	(0.15)	(0.37)	(0.52)	11.09
2013	10.09	0.16	1.07	1.23	(0.18)	(0.22)	(0.40)	10.92
2012	9.54	0.14	0.72	0.86	(0.17)	(0.14)	(0.31)	10.09
2011	9.57	0.16	0.18	0.34	(0.17)	(0.20)	(0.37)	9.54
2010	8.37	0.15	1.22	1.37	(0.17)	–	(0.17)	9.57
R-4 shares
2014	10.98	0.18	0.53	0.71	(0.17)	(0.37)	(0.54)	11.15
2013	10.15	0.19	1.05	1.24	(0.19)	(0.22)	(0.41)	10.98
2012	9.59	0.18	0.71	0.89	(0.19)	(0.14)	(0.33)	10.15
2011	9.61	0.18	0.19	0.37	(0.19)	(0.20)	(0.39)	9.59
2010	8.40	0.17	1.22	1.39	(0.18)	–	(0.18)	9.61
R-5 shares
2014	11.01	0.19	0.53	0.72	(0.18)	(0.37)	(0.55)	11.18
2013	10.17	0.19	1.08	1.27	(0.21)	(0.22)	(0.43)	11.01
2012	9.61	0.15	0.75	0.90	(0.20)	(0.14)	(0.34)	10.17
2011	9.63	0.21	0.16	0.37	(0.19)	(0.20)	(0.39)	9.61
2010	8.41	0.19	1.22	1.41	(0.19)	–	(0.19)	9.63

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

7.12%	$844,414	0.04%		1.96%	24.6%
13.25	735,777	0.04	(c)	2.13	21.4
10.01	580,784	0.04	(c)	1.99	22.7
4.22	451,374	0.04	(c)	2.21	14.0
17.17	362,671	0.05	(c)	2.23	32.0

6.20	13,884	0.91		1.28	24.6
12.27	16,354	0.91		1.38	21.4
9.08	15,687	0.92		1.21	22.7
3.22	14,925	0.92		1.47	14.0
16.21	13,567	0.92	(c)	1.41	32.0

6.35	14,408	0.78		1.13	24.6
12.31	14,150	0.78		1.57	21.4
9.26	13,920	0.79		1.30	22.7
3.42	12,704	0.79		1.49	14.0
16.44	11,681	0.79	(c)	1.58	32.0

6.60	91,962	0.60		1.38	24.6
12.58	82,506	0.60		1.55	21.4
9.39	66,650	0.61		1.43	22.7
3.62	49,584	0.61		1.62	14.0
16.58	38,096	0.61	(c)	1.73	32.0

6.76	66,135	0.41		1.61	24.6
12.68	61,034	0.41		1.83	21.4
9.63	50,724	0.42		1.88	22.7
3.84	57,060	0.42		1.85	14.0
16.80	42,226	0.42	(c)	1.88	32.0

6.85	90,729	0.29		1.74	24.6
12.93	87,721	0.29		1.83	21.4
9.72	66,279	0.30		1.53	22.7
3.92	36,237	0.30		2.12	14.0
16.99	33,843	0.30	(c)	2.09	32.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2014	$14.19	$0.24	$0.82	$1.06	($0.24)	($0.15)	($0.39)	$14.86
2013	12.55	0.24	1.66	1.90	(0.26)	–	(0.26)	14.19
2012	11.59	0.21	0.98	1.19	(0.23)	–	(0.23)	12.55
2011	11.41	0.21	0.18	0.39	(0.21)	–	(0.21)	11.59
2010	9.99	0.21	1.46	1.67	(0.25)	–	(0.25)	11.41
Institutional shares
2014	14.27	0.29	0.81	1.10	(0.28)	(0.15)	(0.43)	14.94
2013	12.61	0.30	1.66	1.96	(0.30)	–	(0.30)	14.27
2012	11.65	0.25	0.98	1.23	(0.27)	–	(0.27)	12.61
2011	11.48	0.26	0.17	0.43	(0.26)	–	(0.26)	11.65
2010	10.04	0.26	1.47	1.73	(0.29)	–	(0.29)	11.48
R-1 shares
2014	14.12	0.18	0.78	0.96	(0.14)	(0.15)	(0.29)	14.79
2013	12.48	0.19	1.64	1.83	(0.19)	–	(0.19)	14.12
2012	11.53	0.14	0.98	1.12	(0.17)	–	(0.17)	12.48
2011	11.36	0.15	0.18	0.33	(0.16)	–	(0.16)	11.53
2010	9.96	0.16	1.46	1.62	(0.22)	–	(0.22)	11.36
R-2 shares
2014	14.10	0.18	0.80	0.98	(0.17)	(0.15)	(0.32)	14.76
2013	12.47	0.20	1.63	1.83	(0.20)	–	(0.20)	14.10
2012	11.50	0.17	0.97	1.14	(0.17)	–	(0.17)	12.47
2011	11.33	0.18	0.17	0.35	(0.18)	–	(0.18)	11.50
2010	9.93	0.18	1.44	1.62	(0.22)	–	(0.22)	11.33
R-3 shares
2014	14.12	0.20	0.81	1.01	(0.20)	(0.15)	(0.35)	14.78
2013	12.49	0.22	1.64	1.86	(0.23)	–	(0.23)	14.12
2012	11.54	0.18	0.97	1.15	(0.20)	–	(0.20)	12.49
2011	11.36	0.19	0.19	0.38	(0.20)	–	(0.20)	11.54
2010	9.96	0.20	1.44	1.64	(0.24)	–	(0.24)	11.36
R-4 shares
2014	14.15	0.24	0.80	1.04	(0.23)	(0.15)	(0.38)	14.81
2013	12.51	0.23	1.66	1.89	(0.25)	–	(0.25)	14.15
2012	11.56	0.21	0.97	1.18	(0.23)	–	(0.23)	12.51
2011	11.39	0.21	0.18	0.39	(0.22)	–	(0.22)	11.56
2010	9.98	0.21	1.46	1.67	(0.26)	–	(0.26)	11.39
R-5 shares
2014	14.20	0.24	0.81	1.05	(0.24)	(0.15)	(0.39)	14.86
2013	12.55	0.26	1.66	1.92	(0.27)	–	(0.27)	14.20
2012	11.60	0.22	0.97	1.19	(0.24)	–	(0.24)	12.55
2011	11.42	0.24	0.17	0.41	(0.23)	–	(0.23)	11.60
2010	10.00	0.24	1.45	1.69	(0.27)	–	(0.27)	11.42

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

7.57%	(d)	$879,358	0.33%	0.37%	1.65%	18.6%
15.38	(d)	782,787	0.35	0.55	1.84	25.7
10.49	(d)	655,845	0.37	0.56	1.73	21.9
3.45	(d)	578,376	0.39	0.54	1.80	8.8
16.92	(d)	552,609	0.49	0.55	1.97	32.0

7.84		4,743,088	0.04	–	1.96	18.6
15.82		4,348,221	0.04	–	2.22	25.7
10.84		3,856,280	0.04	–	2.03	21.9
3.76		3,310,509	0.04	–	2.17	8.8
17.51		3,146,852	0.04	–	2.40	32.0

6.91		53,222	0.91	–	1.21	18.6
14.81		57,842	0.91	–	1.43	25.7
9.84		62,546	0.91	–	1.21	21.9
2.93		58,270	0.91	–	1.30	8.8
16.43		58,931	0.92	–	1.56	32.0

7.06		76,267	0.78	–	1.27	18.6
14.87		78,817	0.78	–	1.51	25.7
10.06		77,610	0.78	–	1.40	21.9
3.05		80,491	0.78	–	1.54	8.8
16.54		107,791	0.79	–	1.70	32.0

7.27		316,368	0.60	–	1.40	18.6
15.10		291,200	0.60	–	1.64	25.7
10.19		263,407	0.60	–	1.49	21.9
3.32		227,897	0.60	–	1.58	8.8
16.70		234,218	0.61	–	1.91	32.0

7.46		249,613	0.41	–	1.69	18.6
15.32		263,543	0.41	–	1.74	25.7
10.40		212,684	0.41	–	1.78	21.9
3.44		227,971	0.41	–	1.77	8.8
16.97		216,623	0.42	–	2.00	32.0

7.55		472,434	0.29	–	1.68	18.6
15.54		439,570	0.29	–	1.98	25.7
10.50		384,604	0.29	–	1.83	21.9
3.61		341,102	0.29	–	2.05	8.8
17.14		365,913	0.30	–	2.25	32.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2014	$11.50	$0.22	$0.70	$0.92	($0.22)	($0.44)	($0.66)	$11.76
2013	10.22	0.22	1.49	1.71	(0.22)	(0.21)	(0.43)	11.50
2012	9.47	0.19	0.82	1.01	(0.22)	(0.04)	(0.26)	10.22
2011	9.45	0.17	0.18	0.35	(0.19)	(0.14)	(0.33)	9.47
2010	8.20	0.17	1.27	1.44	(0.19)	–	(0.19)	9.45
R-1 shares
2014	11.28	0.14	0.66	0.80	(0.13)	(0.44)	(0.57)	11.51
2013	10.04	0.14	1.45	1.59	(0.14)	(0.21)	(0.35)	11.28
2012	9.30	0.12	0.80	0.92	(0.14)	(0.04)	(0.18)	10.04
2011	9.30	0.10	0.16	0.26	(0.12)	(0.14)	(0.26)	9.30
2010	8.10	0.10	1.24	1.34	(0.14)	–	(0.14)	9.30
R-2 shares
2014	11.29	0.13	0.69	0.82	(0.14)	(0.44)	(0.58)	11.53
2013	10.06	0.16	1.44	1.60	(0.16)	(0.21)	(0.37)	11.29
2012	9.32	0.13	0.80	0.93	(0.15)	(0.04)	(0.19)	10.06
2011	9.31	0.10	0.18	0.28	(0.13)	(0.14)	(0.27)	9.32
2010	8.11	0.11	1.24	1.35	(0.15)	–	(0.15)	9.31
R-3 shares
2014	11.32	0.15	0.69	0.84	(0.16)	(0.44)	(0.60)	11.56
2013	10.08	0.15	1.47	1.62	(0.17)	(0.21)	(0.38)	11.32
2012	9.35	0.13	0.81	0.94	(0.17)	(0.04)	(0.21)	10.08
2011	9.34	0.12	0.18	0.30	(0.15)	(0.14)	(0.29)	9.35
2010	8.13	0.12	1.25	1.37	(0.16)	–	(0.16)	9.34
R-4 shares
2014	11.40	0.18	0.69	0.87	(0.18)	(0.44)	(0.62)	11.65
2013	10.14	0.18	1.48	1.66	(0.19)	(0.21)	(0.40)	11.40
2012	9.40	0.19	0.77	0.96	(0.18)	(0.04)	(0.22)	10.14
2011	9.39	0.14	0.17	0.31	(0.16)	(0.14)	(0.30)	9.40
2010	8.16	0.13	1.27	1.40	(0.17)	–	(0.17)	9.39
R-5 shares
2014	11.43	0.20	0.69	0.89	(0.19)	(0.44)	(0.63)	11.69
2013	10.17	0.19	1.48	1.67	(0.20)	(0.21)	(0.41)	11.43
2012	9.43	0.16	0.81	0.97	(0.19)	(0.04)	(0.23)	10.17
2011	9.41	0.16	0.17	0.33	(0.17)	(0.14)	(0.31)	9.43
2010	8.18	0.16	1.24	1.40	(0.17)	–	(0.17)	9.41

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

8.30%	$1,366,540	0.04%		1.90%	15.8%
17.40	1,067,809	0.04	(c)	2.03	22.2
10.92	751,118	0.04	(c)	1.95	15.4
3.72	528,466	0.04	(c)	1.80	12.7
17.77	401,632	0.05	(c)	1.94	25.2

7.31	18,238	0.91		1.25	15.8
16.33	18,515	0.91		1.35	22.2
10.04	16,380	0.92		1.25	15.4
2.81	15,335	0.92		1.10	12.7
16.74	14,338	0.92	(c)	1.16	25.2

7.52	21,201	0.78		1.14	15.8
16.41	19,431	0.78		1.49	22.2
10.13	17,174	0.79		1.38	15.4
3.02	15,375	0.79		1.07	12.7
16.79	11,582	0.79	(c)	1.23	25.2

7.72	162,213	0.60		1.30	15.8
16.65	127,846	0.60		1.44	22.2
10.28	90,350	0.61		1.37	15.4
3.22	62,421	0.61		1.27	12.7
16.98	47,011	0.61	(c)	1.41	25.2

7.94	89,551	0.41		1.56	15.8
16.93	72,332	0.41		1.70	22.2
10.50	51,138	0.42		1.95	15.4
3.33	53,261	0.42		1.49	12.7
17.31	42,079	0.42	(c)	1.55	25.2

8.11	143,610	0.29		1.73	15.8
17.04	133,941	0.29		1.79	22.2
10.59	92,048	0.30		1.60	15.4
3.53	56,588	0.30		1.69	12.7
17.36	47,050	0.30	(c)	1.87	25.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2014	$14.41	$0.23	$0.96	$1.19	($0.24)	($0.19)	($0.43)	$15.17
2013	12.39	0.23	2.03	2.26	(0.24)	–	(0.24)	14.41
2012	11.43	0.20	0.98	1.18	(0.22)	–	(0.22)	12.39
2011	11.23	0.17	0.21	0.38	(0.18)	–	(0.18)	11.43
2010	9.75	0.18	1.51	1.69	(0.21)	–	(0.21)	11.23
Institutional shares
2014	14.46	0.28	0.95	1.23	(0.28)	(0.19)	(0.47)	15.22
2013	12.44	0.29	2.01	2.30	(0.28)	–	(0.28)	14.46
2012	11.47	0.24	0.99	1.23	(0.26)	–	(0.26)	12.44
2011	11.28	0.22	0.20	0.42	(0.23)	–	(0.23)	11.47
2010	9.78	0.23	1.52	1.75	(0.25)	–	(0.25)	11.28
R-1 shares
2014	14.31	0.17	0.93	1.10	(0.15)	(0.19)	(0.34)	15.07
2013	12.31	0.19	1.98	2.17	(0.17)	–	(0.17)	14.31
2012	11.35	0.14	0.98	1.12	(0.16)	–	(0.16)	12.31
2011	11.16	0.12	0.20	0.32	(0.13)	–	(0.13)	11.35
2010	9.70	0.14	1.50	1.64	(0.18)	–	(0.18)	11.16
R-2 shares
2014	14.33	0.19	0.93	1.12	(0.18)	(0.19)	(0.37)	15.08
2013	12.33	0.21	1.97	2.18	(0.18)	–	(0.18)	14.33
2012	11.36	0.16	0.98	1.14	(0.17)	–	(0.17)	12.33
2011	11.17	0.14	0.19	0.33	(0.14)	–	(0.14)	11.36
2010	9.70	0.16	1.50	1.66	(0.19)	–	(0.19)	11.17
R-3 shares
2014	14.38	0.20	0.95	1.15	(0.21)	(0.19)	(0.40)	15.13
2013	12.37	0.21	2.01	2.22	(0.21)	–	(0.21)	14.38
2012	11.41	0.18	0.97	1.15	(0.19)	–	(0.19)	12.37
2011	11.21	0.15	0.21	0.36	(0.16)	–	(0.16)	11.41
2010	9.74	0.18	1.49	1.67	(0.20)	–	(0.20)	11.21
R-4 shares
2014	14.76	0.25	0.95	1.20	(0.23)	(0.19)	(0.42)	15.54
2013	12.68	0.23	2.08	2.31	(0.23)	–	(0.23)	14.76
2012	11.69	0.21	1.00	1.21	(0.22)	–	(0.22)	12.68
2011	11.49	0.18	0.20	0.38	(0.18)	–	(0.18)	11.69
2010	9.97	0.19	1.55	1.74	(0.22)	–	(0.22)	11.49
R-5 shares
2014	14.43	0.24	0.96	1.20	(0.25)	(0.19)	(0.44)	15.19
2013	12.41	0.26	2.01	2.27	(0.25)	–	(0.25)	14.43
2012	11.45	0.22	0.97	1.19	(0.23)	–	(0.23)	12.41
2011	11.26	0.21	0.18	0.39	(0.20)	–	(0.20)	11.45
2010	9.77	0.21	1.51	1.72	(0.23)	–	(0.23)	11.26

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

8.45%	(d)	$1,001,423	0.34%	0.38%	1.59%	15.3%
18.54	(d)	867,848	0.36	0.56	1.76	25.1
10.56	(d)	677,464	0.40	0.59	1.66	20.0
3.34	(d)	566,181	0.41	0.56	1.47	10.7
17.53	(d)	515,947	0.51	0.58	1.74	32.1

8.74		4,734,382	0.04	–	1.91	15.3
18.85		4,198,702	0.04	–	2.17	25.1
11.03		3,573,298	0.04	–	2.02	20.0
3.66		3,001,123	0.04	–	1.87	10.7
18.17		2,804,667	0.04	–	2.23	32.1

7.82		46,220	0.91	–	1.17	15.3
17.83		47,197	0.91	–	1.41	25.1
10.01		53,082	0.91	–	1.22	20.0
2.85		50,502	0.91	–	1.00	10.7
17.11		50,109	0.92	–	1.34	32.1

7.94		72,768	0.78	–	1.28	15.3
17.93		75,964	0.78	–	1.55	25.1
10.17		76,588	0.78	–	1.40	20.0
2.94		79,776	0.78	–	1.22	10.7
17.27		99,779	0.79	–	1.52	32.1

8.14		276,196	0.60	–	1.38	15.3
18.22		263,892	0.60	–	1.59	25.1
10.31		230,818	0.60	–	1.52	20.0
3.21		208,383	0.60	–	1.30	10.7
17.40		222,202	0.61	–	1.73	32.1

8.32		243,720	0.41	–	1.67	15.3
18.50		246,295	0.41	–	1.69	25.1
10.55		197,788	0.41	–	1.77	20.0
3.33		199,240	0.41	–	1.50	10.7
17.67		194,301	0.42	–	1.83	32.1

8.50		441,746	0.29	–	1.65	15.3
18.60		416,542	0.29	–	1.93	25.1
10.65		346,730	0.29	–	1.81	20.0
3.42		305,169	0.29	–	1.78	10.7
17.85		337,439	0.30	–	2.06	32.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2014	$11.75	$0.21	$0.82	$1.03	($0.22)	($0.42)	($0.64)	$12.14
2013	10.12	0.21	1.82	2.03	(0.22)	(0.18)	(0.40)	11.75
2012	9.33	0.17	0.85	1.02	(0.20)	(0.03)	(0.23)	10.12
2011	9.32	0.16	0.17	0.33	(0.16)	(0.16)	(0.32)	9.33
2010	8.05	0.15	1.29	1.44	(0.17)	–	(0.17)	9.32
R-1 shares
2014	11.54	0.13	0.78	0.91	(0.11)	(0.42)	(0.53)	11.92
2013	9.95	0.14	1.76	1.90	(0.13)	(0.18)	(0.31)	11.54
2012	9.18	0.10	0.82	0.92	(0.12)	(0.03)	(0.15)	9.95
2011	9.18	0.08	0.17	0.25	(0.09)	(0.16)	(0.25)	9.18
2010	7.96	0.08	1.26	1.34	(0.12)	–	(0.12)	9.18
R-2 shares
2014	11.54	0.12	0.81	0.93	(0.14)	(0.42)	(0.56)	11.91
2013	9.96	0.14	1.78	1.92	(0.16)	(0.18)	(0.34)	11.54
2012	9.19	0.11	0.82	0.93	(0.13)	(0.03)	(0.16)	9.96
2011	9.18	0.08	0.19	0.27	(0.10)	(0.16)	(0.26)	9.19
2010	7.96	0.09	1.26	1.35	(0.13)	–	(0.13)	9.18
R-3 shares
2014	11.60	0.14	0.81	0.95	(0.16)	(0.42)	(0.58)	11.97
2013	10.00	0.14	1.81	1.95	(0.17)	(0.18)	(0.35)	11.60
2012	9.23	0.12	0.83	0.95	(0.15)	(0.03)	(0.18)	10.00
2011	9.23	0.10	0.18	0.28	(0.12)	(0.16)	(0.28)	9.23
2010	7.99	0.11	1.27	1.38	(0.14)	–	(0.14)	9.23
R-4 shares
2014	11.66	0.17	0.81	0.98	(0.18)	(0.42)	(0.60)	12.04
2013	10.05	0.17	1.81	1.98	(0.19)	(0.18)	(0.37)	11.66
2012	9.27	0.16	0.81	0.97	(0.16)	(0.03)	(0.19)	10.05
2011	9.26	0.13	0.17	0.30	(0.13)	(0.16)	(0.29)	9.27
2010	8.02	0.11	1.27	1.38	(0.14)	–	(0.14)	9.26
R-5 shares
2014	11.69	0.19	0.81	1.00	(0.19)	(0.42)	(0.61)	12.08
2013	10.08	0.18	1.81	1.99	(0.20)	(0.18)	(0.38)	11.69
2012	9.30	0.14	0.85	0.99	(0.18)	(0.03)	(0.21)	10.08
2011	9.29	0.14	0.17	0.31	(0.14)	(0.16)	(0.30)	9.30
2010	8.04	0.14	1.26	1.40	(0.15)	–	(0.15)	9.29

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

9.10%	$961,514	0.04%		1.78%	13.4%
20.69	734,686	0.04	(c)	1.94	22.2
11.23	490,889	0.04	(c)	1.78	13.0
3.48	335,624	0.05	(c)	1.62	6.1
18.04	248,902	0.05	(c)	1.71	25.0

8.22	14,516	0.91		1.15	13.4
19.61	14,704	0.91		1.28	22.2
10.23	14,603	0.92		1.01	13.0
2.68	12,855	0.92		0.85	6.1
16.99	11,246	0.92	(c)	0.89	25.0

8.35	15,138	0.78		0.99	13.4
19.77	11,998	0.78		1.30	22.2
10.30	9,549	0.79		1.10	13.0
2.89	7,776	0.79		0.89	6.1
17.10	6,266	0.79	(c)	1.03	25.0

8.51	108,395	0.60		1.23	13.4
20.03	91,530	0.60		1.36	22.2
10.55	62,383	0.61		1.26	13.0
2.95	44,844	0.61		1.09	6.1
17.37	34,593	0.61	(c)	1.23	25.0

8.74	70,482	0.41		1.48	13.4
20.25	53,662	0.41		1.61	22.2
10.79	40,305	0.42		1.70	13.0
3.20	36,070	0.42		1.32	6.1
17.43	29,669	0.42	(c)	1.28	25.0

8.92	107,166	0.29		1.61	13.4
20.32	95,411	0.29		1.65	22.2
10.90	57,005	0.30		1.45	13.0
3.29	35,360	0.30		1.44	6.1
17.62	26,306	0.30	(c)	1.63	25.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2014	$14.90	$0.22	$1.09	$1.31	($0.23)	($0.37)	($0.60)	$15.61
2013	12.50	0.22	2.41	2.63	(0.23)	–	(0.23)	14.90
2012	11.49	0.17	1.04	1.21	(0.20)	–	(0.20)	12.50
2011	11.29	0.15	0.20	0.35	(0.15)	–	(0.15)	11.49
2010	9.76	0.15	1.56	1.71	(0.18)	–	(0.18)	11.29
Institutional shares
2014	15.02	0.28	1.09	1.37	(0.28)	(0.37)	(0.65)	15.74
2013	12.59	0.28	2.42	2.70	(0.27)	–	(0.27)	15.02
2012	11.57	0.22	1.04	1.26	(0.24)	–	(0.24)	12.59
2011	11.37	0.20	0.20	0.40	(0.20)	–	(0.20)	11.57
2010	9.82	0.21	1.56	1.77	(0.22)	–	(0.22)	11.37
R-1 shares
2014	14.83	0.16	1.06	1.22	(0.14)	(0.37)	(0.51)	15.54
2013	12.44	0.17	2.38	2.55	(0.16)	–	(0.16)	14.83
2012	11.42	0.12	1.04	1.16	(0.14)	–	(0.14)	12.44
2011	11.24	0.10	0.18	0.28	(0.10)	–	(0.10)	11.42
2010	9.73	0.12	1.54	1.66	(0.15)	–	(0.15)	11.24
R-2 shares
2014	14.84	0.18	1.06	1.24	(0.17)	(0.37)	(0.54)	15.54
2013	12.45	0.19	2.38	2.57	(0.18)	–	(0.18)	14.84
2012	11.43	0.14	1.03	1.17	(0.15)	–	(0.15)	12.45
2011	11.24	0.12	0.18	0.30	(0.11)	–	(0.11)	11.43
2010	9.73	0.14	1.53	1.67	(0.16)	–	(0.16)	11.24
R-3 shares
2014	14.84	0.19	1.08	1.27	(0.20)	(0.37)	(0.57)	15.54
2013	12.45	0.20	2.39	2.59	(0.20)	–	(0.20)	14.84
2012	11.44	0.16	1.02	1.18	(0.17)	–	(0.17)	12.45
2011	11.24	0.13	0.20	0.33	(0.13)	–	(0.13)	11.44
2010	9.73	0.15	1.54	1.69	(0.18)	–	(0.18)	11.24
R-4 shares
2014	14.87	0.24	1.06	1.30	(0.23)	(0.37)	(0.60)	15.57
2013	12.47	0.22	2.41	2.63	(0.23)	–	(0.23)	14.87
2012	11.46	0.18	1.03	1.21	(0.20)	–	(0.20)	12.47
2011	11.27	0.15	0.20	0.35	(0.16)	–	(0.16)	11.46
2010	9.74	0.17	1.55	1.72	(0.19)	–	(0.19)	11.27
R-5 shares
2014	14.95	0.23	1.09	1.32	(0.24)	(0.37)	(0.61)	15.66
2013	12.54	0.25	2.40	2.65	(0.24)	–	(0.24)	14.95
2012	11.52	0.19	1.04	1.23	(0.21)	–	(0.21)	12.54
2011	11.32	0.20	0.17	0.37	(0.17)	–	(0.17)	11.52
2010	9.79	0.18	1.55	1.73	(0.20)	–	(0.20)	11.32

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

9.04%	(d)	$569,314	0.38%	0.42%	1.45%	11.5%
21.35	(d)	484,414	0.40	0.60	1.63	30.1
10.71	(d)	361,253	0.45	0.64	1.40	12.5
3.03	(d)	286,387	0.46	0.60	1.23	12.6
17.64	(d)	246,236	0.56	0.63	1.46	31.4

9.38		3,109,551	0.04	–	1.81	11.5
21.87		2,718,326	0.04	–	2.07	30.1
11.18		2,235,924	0.04	–	1.83	12.5
3.46		1,851,739	0.04	–	1.69	12.6
18.27		1,716,164	0.04	–	2.02	31.4

8.43		33,659	0.91	–	1.07	11.5
20.71		33,757	0.91	–	1.26	30.1
10.29		37,999	0.91	–	0.98	12.5
2.51		33,918	0.91	–	0.81	12.6
17.26		32,593	0.92	–	1.12	31.4

8.58		51,404	0.78	–	1.20	11.5
20.94		55,940	0.78	–	1.40	30.1
10.36		47,947	0.78	–	1.17	12.5
2.68		45,698	0.78	–	1.02	12.6
17.33		55,281	0.79	–	1.31	31.4

8.78		169,617	0.60	–	1.26	11.5
21.11		151,677	0.60	–	1.50	30.1
10.54		132,770	0.60	–	1.36	12.5
2.94		122,973	0.60	–	1.10	12.6
17.50		125,392	0.61	–	1.47	31.4

8.97		153,985	0.41	–	1.56	11.5
21.39		153,849	0.41	–	1.59	30.1
10.76		123,706	0.41	–	1.53	12.5
3.06		111,132	0.41	–	1.29	12.6
17.87		101,237	0.42	–	1.67	31.4

9.11		292,483	0.29	–	1.52	11.5
21.50		260,420	0.29	–	1.84	30.1
10.93		204,880	0.29	–	1.63	12.5
3.24		177,248	0.29	–	1.68	12.6
17.89		200,260	0.30	–	1.74	31.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2014	$11.90	$0.21	$0.89	$1.10	($0.22)	($0.39)	($0.61)	$12.39
2013	10.06	0.20	2.00	2.20	(0.21)	(0.15)	(0.36)	11.90
2012	9.26	0.16	0.85	1.01	(0.18)	(0.03)	(0.21)	10.06
2011	9.23	0.14	0.19	0.33	(0.14)	(0.16)	(0.30)	9.26
2010	7.95	0.13	1.30	1.43	(0.15)	–	(0.15)	9.23
R-1 shares
2014	11.59	0.13	0.84	0.97	(0.11)	(0.39)	(0.50)	12.06
2013	9.82	0.14	1.92	2.06	(0.14)	(0.15)	(0.29)	11.59
2012	9.04	0.08	0.84	0.92	(0.11)	(0.03)	(0.14)	9.82
2011	9.05	0.06	0.17	0.23	(0.08)	(0.16)	(0.24)	9.04
2010	7.82	0.05	1.29	1.34	(0.11)	–	(0.11)	9.05
R-2 shares
2014	11.61	0.12	0.86	0.98	(0.14)	(0.39)	(0.53)	12.06
2013	9.84	0.14	1.94	2.08	(0.16)	(0.15)	(0.31)	11.61
2012	9.06	0.08	0.85	0.93	(0.12)	(0.03)	(0.15)	9.84
2011	9.06	0.07	0.18	0.25	(0.09)	(0.16)	(0.25)	9.06
2010	7.83	0.07	1.28	1.35	(0.12)	–	(0.12)	9.06
R-3 shares
2014	11.68	0.14	0.87	1.01	(0.16)	(0.39)	(0.55)	12.14
2013	9.89	0.14	1.96	2.10	(0.16)	(0.15)	(0.31)	11.68
2012	9.11	0.12	0.83	0.95	(0.14)	(0.03)	(0.17)	9.89
2011	9.10	0.09	0.18	0.27	(0.10)	(0.16)	(0.26)	9.11
2010	7.85	0.10	1.27	1.37	(0.12)	–	(0.12)	9.10
R-4 shares
2014	11.74	0.17	0.87	1.04	(0.17)	(0.39)	(0.56)	12.22
2013	9.94	0.18	1.96	2.14	(0.19)	(0.15)	(0.34)	11.74
2012	9.15	0.11	0.86	0.97	(0.15)	(0.03)	(0.18)	9.94
2011	9.14	0.11	0.18	0.29	(0.12)	(0.16)	(0.28)	9.15
2010	7.88	0.09	1.30	1.39	(0.13)	–	(0.13)	9.14
R-5 shares
2014	11.77	0.18	0.88	1.06	(0.20)	(0.39)	(0.59)	12.24
2013	9.97	0.16	1.98	2.14	(0.19)	(0.15)	(0.34)	11.77
2012	9.17	0.13	0.86	0.99	(0.16)	(0.03)	(0.19)	9.97
2011	9.16	0.12	0.18	0.30	(0.13)	(0.16)	(0.29)	9.17
2010	7.90	0.12	1.28	1.40	(0.14)	–	(0.14)	9.16

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

9.62%	$536,107	0.04%		1.71%	8.7%
22.58	399,463	0.05	(c)	1.87	23.3
11.27	244,484	0.05	(c)	1.63	8.1
3.57	154,522	0.06	(c)	1.48	4.5
18.22	105,004	0.08	(c)	1.50	23.8

8.75	9,350	0.92		1.11	8.7
21.44	9,201	0.92		1.28	23.3
10.40	9,027	0.92		0.85	8.1
2.53	7,195	0.92	(c)	0.70	4.5
17.33	5,821	0.93	(c)	0.65	23.8

8.83	11,165	0.79		1.01	8.7
21.65	9,204	0.79		1.29	23.3
10.53	6,674	0.79		0.89	8.1
2.73	4,130	0.79	(c)	0.71	4.5
17.42	2,780	0.80	(c)	0.79	23.8

9.02	56,544	0.61		1.19	8.7
21.79	46,505	0.61		1.35	23.3
10.69	30,592	0.61		1.32	8.1
2.96	28,181	0.61	(c)	0.96	4.5
17.64	20,005	0.62	(c)	1.16	23.8

9.21	37,009	0.42		1.43	8.7
22.11	27,277	0.42		1.68	23.3
10.90	29,088	0.42		1.20	8.1
3.10	16,819	0.42	(c)	1.17	4.5
17.84	12,730	0.43	(c)	1.08	23.8

9.37	87,269	0.30		1.51	8.7
22.13	69,834	0.30		1.52	23.3
11.15	28,899	0.30		1.36	8.1
3.19	17,728	0.30	(c)	1.26	4.5
17.91	11,045	0.31	(c)	1.45	23.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total from	From Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2014	$14.25	$0.18	$1.10	$1.28	($0.21)	($0.41)	($0.62)	$14.91
2013	11.81	0.20	2.45	2.65	(0.21)	–	(0.21)	14.25
2012	10.82	0.13	1.02	1.15	(0.16)	–	(0.16)	11.81
2011	10.64	0.11	0.18	0.29	(0.11)	–	(0.11)	10.82
2010	9.17	0.11	1.50	1.61	(0.14)	–	(0.14)	10.64
Institutional shares
2014	14.57	0.26	1.12	1.38	(0.27)	(0.41)	(0.68)	15.27
2013	12.07	0.27	2.49	2.76	(0.26)	–	(0.26)	14.57
2012	11.05	0.20	1.04	1.24	(0.22)	–	(0.22)	12.07
2011	10.86	0.18	0.18	0.36	(0.17)	–	(0.17)	11.05
2010	9.34	0.18	1.53	1.71	(0.19)	–	(0.19)	10.86
R-1 shares
2014	14.39	0.15	1.09	1.24	(0.14)	(0.41)	(0.55)	15.08
2013	11.92	0.16	2.46	2.62	(0.15)	–	(0.15)	14.39
2012	10.91	0.10	1.03	1.13	(0.12)	–	(0.12)	11.92
2011	10.74	0.08	0.18	0.26	(0.09)	–	(0.09)	10.91
2010	9.26	0.09	1.52	1.61	(0.13)	–	(0.13)	10.74
R-2 shares
2014	14.40	0.16	1.09	1.25	(0.17)	(0.41)	(0.58)	15.07
2013	11.94	0.18	2.46	2.64	(0.18)	–	(0.18)	14.40
2012	10.92	0.12	1.03	1.15	(0.13)	–	(0.13)	11.94
2011	10.74	0.10	0.17	0.27	(0.09)	–	(0.09)	10.92
2010	9.26	0.11	1.50	1.61	(0.13)	–	(0.13)	10.74
R-3 shares
2014	14.42	0.17	1.12	1.29	(0.20)	(0.41)	(0.61)	15.10
2013	11.95	0.19	2.47	2.66	(0.19)	–	(0.19)	14.42
2012	10.95	0.14	1.01	1.15	(0.15)	–	(0.15)	11.95
2011	10.76	0.11	0.19	0.30	(0.11)	–	(0.11)	10.95
2010	9.27	0.13	1.51	1.64	(0.15)	–	(0.15)	10.76
R-4 shares
2014	14.48	0.22	1.09	1.31	(0.22)	(0.41)	(0.63)	15.16
2013	11.99	0.21	2.50	2.71	(0.22)	–	(0.22)	14.48
2012	10.99	0.15	1.03	1.18	(0.18)	–	(0.18)	11.99
2011	10.80	0.13	0.19	0.32	(0.13)	–	(0.13)	10.99
2010	9.30	0.15	1.51	1.66	(0.16)	–	(0.16)	10.80
R-5 shares
2014	14.51	0.22	1.12	1.34	(0.24)	(0.41)	(0.65)	15.20
2013	12.03	0.23	2.48	2.71	(0.23)	–	(0.23)	14.51
2012	11.01	0.17	1.04	1.21	(0.19)	–	(0.19)	12.03
2011	10.82	0.16	0.18	0.34	(0.15)	–	(0.15)	11.01
2010	9.32	0.15	1.52	1.67	(0.17)	–	(0.17)	10.82

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

9.30%	(d)	$159,787	0.49%	0.53%	1.27%	9.9%
22.73	(d)	124,651	0.51	0.71	1.51	29.5
10.84	(d)	88,494	0.56	0.76	1.16	10.5
2.74	(d)	67,553	0.58	0.72	0.98	15.5
17.69	(d)	54,059	0.68	0.74	1.12	30.1

9.80		1,603,984	0.04	–	1.78	9.9
23.28		1,370,372	0.04	–	2.01	29.5
11.45		1,031,138	0.04	–	1.72	10.5
3.30		829,516	0.04	–	1.58	15.5
18.51		788,351	0.04	–	1.83	30.1

8.87		18,098	0.91	–	1.00	9.9
22.20		16,286	0.91	–	1.19	29.5
10.49		17,885	0.91	–	0.84	10.5
2.38		14,614	0.92	–	0.67	15.5
17.49		13,401	0.92	–	0.90	30.1

8.98		31,670	0.78	–	1.09	9.9
22.39		29,353	0.78	–	1.35	29.5
10.64		21,922	0.78	–	1.04	10.5
2.52		20,121	0.79	–	0.90	15.5
17.55		24,165	0.79	–	1.13	30.1

9.20		78,959	0.60	–	1.19	9.9
22.59		68,416	0.60	–	1.43	29.5
10.73		52,457	0.60	–	1.26	10.5
2.79		46,829	0.61	–	0.94	15.5
17.82		42,918	0.61	–	1.30	30.1

9.33		73,607	0.41	–	1.53	9.9
22.93		69,616	0.41	–	1.60	29.5
10.91		57,975	0.41	–	1.30	10.5
2.96		45,442	0.42	–	1.15	15.5
18.05		39,183	0.42	–	1.50	30.1

9.54		163,844	0.29	–	1.47	9.9
22.91		133,924	0.29	–	1.76	29.5
11.19		90,201	0.29	–	1.48	10.5
3.08		72,123	0.30	–	1.42	15.5
18.11		71,470	0.30	–	1.55	30.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2014	$11.98	$0.19	$0.94	$1.13	($0.21)	($0.34)	($0.55)	$12.56
2013	10.02	0.19	2.09	2.28	(0.21)	(0.11)	(0.32)	11.98
2012	9.22	0.14	0.87	1.01	(0.17)	(0.04)	(0.21)	10.02
2011	9.21	0.13	0.14	0.27	(0.13)	(0.13)	(0.26)	9.22
2010	7.93	0.12	1.31	1.43	(0.15)	–	(0.15)	9.21
R-1 shares
2014	11.66	0.11	0.89	1.00	(0.12)	(0.34)	(0.46)	12.20
2013	9.78	0.13	2.00	2.13	(0.14)	(0.11)	(0.25)	11.66
2012	9.01	0.07	0.85	0.92	(0.11)	(0.04)	(0.15)	9.78
2011	9.02	0.04	0.15	0.19	(0.07)	(0.13)	(0.20)	9.01
2010	7.80	0.06	1.27	1.33	(0.11)	–	(0.11)	9.02
R-2 shares
2014	11.70	0.09	0.92	1.01	(0.14)	(0.34)	(0.48)	12.23
2013	9.81	0.13	2.03	2.16	(0.16)	(0.11)	(0.27)	11.70
2012	9.02	0.06	0.87	0.93	(0.10)	(0.04)	(0.14)	9.81
2011	9.05	0.07	0.13	0.20	(0.10)	(0.13)	(0.23)	9.02
2010	7.82	0.02	1.33	1.35	(0.12)	–	(0.12)	9.05
R-3 shares
2014	11.77	0.12	0.92	1.04	(0.16)	(0.34)	(0.50)	12.31
2013	9.86	0.12	2.07	2.19	(0.17)	(0.11)	(0.28)	11.77
2012	9.08	0.08	0.87	0.95	(0.13)	(0.04)	(0.17)	9.86
2011	9.09	0.08	0.13	0.21	(0.09)	(0.13)	(0.22)	9.08
2010	7.85	0.09	1.28	1.37	(0.13)	–	(0.13)	9.09
R-4 shares
2014	11.83	0.15	0.93	1.08	(0.18)	(0.34)	(0.52)	12.39
2013	9.91	0.15	2.06	2.21	(0.18)	(0.11)	(0.29)	11.83
2012	9.12	0.11	0.86	0.97	(0.14)	(0.04)	(0.18)	9.91
2011	9.12	0.09	0.15	0.24	(0.11)	(0.13)	(0.24)	9.12
2010	7.88	0.09	1.29	1.38	(0.14)	–	(0.14)	9.12
R-5 shares
2014	11.86	0.16	0.93	1.09	(0.19)	(0.34)	(0.53)	12.42
2013	9.93	0.15	2.08	2.23	(0.19)	(0.11)	(0.30)	11.86
2012	9.15	0.10	0.87	0.97	(0.15)	(0.04)	(0.19)	9.93
2011	9.14	0.11	0.15	0.26	(0.12)	(0.13)	(0.25)	9.15
2010	7.89	0.11	1.28	1.39	(0.14)	–	(0.14)	9.14

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

9.78%	$127,374	0.07	%(c)	1.60%	8.6%
23.32	84,497	0.09	(c)	1.77	29.1
11.27	47,528	0.08	(c)	1.46	15.1
2.97	26,746	0.08	(c)	1.35	22.5
18.18	17,421	0.08	(c)	1.35	44.0

8.87	1,861	0.93	(c)	0.94	8.6
22.21	1,453	0.93	(c)	1.21	29.1
10.36	1,148	0.94	(c)	0.79	15.1
2.06	868	0.96	(c)	0.48	22.5
17.22	532	0.96	(c)	0.76	44.0

8.92	1,751	0.80	(c)	0.75	8.6
22.47	1,142	0.80	(c)	1.26	29.1
10.43	715	0.81	(c)	0.59	15.1
2.16	345	0.83	(c)	0.70	22.5
17.38	398	0.83	(c)	0.26	44.0

9.18	11,168	0.62	(c)	1.04	8.6
22.65	7,790	0.62	(c)	1.13	29.1
10.69	3,765	0.63	(c)	0.83	15.1
2.33	2,066	0.65	(c)	0.82	22.5
17.54	1,345	0.65	(c)	1.12	44.0

9.44	10,401	0.43	(c)	1.27	8.6
22.84	6,590	0.43	(c)	1.37	29.1
10.89	3,511	0.44	(c)	1.18	15.1
2.61	2,397	0.46	(c)	0.99	22.5
17.64	1,477	0.46	(c)	1.07	44.0

9.54	18,911	0.31	(c)	1.29	8.6
23.01	11,694	0.31	(c)	1.36	29.1
10.91	4,519	0.32	(c)	1.07	15.1
2.80	2,023	0.34	(c)	1.17	22.5
17.82	1,398	0.34	(c)	1.30	44.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2014		$11.50	$0.10	$0.97	$1.07	($0.19)	($0.02)	($0.21)	$12.36
2013	(e)	10.00	–	1.50	1.50	–	–	–	11.50
Institutional shares
2014		11.52	0.03	1.08	1.11	(0.20)	(0.02)	(0.22)	12.41
2013	(e)	10.00	0.02	1.50	1.52	–	–	–	11.52
R-1 shares
2014		11.45	(0.05)	1.05	1.00	(0.20)	(0.02)	(0.22)	12.23
2013	(e)	10.00	(0.04)	1.49	1.45	–	–	–	11.45
R-2 shares
2014		11.46	(0.04)	1.06	1.02	(0.20)	(0.02)	(0.22)	12.26
2013	(e)	10.00	(0.03)	1.49	1.46	–	–	–	11.46
R-3 shares
2014		11.50	(0.02)	1.06	1.04	(0.19)	(0.02)	(0.21)	12.33
2013	(e)	10.00	(0.02)	1.52	1.50	–	–	–	11.50
R-4 shares
2014		11.49	(0.01)	1.07	1.06	(0.20)	(0.02)	(0.22)	12.33
2013	(e)	10.00	(0.01)	1.50	1.49	–	–	–	11.49
R-5 shares
2014		11.50	–	1.08	1.08	(0.20)	(0.02)	(0.22)	12.36
2013	(e)	10.00	–	1.50	1.50	–	–	–	11.50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

9.38	%(c)	$2,226	0.41	%(d)	0.84%		16.2%
15.00 (c)	,(f)	662	0.41 (d)	,(g)	(0.04	) (g)	42.5	(g)

9.75		39,465	0.13	(d)	0.22		16.2
15.20	(f)	13	0.13 (d)	,(g)	0.25	(g)	42.5	(g)

8.83		193	0.96	(d)	(0.43)		16.2
14.50	(f)	11	0.96 (d)	,(g)	(0.59	) (g)	42.5	(g)

9.00		254	0.83	(d)	(0.33)		16.2
14.60	(f)	11	0.83 (d)	,(g)	(0.46	) (g)	42.5	(g)

9.14		2,073	0.65	(d)	(0.17)		16.2
15.00	(f)	69	0.65 (d)	,(g)	(0.26	) (g)	42.5	(g)

9.33		1,670	0.46	(d)	(0.07)		16.2
14.90	(f)	11	0.46 (d)	,(g)	(0.10	) (g)	42.5	(g)

9.50		2,756	0.34	(d)	0.03		16.2
15.00	(f)	12	0.34 (d)	,(g)	0.02	(g)	42.5	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from March 1, 2013, date operations commenced, through October 31, 2013.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized
		Value,	Investment	and Unrealized	Total From	Net Asset			Net Assets, End of
		Beginning	Income	Gain (Loss) on	Investment	Value, End			Period (in
		of Period	(Loss)(a)	Investments	Operations	of Period	Total Return		thousands)
PRINCIPAL LIFETIME HYBRID 2015 FUND
Institutional shares
2014	(b)	$10.00	$–	$0.14	$0.14	$10.14	1.40	%(c)	$10
PRINCIPAL LIFETIME HYBRID 2020 FUND
Institutional shares
2014	(b)	10.00	–	0.18	0.18	10.18	1.80	(c)	10
PRINCIPAL LIFETIME HYBRID 2025 FUND
Institutional shares
2014	(b)	10.00	–	0.20	0.20	10.20	2.00	(c)	10
PRINCIPAL LIFETIME HYBRID 2030 FUND
Institutional shares
2014	(b)	10.00	–	0.21	0.21	10.21	2.10	(c)	10
PRINCIPAL LIFETIME HYBRID 2035 FUND
Institutional shares
2014	(b)	10.00	–	0.22	0.22	10.22	2.20	(c)	10
PRINCIPAL LIFETIME HYBRID 2040 FUND
Institutional shares
2014	(b)	10.00	–	0.23	0.23	10.23	2.30	(c)	10

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

		Ratio of Net
Ratio of Expenses		Investment Income
to Average Net		to Average Net		Portfolio
Assets		Assets		Turnover Rate
0.06%(d),(e)		0.36	%(d)	0.0%
0.06 (d)	,(e)	0.31	(d)	0.0%
0.06 (d)	,(e)	0.24	(d)	0.0%
0.06 (d)	,(e)	0.21	(d)	0.0%
0.06 (d)	,(e)	0.20	(d)	0.0%
0.06 (d)	,(e)	0.16	(d)	0.0%

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized
		Value,	Investment	and Unrealized	Total From	Net Asset			Net Assets, End of
		Beginning	Income	Gain (Loss) on	Investment	Value, End			Period (in
		of Period	(Loss)(a)	Investments	Operations	of Period	Total Return		thousands)
PRINCIPAL LIFETIME HYBRID 2045 FUND
Institutional shares
2014	(b)	$10.00	$–	$0.23	$0.23	$10.23	2.30	%(c)	$10
PRINCIPAL LIFETIME HYBRID 2050 FUND
Institutional shares
2014	(b)	10.00	–	0.24	0.24	10.24	2.40	(c)	10
PRINCIPAL LIFETIME HYBRID 2055 FUND
Institutional shares
2014	(b)	10.00	–	0.24	0.24	10.24	2.40	(c)	10
PRINCIPAL LIFETIME HYBRID 2060 FUND
Institutional shares
2014	(b)	10.00	–	0.24	0.24	10.24	2.40	(c)	10
PRINCIPAL LIFETIME HYBRID INCOME FUND
Institutional shares
2014	(b)	10.00	–	0.10	0.10	10.10	1.00	(c)	10

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

		Ratio of Net
Ratio of Expenses		Investment Income
to Average Net		to Average Net		Portfolio
Assets		Assets		Turnover Rate
0.06%(d),(e)		0.10	%(d)	0.0%
0.06 (d)	,(e)	0.08	(d)	0.0%
0.06 (d)	,(e)	0.06	(d)	0.0%
0.06 (d)	,(e)	0.06	(d)	0.0%
0.06 (d)	,(e)	0.50	(d)	0.0%

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2014	$11.81	$0.23	$0.35	$0.58	($0.22)	($0.22)	$12.17	5.02	%(d)
2013	11.47	0.26	0.34	0.60	(0.26)	(0.26)	11.81	5.30	(d)
2012	10.89	0.21	0.64	0.85	(0.27)	(0.27)	11.47	8.05	(d)
2011	10.82	0.30	0.06	0.36	(0.29)	(0.29)	10.89	3.45	(d)
2010	9.84	0.31	1.00	1.31	(0.33)	(0.33)	10.82	13.62	(d)
Institutional shares
2014	11.89	0.27	0.35	0.62	(0.26)	(0.26)	12.25	5.33
2013	11.55	0.30	0.34	0.64	(0.30)	(0.30)	11.89	5.64
2012	10.96	0.25	0.66	0.91	(0.32)	(0.32)	11.55	8.52
2011	10.89	0.35	0.06	0.41	(0.34)	(0.34)	10.96	3.88
2010	9.91	0.35	1.01	1.36	(0.38)	(0.38)	10.89	14.08
R-1 shares
2014	11.81	0.17	0.34	0.51	(0.15)	(0.15)	12.17	4.40
2013	11.46	0.20	0.34	0.54	(0.19)	(0.19)	11.81	4.79
2012	10.87	0.17	0.63	0.80	(0.21)	(0.21)	11.46	7.55
2011	10.80	0.25	0.07	0.32	(0.25)	(0.25)	10.87	3.00
2010	9.86	0.25	1.00	1.25	(0.31)	(0.31)	10.80	13.03
R-2 shares
2014	11.82	0.17	0.36	0.53	(0.17)	(0.17)	12.18	4.54
2013	11.47	0.22	0.34	0.56	(0.21)	(0.21)	11.82	4.93
2012	10.89	0.17	0.64	0.81	(0.23)	(0.23)	11.47	7.63
2011	10.79	0.27	0.07	0.34	(0.24)	(0.24)	10.89	3.20
2010	9.83	0.30	0.96	1.26	(0.30)	(0.30)	10.79	13.15
R-3 shares
2014	11.75	0.20	0.34	0.54	(0.19)	(0.19)	12.10	4.68
2013	11.42	0.22	0.35	0.57	(0.24)	(0.24)	11.75	5.04
2012	10.83	0.18	0.66	0.84	(0.25)	(0.25)	11.42	7.97
2011	10.77	0.28	0.07	0.35	(0.29)	(0.29)	10.83	3.30
2010	9.81	0.30	0.98	1.28	(0.32)	(0.32)	10.77	13.43
R-4 shares
2014	11.79	0.23	0.34	0.57	(0.22)	(0.22)	12.14	4.89
2013	11.44	0.25	0.35	0.60	(0.25)	(0.25)	11.79	5.33
2012	10.87	0.23	0.62	0.85	(0.28)	(0.28)	11.44	8.01
2011	10.80	0.30	0.07	0.37	(0.30)	(0.30)	10.87	3.51
2010	9.83	0.31	1.00	1.31	(0.34)	(0.34)	10.80	13.73
R-5 shares
2014	11.86	0.23	0.36	0.59	(0.23)	(0.23)	12.22	5.08
2013	11.52	0.27	0.34	0.61	(0.27)	(0.27)	11.86	5.39
2012	10.93	0.22	0.66	0.88	(0.29)	(0.29)	11.52	8.26
2011	10.87	0.32	0.06	0.38	(0.32)	(0.32)	10.93	3.54
2010	9.89	0.35	0.98	1.33	(0.35)	(0.35)	10.87	13.86

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

			Ratio of Net
	Ratio of Expenses	Ratio of Gross	Investment Income
Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

$77,956	0.37%	0.41%	1.88%	26.8%
73,093	0.37	0.57	2.22	14.6
70,563	0.42	0.62	1.91	31.1
64,917	0.44	0.58	2.79	19.8
61,486	0.51	0.57	3.05	46.9

573,524	0.04	–	2.21	26.8
543,521	0.04	–	2.57	14.6
551,533	0.04	–	2.25	31.1
468,065	0.04	–	3.18	19.8
459,110	0.04	–	3.42	46.9

7,563	0.92	–	1.46	26.8
9,473	0.91	–	1.77	14.6
10,740	0.92	–	1.51	31.1
11,393	0.92	–	2.33	19.8
11,735	0.92	–	2.48	46.9

9,709	0.79	–	1.46	26.8
9,572	0.78	–	1.93	14.6
11,148	0.79	–	1.57	31.1
11,365	0.79	–	2.53	19.8
16,425	0.79	–	3.00	46.9

35,215	0.61	–	1.68	26.8
38,997	0.60	–	1.95	14.6
39,193	0.61	–	1.66	31.1
32,636	0.61	–	2.60	19.8
31,798	0.61	–	2.91	46.9

21,059	0.42	–	1.93	26.8
22,865	0.41	–	2.18	14.6
24,227	0.42	–	2.08	31.1
28,249	0.42	–	2.77	19.8
27,722	0.42	–	3.04	46.9

48,096	0.30	–	1.93	26.8
45,658	0.29	–	2.34	14.6
43,874	0.30	–	2.00	31.1
38,375	0.30	–	2.99	19.8
37,720	0.30	–	3.40	46.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
REAL ESTATE SECURITIES FUND
Class J shares
2014	$21.18	$0.19	$3.54	$3.73	($0.30)	($2.91)	($3.21)	$21.70
2013	19.14	0.29	1.97	2.26	(0.22)	–	(0.22)	21.18
2012	17.05	0.18	2.04	2.22	(0.13)	–	(0.13)	19.14
2011	15.51	0.05	1.63	1.68	(0.14)	–	(0.14)	17.05
2010	11.38	0.21	4.15	4.36	(0.23)	–	(0.23)	15.51
Institutional shares
2014	21.64	0.26	3.64	3.90	(0.37)	(2.91)	(3.28)	22.26
2013	19.54	0.39	2.02	2.41	(0.31)	–	(0.31)	21.64
2012	17.41	0.28	2.07	2.35	(0.22)	–	(0.22)	19.54
2011	15.84	0.14	1.65	1.79	(0.22)	–	(0.22)	17.41
2010	11.62	0.30	4.23	4.53	(0.31)	–	(0.31)	15.84
R-1 shares
2014	21.43	0.10	3.60	3.70	(0.21)	(2.91)	(3.12)	22.01
2013	19.36	0.21	1.99	2.20	(0.13)	–	(0.13)	21.43
2012	17.25	0.12	2.06	2.18	(0.07)	–	(0.07)	19.36
2011	15.70	(0.01)	1.64	1.63	(0.08)	–	(0.08)	17.25
2010	11.52	0.17	4.20	4.37	(0.19)	–	(0.19)	15.70
R-2 shares
2014	20.88	0.12	3.49	3.61	(0.24)	(2.91)	(3.15)	21.34
2013	18.87	0.23	1.94	2.17	(0.16)	–	(0.16)	20.88
2012	16.82	0.14	2.01	2.15	(0.10)	–	(0.10)	18.87
2011	15.31	0.01	1.60	1.61	(0.10)	–	(0.10)	16.82
2010	11.24	0.19	4.09	4.28	(0.21)	–	(0.21)	15.31
R-3 shares
2014	21.25	0.16	3.56	3.72	(0.27)	(2.91)	(3.18)	21.79
2013	19.20	0.27	1.98	2.25	(0.20)	–	(0.20)	21.25
2012	17.11	0.17	2.05	2.22	(0.13)	–	(0.13)	19.20
2011	15.57	0.04	1.63	1.67	(0.13)	–	(0.13)	17.11
2010	11.42	0.22	4.17	4.39	(0.24)	–	(0.24)	15.57
R-4 shares
2014	21.08	0.20	3.52	3.72	(0.31)	(2.91)	(3.22)	21.58
2013	19.05	0.30	1.97	2.27	(0.24)	–	(0.24)	21.08
2012	16.98	0.21	2.02	2.23	(0.16)	–	(0.16)	19.05
2011	15.45	0.07	1.62	1.69	(0.16)	–	(0.16)	16.98
2010	11.34	0.24	4.13	4.37	(0.26)	–	(0.26)	15.45
R-5 shares
2014	21.11	0.22	3.53	3.75	(0.33)	(2.91)	(3.24)	21.62
2013	19.08	0.33	1.96	2.29	(0.26)	–	(0.26)	21.11
2012	17.00	0.23	2.03	2.26	(0.18)	–	(0.18)	19.08
2011	15.48	0.09	1.61	1.70	(0.18)	–	(0.18)	17.00
2010	11.36	0.26	4.14	4.40	(0.28)	–	(0.28)	15.48

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

21.39%	(c)	$182,382	1.27%	1.31%	0.95%	11.1%
11.85	(c)	143,710	1.29	1.49	1.41	42.1
13.06	(c)	143,101	1.36	1.55	0.99	44.6
10.88	(c)	132,486	1.33	1.47	0.32	29.3
38.58	(c)	128,423	1.44	1.51	1.52	52.2

21.84		1,247,104	0.90	–	1.30	11.1
12.38		807,558	0.88	–	1.86	42.1
13.55		897,798	0.86	–	1.52	44.6
11.39		1,252,657	0.85	–	0.81	29.3
39.37		1,303,556	0.85	–	2.14	52.2

20.87		7,138	1.71	–	0.52	11.1
11.39		6,737	1.71	–	1.00	42.1
12.63		7,692	1.71	–	0.62	44.6
10.44		6,951	1.71	–	(0.05)	29.3
38.22		6,794	1.71	–	1.22	52.2

21.04		17,507	1.58	–	0.64	11.1
11.54		14,360	1.58	–	1.12	42.1
12.76		15,354	1.58	–	0.76	44.6
10.56		13,043	1.58	–	0.08	29.3
38.36		14,881	1.58	–	1.38	52.2

21.26		56,032	1.40	–	0.83	11.1
11.75		47,905	1.40	–	1.30	42.1
12.97		48,924	1.40	–	0.94	44.6
10.77		39,405	1.40	–	0.25	29.3
38.69		39,463	1.40	–	1.58	52.2

21.48		67,466	1.21	–	1.01	11.1
11.97		48,216	1.21	–	1.47	42.1
13.16		40,509	1.21	–	1.13	44.6
11.02		32,332	1.21	–	0.42	29.3
38.89		23,587	1.21	–	1.73	52.2

21.63		167,195	1.09	–	1.11	11.1
12.08		105,831	1.09	–	1.61	42.1
13.33		107,275	1.09	–	1.26	44.6
11.07		95,630	1.09	–	0.53	29.3
39.05		59,168	1.09	–	1.91	52.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM BALANCED PORTFOLIO
Class J shares
2014	$15.21	$0.26	$1.00	$1.26	($0.26)	($0.25)	($0.51)	$15.96
2013	13.36	0.25	1.87	2.12	(0.27)	–	(0.27)	15.21
2012	12.37	0.25	1.00	1.25	(0.26)	–	(0.26)	13.36
2011	12.16	0.26	0.23	0.49	(0.28)	–	(0.28)	12.37
2010	10.76	0.23	1.43	1.66	(0.26)	–	(0.26)	12.16
Institutional shares
2014	15.42	0.30	1.03	1.33	(0.31)	(0.25)	(0.56)	16.19
2013	13.54	0.30	1.89	2.19	(0.31)	–	(0.31)	15.42
2012	12.52	0.27	1.05	1.32	(0.30)	–	(0.30)	13.54
2011	12.31	0.31	0.23	0.54	(0.33)	–	(0.33)	12.52
2010	10.88	0.28	1.46	1.74	(0.31)	–	(0.31)	12.31
R-1 shares
2014	15.39	0.18	1.00	1.18	(0.17)	(0.25)	(0.42)	16.15
2013	13.51	0.19	1.88	2.07	(0.19)	–	(0.19)	15.39
2012	12.50	0.20	1.00	1.20	(0.19)	–	(0.19)	13.51
2011	12.29	0.21	0.22	0.43	(0.22)	–	(0.22)	12.50
2010	10.86	0.19	1.45	1.64	(0.21)	–	(0.21)	12.29
R-2 shares
2014	15.34	0.20	1.01	1.21	(0.19)	(0.25)	(0.44)	16.11
2013	13.48	0.20	1.87	2.07	(0.21)	–	(0.21)	15.34
2012	12.48	0.20	1.01	1.21	(0.21)	–	(0.21)	13.48
2011	12.27	0.22	0.22	0.44	(0.23)	–	(0.23)	12.48
2010	10.86	0.18	1.47	1.65	(0.24)	–	(0.24)	12.27
R-3 shares
2014	15.37	0.22	1.02	1.24	(0.22)	(0.25)	(0.47)	16.14
2013	13.50	0.21	1.89	2.10	(0.23)	–	(0.23)	15.37
2012	12.50	0.22	1.01	1.23	(0.23)	–	(0.23)	13.50
2011	12.29	0.25	0.22	0.47	(0.26)	–	(0.26)	12.50
2010	10.87	0.22	1.45	1.67	(0.25)	–	(0.25)	12.29
R-4 shares
2014	15.40	0.26	1.01	1.27	(0.25)	(0.25)	(0.50)	16.17
2013	13.52	0.24	1.90	2.14	(0.26)	–	(0.26)	15.40
2012	12.52	0.23	1.03	1.26	(0.26)	–	(0.26)	13.52
2011	12.31	0.25	0.24	0.49	(0.28)	–	(0.28)	12.52
2010	10.88	0.23	1.47	1.70	(0.27)	–	(0.27)	12.31
R-5 shares
2014	15.40	0.25	1.04	1.29	(0.27)	(0.25)	(0.52)	16.17
2013	13.52	0.26	1.89	2.15	(0.27)	–	(0.27)	15.40
2012	12.52	0.25	1.02	1.27	(0.27)	–	(0.27)	13.52
2011	12.31	0.26	0.24	0.50	(0.29)	–	(0.29)	12.52
2010	10.88	0.27	1.45	1.72	(0.29)	–	(0.29)	12.31

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

8.50%	(d)	$981,860	0.61%	0.65%	1.66%	3.3%
16.07	(d)	864,184	0.63	0.83	1.78	16.9
10.24	(d)	675,382	0.68	0.88	1.92	9.6
4.03	(d)	514,475	0.73	0.87	2.11	29.6
15.59	(d)	396,058	0.85	0.92	1.98	13.2

8.83		787,845	0.31	–	1.91	3.3
16.42		719,100	0.33	0.33	2.11	16.9
10.71		612,372	0.35	0.35	2.06	9.6
4.36		227,083	0.36	0.36	2.44	29.6
16.23		122,317	0.38	0.38	2.43	13.2

7.86		4,602	1.19	–	1.15	3.3
15.45		4,303	1.20	–	1.29	16.9
9.67		4,166	1.22	–	1.52	9.6
3.48		5,207	1.22	–	1.65	29.6
15.28		4,716	1.23	–	1.63	13.2

8.07		9,335	1.06	–	1.28	3.3
15.51		9,478	1.07	–	1.36	16.9
9.83		9,131	1.09	–	1.50	9.6
3.62		6,834	1.09	–	1.72	29.6
15.40		4,134	1.10	–	1.56	13.2

8.25		61,467	0.88	–	1.42	3.3
15.77		64,428	0.89	–	1.46	16.9
9.99		43,574	0.91	–	1.65	9.6
3.84		26,556	0.91	–	1.94	29.6
15.55		17,127	0.92	–	1.94	13.2

8.44		56,036	0.69	–	1.63	3.3
16.03		48,779	0.70	–	1.66	16.9
10.16		31,774	0.72	–	1.77	9.6
4.01		19,290	0.72	–	2.00	29.6
15.80		8,067	0.73	–	2.02	13.2

8.57		115,255	0.57	–	1.61	3.3
16.16		86,523	0.58	–	1.83	16.9
10.29		69,681	0.60	–	1.94	9.6
4.11		39,852	0.60	–	2.08	29.6
15.97		21,643	0.61	–	2.31	13.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2014	$11.92	$0.25	$0.58	$0.83	($0.25)	($0.23)	($0.48)	$12.27
2013	11.10	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.92
2012	10.46	0.26	0.69	0.95	(0.26)	(0.05)	(0.31)	11.10
2011	10.36	0.29	0.10	0.39	(0.29)	–	(0.29)	10.46
2010	9.39	0.27	0.99	1.26	(0.29)	–	(0.29)	10.36
Institutional shares
2014	11.96	0.29	0.57	0.86	(0.28)	(0.23)	(0.51)	12.31
2013	11.13	0.28	0.90	1.18	(0.29)	(0.06)	(0.35)	11.96
2012	10.48	0.29	0.71	1.00	(0.30)	(0.05)	(0.35)	11.13
2011	10.39	0.32	0.10	0.42	(0.33)	–	(0.33)	10.48
2010	9.41	0.31	1.00	1.31	(0.33)	–	(0.33)	10.39
R-1 shares
2014	11.91	0.21	0.55	0.76	(0.17)	(0.23)	(0.40)	12.27
2013	11.10	0.18	0.88	1.06	(0.19)	(0.06)	(0.25)	11.91
2012	10.45	0.21	0.70	0.91	(0.21)	(0.05)	(0.26)	11.10
2011	10.36	0.24	0.09	0.33	(0.24)	–	(0.24)	10.45
2010	9.39	0.22	1.01	1.23	(0.26)	–	(0.26)	10.36
R-2 shares
2014	11.97	0.20	0.58	0.78	(0.19)	(0.23)	(0.42)	12.33
2013	11.15	0.19	0.90	1.09	(0.21)	(0.06)	(0.27)	11.97
2012	10.50	0.23	0.69	0.92	(0.22)	(0.05)	(0.27)	11.15
2011	10.39	0.26	0.09	0.35	(0.24)	–	(0.24)	10.50
2010	9.42	0.23	1.01	1.24	(0.27)	–	(0.27)	10.39
R-3 shares
2014	11.93	0.22	0.58	0.80	(0.21)	(0.23)	(0.44)	12.29
2013	11.12	0.23	0.87	1.10	(0.23)	(0.06)	(0.29)	11.93
2012	10.47	0.24	0.70	0.94	(0.24)	(0.05)	(0.29)	11.12
2011	10.38	0.27	0.10	0.37	(0.28)	–	(0.28)	10.47
2010	9.40	0.27	0.99	1.26	(0.28)	–	(0.28)	10.38
R-4 shares
2014	11.95	0.25	0.57	0.82	(0.24)	(0.23)	(0.47)	12.30
2013	11.13	0.23	0.90	1.13	(0.25)	(0.06)	(0.31)	11.95
2012	10.48	0.24	0.72	0.96	(0.26)	(0.05)	(0.31)	11.13
2011	10.38	0.30	0.09	0.39	(0.29)	–	(0.29)	10.48
2010	9.40	0.29	0.99	1.28	(0.30)	–	(0.30)	10.38
R-5 shares
2014	11.95	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.30
2013	11.13	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.95
2012	10.48	0.27	0.70	0.97	(0.27)	(0.05)	(0.32)	11.13
2011	10.38	0.28	0.13	0.41	(0.31)	–	(0.31)	10.48
2010	9.41	0.29	0.99	1.28	(0.31)	–	(0.31)	10.38

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

7.12%	(d)	$530,582	0.61%	0.65%	2.07%	3.2%
10.45	(d)	451,227	0.63	0.84	2.14	13.1
9.31	(d)	340,861	0.69	0.88	2.42	6.8
3.82	(d)	237,106	0.73	0.88	2.72	21.4
13.60	(d)	175,583	0.84	0.91	2.72	11.4

7.40		288,691	0.32	–	2.38	3.2
10.83		268,881	0.34	0.34	2.46	13.1
9.74		236,776	0.35	0.35	2.64	6.8
4.08		92,804	0.37	0.37	3.06	21.4
14.18		60,420	0.39	0.39	3.18	11.4

6.54		2,823	1.19	–	1.75	3.2
9.75		4,436	1.20	–	1.60	13.1
8.86		3,753	1.22	–	1.94	6.8
3.23		3,256	1.22	–	2.24	21.4
13.27		2,580	1.23	–	2.25	11.4

6.68		2,756	1.06	–	1.67	3.2
9.93		3,019	1.07	–	1.64	13.1
8.92		2,532	1.09	–	2.17	6.8
3.43		3,083	1.09	–	2.43	21.4
13.32		4,251	1.10	–	2.29	11.4

6.91		21,180	0.88	–	1.82	3.2
10.05		20,157	0.89	–	2.04	13.1
9.18		22,210	0.91	–	2.20	6.8
3.57		15,468	0.91	–	2.52	21.4
13.63		8,726	0.92	–	2.69	11.4

7.02		20,811	0.69	–	2.06	3.2
10.34		17,604	0.70	–	1.99	13.1
9.39		11,581	0.72	–	2.26	6.8
3.83		4,674	0.72	–	2.81	21.4
13.82		4,294	0.73	–	2.90	11.4

7.14		36,356	0.57	–	2.08	3.2
10.48		29,141	0.58	–	2.14	13.1
9.49		18,477	0.60	–	2.46	6.8
3.96		11,243	0.60	–	2.67	21.4
13.86		4,233	0.61	–	2.98	11.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2014	$17.08	$0.21	$1.46	$1.67	($0.24)	($0.15)	($0.39)	$18.36
2013	14.36	0.21	2.75	2.96	(0.24)	–	(0.24)	17.08
2012	13.15	0.17	1.25	1.42	(0.21)	–	(0.21)	14.36
2011	12.81	0.18	0.35	0.53	(0.19)	–	(0.19)	13.15
2010	11.12	0.14	1.74	1.88	(0.19)	–	(0.19)	12.81
Institutional shares
2014	17.27	0.27	1.47	1.74	(0.29)	(0.15)	(0.44)	18.57
2013	14.52	0.26	2.78	3.04	(0.29)	–	(0.29)	17.27
2012	13.29	0.20	1.28	1.48	(0.25)	–	(0.25)	14.52
2011	12.94	0.23	0.36	0.59	(0.24)	–	(0.24)	13.29
2010	11.22	0.20	1.75	1.95	(0.23)	–	(0.23)	12.94
R-1 shares
2014	16.99	0.12	1.44	1.56	(0.14)	(0.15)	(0.29)	18.26
2013	14.29	0.13	2.74	2.87	(0.17)	–	(0.17)	16.99
2012	13.07	0.12	1.23	1.35	(0.13)	–	(0.13)	14.29
2011	12.76	0.12	0.33	0.45	(0.14)	–	(0.14)	13.07
2010	11.09	0.09	1.74	1.83	(0.16)	–	(0.16)	12.76
R-2 shares
2014	17.01	0.14	1.45	1.59	(0.17)	(0.15)	(0.32)	18.28
2013	14.29	0.13	2.76	2.89	(0.17)	–	(0.17)	17.01
2012	13.08	0.12	1.24	1.36	(0.15)	–	(0.15)	14.29
2011	12.77	0.13	0.34	0.47	(0.16)	–	(0.16)	13.08
2010	11.09	0.10	1.75	1.85	(0.17)	–	(0.17)	12.77
R-3 shares
2014	17.05	0.18	1.45	1.63	(0.21)	(0.15)	(0.36)	18.32
2013	14.35	0.16	2.76	2.92	(0.22)	–	(0.22)	17.05
2012	13.15	0.15	1.24	1.39	(0.19)	–	(0.19)	14.35
2011	12.83	0.18	0.32	0.50	(0.18)	–	(0.18)	13.15
2010	11.15	0.14	1.74	1.88	(0.20)	–	(0.20)	12.83
R-4 shares
2014	17.20	0.22	1.44	1.66	(0.23)	(0.15)	(0.38)	18.48
2013	14.46	0.21	2.76	2.97	(0.23)	–	(0.23)	17.20
2012	13.24	0.16	1.27	1.43	(0.21)	–	(0.21)	14.46
2011	12.90	0.17	0.37	0.54	(0.20)	–	(0.20)	13.24
2010	11.19	0.15	1.75	1.90	(0.19)	–	(0.19)	12.90
R-5 shares
2014	17.16	0.21	1.47	1.68	(0.25)	(0.15)	(0.40)	18.44
2013	14.43	0.22	2.77	2.99	(0.26)	–	(0.26)	17.16
2012	13.21	0.18	1.26	1.44	(0.22)	–	(0.22)	14.43
2011	12.87	0.16	0.39	0.55	(0.21)	–	(0.21)	13.21
2010	11.17	0.18	1.74	1.92	(0.22)	–	(0.22)	12.87

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

9.93%	(d)	$496,391	0.62%	0.66%	1.19%	4.0%
20.95	(d)	422,288	0.65	0.85	1.33	20.2
10.94	(d)	313,149	0.70	0.90	1.26	13.1
4.10	(d)	234,693	0.74	0.88	1.33	31.9
17.07	(d)	181,273	0.85	0.92	1.16	15.4

10.23		526,264	0.32	–	1.52	4.0
21.30		487,967	0.33	0.33	1.67	20.2
11.37		401,459	0.34	0.34	1.40	13.1
4.51		146,347	0.35	0.35	1.68	31.9
17.60		94,846	0.38	0.38	1.63	15.4

9.28		4,246	1.19	–	0.68	4.0
20.30		4,190	1.20	–	0.83	20.2
10.40		3,657	1.21	–	0.86	13.1
3.52		3,541	1.22	–	0.92	31.9
16.63		3,766	1.23	–	0.75	15.4

9.45		8,556	1.06	–	0.77	4.0
20.45		8,384	1.07	–	0.82	20.2
10.54		5,916	1.08	–	0.90	13.1
3.67		5,411	1.09	–	0.99	31.9
16.80		5,194	1.10	–	0.82	15.4

9.68		26,537	0.88	–	1.02	4.0
20.60		26,667	0.89	–	1.01	20.2
10.76		17,863	0.90	–	1.06	13.1
3.86		12,199	0.91	–	1.36	31.9
16.98		10,094	0.92	–	1.14	15.4

9.83		24,177	0.69	–	1.21	4.0
20.87		21,406	0.70	–	1.31	20.2
10.96		15,442	0.71	–	1.15	13.1
4.14		10,662	0.72	–	1.29	31.9
17.16		7,704	0.73	–	1.23	15.4

9.95		84,381	0.57	–	1.17	4.0
21.04		67,284	0.58	–	1.37	20.2
11.10		47,638	0.59	–	1.32	13.1
4.23		31,447	0.60	–	1.18	31.9
17.35		12,668	0.61	–	1.47	15.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2014	$12.29	$0.32	$0.45	$0.77	($0.32)	($0.19)	($0.51)	$12.55
2013	11.91	0.32	0.51	0.83	(0.34)	(0.11)	(0.45)	12.29
2012	11.25	0.35	0.68	1.03	(0.35)	(0.02)	(0.37)	11.91
2011	11.24	0.38	0.02	0.40	(0.39)	–	(0.39)	11.25
2010	10.39	0.35	0.90	1.25	(0.40)	–	(0.40)	11.24
Institutional shares
2014	12.34	0.36	0.45	0.81	(0.36)	(0.19)	(0.55)	12.60
2013	11.96	0.37	0.50	0.87	(0.38)	(0.11)	(0.49)	12.34
2012	11.29	0.39	0.69	1.08	(0.39)	(0.02)	(0.41)	11.96
2011	11.28	0.42	0.02	0.44	(0.43)	–	(0.43)	11.29
2010	10.42	0.41	0.91	1.32	(0.46)	–	(0.46)	11.28
R-1 shares
2014	12.30	0.25	0.45	0.70	(0.25)	(0.19)	(0.44)	12.56
2013	11.92	0.26	0.50	0.76	(0.27)	(0.11)	(0.38)	12.30
2012	11.25	0.30	0.68	0.98	(0.29)	(0.02)	(0.31)	11.92
2011	11.25	0.33	0.01	0.34	(0.34)	–	(0.34)	11.25
2010	10.39	0.32	0.91	1.23	(0.37)	–	(0.37)	11.25
R-2 shares
2014	12.32	0.27	0.45	0.72	(0.26)	(0.19)	(0.45)	12.59
2013	11.94	0.28	0.50	0.78	(0.29)	(0.11)	(0.40)	12.32
2012	11.27	0.31	0.68	0.99	(0.30)	(0.02)	(0.32)	11.94
2011	11.27	0.35	–	0.35	(0.35)	–	(0.35)	11.27
2010	10.41	0.33	0.91	1.24	(0.38)	–	(0.38)	11.27
R-3 shares
2014	12.32	0.29	0.45	0.74	(0.29)	(0.19)	(0.48)	12.58
2013	11.94	0.30	0.50	0.80	(0.31)	(0.11)	(0.42)	12.32
2012	11.27	0.33	0.68	1.01	(0.32)	(0.02)	(0.34)	11.94
2011	11.27	0.37	–	0.37	(0.37)	–	(0.37)	11.27
2010	10.41	0.36	0.90	1.26	(0.40)	–	(0.40)	11.27
R-4 shares
2014	12.32	0.32	0.45	0.77	(0.31)	(0.19)	(0.50)	12.59
2013	11.95	0.31	0.50	0.81	(0.33)	(0.11)	(0.44)	12.32
2012	11.28	0.35	0.69	1.04	(0.35)	(0.02)	(0.37)	11.95
2011	11.27	0.38	0.02	0.40	(0.39)	–	(0.39)	11.28
2010	10.41	0.37	0.91	1.28	(0.42)	–	(0.42)	11.27
R-5 shares
2014	12.32	0.32	0.46	0.78	(0.33)	(0.19)	(0.52)	12.58
2013	11.94	0.33	0.51	0.84	(0.35)	(0.11)	(0.46)	12.32
2012	11.28	0.36	0.68	1.04	(0.36)	(0.02)	(0.38)	11.94
2011	11.27	0.39	0.03	0.42	(0.41)	–	(0.41)	11.28
2010	10.41	0.40	0.89	1.29	(0.43)	–	(0.43)	11.27

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

6.43%	(d)	$723,517	0.61%	0.65%	2.57%	2.2%
7.16	(d)	589,349	0.64	0.84	2.69	10.5
9.27	(d)	423,411	0.69	0.89	3.05	5.5
3.61	(d)	272,865	0.75	0.89	3.37	19.6
12.29	(d)	151,199	0.90	0.98	3.25	9.5

6.70		180,049	0.32	–	2.89	2.2
7.45		174,501	0.34	0.34	3.05	10.5
9.68		168,309	0.36	0.36	3.30	5.5
3.96		58,782	0.39	0.39	3.71	19.6
12.91		37,271	0.40	0.43	3.79	9.5

5.80		741	1.19	–	2.05	2.2
6.56		1,044	1.20	–	2.16	10.5
8.78		820	1.21	–	2.58	5.5
3.02		801	1.22	–	2.95	19.6
12.01		908	1.23	–	2.97	9.5

6.00		1,139	1.06	–	2.16	2.2
6.68		1,682	1.07	–	2.31	10.5
8.90		1,767	1.08	–	2.67	5.5
3.16		1,312	1.09	–	3.04	19.6
12.15		955	1.10	–	3.05	9.5

6.12		10,483	0.88	–	2.36	2.2
6.87		10,544	0.89	–	2.47	10.5
9.11		8,821	0.90	–	2.85	5.5
3.35		6,181	0.91	–	3.30	19.6
12.34		5,283	0.92	–	3.31	9.5

6.40		12,062	0.69	–	2.55	2.2
6.99		12,416	0.70	–	2.55	10.5
9.31		6,962	0.71	–	3.01	5.5
3.62		4,365	0.72	–	3.37	19.6
12.54		2,535	0.73	–	3.40	9.5

6.45		20,815	0.57	–	2.61	2.2
7.20		17,297	0.58	–	2.77	10.5
9.35		12,966	0.59	–	3.08	5.5
3.74		4,862	0.60	–	3.47	19.6
12.69		3,039	0.61	–	3.68	9.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2014	$19.44	$0.20	$1.99	$2.19	($0.23)	($0.14)	($0.37)	$21.26
2013	15.75	0.19	3.71	3.90	(0.21)	–	(0.21)	19.44
2012	14.28	0.12	1.48	1.60	(0.13)	–	(0.13)	15.75
2011	13.85	0.10	0.46	0.56	(0.13)	–	(0.13)	14.28
2010	11.88	0.10	2.02	2.12	(0.15)	–	(0.15)	13.85
Institutional shares
2014	19.61	0.27	2.01	2.28	(0.29)	(0.14)	(0.43)	21.46
2013	15.89	0.25	3.73	3.98	(0.26)	–	(0.26)	19.61
2012	14.40	0.14	1.53	1.67	(0.18)	–	(0.18)	15.89
2011	13.97	0.15	0.47	0.62	(0.19)	–	(0.19)	14.40
2010	11.97	0.16	2.04	2.20	(0.20)	–	(0.20)	13.97
R-1 shares
2014	19.30	0.10	1.97	2.07	(0.13)	(0.14)	(0.27)	21.10
2013	15.65	0.09	3.69	3.78	(0.13)	–	(0.13)	19.30
2012	14.18	0.06	1.46	1.52	(0.05)	–	(0.05)	15.65
2011	13.78	0.05	0.43	0.48	(0.08)	–	(0.08)	14.18
2010	11.84	0.05	2.02	2.07	(0.13)	–	(0.13)	13.78
R-2 shares
2014	19.36	0.11	1.98	2.09	(0.16)	(0.14)	(0.30)	21.15
2013	15.68	0.09	3.72	3.81	(0.13)	–	(0.13)	19.36
2012	14.22	0.05	1.49	1.54	(0.08)	–	(0.08)	15.68
2011	13.83	0.04	0.47	0.51	(0.12)	–	(0.12)	14.22
2010	11.88	0.05	2.04	2.09	(0.14)	–	(0.14)	13.83
R-3 shares
2014	19.39	0.18	1.95	2.13	(0.19)	(0.14)	(0.33)	21.19
2013	15.72	0.14	3.71	3.85	(0.18)	–	(0.18)	19.39
2012	14.25	0.08	1.49	1.57	(0.10)	–	(0.10)	15.72
2011	13.85	0.07	0.46	0.53	(0.13)	–	(0.13)	14.25
2010	11.89	0.09	2.03	2.12	(0.16)	–	(0.16)	13.85
R-4 shares
2014	19.50	0.18	2.00	2.18	(0.22)	(0.14)	(0.36)	21.32
2013	15.81	0.11	3.79	3.90	(0.21)	–	(0.21)	19.50
2012	14.34	0.11	1.50	1.61	(0.14)	–	(0.14)	15.81
2011	13.92	0.09	0.47	0.56	(0.14)	–	(0.14)	14.34
2010	11.92	0.11	2.04	2.15	(0.15)	–	(0.15)	13.92
R-5 shares
2014	19.46	0.20	2.01	2.21	(0.25)	(0.14)	(0.39)	21.28
2013	15.78	0.21	3.70	3.91	(0.23)	–	(0.23)	19.46
2012	14.30	0.12	1.50	1.62	(0.14)	–	(0.14)	15.78
2011	13.89	0.07	0.50	0.57	(0.16)	–	(0.16)	14.30
2010	11.92	0.14	2.02	2.16	(0.19)	–	(0.19)	13.89

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

11.43%	(d)	$283,507	0.63%	0.67%	1.01%	5.9%
25.04	(d)	253,180	0.66	0.86	1.07	26.5
11.28	(d)	185,076	0.73	0.92	0.77	13.6
4.03	(d)	152,460	0.76	0.90	0.70	37.7
17.98	(d)	124,141	0.88	0.95	0.76	15.6

11.80		280,593	0.32	–	1.34	5.9
25.43		255,114	0.33	0.33	1.41	26.5
11.74		199,595	0.36	0.36	0.88	13.6
4.40		72,005	0.37	0.37	1.05	37.7
18.53		46,704	0.40	0.40	1.23	15.6

10.85		4,253	1.19	–	0.47	5.9
24.35		4,215	1.20	–	0.52	26.5
10.74		2,904	1.22	–	0.41	13.6
3.49		3,184	1.22	–	0.34	37.7
17.54		3,515	1.23	–	0.41	15.6

10.95		4,779	1.06	–	0.55	5.9
24.51		4,290	1.07	–	0.54	26.5
10.88		2,597	1.09	–	0.31	13.6
3.66		2,097	1.09	–	0.25	37.7
17.74		1,449	1.10	–	0.42	15.6

11.15		17,809	0.88	–	0.90	5.9
24.77		19,357	0.89	–	0.79	26.5
11.13		13,780	0.91	–	0.56	13.6
3.81		9,964	0.91	–	0.48	37.7
17.91		6,761	0.92	–	0.72	15.6

11.36		20,035	0.69	–	0.90	5.9
24.94		15,061	0.70	–	0.63	26.5
11.33		6,644	0.72	–	0.70	13.6
4.04		4,660	0.72	–	0.63	37.7
18.17		2,638	0.73	–	0.85	15.6

11.51		34,618	0.57	–	1.00	5.9
25.09		27,490	0.58	–	1.17	26.5
11.48		18,765	0.60	–	0.81	13.6
4.10		12,656	0.60	–	0.51	37.7
18.27		4,517	0.61	–	1.11	15.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SHORT-TERM INCOME FUND
Class J shares
2014		$12.26	$0.16	($0.02)	$0.14	($0.16)	($0.01)	($0.17)	$12.23
2013		12.28	0.15	(0.03)	0.12	(0.14)	–	(0.14)	12.26
2012		11.96	0.20	0.31	0.51	(0.19)	–	(0.19)	12.28
2011		12.17	0.24	(0.19)	0.05	(0.26)	–	(0.26)	11.96
2010	(d)	12.00	0.08	0.16	0.24	(0.07)	–	(0.07)	12.17
Institutional shares
2014		12.26	0.21	(0.02)	0.19	(0.21)	(0.01)	(0.22)	12.23
2013		12.28	0.20	(0.03)	0.17	(0.19)	–	(0.19)	12.26
2012		11.96	0.25	0.32	0.57	(0.25)	–	(0.25)	12.28
2011		12.16	0.31	(0.18)	0.13	(0.33)	–	(0.33)	11.96
2010		11.84	0.36	0.32	0.68	(0.36)	–	(0.36)	12.16
R-1 shares
2014		12.26	0.10	(0.02)	0.08	(0.10)	(0.01)	(0.11)	12.23
2013		12.28	0.10	(0.03)	0.07	(0.09)	–	(0.09)	12.26
2012		11.96	0.15	0.32	0.47	(0.15)	–	(0.15)	12.28
2011		12.17	0.21	(0.19)	0.02	(0.23)	–	(0.23)	11.96
2010	(d)	12.00	0.07	0.17	0.24	(0.07)	–	(0.07)	12.17
R-2 shares
2014		12.26	0.12	(0.02)	0.10	(0.12)	(0.01)	(0.13)	12.23
2013		12.28	0.12	(0.03)	0.09	(0.11)	–	(0.11)	12.26
2012		11.96	0.16	0.32	0.48	(0.16)	–	(0.16)	12.28
2011		12.17	0.22	(0.19)	0.03	(0.24)	–	(0.24)	11.96
2010	(d)	12.00	0.07	0.17	0.24	(0.07)	–	(0.07)	12.17
R-3 shares
2014		12.27	0.14	(0.03)	0.11	(0.14)	(0.01)	(0.15)	12.23
2013		12.28	0.14	(0.02)	0.12	(0.13)	–	(0.13)	12.27
2012		11.96	0.19	0.31	0.50	(0.18)	–	(0.18)	12.28
2011		12.17	0.25	(0.20)	0.05	(0.26)	–	(0.26)	11.96
2010	(d)	12.00	0.08	0.17	0.25	(0.08)	–	(0.08)	12.17
R-4 shares
2014		12.27	0.17	(0.03)	0.14	(0.17)	(0.01)	(0.18)	12.23
2013		12.28	0.16	(0.02)	0.14	(0.15)	–	(0.15)	12.27
2012		11.97	0.21	0.31	0.52	(0.21)	–	(0.21)	12.28
2011		12.17	0.27	(0.18)	0.09	(0.29)	–	(0.29)	11.97
2010	(d)	12.00	0.09	0.16	0.25	(0.08)	–	(0.08)	12.17
R-5 shares
2014		12.27	0.18	(0.02)	0.16	(0.18)	(0.01)	(0.19)	12.24
2013		12.28	0.18	(0.02)	0.16	(0.17)	–	(0.17)	12.27
2012		11.96	0.23	0.31	0.54	(0.22)	–	(0.22)	12.28
2011		12.17	0.28	(0.19)	0.09	(0.30)	–	(0.30)	11.96
2010	(d)	12.00	0.09	0.17	0.26	(0.09)	–	(0.09)	12.17

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

1.16%	(c)	$120,296	0.80%		0.84%		1.34%		49.1%
1.00	(c)	124,761	0.87		1.07		1.25		50.1
4.29	(c)	107,444	0.94		1.13		1.63		47.9
0.43	(c)	73,750	1.01		1.15		2.01		43.6
2.04 (c)	,(e)	52,874	1.07	(f)	1.26	(f)	2.11	(f)	54.7 (f)	,(g)

1.52		1,936,142	0.44		–		1.69		49.1
1.43		1,134,768	0.45		0.45		1.67		50.1
4.79		897,254	0.46		0.46		2.10		47.9
1.05		626,736	0.47		0.47		2.55		43.6
5.82		473,931	0.50		0.50		3.04		54.7	(g)

0.65		1,468	1.30	(h)	–		0.84		49.1
0.57		1,851	1.30	(h)	–		0.82		50.1
3.92		2,247	1.30	(h)	–		1.22		47.9
0.14		1,076	1.30	(h)	–		1.73		43.6
1.97	(e)	788	1.30 (f)	,(h)	–		1.88	(f)	54.7 (f)	,(g)

0.78		1,957	1.17	(h)	–		0.97		49.1
0.70		1,640	1.18	(h)	–		0.94		50.1
4.04		1,194	1.18	(h)	–		1.30		47.9
0.26		243	1.18	(h)	–		1.80		43.6
2.01	(e)	229	1.18 (f)	,(h)	–		2.00	(f)	54.7 (f)	,(g)

0.88		14,472	0.99	(h)	–		1.15		49.1
0.96		10,748	0.99	(h)	–		1.13		50.1
4.24		10,336	0.99	(h)	–		1.56		47.9
0.45		2,997	0.99	(h)	–		2.04		43.6
2.06	(e)	3,302	0.99 (f)	,(h)	–		2.19	(f)	54.7 (f)	,(g)

1.09		14,272	0.79	(h)	–		1.35		49.1
1.17		4,377	0.79	(h)	–		1.33		50.1
4.36		3,106	0.79	(h)	–		1.72		47.9
0.73		1,063	0.79	(h)	–		2.22		43.6
2.13	(e)	505	0.79 (f)	,(h)	–		2.40	(f)	54.7 (f)	,(g)

1.28		9,287	0.68	(h)	–		1.46		49.1
1.28		4,735	0.68	(h)	–		1.44		50.1
4.56		3,373	0.68	(h)	–		1.89		47.9
0.77		2,377	0.68	(h)	–		2.33		43.6
2.16	(e)	1,540	0.68 (f)	,(h)	–		2.51	(f)	54.7 (f)	,(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Period from July 12, 2010, date operations commenced, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $13,017,000 of sales from portfolio realignment from the acquisition of Short-Term Bond Fund.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP BLEND FUND
Class J shares
2014	$20.88	($0.02)	$1.68	$1.66	$–	($1.56)	($1.56)	$20.98
2013	14.97	0.06	6.01	6.07	(0.07)	(0.09)	(0.16)	20.88
2012	13.28	0.02	1.67	1.69	–	–	–	14.97
2011	12.52	(0.05)	0.81	0.76	–	–	–	13.28
2010	10.07	(0.02)	2.47	2.45	–	–	–	12.52
Institutional shares
2014	22.51	0.06	1.81	1.87	(0.05)	(1.56)	(1.61)	22.77
2013	16.14	0.13	6.47	6.60	(0.14)	(0.09)	(0.23)	22.51
2012	14.24	0.09	1.81	1.90	–	–	–	16.14
2011	13.37	0.01	0.86	0.87	–	–	–	14.24
2010	10.74	0.05	2.63	2.68	(0.05)	–	(0.05)	13.37
R-1 shares
2014	21.12	(0.13)	1.70	1.57	–	(1.56)	(1.56)	21.13
2013	15.16	(0.02)	6.08	6.06	(0.01)	(0.09)	(0.10)	21.12
2012	13.50	(0.01)	1.67	1.66	–	–	–	15.16
2011	12.78	(0.10)	0.82	0.72	–	–	–	13.50
2010	10.31	(0.05)	2.52	2.47	–	–	–	12.78
R-2 shares
2014	21.22	(0.10)	1.71	1.61	–	(1.56)	(1.56)	21.27
2013	15.21	–	6.11	6.11	(0.01)	(0.09)	(0.10)	21.22
2012	13.52	(0.01)	1.70	1.69	–	–	–	15.21
2011	12.78	(0.09)	0.83	0.74	–	–	–	13.52
2010	10.30	(0.04)	2.52	2.48	–	–	–	12.78
R-3 shares
2014	21.65	(0.06)	1.74	1.68	–	(1.56)	(1.56)	21.77
2013	15.54	0.03	6.23	6.26	(0.06)	(0.09)	(0.15)	21.65
2012	13.79	0.03	1.72	1.75	–	–	–	15.54
2011	13.01	(0.06)	0.84	0.78	–	–	–	13.79
2010	10.47	(0.02)	2.56	2.54	–	–	–	13.01
R-4 shares
2014	22.14	(0.02)	1.78	1.76	–	(1.56)	(1.56)	22.34
2013	15.87	0.07	6.37	6.44	(0.08)	(0.09)	(0.17)	22.14
2012	14.06	0.04	1.77	1.81	–	–	–	15.87
2011	13.24	(0.04)	0.86	0.82	–	–	–	14.06
2010	10.65	0.01	2.60	2.61	(0.02)	–	(0.02)	13.24
R-5 shares
2014	22.42	0.01	1.80	1.81	(0.01)	(1.56)	(1.57)	22.66
2013	16.08	0.09	6.44	6.53	(0.10)	(0.09)	(0.19)	22.42
2012	14.22	0.07	1.79	1.86	–	–	–	16.08
2011	13.38	(0.02)	0.86	0.84	–	–	–	14.22
2010	10.76	0.02	2.63	2.65	(0.03)	–	(0.03)	13.38

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

8.17%	(c)	$200,333	1.13%	1.17%	(0.09)%	67.6%
40.88	(c)	200,359	1.18	1.38	0.32	95.2
12.73	(c)	148,772	1.28	1.48	0.17	90.2
6.07	(c)	84,060	1.25	1.39	(0.35)	76.1
24.33	(c)	86,986	1.35	1.42	(0.16)	65.2

8.54		72,583	0.79	0.79	0.25	67.6
41.38		65,062	0.80	0.80	0.70	95.2
13.34		45,620	0.79	0.79	0.61	90.2
6.51		38,016	0.80	0.80	0.09	76.1
25.03		35,729	0.80	0.83	0.39	65.2

7.62		2,079	1.64	–	(0.60)	67.6
40.21		2,401	1.64	–	(0.11)	95.2
12.30		2,001	1.64	–	(0.10)	90.2
5.63		151	1.65	–	(0.74)	76.1
23.96		232	1.65	–	(0.46)	65.2

7.78		2,956	1.51	–	(0.47)	67.6
40.35		3,018	1.51	–	0.01	95.2
12.50		2,852	1.51	–	(0.05)	90.2
5.79		1,169	1.52	–	(0.62)	76.1
24.08		1,195	1.52	–	(0.33)	65.2

7.96		6,628	1.33	–	(0.28)	67.6
40.62		6,143	1.33	–	0.18	95.2
12.69		4,907	1.33	–	0.22	90.2
6.00		629	1.34	–	(0.44)	76.1
24.26		889	1.34	–	(0.15)	65.2

8.16		4,052	1.14	–	(0.10)	67.6
40.93		4,200	1.14	–	0.37	95.2
12.87		2,944	1.14	–	0.26	90.2
6.19		2,011	1.15	–	(0.25)	76.1
24.52		2,139	1.15	–	0.04	65.2

8.27		12,020	1.02	–	0.02	67.6
41.04		11,690	1.02	–	0.49	95.2
13.08		8,943	1.02	–	0.45	90.2
6.28		3,418	1.03	–	(0.13)	76.1
24.72		3,314	1.03	–	0.16	65.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
SMALLCAP GROWTH FUND I
Class J shares
2014	$12.63	($0.13)	$0.74	$0.61	($1.54)	($1.54)	$11.70	5.00	%(c)
2013	9.94	(0.13)	3.54	3.41	(0.72)	(0.72)	12.63	36.73	(c)
2012	9.56	(0.12)	1.08	0.96	(0.58)	(0.58)	9.94	11.07	(c)
2011	8.50	(0.13)	1.19	1.06	–	–	9.56	12.47	(c)
2010	6.27	(0.12)	2.35	2.23	–	–	8.50	35.57	(c)
Institutional shares
2014	14.80	(0.08)	0.87	0.79	(1.54)	(1.54)	14.05	5.52
2013	11.47	(0.09)	4.14	4.05	(0.72)	(0.72)	14.80	37.45
2012	10.89	(0.07)	1.23	1.16	(0.58)	(0.58)	11.47	11.58
2011	9.62	(0.08)	1.35	1.27	–	–	10.89	13.20
2010	7.03	(0.06)	2.65	2.59	–	–	9.62	36.85
R-1 shares
2014	13.52	(0.18)	0.79	0.61	(1.54)	(1.54)	12.59	4.63
2013	10.63	(0.18)	3.79	3.61	(0.72)	(0.72)	13.52	36.19
2012	10.22	(0.16)	1.15	0.99	(0.58)	(0.58)	10.63	10.63
2011	9.11	(0.17)	1.28	1.11	–	–	10.22	12.18
2010	6.72	(0.13)	2.52	2.39	–	–	9.11	35.57
R-2 shares
2014	13.25	(0.16)	0.77	0.61	(1.54)	(1.54)	12.32	4.74
2013	10.42	(0.16)	3.71	3.55	(0.72)	(0.72)	13.25	36.36
2012	10.01	(0.14)	1.13	0.99	(0.58)	(0.58)	10.42	10.86
2011	8.91	(0.15)	1.25	1.10	–	–	10.01	12.35
2010	6.56	(0.11)	2.46	2.35	–	–	8.91	35.82
R-3 shares
2014	13.64	(0.15)	0.80	0.65	(1.54)	(1.54)	12.75	4.92
2013	10.68	(0.15)	3.83	3.68	(0.72)	(0.72)	13.64	36.70
2012	10.24	(0.13)	1.15	1.02	(0.58)	(0.58)	10.68	10.91
2011	9.09	(0.14)	1.29	1.15	–	–	10.24	12.65
2010	6.69	(0.10)	2.50	2.40	–	–	9.09	35.87
R-4 shares
2014	14.04	(0.13)	0.82	0.69	(1.54)	(1.54)	13.19	5.07
2013	10.96	(0.13)	3.93	3.80	(0.72)	(0.72)	14.04	36.88
2012	10.46	(0.11)	1.19	1.08	(0.58)	(0.58)	10.96	11.27
2011	9.28	(0.12)	1.30	1.18	–	–	10.46	12.72
2010	6.81	(0.09)	2.56	2.47	–	–	9.28	36.27
R-5 shares
2014	14.36	(0.11)	0.84	0.73	(1.54)	(1.54)	13.55	5.25
2013	11.18	(0.11)	4.01	3.90	(0.72)	(0.72)	14.36	37.05
2012	10.65	(0.10)	1.21	1.11	(0.58)	(0.58)	11.18	11.36
2011	9.43	(0.11)	1.33	1.22	–	–	10.65	12.94
2010	6.91	(0.08)	2.60	2.52	–	–	9.43	36.47

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

$53,357	1.50%		1.67%	(1.09)%	66.1%
30,644	1.56		1.78	(1.17)	74.7
22,970	1.63		1.85	(1.20)	79.9
21,887	1.67		1.83	(1.34)	90.3
15,935	1.98		2.07	(1.60)	125.2

1,707,451	1.02		1.09	(0.61)	66.1
1,729,462	1.07		1.09	(0.68)	74.7
1,329,439	1.08		1.10	(0.65)	79.9
1,185,260	1.07		1.09	(0.74)	90.3
748,898	1.09		1.12	(0.71)	125.2

3,123	1.88	(d)	–	(1.47)	66.1
2,783	1.94	(d)	–	(1.54)	74.7
2,531	1.95	(d)	–	(1.52)	79.9
2,314	1.95	(d)	–	(1.61)	90.3
1,905	1.97	(d)	–	(1.59)	125.2

6,581	1.75	(d)	–	(1.34)	66.1
4,061	1.81	(d)	–	(1.41)	74.7
3,100	1.82	(d)	–	(1.39)	79.9
2,867	1.82	(d)	–	(1.48)	90.3
3,735	1.84	(d)	–	(1.45)	125.2

21,440	1.57	(d)	–	(1.16)	66.1
18,858	1.63	(d)	–	(1.25)	74.7
11,606	1.64	(d)	–	(1.21)	79.9
12,559	1.64	(d)	–	(1.31)	90.3
7,952	1.66	(d)	–	(1.27)	125.2

16,819	1.38	(d)	–	(0.97)	66.1
16,584	1.44	(d)	–	(1.05)	74.7
12,347	1.45	(d)	–	(1.01)	79.9
8,266	1.45	(d)	–	(1.11)	90.3
5,503	1.47	(d)	–	(1.08)	125.2

37,684	1.26	(d)	–	(0.85)	66.1
31,647	1.32	(d)	–	(0.93)	74.7
23,202	1.33	(d)	–	(0.90)	79.9
21,633	1.33	(d)	–	(1.00)	90.3
13,515	1.35	(d)	–	(0.97)	125.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2014	$23.10	$0.17	$1.80	$1.97	($0.11)	($0.60)	($0.71)	$24.36
2013	16.90	0.17	6.21	6.38	(0.18)	–	(0.18)	23.10
2012	15.03	0.11	1.81	1.92	(0.05)	–	(0.05)	16.90
2011	13.77	0.07	1.26	1.33	(0.07)	–	(0.07)	15.03
2010	11.04	0.03	2.73	2.76	(0.03)	–	(0.03)	13.77
Institutional shares
2014	24.02	0.26	1.87	2.13	(0.18)	(0.60)	(0.78)	25.37
2013	17.58	0.26	6.44	6.70	(0.26)	–	(0.26)	24.02
2012	15.63	0.19	1.88	2.07	(0.12)	–	(0.12)	17.58
2011	14.31	0.15	1.32	1.47	(0.15)	–	(0.15)	15.63
2010	11.48	0.11	2.83	2.94	(0.11)	–	(0.11)	14.31
R-1 shares
2014	23.71	0.05	1.84	1.89	(0.01)	(0.60)	(0.61)	24.99
2013	17.35	0.09	6.38	6.47	(0.11)	–	(0.11)	23.71
2012	15.43	0.05	1.87	1.92	–	–	–	17.35
2011	14.15	0.02	1.29	1.31	(0.03)	–	(0.03)	15.43
2010	11.37	–	2.81	2.81	(0.03)	–	(0.03)	14.15
R-2 shares
2014	24.17	0.09	1.89	1.98	(0.04)	(0.60)	(0.64)	25.51
2013	17.67	0.12	6.50	6.62	(0.12)	–	(0.12)	24.17
2012	15.70	0.07	1.90	1.97	–	–	–	17.67
2011	14.39	0.04	1.31	1.35	(0.04)	–	(0.04)	15.70
2010	11.54	0.02	2.86	2.88	(0.03)	–	(0.03)	14.39
R-3 shares
2014	24.34	0.13	1.90	2.03	(0.09)	(0.60)	(0.69)	25.68
2013	17.82	0.15	6.55	6.70	(0.18)	–	(0.18)	24.34
2012	15.83	0.10	1.92	2.02	(0.03)	–	(0.03)	17.82
2011	14.50	0.07	1.33	1.40	(0.07)	–	(0.07)	15.83
2010	11.63	0.04	2.88	2.92	(0.05)	–	(0.05)	14.50
R-4 shares
2014	24.51	0.18	1.92	2.10	(0.12)	(0.60)	(0.72)	25.89
2013	17.93	0.19	6.59	6.78	(0.20)	–	(0.20)	24.51
2012	15.94	0.13	1.93	2.06	(0.07)	–	(0.07)	17.93
2011	14.61	0.10	1.33	1.43	(0.10)	–	(0.10)	15.94
2010	11.71	0.07	2.90	2.97	(0.07)	–	(0.07)	14.61
R-5 shares
2014	24.61	0.21	1.92	2.13	(0.15)	(0.60)	(0.75)	25.99
2013	18.00	0.22	6.61	6.83	(0.22)	–	(0.22)	24.61
2012	16.00	0.16	1.92	2.08	(0.08)	–	(0.08)	18.00
2011	14.65	0.12	1.35	1.47	(0.12)	–	(0.12)	16.00
2010	11.75	0.08	2.90	2.98	(0.08)	–	(0.08)	14.65

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

8.66%	(c)	$145,647	0.56%	0.60%	0.71%	19.0%
38.11	(c)	140,138	0.61	0.81	0.88	14.6
12.81	(c)	98,085	0.68	0.87	0.65	16.0
9.67	(c)	89,701	0.67	0.81	0.49	19.1
25.09	(c)	82,762	0.81	0.88	0.22	30.1

9.05		471,425	0.20	0.20	1.06	19.0
38.62		384,824	0.21	0.21	1.24	14.6
13.36		203,079	0.20	0.25	1.12	16.0
10.25		143,892	0.20	0.28	0.94	19.1
25.70		85,231	0.20	0.30	0.83	30.1

8.10		14,480	1.04	–	0.23	19.0
37.53		14,560	1.04	–	0.43	14.6
12.44		9,183	1.04	–	0.28	16.0
9.26		8,033	1.04	–	0.11	19.1
24.71		7,286	1.05	–	(0.02)	30.1

8.31		19,359	0.91	–	0.36	19.0
37.71		19,526	0.91	–	0.57	14.6
12.55		14,892	0.91	–	0.42	16.0
9.39		15,045	0.91	–	0.26	19.1
24.98		19,492	0.92	–	0.11	30.1

8.46		135,744	0.73	–	0.53	19.0
37.91		106,891	0.73	–	0.73	14.6
12.78		58,655	0.73	–	0.59	16.0
9.66		46,472	0.73	–	0.43	19.1
25.18		47,049	0.74	–	0.30	30.1

8.71		87,241	0.54	–	0.73	19.0
38.20		84,904	0.54	–	0.92	14.6
12.99		47,925	0.54	–	0.78	16.0
9.79		45,058	0.54	–	0.61	19.1
25.44		36,410	0.55	–	0.49	30.1

8.79		191,185	0.42	–	0.85	19.0
38.36		197,548	0.42	–	1.04	14.6
13.09		108,147	0.42	–	0.92	16.0
10.02		101,159	0.42	–	0.73	19.1
25.49		87,847	0.43	–	0.61	30.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP VALUE FUND II
Class J shares
2014	$13.56	($0.04)	$1.21	$1.17	$–	($0.88)	($0.88)	$13.85
2013	10.02	0.03	3.58	3.61	(0.07)	–	(0.07)	13.56
2012	8.93	0.01	1.08	1.09	–	–	–	10.02
2011	8.57	(0.02)	0.38	0.36	–	–	–	8.93
2010	6.84	(0.04)	1.77	1.73	–	–	–	8.57
Institutional shares
2014	13.79	0.03	1.22	1.25	(0.06)	(0.88)	(0.94)	14.10
2013	10.19	0.11	3.62	3.73	(0.13)	–	(0.13)	13.79
2012	9.06	0.08	1.09	1.17	(0.04)	–	(0.04)	10.19
2011	8.67	0.04	0.39	0.43	(0.04)	–	(0.04)	9.06
2010	6.87	0.03	1.80	1.83	(0.03)	–	(0.03)	8.67
R-1 shares
2014	13.10	(0.08)	1.16	1.08	–	(0.88)	(0.88)	13.30
2013	9.69	0.01	3.45	3.46	(0.05)	–	(0.05)	13.10
2012	8.65	–	1.04	1.04	–	–	–	9.69
2011	8.33	(0.04)	0.37	0.33	(0.01)	–	(0.01)	8.65
2010	6.64	(0.04)	1.73	1.69	–	–	–	8.33
R-2 shares
2014	13.18	(0.06)	1.16	1.10	–	(0.88)	(0.88)	13.40
2013	9.74	0.03	3.47	3.50	(0.06)	–	(0.06)	13.18
2012	8.69	0.01	1.04	1.05	–	–	–	9.74
2011	8.36	(0.03)	0.38	0.35	(0.02)	–	(0.02)	8.69
2010	6.65	(0.03)	1.74	1.71	–	–	–	8.36
R-3 shares
2014	13.46	(0.04)	1.18	1.14	–	(0.88)	(0.88)	13.72
2013	9.93	0.04	3.55	3.59	(0.06)	–	(0.06)	13.46
2012	8.84	0.02	1.07	1.09	–	–	–	9.93
2011	8.48	(0.01)	0.37	0.36	–	–	–	8.84
2010	6.74	(0.01)	1.75	1.74	–	–	–	8.48
R-4 shares
2014	13.54	(0.02)	1.21	1.19	(0.02)	(0.88)	(0.90)	13.83
2013	10.00	0.07	3.56	3.63	(0.09)	–	(0.09)	13.54
2012	8.90	0.04	1.08	1.12	(0.02)	–	(0.02)	10.00
2011	8.54	–	0.39	0.39	(0.03)	–	(0.03)	8.90
2010	6.78	–	1.76	1.76	–	–	–	8.54
R-5 shares
2014	13.64	–	1.20	1.20	(0.03)	(0.88)	(0.91)	13.93
2013	10.08	0.08	3.59	3.67	(0.11)	–	(0.11)	13.64
2012	8.96	0.06	1.08	1.14	(0.02)	–	(0.02)	10.08
2011	8.59	0.02	0.38	0.40	(0.03)	–	(0.03)	8.96
2010	6.82	0.01	1.77	1.78	(0.01)	–	(0.01)	8.59

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

8.97%	(c)	$19,885	1.48%		1.54%	(0.27)%	42.1%
36.19	(c)	18,556	1.63		1.85	0.23	60.5
12.21	(c)	11,655	1.70		1.92	0.11	53.5
4.20	(c)	10,466	1.64		1.81	(0.21)	54.4
25.29	(c)	11,004	1.93		2.05	(0.52)	54.5

9.47		1,489,023	0.97		0.99	0.25	42.1
37.05		1,475,200	0.98		1.00	0.93	60.5
13.00		1,046,022	0.99		1.01	0.83	53.5
4.93		957,766	0.98		1.00	0.45	54.4
26.64		736,530	1.00		1.02	0.41	54.5

8.57		1,870	1.84	(d)	–	(0.62)	42.1
35.82		2,106	1.85	(d)	–	0.07	60.5
12.02		1,901	1.86	(d)	–	(0.05)	53.5
3.95		2,059	1.86	(d)	–	(0.43)	54.4
25.45		1,038	1.87	(d)	–	(0.47)	54.5

8.68		4,588	1.71	(d)	–	(0.48)	42.1
36.09		6,141	1.72	(d)	–	0.24	60.5
12.08		5,677	1.73	(d)	–	0.08	53.5
4.12		5,607	1.73	(d)	–	(0.31)	54.4
25.71		2,189	1.74	(d)	–	(0.33)	54.5

8.84		11,532	1.53	(d)	–	(0.31)	42.1
36.35		11,825	1.54	(d)	–	0.37	60.5
12.33		8,601	1.55	(d)	–	0.26	53.5
4.29		11,461	1.55	(d)	–	(0.11)	54.4
25.82		12,722	1.56	(d)	–	(0.15)	54.5

9.13		13,254	1.34	(d)	–	(0.13)	42.1
36.58		11,430	1.35	(d)	–	0.58	60.5
12.56		9,258	1.36	(d)	–	0.44	53.5
4.53		11,939	1.36	(d)	–	0.05	54.4
26.03		2,703	1.37	(d)	–	0.06	54.5

9.16		22,406	1.22	(d)	–	(0.01)	42.1
36.78		21,954	1.23	(d)	–	0.72	60.5
12.69		19,962	1.24	(d)	–	0.60	53.5
4.63		12,994	1.24	(d)	–	0.20	54.4
26.16		6,871	1.25	(d)	–	0.16	54.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund and SmallCap Value Fund II (63 of the portfolios constituting Principal Funds, Inc., collectively, the “Funds”), as of October 31, 2014, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian, transfer agent of the affiliated funds, agent banks and brokers, or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within Principal Funds, Inc., at October 31, 2014, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
December 17, 2014

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
October 31, 2014 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual			Hypothetical
Expenses Paid
			Ending	During Period		Ending	Expenses Paid
		Beginning	Account Value	May 1, 2014 to	Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,	Account Value	October 31,	May 1, 2014 to	Expense
		May 1, 2014	2014	2014(b)	May 1, 2014	2014	October 31, 2014(b)	Ratio
	Bond & Mortgage Securities Fund
	Class J	$1,000.00	$1,016.73	$4.57	$1,000.00	$1,020.67	$4.58	0.90%
	Institutional	1,000.00	1,018.83	2.65	1,000.00	1,022.58	2.65	0.52
R	-1	1,000.00	1,014.34	7.06	1,000.00	1,018.20	7.07	1.39
R	-2	1,000.00	1,015.18	6.40	1,000.00	1,018.85	6.41	1.26
R	-3	1,000.00	1,016.04	5.49	1,000.00	1,019.76	5.50	1.08
R	-4	1,000.00	1,017.60	4.53	1,000.00	1,020.72	4.53	0.89
R	-5	1,000.00	1,017.63	3.92	1,000.00	1,021.32	3.92	0.77

	Core Plus Bond Fund I
	Institutional	1,000.00	1,019.04	2.85	1,000.00	1,022.38	2.85	0.56
R	-1	1,000.00	1,014.63	7.31	1,000.00	1,017.95	7.32	1.44
R	-2	1,000.00	1,015.50	6.66	1,000.00	1,018.60	6.67	1.31
R	-3	1,000.00	1,017.27	5.75	1,000.00	1,019.51	5.75	1.13
R	-4	1,000.00	1,018.13	4.78	1,000.00	1,020.47	4.79	0.94
R	-5	1,000.00	1,018.17	4.17	1,000.00	1,021.07	4.18	0.82

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2014 (unaudited)

			Actual			Hypothetical
Expenses Paid
			Ending	During Period		Ending	Expenses Paid
		Beginning	Account Value	May 1, 2014 to	Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,	Account Value	October 31,	May 1, 2014 to	Expense
		May 1, 2014	2014	2014(b)	May 1, 2014	2014	October 31, 2014(b)	Ratio
	Diversified International Fund
	Class J	$1,000.00	$994.12	$6.23	$1,000.00	$1,018.95	$6.31	1.24%
	Institutional	1,000.00	996.66	4.28	1,000.00	1,020.92	4.33	0.85
R	-1	1,000.00	992.48	8.69	1,000.00	1,016.48	8.79	1.73
R	-2	1,000.00	992.45	8.04	1,000.00	1,017.14	8.13	1.60
R	-3	1,000.00	994.15	7.14	1,000.00	1,018.05	7.22	1.42
R	-4	1,000.00	995.05	6.19	1,000.00	1,019.00	6.26	1.23
R	-5	1,000.00	995.05	5.58	1,000.00	1,019.61	5.65	1.11

	Equity Income Fund
	Institutional	1,000.00	1,054.73	2.69	1,000.00	1,022.58	2.65	0.52
R	-1	1,000.00	1,049.89	7.18	1,000.00	1,018.20	7.07	1.39
R	-2	1,000.00	1,050.78	6.51	1,000.00	1,018.85	6.41	1.26
R	-3	1,000.00	1,051.58	5.58	1,000.00	1,019.76	5.50	1.08
R	-4	1,000.00	1,052.85	4.61	1,000.00	1,020.72	4.53	0.89
R	-5	1,000.00	1,053.44	3.99	1,000.00	1,021.32	3.92	0.77

	Global Diversified Income Fund
	Institutional	1,000.00	1,022.67	4.13	1,000.00	1,021.12	4.13	0.81

	Global Diversified Income Fund (Excluding Dividends
	and Interest Expense on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,022.70	3.47	1,000.00	1,021.73	3.47	0.68

	Global Real Estate Securities Fund
	Institutional	1,000.00	1,075.48	4.71	1,000.00	1,020.67	4.58	0.90

	Government & High Quality Bond Fund
	Class J	1,000.00	1,020.30	4.38	1,000.00	1,020.87	4.38	0.86
	Institutional	1,000.00	1,022.16	2.60	1,000.00	1,022.63	2.60	0.51
R	-1	1,000.00	1,017.18	6.56	1,000.00	1,018.70	6.56	1.29
R	-2	1,000.00	1,017.85	5.90	1,000.00	1,019.36	5.90	1.16
R	-3	1,000.00	1,018.78	4.99	1,000.00	1,020.27	4.99	0.98
R	-4	1,000.00	1,019.76	4.02	1,000.00	1,021.22	4.02	0.79
R	-5	1,000.00	1,021.30	3.41	1,000.00	1,021.83	3.41	0.67

	High Yield Fund
	Institutional	1,000.00	1,008.29	3.04	1,000.00	1,022.18	3.06	0.60

	High Yield Fund I
	Institutional	1,000.00	1,010.31	3.24	1,000.00	1,021.98	3.26	0.64

	Income Fund
	Class J	1,000.00	1,018.19	4.37	1,000.00	1,020.87	4.38	0.86
	Institutional	1,000.00	1,019.00	2.54	1,000.00	1,022.68	2.55	0.50
R	-1	1,000.00	1,015.53	6.96	1,000.00	1,018.30	6.97	1.37
R	-2	1,000.00	1,015.15	6.30	1,000.00	1,018.95	6.31	1.24
R	-3	1,000.00	1,017.10	5.39	1,000.00	1,019.86	5.40	1.06
R	-4	1,000.00	1,017.06	4.42	1,000.00	1,020.82	4.43	0.87
R	-5	1,000.00	1,018.75	3.82	1,000.00	1,021.42	3.82	0.75

	Inflation Protection Fund
	Class J	1,000.00	1,005.95	5.51	1,000.00	1,019.71	5.55	1.09
	Institutional	1,000.00	1,010.50	2.03	1,000.00	1,023.19	2.04	0.40
R	-1	1,000.00	1,004.81	6.47	1,000.00	1,018.75	6.51	1.28
R	-2	1,000.00	1,006.00	5.81	1,000.00	1,019.41	5.85	1.15
R	-3	1,000.00	1,007.14	4.91	1,000.00	1,020.32	4.94	0.97
R	-4	1,000.00	1,008.28	3.95	1,000.00	1,021.27	3.97	0.78
R	-5	1,000.00	1,008.24	3.34	1,000.00	1,021.88	3.36	0.66

	International Emerging Markets Fund
	Class J	1,000.00	1,040.07	8.23	1,000.00	1,017.14	8.13	1.60
	Institutional	1,000.00	1,042.31	6.33	1,000.00	1,019.00	6.26	1.23
R	-1	1,000.00	1,037.88	10.79	1,000.00	1,014.62	10.66	2.10
R	-2	1,000.00	1,038.10	10.12	1,000.00	1,015.27	10.01	1.97
R	-3	1,000.00	1,039.16	9.20	1,000.00	1,016.18	9.10	1.79
R	-4	1,000.00	1,040.23	8.23	1,000.00	1,017.14	8.13	1.60
R	-5	1,000.00	1,040.99	7.61	1,000.00	1,017.74	7.53	1.48

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2014 (unaudited)

			Actual			Hypothetical
Expenses Paid
			Ending	During Period		Ending	Expenses Paid
		Beginning	Account Value	May 1, 2014 to	Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,	Account Value	October 31,	May 1, 2014 to	Expense
		May 1, 2014	2014	2014(b)	May 1, 2014	2014	October 31, 2014(b)	Ratio
	International Fund I
	Institutional	$1,000.00	$1,023.97	$5.10	$1,000.00	$1,020.16	$5.09	1.00%
R	-1	1,000.00	1,019.56	9.32	1,000.00	1,015.98	9.30	1.83
R	-2	1,000.00	1,020.29	8.66	1,000.00	1,016.64	8.64	1.70
R	-3	1,000.00	1,021.05	7.74	1,000.00	1,017.54	7.73	1.52
R	-4	1,000.00	1,021.77	6.78	1,000.00	1,018.50	6.77	1.33
R	-5	1,000.00	1,023.27	6.17	1,000.00	1,019.11	6.16	1.21

	LargeCap Blend Fund II
	Class J	1,000.00	1,074.04	5.65	1,000.00	1,019.76	5.50	1.08
	Institutional	1,000.00	1,076.05	3.98	1,000.00	1,021.37	3.87	0.76
R	-1	1,000.00	1,070.75	8.46	1,000.00	1,017.04	8.24	1.62
R	-2	1,000.00	1,071.91	7.78	1,000.00	1,017.69	7.58	1.49
R	-3	1,000.00	1,073.01	6.84	1,000.00	1,018.60	6.67	1.31
R	-4	1,000.00	1,074.29	5.86	1,000.00	1,019.56	5.70	1.12
R	-5	1,000.00	1,074.50	5.23	1,000.00	1,020.16	5.09	1.00

	LargeCap Growth Fund
	Class J	1,000.00	1,117.89	5.50	1,000.00	1,020.01	5.24	1.03
	Institutional	1,000.00	1,121.24	3.48	1,000.00	1,021.93	3.31	0.65
R	-1	1,000.00	1,115.65	8.00	1,000.00	1,017.64	7.63	1.50
R	-2	1,000.00	1,117.24	7.31	1,000.00	1,018.30	6.97	1.37
R	-3	1,000.00	1,117.32	6.35	1,000.00	1,019.21	6.06	1.19
R	-4	1,000.00	1,118.08	5.34	1,000.00	1,020.16	5.09	1.00
R	-5	1,000.00	1,119.40	4.70	1,000.00	1,020.77	4.48	0.88

	LargeCap Growth Fund I
	Class J	1,000.00	1,089.17	5.06	1,000.00	1,020.37	4.89	0.96
	Institutional	1,000.00	1,090.69	3.21	1,000.00	1,022.13	3.11	0.61
R	-1	1,000.00	1,086.01	7.73	1,000.00	1,017.80	7.48	1.47
R	-2	1,000.00	1,087.84	7.05	1,000.00	1,018.45	6.82	1.34
R	-3	1,000.00	1,087.84	6.10	1,000.00	1,019.36	5.90	1.16
R	-4	1,000.00	1,089.00	5.11	1,000.00	1,020.32	4.94	0.97
R	-5	1,000.00	1,089.49	4.48	1,000.00	1,020.92	4.33	0.85

	LargeCap Growth Fund II
	Class J	1,000.00	1,075.47	6.75	1,000.00	1,018.70	6.56	1.29
	Institutional	1,000.00	1,076.92	4.55	1,000.00	1,020.82	4.43	0.87
R	-1	1,000.00	1,072.77	9.14	1,000.00	1,016.38	8.89	1.75
R	-2	1,000.00	1,073.12	8.47	1,000.00	1,017.04	8.24	1.62
R	-3	1,000.00	1,074.66	7.53	1,000.00	1,017.95	7.32	1.44
R	-4	1,000.00	1,075.66	6.54	1,000.00	1,018.90	6.36	1.25
R	-5	1,000.00	1,075.91	5.91	1,000.00	1,019.51	5.75	1.13

	LargeCap S&P 500 Index Fund
	Class J	1,000.00	1,078.97	2.57	1,000.00	1,022.74	2.50	0.49
	Institutional	1,000.00	1,080.57	0.84	1,000.00	1,024.40	0.82	0.16
R	-1	1,000.00	1,076.23	5.39	1,000.00	1,020.01	5.24	1.03
R	-2	1,000.00	1,077.33	4.71	1,000.00	1,020.67	4.58	0.90
R	-3	1,000.00	1,078.25	3.77	1,000.00	1,021.58	3.67	0.72
R	-4	1,000.00	1,079.52	2.78	1,000.00	1,022.53	2.70	0.53
R	-5	1,000.00	1,079.67	2.15	1,000.00	1,023.14	2.09	0.41

	LargeCap Value Fund
	Class J	1,000.00	1,049.04	4.18	1,000.00	1,021.12	4.13	0.81
	Institutional	1,000.00	1,050.64	2.12	1,000.00	1,023.14	2.09	0.41
R	-1	1,000.00	1,046.39	6.65	1,000.00	1,018.70	6.56	1.29
R	-2	1,000.00	1,047.01	5.99	1,000.00	1,019.36	5.90	1.16
R	-3	1,000.00	1,047.84	5.06	1,000.00	1,020.27	4.99	0.98
R	-4	1,000.00	1,048.71	4.08	1,000.00	1,021.22	4.02	0.79
R	-5	1,000.00	1,049.06	3.46	1,000.00	1,021.83	3.41	0.67

	LargeCap Value Fund III
	Class J	1,000.00	1,059.99	5.87	1,000.00	1,019.51	5.75	1.13
	Institutional	1,000.00	1,062.04	3.95	1,000.00	1,021.37	3.87	0.76
R	-1	1,000.00	1,057.32	8.45	1,000.00	1,016.99	8.29	1.63
R	-2	1,000.00	1,057.47	7.78	1,000.00	1,017.64	7.63	1.50
R	-3	1,000.00	1,057.98	6.85	1,000.00	1,018.55	6.72	1.32
R	-4	1,000.00	1,060.01	5.87	1,000.00	1,019.51	5.75	1.13
R	-5	1,000.00	1,060.32	5.25	1,000.00	1,020.11	5.14	1.01

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2014 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2014 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2014 to	Expense
		May 1, 2014	2014	2014	(b)	May 1, 2014	2014	October 31, 2014(b)	Ratio
	MidCap Fund
	Class J	$1,000.00	$1,089.65	$4.74		$1,000.00	$1,020.67	$4.58	0.90%
	Institutional	1,000.00	1,090.33	3.64		1,000.00	1,021.73	3.52	0.69
R	-1	1,000.00	1,086.30	7.73		1,000.00	1,017.80	7.48	1.47
R	-2	1,000.00	1,086.62	7.05		1,000.00	1,018.45	6.82	1.34
R	-3	1,000.00	1,087.72	6.10		1,000.00	1,019.36	5.90	1.16
R	-4	1,000.00	1,088.91	5.11		1,000.00	1,020.32	4.94	0.97
R	-5	1,000.00	1,089.61	4.48		1,000.00	1,020.92	4.33	0.85

	MidCap Growth Fund
	Class J	1,000.00	1,087.50	6.37		1,000.00	1,019.11	6.16	1.21
	Institutional	1,000.00	1,090.07	3.95		1,000.00	1,021.42	3.82	0.75
R	-1	1,000.00	1,085.46	8.25		1,000.00	1,017.29	7.98	1.57
R	-2	1,000.00	1,086.89	7.57		1,000.00	1,017.95	7.32	1.44
R	-3	1,000.00	1,087.55	6.63		1,000.00	1,018.85	6.41	1.26
R	-4	1,000.00	1,088.51	5.63		1,000.00	1,019.81	5.45	1.07
R	-5	1,000.00	1,088.80	5.00		1,000.00	1,020.42	4.84	0.95

	MidCap Growth Fund III
	Class J	1,000.00	1,058.27	7.26		1,000.00	1,018.15	7.12	1.40
	Institutional	1,000.00	1,060.00	4.93		1,000.00	1,020.42	4.84	0.95
R	-1	1,000.00	1,056.22	9.48		1,000.00	1,015.98	9.30	1.83
R	-2	1,000.00	1,056.65	8.81		1,000.00	1,016.64	8.64	1.70
R	-3	1,000.00	1,057.31	7.88		1,000.00	1,017.54	7.73	1.52
R	-4	1,000.00	1,058.23	6.90		1,000.00	1,018.50	6.77	1.33
R	-5	1,000.00	1,059.26	6.28		1,000.00	1,019.11	6.16	1.21

	MidCap S&P 400 Index Fund
	Class J	1,000.00	1,050.99	2.95		1,000.00	1,022.33	2.91	0.57
	Institutional	1,000.00	1,053.10	1.03		1,000.00	1,024.20	1.02	0.20
R	-1	1,000.00	1,048.78	5.37		1,000.00	1,019.96	5.30	1.04
R	-2	1,000.00	1,049.15	4.70		1,000.00	1,020.62	4.63	0.91
R	-3	1,000.00	1,049.79	3.77		1,000.00	1,021.53	3.72	0.73
R	-4	1,000.00	1,050.75	2.79		1,000.00	1,022.48	2.75	0.54
R	-5	1,000.00	1,051.44	2.17		1,000.00	1,023.09	2.14	0.42

	MidCap Value Fund I
	Class J	1,000.00	1,051.48	6.98		1,000.00	1,018.40	6.87	1.35
	Institutional	1,000.00	1,053.67	4.87		1,000.00	1,020.47	4.79	0.94
R	-1	1,000.00	1,049.18	9.30		1,000.00	1,016.13	9.15	1.80
R	-2	1,000.00	1,050.29	8.63		1,000.00	1,016.79	8.49	1.67
R	-3	1,000.00	1,051.07	7.70		1,000.00	1,017.69	7.58	1.49
R	-4	1,000.00	1,051.58	6.72		1,000.00	1,018.65	6.61	1.30
R	-5	1,000.00	1,052.67	6.11		1,000.00	1,019.26	6.01	1.18

	MidCap Value Fund III
	Class J	1,000.00	1,045.53	5.16		1,000.00	1,020.16	5.09	1.00
	Institutional	1,000.00	1,047.81	3.30		1,000.00	1,021.98	3.26	0.64
R	-1	1,000.00	1,042.99	7.78		1,000.00	1,017.59	7.68	1.51
R	-2	1,000.00	1,043.85	7.11		1,000.00	1,018.25	7.02	1.38
R	-3	1,000.00	1,044.68	6.18		1,000.00	1,019.16	6.11	1.20
R	-4	1,000.00	1,045.63	5.21		1,000.00	1,020.11	5.14	1.01
R	-5	1,000.00	1,046.33	4.59		1,000.00	1,020.72	4.53	0.89

	Money Market Fund
	Class J	1,000.00	1,000.00	0.81		1,000.00	1,024.40	0.82	0.16
	Institutional	1,000.00	1,000.00	0.81		1,000.00	1,024.40	0.82	0.16

	Overseas Fund
	Institutional	1,000.00	955.19	5.22		1,000.00	1,019.86	5.40	1.06
R	-1	1,000.00	951.59	9.44		1,000.00	1,015.53	9.75	1.92
R	-2	1,000.00	952.46	8.81		1,000.00	1,016.18	9.10	1.79
R	-3	1,000.00	952.42	7.92		1,000.00	1,017.09	8.19	1.61
R	-4	1,000.00	954.17	6.99		1,000.00	1,018.05	7.22	1.42
R	-5	1,000.00	954.20	6.40		1,000.00	1,018.65	6.61	1.30

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2014 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2014 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2014 to	Expense
		May 1, 2014	2014	2014	(b)	May 1, 2014	2014	October 31, 2014(b)	Ratio
	Principal Capital Appreciation Fund
	Institutional	$1,000.00	$1,071.08	$2.40		$1,000.00	$1,022.89	$2.35	0.46%
R	-1	1,000.00	1,066.33	6.98		1,000.00	1,018.45	6.82	1.34
R	-2	1,000.00	1,067.16	6.30		1,000.00	1,019.11	6.16	1.21
R	-3	1,000.00	1,068.14	5.37		1,000.00	1,020.01	5.24	1.03
R	-4	1,000.00	1,069.02	4.38		1,000.00	1,020.97	4.28	0.84
R	-5	1,000.00	1,069.77	3.76		1,000.00	1,021.58	3.67	0.72

	Principal LifeTime 2010 Fund
	Class J	1,000.00	1,025.54	1.68		1,000.00	1,023.54	1.68	0.33
	Institutional	1,000.00	1,026.97	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,022.59	4.64		1,000.00	1,020.62	4.63	0.91
R	-2	1,000.00	1,023.36	3.98		1,000.00	1,021.27	3.97	0.78
R	-3	1,000.00	1,023.40	3.06		1,000.00	1,022.18	3.06	0.60
R	-4	1,000.00	1,024.87	2.09		1,000.00	1,023.14	2.09	0.41
R	-5	1,000.00	1,025.56	1.48		1,000.00	1,023.74	1.48	0.29

	Principal LifeTime 2015 Fund
	Institutional	1,000.00	1,029.12	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,025.12	4.65		1,000.00	1,020.62	4.63	0.91
R	-2	1,000.00	1,025.00	3.98		1,000.00	1,021.27	3.97	0.78
R	-3	1,000.00	1,026.85	3.07		1,000.00	1,022.18	3.06	0.60
R	-4	1,000.00	1,027.65	2.10		1,000.00	1,023.14	2.09	0.41
R	-5	1,000.00	1,027.57	1.48		1,000.00	1,023.74	1.48	0.29

	Principal LifeTime 2020 Fund
	Class J	1,000.00	1,032.66	1.69		1,000.00	1,023.54	1.68	0.33
	Institutional	1,000.00	1,033.91	0.21		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,029.23	4.65		1,000.00	1,020.62	4.63	0.91
R	-2	1,000.00	1,030.01	3.99		1,000.00	1,021.27	3.97	0.78
R	-3	1,000.00	1,031.40	3.07		1,000.00	1,022.18	3.06	0.60
R	-4	1,000.00	1,032.06	2.10		1,000.00	1,023.14	2.09	0.41
R	-5	1,000.00	1,032.66	1.49		1,000.00	1,023.74	1.48	0.29

	Principal LifeTime 2025 Fund
	Institutional	1,000.00	1,037.04	0.21		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,032.29	4.66		1,000.00	1,020.62	4.63	0.91
R	-2	1,000.00	1,033.15	4.00		1,000.00	1,021.27	3.97	0.78
R	-3	1,000.00	1,033.99	3.08		1,000.00	1,022.18	3.06	0.60
R	-4	1,000.00	1,035.56	2.10		1,000.00	1,023.14	2.09	0.41
R	-5	1,000.00	1,036.35	1.49		1,000.00	1,023.74	1.48	0.29

	Principal LifeTime 2030 Fund
	Class J	1,000.00	1,038.33	1.75		1,000.00	1,023.49	1.73	0.34
	Institutional	1,000.00	1,039.62	0.21		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,035.03	4.67		1,000.00	1,020.62	4.63	0.91
R	-2	1,000.00	1,035.71	4.00		1,000.00	1,021.27	3.97	0.78
R	-3	1,000.00	1,037.01	3.08		1,000.00	1,022.18	3.06	0.60
R	-4	1,000.00	1,037.38	2.11		1,000.00	1,023.14	2.09	0.41
R	-5	1,000.00	1,038.28	1.49		1,000.00	1,023.74	1.48	0.29

	Principal LifeTime 2035 Fund
	Institutional	1,000.00	1,042.06	0.21		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,037.42	4.67		1,000.00	1,020.62	4.63	0.91
R	-2	1,000.00	1,038.36	4.01		1,000.00	1,021.27	3.97	0.78
R	-3	1,000.00	1,039.06	3.08		1,000.00	1,022.18	3.06	0.60
R	-4	1,000.00	1,040.62	2.11		1,000.00	1,023.14	2.09	0.41
R	-5	1,000.00	1,040.48	1.49		1,000.00	1,023.74	1.48	0.29

	Principal LifeTime 2040 Fund
	Class J	1,000.00	1,041.36	1.96		1,000.00	1,023.29	1.94	0.38
	Institutional	1,000.00	1,043.77	0.21		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,038.77	4.68		1,000.00	1,020.62	4.63	0.91
R	-2	1,000.00	1,039.46	4.01		1,000.00	1,021.27	3.97	0.78
R	-3	1,000.00	1,040.16	3.09		1,000.00	1,022.18	3.06	0.60
R	-4	1,000.00	1,041.47	2.11		1,000.00	1,023.14	2.09	0.41
R	-5	1,000.00	1,041.92	1.49		1,000.00	1,023.74	1.48	0.29

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2014 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2014 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2014 to	Expense
		May 1, 2014	2014	2014	(b)	May 1, 2014	2014	October 31, 2014(b)	Ratio
	Principal LifeTime 2045 Fund
	Institutional	$1,000.00	$1,043.81	$0.26		$1,000.00	$1,024.95	$0.26	0.05%
R	-1	1,000.00	1,039.66	4.73		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	1,039.66	4.06		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	1,040.27	3.14		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	1,041.77	2.16		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	1,041.70	1.54		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2050 Fund
	Class J	1,000.00	1,041.93	2.62		1,000.00	1,022.63	2.60	0.51
	Institutional	1,000.00	1,044.46	0.21		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,040.00	4.68		1,000.00	1,020.62	4.63	0.91
R	-2	1,000.00	1,040.75	4.01		1,000.00	1,021.27	3.97	0.78
R	-3	1,000.00	1,041.38	3.09		1,000.00	1,022.18	3.06	0.60
R	-4	1,000.00	1,042.64	2.11		1,000.00	1,023.14	2.09	0.41
R	-5	1,000.00	1,043.24	1.49		1,000.00	1,023.74	1.48	0.29

	Principal LifeTime 2055 Fund
	Institutional	1,000.00	1,044.93	0.36		1,000.00	1,024.85	0.36	0.07
R	-1	1,000.00	1,040.07	4.78		1,000.00	1,020.52	4.74	0.93
R	-2	1,000.00	1,040.85	4.12		1,000.00	1,021.17	4.08	0.80
R	-3	1,000.00	1,042.34	3.19		1,000.00	1,022.08	3.16	0.62
R	-4	1,000.00	1,042.93	2.21		1,000.00	1,023.04	2.19	0.43
R	-5	1,000.00	1,043.70	1.60		1,000.00	1,023.64	1.58	0.31

	Principal LifeTime 2060 Fund
	Class J	1,000.00	1,043.04	2.11		1,000.00	1,023.14	2.09	0.41
	Institutional	1,000.00	1,044.61	0.67		1,000.00	1,024.55	0.66	0.13
R	-1	1,000.00	1,039.97	4.94		1,000.00	1,020.37	4.89	0.96
R	-2	1,000.00	1,040.75	4.12		1,000.00	1,021.17	4.08	0.80
R	-3	1,000.00	1,041.39	3.19		1,000.00	1,022.08	3.16	0.62
R	-4	1,000.00	1,042.27	2.21		1,000.00	1,023.04	2.19	0.43
R	-5	1,000.00	1,043.04	1.60		1,000.00	1,023.64	1.58	0.31

	Principal LifeTime Hybrid 2015 Fund
	Institutional	1,000.00	1,014.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2020 Fund
	Institutional	1,000.00	1,018.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2025 Fund
	Institutional	1,000.00	1,020.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2030 Fund
	Institutional	1,000.00	1,021.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2035 Fund
	Institutional	1,000.00	1,022.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2040 Fund
	Institutional	1,000.00	1,023.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2045 Fund
	Institutional	1,000.00	1,023.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2050 Fund
	Institutional	1,000.00	1,024.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2055 Fund
	Institutional	1,000.00	1,024.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid 2060 Fund
	Institutional	1,000.00	1,024.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

	Principal LifeTime Hybrid Income Fund
	Institutional	1,000.00	1,010.00	0.05	(a)	1,000.00	1,024.90	0.31	0.06

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2014 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2014 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2014 to	Expense
		May 1, 2014	2014	2014	(b)	May 1, 2014	2014	October 31, 2014(b)	Ratio
	Principal LifeTime Strategic Income Fund
	Class J	$1,000.00	$1,020.12	$1.88		$1,000.00	$1,023.34	$1.89	0.37%
	Institutional	1,000.00	1,021.68	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	1,017.56	4.68		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	1,017.54	4.02		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	1,018.52	3.10		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	1,019.31	2.14		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	1,020.03	1.53		1,000.00	1,023.69	1.53	0.30

	Real Estate Securities Fund
	Class J	1,000.00	1,113.50	6.66		1,000.00	1,018.90	6.36	1.25
	Institutional	1,000.00	1,115.61	4.80		1,000.00	1,020.67	4.58	0.90
R	-1	1,000.00	1,110.82	9.10		1,000.00	1,016.59	8.69	1.71
R	-2	1,000.00	1,111.47	8.41		1,000.00	1,017.24	8.03	1.58
R	-3	1,000.00	1,112.68	7.46		1,000.00	1,018.15	7.12	1.40
R	-4	1,000.00	1,113.93	6.45		1,000.00	1,019.11	6.16	1.21
R	-5	1,000.00	1,114.31	5.81		1,000.00	1,019.71	5.55	1.09

	SAM Balanced Portfolio
	Class J	1,000.00	1,038.62	3.08		1,000.00	1,022.18	3.06	0.60
	Institutional	1,000.00	1,040.85	1.59		1,000.00	1,023.64	1.58	0.31
R	-1	1,000.00	1,035.96	6.11		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	1,037.12	5.44		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	1,037.98	4.52		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	1,038.98	3.55		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	1,039.58	2.93		1,000.00	1,022.33	2.91	0.57

	SAM Conservative Balanced Portfolio
	Class J	1,000.00	1,031.30	3.07		1,000.00	1,022.18	3.06	0.60
	Institutional	1,000.00	1,033.54	1.64		1,000.00	1,023.59	1.63	0.32
R	-1	1,000.00	1,029.05	6.09		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	1,029.51	5.42		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	1,030.60	4.50		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	1,031.72	3.53		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	1,032.24	2.92		1,000.00	1,022.33	2.91	0.57

	SAM Conservative Growth Portfolio
	Class J	1,000.00	1,046.15	3.20		1,000.00	1,022.08	3.16	0.62
	Institutional	1,000.00	1,047.38	1.60		1,000.00	1,023.64	1.58	0.31
R	-1	1,000.00	1,042.83	6.13		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	1,043.97	5.46		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	1,045.07	4.54		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	1,045.84	3.56		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	1,046.54	2.94		1,000.00	1,022.33	2.91	0.57

	SAM Flexible Income Portfolio
	Class J	1,000.00	1,027.46	3.12		1,000.00	1,022.13	3.11	0.61
	Institutional	1,000.00	1,028.00	1.64		1,000.00	1,023.59	1.63	0.32
R	-1	1,000.00	1,023.58	6.07		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	1,024.95	5.41		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	1,025.14	4.49		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	1,026.94	3.53		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	1,026.74	2.91		1,000.00	1,022.33	2.91	0.57

	SAM Strategic Growth Portfolio
	Class J	1,000.00	1,057.71	3.27		1,000.00	1,022.03	3.21	0.63
	Institutional	1,000.00	1,059.23	1.66		1,000.00	1,023.59	1.63	0.32
R	-1	1,000.00	1,055.00	6.16		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	1,055.39	5.49		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	1,056.33	4.56		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	1,057.02	3.58		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	1,057.65	2.96		1,000.00	1,022.33	2.91	0.57

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2014 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2014 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2014 to	Expense
		May 1, 2014	2014	2014	(b)	May 1, 2014	2014	October 31, 2014(b)	Ratio
	Short-Term Income Fund
	Class J	$1,000.00	$1,004.89	$3.94		$1,000.00	$1,021.27	$3.97	0.78%
	Institutional	1,000.00	1,006.61	2.28		1,000.00	1,022.94	2.29	0.45
R	-1	1,000.00	1,002.24	6.56		1,000.00	1,018.65	6.61	1.30
R	-2	1,000.00	1,002.90	5.91		1,000.00	1,019.31	5.96	1.17
R	-3	1,000.00	1,003.00	5.00		1,000.00	1,020.21	5.04	0.99
R	-4	1,000.00	1,004.84	4.04		1,000.00	1,021.17	4.08	0.80
R	-5	1,000.00	1,005.40	3.44		1,000.00	1,021.78	3.47	0.68

	SmallCap Blend Fund
	Class J	1,000.00	1,012.06	5.63		1,000.00	1,019.61	5.65	1.11
	Institutional	1,000.00	1,013.35	4.01		1,000.00	1,021.22	4.02	0.79
R	-1	1,000.00	1,009.07	8.30		1,000.00	1,016.94	8.34	1.64
R	-2	1,000.00	1,009.49	7.65		1,000.00	1,017.59	7.68	1.51
R	-3	1,000.00	1,010.68	6.74		1,000.00	1,018.50	6.77	1.33
R	-4	1,000.00	1,011.78	5.78		1,000.00	1,019.46	5.80	1.14
R	-5	1,000.00	1,012.06	5.17		1,000.00	1,020.06	5.19	1.02

	SmallCap Growth Fund I
	Class J	1,000.00	1,050.27	7.75		1,000.00	1,017.64	7.63	1.50
	Institutional	1,000.00	1,053.22	5.28		1,000.00	1,020.06	5.19	1.02
R	-1	1,000.00	1,048.29	9.71		1,000.00	1,015.73	9.55	1.88
R	-2	1,000.00	1,049.40	9.04		1,000.00	1,016.38	8.89	1.75
R	-3	1,000.00	1,050.25	8.11		1,000.00	1,017.29	7.98	1.57
R	-4	1,000.00	1,051.00	7.13		1,000.00	1,018.25	7.02	1.38
R	-5	1,000.00	1,052.02	6.52		1,000.00	1,018.85	6.41	1.26

	SmallCap S&P 600 Index Fund
	Class J	1,000.00	1,045.94	2.78		1,000.00	1,022.48	2.75	0.54
	Institutional	1,000.00	1,047.91	1.03		1,000.00	1,024.20	1.02	0.20
R	-1	1,000.00	1,042.99	5.36		1,000.00	1,019.96	5.30	1.04
R	-2	1,000.00	1,044.21	4.69		1,000.00	1,020.62	4.63	0.91
R	-3	1,000.00	1,044.75	3.76		1,000.00	1,021.53	3.72	0.73
R	-4	1,000.00	1,046.06	2.78		1,000.00	1,022.48	2.75	0.54
R	-5	1,000.00	1,046.30	2.17		1,000.00	1,023.09	2.14	0.42

	SmallCap Value Fund II
	Class J	1,000.00	1,028.21	7.46		1,000.00	1,017.85	7.43	1.46
	Institutional	1,000.00	1,029.95	4.96		1,000.00	1,020.32	4.94	0.97
R	-1	1,000.00	1,026.23	9.40		1,000.00	1,015.93	9.35	1.84
R	-2	1,000.00	1,026.82	8.74		1,000.00	1,016.59	8.69	1.71
R	-3	1,000.00	1,027.72	7.82		1,000.00	1,017.49	7.78	1.53
R	-4	1,000.00	1,029.02	6.85		1,000.00	1,018.45	6.82	1.34
R	-5	1,000.00	1,028.80	6.24		1,000.00	1,019.06	6.21	1.22

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 30, 2014 to October 31, 2014), multiplied by 31/365 (to reflect the period since inception).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	117	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	117	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos	117	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	117	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	117	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	117	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	117	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Formerly, General Counsel,	117	None
Director since September 2014	Investment Company Institute
Member, Operations Committee
1961

Daniel Pavelich	Retired.	117	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	117	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	117	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
1981

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2014, and the Statement of Additional Information dated March 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds; and (2) an Amended & Restated Management Agreement with Principal Management Corporation related to the Principal LifeTime Hybrid Income Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund and Principal LifeTime Hybrid 2060 Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 9, 2014 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Management Corporation (the “Manager”) and PFI, on behalf of each of the sixty-five (65) series of PFI (each series is referred to as a “Fund”) (2) the Subadvisory Agreements between the Manager and each of AllianceBernstein L.P.; American Century Investment Management, Inc.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial Management, Inc.; Brown Advisory LLC; Causeway Capital Management LLC.; Clearbridge Investments, LLC; Colonial First State Asset Management (Australia) Limited; Columbus Circle Investors (“Columbus Circle”); DDJ Capital Management, LLC; Dimensional Fund Advisors LP; Edge Asset Management Inc. (“Edge”); Emerald Advisers, Inc.; Goldman Sachs Asset Management, L.P.; Guggenheim Partners Investment Management, LLC; J.P. Morgan Investment Management, Inc.; Los Angeles Capital Management and Equity Research, Inc.; Montag & Caldwell, LLC; Neuberger Berman Fixed Income LLC; Pacific Investment Management Company LLC; Post Advisory Group, LLC (“Post”); Principal Global Investors, LLC (“PGI”); Principal Real Estate Investors, LLC (“Principal-REI”); Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc. (“Spectrum”); Stone Harbor Investment Partners LP; T. Rowe Price Associates, Inc.; Tortoise Capital Advisors, LLC; Vaughan Nelson Investment Management, LP; W. H. Reaves & Co., Inc.; Westwood Management Corp.; and William Blair & Company, L.L.C.; (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure and all PFI Funds-of-Funds (except the SAM Portfolios), the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and it considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of subadvisors and the Manager proposes the selection of the most suitable subadvisors, with a process that emphasizes Principal affiliated subadvisors, subject to the due diligence standards. The Board also took note that the Manager applied the due diligence standards to its personnel’s management of the “Core” portfolio. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that it had previously reviewed the annual best execution and soft dollar reports and found no issues that affected its consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (reviewing both the investment return during the three-year period and the blended investment return (50%/50%) of the three- and five-year periods), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager Fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class A shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that certain Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

For the SAM Portfolios, with the exception of the SAM Conservative Balanced Portfolio, the Board considered information from management about the Manager’s active asset allocation strategy and determined that the strategy and processes justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds), with the continuation of the expense cap suggested by management, were within an acceptable range or compare favorably. With specific regard to the SAM Conservative Balanced Portfolio, although actual management fees and the total net expense ratio on the basis of Class A shares are higher than 3rd Quartile (99% and 80%, respectively) for the Expense Group, the Board concluded that the Management Agreement should be renewed, based upon all relevant factors, including that the Fund’s performance is in the 1st Quartile for each of the three-year and blended three- and five-year periods.

The Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee for ten Funds that have implemented the “Core Satellite” structure. The Board also took into consideration the additional breakpoints in the fee schedule for two Funds proposed by management.

In the Board’ review of the expense caps in place with respect to certain classes of a number of Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2013. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal-REI, Edge, Columbus Circle, Post, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the additional breakpoints offered by management for two Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund, SmallCap S&P 600 Index Fund and the LifeTime Funds series do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee (25 basis points or less) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal LifeTime Hybrid Funds Management Agreement

On June 10, 2014, the Board considered, on behalf of the newly established Principal LifeTime Hybrid Income Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund and Principal LifeTime Hybrid 2060 Fund (each, a “Fund” and together, the “Funds”), the approval of the management agreement (“Management Agreement”) between PFI, for each Fund, and the Manager.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI and has demonstrated a commitment to support PFI. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2013 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to each Fund under the Management Agreement are satisfactory.

Investment Performance

As each Fund is a newly created series, the Board did not review performance of the Funds since no track record was available. However, the Board reviewed the historical performance rankings as of March 31, 2014 of collective investment trusts using the same investment process as will be used for the Funds for which the Funds’ proposed portfolio managers provide non-discretionary advice, as compared to the relevant Morningstar category for one-year, three-year and since August 1, 2009 periods. The Board concluded, based on this information, that the historical investment performance record of the Manager was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered each Fund’s proposed management fee. The Board received information from the Manager, based on data supplied by Lipper, comparing the proposed management fees to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Funds under the Management Agreement. The Board noted that, although each Fund’s proposed management fee schedule does not contain breakpoints, each Fund has a relatively low basis point fee for all Fund assets.

In addition, in evaluating the management fees, the Board considered the estimated profitability of the Funds to the Manager. The Board reviewed the anticipated expense ratio of each class of each Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through February 28, 2016. On the basis of the information provided, the Board concluded that the proposed management fee for each Fund is reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager. The Board concluded that taking into account these potential benefits, the proposed management fee for each Fund is reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of each Fund.

Special Meeting of Shareholders
Principal Funds, Inc. – LargeCap Value Fund I
Held May 30, 2014

1. Approval of a Plan of Acquisition providing for the reorganization of the LargeCap Value Fund I (the “Acquired Fund”) into the LargeCap Value Fund III (the “Acquiring Fund”):

In Favor	Opposed	Abstain
20,483,078.941	2,598,643.521	1,110,032.575

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS, INC.

October 31, 2014 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2014. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2014, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage
Bond & Mortgage Securities Fund	1%	Principal Capital Appreciation Fund	100%
Core Plus Bond Fund I	1%	Principal LifeTime 2010 Fund	18%
Diversified International Fund	1%	Principal LifeTime 2015 Fund	17%
Equity Income Fund	85%	Principal LifeTime 2020 Fund	19%
Global Diversified Income Fund	10%	Principal LifeTime 2025 Fund	17%
Global Real Estate Securities Fund	4%	Principal LifeTime 2030 Fund	19%
High Yield Fund I	1%	Principal LifeTime 2035 Fund	20%
International Emerging Markets Fund	3%	Principal LifeTime 2040 Fund	22%
LargeCap Blend Fund II	92%	Principal LifeTime 2045 Fund	22%
LargeCap Growth Fund	100%	Principal LifeTime 2050 Fund	23%
LargeCap Growth Fund I	96%	Principal LifeTime 2055 Fund	22%
LargeCap Growth Fund II	100%	Principal LifeTime 2060 Fund	9%
LargeCap S&P 500 Index Fund	100%	Principal LifeTime Strategic Income Fund	11%
LargeCap Value Fund	39%	SAM Balanced Portfolio	30%
LargeCap Value Fund III	100%	SAM Conservative Balanced Portfolio	17%
MidCap Blend Fund	100%	SAM Conservative Growth Portfolio	59%
MidCap Growth Fund	4%	SAM Flexible Income Portfolio	17%
MidCap Growth Fund III	16%	SAM Strategic Growth Portfolio	83%
MidCap S&P 400 Index Fund	75%	SmallCap Blend Fund	97%
MidCap Value Fund I	15%	SmallCap Growth Fund I	24%
MidCap Value Fund III	58%	SmallCap S&P 600 Index Fund	85%
Overseas Fund	1%	SmallCap Value Fund II	83%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2014, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage
Bond & Mortgage Securities Fund	1%	Principal Capital Appreciation Fund	100%
Core Plus Bond Fund I	1%	Principal LifeTime 2010 Fund	33%
Diversified International Fund	90%	Principal LifeTime 2015 Fund	33%
Equity Income Fund	100%	Principal LifeTime 2020 Fund	40%
Global Diversified Income Fund	18%	Principal LifeTime 2025 Fund	37%
Global Real Estate Securities Fund	12%	Principal LifeTime 2030 Fund	43%
High Yield Fund	1%	Principal LifeTime 2035 Fund	44%
High Yield Fund I	1%	Principal LifeTime 2040 Fund	52%
International Emerging Markets Fund	94%	Principal LifeTime 2045 Fund	50%
International Fund I	100%	Principal LifeTime 2050 Fund	56%
LargeCap Blend Fund II	93%	Principal LifeTime 2055 Fund	52%
LargeCap Growth Fund	100%	Principal LifeTime 2060 Fund	29%
LargeCap Growth Fund I	100%	Principal LifeTime Strategic Income Fund	21%
LargeCap Growth Fund II	100%	Real Estate Securities Fund	2%
LargeCap S&P 500 Index Fund	100%	SAM Balanced Portfolio	53%
LargeCap Value Fund	41%	SAM Conservative Balanced Portfolio	30%
LargeCap Value Fund III	100%	SAM Conservative Growth Portfolio	95%
MidCap Blend Fund	100%	SAM Flexible Income Portfolio	23%
MidCap Growth Fund	4%	SAM Strategic Growth Portfolio	100%
MidCap Growth Fund III	15%	SmallCap Blend Fund	100%
MidCap S&P 400 Index Fund	75%	SmallCap Growth Fund I	22%
MidCap Value Fund I	16%	SmallCap S&P 600 Index Fund	85%
MidCap Value Fund III	63%	SmallCap Value Fund II	83%
Overseas Fund	85%

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2014, are as follows:

Foreign Taxes
Per Share
Diversified International Fund	$0.0303
International Emerging Markets Fund	$0.0867
International Fund I	$0.0469
Overseas Fund	$0.0350

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns.

For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund’s transfer agent.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

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principalfunds.com

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A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit principal.com.

Insurance products and plan administrative services are provided by Principal life Insurance Company.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV401-08 | 12/2014 | t14110302kx © 2014 Principal Financial Services, Inc.